UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-135650
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 26	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-05701
Amendment No. 108	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2021

Approximate Date of Proposed Public Offering
Due to file size constraints, this Filing is being made in two related submissions. This submission is the first of two related submissions.
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2021 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

America’s marketFLEX® II Annuity
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-4
The date of this prospectus is May 1, 2021.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2021), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 60. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a website (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
Additionally, with respect to the Extra Value Options, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
•	ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II

•	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	American Funds Insurance Series® - Capital Income Builder®: Class 4
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2
•	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Fund - Global Managed Futures Strategy
•	Guggenheim Variable Fund - Long Short Equity Fund
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
•	Invesco - Invesco V.I. Global Fund: Series II
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
•	MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
•	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares
•	Northern Lights Variable Trust - 7Twelve Balanced Portfolio
•	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
•	ProFunds - ProFund Access VP High Yield Fund
•	ProFunds - ProFund VP Asia 30
•	ProFunds - ProFund VP Banks
•	ProFunds - ProFund VP Basic Materials
•	ProFunds - ProFund VP Bear
•	ProFunds - ProFund VP Biotechnology
•	ProFunds - ProFund VP Bull
•	ProFunds - ProFund VP Consumer Goods
•	ProFunds - ProFund VP Consumer Services
•	ProFunds - ProFund VP Emerging Markets
•	ProFunds - ProFund VP Europe 30
•	ProFunds - ProFund VP Financials
•	ProFunds - ProFund VP Health Care
•	ProFunds - ProFund VP Industrials
•	ProFunds - ProFund VP International
•	ProFunds - ProFund VP Internet
•	ProFunds - ProFund VP Japan
•	ProFunds - ProFund VP NASDAQ-100
•	ProFunds - ProFund VP Oil & Gas
•	ProFunds - ProFund VP Pharmaceuticals
•	ProFunds - ProFund VP Precious Metals
•	ProFunds - ProFund VP Real Estate
•	ProFunds - ProFund VP Rising Rates Opportunity
•	ProFunds - ProFund VP Semiconductor
•	ProFunds - ProFund VP Short Emerging Markets
•	ProFunds - ProFund VP Short International
•	ProFunds - ProFund VP Short NASDAQ-100
•	ProFunds - ProFund VP Technology
•	ProFunds - ProFund VP Telecommunications
•	ProFunds - ProFund VP U.S. Government Plus
•	ProFunds - ProFund VP UltraNASDAQ-100
•	ProFunds - ProFund VP UltraShort NASDAQ-100
3

•	ProFunds - ProFund VP Utilities
•	Rydex Variable Trust - Banking Fund
•	Rydex Variable Trust - Basic Materials Fund
•	Rydex Variable Trust - Biotechnology Fund
•	Rydex Variable Trust - Commodities Strategy Fund
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Dow 2x Strategy Fund
•	Rydex Variable Trust - Electronics Fund
•	Rydex Variable Trust - Energy Fund
•	Rydex Variable Trust - Energy Services Fund
•	Rydex Variable Trust - Europe 1.25x Strategy Fund
•	Rydex Variable Trust - Financial Services Fund
•	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
•	Rydex Variable Trust - Health Care Fund
•	Rydex Variable Trust - High Yield Strategy Fund
•	Rydex Variable Trust - Internet Fund
•	Rydex Variable Trust - Inverse Dow 2x Strategy Fund
•	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
•	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
•	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
•	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
•	Rydex Variable Trust - Inverse S&P 500 Strategy Fund
•	Rydex Variable Trust - Japan 2x Strategy Fund
•	Rydex Variable Trust - Leisure Fund
•	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® Fund
•	Rydex Variable Trust - Nova Fund
•	Rydex Variable Trust - Precious Metals Fund
•	Rydex Variable Trust - Real Estate Fund
•	Rydex Variable Trust - Retailing Fund
•	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
•	Rydex Variable Trust - S&P 500 2x Strategy Fund
•	Rydex Variable Trust - S&P 500 Pure Growth Fund
•	Rydex Variable Trust - S&P 500 Pure Value Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
•	Rydex Variable Trust - Technology Fund
•	Rydex Variable Trust - Telecommunications Fund
•	Rydex Variable Trust - Transportation Fund
•	Rydex Variable Trust - Utilities Fund
•	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
•	The Merger Fund VL - The Merger Fund VL
•	VanEck VIP Trust - Global Resources Fund: Initial Class
•	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
4

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
5

Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-4, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
6

7

Table of Contents (continued)
8

Table of Contents (continued)
9

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract. Please refer to the applicable section later in this prospectus for a detailed description of each charge.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. Some states or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by an applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered) Contracts that elect the standard CDSC schedule will be referred to as "B Schedule" contracts.	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [1]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [2]
Variable Account Annual Expenses (annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge	1.05%
Administrative Charge	0.20%
CDSC Options (an applicant may purchase one)
Four Year CDSC Option ("L Schedule Option") Charge	0.35%
Total Variable Account Charges (including this option only)	1.60%
Range of L Schedule Option CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%

No CDSC Option ("C Schedule Option") Charge	0.40%
Total Variable Account Charges (including this option only)	1.65%
Optional Death Benefits (an applicant may purchase one)
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
Total Variable Account Charges (including this option only)	1.55%
Return of Premium Enhanced Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	1.45%
Extra Value Options[3] (an applicant may purchase one)
3% Extra Value Option Charge	0.40%
Total Variable Account Charges (including this option only)	1.65%
4% Extra Value Option Charge	0.55%
Total Variable Account Charges (including this option only)	1.80%
iFLEX Option Charge (no longer available for election)	0.60% [4]
Total Variable Account Charges (including this option only)	1.85%

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The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (Expenses shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.)
Mortality and Expense Risk Charge (applicable to all contracts)	1.05%
Administrative Charge (applicable to all contracts)	0.20%
C Schedule Option Charge	0.40%
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
4% Extra Value Option Charge	0.55%
iFLEX Option Charge	0.60%
Maximum Possible Total Variable Account Charges	3.10%

[1]	Nationwide will assess a loan processing fee at the time each new loan is processed.
[2]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the maximum net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[3]	Nationwide will discontinue deducting the charge associated with the 3% and 4% Extra Value Options 7 years from the date the contract was issued.
[4]	Currently, the Variable Account charge for the iFLEX Option is equal to an annualized rate of 0.40% of the Daily Net Assets of the Variable Account.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2020, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.32%	3.09%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.10%).
11

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (3.09%)	$1,350	$2,421	$3,454	$6,078	*	$1,921	$3,154	$6,078	$650	$1,921	$3,154	$6,078
Minimum Total Underlying Mutual Fund Operating Expenses (0.32%)	$1,059	$1,593	$2,147	$3,827	*	$1,093	$1,847	$3,827	$359	$1,093	$1,847	$3,827
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000.The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
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Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.05% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
CDSC Options
L Schedule Option
An applicant can elect the L Schedule Option at the time of application. The L Schedule Option reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets.
C Schedule Option
An applicant can elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.40% of the Daily Net Assets.
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Optional Death Benefits
The contract contains a standard death benefit (return of Contract Value) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The Highest Anniversary Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.30% of the Daily Net Assets.
•	The Return of Premium Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
Extra Value Options
The contract offers Extra Value Options, one of which may be elected at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The available options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.40% of the Daily Net Assets.
•	The 4% Extra Value Option applies a credit in the amount of 4% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.55% of the Daily Net Assets.
iFLEX Option
The iFLEX Option is a withdrawal benefit that gives the Contract Owner the choice of an Immediate Withdrawal Benefit or a Guaranteed Lifetime Withdrawal Benefit. In either case, the iFLEX Option allows a Contract Owner to take withdrawals from the contract of up to 5% of a benefit base annually, regardless of the Contract Value. Effective May 1, 2010, the iFLEX Option is no longer available for election. Investment restrictions apply. If the applicant elects the iFLEX Option, Nationwide will deduct an additional charge not to exceed an annualized rate of 0.60% of the Daily Net Assets. Currently, the charge for the iFLEX Option is an annualized rate of 0.40% of the Daily Net Assets.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the 4% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the L Share Option will be assessed both before and after annuitization.
•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
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Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 3.5%. (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
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Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-4 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
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The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix C: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•	There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
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A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
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The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
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In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.25% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and
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marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
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Amount of Payments Nationwide Receives
For the year end December 31, 2020, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
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Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.05% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
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Waiver of Contingent Deferred Sales Charge
If the Contract Owner elected the No CDSC Option, no CDSC will be assessed on amounts withdrawn from the contract.
For those contracts where the No CDSC Option is not elected, the maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments ; or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (4 years if the L Schedule Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract subject to an annual 2% maximum limit. The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the withdrawal request(s). Each withdrawal requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%. Any withdrawal or that portion of a withdrawal made for this purpose that exceeds the limit for that calendar year will be subject to the CDSC provisions of the contract. Any withdrawals may be subject to income tax and/or tax penalties.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
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(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
CDSC Options
L Schedule Option
An applicant can elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. The L Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
C Schedule Option
An applicant can elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. The C Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.40% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option makes the contract ineligible to receive Purchase Payment Credits that would otherwise be available under the contract.
Optional Death Benefits
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
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Highest Anniversary Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant’s 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Highest Anniversary Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Return of Premium Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
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•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial professional regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The 3% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.40% of the Daily Net Assets for the first seven Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
4% Extra Value Option
Applicants can elect the 4% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract for the first 12 months the contract is in force. The 4% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.55% of the Daily Net Assets for the first seven Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of 7 Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule CDSC schedule.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is taken in order to pay registered representative fees, as permitted under the contract;
•	If the withdrawal is not subject to a CDSC or would be subject to a CDSC under the B Schedule CDSC schedule;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after 7 Contract Years.
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Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of 7 Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of 7 Contract Years that is subject to CDSC or would be subject to a CDSC under the B Schedule CDSC schedule, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
iFLEX Option
The iFLEX Option is a withdrawal benefit that gives the Contract Owner the choice of an Immediate Withdrawal Benefit or a Guaranteed Lifetime Withdrawal Benefit. In either case, the iFLEX Option allows a Contract Owner to take withdrawals from the contract of up to 5% of a benefit base annually, regardless of the Contract Value. Once elected, the iFLEX Option is irrevocable. Effective May 1, 2010, the iFLEX Option is no longer available for election.
The person upon whose life the benefit depends (the "determining life") must be between 35 and 85 years old at the time of application. For most contracts, the determining life is that of the primary Contract Owner designated on the application. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the primary Annuitant, and all references in this option to "Contract Owner" shall mean primary Annuitant. The determining life may not be changed.
In exchange for the withdrawal benefits associated with the iFLEX Option, Nationwide will assess an additional charge not to exceed an annualized rate of 0.60% of the Daily Net Assets. Currently, the charge associated with this option is an annualized rate of 0.40% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Once the option is elected, the charge will not change, except, possibly, upon the Contract Owner’s election to invoke a Reset Opportunity, as discussed herein.
Election of the iFLEX Option requires that the Contract Owner allocate the entire Contract Value to a limited set of Sub-Accounts available under the contract. The Contract Owner may reallocate the Contract Value among the available Sub-Accounts in accordance with the Transfers Prior to Annuitization provision.
Currently, subsequent purchase payments are permitted under the iFLEX Option. However, Nationwide reserves the right to limit subsequent payments in the future.
The iFLEX Option (including all the charges, benefits, and conditions) terminates upon termination of the contract, annuitization of the contract, or upon the death of the primary Contract Owner (the determining life). The benefits associated with the iFLEX Option will not continue with a joint owner.
Electing the Form of the Benefit
The Contract Owner determines the form of the benefit by deciding when to take the first withdrawal.
•	If the Contract Owner takes the first withdrawal before the later of the fifth Contract Anniversary or the date the determining life reaches age 59½, the Contract Owner will invoke the Immediate Withdrawal Benefit.
•	If the Contract Owner takes the first withdrawal on or after the later of the fifth Contract Anniversary or the date the determining life reaches age 59½, the Contract Owner will invoke the Guaranteed Lifetime Withdrawal Benefit.
•	Once the first withdrawal is taken, the form of the benefit may not be changed or revoked.
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Immediate Withdrawal Benefit
The Immediate Withdrawal Benefit permits the Contract Owner to take annual withdrawals of up to 5% of the immediate withdrawal benefit base until the benefit base is exhausted.
At the time of the first withdrawal, the immediate withdrawal benefit base is calculated and set equal to the greater of (1) or (2) where:
(1)	is the Contract Value at the time of application, plus any purchase payments applied to the contract before the first withdrawal; and
(2)	is the Contract Value on the fifth Contract Anniversary (if applicable).
The immediate withdrawal benefit base will only change if the Contract Owner elects to invoke a Reset Opportunity (as discussed herein) or if the Contract Owner takes a withdrawal in excess of the permitted 5%.
Once the Immediate Withdrawal Benefit is invoked, on each Contract Anniversary, the Contract Owner is entitled to withdraw an amount equal to 5% of the immediate withdrawal benefit base without reducing the immediate withdrawal benefit base until the "remaining immediate withdrawal amount" is depleted. The initial remaining immediate withdrawal amount is equal to the immediate withdrawal benefit base on the date of the first withdrawal. It is reduced with each withdrawal and is used to track the amount remaining for withdrawal under the Immediate Withdrawal Benefit. Although these withdrawals do not reduce the immediate withdrawal benefit base, they do reduce the Contract Value (and therefore the amount available for annuitization) and the death benefit.
In order to receive a withdrawal in connection with the Immediate Withdrawal Benefit, the Contract Owner must submit a withdrawal request to the Service Center. Upon receipt of the request, Nationwide will redeem Accumulation Units from the Sub-Accounts in proportion to the value in each investment option at the time of the withdrawal request. Withdrawal requests may be submitted systematically or directly by the Contract Owner.
Withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC could cause the gross withdrawal (the withdrawal amount plus the CDSC) to exceed the 5% benefit amount, resulting in a decrease to the immediate withdrawal benefit base. To avoid this, Contract Owners can request to receive the withdrawal net of the CDSC. The gross amount of the withdrawal (including the CDSC) is the amount used to determine whether the withdrawal exceeds the 5% benefit amount.
Each withdrawal taken under the Immediate Withdrawal Benefit that is not an excess withdrawal (as discussed herein) reduces the remaining immediate withdrawal amount on a dollar for dollar basis. Any portion of the Immediate Withdrawal Benefit that is not withdrawn in a given Contract Year is forfeited and may not be claimed in subsequent years.
The Contract Owner may take withdrawals in excess of 5% of the immediate withdrawal benefit base if the Contract Value is greater than $0. Any such "excess withdrawal " will reduce the immediate withdrawal benefit base and, consequently, the amount that may be withdrawn each year thereafter (see Impact of Excess Withdrawals).
Once the remaining immediate withdrawal amount reaches $0, the Immediate Withdrawal Benefit is exhausted and the Contract Owner is no longer entitled to take withdrawals under the iFLEX Option.
Note: Even if the remaining immediate withdrawal amount equals $0, there may still be Contract Value in the contract. If so, the Contract Owner may take withdrawals outside of the iFLEX Option (according to the terms of the contract) and/or use the Reset Opportunity (discussed herein) to reestablish an immediate withdrawal benefit base and a remaining immediate withdrawal amount.
In contrast, if the Contract Value reaches $0 before the remaining immediate withdrawal amount is depleted, Nationwide will automatically pay the Contract Owner 5% of the immediate withdrawal benefit base each Contract Year until the remaining immediate withdrawal amount is $0. No additional purchase payments will be accepted and no withdrawals in excess of 5% of the immediate withdrawal benefit base will be permitted. Once the remaining immediate withdrawal amount reaches $0 (and the Contract Value is $0), the contract will automatically terminate.
Guaranteed Lifetime Withdrawal Benefit
The Guaranteed Lifetime Withdrawal Benefit permits the Contract Owner to take annual withdrawals of up to 5% of the guaranteed lifetime withdrawal benefit base for the duration of the Contract Owner’s lifetime, regardless of Contract Value. This lifetime income stream is distinct from the annuitization phase of the contract.
At the time of the first withdrawal, the guaranteed lifetime withdrawal benefit base is calculated and set equal to the greater of (1) or (2) where:
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(1)	is the Contract Value at the time of application, plus any purchase payments applied to the contract before the first withdrawal, and
(2)	is the Contract Value on the fifth Contract Anniversary (if applicable).
The guaranteed lifetime withdrawal benefit base will only change if the Contract Owner elects to invoke a Reset Opportunity (as discussed herein) or if the Contract Owner takes a withdrawal in excess of the permitted 5%.
Once the Guaranteed Lifetime Withdrawal Benefit is invoked, on each Contract Anniversary, the Contract Owner is entitled to withdraw an amount equal to 5% of the guaranteed lifetime withdrawal benefit base without reducing the guaranteed lifetime withdrawal benefit base until the earlier of the determining life’s death or annuitization, even after the Contract Value falls to $0. Although these withdrawals do not reduce the guaranteed lifetime withdrawal benefit base, they do reduce the Contract Value (and therefore the amount available for annuitization) and the death benefit.
In order to receive a withdrawal in connection with the Guaranteed Lifetime Withdrawal Benefit, the Contract Owner must submit a withdrawal request to the Service Center. Upon receipt of the request, Nationwide will redeem Accumulation Units from the Sub-Accounts in proportion to the value in each investment option at the time of the withdrawal request. Withdrawal requests may be submitted systematically or directly by the Contract Owner.
Withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC could cause the gross withdrawal (the withdrawal amount plus the CDSC) to exceed the 5% benefit amount, resulting in a decrease to the guaranteed lifetime withdrawal benefit base. To avoid this, Contract Owners can request to receive the withdrawal net of the CDSC. The gross amount of the withdrawal (including the CDSC) is the amount used to determine whether the withdrawal exceeds the 5% benefit amount.
Any portion of the Guaranteed Lifetime Withdrawal Benefit that is not withdrawn in a given Contract Year is forfeited and may not be claimed in subsequent years.
The Contract Owner may take withdrawals in excess of 5% of the guaranteed lifetime withdrawal benefit base if the Contract Value is greater than $0. Any such "excess withdrawal" will reduce the guaranteed lifetime withdrawal benefit base and, consequently, the amount that may be withdrawn each year thereafter (see Impact of Excess Withdrawals).
Once the Contract Value equals $0, the Contract Owner cannot take excess withdrawals, but can continue to take annual withdrawals of up to 5% of the guaranteed lifetime withdrawal benefit base for the duration of the Contract Owner’s lifetime. No additional purchase payments will be permitted.
Impact of Excess Withdrawals
The Contract Owner may take withdrawals in excess of 5% of the applicable benefit base if the Contract Value is greater than $0. Any such "excess withdrawal " will reduce the applicable benefit base and, consequently, the benefit amount calculated for subsequent years. If the Contract Owner takes an excess withdrawal, the applicable benefit base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 5% benefit amount; or
(2)	a proportion based on the ratio of the dollar amount of the withdrawal in excess of the 5% benefit amount to the Contract Value (after the withdrawal of the 5% benefit amount), multiplied by the applicable benefit base.
In situations where the Contract Value exceeds the applicable benefit base, excess withdrawals will typically result in a dollar amount reduction to the applicable benefit base. In situations where the Contract Value is less than the applicable benefit base, excess withdrawals will typically result in a proportional reduction to the lifetime applicable benefit base. Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take excess withdrawals.
Purchase Payments After the First Withdrawal
Purchase payments made after the first withdrawal are permitted, provided that the Contract Value is greater than $0. Once the Contract Value reaches $0 after the first withdrawal has been taken under the iFLEX Option, no further purchase payments will be permitted.
These post-withdrawal purchase payments will not increase the applicable benefit base, but will be included in the Contract Value, and therefore will be taken into account in the event the Contract Owner elects to invoke a Reset Opportunity.
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Reset Opportunities
Every five years, starting with the 10th Contract Anniversary, the Contract Owner will have the opportunity to instruct Nationwide to reset the applicable benefit base to equal the current Contract Value. In the case of the Immediate Withdrawal Benefit, both the immediate withdrawal benefit base and the remaining immediate withdrawal amount will be set equal to the current Contract Value. In the case of the Guaranteed Lifetime Withdrawal Benefit, the guaranteed lifetime withdrawal benefit base will be set equal to the current Contract Value.
Nationwide will provide the Contract Owner with the current Contract Value and the applicable benefit base(s), and will provide instructions on how to communicate an election to invoke the Reset Opportunity. If the Contract Owner elects to invoke a Reset Opportunity, it will be at the then current terms and conditions of the iFLEX Option. If Nationwide does not receive a Contract Owner’s election to invoke the Reset Opportunity within 60 days after the applicable Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to invoke the Reset Opportunity.
Taxation of withdrawals under the iFLEX Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a tax advisor.
Minimum Required Distributions
Withdrawals taken to satisfy minimum distribution requirements under the Internal Revenue Code could result in withdrawals that exceed the 5% benefit amount, resulting in a decrease to the applicable benefit base.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.65% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.25%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.65% will have a lower unit value than Sub-Account X with charges of 1.25% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
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On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
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Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be Annuitant's spouse)
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
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Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
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Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits and PPCs) allocated to the Sub-Accounts plus any amount held in the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
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Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.25% to 3.10% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time upon advance written notice.
Transfer requests will be processed on the current Valuation Day if received at the Service Center at least one hour before the close of the New York Stock Exchange ("NYSE") (generally 3:00 pm EST). Nationwide is currently extending the cut-off time for transfer requests submitted via the internet to 15 minutes before the close of the NYSE (generally 3:45 pm EST). All transfer requests received at the Service Center after the applicable cut-off time will be processed on the next Valuation Day.
Actively Traded Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that support active trading strategies ("Actively Traded Funds").
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
•	ProFunds - ProFund Access VP High Yield Fund
•	ProFunds - ProFund VP Asia 30
•	ProFunds - ProFund VP Banks
•	ProFunds - ProFund VP Basic Materials
•	ProFunds - ProFund VP Bear
•	ProFunds - ProFund VP Biotechnology
•	ProFunds - ProFund VP Bull
•	ProFunds - ProFund VP Consumer Goods
•	ProFunds - ProFund VP Consumer Services
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•	ProFunds - ProFund VP Emerging Markets
•	ProFunds - ProFund VP Europe 30
•	ProFunds - ProFund VP Financials
•	ProFunds - ProFund VP Health Care
•	ProFunds - ProFund VP Industrials
•	ProFunds - ProFund VP International
•	ProFunds - ProFund VP Internet
•	ProFunds - ProFund VP Japan
•	ProFunds - ProFund VP NASDAQ-100
•	ProFunds - ProFund VP Oil & Gas
•	ProFunds - ProFund VP Pharmaceuticals
•	ProFunds - ProFund VP Precious Metals
•	ProFunds - ProFund VP Real Estate
•	ProFunds - ProFund VP Rising Rates Opportunity
•	ProFunds - ProFund VP Semiconductor
•	ProFunds - ProFund VP Short Emerging Markets
•	ProFunds - ProFund VP Short International
•	ProFunds - ProFund VP Short NASDAQ-100
•	ProFunds - ProFund VP Technology
•	ProFunds - ProFund VP Telecommunications
•	ProFunds - ProFund VP U.S. Government Plus
•	ProFunds - ProFund VP UltraNASDAQ-100
•	ProFunds - ProFund VP UltraShort NASDAQ-100
•	ProFunds - ProFund VP Utilities
•	Rydex Variable Trust - Banking Fund
•	Rydex Variable Trust - Basic Materials Fund
•	Rydex Variable Trust - Biotechnology Fund
•	Rydex Variable Trust - Commodities Strategy Fund
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Dow 2x Strategy Fund
•	Rydex Variable Trust - Electronics Fund
•	Rydex Variable Trust - Energy Fund
•	Rydex Variable Trust - Energy Services Fund
•	Rydex Variable Trust - Europe 1.25x Strategy Fund
•	Rydex Variable Trust - Financial Services Fund
•	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
•	Rydex Variable Trust - Health Care Fund
•	Rydex Variable Trust - High Yield Strategy Fund
•	Rydex Variable Trust - Internet Fund
•	Rydex Variable Trust - Inverse Dow 2x Strategy Fund
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•	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
•	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
•	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
•	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
•	Rydex Variable Trust - Inverse S&P 500 Strategy Fund
•	Rydex Variable Trust - Japan 2x Strategy Fund
•	Rydex Variable Trust - Leisure Fund
•	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® Fund
•	Rydex Variable Trust - Nova Fund
•	Rydex Variable Trust - Precious Metals Fund
•	Rydex Variable Trust - Real Estate Fund
•	Rydex Variable Trust - Retailing Fund
•	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
•	Rydex Variable Trust - S&P 500 2x Strategy Fund
•	Rydex Variable Trust - S&P 500 Pure Growth Fund
•	Rydex Variable Trust - S&P 500 Pure Value Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
•	Rydex Variable Trust - Technology Fund
•	Rydex Variable Trust - Telecommunications Fund
•	Rydex Variable Trust - Transportation Fund
•	Rydex Variable Trust - Utilities Fund
•	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Limited Transfer Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that prohibit active trading strategies ("Limited Transfer Funds").
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
•	ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	American Funds Insurance Series® - Capital Income Builder®: Class 4
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
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•	BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2
•	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Fund - Global Managed Futures Strategy
•	Guggenheim Variable Fund - Long Short Equity Fund
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
•	Invesco - Invesco V.I. Global Fund: Series II
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
•	MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II
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•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
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•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
•	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares
•	Northern Lights Variable Trust - 7Twelve Balanced Portfolio
•	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
•	The Merger Fund VL - The Merger Fund VL
•	VanEck VIP Trust - Global Resources Fund: Initial Class
•	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Frequent Trading and Transfer Restrictions
Some of the Sub-Accounts available in the contract invest in underlying mutual funds that are designed to support active trading strategies (frequent reallocations from one Sub- Account to another). These Sub-Accounts are referred to in this prospectus as "Actively Traded Funds." The remaining Sub-Accounts available in the contract invest in underlying mutual funds that prohibit such active trading. These Sub-Accounts are referred to as "Limited Transfer Funds." Lists of the Actively Traded Funds and Limited Transfer Funds appear at the beginning of this section.
Nationwide discourages (and will take action to deter) inappropriate frequent transfers between and among the Limited Transfer Funds because frequent movement between or among those Sub-Accounts may negatively impact other investors. Frequent transfers among the Limited Transfer Funds can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
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To protect investors in this contract from the potentially negative impact of frequent transfers among the Limited Transfer Funds, Nationwide has implemented, or reserves the right to implement, several restrictions designed to deter frequent transfers among the Limited Transfer Funds, while still permitting Contract Owners to actively trade among the Actively Traded Funds. Nationwide makes no assurance that all risks associated with frequent trading will be completely eliminated by these processes and/or restrictions.
If Nationwide is unable to deter frequent trading in the Limited Transfer Funds, the performance of the Sub-Accounts may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess (against the Variable Account) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" involving Limited Transfer Funds in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 Sub-Accounts in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two Sub-Accounts will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders involving Limited Transfer Funds will be accepted.
Nationwide will apply the following guidelines to the Limited Transfer Funds except for underlying mutual funds of Guggenheim Variable Funds and underlying mutual funds of the Rydex Variable Trust:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision below.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
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Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Generally, allocations may be transferred among the Sub-Accounts once per Valuation Period without charges or penalties.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits and Purchase Payment Credits, but all losses attributable to the Extra Value Option credits and Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
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Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawal to Pay Registered Representative Fees
The contract may be available for use with investment accounts sold by registered representatives. Any fees and expenses charged by registered representatives or associated with such accounts are separate from and in addition to the fees and expenses of the contract described in this prospectus. Fees for those accounts would be specified in the respective account agreements with the registered representative.
Selection of an investment advisor is at the complete discretion of the Contract Owner. Nationwide is not affiliated with and does not endorse such advisors, and makes no representations as to their qualifications. Some Contract Owners may authorize such advisors to take partial withdrawal from the contract to pay advisory or management fees. Partial withdrawals taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract, subject to an annual 2% maximum limit. The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the withdrawal request(s). Each withdrawal requested for the purpose of paying advisory or management fees will
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apply toward the annual withdrawal maximum of 2%. Any withdrawal or portion of a withdrawal made for this purpose that exceeds the limit for that calendar year will be subject to the CDSC provisions of the contract. Any withdrawals may be subject to income tax and/or tax penalties.
Nationwide offers other variable annuity contracts that do not impose a CDSC, thus allowing for CDSC-free partial withdrawals to pay registered representative fees. This may result in a conflict of interest for your advisor, especially if he or she takes a sales commission from the purchase of this annuity and takes a fee for providing you with investment advice in connection with this contract. Consult with your registered representative (or another registered representative) about this potential conflict, or if you have any questions about this contract, other available Nationwide annuity contracts, how your registered representative is compensated for selling this contract, or additional fees he/she may assess for providing investment advice in connection with this annuity contract.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	Purchase Payment Credits, if applicable
•	any outstanding loan balance plus accrued interest
Except for a surrender made in accordance with the Enhanced Surrender Value for Terminal Illness provision, the CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if an optional death benefit is elected, Nationwide will pay the Contract Value plus any additional amount necessary to equal the optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Withdrawals Under Certain Plan Types
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
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(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
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Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Some states do not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time. Following is an example of how principal and collateral interest, and finance interest accrue over time after a total default of a $50,000 loan.
After default, the first time interest is calculated:
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1A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;

6.25%	x	$50,000	=	$3,125
(total interest rate)		(outstanding principal)		($2,000 =collateral interest $1,125 = finance interest)
1B.	The amount from 1A representing collateral interest is added to the outstanding principal;

$2,000	+	$50,000	=	$52,000
(collateral interest)		(outstanding principal)		(outstanding principal and collateral interest)
1C.	The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and

$1,125
(outstanding finance interest)
1D.	The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.

$52,000	+	$1,125	=	$53,125
(outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
Thereafter, when interest is calculated:
2A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;

6.25%	x	$52,000	=	$3,250
(total interest rate)		(1A outstanding principal and collateral interest)		($2,080 = collateral interest $1,170 = finance interest)
2B.	The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;

$2,080	+	$52,000	=	$54,080
(collateral interest)		(1A outstanding principal and collateral interest)		(outstanding principal and collateral interest)
2C.	The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest ;

6.25%	x	$1,125	=	$70.31
(total interest rate)		(outstanding finance interest)		(finance interest)

$70.31	+	$1,125	=	$1,195.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
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2D.	The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;

$1,170	+	$1,195.31	=	$2,365.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2E.	The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.

$54,080	+	$2,365.31	=	$56,445.31
(total outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal	$50,000
Outstanding Collateral Interest	$ 40,047
Outstanding Finance Interest	$34,091
Total Outstanding Principal and Interest	$124,138
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
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Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Requests).
Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Nationwide® Guided Portfolio Strategies
Effective May 1, 2020, the Nationwide® Guided Portfolio Strategies are no longer available for election. The Nationwide Guided Portfolio Strategies (GPS) are static allocation strategies comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a GPS directly own Sub-Account units of the underlying mutual funds that comprise the particular portfolio elected. In other words, a GPS is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a GPS.
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GPS portfolios are available under the contract at the time of application, and only one portfolio can be elected. However, Contract Owners may allocate part of their Contract Value to a GPS and the remainder to one or more Sub-Accounts. Total fund allocations among the GPS and/or Sub-Account(s) must equal 100%, and GPS allocations must be elected as a whole percentage.
A GPS is a static allocation strategy. The allocations or "split" between one or more Sub-Accounts is not monitored or adjusted to reflect changing market conditions. Nationwide will not automatically rebalance a Contract Owner’s Variable Account value to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. However, Contract Owners can elect Asset Rebalancing for no additional charge (see Asset Rebalancing).
Nationwide is not providing investment advice by providing these portfolios. Contract Owners are responsible for determining which GPS and/or Sub-Account(s) are best for them. Consult a qualified financial professional.
Contract Owners may transfer out of a GPS subject to the terms of this prospectus.
For additional information about the underlying mutual funds that comprise a GPS, see Appendix A: Underlying Mutual Fund Information.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Contract Owners should fully understand the impact of taking Systematic Withdrawals if they have elected the . Systematic Withdrawals are subject to the same terms and conditions under one of these optional benefits as manual withdrawals. As such, a Systematic Withdrawal may initiate Lifetime Withdrawals and could be an excess withdrawal depending on the facts and circumstances. Systematic Withdrawals will continue to be taken for as long as the instructions remain in effect, even if there are negative consequences. Contract Owners should consult with a financial professional before initiating Systematic Withdrawals.
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Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
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Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value.
Highest Anniversary Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant’s 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
A x F + B x (1 - F) Where:
A	=	The greatest of:
		(1)	the Contract Value;
		(2)	the total of all purchase payments made to the contract, less an adjustment for amounts withdrawn; and
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
B	=	the Contract Value;
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Highest Anniversary Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Return of Premium Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Spousal Protection Feature
Each of the optional death benefits includes a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
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(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 75 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
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The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the
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same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.25% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
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Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
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Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
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Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-05701
Securities Act of 1933 Registration File No. 333-135650
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
ATF:	This Sub-Account is an Actively Traded Fund (see Transfer Requests).
LTF:	This Sub-Account is a Limited Transfer Fund (see Transfer Requests).
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	To maximize total return consistent with the Adviser’s determination of reasonable risk.
Designation: LTF
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
Designation: LTF
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
Designation: LTF
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	Seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
Designation: LTF
61

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
Designation: LTF
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Designation: LTF
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Designation: LTF
American Funds Insurance Series® - Capital Income Builder®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund's secondary objective is to provide growth of capital.
Designation: LTF
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide long-term growth of capital.
Designation: LTF
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
Designation: LTF
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	The fund seeks to track the investment results of a broad-based index composed of U.S. equities.
Designation: FF, LTF
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
Designation: LTF
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
Designation: LTF
62

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Designation: LTF
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (formerly, Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2)
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Designation: LTF
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (formerly, Credit Suisse Trust - Commodity Return Strategy Portfolio)
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Designation: LTF
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Designation: LTF
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks capital appreciation.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Income and capital growth consistent with reasonable risk.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return through a combination of current income and capital appreciation.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Designation: LTF
63

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income while also considering growth of capital.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF, LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Designation: LTF
64

Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to provide a high level of current income, consistent with low volatility of principal.
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Designation: LTF
Guggenheim Variable Fund - Global Managed Futures Strategy
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Global Managed Futures Strategy Fund (the "Fund") seeks to generate positive total returns over time.
Designation: LTF
Guggenheim Variable Fund - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Guggenheim Variable Fund - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Designation: LTF
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	To provide a high level of current income while maximizing total return.
Designation: LTF
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
Designation: LTF
Invesco - Invesco V.I. Global Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Designation: LTF
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Designation: LTF
65

Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return.
Designation: LTF
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
Designation: LTF
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
Investment Advisor:	New York Life Investment Management LLC
Sub-advisor:	MacKay Shields LLC
Investment Objective:	The Fund seeks capital appreciation together with current income.
Designation: LTF
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek total return.
Designation: LTF
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Designation: LTF
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Designation: LTF
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Company
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
Designation: LTF
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
66

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF, LTF
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC and Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL. LTF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF, LTF
67

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (formerly, Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Designation: LTF
68

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Designation: ATF
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
69

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Designation: LTF
70

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks capital appreciation, and secondarily current income.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LTF
71

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Designation: LTF
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital and income generation.
Designation: LTF
Northern Lights Variable Trust - 7Twelve Balanced Portfolio
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	7Twelve Advisors, LLC
Investment Objective:	The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Designation: LTF
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Investment Advisor:	BTS Asset Management, Inc.
Investment Objective:	Seeks to provide total return.
Designation: LTF
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF, LTF
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
Designation: LTF
72

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
Designation: LTF
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.
Designation: LTF
73

ProFunds - ProFund Access VP High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
Designation: ATF
ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index.
Designation: ATF
ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BanksSM Index.
Designation: ATF
ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic MaterialsSM Index.
Designation: ATF
ProFunds - ProFund VP Bear
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: ATF
ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BiotechnologySM Index.
Designation: ATF
ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index.
Designation: ATF
ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer GoodsSM Index.
Designation: ATF
ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer ServicesSM Index.
Designation: ATF
74

ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P/BNY Mellon Emerging 50 ADR Index (USD).
Designation: ATF
ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index.
Designation: ATF
ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. FinancialsSM Index.
Designation: ATF
ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health CareSM Index.
Designation: ATF
ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. IndustrialsSM Index.
Designation: ATF
ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the MSCI EAFE Index.
Designation: ATF
ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones InternetSM Composite Index.
Designation: ATF
ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average.
Designation: ATF
ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index.
Designation: ATF
ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil & GasSM Index.
Designation: ATF
75

ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select Pharmaceuticals Index.
Designation: ATF
ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious MetalsSM Index.
Designation: ATF
ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real EstateSM Index.
Designation: ATF
ProFunds - ProFund VP Rising Rates Opportunity
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily price movement of the most recently issued 30-Year U.S. Treasury Bond. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: ATF
ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. SemiconductorsSM Index.
Designation: ATF
ProFunds - ProFund VP Short Emerging Markets
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P/BNY Mellon Emerging 50 ADR Index (USD). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: ATF
ProFunds - ProFund VP Short International
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: ATF
ProFunds - ProFund VP Short NASDAQ-100
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: ATF
76

ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. TechnologySM Index.
Designation: ATF
ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select Telecommunications Index.
Designation: ATF
ProFunds - ProFund VP U.S. Government Plus
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to one and one -quarter times (1.25x) the daily price movement of the most recently issued 30-Year U.S. Treasury Bond. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: ATF
ProFunds - ProFund VP UltraNASDAQ-100
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: ATF
ProFunds - ProFund VP UltraShort NASDAQ-100
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Designation: ATF
ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. UtilitiesSM Index.
Designation: ATF
Rydex Variable Trust - Banking Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: ATF
Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Designation: ATF
77

Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Designation: ATF
Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: ATF
Rydex Variable Trust - Consumer Products Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: ATF
Rydex Variable Trust - Dow 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
Rydex Variable Trust - Electronics Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Designation: ATF
Rydex Variable Trust - Energy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: ATF
Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Designation: ATF
Rydex Variable Trust - Europe 1.25x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones STOXX 50 Index.
Designation: ATF
78

Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: ATF
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.
Designation: ATF
Rydex Variable Trust - Health Care Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: ATF
Rydex Variable Trust - High Yield Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.
Designation: ATF
Rydex Variable Trust - Internet Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: ATF
Rydex Variable Trust - Inverse Dow 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Long Treasury Bond.
Designation: ATF
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the S&P Mid Cap 400® Index.
Designation: ATF
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
79

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
Rydex Variable Trust - Inverse S&P 500 Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that will inversely correlate to the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - Japan 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF
Rydex Variable Trust - Leisure Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: ATF
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400® Index.
Designation: ATF
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Designation: ATF
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - Nova Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Designation: ATF
80

Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: ATF
Rydex Variable Trust - Retailing Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Designation: ATF
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
Rydex Variable Trust - S&P 500 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Value Index.
Designation: ATF
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Value Index.
Designation: ATF
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Growth Index.
Designation: ATF
81

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Value Index.
Designation: ATF
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF
Rydex Variable Trust - Technology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Designation: ATF
Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: ATF
Rydex Variable Trust - Transportation Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: ATF
Rydex Variable Trust - Utilities Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: ATF
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF
The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
Designation: LTF
VanEck VIP Trust - Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Hard Assets Fund: Initial Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Designation: LTF
82

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
Designation: LTF
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Designation: LTF
83

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.25%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2020 (the maximum Variable Account charge of 3.10%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	15.699497	16.937631	7.89%	2,664
2019	13.449967	15.699497	16.73%	7,294
2018	14.554068	13.449967	-7.59%	6,740
2017	12.746462	14.554068	14.18%	4,631
2016	12.358247	12.746462	3.14%	30,744
2015	12.354819	12.358247	0.03%	37,312
2014	11.680760	12.354819	5.77%	43,222
2013	10.173133	11.680760	14.82%	54,240
2012	9.086782	10.173133	11.96%	11,054
2011*	10.000000	9.086782	-9.13%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.835924	8.918390	0.93%	1,333
2019	7.661440	8.835924	15.33%	0
2018*	10.000000	7.661440	-23.39%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	9.100986	6.728914	-26.06%	27,241
2019	7.653858	9.100986	18.91%	30,328
2018	9.564600	7.653858	-19.98%	31,994
2017	9.767325	9.564600	-2.08%	39,374
2016	7.024754	9.767325	39.04%	42,749
2015	11.459834	7.024754	-38.70%	32,244
2014	10.369734	11.459834	10.51%	71,512
2013*	10.000000	10.369734	3.70%	7,711
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	15.685472	16.922214	7.88%	9,559
2019	11.358798	15.685472	38.09%	19,880
2018	13.151497	11.358798	-13.63%	15,996
2017	10.657446	13.151497	23.40%	19,930
2016	9.995138	10.657446	6.63%	8,296
2015	10.256732	9.995138	-2.55%	6,999
84

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.913916	11.807240	8.19%	121,643
2019	10.148597	10.913916	7.54%	125,496
2018	10.575868	10.148597	-4.04%	149,633
2017	10.330089	10.575868	2.38%	153,068
2016	10.020836	10.330089	3.09%	176,549
2015	10.404486	10.020836	-3.69%	160,117
2014	10.199626	10.404486	2.01%	128,767
2013	11.285706	10.199626	-9.62%	101,410
2012	10.642847	11.285706	6.04%	36,213
2011*	10.000000	10.642847	6.43%	25,285
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	13.888256	15.334182	10.41%	146,916
2019	11.346604	13.888256	22.40%	150,643
2018	12.338386	11.346604	-8.04%	177,472
2017	10.369736	12.338386	18.98%	145,229
2016	9.252998	10.369736	12.07%	137,829
2015*	10.000000	9.252998	-7.47%	129,161
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	13.488414	13.449965	-0.29%	90,827
2019	10.752329	13.488414	25.45%	137,584
2018	11.986010	10.752329	-10.29%	159,484
2017	11.160990	11.986010	7.39%	204,195
2016	9.380704	11.160990	18.98%	259,015
2015*	10.000000	9.380704	-6.19%	166,043
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.575622	11.901243	2.81%	93,361
2019	9.966233	11.575622	16.15%	160,984
2018	10.881904	9.966233	-8.41%	81,578
2017	9.781949	10.881904	11.24%	70,678
2016	9.544212	9.781949	2.49%	60,833
2015	9.841443	9.544212	-3.02%	31,902
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	16.256692	20.771583	27.77%	24,826
2019	12.543363	16.256692	29.60%	39,361
2018	14.242112	12.543363	-11.93%	54,401
2017	11.480185	14.242112	24.06%	41,662
2016	11.414181	11.480185	0.58%	45,149
2015	11.560888	11.414181	-1.27%	41,727
2014	11.490856	11.560888	0.61%	32,475
2013*	10.000000	11.490856	14.91%	7,845
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.641169	11.405886	7.19%	65,628
2019	9.872788	10.641169	7.78%	48,670
2018	10.071107	9.872788	-1.97%	29,205
2017	9.881422	10.071107	1.92%	36,991
2016*	10.000000	9.881422	-1.19%	1,631
85

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	12.543412	14.164231	12.92%	33,184
2019	10.478375	12.543412	19.71%	22,775
2018	11.191600	10.478375	-6.37%	21,981
2017	9.878510	11.191600	13.29%	21,602
2016	9.422748	9.878510	4.84%	15,078
2015	9.938110	9.422748	-5.19%	8,153
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.747860	15.083473	2.28%	28,204
2019	11.716954	14.747860	25.87%	40,751
2018	12.816618	11.716954	-8.58%	29,596
2017	11.141167	12.816618	15.04%	32,616
2016*	10.000000	11.141167	11.41%	15,091
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	14.909319	17.771913	19.20%	263,830
2019	12.821531	14.909319	16.28%	305,707
2018	14.049527	12.821531	-8.74%	289,818
2017	12.511728	14.049527	12.29%	324,957
2016	12.205252	12.511728	2.51%	321,366
2015	12.484725	12.205252	-2.24%	404,326
2014	12.403097	12.484725	0.66%	186,180
2013	10.977568	12.403097	12.99%	169,807
2012	10.109280	10.977568	8.59%	97,732
2011	10.623709	10.109280	-4.84%	96,080
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.354904	14.222649	6.50%	21,864
2019	11.283577	13.354904	18.36%	25,751
2018	13.553128	11.283577	-16.75%	25,874
2017	11.929891	13.553128	13.61%	24,604
2016	10.486380	11.929891	13.77%	25,422
2015	10.893224	10.486380	-3.73%	23,591
2014*	10.000000	10.893224	8.93%	7,942
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.137480	11.691884	4.98%	17,499
2019	9.679213	11.137480	15.07%	3,484
2018	10.210727	9.679213	-5.21%	2,178
2017*	10.000000	10.210727	2.11%	263
86

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	5.408733	5.262082	-2.71%	25,741
2019	5.133747	5.408733	5.36%	25,685
2018	5.885167	5.133747	-12.77%	28,572
2017	5.870427	5.885167	0.25%	29,516
2016	5.306636	5.870427	10.62%	32,234
2015	7.174432	5.306636	-26.03%	23,760
2014	8.754592	7.174432	-18.05%	14,577
2013	9.880236	8.754592	-11.39%	12,303
2012	10.219739	9.880236	-3.32%	11,506
2011	11.847747	10.219739	-13.74%	16,915
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.989152	11.068737	0.72%	22,706
2019	10.392589	10.989152	5.74%	122,381
2018	10.533912	10.392589	-1.34%	110,666
2017	10.311906	10.533912	2.15%	30,441
2016	9.584652	10.311906	7.59%	33,389
2015*	10.000000	9.584652	-4.15%	4,400
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.522502	13.599513	29.24%	65,242
2019	8.247849	10.522502	27.58%	60,243
2018*	10.000000	8.247849	-17.52%	1,033
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	14.638226	16.556409	13.10%	6,005
2019	12.560991	14.638226	16.54%	6,539
2018	13.477581	12.560991	-6.80%	6,133
2017	11.998731	13.477581	12.33%	6,364
2016	11.814717	11.998731	1.56%	5,092
2015	11.971485	11.814717	-1.31%	11,554
2014	11.486829	11.971485	4.22%	12,091
2013	10.085220	11.486829	13.90%	8,452
2012	9.099785	10.085220	10.83%	7,260
2011*	10.000000	9.099785	-9.00%	2,699
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.557978	16.351015	20.60%	167,958
2019	11.061977	13.557978	22.56%	121,382
2018	11.723422	11.061977	-5.64%	72,852
2017	10.223727	11.723422	14.67%	21,239
2016	9.677402	10.223727	5.65%	26,010
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	13.605897	14.301174	5.11%	66,580
2019	10.839774	13.605897	25.52%	98,052
2018	12.002473	10.839774	-9.69%	114,986
2017	10.789136	12.002473	11.25%	108,049
2016	9.281638	10.789136	16.24%	118,052
2015*	10.000000	9.281638	-7.18%	130,121
87

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.897114	15.828049	6.25%	20,570
2019	11.632962	14.897114	28.06%	26,706
2018	12.973652	11.632962	-10.33%	17,568
2017	11.265944	12.973652	15.16%	8,219
2016*	10.000000	11.265944	12.66%	16,946
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.665957	25.042621	41.76%	198,736
2019	13.352750	17.665957	32.30%	244,859
2018	13.581431	13.352750	-1.68%	273,623
2017	10.201150	13.581431	33.14%	419,099
2016	10.273421	10.201150	-0.70%	382,451
2015*	10.000000	10.273421	2.73%	610,794
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	11.704606	11.838388	1.14%	32,214
2019	10.327476	11.704606	13.33%	59,907
2018	10.852528	10.327476	-4.84%	88,139
2017	10.278913	10.852528	5.58%	61,821
2016	9.116893	10.278913	12.75%	59,560
2015*	10.000000	9.116893	-8.83%	59,740
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.846050	11.691916	7.80%	37,321
2019	10.039234	10.846050	8.04%	119,945
2018	10.247677	10.039234	-2.03%	3,220
2017	9.978704	10.247677	2.70%	8,203
2016*	10.000000	9.978704	-0.21%	25,054
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.467325	11.475444	-7.96%	15,961
2019	10.268577	12.467325	21.41%	11,382
2018	11.116885	10.268577	-7.63%	3,290
2017	10.848074	11.116885	2.48%	7,242
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	11.370301	12.032088	5.82%	91,485
2019	10.405456	11.370301	9.27%	90,031
2018	10.843995	10.405456	-4.04%	114,143
2017	10.210460	10.843995	6.20%	80,643
2016	9.571925	10.210460	6.67%	191,122
2015	9.884446	9.571925	-3.16%	32,089
88

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	17.317856	19.109638	10.35%	23,047
2019	14.631386	17.317856	18.36%	30,257
2018	16.400038	14.631386	-10.78%	30,264
2017	14.830557	16.400038	10.58%	33,555
2016	13.268863	14.830557	11.77%	33,749
2015	14.327004	13.268863	-7.39%	40,293
2014	14.106581	14.327004	1.56%	43,296
2013	11.541588	14.106581	22.22%	48,565
2012	10.134164	11.541588	13.89%	38,364
2011	10.422891	10.134164	-2.77%	38,024
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	13.219719	13.145038	-0.56%	0
2019	11.534712	13.219719	14.61%	201,810
2018	12.206925	11.534712	-5.51%	125,352
2017	11.270788	12.206925	8.31%	163,375
2016	10.009404	11.270788	12.60%	0
2015	10.905411	10.009404	-8.22%	99,307
2014	10.556200	10.905411	3.31%	111,603
2013*	10.000000	10.556200	5.56%	20,032
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	14.522076	13.700510	-5.66%	49,380
2019	11.824478	14.522076	22.81%	59,740
2018	13.488089	11.824478	-12.33%	67,470
2017	12.576981	13.488089	7.24%	74,207
2016	11.353377	12.576981	10.78%	74,469
2015	11.932657	11.353377	-4.85%	73,303
2014	11.431155	11.932657	4.39%	38,672
2013*	10.000000	11.431155	14.31%	24,162
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.764123	9.132834	-6.47%	28,422
2019	9.692614	9.764123	0.74%	36,729
2018	9.629374	9.692614	0.66%	44,612
2017	9.566698	9.629374	0.66%	44,618
2016	9.410924	9.566698	1.66%	34,486
2015*	10.000000	9.410924	-5.89%	25,732
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.778833	12.110061	2.81%	717
2019	10.655985	11.778833	10.54%	1,626
2018	11.280731	10.655985	-5.54%	1,696
2017	10.098988	11.280731	11.70%	2,178
2016	9.801337	10.098988	3.04%	2,996
2015	10.538446	9.801337	-6.99%	1,693
2014	10.266775	10.538446	2.65%	711
2013*	10.000000	10.266775	2.67%	0
89

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.828699	9.742980	-0.87%	2,398
2019	9.771980	9.828699	0.58%	3,747
2018	9.762817	9.771980	0.09%	18,407
2017	9.763481	9.762817	-0.01%	5,450
2016	9.792624	9.763481	-0.30%	6,818
2015	9.972929	9.792624	-1.81%	32,168
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.111043	10.655564	5.39%	53,578
2019	9.408980	10.111043	7.46%	53,731
2018*	10.000000	9.408980	-5.91%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	6.564117	6.650440	1.32%	25,988
2019	6.146741	6.564117	6.79%	32,829
2018	6.842711	6.146741	-10.17%	25,636
2017	6.373968	6.842711	7.35%	29,294
2016	7.572538	6.373968	-15.83%	37,703
2015	7.788969	7.572538	-2.78%	69,312
2014	7.037178	7.788969	10.68%	20,939
2013	6.946406	7.037178	1.31%	27,452
2012	7.922204	6.946406	-12.32%	24,510
2011	8.779742	7.922204	-9.77%	23,841
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	14.770185	15.304374	3.62%	60,410
2019	14.172250	14.770185	4.22%	66,370
2018	16.485157	14.172250	-14.03%	56,018
2017	14.534455	16.485157	13.42%	62,320
2016	14.622147	14.534455	-0.60%	66,834
2015	14.622977	14.622147	-0.01%	75,456
2014	14.405463	14.622977	1.51%	30,262
2013	12.419591	14.405463	15.99%	30,896
2012	12.043507	12.419591	3.12%	7,987
2011	13.052213	12.043507	-7.73%	19,662
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.190666	9.746326	6.05%	44,258
2019	8.862693	9.190666	3.70%	64,037
2018	9.455330	8.862693	-6.27%	123,484
2017	9.235329	9.455330	2.38%	152,047
2016	9.397363	9.235329	-1.72%	157,178
2015	9.343568	9.397363	0.58%	181,683
2014	9.040593	9.343568	3.35%	117,404
2013	9.006135	9.040593	0.38%	110,791
2012	8.921904	9.006135	0.94%	38,715
2011	8.739110	8.921904	2.09%	22,741
90

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	11.655759	11.510902	-1.24%	76,666
2019	10.969241	11.655759	6.26%	101,950
2018	11.198927	10.969241	-2.05%	130,467
2017	10.960769	11.198927	2.17%	116,653
2016	10.223686	10.960769	7.21%	398,979
2015	10.278224	10.223686	-0.53%	114,553
2014	10.166268	10.278224	1.10%	45,195
2013*	10.000000	10.166268	1.66%	33,449
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	12.310180	13.370697	8.61%	42,514
2019	10.851078	12.310180	13.45%	56,214
2018	11.779775	10.851078	-7.88%	55,892
2017	10.860665	11.779775	8.46%	49,432
2016	9.862079	10.860665	10.13%	66,099
2015	10.446608	9.862079	-5.60%	49,275
2014	10.007397	10.446608	4.39%	43,148
2013*	10.000000	10.007397	0.07%	7,940
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	17.382224	21.857387	25.75%	52,880
2019	13.390413	17.382224	29.81%	82,201
2018	15.658033	13.390413	-14.48%	83,861
2017	11.631203	15.658033	34.62%	119,670
2016	11.796553	11.631203	-1.40%	86,937
2015	11.522727	11.796553	2.38%	114,165
2014	11.433510	11.522727	0.78%	37,467
2013*	10.000000	11.433510	14.34%	11,953
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	14.869528	16.721429	12.45%	134,300
2019	12.364906	14.869528	20.26%	155,577
2018	13.242569	12.364906	-6.63%	192,445
2017	11.337943	13.242569	16.80%	199,993
2016	11.783695	11.337943	-3.78%	228,554
2015	13.019547	11.783695	-9.49%	281,265
2014	13.917120	13.019547	-6.45%	360,713
2013	11.262704	13.917120	23.57%	230,140
2012	9.570373	11.262704	17.68%	130,222
2011	10.443862	9.570373	-8.36%	122,125
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.340120	10.080670	-2.51%	56,274
2019	8.863064	10.340120	16.67%	66,803
2018	11.021070	8.863064	-19.58%	62,117
2017	8.730717	11.021070	26.23%	69,660
2016	7.319854	8.730717	19.27%	71,718
2015	9.272185	7.319854	-21.06%	46,898
2014	9.846146	9.272185	-5.83%	45,077
2013*	10.000000	9.846146	-1.54%	5,817
91

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.748307	12.427453	5.78%	26,848
2019	10.434709	11.748307	12.59%	23,333
2018	11.026650	10.434709	-5.37%	24,980
2017	10.298029	11.026650	7.08%	28,269
2016	9.039749	10.298029	13.92%	32,907
2015	9.746633	9.039749	-7.25%	27,817
2014	10.021274	9.746633	-2.74%	14,415
2013*	10.000000	10.021274	0.21%	277,944
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.938221	11.603705	6.08%	8,093
2019	10.217411	10.938221	7.05%	14,750
2018	10.454781	10.217411	-2.27%	6,754
2017	10.192933	10.454781	2.57%	7,244
2016	9.899604	10.192933	2.96%	3,585
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.970018	18.702535	33.88%	26,178
2019	11.592721	13.970018	20.51%	80,879
2018	12.052355	11.592721	-3.81%	3,773
2017	10.935513	12.052355	10.21%	3,221
2016*	10.000000	10.935513	9.36%	1,291
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	13.168746	13.782563	4.66%	9,798
2019	11.666894	13.168746	12.87%	13,245
2018	12.411471	11.666894	-6.00%	19,942
2017	11.365099	12.411471	9.21%	23,679
2016	10.859049	11.365099	4.66%	28,498
2015	11.277393	10.859049	-3.71%	22,422
2014	10.954842	11.277393	2.94%	20,208
2013	10.220431	10.954842	7.19%	17,725
2012	9.472553	10.220431	7.90%	7,137
2011*	10.000000	9.472553	-5.27%	4,851
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	13.123814	13.676858	4.21%	32,823
2019	11.640523	13.123814	12.74%	41,603
2018	12.682096	11.640523	-8.21%	41,929
2017	11.718892	12.682096	8.22%	54,348
2016	10.731382	11.718892	9.20%	48,697
2015	10.996468	10.731382	-2.41%	53,618
2014	10.822841	10.996468	1.60%	35,204
2013	12.011630	10.822841	-9.90%	25,975
2012	10.319350	12.011630	16.40%	7,363
2011*	10.000000	10.319350	3.19%	0
92

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	13.080954	12.731992	-2.67%	57,521
2019	10.359594	13.080954	26.27%	66,677
2018	11.390052	10.359594	-9.05%	68,713
2017	10.248257	11.390052	11.14%	76,660
2016	9.026591	10.248257	13.53%	80,282
2015	10.614770	9.026591	-14.96%	81,089
2014*	10.000000	10.614770	6.15%	35,848
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	13.769905	11.578293	-15.92%	24,286
2019	11.811590	13.769905	16.58%	32,861
2018	13.030497	11.811590	-9.35%	42,330
2017	12.027433	13.030497	8.34%	40,821
2016	11.810482	12.027433	1.84%	45,174
2015	12.132028	11.810482	-2.65%	39,994
2014	10.790892	12.132028	12.43%	30,767
2013	10.647049	10.790892	1.35%	25,621
2012	8.297462	10.647049	28.32%	13,382
2011*	10.000000	8.297462	-17.03%	1,053
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	13.563554	14.846854	9.46%	20,898
2019	11.665537	13.563554	16.27%	27,375
2018	12.655410	11.665537	-7.82%	25,638
2017	11.050873	12.655410	14.52%	32,992
2016	10.607624	11.050873	4.18%	33,656
2015	11.492315	10.607624	-7.70%	29,952
2014	11.410034	11.492315	0.72%	21,224
2013	9.981973	11.410034	14.31%	14,567
2012	8.890872	9.981973	12.27%	4,274
2011*	10.000000	8.890872	-11.09%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	16.726269	24.901000	48.87%	83,388
2019	12.750887	16.726269	31.18%	86,062
2018	15.496442	12.750887	-17.72%	93,152
2017	12.500012	15.496442	23.97%	58,658
2016	12.978611	12.500012	-3.69%	50,655
2015	13.229489	12.978611	-1.90%	40,016
2014	13.580571	13.229489	-2.59%	19,401
2013	11.358408	13.580571	19.56%	13,678
2012	9.957142	11.358408	14.07%	2,306
2011	11.156584	9.957142	-10.75%	1,695
93

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.484400	20.443291	10.60%	299,260
2019	15.497578	18.484400	19.27%	302,011
2018	16.517262	15.497578	-6.17%	373,466
2017	14.444520	16.517262	14.35%	350,673
2016	13.419181	14.444520	7.64%	266,554
2015	13.456616	13.419181	-0.28%	195,935
2014	12.979220	13.456616	3.68%	174,478
2013	10.661065	12.979220	21.74%	92,492
2012	9.329975	10.661065	14.27%	3,156
2011*	10.000000	9.329975	-6.70%	4,605
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	11.040454	11.345083	2.76%	76,317
2019	10.241235	11.040454	7.80%	101,567
2018	10.620628	10.241235	-3.57%	92,653
2017	10.114315	10.620628	5.01%	115,585
2016	9.426875	10.114315	7.29%	86,467
2015	9.830330	9.426875	-4.10%	45,348
2014	9.582613	9.830330	2.59%	36,438
2013*	10.000000	9.582613	-4.17%	2,538
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	17.926894	19.535854	8.98%	17,019
2019	14.039330	17.926894	27.69%	29,228
2018	14.218468	14.039330	-1.26%	34,126
2017	11.946170	14.218468	19.02%	21,630
2016	10.860109	11.946170	10.00%	28,877
2015	10.895671	10.860109	-0.33%	30,481
2014*	10.000000	10.895671	8.96%	24,915
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.324082	12.809224	13.11%	0
2019	9.976420	11.324082	13.51%	0
2018	11.038476	9.976420	-9.62%	0
2017	9.438015	11.038476	16.96%	3,545
2016	9.281080	9.438015	1.69%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	19.923624	22.145603	11.15%	74,281
2019	16.276028	19.923624	22.41%	70,299
2018	18.467669	16.276028	-11.87%	68,224
2017	15.610152	18.467669	18.31%	70,665
2016	14.587187	15.610152	7.01%	74,955
2015	15.035544	14.587187	-2.98%	92,354
2014	14.570643	15.035544	3.19%	43,330
2013	11.396019	14.570643	27.86%	43,102
2012	9.935672	11.396019	14.70%	3,340
2011	10.746668	9.935672	-7.55%	467
94

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.706269	17.011300	8.31%	102,405
2019	13.690123	15.706269	14.73%	152,592
2018	14.786081	13.690123	-7.41%	177,067
2017	13.362368	14.786081	10.65%	214,523
2016	12.752127	13.362368	4.79%	272,350
2015	13.051808	12.752127	-2.30%	266,442
2014	12.672426	13.051808	2.99%	428,357
2013	11.192329	12.672426	13.22%	317,610
2012	10.205513	11.192329	9.67%	18,350
2011	10.475331	10.205513	-2.58%	3,356
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	17.844441	19.642018	10.07%	95,474
2019	15.028490	17.844441	18.74%	98,543
2018	16.572041	15.028490	-9.31%	93,239
2017	14.490858	16.572041	14.36%	106,749
2016	13.672712	14.490858	5.98%	107,577
2015	14.032228	13.672712	-2.56%	86,032
2014	13.572298	14.032228	3.39%	96,597
2013	11.335714	13.572298	19.73%	52,252
2012	10.101421	11.335714	12.22%	551
2011	10.594298	10.101421	-4.65%	744
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.931730	13.739703	6.25%	136,055
2019	11.832797	12.931730	9.29%	46,018
2018	12.303934	11.832797	-3.83%	59,142
2017	11.714402	12.303934	5.03%	68,182
2016	11.339206	11.714402	3.31%	80,696
2015	11.567627	11.339206	-1.97%	58,968
2014	11.335826	11.567627	2.04%	51,373
2013	10.939682	11.335826	3.62%	30,724
2012	10.305684	10.939682	6.15%	75,130
2011	10.290653	10.305684	0.15%	5,617
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.967877	12.414121	3.73%	932
2019	10.644771	11.967877	12.43%	2,696
2018	11.593235	10.644771	-8.18%	2,944
2017	10.229155	11.593235	13.34%	3,182
2016	9.813008	10.229155	4.24%	3,419
2015	10.383061	9.813008	-5.49%	2,182
2014	10.282102	10.383061	0.98%	1,726
2013*	10.000000	10.282102	2.82%	0
95

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.379215	13.124124	6.02%	290
2019	10.861572	12.379215	13.97%	1,986
2018	11.837077	10.861572	-8.24%	1,980
2017	10.176074	11.837077	16.32%	1,963
2016	9.701835	10.176074	4.89%	1,957
2015	10.328324	9.701835	-6.07%	1,938
2014	10.354127	10.328324	-0.25%	1,933
2013*	10.000000	10.354127	3.54%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.792077	18.354748	9.31%	94,779
2019	14.393078	16.792077	16.67%	125,249
2018	15.688030	14.393078	-8.25%	127,451
2017	13.938915	15.688030	12.55%	130,493
2016	13.223716	13.938915	5.41%	183,328
2015	13.535368	13.223716	-2.30%	184,553
2014	13.107676	13.535368	3.26%	198,653
2013	11.267447	13.107676	16.33%	176,938
2012	10.154316	11.267447	10.96%	46,490
2011	10.528169	10.154316	-3.55%	49,924
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	18.699607	20.729797	10.86%	60,371
2019	15.492227	18.699607	20.70%	80,113
2018	17.337029	15.492227	-10.64%	74,102
2017	14.869123	17.337029	16.60%	77,900
2016	13.994455	14.869123	6.25%	95,838
2015	14.388537	13.994455	-2.74%	104,371
2014	13.934988	14.388537	3.25%	20,155
2013	11.354772	13.934988	22.72%	80,416
2012	10.035123	11.354772	13.15%	10,603
2011	10.659863	10.035123	-5.86%	22,983
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.820247	15.960217	7.69%	96,821
2019	13.130040	14.820247	12.87%	97,647
2018	13.962220	13.130040	-5.96%	84,707
2017	12.866539	13.962220	8.52%	74,840
2016	12.291727	12.866539	4.68%	60,893
2015	12.581324	12.291727	-2.30%	50,403
2014	12.240880	12.581324	2.78%	50,596
2013	11.143449	12.240880	9.85%	9,879
2012	10.254850	11.143449	8.67%	0
2011	10.412543	10.254850	-1.51%	0
96

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.794447	11.426638	5.86%	226,906
2019	10.084333	10.794447	7.04%	397,559
2018	10.250026	10.084333	-1.62%	289,462
2017	10.065287	10.250026	1.84%	219,032
2016	9.966915	10.065287	0.99%	272,377
2015	10.078783	9.966915	-1.11%	253,952
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.751703	17.52%	19,006
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.768163	12.671605	7.68%	57,627
2019	10.873914	11.768163	8.22%	49,532
2018	11.174751	10.873914	-2.69%	70,055
2017	10.905036	11.174751	2.47%	74,158
2016	10.686219	10.905036	2.05%	87,278
2015	10.877751	10.686219	-1.76%	92,665
2014	10.502744	10.877751	3.57%	80,608
2013	10.858155	10.502744	-3.27%	24,369
2012	10.265261	10.858155	5.78%	3,427
2011*	10.000000	10.265261	2.65%	8,357
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.628632	10.888540	2.45%	9,091
2019	10.098122	10.628632	5.25%	24,107
2018*	10.000000	10.098122	0.98%	917
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	11.793630	13.194935	11.88%	29,238
2019	9.713971	11.793630	21.41%	45,573
2018	11.912438	9.713971	-18.46%	95,330
2017	8.524737	11.912438	39.74%	99,441
2016	8.013936	8.524737	6.37%	75,441
2015	9.660732	8.013936	-17.05%	58,873
2014*	10.000000	9.660732	-3.39%	21,876
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.216827	12.789814	4.69%	0
2019	10.782118	12.216827	13.31%	0
2018	11.256953	10.782118	-4.22%	132
2017	10.677582	11.256953	5.43%	28,497
2016	9.471540	10.677582	12.73%	31,142
2015	9.848213	9.471540	-3.82%	31,143
2014*	10.000000	9.848213	-1.52%	31,144
97

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.420306	10.915969	4.76%	50,721
2019	9.929591	10.420306	4.94%	26,689
2018	10.060800	9.929591	-1.30%	33,333
2017	9.979789	10.060800	0.81%	49,076
2016	10.031373	9.979789	-0.51%	74,880
2015	10.169411	10.031373	-1.36%	70,739
2014*	10.000000	10.169411	1.69%	40,795
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	9.068051	8.971083	-1.07%	1,743,616
2019	9.044674	9.068051	0.26%	1,061,908
2018	9.056784	9.044674	-0.13%	2,807,661
2017	9.151353	9.056784	-1.03%	1,592,100
2016	9.266687	9.151353	-1.24%	1,222,655
2015	9.383987	9.266687	-1.25%	2,049,515
2014	9.502769	9.383987	-1.25%	1,862,218
2013	9.623055	9.502769	-1.25%	868,212
2012	9.745200	9.623055	-1.25%	1,157,921
2011	9.868210	9.745200	-1.25%	1,552,043
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.973163	12.714287	6.19%	113,300
2019	9.957132	11.973163	20.25%	133,491
2018	11.699497	9.957132	-14.89%	67,680
2017	9.486414	11.699497	23.33%	100,765
2016	9.518335	9.486414	-0.34%	54,041
2015	9.732189	9.518335	-2.20%	34,710
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	14.077507	15.683213	11.41%	59,394
2019	11.521433	14.077507	22.19%	48,128
2018	12.801656	11.521433	-10.00%	49,343
2017	10.945959	12.801656	16.95%	51,788
2016	10.125474	10.945959	8.10%	51,010
2015	10.357020	10.125474	-2.24%	52,920
2014*	10.000000	10.357020	3.57%	64,114
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	12.469760	13.472168	8.04%	90,084
2019	10.948048	12.469760	13.90%	28,901
2018	11.652480	10.948048	-6.05%	45,510
2017	10.617733	11.652480	9.75%	45,634
2016	10.114304	10.617733	4.98%	35,260
2015	10.260150	10.114304	-1.42%	20,503
2014*	10.000000	10.260150	2.60%	17,703
98

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	13.397599	14.767333	10.22%	47,981
2019	11.311598	13.397599	18.44%	30,259
2018	12.248109	11.311598	-7.65%	27,723
2017	10.802947	12.248109	13.38%	32,130
2016	10.153514	10.802947	6.40%	29,414
2015	10.337020	10.153514	-1.78%	44,531
2014*	10.000000	10.337020	3.37%	41,532
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.341964	11.952296	5.38%	17,343
2019	10.485920	11.341964	8.16%	37,671
2018	10.814394	10.485920	-3.04%	19,763
2017	10.362074	10.814394	4.37%	44,933
2016	10.063787	10.362074	2.96%	37,347
2015	10.164268	10.063787	-0.99%	26,329
2014*	10.000000	10.164268	1.64%	67,118
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.125721	12.520194	3.25%	14,466
2019	10.866719	12.125721	11.59%	14,318
2018	11.661038	10.866719	-6.81%	14,381
2017	10.355303	11.661038	12.61%	14,410
2016	9.919829	10.355303	4.39%	10,526
2015	10.381896	9.919829	-4.45%	11,501
2014	10.261313	10.381896	1.18%	7,045
2013*	10.000000	10.261313	2.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.671959	13.305402	5.00%	15,112
2019	11.134533	12.671959	13.81%	15,584
2018	12.002954	11.134533	-7.24%	15,758
2017	10.391729	12.002954	15.50%	16,106
2016	9.839032	10.391729	5.62%	42,236
2015	10.373874	9.839032	-5.16%	43,879
2014	10.326164	10.373874	0.46%	3,096
2013*	10.000000	10.326164	3.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.983835	14.147864	8.97%	131,204
2019	11.166656	12.983835	16.27%	118,404
2018	11.989807	11.166656	-6.87%	58,866
2017	10.751353	11.989807	11.52%	146,720
2016	10.161262	10.751353	5.81%	58,403
2015	10.324439	10.161262	-1.58%	191,151
2014*	10.000000	10.324439	3.24%	36,708
99

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.698829	15.195366	10.92%	48,432
2019	11.386715	13.698829	20.31%	35,485
2018	12.497282	11.386715	-8.89%	34,893
2017	10.846053	12.497282	15.22%	35,325
2016	10.124279	10.846053	7.13%	38,327
2015	10.327810	10.124279	-1.97%	23,347
2014*	10.000000	10.327810	3.28%	37,037
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	12.141434	13.015093	7.20%	162,111
2019	10.834315	12.141434	12.06%	189,652
2018	11.397549	10.834315	-4.94%	150,230
2017	10.567986	11.397549	7.85%	134,757
2016	10.124030	10.567986	4.39%	133,930
2015	10.255320	10.124030	-1.28%	134,063
2014*	10.000000	10.255320	2.55%	133,169
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.477141	11.083302	5.79%	5,732
2019*	10.000000	10.477141	4.77%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.778109	12.320786	14.31%	0
2019*	10.000000	10.778109	7.78%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	27.534041	35.324071	28.29%	46,840
2019	21.412099	27.534041	28.59%	46,133
2018	22.436387	21.412099	-4.57%	32,168
2017	17.492878	22.436387	28.26%	29,389
2016	17.368070	17.492878	0.72%	27,348
2015	17.054188	17.368070	1.84%	38,490
2014	15.678914	17.054188	8.77%	16,505
2013	11.812271	15.678914	32.73%	9,022
2012	10.299743	11.812271	14.69%	2,118
2011	10.778258	10.299743	-4.44%	1,434
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.589428	19.417379	17.05%	60,623
2019	12.232636	16.589428	35.62%	43,808
2018	12.582203	12.232636	-2.78%	49,783
2017	10.026892	12.582203	25.48%	33,675
2016	9.826785	10.026892	2.04%	27,314
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.805553	18.06%	80,514
100

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	14.374313	16.056247	11.70%	86,578
2019	11.584633	14.374313	24.08%	116,836
2018	13.239296	11.584633	-12.50%	117,526
2017	11.579301	13.239296	14.34%	160,649
2016	9.747726	11.579301	18.79%	88,796
2015	10.127786	9.747726	-3.75%	66,569
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	24.307683	23.729074	-2.38%	28,679
2019	19.875774	24.307683	22.30%	40,174
2018	23.177931	19.875774	-14.25%	36,241
2017	20.617291	23.177931	12.42%	63,118
2016	17.753964	20.617291	16.13%	108,701
2015	18.512921	17.753964	-4.10%	72,636
2014	16.020564	18.512921	15.56%	85,493
2013	11.957237	16.020564	33.98%	39,237
2012	10.407717	11.957237	14.89%	2,582
2011	10.789657	10.407717	-3.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	17.665413	24.577469	39.13%	70,580
2019	13.181555	17.665413	34.02%	83,255
2018	14.500723	13.181555	-9.10%	63,419
2017	11.754015	14.500723	23.37%	23,909
2016	10.989704	11.754015	6.95%	13,781
2015	11.045302	10.989704	-0.50%	35,717
2014*	10.000000	11.045302	10.45%	17,871
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	12.877334	13.371550	3.84%	27,762
2019	10.958197	12.877334	17.51%	35,130
2018	13.363233	10.958197	-18.00%	36,366
2017	12.407399	13.363233	7.70%	54,979
2016	9.976774	12.407399	24.36%	76,661
2015	10.750518	9.976774	-7.20%	27,317
2014*	10.000000	10.750518	7.51%	66,777
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	14.742671	17.861608	21.16%	33,897
2019	11.881806	14.742671	24.08%	59,609
2018	13.773212	11.881806	-13.73%	53,117
2017	12.289503	13.773212	12.07%	52,671
2016	10.131409	12.289503	21.30%	33,250
2015	10.430214	10.131409	-2.86%	29,396
2014*	10.000000	10.430214	4.30%	16,103
101

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.099683	18.028949	11.98%	3,271
2019	12.728489	16.099683	26.49%	4,123
2018	13.570029	12.728489	-6.20%	4,392
2017	11.014189	13.570029	23.20%	13,697
2016*	10.000000	11.014189	10.14%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.935061	13.908099	-6.88%	18,614
2019	11.594222	14.935061	28.81%	35,936
2018	12.238316	11.594222	-5.26%	38,846
2017	11.675554	12.238316	4.82%	19,427
2016	11.031246	11.675554	5.84%	21,042
2015	11.841129	11.031246	-6.84%	28,007
2014	9.323793	11.841129	27.00%	87,625
2013*	10.000000	9.323793	-6.76%	4,324
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	16.311692	19.038346	16.72%	676,279
2019	12.594244	16.311692	29.52%	827,191
2018	13.372130	12.594244	-5.82%	887,328
2017	11.142046	13.372130	20.02%	1,039,999
2016	10.104051	11.142046	10.27%	801,459
2015	10.114313	10.104051	-0.10%	636,416
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.211832	10.369770	1.55%	200,059
2019	9.935031	10.211832	2.79%	159,363
2018	9.979624	9.935031	-0.45%	177,540
2017	9.948495	9.979624	0.31%	88,335
2016	9.829171	9.948495	1.21%	112,366
2015	9.987646	9.829171	-1.59%	99,516
2014	10.064361	9.987646	-0.76%	104,960
2013	10.181007	10.064361	-1.15%	109,534
2012	9.959272	10.181007	2.23%	49,652
2011*	10.000000	9.959272	-0.41%	62,841
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.948347	16.434894	17.83%	50,673
2019	11.303530	13.948347	23.40%	58,297
2018	12.912107	11.303530	-12.46%	78,802
2017	11.451190	12.912107	12.76%	124,951
2016	9.593513	11.451190	19.36%	72,454
2015	10.213576	9.593513	-6.07%	28,574
102

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	27.087338	42.931472	58.49%	46,452
2019	20.045742	27.087338	35.13%	42,824
2018	21.840227	20.045742	-8.22%	46,851
2017	17.342710	21.840227	25.93%	24,792
2016	16.558912	17.342710	4.73%	19,601
2015	16.826691	16.558912	-1.59%	52,216
2014	16.428588	16.826691	2.42%	23,802
2013	12.002722	16.428588	36.87%	6,668
2012	10.602349	12.002722	13.21%	9,360
2011	11.236421	10.602349	-5.64%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	10.196147	10.900229	6.91%	3,253
2019	8.958239	10.196147	13.82%	3,253
2018	9.732372	8.958239	-7.95%	3,253
2017	9.238001	9.732372	5.35%	3,515
2016	9.415335	9.238001	-1.88%	3,515
2015	10.042693	9.415335	-6.25%	2,141
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	10.983128	11.409913	3.89%	6,910
2019	9.680242	10.983128	13.46%	5,850
2018	10.729440	9.680242	-9.78%	10,548
2017	9.845853	10.729440	8.97%	28,245
2016	9.128903	9.845853	7.85%	30,966
2015	9.978018	9.128903	-8.51%	25,210
2014	10.134311	9.978018	-1.54%	19,872
2013*	10.000000	10.134311	1.34%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	9.907403	10.020522	1.14%	339,026
2019	9.744905	9.907403	1.67%	345,503
2018	10.507704	9.744905	-7.26%	261,595
2017	10.343672	10.507704	1.59%	458,505
2016	9.253488	10.343672	11.78%	590,894
2015	9.681351	9.253488	-4.42%	442,532
2014	9.668340	9.681351	0.13%	257,995
2013*	10.000000	9.668340	-3.32%	70,032
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.231382	13.033653	6.56%	16,045
2019	11.084488	12.231382	10.35%	31,645
2018	11.872242	11.084488	-6.64%	27,158
2017	10.603510	11.872242	11.97%	37,867
2016	9.510077	10.603510	11.50%	37,890
2015	10.604823	9.510077	-10.32%	46,129
2014	10.690441	10.604823	-0.80%	38,087
2013	10.813943	10.690441	-1.14%	56,067
2012	9.538731	10.813943	13.37%	28,411
2011*	10.000000	9.538731	-4.61%	4,310
103

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	6.147395	6.145131	-0.04%	12,957
2019	5.590610	6.147395	9.96%	22,317
2018	6.598976	5.590610	-15.28%	25,387
2017	6.548218	6.598976	0.78%	29,042
2016	5.772407	6.548218	13.44%	31,851
2015	7.863515	5.772407	-26.59%	34,102
2014	9.785130	7.863515	-19.64%	34,277
2013	11.618735	9.785130	-15.78%	33,305
2012	11.192655	11.618735	3.81%	33,831
2011	12.258830	11.192655	-8.70%	34,833
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.815524	11.181821	3.39%	28,292
2019	10.447457	10.815524	3.52%	38,768
2018	10.483307	10.447457	-0.34%	39,712
2017	10.119215	10.483307	3.60%	35,256
2016	9.793230	10.119215	3.33%	54,100
2015	10.097727	9.793230	-3.02%	49,856
2014	9.933184	10.097727	1.66%	46,794
2013*	10.000000	9.933184	-0.67%	18,108
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	14.782921	15.558662	5.25%	16,340
2019	13.056893	14.782921	13.22%	57,274
2018	13.893498	13.056893	-6.02%	42,347
2017	12.815504	13.893498	8.41%	47,187
2016	11.462698	12.815504	11.80%	49,928
2015	11.889004	11.462698	-3.59%	47,073
2014	11.872733	11.889004	0.14%	56,814
2013	12.933761	11.872733	-8.20%	24,066
2012	11.121883	12.933761	16.29%	35,297
2011	10.603725	11.121883	4.89%	22,122
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.445731	12.433484	8.63%	52,786
2019	10.932549	11.445731	4.69%	63,520
2018	11.567987	10.932549	-5.49%	66,871
2017	10.794226	11.567987	7.17%	90,893
2016	10.515907	10.794226	2.65%	98,148
2015	11.108203	10.515907	-5.33%	110,698
2014	11.011131	11.108203	0.88%	95,191
2013	12.195200	11.011131	-9.71%	80,444
2012	11.556858	12.195200	5.52%	31,085
2011	10.890759	11.556858	6.12%	32,189
104

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	15.936028	16.620158	4.29%	98,208
2019	14.080293	15.936028	13.18%	160,233
2018	14.662993	14.080293	-3.97%	112,154
2017	13.939919	14.662993	5.19%	194,522
2016	12.563766	13.939919	10.95%	174,521
2015	12.951934	12.563766	-3.00%	234,985
2014	12.705155	12.951934	1.94%	132,105
2013	12.180269	12.705155	4.31%	301,619
2012	10.801586	12.180269	12.76%	482,792
2011	10.595317	10.801586	1.95%	113,907
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	11.012198	11.568988	5.06%	10,575
2019	10.281797	11.012198	7.10%	25,241
2018	10.382938	10.281797	-0.97%	18,460
2017*	10.000000	10.382938	3.83%	16,556
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.741771	11.185309	4.13%	1,292
2019	10.175416	10.741771	5.57%	31,033
2018	10.101301	10.175416	0.73%	6,657
2017*	10.000000	10.101301	1.01%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.284584	12.331679	9.28%	8,107
2019	10.688069	11.284584	5.58%	6,666
2018	11.283750	10.688069	-5.28%	5,677
2017	10.318529	11.283750	9.35%	13,420
2016	10.153975	10.318529	1.62%	7,394
2015	11.077350	10.153975	-8.34%	8,124
2014	11.183910	11.077350	-0.95%	10,510
2013	12.121494	11.183910	-7.73%	14,255
2012	11.664977	12.121494	3.91%	15,717
2011	10.895255	11.664977	7.06%	20,503
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.113671	10.275845	1.60%	169,632
2019	9.854996	10.113671	2.62%	173,744
2018	9.956817	9.854996	-1.02%	290,677
2017	9.957815	9.956817	-0.01%	189,462
2016	9.953626	9.957815	0.04%	233,653
2015	10.058619	9.953626	-1.04%	890,291
2014	10.110297	10.058619	-0.51%	124,701
2013	10.262115	10.110297	-1.48%	74,217
2012	9.827266	10.262115	4.42%	27,164
2011*	10.000000	9.827266	-1.73%	40,094
105

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.731660	12.573350	7.17%	115,532
2019	10.975021	11.731660	6.89%	152,777
2018	11.185729	10.975021	-1.88%	170,911
2017	10.806383	11.185729	3.51%	271,054
2016	10.667199	10.806383	1.30%	311,134
2015	10.766092	10.667199	-0.92%	180,301
2014	10.466187	10.766092	2.87%	112,265
2013	10.820820	10.466187	-3.28%	88,176
2012	10.007389	10.820820	8.13%	134,779
2011*	10.000000	10.007389	0.07%	24,549
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	15.633242	15.743003	0.70%	0
2019	13.852373	15.633242	12.86%	0
2018	14.608149	13.852373	-5.17%	0
2017	13.822361	14.608149	5.68%	4,162
2016	12.301518	13.822361	12.36%	4,162
2015	13.008214	12.301518	-5.43%	6,191
2014	13.211999	13.008214	-1.54%	6,191
2013	11.966523	13.211999	10.41%	6,371
2012	10.474393	11.966523	14.25%	102,567
2011	10.826497	10.474393	-3.25%	27,813
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	11.807508	15.804888	33.85%	15,143
2019	9.466698	11.807508	24.73%	19,868
2018	11.777299	9.466698	-19.62%	38,122
2017	8.975146	11.777299	31.22%	39,229
2016	9.030658	8.975146	-0.61%	31,526
2015	10.091530	9.030658	-10.51%	29,339
2014	10.382122	10.091530	-2.80%	27,713
2013	9.144427	10.382122	13.53%	24,752
2012	8.019287	9.144427	14.03%	23,565
2011	11.123679	8.019287	-27.91%	10,782
ProFunds - ProFund VP Banks - Q/NQ
2020	21.492375	17.994651	-16.27%	1,449
2019	15.953147	21.492375	34.72%	1,821
2018	19.678084	15.953147	-18.93%	8,172
2017	16.898505	19.678084	16.45%	11,505
2016	13.886213	16.898505	21.69%	23,775
2015	14.123145	13.886213	-1.68%	8,815
2014	12.957383	14.123145	9.00%	684
2013	9.831990	12.957383	31.79%	2,280
2012	7.463517	9.831990	31.73%	20,070
2011*	10.000000	7.463517	-25.36%	0
106

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	11.089556	12.756250	15.03%	7,694
2019	9.539639	11.089556	16.25%	33,654
2018	11.732954	9.539639	-18.69%	30,977
2017	9.662765	11.732954	21.42%	179,287
2016	8.257819	9.662765	17.01%	185,168
2015	9.714915	8.257819	-15.00%	30,921
2014	9.674735	9.714915	0.42%	32,437
2013	8.272384	9.674735	16.95%	80,084
2012	7.722043	8.272384	7.13%	22,158
2011*	10.000000	7.722043	-22.78%	382
ProFunds - ProFund VP Bear - Q/NQ
2020	2.086327	1.532511	-26.55%	6,713
2019	2.741930	2.086327	-23.91%	7,279
2018	2.668651	2.741930	2.75%	15,135
2017	3.294177	2.668651	-18.99%	18,759
2016	3.836575	3.294177	-14.14%	30,510
2015	4.086323	3.836575	-6.11%	7,414
2014	4.825627	4.086323	-15.32%	14,776
2013	6.653233	4.825627	-27.47%	19,411
2012	8.078346	6.653233	-17.64%	1,385
2011	8.978092	8.078346	-10.02%	6,492
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	30.220883	34.431880	13.93%	23,437
2019	26.278812	30.220883	15.00%	15,077
2018	28.539189	26.278812	-7.92%	25,328
2017	23.583248	28.539189	21.01%	29,435
2016	28.254263	23.583248	-16.53%	21,147
2015	27.697732	28.254263	2.01%	30,660
2014	21.621039	27.697732	28.11%	104,347
2013	13.000133	21.621039	66.31%	35,416
2012	9.356338	13.000133	38.94%	286,311
2011*	10.000000	9.356338	-6.44%	2,204
ProFunds - ProFund VP Bull - Q/NQ
2020	24.046654	27.553386	14.58%	21,417
2019	18.894138	24.046654	27.27%	18,674
2018	20.387942	18.894138	-7.33%	57,288
2017	17.299247	20.387942	17.85%	122,354
2016	15.974441	17.299247	8.29%	259,343
2015	16.251086	15.974441	-1.70%	110,754
2014	14.763642	16.251086	10.08%	51,815
2013	11.521974	14.763642	28.13%	72,596
2012	10.245204	11.521974	12.46%	103,367
2011	10.374545	10.245204	-1.25%	20,887
107

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	18.782206	24.306842	29.41%	27,962
2019	15.028183	18.782206	24.98%	22,347
2018	17.863778	15.028183	-15.87%	5,603
2017	15.722343	17.863778	13.62%	11,586
2016	15.376033	15.722343	2.25%	15,601
2015	14.948331	15.376033	2.86%	73,667
2014	13.733027	14.948331	8.85%	175,966
2013	10.826479	13.733027	26.85%	11,464
2012	9.889818	10.826479	9.47%	11,872
2011*	10.000000	9.889818	-1.10%	3,530
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	27.105835	34.354193	26.74%	26,557
2019	22.022751	27.105835	23.08%	35,261
2018	22.166678	22.022751	-0.65%	46,548
2017	18.963411	22.166678	16.89%	75,393
2016	18.431422	18.963411	2.89%	112,633
2015	17.828651	18.431422	3.38%	112,082
2014	16.053860	17.828651	11.06%	193,728
2013	11.623022	16.053860	38.12%	69,824
2012	9.639985	11.623022	20.57%	10,382
2011*	10.000000	9.639985	-3.60%	3,003
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	9.790057	12.250986	25.14%	43,307
2019	7.980055	9.790057	22.68%	55,187
2018	9.537975	7.980055	-16.33%	66,976
2017	7.247852	9.537975	31.60%	137,231
2016	6.611458	7.247852	9.63%	123,589
2015	8.101933	6.611458	-18.40%	39,682
2014	8.495056	8.101933	-4.63%	41,856
2013	9.193037	8.495056	-7.59%	19,671
2012	8.735710	9.193037	5.24%	41,832
2011	11.016897	8.735710	-20.71%	120,746
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	13.000436	11.652594	-10.37%	9,506
2019	11.176881	13.000436	16.32%	18,440
2018	13.181610	11.176881	-15.21%	21,323
2017	11.150137	13.181610	18.22%	21,893
2016	10.473016	11.150137	6.47%	15,056
2015	11.900055	10.473016	-11.99%	16,735
2014	13.191388	11.900055	-9.79%	3,581
2013	10.982243	13.191388	20.12%	2,719
2012	9.538547	10.982243	15.14%	12,021
2011	10.601030	9.538547	-10.02%	78
108

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Financials - Q/NQ
2020	21.812897	21.159081	-3.00%	11,749
2019	16.956263	21.812897	28.64%	35,219
2018	19.171553	16.956263	-11.56%	21,753
2017	16.425803	19.171553	16.72%	93,352
2016	14.423515	16.425803	13.88%	62,963
2015	14.827703	14.423515	-2.73%	308,972
2014	13.297724	14.827703	11.51%	14,091
2013	10.195527	13.297724	30.43%	3,222
2012	8.277686	10.195527	23.17%	4,811
2011*	10.000000	8.277686	-17.22%	0
ProFunds - ProFund VP Health Care - Q/NQ
2020	26.778075	30.260966	13.01%	54,792
2019	22.716524	26.778075	17.88%	51,702
2018	22.028510	22.716524	3.12%	93,520
2017	18.447748	22.028510	19.41%	75,351
2016	19.469784	18.447748	-5.25%	62,206
2015	18.773194	19.469784	3.71%	80,820
2014	15.368612	18.773194	22.15%	85,744
2013	11.135770	15.368612	38.01%	42,755
2012	9.605187	11.135770	15.93%	15,458
2011*	10.000000	9.605187	-3.95%	9,749
ProFunds - ProFund VP Industrials - Q/NQ
2020	21.108017	24.337793	15.30%	27,828
2019	16.380304	21.108017	28.86%	39,394
2018	19.016267	16.380304	-13.86%	20,717
2017	15.732537	19.016267	20.87%	122,948
2016	13.553102	15.732537	16.08%	149,948
2015	14.210737	13.553102	-4.63%	78,723
2014	13.630384	14.210737	4.26%	24,976
2013	9.988447	13.630384	36.46%	72,586
2012	8.735021	9.988447	14.35%	2,428
2011*	10.000000	8.735021	-12.65%	0
ProFunds - ProFund VP International - Q/NQ
2020	12.376028	12.819890	3.59%	5,730
2019	10.507769	12.376028	17.78%	11,948
2018	12.632260	10.507769	-16.82%	69,985
2017	10.502525	12.632260	20.28%	116,726
2016	10.734452	10.502525	-2.16%	72,091
2015	11.267233	10.734452	-4.73%	50,086
2014	12.416614	11.267233	-9.26%	25,605
2013	10.522582	12.416614	18.00%	14,691
2012	9.191529	10.522582	14.48%	15,590
2011	10.865769	9.191529	-15.41%	9,089
109

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2020	30.084890	44.807866	48.94%	30,875
2019	25.811022	30.084890	16.56%	34,647
2018	24.910506	25.811022	3.62%	46,724
2017	18.540783	24.910506	34.36%	50,482
2016	17.791136	18.540783	4.21%	44,437
2015	14.969558	17.791136	18.85%	75,958
2014	14.990886	14.969558	-0.14%	34,097
2013	10.006293	14.990886	49.81%	21,920
2012	8.460964	10.006293	18.26%	16,467
2011*	10.000000	8.460964	-15.39%	3,092
ProFunds - ProFund VP Japan - Q/NQ
2020	16.304638	18.666223	14.48%	2,899
2019	13.759408	16.304638	18.50%	6,576
2018	15.769385	13.759408	-12.75%	25,450
2017	13.480969	15.769385	16.98%	25,874
2016	13.595077	13.480969	-0.84%	28,332
2015	13.011370	13.595077	4.49%	40,075
2014	12.764284	13.011370	1.94%	33,869
2013	8.719727	12.764284	46.38%	16,195
2012	7.182064	8.719727	21.41%	26,033
2011	8.928055	7.182064	-19.56%	305
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	35.274250	50.706688	43.75%	83,623
2019	26.130324	35.274250	34.99%	92,490
2018	26.967167	26.130324	-3.10%	103,874
2017	20.945953	26.967167	28.75%	100,863
2016	20.151286	20.945953	3.94%	109,447
2015	18.990702	20.151286	6.11%	125,451
2014	16.436007	18.990702	15.54%	110,948
2013	12.395527	16.436007	32.60%	66,537
2012	10.799769	12.395527	14.78%	8,416
2011	10.779340	10.799769	0.19%	9,956
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	9.177603	5.939547	-35.28%	110,933
2019	8.564435	9.177603	7.16%	117,400
2018	10.872204	8.564435	-21.23%	150,215
2017	11.370377	10.872204	-4.38%	149,298
2016	9.271631	11.370377	22.64%	159,162
2015	12.252854	9.271631	-24.33%	142,933
2014	13.920799	12.252854	-11.98%	56,258
2013	11.362014	13.920799	22.52%	52,100
2012	11.182185	11.362014	1.61%	37,573
2011	11.074686	11.182185	0.97%	35,458
110

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	19.612724	21.791054	11.11%	13,468
2019	17.415701	19.612724	12.62%	6,368
2018	18.802908	17.415701	-7.38%	9,540
2017	17.253290	18.802908	8.98%	9,293
2016	18.148714	17.253290	-4.93%	10,081
2015	17.596575	18.148714	3.14%	38,966
2014	14.929052	17.596575	17.87%	29,036
2013	11.485480	14.929052	29.98%	32,764
2012	10.398470	11.485480	10.45%	5,658
2011*	10.000000	10.398470	3.98%	588
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	4.208694	5.157959	22.55%	44,076
2019	2.919557	4.208694	44.16%	60,021
2018	3.416963	2.919557	-14.56%	56,016
2017	3.286631	3.416963	3.97%	51,797
2016	2.135918	3.286631	53.87%	60,848
2015	3.221229	2.135918	-33.69%	40,194
2014	4.284597	3.221229	-24.82%	50,905
2013	6.992044	4.284597	-38.72%	28,757
2012	8.286126	6.992044	-15.62%	13,100
2011*	10.000000	8.286126	-17.14%	16,392
ProFunds - ProFund VP Real Estate - Q/NQ
2020	16.852880	15.595053	-7.46%	20,049
2019	13.463544	16.852880	25.17%	51,651
2018	14.458635	13.463544	-6.88%	34,249
2017	13.550438	14.458635	6.70%	37,109
2016	12.978595	13.550438	4.41%	51,864
2015	13.100424	12.978595	-0.93%	43,128
2014	10.611529	13.100424	23.45%	53,012
2013	10.735930	10.611529	-1.16%	22,787
2012	9.278706	10.735930	15.71%	17,064
2011*	10.000000	9.278706	-7.21%	12,765
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.628426	1.902557	-27.62%	7,664
2019	3.223003	2.628426	-18.45%	11,828
2018	3.133620	3.223003	2.85%	13,900
2017	3.602015	3.133620	-13.00%	7,664
2016	3.846018	3.602015	-6.34%	20,963
2015	3.957514	3.846018	-2.82%	10,438
2014	5.746453	3.957514	-31.13%	18,930
2013	4.996009	5.746453	15.02%	16,360
2012	5.436422	4.996009	-8.10%	42,836
2011	8.808381	5.436422	-38.28%	3,249
111

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	31.004636	44.349197	43.04%	13,601
2019	20.962808	31.004636	47.90%	11,331
2018	23.649581	20.962808	-11.36%	17,318
2017	17.666707	23.649581	33.87%	67,719
2016	14.008362	17.666707	26.12%	23,253
2015	14.605695	14.008362	-4.09%	38,264
2014	10.994275	14.605695	32.85%	137,470
2013	8.341141	10.994275	31.81%	5,533
2012	8.814433	8.341141	-5.37%	0
2011*	10.000000	8.814433	-11.86%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	4.159447	2.803033	-32.61%	297
2019	5.331338	4.159447	-21.98%	801
2018	4.795591	5.331338	11.17%	0
2017	6.729855	4.795591	-28.74%	0
2016	8.136155	6.729855	-17.28%	0
2015	7.388149	8.136155	10.12%	0
2014	7.707453	7.388149	-4.14%	0
2013	7.823040	7.707453	-1.48%	0
2012	9.110755	7.823040	-14.13%	3,731
2011	8.337030	9.110755	9.28%	119
ProFunds - ProFund VP Short International - Q/NQ
2020	3.449658	2.829307	-17.98%	1,048
2019	4.230174	3.449658	-18.45%	754
2018	3.709911	4.230174	14.02%	754
2017	4.733555	3.709911	-21.63%	754
2016	5.093671	4.733555	-7.07%	754
2015	5.360901	5.093671	-4.98%	5,618
2014	5.280917	5.360901	1.51%	754
2013	6.770017	5.280917	-22.00%	754
2012	8.586625	6.770017	-21.16%	3,623
2011	8.541117	8.586625	0.53%	106
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.309475	0.739973	-43.49%	1,611
2019	1.843163	1.309475	-28.96%	4,945
2018	1.922110	1.843163	-4.11%	33,480
2017	2.603718	1.922110	-26.18%	16,415
2016	2.931489	2.603718	-11.18%	19,017
2015	3.413920	2.931489	-14.13%	21,623
2014	4.288317	3.413920	-20.39%	11,911
2013	6.151372	4.288317	-30.29%	20,317
2012	7.671316	6.151372	-19.81%	5,635
2011	8.677247	7.671316	-11.59%	282
112

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2020	30.192872	43.174599	43.00%	76,607
2019	21.059500	30.192872	43.37%	79,569
2018	21.828613	21.059500	-3.52%	45,083
2017	16.351097	21.828613	33.50%	74,588
2016	14.738371	16.351097	10.94%	52,695
2015	14.574806	14.738371	1.12%	78,349
2014	12.495670	14.574806	16.64%	26,424
2013	10.107502	12.495670	23.63%	46,067
2012	9.279262	10.107502	8.93%	14,003
2011*	10.000000	9.279262	-7.21%	4,528
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	13.317127	13.564993	1.86%	4,153
2019	11.750297	13.317127	13.33%	2,577
2018	14.017066	11.750297	-16.17%	3,856
2017	14.501953	14.017066	-3.34%	11,880
2016	12.070919	14.501953	20.14%	11,142
2015	12.040526	12.070919	0.25%	4,942
2014	12.124334	12.040526	-0.69%	6,046
2013	10.955552	12.124334	10.67%	5,055
2012	9.521733	10.955552	15.06%	329,183
2011*	10.000000	9.521733	-4.78%	274
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	17.324863	20.647972	19.18%	2,612
2019	14.840119	17.324863	16.74%	3,314
2018	15.890756	14.840119	-6.61%	17,045
2017	14.697041	15.890756	8.12%	15,104
2016	14.928500	14.697041	-1.55%	3,388
2015	16.021188	14.928500	-6.82%	3,482
2014	11.895022	16.021188	34.69%	6,389
2013	14.891584	11.895022	-20.12%	9,956
2012	14.935242	14.891584	-0.29%	17,777
2011	10.538388	14.935242	41.72%	16,407
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	110.222101	202.780312	83.97%	155,931
2019	62.124732	110.222101	77.42%	15,423
2018	69.621449	62.124732	-10.77%	14,621
2017	41.881527	69.621449	66.23%	15,640
2016	39.043762	41.881527	7.27%	25,563
2015	34.803533	39.043762	12.18%	13,123
2014	25.945404	34.803533	34.14%	17,850
2013	14.674432	25.945404	76.81%	24,930
2012	11.110441	14.674432	32.08%	2,021
2011	11.386795	11.110441	-2.43%	1,964
113

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.155508	0.043825	-71.82%	147,588
2019	0.318142	0.155508	-51.12%	22,161
2018	0.364441	0.318142	-12.70%	1,471
2017	0.670238	0.364441	-45.63%	1,560
2016	0.850614	0.670238	-21.21%	1,643
2015	1.168103	0.850614	-27.18%	5,566
2014	1.841184	1.168103	-36.56%	30,565
2013	3.629919	1.841184	-49.28%	2,856
2012	5.674888	3.629919	-36.04%	10,096
2011	7.384153	5.674888	-23.15%	2,901
ProFunds - ProFund VP Utilities - Q/NQ
2020	21.054790	20.292610	-3.62%	38,724
2019	17.351958	21.054790	21.34%	79,001
2018	17.080131	17.351958	1.59%	125,866
2017	15.632506	17.080131	9.26%	41,458
2016	13.756062	15.632506	13.64%	49,126
2015	14.883110	13.756062	-7.57%	40,190
2014	11.972472	14.883110	24.31%	46,466
2013	10.699551	11.972472	11.90%	19,083
2012	10.819989	10.699551	-1.11%	9,047
2011*	10.000000	10.819989	8.20%	7,407
Rydex Variable Trust - Banking Fund - Q/NQ
2020	11.377671	10.284459	-9.61%	20,311
2019	8.973762	11.377671	26.79%	22,241
2018	11.246301	8.973762	-20.21%	20,290
2017	10.124329	11.246301	11.08%	26,246
2016	8.056438	10.124329	25.67%	134,575
2015	8.575244	8.056438	-6.05%	21,047
2014	8.396726	8.575244	2.13%	19,015
2013	6.582094	8.396726	27.57%	9,126
2012	5.366070	6.582094	22.66%	4,033
2011	6.987203	5.366070	-23.20%	5,370
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	27.315488	32.302034	18.26%	13,850
2019	22.778958	27.315488	19.92%	6,833
2018	27.944185	22.778958	-18.48%	9,386
2017	23.302108	27.944185	19.92%	20,959
2016	18.031538	23.302108	29.23%	35,246
2015	22.079088	18.031538	-18.33%	8,128
2014	22.772079	22.079088	-3.04%	14,352
2013	22.775805	22.772079	-0.02%	13,895
2012	20.830941	22.775805	9.34%	9,728
2011	25.250373	20.830941	-17.50%	12,730
114

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	36.214080	43.383038	19.80%	35,641
2019	29.415660	36.214080	23.11%	31,653
2018	32.897240	29.415660	-10.58%	43,676
2017	25.735884	32.897240	27.83%	47,880
2016	32.438805	25.735884	-20.66%	48,068
2015	30.283486	32.438805	7.12%	77,643
2014	23.110700	30.283486	31.04%	36,113
2013	15.176828	23.110700	52.28%	33,024
2012	11.302467	15.176828	34.28%	21,255
2011	10.349198	11.302467	9.21%	14,356
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	2.150196	1.640816	-23.69%	193,574
2019	1.889268	2.150196	13.81%	65,903
2018	2.254258	1.889268	-16.19%	79,254
2017	2.185868	2.254258	3.13%	107,330
2016	2.004894	2.185868	9.03%	119,690
2015	3.066949	2.004894	-34.63%	89,391
2014	4.706511	3.066949	-34.84%	70,056
2013	4.924226	4.706511	-4.42%	82,397
2012	5.057916	4.924226	-2.64%	93,931
2011	5.486341	5.057916	-7.81%	81,945
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	36.753908	39.043796	6.23%	20,329
2019	30.425137	36.753908	20.80%	18,229
2018	35.063190	30.425137	-13.23%	24,545
2017	31.835644	35.063190	10.14%	29,552
2016	30.580986	31.835644	4.10%	33,798
2015	29.153979	30.580986	4.89%	72,899
2014	26.213159	29.153979	11.22%	43,653
2013	20.697485	26.213159	26.65%	25,662
2012	19.221139	20.697485	7.68%	17,767
2011	17.109167	19.221139	12.34%	6,999
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	48.226466	48.447849	0.46%	10,493
2019	33.116704	48.226466	45.63%	10,894
2018	39.102314	33.116704	-15.31%	11,282
2017	24.978713	39.102314	56.54%	12,537
2016	19.349430	24.978713	29.09%	29,359
2015	20.457199	19.349430	-5.42%	234,319
2014	17.735984	20.457199	15.34%	86,284
2013	11.038998	17.735984	60.67%	442,452
2012	9.542892	11.038998	15.68%	65,917
2011	8.858346	9.542892	7.73%	99,497
115

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	24.610494	37.904032	54.02%	10,704
2019	15.646320	24.610494	57.29%	7,560
2018	18.152009	15.646320	-13.80%	19,573
2017	14.024916	18.152009	29.43%	25,093
2016	11.422000	14.024916	22.79%	29,115
2015	11.328273	11.422000	0.83%	46,932
2014	9.270947	11.328273	22.19%	9,324
2013	6.951529	9.270947	33.37%	1,376
2012	6.966486	6.951529	-0.21%	1,137
2011	8.447271	6.966486	-17.53%	3,145
Rydex Variable Trust - Energy Fund - Q/NQ
2020	14.088558	9.157645	-35.00%	26,720
2019	13.356994	14.088558	5.48%	38,770
2018	18.153706	13.356994	-26.42%	52,931
2017	19.611490	18.153706	-7.43%	74,492
2016	15.117144	19.611490	29.73%	86,643
2015	21.940070	15.117144	-31.10%	60,061
2014	27.302980	21.940070	-19.64%	45,200
2013	22.393290	27.302980	21.92%	37,146
2012	22.145359	22.393290	1.12%	25,855
2011	23.818054	22.145359	-7.02%	27,990
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	7.478524	4.627744	-38.12%	31,804
2019	7.578046	7.478524	-1.31%	23,871
2018	14.120981	7.578046	-46.33%	32,485
2017	17.576195	14.120981	-19.66%	39,494
2016	14.452169	17.576195	21.62%	49,258
2015	21.428010	14.452169	-32.55%	43,344
2014	30.709756	21.428010	-30.22%	34,245
2013	25.101807	30.709756	22.34%	39,761
2012	25.318089	25.101807	-0.85%	19,940
2011	28.264646	25.318089	-10.42%	23,463
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	11.721665	11.602511	-1.02%	2,410
2019	9.242498	11.721665	26.82%	2,570
2018	11.552322	9.242498	-19.99%	4,943
2017	9.096382	11.552322	27.00%	6,808
2016	9.755398	9.096382	-6.76%	1,291
2015	10.643826	9.755398	-8.35%	1,312
2014	12.317185	10.643826	-13.59%	916
2013	10.067593	12.317185	22.34%	1,106
2012	8.380211	10.067593	20.14%	21,658
2011	9.999771	8.380211	-16.20%	1,419
116

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	16.144509	15.925605	-1.36%	62,960
2019	12.764984	16.144509	26.47%	73,829
2018	14.736977	12.764984	-13.38%	77,261
2017	12.912067	14.736977	14.13%	110,125
2016	11.288507	12.912067	14.38%	127,605
2015	11.906022	11.288507	-5.19%	102,801
2014	10.709528	11.906022	11.17%	64,336
2013	8.502239	10.709528	25.96%	35,854
2012	7.018125	8.502239	21.15%	29,524
2011	8.353507	7.018125	-15.99%	23,627
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	22.492492	27.087355	20.43%	4,637
2019	19.507009	22.492492	15.30%	3,045
2018	20.866335	19.507009	-6.51%	6,677
2017	19.273665	20.866335	8.26%	12,214
2016	19.583321	19.273665	-1.58%	22,269
2015	20.896126	19.583321	-6.28%	24,323
2014	15.714082	20.896126	32.98%	31,625
2013	19.466090	15.714082	-19.27%	7,757
2012	19.138004	19.466090	1.71%	69,059
2011	13.697385	19.138004	39.72%	17,651
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	32.730978	38.359607	17.20%	59,049
2019	27.042584	32.730978	21.03%	66,752
2018	27.049337	27.042584	-0.02%	90,262
2017	22.294347	27.049337	21.33%	98,994
2016	24.999920	22.294347	-10.82%	81,124
2015	24.219261	24.999920	3.22%	115,345
2014	19.680633	24.219261	23.06%	107,415
2013	14.053357	19.680633	40.04%	66,250
2012	12.146719	14.053357	15.70%	24,846
2011	11.749377	12.146719	3.38%	21,260
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	12.519001	12.304700	-1.71%	61,538
2019	11.136504	12.519001	12.41%	43,347
2018	11.376734	11.136504	-2.11%	11,938
2017	10.780170	11.376734	5.53%	12,738
2016	9.779993	10.780170	10.23%	16,345
2015	9.974567	9.779993	-1.95%	17,500
117

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Internet Fund - Q/NQ
2020	47.418204	75.019735	58.21%	11,628
2019	38.272445	47.418204	23.90%	9,318
2018	40.041476	38.272445	-4.42%	11,064
2017	30.267778	40.041476	32.29%	8,098
2016	29.346939	30.267778	3.14%	8,412
2015	27.425862	29.346939	7.00%	8,814
2014	27.240071	27.425862	0.68%	5,204
2013	18.240292	27.240071	49.34%	8,451
2012	15.479999	18.240292	17.83%	10,864
2011	17.797628	15.479999	-13.02%	4,367
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.207483	0.111126	-46.44%	193,386
2019	0.328787	0.207483	-36.89%	21,292
2018	0.328257	0.328787	0.16%	132,274
2017	0.544510	0.328257	-39.72%	528,522
2016	0.783741	0.544510	-30.52%	107,844
2015	0.862988	0.783741	-9.18%	241,988
2014	1.117053	0.862988	-22.74%	162,487
2013	2.015962	1.117053	-44.59%	78,002
2012	2.632778	2.015962	-23.43%	41,166
2011	3.655826	2.632778	-27.98%	26,663
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.269398	1.768405	-22.08%	6,566
2019	2.650423	2.269398	-14.38%	5,753
2018	2.586161	2.650423	2.48%	70,448
2017	2.874235	2.586161	-10.02%	27,134
2016	2.998706	2.874235	-4.15%	14,814
2015	3.074079	2.998706	-2.45%	56,493
2014	4.145805	3.074079	-25.85%	52,110
2013	3.642416	4.145805	13.82%	152,231
2012	3.932200	3.642416	-7.37%	123,281
2011	5.724291	3.932200	-31.31%	61,535
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.204693	0.893505	-25.83%	0
2019	1.530864	1.204693	-21.31%	186
2018	1.397908	1.530864	9.51%	11,000
2017	1.637352	1.397908	-14.62%	7,352
2016	2.050277	1.637352	-20.14%	6,861
2015	2.099848	2.050277	-2.36%	19,247
2014	2.404356	2.099848	-12.66%	30,876
2013	3.361628	2.404356	-28.48%	8,349
2012	4.169915	3.361628	-19.38%	0
2011	4.556811	4.169915	-8.49%	1,189
118

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.442841	0.271128	-38.78%	13,336
2019	0.622957	0.442841	-28.91%	13,718
2018	0.648840	0.622957	-3.99%	212,206
2017	0.872064	0.648840	-25.60%	15,072
2016	0.975560	0.872064	-10.61%	14,067
2015	1.133854	0.975560	-13.96%	15,496
2014	1.411100	1.133854	-19.65%	22,908
2013	2.014101	1.411100	-29.94%	11,099
2012	2.507134	2.014101	-19.67%	22,524
2011	2.823268	2.507134	-11.20%	2,415
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	1.112512	0.760144	-31.67%	15,735
2019	1.419190	1.112512	-21.61%	3,524
2018	1.293269	1.419190	9.74%	19,563
2017	1.513768	1.293269	-14.57%	17,605
2016	1.922856	1.513768	-21.28%	29,041
2015	1.945224	1.922856	-1.15%	287,736
2014	2.161065	1.945224	-9.99%	118,959
2013	3.164690	2.161065	-31.71%	42,044
2012	3.915738	3.164690	-19.18%	2,911
2011	4.291956	3.915738	-8.77%	44,841
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.236983	0.915840	-25.96%	33,872
2019	1.624957	1.236983	-23.88%	4,556
2018	1.582867	1.624957	2.66%	125,396
2017	1.939338	1.582867	-18.38%	41,064
2016	2.231787	1.939338	-13.10%	38,950
2015	2.364902	2.231787	-5.63%	96,703
2014	2.799495	2.364902	-15.52%	42,331
2013	3.857945	2.799495	-27.44%	14,167
2012	4.706009	3.857945	-18.02%	8,369
2011	5.239273	4.706009	-10.18%	19,141
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	20.780382	28.824115	38.71%	2,040
2019	15.135998	20.780382	37.29%	1,490
2018	19.893997	15.135998	-23.92%	1,968
2017	13.403180	19.893997	48.43%	4,449
2016	12.467403	13.403180	7.51%	705
2015	11.272915	12.467403	10.60%	1,346
2014	13.495231	11.272915	-16.47%	1,423
2013	8.760303	13.495231	54.05%	2,431
2012	7.386457	8.760303	18.60%	17,390
2011	10.526976	7.386457	-29.83%	919
119

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	38.741044	46.295417	19.50%	4,959
2019	30.345885	38.741044	27.66%	4,503
2018	35.502348	30.345885	-14.52%	5,688
2017	29.931045	35.502348	18.61%	6,698
2016	27.663151	29.931045	8.20%	8,507
2015	27.928473	27.663151	-0.95%	20,414
2014	26.312112	27.928473	6.14%	7,427
2013	18.709984	26.312112	40.63%	3,668
2012	15.617575	18.709984	19.80%	3,705
2011	15.436433	15.617575	1.17%	3,555
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	54.398474	59.460767	9.31%	3,277
2019	40.472758	54.398474	34.41%	3,581
2018	50.852150	40.472758	-20.41%	3,347
2017	42.054673	50.852150	20.92%	4,874
2016	32.848384	42.054673	28.03%	269,292
2015	35.201099	32.848384	-6.68%	237,381
2014	31.845949	35.201099	10.54%	5,578
2013	21.465723	31.845949	48.36%	10,772
2012	17.484301	21.465723	22.77%	24,953
2011	19.159877	17.484301	-8.75%	3,578
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	103.207227	190.451800	84.53%	170,784
2019	57.901008	103.207227	78.25%	246,690
2018	64.656752	57.901008	-10.45%	265,753
2017	38.629342	64.656752	67.38%	267,172
2016	35.691673	38.629342	8.23%	16,351
2015	31.531452	35.691673	13.19%	42,506
2014	23.379383	31.531452	34.87%	306,969
2013	13.137020	23.379383	77.97%	74,365
2012	9.918897	13.137020	32.44%	52,670
2011	10.112541	9.918897	-1.91%	75,172
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	52.602330	75.300026	43.15%	50,696
2019	38.921099	52.602330	35.15%	70,254
2018	40.142620	38.921099	-3.04%	64,011
2017	31.001311	40.142620	29.49%	62,715
2016	29.621008	31.001311	4.66%	65,675
2015	27.712194	29.621008	6.89%	83,248
2014	23.894295	27.712194	15.98%	48,780
2013	17.974058	23.894295	32.94%	71,368
2012	15.587890	17.974058	15.31%	13,255
2011	15.449711	15.587890	0.89%	12,844
120

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Nova Fund - Q/NQ
2020	35.901189	42.553748	18.53%	6,336
2019	25.065481	35.901189	43.23%	9,716
2018	28.306251	25.065481	-11.45%	6,175
2017	21.750857	28.306251	30.14%	17,376
2016	19.033025	21.750857	14.28%	26,182
2015	19.413417	19.033025	-1.96%	20,264
2014	16.577812	19.413417	17.10%	20,383
2013	11.267516	16.577812	47.13%	46,012
2012	9.334031	11.267516	20.71%	24,635
2011	9.563578	9.334031	-2.40%	29,396
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	14.943697	19.818680	32.62%	69,490
2019	9.942853	14.943697	50.30%	83,586
2018	12.074615	9.942853	-17.65%	99,550
2017	11.418248	12.074615	5.75%	129,886
2016	6.985557	11.418248	63.46%	104,272
2015	10.159721	6.985557	-31.24%	79,405
2014	12.447742	10.159721	-18.38%	67,127
2013	23.387929	12.447742	-46.78%	65,796
2012	24.696729	23.387929	-5.30%	46,357
2011	32.974651	24.696729	-25.10%	41,790
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	28.954594	26.929158	-7.00%	9,078
2019	23.563631	28.954594	22.88%	15,152
2018	25.751222	23.563631	-8.50%	16,265
2017	24.449328	25.751222	5.32%	17,449
2016	22.476268	24.449328	8.78%	19,699
2015	23.350273	22.476268	-3.74%	23,512
2014	19.540600	23.350273	19.50%	49,175
2013	19.037060	19.540600	2.65%	16,048
2012	16.290226	19.037060	16.86%	16,568
2011	16.130710	16.290226	0.99%	12,568
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	32.869245	46.633586	41.88%	2,268
2019	26.740362	32.869245	22.92%	4,213
2018	27.984832	26.740362	-4.45%	9,321
2017	25.117687	27.984832	11.41%	6,843
2016	25.358600	25.117687	-0.95%	4,391
2015	26.025016	25.358600	-2.56%	8,320
2014	24.254956	26.025016	7.30%	4,022
2013	18.087081	24.254956	34.10%	3,131
2012	15.685797	18.087081	15.31%	3,526
2011	15.084682	15.685797	3.98%	4,786
121

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	38.691182	45.864910	18.54%	3,973
2019	28.944419	38.691182	33.67%	3,763
2018	36.444502	28.944419	-20.58%	2,612
2017	30.750093	36.444502	18.52%	6,396
2016	23.876339	30.750093	28.79%	10,510
2015	26.592209	23.876339	-10.21%	5,613
2014	25.821641	26.592209	2.98%	5,328
2013	16.490880	25.821641	56.58%	7,675
2012	13.677109	16.490880	20.57%	12,197
2011	15.771742	13.677109	-13.28%	3,695
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	41.960211	48.935426	16.62%	7,759
2019	26.145844	41.960211	60.49%	487,782
2018	31.300577	26.145844	-16.47%	517,801
2017	22.088996	31.300577	41.70%	522,947
2016	18.577383	22.088996	18.90%	517,978
2015	19.129960	18.577383	-2.89%	10,427
2014	15.540638	19.129960	23.10%	519,397
2013	9.327865	15.540638	66.60%	491,287
2012	7.300662	9.327865	27.77%	21,487
2011	7.696795	7.300662	-5.15%	433,561
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	29.287224	36.823974	25.73%	87,005
2019	23.426497	29.287224	25.02%	239,970
2018	25.141000	23.426497	-6.82%	178,224
2017	20.465661	25.141000	22.84%	230,372
2016	20.203385	20.465661	1.30%	265,038
2015	20.240435	20.203385	-0.18%	411,401
2014	18.232194	20.240435	11.01%	330,892
2013	13.064723	18.232194	39.55%	158,001
2012	11.676350	13.064723	11.89%	21,494
2011	11.953953	11.676350	-2.32%	16,479
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	25.156118	22.217790	-11.68%	66,415
2019	20.665529	25.156118	21.73%	207,024
2018	24.143743	20.665529	-14.41%	160,690
2017	21.101223	24.143743	14.42%	182,413
2016	18.201049	21.101223	15.93%	250,039
2015	20.339187	18.201049	-10.51%	107,802
2014	18.564984	20.339187	9.56%	262,296
2013	12.941929	18.564984	43.45%	154,873
2012	10.722637	12.941929	20.70%	42,360
2011	11.213399	10.722637	-4.38%	11,561
122

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	27.258644	35.118704	28.84%	38,502
2019	23.917660	27.258644	13.97%	57,158
2018	28.439164	23.917660	-15.90%	70,679
2017	24.248573	28.439164	17.28%	78,994
2016	23.909288	24.248573	1.42%	79,760
2015	23.896604	23.909288	0.05%	76,042
2014	24.580741	23.896604	-2.78%	78,321
2013	18.568943	24.580741	32.38%	60,660
2012	16.203326	18.568943	14.60%	23,506
2011	16.516668	16.203326	-1.90%	15,766
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	24.095194	25.558656	6.07%	20,745
2019	19.925277	24.095194	20.93%	21,620
2018	24.905681	19.925277	-20.00%	38,423
2017	22.289480	24.905681	11.74%	48,722
2016	17.512020	22.289480	27.28%	129,211
2015	20.121011	17.512020	-12.97%	27,135
2014	19.092039	20.121011	5.39%	39,994
2013	14.236385	19.092039	34.11%	41,157
2012	12.323523	14.236385	15.52%	9,765
2011	13.440291	12.323523	-8.31%	5,057
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	27.276885	31.180363	14.31%	49,162
2019	24.536908	27.276885	11.17%	51,981
2018	27.315663	24.536908	-10.17%	70,561
2017	23.828209	27.315663	14.64%	77,839
2016	20.329238	23.828209	17.21%	71,443
2015	20.663681	20.329238	-1.62%	58,131
2014	20.925343	20.663681	-1.25%	69,918
2013	14.995904	20.925343	39.54%	101,906
2012	13.729701	14.995904	9.22%	7,449
2011	13.430999	13.729701	2.22%	5,435
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	18.782507	17.440522	-7.14%	15,490
2019	15.761202	18.782507	19.17%	49,310
2018	20.097675	15.761202	-21.58%	78,865
2017	20.407993	20.097675	-1.52%	96,118
2016	15.686697	20.407993	30.10%	140,460
2015	18.373675	15.686697	-14.62%	59,373
2014	18.365207	18.373675	0.05%	85,406
2013	13.020981	18.365207	41.04%	67,625
2012	10.953829	13.020981	18.87%	19,523
2011	12.248971	10.953829	-10.57%	16,256
123

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	7.286314	6.185359	-15.11%	0
2019	7.053201	7.286314	3.31%	202
2018	6.387850	7.053201	10.42%	13,542
2017	7.854802	6.387850	-18.68%	4,625
2016	7.433486	7.854802	5.67%	4,128
2015	6.640925	7.433486	11.93%	6,703
2014	5.470496	6.640925	21.40%	39,121
2013	5.709242	5.470496	-4.18%	1,961
2012	6.169182	5.709242	-7.46%	8,565
2011	6.525103	6.169182	-5.45%	3,615
Rydex Variable Trust - Technology Fund - Q/NQ
2020	37.720716	55.594392	47.38%	37,333
2019	27.333913	37.720716	38.00%	36,894
2018	28.101627	27.333913	-2.73%	36,528
2017	21.455327	28.101627	30.98%	44,390
2016	19.560336	21.455327	9.69%	30,853
2015	19.589840	19.560336	-0.15%	30,970
2014	17.992608	19.589840	8.88%	20,896
2013	13.457266	17.992608	33.70%	25,917
2012	12.169592	13.457266	10.58%	12,407
2011	13.571940	12.169592	-10.33%	9,157
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	10.633329	11.497406	8.13%	17,921
2019	9.511311	10.633329	11.80%	15,100
2018	10.170962	9.511311	-6.49%	22,333
2017	9.729879	10.170962	4.53%	12,968
2016	8.392179	9.729879	15.94%	12,980
2015	9.111462	8.392179	-7.89%	18,623
2014	8.991633	9.111462	1.33%	14,721
2013	7.751709	8.991633	16.00%	18,069
2012	7.486243	7.751709	3.55%	21,875
2011	8.856342	7.486243	-15.47%	14,364
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	33.300101	46.243436	38.87%	5,258
2019	27.585668	33.300101	20.72%	6,016
2018	34.943287	27.585668	-21.06%	12,499
2017	28.998985	34.943287	20.50%	19,025
2016	25.440472	28.998985	13.99%	20,359
2015	29.986697	25.440472	-15.16%	12,488
2014	24.727992	29.986697	21.27%	15,201
2013	16.623004	24.727992	48.76%	9,801
2012	14.316474	16.623004	16.11%	3,520
2011	16.310980	14.316474	-12.23%	5,256
124

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	23.087635	21.628993	-6.32%	19,631
2019	19.644552	23.087635	17.53%	30,408
2018	19.169380	19.644552	2.48%	43,438
2017	17.485106	19.169380	9.63%	21,687
2016	15.219317	17.485106	14.89%	29,462
2015	16.636749	15.219317	-8.52%	40,106
2014	13.708881	16.636749	21.36%	85,092
2013	12.217547	13.708881	12.21%	15,842
2012	12.235828	12.217547	-0.15%	22,081
2011	10.654862	12.235828	14.84%	20,533
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	5.566573	6.029776	8.32%	3,356
2019	5.924174	5.566573	-6.04%	3,407
2018	6.789341	5.924174	-12.74%	3,407
2017	5.762163	6.789341	17.83%	4,599
2016	6.391678	5.762163	-9.85%	4,599
2015	7.782247	6.391678	-17.87%	12,236
2014	10.092529	7.782247	-22.89%	5,612
2013	10.516346	10.092529	-4.03%	10,613
2012	10.567208	10.516346	-0.48%	14,985
2011	11.109946	10.567208	-4.89%	10,551
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	11.189499	11.864974	6.04%	77,552
2019	10.673026	11.189499	4.84%	91,812
2018	10.092795	10.673026	5.75%	66,787
2017	9.964683	10.092795	1.29%	64,702
2016	9.849893	9.964683	1.17%	68,286
2015	10.065685	9.849893	-2.14%	53,479
2014	10.054902	10.065685	0.11%	12,138
2013*	10.000000	10.054902	0.55%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.853291	5.708606	17.62%	178,424
2019	4.393299	4.853291	10.47%	78,437
2018	6.203414	4.393299	-29.18%	80,304
2017	6.390232	6.203414	-2.92%	87,613
2016	4.502740	6.390232	41.92%	91,290
2015	6.851397	4.502740	-34.28%	84,919
2014	8.576641	6.851397	-20.12%	68,386
2013	7.857497	8.576641	9.15%	48,585
2012	7.696585	7.857497	2.09%	13,436
2011*	10.000000	7.696585	-23.03%	5,722
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	12.192654	16.691317	36.90%	15,294
2019	8.898895	12.192654	37.01%	26,327
2018	10.803172	8.898895	-17.63%	4,677
2017*	10.000000	10.803172	8.03%	3,111
125

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.798159	10.497956	-2.78%	22,431
2019*	10.000000	10.798159	7.98%	0
126

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	13.326412	14.108081	5.87%	0
2019	11.634847	13.326412	14.54%	0
2018	12.831771	11.634847	-9.33%	0
2017	11.451910	12.831771	12.05%	0
2016	11.314480	11.451910	1.21%	0
2015	11.527320	11.314480	-1.85%	0
2014	11.106465	11.527320	3.79%	0
2013	9.857578	11.106465	12.67%	0
2012	8.973417	9.857578	9.85%	0
2011*	10.000000	8.973417	-10.27%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.103240	5.878596	-27.45%	0
2019	6.944784	8.103240	16.68%	0
2018	8.845248	6.944784	-21.49%	0
2017	9.204724	8.845248	-3.91%	0
2016	6.746130	9.204724	36.44%	0
2015	11.215988	6.746130	-39.85%	0
2014	10.342939	11.215988	8.44%	0
2013*	10.000000	10.342939	3.43%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	14.232633	15.066968	5.86%	0
2019	10.503336	14.232633	35.51%	0
2018	12.394667	10.503336	-15.26%	0
2017	10.235213	12.394667	21.10%	0
2016	9.781931	10.235213	4.63%	0
2015	10.229660	9.781931	-4.38%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	9.264126	9.834726	6.16%	0
2019	8.778944	9.264126	5.53%	0
2018	9.324210	8.778944	-5.85%	0
2017	9.280901	9.324210	0.47%	0
2016	9.174485	9.280901	1.16%	0
2015	9.707669	9.174485	-5.49%	0
2014	9.698211	9.707669	0.10%	0
2013	10.935856	9.698211	-11.32%	0
2012	10.510292	10.935856	4.05%	0
2011*	10.000000	10.510292	5.10%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	12.714786	13.775548	8.34%	0
2019	10.586158	12.714786	20.11%	0
2018	11.732601	10.586158	-9.77%	0
2017	10.048180	11.732601	16.76%	0
2016	9.136678	10.048180	9.98%	0
2015*	10.000000	9.136678	-8.63%	0
127

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	12.348654	12.082660	-2.15%	0
2019	10.031605	12.348654	23.10%	0
2018	11.397411	10.031605	-11.98%	0
2017	10.814875	11.397411	5.39%	0
2016	9.262781	10.814875	16.76%	0
2015*	10.000000	9.262781	-7.37%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	10.503383	10.596483	0.89%	0
2019	9.215685	10.503383	13.97%	0
2018	10.255673	9.215685	-10.14%	0
2017	9.394457	10.255673	9.17%	0
2016	9.340617	9.394457	0.58%	0
2015	9.815443	9.340617	-4.84%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	14.330441	17.967464	25.38%	0
2019	11.268128	14.330441	27.18%	0
2018	13.040058	11.268128	-13.59%	0
2017	10.711177	13.040058	21.74%	0
2016	10.852360	10.711177	-1.30%	0
2015	11.201848	10.852360	-3.12%	0
2014	11.346647	11.201848	-1.28%	0
2013*	10.000000	11.346647	13.47%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	11.381518	12.611530	10.81%	0
2019	9.689231	11.381518	17.47%	0
2018	10.547527	9.689231	-8.14%	0
2017	9.487160	10.547527	11.18%	0
2016	9.221718	9.487160	2.88%	0
2015	9.911859	9.221718	-6.96%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	12.419181	14.526493	16.97%	0
2019	10.883938	12.419181	14.11%	0
2018	12.155430	10.883938	-10.46%	0
2017	11.030953	12.155430	10.19%	0
2016	10.965600	11.030953	0.60%	0
2015	11.430912	10.965600	-4.07%	0
2014	11.573030	11.430912	-1.23%	0
2013	10.438409	11.573030	10.87%	0
2012	9.796712	10.438409	6.55%	0
2011	10.491392	9.796712	-6.62%	0
128

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	11.997269	12.537400	4.50%	0
2019	10.330063	11.997269	16.14%	0
2018	12.646282	10.330063	-18.32%	0
2017	11.343481	12.646282	11.49%	0
2016	10.160672	11.343481	11.64%	0
2015	10.756439	10.160672	-5.54%	0
2014*	10.000000	10.756439	7.56%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	4.504972	4.300676	-4.53%	0
2019	4.357567	4.504972	3.38%	0
2018	5.091371	4.357567	-14.41%	0
2017	5.175342	5.091371	-1.62%	0
2016	4.767386	5.175342	8.56%	0
2015	6.568703	4.767386	-27.42%	0
2014	8.168611	6.568703	-19.59%	0
2013	9.394968	8.168611	-13.05%	0
2012	9.903807	9.394968	-5.14%	0
2011	11.700255	9.903807	-15.35%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.059997	9.943022	-1.16%	0
2019	9.695502	10.059997	3.76%	0
2018	10.016016	9.695502	-3.20%	0
2017	9.991598	10.016016	0.24%	0
2016	9.463744	9.991598	5.58%	0
2015*	10.000000	9.463744	-5.36%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	12.425593	13.790621	10.99%	0
2019	10.865843	12.425593	14.35%	0
2018	11.882654	10.865843	-8.56%	0
2017	10.780109	11.882654	10.23%	0
2016	10.816868	10.780109	-0.34%	0
2015	11.169689	10.816868	-3.16%	0
2014	10.922114	11.169689	2.27%	0
2013	9.772423	10.922114	11.76%	0
2012	8.986272	9.772423	8.75%	0
2011*	10.000000	8.986272	-10.14%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	12.455533	12.846710	3.14%	0
2019	10.112668	12.455533	23.17%	0
2018	11.412496	10.112668	-11.39%	0
2017	10.454000	11.412496	9.17%	0
2016	9.164480	10.454000	14.07%	0
2015*	10.000000	9.164480	-8.36%	0
129

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	16.172447	22.496411	39.10%	0
2019	12.457200	16.172447	29.82%	0
2018	12.913921	12.457200	-3.54%	0
2017	9.884233	12.913921	30.65%	0
2016	10.143792	9.884233	-2.56%	0
2015*	10.000000	10.143792	1.44%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	10.715067	10.634489	-0.75%	0
2019	9.634769	10.715067	11.21%	0
2018	10.319017	9.634769	-6.63%	0
2017	9.959608	10.319017	3.61%	0
2016	9.001794	9.959608	10.64%	0
2015*	10.000000	9.001794	-9.98%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	10.317143	10.713109	3.84%	0
2019	9.621891	10.317143	7.23%	0
2018	10.219946	9.621891	-5.85%	0
2017	9.806031	10.219946	4.22%	0
2016	9.367756	9.806031	4.68%	0
2015	9.858340	9.367756	-4.98%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.425453	15.619829	8.28%	0
2019	12.420296	14.425453	16.14%	0
2018	14.189114	12.420296	-12.47%	0
2017	13.075394	14.189114	8.52%	0
2016	11.921200	13.075394	9.68%	0
2015	13.117752	11.921200	-9.12%	0
2014	13.162582	13.117752	-0.34%	0
2013	10.974686	13.162582	19.94%	0
2012	9.820785	10.974686	11.75%	0
2011	10.293078	9.820785	-4.59%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	11.653485	11.370510	-2.43%	0
2019	10.362192	11.653485	12.46%	0
2018	11.176658	10.362192	-7.29%	0
2017	10.515911	11.176658	6.28%	0
2016	9.516730	10.515911	10.50%	0
2015	10.566697	9.516730	-9.94%	0
2014	10.423618	10.566697	1.37%	0
2013*	10.000000	10.423618	4.24%	0
130

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	12.801441	11.850792	-7.43%	0
2019	10.622393	12.801441	20.51%	0
2018	12.349665	10.622393	-13.99%	0
2017	11.734622	12.349665	5.24%	0
2016	10.794653	11.734622	8.71%	0
2015	11.562126	10.794653	-6.64%	0
2014	11.287692	11.562126	2.43%	0
2013*	10.000000	11.287692	12.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.938903	8.204268	-8.22%	0
2019	9.042853	8.938903	-1.15%	0
2018	9.156379	9.042853	-1.24%	0
2017	9.269962	9.156379	-1.23%	0
2016	9.292608	9.269962	-0.24%	0
2015*	10.000000	9.292608	-7.07%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	10.488145	10.581086	0.89%	0
2019	9.669449	10.488145	8.47%	0
2018	10.432957	9.669449	-7.32%	0
2017	9.517760	10.432957	9.62%	0
2016	9.413070	9.517760	1.11%	0
2015	10.314296	9.413070	-8.74%	0
2014	10.240239	10.314296	0.72%	0
2013*	10.000000	10.240239	2.40%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	8.918282	8.674863	-2.73%	0
2019	9.036082	8.918282	-1.30%	0
2018	9.200928	9.036082	-1.79%	0
2017	9.376726	9.200928	-1.87%	0
2016	9.583796	9.376726	-2.16%	0
2015	9.946612	9.583796	-3.65%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	5.325921	5.294856	-0.58%	0
2019	5.082493	5.325921	4.79%	0
2018	5.766658	5.082493	-11.86%	0
2017	5.473846	5.766658	5.35%	0
2016	6.627003	5.473846	-17.40%	0
2015	6.946521	6.627003	-4.60%	0
2014	6.395849	6.946521	8.61%	0
2013	6.433906	6.395849	-0.59%	0
2012	7.478273	6.433906	-13.97%	0
2011	8.445621	7.478273	-11.45%	0
131

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	9.050462	9.202181	1.68%	0
2019	8.849901	9.050462	2.27%	0
2018	10.491954	8.849901	-15.65%	0
2017	9.426452	10.491954	11.30%	0
2016	9.663859	9.426452	-2.46%	0
2015	9.848912	9.663859	-1.88%	0
2014	9.887664	9.848912	-0.39%	0
2013	8.687284	9.887664	13.82%	0
2012	8.585485	8.687284	1.19%	0
2011	9.481843	8.585485	-9.45%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	6.859425	7.137845	4.06%	0
2019	6.740934	6.859425	1.76%	0
2018	7.329771	6.740934	-8.03%	0
2017	7.295511	7.329771	0.47%	0
2016	7.564850	7.295511	-3.56%	0
2015	7.665149	7.564850	-1.31%	0
2014	7.558186	7.665149	1.42%	0
2013	7.673135	7.558186	-1.50%	0
2012	7.746882	7.673135	-0.95%	0
2011	7.732622	7.746882	0.18%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	10.274795	9.956951	-3.09%	0
2019	9.854189	10.274795	4.27%	0
2018	10.253694	9.854189	-3.90%	0
2017	10.226699	10.253694	0.26%	0
2016	9.720547	10.226699	5.21%	0
2015	9.958991	9.720547	-2.39%	0
2014	10.038570	9.958991	-0.79%	0
2013*	10.000000	10.038570	0.39%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	10.961181	11.682542	6.58%	0
2019	9.846392	10.961181	11.32%	0
2018	10.894411	9.846392	-9.62%	0
2017	10.235555	10.894411	6.44%	0
2016	9.471350	10.235555	8.07%	0
2015	10.224371	9.471350	-7.36%	0
2014	9.981514	10.224371	2.43%	0
2013*	10.000000	9.981514	-0.18%	0
132

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	15.322792	18.906878	23.39%	0
2019	12.029208	15.322792	27.38%	0
2018	14.336684	12.029208	-16.09%	0
2017	10.852213	14.336684	32.11%	0
2016	11.216073	10.852213	-3.24%	0
2015	11.164918	11.216073	0.46%	0
2014	11.290024	11.164918	-1.11%	0
2013*	10.000000	11.290024	12.90%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	12.385786	13.667472	10.35%	0
2019	10.496110	12.385786	18.00%	0
2018	11.457053	10.496110	-8.39%	0
2017	9.995869	11.457053	14.62%	0
2016	10.586693	9.995869	-5.58%	0
2015	11.920490	10.586693	-11.19%	0
2014	12.985749	11.920490	-8.20%	0
2013	10.709483	12.985749	21.25%	0
2012	9.274386	10.709483	15.47%	0
2011	10.313800	9.274386	-10.08%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.114634	8.719322	-4.34%	0
2019	7.961800	9.114634	14.48%	0
2018	10.090705	7.961800	-21.10%	0
2017	8.145700	10.090705	23.88%	0
2016	6.959282	8.145700	17.05%	0
2015	8.984054	6.959282	-22.54%	0
2014	9.722455	8.984054	-7.59%	0
2013*	10.000000	9.722455	-2.78%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	10.356249	10.749692	3.80%	0
2019	9.373869	10.356249	10.48%	0
2018	10.095852	9.373869	-7.15%	0
2017	9.608200	10.095852	5.08%	0
2016	8.594726	9.608200	11.79%	0
2015	9.443833	8.594726	-8.99%	0
2014	9.895371	9.443833	-4.56%	0
2013*	10.000000	9.895371	-1.05%	0
133

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	11.178188	11.480051	2.70%	0
2019	10.092392	11.178188	10.76%	0
2018	10.942668	10.092392	-7.77%	0
2017	10.210832	10.942668	7.17%	0
2016	9.941890	10.210832	2.71%	0
2015	10.522066	9.941890	-5.51%	0
2014	10.416267	10.522066	1.02%	0
2013	9.903451	10.416267	5.18%	0
2012	9.354429	9.903451	5.87%	0
2011*	10.000000	9.354429	-6.46%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	11.139992	11.391904	2.26%	0
2019	10.069510	11.139992	10.63%	0
2018	11.181223	10.069510	-9.94%	0
2017	10.528646	11.181223	6.20%	0
2016	9.824931	10.528646	7.16%	0
2015	10.259911	9.824931	-4.24%	0
2014	10.290741	10.259911	-0.30%	0
2013	11.639267	10.290741	-11.59%	0
2012	10.190761	11.639267	14.21%	0
2011*	10.000000	10.190761	1.91%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.751191	11.223270	-4.49%	0
2019	9.484089	11.751191	23.90%	0
2018	10.627763	9.484089	-10.76%	0
2017	9.744354	10.627763	9.07%	0
2016	8.746076	9.744354	11.41%	0
2015	10.481450	8.746076	-16.56%	0
2014*	10.000000	10.481450	4.81%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	11.688384	9.643777	-17.49%	0
2019	10.217477	11.688384	14.40%	0
2018	11.488422	10.217477	-11.06%	0
2017	10.805891	11.488422	6.32%	0
2016	10.812833	10.805891	-0.06%	0
2015	11.319348	10.812833	-4.47%	0
2014	10.260185	11.319348	10.32%	0
2013	10.316726	10.260185	-0.55%	0
2012	8.193830	10.316726	25.91%	0
2011*	10.000000	8.193830	-18.06%	0
134

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	11.513194	12.366461	7.41%	0
2019	10.091091	11.513194	14.09%	0
2018	11.157644	10.091091	-9.56%	0
2017	9.928388	11.157644	12.38%	0
2016	9.711583	9.928388	2.23%	0
2015	10.722538	9.711583	-9.43%	0
2014	10.849047	10.722538	-1.17%	0
2013	9.672323	10.849047	12.17%	0
2012	8.779921	9.672323	10.16%	0
2011*	10.000000	8.779921	-12.20%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.932460	20.353440	46.09%	0
2019	10.823766	13.932460	28.72%	0
2018	13.407225	10.823766	-19.27%	0
2017	11.020495	13.407225	21.66%	0
2016	11.660327	11.020495	-5.49%	0
2015	12.112753	11.660327	-3.74%	0
2014	12.671682	12.112753	-4.41%	0
2013	10.800460	12.671682	17.33%	0
2012	9.649167	10.800460	11.93%	0
2011	11.017705	9.649167	-12.42%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	15.690608	17.028353	8.53%	0
2019	13.406308	15.690608	17.04%	0
2018	14.562813	13.406308	-7.94%	0
2017	12.977649	14.562813	12.21%	0
2016	12.285928	12.977649	5.63%	0
2015	12.555431	12.285928	-2.15%	0
2014	12.341225	12.555431	1.74%	0
2013	10.330451	12.341225	19.46%	0
2012	9.213613	10.330451	12.12%	0
2011*	10.000000	9.213613	-7.86%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	9.732332	9.813508	0.83%	0
2019	9.200105	9.732332	5.79%	0
2018	9.724136	9.200105	-5.39%	0
2017	9.436834	9.724136	3.04%	0
2016	8.962856	9.436834	5.29%	0
2015	9.524940	8.962856	-5.90%	0
2014	9.462179	9.524940	0.66%	0
2013*	10.000000	9.462179	-5.38%	0
135

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	16.099764	17.215988	6.93%	0
2019	12.849093	16.099764	25.30%	0
2018	13.262998	12.849093	-3.12%	0
2017	11.355386	13.262998	16.80%	0
2016	10.519502	11.355386	7.95%	0
2015	10.755464	10.519502	-2.19%	0
2014*	10.000000	10.755464	7.55%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.596016	18.101335	9.07%	0
2019	13.816402	16.596016	20.12%	0
2018	15.978056	13.816402	-13.53%	0
2017	13.762730	15.978056	16.10%	0
2016	13.105655	13.762730	5.01%	0
2015	13.766457	13.105655	-4.80%	0
2014	13.595537	13.766457	1.26%	0
2013	10.836230	13.595537	25.46%	0
2012	9.628374	10.836230	12.54%	0
2011	10.612818	9.628374	-9.28%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.083122	13.904783	6.28%	0
2019	11.621359	13.083122	12.58%	0
2018	12.792797	11.621359	-9.16%	0
2017	11.781033	12.792797	8.59%	0
2016	11.457032	11.781033	2.83%	0
2015	11.950204	11.457032	-4.13%	0
2014	11.824373	11.950204	1.06%	0
2013	10.642644	11.824373	11.10%	0
2012	9.889998	10.642644	7.61%	0
2011	10.344856	9.889998	-4.40%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.864169	16.055061	8.01%	0
2019	12.757457	14.864169	16.51%	0
2018	14.338002	12.757457	-11.02%	0
2017	12.775936	14.338002	12.23%	0
2016	12.284079	12.775936	4.00%	0
2015	12.847852	12.284079	-4.39%	0
2014	12.664006	12.847852	1.45%	0
2013	10.778937	12.664006	17.49%	0
2012	9.789069	10.778937	10.11%	0
2011	10.462333	9.789069	-6.44%	0
136

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	10.771937	11.230603	4.26%	0
2019	10.044684	10.771937	7.24%	0
2018	10.645189	10.044684	-5.64%	0
2017	10.328058	10.645189	3.07%	0
2016	10.187588	10.328058	1.38%	0
2015	10.591262	10.187588	-3.81%	0
2014	10.577180	10.591262	0.13%	0
2013	10.402420	10.577180	1.68%	0
2012	9.987131	10.402420	4.16%	0
2011	10.162452	9.987131	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	10.656427	10.846708	1.79%	0
2019	9.659236	10.656427	10.32%	0
2018	10.721951	9.659236	-9.91%	0
2017	9.640400	10.721951	11.22%	0
2016	9.424250	9.640400	2.29%	0
2015	10.162179	9.424250	-7.26%	0
2014	10.255523	10.162179	-0.91%	0
2013*	10.000000	10.255523	2.56%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.022716	11.467104	4.03%	0
2019	9.855991	11.022716	11.84%	0
2018	10.947509	9.855991	-9.97%	0
2017	9.590385	10.947509	14.15%	0
2016	9.317481	9.590385	2.93%	0
2015	10.108613	9.317481	-7.83%	0
2014	10.327369	10.108613	-2.12%	0
2013*	10.000000	10.327369	3.27%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.987637	15.002948	7.26%	0
2019	12.218136	13.987637	14.48%	0
2018	13.573220	12.218136	-9.98%	0
2017	12.289380	13.573220	10.45%	0
2016	11.880745	12.289380	3.44%	0
2015	12.392971	11.880745	-4.13%	0
2014	12.230503	12.392971	1.33%	0
2013	10.714066	12.230503	14.15%	0
2012	9.840370	10.714066	8.88%	0
2011	10.397040	9.840370	-5.35%	0
137

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.576415	16.944083	8.78%	0
2019	13.151035	15.576415	18.44%	0
2018	14.999800	13.151035	-12.33%	0
2017	13.109364	14.999800	14.42%	0
2016	12.573101	13.109364	4.27%	0
2015	13.174048	12.573101	-4.56%	0
2014	13.002402	13.174048	1.32%	0
2013	10.797022	13.002402	20.43%	0
2012	9.724779	10.797022	11.03%	0
2011	10.527089	9.724779	-7.62%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.345061	13.045631	5.67%	0
2019	11.145904	12.345061	10.76%	0
2018	12.079949	11.145904	-7.73%	0
2017	11.343852	12.079949	6.49%	0
2016	11.043364	11.343852	2.72%	0
2015	11.519417	11.043364	-4.13%	0
2014	11.421685	11.519417	0.86%	0
2013	10.596167	11.421685	7.79%	0
2012	9.937830	10.596167	6.62%	0
2011	10.282836	9.937830	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	9.794632	10.174067	3.87%	0
2019	9.324952	9.794632	5.04%	0
2018	9.660131	9.324952	-3.47%	0
2017	9.666614	9.660131	-0.07%	0
2016	9.754372	9.666614	-0.90%	0
2015	10.052195	9.754372	-2.96%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.705760	17.06%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	9.989371	10.554812	5.66%	0
2019	9.406486	9.989371	6.20%	0
2018	9.852309	9.406486	-4.53%	0
2017	9.797539	9.852309	0.56%	0
2016	9.783718	9.797539	0.14%	0
2015	10.149231	9.783718	-3.60%	0
2014	9.986412	10.149231	1.63%	0
2013	10.521498	9.986412	-5.09%	0
2012	10.137355	10.521498	3.79%	0
2011*	10.000000	10.137355	1.37%	0
138

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	10.591286	11.627626	9.78%	0
2019	8.890184	10.591286	19.13%	0
2018	11.111805	8.890184	-19.99%	0
2017	8.102921	11.111805	37.13%	0
2016	7.762354	8.102921	4.39%	0
2015	9.536353	7.762354	-18.60%	0
2014*	10.000000	9.536353	-4.64%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	10.971586	11.270972	2.73%	0
2019	9.867914	10.971586	11.18%	0
2018	10.500298	9.867914	-6.02%	0
2017	10.149442	10.500298	3.46%	0
2016	9.174407	10.149442	10.63%	0
2015	9.721451	9.174407	-5.63%	0
2014*	10.000000	9.721451	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	9.358128	9.619666	2.79%	0
2019	9.087653	9.358128	2.98%	0
2018	9.384514	9.087653	-3.16%	0
2017	9.486174	9.384514	-1.07%	0
2016	9.716733	9.486174	-2.37%	0
2015	10.038531	9.716733	-3.21%	0
2014*	10.000000	10.038531	0.39%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	7.497760	7.278619	-2.92%	0
2019	7.621209	7.497760	-1.62%	0
2018	7.777915	7.621209	-2.01%	0
2017	8.008752	7.777915	-2.88%	0
2016	8.264084	8.008752	-3.09%	0
2015	8.528462	8.264084	-3.10%	0
2014	8.801300	8.528462	-3.10%	0
2013	9.082870	8.801300	-3.10%	0
2012	9.374250	9.082870	-3.11%	0
2011	9.673308	9.374250	-3.09%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	10.864034	11.320388	4.20%	0
2019	9.207198	10.864034	18.00%	0
2018	11.026220	9.207198	-16.50%	0
2017	9.110559	11.026220	21.03%	0
2016	9.315234	9.110559	-2.20%	0
2015	9.706463	9.315234	-4.03%	0
139

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	12.642597	13.820823	9.32%	0
2019	10.544544	12.642597	19.90%	0
2018	11.941319	10.544544	-11.70%	0
2017	10.404600	11.941319	14.77%	0
2016	9.807889	10.404600	6.08%	0
2015	10.223750	9.807889	-4.07%	0
2014*	10.000000	10.223750	2.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	11.198730	11.872352	6.02%	0
2019	10.019788	11.198730	11.77%	0
2018	10.869313	10.019788	-7.82%	0
2017	10.092599	10.869313	7.70%	0
2016	9.797078	10.092599	3.02%	0
2015	10.128119	9.797078	-3.27%	0
2014*	10.000000	10.128119	1.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	12.031962	13.013685	8.16%	0
2019	10.352483	12.031962	16.22%	0
2018	11.424906	10.352483	-9.39%	0
2017	10.268637	11.424906	11.26%	0
2016	9.835033	10.268637	4.41%	0
2015	10.203989	9.835033	-3.62%	0
2014*	10.000000	10.203989	2.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	10.185897	10.532969	3.41%	0
2019	9.596859	10.185897	6.14%	0
2018	10.087529	9.596859	-4.86%	0
2017	9.849584	10.087529	2.42%	0
2016	9.748152	9.849584	1.04%	0
2015	10.033459	9.748152	-2.84%	0
2014*	10.000000	10.033459	0.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	10.797022	10.939438	1.32%	0
2019	9.860684	10.797022	9.50%	0
2018	10.784696	9.860684	-8.57%	0
2017	9.759323	10.784696	10.51%	0
2016	9.526872	9.759323	2.44%	0
2015	10.161045	9.526872	-6.24%	0
2014	10.234786	10.161045	-0.72%	0
2013*	10.000000	10.234786	2.35%	0
140

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.283422	11.625545	3.03%	0
2019	10.103708	11.283422	11.68%	0
2018	11.100933	10.103708	-8.98%	0
2017	9.793654	11.100933	13.35%	0
2016	9.449261	9.793654	3.64%	0
2015	10.153183	9.449261	-6.93%	0
2014	10.299468	10.153183	-1.42%	0
2013*	10.000000	10.299468	2.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	11.660415	12.467838	6.92%	0
2019	10.219871	11.660415	14.10%	0
2018	11.183993	10.219871	-8.62%	0
2017	10.219614	11.183993	9.44%	0
2016	9.842558	10.219614	3.83%	0
2015	10.191570	9.842558	-3.42%	0
2014*	10.000000	10.191570	1.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	12.302507	13.390896	8.85%	0
2019	10.421261	12.302507	18.05%	0
2018	11.657385	10.421261	-10.60%	0
2017	10.309626	11.657385	13.07%	0
2016	9.806731	10.309626	5.13%	0
2015	10.194904	9.806731	-3.81%	0
2014*	10.000000	10.194904	1.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	10.903872	11.469554	5.19%	0
2019	9.915715	10.903872	9.97%	0
2018	10.631525	9.915715	-6.73%	0
2017	10.045319	10.631525	5.84%	0
2016	9.806490	10.045319	2.44%	0
2015	10.123340	9.806490	-3.13%	0
2014*	10.000000	10.123340	1.23%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	22.936100	28.874407	25.89%	0
2019	18.176916	22.936100	26.18%	0
2018	19.412332	18.176916	-6.36%	0
2017	15.422975	19.412332	25.87%	0
2016	15.604440	15.422975	-1.16%	0
2015	15.614976	15.604440	-0.07%	0
2014	14.629812	15.614976	6.73%	0
2013	11.232143	14.629812	30.25%	0
2012	9.981272	11.232143	12.53%	0
2011	10.643999	9.981272	-6.23%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.738208	17.38%	0
141

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	13.042920	14.296158	9.61%	0
2019	10.712288	13.042920	21.76%	0
2018	12.477588	10.712288	-14.15%	0
2017	11.120738	12.477588	12.20%	0
2016	9.539834	11.120738	16.57%	0
2015	10.101044	9.539834	-5.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.248107	19.395669	-4.21%	0
2019	16.872377	20.248107	20.01%	0
2018	20.053663	16.872377	-15.86%	0
2017	18.177613	20.053663	10.32%	0
2016	15.950998	18.177613	13.96%	0
2015	16.950516	15.950998	-5.90%	0
2014	14.948450	16.950516	13.39%	0
2013	11.369872	14.948450	31.47%	0
2012	10.085854	11.369872	12.73%	0
2011	10.655251	10.085854	-5.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	15.864694	21.659034	36.52%	0
2019	12.063847	15.864694	31.51%	0
2018	13.526214	12.063847	-10.81%	0
2017	11.172692	13.526214	21.06%	0
2016	10.645065	11.172692	4.96%	0
2015	10.903228	10.645065	-2.37%	0
2014*	10.000000	10.903228	9.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	11.564616	11.783528	1.89%	0
2019	10.028978	11.564616	15.31%	0
2018	12.465126	10.028978	-19.54%	0
2017	11.793818	12.465126	5.69%	0
2016	9.663844	11.793818	22.04%	0
2015	10.612212	9.663844	-8.94%	0
2014*	10.000000	10.612212	6.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	13.239821	15.740440	18.89%	0
2019	10.874275	13.239821	21.75%	0
2018	12.847551	10.874275	-15.36%	0
2017	11.681733	12.847551	9.98%	0
2016	9.813623	11.681733	19.04%	0
2015	10.296002	9.813623	-4.69%	0
2014*	10.000000	10.296002	2.96%	0
142

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	13.165912	12.030613	-8.62%	0
2019	10.415865	13.165912	26.40%	0
2018	11.205719	10.415865	-7.05%	0
2017	10.893846	11.205719	2.86%	0
2016	10.488431	10.893846	3.87%	0
2015	11.473470	10.488431	-8.59%	0
2014	9.206582	11.473470	24.62%	0
2013*	10.000000	9.206582	-7.93%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	14.801006	16.951587	14.53%	0
2019	11.645949	14.801006	27.09%	0
2018	12.602775	11.645949	-7.59%	0
2017	10.700775	12.602775	17.77%	0
2016	9.888590	10.700775	8.21%	0
2015	10.087615	9.888590	-1.97%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	8.668155	8.637313	-0.36%	0
2019	8.594183	8.668155	0.86%	0
2018	8.798494	8.594183	-2.32%	0
2017	8.938044	8.798494	-1.56%	0
2016	8.998972	8.938044	-0.68%	0
2015	9.318664	8.998972	-3.43%	0
2014	9.569524	9.318664	-2.62%	0
2013	9.865278	9.569524	-3.00%	0
2012	9.835164	9.865278	0.31%	0
2011*	10.000000	9.835164	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	12.656265	14.633249	15.62%	0
2019	10.452206	12.656265	21.09%	0
2018	12.169083	10.452206	-14.11%	0
2017	10.997624	12.169083	10.65%	0
2016	9.388850	10.997624	17.13%	0
2015	10.186596	9.388850	-7.83%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	22.563185	35.091854	55.53%	0
2019	17.016427	22.563185	32.60%	0
2018	18.896012	17.016427	-9.95%	0
2017	15.290254	18.896012	23.58%	0
2016	14.877137	15.290254	2.78%	0
2015	15.406442	14.877137	-3.44%	0
2014	15.329207	15.406442	0.50%	0
2013	11.413141	15.329207	34.31%	0
2012	10.274485	11.413141	11.08%	0
2011	11.096472	10.274485	-7.41%	0
143

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	9.251649	9.705207	4.90%	0
2019	8.283571	9.251649	11.69%	0
2018	9.172248	8.283571	-9.69%	0
2017	8.872034	9.172248	3.38%	0
2016	9.214475	8.872034	-3.72%	0
2015	10.016188	9.214475	-8.00%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	9.779467	9.969142	1.94%	0
2019	8.783888	9.779467	11.33%	0
2018	9.922969	8.783888	-11.48%	0
2017	9.279083	9.922969	6.94%	0
2016	8.767169	9.279083	5.84%	0
2015	9.765713	8.767169	-10.22%	0
2014	10.108097	9.765713	-3.39%	0
2013*	10.000000	10.108097	1.08%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	8.733509	8.667696	-0.75%	0
2019	8.754275	8.733509	-0.24%	0
2018	9.620805	8.754275	-9.01%	0
2017	9.650877	9.620805	-0.31%	0
2016	8.798028	9.650877	9.69%	0
2015	9.380608	8.798028	-6.21%	0
2014	9.546859	9.380608	-1.74%	0
2013*	10.000000	9.546859	-4.53%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.382447	10.856211	4.56%	0
2019	9.588527	10.382447	8.28%	0
2018	10.467202	9.588527	-8.39%	0
2017	9.526510	10.467202	9.87%	0
2016	8.706738	9.526510	9.42%	0
2015	9.894538	8.706738	-12.00%	0
2014	10.164871	9.894538	-2.66%	0
2013	10.478620	10.164871	-2.99%	0
2012	9.419805	10.478620	11.24%	0
2011*	10.000000	9.419805	-5.80%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.120220	5.022414	-1.91%	0
2019	4.745362	5.120220	7.90%	0
2018	5.708922	4.745362	-16.88%	0
2017	5.772905	5.708922	-1.11%	0
2016	5.185838	5.772905	11.32%	0
2015	7.199665	5.185838	-27.97%	0
2014	9.130287	7.199665	-21.15%	0
2013	11.048258	9.130287	-17.36%	0
2012	10.846757	11.048258	1.86%	0
2011	12.106277	10.846757	-10.40%	0
144

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	9.630364	9.770015	1.45%	0
2019	9.480224	9.630364	1.58%	0
2018	9.695387	9.480224	-2.22%	0
2017	9.536836	9.695387	1.66%	0
2016	9.405347	9.536836	1.40%	0
2015	9.882922	9.405347	-4.83%	0
2014	9.907484	9.882922	-0.25%	0
2013*	10.000000	9.907484	-0.93%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.313906	12.717291	3.28%	0
2019	11.083796	12.313906	11.10%	0
2018	12.020386	11.083796	-7.79%	0
2017	11.298816	12.020386	6.39%	0
2016	10.298526	11.298816	9.71%	0
2015	10.885459	10.298526	-5.39%	0
2014	11.078100	10.885459	-1.74%	0
2013	12.298505	11.078100	-9.92%	0
2012	10.778085	12.298505	14.11%	0
2011	10.471595	10.778085	2.93%	0
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	9.534079	10.162824	6.59%	0
2019	9.280468	9.534079	2.73%	0
2018	10.008393	9.280468	-7.27%	0
2017	9.516759	10.008393	5.17%	0
2016	9.447899	9.516759	0.73%	0
2015	10.170579	9.447899	-7.11%	0
2014	10.274178	10.170579	-1.01%	0
2013	11.596241	10.274178	-11.40%	0
2012	11.199627	11.596241	3.54%	0
2011	10.755052	11.199627	4.13%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	13.274393	13.584902	2.34%	0
2019	11.952531	13.274393	11.06%	0
2018	12.686119	11.952531	-5.78%	0
2017	12.290145	12.686119	3.22%	0
2016	11.287747	12.290145	8.88%	0
2015	11.858654	11.287747	-4.81%	0
2014	11.854812	11.858654	0.03%	0
2013	11.582031	11.854812	2.36%	0
2012	10.467690	11.582031	10.65%	0
2011	10.463293	10.467690	0.04%	0
145

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	9.398365	10.078025	7.23%	0
2019	9.071511	9.398365	3.60%	0
2018	9.760955	9.071511	-7.06%	0
2017	9.095934	9.760955	7.31%	0
2016	9.121293	9.095934	-0.28%	0
2015	10.140739	9.121293	-10.05%	0
2014	10.433751	10.140739	-2.81%	0
2013	11.524353	10.433751	-9.46%	0
2012	11.302647	11.524353	1.96%	0
2011	10.757826	11.302647	5.06%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	8.583540	8.557792	-0.30%	0
2019	8.523695	8.583540	0.70%	0
2018	8.777092	8.523695	-2.89%	0
2017	8.945096	8.777092	-1.88%	0
2016	9.111563	8.945096	-1.83%	0
2015	9.383470	9.111563	-2.90%	0
2014	9.611738	9.383470	-2.37%	0
2013	9.942315	9.611738	-3.32%	0
2012	9.703294	9.942315	2.46%	0
2011*	10.000000	9.703294	-2.97%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	9.958243	10.472745	5.17%	0
2019	9.493836	9.958243	4.89%	0
2018	9.861875	9.493836	-3.73%	0
2017	9.708822	9.861875	1.58%	0
2016	9.766249	9.708822	-0.59%	0
2015	10.044981	9.766249	-2.77%	0
2014	9.951610	10.044981	0.94%	0
2013	10.485251	9.951610	-5.09%	0
2012	9.882690	10.485251	6.10%	0
2011*	10.000000	9.882690	-1.17%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	13.020172	12.865956	-1.18%	0
2019	11.757232	13.020172	10.74%	0
2018	12.636726	11.757232	-6.96%	0
2017	12.184637	12.636726	3.71%	0
2016	11.050440	12.184637	10.26%	0
2015	11.908355	11.050440	-7.20%	0
2014	12.325820	11.908355	-3.39%	0
2013	11.377016	12.325820	8.34%	0
2012	10.149041	11.377016	12.10%	0
2011	10.689931	10.149041	-5.06%	0
146

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	9.834959	12.918076	31.35%	0
2019	8.035730	9.834959	22.39%	0
2018	10.189221	8.035730	-21.13%	0
2017	7.912511	10.189221	28.77%	0
2016	8.112999	7.912511	-2.47%	0
2015	9.239393	8.112999	-12.19%	0
2014	9.687046	9.239393	-4.62%	0
2013	8.695063	9.687046	11.41%	0
2012	7.771180	8.695063	11.89%	0
2011	10.985197	7.771180	-29.26%	0
ProFunds - ProFund VP Banks - Q/NQ
2020	18.243246	14.987748	-17.84%	0
2019	13.799751	18.243246	32.20%	0
2018	17.348953	13.799751	-20.46%	0
2017	15.181830	17.348953	14.27%	0
2016	12.713113	15.181830	19.42%	0
2015	13.176949	12.713113	-3.52%	0
2014	12.320043	13.176949	6.96%	0
2013	9.526716	12.320043	29.32%	0
2012	7.370159	9.526716	29.26%	0
2011*	10.000000	7.370159	-26.30%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	9.412550	10.624299	12.87%	0
2019	8.251640	9.412550	14.07%	0
2018	10.343892	8.251640	-20.23%	0
2017	8.680833	10.343892	19.16%	0
2016	7.559884	8.680833	14.83%	0
2015	9.063841	7.559884	-16.59%	0
2014	9.198809	9.063841	-1.47%	0
2013	8.015594	9.198809	14.76%	0
2012	7.625564	8.015594	5.11%	0
2011*	10.000000	7.625564	-23.74%	0
ProFunds - ProFund VP Bear - Q/NQ
2020	1.737691	1.252472	-27.92%	0
2019	2.327359	1.737691	-25.34%	0
2018	2.308633	2.327359	0.81%	0
2017	2.904079	2.308633	-20.50%	0
2016	3.446686	2.904079	-15.74%	0
2015	3.741170	3.446686	-7.87%	0
2014	4.502424	3.741170	-16.91%	0
2013	6.326283	4.502424	-28.83%	0
2012	7.828553	6.326283	-19.19%	0
2011	8.866130	7.828553	-11.70%	0
147

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	25.653388	28.680613	11.80%	0
2019	22.733120	25.653388	12.85%	0
2018	25.162943	22.733120	-9.66%	0
2017	21.188948	25.162943	18.76%	0
2016	25.869324	21.188948	-18.09%	0
2015	25.844098	25.869324	0.10%	0
2014	20.558824	25.844098	25.71%	0
2013	12.597151	20.558824	63.20%	0
2012	9.239648	12.597151	36.34%	0
2011*	10.000000	9.239648	-7.60%	0
ProFunds - ProFund VP Bull - Q/NQ
2020	20.030808	22.522002	12.44%	0
2019	16.039170	20.030808	24.89%	0
2018	17.639739	16.039170	-9.07%	0
2017	15.252142	17.639739	15.65%	0
2016	14.352185	15.252142	6.27%	0
2015	14.879526	14.352185	-3.54%	0
2014	13.775668	14.879526	8.01%	0
2013	10.956047	13.775668	25.74%	0
2012	9.928403	10.956047	10.35%	0
2011	10.245296	9.928403	-3.09%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	15.943284	20.246698	26.99%	0
2019	13.000150	15.943284	22.64%	0
2018	15.750091	13.000150	-17.46%	0
2017	14.125779	15.750091	11.50%	0
2016	14.077595	14.125779	0.34%	0
2015	13.947272	14.077595	0.93%	0
2014	13.057958	13.947272	6.81%	0
2013	10.490706	13.057958	24.47%	0
2012	9.766504	10.490706	7.42%	0
2011*	10.000000	9.766504	-2.33%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	23.009198	28.616393	24.37%	0
2019	19.051169	23.009198	20.78%	0
2018	19.543923	19.051169	-2.52%	0
2017	17.037773	19.543923	14.71%	0
2016	16.874997	17.037773	0.96%	0
2015	16.634767	16.874997	1.44%	0
2014	15.264822	16.634767	8.97%	0
2013	11.262574	15.264822	35.54%	0
2012	9.519775	11.262574	18.31%	0
2011*	10.000000	9.519775	-4.80%	0
148

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	8.154327	10.013050	22.79%	0
2019	6.773635	8.154327	20.38%	0
2018	8.251670	6.773635	-17.91%	0
2017	6.389573	8.251670	29.14%	0
2016	5.939452	6.389573	7.58%	0
2015	7.417621	5.939452	-19.93%	0
2014	7.926162	7.417621	-6.42%	0
2013	8.741283	7.926162	-9.32%	0
2012	8.465470	8.741283	3.26%	0
2011	10.879732	8.465470	-22.19%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	10.828449	9.523821	-12.05%	0
2019	9.487277	10.828449	14.14%	0
2018	11.403977	9.487277	-16.81%	0
2017	9.829997	11.403977	16.01%	0
2016	9.408873	9.829997	4.48%	0
2015	10.895278	9.408873	-13.64%	0
2014	12.308334	10.895278	-11.48%	0
2013	10.442644	12.308334	17.87%	0
2012	9.243392	10.442644	12.97%	0
2011	10.468940	9.243392	-11.71%	0
ProFunds - ProFund VP Financials - Q/NQ
2020	18.515717	17.623997	-4.82%	0
2019	14.667882	18.515717	26.23%	0
2018	16.902799	14.667882	-13.22%	0
2017	14.757508	16.902799	14.54%	0
2016	13.205266	14.757508	11.75%	0
2015	13.834531	13.205266	-4.55%	0
2014	12.643829	13.834531	9.42%	0
2013	9.879126	12.643829	27.99%	0
2012	8.174256	9.879126	20.86%	0
2011*	10.000000	8.174256	-18.26%	0
ProFunds - ProFund VP Health Care - Q/NQ
2020	22.730830	25.206016	10.89%	0
2019	19.651372	22.730830	15.67%	0
2018	19.422203	19.651372	1.18%	0
2017	16.574605	19.422203	17.18%	0
2016	17.825984	16.574605	-7.02%	0
2015	17.516404	17.825984	1.77%	0
2014	14.613324	17.516404	19.87%	0
2013	10.790445	14.613324	35.43%	0
2012	9.485402	10.790445	13.76%	0
2011*	10.000000	9.485402	-5.15%	0
149

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2020	17.917175	20.271668	13.14%	0
2019	14.169581	17.917175	26.45%	0
2018	16.765946	14.169581	-15.49%	0
2017	14.134697	16.765946	18.62%	0
2016	12.408360	14.134697	13.91%	0
2015	13.258877	12.408360	-6.41%	0
2014	12.960272	13.258877	2.30%	0
2013	9.678563	12.960272	33.91%	0
2012	8.625987	9.678563	12.20%	0
2011*	10.000000	8.625987	-13.74%	0
ProFunds - ProFund VP International - Q/NQ
2020	10.308490	10.478113	1.65%	0
2019	8.919440	10.308490	15.57%	0
2018	10.928886	8.919440	-18.39%	0
2017	9.259204	10.928886	18.03%	0
2016	9.643856	9.259204	-3.99%	0
2015	10.315896	9.643856	-6.51%	0
2014	11.585405	10.315896	-10.96%	0
2013	10.005556	11.585405	15.79%	0
2012	8.907126	10.005556	12.33%	0
2011	10.730478	8.907126	-16.99%	0
ProFunds - ProFund VP Internet - Q/NQ
2020	25.537551	37.323316	46.15%	0
2019	22.328005	25.537551	14.37%	0
2018	21.962930	22.328005	1.66%	0
2017	16.657808	21.962930	31.85%	0
2016	16.288567	16.657808	2.27%	0
2015	13.966913	16.288567	16.62%	0
2014	14.253948	13.966913	-2.01%	0
2013	9.695861	14.253948	47.01%	0
2012	8.355369	9.695861	16.04%	0
2011*	10.000000	8.355369	-16.45%	0
ProFunds - ProFund VP Japan - Q/NQ
2020	13.581210	15.257223	12.34%	0
2019	11.679901	13.581210	16.28%	0
2018	13.643307	11.679901	-14.39%	0
2017	11.885382	13.643307	14.79%	0
2016	12.214051	11.885382	-2.69%	0
2015	11.912766	12.214051	2.53%	0
2014	11.909671	11.912766	0.03%	0
2013	8.291118	11.909671	43.64%	0
2012	6.959766	8.291118	19.13%	0
2011	8.816769	6.959766	-21.06%	0
150

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	29.384836	41.450423	41.06%	0
2019	22.182974	29.384836	32.47%	0
2018	23.333127	22.182974	-4.93%	0
2017	18.467997	23.333127	26.34%	0
2016	18.105499	18.467997	2.00%	0
2015	17.388430	18.105499	4.12%	0
2014	15.336456	17.388430	13.38%	0
2013	11.786902	15.336456	30.11%	0
2012	10.465953	11.786902	12.62%	0
2011	10.645094	10.465953	-1.68%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	7.644148	4.854161	-36.50%	0
2019	7.269545	7.644148	5.15%	0
2018	9.405772	7.269545	-22.71%	0
2017	10.024022	9.405772	-6.17%	0
2016	8.329442	10.024022	20.34%	0
2015	11.218289	8.329442	-25.75%	0
2014	12.989094	11.218289	-13.63%	0
2013	10.803876	12.989094	20.23%	0
2012	10.836399	10.803876	-0.30%	0
2011	10.936699	10.836399	-0.92%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	16.648076	18.150666	9.03%	0
2019	15.065468	16.648076	10.50%	0
2018	16.578061	15.065468	-9.12%	0
2017	15.501360	16.578061	6.95%	0
2016	16.616382	15.501360	-6.71%	0
2015	16.418520	16.616382	1.21%	0
2014	14.195413	16.418520	15.66%	0
2013	11.129376	14.195413	27.55%	0
2012	10.268889	11.129376	8.38%	0
2011*	10.000000	10.268889	2.69%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	3.572000	4.295780	20.26%	0
2019	2.525132	3.572000	41.46%	0
2018	3.012144	2.525132	-16.17%	0
2017	2.952384	3.012144	2.02%	0
2016	1.955186	2.952384	51.00%	0
2015	3.005148	1.955186	-34.94%	0
2014	4.073715	3.005148	-26.23%	0
2013	6.775063	4.073715	-39.87%	0
2012	8.182754	6.775063	-17.20%	0
2011*	10.000000	8.182754	-18.17%	0
151

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Real Estate - Q/NQ
2020	14.305755	12.989752	-9.20%	0
2019	11.646811	14.305755	22.83%	0
2018	12.747913	11.646811	-8.64%	0
2017	12.174511	12.747913	4.71%	0
2016	11.882522	12.174511	2.46%	0
2015	12.223039	11.882522	-2.79%	0
2014	10.089682	12.223039	21.14%	0
2013	10.402951	10.089682	-3.01%	0
2012	9.162923	10.402951	13.53%	0
2011*	10.000000	9.162923	-8.37%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.189109	1.554830	-28.97%	0
2019	2.735573	2.189109	-19.98%	0
2018	2.710773	2.735573	0.91%	0
2017	3.175320	2.710773	-14.63%	0
2016	3.454997	3.175320	-8.09%	0
2015	3.623043	3.454997	-4.64%	0
2014	5.361364	3.623043	-32.42%	0
2013	4.750138	5.361364	12.87%	0
2012	5.267953	4.750138	-9.83%	0
2011	8.698374	5.267953	-39.44%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	26.318763	36.941958	40.36%	0
2019	18.134141	26.318763	45.13%	0
2018	20.851371	18.134141	-13.03%	0
2017	15.872536	20.851371	31.37%	0
2016	12.825123	15.872536	23.76%	0
2015	13.627345	12.825123	-5.89%	0
2014	10.453495	13.627345	30.36%	0
2013	8.082160	10.453495	29.34%	0
2012	8.704424	8.082160	-7.15%	0
2011*	10.000000	8.704424	-12.96%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	3.464598	2.290956	-33.88%	0
2019	4.525530	3.464598	-23.44%	0
2018	4.148850	4.525530	9.08%	0
2017	5.933340	4.148850	-30.08%	0
2016	7.309918	5.933340	-18.83%	0
2015	6.764485	7.309918	8.06%	0
2014	7.191510	6.764485	-5.94%	0
2013	7.438690	7.191510	-3.32%	0
2012	8.829091	7.438690	-15.75%	0
2011	8.232973	8.829091	7.24%	0
152

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2020	2.873353	2.312436	-19.52%	0
2019	3.590764	2.873353	-19.98%	0
2018	3.209548	3.590764	11.88%	0
2017	4.173177	3.209548	-23.09%	0
2016	4.576197	4.173177	-8.81%	0
2015	4.908224	4.576197	-6.76%	0
2014	4.927286	4.908224	-0.39%	0
2013	6.437371	4.927286	-23.46%	0
2012	8.321216	6.437371	-22.64%	0
2011	8.434537	8.321216	-1.34%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.090574	0.604686	-44.55%	0
2019	1.564392	1.090574	-30.29%	0
2018	1.662720	1.564392	-5.91%	0
2017	2.295290	1.662720	-27.56%	0
2016	2.633477	2.295290	-12.84%	0
2015	3.125469	2.633477	-15.74%	0
2014	4.001000	3.125469	-21.88%	0
2013	5.848943	4.001000	-31.59%	0
2012	7.433993	5.848943	-21.32%	0
2011	8.568994	7.433993	-13.25%	0
ProFunds - ProFund VP Technology - Q/NQ
2020	25.630611	35.964888	40.32%	0
2019	18.218408	25.630611	40.69%	0
2018	19.246488	18.218408	-5.34%	0
2017	14.691048	19.246488	31.01%	0
2016	13.494053	14.691048	8.87%	0
2015	13.599026	13.494053	-0.77%	0
2014	11.881545	13.599026	14.46%	0
2013	9.794078	11.881545	21.31%	0
2012	9.163554	9.794078	6.88%	0
2011*	10.000000	9.163554	-8.36%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	11.304137	11.298836	-0.05%	0
2019	10.164564	11.304137	11.21%	0
2018	12.358489	10.164564	-17.75%	0
2017	13.029443	12.358489	-5.15%	0
2016	11.051525	13.029443	17.90%	0
2015	11.234071	11.051525	-1.62%	0
2014	11.528311	11.234071	-2.55%	0
2013	10.615825	11.528311	8.60%	0
2012	9.402975	10.615825	12.90%	0
2011*	10.000000	9.402975	-5.97%	0
153

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	14.431268	16.877140	16.95%	0
2019	12.597535	14.431268	14.56%	0
2018	13.748365	12.597535	-8.37%	0
2017	12.957668	13.748365	6.10%	0
2016	13.412325	12.957668	-3.39%	0
2015	14.668849	13.412325	-8.57%	0
2014	11.098898	14.668849	32.16%	536
2013	14.160183	11.098898	-21.62%	0
2012	14.473579	14.160183	-2.17%	0
2011	10.407079	14.473579	39.07%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	91.824014	165.772705	80.53%	0
2019	52.742363	91.824014	74.10%	0
2018	60.243237	52.742363	-12.45%	0
2017	36.928470	60.243237	63.13%	0
2016	35.081355	36.928470	5.27%	0
2015	31.868284	35.081355	10.08%	0
2014	24.210351	31.868284	31.63%	0
2013	13.954043	24.210351	73.50%	0
2012	10.766953	13.954043	29.60%	0
2011	11.245036	10.766953	-4.25%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.129481	0.035804	-72.35%	0
2019	0.269978	0.129481	-52.04%	0
2018	0.315210	0.269978	-14.35%	0
2017	0.590771	0.315210	-46.64%	0
2016	0.764049	0.590771	-22.68%	0
2015	1.069297	0.764049	-28.55%	0
2014	1.717694	1.069297	-37.75%	0
2013	3.451263	1.717694	-50.23%	0
2012	5.499150	3.451263	-37.24%	0
2011	7.291903	5.499150	-24.59%	0
ProFunds - ProFund VP Utilities - Q/NQ
2020	17.872649	16.902792	-5.43%	0
2019	15.010687	17.872649	19.07%	0
2018	15.059314	15.010687	-0.32%	0
2017	14.045310	15.059314	7.22%	0
2016	12.594383	14.045310	11.52%	0
2015	13.886439	12.594383	-9.30%	0
2014	11.383813	13.886439	21.98%	0
2013	10.367724	11.383813	9.80%	0
2012	10.685150	10.367724	-2.97%	0
2011*	10.000000	10.685150	6.85%	0
154

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2020	5.809552	5.152873	-11.30%	0
2019	4.669531	5.809552	24.41%	0
2018	5.964519	4.669531	-21.71%	0
2017	5.471663	5.964519	9.01%	0
2016	4.436995	5.471663	23.32%	0
2015	4.812922	4.436995	-7.81%	0
2014	4.802694	4.812922	0.21%	0
2013	3.836596	4.802694	25.18%	0
2012	3.187649	3.836596	20.36%	0
2011	4.229865	3.187649	-24.64%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	12.078909	14.016384	16.04%	0
2019	10.265168	12.078909	17.67%	0
2018	12.834919	10.265168	-20.02%	0
2017	10.906340	12.834919	17.68%	0
2016	8.600080	10.906340	26.82%	0
2015	10.731882	8.600080	-19.86%	0
2014	11.280258	10.731882	-4.86%	0
2013	11.497559	11.280258	-1.89%	0
2012	10.717007	11.497559	7.28%	0
2011	13.238427	10.717007	-19.05%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	29.536094	34.720746	17.55%	0
2019	24.449331	29.536094	20.81%	0
2018	27.868692	24.449331	-12.27%	0
2017	22.216865	27.868692	25.44%	0
2016	28.536788	22.216865	-22.15%	0
2015	27.149523	28.536788	5.11%	0
2014	21.114117	27.149523	28.58%	0
2013	14.130046	21.114117	49.43%	0
2012	10.724121	14.130046	31.76%	0
2011	10.006594	10.724121	7.17%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	2.241614	1.678451	-25.12%	0
2019	2.007185	2.241614	11.68%	0
2018	2.440980	2.007185	-17.77%	0
2017	2.412006	2.440980	1.20%	0
2016	2.254450	2.412006	6.99%	0
2015	3.514789	2.254450	-35.86%	0
2014	5.496983	3.514789	-36.06%	0
2013	5.861087	5.496983	-6.21%	0
2012	6.135483	5.861087	-4.47%	0
2011	6.781946	6.135483	-9.53%	0
155

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	19.633427	20.465885	4.24%	0
2019	16.562887	19.633427	18.54%	0
2018	19.454581	16.562887	-14.86%	0
2017	17.999953	19.454581	8.08%	0
2016	17.619623	17.999953	2.16%	0
2015	17.118073	17.619623	2.93%	0
2014	15.685073	17.118073	9.14%	0
2013	12.620979	15.685073	24.28%	0
2012	11.945026	12.620979	5.66%	0
2011	10.834994	11.945026	10.24%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	30.079582	29.650836	-1.43%	0
2019	21.049768	30.079582	42.90%	0
2018	25.332267	21.049768	-16.91%	0
2017	16.489879	25.332267	53.62%	0
2016	13.016643	16.489879	26.68%	0
2015	14.024633	13.016643	-7.19%	0
2014	12.391198	14.024633	13.18%	0
2013	7.859396	12.391198	57.66%	0
2012	6.924220	7.859396	13.51%	0
2011	6.549997	6.924220	5.71%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	19.974393	30.188212	51.13%	0
2019	12.941164	19.974393	54.35%	0
2018	15.302042	12.941164	-15.43%	0
2017	12.047717	15.302042	27.01%	0
2016	9.998386	12.047717	20.50%	0
2015	10.105706	9.998386	-1.06%	0
2014	8.428240	10.105706	19.90%	0
2013	6.440212	8.428240	30.87%	0
2012	6.577726	6.440212	-2.09%	0
2011	8.128041	6.577726	-19.07%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2020	5.248947	3.347705	-36.22%	0
2019	5.071345	5.248947	3.50%	0
2018	7.025059	5.071345	-27.81%	0
2017	7.733683	7.025059	-9.16%	0
2016	6.074922	7.733683	27.31%	0
2015	8.985572	6.074922	-32.39%	0
2014	11.395905	8.985572	-21.15%	0
2013	9.525051	11.395905	19.64%	0
2012	9.599894	9.525051	-0.78%	0
2011	10.521827	9.599894	-8.76%	0
156

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	2.355496	1.430180	-39.28%	0
2019	2.432346	2.355496	-3.16%	0
2018	4.619724	2.432346	-47.35%	0
2017	5.859618	4.619724	-21.16%	0
2016	4.909913	5.859618	19.34%	0
2015	7.419182	4.909913	-33.82%	0
2014	10.836413	7.419182	-31.53%	0
2013	9.026653	10.836413	20.05%	0
2012	9.278771	9.026653	-2.72%	0
2011	10.556201	9.278771	-12.10%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	5.536510	5.377515	-2.87%	0
2019	4.448851	5.536510	24.45%	0
2018	5.667577	4.448851	-21.50%	0
2017	4.547586	5.667577	24.63%	0
2016	4.969967	4.547586	-8.50%	0
2015	5.526204	4.969967	-10.07%	0
2014	6.517188	5.526204	-15.21%	0
2013	5.428551	6.517188	20.05%	0
2012	4.605131	5.428551	17.88%	0
2011	5.600047	4.605131	-17.77%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	8.623485	8.347084	-3.21%	0
2019	6.948462	8.623485	24.11%	0
2018	8.176015	6.948462	-15.01%	0
2017	7.299855	8.176015	12.00%	0
2016	6.503444	7.299855	12.25%	0
2015	6.990188	6.503444	-6.96%	0
2014	6.407714	6.990188	9.09%	0
2013	5.184119	6.407714	23.60%	0
2012	4.361076	5.184119	18.87%	0
2011	5.289897	4.361076	-17.56%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	14.351895	16.959967	18.17%	0
2019	12.684568	14.351895	13.14%	0
2018	13.828962	12.684568	-8.28%	0
2017	13.016636	13.828962	6.24%	0
2016	13.477576	13.016636	-3.42%	0
2015	14.655638	13.477576	-8.04%	0
2014	11.231593	14.655638	30.49%	0
2013	14.178962	11.231593	-20.79%	0
2012	14.206854	14.178962	-0.20%	0
2011	10.361667	14.206854	37.11%	0
157

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	22.085409	25.398557	15.00%	0
2019	18.595528	22.085409	18.77%	0
2018	18.957462	18.595528	-1.91%	0
2017	15.922236	18.957462	19.06%	0
2016	18.194600	15.922236	-12.49%	0
2015	17.963033	18.194600	1.29%	0
2014	14.875263	17.963033	20.76%	0
2013	10.824535	14.875263	37.42%	0
2012	9.534967	10.824535	13.52%	0
2011	9.398743	9.534967	1.45%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	11.359441	10.955757	-3.55%	0
2019	10.297896	11.359441	10.31%	0
2018	10.722016	10.297896	-3.96%	0
2017	10.353171	10.722016	3.56%	0
2016	9.571394	10.353171	8.17%	0
2015	9.948234	9.571394	-3.79%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2020	24.691445	38.333252	55.25%	0
2019	20.309515	24.691445	21.58%	0
2018	21.656488	20.309515	-6.22%	0
2017	16.681637	21.656488	29.82%	0
2016	16.482022	16.681637	1.21%	0
2015	15.697236	16.482022	5.00%	0
2014	15.888630	15.697236	-1.20%	0
2013	10.842146	15.888630	46.55%	0
2012	9.377515	10.842146	15.62%	0
2011	10.987025	9.377515	-14.65%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.226103	0.118816	-47.45%	0
2019	0.365143	0.226103	-38.08%	0
2018	0.371555	0.365143	-1.73%	0
2017	0.628087	0.371555	-40.84%	0
2016	0.921285	0.628087	-31.82%	0
2015	1.033832	0.921285	-10.89%	0
2014	1.363770	1.033832	-24.19%	0
2013	2.508300	1.363770	-45.63%	0
2012	3.338540	2.508300	-24.87%	0
2011	4.724178	3.338540	-29.33%	0
158

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.050702	1.568010	-23.54%	0
2019	2.440747	2.050702	-15.98%	0
2018	2.427278	2.440747	0.55%	0
2017	2.749042	2.427278	-11.70%	0
2016	2.922718	2.749042	-5.94%	0
2015	3.053374	2.922718	-4.28%	0
2014	4.196571	3.053374	-27.24%	0
2013	3.757360	4.196571	11.69%	0
2012	4.134016	3.757360	-9.11%	0
2011	6.132917	4.134016	-32.59%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.228551	0.894103	-27.22%	0
2019	1.590993	1.228551	-22.78%	0
2018	1.480692	1.590993	7.45%	0
2017	1.767351	1.480692	-16.22%	0
2016	2.255235	1.767351	-21.63%	0
2015	2.353875	2.255235	-4.19%	0
2014	2.746689	2.353875	-14.30%	0
2013	3.913667	2.746689	-29.82%	0
2012	4.947716	3.913667	-20.90%	0
2011	5.509701	4.947716	-10.20%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.716712	0.430563	-39.93%	0
2019	1.027472	0.716712	-30.25%	0
2018	1.090697	1.027472	-5.80%	0
2017	1.493884	1.090697	-26.99%	0
2016	1.703029	1.493884	-12.28%	0
2015	2.017192	1.703029	-15.57%	0
2014	2.558403	2.017192	-21.15%	0
2013	3.721483	2.558403	-31.25%	0
2012	4.721258	3.721483	-21.18%	0
2011	5.417871	4.721258	-12.86%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	1.196818	0.802390	-32.96%	0
2019	1.555891	1.196818	-23.08%	0
2018	1.445055	1.555891	7.67%	0
2017	1.723661	1.445055	-16.16%	0
2016	2.231206	1.723661	-22.75%	0
2015	2.300267	2.231206	-3.00%	0
2014	2.604294	2.300267	-11.67%	0
2013	3.886674	2.604294	-32.99%	0
2012	4.901228	3.886674	-20.70%	0
2011	5.474412	4.901228	-10.47%	0
159

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.449612	1.053125	-27.35%	0
2019	1.940644	1.449612	-25.30%	0
2018	1.926657	1.940644	0.73%	0
2017	2.405529	1.926657	-19.91%	0
2016	2.821022	2.405529	-14.73%	0
2015	3.046374	2.821022	-7.40%	0
2014	3.675078	3.046374	-17.11%	0
2013	5.161369	3.675078	-28.80%	0
2012	6.416592	5.161369	-19.56%	0
2011	7.279706	6.416592	-11.86%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	12.913636	17.577217	36.11%	0
2019	9.585610	12.913636	34.72%	0
2018	12.841186	9.585610	-25.35%	0
2017	8.815960	12.841186	45.66%	0
2016	8.356336	8.815960	5.50%	0
2015	7.699950	8.356336	8.52%	0
2014	9.394024	7.699950	-18.03%	0
2013	6.214356	9.394024	51.17%	0
2012	5.340084	6.214356	16.37%	0
2011	7.756053	5.340084	-31.15%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	17.232829	20.207545	17.26%	0
2019	13.756170	17.232829	25.27%	0
2018	16.402969	13.756170	-16.14%	0
2017	14.092002	16.402969	16.40%	0
2016	13.272099	14.092002	6.18%	0
2015	13.655290	13.272099	-2.81%	0
2014	13.110659	13.655290	4.15%	0
2013	9.500524	13.110659	38.00%	0
2012	8.082013	9.500524	17.55%	0
2011	8.140501	8.082013	-0.72%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	21.308725	22.855090	7.26%	0
2019	16.156452	21.308725	31.89%	0
2018	20.690141	16.156452	-21.91%	0
2017	17.436215	20.690141	18.66%	0
2016	13.878309	17.436215	25.64%	0
2015	15.156345	13.878309	-8.43%	0
2014	13.973563	15.156345	8.46%	0
2013	9.598485	13.973563	45.58%	0
2012	7.967736	9.598485	20.47%	0
2011	8.897846	7.967736	-10.45%	0
160

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	80.560446	145.880452	81.08%	0
2019	46.057973	80.560446	74.91%	0
2018	52.420647	46.057973	-12.14%	0
2017	31.913812	52.420647	64.26%	0
2016	30.047866	31.913812	6.21%	0
2015	27.052072	30.047866	11.07%	0
2014	20.440644	27.052072	32.34%	0
2013	11.704594	20.440644	74.64%	0
2012	9.006287	11.704594	29.96%	0
2011	9.357073	9.006287	-3.75%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	31.575143	44.354109	40.47%	0
2019	23.808648	31.575143	32.62%	0
2018	25.027506	23.808648	-4.87%	0
2017	19.695807	25.027506	27.07%	0
2016	19.177023	19.695807	2.71%	0
2015	18.283672	19.177023	4.89%	0
2014	16.065552	18.283672	13.81%	0
2013	12.315528	16.065552	30.45%	0
2012	10.884860	12.315528	13.14%	0
2011	10.993810	10.884860	-0.99%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2020	21.706637	25.246882	16.31%	0
2019	15.444343	21.706637	40.55%	0
2018	17.776367	15.444343	-13.12%	0
2017	13.919332	17.776367	27.71%	0
2016	12.411865	13.919332	12.15%	0
2015	12.901663	12.411865	-3.80%	0
2014	11.227463	12.901663	14.91%	0
2013	7.776540	11.227463	44.38%	0
2012	6.565331	7.776540	18.45%	0
2011	6.855006	6.565331	-4.23%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	5.329457	6.935914	30.14%	0
2019	3.613577	5.329457	47.48%	0
2018	4.472690	3.613577	-19.21%	0
2017	4.310039	4.472690	3.77%	0
2016	2.686965	4.310039	60.41%	0
2015	3.982752	2.686965	-32.53%	0
2014	4.973096	3.982752	-19.91%	0
2013	9.522744	4.973096	-47.78%	0
2012	10.248129	9.522744	-7.08%	0
2011	13.944156	10.248129	-26.51%	0
161

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	10.362498	9.456894	-8.74%	0
2019	8.594098	10.362498	20.58%	0
2018	9.572410	8.594098	-10.22%	0
2017	9.261405	9.572410	3.36%	0
2016	8.675944	9.261405	6.75%	0
2015	9.185401	8.675944	-5.55%	0
2014	7.833411	9.185401	17.26%	0
2013	7.777288	7.833411	0.72%	0
2012	6.782423	7.777288	14.67%	0
2011	6.843928	6.782423	-0.90%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	17.326717	24.122627	39.22%	0
2019	14.364966	17.326717	20.62%	0
2018	15.322206	14.364966	-6.25%	0
2017	14.014082	15.322206	9.33%	0
2016	14.417807	14.014082	-2.80%	0
2015	15.079277	14.417807	-4.39%	0
2014	14.322027	15.079277	5.29%	0
2013	10.883756	14.322027	31.59%	0
2012	9.619406	10.883756	13.14%	0
2011	9.426961	9.619406	2.04%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	15.769017	18.342602	16.32%	0
2019	12.021780	15.769017	31.17%	0
2018	15.427973	12.021780	-22.08%	0
2017	13.265068	15.427973	16.31%	0
2016	10.495819	13.265068	26.38%	0
2015	11.913025	10.495819	-11.90%	0
2014	11.788752	11.913025	1.05%	0
2013	7.672371	11.788752	53.65%	0
2012	6.484969	7.672371	18.31%	0
2011	7.620835	6.484969	-14.90%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	25.085565	28.707154	14.44%	0
2019	15.929348	25.085565	57.48%	0
2018	19.436541	15.929348	-18.04%	0
2017	13.977210	19.436541	39.06%	0
2016	11.978850	13.977210	16.68%	0
2015	12.570718	11.978850	-4.71%	0
2014	10.407000	12.570718	20.79%	0
2013	6.365615	10.407000	63.49%	0
2012	5.077479	6.365615	25.37%	0
2011	5.455071	5.077479	-6.92%	0
162

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	21.420699	26.428707	23.38%	0
2019	17.461221	21.420699	22.68%	0
2018	19.099173	17.461221	-8.58%	0
2017	15.843160	19.099173	20.55%	0
2016	15.937861	15.843160	-0.59%	0
2015	16.271984	15.937861	-2.05%	0
2014	14.937328	16.271984	8.94%	0
2013	10.907902	14.937328	36.94%	0
2012	9.935288	10.907902	9.79%	0
2011	10.365285	9.935288	-4.15%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	15.265908	13.229965	-13.34%	0
2019	12.780146	15.265908	19.45%	0
2018	15.218014	12.780146	-16.02%	0
2017	13.553312	15.218014	12.28%	0
2016	11.913038	13.553312	13.77%	0
2015	13.566830	11.913038	-12.19%	0
2014	12.619809	13.566830	7.50%	0
2013	8.965220	12.619809	40.76%	0
2012	7.569982	8.965220	18.43%	0
2011	8.067387	7.569982	-6.17%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	18.172313	22.973911	26.42%	0
2019	16.249503	18.172313	11.83%	0
2018	19.692755	16.249503	-17.48%	0
2017	17.110443	19.692755	15.09%	0
2016	17.192277	17.110443	-0.48%	0
2015	17.511239	17.192277	-1.82%	0
2014	18.356686	17.511239	-4.61%	0
2013	14.131662	18.356686	29.90%	0
2012	12.567252	14.131662	12.45%	0
2011	13.054395	12.567252	-3.73%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	13.805240	14.369376	4.09%	0
2019	11.633982	13.805240	18.66%	0
2018	14.821376	11.633982	-21.51%	0
2017	13.516867	14.821376	9.65%	0
2016	10.821789	13.516867	24.90%	0
2015	12.671657	10.821789	-14.60%	0
2014	12.253243	12.671657	3.41%	0
2013	9.311173	12.253243	31.60%	0
2012	8.214312	9.311173	13.35%	0
2011	9.129529	8.214312	-10.02%	0
163

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	17.147675	19.234455	12.17%	0
2019	15.719688	17.147675	9.08%	0
2018	17.836228	15.719688	-11.87%	0
2017	15.855155	17.836228	12.49%	0
2016	13.784389	15.855155	15.02%	0
2015	14.278714	13.784389	-3.46%	0
2014	14.735704	14.278714	-3.10%	0
2013	10.761582	14.735704	36.93%	0
2012	10.041449	10.761582	7.17%	0
2011	10.010135	10.041449	0.31%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	10.956543	9.982946	-8.89%	0
2019	9.369533	10.956543	16.94%	0
2018	12.177079	9.369533	-23.06%	0
2017	12.600554	12.177079	-3.36%	0
2016	9.869800	12.600554	27.67%	0
2015	11.781322	9.869800	-16.23%	0
2014	12.000769	11.781322	-1.83%	0
2013	8.670823	12.000769	38.40%	0
2012	7.433814	8.670823	16.64%	0
2011	8.471267	7.433814	-12.25%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	5.993751	4.992702	-16.70%	0
2019	5.912751	5.993751	1.37%	0
2018	5.457750	5.912751	8.34%	0
2017	6.838956	5.457750	-20.20%	0
2016	6.595325	6.838956	3.69%	0
2015	6.004584	6.595325	9.84%	0
2014	5.040710	6.004584	19.12%	0
2013	5.361155	5.040710	-5.98%	0
2012	5.904037	5.361155	-9.20%	0
2011	6.363495	5.904037	-7.22%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2020	21.874505	31.636309	44.63%	0
2019	16.153632	21.874505	35.42%	0
2018	16.926355	16.153632	-4.57%	0
2017	13.168856	16.926355	28.53%	0
2016	12.234233	13.168856	7.64%	0
2015	12.486674	12.234233	-2.02%	0
2014	11.687535	12.486674	6.84%	0
2013	8.908247	11.687535	31.20%	0
2012	8.210045	8.908247	8.50%	0
2011	9.330628	8.210045	-12.01%	0
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Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	8.083973	8.577173	6.10%	0
2019	7.369013	8.083973	9.70%	0
2018	8.031470	7.369013	-8.25%	0
2017	7.829397	8.031470	2.58%	0
2016	6.881458	7.829397	13.78%	0
2015	7.613958	6.881458	-9.62%	0
2014	7.657301	7.613958	-0.57%	0
2013	6.727346	7.657301	13.82%	0
2012	6.621339	6.727346	1.60%	0
2011	7.982524	6.621339	-17.05%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	14.779281	20.139816	36.27%	0
2019	12.476775	14.779281	18.45%	0
2018	16.108270	12.476775	-22.54%	0
2017	13.622341	16.108270	18.25%	0
2016	12.178153	13.622341	11.86%	0
2015	14.628627	12.178153	-16.75%	0
2014	12.293462	14.628627	19.00%	8,585
2013	8.421673	12.293462	45.97%	0
2012	7.391894	8.421673	13.93%	0
2011	8.582319	7.391894	-13.87%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	16.135640	14.832845	-8.07%	0
2019	13.991493	16.135640	15.32%	0
2018	13.915256	13.991493	0.55%	0
2017	12.934221	13.915256	7.58%	0
2016	11.472220	12.934221	12.74%	0
2015	12.780148	11.472220	-10.23%	0
2014	10.731916	12.780148	19.09%	0
2013	9.747033	10.731916	10.10%	0
2012	9.948485	9.747033	-2.02%	0
2011	8.827993	9.948485	12.69%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	4.061896	4.317502	6.29%	0
2019	4.405398	4.061896	-7.80%	0
2018	5.145744	4.405398	-14.39%	0
2017	4.450345	5.145744	15.63%	0
2016	5.030576	4.450345	-11.53%	0
2015	6.242055	5.030576	-19.41%	0
2014	8.249775	6.242055	-24.34%	0
2013	8.760351	8.249775	-5.83%	0
2012	8.971176	8.760351	-2.35%	0
2011	9.611718	8.971176	-6.66%	0
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Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	9.963349	10.366873	4.05%	0
2019	9.684897	9.963349	2.88%	0
2018	9.334164	9.684897	3.76%	0
2017	9.391130	9.334164	-0.61%	0
2016	9.459682	9.391130	-0.72%	0
2015	9.851536	9.459682	-3.98%	0
2014	10.028883	9.851536	-1.77%	0
2013*	10.000000	10.028883	0.29%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.119043	4.754181	15.42%	0
2019	3.799796	4.119043	8.40%	0
2018	5.468557	3.799796	-30.52%	0
2017	5.740471	5.468557	-4.74%	0
2016	4.121875	5.740471	39.27%	0
2015	6.391972	4.121875	-35.51%	0
2014	8.154651	6.391972	-21.62%	0
2013	7.613537	8.154651	7.11%	0
2012	7.600402	7.613537	0.17%	0
2011*	10.000000	7.600402	-24.00%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
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Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a SEP IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a Simple IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
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Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
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•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire
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investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
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If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
When the owner of a Tax Shelter Annuity attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an owner of a Tax Sheltered Annuity is required to begin certain minimum distributions from age 70 ½ to age 72. However, the change only applies to an owner of a Tax Sheltered annuity who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
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Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
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This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
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Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that would limit the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
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(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For contract owners who attained the age of 70½ prior to January 1, 2020, distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. For those contract owners who attain age 70½ on or after January 1, 2020, the SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin to age 72. For those contract owners , distributions must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 70½ on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.Required Distributions Upon Death of a Contract Owner Before January 1, 2020Death Before Required Beginning Date
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If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendare year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.
b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).
(b)	If there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner’s death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. The life or life expectancy period is generally determined as described in the Death Before Required Beginning Date section above, provided that distributions begin within one year of death. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
In addition, a beneficiary who is not an eligible designated beneficiary or a designated beneficiary must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon that spouse’s death.
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Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed as ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Tax Changes
The CARES Act was enacted on March 27, 2020. The CARES Act made numerous changes to the Internal Revenue Code effective January 1, 2020, including the following:
•	Waiving the 2020 lifetime and post death minimum distribution requirement (RMD) from defined contribution plans and IRAs, including the 2019 RMD taken in 2020 for those individuals turning 70½ in 2019. Additionally, 2020 will not be counted in measuring the five-year distribution period requirement for post death RMDs, with the result that the five-year period is extended by one year.
•	Relief for coronavirus-related distributions and loans from qualified plans and IRAs, which includes an exception from the 10% penalty for early distribution and an exemption from the 20% mandatory withholding requirement.
Along with the passage of the CARES Act, the IRS extended the deadline to make a 2019 IRA or Roth IRA contribution to July 15, 2020 in order to coincide with the extended deadline for filing an individual’s income tax return.
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
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•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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America’s marketFLEX® II Annuity
America’s marketFLEX® Edge
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2021
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-4
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2021. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $273 billion as of December 31, 2020.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-4 and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated March 19, 2021 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S.

generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2020. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	15.699497	16.937631	7.89%	2,664
2019	13.449967	15.699497	16.73%	7,294
2018	14.554068	13.449967	-7.59%	6,740
2017	12.746462	14.554068	14.18%	4,631
2016	12.358247	12.746462	3.14%	30,744
2015	12.354819	12.358247	0.03%	37,312
2014	11.680760	12.354819	5.77%	43,222
2013	10.173133	11.680760	14.82%	54,240
2012	9.086782	10.173133	11.96%	11,054
2011*	10.000000	9.086782	-9.13%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.835924	8.918390	0.93%	1,333
2019	7.661440	8.835924	15.33%	0
2018*	10.000000	7.661440	-23.39%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	9.100986	6.728914	-26.06%	27,241
2019	7.653858	9.100986	18.91%	30,328
2018	9.564600	7.653858	-19.98%	31,994
2017	9.767325	9.564600	-2.08%	39,374
2016	7.024754	9.767325	39.04%	42,749
2015	11.459834	7.024754	-38.70%	32,244
2014	10.369734	11.459834	10.51%	71,512
2013*	10.000000	10.369734	3.70%	7,711
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	15.685472	16.922214	7.88%	9,559
2019	11.358798	15.685472	38.09%	19,880
2018	13.151497	11.358798	-13.63%	15,996
2017	10.657446	13.151497	23.40%	19,930
2016	9.995138	10.657446	6.63%	8,296
2015	10.256732	9.995138	-2.55%	6,999

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.913916	11.807240	8.19%	121,643
2019	10.148597	10.913916	7.54%	125,496
2018	10.575868	10.148597	-4.04%	149,633
2017	10.330089	10.575868	2.38%	153,068
2016	10.020836	10.330089	3.09%	176,549
2015	10.404486	10.020836	-3.69%	160,117
2014	10.199626	10.404486	2.01%	128,767
2013	11.285706	10.199626	-9.62%	101,410
2012	10.642847	11.285706	6.04%	36,213
2011*	10.000000	10.642847	6.43%	25,285
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	13.888256	15.334182	10.41%	146,916
2019	11.346604	13.888256	22.40%	150,643
2018	12.338386	11.346604	-8.04%	177,472
2017	10.369736	12.338386	18.98%	145,229
2016	9.252998	10.369736	12.07%	137,829
2015*	10.000000	9.252998	-7.47%	129,161
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	13.488414	13.449965	-0.29%	90,827
2019	10.752329	13.488414	25.45%	137,584
2018	11.986010	10.752329	-10.29%	159,484
2017	11.160990	11.986010	7.39%	204,195
2016	9.380704	11.160990	18.98%	259,015
2015*	10.000000	9.380704	-6.19%	166,043
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.575622	11.901243	2.81%	93,361
2019	9.966233	11.575622	16.15%	160,984
2018	10.881904	9.966233	-8.41%	81,578
2017	9.781949	10.881904	11.24%	70,678
2016	9.544212	9.781949	2.49%	60,833
2015	9.841443	9.544212	-3.02%	31,902
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	16.256692	20.771583	27.77%	24,826
2019	12.543363	16.256692	29.60%	39,361
2018	14.242112	12.543363	-11.93%	54,401
2017	11.480185	14.242112	24.06%	41,662
2016	11.414181	11.480185	0.58%	45,149
2015	11.560888	11.414181	-1.27%	41,727
2014	11.490856	11.560888	0.61%	32,475
2013*	10.000000	11.490856	14.91%	7,845
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.641169	11.405886	7.19%	65,628
2019	9.872788	10.641169	7.78%	48,670
2018	10.071107	9.872788	-1.97%	29,205
2017	9.881422	10.071107	1.92%	36,991
2016*	10.000000	9.881422	-1.19%	1,631

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	12.543412	14.164231	12.92%	33,184
2019	10.478375	12.543412	19.71%	22,775
2018	11.191600	10.478375	-6.37%	21,981
2017	9.878510	11.191600	13.29%	21,602
2016	9.422748	9.878510	4.84%	15,078
2015	9.938110	9.422748	-5.19%	8,153
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.747860	15.083473	2.28%	28,204
2019	11.716954	14.747860	25.87%	40,751
2018	12.816618	11.716954	-8.58%	29,596
2017	11.141167	12.816618	15.04%	32,616
2016*	10.000000	11.141167	11.41%	15,091
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	14.909319	17.771913	19.20%	263,830
2019	12.821531	14.909319	16.28%	305,707
2018	14.049527	12.821531	-8.74%	289,818
2017	12.511728	14.049527	12.29%	324,957
2016	12.205252	12.511728	2.51%	321,366
2015	12.484725	12.205252	-2.24%	404,326
2014	12.403097	12.484725	0.66%	186,180
2013	10.977568	12.403097	12.99%	169,807
2012	10.109280	10.977568	8.59%	97,732
2011	10.623709	10.109280	-4.84%	96,080
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.354904	14.222649	6.50%	21,864
2019	11.283577	13.354904	18.36%	25,751
2018	13.553128	11.283577	-16.75%	25,874
2017	11.929891	13.553128	13.61%	24,604
2016	10.486380	11.929891	13.77%	25,422
2015	10.893224	10.486380	-3.73%	23,591
2014*	10.000000	10.893224	8.93%	7,942
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.137480	11.691884	4.98%	17,499
2019	9.679213	11.137480	15.07%	3,484
2018	10.210727	9.679213	-5.21%	2,178
2017*	10.000000	10.210727	2.11%	263

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	5.408733	5.262082	-2.71%	25,741
2019	5.133747	5.408733	5.36%	25,685
2018	5.885167	5.133747	-12.77%	28,572
2017	5.870427	5.885167	0.25%	29,516
2016	5.306636	5.870427	10.62%	32,234
2015	7.174432	5.306636	-26.03%	23,760
2014	8.754592	7.174432	-18.05%	14,577
2013	9.880236	8.754592	-11.39%	12,303
2012	10.219739	9.880236	-3.32%	11,506
2011	11.847747	10.219739	-13.74%	16,915
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.989152	11.068737	0.72%	22,706
2019	10.392589	10.989152	5.74%	122,381
2018	10.533912	10.392589	-1.34%	110,666
2017	10.311906	10.533912	2.15%	30,441
2016	9.584652	10.311906	7.59%	33,389
2015*	10.000000	9.584652	-4.15%	4,400
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.522502	13.599513	29.24%	65,242
2019	8.247849	10.522502	27.58%	60,243
2018*	10.000000	8.247849	-17.52%	1,033
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	14.638226	16.556409	13.10%	6,005
2019	12.560991	14.638226	16.54%	6,539
2018	13.477581	12.560991	-6.80%	6,133
2017	11.998731	13.477581	12.33%	6,364
2016	11.814717	11.998731	1.56%	5,092
2015	11.971485	11.814717	-1.31%	11,554
2014	11.486829	11.971485	4.22%	12,091
2013	10.085220	11.486829	13.90%	8,452
2012	9.099785	10.085220	10.83%	7,260
2011*	10.000000	9.099785	-9.00%	2,699
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.557978	16.351015	20.60%	167,958
2019	11.061977	13.557978	22.56%	121,382
2018	11.723422	11.061977	-5.64%	72,852
2017	10.223727	11.723422	14.67%	21,239
2016	9.677402	10.223727	5.65%	26,010
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	13.605897	14.301174	5.11%	66,580
2019	10.839774	13.605897	25.52%	98,052
2018	12.002473	10.839774	-9.69%	114,986
2017	10.789136	12.002473	11.25%	108,049
2016	9.281638	10.789136	16.24%	118,052
2015*	10.000000	9.281638	-7.18%	130,121

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.897114	15.828049	6.25%	20,570
2019	11.632962	14.897114	28.06%	26,706
2018	12.973652	11.632962	-10.33%	17,568
2017	11.265944	12.973652	15.16%	8,219
2016*	10.000000	11.265944	12.66%	16,946
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.665957	25.042621	41.76%	198,736
2019	13.352750	17.665957	32.30%	244,859
2018	13.581431	13.352750	-1.68%	273,623
2017	10.201150	13.581431	33.14%	419,099
2016	10.273421	10.201150	-0.70%	382,451
2015*	10.000000	10.273421	2.73%	610,794
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	11.704606	11.838388	1.14%	32,214
2019	10.327476	11.704606	13.33%	59,907
2018	10.852528	10.327476	-4.84%	88,139
2017	10.278913	10.852528	5.58%	61,821
2016	9.116893	10.278913	12.75%	59,560
2015*	10.000000	9.116893	-8.83%	59,740
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.846050	11.691916	7.80%	37,321
2019	10.039234	10.846050	8.04%	119,945
2018	10.247677	10.039234	-2.03%	3,220
2017	9.978704	10.247677	2.70%	8,203
2016*	10.000000	9.978704	-0.21%	25,054
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.467325	11.475444	-7.96%	15,961
2019	10.268577	12.467325	21.41%	11,382
2018	11.116885	10.268577	-7.63%	3,290
2017	10.848074	11.116885	2.48%	7,242
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	11.370301	12.032088	5.82%	91,485
2019	10.405456	11.370301	9.27%	90,031
2018	10.843995	10.405456	-4.04%	114,143
2017	10.210460	10.843995	6.20%	80,643
2016	9.571925	10.210460	6.67%	191,122
2015	9.884446	9.571925	-3.16%	32,089

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	17.317856	19.109638	10.35%	23,047
2019	14.631386	17.317856	18.36%	30,257
2018	16.400038	14.631386	-10.78%	30,264
2017	14.830557	16.400038	10.58%	33,555
2016	13.268863	14.830557	11.77%	33,749
2015	14.327004	13.268863	-7.39%	40,293
2014	14.106581	14.327004	1.56%	43,296
2013	11.541588	14.106581	22.22%	48,565
2012	10.134164	11.541588	13.89%	38,364
2011	10.422891	10.134164	-2.77%	38,024
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	13.219719	13.145038	-0.56%	0
2019	11.534712	13.219719	14.61%	201,810
2018	12.206925	11.534712	-5.51%	125,352
2017	11.270788	12.206925	8.31%	163,375
2016	10.009404	11.270788	12.60%	0
2015	10.905411	10.009404	-8.22%	99,307
2014	10.556200	10.905411	3.31%	111,603
2013*	10.000000	10.556200	5.56%	20,032
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	14.522076	13.700510	-5.66%	49,380
2019	11.824478	14.522076	22.81%	59,740
2018	13.488089	11.824478	-12.33%	67,470
2017	12.576981	13.488089	7.24%	74,207
2016	11.353377	12.576981	10.78%	74,469
2015	11.932657	11.353377	-4.85%	73,303
2014	11.431155	11.932657	4.39%	38,672
2013*	10.000000	11.431155	14.31%	24,162
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.764123	9.132834	-6.47%	28,422
2019	9.692614	9.764123	0.74%	36,729
2018	9.629374	9.692614	0.66%	44,612
2017	9.566698	9.629374	0.66%	44,618
2016	9.410924	9.566698	1.66%	34,486
2015*	10.000000	9.410924	-5.89%	25,732
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.778833	12.110061	2.81%	717
2019	10.655985	11.778833	10.54%	1,626
2018	11.280731	10.655985	-5.54%	1,696
2017	10.098988	11.280731	11.70%	2,178
2016	9.801337	10.098988	3.04%	2,996
2015	10.538446	9.801337	-6.99%	1,693
2014	10.266775	10.538446	2.65%	711
2013*	10.000000	10.266775	2.67%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.828699	9.742980	-0.87%	2,398
2019	9.771980	9.828699	0.58%	3,747
2018	9.762817	9.771980	0.09%	18,407
2017	9.763481	9.762817	-0.01%	5,450
2016	9.792624	9.763481	-0.30%	6,818
2015	9.972929	9.792624	-1.81%	32,168
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.111043	10.655564	5.39%	53,578
2019	9.408980	10.111043	7.46%	53,731
2018*	10.000000	9.408980	-5.91%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	6.564117	6.650440	1.32%	25,988
2019	6.146741	6.564117	6.79%	32,829
2018	6.842711	6.146741	-10.17%	25,636
2017	6.373968	6.842711	7.35%	29,294
2016	7.572538	6.373968	-15.83%	37,703
2015	7.788969	7.572538	-2.78%	69,312
2014	7.037178	7.788969	10.68%	20,939
2013	6.946406	7.037178	1.31%	27,452
2012	7.922204	6.946406	-12.32%	24,510
2011	8.779742	7.922204	-9.77%	23,841
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	14.770185	15.304374	3.62%	60,410
2019	14.172250	14.770185	4.22%	66,370
2018	16.485157	14.172250	-14.03%	56,018
2017	14.534455	16.485157	13.42%	62,320
2016	14.622147	14.534455	-0.60%	66,834
2015	14.622977	14.622147	-0.01%	75,456
2014	14.405463	14.622977	1.51%	30,262
2013	12.419591	14.405463	15.99%	30,896
2012	12.043507	12.419591	3.12%	7,987
2011	13.052213	12.043507	-7.73%	19,662
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.190666	9.746326	6.05%	44,258
2019	8.862693	9.190666	3.70%	64,037
2018	9.455330	8.862693	-6.27%	123,484
2017	9.235329	9.455330	2.38%	152,047
2016	9.397363	9.235329	-1.72%	157,178
2015	9.343568	9.397363	0.58%	181,683
2014	9.040593	9.343568	3.35%	117,404
2013	9.006135	9.040593	0.38%	110,791
2012	8.921904	9.006135	0.94%	38,715
2011	8.739110	8.921904	2.09%	22,741

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	11.655759	11.510902	-1.24%	76,666
2019	10.969241	11.655759	6.26%	101,950
2018	11.198927	10.969241	-2.05%	130,467
2017	10.960769	11.198927	2.17%	116,653
2016	10.223686	10.960769	7.21%	398,979
2015	10.278224	10.223686	-0.53%	114,553
2014	10.166268	10.278224	1.10%	45,195
2013*	10.000000	10.166268	1.66%	33,449
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	12.310180	13.370697	8.61%	42,514
2019	10.851078	12.310180	13.45%	56,214
2018	11.779775	10.851078	-7.88%	55,892
2017	10.860665	11.779775	8.46%	49,432
2016	9.862079	10.860665	10.13%	66,099
2015	10.446608	9.862079	-5.60%	49,275
2014	10.007397	10.446608	4.39%	43,148
2013*	10.000000	10.007397	0.07%	7,940
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	17.382224	21.857387	25.75%	52,880
2019	13.390413	17.382224	29.81%	82,201
2018	15.658033	13.390413	-14.48%	83,861
2017	11.631203	15.658033	34.62%	119,670
2016	11.796553	11.631203	-1.40%	86,937
2015	11.522727	11.796553	2.38%	114,165
2014	11.433510	11.522727	0.78%	37,467
2013*	10.000000	11.433510	14.34%	11,953
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	14.869528	16.721429	12.45%	134,300
2019	12.364906	14.869528	20.26%	155,577
2018	13.242569	12.364906	-6.63%	192,445
2017	11.337943	13.242569	16.80%	199,993
2016	11.783695	11.337943	-3.78%	228,554
2015	13.019547	11.783695	-9.49%	281,265
2014	13.917120	13.019547	-6.45%	360,713
2013	11.262704	13.917120	23.57%	230,140
2012	9.570373	11.262704	17.68%	130,222
2011	10.443862	9.570373	-8.36%	122,125
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.340120	10.080670	-2.51%	56,274
2019	8.863064	10.340120	16.67%	66,803
2018	11.021070	8.863064	-19.58%	62,117
2017	8.730717	11.021070	26.23%	69,660
2016	7.319854	8.730717	19.27%	71,718
2015	9.272185	7.319854	-21.06%	46,898
2014	9.846146	9.272185	-5.83%	45,077
2013*	10.000000	9.846146	-1.54%	5,817

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.748307	12.427453	5.78%	26,848
2019	10.434709	11.748307	12.59%	23,333
2018	11.026650	10.434709	-5.37%	24,980
2017	10.298029	11.026650	7.08%	28,269
2016	9.039749	10.298029	13.92%	32,907
2015	9.746633	9.039749	-7.25%	27,817
2014	10.021274	9.746633	-2.74%	14,415
2013*	10.000000	10.021274	0.21%	277,944
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.938221	11.603705	6.08%	8,093
2019	10.217411	10.938221	7.05%	14,750
2018	10.454781	10.217411	-2.27%	6,754
2017	10.192933	10.454781	2.57%	7,244
2016	9.899604	10.192933	2.96%	3,585
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.970018	18.702535	33.88%	26,178
2019	11.592721	13.970018	20.51%	80,879
2018	12.052355	11.592721	-3.81%	3,773
2017	10.935513	12.052355	10.21%	3,221
2016*	10.000000	10.935513	9.36%	1,291
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	13.168746	13.782563	4.66%	9,798
2019	11.666894	13.168746	12.87%	13,245
2018	12.411471	11.666894	-6.00%	19,942
2017	11.365099	12.411471	9.21%	23,679
2016	10.859049	11.365099	4.66%	28,498
2015	11.277393	10.859049	-3.71%	22,422
2014	10.954842	11.277393	2.94%	20,208
2013	10.220431	10.954842	7.19%	17,725
2012	9.472553	10.220431	7.90%	7,137
2011*	10.000000	9.472553	-5.27%	4,851
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	13.123814	13.676858	4.21%	32,823
2019	11.640523	13.123814	12.74%	41,603
2018	12.682096	11.640523	-8.21%	41,929
2017	11.718892	12.682096	8.22%	54,348
2016	10.731382	11.718892	9.20%	48,697
2015	10.996468	10.731382	-2.41%	53,618
2014	10.822841	10.996468	1.60%	35,204
2013	12.011630	10.822841	-9.90%	25,975
2012	10.319350	12.011630	16.40%	7,363
2011*	10.000000	10.319350	3.19%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	13.080954	12.731992	-2.67%	57,521
2019	10.359594	13.080954	26.27%	66,677
2018	11.390052	10.359594	-9.05%	68,713
2017	10.248257	11.390052	11.14%	76,660
2016	9.026591	10.248257	13.53%	80,282
2015	10.614770	9.026591	-14.96%	81,089
2014*	10.000000	10.614770	6.15%	35,848
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	13.769905	11.578293	-15.92%	24,286
2019	11.811590	13.769905	16.58%	32,861
2018	13.030497	11.811590	-9.35%	42,330
2017	12.027433	13.030497	8.34%	40,821
2016	11.810482	12.027433	1.84%	45,174
2015	12.132028	11.810482	-2.65%	39,994
2014	10.790892	12.132028	12.43%	30,767
2013	10.647049	10.790892	1.35%	25,621
2012	8.297462	10.647049	28.32%	13,382
2011*	10.000000	8.297462	-17.03%	1,053
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	13.563554	14.846854	9.46%	20,898
2019	11.665537	13.563554	16.27%	27,375
2018	12.655410	11.665537	-7.82%	25,638
2017	11.050873	12.655410	14.52%	32,992
2016	10.607624	11.050873	4.18%	33,656
2015	11.492315	10.607624	-7.70%	29,952
2014	11.410034	11.492315	0.72%	21,224
2013	9.981973	11.410034	14.31%	14,567
2012	8.890872	9.981973	12.27%	4,274
2011*	10.000000	8.890872	-11.09%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	16.726269	24.901000	48.87%	83,388
2019	12.750887	16.726269	31.18%	86,062
2018	15.496442	12.750887	-17.72%	93,152
2017	12.500012	15.496442	23.97%	58,658
2016	12.978611	12.500012	-3.69%	50,655
2015	13.229489	12.978611	-1.90%	40,016
2014	13.580571	13.229489	-2.59%	19,401
2013	11.358408	13.580571	19.56%	13,678
2012	9.957142	11.358408	14.07%	2,306
2011	11.156584	9.957142	-10.75%	1,695

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.484400	20.443291	10.60%	299,260
2019	15.497578	18.484400	19.27%	302,011
2018	16.517262	15.497578	-6.17%	373,466
2017	14.444520	16.517262	14.35%	350,673
2016	13.419181	14.444520	7.64%	266,554
2015	13.456616	13.419181	-0.28%	195,935
2014	12.979220	13.456616	3.68%	174,478
2013	10.661065	12.979220	21.74%	92,492
2012	9.329975	10.661065	14.27%	3,156
2011*	10.000000	9.329975	-6.70%	4,605
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	11.040454	11.345083	2.76%	76,317
2019	10.241235	11.040454	7.80%	101,567
2018	10.620628	10.241235	-3.57%	92,653
2017	10.114315	10.620628	5.01%	115,585
2016	9.426875	10.114315	7.29%	86,467
2015	9.830330	9.426875	-4.10%	45,348
2014	9.582613	9.830330	2.59%	36,438
2013*	10.000000	9.582613	-4.17%	2,538
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	17.926894	19.535854	8.98%	17,019
2019	14.039330	17.926894	27.69%	29,228
2018	14.218468	14.039330	-1.26%	34,126
2017	11.946170	14.218468	19.02%	21,630
2016	10.860109	11.946170	10.00%	28,877
2015	10.895671	10.860109	-0.33%	30,481
2014*	10.000000	10.895671	8.96%	24,915
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.324082	12.809224	13.11%	0
2019	9.976420	11.324082	13.51%	0
2018	11.038476	9.976420	-9.62%	0
2017	9.438015	11.038476	16.96%	3,545
2016	9.281080	9.438015	1.69%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	19.923624	22.145603	11.15%	74,281
2019	16.276028	19.923624	22.41%	70,299
2018	18.467669	16.276028	-11.87%	68,224
2017	15.610152	18.467669	18.31%	70,665
2016	14.587187	15.610152	7.01%	74,955
2015	15.035544	14.587187	-2.98%	92,354
2014	14.570643	15.035544	3.19%	43,330
2013	11.396019	14.570643	27.86%	43,102
2012	9.935672	11.396019	14.70%	3,340
2011	10.746668	9.935672	-7.55%	467

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.706269	17.011300	8.31%	102,405
2019	13.690123	15.706269	14.73%	152,592
2018	14.786081	13.690123	-7.41%	177,067
2017	13.362368	14.786081	10.65%	214,523
2016	12.752127	13.362368	4.79%	272,350
2015	13.051808	12.752127	-2.30%	266,442
2014	12.672426	13.051808	2.99%	428,357
2013	11.192329	12.672426	13.22%	317,610
2012	10.205513	11.192329	9.67%	18,350
2011	10.475331	10.205513	-2.58%	3,356
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	17.844441	19.642018	10.07%	95,474
2019	15.028490	17.844441	18.74%	98,543
2018	16.572041	15.028490	-9.31%	93,239
2017	14.490858	16.572041	14.36%	106,749
2016	13.672712	14.490858	5.98%	107,577
2015	14.032228	13.672712	-2.56%	86,032
2014	13.572298	14.032228	3.39%	96,597
2013	11.335714	13.572298	19.73%	52,252
2012	10.101421	11.335714	12.22%	551
2011	10.594298	10.101421	-4.65%	744
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.931730	13.739703	6.25%	136,055
2019	11.832797	12.931730	9.29%	46,018
2018	12.303934	11.832797	-3.83%	59,142
2017	11.714402	12.303934	5.03%	68,182
2016	11.339206	11.714402	3.31%	80,696
2015	11.567627	11.339206	-1.97%	58,968
2014	11.335826	11.567627	2.04%	51,373
2013	10.939682	11.335826	3.62%	30,724
2012	10.305684	10.939682	6.15%	75,130
2011	10.290653	10.305684	0.15%	5,617
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.967877	12.414121	3.73%	932
2019	10.644771	11.967877	12.43%	2,696
2018	11.593235	10.644771	-8.18%	2,944
2017	10.229155	11.593235	13.34%	3,182
2016	9.813008	10.229155	4.24%	3,419
2015	10.383061	9.813008	-5.49%	2,182
2014	10.282102	10.383061	0.98%	1,726
2013*	10.000000	10.282102	2.82%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.379215	13.124124	6.02%	290
2019	10.861572	12.379215	13.97%	1,986
2018	11.837077	10.861572	-8.24%	1,980
2017	10.176074	11.837077	16.32%	1,963
2016	9.701835	10.176074	4.89%	1,957
2015	10.328324	9.701835	-6.07%	1,938
2014	10.354127	10.328324	-0.25%	1,933
2013*	10.000000	10.354127	3.54%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.792077	18.354748	9.31%	94,779
2019	14.393078	16.792077	16.67%	125,249
2018	15.688030	14.393078	-8.25%	127,451
2017	13.938915	15.688030	12.55%	130,493
2016	13.223716	13.938915	5.41%	183,328
2015	13.535368	13.223716	-2.30%	184,553
2014	13.107676	13.535368	3.26%	198,653
2013	11.267447	13.107676	16.33%	176,938
2012	10.154316	11.267447	10.96%	46,490
2011	10.528169	10.154316	-3.55%	49,924
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	18.699607	20.729797	10.86%	60,371
2019	15.492227	18.699607	20.70%	80,113
2018	17.337029	15.492227	-10.64%	74,102
2017	14.869123	17.337029	16.60%	77,900
2016	13.994455	14.869123	6.25%	95,838
2015	14.388537	13.994455	-2.74%	104,371
2014	13.934988	14.388537	3.25%	20,155
2013	11.354772	13.934988	22.72%	80,416
2012	10.035123	11.354772	13.15%	10,603
2011	10.659863	10.035123	-5.86%	22,983
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.820247	15.960217	7.69%	96,821
2019	13.130040	14.820247	12.87%	97,647
2018	13.962220	13.130040	-5.96%	84,707
2017	12.866539	13.962220	8.52%	74,840
2016	12.291727	12.866539	4.68%	60,893
2015	12.581324	12.291727	-2.30%	50,403
2014	12.240880	12.581324	2.78%	50,596
2013	11.143449	12.240880	9.85%	9,879
2012	10.254850	11.143449	8.67%	0
2011	10.412543	10.254850	-1.51%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.794447	11.426638	5.86%	226,906
2019	10.084333	10.794447	7.04%	397,559
2018	10.250026	10.084333	-1.62%	289,462
2017	10.065287	10.250026	1.84%	219,032
2016	9.966915	10.065287	0.99%	272,377
2015	10.078783	9.966915	-1.11%	253,952
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.751703	17.52%	19,006
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.768163	12.671605	7.68%	57,627
2019	10.873914	11.768163	8.22%	49,532
2018	11.174751	10.873914	-2.69%	70,055
2017	10.905036	11.174751	2.47%	74,158
2016	10.686219	10.905036	2.05%	87,278
2015	10.877751	10.686219	-1.76%	92,665
2014	10.502744	10.877751	3.57%	80,608
2013	10.858155	10.502744	-3.27%	24,369
2012	10.265261	10.858155	5.78%	3,427
2011*	10.000000	10.265261	2.65%	8,357
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.628632	10.888540	2.45%	9,091
2019	10.098122	10.628632	5.25%	24,107
2018*	10.000000	10.098122	0.98%	917
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	11.793630	13.194935	11.88%	29,238
2019	9.713971	11.793630	21.41%	45,573
2018	11.912438	9.713971	-18.46%	95,330
2017	8.524737	11.912438	39.74%	99,441
2016	8.013936	8.524737	6.37%	75,441
2015	9.660732	8.013936	-17.05%	58,873
2014*	10.000000	9.660732	-3.39%	21,876
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.216827	12.789814	4.69%	0
2019	10.782118	12.216827	13.31%	0
2018	11.256953	10.782118	-4.22%	132
2017	10.677582	11.256953	5.43%	28,497
2016	9.471540	10.677582	12.73%	31,142
2015	9.848213	9.471540	-3.82%	31,143
2014*	10.000000	9.848213	-1.52%	31,144

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.420306	10.915969	4.76%	50,721
2019	9.929591	10.420306	4.94%	26,689
2018	10.060800	9.929591	-1.30%	33,333
2017	9.979789	10.060800	0.81%	49,076
2016	10.031373	9.979789	-0.51%	74,880
2015	10.169411	10.031373	-1.36%	70,739
2014*	10.000000	10.169411	1.69%	40,795
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	9.068051	8.971083	-1.07%	1,743,616
2019	9.044674	9.068051	0.26%	1,061,908
2018	9.056784	9.044674	-0.13%	2,807,661
2017	9.151353	9.056784	-1.03%	1,592,100
2016	9.266687	9.151353	-1.24%	1,222,655
2015	9.383987	9.266687	-1.25%	2,049,515
2014	9.502769	9.383987	-1.25%	1,862,218
2013	9.623055	9.502769	-1.25%	868,212
2012	9.745200	9.623055	-1.25%	1,157,921
2011	9.868210	9.745200	-1.25%	1,552,043
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.973163	12.714287	6.19%	113,300
2019	9.957132	11.973163	20.25%	133,491
2018	11.699497	9.957132	-14.89%	67,680
2017	9.486414	11.699497	23.33%	100,765
2016	9.518335	9.486414	-0.34%	54,041
2015	9.732189	9.518335	-2.20%	34,710
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	14.077507	15.683213	11.41%	59,394
2019	11.521433	14.077507	22.19%	48,128
2018	12.801656	11.521433	-10.00%	49,343
2017	10.945959	12.801656	16.95%	51,788
2016	10.125474	10.945959	8.10%	51,010
2015	10.357020	10.125474	-2.24%	52,920
2014*	10.000000	10.357020	3.57%	64,114
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	12.469760	13.472168	8.04%	90,084
2019	10.948048	12.469760	13.90%	28,901
2018	11.652480	10.948048	-6.05%	45,510
2017	10.617733	11.652480	9.75%	45,634
2016	10.114304	10.617733	4.98%	35,260
2015	10.260150	10.114304	-1.42%	20,503
2014*	10.000000	10.260150	2.60%	17,703

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	13.397599	14.767333	10.22%	47,981
2019	11.311598	13.397599	18.44%	30,259
2018	12.248109	11.311598	-7.65%	27,723
2017	10.802947	12.248109	13.38%	32,130
2016	10.153514	10.802947	6.40%	29,414
2015	10.337020	10.153514	-1.78%	44,531
2014*	10.000000	10.337020	3.37%	41,532
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.341964	11.952296	5.38%	17,343
2019	10.485920	11.341964	8.16%	37,671
2018	10.814394	10.485920	-3.04%	19,763
2017	10.362074	10.814394	4.37%	44,933
2016	10.063787	10.362074	2.96%	37,347
2015	10.164268	10.063787	-0.99%	26,329
2014*	10.000000	10.164268	1.64%	67,118
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.125721	12.520194	3.25%	14,466
2019	10.866719	12.125721	11.59%	14,318
2018	11.661038	10.866719	-6.81%	14,381
2017	10.355303	11.661038	12.61%	14,410
2016	9.919829	10.355303	4.39%	10,526
2015	10.381896	9.919829	-4.45%	11,501
2014	10.261313	10.381896	1.18%	7,045
2013*	10.000000	10.261313	2.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.671959	13.305402	5.00%	15,112
2019	11.134533	12.671959	13.81%	15,584
2018	12.002954	11.134533	-7.24%	15,758
2017	10.391729	12.002954	15.50%	16,106
2016	9.839032	10.391729	5.62%	42,236
2015	10.373874	9.839032	-5.16%	43,879
2014	10.326164	10.373874	0.46%	3,096
2013*	10.000000	10.326164	3.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.983835	14.147864	8.97%	131,204
2019	11.166656	12.983835	16.27%	118,404
2018	11.989807	11.166656	-6.87%	58,866
2017	10.751353	11.989807	11.52%	146,720
2016	10.161262	10.751353	5.81%	58,403
2015	10.324439	10.161262	-1.58%	191,151
2014*	10.000000	10.324439	3.24%	36,708

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.698829	15.195366	10.92%	48,432
2019	11.386715	13.698829	20.31%	35,485
2018	12.497282	11.386715	-8.89%	34,893
2017	10.846053	12.497282	15.22%	35,325
2016	10.124279	10.846053	7.13%	38,327
2015	10.327810	10.124279	-1.97%	23,347
2014*	10.000000	10.327810	3.28%	37,037
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	12.141434	13.015093	7.20%	162,111
2019	10.834315	12.141434	12.06%	189,652
2018	11.397549	10.834315	-4.94%	150,230
2017	10.567986	11.397549	7.85%	134,757
2016	10.124030	10.567986	4.39%	133,930
2015	10.255320	10.124030	-1.28%	134,063
2014*	10.000000	10.255320	2.55%	133,169
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.477141	11.083302	5.79%	5,732
2019*	10.000000	10.477141	4.77%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.778109	12.320786	14.31%	0
2019*	10.000000	10.778109	7.78%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	27.534041	35.324071	28.29%	46,840
2019	21.412099	27.534041	28.59%	46,133
2018	22.436387	21.412099	-4.57%	32,168
2017	17.492878	22.436387	28.26%	29,389
2016	17.368070	17.492878	0.72%	27,348
2015	17.054188	17.368070	1.84%	38,490
2014	15.678914	17.054188	8.77%	16,505
2013	11.812271	15.678914	32.73%	9,022
2012	10.299743	11.812271	14.69%	2,118
2011	10.778258	10.299743	-4.44%	1,434
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.589428	19.417379	17.05%	60,623
2019	12.232636	16.589428	35.62%	43,808
2018	12.582203	12.232636	-2.78%	49,783
2017	10.026892	12.582203	25.48%	33,675
2016	9.826785	10.026892	2.04%	27,314
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.805553	18.06%	80,514

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	14.374313	16.056247	11.70%	86,578
2019	11.584633	14.374313	24.08%	116,836
2018	13.239296	11.584633	-12.50%	117,526
2017	11.579301	13.239296	14.34%	160,649
2016	9.747726	11.579301	18.79%	88,796
2015	10.127786	9.747726	-3.75%	66,569
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	24.307683	23.729074	-2.38%	28,679
2019	19.875774	24.307683	22.30%	40,174
2018	23.177931	19.875774	-14.25%	36,241
2017	20.617291	23.177931	12.42%	63,118
2016	17.753964	20.617291	16.13%	108,701
2015	18.512921	17.753964	-4.10%	72,636
2014	16.020564	18.512921	15.56%	85,493
2013	11.957237	16.020564	33.98%	39,237
2012	10.407717	11.957237	14.89%	2,582
2011	10.789657	10.407717	-3.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	17.665413	24.577469	39.13%	70,580
2019	13.181555	17.665413	34.02%	83,255
2018	14.500723	13.181555	-9.10%	63,419
2017	11.754015	14.500723	23.37%	23,909
2016	10.989704	11.754015	6.95%	13,781
2015	11.045302	10.989704	-0.50%	35,717
2014*	10.000000	11.045302	10.45%	17,871
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	12.877334	13.371550	3.84%	27,762
2019	10.958197	12.877334	17.51%	35,130
2018	13.363233	10.958197	-18.00%	36,366
2017	12.407399	13.363233	7.70%	54,979
2016	9.976774	12.407399	24.36%	76,661
2015	10.750518	9.976774	-7.20%	27,317
2014*	10.000000	10.750518	7.51%	66,777
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	14.742671	17.861608	21.16%	33,897
2019	11.881806	14.742671	24.08%	59,609
2018	13.773212	11.881806	-13.73%	53,117
2017	12.289503	13.773212	12.07%	52,671
2016	10.131409	12.289503	21.30%	33,250
2015	10.430214	10.131409	-2.86%	29,396
2014*	10.000000	10.430214	4.30%	16,103

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.099683	18.028949	11.98%	3,271
2019	12.728489	16.099683	26.49%	4,123
2018	13.570029	12.728489	-6.20%	4,392
2017	11.014189	13.570029	23.20%	13,697
2016*	10.000000	11.014189	10.14%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.935061	13.908099	-6.88%	18,614
2019	11.594222	14.935061	28.81%	35,936
2018	12.238316	11.594222	-5.26%	38,846
2017	11.675554	12.238316	4.82%	19,427
2016	11.031246	11.675554	5.84%	21,042
2015	11.841129	11.031246	-6.84%	28,007
2014	9.323793	11.841129	27.00%	87,625
2013*	10.000000	9.323793	-6.76%	4,324
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	16.311692	19.038346	16.72%	676,279
2019	12.594244	16.311692	29.52%	827,191
2018	13.372130	12.594244	-5.82%	887,328
2017	11.142046	13.372130	20.02%	1,039,999
2016	10.104051	11.142046	10.27%	801,459
2015	10.114313	10.104051	-0.10%	636,416
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.211832	10.369770	1.55%	200,059
2019	9.935031	10.211832	2.79%	159,363
2018	9.979624	9.935031	-0.45%	177,540
2017	9.948495	9.979624	0.31%	88,335
2016	9.829171	9.948495	1.21%	112,366
2015	9.987646	9.829171	-1.59%	99,516
2014	10.064361	9.987646	-0.76%	104,960
2013	10.181007	10.064361	-1.15%	109,534
2012	9.959272	10.181007	2.23%	49,652
2011*	10.000000	9.959272	-0.41%	62,841
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.948347	16.434894	17.83%	50,673
2019	11.303530	13.948347	23.40%	58,297
2018	12.912107	11.303530	-12.46%	78,802
2017	11.451190	12.912107	12.76%	124,951
2016	9.593513	11.451190	19.36%	72,454
2015	10.213576	9.593513	-6.07%	28,574

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	27.087338	42.931472	58.49%	46,452
2019	20.045742	27.087338	35.13%	42,824
2018	21.840227	20.045742	-8.22%	46,851
2017	17.342710	21.840227	25.93%	24,792
2016	16.558912	17.342710	4.73%	19,601
2015	16.826691	16.558912	-1.59%	52,216
2014	16.428588	16.826691	2.42%	23,802
2013	12.002722	16.428588	36.87%	6,668
2012	10.602349	12.002722	13.21%	9,360
2011	11.236421	10.602349	-5.64%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	10.196147	10.900229	6.91%	3,253
2019	8.958239	10.196147	13.82%	3,253
2018	9.732372	8.958239	-7.95%	3,253
2017	9.238001	9.732372	5.35%	3,515
2016	9.415335	9.238001	-1.88%	3,515
2015	10.042693	9.415335	-6.25%	2,141
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	10.983128	11.409913	3.89%	6,910
2019	9.680242	10.983128	13.46%	5,850
2018	10.729440	9.680242	-9.78%	10,548
2017	9.845853	10.729440	8.97%	28,245
2016	9.128903	9.845853	7.85%	30,966
2015	9.978018	9.128903	-8.51%	25,210
2014	10.134311	9.978018	-1.54%	19,872
2013*	10.000000	10.134311	1.34%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	9.907403	10.020522	1.14%	339,026
2019	9.744905	9.907403	1.67%	345,503
2018	10.507704	9.744905	-7.26%	261,595
2017	10.343672	10.507704	1.59%	458,505
2016	9.253488	10.343672	11.78%	590,894
2015	9.681351	9.253488	-4.42%	442,532
2014	9.668340	9.681351	0.13%	257,995
2013*	10.000000	9.668340	-3.32%	70,032
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.231382	13.033653	6.56%	16,045
2019	11.084488	12.231382	10.35%	31,645
2018	11.872242	11.084488	-6.64%	27,158
2017	10.603510	11.872242	11.97%	37,867
2016	9.510077	10.603510	11.50%	37,890
2015	10.604823	9.510077	-10.32%	46,129
2014	10.690441	10.604823	-0.80%	38,087
2013	10.813943	10.690441	-1.14%	56,067
2012	9.538731	10.813943	13.37%	28,411
2011*	10.000000	9.538731	-4.61%	4,310

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	6.147395	6.145131	-0.04%	12,957
2019	5.590610	6.147395	9.96%	22,317
2018	6.598976	5.590610	-15.28%	25,387
2017	6.548218	6.598976	0.78%	29,042
2016	5.772407	6.548218	13.44%	31,851
2015	7.863515	5.772407	-26.59%	34,102
2014	9.785130	7.863515	-19.64%	34,277
2013	11.618735	9.785130	-15.78%	33,305
2012	11.192655	11.618735	3.81%	33,831
2011	12.258830	11.192655	-8.70%	34,833
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.815524	11.181821	3.39%	28,292
2019	10.447457	10.815524	3.52%	38,768
2018	10.483307	10.447457	-0.34%	39,712
2017	10.119215	10.483307	3.60%	35,256
2016	9.793230	10.119215	3.33%	54,100
2015	10.097727	9.793230	-3.02%	49,856
2014	9.933184	10.097727	1.66%	46,794
2013*	10.000000	9.933184	-0.67%	18,108
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	14.782921	15.558662	5.25%	16,340
2019	13.056893	14.782921	13.22%	57,274
2018	13.893498	13.056893	-6.02%	42,347
2017	12.815504	13.893498	8.41%	47,187
2016	11.462698	12.815504	11.80%	49,928
2015	11.889004	11.462698	-3.59%	47,073
2014	11.872733	11.889004	0.14%	56,814
2013	12.933761	11.872733	-8.20%	24,066
2012	11.121883	12.933761	16.29%	35,297
2011	10.603725	11.121883	4.89%	22,122
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.445731	12.433484	8.63%	52,786
2019	10.932549	11.445731	4.69%	63,520
2018	11.567987	10.932549	-5.49%	66,871
2017	10.794226	11.567987	7.17%	90,893
2016	10.515907	10.794226	2.65%	98,148
2015	11.108203	10.515907	-5.33%	110,698
2014	11.011131	11.108203	0.88%	95,191
2013	12.195200	11.011131	-9.71%	80,444
2012	11.556858	12.195200	5.52%	31,085
2011	10.890759	11.556858	6.12%	32,189

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	15.936028	16.620158	4.29%	98,208
2019	14.080293	15.936028	13.18%	160,233
2018	14.662993	14.080293	-3.97%	112,154
2017	13.939919	14.662993	5.19%	194,522
2016	12.563766	13.939919	10.95%	174,521
2015	12.951934	12.563766	-3.00%	234,985
2014	12.705155	12.951934	1.94%	132,105
2013	12.180269	12.705155	4.31%	301,619
2012	10.801586	12.180269	12.76%	482,792
2011	10.595317	10.801586	1.95%	113,907
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	11.012198	11.568988	5.06%	10,575
2019	10.281797	11.012198	7.10%	25,241
2018	10.382938	10.281797	-0.97%	18,460
2017*	10.000000	10.382938	3.83%	16,556
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.741771	11.185309	4.13%	1,292
2019	10.175416	10.741771	5.57%	31,033
2018	10.101301	10.175416	0.73%	6,657
2017*	10.000000	10.101301	1.01%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.284584	12.331679	9.28%	8,107
2019	10.688069	11.284584	5.58%	6,666
2018	11.283750	10.688069	-5.28%	5,677
2017	10.318529	11.283750	9.35%	13,420
2016	10.153975	10.318529	1.62%	7,394
2015	11.077350	10.153975	-8.34%	8,124
2014	11.183910	11.077350	-0.95%	10,510
2013	12.121494	11.183910	-7.73%	14,255
2012	11.664977	12.121494	3.91%	15,717
2011	10.895255	11.664977	7.06%	20,503
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.113671	10.275845	1.60%	169,632
2019	9.854996	10.113671	2.62%	173,744
2018	9.956817	9.854996	-1.02%	290,677
2017	9.957815	9.956817	-0.01%	189,462
2016	9.953626	9.957815	0.04%	233,653
2015	10.058619	9.953626	-1.04%	890,291
2014	10.110297	10.058619	-0.51%	124,701
2013	10.262115	10.110297	-1.48%	74,217
2012	9.827266	10.262115	4.42%	27,164
2011*	10.000000	9.827266	-1.73%	40,094

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.731660	12.573350	7.17%	115,532
2019	10.975021	11.731660	6.89%	152,777
2018	11.185729	10.975021	-1.88%	170,911
2017	10.806383	11.185729	3.51%	271,054
2016	10.667199	10.806383	1.30%	311,134
2015	10.766092	10.667199	-0.92%	180,301
2014	10.466187	10.766092	2.87%	112,265
2013	10.820820	10.466187	-3.28%	88,176
2012	10.007389	10.820820	8.13%	134,779
2011*	10.000000	10.007389	0.07%	24,549
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	15.633242	15.743003	0.70%	0
2019	13.852373	15.633242	12.86%	0
2018	14.608149	13.852373	-5.17%	0
2017	13.822361	14.608149	5.68%	4,162
2016	12.301518	13.822361	12.36%	4,162
2015	13.008214	12.301518	-5.43%	6,191
2014	13.211999	13.008214	-1.54%	6,191
2013	11.966523	13.211999	10.41%	6,371
2012	10.474393	11.966523	14.25%	102,567
2011	10.826497	10.474393	-3.25%	27,813
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	11.807508	15.804888	33.85%	15,143
2019	9.466698	11.807508	24.73%	19,868
2018	11.777299	9.466698	-19.62%	38,122
2017	8.975146	11.777299	31.22%	39,229
2016	9.030658	8.975146	-0.61%	31,526
2015	10.091530	9.030658	-10.51%	29,339
2014	10.382122	10.091530	-2.80%	27,713
2013	9.144427	10.382122	13.53%	24,752
2012	8.019287	9.144427	14.03%	23,565
2011	11.123679	8.019287	-27.91%	10,782
ProFunds - ProFund VP Banks - Q/NQ
2020	21.492375	17.994651	-16.27%	1,449
2019	15.953147	21.492375	34.72%	1,821
2018	19.678084	15.953147	-18.93%	8,172
2017	16.898505	19.678084	16.45%	11,505
2016	13.886213	16.898505	21.69%	23,775
2015	14.123145	13.886213	-1.68%	8,815
2014	12.957383	14.123145	9.00%	684
2013	9.831990	12.957383	31.79%	2,280
2012	7.463517	9.831990	31.73%	20,070
2011*	10.000000	7.463517	-25.36%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	11.089556	12.756250	15.03%	7,694
2019	9.539639	11.089556	16.25%	33,654
2018	11.732954	9.539639	-18.69%	30,977
2017	9.662765	11.732954	21.42%	179,287
2016	8.257819	9.662765	17.01%	185,168
2015	9.714915	8.257819	-15.00%	30,921
2014	9.674735	9.714915	0.42%	32,437
2013	8.272384	9.674735	16.95%	80,084
2012	7.722043	8.272384	7.13%	22,158
2011*	10.000000	7.722043	-22.78%	382
ProFunds - ProFund VP Bear - Q/NQ
2020	2.086327	1.532511	-26.55%	6,713
2019	2.741930	2.086327	-23.91%	7,279
2018	2.668651	2.741930	2.75%	15,135
2017	3.294177	2.668651	-18.99%	18,759
2016	3.836575	3.294177	-14.14%	30,510
2015	4.086323	3.836575	-6.11%	7,414
2014	4.825627	4.086323	-15.32%	14,776
2013	6.653233	4.825627	-27.47%	19,411
2012	8.078346	6.653233	-17.64%	1,385
2011	8.978092	8.078346	-10.02%	6,492
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	30.220883	34.431880	13.93%	23,437
2019	26.278812	30.220883	15.00%	15,077
2018	28.539189	26.278812	-7.92%	25,328
2017	23.583248	28.539189	21.01%	29,435
2016	28.254263	23.583248	-16.53%	21,147
2015	27.697732	28.254263	2.01%	30,660
2014	21.621039	27.697732	28.11%	104,347
2013	13.000133	21.621039	66.31%	35,416
2012	9.356338	13.000133	38.94%	286,311
2011*	10.000000	9.356338	-6.44%	2,204
ProFunds - ProFund VP Bull - Q/NQ
2020	24.046654	27.553386	14.58%	21,417
2019	18.894138	24.046654	27.27%	18,674
2018	20.387942	18.894138	-7.33%	57,288
2017	17.299247	20.387942	17.85%	122,354
2016	15.974441	17.299247	8.29%	259,343
2015	16.251086	15.974441	-1.70%	110,754
2014	14.763642	16.251086	10.08%	51,815
2013	11.521974	14.763642	28.13%	72,596
2012	10.245204	11.521974	12.46%	103,367
2011	10.374545	10.245204	-1.25%	20,887

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	18.782206	24.306842	29.41%	27,962
2019	15.028183	18.782206	24.98%	22,347
2018	17.863778	15.028183	-15.87%	5,603
2017	15.722343	17.863778	13.62%	11,586
2016	15.376033	15.722343	2.25%	15,601
2015	14.948331	15.376033	2.86%	73,667
2014	13.733027	14.948331	8.85%	175,966
2013	10.826479	13.733027	26.85%	11,464
2012	9.889818	10.826479	9.47%	11,872
2011*	10.000000	9.889818	-1.10%	3,530
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	27.105835	34.354193	26.74%	26,557
2019	22.022751	27.105835	23.08%	35,261
2018	22.166678	22.022751	-0.65%	46,548
2017	18.963411	22.166678	16.89%	75,393
2016	18.431422	18.963411	2.89%	112,633
2015	17.828651	18.431422	3.38%	112,082
2014	16.053860	17.828651	11.06%	193,728
2013	11.623022	16.053860	38.12%	69,824
2012	9.639985	11.623022	20.57%	10,382
2011*	10.000000	9.639985	-3.60%	3,003
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	9.790057	12.250986	25.14%	43,307
2019	7.980055	9.790057	22.68%	55,187
2018	9.537975	7.980055	-16.33%	66,976
2017	7.247852	9.537975	31.60%	137,231
2016	6.611458	7.247852	9.63%	123,589
2015	8.101933	6.611458	-18.40%	39,682
2014	8.495056	8.101933	-4.63%	41,856
2013	9.193037	8.495056	-7.59%	19,671
2012	8.735710	9.193037	5.24%	41,832
2011	11.016897	8.735710	-20.71%	120,746
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	13.000436	11.652594	-10.37%	9,506
2019	11.176881	13.000436	16.32%	18,440
2018	13.181610	11.176881	-15.21%	21,323
2017	11.150137	13.181610	18.22%	21,893
2016	10.473016	11.150137	6.47%	15,056
2015	11.900055	10.473016	-11.99%	16,735
2014	13.191388	11.900055	-9.79%	3,581
2013	10.982243	13.191388	20.12%	2,719
2012	9.538547	10.982243	15.14%	12,021
2011	10.601030	9.538547	-10.02%	78

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Financials - Q/NQ
2020	21.812897	21.159081	-3.00%	11,749
2019	16.956263	21.812897	28.64%	35,219
2018	19.171553	16.956263	-11.56%	21,753
2017	16.425803	19.171553	16.72%	93,352
2016	14.423515	16.425803	13.88%	62,963
2015	14.827703	14.423515	-2.73%	308,972
2014	13.297724	14.827703	11.51%	14,091
2013	10.195527	13.297724	30.43%	3,222
2012	8.277686	10.195527	23.17%	4,811
2011*	10.000000	8.277686	-17.22%	0
ProFunds - ProFund VP Health Care - Q/NQ
2020	26.778075	30.260966	13.01%	54,792
2019	22.716524	26.778075	17.88%	51,702
2018	22.028510	22.716524	3.12%	93,520
2017	18.447748	22.028510	19.41%	75,351
2016	19.469784	18.447748	-5.25%	62,206
2015	18.773194	19.469784	3.71%	80,820
2014	15.368612	18.773194	22.15%	85,744
2013	11.135770	15.368612	38.01%	42,755
2012	9.605187	11.135770	15.93%	15,458
2011*	10.000000	9.605187	-3.95%	9,749
ProFunds - ProFund VP Industrials - Q/NQ
2020	21.108017	24.337793	15.30%	27,828
2019	16.380304	21.108017	28.86%	39,394
2018	19.016267	16.380304	-13.86%	20,717
2017	15.732537	19.016267	20.87%	122,948
2016	13.553102	15.732537	16.08%	149,948
2015	14.210737	13.553102	-4.63%	78,723
2014	13.630384	14.210737	4.26%	24,976
2013	9.988447	13.630384	36.46%	72,586
2012	8.735021	9.988447	14.35%	2,428
2011*	10.000000	8.735021	-12.65%	0
ProFunds - ProFund VP International - Q/NQ
2020	12.376028	12.819890	3.59%	5,730
2019	10.507769	12.376028	17.78%	11,948
2018	12.632260	10.507769	-16.82%	69,985
2017	10.502525	12.632260	20.28%	116,726
2016	10.734452	10.502525	-2.16%	72,091
2015	11.267233	10.734452	-4.73%	50,086
2014	12.416614	11.267233	-9.26%	25,605
2013	10.522582	12.416614	18.00%	14,691
2012	9.191529	10.522582	14.48%	15,590
2011	10.865769	9.191529	-15.41%	9,089

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2020	30.084890	44.807866	48.94%	30,875
2019	25.811022	30.084890	16.56%	34,647
2018	24.910506	25.811022	3.62%	46,724
2017	18.540783	24.910506	34.36%	50,482
2016	17.791136	18.540783	4.21%	44,437
2015	14.969558	17.791136	18.85%	75,958
2014	14.990886	14.969558	-0.14%	34,097
2013	10.006293	14.990886	49.81%	21,920
2012	8.460964	10.006293	18.26%	16,467
2011*	10.000000	8.460964	-15.39%	3,092
ProFunds - ProFund VP Japan - Q/NQ
2020	16.304638	18.666223	14.48%	2,899
2019	13.759408	16.304638	18.50%	6,576
2018	15.769385	13.759408	-12.75%	25,450
2017	13.480969	15.769385	16.98%	25,874
2016	13.595077	13.480969	-0.84%	28,332
2015	13.011370	13.595077	4.49%	40,075
2014	12.764284	13.011370	1.94%	33,869
2013	8.719727	12.764284	46.38%	16,195
2012	7.182064	8.719727	21.41%	26,033
2011	8.928055	7.182064	-19.56%	305
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	35.274250	50.706688	43.75%	83,623
2019	26.130324	35.274250	34.99%	92,490
2018	26.967167	26.130324	-3.10%	103,874
2017	20.945953	26.967167	28.75%	100,863
2016	20.151286	20.945953	3.94%	109,447
2015	18.990702	20.151286	6.11%	125,451
2014	16.436007	18.990702	15.54%	110,948
2013	12.395527	16.436007	32.60%	66,537
2012	10.799769	12.395527	14.78%	8,416
2011	10.779340	10.799769	0.19%	9,956
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	9.177603	5.939547	-35.28%	110,933
2019	8.564435	9.177603	7.16%	117,400
2018	10.872204	8.564435	-21.23%	150,215
2017	11.370377	10.872204	-4.38%	149,298
2016	9.271631	11.370377	22.64%	159,162
2015	12.252854	9.271631	-24.33%	142,933
2014	13.920799	12.252854	-11.98%	56,258
2013	11.362014	13.920799	22.52%	52,100
2012	11.182185	11.362014	1.61%	37,573
2011	11.074686	11.182185	0.97%	35,458

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	19.612724	21.791054	11.11%	13,468
2019	17.415701	19.612724	12.62%	6,368
2018	18.802908	17.415701	-7.38%	9,540
2017	17.253290	18.802908	8.98%	9,293
2016	18.148714	17.253290	-4.93%	10,081
2015	17.596575	18.148714	3.14%	38,966
2014	14.929052	17.596575	17.87%	29,036
2013	11.485480	14.929052	29.98%	32,764
2012	10.398470	11.485480	10.45%	5,658
2011*	10.000000	10.398470	3.98%	588
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	4.208694	5.157959	22.55%	44,076
2019	2.919557	4.208694	44.16%	60,021
2018	3.416963	2.919557	-14.56%	56,016
2017	3.286631	3.416963	3.97%	51,797
2016	2.135918	3.286631	53.87%	60,848
2015	3.221229	2.135918	-33.69%	40,194
2014	4.284597	3.221229	-24.82%	50,905
2013	6.992044	4.284597	-38.72%	28,757
2012	8.286126	6.992044	-15.62%	13,100
2011*	10.000000	8.286126	-17.14%	16,392
ProFunds - ProFund VP Real Estate - Q/NQ
2020	16.852880	15.595053	-7.46%	20,049
2019	13.463544	16.852880	25.17%	51,651
2018	14.458635	13.463544	-6.88%	34,249
2017	13.550438	14.458635	6.70%	37,109
2016	12.978595	13.550438	4.41%	51,864
2015	13.100424	12.978595	-0.93%	43,128
2014	10.611529	13.100424	23.45%	53,012
2013	10.735930	10.611529	-1.16%	22,787
2012	9.278706	10.735930	15.71%	17,064
2011*	10.000000	9.278706	-7.21%	12,765
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.628426	1.902557	-27.62%	7,664
2019	3.223003	2.628426	-18.45%	11,828
2018	3.133620	3.223003	2.85%	13,900
2017	3.602015	3.133620	-13.00%	7,664
2016	3.846018	3.602015	-6.34%	20,963
2015	3.957514	3.846018	-2.82%	10,438
2014	5.746453	3.957514	-31.13%	18,930
2013	4.996009	5.746453	15.02%	16,360
2012	5.436422	4.996009	-8.10%	42,836
2011	8.808381	5.436422	-38.28%	3,249

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	31.004636	44.349197	43.04%	13,601
2019	20.962808	31.004636	47.90%	11,331
2018	23.649581	20.962808	-11.36%	17,318
2017	17.666707	23.649581	33.87%	67,719
2016	14.008362	17.666707	26.12%	23,253
2015	14.605695	14.008362	-4.09%	38,264
2014	10.994275	14.605695	32.85%	137,470
2013	8.341141	10.994275	31.81%	5,533
2012	8.814433	8.341141	-5.37%	0
2011*	10.000000	8.814433	-11.86%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	4.159447	2.803033	-32.61%	297
2019	5.331338	4.159447	-21.98%	801
2018	4.795591	5.331338	11.17%	0
2017	6.729855	4.795591	-28.74%	0
2016	8.136155	6.729855	-17.28%	0
2015	7.388149	8.136155	10.12%	0
2014	7.707453	7.388149	-4.14%	0
2013	7.823040	7.707453	-1.48%	0
2012	9.110755	7.823040	-14.13%	3,731
2011	8.337030	9.110755	9.28%	119
ProFunds - ProFund VP Short International - Q/NQ
2020	3.449658	2.829307	-17.98%	1,048
2019	4.230174	3.449658	-18.45%	754
2018	3.709911	4.230174	14.02%	754
2017	4.733555	3.709911	-21.63%	754
2016	5.093671	4.733555	-7.07%	754
2015	5.360901	5.093671	-4.98%	5,618
2014	5.280917	5.360901	1.51%	754
2013	6.770017	5.280917	-22.00%	754
2012	8.586625	6.770017	-21.16%	3,623
2011	8.541117	8.586625	0.53%	106
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.309475	0.739973	-43.49%	1,611
2019	1.843163	1.309475	-28.96%	4,945
2018	1.922110	1.843163	-4.11%	33,480
2017	2.603718	1.922110	-26.18%	16,415
2016	2.931489	2.603718	-11.18%	19,017
2015	3.413920	2.931489	-14.13%	21,623
2014	4.288317	3.413920	-20.39%	11,911
2013	6.151372	4.288317	-30.29%	20,317
2012	7.671316	6.151372	-19.81%	5,635
2011	8.677247	7.671316	-11.59%	282

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2020	30.192872	43.174599	43.00%	76,607
2019	21.059500	30.192872	43.37%	79,569
2018	21.828613	21.059500	-3.52%	45,083
2017	16.351097	21.828613	33.50%	74,588
2016	14.738371	16.351097	10.94%	52,695
2015	14.574806	14.738371	1.12%	78,349
2014	12.495670	14.574806	16.64%	26,424
2013	10.107502	12.495670	23.63%	46,067
2012	9.279262	10.107502	8.93%	14,003
2011*	10.000000	9.279262	-7.21%	4,528
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	13.317127	13.564993	1.86%	4,153
2019	11.750297	13.317127	13.33%	2,577
2018	14.017066	11.750297	-16.17%	3,856
2017	14.501953	14.017066	-3.34%	11,880
2016	12.070919	14.501953	20.14%	11,142
2015	12.040526	12.070919	0.25%	4,942
2014	12.124334	12.040526	-0.69%	6,046
2013	10.955552	12.124334	10.67%	5,055
2012	9.521733	10.955552	15.06%	329,183
2011*	10.000000	9.521733	-4.78%	274
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	17.324863	20.647972	19.18%	2,612
2019	14.840119	17.324863	16.74%	3,314
2018	15.890756	14.840119	-6.61%	17,045
2017	14.697041	15.890756	8.12%	15,104
2016	14.928500	14.697041	-1.55%	3,388
2015	16.021188	14.928500	-6.82%	3,482
2014	11.895022	16.021188	34.69%	6,389
2013	14.891584	11.895022	-20.12%	9,956
2012	14.935242	14.891584	-0.29%	17,777
2011	10.538388	14.935242	41.72%	16,407
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	110.222101	202.780312	83.97%	155,931
2019	62.124732	110.222101	77.42%	15,423
2018	69.621449	62.124732	-10.77%	14,621
2017	41.881527	69.621449	66.23%	15,640
2016	39.043762	41.881527	7.27%	25,563
2015	34.803533	39.043762	12.18%	13,123
2014	25.945404	34.803533	34.14%	17,850
2013	14.674432	25.945404	76.81%	24,930
2012	11.110441	14.674432	32.08%	2,021
2011	11.386795	11.110441	-2.43%	1,964

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.155508	0.043825	-71.82%	147,588
2019	0.318142	0.155508	-51.12%	22,161
2018	0.364441	0.318142	-12.70%	1,471
2017	0.670238	0.364441	-45.63%	1,560
2016	0.850614	0.670238	-21.21%	1,643
2015	1.168103	0.850614	-27.18%	5,566
2014	1.841184	1.168103	-36.56%	30,565
2013	3.629919	1.841184	-49.28%	2,856
2012	5.674888	3.629919	-36.04%	10,096
2011	7.384153	5.674888	-23.15%	2,901
ProFunds - ProFund VP Utilities - Q/NQ
2020	21.054790	20.292610	-3.62%	38,724
2019	17.351958	21.054790	21.34%	79,001
2018	17.080131	17.351958	1.59%	125,866
2017	15.632506	17.080131	9.26%	41,458
2016	13.756062	15.632506	13.64%	49,126
2015	14.883110	13.756062	-7.57%	40,190
2014	11.972472	14.883110	24.31%	46,466
2013	10.699551	11.972472	11.90%	19,083
2012	10.819989	10.699551	-1.11%	9,047
2011*	10.000000	10.819989	8.20%	7,407
Rydex Variable Trust - Banking Fund - Q/NQ
2020	11.377671	10.284459	-9.61%	20,311
2019	8.973762	11.377671	26.79%	22,241
2018	11.246301	8.973762	-20.21%	20,290
2017	10.124329	11.246301	11.08%	26,246
2016	8.056438	10.124329	25.67%	134,575
2015	8.575244	8.056438	-6.05%	21,047
2014	8.396726	8.575244	2.13%	19,015
2013	6.582094	8.396726	27.57%	9,126
2012	5.366070	6.582094	22.66%	4,033
2011	6.987203	5.366070	-23.20%	5,370
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	27.315488	32.302034	18.26%	13,850
2019	22.778958	27.315488	19.92%	6,833
2018	27.944185	22.778958	-18.48%	9,386
2017	23.302108	27.944185	19.92%	20,959
2016	18.031538	23.302108	29.23%	35,246
2015	22.079088	18.031538	-18.33%	8,128
2014	22.772079	22.079088	-3.04%	14,352
2013	22.775805	22.772079	-0.02%	13,895
2012	20.830941	22.775805	9.34%	9,728
2011	25.250373	20.830941	-17.50%	12,730

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	36.214080	43.383038	19.80%	35,641
2019	29.415660	36.214080	23.11%	31,653
2018	32.897240	29.415660	-10.58%	43,676
2017	25.735884	32.897240	27.83%	47,880
2016	32.438805	25.735884	-20.66%	48,068
2015	30.283486	32.438805	7.12%	77,643
2014	23.110700	30.283486	31.04%	36,113
2013	15.176828	23.110700	52.28%	33,024
2012	11.302467	15.176828	34.28%	21,255
2011	10.349198	11.302467	9.21%	14,356
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	2.150196	1.640816	-23.69%	193,574
2019	1.889268	2.150196	13.81%	65,903
2018	2.254258	1.889268	-16.19%	79,254
2017	2.185868	2.254258	3.13%	107,330
2016	2.004894	2.185868	9.03%	119,690
2015	3.066949	2.004894	-34.63%	89,391
2014	4.706511	3.066949	-34.84%	70,056
2013	4.924226	4.706511	-4.42%	82,397
2012	5.057916	4.924226	-2.64%	93,931
2011	5.486341	5.057916	-7.81%	81,945
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	36.753908	39.043796	6.23%	20,329
2019	30.425137	36.753908	20.80%	18,229
2018	35.063190	30.425137	-13.23%	24,545
2017	31.835644	35.063190	10.14%	29,552
2016	30.580986	31.835644	4.10%	33,798
2015	29.153979	30.580986	4.89%	72,899
2014	26.213159	29.153979	11.22%	43,653
2013	20.697485	26.213159	26.65%	25,662
2012	19.221139	20.697485	7.68%	17,767
2011	17.109167	19.221139	12.34%	6,999
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	48.226466	48.447849	0.46%	10,493
2019	33.116704	48.226466	45.63%	10,894
2018	39.102314	33.116704	-15.31%	11,282
2017	24.978713	39.102314	56.54%	12,537
2016	19.349430	24.978713	29.09%	29,359
2015	20.457199	19.349430	-5.42%	234,319
2014	17.735984	20.457199	15.34%	86,284
2013	11.038998	17.735984	60.67%	442,452
2012	9.542892	11.038998	15.68%	65,917
2011	8.858346	9.542892	7.73%	99,497

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	24.610494	37.904032	54.02%	10,704
2019	15.646320	24.610494	57.29%	7,560
2018	18.152009	15.646320	-13.80%	19,573
2017	14.024916	18.152009	29.43%	25,093
2016	11.422000	14.024916	22.79%	29,115
2015	11.328273	11.422000	0.83%	46,932
2014	9.270947	11.328273	22.19%	9,324
2013	6.951529	9.270947	33.37%	1,376
2012	6.966486	6.951529	-0.21%	1,137
2011	8.447271	6.966486	-17.53%	3,145
Rydex Variable Trust - Energy Fund - Q/NQ
2020	14.088558	9.157645	-35.00%	26,720
2019	13.356994	14.088558	5.48%	38,770
2018	18.153706	13.356994	-26.42%	52,931
2017	19.611490	18.153706	-7.43%	74,492
2016	15.117144	19.611490	29.73%	86,643
2015	21.940070	15.117144	-31.10%	60,061
2014	27.302980	21.940070	-19.64%	45,200
2013	22.393290	27.302980	21.92%	37,146
2012	22.145359	22.393290	1.12%	25,855
2011	23.818054	22.145359	-7.02%	27,990
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	7.478524	4.627744	-38.12%	31,804
2019	7.578046	7.478524	-1.31%	23,871
2018	14.120981	7.578046	-46.33%	32,485
2017	17.576195	14.120981	-19.66%	39,494
2016	14.452169	17.576195	21.62%	49,258
2015	21.428010	14.452169	-32.55%	43,344
2014	30.709756	21.428010	-30.22%	34,245
2013	25.101807	30.709756	22.34%	39,761
2012	25.318089	25.101807	-0.85%	19,940
2011	28.264646	25.318089	-10.42%	23,463
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	11.721665	11.602511	-1.02%	2,410
2019	9.242498	11.721665	26.82%	2,570
2018	11.552322	9.242498	-19.99%	4,943
2017	9.096382	11.552322	27.00%	6,808
2016	9.755398	9.096382	-6.76%	1,291
2015	10.643826	9.755398	-8.35%	1,312
2014	12.317185	10.643826	-13.59%	916
2013	10.067593	12.317185	22.34%	1,106
2012	8.380211	10.067593	20.14%	21,658
2011	9.999771	8.380211	-16.20%	1,419

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	16.144509	15.925605	-1.36%	62,960
2019	12.764984	16.144509	26.47%	73,829
2018	14.736977	12.764984	-13.38%	77,261
2017	12.912067	14.736977	14.13%	110,125
2016	11.288507	12.912067	14.38%	127,605
2015	11.906022	11.288507	-5.19%	102,801
2014	10.709528	11.906022	11.17%	64,336
2013	8.502239	10.709528	25.96%	35,854
2012	7.018125	8.502239	21.15%	29,524
2011	8.353507	7.018125	-15.99%	23,627
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	22.492492	27.087355	20.43%	4,637
2019	19.507009	22.492492	15.30%	3,045
2018	20.866335	19.507009	-6.51%	6,677
2017	19.273665	20.866335	8.26%	12,214
2016	19.583321	19.273665	-1.58%	22,269
2015	20.896126	19.583321	-6.28%	24,323
2014	15.714082	20.896126	32.98%	31,625
2013	19.466090	15.714082	-19.27%	7,757
2012	19.138004	19.466090	1.71%	69,059
2011	13.697385	19.138004	39.72%	17,651
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	32.730978	38.359607	17.20%	59,049
2019	27.042584	32.730978	21.03%	66,752
2018	27.049337	27.042584	-0.02%	90,262
2017	22.294347	27.049337	21.33%	98,994
2016	24.999920	22.294347	-10.82%	81,124
2015	24.219261	24.999920	3.22%	115,345
2014	19.680633	24.219261	23.06%	107,415
2013	14.053357	19.680633	40.04%	66,250
2012	12.146719	14.053357	15.70%	24,846
2011	11.749377	12.146719	3.38%	21,260
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	12.519001	12.304700	-1.71%	61,538
2019	11.136504	12.519001	12.41%	43,347
2018	11.376734	11.136504	-2.11%	11,938
2017	10.780170	11.376734	5.53%	12,738
2016	9.779993	10.780170	10.23%	16,345
2015	9.974567	9.779993	-1.95%	17,500

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Internet Fund - Q/NQ
2020	47.418204	75.019735	58.21%	11,628
2019	38.272445	47.418204	23.90%	9,318
2018	40.041476	38.272445	-4.42%	11,064
2017	30.267778	40.041476	32.29%	8,098
2016	29.346939	30.267778	3.14%	8,412
2015	27.425862	29.346939	7.00%	8,814
2014	27.240071	27.425862	0.68%	5,204
2013	18.240292	27.240071	49.34%	8,451
2012	15.479999	18.240292	17.83%	10,864
2011	17.797628	15.479999	-13.02%	4,367
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.207483	0.111126	-46.44%	193,386
2019	0.328787	0.207483	-36.89%	21,292
2018	0.328257	0.328787	0.16%	132,274
2017	0.544510	0.328257	-39.72%	528,522
2016	0.783741	0.544510	-30.52%	107,844
2015	0.862988	0.783741	-9.18%	241,988
2014	1.117053	0.862988	-22.74%	162,487
2013	2.015962	1.117053	-44.59%	78,002
2012	2.632778	2.015962	-23.43%	41,166
2011	3.655826	2.632778	-27.98%	26,663
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.269398	1.768405	-22.08%	6,566
2019	2.650423	2.269398	-14.38%	5,753
2018	2.586161	2.650423	2.48%	70,448
2017	2.874235	2.586161	-10.02%	27,134
2016	2.998706	2.874235	-4.15%	14,814
2015	3.074079	2.998706	-2.45%	56,493
2014	4.145805	3.074079	-25.85%	52,110
2013	3.642416	4.145805	13.82%	152,231
2012	3.932200	3.642416	-7.37%	123,281
2011	5.724291	3.932200	-31.31%	61,535
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.204693	0.893505	-25.83%	0
2019	1.530864	1.204693	-21.31%	186
2018	1.397908	1.530864	9.51%	11,000
2017	1.637352	1.397908	-14.62%	7,352
2016	2.050277	1.637352	-20.14%	6,861
2015	2.099848	2.050277	-2.36%	19,247
2014	2.404356	2.099848	-12.66%	30,876
2013	3.361628	2.404356	-28.48%	8,349
2012	4.169915	3.361628	-19.38%	0
2011	4.556811	4.169915	-8.49%	1,189

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.442841	0.271128	-38.78%	13,336
2019	0.622957	0.442841	-28.91%	13,718
2018	0.648840	0.622957	-3.99%	212,206
2017	0.872064	0.648840	-25.60%	15,072
2016	0.975560	0.872064	-10.61%	14,067
2015	1.133854	0.975560	-13.96%	15,496
2014	1.411100	1.133854	-19.65%	22,908
2013	2.014101	1.411100	-29.94%	11,099
2012	2.507134	2.014101	-19.67%	22,524
2011	2.823268	2.507134	-11.20%	2,415
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	1.112512	0.760144	-31.67%	15,735
2019	1.419190	1.112512	-21.61%	3,524
2018	1.293269	1.419190	9.74%	19,563
2017	1.513768	1.293269	-14.57%	17,605
2016	1.922856	1.513768	-21.28%	29,041
2015	1.945224	1.922856	-1.15%	287,736
2014	2.161065	1.945224	-9.99%	118,959
2013	3.164690	2.161065	-31.71%	42,044
2012	3.915738	3.164690	-19.18%	2,911
2011	4.291956	3.915738	-8.77%	44,841
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.236983	0.915840	-25.96%	33,872
2019	1.624957	1.236983	-23.88%	4,556
2018	1.582867	1.624957	2.66%	125,396
2017	1.939338	1.582867	-18.38%	41,064
2016	2.231787	1.939338	-13.10%	38,950
2015	2.364902	2.231787	-5.63%	96,703
2014	2.799495	2.364902	-15.52%	42,331
2013	3.857945	2.799495	-27.44%	14,167
2012	4.706009	3.857945	-18.02%	8,369
2011	5.239273	4.706009	-10.18%	19,141
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	20.780382	28.824115	38.71%	2,040
2019	15.135998	20.780382	37.29%	1,490
2018	19.893997	15.135998	-23.92%	1,968
2017	13.403180	19.893997	48.43%	4,449
2016	12.467403	13.403180	7.51%	705
2015	11.272915	12.467403	10.60%	1,346
2014	13.495231	11.272915	-16.47%	1,423
2013	8.760303	13.495231	54.05%	2,431
2012	7.386457	8.760303	18.60%	17,390
2011	10.526976	7.386457	-29.83%	919

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	38.741044	46.295417	19.50%	4,959
2019	30.345885	38.741044	27.66%	4,503
2018	35.502348	30.345885	-14.52%	5,688
2017	29.931045	35.502348	18.61%	6,698
2016	27.663151	29.931045	8.20%	8,507
2015	27.928473	27.663151	-0.95%	20,414
2014	26.312112	27.928473	6.14%	7,427
2013	18.709984	26.312112	40.63%	3,668
2012	15.617575	18.709984	19.80%	3,705
2011	15.436433	15.617575	1.17%	3,555
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	54.398474	59.460767	9.31%	3,277
2019	40.472758	54.398474	34.41%	3,581
2018	50.852150	40.472758	-20.41%	3,347
2017	42.054673	50.852150	20.92%	4,874
2016	32.848384	42.054673	28.03%	269,292
2015	35.201099	32.848384	-6.68%	237,381
2014	31.845949	35.201099	10.54%	5,578
2013	21.465723	31.845949	48.36%	10,772
2012	17.484301	21.465723	22.77%	24,953
2011	19.159877	17.484301	-8.75%	3,578
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	103.207227	190.451800	84.53%	170,784
2019	57.901008	103.207227	78.25%	246,690
2018	64.656752	57.901008	-10.45%	265,753
2017	38.629342	64.656752	67.38%	267,172
2016	35.691673	38.629342	8.23%	16,351
2015	31.531452	35.691673	13.19%	42,506
2014	23.379383	31.531452	34.87%	306,969
2013	13.137020	23.379383	77.97%	74,365
2012	9.918897	13.137020	32.44%	52,670
2011	10.112541	9.918897	-1.91%	75,172
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	52.602330	75.300026	43.15%	50,696
2019	38.921099	52.602330	35.15%	70,254
2018	40.142620	38.921099	-3.04%	64,011
2017	31.001311	40.142620	29.49%	62,715
2016	29.621008	31.001311	4.66%	65,675
2015	27.712194	29.621008	6.89%	83,248
2014	23.894295	27.712194	15.98%	48,780
2013	17.974058	23.894295	32.94%	71,368
2012	15.587890	17.974058	15.31%	13,255
2011	15.449711	15.587890	0.89%	12,844

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Nova Fund - Q/NQ
2020	35.901189	42.553748	18.53%	6,336
2019	25.065481	35.901189	43.23%	9,716
2018	28.306251	25.065481	-11.45%	6,175
2017	21.750857	28.306251	30.14%	17,376
2016	19.033025	21.750857	14.28%	26,182
2015	19.413417	19.033025	-1.96%	20,264
2014	16.577812	19.413417	17.10%	20,383
2013	11.267516	16.577812	47.13%	46,012
2012	9.334031	11.267516	20.71%	24,635
2011	9.563578	9.334031	-2.40%	29,396
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	14.943697	19.818680	32.62%	69,490
2019	9.942853	14.943697	50.30%	83,586
2018	12.074615	9.942853	-17.65%	99,550
2017	11.418248	12.074615	5.75%	129,886
2016	6.985557	11.418248	63.46%	104,272
2015	10.159721	6.985557	-31.24%	79,405
2014	12.447742	10.159721	-18.38%	67,127
2013	23.387929	12.447742	-46.78%	65,796
2012	24.696729	23.387929	-5.30%	46,357
2011	32.974651	24.696729	-25.10%	41,790
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	28.954594	26.929158	-7.00%	9,078
2019	23.563631	28.954594	22.88%	15,152
2018	25.751222	23.563631	-8.50%	16,265
2017	24.449328	25.751222	5.32%	17,449
2016	22.476268	24.449328	8.78%	19,699
2015	23.350273	22.476268	-3.74%	23,512
2014	19.540600	23.350273	19.50%	49,175
2013	19.037060	19.540600	2.65%	16,048
2012	16.290226	19.037060	16.86%	16,568
2011	16.130710	16.290226	0.99%	12,568
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	32.869245	46.633586	41.88%	2,268
2019	26.740362	32.869245	22.92%	4,213
2018	27.984832	26.740362	-4.45%	9,321
2017	25.117687	27.984832	11.41%	6,843
2016	25.358600	25.117687	-0.95%	4,391
2015	26.025016	25.358600	-2.56%	8,320
2014	24.254956	26.025016	7.30%	4,022
2013	18.087081	24.254956	34.10%	3,131
2012	15.685797	18.087081	15.31%	3,526
2011	15.084682	15.685797	3.98%	4,786

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	38.691182	45.864910	18.54%	3,973
2019	28.944419	38.691182	33.67%	3,763
2018	36.444502	28.944419	-20.58%	2,612
2017	30.750093	36.444502	18.52%	6,396
2016	23.876339	30.750093	28.79%	10,510
2015	26.592209	23.876339	-10.21%	5,613
2014	25.821641	26.592209	2.98%	5,328
2013	16.490880	25.821641	56.58%	7,675
2012	13.677109	16.490880	20.57%	12,197
2011	15.771742	13.677109	-13.28%	3,695
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	41.960211	48.935426	16.62%	7,759
2019	26.145844	41.960211	60.49%	487,782
2018	31.300577	26.145844	-16.47%	517,801
2017	22.088996	31.300577	41.70%	522,947
2016	18.577383	22.088996	18.90%	517,978
2015	19.129960	18.577383	-2.89%	10,427
2014	15.540638	19.129960	23.10%	519,397
2013	9.327865	15.540638	66.60%	491,287
2012	7.300662	9.327865	27.77%	21,487
2011	7.696795	7.300662	-5.15%	433,561
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	29.287224	36.823974	25.73%	87,005
2019	23.426497	29.287224	25.02%	239,970
2018	25.141000	23.426497	-6.82%	178,224
2017	20.465661	25.141000	22.84%	230,372
2016	20.203385	20.465661	1.30%	265,038
2015	20.240435	20.203385	-0.18%	411,401
2014	18.232194	20.240435	11.01%	330,892
2013	13.064723	18.232194	39.55%	158,001
2012	11.676350	13.064723	11.89%	21,494
2011	11.953953	11.676350	-2.32%	16,479
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	25.156118	22.217790	-11.68%	66,415
2019	20.665529	25.156118	21.73%	207,024
2018	24.143743	20.665529	-14.41%	160,690
2017	21.101223	24.143743	14.42%	182,413
2016	18.201049	21.101223	15.93%	250,039
2015	20.339187	18.201049	-10.51%	107,802
2014	18.564984	20.339187	9.56%	262,296
2013	12.941929	18.564984	43.45%	154,873
2012	10.722637	12.941929	20.70%	42,360
2011	11.213399	10.722637	-4.38%	11,561

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	27.258644	35.118704	28.84%	38,502
2019	23.917660	27.258644	13.97%	57,158
2018	28.439164	23.917660	-15.90%	70,679
2017	24.248573	28.439164	17.28%	78,994
2016	23.909288	24.248573	1.42%	79,760
2015	23.896604	23.909288	0.05%	76,042
2014	24.580741	23.896604	-2.78%	78,321
2013	18.568943	24.580741	32.38%	60,660
2012	16.203326	18.568943	14.60%	23,506
2011	16.516668	16.203326	-1.90%	15,766
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	24.095194	25.558656	6.07%	20,745
2019	19.925277	24.095194	20.93%	21,620
2018	24.905681	19.925277	-20.00%	38,423
2017	22.289480	24.905681	11.74%	48,722
2016	17.512020	22.289480	27.28%	129,211
2015	20.121011	17.512020	-12.97%	27,135
2014	19.092039	20.121011	5.39%	39,994
2013	14.236385	19.092039	34.11%	41,157
2012	12.323523	14.236385	15.52%	9,765
2011	13.440291	12.323523	-8.31%	5,057
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	27.276885	31.180363	14.31%	49,162
2019	24.536908	27.276885	11.17%	51,981
2018	27.315663	24.536908	-10.17%	70,561
2017	23.828209	27.315663	14.64%	77,839
2016	20.329238	23.828209	17.21%	71,443
2015	20.663681	20.329238	-1.62%	58,131
2014	20.925343	20.663681	-1.25%	69,918
2013	14.995904	20.925343	39.54%	101,906
2012	13.729701	14.995904	9.22%	7,449
2011	13.430999	13.729701	2.22%	5,435
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	18.782507	17.440522	-7.14%	15,490
2019	15.761202	18.782507	19.17%	49,310
2018	20.097675	15.761202	-21.58%	78,865
2017	20.407993	20.097675	-1.52%	96,118
2016	15.686697	20.407993	30.10%	140,460
2015	18.373675	15.686697	-14.62%	59,373
2014	18.365207	18.373675	0.05%	85,406
2013	13.020981	18.365207	41.04%	67,625
2012	10.953829	13.020981	18.87%	19,523
2011	12.248971	10.953829	-10.57%	16,256

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	7.286314	6.185359	-15.11%	0
2019	7.053201	7.286314	3.31%	202
2018	6.387850	7.053201	10.42%	13,542
2017	7.854802	6.387850	-18.68%	4,625
2016	7.433486	7.854802	5.67%	4,128
2015	6.640925	7.433486	11.93%	6,703
2014	5.470496	6.640925	21.40%	39,121
2013	5.709242	5.470496	-4.18%	1,961
2012	6.169182	5.709242	-7.46%	8,565
2011	6.525103	6.169182	-5.45%	3,615
Rydex Variable Trust - Technology Fund - Q/NQ
2020	37.720716	55.594392	47.38%	37,333
2019	27.333913	37.720716	38.00%	36,894
2018	28.101627	27.333913	-2.73%	36,528
2017	21.455327	28.101627	30.98%	44,390
2016	19.560336	21.455327	9.69%	30,853
2015	19.589840	19.560336	-0.15%	30,970
2014	17.992608	19.589840	8.88%	20,896
2013	13.457266	17.992608	33.70%	25,917
2012	12.169592	13.457266	10.58%	12,407
2011	13.571940	12.169592	-10.33%	9,157
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	10.633329	11.497406	8.13%	17,921
2019	9.511311	10.633329	11.80%	15,100
2018	10.170962	9.511311	-6.49%	22,333
2017	9.729879	10.170962	4.53%	12,968
2016	8.392179	9.729879	15.94%	12,980
2015	9.111462	8.392179	-7.89%	18,623
2014	8.991633	9.111462	1.33%	14,721
2013	7.751709	8.991633	16.00%	18,069
2012	7.486243	7.751709	3.55%	21,875
2011	8.856342	7.486243	-15.47%	14,364
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	33.300101	46.243436	38.87%	5,258
2019	27.585668	33.300101	20.72%	6,016
2018	34.943287	27.585668	-21.06%	12,499
2017	28.998985	34.943287	20.50%	19,025
2016	25.440472	28.998985	13.99%	20,359
2015	29.986697	25.440472	-15.16%	12,488
2014	24.727992	29.986697	21.27%	15,201
2013	16.623004	24.727992	48.76%	9,801
2012	14.316474	16.623004	16.11%	3,520
2011	16.310980	14.316474	-12.23%	5,256

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	23.087635	21.628993	-6.32%	19,631
2019	19.644552	23.087635	17.53%	30,408
2018	19.169380	19.644552	2.48%	43,438
2017	17.485106	19.169380	9.63%	21,687
2016	15.219317	17.485106	14.89%	29,462
2015	16.636749	15.219317	-8.52%	40,106
2014	13.708881	16.636749	21.36%	85,092
2013	12.217547	13.708881	12.21%	15,842
2012	12.235828	12.217547	-0.15%	22,081
2011	10.654862	12.235828	14.84%	20,533
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	5.566573	6.029776	8.32%	3,356
2019	5.924174	5.566573	-6.04%	3,407
2018	6.789341	5.924174	-12.74%	3,407
2017	5.762163	6.789341	17.83%	4,599
2016	6.391678	5.762163	-9.85%	4,599
2015	7.782247	6.391678	-17.87%	12,236
2014	10.092529	7.782247	-22.89%	5,612
2013	10.516346	10.092529	-4.03%	10,613
2012	10.567208	10.516346	-0.48%	14,985
2011	11.109946	10.567208	-4.89%	10,551
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	11.189499	11.864974	6.04%	77,552
2019	10.673026	11.189499	4.84%	91,812
2018	10.092795	10.673026	5.75%	66,787
2017	9.964683	10.092795	1.29%	64,702
2016	9.849893	9.964683	1.17%	68,286
2015	10.065685	9.849893	-2.14%	53,479
2014	10.054902	10.065685	0.11%	12,138
2013*	10.000000	10.054902	0.55%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.853291	5.708606	17.62%	178,424
2019	4.393299	4.853291	10.47%	78,437
2018	6.203414	4.393299	-29.18%	80,304
2017	6.390232	6.203414	-2.92%	87,613
2016	4.502740	6.390232	41.92%	91,290
2015	6.851397	4.502740	-34.28%	84,919
2014	8.576641	6.851397	-20.12%	68,386
2013	7.857497	8.576641	9.15%	48,585
2012	7.696585	7.857497	2.09%	13,436
2011*	10.000000	7.696585	-23.03%	5,722
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	12.192654	16.691317	36.90%	15,294
2019	8.898895	12.192654	37.01%	26,327
2018	10.803172	8.898895	-17.63%	4,677
2017*	10.000000	10.803172	8.03%	3,111

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.798159	10.497956	-2.78%	22,431
2019*	10.000000	10.798159	7.98%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	15.494050	16.690600	7.72%	0
2019	13.294150	15.494050	16.55%	0
2018	14.407465	13.294150	-7.73%	0
2017	12.637191	14.407465	14.01%	0
2016	12.270888	12.637191	2.99%	0
2015	12.286152	12.270888	-0.12%	0
2014	11.633513	12.286152	5.61%	0
2013	10.147385	11.633513	14.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.813511	8.882261	0.78%	0
2019	7.653642	8.813511	15.15%	0
2018*	10.000000	7.653642	-23.46%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	9.016435	6.656232	-26.18%	0
2019	7.594275	9.016435	18.73%	0
2018	9.504668	7.594275	-20.10%	0
2017	9.720846	9.504668	-2.22%	0
2016	7.001929	9.720846	38.83%	0
2015	11.440030	7.001929	-38.79%	0
2014	10.367578	11.440030	10.34%	0
2013*	10.000000	10.367578	3.68%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	15.563397	16.764988	7.72%	0
2019	11.287534	15.563397	37.88%	0
2018	13.088986	11.287534	-13.76%	0
2017	10.622868	13.088986	23.22%	0
2016	9.977837	10.622868	6.46%	0
2015	10.254555	9.977837	-2.70%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.771123	11.635075	8.02%	0
2019	10.031049	10.771123	7.38%	0
2018	10.469368	10.031049	-4.19%	0
2017	10.241566	10.469368	2.22%	0
2016	9.950027	10.241566	2.93%	0
2015	10.346678	9.950027	-3.83%	0
2014	10.158391	10.346678	1.85%	0
2013	11.257189	10.158391	-9.76%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	13.790040	15.202612	10.24%	0
2019	11.283500	13.790040	22.21%	0
2018	12.288547	11.283500	-8.18%	0
2017	10.343503	12.288547	18.80%	0
2016	9.243592	10.343503	11.90%	0
2015*	10.000000	9.243592	-7.56%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	13.393056	13.334571	-0.44%	0
2019	10.692547	13.393056	25.26%	0
2018	11.937609	10.692547	-10.43%	0
2017	11.132777	11.937609	7.23%	0
2016	9.371176	11.132777	18.80%	0
2015*	10.000000	9.371176	-6.29%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.485526	11.790660	2.66%	0
2019	9.903703	11.485526	15.97%	0
2018	10.830175	9.903703	-8.55%	0
2017	9.750217	10.830175	11.08%	0
2016	9.527679	9.750217	2.34%	0
2015	9.839354	9.527679	-3.17%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	16.092693	20.530820	27.58%	0
2019	12.435712	16.092693	29.41%	0
2018	14.141496	12.435712	-12.06%	0
2017	11.416349	14.141496	23.87%	0
2016	11.367948	11.416349	0.43%	0
2015	11.531598	11.367948	-1.42%	0
2014	11.479196	11.531598	0.46%	0
2013*	10.000000	11.479196	14.79%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.582075	11.325320	7.02%	0
2019	9.832897	10.582075	7.62%	0
2018	10.045751	9.832897	-2.12%	0
2017	9.871500	10.045751	1.77%	0
2016*	10.000000	9.871500	-1.29%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	12.445783	14.032657	12.75%	0
2019	10.412633	12.445783	19.53%	0
2018	11.138405	10.412633	-6.52%	0
2017	9.846462	11.138405	13.12%	0
2016	9.406423	9.846462	4.68%	0
2015	9.935995	9.406423	-5.33%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.665965	14.976928	2.12%	0
2019	11.669612	14.665965	25.68%	0
2018	12.784372	11.669612	-8.72%	0
2017	11.129978	12.784372	14.86%	0
2016*	10.000000	11.129978	11.30%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	14.691937	17.486206	19.02%	0
2019	12.653803	14.691937	16.11%	0
2018	13.886958	12.653803	-8.88%	0
2017	12.385707	13.886958	12.12%	0
2016	12.100648	12.385707	2.36%	0
2015	12.396569	12.100648	-2.39%	0
2014	12.334254	12.396569	0.51%	0
2013	10.933238	12.334254	12.81%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.240345	14.079221	6.34%	0
2019	11.203800	13.240345	18.18%	0
2018	13.477918	11.203800	-16.87%	0
2017	11.881684	13.477918	13.43%	0
2016	10.459835	11.881684	13.59%	0
2015	10.882169	10.459835	-3.88%	0
2014*	10.000000	10.882169	8.82%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.092394	11.626875	4.82%	0
2019	9.654694	11.092394	14.89%	0
2018	10.200443	9.654694	-5.35%	0
2017*	10.000000	10.200443	2.00%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	5.329856	5.177454	-2.86%	0
2019	5.066570	5.329856	5.20%	0
2018	5.817039	5.066570	-12.90%	0
2017	5.811270	5.817039	0.10%	0
2016	5.261141	5.811270	10.46%	0
2015	7.123762	5.261141	-26.15%	0
2014	8.705986	7.123762	-18.17%	0
2013	9.840337	8.705986	-11.53%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.911397	10.973727	0.57%	0
2019	10.334754	10.911397	5.58%	0
2018	10.491312	10.334754	-1.49%	0
2017	10.285782	10.491312	2.00%	0
2016	9.574873	10.285782	7.42%	0
2015*	10.000000	9.574873	-4.25%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.495819	13.544432	29.05%	0
2019	8.239455	10.495819	27.38%	0
2018*	10.000000	8.239455	-17.61%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	14.446710	16.314983	12.93%	0
2019	12.415494	14.446710	16.36%	0
2018	13.341844	12.415494	-6.94%	0
2017	11.895896	13.341844	12.16%	0
2016	11.731216	11.895896	1.40%	0
2015	11.904951	11.731216	-1.46%	0
2014	11.440371	11.904951	4.06%	0
2013	10.059706	11.440371	13.72%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.466204	16.215698	20.42%	0
2019	11.003803	13.466204	22.38%	0
2018	11.679617	11.003803	-5.79%	0
2017	10.200957	11.679617	14.50%	0
2016	9.670504	10.200957	5.49%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	13.509629	14.178417	4.95%	0
2019	10.779450	13.509629	25.33%	0
2018	11.953951	10.779450	-9.83%	0
2017	10.761812	11.953951	11.08%	0
2016	9.272167	10.761812	16.07%	0
2015*	10.000000	9.272167	-7.28%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.814402	15.716250	6.09%	0
2019	11.585966	14.814402	27.87%	0
2018	12.941018	11.585966	-10.47%	0
2017	11.254640	12.941018	14.98%	0
2016*	10.000000	11.254640	12.55%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.540968	24.827700	41.54%	0
2019	13.278445	17.540968	32.10%	0
2018	13.526516	13.278445	-1.83%	0
2017	10.175300	13.526516	32.93%	0
2016	10.262940	10.175300	-0.85%	0
2015*	10.000000	10.262940	2.63%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	11.621811	11.736801	0.99%	0
2019	10.270012	11.621811	13.16%	0
2018	10.808660	10.270012	-4.98%	0
2017	10.252880	10.808660	5.42%	0
2016	9.107590	10.252880	12.58%	0
2015*	10.000000	9.107590	-8.92%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.785822	11.609355	7.64%	0
2019	9.998662	10.785822	7.87%	0
2018	10.221874	9.998662	-2.18%	0
2017	9.968679	10.221874	2.54%	0
2016*	10.000000	9.968679	-0.31%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.382930	11.380426	-8.10%	0
2019	10.214581	12.382930	21.23%	0
2018	11.075359	10.214581	-7.77%	0
2017	10.823949	11.075359	2.32%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	11.281829	11.920337	5.66%	0
2019	10.340192	11.281829	9.11%	0
2018	10.792465	10.340192	-4.19%	0
2017	10.177351	10.792465	6.04%	0
2016	9.555352	10.177351	6.51%	0
2015	9.882347	9.555352	-3.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	17.065342	18.802402	10.18%	0
2019	14.439970	17.065342	18.18%	0
2018	16.210262	14.439970	-10.92%	0
2017	14.681163	16.210262	10.42%	0
2016	13.155124	14.681163	11.60%	0
2015	14.225810	13.155124	-7.53%	0
2014	14.028272	14.225810	1.41%	0
2013	11.494965	14.028272	22.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	13.086406	12.992710	-0.72%	0
2019	11.435768	13.086406	14.43%	0
2018	12.120740	11.435768	-5.65%	0
2017	11.208167	12.120740	8.14%	0
2016	9.968886	11.208167	12.43%	0
2015	10.877804	9.968886	-8.36%	0
2014	10.545494	10.877804	3.15%	0
2013*	10.000000	10.545494	5.45%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	14.375601	13.541703	-5.80%	0
2019	11.723016	14.375601	22.63%	0
2018	13.392816	11.723016	-12.47%	0
2017	12.507085	13.392816	7.08%	0
2016	11.307418	12.507085	10.61%	0
2015	11.902445	11.307418	-5.00%	0
2014	11.419563	11.902445	4.23%	0
2013*	10.000000	11.419563	14.20%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.695063	9.054467	-6.61%	0
2019	9.638695	9.695063	0.58%	0
2018	9.590464	9.638695	0.50%	0
2017	9.542503	9.590464	0.50%	0
2016	9.401362	9.542503	1.50%	0
2015*	10.000000	9.401362	-5.99%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.669452	11.979381	2.66%	0
2019	10.573080	11.669452	10.37%	0
2018	11.210098	10.573080	-5.68%	0
2017	10.050970	11.210098	11.53%	0
2016	9.769534	10.050970	2.88%	0
2015	10.520244	9.769534	-7.14%	0
2014	10.264639	10.520244	2.49%	0
2013*	10.000000	10.264639	2.65%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.752190	9.652453	-1.02%	0
2019	9.710664	9.752190	0.43%	0
2018	9.716402	9.710664	-0.06%	0
2017	9.731782	9.716402	-0.16%	0
2016	9.775679	9.731782	-0.45%	0
2015	9.970817	9.775679	-1.96%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.085434	10.612433	5.23%	0
2019	9.399426	10.085434	7.30%	0
2018*	10.000000	9.399426	-6.01%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	6.454767	6.529712	1.16%	0
2019	6.053545	6.454767	6.63%	0
2018	6.749277	6.053545	-10.31%	0
2017	6.296465	6.749277	7.19%	0
2016	7.491822	6.296465	-15.96%	0
2015	7.717658	7.491822	-2.93%	0
2014	6.983358	7.717658	10.51%	0
2013	6.903761	6.983358	1.15%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	14.378757	14.876163	3.46%	0
2019	13.817656	14.378757	4.06%	0
2018	16.097291	13.817656	-14.16%	0
2017	14.214008	16.097291	13.25%	0
2016	14.321461	14.214008	-0.75%	0
2015	14.344059	14.321461	-0.16%	0
2014	14.152204	14.344059	1.36%	0
2013	12.219804	14.152204	15.81%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.995926	9.525309	5.88%	0
2019	8.688108	8.995926	3.54%	0
2018	9.283242	8.688108	-6.41%	0
2017	9.080995	9.283242	2.23%	0
2016	9.254344	9.080995	-1.87%	0
2015	9.215367	9.254344	0.42%	0
2014	8.930108	9.215367	3.19%	0
2013	8.909603	8.930108	0.23%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	11.538198	11.377491	-1.39%	0
2019	10.875114	11.538198	6.10%	0
2018	11.119826	10.875114	-2.20%	0
2017	10.899878	11.119826	2.02%	0
2016	10.182306	10.899878	7.05%	0
2015	10.252188	10.182306	-0.68%	0
2014	10.155942	10.252188	0.95%	0
2013*	10.000000	10.155942	1.56%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	12.195855	13.226410	8.45%	0
2019	10.766651	12.195855	13.27%	0
2018	11.706008	10.766651	-8.02%	0
2017	10.809024	11.706008	8.30%	0
2016	9.830075	10.809024	9.96%	0
2015	10.428559	9.830075	-5.74%	0
2014	10.005314	10.428559	4.23%	0
2013*	10.000000	10.005314	0.05%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	17.206913	21.604092	25.55%	0
2019	13.275515	17.206913	29.61%	0
2018	15.547442	13.275515	-14.61%	0
2017	11.566558	15.547442	34.42%	0
2016	11.748796	11.566558	-1.55%	0
2015	11.493538	11.748796	2.22%	0
2014	11.421904	11.493538	0.63%	0
2013*	10.000000	11.421904	14.22%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	14.652681	16.452562	12.28%	0
2019	12.203117	14.652681	20.07%	0
2018	13.089293	12.203117	-6.77%	0
2017	11.223703	13.089293	16.62%	0
2016	11.682672	11.223703	-3.93%	0
2015	12.927572	11.682672	-9.63%	0
2014	13.839838	12.927572	-6.59%	0
2013	11.217187	13.839838	23.38%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.235839	9.963829	-2.66%	0
2019	8.787028	10.235839	16.49%	0
2018	10.943252	8.787028	-19.70%	0
2017	8.682196	10.943252	26.04%	0
2016	7.290203	8.682196	19.09%	0
2015	9.248700	7.290203	-21.18%	0
2014	9.836154	9.248700	-5.97%	0
2013*	10.000000	9.836154	-1.64%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.629786	12.283392	5.62%	0
2019	10.345152	11.629786	12.42%	0
2018	10.948747	10.345152	-5.51%	0
2017	10.240791	10.948747	6.91%	0
2016	9.003140	10.240791	13.75%	0
2015	9.721937	9.003140	-7.39%	0
2014	10.011100	9.721937	-2.89%	0
2013*	10.000000	10.011100	0.11%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.864190	11.507667	5.92%	0
2019	10.163688	10.864190	6.89%	0
2018	10.415719	10.163688	-2.42%	0
2017	10.170248	10.415719	2.41%	0
2016	9.892552	10.170248	2.81%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.892447	18.570475	33.67%	0
2019	11.545886	13.892447	20.32%	0
2018	12.022028	11.545886	-3.96%	0
2017	10.924541	12.022028	10.05%	0
2016*	10.000000	10.924541	9.25%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	12.996413	13.581526	4.50%	0
2019	11.531731	12.996413	12.70%	0
2018	12.286443	11.531731	-6.14%	0
2017	11.267672	12.286443	9.04%	0
2016	10.782294	11.267672	4.50%	0
2015	11.214720	10.782294	-3.86%	0
2014	10.910527	11.214720	2.79%	0
2013	10.194575	10.910527	7.02%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	12.952102	13.477411	4.06%	0
2019	11.505687	12.952102	12.57%	0
2018	12.554369	11.505687	-8.35%	0
2017	11.618453	12.554369	8.06%	0
2016	10.655536	11.618453	9.04%	0
2015	10.935366	10.655536	-2.56%	0
2014	10.779081	10.935366	1.45%	0
2013	11.981274	10.779081	-10.03%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.968722	12.603549	-2.82%	0
2019	10.286331	12.968722	26.08%	0
2018	11.326816	10.286331	-9.19%	0
2017	10.206813	11.326816	10.97%	0
2016	9.003720	10.206813	13.36%	0
2015	10.604001	9.003720	-15.09%	0
2014*	10.000000	10.604001	6.04%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	13.589698	11.409389	-16.04%	0
2019	11.674742	13.589698	16.40%	0
2018	12.899245	11.674742	-9.49%	0
2017	11.924345	12.899245	8.18%	0
2016	11.726999	11.924345	1.68%	0
2015	12.064603	11.726999	-2.80%	0
2014	10.747243	12.064603	12.26%	0
2013	10.620117	10.747243	1.20%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	13.386033	14.630269	9.30%	0
2019	11.530369	13.386033	16.09%	0
2018	12.527916	11.530369	-7.96%	0
2017	10.956121	12.527916	14.35%	0
2016	10.532630	10.956121	4.02%	0
2015	11.428429	10.532630	-7.84%	0
2014	11.363878	11.428429	0.57%	0
2013	9.956713	11.363878	14.13%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	16.482367	24.500663	48.65%	0
2019	12.584061	16.482367	30.98%	0
2018	15.317129	12.584061	-17.84%	0
2017	12.374099	15.317129	23.78%	0
2016	12.867376	12.374099	-3.83%	0
2015	13.136062	12.867376	-2.05%	0
2014	13.505181	13.136062	-2.73%	0
2013	11.312531	13.505181	19.38%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.242496	20.145103	10.43%	0
2019	15.318027	18.242496	19.09%	0
2018	16.350882	15.318027	-6.32%	0
2017	14.320700	16.350882	14.18%	0
2016	13.324325	14.320700	7.48%	0
2015	13.381820	13.324325	-0.43%	0
2014	12.926727	13.381820	3.52%	0
2013	10.634097	12.926727	21.56%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.929100	11.213602	2.60%	0
2019	10.153360	10.929100	7.64%	0
2018	10.545612	10.153360	-3.72%	0
2017	10.058108	10.545612	4.85%	0
2016	9.388702	10.058108	7.13%	0
2015	9.805426	9.388702	-4.25%	0
2014	9.572867	9.805426	2.43%	0
2013*	10.000000	9.572867	-4.27%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	17.772649	19.338332	8.81%	0
2019	13.939710	17.772649	27.50%	0
2018	14.139182	13.939710	-1.41%	0
2017	11.897558	14.139182	18.84%	0
2016	10.832321	11.897558	9.83%	0
2015	10.884325	10.832321	-0.48%	0
2014*	10.000000	10.884325	8.84%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.247404	12.703185	12.94%	0
2019	9.923940	11.247404	13.34%	0
2018	10.997228	9.923940	-9.76%	0
2017	9.417005	10.997228	16.78%	0
2016	9.274464	9.417005	1.54%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	19.633124	21.789563	10.98%	0
2019	16.063104	19.633124	22.22%	0
2018	18.253974	16.063104	-12.00%	0
2017	15.452916	18.253974	18.13%	0
2016	14.462162	15.452916	6.85%	0
2015	14.929348	14.462162	-3.13%	0
2014	14.489748	14.929348	3.03%	0
2013	11.349977	14.489748	27.66%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.477277	16.737833	8.14%	0
2019	13.511043	15.477277	14.55%	0
2018	14.615002	13.511043	-7.55%	0
2017	13.227791	14.615002	10.49%	0
2016	12.642840	13.227791	4.63%	0
2015	12.959638	12.642840	-2.44%	0
2014	12.602071	12.959638	2.84%	0
2013	11.147118	12.602071	13.05%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	17.584256	19.326231	9.91%	0
2019	14.831883	17.584256	18.56%	0
2018	16.380273	14.831883	-9.45%	0
2017	14.344883	16.380273	14.19%	0
2016	13.555514	14.344883	5.82%	0
2015	13.933123	13.555514	-2.71%	0
2014	13.496938	13.933123	3.23%	0
2013	11.289919	13.496938	19.55%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.743162	13.518799	6.09%	0
2019	11.677985	12.743162	9.12%	0
2018	12.161540	11.677985	-3.98%	0
2017	11.596384	12.161540	4.87%	0
2016	11.242003	11.596384	3.15%	0
2015	11.485916	11.242003	-2.12%	0
2014	11.272879	11.485916	1.89%	0
2013	10.895478	11.272879	3.46%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.856742	12.280164	3.57%	0
2019	10.561967	11.856742	12.26%	0
2018	11.520657	10.561967	-8.32%	0
2017	10.180528	11.520657	13.16%	0
2016	9.781177	10.180528	4.08%	0
2015	10.365133	9.781177	-5.63%	0
2014	10.279964	10.365133	0.83%	0
2013*	10.000000	10.279964	2.80%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.264297	12.982549	5.86%	0
2019	10.777108	12.264297	13.80%	0
2018	11.763015	10.777108	-8.38%	0
2017	10.127725	11.763015	16.15%	0
2016	9.670374	10.127725	4.73%	0
2015	10.310495	9.670374	-6.21%	0
2014	10.351978	10.310495	-0.40%	0
2013*	10.000000	10.351978	3.52%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.547285	18.059705	9.14%	0
2019	14.204829	16.547285	16.49%	0
2018	15.506527	14.204829	-8.39%	0
2017	13.798543	15.506527	12.38%	0
2016	13.110391	13.798543	5.25%	0
2015	13.439801	13.110391	-2.45%	0
2014	13.034921	13.439801	3.11%	0
2013	11.221944	13.034921	16.16%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	18.426898	20.396462	10.69%	0
2019	15.289510	18.426898	20.52%	0
2018	17.136375	15.289510	-10.78%	0
2017	14.719310	17.136375	16.42%	0
2016	13.874473	14.719310	6.09%	0
2015	14.286885	13.874473	-2.89%	0
2014	13.857592	14.286885	3.10%	0
2013	11.308875	13.857592	22.54%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.604102	15.703553	7.53%	0
2019	12.958224	14.604102	12.70%	0
2018	13.800612	12.958224	-6.10%	0
2017	12.736902	13.800612	8.35%	0
2016	12.186342	12.736902	4.52%	0
2015	12.492443	12.186342	-2.45%	0
2014	12.172893	12.492443	2.63%	0
2013	11.098418	12.172893	9.68%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.710434	11.320480	5.70%	0
2019	10.021058	10.710434	6.88%	0
2018	10.201282	10.021058	-1.77%	0
2017	10.032622	10.201282	1.68%	0
2016	9.949645	10.032622	0.83%	0
2015	10.076643	9.949645	-1.26%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.748001	17.48%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.614156	12.486789	7.51%	0
2019	10.747934	11.614156	8.06%	0
2018	11.062167	10.747934	-2.84%	0
2017	10.811550	11.062167	2.32%	0
2016	10.610690	10.811550	1.89%	0
2015	10.817307	10.610690	-1.91%	0
2014	10.460277	10.817307	3.41%	0
2013	10.830700	10.460277	-3.42%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.601707	10.844457	2.29%	0
2019	10.087864	10.601707	5.09%	0
2018*	10.000000	10.087864	0.88%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	11.692131	13.061493	11.71%	0
2019	9.645032	11.692131	21.22%	0
2018	11.846018	9.645032	-18.58%	0
2017	8.490033	11.846018	39.53%	0
2016	7.993420	8.490033	6.21%	0
2015	9.650678	7.993420	-17.17%	0
2014*	10.000000	9.650678	-3.49%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.111699	12.660494	4.53%	0
2019	10.705593	12.111699	13.13%	0
2018	11.194157	10.705593	-4.36%	0
2017	10.634115	11.194157	5.27%	0
2016	9.447303	10.634115	12.56%	0
2015	9.837957	9.447303	-3.97%	0
2014*	10.000000	9.837957	-1.62%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.330638	10.805606	4.60%	0
2019	9.859120	10.330638	4.78%	0
2018	10.004679	9.859120	-1.45%	0
2017	9.939179	10.004679	0.66%	0
2016	10.005704	9.939179	-0.66%	0
2015	10.158826	10.005704	-1.51%	0
2014*	10.000000	10.158826	1.59%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	8.930517	8.821600	-1.22%	0
2019	8.921041	8.930517	0.11%	0
2018	8.946655	8.921041	-0.29%	0
2017	9.053783	8.946655	-1.18%	0
2016	9.181794	9.053783	-1.39%	0
2015	9.312165	9.181794	-1.40%	0
2014	9.444386	9.312165	-1.40%	0
2013	9.578483	9.444386	-1.40%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.879963	12.596157	6.03%	0
2019	9.894646	11.879963	20.06%	0
2018	11.643886	9.894646	-15.02%	0
2017	9.455639	11.643886	23.14%	0
2016	9.501846	9.455639	-0.49%	0
2015	9.730121	9.501846	-2.35%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.956384	15.524665	11.24%	0
2019	11.439667	13.956384	22.00%	0
2018	12.730252	11.439667	-10.14%	0
2017	10.901413	12.730252	16.78%	0
2016	10.099566	10.901413	7.94%	0
2015	10.346247	10.099566	-2.38%	0
2014*	10.000000	10.346247	3.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	12.362477	13.335978	7.87%	0
2019	10.870349	12.362477	13.73%	0
2018	11.587487	10.870349	-6.19%	0
2017	10.574520	11.587487	9.58%	0
2016	10.088424	10.574520	4.82%	0
2015	10.249471	10.088424	-1.57%	0
2014*	10.000000	10.249471	2.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	13.282350	14.618069	10.06%	0
2019	11.231348	13.282350	18.26%	0
2018	12.179821	11.231348	-7.79%	0
2017	10.759005	12.179821	13.21%	0
2016	10.127538	10.759005	6.24%	0
2015	10.326263	10.127538	-1.92%	0
2014*	10.000000	10.326263	3.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.244384	11.831473	5.22%	0
2019	10.411507	11.244384	8.00%	0
2018	10.754090	10.411507	-3.19%	0
2017	10.319918	10.754090	4.21%	0
2016	10.038054	10.319918	2.81%	0
2015	10.153691	10.038054	-1.14%	0
2014*	10.000000	10.153691	1.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.013133	12.385109	3.10%	0
2019	10.782195	12.013133	11.42%	0
2018	11.588047	10.782195	-6.95%	0
2017	10.306081	11.588047	12.44%	0
2016	9.887657	10.306081	4.23%	0
2015	10.363973	9.887657	-4.60%	0
2014	10.259181	10.363973	1.02%	0
2013*	10.000000	10.259181	2.59%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.554338	13.161888	4.84%	0
2019	11.047960	12.554338	13.63%	0
2018	11.927846	11.047960	-7.38%	0
2017	10.342356	11.927846	15.33%	0
2016	9.807132	10.342356	5.46%	0
2015	10.355966	9.807132	-5.30%	0
2014	10.324016	10.355966	0.31%	0
2013*	10.000000	10.324016	3.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.872119	14.004843	8.80%	0
2019	11.087411	12.872119	16.10%	0
2018	11.922941	11.087411	-7.01%	0
2017	10.707602	11.922941	11.35%	0
2016	10.135262	10.707602	5.65%	0
2015	10.313695	10.135262	-1.73%	0
2014*	10.000000	10.313695	3.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.580942	15.041734	10.76%	0
2019	11.305894	13.580942	20.12%	0
2018	12.427565	11.305894	-9.03%	0
2017	10.801904	12.427565	15.05%	0
2016	10.098368	10.801904	6.97%	0
2015	10.317046	10.098368	-2.12%	0
2014*	10.000000	10.317046	3.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	12.036972	12.883513	7.03%	0
2019	10.757433	12.036972	11.89%	0
2018	11.334000	10.757433	-5.09%	0
2017	10.525001	11.334000	7.69%	0
2016	10.098140	10.525001	4.23%	0
2015	10.244658	10.098140	-1.43%	0
2014*	10.000000	10.244658	2.45%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.466509	11.055233	5.62%	0
2019*	10.000000	10.466509	4.67%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.767148	12.289583	14.14%	0
2019*	10.000000	10.767148	7.67%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	27.132628	34.756273	28.10%	0
2019	21.132022	27.132628	28.40%	0
2018	22.176804	21.132022	-4.71%	0
2017	17.316684	22.176804	28.07%	0
2016	17.219216	17.316684	0.57%	0
2015	16.933739	17.219216	1.69%	0
2014	15.591866	16.933739	8.61%	0
2013	11.764544	15.591866	32.53%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.477152	19.256677	16.87%	0
2019	12.168312	16.477152	35.41%	0
2018	12.535190	12.168312	-2.93%	0
2017	10.004576	12.535190	25.29%	0
2016	9.819786	10.004576	1.88%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.800131	18.00%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	14.262496	15.907158	11.53%	0
2019	11.511994	14.262496	23.89%	0
2018	13.176418	11.511994	-12.63%	0
2017	11.541773	13.176418	14.16%	0
2016	9.730862	11.541773	18.61%	0
2015	10.125634	9.730862	-3.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.953268	23.347564	-2.53%	0
2019	19.615766	23.953268	22.11%	0
2018	22.909760	19.615766	-14.38%	0
2017	20.409647	22.909760	12.25%	0
2016	17.601816	20.409647	15.95%	0
2015	18.382188	17.601816	-4.25%	0
2014	15.931619	18.382188	15.38%	0
2013	11.908926	15.931619	33.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	17.513429	24.329054	38.92%	0
2019	13.088014	17.513429	33.81%	0
2018	14.419865	13.088014	-9.24%	0
2017	11.706195	14.419865	23.18%	0
2016	10.961604	11.706195	6.79%	0
2015	11.033813	10.961604	-0.65%	0
2014*	10.000000	11.033813	10.34%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	12.766524	13.236352	3.68%	0
2019	10.880424	12.766524	17.33%	0
2018	13.288706	10.880424	-18.12%	0
2017	12.356911	13.288706	7.54%	0
2016	9.951248	12.356911	24.17%	0
2015	10.739337	9.951248	-7.34%	0
2014*	10.000000	10.739337	7.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	14.615798	17.681011	20.97%	0
2019	11.797477	14.615798	23.89%	0
2018	13.696401	11.797477	-13.86%	0
2017	12.239505	13.696401	11.90%	0
2016	10.105493	12.239505	21.12%	0
2015	10.419361	10.105493	-3.01%	0
2014*	10.000000	10.419361	4.19%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	16.010263	17.901589	11.81%	0
2019	12.677044	16.010263	26.29%	0
2018	13.535871	12.677044	-6.34%	0
2017	11.003122	13.535871	23.02%	0
2016*	10.000000	11.003122	10.03%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.784448	13.746909	-7.02%	0
2019	11.494753	14.784448	28.62%	0
2018	12.151903	11.494753	-5.41%	0
2017	11.610693	12.151903	4.66%	0
2016	10.986581	11.610693	5.68%	0
2015	11.811143	10.986581	-6.98%	0
2014	9.314315	11.811143	26.81%	0
2013*	10.000000	9.314315	-6.86%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	16.184732	18.861470	16.54%	0
2019	12.515229	16.184732	29.32%	0
2018	13.308565	12.515229	-5.96%	0
2017	11.105907	13.308565	19.83%	0
2016	10.086558	11.105907	10.11%	0
2015	10.112165	10.086558	-0.25%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.078190	10.218514	1.39%	0
2019	9.819922	10.078190	2.63%	0
2018	9.879083	9.819922	-0.60%	0
2017	9.863204	9.879083	0.16%	0
2016	9.759672	9.863204	1.06%	0
2015	9.932130	9.759672	-1.74%	0
2014	10.023642	9.932130	-0.91%	0
2013	10.155257	10.023642	-1.30%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.839777	16.282214	17.65%	0
2019	11.232606	13.839777	23.21%	0
2018	12.850740	11.232606	-12.59%	0
2017	11.414060	12.850740	12.59%	0
2016	9.576898	11.414060	19.18%	0
2015	10.211401	9.576898	-6.21%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	26.692363	42.241291	58.25%	0
2019	19.783495	26.692363	34.92%	0
2018	21.587504	19.783495	-8.36%	0
2017	17.168008	21.587504	25.74%	0
2016	16.416965	17.168008	4.57%	0
2015	16.707833	16.416965	-1.74%	0
2014	16.337365	16.707833	2.27%	0
2013	11.954221	16.337365	36.67%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	10.116814	10.798982	6.74%	0
2019	8.902050	10.116814	13.65%	0
2018	9.686123	8.902050	-8.09%	0
2017	9.208039	9.686123	5.19%	0
2016	9.399035	9.208039	-2.03%	0
2015	10.040562	9.399035	-6.39%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	10.881136	11.286784	3.73%	0
2019	9.604940	10.881136	13.29%	0
2018	10.662267	9.604940	-9.92%	0
2017	9.799047	10.662267	8.81%	0
2016	9.099286	9.799047	7.69%	0
2015	9.960791	9.099286	-8.65%	0
2014	10.132202	9.960791	-1.69%	0
2013*	10.000000	10.132202	1.32%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	9.807500	9.904411	0.99%	0
2019	9.661302	9.807500	1.51%	0
2018	10.433500	9.661302	-7.40%	0
2017	10.286194	10.433500	1.43%	0
2016	9.216023	10.286194	11.61%	0
2015	9.656831	9.216023	-4.56%	0
2014	9.658517	9.656831	-0.02%	0
2013*	10.000000	9.658517	-3.41%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.071314	12.843549	6.40%	0
2019	10.956067	12.071314	10.18%	0
2018	11.752650	10.956067	-6.78%	0
2017	10.512610	11.752650	11.80%	0
2016	9.442853	10.512610	11.33%	0
2015	10.545900	9.442853	-10.46%	0
2014	10.647213	10.545900	-0.95%	0
2013	10.786602	10.647213	-1.29%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	6.057722	6.046292	-0.19%	0
2019	5.517445	6.057722	9.79%	0
2018	6.522575	5.517445	-15.41%	0
2017	6.482227	6.522575	0.62%	0
2016	5.722899	6.482227	13.27%	0
2015	7.807964	5.722899	-26.70%	0
2014	9.730801	7.807964	-19.76%	0
2013	11.571810	9.730801	-15.91%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.715086	11.061162	3.23%	0
2019	10.366180	10.715086	3.37%	0
2018	10.417664	10.366180	-0.49%	0
2017	10.071103	10.417664	3.44%	0
2016	9.761462	10.071103	3.17%	0
2015	10.080290	9.761462	-3.16%	0
2014	9.931117	10.080290	1.50%	0
2013*	10.000000	9.931117	-0.69%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	14.567371	15.308503	5.09%	0
2019	12.886083	14.567371	13.05%	0
2018	13.732714	12.886083	-6.17%	0
2017	12.686402	13.732714	8.25%	0
2016	11.364438	12.686402	11.63%	0
2015	11.805010	11.364438	-3.73%	0
2014	11.806790	11.805010	-0.02%	0
2013	12.881498	11.806790	-8.34%	0
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.278832	12.233565	8.46%	0
2019	10.789524	11.278832	4.54%	0
2018	11.434103	10.789524	-5.64%	0
2017	10.685485	11.434103	7.01%	0
2016	10.425770	10.685485	2.49%	0
2015	11.029745	10.425770	-5.48%	0
2014	10.949994	11.029745	0.73%	0
2013	12.145923	10.949994	-9.85%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	15.703674	16.352947	4.13%	0
2019	13.896111	15.703674	13.01%	0
2018	14.493325	13.896111	-4.12%	0
2017	13.799513	14.493325	5.03%	0
2016	12.456086	13.799513	10.79%	0
2015	12.860454	12.456086	-3.14%	0
2014	12.634602	12.860454	1.79%	0
2013	12.131058	12.634602	4.15%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.967625	11.504660	4.90%	0
2019	10.255754	10.967625	6.94%	0
2018	10.372474	10.255754	-1.13%	0
2017*	10.000000	10.372474	3.72%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.698274	11.123098	3.97%	0
2019	10.149628	10.698274	5.41%	0
2018	10.091122	10.149628	0.58%	0
2017*	10.000000	10.091122	0.91%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.119899	12.133251	9.11%	0
2019	10.548115	11.119899	5.42%	0
2018	11.153034	10.548115	-5.42%	0
2017	10.214466	11.153034	9.19%	0
2016	10.066810	10.214466	1.47%	0
2015	10.998967	10.066810	-8.47%	0
2014	11.121666	10.998967	-1.10%	0
2013	12.072371	11.121666	-7.88%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.981194	10.125843	1.45%	0
2019	9.740707	9.981194	2.47%	0
2018	9.856395	9.740707	-1.17%	0
2017	9.872333	9.856395	-0.16%	0
2016	9.883142	9.872333	-0.11%	0
2015	10.002589	9.883142	-1.19%	0
2014	10.069265	10.002589	-0.66%	0
2013	10.236016	10.069265	-1.63%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.578071	12.389885	7.01%	0
2019	10.847817	11.578071	6.73%	0
2018	11.073007	10.847817	-2.03%	0
2017	10.713713	11.073007	3.35%	0
2016	10.591772	10.713713	1.15%	0
2015	10.706236	10.591772	-1.07%	0
2014	10.423839	10.706236	2.71%	0
2013	10.793451	10.423839	-3.42%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	15.405082	15.489682	0.55%	0
2019	13.670969	15.405082	12.68%	0
2018	14.438907	13.670969	-5.32%	0
2017	13.682955	14.438907	5.52%	0
2016	12.195932	13.682955	12.19%	0
2015	12.916178	12.195932	-5.58%	0
2014	13.138480	12.916178	-1.69%	0
2013	11.918044	13.138480	10.24%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	11.635304	15.550732	33.65%	0
2019	9.342828	11.635304	24.54%	0
2018	11.640992	9.342828	-19.74%	0
2017	8.884716	11.640992	31.02%	0
2016	8.953219	8.884716	-0.77%	0
2015	10.020230	8.953219	-10.65%	0
2014	10.324466	10.020230	-2.95%	0
2013	9.107472	10.324466	13.36%	0
ProFunds - ProFund VP Banks - Q/NQ
2020	21.211084	17.732130	-16.40%	0
2019	15.768298	21.211084	34.52%	0
2018	19.479853	15.768298	-19.05%	0
2017	16.753628	19.479853	16.27%	0
2016	13.788050	16.753628	21.51%	0
2015	14.044642	13.788050	-1.83%	0
2014	12.904956	14.044642	8.83%	0
2013	9.807095	12.904956	31.59%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	10.944348	12.570105	14.85%	0
2019	9.429056	10.944348	16.07%	0
2018	11.614699	9.429056	-18.82%	0
2017	9.579872	11.614699	21.24%	0
2016	8.199390	9.579872	16.84%	0
2015	9.660878	8.199390	-15.13%	0
2014	9.635579	9.660878	0.26%	0
2013	8.251443	9.635579	16.77%	0
ProFunds - ProFund VP Bear - Q/NQ
2020	2.055890	1.507860	-26.66%	0
2019	2.706048	2.055890	-24.03%	0
2018	2.637754	2.706048	2.59%	0
2017	3.260988	2.637754	-19.11%	0
2016	3.803670	3.260988	-14.27%	0
2015	4.057438	3.803670	-6.25%	0
2014	4.798813	4.057438	-15.45%	0
2013	6.626344	4.798813	-27.58%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	29.825466	33.929773	13.76%	0
2019	25.974440	29.825466	14.83%	0
2018	28.251828	25.974440	-8.06%	0
2017	23.381187	28.251828	20.83%	0
2016	28.054699	23.381187	-16.66%	0
2015	27.543947	28.054699	1.85%	0
2014	21.533664	27.543947	27.91%	0
2013	12.967264	21.533664	66.06%	0
ProFunds - ProFund VP Bull - Q/NQ
2020	23.696063	27.110431	14.41%	0
2019	18.646988	23.696063	27.08%	0
2018	20.152047	18.646988	-7.47%	0
2017	17.125012	20.152047	17.68%	0
2016	15.837533	17.125012	8.13%	0
2015	16.136321	15.837533	-1.85%	0
2014	14.681683	16.136321	9.91%	0
2013	11.475435	14.681683	27.94%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	18.536389	23.952341	29.22%	0
2019	14.854055	18.536389	24.79%	0
2018	17.683830	14.854055	-16.00%	0
2017	15.587558	17.683830	13.45%	0
2016	15.267339	15.587558	2.10%	0
2015	14.865246	15.267339	2.70%	0
2014	13.677465	14.865246	8.68%	0
2013	10.799076	13.677465	26.65%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	26.751188	33.853273	26.55%	0
2019	21.767664	26.751188	22.89%	0
2018	21.943446	21.767664	-0.80%	0
2017	18.800890	21.943446	16.71%	0
2016	18.301172	18.800890	2.73%	0
2015	17.729593	18.301172	3.22%	0
2014	15.988942	17.729593	10.89%	0
2013	11.593617	15.988942	37.91%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	9.647253	12.053955	24.95%	0
2019	7.875618	9.647253	22.50%	0
2018	9.427570	7.875618	-16.46%	0
2017	7.174801	9.427570	31.40%	0
2016	6.554744	7.174801	9.46%	0
2015	8.044668	6.554744	-18.52%	0
2014	8.447852	8.044668	-4.77%	0
2013	9.155864	8.447852	-7.73%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	12.810829	11.465189	-10.50%	0
2019	11.030613	12.810829	16.14%	0
2018	13.029031	11.030613	-15.34%	0
2017	11.037785	13.029031	18.04%	0
2016	10.383220	11.037785	6.30%	0
2015	11.815995	10.383220	-12.13%	0
2014	13.118135	11.815995	-9.93%	0
2013	10.937858	13.118135	19.93%	0
ProFunds - ProFund VP Financials - Q/NQ
2020	21.527485	20.850474	-3.14%	0
2019	16.759838	21.527485	28.45%	0
2018	18.978469	16.759838	-11.69%	0
2017	16.285009	18.978469	16.54%	0
2016	14.321573	16.285009	13.71%	0
2015	14.745299	14.321573	-2.87%	0
2014	13.243936	14.745299	11.34%	0
2013	10.169718	13.243936	30.23%	0
ProFunds - ProFund VP Health Care - Q/NQ
2020	26.427686	29.819636	12.83%	0
2019	22.453387	26.427686	17.70%	0
2018	21.806655	22.453387	2.97%	0
2017	18.289643	21.806655	19.23%	0
2016	19.332210	18.289643	-5.39%	0
2015	18.668906	19.332210	3.55%	0
2014	15.306467	18.668906	21.97%	0
2013	11.107599	15.306467	37.80%	0
ProFunds - ProFund VP Industrials - Q/NQ
2020	20.831802	23.982836	15.13%	0
2019	16.190536	20.831802	28.67%	0
2018	18.824743	16.190536	-13.99%	0
2017	15.597702	18.824743	20.69%	0
2016	13.457322	15.597702	15.90%	0
2015	14.131775	13.457322	-4.77%	0
2014	13.575282	14.131775	4.10%	0
2013	9.963192	13.575282	36.25%	0
ProFunds - ProFund VP International - Q/NQ
2020	12.195543	12.613731	3.43%	0
2019	10.370289	12.195543	17.60%	0
2018	12.486076	10.370289	-16.95%	0
2017	10.396715	12.486076	20.10%	0
2016	10.642412	10.396715	-2.31%	0
2015	11.187629	10.642412	-4.87%	0
2014	12.347657	11.187629	-9.39%	0
2013	10.480060	12.347657	17.82%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2020	29.691183	44.154379	48.71%	0
2019	25.512003	29.691183	16.38%	0
2018	24.659606	25.512003	3.46%	0
2017	18.381856	24.659606	34.15%	0
2016	17.665393	18.381856	4.06%	0
2015	14.886367	17.665393	18.67%	0
2014	14.930271	14.886367	-0.29%	0
2013	9.980970	14.930271	49.59%	0
ProFunds - ProFund VP Japan - Q/NQ
2020	16.066832	18.366050	14.31%	0
2019	13.579351	16.066832	18.32%	0
2018	15.586864	13.579351	-12.88%	0
2017	13.345146	15.586864	16.80%	0
2016	13.478512	13.345146	-0.99%	0
2015	12.919436	13.478512	4.33%	0
2014	12.693369	12.919436	1.78%	0
2013	8.684467	12.693369	46.16%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	34.760115	49.891831	43.53%	0
2019	25.788611	34.760115	34.79%	0
2018	26.655243	25.788611	-3.25%	0
2017	20.735051	26.655243	28.55%	0
2016	19.978633	20.735051	3.79%	0
2015	18.856624	19.978633	5.95%	0
2014	16.344779	18.856624	15.37%	0
2013	12.345458	16.344779	32.40%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	9.043721	5.843989	-35.38%	0
2019	8.452336	9.043721	7.00%	0
2018	10.746334	8.452336	-21.35%	0
2017	11.255790	10.746334	-4.53%	0
2016	9.192119	11.255790	22.45%	0
2015	12.166283	9.192119	-24.45%	0
2014	13.843512	12.166283	-12.12%	0
2013	11.316106	13.843512	22.33%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	19.356059	21.473219	10.94%	0
2019	17.213944	19.356059	12.44%	0
2018	18.613549	17.213944	-7.52%	0
2017	17.105442	18.613549	8.82%	0
2016	18.020501	17.105442	-5.08%	0
2015	17.498843	18.020501	2.98%	0
2014	14.868710	17.498843	17.69%	0
2013	11.456446	14.868710	29.78%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	4.153546	5.082654	22.37%	0
2019	2.885675	4.153546	43.94%	0
2018	3.382496	2.885675	-14.69%	0
2017	3.258401	3.382496	3.81%	0
2016	2.120787	3.258401	53.64%	0
2015	3.203284	2.120787	-33.79%	0
2014	4.267239	3.203284	-24.93%	0
2013	6.974336	4.267239	-38.82%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2020	16.632330	15.367554	-7.60%	0
2019	13.307553	16.632330	24.98%	0
2018	14.312989	13.307553	-7.02%	0
2017	13.434287	14.312989	6.54%	0
2016	12.886853	13.434287	4.25%	0
2015	13.027615	12.886853	-1.08%	0
2014	10.568595	13.027615	23.27%	0
2013	10.708764	10.568595	-1.31%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.590072	1.871944	-27.73%	0
2019	3.180798	2.590072	-18.57%	0
2018	3.097319	3.180798	2.70%	0
2017	3.565691	3.097319	-13.14%	0
2016	3.813006	3.565691	-6.49%	0
2015	3.929525	3.813006	-2.97%	0
2014	5.714505	3.929525	-31.24%	0
2013	4.975788	5.714505	14.85%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	30.598969	43.702510	42.82%	0
2019	20.719987	30.598969	47.68%	0
2018	23.411409	20.719987	-11.50%	0
2017	17.515281	23.411409	33.66%	0
2016	13.909342	17.515281	25.92%	0
2015	14.524509	13.909342	-4.24%	0
2014	10.949795	14.524509	32.65%	0
2013	8.320020	10.949795	31.61%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	4.098792	2.757958	-32.71%	0
2019	5.261591	4.098792	-22.10%	0
2018	4.740087	5.261591	11.00%	0
2017	6.662073	4.740087	-28.85%	0
2016	8.066454	6.662073	-17.41%	0
2015	7.335977	8.066454	9.96%	0
2014	7.664650	7.335977	-4.29%	0
2013	7.791432	7.664650	-1.63%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2020	3.399353	2.783806	-18.11%	0
2019	4.174827	3.399353	-18.57%	0
2018	3.666959	4.174827	13.85%	0
2017	4.685860	3.666959	-21.74%	0
2016	5.050003	4.685860	-7.21%	0
2015	5.323022	5.050003	-5.13%	0
2014	5.251572	5.323022	1.36%	0
2013	6.742644	5.251572	-22.11%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.290362	0.728054	-43.58%	0
2019	1.819033	1.290362	-29.06%	0
2018	1.899856	1.819033	-4.25%	0
2017	2.577486	1.899856	-26.29%	0
2016	2.906348	2.577486	-11.32%	0
2015	3.389793	2.906348	-14.26%	0
2014	4.264482	3.389793	-20.51%	0
2013	6.126487	4.264482	-30.39%	0
ProFunds - ProFund VP Technology - Q/NQ
2020	29.797937	42.545208	42.78%	0
2019	20.815627	29.797937	43.15%	0
2018	21.608846	20.815627	-3.67%	0
2017	16.211003	21.608846	33.30%	0
2016	14.634257	16.211003	10.77%	0
2015	14.493853	14.634257	0.97%	0
2014	12.445155	14.493853	16.46%	0
2013	10.081945	12.445155	23.44%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	13.142861	13.367153	1.71%	0
2019	11.614169	13.142861	13.16%	0
2018	13.875888	11.614169	-16.30%	0
2017	14.377671	13.875888	-3.49%	0
2016	11.985617	14.377671	19.96%	0
2015	11.973615	11.985617	0.10%	0
2014	12.075301	11.973615	-0.84%	0
2013	10.927840	12.075301	10.50%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	17.072203	20.315945	19.00%	0
2019	14.645940	17.072203	16.57%	0
2018	15.706824	14.645940	-6.75%	0
2017	14.548971	15.706824	7.96%	0
2016	14.800520	14.548971	-1.70%	0
2015	15.908013	14.800520	-6.96%	0
2014	11.828965	15.908013	34.48%	0
2013	14.831417	11.828965	-20.24%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	108.615927	199.522315	83.70%	0
2019	61.312513	108.615927	77.15%	0
2018	68.816467	61.312513	-10.90%	0
2017	41.459948	68.816467	65.98%	0
2016	38.709350	41.459948	7.11%	0
2015	34.557915	38.709350	12.01%	0
2014	25.801453	34.557915	33.94%	0
2013	14.615174	25.801453	76.54%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.153245	0.043122	-71.86%	0
2019	0.313986	0.153245	-51.19%	0
2018	0.360219	0.313986	-12.83%	0
2017	0.663482	0.360219	-45.71%	0
2016	0.843315	0.663482	-21.32%	0
2015	1.159841	0.843315	-27.29%	0
2014	1.830939	1.159841	-36.65%	0
2013	3.615231	1.830939	-49.35%	0
ProFunds - ProFund VP Utilities - Q/NQ
2020	20.779338	19.996696	-3.77%	0
2019	17.151008	20.779338	21.16%	0
2018	16.908161	17.151008	1.44%	0
2017	15.498584	16.908161	9.09%	0
2016	13.658872	15.498584	13.47%	0
2015	14.800445	13.658872	-7.71%	0
2014	11.924077	14.800445	24.12%	0
2013	10.672510	11.924077	11.73%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2020	11.066227	9.987717	-9.75%	0
2019	8.741398	11.066227	26.60%	0
2018	10.971857	8.741398	-20.33%	0
2017	9.892235	10.971857	10.91%	0
2016	7.883698	9.892235	25.48%	0
2015	8.404149	7.883698	-6.19%	0
2014	8.241716	8.404149	1.97%	0
2013	6.470402	8.241716	27.38%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	26.568074	31.370459	18.08%	0
2019	22.189383	26.568074	19.73%	0
2018	27.262611	22.189383	-18.61%	0
2017	22.768210	27.262611	19.74%	0
2016	17.645113	22.768210	29.03%	0
2015	21.638825	17.645113	-18.46%	0
2014	22.351981	21.638825	-3.19%	0
2013	22.389647	22.351981	-0.17%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	35.223349	42.132142	19.61%	0
2019	28.654440	35.223349	22.92%	0
2018	32.095009	28.654440	-10.72%	0
2017	25.146369	32.095009	27.63%	0
2016	31.743856	25.146369	-20.78%	0
2015	29.679804	31.743856	6.95%	0
2014	22.684418	29.679804	30.84%	0
2013	14.919523	22.684418	52.05%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	2.104081	1.603180	-23.81%	0
2019	1.851564	2.104081	13.64%	0
2018	2.212648	1.851564	-16.32%	0
2017	2.148776	2.212648	2.97%	0
2016	1.973865	2.148776	8.86%	0
2015	3.024094	1.973865	-34.73%	0
2014	4.647825	3.024094	-34.94%	0
2013	4.870229	4.647825	-4.57%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	35.748589	37.918145	6.07%	0
2019	29.637932	35.748589	20.62%	0
2018	34.208285	29.637932	-13.36%	0
2017	31.106533	34.208285	9.97%	0
2016	29.925920	31.106533	3.95%	0
2015	28.572872	29.925920	4.74%	0
2014	25.729728	28.572872	11.05%	0
2013	20.346666	25.729728	26.46%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	47.091793	47.236009	0.31%	0
2019	32.386729	47.091793	45.40%	0
2018	38.298987	32.386729	-15.44%	0
2017	24.502601	38.298987	56.31%	0
2016	19.009390	24.502601	28.90%	0
2015	20.128271	19.009390	-5.56%	0
2014	17.477358	20.128271	15.17%	0
2013	10.894549	17.477358	60.42%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	23.937006	36.810840	53.78%	0
2019	15.241287	23.937006	57.05%	0
2018	17.709179	15.241287	-13.94%	0
2017	13.703505	17.709179	29.23%	0
2016	11.177173	13.703505	22.60%	0
2015	11.102329	11.177173	0.67%	0
2014	9.099846	11.102329	22.01%	0
2013	6.833616	9.099846	33.16%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2020	13.703013	8.893468	-35.10%	0
2019	13.011222	13.703013	5.32%	0
2018	17.710835	13.011222	-26.54%	0
2017	19.162086	17.710835	-7.57%	0
2016	14.793144	19.162086	29.53%	0
2015	21.502587	14.793144	-31.20%	0
2014	26.799368	21.502587	-19.76%	0
2013	22.013657	26.799368	21.74%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	7.273823	4.494222	-38.21%	0
2019	7.381812	7.273823	-1.46%	0
2018	13.776434	7.381812	-46.42%	0
2017	17.173369	13.776434	-19.78%	0
2016	14.142374	17.173369	21.43%	0
2015	21.000655	14.142374	-32.66%	0
2014	30.143185	21.000655	-30.33%	0
2013	24.676168	30.143185	22.16%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	11.400902	11.267860	-1.17%	0
2019	9.003254	11.400902	26.63%	0
2018	11.270514	9.003254	-20.12%	0
2017	8.887942	11.270514	26.81%	0
2016	9.546328	8.887942	-6.90%	0
2015	10.431563	9.546328	-8.49%	0
2014	12.089927	10.431563	-13.72%	0
2013	9.896863	12.089927	22.16%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	15.702734	15.466274	-1.51%	0
2019	12.434575	15.702734	26.28%	0
2018	14.377504	12.434575	-13.51%	0
2017	12.616200	14.377504	13.96%	0
2016	11.046565	12.616200	14.21%	0
2015	11.668572	11.046565	-5.33%	0
2014	10.511909	11.668572	11.00%	0
2013	8.358041	10.511909	25.77%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	21.877212	26.306368	20.25%	0
2019	19.002255	21.877212	15.13%	0
2018	20.357489	19.002255	-6.66%	0
2017	18.832182	20.357489	8.10%	0
2016	19.163770	18.832182	-1.73%	0
2015	20.479560	19.163770	-6.42%	0
2014	15.424255	20.479560	32.78%	0
2013	19.136119	15.424255	-19.40%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	31.835460	37.253435	17.02%	0
2019	26.342720	31.835460	20.85%	0
2018	26.389632	26.342720	-0.18%	0
2017	21.783586	26.389632	21.14%	0
2016	24.464248	21.783586	-10.96%	0
2015	23.736389	24.464248	3.07%	0
2014	19.317564	23.736389	22.87%	0
2013	13.815065	19.317564	39.83%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	12.421588	12.190410	-1.86%	0
2019	11.066659	12.421588	12.24%	0
2018	11.322659	11.066659	-2.26%	0
2017	10.745204	11.322659	5.37%	0
2016	9.763054	10.745204	10.06%	0
2015	9.972447	9.763054	-2.10%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2020	46.121018	72.856796	57.97%	0
2019	37.282078	46.121018	23.71%	0
2018	39.065031	37.282078	-4.56%	0
2017	29.574411	39.065031	32.09%	0
2016	28.718155	29.574411	2.98%	0
2015	26.879089	28.718155	6.84%	0
2014	26.737621	26.879089	0.53%	0
2013	17.931046	26.737621	49.11%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.202588	0.108337	-46.52%	0
2019	0.321535	0.202588	-36.99%	0
2018	0.321512	0.321535	0.01%	0
2017	0.534121	0.321512	-39.81%	0
2016	0.769953	0.534121	-30.63%	0
2015	0.849104	0.769953	-9.32%	0
2014	1.100755	0.849104	-22.86%	0
2013	1.989565	1.100755	-44.67%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.212595	1.721525	-22.19%	0
2019	2.588017	2.212595	-14.51%	0
2018	2.529128	2.588017	2.33%	0
2017	2.815116	2.529128	-10.16%	0
2016	2.941481	2.815116	-4.30%	0
2015	3.020003	2.941481	-2.60%	0
2014	4.079077	3.020003	-25.96%	0
2013	3.589246	4.079077	13.65%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.176325	0.871144	-25.94%	0
2019	1.497093	1.176325	-21.43%	0
2018	1.369163	1.497093	9.34%	0
2017	1.606125	1.369163	-14.75%	0
2016	2.014238	1.606125	-20.26%	0
2015	2.066076	2.014238	-2.51%	0
2014	2.369294	2.066076	-12.80%	0
2013	3.317651	2.369294	-28.59%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.430713	0.263307	-38.87%	0
2019	0.606818	0.430713	-29.02%	0
2018	0.633007	0.606818	-4.14%	0
2017	0.852071	0.633007	-25.71%	0
2016	0.954650	0.852071	-10.75%	0
2015	1.111238	0.954650	-14.09%	0
2014	1.385065	1.111238	-19.77%	0
2013	1.979943	1.385065	-30.05%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	1.086304	0.741099	-31.78%	0
2019	1.387871	1.086304	-21.73%	0
2018	1.266676	1.387871	9.57%	0
2017	1.484890	1.266676	-14.70%	0
2016	1.889043	1.484890	-21.39%	0
2015	1.913927	1.889043	-1.30%	0
2014	2.129527	1.913927	-10.12%	0
2013	3.123259	2.129527	-31.82%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.203142	0.889431	-26.07%	0
2019	1.582912	1.203142	-23.99%	0
2018	1.544263	1.582912	2.50%	0
2017	1.894912	1.544263	-18.50%	0
2016	2.183977	1.894912	-13.24%	0
2015	2.317758	2.183977	-5.77%	0
2014	2.747856	2.317758	-15.65%	0
2013	3.792541	2.747856	-27.55%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	20.211759	27.992864	38.50%	0
2019	14.744218	20.211759	37.08%	0
2018	19.408763	14.744218	-24.03%	0
2017	13.096081	19.408763	48.20%	0
2016	12.200200	13.096081	7.34%	0
2015	11.048090	12.200200	10.43%	0
2014	13.246219	11.048090	-16.59%	0
2013	8.611730	13.246219	53.82%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	37.681231	44.960580	19.32%	0
2019	29.560628	37.681231	27.47%	0
2018	34.636620	29.560628	-14.65%	0
2017	29.245451	34.636620	18.43%	0
2016	27.070491	29.245451	8.03%	0
2015	27.371721	27.070491	-1.10%	0
2014	25.826819	27.371721	5.98%	0
2013	18.392808	25.826819	40.42%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	52.910099	57.745977	9.14%	0
2019	39.425284	52.910099	34.20%	0
2018	49.611930	39.425284	-20.53%	0
2017	41.091204	49.611930	20.74%	0
2016	32.144478	41.091204	27.83%	0
2015	34.499187	32.144478	-6.83%	0
2014	31.258431	34.499187	10.37%	0
2013	21.101721	31.258431	48.13%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	100.384139	184.961358	84.25%	0
2019	56.402811	100.384139	77.98%	0
2018	63.080221	56.402811	-10.59%	0
2017	37.744496	63.080221	67.12%	0
2016	34.926976	37.744496	8.07%	0
2015	30.902808	34.926976	13.02%	0
2014	22.948097	30.902808	34.66%	0
2013	12.914251	22.948097	77.70%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	51.163790	73.129684	42.93%	0
2019	37.914268	51.163790	34.95%	0
2018	39.164040	37.914268	-3.19%	0
2017	30.291403	39.164040	29.29%	0
2016	28.986595	30.291403	4.50%	0
2015	27.159909	28.986595	6.73%	0
2014	23.453705	27.159909	15.80%	0
2013	17.669438	23.453705	32.74%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2020	34.919079	41.326785	18.35%	0
2019	24.416854	34.919079	43.01%	0
2018	27.615981	24.416854	-11.58%	0
2017	21.252606	27.615981	29.94%	0
2016	18.625221	21.252606	14.11%	0
2015	19.026355	18.625221	-2.11%	0
2014	16.271987	19.026355	16.93%	0
2013	11.076458	16.271987	46.91%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	14.534578	19.246873	32.42%	0
2019	9.685338	14.534578	50.07%	0
2018	11.779906	9.685338	-17.78%	0
2017	11.156448	11.779906	5.59%	0
2016	6.835730	11.156448	63.21%	0
2015	9.956995	6.835730	-31.35%	0
2014	12.217968	9.956995	-18.51%	0
2013	22.991199	12.217968	-46.86%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	28.162358	26.152511	-7.14%	0
2019	22.953752	28.162358	22.69%	0
2018	25.123129	22.953752	-8.63%	0
2017	23.889158	25.123129	5.17%	0
2016	21.994586	23.889158	8.61%	0
2015	22.884624	21.994586	-3.89%	0
2014	19.180034	22.884624	19.31%	0
2013	18.714221	19.180034	2.49%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	31.970090	45.289095	41.66%	0
2019	26.048423	31.970090	22.73%	0
2018	27.302409	26.048423	-4.59%	0
2017	24.542327	27.302409	11.25%	0
2016	24.815306	24.542327	-1.10%	0
2015	25.506196	24.815306	-2.71%	0
2014	23.807584	25.506196	7.13%	0
2013	17.780456	23.807584	33.90%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	37.632434	44.542128	18.36%	0
2019	28.195197	37.632434	33.47%	0
2018	35.555546	28.195197	-20.70%	0
2017	30.045527	35.555546	18.34%	0
2016	23.364643	30.045527	28.59%	0
2015	26.061923	23.364643	-10.35%	0
2014	25.345229	26.061923	2.83%	0
2013	16.211207	25.345229	56.34%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	40.812027	47.524019	16.45%	0
2019	25.469063	40.812027	60.24%	0
2018	30.537079	25.469063	-16.60%	0
2017	21.582832	30.537079	41.49%	0
2016	18.179207	21.582832	18.72%	0
2015	18.748423	18.179207	-3.04%	0
2014	15.253861	18.748423	22.91%	0
2013	9.169640	15.253861	66.35%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	28.598218	35.903062	25.54%	0
2019	22.910163	28.598218	24.83%	0
2018	24.624508	22.910163	-6.96%	0
2017	20.075603	24.624508	22.66%	0
2016	19.848393	20.075603	1.14%	0
2015	19.915051	19.848393	-0.33%	0
2014	17.966379	19.915051	10.85%	0
2013	12.893821	17.966379	39.34%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	24.564315	21.662124	-11.81%	0
2019	20.210061	24.564315	21.54%	0
2018	23.647754	20.210061	-14.54%	0
2017	20.699057	23.647754	14.25%	0
2016	17.881235	20.699057	15.76%	0
2015	20.012207	17.881235	-10.65%	0
2014	18.294316	20.012207	9.39%	0
2013	12.772618	18.294316	43.23%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	26.617310	34.240368	28.64%	0
2019	23.390471	26.617310	13.80%	0
2018	27.854904	23.390471	-16.03%	0
2017	23.786407	27.854904	17.10%	0
2016	23.489169	23.786407	1.27%	0
2015	23.512429	23.489169	-0.10%	0
2014	24.222383	23.512429	-2.93%	0
2013	18.326033	24.222383	32.17%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	23.528213	24.919325	5.91%	0
2019	19.486002	23.528213	20.74%	0
2018	24.393892	19.486002	-20.12%	0
2017	21.864555	24.393892	11.57%	0
2016	17.204221	21.864555	27.09%	0
2015	19.797459	17.204221	-13.10%	0
2014	18.813617	19.797459	5.23%	0
2013	14.050099	18.813617	33.90%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	26.635073	30.400468	14.14%	0
2019	23.996023	26.635073	11.00%	0
2018	26.754427	23.996023	-10.31%	0
2017	23.374020	26.754427	14.46%	0
2016	19.971988	23.374020	17.03%	0
2015	20.331435	19.971988	-1.77%	0
2014	20.620229	20.331435	-1.40%	0
2013	14.799707	20.620229	39.33%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	18.340558	17.004268	-7.29%	0
2019	15.413741	18.340558	18.99%	0
2018	19.684710	15.413741	-21.70%	0
2017	20.018984	19.684710	-1.67%	0
2016	15.411022	20.018984	29.90%	0
2015	18.078269	15.411022	-14.75%	0
2014	18.097431	18.078269	-0.11%	0
2013	12.850613	18.097431	40.83%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	7.130259	6.043692	-15.24%	0
2019	6.912638	7.130259	3.15%	0
2018	6.270104	6.912638	10.25%	0
2017	7.721714	6.270104	-18.80%	0
2016	7.318615	7.721714	5.51%	0
2015	6.548226	7.318615	11.76%	0
2014	5.402336	6.548226	21.21%	0
2013	5.646681	5.402336	-4.33%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2020	36.688818	53.991497	47.16%	0
2019	26.626583	36.688818	37.79%	0
2018	27.416334	26.626583	-2.88%	0
2017	20.963836	27.416334	30.78%	0
2016	19.141239	20.963836	9.52%	0
2015	19.199288	19.141239	-0.30%	0
2014	17.660721	19.199288	8.71%	0
2013	13.229125	17.660721	33.50%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	10.342458	11.165906	7.96%	0
2019	9.265209	10.342458	11.63%	0
2018	9.922952	9.265209	-6.63%	0
2017	9.507029	9.922952	4.37%	0
2016	8.212399	9.507029	15.76%	0
2015	8.929850	8.212399	-8.03%	0
2014	8.825809	8.929850	1.18%	0
2013	7.620311	8.825809	15.82%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	32.389108	44.910133	38.66%	0
2019	26.871815	32.389108	20.53%	0
2018	34.091159	26.871815	-21.18%	0
2017	28.334695	34.091159	20.32%	0
2016	24.895392	28.334695	13.82%	0
2015	29.388874	24.895392	-15.29%	0
2014	24.271864	29.388874	21.08%	0
2013	16.341168	24.271864	48.53%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	22.456108	21.005384	-6.46%	0
2019	19.136279	22.456108	17.35%	0
2018	18.701973	19.136279	2.32%	0
2017	17.084631	18.701973	9.47%	0
2016	14.893262	17.084631	14.71%	0
2015	16.305102	14.893262	-8.66%	0
2014	13.456033	16.305102	21.17%	0
2013	12.010449	13.456033	12.04%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	5.447299	5.891619	8.16%	0
2019	5.806061	5.447299	-6.18%	0
2018	6.664157	5.806061	-12.88%	0
2017	5.664492	6.664157	17.65%	0
2016	6.292867	5.664492	-9.99%	0
2015	7.673612	6.292867	-17.99%	0
2014	9.966803	7.673612	-23.01%	0
2013	10.401137	9.966803	-4.18%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	11.085586	11.736939	5.88%	0
2019	10.589994	11.085586	4.68%	0
2018	10.029586	10.589994	5.59%	0
2017	9.917305	10.029586	1.13%	0
2016	9.817945	9.917305	1.01%	0
2015	10.048308	9.817945	-2.29%	0
2014	10.052811	10.048308	-0.04%	0
2013*	10.000000	10.052811	0.53%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.789716	5.625256	17.44%	0
2019	4.342345	4.789716	10.30%	0
2018	6.140866	4.342345	-29.29%	0
2017	6.335391	6.140866	-3.07%	0
2016	4.470869	6.335391	41.70%	0
2015	6.813283	4.470869	-34.38%	0
2014	8.541935	6.813283	-20.24%	0
2013	7.837610	8.541935	8.99%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	12.143290	16.598548	36.69%	0
2019	8.876336	12.143290	36.81%	0
2018	10.792285	8.876336	-17.75%	0
2017*	10.000000	10.792285	7.92%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.787196	10.471348	-2.93%	0
2019*	10.000000	10.787196	7.87%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	15.426073	16.608944	7.67%	0
2019	13.242533	15.426073	16.49%	0
2018	14.358865	13.242533	-7.77%	0
2017	12.600932	14.358865	13.95%	0
2016	12.241867	12.600932	2.93%	0
2015	12.263314	12.241867	-0.17%	0
2014	11.617779	12.263314	5.56%	0
2013	10.138809	11.617779	14.59%	0
2012	9.074560	10.138809	11.73%	0
2011*	10.000000	9.074560	-9.25%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.806058	8.870243	0.73%	0
2019	7.651041	8.806058	15.10%	0
2018*	10.000000	7.651041	-23.49%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.988414	6.632167	-26.21%	5,705
2019	7.574509	8.988414	18.67%	6,544
2018	9.484763	7.574509	-20.14%	7,982
2017	9.705394	9.484763	-2.27%	9,716
2016	6.994343	9.705394	38.76%	11,132
2015	11.433445	6.994343	-38.83%	10,297
2014	10.366859	11.433445	10.29%	5,377
2013*	10.000000	10.366859	3.67%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	15.522887	16.712860	7.67%	10,630
2019	11.263859	15.522887	37.81%	11,919
2018	13.068198	11.263859	-13.81%	13,460
2017	10.611353	13.068198	23.15%	7,601
2016	9.972067	10.611353	6.41%	6,999
2015	10.253828	9.972067	-2.75%	4,871
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.723867	11.578153	7.97%	27,725
2019	9.992100	10.723867	7.32%	31,369
2018	10.434036	9.992100	-4.24%	36,807
2017	10.212177	10.434036	2.17%	47,814
2016	9.926513	10.212177	2.88%	45,335
2015	10.327470	9.926513	-3.88%	44,246
2014	10.144674	10.327470	1.80%	14,504
2013	11.247684	10.144674	-9.81%	12,844
2012	10.628563	11.247684	5.83%	11,541
2011*	10.000000	10.628563	6.29%	1,220

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	13.757487	15.159042	10.19%	21,782
2019	11.262562	13.757487	22.15%	22,195
2018	12.272005	11.262562	-8.23%	21,023
2017	10.334796	12.272005	18.74%	22,843
2016	9.240466	10.334796	11.84%	16,245
2015*	10.000000	9.240466	-7.60%	13,490
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	13.361346	13.296255	-0.49%	19,706
2019	10.672647	13.361346	25.19%	49,411
2018	11.921471	10.672647	-10.48%	32,985
2017	11.123356	11.921471	7.18%	50,056
2016	9.367994	11.123356	18.74%	45,526
2015*	10.000000	9.367994	-6.32%	37,037
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.455616	11.754001	2.60%	37,504
2019	9.882928	11.455616	15.91%	93,737
2018	10.812976	9.882928	-8.60%	85,351
2017	9.739652	10.812976	11.02%	89,684
2016	9.522174	9.739652	2.28%	90,821
2015	9.838655	9.522174	-3.22%	65,733
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	16.038355	20.451128	27.51%	5,142
2019	12.400015	16.038355	29.34%	28,846
2018	14.108113	12.400015	-12.11%	40,526
2017	11.395165	14.108113	23.81%	27,758
2016	11.352589	11.395165	0.38%	31,837
2015	11.521859	11.352589	-1.47%	28,561
2014	11.475316	11.521859	0.41%	2,309
2013*	10.000000	11.475316	14.75%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.562427	11.298554	6.97%	12,002
2019	9.819618	10.562427	7.56%	12,007
2018	10.037311	9.819618	-2.17%	13,399
2017	9.868187	10.037311	1.71%	38,540
2016*	10.000000	9.868187	-1.32%	23,074
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	12.413365	13.989012	12.69%	7,245
2019	10.390771	12.413365	19.47%	3,708
2018	11.120699	10.390771	-6.56%	3,708
2017	9.835781	11.120699	13.06%	3,708
2016	9.400972	9.835781	4.63%	210
2015	9.935289	9.400972	-5.38%	355

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.638748	14.941541	2.07%	20,923
2019	11.653858	14.638748	25.61%	7,750
2018	12.773626	11.653858	-8.77%	10,195
2017	11.126253	12.773626	14.81%	7,750
2016*	10.000000	11.126253	11.26%	7,149
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	14.620100	17.391882	18.96%	43,741
2019	12.598316	14.620100	16.05%	51,264
2018	13.833122	12.598316	-8.93%	53,177
2017	12.343931	13.833122	12.06%	53,014
2016	12.065924	12.343931	2.30%	50,065
2015	12.367261	12.065924	-2.44%	69,982
2014	12.311341	12.367261	0.45%	96,072
2013	10.918468	12.311341	12.76%	23,359
2012	10.075299	10.918468	8.37%	16,350
2011	10.609433	10.075299	-5.03%	20,666
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.202321	14.031668	6.28%	4,723
2019	11.177299	13.202321	18.12%	4,960
2018	13.452907	11.177299	-16.92%	4,885
2017	11.865628	13.452907	13.38%	4,576
2016	10.450984	11.865628	13.54%	2,988
2015	10.878488	10.450984	-3.93%	851
2014*	10.000000	10.878488	8.78%	407
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.077391	11.605259	4.77%	0
2019	9.646521	11.077391	14.83%	9,785
2018	10.197012	9.646521	-5.40%	0
2017*	10.000000	10.197012	1.97%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	5.303768	5.149503	-2.91%	7,811
2019	5.044334	5.303768	5.14%	6,147
2018	5.794473	5.044334	-12.95%	4,460
2017	5.791668	5.794473	0.05%	8,816
2016	5.246038	5.791668	10.40%	5,615
2015	7.106925	5.246038	-26.18%	1,450
2014	8.689826	7.106925	-18.22%	1,261
2013	9.827052	8.689826	-11.57%	0
2012	10.185397	9.827052	-3.52%	83
2011	11.831847	10.185397	-13.92%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.885564	10.942196	0.52%	27,131
2019	10.315508	10.885564	5.53%	90,265
2018	10.477123	10.315508	-1.54%	62,018
2017	10.277079	10.477123	1.95%	80,177
2016	9.571617	10.277079	7.37%	5,544
2015*	10.000000	9.571617	-4.28%	2,397
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.486927	13.526111	28.98%	16,131
2019	8.236655	10.486927	27.32%	21,049
2018*	10.000000	8.236655	-17.63%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	14.383312	16.235154	12.87%	0
2019	12.367290	14.383312	16.30%	2,270
2018	13.296833	12.367290	-6.99%	2,270
2017	11.861757	13.296833	12.10%	2,427
2016	11.703478	11.861757	1.35%	2,427
2015	11.882835	11.703478	-1.51%	2,544
2014	11.424908	11.882835	4.01%	2,670
2013	10.051208	11.424908	13.67%	2,894
2012	9.087542	10.051208	10.60%	2,994
2011*	10.000000	9.087542	-9.12%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.435719	16.170777	20.36%	47,067
2019	10.984458	13.435719	22.32%	47,627
2018	11.665039	10.984458	-5.83%	21,742
2017	10.193378	11.665039	14.44%	3,895
2016	9.668206	10.193378	5.43%	3,968
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	13.477670	14.137705	4.90%	17,213
2019	10.759403	13.477670	25.26%	8,433
2018	11.937799	10.759403	-9.87%	14,094
2017	10.752708	11.937799	11.02%	13,346
2016	9.269011	10.752708	16.01%	18,915
2015*	10.000000	9.269011	-7.31%	13,842
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.786880	15.679105	6.03%	9,120
2019	11.570308	14.786880	27.80%	11,000
2018	12.930125	11.570308	-10.52%	10,253
2017	11.250862	12.930125	14.93%	10,321
2016*	10.000000	11.250862	12.51%	1,265

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.499474	24.756420	41.47%	35,732
2019	13.253749	17.499474	32.03%	62,825
2018	13.508249	13.253749	-1.88%	64,562
2017	10.166694	13.508249	32.87%	85,681
2016	10.259446	10.166694	-0.90%	83,009
2015*	10.000000	10.259446	2.59%	58,236
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	11.594331	11.703113	0.94%	31,610
2019	10.250918	11.594331	13.11%	33,845
2018	10.794057	10.250918	-5.03%	26,800
2017	10.244204	10.794057	5.37%	73,393
2016	9.104480	10.244204	12.52%	82,896
2015*	10.000000	9.104480	-8.96%	20,203
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.765801	11.581933	7.58%	16,328
2019	9.985173	10.765801	7.82%	14,948
2018	10.213292	9.985173	-2.23%	9,977
2017	9.965344	10.213292	2.49%	10,055
2016*	10.000000	9.965344	-0.35%	1,447
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.354895	11.348897	-8.14%	5,495
2019	10.196622	12.354895	21.17%	6,192
2018	11.061539	10.196622	-7.82%	0
2017	10.815909	11.061539	2.27%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	11.252437	11.883250	5.61%	25,052
2019	10.318484	11.252437	9.05%	23,492
2018	10.775313	10.318484	-4.24%	16,886
2017	10.166325	10.775313	5.99%	7,603
2016	9.549826	10.166325	6.46%	25,548
2015	9.881640	9.549826	-3.36%	7,010
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	16.981860	18.700935	10.12%	2,217
2019	14.376623	16.981860	18.12%	2,217
2018	16.147388	14.376623	-10.97%	2,217
2017	14.631617	16.147388	10.36%	2,731
2016	13.117366	14.631617	11.54%	3,016
2015	14.192179	13.117366	-7.57%	3,058
2014	14.002212	14.192179	1.36%	3,058
2013	11.479429	14.002212	21.98%	4,278
2012	10.100087	11.479429	13.66%	2,132
2011	10.408891	10.100087	-2.97%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	13.042211	12.942251	-0.77%	97,038
2019	11.402919	13.042211	14.38%	105,144
2018	12.092086	11.402919	-5.70%	89,849
2017	11.187334	12.092086	8.09%	105,483
2016	9.955392	11.187334	12.37%	88,030
2015	10.868596	9.955392	-8.40%	75,435
2014	10.541920	10.868596	3.10%	125,129
2013*	10.000000	10.541920	5.42%	689
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	14.327070	13.489139	-5.85%	24,088
2019	11.689359	14.327070	22.57%	37,197
2018	13.361183	11.689359	-12.51%	24,883
2017	12.483854	13.361183	7.03%	33,472
2016	11.292132	12.483854	10.55%	25,378
2015	11.892378	11.292132	-5.05%	23,804
2014	11.415698	11.892378	4.18%	3,844
2013*	10.000000	11.415698	14.16%	559
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.672121	9.028460	-6.65%	12,675
2019	9.620775	9.672121	0.53%	27,553
2018	9.577515	9.620775	0.45%	21,451
2017	9.534437	9.577515	0.45%	11,705
2016	9.398168	9.534437	1.45%	11,806
2015*	10.000000	9.398168	-6.02%	10,866
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.633191	11.936096	2.60%	22,842
2019	10.545572	11.633191	10.31%	34,550
2018	11.186638	10.545572	-5.73%	20,186
2017	10.035004	11.186638	11.48%	20,186
2016	9.758949	10.035004	2.83%	20,186
2015	10.514178	9.758949	-7.18%	20,186
2014	10.263929	10.514178	2.44%	237
2013*	10.000000	10.263929	2.64%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.726826	9.622458	-1.07%	2,780
2019	9.690288	9.726826	0.38%	3,378
2018	9.700952	9.690288	-0.11%	16,272
2017	9.721216	9.700952	-0.21%	6,878
2016	9.770009	9.721216	-0.50%	14,392
2015	9.970113	9.770009	-2.01%	9,171
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.076891	10.598075	5.17%	8,982
2019	9.396223	10.076891	7.24%	6,858
2018*	10.000000	9.396223	-6.04%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	6.418668	6.489904	1.11%	25,312
2019	6.022746	6.418668	6.57%	25,401
2018	6.718366	6.022746	-10.35%	30,724
2017	6.270797	6.718366	7.14%	30,139
2016	7.465055	6.270797	-16.00%	27,071
2015	7.693986	7.465055	-2.98%	34,749
2014	6.965481	7.693986	10.46%	21,220
2013	6.889578	6.965481	1.10%	18,602
2012	7.873390	6.889578	-12.50%	0
2011	8.743312	7.873390	-9.95%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	14.250455	14.735952	3.41%	35,344
2019	13.701320	14.250455	4.01%	26,878
2018	15.969904	13.701320	-14.21%	30,362
2017	14.108645	15.969904	13.19%	22,149
2016	14.222487	14.108645	-0.80%	22,872
2015	14.252153	14.222487	-0.21%	21,061
2014	14.068656	14.252153	1.30%	20,810
2013	12.153818	14.068656	15.76%	17,635
2012	11.809772	12.153818	2.91%	1,919
2011	12.824810	11.809772	-7.91%	929
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.931879	9.452708	5.83%	19,431
2019	8.630624	8.931879	3.49%	19,626
2018	9.226530	8.630624	-6.46%	24,853
2017	9.030086	9.226530	2.18%	24,552
2016	9.207118	9.030086	-1.92%	24,573
2015	9.172996	9.207118	0.37%	71,660
2014	8.893559	9.172996	3.14%	58,025
2013	8.877648	8.893559	0.18%	53,178
2012	8.812504	8.877648	0.74%	7,963
2011	8.649414	8.812504	1.89%	568
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	11.499273	11.333360	-1.44%	39,984
2019	10.843921	11.499273	6.04%	43,966
2018	11.093570	10.843921	-2.25%	47,686
2017	10.879633	11.093570	1.97%	37,597
2016	10.168531	10.879633	6.99%	81,437
2015	10.243518	10.168531	-0.73%	58,938
2014	10.152499	10.243518	0.90%	23,592
2013*	10.000000	10.152499	1.52%	2,341

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	12.157967	13.178638	8.40%	47,969
2019	10.738652	12.157967	13.22%	48,282
2018	11.681524	10.738652	-8.07%	48,270
2017	10.791866	11.681524	8.24%	48,256
2016	9.819430	10.791866	9.90%	47,284
2015	10.422551	9.819430	-5.79%	35,032
2014	10.004616	10.422551	4.18%	25,703
2013*	10.000000	10.004616	0.05%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	17.148830	21.520253	25.49%	13,018
2019	13.237412	17.148830	29.55%	22,548
2018	15.510744	13.237412	-14.66%	19,681
2017	11.545088	15.510744	34.35%	19,231
2016	11.732918	11.545088	-1.60%	13,104
2015	11.483830	11.732918	2.17%	10,846
2014	11.418041	11.483830	0.58%	4,477
2013*	10.000000	11.418041	14.18%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	14.581037	16.363821	12.23%	65,502
2019	12.149602	14.581037	20.01%	85,004
2018	13.038553	12.149602	-6.82%	77,371
2017	11.185846	13.038553	16.56%	80,423
2016	11.649151	11.185846	-3.98%	78,196
2015	12.897023	11.649151	-9.68%	87,208
2014	13.814153	12.897023	-6.64%	31,630
2013	11.202059	13.814153	23.32%	11,880
2012	9.538198	11.202059	17.44%	4,521
2011	10.429841	9.538198	-8.55%	2,435
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.201223	9.925096	-2.71%	23,514
2019	8.761754	10.201223	16.43%	27,116
2018	10.917359	8.761754	-19.74%	32,682
2017	8.666038	10.917359	25.98%	35,662
2016	7.280319	8.666038	19.03%	40,206
2015	9.240854	7.280319	-21.22%	26,426
2014	9.832800	9.240854	-6.02%	28,020
2013*	10.000000	9.832800	-1.67%	4,134
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.590549	12.235747	5.57%	11,233
2019	10.315476	11.590549	12.36%	12,898
2018	10.922910	10.315476	-5.56%	16,153
2017	10.221785	10.922910	6.86%	31,706
2016	8.990970	10.221785	13.69%	26,504
2015	9.713705	8.990970	-7.44%	15,345
2014	10.007700	9.713705	-2.94%	5,400
2013*	10.000000	10.007700	0.08%	1,603

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.839590	11.475786	5.87%	6,638
2019	10.145824	10.839590	6.84%	3,029
2018	10.402718	10.145824	-2.47%	0
2017	10.162691	10.402718	2.36%	0
2016	9.890207	10.162691	2.76%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.866652	18.526593	33.61%	5,399
2019	11.530291	13.866652	20.26%	10,978
2018	12.011913	11.530291	-4.01%	4,922
2017	10.920869	12.011913	9.99%	3,918
2016*	10.000000	10.920869	9.21%	3,825
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	12.939412	13.515111	4.45%	4,692
2019	11.486985	12.939412	12.64%	5,835
2018	12.245004	11.486985	-6.19%	6,476
2017	11.235350	12.245004	8.99%	15,823
2016	10.756796	11.235350	4.45%	18,098
2015	11.193874	10.756796	-3.90%	20,596
2014	10.895784	11.193874	2.74%	5,575
2013	10.185960	10.895784	6.97%	5,791
2012	9.459812	10.185960	7.68%	914
2011*	10.000000	9.459812	-5.40%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	12.895275	13.411470	4.00%	16,525
2019	11.461030	12.895275	12.51%	19,517
2018	12.512026	11.461030	-8.40%	18,994
2017	11.585118	12.512026	8.00%	21,441
2016	10.630342	11.585118	8.98%	20,371
2015	10.915037	10.630342	-2.61%	20,984
2014	10.764503	10.915037	1.40%	6,272
2013	11.971147	10.764503	-10.08%	5,056
2012	10.305484	11.971147	16.16%	637
2011*	10.000000	10.305484	3.05%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.931448	12.560953	-2.87%	19,292
2019	10.261979	12.931448	26.01%	18,095
2018	11.305765	10.261979	-9.23%	20,998
2017	10.193010	11.305765	10.92%	21,374
2016	8.996101	10.193010	13.30%	23,511
2015	10.600399	8.996101	-15.13%	16,778
2014*	10.000000	10.600399	6.00%	9,059

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	13.530120	11.353604	-16.09%	18,507
2019	11.629461	13.530120	16.34%	21,105
2018	12.855767	11.629461	-9.54%	22,841
2017	11.890165	12.855767	8.12%	26,758
2016	11.699281	11.890165	1.63%	29,348
2015	12.042194	11.699281	-2.85%	34,045
2014	10.732714	12.042194	12.20%	21,538
2013	10.611149	10.732714	1.15%	5,448
2012	8.286297	10.611149	28.06%	3,815
2011*	10.000000	8.286297	-17.14%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	13.327344	14.558754	9.24%	155
2019	11.485630	13.327344	16.03%	659
2018	12.485683	11.485630	-8.01%	659
2017	10.924711	12.485683	14.29%	2,551
2016	10.507747	10.924711	3.97%	2,889
2015	11.407230	10.507747	-7.89%	3,139
2014	11.348546	11.407230	0.52%	5,014
2013	9.948312	11.348546	14.08%	5,590
2012	8.878907	9.948312	12.04%	911
2011*	10.000000	8.878907	-11.21%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	16.401762	24.368473	48.57%	10,258
2019	12.528860	16.401762	30.91%	3,090
2018	15.257728	12.528860	-17.89%	3,309
2017	12.332343	15.257728	23.72%	4,620
2016	12.830440	12.332343	-3.88%	3,611
2015	13.105008	12.830440	-2.10%	4,854
2014	13.480081	13.105008	-2.78%	1,671
2013	11.297235	13.480081	19.32%	572
2012	9.923663	11.297235	13.84%	0
2011	11.141617	9.923663	-10.93%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.162533	20.046629	10.37%	53,424
2019	15.258622	18.162533	19.03%	119,867
2018	16.295774	15.258622	-6.36%	124,920
2017	14.279653	16.295774	14.12%	136,499
2016	13.292855	14.279653	7.42%	114,889
2015	13.356985	13.292855	-0.48%	113,334
2014	12.909270	13.356985	3.47%	34,227
2013	10.625107	12.909270	21.50%	30,050
2012	9.317421	10.625107	14.03%	83
2011*	10.000000	9.317421	-6.83%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.892203	11.170069	2.55%	36,228
2019	10.124206	10.892203	7.59%	39,937
2018	10.520703	10.124206	-3.77%	38,952
2017	10.039431	10.520703	4.79%	43,744
2016	9.376010	10.039431	7.08%	51,247
2015	9.797133	9.376010	-4.30%	90,367
2014	9.569630	9.797133	2.38%	14,183
2013*	10.000000	9.569630	-4.30%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	17.721490	19.272888	8.75%	821
2019	13.906634	17.721490	27.43%	2,588
2018	14.112833	13.906634	-1.46%	1,280
2017	11.881397	14.112833	18.78%	2,639
2016	10.823075	11.881397	9.78%	2,897
2015	10.880549	10.823075	-0.53%	3,237
2014*	10.000000	10.880549	8.81%	3,568
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.221948	12.668001	12.89%	2,964
2019	9.906504	11.221948	13.28%	2,964
2018	10.983499	9.906504	-9.81%	3,885
2017	9.410002	10.983499	16.72%	3,035
2016	9.272253	9.410002	1.49%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	19.537121	21.672023	10.93%	8,184
2019	15.992668	19.537121	22.16%	8,170
2018	18.183208	15.992668	-12.05%	7,207
2017	15.400787	18.183208	18.07%	7,192
2016	14.420675	15.400787	6.80%	2,035
2015	14.894084	14.420675	-3.18%	2,039
2014	14.462850	14.894084	2.98%	0
2013	11.334655	14.462850	27.60%	2,902
2012	9.902267	11.334655	14.47%	0
2011	10.732237	9.902267	-7.73%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.401586	16.647528	8.09%	22,228
2019	13.451787	15.401586	14.49%	24,746
2018	14.558335	13.451787	-7.60%	23,932
2017	13.183176	14.558335	10.43%	26,487
2016	12.606574	13.183176	4.57%	37,226
2015	12.929020	12.606574	-2.49%	35,092
2014	12.578679	12.929020	2.79%	39,311
2013	11.132067	12.578679	12.99%	2,603
2012	10.171212	11.132067	9.45%	0
2011	10.461264	10.171212	-2.77%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	17.498280	19.221969	9.85%	29,257
2019	14.766850	17.498280	18.50%	38,889
2018	16.316773	14.766850	-9.50%	36,509
2017	14.296502	16.316773	14.13%	41,757
2016	13.516633	14.296502	5.77%	51,912
2015	13.900209	13.516633	-2.76%	54,860
2014	13.471889	13.900209	3.18%	47,892
2013	11.274684	13.471889	19.49%	13,455
2012	10.067471	11.274684	11.99%	0
2011	10.580070	10.067471	-4.84%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.680837	13.445857	6.03%	2,006
2019	11.626769	12.680837	9.07%	6,228
2018	12.114390	11.626769	-4.03%	3,660
2017	11.557278	12.114390	4.82%	8,686
2016	11.209754	11.557278	3.10%	30,927
2015	11.458780	11.209754	-2.17%	6,985
2014	11.251946	11.458780	1.84%	4,998
2013	10.880771	11.251946	3.41%	0
2012	10.271049	10.880771	5.94%	1,146
2011	10.276826	10.271049	-0.06%	1,389
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.819915	12.235811	3.52%	0
2019	10.534502	11.819915	12.20%	987
2018	11.496565	10.534502	-8.37%	987
2017	10.164371	11.496565	13.11%	987
2016	9.770591	10.164371	4.03%	987
2015	10.359160	9.770591	-5.68%	987
2014	10.279249	10.359160	0.78%	987
2013*	10.000000	10.279249	2.79%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.226181	12.935642	5.80%	0
2019	10.749063	12.226181	13.74%	2,362
2018	11.738385	10.749063	-8.43%	2,572
2017	10.111633	11.738385	16.09%	5,144
2016	9.659895	10.111633	4.68%	0
2015	10.304549	9.659895	-6.26%	26,298
2014	10.351257	10.304549	-0.45%	27,172
2013*	10.000000	10.351257	3.51%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.466334	17.962250	9.08%	69,420
2019	14.142517	16.466334	16.43%	63,693
2018	15.446394	14.142517	-8.44%	79,291
2017	13.751978	15.446394	12.32%	87,468
2016	13.072770	13.751978	5.20%	83,656
2015	13.408032	13.072770	-2.50%	73,910
2014	13.010708	13.408032	3.05%	6,389
2013	11.206784	13.010708	16.10%	3,067
2012	10.120187	11.206784	10.74%	580
2011	10.514042	10.120187	-3.75%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	18.336823	20.286463	10.63%	18,935
2019	15.222488	18.336823	20.46%	19,837
2018	17.069962	15.222488	-10.82%	19,729
2017	14.669677	17.069962	16.36%	19,577
2016	13.834685	14.669677	6.04%	20,945
2015	14.253144	13.834685	-2.94%	30,679
2014	13.831881	14.253144	3.05%	32,733
2013	11.293614	13.831881	22.48%	15,837
2012	10.001373	11.293614	12.92%	0
2011	10.645545	10.001373	-6.05%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.532721	15.618876	7.47%	7,809
2019	12.901428	14.532721	12.64%	8,647
2018	13.747124	12.901428	-6.15%	7,840
2017	12.693956	13.747124	8.30%	7,834
2016	12.151389	12.693956	4.47%	7,849
2015	12.462932	12.151389	-2.50%	7,160
2014	12.150299	12.462932	2.57%	6,040
2013	11.083431	12.150299	9.63%	2,809
2012	10.220374	11.083431	8.44%	0
2011	10.398550	10.220374	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.682543	11.285286	5.64%	11,586
2019	10.000039	10.682543	6.83%	16,540
2018	10.185082	10.000039	-1.82%	5,998
2017	10.021761	10.185082	1.63%	8,666
2016	9.943904	10.021761	0.78%	9,299
2015	10.075927	9.943904	-1.31%	39,902
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.746767	17.47%	4,364

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.563294	12.425800	7.46%	2,905
2019	10.706287	11.563294	8.00%	2,826
2018	11.024931	10.706287	-2.89%	10,300
2017	10.780596	11.024931	2.27%	6,638
2016	10.585650	10.780596	1.84%	6,662
2015	10.797240	10.585650	-1.96%	3,309
2014	10.446156	10.797240	3.36%	9,349
2013	10.821564	10.446156	-3.47%	927
2012	10.251478	10.821564	5.56%	2,086
2011*	10.000000	10.251478	2.51%	393
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.592744	10.829806	2.24%	39,627
2019	10.084443	10.592744	5.04%	32,655
2018*	10.000000	10.084443	0.84%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	11.658471	13.017280	11.66%	7,188
2019	9.622146	11.658471	21.16%	10,272
2018	11.823948	9.622146	-18.62%	15,897
2017	8.478499	11.823948	39.46%	18,372
2016	7.986584	8.478499	6.16%	10,435
2015	9.647324	7.986584	-17.21%	6,230
2014*	10.000000	9.647324	-3.53%	6,130
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.076846	12.617669	4.48%	0
2019	10.680190	12.076846	13.08%	0
2018	11.173295	10.680190	-4.41%	0
2017	10.619665	11.173295	5.21%	0
2016	9.439230	10.619665	12.51%	0
2015	9.834543	9.439230	-4.02%	0
2014*	10.000000	9.834543	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.300910	10.769049	4.54%	18,129
2019	9.835729	10.300910	4.73%	19,087
2018	9.986041	9.835729	-1.51%	25,337
2017	9.925679	9.986041	0.61%	30,104
2016	9.997167	9.925679	-0.72%	33,475
2015	10.155307	9.997167	-1.56%	20,920
2014*	10.000000	10.155307	1.55%	11,663

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	8.885092	8.772276	-1.27%	779,315
2019	8.880171	8.885092	0.06%	306,610
2018	8.910207	8.880171	-0.34%	403,439
2017	9.021456	8.910207	-1.23%	337,950
2016	9.153636	9.021456	-1.44%	307,006
2015	9.288313	9.153636	-1.45%	280,691
2014	9.424973	9.288313	-1.45%	328,041
2013	9.563643	9.424973	-1.45%	187,347
2012	9.704742	9.563643	-1.45%	126,582
2011	9.847131	9.704742	-1.45%	139,470
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.849034	12.557003	5.97%	37,222
2019	9.873896	11.849034	20.00%	45,859
2018	11.625395	9.873896	-15.07%	53,046
2017	9.445390	11.625395	23.08%	21,543
2016	9.496346	9.445390	-0.54%	19,604
2015	9.729431	9.496346	-2.40%	7,367
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.916215	15.472145	11.18%	6,197
2019	11.412526	13.916215	21.94%	339
2018	12.706538	11.412526	-10.18%	332
2017	10.886599	12.706538	16.72%	328
2016	10.090944	10.886599	7.88%	4,978
2015	10.342655	10.090944	-2.43%	5,103
2014*	10.000000	10.342655	3.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	12.326885	13.290844	7.82%	47,158
2019	10.844558	12.326885	13.67%	18,912
2018	11.565892	10.844558	-6.24%	18,982
2017	10.560150	11.565892	9.52%	7,404
2016	10.079814	10.560150	4.77%	8,135
2015	10.245915	10.079814	-1.62%	7,802
2014*	10.000000	10.245915	2.46%	6,255
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	13.244099	14.568584	10.00%	26,225
2019	11.204677	13.244099	18.20%	19,560
2018	12.157097	11.204677	-7.83%	19,560
2017	10.744358	12.157097	13.15%	19,560
2016	10.118873	10.744358	6.18%	19,560
2015	10.322671	10.118873	-1.97%	20,116
2014*	10.000000	10.322671	3.23%	19,560

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.211967	11.791380	5.17%	0
2019	10.386762	11.211967	7.94%	1,513
2018	10.734007	10.386762	-3.23%	2,729
2017	10.305861	10.734007	4.15%	3,087
2016	10.029462	10.305861	2.76%	3,447
2015	10.150158	10.029462	-1.19%	17,886
2014*	10.000000	10.150158	1.50%	4,431
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.975811	12.340368	3.04%	0
2019	10.754151	11.975811	11.36%	0
2018	11.563795	10.754151	-7.00%	0
2017	10.289707	11.563795	12.38%	0
2016	9.876947	10.289707	4.18%	0
2015	10.357994	9.876947	-4.64%	0
2014	10.258470	10.357994	0.97%	0
2013*	10.000000	10.258470	2.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.515310	13.114319	4.79%	0
2019	11.019200	12.515310	13.58%	0
2018	11.902873	11.019200	-7.42%	0
2017	10.325918	11.902873	15.27%	0
2016	9.796497	10.325918	5.40%	0
2015	10.349990	9.796497	-5.35%	0
2014	10.323299	10.349990	0.26%	0
2013*	10.000000	10.323299	3.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.835083	13.957464	8.74%	132,239
2019	11.061120	12.835083	16.04%	151,856
2018	11.900732	11.061120	-7.06%	148,687
2017	10.693052	11.900732	11.29%	167,029
2016	10.126606	10.693052	5.59%	151,400
2015	10.310108	10.126606	-1.78%	51,153
2014*	10.000000	10.310108	3.10%	167
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.541875	14.990858	10.70%	20,404
2019	11.279095	13.541875	20.06%	16,045
2018	12.404426	11.279095	-9.07%	16,050
2017	10.787237	12.404426	14.99%	15,985
2016	10.089742	10.787237	6.91%	20,850
2015	10.313474	10.089742	-2.17%	20,428
2014*	10.000000	10.313474	3.13%	3,728

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	12.002313	12.839906	6.98%	0
2019	10.731913	12.002313	11.84%	0
2018	11.312872	10.731913	-5.14%	0
2017	10.510683	11.312872	7.63%	0
2016	10.089516	10.510683	4.17%	1,355
2015	10.241097	10.089516	-1.48%	0
2014*	10.000000	10.241097	2.41%	1,791
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.462955	11.045876	5.57%	0
2019*	10.000000	10.462955	4.63%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.763500	12.279191	14.08%	0
2019*	10.000000	10.763500	7.64%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	26.999949	34.568784	28.03%	22,070
2019	21.039358	26.999949	28.33%	6,676
2018	22.090828	21.039358	-4.76%	12,708
2017	17.258279	22.090828	28.00%	4,208
2016	17.169828	17.258279	0.52%	4,219
2015	16.893748	17.169828	1.63%	4,170
2014	15.562924	16.893748	8.55%	2,492
2013	11.748664	15.562924	32.47%	1,282
2012	10.265119	11.748664	14.45%	0
2011	10.763783	10.265119	-4.63%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.439843	19.203326	16.81%	25,309
2019	12.146925	16.439843	35.34%	9,554
2018	12.519551	12.146925	-2.98%	9,920
2017	9.997140	12.519551	25.23%	9,858
2016	9.817454	9.997140	1.83%	9,358
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.798315	17.98%	8,056
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	14.225329	15.857655	11.47%	20,494
2019	11.487837	14.225329	23.83%	18,529
2018	13.155481	11.487837	-12.68%	17,428
2017	11.529261	13.155481	14.11%	32,333
2016	9.725229	11.529261	18.55%	34,617
2015	10.124913	9.725229	-3.95%	6,400

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.836175	23.221644	-2.58%	14,196
2019	19.529777	23.836175	22.05%	8,777
2018	22.820978	19.529777	-14.42%	7,619
2017	20.340828	22.820978	12.19%	8,251
2016	17.551332	20.340828	15.89%	13,176
2015	18.338760	17.551332	-4.29%	7,307
2014	15.902046	18.338760	15.32%	5,570
2013	11.892846	15.902046	33.71%	4,186
2012	10.372731	11.892846	14.65%	431
2011	10.775174	10.372731	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	17.462980	24.246678	38.85%	6,533
2019	13.056937	17.462980	33.74%	565
2018	14.392978	13.056937	-9.28%	1,929
2017	11.690273	14.392978	23.12%	2,379
2016	10.952238	11.690273	6.74%	464
2015	11.029985	10.952238	-0.70%	513
2014*	10.000000	11.029985	10.30%	750
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	12.729764	13.191568	3.63%	3,108
2019	10.854604	12.729764	17.28%	3,480
2018	13.263946	10.854604	-18.16%	3,361
2017	12.340125	13.263946	7.49%	3,267
2016	9.942750	12.340125	24.11%	1,629
2015	10.735606	9.942750	-7.39%	1,144
2014*	10.000000	10.735606	7.36%	2,663
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	14.573723	17.621180	20.91%	19,176
2019	11.769483	14.573723	23.83%	10,482
2018	13.670879	11.769483	-13.91%	4,781
2017	12.222871	13.670879	11.85%	3,961
2016	10.096869	12.222871	21.06%	5,436
2015	10.415750	10.096869	-3.06%	2,553
2014*	10.000000	10.415750	4.16%	2,466
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.980551	17.859297	11.76%	12,139
2019	12.659939	15.980551	26.23%	12,995
2018	13.524513	12.659939	-6.39%	13,827
2017	10.999448	13.524513	22.96%	812
2016*	10.000000	10.999448	9.99%	812

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.734542	13.693545	-7.07%	7,204
2019	11.461760	14.734542	28.55%	7,417
2018	12.123206	11.461760	-5.46%	15,132
2017	11.589130	12.123206	4.61%	5,646
2016	10.971721	11.589130	5.63%	5,213
2015	11.801151	10.971721	-7.03%	4,941
2014	9.311151	11.801151	26.74%	17,082
2013*	10.000000	9.311151	-6.89%	475
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	16.142612	18.802847	16.48%	138,396
2019	12.488986	16.142612	29.25%	203,160
2018	13.287442	12.488986	-6.01%	234,345
2017	11.093880	13.287442	19.77%	206,089
2016	10.080736	11.093880	10.05%	135,521
2015	10.111448	10.080736	-0.30%	129,594
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.033951	10.168493	1.34%	24,472
2019	9.781782	10.033951	2.58%	15,689
2018	9.845741	9.781782	-0.65%	16,186
2017	9.834901	9.845741	0.11%	38,752
2016	9.736608	9.834901	1.01%	33,600
2015	9.913687	9.736608	-1.79%	31,568
2014	10.010117	9.913687	-0.96%	3,176
2013	10.146693	10.010117	-1.35%	10,789
2012	9.945902	10.146693	2.02%	2,897
2011*	10.000000	9.945902	-0.54%	2,006
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.803742	16.231585	17.59%	10,241
2019	11.209045	13.803742	23.15%	18,960
2018	12.830334	11.209045	-12.64%	43,021
2017	11.401692	12.830334	12.53%	34,005
2016	9.571365	11.401692	19.12%	21,436
2015	10.210680	9.571365	-6.26%	1,205
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	26.561879	42.013510	58.17%	4,947
2019	19.696768	26.561879	34.85%	10,530
2018	21.503847	19.696768	-8.40%	6,886
2017	17.110130	21.503847	25.68%	15,006
2016	16.369896	17.110130	4.52%	8,142
2015	16.668385	16.369896	-1.79%	9,638
2014	16.307063	16.668385	2.22%	8,110
2013	11.938088	16.307063	36.60%	10,457
2012	10.566705	11.938088	12.98%	426
2011	11.221335	10.566705	-5.83%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	10.090465	10.765395	6.69%	7,140
2019	8.883375	10.090465	13.59%	7,187
2018	9.670737	8.883375	-8.14%	8,345
2017	9.198056	9.670737	5.14%	7,274
2016	9.393596	9.198056	-2.08%	1,334
2015	10.039847	9.393596	-6.44%	208
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	10.847318	11.245991	3.68%	490
2019	9.579948	10.847318	13.23%	2,610
2018	10.639951	9.579948	-9.96%	4,482
2017	9.783482	10.639951	8.75%	5,655
2016	9.089422	9.783482	7.64%	8,912
2015	9.955042	9.089422	-8.70%	5,606
2014	10.131502	9.955042	-1.74%	1,406
2013*	10.000000	10.131502	1.32%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	9.774387	9.865951	0.94%	13,369
2019	9.633575	9.774387	1.46%	12,223
2018	10.408860	9.633575	-7.45%	10,603
2017	10.267099	10.408860	1.38%	17,834
2016	9.203561	10.267099	11.56%	29,988
2015	9.648659	9.203561	-4.61%	13,484
2014	9.655248	9.648659	-0.07%	4,094
2013*	10.000000	9.655248	-3.45%	3,493
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	12.018356	12.780727	6.34%	15,253
2019	10.913534	12.018356	10.12%	19,508
2018	11.713002	10.913534	-6.83%	19,109
2017	10.482442	11.713002	11.74%	18,473
2016	9.420512	10.482442	11.27%	21,651
2015	10.526292	9.420512	-10.50%	69,955
2014	10.632807	10.526292	-1.00%	63,491
2013	10.777474	10.632807	-1.34%	26,211
2012	9.525904	10.777474	13.14%	33,375
2011*	10.000000	9.525904	-4.74%	3,739
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	6.028102	6.013673	-0.24%	2,919
2019	5.493243	6.028102	9.74%	7,837
2018	6.497283	5.493243	-15.45%	9,835
2017	6.460350	6.497283	0.57%	8,531
2016	5.706476	6.460350	13.21%	12,259
2015	7.789520	5.706476	-26.74%	24,546
2014	9.712740	7.789520	-19.80%	24,409
2013	11.556201	9.712740	-15.95%	14,390
2012	11.155054	11.556201	3.60%	2,468
2011	12.242383	11.155054	-8.88%	2,588

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.681784	11.021192	3.18%	35,020
2019	10.339213	10.681784	3.31%	36,547
2018	10.395865	10.339213	-0.54%	42,860
2017	10.055113	10.395865	3.39%	44,553
2016	9.750896	10.055113	3.12%	46,253
2015	10.074482	9.750896	-3.21%	18,292
2014	9.930429	10.074482	1.45%	27,376
2013*	10.000000	9.930429	-0.70%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	14.496144	15.225928	5.03%	13,754
2019	12.829576	14.496144	12.99%	15,614
2018	13.679482	12.829576	-6.21%	3,710
2017	12.643616	13.679482	8.19%	5,556
2016	11.331840	12.643616	11.58%	6,263
2015	11.777117	11.331840	-3.78%	2,792
2014	11.784872	11.777117	-0.07%	3,487
2013	12.864110	11.784872	-8.39%	1,710
2012	11.084504	12.864110	16.05%	4,328
2011	10.589481	11.084504	4.67%	941
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.223675	12.167566	8.41%	17,182
2019	10.742206	11.223675	4.48%	19,578
2018	11.389779	10.742206	-5.69%	20,030
2017	10.649451	11.389779	6.95%	29,780
2016	10.395866	10.649451	2.44%	25,495
2015	11.003686	10.395866	-5.52%	31,393
2014	10.929670	11.003686	0.68%	13,878
2013	12.129537	10.929670	-9.89%	10,449
2012	11.518021	12.129537	5.31%	6,702
2011	10.876128	11.518021	5.90%	4,806
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	15.626903	16.264760	4.08%	9,235
2019	13.835181	15.626903	12.95%	23,857
2018	14.437131	13.835181	-4.17%	11,255
2017	13.752975	14.437131	4.97%	29,536
2016	12.420355	13.752975	10.73%	19,203
2015	12.830077	12.420355	-3.19%	14,945
2014	12.611165	12.830077	1.74%	10,138
2013	12.114694	12.611165	4.10%	11,998
2012	10.765294	12.114694	12.53%	4,859
2011	10.581086	10.765294	1.74%	5,630
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.952768	11.483254	4.84%	16,835
2019	10.247071	10.952768	6.89%	19,124
2018	10.368983	10.247071	-1.18%	16,813
2017*	10.000000	10.368983	3.69%	3,509

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.683819	11.102435	3.92%	0
2019	10.141051	10.683819	5.35%	1,718
2018	10.087731	10.141051	0.53%	0
2017*	10.000000	10.087731	0.88%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.065484	12.067747	9.06%	831
2019	10.501817	11.065484	5.37%	1,293
2018	11.109735	10.501817	-5.47%	1,914
2017	10.179959	11.109735	9.13%	8,130
2016	10.037885	10.179959	1.42%	2,160
2015	10.972928	10.037885	-8.52%	1,775
2014	11.100970	10.972928	-1.15%	1,654
2013	12.056025	11.100970	-7.92%	410
2012	11.625585	12.056025	3.70%	0
2011	10.880441	11.625585	6.85%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.937355	10.076256	1.40%	48,323
2019	9.702851	9.937355	2.42%	112,211
2018	9.823111	9.702851	-1.22%	97,365
2017	9.843970	9.823111	-0.21%	127,989
2016	9.859743	9.843970	-0.16%	168,849
2015	9.983980	9.859743	-1.24%	131,320
2014	10.055631	9.983980	-0.71%	153,234
2013	10.227331	10.055631	-1.68%	0
2012	9.813891	10.227331	4.21%	2,219
2011*	10.000000	9.813891	-1.86%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.527316	12.329323	6.96%	45,358
2019	10.805742	11.527316	6.68%	57,566
2018	11.035680	10.805742	-2.08%	51,567
2017	10.682997	11.035680	3.30%	89,789
2016	10.566756	10.682997	1.10%	51,214
2015	10.686357	10.566756	-1.12%	31,374
2014	10.409755	10.686357	2.66%	18,822
2013	10.784326	10.409755	-3.47%	10,951
2012	9.993935	10.784326	7.91%	9,636
2011*	10.000000	9.993935	-0.06%	3,536

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	15.329708	15.406077	0.50%	0
2019	13.610984	15.329708	12.63%	0
2018	14.382881	13.610984	-5.37%	0
2017	13.636752	14.382881	5.47%	0
2016	12.160885	13.636752	12.14%	0
2015	12.885608	12.160885	-5.62%	0
2014	13.114028	12.885608	-1.74%	0
2013	11.901896	13.114028	10.18%	0
2012	10.439021	11.901896	14.01%	0
2011	10.811773	10.439021	-3.45%	121,291
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	11.578363	15.466792	33.58%	6,650
2019	9.301817	11.578363	24.47%	322
2018	11.595817	9.301817	-19.78%	1,194
2017	8.854711	11.595817	30.96%	1,207
2016	8.927503	8.854711	-0.82%	13,430
2015	9.996527	8.927503	-10.69%	12,129
2014	10.305269	9.996527	-3.00%	990
2013	9.095166	10.305269	13.30%	1,022
2012	7.992311	9.095166	13.80%	2,072
2011	11.108745	7.992311	-28.05%	414
ProFunds - ProFund VP Banks - Q/NQ
2020	21.118029	17.645372	-16.44%	947
2019	15.707077	21.118029	34.45%	9,645
2018	19.414137	15.707077	-19.09%	10,290
2017	16.705559	19.414137	16.21%	6,742
2016	13.755441	16.705559	21.45%	5,218
2015	14.018545	13.755441	-1.88%	3,721
2014	12.887514	14.018545	8.78%	1,928
2013	9.798809	12.887514	31.52%	1,377
2012	7.453460	9.798809	31.47%	1,377
2011*	10.000000	7.453460	-25.47%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	10.896349	12.508619	14.80%	1,215
2019	9.392468	10.896349	16.01%	5,067
2018	11.575547	9.392468	-18.86%	5,790
2017	9.552406	11.575547	21.18%	16,754
2016	8.180023	9.552406	16.78%	2,904
2015	9.642949	8.180023	-15.17%	1,980
2014	9.622572	9.642949	0.21%	774
2013	8.244482	9.622572	16.72%	0
2012	7.711647	8.244482	6.91%	0
2011*	10.000000	7.711647	-22.88%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2020	2.045835	1.499718	-26.69%	20,971
2019	2.694179	2.045835	-24.06%	12,688
2018	2.627523	2.694179	2.54%	32,133
2017	3.249973	2.627523	-19.15%	63,788
2016	3.792757	3.249973	-14.31%	12,688
2015	4.047860	3.792757	-6.30%	39,590
2014	4.789906	4.047860	-15.49%	37,363
2013	6.617404	4.789906	-27.62%	48,350
2012	8.051204	6.617404	-17.81%	2,452
2011	8.966022	8.051204	-10.20%	877
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	29.694673	33.763862	13.70%	4,156
2019	25.873658	29.694673	14.77%	5,161
2018	28.156588	25.873658	-8.11%	5,095
2017	23.314150	28.156588	20.77%	6,582
2016	27.988415	23.314150	-16.70%	11,166
2015	27.492807	27.988415	1.80%	12,406
2014	21.504579	27.492807	27.85%	16,945
2013	12.956311	21.504579	65.98%	4,520
2012	9.343755	12.956311	38.66%	7,090
2011*	10.000000	9.343755	-6.56%	0
ProFunds - ProFund VP Bull - Q/NQ
2020	23.580258	26.964278	14.35%	1,869
2019	18.565267	23.580258	27.01%	1,754
2018	20.073973	18.565267	-7.52%	8,418
2017	17.067289	20.073973	17.62%	1,894
2016	15.792132	17.067289	8.07%	9,719
2015	16.098228	15.792132	-1.90%	18,632
2014	14.654455	16.098228	9.85%	15,934
2013	11.459967	14.654455	27.88%	8,077
2012	10.210784	11.459967	12.23%	1,177
2011	10.360620	10.210784	-1.45%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	18.455126	23.835239	29.15%	21,083
2019	14.796429	18.455126	24.73%	13,062
2018	17.624220	14.796429	-16.04%	12,332
2017	15.542877	17.624220	13.39%	3,238
2016	15.231283	15.542877	2.05%	4,735
2015	14.837662	15.231283	2.65%	6,724
2014	13.659013	14.837662	8.63%	20,459
2013	10.789969	13.659013	26.59%	4,828
2012	9.876524	10.789969	9.25%	4,828
2011*	10.000000	9.876524	-1.23%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	26.633905	33.687778	26.48%	5,895
2019	21.683226	26.633905	22.83%	6,078
2018	21.869483	21.683226	-0.85%	12,918
2017	18.746993	21.869483	16.66%	6,898
2016	18.257939	18.746993	2.68%	5,269
2015	17.696685	18.257939	3.17%	11,103
2014	15.967368	17.696685	10.83%	17,380
2013	11.583833	15.967368	37.84%	8,091
2012	9.627029	11.583833	20.33%	4,805
2011*	10.000000	9.627029	-3.73%	408
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	9.600066	11.988917	24.88%	3,674
2019	7.841073	9.600066	22.43%	5,316
2018	9.391015	7.841073	-16.50%	7,703
2017	7.150587	9.391015	31.33%	8,179
2016	6.535919	7.150587	9.40%	27,531
2015	8.025648	6.535919	-18.56%	9,984
2014	8.432165	8.025648	-4.82%	5,954
2013	9.143511	8.432165	-7.78%	7,909
2012	8.706344	9.143511	5.02%	2,186
2011	11.002120	8.706344	-20.87%	596
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	12.748165	11.403321	-10.55%	8,541
2019	10.982229	12.748165	16.08%	21,182
2018	12.978507	10.982229	-15.38%	32,019
2017	11.000530	12.978507	17.98%	27,977
2016	10.353408	11.000530	6.25%	22,067
2015	11.788060	10.353408	-12.17%	24,658
2014	13.093773	11.788060	-9.97%	8,831
2013	10.923089	13.093773	19.87%	647
2012	9.506465	10.923089	14.90%	304
2011	10.586794	9.506465	-10.20%	0
ProFunds - ProFund VP Financials - Q/NQ
2020	21.433013	20.748442	-3.19%	829
2019	16.694758	21.433013	28.38%	5,237
2018	18.914426	16.694758	-11.74%	6,852
2017	16.238274	18.914426	16.48%	7,047
2016	14.287704	16.238274	13.65%	6,851
2015	14.717897	14.287704	-2.92%	4,187
2014	13.226027	14.717897	11.28%	2,625
2013	10.161119	13.226027	30.16%	3,775
2012	8.266531	10.161119	22.92%	1,330
2011*	10.000000	8.266531	-17.33%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2020	26.311818	29.673830	12.78%	13,898
2019	22.366295	26.311818	17.64%	13,236
2018	21.733168	22.366295	2.91%	21,849
2017	18.237223	21.733168	19.17%	7,986
2016	19.286543	18.237223	-5.44%	10,728
2015	18.634253	19.286543	3.50%	13,038
2014	15.285802	18.634253	21.91%	7,744
2013	11.098230	15.285802	37.73%	2,876
2012	9.592271	11.098230	15.70%	194
2011*	10.000000	9.592271	-4.08%	0
ProFunds - ProFund VP Industrials - Q/NQ
2020	20.740396	23.865490	15.07%	2,204
2019	16.127678	20.740396	28.60%	6,719
2018	18.761241	16.127678	-14.04%	6,719
2017	15.552942	18.761241	20.63%	10,143
2016	13.425494	15.552942	15.85%	6,615
2015	14.105511	13.425494	-4.82%	3,613
2014	13.556929	14.105511	4.05%	724
2013	9.954764	13.556929	36.19%	4,402
2012	8.723268	9.954764	14.12%	878
2011*	10.000000	8.723268	-12.77%	450
ProFunds - ProFund VP International - Q/NQ
2020	12.135888	12.545663	3.38%	2,350
2019	10.324799	12.135888	17.54%	1,122
2018	12.437651	10.324799	-16.99%	7,235
2017	10.361640	12.437651	20.04%	8,154
2016	10.611882	10.361640	-2.36%	7,000
2015	11.161193	10.611882	-4.92%	11,484
2014	12.324730	11.161193	-9.44%	909
2013	10.465901	12.324730	17.76%	4,890
2012	9.160608	10.465901	14.25%	1,560
2011	10.851180	9.160608	-15.58%	0
ProFunds - ProFund VP Internet - Q/NQ
2020	29.561024	43.938542	48.64%	15,375
2019	25.413056	29.561024	16.32%	13,921
2018	24.576500	25.413056	3.40%	15,133
2017	18.329164	24.576500	34.08%	11,397
2016	17.623664	18.329164	4.00%	12,978
2015	14.858733	17.623664	18.61%	13,693
2014	14.910119	14.858733	-0.34%	6,824
2013	9.972554	14.910119	49.51%	1,808
2012	8.449583	9.972554	18.02%	0
2011*	10.000000	8.449583	-15.50%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2020	15.988302	18.267023	14.25%	15,681
2019	13.519832	15.988302	18.26%	17,221
2018	15.526471	13.519832	-12.92%	18,673
2017	13.300154	15.526471	16.74%	20,129
2016	13.439851	13.300154	-1.04%	12,899
2015	12.888908	13.439851	4.27%	17,562
2014	12.669808	12.888908	1.73%	12,071
2013	8.672739	12.669808	46.09%	22,011
2012	7.157889	8.672739	21.16%	815
2011	8.916045	7.157889	-19.72%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	34.590270	49.622917	43.46%	19,004
2019	25.675617	34.590270	34.72%	17,051
2018	26.551993	25.675617	-3.30%	25,410
2017	20.665167	26.551993	28.49%	13,356
2016	19.921378	20.665167	3.73%	25,935
2015	18.812127	19.921378	5.90%	13,411
2014	16.314474	18.812127	15.31%	16,328
2013	12.328816	16.314474	32.33%	14,716
2012	10.763492	12.328816	14.54%	2,107
2011	10.764877	10.763492	-0.01%	2,760
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	8.999499	5.812456	-35.41%	47,570
2019	8.415264	8.999499	6.94%	18,384
2018	10.704667	8.415264	-21.39%	16,764
2017	11.217811	10.704667	-4.57%	17,094
2016	9.165730	11.217811	22.39%	16,475
2015	12.137531	9.165730	-24.48%	14,611
2014	13.817811	12.137531	-12.16%	3,839
2013	11.300827	13.817811	22.27%	3,974
2012	11.144598	11.300827	1.40%	0
2011	11.059811	11.144598	0.77%	587
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	19.271181	21.368214	10.88%	1,811
2019	17.147158	19.271181	12.39%	2,358
2018	18.550799	17.147158	-7.57%	7,041
2017	17.056406	18.550799	8.76%	4,607
2016	17.977923	17.056406	-5.13%	7,730
2015	17.466361	17.977923	2.93%	5,511
2014	14.848635	17.466361	17.63%	6,219
2013	11.446782	14.848635	29.72%	8,047
2012	10.384502	11.446782	10.23%	0
2011*	10.000000	10.384502	3.85%	403

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	4.135314	5.057772	22.31%	28,292
2019	2.874467	4.135314	43.86%	15,955
2018	3.371063	2.874467	-14.73%	11,557
2017	3.249043	3.371063	3.76%	11,824
2016	2.115767	3.249043	53.56%	9,977
2015	3.197331	2.115767	-33.83%	9,523
2014	4.261472	3.197331	-24.97%	4,424
2013	6.968437	4.261472	-38.85%	2,625
2012	8.274978	6.968437	-15.79%	2,482
2011*	10.000000	8.274978	-17.25%	4,076
ProFunds - ProFund VP Real Estate - Q/NQ
2020	16.559410	15.292417	-7.65%	1,036
2019	13.255933	16.559410	24.92%	4,171
2018	14.264742	13.255933	-7.07%	2,941
2017	13.395767	14.264742	6.49%	1,997
2016	12.856391	13.395767	4.20%	3,887
2015	13.003417	12.856391	-1.13%	6,055
2014	10.554309	13.003417	23.20%	2,347
2013	10.699728	10.554309	-1.36%	2,038
2012	9.266222	10.699728	15.47%	78
2011*	10.000000	9.266222	-7.34%	366
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.577400	1.861839	-27.76%	1,963
2019	3.166847	2.577400	-18.61%	1,963
2018	3.085311	3.166847	2.64%	7,835
2017	3.553665	3.085311	-13.18%	7,835
2016	3.802070	3.553665	-6.53%	5,315
2015	3.920236	3.802070	-3.01%	1,963
2014	5.703887	3.920236	-31.27%	1,963
2013	4.969049	5.703887	14.79%	3,722
2012	5.418106	4.969049	-8.29%	5,624
2011	8.796519	5.418106	-38.41%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	30.464777	43.488811	42.75%	5,113
2019	20.639574	30.464777	47.60%	4,705
2018	23.332460	20.639574	-11.54%	4,122
2017	17.465039	23.332460	33.60%	6,875
2016	13.876463	17.465039	25.86%	12,428
2015	14.497542	13.876463	-4.28%	4,744
2014	10.934999	14.497542	32.58%	9,108
2013	8.312988	10.934999	31.54%	0
2012	8.802584	8.312988	-5.56%	0
2011*	10.000000	8.802584	-11.97%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	4.078756	2.743079	-32.75%	0
2019	5.238519	4.078756	-22.14%	82
2018	4.721711	5.238519	10.95%	4,736
2017	6.639601	4.721711	-28.89%	4,736
2016	8.043299	6.639601	-17.45%	82
2015	7.318636	8.043299	9.90%	82
2014	7.650417	7.318636	-4.34%	82
2013	7.780904	7.650417	-1.68%	948
2012	9.080127	7.780904	-14.31%	0
2011	8.325806	9.080127	9.06%	0
ProFunds - ProFund VP Short International - Q/NQ
2020	3.382740	2.768790	-18.15%	0
2019	4.156531	3.382740	-18.62%	0
2018	3.652753	4.156531	13.79%	5,851
2017	4.670061	3.652753	-21.78%	5,851
2016	5.035518	4.670061	-7.26%	0
2015	5.310448	5.035518	-5.18%	0
2014	5.241833	5.310448	1.31%	0
2013	6.733556	5.241833	-22.15%	995
2012	8.557781	6.733556	-21.32%	0
2011	8.529631	8.557781	0.33%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.284051	0.724135	-43.61%	0
2019	1.811039	1.284051	-29.10%	906
2018	1.892466	1.811039	-4.30%	906
2017	2.568770	1.892466	-26.33%	906
2016	2.897995	2.568770	-11.36%	906
2015	3.381759	2.897995	-14.31%	906
2014	4.256540	3.381759	-20.55%	906
2013	6.118202	4.256540	-30.43%	906
2012	7.645513	6.118202	-19.98%	0
2011	8.665576	7.645513	-11.77%	0
ProFunds - ProFund VP Technology - Q/NQ
2020	29.667344	42.337294	42.71%	7,842
2019	20.734916	29.667344	43.08%	13,359
2018	21.536055	20.734916	-3.72%	11,567
2017	16.164551	21.536055	33.23%	11,805
2016	14.599696	16.164551	10.72%	7,175
2015	14.466957	14.599696	0.92%	8,117
2014	12.428367	14.466957	16.40%	3,646
2013	10.073439	12.428367	23.38%	0
2012	9.266794	10.073439	8.70%	5,915
2011*	10.000000	9.266794	-7.33%	416

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	13.085208	13.301770	1.66%	10,471
2019	11.569091	13.085208	13.10%	10,555
2018	13.829103	11.569091	-16.34%	7,846
2017	14.336446	13.829103	-3.54%	3,939
2016	11.957290	14.336446	19.90%	276
2015	11.951376	11.957290	0.05%	1,123
2014	12.058985	11.951376	-0.89%	1,214
2013	10.918615	12.058985	10.44%	1,451
2012	9.508926	10.918615	14.82%	2,314
2011*	10.000000	9.508926	-4.91%	1,105
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	16.988735	20.206374	18.94%	0
2019	14.581730	16.988735	16.51%	3
2018	15.645934	14.581730	-6.80%	174
2017	14.499902	15.645934	7.90%	184
2016	14.758063	14.499902	-1.75%	228
2015	15.870429	14.758063	-7.01%	253
2014	11.807003	15.870429	34.42%	3,343
2013	14.811391	11.807003	-20.28%	302
2012	14.885050	14.811391	-0.49%	340
2011	10.524235	14.885050	41.44%	1,172
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	108.085268	198.447007	83.60%	74
2019	61.043892	108.085268	77.06%	73
2018	68.549977	61.043892	-10.95%	0
2017	41.320248	68.549977	65.90%	387
2016	38.598439	41.320248	7.05%	0
2015	34.476374	38.598439	11.96%	0
2014	25.753620	34.476374	33.87%	0
2013	14.595469	25.753620	76.45%	3,425
2012	11.073099	14.595469	31.81%	0
2011	11.371515	11.073099	-2.62%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.152484	0.042884	-71.88%	2,066
2019	0.312604	0.152484	-51.22%	2,066
2018	0.358820	0.312604	-12.88%	2,058
2017	0.661236	0.358820	-45.73%	2,058
2016	0.840890	0.661236	-21.36%	0
2015	1.157102	0.840890	-27.33%	0
2014	1.827543	1.157102	-36.69%	3,934
2013	3.610351	1.827543	-49.38%	7,981
2012	5.655789	3.610351	-36.17%	0
2011	7.374214	5.655789	-23.30%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2020	20.688243	19.898925	-3.82%	16,991
2019	17.084479	20.688243	21.09%	19,316
2018	16.851166	17.084479	1.38%	17,991
2017	15.454155	16.851166	9.04%	9,076
2016	13.626603	15.454155	13.41%	10,301
2015	14.772956	13.626603	-7.76%	9,730
2014	11.907963	14.772956	24.06%	2,974
2013	10.663498	11.907963	11.67%	2,778
2012	10.805462	10.663498	-1.31%	2,740
2011*	10.000000	10.805462	8.05%	2,617
Rydex Variable Trust - Banking Fund - Q/NQ
2020	10.964296	9.890706	-9.79%	9,532
2019	8.665265	10.964296	26.53%	12,168
2018	10.881859	8.665265	-20.37%	15,423
2017	9.816070	10.881859	10.86%	15,726
2016	7.826958	9.816070	25.41%	9,844
2015	8.347904	7.826958	-6.24%	12,839
2014	8.190708	8.347904	1.92%	8,806
2013	6.433608	8.190708	27.31%	5,823
2012	5.255682	6.433608	22.41%	5,045
2011	6.857341	5.255682	-23.36%	2,349
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	26.323268	31.065634	18.02%	2,620
2019	21.996081	26.323268	19.67%	3,237
2018	27.038920	21.996081	-18.65%	3,412
2017	22.592816	27.038920	19.68%	2,538
2016	17.518043	22.592816	28.97%	1,558
2015	21.493925	17.518043	-18.50%	1,431
2014	22.213581	21.493925	-3.24%	0
2013	22.262322	22.213581	-0.22%	1,808
2012	20.402720	22.262322	9.11%	0
2011	24.781442	20.402720	-17.67%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	34.898852	41.722840	19.55%	7,623
2019	28.404861	34.898852	22.86%	8,715
2018	31.831712	28.404861	-10.77%	9,784
2017	24.952681	31.831712	27.57%	9,723
2016	31.515303	24.952681	-20.82%	12,236
2015	29.481065	31.515303	6.90%	13,446
2014	22.543940	29.481065	30.77%	8,622
2013	14.834646	22.543940	51.97%	15,240
2012	11.070089	14.834646	34.01%	2,055
2011	10.156930	11.070089	8.99%	365

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	2.088921	1.590826	-23.84%	43,996
2019	1.839151	2.088921	13.58%	41,558
2018	2.198947	1.839151	-16.36%	41,484
2017	2.136550	2.198947	2.92%	14,046
2016	1.963633	2.136550	8.81%	18,035
2015	3.009951	1.963633	-34.76%	21,355
2014	4.628426	3.009951	-34.97%	22,037
2013	4.852366	4.628426	-4.62%	9,597
2012	4.994243	4.852366	-2.84%	456
2011	5.428238	4.994243	-8.00%	3,456
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	35.419226	37.549751	6.02%	850
2019	29.379763	35.419226	20.56%	1,882
2018	33.927617	29.379763	-13.40%	1,880
2017	30.866926	33.927617	9.92%	2,728
2016	29.710427	30.866926	3.89%	3,810
2015	28.381517	29.710427	4.68%	6,082
2014	25.570386	28.381517	10.99%	3,576
2013	20.230905	25.570386	26.39%	2,682
2012	18.826057	20.230905	7.46%	1,820
2011	16.791414	18.826057	12.12%	1,060
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	46.718980	46.838271	0.26%	70
2019	32.146631	46.718980	45.33%	523
2018	38.034486	32.146631	-15.48%	572
2017	24.345666	38.034486	56.23%	36
2016	18.897174	24.345666	28.83%	36
2015	20.019617	18.897174	-5.61%	1,174
2014	17.391830	20.019617	15.11%	1,157
2013	10.846728	17.391830	60.34%	740
2012	9.395760	10.846728	15.44%	0
2011	8.739433	9.395760	7.51%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	23.716440	36.453167	53.70%	7,345
2019	15.108500	23.716440	56.97%	5,552
2018	17.563855	15.108500	-13.98%	5,382
2017	13.597918	17.563855	29.17%	5,385
2016	11.096658	13.597918	22.54%	5,986
2015	11.027950	11.096658	0.62%	6,528
2014	9.043471	11.027950	21.94%	346
2013	6.794718	9.043471	33.10%	0
2012	6.823209	6.794718	-0.42%	0
2011	8.290310	6.823209	-17.70%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2020	13.576665	8.806979	-35.13%	10,545
2019	12.897794	13.576665	5.26%	12,997
2018	17.565415	12.897794	-26.57%	16,373
2017	19.014353	17.565415	-7.62%	16,412
2016	14.686531	19.014353	29.47%	21,962
2015	21.358483	14.686531	-31.24%	19,729
2014	26.633295	21.358483	-19.81%	2,820
2013	21.888342	26.633295	21.68%	1,937
2012	21.690049	21.888342	0.91%	1,820
2011	23.375620	21.690049	-7.21%	180
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	7.206759	4.450507	-38.25%	7,680
2019	7.317457	7.206759	-1.51%	7,507
2018	13.663315	7.317457	-46.44%	9,778
2017	17.040969	13.663315	-19.82%	13,881
2016	14.040458	17.040969	21.37%	9,262
2015	20.859925	14.040458	-32.69%	9,122
2014	29.956431	20.859925	-30.37%	3,280
2013	24.535727	29.956431	22.09%	4,179
2012	24.797497	24.535727	-1.06%	1,906
2011	27.739589	24.797497	-10.61%	1,105
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	11.295847	11.158375	-1.22%	90
2019	8.924812	11.295847	26.57%	0
2018	11.178024	8.924812	-20.16%	0
2017	8.819465	11.178024	26.74%	0
2016	9.477571	8.819465	-6.94%	0
2015	10.361699	9.477571	-8.53%	0
2014	12.015043	10.361699	-13.76%	0
2013	9.840561	12.015043	22.10%	0
2012	8.207887	9.840561	19.89%	491
2011	9.814012	8.207887	-16.37%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	15.558068	15.316008	-1.56%	7,726
2019	12.326253	15.558068	26.22%	8,866
2018	14.259529	12.326253	-13.56%	7,558
2017	12.519006	14.259529	13.90%	7,863
2016	10.967016	12.519006	14.15%	11,940
2015	11.590419	10.967016	-5.38%	9,270
2014	10.446800	11.590419	10.95%	6,363
2013	8.310484	10.446800	25.71%	4,155
2012	6.873798	8.310484	20.90%	3,753
2011	8.198295	6.873798	-16.16%	3,431

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	21.675667	26.050808	20.18%	2,411
2019	18.836740	21.675667	15.07%	1,763
2018	20.190469	18.836740	-6.70%	5,668
2017	18.687126	20.190469	8.04%	5,729
2016	19.025784	18.687126	-1.78%	1,695
2015	20.342418	19.025784	-6.47%	1,825
2014	15.328736	20.342418	32.71%	1,014
2013	19.027271	15.328736	-19.44%	1,490
2012	18.744644	19.027271	1.51%	758
2011	13.443005	18.744644	39.44%	1,090
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	31.542246	36.891605	16.96%	13,023
2019	26.113344	31.542246	20.79%	19,587
2018	26.173194	26.113344	-0.23%	17,889
2017	21.615841	26.173194	21.08%	17,776
2016	24.288147	21.615841	-11.00%	29,152
2015	23.577483	24.288147	3.01%	24,501
2014	19.197975	23.577483	22.81%	19,923
2013	13.736491	19.197975	39.76%	13,199
2012	11.897002	13.736491	15.46%	11,211
2011	11.531116	11.897002	3.17%	6,440
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	12.389225	12.152475	-1.91%	1,036
2019	11.043421	12.389225	12.19%	1,036
2018	11.304665	11.043421	-2.31%	5,544
2017	10.733557	11.304665	5.32%	578
2016	9.757414	10.733557	10.00%	390
2015	9.971740	9.757414	-2.15%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2020	45.696073	72.148971	57.89%	0
2019	36.957309	45.696073	23.65%	94
2018	38.744506	36.957309	-4.61%	811
2017	29.346582	38.744506	32.02%	811
2016	28.511340	29.346582	2.93%	2,124
2015	26.699052	28.511340	6.79%	2,089
2014	26.572012	26.699052	0.48%	125
2013	17.829009	26.572012	49.04%	1,458
2012	15.161738	17.829009	17.59%	2,419
2011	17.467051	15.161738	-13.20%	673

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.200988	0.107426	-46.55%	92,682
2019	0.319158	0.200988	-37.03%	205,195
2018	0.319292	0.319158	-0.04%	315,663
2017	0.530705	0.319292	-39.84%	1,679
2016	0.765408	0.530705	-30.66%	1,679
2015	0.844516	0.765408	-9.37%	27,962
2014	1.095366	0.844516	-22.90%	5,036
2013	1.980839	1.095366	-44.70%	23,555
2012	2.592166	1.980839	-23.58%	5,810
2011	3.606733	2.592166	-28.13%	749
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.193958	1.706144	-22.23%	8,662
2019	2.567519	2.193958	-14.55%	19,925
2018	2.510373	2.567519	2.28%	36,997
2017	2.795659	2.510373	-10.20%	18,564
2016	2.922626	2.795659	-4.34%	1,496
2015	3.002166	2.922626	-2.65%	1,410
2014	4.057045	3.002166	-26.00%	38,093
2013	3.571661	4.057045	13.59%	37,455
2012	3.863680	3.571661	-7.56%	0
2011	5.635948	3.863680	-31.45%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.167031	0.863819	-25.98%	368
2019	1.486010	1.167031	-21.47%	1,222
2018	1.359715	1.486010	9.29%	18,085
2017	1.595844	1.359715	-14.80%	17,441
2016	2.002360	1.595844	-20.30%	0
2015	2.054934	2.002360	-2.56%	25,519
2014	2.357706	2.054934	-12.84%	3,127
2013	3.303098	2.357706	-28.62%	13,744
2012	4.105651	3.303098	-19.55%	0
2011	4.495651	4.105651	-8.68%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.426749	0.260749	-38.90%	460,259
2019	0.601525	0.426749	-29.06%	0
2018	0.627801	0.601525	-4.19%	25,165
2017	0.845498	0.627801	-25.75%	0
2016	0.947761	0.845498	-10.79%	15,728
2015	1.103788	0.947761	-14.14%	0
2014	1.376476	1.103788	-19.81%	0
2013	1.968674	1.376476	-30.08%	0
2012	2.455575	1.968674	-19.83%	0
2011	2.770809	2.455575	-11.38%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	1.077707	0.734868	-31.81%	0
2019	1.377582	1.077707	-21.77%	156
2018	1.257928	1.377582	9.51%	82,371
2017	1.475389	1.257928	-14.74%	81,677
2016	1.877901	1.475389	-21.43%	85,789
2015	1.903602	1.877901	-1.35%	53,407
2014	2.119113	1.903602	-10.17%	54,101
2013	3.109567	2.119113	-31.85%	47,011
2012	3.855369	3.109567	-19.34%	0
2011	4.234356	3.855369	-8.95%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.192050	0.880784	-26.11%	82,421
2019	1.569111	1.192050	-24.03%	1,516
2018	1.531585	1.569111	2.45%	15,190
2017	1.880301	1.531585	-18.55%	2,330
2016	2.168227	1.880301	-13.28%	2,330
2015	2.302211	2.168227	-5.82%	16,995
2014	2.730821	2.302211	-15.70%	4,603
2013	3.770942	2.730821	-27.58%	7,222
2012	4.609243	3.770942	-18.19%	13,173
2011	5.141930	4.609243	-10.36%	814
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	20.025622	27.721031	38.43%	38
2019	14.615851	20.025622	37.01%	0
2018	19.249613	14.615851	-24.07%	0
2017	12.995251	19.249613	48.13%	777
2016	12.112385	12.995251	7.29%	777
2015	10.974133	12.112385	10.37%	6,009
2014	13.164227	10.974133	-16.64%	6,009
2013	8.562766	13.164227	53.74%	6,850
2012	7.234589	8.562766	18.36%	0
2011	10.331505	7.234589	-29.98%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	37.334048	44.523755	19.26%	929
2019	29.303122	37.334048	27.41%	930
2018	34.352429	29.303122	-14.70%	3,519
2017	29.020156	34.352429	18.37%	3,520
2016	26.875545	29.020156	7.98%	5,956
2015	27.188393	26.875545	-1.15%	1,052
2014	25.666858	27.188393	5.93%	169
2013	18.288154	25.666858	40.35%	767
2012	15.296512	18.288154	19.56%	878
2011	15.149729	15.296512	0.97%	767

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	52.422694	57.185009	9.08%	18
2019	39.081914	52.422694	34.14%	0
2018	49.204976	39.081914	-20.57%	0
2017	40.774745	49.204976	20.68%	0
2016	31.913055	40.774745	27.77%	0
2015	34.268197	31.913055	-6.87%	0
2014	31.064904	34.268197	10.31%	0
2013	20.981701	31.064904	48.06%	447
2012	17.124799	20.981701	22.52%	694
2011	18.803962	17.124799	-8.93%	447
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	99.458921	183.163831	84.16%	92
2019	55.911292	99.458921	77.89%	345
2018	62.562453	55.911292	-10.63%	0
2017	37.453583	62.562453	67.04%	0
2016	34.675309	37.453583	8.01%	531
2015	30.695695	34.675309	12.96%	2,285
2014	22.805850	30.695695	34.60%	6,545
2013	12.840710	22.805850	77.61%	4,417
2012	9.714869	12.840710	32.18%	1,107
2011	9.924591	9.714869	-2.11%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	50.692591	72.419490	42.86%	15,379
2019	37.584150	50.692591	34.88%	13,479
2018	38.842853	37.584150	-3.24%	12,224
2017	30.058171	38.842853	29.23%	5,477
2016	28.777952	30.058171	4.45%	5,334
2015	26.978091	28.777952	6.67%	9,572
2014	23.308513	26.978091	15.74%	3,133
2013	17.568951	23.308513	32.67%	2,886
2012	15.267535	17.568951	15.07%	773
2011	15.162833	15.267535	0.69%	1,026
Rydex Variable Trust - Nova Fund - Q/NQ
2020	34.597312	40.925207	18.29%	590
2019	24.204137	34.597312	42.94%	2,016
2018	27.389379	24.204137	-11.63%	182
2017	21.088872	27.389379	29.88%	262
2016	18.491083	21.088872	14.05%	314
2015	18.898911	18.491083	-2.16%	319
2014	16.171195	18.898911	16.87%	0
2013	11.013427	16.171195	46.83%	0
2012	9.142093	11.013427	20.47%	81
2011	9.385893	9.142093	-2.60%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	14.400621	19.059842	32.35%	7,617
2019	9.600926	14.400621	49.99%	9,460
2018	11.683194	9.600926	-17.82%	11,194
2017	11.070451	11.683194	5.53%	17,090
2016	6.786462	11.070451	63.13%	28,876
2015	9.890258	6.786462	-31.38%	3,975
2014	12.142249	9.890258	-18.55%	4,389
2013	22.860354	12.142249	-46.89%	3,841
2012	24.188743	22.860354	-5.49%	3,403
2011	32.361895	24.188743	-25.26%	1,975
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	27.902922	25.898445	-7.18%	2,902
2019	22.753833	27.902922	22.63%	3,731
2018	24.917013	22.753833	-8.68%	3,133
2017	23.705158	24.917013	5.11%	3,409
2016	21.836218	23.705158	8.56%	6,643
2015	22.731378	21.836218	-3.94%	5,281
2014	19.061258	22.731378	19.25%	11,737
2013	18.607767	19.061258	2.44%	6,264
2012	15.955265	18.607767	16.62%	1,465
2011	15.831020	15.955265	0.78%	1,353
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	31.675669	44.849298	41.59%	1,392
2019	25.821625	31.675669	22.67%	491
2018	27.078503	25.821625	-4.64%	2,847
2017	24.353374	27.078503	11.19%	2,616
2016	24.636699	24.353374	-1.15%	6,100
2015	25.335471	24.636699	-2.76%	1,512
2014	23.660236	25.335471	7.08%	714
2013	17.679371	23.660236	33.83%	109
2012	15.363406	17.679371	15.07%	0
2011	14.804559	15.363406	3.77%	882
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	37.285678	44.109313	18.30%	381
2019	27.949571	37.285678	33.40%	53
2018	35.263809	27.949571	-20.74%	0
2017	29.814059	35.263809	18.28%	0
2016	23.196368	29.814059	28.53%	129
2015	25.887357	23.196368	-10.39%	129
2014	25.188238	25.887357	2.78%	129
2013	16.118952	25.188238	56.26%	3,450
2012	13.395835	16.118952	20.33%	718
2011	15.478732	13.395835	-13.46%	718

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	40.436087	47.062359	16.39%	45
2019	25.247253	40.436087	60.16%	308
2018	30.286595	25.247253	-16.64%	209
2017	21.416613	30.286595	41.42%	209
2016	18.048327	21.416613	18.66%	209
2015	18.622899	18.048327	-3.09%	3,125
2014	15.159409	18.622899	22.85%	8,814
2013	9.117480	15.159409	66.27%	11,156
2012	7.150513	9.117480	27.51%	2,683
2011	7.553779	7.150513	-5.34%	681
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	28.371984	35.600987	25.48%	35,504
2019	22.740454	28.371984	24.76%	52,466
2018	24.454581	22.740454	-7.01%	62,099
2017	19.947151	24.454581	22.60%	48,634
2016	19.731371	19.947151	1.09%	52,947
2015	19.807689	19.731371	-0.39%	42,491
2014	17.878596	19.807689	10.79%	44,604
2013	12.837318	17.878596	39.27%	17,901
2012	11.496446	12.837318	11.66%	5,684
2011	11.793613	11.496446	-2.52%	6,021
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	24.369867	21.479746	-11.86%	25,774
2019	20.060246	24.369867	21.48%	31,608
2018	23.484436	20.060246	-14.58%	44,149
2017	20.566498	23.484436	14.19%	34,665
2016	17.775711	20.566498	15.70%	44,349
2015	19.904217	17.775711	-10.69%	16,709
2014	18.204831	19.904217	9.33%	30,948
2013	12.716591	18.204831	43.16%	9,032
2012	10.557366	12.716591	20.45%	4,997
2011	11.062945	10.557366	-4.57%	5,438
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	26.406643	33.952154	28.57%	5,429
2019	23.217112	26.406643	13.74%	6,969
2018	27.662577	23.217112	-16.07%	11,567
2017	23.634112	27.662577	17.05%	8,292
2016	23.350594	23.634112	1.21%	7,644
2015	23.385577	23.350594	-0.15%	8,317
2014	24.103937	23.385577	-2.98%	10,068
2013	18.245683	24.103937	32.11%	11,126
2012	15.953630	18.245683	14.37%	1,454
2011	16.295083	15.953630	-2.10%	1,251

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	23.342010	24.709582	5.86%	3,239
2019	19.341598	23.342010	20.68%	4,643
2018	24.225475	19.341598	-20.16%	4,823
2017	21.724581	24.225475	11.51%	5,819
2016	17.102727	21.724581	27.02%	11,172
2015	19.690654	17.102727	-13.14%	8,278
2014	18.721618	19.690654	5.18%	5,058
2013	13.988476	18.721618	33.84%	3,051
2012	12.133552	13.988476	15.29%	350
2011	13.259933	12.133552	-8.49%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	26.424297	30.144600	14.08%	2,909
2019	23.818205	26.424297	10.94%	3,264
2018	26.569737	23.818205	-10.36%	9,067
2017	23.224410	26.569737	14.40%	9,522
2016	19.854180	23.224410	16.97%	16,710
2015	20.221769	19.854180	-1.82%	10,037
2014	20.519409	20.221769	-1.45%	5,814
2013	14.734812	20.519409	39.26%	9,594
2012	13.518097	14.734812	9.00%	0
2011	13.250775	13.518097	2.02%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	18.195432	16.861140	-7.33%	6,617
2019	15.299519	18.195432	18.93%	9,246
2018	19.548816	15.299519	-21.74%	9,828
2017	19.890840	19.548816	-1.72%	17,792
2016	15.320115	19.890840	29.83%	18,944
2015	17.980745	15.320115	-14.80%	2,792
2014	18.008929	17.980745	-0.16%	4,472
2013	12.794249	18.008929	40.76%	6,935
2012	10.784968	12.794249	18.63%	681
2011	12.084593	10.784968	-10.75%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	7.078885	5.997107	-15.28%	10,793
2019	6.866320	7.078885	3.10%	3,591
2018	6.231268	6.866320	10.19%	11,276
2017	7.677775	6.231268	-18.84%	4,773
2016	7.280655	7.677775	5.45%	1,761
2015	6.517592	7.280655	11.71%	2,884
2014	5.379794	6.517592	21.15%	1,761
2013	5.625984	5.379794	-4.38%	7,029
2012	6.091585	5.625984	-7.64%	1,624
2011	6.456070	6.091585	-5.65%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2020	36.350850	53.467050	47.09%	4,481
2019	26.394685	36.350850	37.72%	5,210
2018	27.191423	26.394685	-2.93%	4,494
2017	20.802361	27.191423	30.71%	9,166
2016	19.003413	20.802361	9.47%	9,725
2015	19.070712	19.003413	-0.35%	10,333
2014	17.551353	19.070712	8.66%	9,735
2013	13.153864	17.551353	33.43%	8,489
2012	11.919411	13.153864	10.36%	5,463
2011	13.319859	11.919411	-10.51%	5,463
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	10.247135	11.057389	7.91%	461
2019	9.184467	10.247135	11.57%	6,596
2018	9.841495	9.184467	-6.68%	1,424
2017	9.433748	9.841495	4.32%	1,529
2016	8.153207	9.433748	15.71%	1,589
2015	8.869982	8.153207	-8.08%	12,971
2014	8.771086	8.869982	1.13%	10,650
2013	7.576908	8.771086	15.76%	10,153
2012	7.332327	7.576908	3.34%	796
2011	8.691832	7.332327	-15.64%	748
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	32.090684	44.473807	38.59%	23
2019	26.637727	32.090684	20.47%	0
2018	33.811425	26.637727	-21.22%	0
2017	28.116403	33.811425	20.26%	1,042
2016	24.716089	28.116403	13.76%	1,176
2015	29.192035	24.716089	-15.33%	722
2014	24.121523	29.192035	21.02%	1,326
2013	16.248178	24.121523	48.46%	3,689
2012	14.022122	16.248178	15.88%	280
2011	16.008005	14.022122	-12.41%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	22.249304	20.801379	-6.51%	2,634
2019	18.969677	22.249304	17.29%	2,586
2018	18.548615	18.969677	2.27%	4,125
2017	16.953115	18.548615	9.41%	4,194
2016	14.786091	16.953115	14.66%	5,410
2015	16.195985	14.786091	-8.71%	4,383
2014	13.372747	16.195985	21.11%	5,230
2013	11.942168	13.372747	11.98%	2,434
2012	11.984376	11.942168	-0.35%	862
2011	10.457018	11.984376	14.61%	1,416

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	5.408066	5.846224	8.10%	2,977
2019	5.767171	5.408066	-6.23%	6,227
2018	6.622919	5.767171	-12.92%	10,010
2017	5.632284	6.622919	17.59%	5,289
2016	6.260265	5.632284	-10.03%	18,677
2015	7.637722	6.260265	-18.03%	2,811
2014	9.925211	7.637722	-23.05%	2,209
2013	10.362997	9.925211	-4.22%	1,479
2012	10.434303	10.362997	-0.68%	1,833
2011	10.992442	10.434303	-5.08%	1,671
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	11.051127	11.694520	5.82%	11,135
2019	10.562426	11.051127	4.63%	41,657
2018	10.008587	10.562426	5.53%	46,142
2017	9.901547	10.008587	1.08%	45,897
2016	9.807298	9.901547	0.96%	41,410
2015	10.042514	9.807298	-2.34%	45,003
2014	10.052109	10.042514	-0.10%	10,363
2013*	10.000000	10.052109	0.52%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.768687	5.597714	17.38%	24,657
2019	4.325464	4.768687	10.25%	29,822
2018	6.120125	4.325464	-29.32%	34,717
2017	6.317199	6.120125	-3.12%	34,351
2016	4.460277	6.317199	41.63%	32,732
2015	6.800600	4.460277	-34.41%	30,809
2014	8.530376	6.800600	-20.28%	10,979
2013	7.830984	8.530376	8.93%	4,998
2012	7.686223	7.830984	1.88%	7,650
2011*	10.000000	7.686223	-23.14%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	12.126873	16.567719	36.62%	7,203
2019	8.868832	12.126873	36.74%	6,174
2018	10.788664	8.868832	-17.79%	4,593
2017*	10.000000	10.788664	7.89%	4,593
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.783541	10.462493	-2.98%	0
2019*	10.000000	10.783541	7.84%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	15.358417	16.527715	7.61%	0
2019	13.191151	15.358417	16.43%	0
2018	14.310448	13.191151	-7.82%	0
2017	12.564795	14.310448	13.89%	0
2016	12.212938	12.564795	2.88%	0
2015	12.240550	12.212938	-0.23%	0
2014	11.602090	12.240550	5.50%	0
2013	10.130252	11.602090	14.53%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.798591	8.858219	0.68%	0
2019	7.648438	8.798591	15.04%	0
2018*	10.000000	7.648438	-23.52%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.960463	6.608188	-26.25%	0
2019	7.554782	8.960463	18.61%	0
2018	9.464893	7.554782	-20.18%	0
2017	9.689973	9.464893	-2.32%	0
2016	6.986750	9.689973	38.69%	0
2015	11.426842	6.986750	-38.86%	0
2014	10.366140	11.426842	10.23%	0
2013*	10.000000	10.366140	3.66%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	15.482447	16.660859	7.61%	0
2019	11.240224	15.482447	37.74%	0
2018	13.047441	11.240224	-13.85%	0
2017	10.599859	13.047441	23.09%	0
2016	9.966300	10.599859	6.36%	0
2015	10.253103	9.966300	-2.80%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.676820	11.521505	7.91%	0
2019	9.953313	10.676820	7.27%	0
2018	10.398839	9.953313	-4.28%	0
2017	10.182877	10.398839	2.12%	0
2016	9.903032	10.182877	2.83%	0
2015	10.308272	9.903032	-3.93%	0
2014	10.130957	10.308272	1.75%	0
2013	11.238186	10.130957	-9.85%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	13.724910	15.115461	10.13%	0
2019	11.241599	13.724910	22.09%	0
2018	12.255415	11.241599	-8.27%	0
2017	10.326055	12.255415	18.68%	0
2016	9.237327	10.326055	11.79%	0
2015*	10.000000	9.237327	-7.63%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	13.329752	13.258086	-0.54%	0
2019	10.652811	13.329752	25.13%	0
2018	11.905395	10.652811	-10.52%	0
2017	11.113973	11.905395	7.12%	0
2016	9.364817	11.113973	18.68%	0
2015*	10.000000	9.364817	-6.35%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.425752	11.717413	2.55%	0
2019	9.862165	11.425752	15.85%	0
2018	10.795778	9.862165	-8.65%	0
2017	9.729085	10.795778	10.96%	0
2016	9.516660	9.729085	2.23%	0
2015	9.837953	9.516660	-3.27%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	15.984179	20.371699	27.45%	0
2019	12.364384	15.984179	29.28%	0
2018	14.074768	12.364384	-12.15%	0
2017	11.373976	14.074768	23.75%	0
2016	11.337218	11.373976	0.32%	0
2015	11.512104	11.337218	-1.52%	0
2014	11.471428	11.512104	0.35%	0
2013*	10.000000	11.471428	14.71%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.542795	11.271834	6.92%	0
2019	9.806346	10.542795	7.51%	0
2018	10.028857	9.806346	-2.22%	0
2017	9.864876	10.028857	1.66%	0
2016*	10.000000	9.864876	-1.35%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	12.381041	13.945511	12.64%	0
2019	10.368974	12.381041	19.40%	0
2018	11.103031	10.368974	-6.61%	0
2017	9.825119	11.103031	13.01%	0
2016	9.395545	9.825119	4.57%	0
2015	9.934589	9.395545	-5.43%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.611552	14.906217	2.02%	0
2019	11.638106	14.611552	25.55%	0
2018	12.762872	11.638106	-8.81%	0
2017	11.122514	12.762872	14.75%	0
2016*	10.000000	11.122514	11.23%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	14.548593	17.298050	18.90%	0
2019	12.543061	14.548593	15.99%	0
2018	13.779477	12.543061	-8.97%	0
2017	12.302282	13.779477	12.01%	0
2016	12.031310	12.302282	2.25%	0
2015	12.338049	12.031310	-2.49%	0
2014	12.288496	12.338049	0.40%	0
2013	10.903728	12.288496	12.70%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.164430	13.984301	6.23%	0
2019	11.150874	13.164430	18.06%	0
2018	13.427947	11.150874	-16.96%	0
2017	11.849602	13.427947	13.32%	0
2016	10.442149	11.849602	13.48%	0
2015	10.874804	10.442149	-3.98%	0
2014*	10.000000	10.874804	8.75%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.062411	11.583690	4.71%	0
2019	9.638360	11.062411	14.77%	0
2018	10.193589	9.638360	-5.45%	0
2017*	10.000000	10.193589	1.94%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	5.277827	5.121718	-2.96%	0
2019	5.022202	5.277827	5.09%	0
2018	5.771989	5.022202	-12.99%	0
2017	5.772107	5.771989	0.00%	0
2016	5.230971	5.772107	10.34%	0
2015	7.090119	5.230971	-26.22%	0
2014	8.673684	7.090119	-18.26%	0
2013	9.813787	8.673684	-11.62%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.859807	10.910757	0.47%	0
2019	10.296334	10.859807	5.47%	0
2018	10.462970	10.296334	-1.59%	0
2017	10.268384	10.462970	1.90%	0
2016	9.568358	10.268384	7.32%	0
2015*	10.000000	9.568358	-4.32%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.478045	13.507789	28.92%	0
2019	8.233851	10.478045	27.26%	0
2018*	10.000000	8.233851	-17.66%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	14.320234	16.155755	12.82%	0
2019	12.319305	14.320234	16.24%	0
2018	13.251996	12.319305	-7.04%	0
2017	11.827740	13.251996	12.04%	0
2016	11.675820	11.827740	1.30%	0
2015	11.860771	11.675820	-1.56%	0
2014	11.409480	11.860771	3.96%	0
2013	10.042726	11.409480	13.61%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.405281	16.125963	20.30%	0
2019	10.965146	13.405281	22.25%	0
2018	11.650470	10.965146	-5.88%	0
2017	10.185797	11.650470	14.38%	0
2016	9.665911	10.185797	5.38%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	13.445774	14.097088	4.84%	0
2019	10.739384	13.445774	25.20%	0
2018	11.921672	10.739384	-9.92%	0
2017	10.743606	11.921672	10.97%	0
2016	9.265848	10.743606	15.95%	0
2015*	10.000000	9.265848	-7.34%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.759433	15.642048	5.98%	0
2019	11.554690	14.759433	27.74%	0
2018	12.919269	11.554690	-10.56%	0
2017	11.247098	12.919269	14.87%	0
2016*	10.000000	11.247098	12.47%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.458046	24.685301	41.40%	0
2019	13.229082	17.458046	31.97%	0
2018	13.489998	13.229082	-1.93%	0
2017	10.158088	13.489998	32.80%	0
2016	10.255952	10.158088	-0.95%	0
2015*	10.000000	10.255952	2.56%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	11.566851	11.669455	0.89%	0
2019	10.231823	11.566851	13.05%	0
2018	10.779461	10.231823	-5.08%	0
2017	10.235527	10.779461	5.31%	0
2016	9.101377	10.235527	12.46%	0
2015*	10.000000	9.101377	-8.99%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.745798	11.554535	7.53%	0
2019	9.971678	10.745798	7.76%	0
2018	10.204695	9.971678	-2.28%	0
2017	9.962000	10.204695	2.44%	0
2016*	10.000000	9.962000	-0.38%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.326923	11.317461	-8.19%	0
2019	10.178701	12.326923	21.11%	0
2018	11.047735	10.178701	-7.87%	0
2017	10.807870	11.047735	2.22%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	11.223116	11.846267	5.55%	0
2019	10.296824	11.223116	9.00%	0
2018	10.758177	10.296824	-4.29%	0
2017	10.155305	10.758177	5.94%	0
2016	9.544305	10.155305	6.40%	0
2015	9.880943	9.544305	-3.41%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	16.898804	18.600041	10.07%	0
2019	14.313572	16.898804	18.06%	0
2018	16.084776	14.313572	-11.01%	0
2017	14.582257	16.084776	10.30%	0
2016	13.079734	14.582257	11.49%	0
2015	14.158646	13.079734	-7.62%	0
2014	13.976214	14.158646	1.31%	0
2013	11.463927	13.976214	21.91%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	12.998183	12.892018	-0.82%	0
2019	11.370186	12.998183	14.32%	0
2018	12.063524	11.370186	-5.75%	0
2017	11.166554	12.063524	8.03%	0
2016	9.941929	11.166554	12.32%	0
2015	10.859407	9.941929	-8.45%	0
2014	10.538339	10.859407	3.05%	0
2013*	10.000000	10.538339	5.38%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	14.278671	13.436754	-5.90%	0
2019	11.655791	14.278671	22.50%	0
2018	13.329625	11.655791	-12.56%	0
2017	12.460678	13.329625	6.97%	0
2016	11.276857	12.460678	10.50%	0
2015	11.882333	11.276857	-5.10%	0
2014	11.411833	11.882333	4.12%	0
2013*	10.000000	11.411833	14.12%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.649224	9.002512	-6.70%	0
2019	9.602871	9.649224	0.48%	0
2018	9.564580	9.602871	0.40%	0
2017	9.526380	9.564580	0.40%	0
2016	9.394976	9.526380	1.40%	0
2015*	10.000000	9.394976	-6.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.597006	11.892937	2.55%	0
2019	10.518108	11.597006	10.26%	0
2018	11.163197	10.518108	-5.78%	0
2017	10.019050	11.163197	11.42%	0
2016	9.748373	10.019050	2.78%	0
2015	10.508119	9.748373	-7.23%	0
2014	10.263214	10.508119	2.39%	0
2013*	10.000000	10.263214	2.63%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.701531	9.592551	-1.12%	0
2019	9.670023	9.701531	0.33%	0
2018	9.685591	9.670023	-0.16%	0
2017	9.710725	9.685591	-0.26%	0
2016	9.764384	9.710725	-0.55%	0
2015	9.969401	9.764384	-2.06%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.068356	10.583722	5.12%	0
2019	9.393040	10.068356	7.19%	0
2018*	10.000000	9.393040	-6.07%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	6.382770	6.450337	1.06%	0
2019	5.992090	6.382770	6.52%	0
2018	6.687588	5.992090	-10.40%	0
2017	6.245224	6.687588	7.08%	0
2016	7.438378	6.245224	-16.04%	0
2015	7.670387	7.438378	-3.02%	0
2014	6.947631	7.670387	10.40%	0
2013	6.875422	6.947631	1.05%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	14.123248	14.597008	3.35%	0
2019	13.585899	14.123248	3.96%	0
2018	15.843459	13.585899	-14.25%	0
2017	14.004024	15.843459	13.14%	0
2016	14.124171	14.004024	-0.85%	0
2015	14.160816	14.124171	-0.26%	0
2014	13.985586	14.160816	1.25%	0
2013	12.088185	13.985586	15.70%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.868245	9.380592	5.78%	0
2019	8.573487	8.868245	3.44%	0
2018	9.170127	8.573487	-6.51%	0
2017	8.979427	9.170127	2.12%	0
2016	9.160090	8.979427	-1.97%	0
2015	9.130773	9.160090	0.32%	0
2014	8.857119	9.130773	3.09%	0
2013	8.845762	8.857119	0.13%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	11.460447	11.289362	-1.49%	0
2019	10.812794	11.460447	5.99%	0
2018	11.067368	10.812794	-2.30%	0
2017	10.859426	11.067368	1.91%	0
2016	10.154784	10.859426	6.94%	0
2015	10.234862	10.154784	-0.78%	0
2014	10.149065	10.234862	0.85%	0
2013*	10.000000	10.149065	1.49%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	12.120152	13.130979	8.34%	0
2019	10.710685	12.120152	13.16%	0
2018	11.657053	10.710685	-8.12%	0
2017	10.774707	11.657053	8.19%	0
2016	9.808788	10.774707	9.85%	0
2015	10.416547	9.808788	-5.83%	0
2014	10.003926	10.416547	4.12%	0
2013*	10.000000	10.003926	0.04%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	17.090890	21.436662	25.43%	0
2019	13.199379	17.090890	29.48%	0
2018	15.474077	13.199379	-14.70%	0
2017	11.523622	15.474077	34.28%	0
2016	11.717039	11.523622	-1.65%	0
2015	11.474103	11.717039	2.12%	0
2014	11.414168	11.474103	0.53%	0
2013*	10.000000	11.414168	14.14%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	14.509710	16.275507	12.17%	0
2019	12.096310	14.509710	19.95%	0
2018	12.987990	12.096310	-6.87%	0
2017	11.148106	12.987990	16.50%	0
2016	11.615725	11.148106	-4.03%	0
2015	12.866548	11.615725	-9.72%	0
2014	13.788510	12.866548	-6.69%	0
2013	11.186928	13.788510	23.26%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.166764	9.886547	-2.76%	0
2019	8.736597	10.166764	16.37%	0
2018	10.891574	8.736597	-19.79%	0
2017	8.649942	10.891574	25.91%	0
2016	7.270472	8.649942	18.97%	0
2015	9.233048	7.270472	-21.26%	0
2014	9.829484	9.233048	-6.07%	0
2013*	10.000000	9.829484	-1.71%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.551377	12.188210	5.51%	0
2019	10.285838	11.551377	12.30%	0
2018	10.897087	10.285838	-5.61%	0
2017	10.202784	10.897087	6.81%	0
2016	8.978799	10.202784	13.63%	0
2015	9.705497	8.978799	-7.49%	0
2014	10.004303	9.705497	-2.99%	0
2013*	10.000000	10.004303	0.04%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.815049	11.443998	5.82%	0
2019	10.127988	10.815049	6.78%	0
2018	10.389739	10.127988	-2.52%	0
2017	10.155145	10.389739	2.31%	0
2016	9.887854	10.155145	2.70%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.840907	18.482832	33.54%	0
2019	11.514724	13.840907	20.20%	0
2018	12.001824	11.514724	-4.06%	0
2017	10.917212	12.001824	9.93%	0
2016*	10.000000	10.917212	9.17%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	12.882612	13.448947	4.40%	0
2019	11.442370	12.882612	12.59%	0
2018	12.203683	11.442370	-6.24%	0
2017	11.203098	12.203683	8.93%	0
2016	10.731351	11.203098	4.40%	0
2015	11.173075	10.731351	-3.95%	0
2014	10.881052	11.173075	2.68%	0
2013	10.177350	10.881052	6.91%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	12.838702	13.345862	3.95%	0
2019	11.416535	12.838702	12.46%	0
2018	12.469814	11.416535	-8.45%	0
2017	11.551880	12.469814	7.95%	0
2016	10.605206	11.551880	8.93%	0
2015	10.894765	10.605206	-2.66%	0
2014	10.749967	10.894765	1.35%	0
2013	11.961046	10.749967	-10.13%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.894306	12.518513	-2.91%	0
2019	10.237686	12.894306	25.95%	0
2018	11.284768	10.237686	-9.28%	0
2017	10.179225	11.284768	10.86%	0
2016	8.988476	10.179225	13.25%	0
2015	10.596803	8.988476	-15.18%	0
2014*	10.000000	10.596803	5.97%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	13.470736	11.298030	-16.13%	0
2019	11.584287	13.470736	16.28%	0
2018	12.812374	11.584287	-9.59%	0
2017	11.856033	12.812374	8.07%	0
2016	11.671615	11.856033	1.58%	0
2015	12.019813	11.671615	-2.90%	0
2014	10.718208	12.019813	12.14%	0
2013	10.602176	10.718208	1.09%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	13.268793	14.487443	9.18%	0
2019	11.440990	13.268793	15.98%	0
2018	12.443505	11.440990	-8.06%	0
2017	10.893321	12.443505	14.23%	0
2016	10.482864	10.893321	3.92%	0
2015	11.385999	10.482864	-7.93%	0
2014	11.333188	11.385999	0.47%	0
2013	9.939894	11.333188	14.02%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	16.321529	24.236987	48.50%	0
2019	12.473901	16.321529	30.85%	0
2018	15.198565	12.473901	-17.93%	0
2017	12.290738	15.198565	23.66%	0
2016	12.793629	12.290738	-3.93%	0
2015	13.074040	12.793629	-2.14%	0
2014	13.455059	13.074040	-2.83%	0
2013	11.281978	13.455059	19.26%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.082835	19.948549	10.32%	0
2019	15.199371	18.082835	18.97%	0
2018	16.240791	15.199371	-6.41%	0
2017	14.238669	16.240791	14.06%	0
2016	13.261416	14.238669	7.37%	0
2015	13.332162	13.261416	-0.53%	0
2014	12.891828	13.332162	3.42%	0
2013	10.616141	12.891828	21.44%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.855415	11.126702	2.50%	0
2019	10.095147	10.855415	7.53%	0
2018	10.495856	10.095147	-3.82%	0
2017	10.020775	10.495856	4.74%	0
2016	9.363321	10.020775	7.02%	0
2015	9.788841	9.363321	-4.35%	0
2014	9.566382	9.788841	2.33%	0
2013*	10.000000	9.566382	-4.34%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	17.670474	19.207662	8.70%	0
2019	13.873633	17.670474	27.37%	0
2018	14.086528	13.873633	-1.51%	0
2017	11.865248	14.086528	18.72%	0
2016	10.813835	11.865248	9.72%	0
2015	10.876766	10.813835	-0.58%	0
2014*	10.000000	10.876766	8.77%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.196512	12.632888	12.83%	0
2019	9.889064	11.196512	13.22%	0
2018	10.969763	9.889064	-9.85%	0
2017	9.402992	10.969763	16.66%	0
2016	9.270047	9.402992	1.43%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	19.441556	21.555079	10.87%	0
2019	15.922519	19.441556	22.10%	0
2018	18.112704	15.922519	-12.09%	0
2017	15.348833	18.112704	18.01%	0
2016	14.379286	15.348833	6.74%	0
2015	14.858879	14.379286	-3.23%	0
2014	14.435983	14.858879	2.93%	2,294
2013	11.319340	14.435983	27.53%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.326246	16.557699	8.03%	0
2019	13.392779	15.326246	14.44%	0
2018	14.501871	13.392779	-7.65%	0
2017	13.138672	14.501871	10.38%	0
2016	12.570385	13.138672	4.52%	0
2015	12.898460	12.570385	-2.54%	0
2014	12.555320	12.898460	2.73%	0
2013	11.117039	12.555320	12.94%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	17.412699	19.118269	9.79%	0
2019	14.702086	17.412699	18.44%	0
2018	16.253511	14.702086	-9.55%	0
2017	14.248278	16.253511	14.07%	0
2016	13.477848	14.248278	5.72%	0
2015	13.867349	13.477848	-2.81%	0
2014	13.446865	13.867349	3.13%	0
2013	11.259453	13.446865	19.43%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.618823	13.373312	5.98%	0
2019	11.575779	12.618823	9.01%	0
2018	12.067403	11.575779	-4.07%	0
2017	11.518279	12.067403	4.77%	0
2016	11.177586	11.518279	3.05%	0
2015	11.431699	11.177586	-2.22%	0
2014	11.231052	11.431699	1.79%	0
2013	10.866067	11.231052	3.36%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.783132	12.191548	3.47%	0
2019	10.507042	11.783132	12.15%	0
2018	11.472451	10.507042	-8.42%	0
2017	10.148190	11.472451	13.05%	0
2016	9.759982	10.148190	3.98%	0
2015	10.353176	9.759982	-5.73%	0
2014	10.278535	10.353176	0.73%	0
2013*	10.000000	10.278535	2.79%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.188158	12.888866	5.75%	0
2019	10.721076	12.188158	13.68%	0
2018	11.713808	10.721076	-8.47%	0
2017	10.095561	11.713808	16.03%	0
2016	9.649424	10.095561	4.62%	0
2015	10.298605	9.649424	-6.30%	0
2014	10.350540	10.298605	-0.50%	0
2013*	10.000000	10.350540	3.51%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.385796	17.865322	9.03%	0
2019	14.080486	16.385796	16.37%	0
2018	15.386495	14.080486	-8.49%	0
2017	13.705586	15.386495	12.26%	0
2016	13.035257	13.705586	5.14%	0
2015	13.376346	13.035257	-2.55%	0
2014	12.986549	13.376346	3.00%	0
2013	11.191644	12.986549	16.04%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	18.247086	20.176945	10.58%	0
2019	15.155689	18.247086	20.40%	0
2018	17.003743	15.155689	-10.87%	0
2017	14.620158	17.003743	16.30%	0
2016	13.794973	14.620158	5.98%	0
2015	14.219446	13.794973	-2.99%	0
2014	13.806184	14.219446	2.99%	0
2013	11.278360	13.806184	22.41%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.461676	15.534649	7.42%	0
2019	12.844865	14.461676	12.59%	0
2018	13.693845	12.844865	-6.20%	0
2017	12.651150	13.693845	8.24%	0
2016	12.116545	12.651150	4.41%	0
2015	12.433500	12.116545	-2.55%	0
2014	12.127756	12.433500	2.52%	0
2013	11.068481	12.127756	9.57%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.654716	11.250182	5.59%	0
2019	9.979051	10.654716	6.77%	0
2018	10.168895	9.979051	-1.87%	0
2017	10.010894	10.168895	1.58%	0
2016	9.938155	10.010894	0.73%	0
2015	10.075214	9.938155	-1.36%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.745533	17.46%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.512521	12.364974	7.40%	0
2019	10.664699	11.512521	7.95%	0
2018	10.987707	10.664699	-2.94%	0
2017	10.749640	10.987707	2.21%	0
2016	10.560592	10.749640	1.79%	0
2015	10.777156	10.560592	-2.01%	0
2014	10.432028	10.777156	3.31%	0
2013	10.812420	10.432028	-3.52%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.583779	10.815150	2.19%	0
2019	10.081024	10.583779	4.99%	0
2018*	10.000000	10.081024	0.81%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	11.624894	12.973203	11.60%	0
2019	9.599300	11.624894	21.10%	0
2018	11.801891	9.599300	-18.66%	0
2017	8.466955	11.801891	39.39%	0
2016	7.979752	8.466955	6.11%	0
2015	9.643973	7.979752	-17.26%	0
2014*	10.000000	9.643973	-3.56%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.042079	12.574951	4.43%	0
2019	10.654848	12.042079	13.02%	0
2018	11.152467	10.654848	-4.46%	0
2017	10.605228	11.152467	5.16%	0
2016	9.431166	10.605228	12.45%	0
2015	9.831124	9.431166	-4.07%	0
2014*	10.000000	9.831124	-1.69%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.271235	10.732572	4.49%	0
2019	9.812373	10.271235	4.68%	0
2018	9.967408	9.812373	-1.56%	0
2017	9.912182	9.967408	0.56%	0
2016	9.988626	9.912182	-0.77%	0
2015	10.151780	9.988626	-1.61%	0
2014*	10.000000	10.151780	1.52%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	8.839865	8.723200	-1.32%	0
2019	8.839455	8.839865	0.00%	0
2018	8.873873	8.839455	-0.39%	0
2017	8.989223	8.873873	-1.28%	0
2016	9.125551	8.989223	-1.49%	0
2015	9.264515	9.125551	-1.50%	0
2014	9.405596	9.264515	-1.50%	0
2013	9.548829	9.405596	-1.50%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.818171	12.517940	5.92%	0
2019	9.853169	11.818171	19.94%	0
2018	11.606930	9.853169	-15.11%	0
2017	9.435150	11.606930	23.02%	0
2016	9.490857	9.435150	-0.59%	0
2015	9.728741	9.490857	-2.45%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.876086	15.419694	11.12%	0
2019	11.385399	13.876086	21.88%	0
2018	12.682817	11.385399	-10.23%	0
2017	10.871776	12.682817	16.66%	0
2016	10.082310	10.871776	7.83%	0
2015	10.339057	10.082310	-2.48%	0
2014*	10.000000	10.339057	3.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	12.291358	13.245809	7.77%	0
2019	10.818790	12.291358	13.61%	0
2018	11.544298	10.818790	-6.28%	0
2017	10.545786	11.544298	9.47%	0
2016	10.071189	10.545786	4.71%	0
2015	10.242352	10.071189	-1.67%	0
2014*	10.000000	10.242352	2.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	13.205954	14.519253	9.94%	0
2019	11.178080	13.205954	18.14%	0
2018	12.134439	11.178080	-7.88%	0
2017	10.729767	12.134439	13.09%	0
2016	10.110244	10.729767	6.13%	0
2015	10.319092	10.110244	-2.02%	0
2014*	10.000000	10.319092	3.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.179723	11.751513	5.11%	0
2019	10.362146	11.179723	7.89%	0
2018	10.714029	10.362146	-3.28%	0
2017	10.291872	10.714029	4.10%	0
2016	10.020905	10.291872	2.70%	0
2015	10.146643	10.020905	-1.24%	0
2014*	10.000000	10.146643	1.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.938569	12.295748	2.99%	0
2019	10.726150	11.938569	11.30%	0
2018	11.539573	10.726150	-7.05%	0
2017	10.273355	11.539573	12.33%	0
2016	9.866231	10.273355	4.13%	0
2015	10.352020	9.866231	-4.69%	0
2014	10.257755	10.352020	0.92%	0
2013*	10.000000	10.257755	2.58%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.476377	13.066894	4.73%	0
2019	10.990494	12.476377	13.52%	0
2018	11.877922	10.990494	-7.47%	0
2017	10.309500	11.877922	15.21%	0
2016	9.785874	10.309500	5.35%	0
2015	10.344019	9.785874	-5.40%	0
2014	10.322582	10.344019	0.21%	0
2013*	10.000000	10.322582	3.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.798082	13.910171	8.69%	0
2019	11.034825	12.798082	15.98%	0
2018	11.878512	11.034825	-7.10%	0
2017	10.678498	11.878512	11.24%	0
2016	10.117941	10.678498	5.54%	0
2015	10.306527	10.117941	-1.83%	0
2014*	10.000000	10.306527	3.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.502840	14.940064	10.64%	0
2019	11.252288	13.502840	20.00%	0
2018	12.381270	11.252288	-9.12%	0
2017	10.772554	12.381270	14.93%	0
2016	10.081116	10.772554	6.86%	0
2015	10.309886	10.081116	-2.22%	0
2014*	10.000000	10.309886	3.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.967715	12.796400	6.92%	0
2019	10.706401	11.967715	11.78%	0
2018	11.291749	10.706401	-5.18%	0
2017	10.496375	11.291749	7.58%	0
2016	10.080874	10.496375	4.12%	0
2015	10.237526	10.080874	-1.53%	0
2014*	10.000000	10.237526	2.38%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.459411	11.036540	5.52%	0
2019*	10.000000	10.459411	4.59%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.759840	12.268786	14.02%	0
2019*	10.000000	10.759840	7.60%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	26.867968	34.382357	27.97%	0
2019	20.947134	26.867968	28.27%	0
2018	22.005238	20.947134	-4.81%	0
2017	17.200103	22.005238	27.94%	0
2016	17.120594	17.200103	0.46%	0
2015	16.853852	17.120594	1.58%	0
2014	15.534053	16.853852	8.50%	0
2013	11.732807	15.534053	32.40%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.402637	19.150150	16.75%	0
2019	12.125578	16.402637	35.27%	0
2018	12.503930	12.125578	-3.03%	0
2017	9.989710	12.503930	25.17%	0
2016	9.815120	9.989710	1.78%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.796502	17.97%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	14.188276	15.808338	11.42%	0
2019	11.463722	14.188276	23.77%	0
2018	13.134580	11.463722	-12.72%	0
2017	11.516765	13.134580	14.05%	0
2016	9.719611	11.516765	18.49%	0
2015	10.124195	9.719611	-4.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.719582	23.096320	-2.63%	0
2019	19.444112	23.719582	21.99%	0
2018	22.732477	19.444112	-14.47%	0
2017	20.272193	22.732477	12.14%	0
2016	17.500957	20.272193	15.83%	0
2015	18.295422	17.500957	-4.34%	0
2014	15.872514	18.295422	15.26%	0
2013	11.876780	15.872514	33.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	17.412681	24.164586	38.78%	0
2019	13.025938	17.412681	33.68%	0
2018	14.366138	13.025938	-9.33%	0
2017	11.674378	14.366138	23.06%	0
2016	10.942878	11.674378	6.68%	0
2015	11.026158	10.942878	-0.76%	0
2014*	10.000000	11.026158	10.26%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	12.693083	13.146867	3.58%	0
2019	10.828820	12.693083	17.22%	0
2018	13.239201	10.828820	-18.21%	0
2017	12.323345	13.239201	7.43%	0
2016	9.934248	12.323345	24.05%	0
2015	10.731882	9.934248	-7.43%	0
2014*	10.000000	10.731882	7.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	14.531711	17.561471	20.85%	0
2019	11.741513	14.531711	23.76%	0
2018	13.645363	11.741513	-13.95%	0
2017	12.206235	13.645363	11.79%	0
2016	10.088224	12.206235	20.99%	0
2015	10.412126	10.088224	-3.11%	0
2014*	10.000000	10.412126	4.12%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.950869	17.817086	11.70%	0
2019	12.642836	15.950869	26.17%	0
2018	13.513137	12.642836	-6.44%	0
2017	10.995749	13.513137	22.89%	0
2016*	10.000000	10.995749	9.96%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.684800	13.640387	-7.11%	0
2019	11.428867	14.684800	28.49%	0
2018	12.094587	11.428867	-5.50%	0
2017	11.567612	12.094587	4.56%	0
2016	10.956887	11.567612	5.57%	0
2015	11.791176	10.956887	-7.08%	0
2014	9.307999	11.791176	26.68%	0
2013*	10.000000	9.307999	-6.92%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	16.100578	18.744377	16.42%	0
2019	12.462783	16.100578	29.19%	0
2018	13.266342	12.462783	-6.06%	0
2017	11.081868	13.266342	19.71%	0
2016	10.074910	11.081868	9.99%	0
2015	10.110731	10.074910	-0.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.989932	10.118750	1.29%	0
2019	9.743810	9.989932	2.53%	0
2018	9.812517	9.743810	-0.70%	0
2017	9.806666	9.812517	0.06%	0
2016	9.713562	9.806666	0.96%	0
2015	9.895240	9.713562	-1.84%	0
2014	9.996555	9.895240	-1.01%	0
2013	10.138106	9.996555	-1.40%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.767812	16.181137	17.53%	0
2019	11.185542	13.767812	23.09%	0
2018	12.809973	11.185542	-12.68%	0
2017	11.389347	12.809973	12.47%	0
2016	9.565828	11.389347	19.06%	0
2015	10.209956	9.565828	-6.31%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	26.431948	41.786805	58.09%	0
2019	19.610363	26.431948	34.79%	0
2018	21.420457	19.610363	-8.45%	0
2017	17.052394	21.420457	25.62%	0
2016	16.322924	17.052394	4.47%	0
2015	16.629002	16.322924	-1.84%	0
2014	16.276790	16.629002	2.16%	0
2013	11.921975	16.276790	36.53%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	10.064174	10.731897	6.63%	0
2019	8.864728	10.064174	13.53%	0
2018	9.655367	8.864728	-8.19%	0
2017	9.188095	9.655367	5.09%	0
2016	9.388167	9.188095	-2.13%	0
2015	10.039135	9.388167	-6.48%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	10.813562	11.205330	3.62%	0
2019	9.554981	10.813562	13.17%	0
2018	10.617655	9.554981	-10.01%	0
2017	9.767925	10.617655	8.70%	0
2016	9.079569	9.767925	7.58%	0
2015	9.949301	9.079569	-8.74%	0
2014	10.130798	9.949301	-1.79%	0
2013*	10.000000	10.130798	1.31%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	9.741358	9.827625	0.89%	0
2019	9.605898	9.741358	1.41%	0
2018	10.384251	9.605898	-7.50%	0
2017	10.248008	10.384251	1.33%	0
2016	9.191099	10.248008	11.50%	0
2015	9.640485	9.191099	-4.66%	0
2014	9.651969	9.640485	-0.12%	0
2013*	10.000000	9.651969	-3.48%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.965620	12.718180	6.29%	0
2019	10.871155	11.965620	10.07%	0
2018	11.673476	10.871155	-6.87%	0
2017	10.452355	11.673476	11.68%	0
2016	9.398222	10.452355	11.22%	0
2015	10.506723	9.398222	-10.55%	0
2014	10.618435	10.506723	-1.05%	0
2013	10.768376	10.618435	-1.39%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.998591	5.981185	-0.29%	0
2019	5.469124	5.998591	9.68%	0
2018	6.472068	5.469124	-15.50%	0
2017	6.438547	6.472068	0.52%	0
2016	5.690096	6.438547	13.15%	0
2015	7.771119	5.690096	-26.78%	0
2014	9.694715	7.771119	-19.84%	0
2013	11.540604	9.694715	-15.99%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.648545	10.981319	3.13%	0
2019	10.312271	10.648545	3.26%	0
2018	10.374073	10.312271	-0.60%	0
2017	10.039128	10.374073	3.34%	0
2016	9.740326	10.039128	3.07%	0
2015	10.068673	9.740326	-3.26%	0
2014	9.929738	10.068673	1.40%	0
2013*	10.000000	9.929738	-0.70%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	14.425250	15.143784	4.98%	0
2019	12.773310	14.425250	12.93%	0
2018	13.626426	12.773310	-6.26%	0
2017	12.600957	13.626426	8.14%	0
2016	11.299322	12.600957	11.52%	0
2015	11.749300	11.299322	-3.83%	0
2014	11.763002	11.749300	-0.12%	0
2013	12.846744	11.763002	-8.44%	0
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.168772	12.101917	8.35%	0
2019	10.695087	11.168772	4.43%	0
2018	11.345596	10.695087	-5.73%	0
2017	10.613507	11.345596	6.90%	0
2016	10.366026	10.613507	2.39%	0
2015	10.977675	10.366026	-5.57%	0
2014	10.909366	10.977675	0.63%	0
2013	12.113152	10.909366	-9.94%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	15.550440	16.176957	4.03%	0
2019	13.774475	15.550440	12.89%	0
2018	14.381125	13.774475	-4.22%	0
2017	13.706549	14.381125	4.92%	0
2016	12.384700	13.706549	10.67%	0
2015	12.799737	12.384700	-3.24%	0
2014	12.587724	12.799737	1.68%	0
2013	12.098319	12.587724	4.05%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.937953	11.461907	4.79%	0
2019	10.238400	10.937953	6.83%	0
2018	10.365502	10.238400	-1.23%	0
2017*	10.000000	10.365502	3.66%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.669347	11.081774	3.87%	0
2019	10.132459	10.669347	5.30%	0
2018	10.084335	10.132459	0.48%	0
2017*	10.000000	10.084335	0.84%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.011303	12.002574	9.00%	0
2019	10.455695	11.011303	5.31%	0
2018	11.066598	10.455695	-5.52%	0
2017	10.145567	11.066598	9.08%	0
2016	10.009030	10.145567	1.36%	0
2015	10.946939	10.009030	-8.57%	0
2014	11.080300	10.946939	-1.20%	0
2013	12.039679	11.080300	-7.97%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.893712	10.026913	1.35%	0
2019	9.665147	9.893712	2.36%	0
2018	9.789927	9.665147	-1.27%	0
2017	9.815693	9.789927	-0.26%	0
2016	9.836389	9.815693	-0.21%	0
2015	9.965372	9.836389	-1.29%	0
2014	10.041987	9.965372	-0.76%	0
2013	10.218645	10.041987	-1.73%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.476740	12.268996	6.90%	0
2019	10.763793	11.476740	6.62%	0
2018	10.998452	10.763793	-2.13%	0
2017	10.652346	10.998452	3.25%	0
2016	10.541767	10.652346	1.05%	0
2015	10.666500	10.541767	-1.17%	0
2014	10.395694	10.666500	2.60%	0
2013	10.775226	10.395694	-3.52%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	15.254662	15.322879	0.45%	0
2019	13.551229	15.254662	12.57%	0
2018	14.327053	13.551229	-5.42%	0
2017	13.590700	14.327053	5.42%	0
2016	12.125954	13.590700	12.08%	0
2015	12.855116	12.125954	-5.67%	0
2014	13.089638	12.855116	-1.79%	0
2013	11.885786	13.089638	10.13%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	11.521743	15.383349	33.52%	0
2019	9.261018	11.521743	24.41%	0
2018	11.550860	9.261018	-19.82%	0
2017	8.824832	11.550860	30.89%	0
2016	8.901875	8.824832	-0.87%	0
2015	9.972896	8.901875	-10.74%	0
2014	10.286135	9.972896	-3.05%	0
2013	9.082876	10.286135	13.25%	0
ProFunds - ProFund VP Banks - Q/NQ
2020	21.025370	17.559028	-16.49%	0
2019	15.646086	21.025370	34.38%	0
2018	19.348619	15.646086	-19.14%	0
2017	16.657592	19.348619	16.15%	0
2016	13.722902	16.657592	21.39%	0
2015	13.992480	13.722902	-1.93%	0
2014	12.870083	13.992480	8.72%	0
2013	9.790512	12.870083	31.45%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	10.848477	12.447338	14.74%	0
2019	9.355951	10.848477	15.95%	0
2018	11.536432	9.355951	-18.90%	0
2017	9.524940	11.536432	21.12%	0
2016	8.160627	9.524940	16.72%	0
2015	9.624980	8.160627	-15.21%	0
2014	9.609525	9.624980	0.16%	0
2013	8.237489	9.609525	16.66%	0
ProFunds - ProFund VP Bear - Q/NQ
2020	2.035829	1.491614	-26.73%	0
2019	2.682351	2.035829	-24.10%	0
2018	2.617316	2.682351	2.48%	0
2017	3.238991	2.617316	-19.19%	0
2016	3.781849	3.238991	-14.35%	0
2015	4.038267	3.781849	-6.35%	0
2014	4.780986	4.038267	-15.53%	0
2013	6.608442	4.780986	-27.65%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	29.564384	33.598667	13.65%	0
2019	25.773220	29.564384	14.71%	0
2018	28.061611	25.773220	-8.15%	0
2017	23.247257	28.061611	20.71%	0
2016	27.922261	23.247257	-16.74%	0
2015	27.441764	27.922261	1.75%	0
2014	21.475543	27.441764	27.78%	0
2013	12.945374	21.475543	65.89%	0
ProFunds - ProFund VP Bull - Q/NQ
2020	23.464889	26.818744	14.29%	0
2019	18.483811	23.464889	26.95%	0
2018	19.996102	18.483811	-7.56%	0
2017	17.009686	19.996102	17.56%	0
2016	15.746796	17.009686	8.02%	0
2015	16.060164	15.746796	-1.95%	0
2014	14.627225	16.060164	9.80%	0
2013	11.444475	14.627225	27.81%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	18.374151	23.718621	29.09%	0
2019	14.738985	18.374151	24.66%	0
2018	17.564765	14.738985	-16.09%	0
2017	15.498279	17.564765	13.33%	0
2016	15.195258	15.498279	1.99%	0
2015	14.810072	15.195258	2.60%	0
2014	13.640538	14.810072	8.57%	0
2013	10.780844	13.640538	26.53%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	26.517016	33.522941	26.42%	0
2019	21.599024	26.517016	22.77%	0
2018	21.795677	21.599024	-0.90%	0
2017	18.693177	21.795677	16.60%	0
2016	18.214740	18.693177	2.63%	0
2015	17.663779	18.214740	3.12%	0
2014	15.945770	17.663779	10.77%	0
2013	11.574033	15.945770	37.77%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	9.553076	11.924197	24.82%	0
2019	7.806655	9.553076	22.37%	0
2018	9.354573	7.806655	-16.55%	0
2017	7.126450	9.354573	31.27%	0
2016	6.517161	7.126450	9.35%	0
2015	8.006676	6.517161	-18.60%	0
2014	8.416506	8.006676	-4.87%	0
2013	9.131160	8.416506	-7.83%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	12.685768	11.341748	-10.59%	0
2019	10.934024	12.685768	16.02%	0
2018	12.928127	10.934024	-15.42%	0
2017	10.963379	12.928127	17.92%	0
2016	10.323680	10.963379	6.20%	0
2015	11.760188	10.323680	-12.22%	0
2014	13.069459	11.760188	-10.02%	0
2013	10.908337	13.069459	19.81%	0
ProFunds - ProFund VP Financials - Q/NQ
2020	21.338997	20.646945	-3.24%	0
2019	16.629963	21.338997	28.32%	0
2018	18.850641	16.629963	-11.78%	0
2017	16.191705	18.850641	16.42%	0
2016	14.253939	16.191705	13.59%	0
2015	14.690566	14.253939	-2.97%	0
2014	13.208170	14.690566	11.22%	0
2013	10.152548	13.208170	30.10%	0
ProFunds - ProFund VP Health Care - Q/NQ
2020	26.196361	29.528641	12.72%	0
2019	22.279452	26.196361	17.58%	0
2018	21.659830	22.279452	2.86%	0
2017	18.184885	21.659830	19.11%	0
2016	19.240936	18.184885	-5.49%	0
2015	18.599629	19.240936	3.45%	0
2014	15.265135	18.599629	21.84%	0
2013	11.088846	15.265135	37.66%	0
ProFunds - ProFund VP Industrials - Q/NQ
2020	20.649418	23.748744	15.01%	0
2019	16.065081	20.649418	28.54%	0
2018	18.697964	16.065081	-14.08%	0
2017	15.508319	18.697964	20.57%	0
2016	13.393743	15.508319	15.79%	0
2015	14.079303	13.393743	-4.87%	0
2014	13.538604	14.079303	3.99%	0
2013	9.946360	13.538604	36.12%	0
ProFunds - ProFund VP International - Q/NQ
2020	12.076508	12.477946	3.32%	0
2019	10.279489	12.076508	17.48%	0
2018	12.389403	10.279489	-17.03%	0
2017	10.326656	12.389403	19.97%	0
2016	10.581414	10.326656	-2.41%	0
2015	11.134809	10.581414	-4.97%	0
2014	12.301841	11.134809	-9.49%	0
2013	10.451772	12.301841	17.70%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2020	29.431294	43.723560	48.56%	0
2019	25.314371	29.431294	16.26%	0
2018	24.493563	25.314371	3.35%	0
2017	18.276540	24.493563	34.02%	0
2016	17.581968	18.276540	3.95%	0
2015	14.831103	17.581968	18.55%	0
2014	14.889945	14.831103	-0.40%	0
2013	9.964108	14.889945	49.44%	0
ProFunds - ProFund VP Japan - Q/NQ
2020	15.910064	18.168411	14.19%	0
2019	13.460496	15.910064	18.20%	0
2018	15.466217	13.460496	-12.97%	0
2017	13.255249	15.466217	16.68%	0
2016	13.401261	13.255249	-1.09%	0
2015	12.858423	13.401261	4.22%	0
2014	12.646256	12.858423	1.68%	0
2013	8.661012	12.646256	46.01%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	34.421095	49.355190	43.39%	0
2019	25.563004	34.421095	34.65%	0
2018	26.449030	25.563004	-3.35%	0
2017	20.595447	26.449030	28.42%	0
2016	19.864204	20.595447	3.68%	0
2015	18.767645	19.864204	5.84%	0
2014	16.284167	18.767645	15.25%	0
2013	12.312153	16.284167	32.26%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	8.955439	5.781049	-35.45%	0
2019	8.378319	8.955439	6.89%	0
2018	10.663113	8.378319	-21.43%	0
2017	11.179933	10.663113	-4.62%	0
2016	9.139412	11.179933	22.33%	0
2015	12.108827	9.139412	-24.52%	0
2014	13.792141	12.108827	-12.20%	0
2013	11.285555	13.792141	22.21%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	19.186597	21.263625	10.83%	0
2019	17.080566	19.186597	12.33%	0
2018	18.488194	17.080566	-7.61%	0
2017	17.007445	18.488194	8.71%	0
2016	17.935403	17.007445	-5.17%	0
2015	17.433894	17.935403	2.88%	0
2014	14.828558	17.433894	17.57%	0
2013	11.437102	14.828558	29.65%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	4.117180	5.033046	22.24%	0
2019	2.863314	4.117180	43.79%	0
2018	3.359685	2.863314	-14.77%	0
2017	3.239714	3.359685	3.70%	0
2016	2.110756	3.239714	53.49%	0
2015	3.191383	2.110756	-33.86%	0
2014	4.255709	3.191383	-25.01%	0
2013	6.962561	4.255709	-38.88%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2020	16.486731	15.217566	-7.70%	0
2019	13.204451	16.486731	24.86%	0
2018	14.216611	13.204451	-7.12%	0
2017	13.357330	14.216611	6.43%	0
2016	12.825982	13.357330	4.14%	0
2015	12.979236	12.825982	-1.18%	0
2014	10.540031	12.979236	23.14%	0
2013	10.690675	10.540031	-1.41%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.564769	1.851772	-27.80%	0
2019	3.152927	2.564769	-18.65%	0
2018	3.073314	3.152927	2.59%	0
2017	3.541636	3.073314	-13.22%	0
2016	3.791121	3.541636	-6.58%	0
2015	3.910934	3.791121	-3.06%	0
2014	5.693259	3.910934	-31.31%	0
2013	4.962317	5.693259	14.73%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	30.331167	43.276137	42.68%	0
2019	20.559481	30.331167	47.53%	0
2018	23.253784	20.559481	-11.59%	0
2017	17.414944	23.253784	33.53%	0
2016	13.843658	17.414944	25.80%	0
2015	14.470607	13.843658	-4.33%	0
2014	10.920217	14.470607	32.51%	0
2013	8.305962	10.920217	31.47%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	4.058801	2.728268	-32.78%	0
2019	5.215533	4.058801	-22.18%	0
2018	4.703390	5.215533	10.89%	0
2017	6.617205	4.703390	-28.92%	0
2016	8.020244	6.617205	-17.49%	0
2015	7.301351	8.020244	9.85%	0
2014	7.636231	7.301351	-4.39%	0
2013	7.770415	7.636231	-1.73%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2020	3.366157	2.753827	-18.19%	0
2019	4.138257	3.366157	-18.66%	0
2018	3.638558	4.138257	13.73%	0
2017	4.654278	3.638558	-21.82%	0
2016	5.021048	4.654278	-7.30%	0
2015	5.297879	5.021048	-5.23%	0
2014	5.232087	5.297879	1.26%	0
2013	6.724454	5.232087	-22.19%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.277756	0.720216	-43.63%	0
2019	1.803092	1.277756	-29.14%	0
2018	1.885123	1.803092	-4.35%	0
2017	2.560094	1.885123	-26.37%	0
2016	2.889678	2.560094	-11.41%	0
2015	3.373767	2.889678	-14.35%	0
2014	4.248640	3.373767	-20.59%	0
2013	6.109937	4.248640	-30.46%	0
ProFunds - ProFund VP Technology - Q/NQ
2020	29.537161	42.130157	42.63%	0
2019	20.654395	29.537161	43.01%	0
2018	21.463376	20.654395	-3.77%	0
2017	16.118152	21.463376	33.16%	0
2016	14.565158	16.118152	10.66%	0
2015	14.440061	14.565158	0.87%	0
2014	12.411552	14.440061	16.34%	0
2013	10.064914	12.411552	23.32%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	13.027792	13.236678	1.60%	0
2019	11.524183	13.027792	13.05%	0
2018	13.782459	11.524183	-16.39%	0
2017	14.295323	13.782459	-3.59%	0
2016	11.929020	14.295323	19.84%	0
2015	11.929170	11.929020	0.00%	0
2014	12.042693	11.929170	-0.94%	0
2013	10.909391	12.042693	10.39%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	16.905648	20.097337	18.88%	0
2019	14.517780	16.905648	16.45%	0
2018	15.585266	14.517780	-6.85%	0
2017	14.450980	15.585266	7.85%	0
2016	14.715721	14.450980	-1.80%	0
2015	15.832910	14.715721	-7.06%	0
2014	11.785075	15.832910	34.35%	0
2013	14.791393	11.785075	-20.32%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	107.556831	197.376755	83.51%	0
2019	60.776252	107.556831	76.97%	0
2018	68.284308	60.776252	-11.00%	0
2017	41.180899	68.284308	65.82%	0
2016	38.487719	41.180899	7.00%	0
2015	34.394928	38.487719	11.90%	0
2014	25.705813	34.394928	33.80%	0
2013	14.575758	25.705813	76.36%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.151753	0.042657	-71.89%	0
2019	0.311232	0.151753	-51.24%	0
2018	0.357417	0.311232	-12.92%	0
2017	0.658993	0.357417	-45.76%	0
2016	0.838458	0.658993	-21.40%	0
2015	1.154342	0.838458	-27.36%	0
2014	1.824135	1.154342	-36.72%	0
2013	3.605455	1.824135	-49.41%	0
ProFunds - ProFund VP Utilities - Q/NQ
2020	20.597451	19.801546	-3.86%	0
2019	17.018139	20.597451	21.03%	0
2018	16.794300	17.018139	1.33%	0
2017	15.409801	16.794300	8.98%	0
2016	13.594361	15.409801	13.35%	0
2015	14.745494	13.594361	-7.81%	0
2014	11.891853	14.745494	24.00%	0
2013	10.654483	11.891853	11.61%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2020	10.863107	9.794452	-9.84%	0
2019	8.589657	10.863107	26.47%	0
2018	10.792422	8.589657	-20.41%	0
2017	9.740309	10.792422	10.80%	0
2016	7.770490	9.740309	25.35%	0
2015	8.291874	7.770490	-6.29%	0
2014	8.139860	8.291874	1.87%	0
2013	6.396912	8.139860	27.25%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	26.080528	30.763553	17.96%	0
2019	21.804302	26.080528	19.61%	0
2018	26.816879	21.804302	-18.69%	0
2017	22.418609	26.816879	19.62%	0
2016	17.391756	22.418609	28.90%	0
2015	21.349820	17.391756	-18.54%	0
2014	22.075858	21.349820	-3.29%	0
2013	22.135515	22.075858	-0.27%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	34.577155	41.317291	19.49%	0
2019	28.157310	34.577155	22.80%	0
2018	31.570425	28.157310	-10.81%	0
2017	24.760371	31.570425	27.50%	0
2016	31.288259	24.760371	-20.86%	0
2015	29.283547	31.288259	6.85%	0
2014	22.404247	29.283547	30.71%	0
2013	14.750197	22.404247	51.89%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	2.073869	1.578558	-23.88%	0
2019	1.826823	2.073869	13.52%	0
2018	2.185311	1.826823	-16.40%	0
2017	2.124382	2.185311	2.87%	0
2016	1.953429	2.124382	8.75%	0
2015	2.995835	1.953429	-34.80%	0
2014	4.609078	2.995835	-35.00%	0
2013	4.834538	4.609078	-4.66%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	35.092966	37.184978	5.96%	0
2019	29.123908	35.092966	20.50%	0
2018	33.649343	29.123908	-13.45%	0
2017	30.629240	33.649343	9.86%	0
2016	29.496561	30.629240	3.84%	0
2015	28.191515	29.496561	4.63%	0
2014	25.412089	28.191515	10.94%	0
2013	20.115869	25.412089	26.33%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	46.349463	46.444202	0.20%	0
2019	31.908567	46.349463	45.26%	0
2018	37.772116	31.908567	-15.52%	0
2017	24.189946	37.772116	56.15%	0
2016	18.785809	24.189946	28.77%	0
2015	19.911730	18.785809	-5.65%	0
2014	17.306881	19.911730	15.05%	0
2013	10.799215	17.306881	60.26%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	23.497881	36.098954	53.63%	0
2019	14.976858	23.497881	56.89%	0
2018	17.419712	14.976858	-14.02%	0
2017	13.493142	17.419712	29.10%	0
2016	11.016718	13.493142	22.48%	0
2015	10.954049	11.016718	0.57%	0
2014	8.987422	10.954049	21.88%	0
2013	6.756030	8.987422	33.03%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2020	13.451498	8.721346	-35.16%	0
2019	12.785368	13.451498	5.21%	0
2018	17.421196	12.785368	-26.61%	0
2017	18.867797	17.421196	-7.67%	0
2016	14.580713	18.867797	29.40%	0
2015	21.215378	14.580713	-31.27%	0
2014	26.468314	21.215378	-19.85%	0
2013	21.763791	26.468314	21.62%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	7.140287	4.407222	-38.28%	0
2019	7.253643	7.140287	-1.56%	0
2018	13.551085	7.253643	-46.47%	0
2017	16.909566	13.551085	-19.86%	0
2016	13.939251	16.909566	21.31%	0
2015	20.720099	13.939251	-32.73%	0
2014	29.770771	20.720099	-30.40%	0
2013	24.396038	29.770771	22.03%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	11.191684	11.049860	-1.27%	0
2019	8.847001	11.191684	26.50%	0
2018	11.086236	8.847001	-20.20%	0
2017	8.751464	11.086236	26.68%	0
2016	9.409251	8.751464	-6.99%	0
2015	10.292234	9.409251	-8.58%	0
2014	11.940567	10.292234	-13.80%	0
2013	9.784516	11.940567	22.04%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	15.414502	15.166962	-1.61%	0
2019	12.218721	15.414502	26.15%	0
2018	14.142356	12.218721	-13.60%	0
2017	12.422420	14.142356	13.85%	0
2016	10.887905	12.422420	14.09%	0
2015	11.512665	10.887905	-5.43%	0
2014	10.381981	11.512665	10.89%	0
2013	8.263118	10.381981	25.64%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	21.475880	25.797590	20.12%	0
2019	18.672601	21.475880	15.01%	0
2018	20.024743	18.672601	-6.75%	0
2017	18.543121	20.024743	7.99%	0
2016	18.888732	18.543121	-1.83%	0
2015	20.206124	18.888732	-6.52%	0
2014	15.233755	20.206124	32.64%	0
2013	18.918968	15.233755	-19.48%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	31.251434	36.532932	16.90%	0
2019	25.885707	31.251434	20.73%	0
2018	25.958279	25.885707	-0.28%	0
2017	21.449193	25.958279	21.02%	0
2016	24.113108	21.449193	-11.05%	0
2015	23.419453	24.113108	2.96%	0
2014	19.078963	23.419453	22.75%	0
2013	13.658260	19.078963	39.69%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	12.356971	12.114693	-1.96%	0
2019	11.020270	12.356971	12.13%	0
2018	11.286713	11.020270	-2.36%	0
2017	10.721937	11.286713	5.27%	0
2016	9.751779	10.721937	9.95%	0
2015	9.971034	9.751779	-2.20%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2020	45.274904	71.447769	57.81%	0
2019	36.635270	45.274904	23.58%	0
2018	38.426502	36.635270	-4.66%	0
2017	29.120437	38.426502	31.96%	0
2016	28.305958	29.120437	2.88%	0
2015	26.520176	28.305958	6.73%	0
2014	26.407389	26.520176	0.43%	0
2013	17.727540	26.407389	48.96%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.199389	0.106521	-46.58%	0
2019	0.316780	0.199389	-37.06%	0
2018	0.317076	0.316780	-0.09%	0
2017	0.527290	0.317076	-39.87%	0
2016	0.760888	0.527290	-30.70%	0
2015	0.839954	0.760888	-9.41%	0
2014	1.090005	0.839954	-22.94%	0
2013	1.972143	1.090005	-44.73%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.175468	1.690905	-22.27%	0
2019	2.547173	2.175468	-14.59%	0
2018	2.491748	2.547173	2.22%	0
2017	2.776318	2.491748	-10.25%	0
2016	2.903883	2.776318	-4.39%	0
2015	2.984422	2.903883	-2.70%	0
2014	4.035114	2.984422	-26.04%	0
2013	3.554163	4.035114	13.53%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.157787	0.856544	-26.02%	0
2019	1.474987	1.157787	-21.51%	0
2018	1.350318	1.474987	9.23%	0
2017	1.585625	1.350318	-14.84%	0
2016	1.990539	1.585625	-20.34%	0
2015	2.043841	1.990539	-2.61%	0
2014	2.346162	2.043841	-12.89%	0
2013	3.288599	2.346162	-28.66%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.422816	0.258215	-38.93%	0
2019	0.596297	0.422816	-29.09%	0
2018	0.622655	0.596297	-4.23%	0
2017	0.838984	0.622655	-25.78%	0
2016	0.940936	0.838984	-10.84%	0
2015	1.096387	0.940936	-14.18%	0
2014	1.367935	1.096387	-19.85%	0
2013	1.957456	1.367935	-30.12%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	1.069172	0.728679	-31.85%	0
2019	1.367369	1.069172	-21.81%	0
2018	1.249236	1.367369	9.46%	0
2017	1.465934	1.249236	-14.78%	0
2016	1.866815	1.465934	-21.47%	0
2015	1.893333	1.866815	-1.40%	0
2014	2.108755	1.893333	-10.22%	0
2013	3.095938	2.108755	-31.89%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.181061	0.872223	-26.15%	0
2019	1.555433	1.181061	-24.07%	0
2018	1.519013	1.555433	2.40%	0
2017	1.865815	1.519013	-18.59%	0
2016	2.152614	1.865815	-13.32%	0
2015	2.286786	2.152614	-5.87%	0
2014	2.713895	2.286786	-15.74%	0
2013	3.749479	2.713895	-27.62%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	19.841036	27.451607	38.36%	0
2019	14.488476	19.841036	36.94%	0
2018	19.091620	14.488476	-24.11%	0
2017	12.895106	19.091620	48.05%	0
2016	12.025115	12.895106	7.23%	0
2015	10.900600	12.025115	10.32%	0
2014	13.082661	10.900600	-16.68%	0
2013	8.514028	13.082661	53.66%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	36.989929	44.090996	19.20%	0
2019	29.047758	36.989929	27.34%	0
2018	34.070465	29.047758	-14.74%	0
2017	28.796521	34.070465	18.31%	0
2016	26.681933	28.796521	7.93%	0
2015	27.006233	26.681933	-1.20%	0
2014	25.507827	27.006233	5.87%	0
2013	18.184060	25.507827	40.28%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	51.939450	56.629093	9.03%	0
2019	38.741301	51.939450	34.07%	0
2018	48.801064	38.741301	-20.61%	0
2017	40.460487	48.801064	20.61%	0
2016	31.683113	40.460487	27.70%	0
2015	34.038562	31.683113	-6.92%	0
2014	30.872390	34.038562	10.26%	0
2013	20.862256	30.872390	47.98%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	98.542372	181.384016	84.07%	0
2019	55.424148	98.542372	77.80%	0
2018	62.049056	55.424148	-10.68%	0
2017	37.164997	62.049056	66.96%	0
2016	34.425526	37.164997	7.96%	0
2015	30.490042	34.425526	12.91%	0
2014	22.664546	30.490042	34.53%	0
2013	12.767608	22.664546	77.52%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	50.225282	71.715536	42.79%	0
2019	37.256562	50.225282	34.81%	0
2018	38.523954	37.256562	-3.29%	0
2017	29.826459	38.523954	29.16%	0
2016	28.570562	29.826459	4.40%	0
2015	26.797269	28.570562	6.62%	0
2014	23.164033	26.797269	15.68%	0
2013	17.468918	23.164033	32.60%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2020	34.278505	40.527526	18.23%	0
2019	23.993267	34.278505	42.87%	0
2018	27.164630	23.993267	-11.67%	0
2017	20.926389	27.164630	29.81%	0
2016	18.357892	20.926389	13.99%	0
2015	18.772317	18.357892	-2.21%	0
2014	16.071020	18.772317	16.81%	0
2013	10.950754	16.071020	46.76%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	14.267744	18.874410	32.29%	0
2019	9.517168	14.267744	49.92%	0
2018	11.587190	9.517168	-17.86%	0
2017	10.985036	11.587190	5.48%	0
2016	6.737508	10.985036	63.04%	0
2015	9.823915	6.737508	-31.42%	0
2014	12.066943	9.823915	-18.59%	0
2013	22.730135	12.066943	-46.91%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	27.645725	25.646701	-7.23%	0
2019	22.555535	27.645725	22.57%	0
2018	24.712487	22.555535	-8.73%	0
2017	23.522464	24.712487	5.06%	0
2016	21.678877	23.522464	8.50%	0
2015	22.579040	21.678877	-3.99%	0
2014	18.943122	22.579040	19.19%	0
2013	18.501826	18.943122	2.39%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	31.383714	44.413410	41.52%	0
2019	25.596615	31.383714	22.61%	0
2018	26.856239	25.596615	-4.69%	0
2017	24.165693	26.856239	11.13%	0
2016	24.459209	24.165693	-1.20%	0
2015	25.165707	24.459209	-2.81%	0
2014	23.513623	25.165707	7.03%	0
2013	17.578734	23.513623	33.76%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	36.941937	43.680507	18.24%	0
2019	27.705956	36.941937	33.34%	0
2018	34.974309	27.705956	-20.78%	0
2017	29.584264	34.974309	18.22%	0
2016	23.029217	29.584264	28.46%	0
2015	25.713869	23.029217	-10.44%	0
2014	25.032138	25.713869	2.72%	0
2013	16.027181	25.032138	56.19%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	40.063015	46.604488	16.33%	0
2019	25.027002	40.063015	60.08%	0
2018	30.037738	25.027002	-16.68%	0
2017	21.251375	30.037738	41.34%	0
2016	17.918136	21.251375	18.60%	0
2015	18.497954	17.918136	-3.13%	0
2014	15.065345	18.497954	22.78%	0
2013	9.065502	15.065345	66.18%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	28.147248	35.301072	25.42%	0
2019	22.571782	28.147248	24.70%	0
2018	24.285601	22.571782	-7.06%	0
2017	19.819337	24.285601	22.53%	0
2016	19.614855	19.819337	1.04%	0
2015	19.700714	19.614855	-0.44%	0
2014	17.791062	19.700714	10.73%	0
2013	12.780956	17.791062	39.20%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	24.176942	21.298880	-11.90%	0
2019	19.911539	24.176942	21.42%	0
2018	23.322250	19.911539	-14.62%	0
2017	20.434800	23.322250	14.13%	0
2016	17.670825	20.434800	15.64%	0
2015	19.796820	17.670825	-10.74%	0
2014	18.115793	19.796820	9.28%	0
2013	12.660814	18.115793	43.09%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	26.197541	33.666231	28.51%	0
2019	23.044967	26.197541	13.68%	0
2018	27.471504	23.044967	-16.11%	0
2017	23.482737	27.471504	16.99%	0
2016	23.212781	23.482737	1.16%	0
2015	23.259368	23.212781	-0.20%	0
2014	23.986035	23.259368	-3.03%	0
2013	18.165642	23.986035	32.04%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	23.157210	24.501509	5.81%	0
2019	19.198207	23.157210	20.62%	0
2018	24.058181	19.198207	-20.20%	0
2017	21.585464	24.058181	11.46%	0
2016	17.001799	21.585464	26.96%	0
2015	19.584402	17.001799	-13.19%	0
2014	18.630044	19.584402	5.12%	0
2013	13.927112	18.630044	33.77%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	26.215067	29.890726	14.02%	0
2019	23.641609	26.215067	10.89%	0
2018	26.386217	23.641609	-10.40%	0
2017	23.075663	26.386217	14.35%	0
2016	19.737001	23.075663	16.92%	0
2015	20.112626	19.737001	-1.87%	0
2014	20.419017	20.112626	-1.50%	0
2013	14.670152	20.419017	39.19%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	18.051350	16.719127	-7.38%	0
2019	15.186077	18.051350	18.87%	0
2018	19.413789	15.186077	-21.78%	0
2017	19.763444	19.413789	-1.77%	0
2016	15.229694	19.763444	29.77%	0
2015	17.883711	15.229694	-14.84%	0
2014	17.920838	17.883711	-0.21%	0
2013	12.738125	17.920838	40.69%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	7.027890	5.950871	-15.32%	0
2019	6.820315	7.027890	3.04%	0
2018	6.192688	6.820315	10.13%	0
2017	7.634120	6.192688	-18.88%	0
2016	7.242926	7.634120	5.40%	0
2015	6.487092	7.242926	11.65%	0
2014	5.357333	6.487092	21.09%	0
2013	5.605337	5.357333	-4.42%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2020	36.015695	52.947241	47.01%	0
2019	26.164603	36.015695	37.65%	0
2018	26.968159	26.164603	-2.98%	0
2017	20.641990	26.968159	30.65%	0
2016	18.866451	20.641990	9.41%	0
2015	18.942884	18.866451	-0.40%	0
2014	17.442556	18.942884	8.60%	0
2013	13.078955	17.442556	33.36%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	10.152677	10.949909	7.85%	0
2019	9.104425	10.152677	11.51%	0
2018	9.760706	9.104425	-6.72%	0
2017	9.361041	9.760706	4.27%	0
2016	8.094470	9.361041	15.65%	0
2015	8.810542	8.094470	-8.13%	0
2014	8.716736	8.810542	1.08%	0
2013	7.533778	8.716736	15.70%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	31.794872	44.041505	38.52%	0
2019	26.405572	31.794872	20.41%	0
2018	33.533873	26.405572	-21.26%	0
2017	27.899714	33.533873	20.19%	0
2016	24.538009	27.899714	13.70%	0
2015	28.996424	24.538009	-15.38%	0
2014	23.972058	28.996424	20.96%	0
2013	16.155682	23.972058	48.38%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	22.044271	20.599229	-6.56%	0
2019	18.804405	22.044271	17.23%	0
2018	18.396398	18.804405	2.22%	0
2017	16.822501	18.396398	9.36%	0
2016	14.679586	16.822501	14.60%	0
2015	16.087492	14.679586	-8.75%	0
2014	13.289909	16.087492	21.05%	0
2013	11.874224	13.289909	11.92%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	5.369113	5.801168	8.05%	0
2019	5.728545	5.369113	-6.27%	0
2018	6.581908	5.728545	-12.97%	0
2017	5.600239	6.581908	17.53%	0
2016	6.227792	5.600239	-10.08%	0
2015	7.601968	6.227792	-18.08%	0
2014	9.883775	7.601968	-23.09%	0
2013	10.324966	9.883775	-4.27%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	11.016757	11.652235	5.77%	0
2019	10.534934	11.016757	4.57%	0
2018	9.987629	10.534934	5.48%	0
2017	9.885811	9.987629	1.03%	0
2016	9.796677	9.885811	0.91%	0
2015	10.036721	9.796677	-2.39%	0
2014	10.051408	10.036721	-0.15%	0
2013*	10.000000	10.051408	0.51%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.747734	5.570294	17.33%	0
2019	4.308652	4.747734	10.19%	0
2018	6.099448	4.308652	-29.36%	0
2017	6.299033	6.099448	-3.17%	0
2016	4.449713	6.299033	41.56%	0
2015	6.787943	4.449713	-34.45%	0
2014	8.518825	6.787943	-20.32%	0
2013	7.824346	8.518825	8.88%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	12.110472	16.536942	36.55%	0
2019	8.861327	12.110472	36.67%	0
2018	10.785039	8.861327	-17.84%	0
2017*	10.000000	10.785039	7.85%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.779884	10.453639	-3.03%	0
2019*	10.000000	10.779884	7.80%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	15.290974	16.446781	7.56%	0
2019	13.139894	15.290974	16.37%	0
2018	14.262123	13.139894	-7.87%	0
2017	12.528713	14.262123	13.84%	0
2016	12.184027	12.528713	2.83%	0
2015	12.217770	12.184027	-0.28%	1,653
2014	11.586388	12.217770	5.45%	5,724
2013	10.121685	11.586388	14.47%	903
2012	9.068452	10.121685	11.61%	0
2011*	10.000000	9.068452	-9.32%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.791147	8.846234	0.63%	1,832
2019	7.645843	8.791147	14.98%	1,911
2018*	10.000000	7.645843	-23.54%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.932542	6.584242	-26.29%	25,498
2019	7.535068	8.932542	18.55%	26,998
2018	9.445033	7.535068	-20.22%	39,366
2017	9.674537	9.445033	-2.37%	47,624
2016	6.979163	9.674537	38.62%	40,257
2015	11.420254	6.979163	-38.89%	44,873
2014	10.365417	11.420254	10.18%	44,516
2013*	10.000000	10.365417	3.65%	1,289
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	15.442095	16.609001	7.56%	3,796
2019	11.216615	15.442095	37.67%	4,373
2018	13.026687	11.216615	-13.90%	6,904
2017	10.588354	13.026687	23.03%	8,060
2016	9.960529	10.588354	6.30%	17,070
2015	10.252374	9.960529	-2.85%	20,934
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.629951	11.465113	7.86%	80,019
2019	9.914655	10.629951	7.21%	80,342
2018	10.363735	9.914655	-4.33%	105,188
2017	10.153630	10.363735	2.07%	170,466
2016	9.879592	10.153630	2.77%	79,227
2015	10.289101	9.879592	-3.98%	196,591
2014	10.117252	10.289101	1.70%	193,766
2013	11.228685	10.117252	-9.90%	62,958
2012	10.621413	11.228685	5.72%	51,701
2011*	10.000000	10.621413	6.21%	13,729

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	13.692402	15.072008	10.08%	73,875
2019	11.220674	13.692402	22.03%	79,878
2018	12.238855	11.220674	-8.32%	93,274
2017	10.317318	12.238855	18.62%	79,870
2016	9.234184	10.317318	11.73%	67,457
2015*	10.000000	9.234184	-7.66%	52,578
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	13.298209	13.219990	-0.59%	117,862
2019	10.632994	13.298209	25.07%	114,394
2018	11.889317	10.632994	-10.57%	133,057
2017	11.104576	11.889317	7.07%	148,772
2016	9.361631	11.104576	18.62%	212,389
2015*	10.000000	9.361631	-6.38%	87,153
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.395999	11.680961	2.50%	14,800
2019	9.841478	11.395999	15.80%	22,050
2018	10.778638	9.841478	-8.69%	40,372
2017	9.718555	10.778638	10.91%	74,850
2016	9.511164	9.718555	2.18%	57,916
2015	9.837256	9.511164	-3.31%	11,593
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	15.930128	20.292514	27.38%	7,162
2019	12.328846	15.930128	29.21%	9,383
2018	14.041483	12.328846	-12.20%	15,785
2017	11.352825	14.041483	23.68%	14,433
2016	11.321862	11.352825	0.27%	12,729
2015	11.502352	11.321862	-1.57%	15,676
2014	11.467534	11.502352	0.30%	4,309
2013*	10.000000	11.467534	14.68%	1,690
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.523204	11.245173	6.86%	8,622
2019	9.793096	10.523204	7.46%	13,537
2018	10.020419	9.793096	-2.27%	6,562
2017	9.861565	10.020419	1.61%	0
2016*	10.000000	9.861565	-1.38%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	12.348770	13.902104	12.58%	8,555
2019	10.347200	12.348770	19.34%	6,417
2018	11.085379	10.347200	-6.66%	5,897
2017	9.814468	11.085379	12.95%	4,435
2016	9.390110	9.814468	4.52%	1,376
2015	9.933881	9.390110	-5.47%	320

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.584412	14.870984	1.96%	9,229
2019	11.622382	14.584412	25.49%	14,856
2018	12.752144	11.622382	-8.86%	27,283
2017	11.118782	12.752144	14.69%	26,247
2016*	10.000000	11.118782	11.19%	748
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	14.477411	17.204683	18.84%	103,638
2019	12.488024	14.477411	15.93%	114,814
2018	13.726015	12.488024	-9.02%	118,155
2017	12.260760	13.726015	11.95%	130,852
2016	11.996773	12.260760	2.20%	190,904
2015	12.308880	11.996773	-2.54%	180,163
2014	12.265674	12.308880	0.35%	219,804
2013	10.889008	12.265674	12.64%	119,344
2012	10.058345	10.889008	8.26%	40,632
2011	10.602307	10.058345	-5.13%	55,009
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.126548	13.936990	6.17%	44,061
2019	11.124437	13.126548	18.00%	36,644
2018	13.402971	11.124437	-17.00%	45,887
2017	11.833554	13.402971	13.26%	40,341
2016	10.433286	11.833554	13.42%	33,671
2015	10.871107	10.433286	-4.03%	9,158
2014*	10.000000	10.871107	8.71%	2,055
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.047441	11.562135	4.66%	6,045
2019	9.630215	11.047441	14.72%	442
2018	10.190161	9.630215	-5.49%	3,117
2017*	10.000000	10.190161	1.90%	3,009
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	5.251964	5.094028	-3.01%	11,686
2019	5.000143	5.251964	5.04%	6,964
2018	5.749580	5.000143	-13.03%	6,679
2017	5.752601	5.749580	-0.05%	6,481
2016	5.215930	5.752601	10.29%	8,853
2015	7.073338	5.215930	-26.26%	8,456
2014	8.657561	7.073338	-18.30%	8,912
2013	9.800511	8.657561	-11.66%	3,550
2012	10.168238	9.800511	-3.62%	3,769
2011	11.823899	10.168238	-14.00%	3,164

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.834056	10.879363	0.42%	42,005
2019	10.277128	10.834056	5.42%	103,925
2018	10.448805	10.277128	-1.64%	72,200
2017	10.259680	10.448805	1.84%	62,976
2016	9.565094	10.259680	7.26%	42,562
2015*	10.000000	9.565094	-4.35%	9,910
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.469167	13.489496	28.85%	13,355
2019	8.231051	10.469167	27.19%	1,741
2018*	10.000000	8.231051	-17.69%	1,757
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	14.257354	16.076651	12.76%	1,234
2019	12.271429	14.257354	16.18%	1,128
2018	13.207237	12.271429	-7.09%	1,128
2017	11.793758	13.207237	11.98%	1,128
2016	11.648163	11.793758	1.25%	1,128
2015	11.838696	11.648163	-1.61%	4,250
2014	11.394034	11.838696	3.90%	2,707
2013	10.034224	11.394034	13.55%	2,707
2012	9.081420	10.034224	10.49%	2,453
2011*	10.000000	9.081420	-9.19%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.374923	16.081285	20.23%	155,938
2019	10.945859	13.374923	22.19%	114,094
2018	11.635918	10.945859	-5.93%	120,832
2017	10.178221	11.635918	14.32%	11,623
2016	9.663610	10.178221	5.33%	825
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	13.413926	14.056548	4.79%	35,724
2019	10.719384	13.413926	25.14%	66,390
2018	11.905554	10.719384	-9.96%	63,134
2017	10.734515	11.905554	10.91%	64,802
2016	9.262697	10.734515	15.89%	105,058
2015*	10.000000	9.262697	-7.37%	83,942
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.731978	15.605029	5.93%	12,191
2019	11.539053	14.731978	27.67%	13,946
2018	12.908378	11.539053	-10.61%	16,779
2017	11.243311	12.908378	14.81%	16,508
2016*	10.000000	11.243311	12.43%	14,707

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.416702	24.614356	41.33%	125,254
2019	13.204456	17.416702	31.90%	146,376
2018	13.471763	13.204456	-1.98%	201,342
2017	10.149484	13.471763	32.73%	288,329
2016	10.252456	10.149484	-1.00%	283,696
2015*	10.000000	10.252456	2.52%	351,109
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	11.539450	11.635888	0.84%	2,942
2019	10.212755	11.539450	12.99%	3,713
2018	10.764880	10.212755	-5.13%	3,454
2017	10.226856	10.764880	5.26%	7,380
2016	9.098270	10.226856	12.40%	21,769
2015*	10.000000	9.098270	-9.02%	10,594
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.725839	11.527227	7.47%	38,000
2019	9.958202	10.725839	7.71%	92,685
2018	10.196104	9.958202	-2.33%	561
2017	9.958656	10.196104	2.38%	297
2016*	10.000000	9.958656	-0.41%	4,347
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.298979	11.286045	-8.24%	118
2019	10.160788	12.298979	21.04%	2,430
2018	11.033927	10.160788	-7.91%	2,606
2017	10.799833	11.033927	2.17%	3,300
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	11.193861	11.809394	5.50%	27,597
2019	10.275207	11.193861	8.94%	38,575
2018	10.741075	10.275207	-4.34%	72,765
2017	10.144285	10.741075	5.88%	75,325
2016	9.538782	10.144285	6.35%	29,420
2015	9.880242	9.538782	-3.46%	21,161
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	16.816092	18.499600	10.01%	1,001
2019	14.250742	16.816092	18.00%	1,524
2018	16.022358	14.250742	-11.06%	4,147
2017	14.533020	16.022358	10.25%	1,195
2016	13.042170	14.533020	11.43%	1,611
2015	14.125158	13.042170	-7.67%	4,990
2014	13.950236	14.125158	1.25%	7,885
2013	11.448429	13.950236	21.85%	7,178
2012	10.083072	11.448429	13.54%	5,978
2011	10.401894	10.083072	-3.07%	2,027

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	12.954236	12.841906	-0.87%	67,517
2019	11.337504	12.954236	14.26%	79,624
2018	12.035005	11.337504	-5.80%	75,653
2017	11.145798	12.035005	7.98%	46,170
2016	9.928470	11.145798	12.26%	34,754
2015	10.850216	9.928470	-8.50%	50,505
2014	10.534763	10.850216	2.99%	62,564
2013*	10.000000	10.534763	5.35%	16,165
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	14.230419	13.384528	-5.94%	118,417
2019	11.622297	14.230419	22.44%	101,908
2018	13.298113	11.622297	-12.60%	134,675
2017	12.437502	13.298113	6.92%	129,576
2016	11.261582	12.437502	10.44%	108,183
2015	11.872265	11.261582	-5.14%	81,928
2014	11.407957	11.872265	4.07%	100,670
2013*	10.000000	11.407957	14.08%	30,399
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.626369	8.976621	-6.75%	15,109
2019	9.584993	9.626369	0.43%	16,267
2018	9.551646	9.584993	0.35%	17,448
2017	9.518316	9.551646	0.35%	16,990
2016	9.391785	9.518316	1.35%	13,134
2015*	10.000000	9.391785	-6.08%	8,963
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.560932	11.849918	2.50%	7,541
2019	10.490711	11.560932	10.20%	7,541
2018	11.139813	10.490711	-5.83%	7,541
2017	10.003126	11.139813	11.36%	10,129
2016	9.737805	10.003126	2.72%	7,522
2015	10.502054	9.737805	-7.28%	7,188
2014	10.262501	10.502054	2.33%	49
2013*	10.000000	10.262501	2.63%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.676245	9.562704	-1.17%	14,205
2019	9.649691	9.676245	0.28%	31,271
2018	9.670200	9.649691	-0.21%	13,515
2017	9.700194	9.670200	-0.31%	23,799
2016	9.758720	9.700194	-0.60%	12,818
2015	9.968690	9.758720	-2.11%	12,342
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.059830	10.569394	5.07%	0
2019	9.389854	10.059830	7.14%	0
2018*	10.000000	9.389854	-6.10%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	6.347031	6.410963	1.01%	28,323
2019	5.961575	6.347031	6.47%	40,915
2018	6.656928	5.961575	-10.45%	55,761
2017	6.219744	6.656928	7.03%	58,133
2016	7.411785	6.219744	-16.08%	56,321
2015	7.646846	7.411785	-3.07%	39,046
2014	6.929825	7.646846	10.35%	35,228
2013	6.861281	6.929825	1.00%	36,116
2012	7.849042	6.861281	-12.58%	11,772
2011	8.725109	7.849042	-10.04%	20,949
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	13.997141	14.459324	3.30%	56,157
2019	13.471432	13.997141	3.90%	60,292
2018	15.718001	13.471432	-14.29%	53,252
2017	13.900162	15.718001	13.08%	49,796
2016	14.026520	13.900162	-0.90%	57,077
2015	14.070051	14.026520	-0.31%	68,424
2014	13.903012	14.070051	1.20%	55,879
2013	12.022915	13.903012	15.64%	32,373
2012	11.694463	12.022915	2.81%	6,239
2011	12.712457	11.694463	-8.01%	4,875
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.805014	9.308983	5.72%	30,340
2019	8.516680	8.805014	3.39%	32,670
2018	9.114016	8.516680	-6.55%	38,524
2017	8.929009	9.114016	2.07%	41,800
2016	9.113275	8.929009	-2.02%	48,406
2015	9.088717	9.113275	0.27%	59,883
2014	8.820799	9.088717	3.04%	40,959
2013	8.813967	8.820799	0.08%	41,416
2012	8.758205	8.813967	0.64%	28,599
2011	8.604833	8.758205	1.78%	5,025
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	11.421656	11.245439	-1.54%	187,498
2019	10.781663	11.421656	5.94%	203,926
2018	11.041164	10.781663	-2.35%	277,971
2017	10.839206	11.041164	1.86%	273,900
2016	10.141013	10.839206	6.88%	238,915
2015	10.226177	10.141013	-0.83%	90,130
2014	10.145613	10.226177	0.79%	87,690
2013*	10.000000	10.145613	1.46%	37,728

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	12.082421	13.083461	8.29%	3,954
2019	10.682762	12.082421	13.10%	3,693
2018	11.632601	10.682762	-8.17%	4,548
2017	10.757563	11.632601	8.13%	2,702
2016	9.798136	10.757563	9.79%	12,371
2015	10.410522	9.798136	-5.88%	3,176
2014	10.003227	10.410522	4.07%	864
2013*	10.000000	10.003227	0.03%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	17.033161	21.353419	25.36%	24,641
2019	13.161467	17.033161	29.42%	39,100
2018	15.437523	13.161467	-14.74%	38,401
2017	11.502211	15.437523	34.21%	40,633
2016	11.701181	11.502211	-1.70%	15,049
2015	11.464394	11.701181	2.07%	16,382
2014	11.410296	11.464394	0.47%	10,866
2013*	10.000000	11.410296	14.10%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	14.438658	16.187592	12.11%	46,468
2019	12.043188	14.438658	19.89%	52,348
2018	12.937556	12.043188	-6.91%	64,769
2017	11.110440	12.937556	16.45%	75,410
2016	11.582351	11.110440	-4.07%	98,793
2015	12.836111	11.582351	-9.77%	143,012
2014	13.762871	12.836111	-6.73%	178,166
2013	11.171791	13.762871	23.19%	204,367
2012	9.522114	11.171791	17.32%	45,284
2011	10.422818	9.522114	-8.64%	53,882
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.132384	9.848116	-2.81%	290,789
2019	8.711468	10.132384	16.31%	312,165
2018	10.865801	8.711468	-19.83%	319,759
2017	8.633840	10.865801	25.85%	203,925
2016	7.260617	8.633840	18.91%	170,266
2015	9.225222	7.260617	-21.30%	82,309
2014	9.826132	9.225222	-6.12%	49,206
2013*	10.000000	9.826132	-1.74%	23,802
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.512328	12.140829	5.46%	89,572
2019	10.256270	11.512328	12.25%	78,110
2018	10.871312	10.256270	-5.66%	10,350
2017	10.183804	10.871312	6.75%	19,758
2016	8.966638	10.183804	13.57%	16,790
2015	9.697275	8.966638	-7.53%	14,172
2014	10.000917	9.697275	-3.04%	20,708
2013*	10.000000	10.000917	0.01%	142,325

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.790537	11.412269	5.76%	6,221
2019	10.110170	10.790537	6.73%	10,502
2018	10.376742	10.110170	-2.57%	12,856
2017	10.147582	10.376742	2.26%	4,971
2016	9.885502	10.147582	2.65%	666
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.815199	18.439147	33.47%	4,656
2019	11.499172	13.815199	20.14%	5,146
2018	11.991736	11.499172	-4.11%	3,705
2017	10.913555	11.991736	9.88%	3,271
2016*	10.000000	10.913555	9.14%	3,009
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	12.826102	13.383156	4.34%	8,893
2019	11.397944	12.826102	12.53%	10,104
2018	12.162505	11.397944	-6.29%	10,182
2017	11.170947	12.162505	8.88%	10,133
2016	10.705964	11.170947	4.34%	10,318
2015	11.152304	10.705964	-4.00%	8,308
2014	10.866344	11.152304	2.63%	10,639
2013	10.168752	10.866344	6.86%	7,845
2012	9.453453	10.168752	7.57%	122
2011*	10.000000	9.453453	-5.47%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	12.782330	13.280517	3.90%	22,003
2019	11.372174	12.782330	12.40%	28,353
2018	12.427713	11.372174	-8.49%	28,667
2017	11.518713	12.427713	7.89%	30,138
2016	10.580109	11.518713	8.87%	40,080
2015	10.874505	10.580109	-2.71%	42,043
2014	10.735418	10.874505	1.30%	38,507
2013	11.950931	10.735418	-10.17%	23,546
2012	10.298552	11.950931	16.04%	2,815
2011*	10.000000	10.298552	2.99%	184
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.857270	12.476224	-2.96%	16,538
2019	10.213468	12.857270	25.89%	18,684
2018	11.263817	10.213468	-9.32%	21,712
2017	10.165463	11.263817	10.80%	29,529
2016	8.980869	10.165463	13.19%	35,022
2015	10.593211	8.980869	-15.22%	24,035
2014*	10.000000	10.593211	5.93%	19,423

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	13.411612	11.242742	-16.17%	86,208
2019	11.539301	13.411612	16.23%	85,530
2018	12.769144	11.539301	-9.63%	93,948
2017	11.822003	12.769144	8.01%	90,546
2016	11.643994	11.822003	1.53%	107,737
2015	11.997459	11.643994	-2.95%	100,867
2014	10.703699	11.997459	12.09%	93,494
2013	10.593204	10.703699	1.04%	22,864
2012	8.280704	10.593204	27.93%	12,030
2011*	10.000000	8.280704	-17.19%	118
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	13.210580	14.416562	9.13%	1,211
2019	11.396571	13.210580	15.92%	1,989
2018	12.401524	11.396571	-8.10%	2,021
2017	10.862064	12.401524	14.17%	2,006
2016	10.458077	10.862064	3.86%	8,640
2015	11.364839	10.458077	-7.98%	13,070
2014	11.317862	11.364839	0.42%	14,390
2013	9.931492	11.317862	13.96%	7,633
2012	8.872927	9.931492	11.93%	966
2011*	10.000000	8.872927	-11.27%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	16.241666	24.106161	48.42%	8,568
2019	12.419165	16.241666	30.78%	45,128
2018	15.139596	12.419165	-17.97%	44,887
2017	12.249248	15.139596	23.60%	79,932
2016	12.756900	12.249248	-3.98%	97,997
2015	13.043120	12.756900	-2.19%	24,101
2014	13.430055	13.043120	-2.88%	9,620
2013	11.266729	13.430055	19.20%	10,639
2012	9.906930	11.266729	13.73%	4,483
2011	11.134127	9.906930	-11.02%	3,705
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.003449	19.850875	10.26%	166,747
2019	15.140320	18.003449	18.91%	167,343
2018	16.185956	15.140320	-6.46%	187,641
2017	14.197780	16.185956	14.00%	183,388
2016	13.230025	14.197780	7.31%	190,210
2015	13.307364	13.230025	-0.58%	173,191
2014	12.874376	13.307364	3.36%	138,434
2013	10.607154	12.874376	21.37%	20,692
2012	9.311149	10.607154	13.92%	17,990
2011*	10.000000	9.311149	-6.89%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.818712	11.083448	2.45%	36,052
2019	10.066121	10.818712	7.48%	70,034
2018	10.471023	10.066121	-3.87%	63,975
2017	10.002136	10.471023	4.69%	119,337
2016	9.350632	10.002136	6.97%	103,803
2015	9.780540	9.350632	-4.40%	22,757
2014	9.563126	9.780540	2.27%	18,219
2013*	10.000000	9.563126	-4.37%	3,512
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	17.619546	19.142576	8.64%	13,561
2019	13.840671	17.619546	27.30%	15,361
2018	14.060243	13.840671	-1.56%	8,400
2017	11.849094	14.060243	18.66%	7,255
2016	10.804585	11.849094	9.67%	9,173
2015	10.872992	10.804585	-0.63%	6,225
2014*	10.000000	10.872992	8.73%	1,846
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.171120	12.597834	12.77%	13,884
2019	9.871658	11.171120	13.16%	15,720
2018	10.956060	9.871658	-9.90%	17,397
2017	9.396005	10.956060	16.60%	0
2016	9.267843	9.396005	1.38%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	19.346426	21.438707	10.81%	9,259
2019	15.852655	19.346426	22.04%	258,124
2018	18.042438	15.852655	-12.14%	258,124
2017	15.297034	18.042438	17.95%	250,635
2016	14.338020	15.297034	6.69%	250,623
2015	14.823756	14.338020	-3.28%	250,580
2014	14.409179	14.823756	2.88%	689
2013	11.304059	14.409179	27.47%	3,095
2012	9.885581	11.304059	14.35%	0
2011	10.725025	9.885581	-7.83%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.251238	16.468300	7.98%	60,043
2019	13.334004	15.251238	14.38%	43,315
2018	14.445605	13.334004	-7.70%	62,920
2017	13.094332	14.445605	10.32%	64,678
2016	12.534299	13.094332	4.47%	58,392
2015	12.867963	12.534299	-2.59%	76,284
2014	12.531997	12.867963	2.68%	78,818
2013	11.102027	12.531997	12.88%	22,241
2012	10.154090	11.102027	9.34%	11,481
2011	10.454235	10.154090	-2.87%	11,481

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	17.327464	19.015013	9.74%	53,127
2019	14.637543	17.327464	18.38%	99,078
2018	16.190434	14.637543	-9.59%	101,246
2017	14.200161	16.190434	14.02%	78,701
2016	13.439131	14.200161	5.66%	87,926
2015	13.834546	13.439131	-2.86%	114,738
2014	13.421872	13.834546	3.07%	116,839
2013	11.244230	13.421872	19.37%	51,400
2012	10.050506	11.244230	11.88%	1,240
2011	10.572946	10.050506	-4.94%	3,400
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.557034	13.301074	5.93%	59,557
2019	11.524950	12.557034	8.96%	29,920
2018	12.020565	11.524950	-4.12%	29,167
2017	11.479377	12.020565	4.71%	31,001
2016	11.145474	11.479377	3.00%	51,768
2015	11.404652	11.145474	-2.27%	28,781
2014	11.210176	11.404652	1.73%	98,551
2013	10.851386	11.210176	3.31%	13,423
2012	10.253743	10.851386	5.83%	4,384
2011	10.269908	10.253743	-0.16%	4,437
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.746477	12.147454	3.41%	35,587
2019	10.479674	11.746477	12.09%	35,442
2018	11.448414	10.479674	-8.46%	35,670
2017	10.132052	11.448414	12.99%	35,695
2016	9.749395	10.132052	3.92%	39,412
2015	10.347208	9.749395	-5.78%	70,277
2014	10.277822	10.347208	0.68%	69,887
2013*	10.000000	10.277822	2.78%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.150241	12.842243	5.70%	10,586
2019	10.693147	12.150241	13.63%	10,586
2018	11.689245	10.693147	-8.52%	10,586
2017	10.079495	11.689245	15.97%	10,529
2016	9.638940	10.079495	4.57%	10,501
2015	10.292653	9.638940	-6.35%	10,405
2014	10.349816	10.292653	-0.55%	6,876
2013*	10.000000	10.349816	3.50%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.305583	17.768853	8.97%	185,745
2019	14.018668	16.305583	16.31%	58,302
2018	15.326779	14.018668	-8.53%	51,997
2017	13.659301	15.326779	12.21%	78,179
2016	12.997817	13.659301	5.09%	102,527
2015	13.344697	12.997817	-2.60%	91,983
2014	12.962401	13.344697	2.95%	144,132
2013	11.176511	12.962401	15.98%	60,865
2012	10.103127	11.176511	10.62%	6,805
2011	10.506962	10.103127	-3.84%	6,805
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	18.157819	20.068052	10.52%	4,715
2019	15.089197	18.157819	20.34%	4,529
2018	16.937787	15.089197	-10.91%	4,848
2017	14.570818	16.937787	16.24%	6,715
2016	13.755372	14.570818	5.93%	6,485
2015	14.185826	13.755372	-3.03%	10,353
2014	13.780541	14.185826	2.94%	11,927
2013	11.263125	13.780541	22.35%	12,188
2012	9.984527	11.263125	12.81%	11,019
2011	10.638391	9.984527	-6.15%	9,998
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.390888	15.450761	7.36%	6,718
2019	12.788485	14.390888	12.53%	6,312
2018	13.640693	12.788485	-6.25%	10,523
2017	12.608432	13.640693	8.19%	10,813
2016	12.081745	12.608432	4.36%	10,813
2015	12.404093	12.081745	-2.60%	4,095
2014	12.105211	12.404093	2.47%	5,304
2013	11.053521	12.105211	9.51%	4,572
2012	10.203170	11.053521	8.33%	1,722
2011	10.391563	10.203170	-1.81%	2,797
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.626960	11.215176	5.54%	5,341
2019	9.958105	10.626960	6.72%	7,067
2018	10.152731	9.958105	-1.92%	5,048
2017	10.000043	10.152731	1.53%	11,868
2016	9.932403	10.000043	0.68%	56,019
2015	10.074503	9.932403	-1.41%	38,790
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.744295	17.44%	52,680

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.461987	12.304446	7.35%	181,591
2019	10.623265	11.461987	7.90%	199,328
2018	10.950608	10.623265	-2.99%	26,097
2017	10.718776	10.950608	2.16%	46,797
2016	10.535603	10.718776	1.74%	128,168
2015	10.757126	10.535603	-2.06%	53,113
2014	10.417917	10.757126	3.26%	42,338
2013	10.803282	10.417917	-3.57%	16,761
2012	10.244577	10.803282	5.45%	14,320
2011*	10.000000	10.244577	2.45%	1,971
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.574813	10.800500	2.13%	12,587
2019	10.077605	10.574813	4.93%	11,881
2018*	10.000000	10.077605	0.78%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	11.591354	12.929203	11.54%	17,809
2019	9.576464	11.591354	21.04%	31,880
2018	11.779838	9.576464	-18.70%	36,828
2017	8.455417	11.779838	39.32%	52,193
2016	7.972917	8.455417	6.05%	38,468
2015	9.640620	7.972917	-17.30%	48,769
2014*	10.000000	9.640620	-3.59%	58,567
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	12.007339	12.532315	4.37%	9,386
2019	10.629512	12.007339	12.96%	9,824
2018	11.131633	10.629512	-4.51%	10,266
2017	10.590788	11.131633	5.11%	35,106
2016	9.423096	10.590788	12.39%	35,435
2015	9.827707	9.423096	-4.12%	35,781
2014*	10.000000	9.827707	-1.72%	36,126
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.241632	10.696216	4.44%	64,420
2019	9.789060	10.241632	4.62%	49,710
2018	9.948808	9.789060	-1.61%	39,712
2017	9.898690	9.948808	0.51%	37,727
2016	9.980084	9.898690	-0.82%	52,641
2015	10.148247	9.980084	-1.66%	24,383
2014*	10.000000	10.148247	1.48%	14,700

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	8.794842	8.674356	-1.37%	1,258,903
2019	8.798893	8.794842	-0.05%	901,312
2018	8.837679	8.798893	-0.44%	1,026,552
2017	8.957095	8.837679	-1.33%	1,007,011
2016	9.097544	8.957095	-1.54%	1,276,677
2015	9.240774	9.097544	-1.55%	937,576
2014	9.386257	9.240774	-1.55%	1,030,249
2013	9.534036	9.386257	-1.55%	740,279
2012	9.684549	9.534036	-1.55%	682,383
2011	9.836593	9.684549	-1.55%	423,900
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.787348	12.478941	5.87%	102,488
2019	9.832465	11.787348	19.88%	106,338
2018	11.588453	9.832465	-15.15%	155,129
2017	9.424904	11.588453	22.96%	148,722
2016	9.485358	9.424904	-0.64%	142,644
2015	9.728048	9.485358	-2.49%	27,456
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.836131	15.367493	11.07%	16,500
2019	11.358376	13.836131	21.81%	14,335
2018	12.659181	11.358376	-10.28%	14,334
2017	10.857003	12.659181	16.60%	14,717
2016	10.073699	10.857003	7.78%	3,784
2015	10.335462	10.073699	-2.53%	5,435
2014*	10.000000	10.335462	3.35%	10,972
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	12.255935	13.200941	7.71%	14,828
2019	10.793088	12.255935	13.55%	3,154
2018	11.522757	10.793088	-6.33%	3,208
2017	10.531434	11.522757	9.41%	3,272
2016	10.062572	10.531434	4.66%	3,206
2015	10.238789	10.062572	-1.72%	0
2014*	10.000000	10.238789	2.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	13.167865	14.470026	9.89%	41,821
2019	11.151497	13.167865	18.08%	45,503
2018	12.111763	11.151497	-7.93%	50,409
2017	10.715142	12.111763	13.03%	53,376
2016	10.101578	10.715142	6.07%	40,332
2015	10.315497	10.101578	-2.07%	36,565
2014*	10.000000	10.315497	3.15%	6,832

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.147471	11.711665	5.06%	44,145
2019	10.337506	11.147471	7.84%	121,061
2018	10.694019	10.337506	-3.33%	49,187
2017	10.277861	10.694019	4.05%	51,914
2016	10.012331	10.277861	2.65%	53,682
2015	10.143109	10.012331	-1.29%	44,154
2014*	10.000000	10.143109	1.43%	87,066
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.901460	12.251318	2.94%	20,799
2019	10.698239	11.901460	11.25%	20,393
2018	11.515427	10.698239	-7.10%	20,166
2017	10.257038	11.515427	12.27%	20,039
2016	9.855546	10.257038	4.07%	19,917
2015	10.346053	9.855546	-4.74%	19,642
2014	10.257041	10.346053	0.87%	19,025
2013*	10.000000	10.257041	2.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.437572	13.019648	4.68%	7,797
2019	10.961877	12.437572	13.46%	8,068
2018	11.853054	10.961877	-7.52%	8,344
2017	10.293117	11.853054	15.16%	8,938
2016	9.775267	10.293117	5.30%	8,546
2015	10.338053	9.775267	-5.44%	8,562
2014	10.321864	10.338053	0.16%	7,467
2013*	10.000000	10.321864	3.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.761209	13.863053	8.63%	15,280
2019	11.008630	12.761209	15.92%	39,957
2018	11.856365	11.008630	-7.15%	43,249
2017	10.663987	11.856365	11.18%	40,834
2016	10.109311	10.663987	5.49%	35,947
2015	10.302955	10.109311	-1.88%	80,522
2014*	10.000000	10.302955	3.03%	11,760
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.463921	14.889443	10.59%	37,563
2019	11.225554	13.463921	19.94%	38,489
2018	12.358165	11.225554	-9.16%	38,731
2017	10.757894	12.358165	14.88%	40,974
2016	10.072493	10.757894	6.80%	41,080
2015	10.306302	10.072493	-2.27%	72,579
2014*	10.000000	10.306302	3.06%	29,713

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.933240	12.753059	6.87%	17,369
2019	10.680975	11.933240	11.72%	28,730
2018	11.270687	10.680975	-5.23%	28,152
2017	10.482102	11.270687	7.52%	32,503
2016	10.072255	10.482102	4.07%	47,739
2015	10.233971	10.072255	-1.58%	24,491
2014*	10.000000	10.233971	2.34%	14,596
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.455860	11.027198	5.46%	12,171
2019*	10.000000	10.455860	4.56%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.756196	12.258413	13.97%	0
2019*	10.000000	10.756196	7.56%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	26.736465	34.196738	27.90%	17,537
2019	20.855203	26.736465	28.20%	22,356
2018	21.919849	20.855203	-4.86%	37,949
2017	17.142031	21.919849	27.87%	73,040
2016	17.071434	17.142031	0.41%	93,548
2015	16.813998	17.071434	1.53%	20,600
2014	15.505188	16.813998	8.44%	24,525
2013	11.716959	15.505188	32.33%	4,032
2012	10.247830	11.716959	14.34%	1,801
2011	10.756545	10.247830	-4.73%	977
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.365465	19.097067	16.69%	20,884
2019	12.104239	16.365465	35.20%	11,999
2018	12.488302	12.104239	-3.08%	18,913
2017	9.982271	12.488302	25.10%	19,499
2016	9.812784	9.982271	1.73%	7,006
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.794694	17.95%	152,134
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	14.151326	15.759168	11.36%	48,079
2019	11.439673	14.151326	23.70%	39,936
2018	13.113722	11.439673	-12.77%	40,006
2017	11.504294	13.113722	13.99%	40,691
2016	9.713992	11.504294	18.43%	47,585
2015	10.123480	9.713992	-4.04%	16,833

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.603478	22.971602	-2.68%	17,162
2019	19.358762	23.603478	21.93%	20,177
2018	22.644269	19.358762	-14.51%	47,817
2017	20.203758	22.644269	12.08%	23,633
2016	17.450714	20.203758	15.78%	41,979
2015	18.252162	17.450714	-4.39%	19,975
2014	15.843028	18.252162	15.21%	15,951
2013	11.860726	15.843028	33.58%	13,340
2012	10.355249	11.860726	14.54%	1,770
2011	10.767915	10.355249	-3.83%	265
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	17.362499	24.082741	38.71%	37,693
2019	12.994992	17.362499	33.61%	31,456
2018	14.339341	12.994992	-9.38%	39,080
2017	11.658491	14.339341	22.99%	27,327
2016	10.933514	11.658491	6.63%	25,950
2015	11.022321	10.933514	-0.81%	18,565
2014*	10.000000	11.022321	10.22%	18,743
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	12.656479	13.102320	3.52%	18,489
2019	10.803076	12.656479	17.16%	16,782
2018	13.214474	10.803076	-18.25%	17,591
2017	12.306549	13.214474	7.38%	16,510
2016	9.925741	12.306549	23.99%	50,249
2015	10.728143	9.925741	-7.48%	28,554
2014*	10.000000	10.728143	7.28%	23,700
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	14.489839	17.501977	20.79%	80,116
2019	11.713626	14.489839	23.70%	90,657
2018	13.619910	11.713626	-14.00%	72,593
2017	12.189636	13.619910	11.73%	37,265
2016	10.079598	12.189636	20.93%	44,133
2015	10.408504	10.079598	-3.16%	20,710
2014*	10.000000	10.408504	4.09%	17,372
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.921225	17.774945	11.64%	1,011
2019	12.625752	15.921225	26.10%	878
2018	13.501776	12.625752	-6.49%	25,190
2017	10.992068	13.501776	22.83%	29,068
2016*	10.000000	10.992068	9.92%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.635174	13.587379	-7.16%	11,056
2019	11.396022	14.635174	28.42%	13,185
2018	12.065994	11.396022	-5.55%	6,363
2017	11.546110	12.065994	4.50%	7,531
2016	10.942052	11.546110	5.52%	14,972
2015	11.781191	10.942052	-7.12%	16,808
2014	9.304834	11.781191	26.61%	12,187
2013*	10.000000	9.304834	-6.95%	1,471
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	16.058623	18.686040	16.36%	301,919
2019	12.436615	16.058623	29.12%	343,897
2018	13.245248	12.436615	-6.11%	297,821
2017	11.069845	13.245248	19.65%	346,002
2016	10.069082	11.069845	9.94%	474,893
2015	10.110015	10.069082	-0.40%	100,733
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.946084	10.069218	1.24%	47,651
2019	9.705968	9.946084	2.47%	118,053
2018	9.779396	9.705968	-0.75%	151,358
2017	9.778519	9.779396	0.01%	222,885
2016	9.690588	9.778519	0.91%	350,809
2015	9.876846	9.690588	-1.89%	89,783
2014	9.983037	9.876846	-1.06%	78,100
2013	10.129538	9.983037	-1.45%	82,170
2012	9.939207	10.129538	1.91%	14,517
2011*	10.000000	9.939207	-0.61%	4,914
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.731908	16.130748	17.47%	33,761
2019	11.162031	13.731908	23.02%	41,389
2018	12.789576	11.162031	-12.73%	33,328
2017	11.376981	12.789576	12.42%	43,276
2016	9.560289	11.376981	19.00%	42,145
2015	10.209228	9.560289	-6.36%	10,983
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	26.302579	41.561217	58.01%	12,203
2019	19.524289	26.302579	34.72%	21,705
2018	21.337337	19.524289	-8.50%	17,671
2017	16.994821	21.337337	25.55%	12,963
2016	16.276042	16.994821	4.42%	16,131
2015	16.589658	16.276042	-1.89%	30,961
2014	16.246533	16.589658	2.11%	15,017
2013	11.905849	16.246533	36.46%	8,800
2012	10.548903	11.905849	12.86%	18,551
2011	11.213788	10.548903	-5.93%	8,496

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	10.037942	10.698493	6.58%	746
2019	8.846111	10.037942	13.47%	746
2018	9.640009	8.846111	-8.24%	746
2017	9.178117	9.640009	5.03%	746
2016	9.382732	9.178117	-2.18%	746
2015	10.038424	9.382732	-6.53%	1,708
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	10.779934	11.164795	3.57%	29,284
2019	9.530101	10.779934	13.11%	32,224
2018	10.595406	9.530101	-10.05%	33,983
2017	9.752392	10.595406	8.64%	35,969
2016	9.069720	9.752392	7.53%	38,522
2015	9.943553	9.069720	-8.79%	40,466
2014	10.130092	9.943553	-1.84%	58,084
2013*	10.000000	10.130092	1.30%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	9.708446	9.789458	0.83%	51,518
2019	9.578302	9.708446	1.36%	78,578
2018	10.359707	9.578302	-7.54%	306,782
2017	10.228954	10.359707	1.28%	151,485
2016	9.178658	10.228954	11.44%	99,886
2015	9.632327	9.178658	-4.71%	70,778
2014	9.648694	9.632327	-0.17%	59,621
2013*	10.000000	9.648694	-3.51%	44,155
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.913087	12.655916	6.24%	89,123
2019	10.828932	11.913087	10.01%	88,275
2018	11.634072	10.828932	-6.92%	108,749
2017	10.422350	11.634072	11.63%	107,994
2016	9.375996	10.422350	11.16%	109,938
2015	10.487199	9.375996	-10.60%	127,211
2014	10.604081	10.487199	-1.10%	137,953
2013	10.759277	10.604081	-1.44%	51,724
2012	9.519492	10.759277	13.02%	42,700
2011*	10.000000	9.519492	-4.81%	514
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.969230	5.948890	-0.34%	32,173
2019	5.445123	5.969230	9.63%	32,391
2018	6.446957	5.445123	-15.54%	32,196
2017	6.416813	6.446957	0.47%	43,803
2016	5.673761	6.416813	13.10%	51,764
2015	7.752739	5.673761	-26.82%	74,154
2014	9.676703	7.752739	-19.88%	59,847
2013	11.525017	9.676703	-16.04%	19,965
2012	11.136280	11.525017	3.49%	2,984
2011	12.234168	11.136280	-8.97%	5,509

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.615395	10.941582	3.07%	10,880
2019	10.285397	10.615395	3.21%	13,365
2018	10.352323	10.285397	-0.65%	73,948
2017	10.023147	10.352323	3.28%	69,358
2016	9.729747	10.023147	3.02%	59,971
2015	10.062851	9.729747	-3.31%	84,809
2014	9.929045	10.062851	1.35%	60,781
2013*	10.000000	9.929045	-0.71%	1,416
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	14.354646	15.062008	4.93%	13,320
2019	12.717250	14.354646	12.88%	16,025
2018	13.573556	12.717250	-6.31%	15,048
2017	12.558428	13.573556	8.08%	15,238
2016	11.266890	12.558428	11.46%	21,594
2015	11.721514	11.266890	-3.88%	10,444
2014	11.741140	11.721514	-0.17%	15,827
2013	12.829384	11.741140	-8.48%	14,951
2012	11.065833	12.829384	15.94%	13,833
2011	10.582352	11.065833	4.57%	12,864
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.114125	12.036579	8.30%	34,641
2019	10.648154	11.114125	4.38%	26,655
2018	11.301578	10.648154	-5.78%	27,107
2017	10.577683	11.301578	6.84%	42,875
2016	10.336270	10.577683	2.34%	48,296
2015	10.951726	10.336270	-5.62%	54,503
2014	10.889103	10.951726	0.58%	56,515
2013	12.096785	10.889103	-9.98%	32,325
2012	11.498624	12.096785	5.20%	3,459
2011	10.868811	11.498624	5.79%	5,300
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	15.474344	16.089622	3.98%	98,674
2019	13.714031	15.474344	12.84%	109,953
2018	14.325339	13.714031	-4.27%	99,974
2017	13.660304	14.325339	4.87%	212,743
2016	12.349164	13.660304	10.62%	319,210
2015	12.769482	12.349164	-3.29%	197,943
2014	12.564352	12.769482	1.63%	65,668
2013	12.081991	12.564352	3.99%	160,290
2012	10.747168	12.081991	12.42%	233,742
2011	10.573967	10.747168	1.64%	140,543
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.923145	11.440571	4.74%	15,816
2019	10.229727	10.923145	6.78%	17,410
2018	10.362007	10.229727	-1.28%	15,513
2017*	10.000000	10.362007	3.62%	15,079

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.654901	11.061149	3.81%	1,079
2019	10.123885	10.654901	5.25%	16,592
2018	10.080942	10.123885	0.43%	4,335
2017*	10.000000	10.080942	0.81%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.957356	11.937705	8.95%	18,415
2019	10.409760	10.957356	5.26%	5,594
2018	11.023604	10.409760	-5.57%	13,493
2017	10.111268	11.023604	9.02%	41,389
2016	9.980258	10.111268	1.31%	25,471
2015	10.921017	9.980258	-8.61%	67,115
2014	11.059668	10.921017	-1.25%	46,003
2013	12.023365	11.059668	-8.02%	7,647
2012	11.605905	12.023365	3.60%	1,341
2011	10.873027	11.605905	6.74%	10,104
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.850262	9.977798	1.29%	331,177
2019	9.627583	9.850262	2.31%	103,715
2018	9.756864	9.627583	-1.33%	266,202
2017	9.787479	9.756864	-0.31%	330,785
2016	9.813088	9.787479	-0.26%	504,805
2015	9.946807	9.813088	-1.34%	398,708
2014	10.028369	9.946807	-0.81%	238,760
2013	10.209971	10.028369	-1.78%	169,194
2012	9.807204	10.209971	4.11%	9,207
2011*	10.000000	9.807204	-1.93%	59,039
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.426367	12.208947	6.85%	163,482
2019	10.721997	11.426367	6.57%	194,710
2018	10.961333	10.721997	-2.18%	208,947
2017	10.621784	10.961333	3.20%	184,982
2016	10.516847	10.621784	1.00%	100,798
2015	10.646686	10.516847	-1.22%	123,486
2014	10.381645	10.646686	2.55%	195,079
2013	10.766121	10.381645	-3.57%	76,130
2012	9.987223	10.766121	7.80%	138,203
2011*	10.000000	9.987223	-0.13%	55,599

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	15.179917	15.240058	0.40%	0
2019	13.491678	15.179917	12.51%	0
2018	14.271373	13.491678	-5.46%	0
2017	13.544738	14.271373	5.36%	0
2016	12.091078	13.544738	12.02%	0
2015	12.824643	12.091078	-5.72%	0
2014	13.065247	12.824643	-1.84%	0
2013	11.869673	13.065247	10.07%	1,300
2012	10.421356	11.869673	13.90%	3,762
2011	10.804407	10.421356	-3.55%	16,988
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	11.465345	15.300300	33.45%	6,657
2019	9.220374	11.465345	24.35%	14,129
2018	11.506044	9.220374	-19.86%	16,052
2017	8.795038	11.506044	30.82%	21,027
2016	8.876310	8.795038	-0.92%	21,391
2015	9.949313	8.876310	-10.78%	19,635
2014	10.267033	9.949313	-3.09%	14,676
2013	9.070604	10.267033	13.19%	15,917
2012	7.978850	9.070604	13.68%	5,928
2011	11.101281	7.978850	-28.13%	1,284
ProFunds - ProFund VP Banks - Q/NQ
2020	20.933025	17.473019	-16.53%	15,593
2019	15.585273	20.933025	34.31%	16,141
2018	19.283281	15.585273	-19.18%	21,173
2017	16.609757	19.283281	16.10%	22,437
2016	13.690410	16.609757	21.32%	16,671
2015	13.966438	13.690410	-1.98%	13,387
2014	12.852656	13.966438	8.67%	778
2013	9.782219	12.852656	31.39%	487
2012	7.448418	9.782219	31.33%	3,358
2011*	10.000000	7.448418	-25.52%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	10.800863	12.386431	14.68%	6,287
2019	9.319622	10.800863	15.89%	5,102
2018	11.497502	9.319622	-18.94%	5,815
2017	9.497606	11.497502	21.06%	10,209
2016	8.141330	9.497606	16.66%	11,411
2015	9.607100	8.141330	-15.26%	1,235
2014	9.596541	9.607100	0.11%	8,835
2013	8.230525	9.596541	16.60%	7,724
2012	7.706440	8.230525	6.80%	2,348
2011*	10.000000	7.706440	-22.94%	1,964

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2020	2.025846	1.483560	-26.77%	6,696
2019	2.670572	2.025846	-24.14%	8,023
2018	2.607152	2.670572	2.43%	8,023
2017	3.228052	2.607152	-19.23%	10,793
2016	3.770992	3.228052	-14.40%	11,895
2015	4.028722	3.770992	-6.40%	9,170
2014	4.772106	4.028722	-15.58%	11,929
2013	6.599518	4.772106	-27.69%	13,100
2012	8.037635	6.599518	-17.89%	3,405
2011	8.959978	8.037635	-10.29%	3,723
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	29.434638	33.434240	13.59%	19,199
2019	25.673132	29.434638	14.65%	17,454
2018	27.966924	25.673132	-8.20%	19,568
2017	23.180547	27.966924	20.65%	20,321
2016	27.856237	23.180547	-16.79%	22,922
2015	27.390781	27.856237	1.70%	27,764
2014	21.446517	27.390781	27.72%	17,823
2013	12.934434	21.446517	65.81%	12,482
2012	9.337459	12.934434	38.52%	17,755
2011*	10.000000	9.337459	-6.63%	2,117
ProFunds - ProFund VP Bull - Q/NQ
2020	23.350087	26.673979	14.24%	4,018
2019	18.402717	23.350087	26.88%	1,732
2018	19.918543	18.402717	-7.61%	5,718
2017	16.952283	19.918543	17.50%	7,841
2016	15.701613	16.952283	7.97%	2,081
2015	16.022222	15.701613	-2.00%	16,703
2014	14.600077	16.022222	9.74%	22,350
2013	11.429025	14.600077	27.75%	11,603
2012	10.193581	11.429025	12.12%	8,455
2011	10.353649	10.193581	-1.55%	6,330
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	18.293490	23.602532	29.02%	12,557
2019	14.681732	18.293490	24.60%	10,161
2018	17.505477	14.681732	-16.13%	10,991
2017	15.453781	17.505477	13.28%	15,551
2016	15.159306	15.453781	1.94%	15,523
2015	14.782543	15.159306	2.55%	15,095
2014	13.622096	14.782543	8.52%	18,652
2013	10.771734	13.622096	26.46%	1,758
2012	9.869870	10.771734	9.14%	525
2011*	10.000000	9.869870	-1.30%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	26.400637	33.358893	26.36%	10,358
2019	21.515142	26.400637	22.71%	11,232
2018	21.722118	21.515142	-0.95%	7,572
2017	18.639522	21.722118	16.54%	11,487
2016	18.171657	18.639522	2.57%	12,906
2015	17.630941	18.171657	3.07%	12,002
2014	15.924210	17.630941	10.72%	21,619
2013	11.564259	15.924210	37.70%	3,670
2012	9.620547	11.564259	20.20%	3,007
2011*	10.000000	9.620547	-3.79%	574
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	9.506281	11.859767	24.76%	22,021
2019	7.772357	9.506281	22.31%	37,868
2018	9.318236	7.772357	-16.59%	32,600
2017	7.102357	9.318236	31.20%	44,519
2016	6.498411	7.102357	9.29%	38,242
2015	7.987715	6.498411	-18.64%	18,372
2014	8.400843	7.987715	-4.92%	7,235
2013	9.118802	8.400843	-7.87%	9,676
2012	8.691660	9.118802	4.91%	29,214
2011	10.994712	8.691660	-20.95%	9,327
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	12.623695	11.280509	-10.64%	28,525
2019	10.886046	12.623695	15.96%	28,743
2018	12.877982	10.886046	-15.47%	31,338
2017	10.926380	12.877982	17.86%	35,639
2016	10.294048	10.926380	6.14%	32,454
2015	11.732382	10.294048	-12.26%	33,929
2014	13.045180	11.732382	-10.06%	5,865
2013	10.893590	13.045180	19.75%	1,614
2012	9.490440	10.893590	14.78%	214
2011	10.579665	9.490440	-10.30%	39
ProFunds - ProFund VP Financials - Q/NQ
2020	21.245298	20.545830	-3.29%	20,796
2019	16.565343	21.245298	28.25%	24,719
2018	18.786987	16.565343	-11.83%	23,682
2017	16.145192	18.786987	16.36%	23,389
2016	14.220188	16.145192	13.54%	28,487
2015	14.663217	14.220188	-3.02%	22,016
2014	13.190274	14.663217	11.17%	2,340
2013	10.143941	13.190274	30.03%	6
2012	8.260954	10.143941	22.79%	2,583
2011*	10.000000	8.260954	-17.39%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2020	26.081416	29.384138	12.66%	31,930
2019	22.192966	26.081416	17.52%	28,387
2018	21.586765	22.192966	2.81%	42,962
2017	18.132718	21.586765	19.05%	43,927
2016	19.195460	18.132718	-5.54%	48,096
2015	18.565088	19.195460	3.40%	36,330
2014	15.244523	18.565088	21.78%	44,077
2013	11.079480	15.244523	37.59%	29,091
2012	9.585817	11.079480	15.58%	2,652
2011*	10.000000	9.585817	-4.14%	1,465
ProFunds - ProFund VP Industrials - Q/NQ
2020	20.558783	23.632498	14.95%	9,584
2019	16.002689	20.558783	28.47%	12,625
2018	18.634869	16.002689	-14.13%	15,609
2017	15.463817	18.634869	20.51%	22,596
2016	13.362073	15.463817	15.73%	27,168
2015	14.053130	13.362073	-4.92%	18,869
2014	13.520305	14.053130	3.94%	6,804
2013	9.937943	13.520305	36.05%	13,353
2012	8.717387	9.937943	14.00%	229
2011*	10.000000	8.717387	-12.83%	295
ProFunds - ProFund VP International - Q/NQ
2020	12.017381	12.410546	3.27%	6,732
2019	10.234357	12.017381	17.42%	23,763
2018	12.341297	10.234357	-17.07%	25,085
2017	10.291765	12.341297	19.91%	19,624
2016	10.550998	10.291765	-2.46%	15,969
2015	11.108439	10.550998	-5.02%	5,622
2014	12.278947	11.108439	-9.53%	5,339
2013	10.437614	12.278947	17.64%	2,662
2012	9.145157	10.437614	14.13%	14,456
2011	10.843885	9.145157	-15.67%	3,843
ProFunds - ProFund VP Internet - Q/NQ
2020	29.302125	43.509579	48.49%	11,641
2019	25.216073	29.302125	16.20%	12,866
2018	24.410926	25.216073	3.30%	14,351
2017	18.224105	24.410926	33.95%	14,343
2016	17.540390	18.224105	3.90%	14,700
2015	14.803534	17.540390	18.49%	19,194
2014	14.869816	14.803534	-0.45%	8,497
2013	9.955689	14.869816	49.36%	45,721
2012	8.443886	9.955689	17.90%	3,604
2011*	10.000000	8.443886	-15.56%	768

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2020	15.832205	18.070340	14.14%	19,088
2019	13.401428	15.832205	18.14%	16,014
2018	15.406217	13.401428	-13.01%	16,645
2017	13.210507	15.406217	16.62%	21,500
2016	13.362778	13.210507	-1.14%	19,982
2015	12.828011	13.362778	4.17%	21,549
2014	12.622743	12.828011	1.63%	8,584
2013	8.649298	12.622743	45.94%	13,646
2012	7.145809	8.649298	21.04%	0
2011	8.910045	7.145809	-19.80%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	34.252705	49.088842	43.31%	22,691
2019	25.450860	34.252705	34.58%	27,167
2018	26.346459	25.450860	-3.40%	38,620
2017	20.525948	26.346459	28.36%	37,733
2016	19.807205	20.525948	3.63%	19,629
2015	18.723293	19.807205	5.79%	58,402
2014	16.253930	18.723293	15.19%	40,335
2013	12.295525	16.253930	32.19%	20,198
2012	10.745359	12.295525	14.43%	8,665
2011	10.757626	10.745359	-0.11%	2,331
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	8.911586	5.749819	-35.48%	19,898
2019	8.341521	8.911586	6.83%	16,549
2018	10.621713	8.341521	-21.47%	31,245
2017	11.142166	10.621713	-4.67%	32,940
2016	9.113157	11.142166	22.26%	42,466
2015	12.080188	9.113157	-24.56%	42,579
2014	13.766518	12.080188	-12.25%	15,536
2013	11.270307	13.766518	22.15%	32,507
2012	11.125823	11.270307	1.30%	10,279
2011	11.052374	11.125823	0.66%	16,235
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	19.102374	21.159547	10.77%	12,475
2019	17.014223	19.102374	12.27%	13,970
2018	18.425801	17.014223	-7.66%	10,901
2017	16.958638	18.425801	8.65%	11,464
2016	17.892990	16.958638	-5.22%	13,946
2015	17.401507	17.892990	2.82%	20,242
2014	14.808514	17.401507	17.51%	23,093
2013	11.427433	14.808514	29.59%	5,131
2012	10.377513	11.427433	10.12%	349
2011*	10.000000	10.377513	3.78%	3,665

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	4.099100	5.008411	22.18%	176,840
2019	2.852183	4.099100	43.72%	68,615
2018	3.348347	2.852183	-14.82%	58,291
2017	3.230401	3.348347	3.65%	66,569
2016	2.105748	3.230401	53.41%	68,718
2015	3.185431	2.105748	-33.89%	39,510
2014	4.249933	3.185431	-25.05%	102,293
2013	6.956656	4.249933	-38.91%	50,232
2012	8.269407	6.956656	-15.87%	16,994
2011*	10.000000	8.269407	-17.31%	16,416
ProFunds - ProFund VP Real Estate - Q/NQ
2020	16.414411	15.143110	-7.75%	21,589
2019	13.153198	16.414411	24.79%	22,183
2018	14.168651	13.153198	-7.17%	28,427
2017	13.319004	14.168651	6.38%	23,519
2016	12.795656	13.319004	4.09%	32,130
2015	12.955123	12.795656	-1.23%	34,268
2014	10.525781	12.955123	23.08%	22,562
2013	10.681644	10.525781	-1.46%	15,324
2012	9.259981	10.681644	15.35%	9,763
2011*	10.000000	9.259981	-7.40%	3,964
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.552199	1.841760	-27.84%	1,020
2019	3.139071	2.552199	-18.70%	0
2018	3.061367	3.139071	2.54%	4,443
2017	3.529656	3.061367	-13.27%	4,443
2016	3.780220	3.529656	-6.63%	6,744
2015	3.901683	3.780220	-3.11%	0
2014	5.682680	3.901683	-31.34%	0
2013	4.955614	5.682680	14.67%	1,785
2012	5.408958	4.955614	-8.38%	1,739
2011	8.790588	5.408958	-38.47%	4,838
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	30.198034	43.064340	42.61%	5,063
2019	20.479631	30.198034	47.45%	6,245
2018	23.175305	20.479631	-11.63%	5,516
2017	17.364947	23.175305	33.46%	3,993
2016	13.810896	17.364947	25.73%	2,695
2015	14.443694	13.810896	-4.38%	2,800
2014	10.905437	14.443694	32.44%	3,271
2013	8.298932	10.905437	31.41%	521
2012	8.796647	8.298932	-5.66%	1,925
2011*	10.000000	8.796647	-12.03%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	4.038912	2.713524	-32.82%	2,358
2019	5.192621	4.038912	-22.22%	4,969
2018	4.685114	5.192621	10.83%	4,647
2017	6.594840	4.685114	-28.96%	4,570
2016	7.997188	6.594840	-17.54%	4,462
2015	7.284061	7.997188	9.79%	3,171
2014	7.622011	7.284061	-4.43%	3,232
2013	7.759891	7.622011	-1.78%	5,498
2012	9.064841	7.759891	-14.40%	1,230
2011	8.320203	9.064841	8.95%	403
ProFunds - ProFund VP Short International - Q/NQ
2020	3.349688	2.738961	-18.23%	2,999
2019	4.120097	3.349688	-18.70%	5,966
2018	3.624430	4.120097	13.68%	5,193
2017	4.638553	3.624430	-21.86%	5,246
2016	5.006621	4.638553	-7.35%	5,146
2015	5.285353	5.006621	-5.27%	4,103
2014	5.222361	5.285353	1.21%	4,074
2013	6.715359	5.222361	-22.23%	4,091
2012	8.543350	6.715359	-21.40%	1,432
2011	8.523872	8.543350	0.23%	582
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.271502	0.716317	-43.66%	190
2019	1.795172	1.271502	-29.17%	190
2018	1.877800	1.795172	-4.40%	190
2017	2.551438	1.877800	-26.40%	190
2016	2.881356	2.551438	-11.45%	190
2015	3.365770	2.881356	-14.39%	190
2014	4.240726	3.365770	-20.63%	190
2013	6.101677	4.240726	-30.50%	190
2012	7.632629	6.101677	-20.06%	7,881
2011	8.659740	7.632629	-11.86%	585
ProFunds - ProFund VP Technology - Q/NQ
2020	29.407567	41.924025	42.56%	16,139
2019	20.574219	29.407567	42.93%	7,270
2018	21.390979	20.574219	-3.82%	7,380
2017	16.071906	21.390979	33.10%	10,118
2016	14.530716	16.071906	10.61%	9,323
2015	14.413230	14.530716	0.82%	21,300
2014	12.394768	14.413230	16.28%	6,783
2013	10.056408	12.394768	23.25%	5,828
2012	9.260549	10.056408	8.59%	1,888
2011*	10.000000	9.260549	-7.39%	1,261

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	12.970608	13.171890	1.55%	392
2019	11.479420	12.970608	12.99%	289
2018	13.735936	11.479420	-16.43%	271
2017	14.254293	13.735936	-3.64%	2,033
2016	11.900793	14.254293	19.78%	4,008
2015	11.906983	11.900793	-0.05%	2,226
2014	12.026409	11.906983	-0.99%	2,595
2013	10.900166	12.026409	10.33%	4,666
2012	9.502530	10.900166	14.71%	3,736
2011*	10.000000	9.502530	-4.97%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	16.822927	19.988858	18.82%	933
2019	14.454076	16.822927	16.39%	532
2018	15.524806	14.454076	-6.90%	501
2017	14.402215	15.524806	7.79%	616
2016	14.673485	14.402215	-1.85%	2,436
2015	15.795504	14.673485	-7.10%	3,340
2014	11.763190	15.795504	34.28%	4,314
2013	14.771422	11.763190	-20.37%	7,327
2012	14.859996	14.771422	-0.60%	4,997
2011	10.517150	14.859996	41.29%	3,894
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	107.030874	196.312030	83.42%	1,155
2019	60.509748	107.030874	76.88%	1,427
2018	68.019651	60.509748	-11.04%	1,498
2017	41.042023	68.019651	65.73%	2,457
2016	38.377334	41.042023	6.94%	1,340
2015	34.313686	38.377334	11.84%	619
2014	25.658100	34.313686	33.73%	1,100
2013	14.556071	25.658100	76.27%	9,701
2012	11.054441	14.556071	31.68%	2,052
2011	11.363866	11.054441	-2.72%	806
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.150997	0.042430	-71.90%	10,205
2019	0.309869	0.150997	-51.27%	18,480
2018	0.356036	0.309869	-12.97%	21,850
2017	0.656768	0.356036	-45.79%	18,204
2016	0.836050	0.656768	-21.44%	10,205
2015	1.151612	0.836050	-27.40%	10,205
2014	1.820737	1.151612	-36.75%	5,766
2013	3.600572	1.820737	-49.43%	17,379
2012	5.646244	3.600572	-36.23%	17,663
2011	7.369239	5.646244	-23.38%	237

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2020	20.507042	19.704622	-3.91%	5,253
2019	16.952038	20.507042	20.97%	5,685
2018	16.737620	16.952038	1.28%	12,643
2017	15.365568	16.737620	8.93%	5,723
2016	13.562207	15.365568	13.30%	5,226
2015	14.718076	13.562207	-7.85%	2,664
2014	11.875769	14.718076	23.93%	3,740
2013	10.645473	11.875769	11.56%	1,910
2012	10.798185	10.645473	-1.41%	576
2011*	10.000000	10.798185	7.98%	10,114
Rydex Variable Trust - Banking Fund - Q/NQ
2020	10.762946	9.699204	-9.88%	26,509
2019	8.514775	10.762946	26.40%	27,120
2018	10.703803	8.514775	-20.45%	25,925
2017	9.665221	10.703803	10.75%	27,985
2016	7.714489	9.665221	25.29%	31,146
2015	8.236296	7.714489	-6.34%	50,171
2014	8.089399	8.236296	1.82%	6,022
2013	6.360487	8.089399	27.18%	5,467
2012	5.201242	6.360487	22.29%	4,802
2011	6.793194	5.201242	-23.43%	1,946
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	25.839984	30.464344	17.90%	6,305
2019	21.614172	25.839984	19.55%	5,019
2018	26.596635	21.614172	-18.73%	6,536
2017	22.245740	26.596635	19.56%	9,299
2016	17.266382	22.245740	28.84%	6,310
2015	21.206674	17.266382	-18.58%	1,798
2014	21.938995	21.206674	-3.34%	4,578
2013	22.009457	21.938995	-0.32%	1,159
2012	20.191529	22.009457	9.00%	2,191
2011	24.549799	20.191529	-17.75%	1,891
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	34.258172	40.915369	19.43%	20,665
2019	27.911717	34.258172	22.74%	19,670
2018	31.311066	27.911717	-10.86%	20,148
2017	24.569390	31.311066	27.44%	24,617
2016	31.062673	24.569390	-20.90%	25,678
2015	29.087182	31.062673	6.79%	37,474
2014	22.265304	29.087182	30.64%	20,319
2013	14.666155	22.265304	51.81%	18,309
2012	10.955491	14.666155	33.87%	10,517
2011	10.061969	10.955491	8.88%	6,174

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	2.058913	1.566384	-23.92%	23,186
2019	1.814565	2.058913	13.47%	19,857
2018	2.171764	1.814565	-16.45%	23,262
2017	2.112284	2.171764	2.82%	25,106
2016	1.943293	2.112284	8.70%	26,775
2015	2.981812	1.943293	-34.83%	47,008
2014	4.589825	2.981812	-35.03%	47,911
2013	4.816782	4.589825	-4.71%	40,682
2012	4.962667	4.816782	-2.94%	15,608
2011	5.399392	4.962667	-8.09%	7,350
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	34.769350	36.823370	5.91%	18,876
2019	28.869997	34.769350	20.43%	15,611
2018	33.373029	28.869997	-13.49%	15,559
2017	30.393106	33.373029	9.80%	23,183
2016	29.283982	30.393106	3.79%	25,322
2015	28.002554	29.283982	4.58%	24,506
2014	25.254565	28.002554	10.88%	17,100
2013	20.001322	25.254565	26.26%	32,479
2012	18.631366	20.001322	7.35%	3,010
2011	16.634600	18.631366	12.00%	1,333
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	45.982254	46.052830	0.15%	3,828
2019	31.671844	45.982254	45.18%	9,418
2018	37.511061	31.671844	-15.57%	9,469
2017	24.034899	37.511061	56.07%	10,130
2016	18.674843	24.034899	28.70%	6,503
2015	19.804167	18.674843	-5.70%	33,043
2014	17.222138	19.804167	14.99%	55,854
2013	10.751796	17.222138	60.18%	53,714
2012	9.323001	10.751796	15.33%	10,319
2011	8.680552	9.323001	7.40%	53,954
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	23.281028	35.747667	53.55%	4,716
2019	14.846173	23.281028	56.82%	6,212
2018	17.276525	14.846173	-14.07%	4,769
2017	13.389001	17.276525	29.04%	5,675
2016	10.937230	13.389001	22.42%	5,372
2015	10.880549	10.937230	0.52%	2,360
2014	8.931661	10.880549	21.82%	1,508
2013	6.717520	8.931661	32.96%	1,472
2012	6.752568	6.717520	-0.52%	1,181
2011	8.212811	6.752568	-17.78%	1,235

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2020	13.327406	8.636476	-35.20%	33,377
2019	12.673842	13.327406	5.16%	27,091
2018	17.278060	12.673842	-26.65%	28,418
2017	18.722251	17.278060	-7.71%	40,950
2016	14.475577	18.722251	29.34%	48,389
2015	21.073139	14.475577	-31.31%	31,322
2014	26.304229	21.073139	-19.89%	8,696
2013	21.639854	26.304229	21.55%	6,592
2012	21.465652	21.639854	0.81%	1,855
2011	23.157245	21.465652	-7.30%	2,051
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	7.074403	4.364327	-38.31%	24,214
2019	7.190360	7.074403	-1.61%	14,806
2018	13.439747	7.190360	-46.50%	14,923
2017	16.779113	13.439747	-19.90%	11,880
2016	13.838722	16.779113	21.25%	12,051
2015	20.581136	13.838722	-32.76%	11,145
2014	29.586159	20.581136	-30.44%	3,195
2013	24.257068	29.586159	21.97%	2,538
2012	24.540844	24.257068	-1.16%	3,057
2011	27.480334	24.540844	-10.70%	3,366
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	11.088395	10.942318	-1.32%	4,639
2019	8.769803	11.088395	26.44%	5,043
2018	10.995122	8.769803	-20.24%	2,976
2017	8.683930	10.995122	26.61%	3,197
2016	9.341382	8.683930	-7.04%	61
2015	10.223192	9.341382	-8.63%	60
2014	11.866500	10.223192	-13.85%	549
2013	9.728764	11.866500	21.97%	1,489
2012	8.122893	9.728764	19.77%	227
2011	9.722259	8.122893	-16.45%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	15.272340	15.019462	-1.66%	30,786
2019	12.112174	15.272340	26.09%	33,248
2018	14.026202	12.112174	-13.65%	35,403
2017	12.326619	14.026202	13.79%	47,588
2016	10.809411	12.326619	14.04%	49,896
2015	11.435465	10.809411	-5.47%	51,544
2014	10.317602	11.435465	10.83%	27,197
2013	8.216037	10.317602	25.58%	16,185
2012	6.802596	8.216037	20.78%	3,410
2011	8.121610	6.802596	-16.24%	1,030

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	21.277840	25.546719	20.06%	5,903
2019	18.509799	21.277840	14.95%	5,914
2018	19.860290	18.509799	-6.80%	12,359
2017	18.400155	19.860290	7.94%	29,761
2016	18.752590	18.400155	-1.88%	12,097
2015	20.070675	18.752590	-6.57%	10,555
2014	15.139329	20.070675	32.57%	11,564
2013	18.811249	15.139329	-19.52%	3,706
2012	18.550711	18.811249	1.40%	5,403
2011	13.317393	18.550711	39.30%	3,943
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	30.963334	36.177760	16.84%	34,087
2019	25.660095	30.963334	20.67%	38,511
2018	25.745188	25.660095	-0.33%	44,082
2017	21.283884	25.745188	20.96%	50,083
2016	23.939395	21.283884	-11.09%	41,937
2015	23.262542	23.939395	2.91%	62,345
2014	18.960764	23.262542	22.69%	22,122
2013	13.580532	18.960764	39.62%	14,849
2012	11.773902	13.580532	15.34%	7,832
2011	11.423376	11.773902	3.07%	10,429
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	12.324763	12.076975	-2.01%	5,685
2019	10.997125	12.324763	12.07%	9,961
2018	11.268767	10.997125	-2.41%	15,788
2017	10.710309	11.268767	5.21%	16,219
2016	9.746131	10.710309	9.89%	11,408
2015	9.970325	9.746131	-2.25%	1,859
Rydex Variable Trust - Internet Fund - Q/NQ
2020	44.857264	70.752826	57.73%	10,993
2019	36.315751	44.857264	23.52%	10,740
2018	38.110834	36.315751	-4.71%	11,011
2017	28.895820	38.110834	31.89%	12,171
2016	28.101840	28.895820	2.83%	9,699
2015	26.342319	28.101840	6.68%	12,633
2014	26.243614	26.342319	0.38%	8,374
2013	17.626534	26.243614	48.89%	6,999
2012	15.004814	17.626534	17.47%	1,166
2011	17.303796	15.004814	-13.29%	1,171

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.197812	0.105617	-46.61%	30,278
2019	0.314427	0.197812	-37.09%	34,449
2018	0.314883	0.314427	-0.14%	33,816
2017	0.523905	0.314883	-39.90%	70,868
2016	0.756387	0.523905	-30.74%	49,241
2015	0.835409	0.756387	-9.46%	62,248
2014	1.084664	0.835409	-22.98%	28,532
2013	1.963488	1.084664	-44.76%	47,557
2012	2.572088	1.963488	-23.66%	35,320
2011	3.582416	2.572088	-28.20%	4,396
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.157122	1.675791	-22.31%	27,517
2019	2.526970	2.157122	-14.64%	26,705
2018	2.473248	2.526970	2.17%	18,010
2017	2.757108	2.473248	-10.30%	52,159
2016	2.885257	2.757108	-4.44%	19,186
2015	2.966791	2.885257	-2.75%	18,980
2014	4.013317	2.966791	-26.08%	31,255
2013	3.536752	4.013317	13.47%	113,292
2012	3.829815	3.536752	-7.65%	20,602
2011	5.592222	3.829815	-31.52%	19,055
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.148612	0.849318	-26.06%	2,865
2019	1.464045	1.148612	-21.55%	2,892
2018	1.340985	1.464045	9.18%	2,994
2017	1.575462	1.340985	-14.88%	3,242
2016	1.978786	1.575462	-20.38%	38,027
2015	2.032801	1.978786	-2.66%	48,165
2014	2.334681	2.032801	-12.93%	57,514
2013	3.274174	2.334681	-28.69%	43,673
2012	4.073842	3.274174	-19.63%	1,472
2011	4.465344	4.073842	-8.77%	2,435
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.418922	0.255707	-38.96%	4,841
2019	0.591097	0.418922	-29.13%	5,085
2018	0.617540	0.591097	-4.28%	406,789
2017	0.832516	0.617540	-25.82%	5,162
2016	0.934157	0.832516	-10.88%	15,856
2015	1.089036	0.934157	-14.22%	16,156
2014	1.359452	1.089036	-19.89%	18,638
2013	1.946308	1.359452	-30.15%	18,466
2012	2.430154	1.946308	-19.91%	6,415
2011	2.744908	2.430154	-11.47%	11,408

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	1.060689	0.722529	-31.88%	34,197
2019	1.357214	1.060689	-21.85%	28,106
2018	1.240595	1.357214	9.40%	38,969
2017	1.456536	1.240595	-14.83%	25,552
2016	1.855789	1.456536	-21.51%	70,532
2015	1.883101	1.855789	-1.45%	363,750
2014	2.098426	1.883101	-10.26%	103,212
2013	3.082333	2.098426	-31.92%	83,453
2012	3.825501	3.082333	-19.43%	21,038
2011	4.205804	3.825501	-9.04%	11,497
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.170178	0.863743	-26.19%	16,404
2019	1.541885	1.170178	-24.11%	19,100
2018	1.506535	1.541885	2.35%	19,270
2017	1.851406	1.506535	-18.63%	16,769
2016	2.137074	1.851406	-13.37%	45,351
2015	2.271438	2.137074	-5.92%	53,568
2014	2.697049	2.271438	-15.78%	62,543
2013	3.728105	2.697049	-27.66%	44,945
2012	4.561544	3.728105	-18.27%	52,070
2011	5.093872	4.561544	-10.45%	46,786
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	19.657942	27.184477	38.29%	1,613
2019	14.362074	19.657942	36.87%	831
2018	18.934740	14.362074	-24.15%	235
2017	12.795607	18.934740	47.98%	629
2016	11.938357	12.795607	7.18%	3,589
2015	10.827439	11.938357	10.26%	5,398
2014	13.001462	10.827439	-16.72%	1,088
2013	8.465471	13.001462	53.58%	1,196
2012	7.159668	8.465471	18.24%	3,346
2011	10.234900	7.159668	-30.05%	3,346
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	36.648816	43.662226	19.14%	6,602
2019	28.794510	36.648816	27.28%	6,810
2018	33.790696	28.794510	-14.79%	8,137
2017	28.574503	33.790696	18.25%	9,165
2016	26.489612	28.574503	7.87%	8,064
2015	26.825194	26.489612	-1.25%	15,542
2014	25.349709	26.825194	5.82%	7,452
2013	18.080506	25.349709	40.20%	1,661
2012	15.138227	18.080506	19.44%	1,796
2011	15.008143	15.138227	0.87%	268

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	51.460273	56.078157	8.97%	1,394
2019	38.403380	51.460273	34.00%	1,242
2018	48.400135	38.403380	-20.65%	1,400
2017	40.148393	48.400135	20.55%	1,981
2016	31.454638	40.148393	27.64%	236
2015	33.810273	31.454638	-6.97%	851
2014	30.680921	33.810273	10.20%	958
2013	20.743383	30.680921	47.91%	903
2012	16.947527	20.743383	22.40%	2,635
2011	18.628196	16.947527	-9.02%	1,495
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	97.633101	179.619272	83.97%	3,188
2019	54.940603	97.633101	77.71%	8,443
2018	61.539163	54.940603	-10.72%	5,793
2017	36.878207	61.539163	66.87%	8,205
2016	34.177173	36.878207	7.90%	15,347
2015	30.285459	34.177173	12.85%	40,156
2014	22.523891	30.285459	34.46%	24,712
2013	12.694806	22.523891	77.43%	23,772
2012	9.614248	12.694806	32.04%	3,516
2011	9.831760	9.614248	-2.21%	49,878
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	49.762211	71.018315	42.72%	63,044
2019	36.931798	49.762211	34.74%	60,711
2018	38.207653	36.931798	-3.34%	69,483
2017	29.596544	38.207653	29.09%	68,655
2016	28.364681	29.596544	4.34%	70,537
2015	26.617667	28.364681	6.56%	47,325
2014	23.020448	26.617667	15.63%	29,648
2013	17.369433	23.020448	32.53%	26,929
2012	15.109516	17.369433	14.96%	4,928
2011	15.021099	15.109516	0.59%	4,865
Rydex Variable Trust - Nova Fund - Q/NQ
2020	33.962329	40.133324	18.17%	7,375
2019	23.784025	33.962329	42.79%	6,659
2018	26.941503	23.784025	-11.72%	7,717
2017	20.765002	26.941503	29.74%	10,608
2016	18.225540	20.765002	13.93%	13,103
2015	18.646442	18.225540	-2.26%	7,348
2014	15.971365	18.646442	16.75%	1,586
2013	10.888367	15.971365	46.68%	8,397
2012	9.047488	10.888367	20.35%	3,663
2011	9.298188	9.047488	-2.70%	8,720

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	14.136123	18.690818	32.22%	23,473
2019	9.434148	14.136123	49.84%	54,899
2018	11.491998	9.434148	-17.91%	26,893
2017	10.900309	11.491998	5.43%	34,305
2016	6.688922	10.900309	62.96%	32,207
2015	9.758037	6.688922	-31.45%	35,636
2014	11.992117	9.758037	-18.63%	27,773
2013	22.600679	11.992117	-46.94%	16,973
2012	23.938353	22.600679	-5.59%	11,690
2011	32.059384	23.938353	-25.33%	30,572
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	27.390821	25.397311	-7.28%	13,867
2019	22.358912	27.390821	22.51%	18,468
2018	24.509575	22.358912	-8.77%	19,928
2017	23.341126	24.509575	5.01%	17,957
2016	21.522629	23.341126	8.45%	17,588
2015	22.427691	21.522629	-4.04%	16,953
2014	18.825687	22.427691	19.13%	15,698
2013	18.396476	18.825687	2.33%	4,663
2012	15.790145	18.396476	16.51%	1,532
2011	15.683065	15.790145	0.68%	3,238
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	31.094331	43.981588	41.45%	7,631
2019	25.373467	31.094331	22.55%	7,528
2018	26.635714	25.373467	-4.74%	7,858
2017	23.979395	26.635714	11.08%	7,542
2016	24.282943	23.979395	-1.25%	7,532
2015	24.997048	24.282943	-2.86%	7,567
2014	23.367907	24.997048	6.97%	4,187
2013	17.478652	23.367907	33.69%	1,237
2012	15.204444	17.478652	14.96%	2,634
2011	14.666232	15.204444	3.67%	958
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	36.601159	43.255588	18.18%	2,978
2019	27.464310	36.601159	33.27%	1,541
2018	34.687009	27.464310	-20.82%	3,481
2017	29.356093	34.687009	18.16%	5,059
2016	22.863170	29.356093	28.40%	2,263
2015	25.541444	22.863170	-10.49%	2,110
2014	24.876920	25.541444	2.67%	2,110
2013	15.935875	24.876920	56.11%	2,664
2012	13.257154	15.935875	20.21%	3,244
2011	15.334036	13.257154	-13.54%	5,456

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	39.693702	46.151424	16.27%	6,205
2019	24.808887	39.693702	60.00%	8,290
2018	29.791186	24.808887	-16.72%	8,638
2017	21.087591	29.791186	41.27%	7,445
2016	17.789037	21.087591	18.54%	4,694
2015	18.373998	17.789037	-3.18%	9,644
2014	14.971986	18.373998	22.72%	6,028
2013	9.013885	14.971986	66.10%	34,069
2012	7.076456	9.013885	27.38%	25,471
2011	7.483132	7.076456	-5.43%	7,560
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	27.924288	35.003681	25.35%	46,775
2019	22.404348	27.924288	24.64%	87,353
2018	24.117767	22.404348	-7.10%	114,083
2017	19.692337	24.117767	22.47%	118,623
2016	19.499041	19.692337	0.99%	123,274
2015	19.594337	19.499041	-0.49%	87,105
2014	17.703979	19.594337	10.68%	75,309
2013	12.724849	17.703979	39.13%	33,407
2012	11.407329	12.724849	11.55%	6,282
2011	11.714052	11.407329	-2.62%	4,855
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	23.985426	21.119423	-11.95%	46,644
2019	19.763836	23.985426	21.36%	80,800
2018	23.161071	19.763836	-14.67%	123,708
2017	20.303852	23.161071	14.07%	125,201
2016	17.566471	20.303852	15.58%	82,610
2015	19.689918	17.566471	-10.78%	66,685
2014	18.027123	19.689918	9.22%	64,602
2013	12.605229	18.027123	43.01%	35,922
2012	10.475567	12.605229	20.33%	7,387
2011	10.988358	10.475567	-4.67%	1,405
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	25.990035	33.382601	28.44%	30,270
2019	22.874044	25.990035	13.62%	33,949
2018	27.281684	22.874044	-16.16%	49,387
2017	23.332285	27.281684	16.93%	49,745
2016	23.075736	23.332285	1.11%	32,633
2015	23.133784	23.075736	-0.25%	36,514
2014	23.868644	23.133784	-3.08%	44,372
2013	18.085908	23.868644	31.97%	29,082
2012	15.830030	18.085908	14.25%	11,107
2011	16.185226	15.830030	-2.19%	2,352

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	22.973741	24.295058	5.75%	27,046
2019	19.055777	22.973741	20.56%	34,610
2018	23.891887	19.055777	-20.24%	35,710
2017	21.447107	23.891887	11.40%	37,926
2016	16.901379	21.447107	26.90%	43,740
2015	19.478631	16.901379	-13.23%	28,952
2014	18.538843	19.478631	5.07%	22,096
2013	13.865970	18.538843	33.70%	32,895
2012	12.039540	13.865970	15.17%	7,259
2011	13.170538	12.039540	-8.59%	4,460
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	26.007479	29.639006	13.96%	36,586
2019	23.466311	26.007479	10.83%	37,238
2018	26.203947	23.466311	-10.45%	42,776
2017	22.927871	26.203947	14.29%	41,726
2016	19.620522	22.927871	16.86%	31,616
2015	20.004084	19.620522	-1.92%	40,866
2014	20.319155	20.004084	-1.55%	30,703
2013	14.605819	20.319155	39.12%	16,781
2012	13.413394	14.605819	8.89%	868
2011	13.161471	13.413394	1.91%	7,615
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	17.908266	16.578182	-7.43%	32,201
2019	15.073353	17.908266	18.81%	40,302
2018	19.279541	15.073353	-21.82%	53,741
2017	19.636723	19.279541	-1.82%	56,720
2016	15.139703	19.636723	29.70%	42,798
2015	17.787070	15.139703	-14.88%	25,059
2014	17.833051	17.787070	-0.26%	17,941
2013	12.682158	17.833051	40.62%	34,087
2012	10.701365	12.682158	18.51%	6,883
2011	12.003074	10.701365	-10.84%	9,351
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	6.977251	5.904988	-15.37%	2,951
2019	6.774604	6.977251	2.99%	3,492
2018	6.154328	6.774604	10.08%	4,310
2017	7.590674	6.154328	-18.92%	5,523
2016	7.205348	7.590674	5.35%	11,614
2015	6.456713	7.205348	11.59%	5,857
2014	5.334954	6.456713	21.03%	4,095
2013	5.584754	5.334954	-4.47%	7,729
2012	6.053112	5.584754	-7.74%	3,129
2011	6.421793	6.053112	-5.74%	3,543

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2020	35.683675	52.432527	46.94%	21,897
2019	25.936554	35.683675	37.58%	21,551
2018	26.746762	25.936554	-3.03%	24,720
2017	20.482893	26.746762	30.58%	31,959
2016	18.730517	20.482893	9.36%	27,327
2015	18.815946	18.730517	-0.45%	34,640
2014	17.334464	18.815946	8.55%	18,909
2013	13.004499	17.334464	33.30%	11,911
2012	11.796068	13.004499	10.24%	4,706
2011	13.195383	11.796068	-10.60%	5,306
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	10.058979	10.843339	7.80%	1,297
2019	9.024987	10.058979	11.46%	1,217
2018	9.680503	9.024987	-6.77%	4,374
2017	9.288821	9.680503	4.22%	1,118
2016	8.036091	9.288821	15.59%	2,638
2015	8.751450	8.036091	-8.17%	4,339
2014	8.662674	8.751450	1.02%	1,664
2013	7.490853	8.662674	15.64%	3,990
2012	7.256427	7.490853	3.23%	2,576
2011	8.610584	7.256427	-15.73%	2,325
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	31.501693	43.613278	38.45%	3,176
2019	26.175368	31.501693	20.35%	3,237
2018	33.258521	26.175368	-21.30%	3,913
2017	27.684620	33.258521	20.13%	5,160
2016	24.361166	27.684620	13.64%	4,837
2015	28.802073	24.361166	-15.42%	3,688
2014	23.823472	28.802073	20.90%	4,372
2013	16.063689	23.823472	48.31%	12,912
2012	13.877014	16.063689	15.76%	631
2011	15.858421	13.877014	-12.49%	1,084
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	21.840994	20.398909	-6.60%	13,016
2019	18.640464	21.840994	17.17%	14,727
2018	18.245330	18.640464	2.17%	7,922
2017	16.692804	18.245330	9.30%	5,667
2016	14.573775	16.692804	14.54%	6,228
2015	15.979647	14.573775	-8.80%	7,878
2014	13.207525	15.979647	20.99%	4,935
2013	11.806599	13.207525	11.87%	3,618
2012	11.860394	11.806599	-0.45%	5,391
2011	10.359327	11.860394	14.49%	10,848

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	5.330427	5.756452	7.99%	684
2019	5.690148	5.330427	-6.32%	422
2018	6.541138	5.690148	-13.01%	518
2017	5.568365	6.541138	17.47%	701
2016	6.195489	5.568365	-10.12%	933
2015	7.566365	6.195489	-18.12%	386
2014	9.842491	7.566365	-23.13%	2,438
2013	10.287065	9.842491	-4.32%	946
2012	10.368391	10.287065	-0.78%	3,499
2011	10.934074	10.368391	-5.17%	2,628
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	10.982501	11.610110	5.71%	18,276
2019	10.507506	10.982501	4.52%	33,769
2018	9.966706	10.507506	5.43%	34,305
2017	9.870096	9.966706	0.98%	26,019
2016	9.786049	9.870096	0.86%	27,484
2015	10.030924	9.786049	-2.44%	52,839
2014	10.050713	10.030924	-0.20%	40,215
2013*	10.000000	10.050713	0.51%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.726899	5.543033	17.27%	44,156
2019	4.291915	4.726899	10.13%	45,963
2018	6.078857	4.291915	-29.40%	54,152
2017	6.280940	6.078857	-3.22%	56,790
2016	4.439174	6.280940	41.49%	68,061
2015	6.775320	4.439174	-34.48%	78,010
2014	8.507323	6.775320	-20.36%	77,194
2013	7.817737	8.507323	8.82%	45,769
2012	7.681036	7.817737	1.78%	6,008
2011*	10.000000	7.681036	-23.19%	2,235
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	12.094046	16.506147	36.48%	11,171
2019	8.853807	12.094046	36.60%	2,772
2018	10.781403	8.853807	-17.88%	260
2017*	10.000000	10.781403	7.81%	260
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.776223	10.444765	-3.08%	0
2019*	10.000000	10.776223	7.76%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	15.223814	16.366239	7.50%	5,052
2019	13.088829	15.223814	16.31%	7,331
2018	14.213964	13.088829	-7.92%	8,448
2017	12.492727	14.213964	13.78%	10,577
2016	12.155185	12.492727	2.78%	7,002
2015	12.195043	12.155185	-0.33%	7,788
2014	11.570719	12.195043	5.40%	29,489
2013	10.113118	11.570719	14.41%	18,883
2012	9.065393	10.113118	11.56%	742
2011*	10.000000	9.065393	-9.35%	251
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.783689	8.834241	0.58%	0
2019	7.643243	8.783689	14.92%	0
2018*	10.000000	7.643243	-23.57%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.904739	6.560402	-26.33%	15,242
2019	7.515431	8.904739	18.49%	15,354
2018	9.425227	7.515431	-20.26%	30,689
2017	9.659141	9.425227	-2.42%	33,548
2016	6.971580	9.659141	38.55%	38,924
2015	11.413658	6.971580	-38.92%	42,776
2014	10.364701	11.413658	10.12%	48,191
2013*	10.000000	10.364701	3.65%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	15.401854	16.557292	7.50%	11,428
2019	11.193061	15.401854	37.60%	14,034
2018	13.005972	11.193061	-13.94%	14,265
2017	10.576866	13.005972	22.97%	14,577
2016	9.954764	10.576866	6.25%	14,554
2015	10.251642	9.954764	-2.90%	6,059
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.583226	11.408912	7.80%	71,214
2019	9.876092	10.583226	7.16%	60,549
2018	10.328712	9.876092	-4.38%	72,863
2017	10.124454	10.328712	2.02%	76,134
2016	9.856195	10.124454	2.72%	111,956
2015	10.269951	9.856195	-4.03%	85,272
2014	10.103557	10.269951	1.65%	84,412
2013	11.219190	10.103557	-9.94%	31,915
2012	10.617842	11.219190	5.66%	9,318
2011*	10.000000	10.617842	6.18%	5,231

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	13.659971	15.028682	10.02%	75,375
2019	11.199787	13.659971	21.97%	81,724
2018	12.222321	11.199787	-8.37%	114,148
2017	10.308596	12.222321	18.56%	40,898
2016	9.231053	10.308596	11.67%	126,558
2015*	10.000000	9.231053	-7.69%	142,337
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	13.266690	13.181963	-0.64%	35,322
2019	10.613184	13.266690	25.00%	41,735
2018	11.873234	10.613184	-10.61%	50,569
2017	11.095185	11.873234	7.01%	119,752
2016	9.358450	11.095185	18.56%	188,282
2015*	10.000000	9.358450	-6.42%	48,330
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.366297	11.644608	2.45%	22,905
2019	9.820809	11.366297	15.74%	49,966
2018	10.761485	9.820809	-8.74%	33,913
2017	9.707998	10.761485	10.85%	16,017
2016	9.505647	9.707998	2.13%	14,551
2015	9.836557	9.505647	-3.36%	11,908
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	15.876295	20.213671	27.32%	7,532
2019	12.293413	15.876295	29.14%	16,164
2018	14.008287	12.293413	-12.24%	31,681
2017	11.331716	14.008287	23.62%	23,560
2016	11.306530	11.331716	0.22%	24,954
2015	11.492612	11.306530	-1.62%	30,316
2014	11.463646	11.492612	0.25%	25,378
2013*	10.000000	11.463646	14.64%	14,960
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.503657	11.218591	6.81%	19,373
2019	9.779864	10.503657	7.40%	14,646
2018	10.011995	9.779864	-2.32%	11,519
2017	9.858259	10.011995	1.56%	11,519
2016*	10.000000	9.858259	-1.42%	1,314
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	12.316572	13.858813	12.52%	195
2019	10.325469	12.316572	19.28%	778
2018	11.067754	10.325469	-6.71%	0
2017	9.803827	11.067754	12.89%	0
2016	9.384679	9.803827	4.47%	0
2015	9.933177	9.384679	-5.52%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.557281	14.835773	1.91%	17,822
2019	11.606663	14.557281	25.42%	23,144
2018	12.741416	11.606663	-8.91%	25,777
2017	11.115055	12.741416	14.63%	25,020
2016*	10.000000	11.115055	11.15%	23,567
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	14.406484	17.111714	18.78%	54,067
2019	12.433157	14.406484	15.87%	58,654
2018	13.672702	12.433157	-9.07%	78,154
2017	12.219327	13.672702	11.89%	89,247
2016	11.962293	12.219327	2.15%	107,197
2015	12.279742	11.962293	-2.59%	135,701
2014	12.242861	12.279742	0.30%	118,420
2013	10.874271	12.242861	12.59%	126,874
2012	10.049851	10.874271	8.20%	67,648
2011	10.598734	10.049851	-5.18%	80,780
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.088827	13.889871	6.12%	7,241
2019	11.098105	13.088827	17.94%	14,660
2018	13.378083	11.098105	-17.04%	8,796
2017	11.817555	13.378083	13.21%	13,362
2016	10.424458	11.817555	13.36%	21,923
2015	10.867426	10.424458	-4.08%	12,631
2014*	10.000000	10.867426	8.67%	3,345
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.032478	11.540619	4.61%	60,987
2019	9.622050	11.032478	14.66%	115,321
2018	10.186724	9.622050	-5.54%	19,982
2017*	10.000000	10.186724	1.87%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	5.226242	5.066517	-3.06%	7,713
2019	4.978172	5.226242	4.98%	8,426
2018	5.727240	4.978172	-13.08%	17,197
2017	5.733158	5.727240	-0.10%	7,685
2016	5.200944	5.733158	10.23%	2,414
2015	7.056601	5.200944	-26.30%	4,358
2014	8.641464	7.056601	-18.34%	4,140
2013	9.787272	8.641464	-11.71%	17,629
2012	10.159662	9.787272	-3.67%	6,268
2011	11.819913	10.159662	-14.05%	11,773

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.808409	10.848102	0.37%	14,232
2019	10.258006	10.808409	5.37%	27,335
2018	10.434681	10.258006	-1.69%	37,574
2017	10.250994	10.434681	1.79%	36,313
2016	9.561835	10.250994	7.21%	61,611
2015*	10.000000	9.561835	-4.38%	17,076
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.460310	13.471246	28.78%	6,266
2019	8.228260	10.460310	27.13%	3,140
2018*	10.000000	8.228260	-17.72%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	14.194719	15.997904	12.70%	0
2019	12.223725	14.194719	16.12%	0
2018	13.162630	12.223725	-7.13%	0
2017	11.759883	13.162630	11.93%	150
2016	11.620604	11.759883	1.20%	150
2015	11.816683	11.620604	-1.66%	4,308
2014	11.378624	11.816683	3.85%	4,532
2013	10.025737	11.378624	13.49%	6,921
2012	9.078364	10.025737	10.44%	0
2011*	10.000000	9.078364	-9.22%	3,308
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.344611	16.036698	20.17%	43,103
2019	10.926602	13.344611	22.13%	38,646
2018	11.621390	10.926602	-5.98%	39,366
2017	10.170655	11.621390	14.26%	1,696
2016	9.661311	10.170655	5.27%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	13.382132	14.016102	4.74%	53,322
2019	10.699414	13.382132	25.07%	84,936
2018	11.889444	10.699414	-10.01%	57,400
2017	10.725423	11.889444	10.85%	59,028
2016	9.259534	10.725423	15.83%	106,037
2015*	10.000000	9.259534	-7.40%	147,899
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.704609	15.568133	5.87%	12,978
2019	11.523465	14.704609	27.61%	9,727
2018	12.897537	11.523465	-10.65%	6,900
2017	11.239547	12.897537	14.75%	2,618
2016*	10.000000	11.239547	12.40%	2,618

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.375412	24.543537	41.25%	106,221
2019	13.179845	17.375412	31.83%	96,110
2018	13.453534	13.179845	-2.03%	125,832
2017	10.140890	13.453534	32.67%	299,056
2016	10.248960	10.140890	-1.05%	239,440
2015*	10.000000	10.248960	2.49%	327,100
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	11.512113	11.602428	0.78%	14,801
2019	10.193743	11.512113	12.93%	17,617
2018	10.750319	10.193743	-5.18%	20,398
2017	10.218196	10.750319	5.21%	31,417
2016	9.095167	10.218196	12.35%	35,531
2015*	10.000000	9.095167	-9.05%	41,297
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.705890	11.499954	7.42%	15,016
2019	9.944730	10.705890	7.65%	8,445
2018	10.187513	9.944730	-2.38%	4,626
2017	9.955302	10.187513	2.33%	10,045
2016*	10.000000	9.955302	-0.45%	2,379
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.271124	11.254761	-8.28%	405
2019	10.142911	12.271124	20.98%	2,178
2018	11.020152	10.142911	-7.96%	1,087
2017	10.791809	11.020152	2.12%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	11.164693	11.772643	5.45%	11,801
2019	10.253628	11.164693	8.89%	68,172
2018	10.723987	10.253628	-4.39%	67,616
2017	10.133276	10.723987	5.83%	88,438
2016	9.533254	10.133276	6.29%	20,459
2015	9.879540	9.533254	-3.51%	13,344
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	16.733765	18.399685	9.96%	309
2019	14.188180	16.733765	17.94%	4,648
2018	15.960174	14.188180	-11.10%	5,250
2017	14.483956	15.960174	10.19%	4,840
2016	13.004715	14.483956	11.37%	7,328
2015	14.091758	13.004715	-7.71%	7,828
2014	13.924318	14.091758	1.20%	9,119
2013	11.432960	13.924318	21.79%	9,273
2012	10.074574	11.432960	13.48%	3,884
2011	10.398398	10.074574	-3.11%	3,711

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	12.910409	12.791963	-0.92%	55,110
2019	11.304885	12.910409	14.20%	80,866
2018	12.006511	11.304885	-5.84%	95,849
2017	11.125042	12.006511	7.92%	109,134
2016	9.914996	11.125042	12.20%	111,236
2015	10.841004	9.914996	-8.54%	114,130
2014	10.531179	10.841004	2.94%	70,601
2013*	10.000000	10.531179	5.31%	17,445
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	14.182290	13.332489	-5.99%	10,492
2019	11.588866	14.182290	22.38%	13,178
2018	13.266639	11.588866	-12.65%	23,069
2017	12.414355	13.266639	6.87%	26,031
2016	11.246322	12.414355	10.39%	23,864
2015	11.862201	11.246322	-5.19%	46,791
2014	11.404080	11.862201	4.02%	15,256
2013*	10.000000	11.404080	14.04%	10,681
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.603577	8.950829	-6.80%	7,367
2019	9.567153	9.603577	0.38%	5,778
2018	9.538738	9.567153	0.30%	22,443
2017	9.510270	9.538738	0.30%	11,775
2016	9.388601	9.510270	1.30%	21,067
2015*	10.000000	9.388601	-6.11%	16,425
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.524938	11.807035	2.45%	2,418
2019	10.463360	11.524938	10.15%	5,012
2018	11.116455	10.463360	-5.88%	5,626
2017	9.987208	11.116455	11.31%	5,809
2016	9.727234	9.987208	2.67%	5,641
2015	10.495988	9.727234	-7.32%	5,629
2014	10.261787	10.495988	2.28%	5,012
2013*	10.000000	10.261787	2.62%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.650946	9.532852	-1.22%	1,342
2019	9.629385	9.650946	0.22%	11,555
2018	9.654789	9.629385	-0.26%	7,665
2017	9.689653	9.654789	-0.36%	4,397
2016	9.753061	9.689653	-0.65%	1,783
2015	9.967982	9.753061	-2.16%	1,965
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.051313	10.555082	5.01%	0
2019	9.386658	10.051313	7.08%	0
2018*	10.000000	9.386658	-6.13%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	6.311544	6.371880	0.96%	2,220
2019	5.931252	6.311544	6.41%	7,284
2018	6.626448	5.931252	-10.49%	17,851
2017	6.194397	6.626448	6.97%	17,861
2016	7.385313	6.194397	-16.13%	23,931
2015	7.623403	7.385313	-3.12%	164,309
2014	6.912085	7.623403	10.29%	50,396
2013	6.847192	6.912085	0.95%	47,428
2012	7.836910	6.847192	-12.63%	102,992
2011	8.716036	7.836910	-10.09%	125,913
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	13.872080	14.322868	3.25%	2,568
2019	13.357856	13.872080	3.85%	8,803
2018	15.593450	13.357856	-14.34%	17,455
2017	13.797002	15.593450	13.02%	18,560
2016	13.929475	13.797002	-0.95%	29,120
2015	13.979812	13.929475	-0.36%	95,409
2014	13.820855	13.979812	1.15%	25,479
2013	11.957937	13.820855	15.58%	14,432
2012	11.637177	11.957937	2.76%	11,606
2011	12.656611	11.637177	-8.05%	8,886
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.742260	9.237935	5.67%	6,737
2019	8.460282	8.742260	3.33%	11,182
2018	9.058282	8.460282	-6.60%	23,069
2017	8.878898	9.058282	2.02%	26,625
2016	9.066721	8.878898	-2.07%	49,557
2015	9.046884	9.066721	0.22%	81,428
2014	8.784655	9.046884	2.99%	54,004
2013	8.782304	8.784655	0.03%	54,424
2012	8.731188	8.782304	0.59%	32,074
2011	8.582639	8.731188	1.73%	23,126
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	11.383041	11.201716	-1.59%	173,462
2019	10.750669	11.383041	5.88%	63,687
2018	11.015035	10.750669	-2.40%	87,876
2017	10.819036	11.015035	1.81%	120,533
2016	10.127279	10.819036	6.83%	166,995
2015	10.217514	10.127279	-0.88%	130,050
2014	10.142168	10.217514	0.74%	149,420
2013*	10.000000	10.142168	1.42%	88,485

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	12.044817	13.036123	8.23%	50,816
2019	10.654925	12.044817	13.04%	15,170
2018	11.608227	10.654925	-8.21%	20,777
2017	10.740454	11.608227	8.08%	20,828
2016	9.787508	10.740454	9.74%	33,789
2015	10.404518	9.787508	-5.93%	21,834
2014	10.002534	10.404518	4.02%	12,301
2013*	10.000000	10.002534	0.03%	1,216
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	16.975518	21.270341	25.30%	6,806
2019	13.123602	16.975518	29.35%	18,291
2018	15.400984	13.123602	-14.79%	20,472
2017	11.480801	15.400984	34.15%	31,979
2016	11.685337	11.480801	-1.75%	16,455
2015	11.454691	11.685337	2.01%	46,504
2014	11.406439	11.454691	0.42%	29,665
2013*	10.000000	11.406439	14.06%	6,698
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	14.367958	16.100144	12.06%	108,483
2019	11.990302	14.367958	19.83%	129,989
2018	12.887333	11.990302	-6.96%	141,737
2017	11.072911	12.887333	16.39%	148,658
2016	11.549084	11.072911	-4.12%	168,597
2015	12.805756	11.549084	-9.81%	181,174
2014	13.737314	12.805756	-6.78%	203,845
2013	11.156713	13.737314	23.13%	189,019
2012	9.514099	11.156713	17.27%	52,408
2011	10.419324	9.514099	-8.69%	73,998
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.098133	9.809835	-2.85%	24,007
2019	8.686430	10.098133	16.25%	26,378
2018	10.840110	8.686430	-19.87%	38,164
2017	8.617781	10.840110	25.79%	42,917
2016	7.250773	8.617781	18.85%	53,048
2015	9.217400	7.250773	-21.34%	47,122
2014	9.822798	9.217400	-6.16%	57,168
2013*	10.000000	9.822798	-1.77%	3,898
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.473416	12.093656	5.41%	3,135
2019	10.226789	11.473416	12.19%	11,601
2018	10.845597	10.226789	-5.71%	3,515
2017	10.164860	10.845597	6.70%	9,535
2016	8.954490	10.164860	13.52%	14,314
2015	9.689065	8.954490	-7.58%	15,133
2014	9.997521	9.689065	-3.09%	21,931
2013*	10.000000	9.997521	-0.02%	77,963

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.766091	11.380631	5.71%	3,574
2019	10.092383	10.766091	6.68%	4,056
2018	10.363784	10.092383	-2.62%	795
2017	10.140040	10.363784	2.21%	0
2016	9.883149	10.140040	2.60%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.789502	18.395511	33.40%	27,030
2019	11.483618	13.789502	20.08%	21,020
2018	11.981639	11.483618	-4.16%	468
2017	10.909898	11.981639	9.82%	0
2016*	10.000000	10.909898	9.10%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	12.769721	13.317562	4.29%	1,038
2019	11.353616	12.769721	12.47%	1,700
2018	12.121392	11.353616	-6.33%	6,501
2017	11.138837	12.121392	8.82%	12,906
2016	10.680606	11.138837	4.29%	16,227
2015	11.131546	10.680606	-4.05%	16,091
2014	10.851635	11.131546	2.58%	28,311
2013	10.160147	10.851635	6.81%	11,926
2012	9.450262	10.160147	7.51%	1,309
2011*	10.000000	9.450262	-5.50%	498
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	12.726185	13.215468	3.84%	26,135
2019	11.327976	12.726185	12.34%	37,768
2018	12.385740	11.327976	-8.54%	35,451
2017	11.485617	12.385740	7.84%	40,410
2016	10.555055	11.485617	8.82%	52,160
2015	10.854269	10.555055	-2.76%	71,837
2014	10.720895	10.854269	1.24%	45,077
2013	11.940831	10.720895	-10.22%	14,933
2012	10.295083	11.940831	15.99%	3,294
2011*	10.000000	10.295083	2.95%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.820304	12.434030	-3.01%	4,884
2019	10.189268	12.820304	25.82%	5,256
2018	11.242879	10.189268	-9.37%	5,451
2017	10.151708	11.242879	10.75%	19,752
2016	8.973256	10.151708	13.13%	21,225
2015	10.589616	8.973256	-15.26%	13,966
2014*	10.000000	10.589616	5.90%	8,567

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	13.352704	11.187658	-16.21%	32,044
2019	11.494454	13.352704	16.17%	31,006
2018	12.726011	11.494454	-9.68%	45,384
2017	11.788040	12.726011	7.96%	51,797
2016	11.616414	11.788040	1.48%	67,703
2015	11.975135	11.616414	-3.00%	108,615
2014	10.689218	11.975135	12.03%	128,720
2013	10.584254	10.689218	0.99%	73,515
2012	8.277914	10.584254	27.86%	267
2011*	10.000000	8.277914	-17.22%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	13.152520	14.345911	9.07%	3,129
2019	11.352255	13.152520	15.86%	3,227
2018	12.359616	11.352255	-8.15%	5,424
2017	10.830841	12.359616	14.12%	9,724
2016	10.433300	10.830841	3.81%	11,416
2015	11.343683	10.433300	-8.03%	15,239
2014	11.302536	11.343683	0.36%	14,771
2013	9.923087	11.302536	13.90%	10,614
2012	8.869933	9.923087	11.87%	780
2011*	10.000000	8.869933	-11.30%	545
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	16.162102	23.975893	48.35%	15,754
2019	12.364609	16.162102	30.71%	22,123
2018	15.080803	12.364609	-18.01%	20,857
2017	12.207864	15.080803	23.53%	22,240
2016	12.720243	12.207864	-4.03%	29,157
2015	13.012272	12.720243	-2.24%	26,043
2014	13.405117	13.012272	-2.93%	28,777
2013	11.251514	13.405117	19.14%	20,658
2012	9.898592	11.251514	13.67%	6,569
2011	11.130387	9.898592	-11.07%	3,593
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.924363	19.753644	10.21%	114,049
2019	15.081485	17.924363	18.85%	127,816
2018	16.131302	15.081485	-6.51%	154,947
2017	14.157001	16.131302	13.95%	174,915
2016	13.198710	14.157001	7.26%	144,900
2015	13.282614	13.198710	-0.63%	110,305
2014	12.856968	13.282614	3.31%	108,549
2013	10.598191	12.856968	21.31%	71,634
2012	9.308011	10.598191	13.86%	35,463
2011*	10.000000	9.308011	-6.92%	3,397

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.782115	11.040348	2.40%	16,319
2019	10.037154	10.782115	7.42%	17,531
2018	10.446228	10.037154	-3.92%	19,088
2017	9.983507	10.446228	4.63%	15,972
2016	9.337959	9.983507	6.91%	30,590
2015	9.772254	9.337959	-4.44%	25,998
2014	9.559876	9.772254	2.22%	16,381
2013*	10.000000	9.559876	-4.40%	7,814
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	17.568709	19.077645	8.59%	1,478
2019	13.807758	17.568709	27.24%	3,387
2018	14.033988	13.807758	-1.61%	2,871
2017	11.832955	14.033988	18.60%	3,435
2016	10.795329	11.832955	9.61%	14,017
2015	10.869201	10.795329	-0.68%	32,150
2014*	10.000000	10.869201	8.69%	29,974
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.145807	12.562917	12.71%	0
2019	9.854292	11.145807	13.11%	0
2018	10.942366	9.854292	-9.94%	263
2017	9.389012	10.942366	16.54%	0
2016	9.265636	9.389012	1.33%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	19.251695	21.322901	10.76%	15,071
2019	15.783042	19.251695	21.98%	19,567
2018	17.972395	15.783042	-12.18%	23,930
2017	15.245362	17.972395	17.89%	44,086
2016	14.296830	15.245362	6.63%	74,538
2015	14.788685	14.296830	-3.33%	76,355
2014	14.382394	14.788685	2.82%	39,406
2013	11.288766	14.382394	27.40%	42,011
2012	9.877236	11.288766	14.29%	0
2011	10.721409	9.877236	-7.87%	7,266
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.176534	16.379316	7.93%	28,855
2019	13.275429	15.176534	14.32%	34,799
2018	14.389499	13.275429	-7.74%	83,820
2017	13.050085	14.389499	10.26%	94,394
2016	12.498278	13.050085	4.42%	121,857
2015	12.837503	12.498278	-2.64%	158,942
2014	12.508686	12.837503	2.63%	158,046
2013	11.086995	12.508686	12.82%	34,593
2012	10.145515	11.086995	9.28%	9,544
2011	10.450706	10.145515	-2.92%	2,012

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	17.242614	18.912292	9.68%	106,455
2019	14.573274	17.242614	18.32%	117,016
2018	16.127586	14.573274	-9.64%	134,121
2017	14.152208	16.127586	13.96%	150,162
2016	13.400537	14.152208	5.61%	187,001
2015	13.801832	13.400537	-2.91%	216,718
2014	13.396929	13.801832	3.02%	226,026
2013	11.229041	13.396929	19.31%	94,431
2012	10.042027	11.229041	11.82%	3,785
2011	10.569390	10.042027	-4.99%	2,934
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.495573	13.229250	5.87%	31,515
2019	11.474360	12.495573	8.90%	33,937
2018	11.973909	11.474360	-4.17%	43,505
2017	11.440616	11.973909	4.66%	55,199
2016	11.113468	11.440616	2.94%	59,678
2015	11.377672	11.113468	-2.32%	68,421
2014	11.189342	11.377672	1.68%	100,542
2013	10.836725	11.189342	3.25%	46,792
2012	10.245098	10.836725	5.77%	44,754
2011	10.266454	10.245098	-0.21%	21,178
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.709934	12.103512	3.36%	188
2019	10.452376	11.709934	12.03%	188
2018	11.424421	10.452376	-8.51%	188
2017	10.115933	11.424421	12.93%	188
2016	9.738819	10.115933	3.87%	188
2015	10.341229	9.738819	-5.83%	379
2014	10.277103	10.341229	0.62%	188
2013*	10.000000	10.277103	2.77%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.112404	12.795750	5.64%	3,529
2019	10.665257	12.112404	13.57%	3,704
2018	11.664733	10.665257	-8.57%	3,085
2017	10.063456	11.664733	15.91%	664
2016	9.628482	10.063456	4.52%	0
2015	10.286710	9.628482	-6.40%	0
2014	10.349101	10.286710	-0.60%	0
2013*	10.000000	10.349101	3.49%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.225788	17.672916	8.92%	155,952
2019	13.957147	16.225788	16.25%	170,139
2018	15.267309	13.957147	-8.58%	254,019
2017	13.613189	15.267309	12.15%	274,224
2016	12.960486	13.613189	5.04%	372,753
2015	13.313146	12.960486	-2.65%	411,304
2014	12.938322	13.313146	2.90%	342,686
2013	11.161412	12.938322	15.92%	178,896
2012	10.094619	11.161412	10.57%	18,227
2011	10.503422	10.094619	-3.89%	18,050
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	18.068894	19.959636	10.46%	26,447
2019	15.022929	18.068894	20.28%	27,051
2018	16.872023	15.022929	-10.96%	29,772
2017	14.521597	16.872023	16.19%	95,128
2016	13.715861	14.521597	5.87%	124,290
2015	14.152274	13.715861	-3.08%	162,917
2014	13.754927	14.152274	2.89%	13,067
2013	11.247900	13.754927	22.29%	50,778
2012	9.976105	11.247900	12.75%	1,809
2011	10.634813	9.976105	-6.19%	1,809
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.320393	15.367271	7.31%	16,396
2019	12.732307	14.320393	12.47%	9,258
2018	13.587716	12.732307	-6.30%	15,086
2017	12.565821	13.587716	8.13%	49,719
2016	12.047019	12.565821	4.31%	57,768
2015	12.374724	12.047019	-2.65%	58,220
2014	12.082693	12.374724	2.42%	159,300
2013	11.038573	12.082693	9.46%	46,849
2012	10.194559	11.038573	8.28%	2,614
2011	10.388063	10.194559	-1.86%	5,988
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.599256	11.180250	5.48%	14,472
2019	9.937194	10.599256	6.66%	7,087
2018	10.136583	9.937194	-1.97%	4,414
2017	9.989199	10.136583	1.48%	7,033
2016	9.926668	9.989199	0.63%	16,386
2015	10.073783	9.926668	-1.46%	30,436
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.743064	17.43%	20,308

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.411625	12.244157	7.30%	46,703
2019	10.581968	11.411625	7.84%	43,109
2018	10.913609	10.581968	-3.04%	44,061
2017	10.687974	10.913609	2.11%	49,206
2016	10.510660	10.687974	1.69%	115,419
2015	10.737096	10.510660	-2.11%	239,263
2014	10.403812	10.737096	3.20%	468,639
2013	10.794136	10.403812	-3.62%	19,847
2012	10.241122	10.794136	5.40%	155,541
2011*	10.000000	10.241122	2.41%	20,416
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.565858	10.785884	2.08%	3,754
2019	10.074180	10.565858	4.88%	0
2018*	10.000000	10.074180	0.74%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	11.557959	12.885417	11.49%	26,207
2019	9.553727	11.557959	20.98%	44,732
2018	11.757882	9.553727	-18.75%	55,863
2017	8.443923	11.757882	39.25%	166,561
2016	7.966102	8.443923	6.00%	37,998
2015	9.637264	7.966102	-17.34%	54,865
2014*	10.000000	9.637264	-3.63%	38,042
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.972754	12.489870	4.32%	0
2019	10.604271	11.972754	12.91%	0
2018	11.110859	10.604271	-4.56%	0
2017	10.576371	11.110859	5.05%	0
2016	9.415036	10.576371	12.33%	0
2015	9.824287	9.415036	-4.17%	0
2014*	10.000000	9.824287	-1.76%	2,448
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.212095	10.659953	4.39%	31,941
2019	9.765788	10.212095	4.57%	12,848
2018	9.930225	9.765788	-1.66%	28,082
2017	9.885208	9.930225	0.46%	31,142
2016	9.971543	9.885208	-0.87%	56,974
2015	10.144719	9.971543	-1.71%	61,585
2014*	10.000000	10.144719	1.45%	26,913

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	8.750021	8.625769	-1.42%	392,484
2019	8.758510	8.750021	-0.10%	550,396
2018	8.801610	8.758510	-0.49%	1,154,012
2017	8.925058	8.801610	-1.38%	589,184
2016	9.069599	8.925058	-1.59%	814,589
2015	9.217075	9.069599	-1.60%	1,853,077
2014	9.366944	9.217075	-1.60%	1,530,874
2013	9.519247	9.366944	-1.60%	1,222,436
2012	9.674457	9.519247	-1.60%	1,847,764
2011	9.831323	9.674457	-1.60%	1,365,715
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.756626	12.440103	5.81%	33,067
2019	9.811817	11.756626	19.82%	62,080
2018	11.570032	9.811817	-15.20%	69,050
2017	9.414687	11.570032	22.89%	153,346
2016	9.479865	9.414687	-0.69%	21,642
2015	9.727356	9.479865	-2.54%	11,195
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.796209	15.315371	11.01%	17,697
2019	11.331358	13.796209	21.75%	27,332
2018	12.635527	11.331358	-10.32%	24,776
2017	10.842215	12.635527	16.54%	30,541
2016	10.065075	10.842215	7.72%	22,885
2015	10.331867	10.065075	-2.58%	19,413
2014*	10.000000	10.331867	3.32%	23,678
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	12.220601	13.156185	7.66%	22,900
2019	10.767442	12.220601	13.50%	19,612
2018	11.501253	10.767442	-6.38%	11,225
2017	10.517100	11.501253	9.36%	17,911
2016	10.053973	10.517100	4.61%	21,621
2015	10.235233	10.053973	-1.77%	21,113
2014*	10.000000	10.235233	2.35%	30,879
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	13.129907	14.420992	9.83%	40,800
2019	11.125004	13.129907	18.02%	2,497
2018	12.089172	11.125004	-7.98%	2,497
2017	10.700565	12.089172	12.98%	39,259
2016	10.092945	10.700565	6.02%	16,022
2015	10.311911	10.092945	-2.12%	16,242
2014*	10.000000	10.311911	3.12%	7,106

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.115351	11.671986	5.01%	40,778
2019	10.312944	11.115351	7.78%	40,828
2018	10.674053	10.312944	-3.38%	51,415
2017	10.263872	10.674053	4.00%	53,334
2016	10.003765	10.263872	2.60%	73,878
2015	10.139577	10.003765	-1.34%	78,756
2014*	10.000000	10.139577	1.40%	44,911
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.864389	12.206947	2.89%	1,183
2019	10.670336	11.864389	11.19%	1,183
2018	11.491264	10.670336	-7.14%	1,183
2017	10.240714	11.491264	12.21%	1,183
2016	9.844844	10.240714	4.02%	1,183
2015	10.340080	9.844844	-4.79%	1,183
2014	10.256330	10.340080	0.82%	1,183
2013*	10.000000	10.256330	2.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.398853	12.972521	4.63%	7,919
2019	10.933300	12.398853	13.40%	8,892
2018	11.828199	10.933300	-7.57%	10,491
2017	10.276732	11.828199	15.10%	10,828
2016	9.764652	10.276732	5.24%	11,424
2015	10.332079	9.764652	-5.49%	7,099
2014	10.321151	10.332079	0.11%	2,843
2013*	10.000000	10.321151	3.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.724396	13.816048	8.58%	149,200
2019	10.982444	12.724396	15.86%	35,531
2018	11.834212	10.982444	-7.20%	30,398
2017	10.649453	11.834212	11.13%	35,392
2016	10.100651	10.649453	5.43%	27,179
2015	10.299364	10.100651	-1.93%	31,804
2014*	10.000000	10.299364	2.99%	2,009
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.425117	14.838983	10.53%	16,677
2019	11.198882	13.425117	19.88%	22,305
2018	12.335113	11.198882	-9.21%	34,073
2017	10.743260	12.335113	14.82%	35,194
2016	10.063893	10.743260	6.75%	33,796
2015	10.302723	10.063893	-2.32%	30,248
2014*	10.000000	10.302723	3.03%	403

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.898832	12.709838	6.82%	42,279
2019	10.655596	11.898832	11.67%	25,640
2018	11.249649	10.655596	-5.28%	27,256
2017	10.467832	11.249649	7.47%	31,942
2016	10.063643	10.467832	4.02%	35,492
2015	10.230413	10.063643	-1.63%	34,165
2014*	10.000000	10.230413	2.30%	19,098
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.452307	11.017861	5.41%	0
2019*	10.000000	10.452307	4.52%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.752544	12.248022	13.91%	0
2019*	10.000000	10.752544	7.53%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	26.605596	34.012079	27.84%	14,140
2019	20.763665	26.605596	28.14%	18,890
2018	21.834797	20.763665	-4.91%	18,426
2017	17.084155	21.834797	27.81%	12,634
2016	17.022423	17.084155	0.36%	18,988
2015	16.774243	17.022423	1.48%	18,698
2014	15.476393	16.774243	8.39%	28,992
2013	11.701124	15.476393	32.26%	9,491
2012	10.239188	11.701124	14.28%	3,927
2011	10.752926	10.239188	-4.78%	3,022
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.328334	19.044046	16.63%	30,103
2019	12.082913	16.328334	35.14%	26,728
2018	12.472678	12.082913	-3.12%	38,157
2017	9.974841	12.472678	25.04%	17,200
2016	9.810446	9.974841	1.68%	7,108
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.792880	17.93%	40,113
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	14.114401	15.710059	11.31%	23,747
2019	11.415620	14.114401	23.64%	31,480
2018	13.092841	11.415620	-12.81%	42,109
2017	11.491805	13.092841	13.93%	66,802
2016	9.708353	11.491805	18.37%	69,323
2015	10.122756	9.708353	-4.09%	41,949

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.487885	22.847495	-2.73%	11,972
2019	19.273739	23.487885	21.86%	14,105
2018	22.556343	19.273739	-14.55%	17,291
2017	20.135503	22.556343	12.02%	23,529
2016	17.400565	20.135503	15.72%	29,692
2015	18.208973	17.400565	-4.44%	38,238
2014	15.813558	18.208973	15.15%	65,366
2013	11.844682	15.813558	33.51%	29,539
2012	10.346505	11.844682	14.48%	10,770
2011	10.764288	10.346505	-3.88%	972
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	17.312396	24.001045	38.64%	17,406
2019	12.964075	17.312396	33.54%	14,797
2018	14.312548	12.964075	-9.42%	38,358
2017	11.642609	14.312548	22.93%	27,946
2016	10.924158	11.642609	6.58%	19,800
2015	11.018490	10.924158	-0.86%	24,290
2014*	10.000000	11.018490	10.18%	45,799
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	12.619995	13.057897	3.47%	20,173
2019	10.777407	12.619995	17.10%	25,944
2018	13.189815	10.777407	-18.29%	49,585
2017	12.289797	13.189815	7.32%	43,905
2016	9.917255	12.289797	23.92%	49,827
2015	10.724417	9.917255	-7.53%	39,852
2014*	10.000000	10.724417	7.24%	65,284
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	14.448046	17.442653	20.73%	7,130
2019	11.685774	14.448046	23.64%	13,507
2018	13.594481	11.685774	-14.04%	17,656
2017	12.173038	13.594481	11.68%	15,172
2016	10.070972	12.173038	20.87%	16,801
2015	10.404886	10.070972	-3.21%	14,931
2014*	10.000000	10.404886	4.05%	15,615
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.891637	17.732910	11.59%	372
2019	12.608686	15.891637	26.04%	394
2018	13.490418	12.608686	-6.54%	0
2017	10.988380	13.490418	22.77%	0
2016*	10.000000	10.988380	9.88%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.585701	13.534560	-7.21%	6,696
2019	11.363265	14.585701	28.36%	18,333
2018	12.037463	11.363265	-5.60%	6,242
2017	11.524643	12.037463	4.45%	5,490
2016	10.927234	11.524643	5.47%	6,158
2015	11.771216	10.927234	-7.17%	4,691
2014	9.301675	11.771216	26.55%	5,188
2013*	10.000000	9.301675	-6.98%	2,320
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	16.016765	18.627871	16.30%	131,112
2019	12.410502	16.016765	29.06%	137,720
2018	13.224192	12.410502	-6.15%	216,764
2017	11.057836	13.224192	19.59%	142,143
2016	10.063253	11.057836	9.88%	142,759
2015	10.109295	10.063253	-0.46%	183,068
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.902401	10.019905	1.19%	10,633
2019	9.668252	9.902401	2.42%	9,382
2018	9.746377	9.668252	-0.80%	26,746
2017	9.750439	9.746377	-0.04%	20,527
2016	9.667666	9.750439	0.86%	46,570
2015	9.858492	9.667666	-1.94%	15,292
2014	9.969548	9.858492	-1.11%	118,095
2013	10.120972	9.969548	-1.50%	94,050
2012	9.935857	10.120972	1.86%	7,562
2011*	10.000000	9.935857	-0.64%	6,740
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.696118	16.080552	17.41%	31,172
2019	11.138602	13.696118	22.96%	24,388
2018	12.769258	11.138602	-12.77%	39,742
2017	11.364657	12.769258	12.36%	63,476
2016	9.554763	11.364657	18.94%	78,536
2015	10.208505	9.554763	-6.40%	54,401
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	26.173753	41.336656	57.93%	12,663
2019	19.438535	26.173753	34.65%	16,508
2018	21.254488	19.438535	-8.54%	13,957
2017	16.937411	21.254488	25.49%	11,466
2016	16.229279	16.937411	4.36%	10,393
2015	16.550403	16.229279	-1.94%	27,387
2014	16.216332	16.550403	2.06%	48,238
2013	11.889759	16.216332	36.39%	14,622
2012	10.540008	11.889759	12.81%	11,838
2011	11.210007	10.540008	-5.98%	1,458

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	10.011767	10.665182	6.53%	0
2019	8.827526	10.011767	13.42%	0
2018	9.624670	8.827526	-8.28%	0
2017	9.168163	9.624670	4.98%	0
2016	9.377288	9.168163	-2.23%	0
2015	10.037715	9.377288	-6.58%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	10.746361	11.124376	3.52%	3,355
2019	9.505243	10.746361	13.06%	2,331
2018	10.573182	9.505243	-10.10%	2,376
2017	9.736864	10.573182	8.59%	2,478
2016	9.059869	9.736864	7.47%	2,473
2015	9.937804	9.059869	-8.83%	2,523
2014	10.129385	9.937804	-1.89%	1,567
2013*	10.000000	10.129385	1.29%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	9.675576	9.751352	0.78%	41,578
2019	9.550733	9.675576	1.31%	44,849
2018	10.335178	9.550733	-7.59%	50,968
2017	10.209910	10.335178	1.23%	92,159
2016	9.166216	10.209910	11.39%	111,130
2015	9.624160	9.166216	-4.76%	95,103
2014	9.645416	9.624160	-0.22%	81,062
2013*	10.000000	9.645416	-3.55%	20,582
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.860753	12.593928	6.18%	2,871
2019	10.786838	11.860753	9.96%	3,989
2018	11.594776	10.786838	-6.97%	11,674
2017	10.392416	11.594776	11.57%	11,882
2016	9.353797	10.392416	11.10%	13,167
2015	10.467689	9.353797	-10.64%	16,093
2014	10.589728	10.467689	-1.15%	19,552
2013	10.750174	10.589728	-1.49%	24,363
2012	9.516291	10.750174	12.97%	23,455
2011*	10.000000	9.516291	-4.84%	2,540
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.939974	5.916739	-0.39%	29,600
2019	5.421199	5.939974	9.57%	27,140
2018	6.421915	5.421199	-15.58%	28,452
2017	6.395132	6.421915	0.42%	28,370
2016	5.657445	6.395132	13.04%	37,051
2015	7.734393	5.657445	-26.85%	30,571
2014	9.658718	7.734393	-19.92%	25,314
2013	11.509438	9.658718	-16.08%	25,114
2012	11.126886	11.509438	3.44%	17,822
2011	12.230044	11.126886	-9.02%	16,596

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.582380	10.902008	3.02%	17,837
2019	10.258619	10.582380	3.16%	27,123
2018	10.330649	10.258619	-0.70%	24,148
2017	10.007221	10.330649	3.23%	23,846
2016	9.719211	10.007221	2.96%	26,885
2015	10.057051	9.719211	-3.36%	33,537
2014	9.928356	10.057051	1.30%	26,976
2013*	10.000000	9.928356	-0.72%	3,075
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	14.284341	14.980630	4.87%	6,041
2019	12.661390	14.284341	12.82%	8,380
2018	13.520837	12.661390	-6.36%	8,176
2017	12.515998	13.520837	8.03%	11,105
2016	11.234512	12.515998	11.41%	15,099
2015	11.693769	11.234512	-3.93%	17,735
2014	11.719303	11.693769	-0.22%	16,566
2013	12.812028	11.719303	-8.53%	16,088
2012	11.056498	12.812028	15.88%	260,450
2011	10.578788	11.056498	4.52%	21,188
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.059685	11.971533	8.24%	54,817
2019	10.601389	11.059685	4.32%	78,186
2018	11.257692	10.601389	-5.83%	82,722
2017	10.541952	11.257692	6.79%	122,046
2016	10.306570	10.541952	2.28%	122,401
2015	10.925807	10.306570	-5.67%	133,446
2014	10.868846	10.925807	0.52%	92,401
2013	12.080420	10.868846	-10.03%	61,753
2012	11.488919	12.080420	5.15%	30,580
2011	10.865149	11.488919	5.74%	38,154
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	15.398539	16.002674	3.92%	47,508
2019	13.653787	15.398539	12.78%	38,672
2018	14.269684	13.653787	-4.32%	39,257
2017	13.614128	14.269684	4.82%	214,452
2016	12.313655	13.614128	10.56%	229,437
2015	12.739245	12.313655	-3.34%	122,437
2014	12.540975	12.739245	1.58%	145,855
2013	12.065642	12.540975	3.94%	288,349
2012	10.738097	12.065642	12.36%	250,834
2011	10.570403	10.738097	1.59%	232,159
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.908341	11.419270	4.68%	9,458
2019	10.221062	10.908341	6.72%	13,704
2018	10.358520	10.221062	-1.33%	2,366
2017*	10.000000	10.358520	3.59%	185

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.640479	11.040557	3.76%	0
2019	10.115309	10.640479	5.19%	575
2018	10.077552	10.115309	0.37%	4,351
2017*	10.000000	10.077552	0.78%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.903663	11.873171	8.89%	2,332
2019	10.364011	10.903663	5.21%	3,196
2018	10.980763	10.364011	-5.62%	4,223
2017	10.077079	10.980763	8.97%	6,894
2016	9.951548	10.077079	1.26%	24,637
2015	10.895124	9.951548	-8.66%	11,090
2014	11.039057	10.895124	-1.30%	44,362
2013	12.007060	11.039057	-8.06%	26,383
2012	11.596069	12.007060	3.54%	9,108
2011	10.869322	11.596069	6.69%	21,851
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.806940	9.928878	1.24%	74,713
2019	9.590104	9.806940	2.26%	113,768
2018	9.723840	9.590104	-1.38%	57,903
2017	9.759312	9.723840	-0.36%	116,771
2016	9.789808	9.759312	-0.31%	86,032
2015	9.928262	9.789808	-1.39%	110,544
2014	10.014752	9.928262	-0.86%	74,881
2013	10.201285	10.014752	-1.83%	94,780
2012	9.803860	10.201285	4.05%	43,893
2011*	10.000000	9.803860	-1.96%	19,110
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.376125	12.149091	6.79%	90,971
2019	10.680267	11.376125	6.52%	101,458
2018	10.924265	10.680267	-2.23%	51,099
2017	10.591226	10.924265	3.14%	61,070
2016	10.491897	10.591226	0.95%	117,622
2015	10.626842	10.491897	-1.27%	244,108
2014	10.367567	10.626842	2.50%	116,226
2013	10.756996	10.367567	-3.62%	248,972
2012	9.983857	10.756996	7.74%	280,373
2011*	10.000000	9.983857	-0.16%	17,292

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	15.105541	15.157684	0.35%	107
2019	13.432394	15.105541	12.46%	107
2018	14.215926	13.432394	-5.51%	322
2017	13.498951	14.215926	5.31%	322
2016	12.056307	13.498951	11.97%	322
2015	12.794266	12.056307	-5.77%	547
2014	13.040906	12.794266	-1.89%	764
2013	11.853575	13.040906	10.02%	1,199
2012	10.412527	11.853575	13.84%	1,987
2011	10.800725	10.412527	-3.59%	9,088
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	11.409174	15.217607	33.38%	7,160
2019	9.179862	11.409174	24.28%	3,585
2018	11.461342	9.179862	-19.91%	3,737
2017	8.765302	11.461342	30.76%	14,563
2016	8.850793	8.765302	-0.97%	7,245
2015	9.925764	8.850793	-10.83%	42,607
2014	10.247924	9.925764	-3.14%	23,840
2013	9.058327	10.247924	13.13%	23,079
2012	7.972115	9.058327	13.63%	35,722
2011	11.097552	7.972115	-28.16%	46,705
ProFunds - ProFund VP Banks - Q/NQ
2020	20.841069	17.387414	-16.57%	3,134
2019	15.524692	20.841069	34.24%	4,733
2018	19.218146	15.524692	-19.22%	16,853
2017	16.562031	19.218146	16.04%	20,934
2016	13.658000	16.562031	21.26%	32,277
2015	13.940460	13.658000	-2.03%	7,471
2014	12.835267	13.940460	8.61%	23,843
2013	9.773950	12.835267	31.32%	15,398
2012	7.445906	9.773950	31.27%	0
2011*	10.000000	7.445906	-25.54%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	10.753389	12.325713	14.62%	13,121
2019	9.283376	10.753389	15.83%	17,467
2018	11.458646	9.283376	-18.98%	18,495
2017	9.470299	11.458646	21.00%	190,657
2016	8.122026	9.470299	16.60%	242,699
2015	9.589199	8.122026	-15.30%	918
2014	9.583536	9.589199	0.06%	5,412
2013	8.223553	9.583536	16.54%	11,795
2012	7.703839	8.223553	6.75%	1,821
2011*	10.000000	7.703839	-22.96%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2020	2.015915	1.475531	-26.81%	0
2019	2.658824	2.015915	-24.18%	0
2018	2.597018	2.658824	2.38%	0
2017	3.217142	2.597018	-19.28%	3,219
2016	3.760150	3.217142	-14.44%	6,574
2015	4.019182	3.760150	-6.44%	0
2014	4.763232	4.019182	-15.62%	2,009
2013	6.590591	4.763232	-27.73%	7,266
2012	8.030856	6.590591	-17.93%	7,924
2011	8.956962	8.030856	-10.34%	1,467
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	29.305373	33.270520	13.53%	19,012
2019	25.573387	29.305373	14.59%	25,952
2018	27.872518	25.573387	-8.25%	17,518
2017	23.113994	27.872518	20.59%	13,554
2016	27.790349	23.113994	-16.83%	26,491
2015	27.339878	27.790349	1.65%	36,597
2014	21.417529	27.339878	27.65%	56,280
2013	12.923509	21.417529	65.73%	44,378
2012	9.334319	12.923509	38.45%	12,087
2011*	10.000000	9.334319	-6.66%	1,282
ProFunds - ProFund VP Bull - Q/NQ
2020	23.235771	26.529918	14.18%	41,616
2019	18.321926	23.235771	26.82%	79,346
2018	19.841237	18.321926	-7.66%	46,498
2017	16.895040	19.841237	17.44%	95,194
2016	15.656511	16.895040	7.91%	117,827
2015	15.984307	15.656511	-2.05%	160,452
2014	14.572922	15.984307	9.68%	661,206
2013	11.413558	14.572922	27.68%	82,831
2012	10.184980	11.413558	12.06%	260,889
2011	10.350163	10.184980	-1.60%	70,913
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	18.213112	23.486905	28.96%	9,061
2019	14.624654	18.213112	24.54%	5,002
2018	17.446348	14.624654	-16.17%	6,348
2017	15.409387	17.446348	13.22%	10,688
2016	15.123424	15.409387	1.89%	42,687
2015	14.755042	15.123424	2.50%	156,637
2014	13.603664	14.755042	8.46%	118,802
2013	10.762620	13.603664	26.40%	19,297
2012	9.866545	10.762620	9.08%	5,266
2011*	10.000000	9.866545	-1.33%	297

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	26.284656	33.195493	26.29%	7,933
2019	21.431509	26.284656	22.64%	17,630
2018	21.648749	21.431509	-1.00%	32,963
2017	18.585967	21.648749	16.48%	107,431
2016	18.128633	18.585967	2.52%	135,378
2015	17.598137	18.128633	3.01%	31,879
2014	15.902659	17.598137	10.66%	108,406
2013	11.554470	15.902659	37.63%	63,842
2012	9.617296	11.554470	20.14%	2,383
2011*	10.000000	9.617296	-3.83%	17,412
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	9.459732	11.795690	24.69%	15,861
2019	7.738228	9.459732	22.25%	11,741
2018	9.282056	7.738228	-16.63%	11,870
2017	7.078359	9.282056	31.13%	94,725
2016	6.479734	7.078359	9.24%	41,865
2015	7.968803	6.479734	-18.69%	21,360
2014	8.385216	7.968803	-4.97%	49,267
2013	9.106470	8.385216	-7.92%	108,821
2012	8.684323	9.106470	4.86%	69,801
2011	10.991014	8.684323	-20.99%	76,220
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	12.561837	11.219525	-10.69%	5,743
2019	10.838204	12.561837	15.90%	6,840
2018	12.827946	10.838204	-15.51%	52,521
2017	10.889442	12.827946	17.80%	41,930
2016	10.264442	10.889442	6.09%	39,605
2015	11.704593	10.264442	-12.30%	61,519
2014	13.020901	11.704593	-10.11%	94,012
2013	10.878847	13.020901	19.69%	61,395
2012	9.482425	10.878847	14.73%	19,125
2011	10.576106	9.482425	-10.34%	284
ProFunds - ProFund VP Financials - Q/NQ
2020	21.152011	20.445219	-3.34%	8,181
2019	16.500982	21.152011	28.19%	18,404
2018	18.723558	16.500982	-11.87%	13,014
2017	16.098830	18.723558	16.30%	14,473
2016	14.186545	16.098830	13.48%	173,198
2015	14.635961	14.186545	-3.07%	193,712
2014	13.172429	14.635961	11.11%	33,866
2013	10.135359	13.172429	29.97%	5,967
2012	8.258168	10.135359	22.73%	6,517
2011*	10.000000	8.258168	-17.42%	692

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2020	25.966803	29.240157	12.61%	21,801
2019	22.106664	25.966803	17.46%	28,506
2018	21.513827	22.106664	2.76%	41,515
2017	18.080600	21.513827	18.99%	29,650
2016	19.149998	18.080600	-5.58%	42,831
2015	18.530532	19.149998	3.34%	77,251
2014	15.223871	18.530532	21.72%	142,540
2013	11.070094	15.223871	37.52%	85,669
2012	9.582578	11.070094	15.52%	4,937
2011*	10.000000	9.582578	-4.17%	2,694
ProFunds - ProFund VP Industrials - Q/NQ
2020	20.468442	23.516697	14.89%	8,212
2019	15.940466	20.468442	28.41%	14,187
2018	18.571913	15.940466	-14.17%	16,118
2017	15.419382	18.571913	20.45%	147,703
2016	13.330422	15.419382	15.67%	168,956
2015	14.026968	13.330422	-4.97%	156,349
2014	13.501992	14.026968	3.89%	26,310
2013	9.929526	13.501992	35.98%	104,512
2012	8.714446	9.929526	13.94%	31,240
2011*	10.000000	8.714446	-12.86%	18,627
ProFunds - ProFund VP International - Q/NQ
2020	11.958543	12.343532	3.22%	6,894
2019	10.189420	11.958543	17.36%	8,694
2018	12.293401	10.189420	-17.11%	6,538
2017	10.257017	12.293401	19.85%	17,370
2016	10.520704	10.257017	-2.51%	18,977
2015	11.082180	10.520704	-5.07%	15,736
2014	12.256148	11.082180	-9.58%	15,370
2013	10.423529	12.256148	17.58%	17,472
2012	9.137456	10.423529	14.07%	47,453
2011	10.840244	9.137456	-15.71%	3,151
ProFunds - ProFund VP Internet - Q/NQ
2020	29.173390	43.296448	48.41%	13,740
2019	25.118047	29.173390	16.15%	4,047
2018	24.328455	25.118047	3.25%	20,933
2017	18.171717	24.328455	33.88%	24,630
2016	17.498833	18.171717	3.85%	25,809
2015	14.775973	17.498833	18.43%	44,637
2014	14.849679	14.775973	-0.50%	31,724
2013	9.947255	14.849679	49.28%	30,889
2012	8.441035	9.947255	17.84%	69
2011*	10.000000	8.441035	-15.59%	372

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2020	15.754715	17.972753	14.08%	4,318
2019	13.342607	15.754715	18.08%	3,396
2018	15.346446	13.342607	-13.06%	9,105
2017	13.165911	15.346446	16.56%	24,282
2016	13.324410	13.165911	-1.19%	25,905
2015	12.797677	13.324410	4.12%	25,035
2014	12.599301	12.797677	1.57%	11,937
2013	8.637609	12.599301	45.87%	23,810
2012	7.139792	8.637609	20.98%	13,561
2011	8.907044	7.139792	-19.84%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	34.085037	48.823777	43.24%	60,595
2019	25.339140	34.085037	34.52%	19,742
2018	26.244216	25.339140	-3.45%	30,192
2017	20.456657	26.244216	28.29%	39,278
2016	19.750332	20.456657	3.58%	57,699
2015	18.679030	19.750332	5.74%	96,580
2014	16.223733	18.679030	15.13%	120,169
2013	12.278923	16.223733	32.13%	66,025
2012	10.736302	12.278923	14.37%	55,483
2011	10.754006	10.736302	-0.16%	21,610
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	8.867928	5.718731	-35.51%	47,350
2019	8.304872	8.867928	6.78%	41,103
2018	10.580454	8.304872	-21.51%	60,934
2017	11.104503	10.580454	-4.72%	203,525
2016	9.086953	11.104503	22.20%	278,463
2015	12.051584	9.086953	-24.60%	327,351
2014	13.740914	12.051584	-12.29%	363,958
2013	11.255058	13.740914	22.09%	11,120
2012	11.116431	11.255058	1.25%	3,405
2011	11.048640	11.116431	0.61%	6,260
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	19.018479	21.055914	10.71%	5,551
2019	16.948110	19.018479	12.22%	5,308
2018	18.363587	16.948110	-7.71%	16,640
2017	16.909937	18.363587	8.60%	7,655
2016	17.850644	16.909937	-5.27%	12,359
2015	17.369146	17.850644	2.77%	17,362
2014	14.788494	17.369146	17.45%	15,778
2013	11.417769	14.788494	29.52%	4,171
2012	10.374021	11.417769	10.06%	2,215
2011*	10.000000	10.374021	3.74%	17,510

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	4.081053	4.983828	22.12%	97,548
2019	2.841067	4.081053	43.65%	91,407
2018	3.337017	2.841067	-14.86%	42,210
2017	3.221115	3.337017	3.60%	47,725
2016	2.100759	3.221115	53.33%	57,518
2015	3.179503	2.100759	-33.93%	10,960
2014	4.244188	3.179503	-25.09%	62,354
2013	6.950776	4.244188	-38.94%	31,094
2012	8.266620	6.950776	-15.92%	12,907
2011*	10.000000	8.266620	-17.33%	12,144
ProFunds - ProFund VP Real Estate - Q/NQ
2020	16.342289	15.068914	-7.79%	9,832
2019	13.102064	16.342289	24.73%	12,729
2018	14.120803	13.102064	-7.21%	16,848
2017	13.280744	14.120803	6.33%	10,241
2016	12.765366	13.280744	4.04%	9,366
2015	12.931023	12.765366	-1.28%	116,293
2014	10.511539	12.931023	23.02%	135,915
2013	10.672615	10.511539	-1.51%	59,684
2012	9.256851	10.672615	15.29%	11,098
2011*	10.000000	9.256851	-7.43%	1,048
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.539698	1.831804	-27.87%	3,951
2019	3.125284	2.539698	-18.74%	3,951
2018	3.049482	3.125284	2.49%	12,533
2017	3.517748	3.049482	-13.31%	5,341
2016	3.769372	3.517748	-6.68%	230,238
2015	3.892457	3.769372	-3.16%	9,639
2014	5.672112	3.892457	-31.38%	14,237
2013	4.948894	5.672112	14.61%	56,276
2012	5.404378	4.948894	-8.43%	11,464
2011	8.787613	5.404378	-38.50%	7,493
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	30.065324	42.853322	42.53%	26,711
2019	20.399978	30.065324	47.38%	41,259
2018	23.096973	20.399978	-11.68%	40,885
2017	17.315012	23.096973	33.39%	59,452
2016	13.778159	17.315012	25.67%	65,991
2015	14.416790	13.778159	-4.43%	19,740
2014	10.890647	14.416790	32.38%	19,560
2013	8.291888	10.890647	31.34%	0
2012	8.793679	8.291888	-5.71%	0
2011*	10.000000	8.793679	-12.06%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	4.019136	2.698861	-32.85%	235
2019	5.169826	4.019136	-22.26%	235
2018	4.666924	5.169826	10.78%	0
2017	6.572562	4.666924	-28.99%	0
2016	7.974215	6.572562	-17.58%	0
2015	7.266822	7.974215	9.73%	4,553
2014	7.607831	7.266822	-4.48%	0
2013	7.749391	7.607831	-1.83%	1,007
2012	9.057188	7.749391	-14.44%	0
2011	8.317392	9.057188	8.89%	8,670
ProFunds - ProFund VP Short International - Q/NQ
2020	3.333282	2.724168	-18.27%	0
2019	4.102005	3.333282	-18.74%	0
2018	3.610362	4.102005	13.62%	6,400
2017	4.622897	3.610362	-21.90%	0
2016	4.992251	4.622897	-7.40%	0
2015	5.272843	4.992251	-5.32%	12,157
2014	5.212634	5.272843	1.16%	13,539
2013	6.706276	5.212634	-22.27%	23,272
2012	8.536149	6.706276	-21.44%	0
2011	8.520999	8.536149	0.18%	2,867
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.265266	0.712449	-43.69%	0
2019	1.787280	1.265266	-29.21%	0
2018	1.870511	1.787280	-4.45%	0
2017	2.542818	1.870511	-26.44%	5,265
2016	2.873081	2.542818	-11.50%	5,265
2015	3.357805	2.873081	-14.44%	2,291
2014	4.232833	3.357805	-20.67%	1,188
2013	6.093412	4.232833	-30.53%	12,045
2012	7.626190	6.093412	-20.10%	3,767
2011	8.656821	7.626190	-11.91%	2,433
ProFunds - ProFund VP Technology - Q/NQ
2020	29.278441	41.718779	42.49%	48,614
2019	20.494273	29.278441	42.86%	23,666
2018	21.318761	20.494273	-3.87%	29,919
2017	16.025756	21.318761	33.03%	112,506
2016	14.496331	16.025756	10.55%	29,633
2015	14.386427	14.496331	0.76%	158,670
2014	12.378007	14.386427	16.23%	100,938
2013	10.047907	12.378007	23.19%	65,146
2012	9.257429	10.047907	8.54%	780
2011*	10.000000	9.257429	-7.43%	20,575

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	12.913652	13.107382	1.50%	0
2019	11.434816	12.913652	12.93%	634
2018	13.689562	11.434816	-16.47%	1,006
2017	14.213367	13.689562	-3.69%	3,181
2016	11.872631	14.213367	19.72%	12,148
2015	11.884841	11.872631	-0.10%	1,297
2014	12.010144	11.884841	-1.04%	1,235
2013	10.890958	12.010144	10.28%	4,480
2012	9.499334	10.890958	14.65%	0
2011*	10.000000	9.499334	-5.01%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	16.740508	19.880824	18.76%	3,930
2019	14.390573	16.740508	16.33%	3,353
2018	15.464497	14.390573	-6.94%	3,178
2017	14.353545	15.464497	7.74%	13,364
2016	14.631314	14.353545	-1.90%	17,910
2015	15.758111	14.631314	-7.15%	67,569
2014	11.741311	15.758111	34.21%	36,779
2013	14.751438	11.741311	-20.41%	12,587
2012	14.847454	14.751438	-0.65%	13,970
2011	10.513607	14.847454	41.22%	35,432
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	106.507122	195.252330	83.32%	8,871
2019	60.244223	106.507122	76.79%	7,822
2018	67.755818	60.244223	-11.09%	11,815
2017	40.903505	67.755818	65.65%	14,770
2016	38.267187	40.903505	6.89%	16,768
2015	34.232576	38.267187	11.79%	15,639
2014	25.610440	34.232576	33.67%	15,737
2013	14.536401	25.610440	76.18%	23,909
2012	11.045125	14.536401	31.61%	939
2011	11.360039	11.045125	-2.77%	937
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.150263	0.042198	-71.92%	569,777
2019	0.308505	0.150263	-51.29%	346,600
2018	0.354658	0.308505	-13.01%	307,177
2017	0.654550	0.354658	-45.82%	269,384
2016	0.833652	0.654550	-21.48%	355,765
2015	1.148891	0.833652	-27.44%	41,561
2014	1.817348	1.148891	-36.78%	48,410
2013	3.595696	1.817348	-49.46%	16,639
2012	5.641479	3.595696	-36.26%	6,328
2011	7.366751	5.641479	-23.42%	246

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2020	20.417005	19.608139	-3.96%	12,728
2019	16.886186	20.417005	20.91%	18,369
2018	16.681116	16.886186	1.23%	251,802
2017	15.321455	16.681116	8.87%	15,792
2016	13.530109	15.321455	13.24%	30,720
2015	14.690710	13.530109	-7.90%	16,797
2014	11.859702	14.690710	23.87%	9,418
2013	10.636471	11.859702	11.50%	6,639
2012	10.794555	10.636471	-1.46%	6,097
2011*	10.000000	10.794555	7.95%	2,317
Rydex Variable Trust - Banking Fund - Q/NQ
2020	10.663522	9.604732	-9.93%	1,749
2019	8.440406	10.663522	26.34%	8,138
2018	10.615739	8.440406	-20.49%	21,512
2017	9.590554	10.615739	10.69%	29,071
2016	7.658772	9.590554	25.22%	47,016
2015	8.180974	7.658772	-6.38%	3,652
2014	8.039159	8.180974	1.76%	2,734
2013	6.324189	8.039159	27.12%	1,103
2012	5.174194	6.324189	22.23%	71,428
2011	6.761299	5.174194	-23.47%	925
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	25.601541	30.167915	17.84%	3,948
2019	21.425600	25.601541	19.49%	2,345
2018	26.378072	21.425600	-18.77%	2,671
2017	22.074098	26.378072	19.50%	10,533
2016	17.141846	22.074098	28.77%	17,137
2015	21.064441	17.141846	-18.62%	7,276
2014	21.802925	21.064441	-3.39%	10,790
2013	21.884066	21.802925	-0.37%	7,794
2012	20.086712	21.884066	8.95%	18,414
2011	24.434752	20.086712	-17.79%	7,258
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	33.942145	40.517355	19.37%	9,686
2019	27.668286	33.942145	22.68%	7,897
2018	31.053863	27.668286	-10.90%	8,384
2017	24.379919	31.053863	27.37%	26,512
2016	30.838746	24.379919	-20.94%	24,535
2015	28.892174	30.838746	6.74%	49,873
2014	22.127255	28.892174	30.57%	63,876
2013	14.582618	22.127255	51.74%	12,023
2012	10.898633	14.582618	33.80%	4,839
2011	10.014819	10.898633	8.83%	19,411

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	2.044064	1.554275	-23.96%	9,795
2019	1.802398	2.044064	13.41%	13,384
2018	2.158303	1.802398	-16.49%	19,674
2017	2.100240	2.158303	2.76%	20,089
2016	1.933190	2.100240	8.64%	41,481
2015	2.967820	1.933190	-34.86%	33,895
2014	4.570621	2.967820	-35.07%	33,862
2013	4.799064	4.570621	-4.76%	34,498
2012	4.946938	4.799064	-2.99%	37,848
2011	5.385005	4.946938	-8.13%	60,784
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	34.448628	36.465179	5.85%	5,481
2019	28.618217	34.448628	20.37%	5,283
2018	33.098894	28.618217	-13.54%	4,859
2017	30.158724	33.098894	9.75%	12,427
2016	29.072868	30.158724	3.73%	15,039
2015	27.814801	29.072868	4.52%	53,988
2014	25.097975	27.814801	10.82%	13,864
2013	19.887395	25.097975	26.20%	9,702
2012	18.534686	19.887395	7.30%	7,671
2011	16.556670	18.534686	11.95%	14,985
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	45.617708	45.664499	0.10%	7,503
2019	31.436721	45.617708	45.11%	952
2018	37.251655	31.436721	-15.61%	1,413
2017	23.880766	37.251655	55.99%	3,565
2016	18.564475	23.880766	28.64%	2,482
2015	19.697123	18.564475	-5.75%	11,379
2014	17.137750	19.697123	14.93%	6,957
2013	10.704535	17.137750	60.10%	3,663
2012	9.286749	10.704535	15.27%	9,992
2011	8.651183	9.286749	7.35%	14,430
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	23.066134	35.399742	53.47%	25,012
2019	14.716607	23.066134	56.74%	47,060
2018	17.134504	14.716607	-14.11%	44,450
2017	13.285652	17.134504	28.97%	90,375
2016	10.858298	13.285652	22.35%	71,897
2015	10.807515	10.858298	0.47%	20,165
2014	8.876211	10.807515	21.76%	11,965
2013	6.679213	8.876211	32.89%	0
2012	6.717479	6.679213	-0.57%	0
2011	8.174293	6.717479	-17.82%	634

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2020	13.204376	8.552395	-35.23%	19,554
2019	12.563225	13.204376	5.10%	22,689
2018	17.136032	12.563225	-26.69%	49,286
2017	18.577759	17.136032	-7.76%	117,455
2016	14.371141	18.577759	29.27%	196,133
2015	20.931761	14.371141	-31.34%	163,614
2014	26.141067	20.931761	-19.93%	191,447
2013	21.516544	26.141067	21.49%	10,746
2012	21.354199	21.516544	0.76%	10,425
2011	23.048702	21.354199	-7.35%	7,466
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	7.009087	4.321839	-38.34%	17,245
2019	7.127581	7.009087	-1.66%	20,796
2018	13.329234	7.127581	-46.53%	38,808
2017	16.649587	13.329234	-19.94%	105,488
2016	13.738855	16.649587	21.19%	172,247
2015	20.443014	13.738855	-32.79%	172,810
2014	29.402578	20.443014	-30.47%	184,366
2013	24.118807	29.402578	21.91%	9,430
2012	24.413397	24.118807	-1.21%	3,804
2011	27.351495	24.413397	-10.74%	5,605
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	10.986007	10.835768	-1.37%	210
2019	8.693237	10.986007	26.37%	210
2018	10.904702	8.693237	-20.28%	0
2017	8.616877	10.904702	26.55%	1,238
2016	9.273959	8.616877	-7.09%	1,231
2015	10.154561	9.273959	-8.67%	1,288
2014	11.792834	10.154561	-13.89%	989
2013	9.673276	11.792834	21.91%	352,349
2012	8.080674	9.673276	19.71%	244,018
2011	9.676648	8.080674	-16.49%	1,179
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	15.131344	14.873244	-1.71%	7,490
2019	12.006437	15.131344	26.03%	17,697
2018	13.910867	12.006437	-13.69%	19,148
2017	12.231458	13.910867	13.73%	43,109
2016	10.731400	12.231458	13.98%	71,501
2015	11.358708	10.731400	-5.52%	75,165
2014	10.253561	11.358708	10.78%	109,002
2013	8.169186	10.253561	25.52%	81,803
2012	6.767242	8.169186	20.72%	35,737
2011	8.083507	6.767242	-16.28%	5,176

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	21.081532	25.298170	20.00%	6,046
2019	18.348355	21.081532	14.90%	4,474
2018	19.697120	18.348355	-6.85%	9,995
2017	18.258222	19.697120	7.88%	10,094
2016	18.617371	18.258222	-1.93%	26,407
2015	19.936081	18.617371	-6.61%	36,358
2014	15.045446	19.936081	32.51%	31,021
2013	18.704092	15.045446	-19.56%	43,931
2012	18.454424	18.704092	1.35%	6,741
2011	13.254983	18.454424	39.23%	141,986
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	30.677634	35.825754	16.78%	12,035
2019	25.436256	30.677634	20.61%	13,408
2018	25.533654	25.436256	-0.38%	27,812
2017	21.119703	25.533654	20.90%	47,102
2016	23.766769	21.119703	-11.14%	48,430
2015	23.106537	23.766769	2.86%	73,970
2014	18.843166	23.106537	22.63%	122,625
2013	13.503151	18.843166	39.55%	92,488
2012	11.712773	13.503151	15.29%	10,529
2011	11.369832	11.712773	3.02%	6,172
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	12.292639	12.039387	-2.06%	5,209
2019	10.974034	12.292639	12.02%	5,540
2018	11.250845	10.974034	-2.46%	5,963
2017	10.698686	11.250845	5.16%	4,535
2016	9.740485	10.698686	9.84%	4,144
2015	9.969618	9.740485	-2.30%	3,404
Rydex Variable Trust - Internet Fund - Q/NQ
2020	44.443365	70.064427	57.65%	1,250
2019	35.998944	44.443365	23.46%	369
2018	37.797688	35.998944	-4.76%	847
2017	28.672895	37.797688	31.82%	7,571
2016	27.899176	28.672895	2.77%	16,548
2015	26.165637	27.899176	6.63%	14,385
2014	26.080848	26.165637	0.33%	6,857
2013	17.526105	26.080848	48.81%	14,515
2012	14.926920	17.526105	17.41%	0
2011	17.222708	14.926920	-13.33%	4,321

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.196232	0.104718	-46.64%	335,737
2019	0.312078	0.196232	-37.12%	191,031
2018	0.312697	0.312078	-0.20%	229,900
2017	0.520538	0.312697	-39.93%	375,481
2016	0.751911	0.520538	-30.77%	187,147
2015	0.830893	0.751911	-9.51%	372,037
2014	1.079343	0.830893	-23.02%	254,444
2013	1.954843	1.079343	-44.79%	118,227
2012	2.562080	1.954843	-23.70%	53,749
2011	3.570286	2.562080	-28.24%	16,281
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.138935	1.660821	-22.35%	15,800
2019	2.506945	2.138935	-14.68%	12,744
2018	2.454903	2.506945	2.12%	12,744
2017	2.738038	2.454903	-10.34%	34,635
2016	2.866748	2.738038	-4.49%	19,704
2015	2.949258	2.866748	-2.80%	42,753
2014	3.991629	2.949258	-26.11%	29,917
2013	3.519423	3.991629	13.42%	213,563
2012	3.812983	3.519423	-7.70%	42,135
2011	5.570477	3.812983	-31.55%	72,881
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.139517	0.842164	-26.09%	0
2019	1.453184	1.139517	-21.58%	0
2018	1.331711	1.453184	9.12%	0
2017	1.565349	1.331711	-14.93%	0
2016	1.967084	1.565349	-20.42%	0
2015	2.021809	1.967084	-2.71%	0
2014	2.323246	2.021809	-12.97%	11,260
2013	3.259790	2.323246	-28.73%	11,385
2012	4.058016	3.259790	-19.67%	11,260
2011	4.450245	4.058016	-8.81%	18,431
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.415045	0.253207	-38.99%	43,055
2019	0.585929	0.415045	-29.16%	0
2018	0.612455	0.585929	-4.33%	263,814
2017	0.826083	0.612455	-25.86%	0
2016	0.927409	0.826083	-10.93%	299
2015	1.081732	0.927409	-14.27%	7,081
2014	1.351028	1.081732	-19.93%	59,764
2013	1.935217	1.351028	-30.19%	299
2012	2.417536	1.935217	-19.95%	4,742
2011	2.732036	2.417536	-11.51%	4,222

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	1.052296	0.716443	-31.92%	0
2019	1.347147	1.052296	-21.89%	0
2018	1.232015	1.347147	9.35%	60,893
2017	1.447192	1.232015	-14.87%	0
2016	1.844819	1.447192	-21.55%	71
2015	1.872927	1.844819	-1.50%	33,060
2014	2.088146	1.872927	-10.31%	28,076
2013	3.068791	2.088146	-31.96%	27,119
2012	3.810639	3.068791	-19.47%	21,398
2011	4.191593	3.810639	-9.09%	25,203
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.159359	0.855324	-26.22%	0
2019	1.528404	1.159359	-24.15%	0
2018	1.494134	1.528404	2.29%	14,026
2017	1.837121	1.494134	-18.67%	13,277
2016	2.121661	1.837121	-13.41%	40,639
2015	2.256208	2.121661	-5.96%	102,802
2014	2.680326	2.256208	-15.82%	45,325
2013	3.706872	2.680326	-27.69%	37,123
2012	4.537870	3.706872	-18.31%	17,713
2011	5.070005	4.537870	-10.50%	15,930
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	19.476591	26.920042	38.22%	3
2019	14.236808	19.476591	36.80%	709
2018	18.779197	14.236808	-24.19%	477
2017	12.696925	18.779197	47.90%	1,625
2016	11.852281	12.696925	7.13%	381
2015	10.754842	11.852281	10.20%	10,473
2014	12.920839	10.754842	-16.76%	0
2013	8.417246	12.920839	53.50%	574
2012	7.122502	8.417246	18.18%	596
2011	10.186955	7.122502	-30.08%	1,743
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	36.310570	43.237307	19.08%	448
2019	28.543253	36.310570	27.21%	474
2018	33.512976	28.543253	-14.83%	500
2017	28.354018	33.512976	18.19%	1,179
2016	26.298533	28.354018	7.82%	2,683
2015	26.645237	26.298533	-1.30%	3,577
2014	25.192458	26.645237	5.77%	4,482
2013	17.977471	25.192458	40.13%	4,648
2012	15.059625	17.977471	19.38%	8,840
2011	14.937800	15.059625	0.82%	1,827

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	50.985415	55.532456	8.92%	802
2019	38.068336	50.985415	33.93%	845
2018	48.002432	38.068336	-20.69%	846
2017	39.838646	48.002432	20.49%	1,052
2016	31.227768	39.838646	27.57%	430
2015	33.583473	31.227768	-7.01%	715
2014	30.490599	33.583473	10.14%	1,390
2013	20.625173	30.490599	47.83%	4,049
2012	16.859532	20.625173	22.34%	7,497
2011	18.540891	16.859532	-9.07%	984
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	96.732734	177.872588	83.88%	1,576
2019	54.461586	96.732734	77.62%	2,861
2018	61.033829	54.461586	-10.77%	1,284
2017	36.593876	61.033829	66.79%	5,540
2016	33.930844	36.593876	7.85%	15,487
2015	30.082452	33.930844	12.79%	20,534
2014	22.384258	30.082452	34.39%	24,787
2013	12.622502	22.384258	77.34%	39,006
2012	9.564349	12.622502	31.97%	3,273
2011	9.785686	9.564349	-2.26%	2,751
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	49.303068	70.327365	42.64%	13,761
2019	36.609623	49.303068	34.67%	13,593
2018	37.893713	36.609623	-3.39%	23,330
2017	29.368209	37.893713	29.03%	40,846
2016	28.160113	29.368209	4.29%	39,399
2015	26.439125	28.160113	6.51%	99,808
2014	22.877658	26.439125	15.57%	49,310
2013	17.270462	22.877658	32.47%	33,598
2012	15.031071	17.270462	14.90%	133,328
2011	14.950687	15.031071	0.54%	13,929
Rydex Variable Trust - Nova Fund - Q/NQ
2020	33.648900	39.742754	18.11%	1,841
2019	23.576502	33.648900	42.72%	1,976
2018	26.720090	23.576502	-11.76%	918
2017	20.604770	26.720090	29.68%	3,511
2016	18.094071	20.604770	13.88%	5,823
2015	18.521345	18.094071	-2.31%	606
2014	15.872272	18.521345	16.69%	497
2013	10.826303	15.872272	46.61%	68,332
2012	9.000494	10.826303	20.29%	41,774
2011	9.254586	9.000494	-2.75%	4,638

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	14.005601	18.508855	32.15%	34,995
2019	9.351783	14.005601	49.76%	26,426
2018	11.397484	9.351783	-17.95%	31,297
2017	10.816134	11.397484	5.37%	35,571
2016	6.640624	10.816134	62.88%	17,408
2015	9.692525	6.640624	-31.49%	36,453
2014	11.917683	9.692525	-18.67%	16,099
2013	22.471840	11.917683	-46.97%	19,345
2012	23.814003	22.471840	-5.64%	32,321
2011	31.909042	23.814003	-25.37%	21,847
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	27.138096	25.150177	-7.33%	2,796
2019	22.163871	27.138096	22.44%	7,245
2018	24.308192	22.163871	-8.82%	7,352
2017	23.161069	24.308192	4.95%	5,737
2016	21.367418	23.161069	8.39%	5,613
2015	22.277264	21.367418	-4.08%	8,023
2014	18.708920	22.277264	19.07%	12,448
2013	18.291661	18.708920	2.28%	8,863
2012	15.708167	18.291661	16.45%	136,454
2011	15.609555	15.708167	0.63%	16,777
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	30.807353	43.553568	41.37%	54
2019	25.152056	30.807353	22.48%	2,599
2018	26.416795	25.152056	-4.79%	15,550
2017	23.794347	26.416795	11.02%	1,515
2016	24.107759	23.794347	-1.30%	953
2015	24.829321	24.107759	-2.91%	1,397
2014	23.222906	24.829321	6.92%	9,453
2013	17.379018	23.222906	33.63%	855
2012	15.125463	17.379018	14.90%	489
2011	14.597440	15.125463	3.62%	21,245
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	36.263227	42.834443	18.12%	5,972
2019	27.224559	36.263227	33.20%	161
2018	34.401804	27.224559	-20.86%	161
2017	29.129466	34.401804	18.10%	6,324
2016	22.698160	29.129466	28.33%	5,173
2015	25.369987	22.698160	-10.53%	196
2014	24.722491	25.369987	2.62%	3,888
2013	15.844993	24.722491	56.03%	4,470
2012	13.188265	15.844993	20.14%	1,327
2011	15.262097	13.188265	-13.59%	2,014

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	39.327323	45.702192	16.21%	23,011
2019	24.592377	39.327323	59.92%	12,464
2018	29.546303	24.592377	-16.77%	11,166
2017	20.924837	29.546303	41.20%	16,279
2016	17.660681	20.924837	18.48%	18,585
2015	18.250688	17.660681	-3.23%	13,680
2014	14.879060	18.250688	22.66%	8,965
2013	8.962489	14.879060	66.01%	57,163
2012	7.039693	8.962489	27.31%	1,117
2011	7.448037	7.039693	-5.48%	13,327
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	27.703009	34.708673	25.29%	18,883
2019	22.238103	27.703009	24.57%	39,219
2018	23.951058	22.238103	-7.15%	65,912
2017	19.566113	23.951058	22.41%	88,981
2016	19.383868	19.566113	0.94%	82,640
2015	19.488495	19.383868	-0.54%	162,199
2014	17.617300	19.488495	10.62%	389,907
2013	12.668983	17.617300	39.06%	241,158
2012	11.363028	12.668983	11.49%	24,252
2011	11.674472	11.363028	-2.67%	38,383
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	23.795287	20.941361	-11.99%	98,721
2019	19.617124	23.795287	21.30%	92,728
2018	23.000904	19.617124	-14.71%	117,353
2017	20.173658	23.000904	14.01%	154,748
2016	17.462665	20.173658	15.52%	257,830
2015	19.583511	17.462665	-10.83%	149,591
2014	17.938813	19.583511	9.17%	317,919
2013	12.549848	17.938813	42.94%	923,756
2012	10.434853	12.549848	20.27%	69,138
2011	10.951206	10.434853	-4.72%	325,442
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	25.784079	33.101274	28.38%	15,596
2019	22.704314	25.784079	13.56%	17,540
2018	27.093103	22.704314	-16.20%	23,142
2017	23.182745	27.093103	16.87%	28,182
2016	22.939464	23.182745	1.06%	34,719
2015	23.008850	22.939464	-0.30%	88,899
2014	23.751804	23.008850	-3.13%	59,121
2013	18.006514	23.751804	31.91%	255,091
2012	15.768545	18.006514	14.19%	15,160
2011	16.130537	15.768545	-2.24%	22,637

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	22.791603	24.090206	5.70%	11,797
2019	18.914299	22.791603	20.50%	10,421
2018	23.726631	18.914299	-20.28%	15,659
2017	21.309559	23.726631	11.34%	25,488
2016	16.801503	21.309559	26.83%	67,533
2015	19.373366	16.801503	-13.28%	26,773
2014	18.448020	19.373366	5.02%	42,615
2013	13.805040	18.448020	33.63%	309,945
2012	11.992740	13.805040	15.11%	4,585
2011	13.126006	11.992740	-8.63%	288,696
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	25.801381	29.389194	13.91%	26,885
2019	23.292176	25.801381	10.77%	17,467
2018	26.022804	23.292176	-10.49%	24,540
2017	22.780906	26.022804	14.23%	21,687
2016	19.504629	22.780906	16.80%	24,657
2015	19.896026	19.504629	-1.97%	35,571
2014	20.219656	19.896026	-1.60%	52,139
2013	14.541670	20.219656	39.05%	250,003
2012	13.361278	14.541670	8.83%	4,045
2011	13.116980	13.361278	1.86%	13,786
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	17.766383	16.438470	-7.47%	5,744
2019	14.961529	17.766383	18.75%	5,016
2018	19.146298	14.961529	-21.86%	14,834
2017	19.510899	19.146298	-1.87%	30,120
2016	15.050316	19.510899	29.64%	46,055
2015	17.691047	15.050316	-14.93%	30,710
2014	17.745804	17.691047	-0.31%	54,458
2013	12.626512	17.745804	40.54%	41,013
2012	10.659832	12.626512	18.45%	25,341
2011	11.962550	10.659832	-10.89%	27,027
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	6.926943	5.859429	-15.41%	632
2019	6.729170	6.926943	2.94%	663
2018	6.116164	6.729170	10.02%	1,968
2017	7.547406	6.116164	-18.96%	617
2016	7.167904	7.547406	5.29%	3,703
2015	6.426428	7.167904	11.54%	15,401
2014	5.312633	6.426428	20.97%	27,121
2013	5.564226	5.312633	-4.52%	9,118
2012	6.033939	5.564226	-7.78%	8,685
2011	6.404690	6.033939	-5.79%	29,237

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2020	35.354470	51.922453	46.86%	6,745
2019	25.710324	35.354470	37.51%	12,774
2018	26.527027	25.710324	-3.08%	16,649
2017	20.324889	26.527027	30.51%	22,958
2016	18.595445	20.324889	9.30%	28,060
2015	18.689754	18.595445	-0.50%	16,078
2014	17.226969	18.689754	8.49%	26,043
2013	12.930408	17.226969	33.23%	16,429
2012	11.734836	12.930408	10.19%	3,593
2011	13.133556	11.734836	-10.65%	7,931
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	9.966208	10.737884	7.74%	138
2019	8.946294	9.966208	11.40%	143
2018	9.600989	8.946294	-6.82%	1,691
2017	9.217190	9.600989	4.16%	1,632
2016	7.978157	9.217190	15.53%	8,941
2015	8.692777	7.978157	-8.22%	8,542
2014	8.608968	8.692777	0.97%	8,364
2013	7.448192	8.608968	15.58%	9,048
2012	7.218787	7.448192	3.18%	60
2011	8.570265	7.218787	-15.77%	60
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	31.211050	43.188992	38.38%	560
2019	25.947048	31.211050	20.29%	2,218
2018	32.985266	25.947048	-21.34%	2,892
2017	27.471062	32.985266	20.07%	5,433
2016	24.185489	27.471062	13.58%	21,482
2015	28.608905	24.185489	-15.46%	2,876
2014	23.675710	28.608905	20.84%	14,609
2013	15.972160	23.675710	48.23%	32,085
2012	13.804974	15.972160	15.70%	18,945
2011	15.784097	13.804974	-12.54%	2,821
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	21.639513	20.200465	-6.65%	5,265
2019	18.477882	21.639513	17.11%	4,025
2018	18.095439	18.477882	2.11%	14,783
2017	16.564057	18.095439	9.25%	11,939
2016	14.468694	16.564057	14.48%	9,461
2015	15.872487	14.468694	-8.84%	61,816
2014	13.125611	15.872487	20.93%	50,399
2013	11.739337	13.125611	11.81%	12,864
2012	11.798829	11.739337	-0.50%	4,595
2011	10.310767	11.798829	14.43%	27,923

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	5.291983	5.712033	7.94%	0
2019	5.651980	5.291983	-6.37%	0
2018	6.500580	5.651980	-13.05%	0
2017	5.536649	6.500580	17.41%	0
2016	6.163318	5.536649	-10.17%	0
2015	7.530901	6.163318	-18.16%	5,923
2014	9.801342	7.530901	-23.16%	1,029
2013	10.249259	9.801342	-4.37%	4,636
2012	10.335555	10.249259	-0.83%	3,055
2011	10.904976	10.335555	-5.22%	3,730
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	10.948300	11.568080	5.66%	594
2019	10.480108	10.948300	4.47%	1,459
2018	9.945793	10.480108	5.37%	5,093
2017	9.854387	9.945793	0.93%	5,935
2016	9.775430	9.854387	0.81%	7,515
2015	10.025132	9.775430	-2.49%	7,410
2014	10.050014	10.025132	-0.25%	4,983
2013*	10.000000	10.050014	0.50%	499
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.706106	5.515851	17.21%	74,720
2019	4.275198	4.706106	10.08%	83,139
2018	6.058290	4.275198	-29.43%	75,115
2017	6.262869	6.058290	-3.27%	100,420
2016	4.428644	6.262869	41.42%	145,839
2015	6.762698	4.428644	-34.51%	91,218
2014	8.495798	6.762698	-20.40%	67,407
2013	7.811116	8.495798	8.77%	40,085
2012	7.678435	7.811116	1.73%	17,078
2011*	10.000000	7.678435	-23.22%	7,812
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	12.077676	16.475481	36.41%	15,458
2019	8.846305	12.077676	36.53%	4,254
2018	10.777768	8.846305	-17.92%	3,442
2017*	10.000000	10.777768	7.78%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.772559	10.435925	-3.12%	0
2019*	10.000000	10.772559	7.73%	421

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	15.156912	16.286023	7.45%	5,169
2019	13.037931	15.156912	16.25%	3,115
2018	14.165926	13.037931	-7.96%	2,941
2017	12.456818	14.165926	13.72%	2,941
2016	12.126401	12.456818	2.72%	661
2015	12.172346	12.126401	-0.38%	13,031
2014	11.555044	12.172346	5.34%	2,796
2013	10.104562	11.555044	14.35%	1,853
2012	9.062330	10.104562	11.50%	2,702
2011*	10.000000	9.062330	-9.38%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.776239	8.822265	0.52%	0
2019	7.640640	8.776239	14.86%	2,246
2018*	10.000000	7.640640	-23.59%	2,246
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.876985	6.536612	-26.36%	2,564
2019	7.495820	8.876985	18.43%	6,233
2018	9.405438	7.495820	-20.30%	8,012
2017	9.643754	9.405438	-2.47%	7,972
2016	6.963995	9.643754	38.48%	8,560
2015	11.407052	6.963995	-38.95%	7,229
2014	10.363977	11.407052	10.06%	57,876
2013*	10.000000	10.363977	3.64%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	15.361652	16.505681	7.45%	0
2019	11.169515	15.361652	37.53%	483
2018	12.985256	11.169515	-13.98%	1,766
2017	10.565378	12.985256	22.90%	8,512
2016	9.948993	10.565378	6.20%	3,776
2015	10.250915	9.948993	-2.95%	4,095
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.536754	11.353049	7.75%	79,575
2019	9.837715	10.536754	7.11%	31,608
2018	10.293837	9.837715	-4.43%	40,095
2017	10.095378	10.293837	1.97%	77,870
2016	9.832866	10.095378	2.67%	113,730
2015	10.250846	9.832866	-4.08%	115,830
2014	10.089882	10.250846	1.60%	91,686
2013	11.209696	10.089882	-9.99%	32,763
2012	10.614261	11.209696	5.61%	35,304
2011*	10.000000	10.614261	6.14%	15,803

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	13.627619	14.985467	9.96%	35,868
2019	11.178935	13.627619	21.90%	55,985
2018	12.205801	11.178935	-8.41%	56,699
2017	10.299871	12.205801	18.50%	97,006
2016	9.227913	10.299871	11.62%	155,881
2015*	10.000000	9.227913	-7.72%	121,843
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	13.235254	13.144033	-0.69%	20,448
2019	10.593415	13.235254	24.94%	35,583
2018	11.857183	10.593415	-10.66%	85,310
2017	11.085793	11.857183	6.96%	62,678
2016	9.355273	11.085793	18.50%	77,811
2015*	10.000000	9.355273	-6.45%	49,850
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.336635	11.608306	2.40%	40,805
2019	9.800162	11.336635	15.68%	45,613
2018	10.744352	9.800162	-8.79%	51,864
2017	9.697450	10.744352	10.80%	107,799
2016	9.500140	9.697450	2.08%	88,474
2015	9.835857	9.500140	-3.41%	98,947
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	15.822554	20.135008	27.26%	2,770
2019	12.258025	15.822554	29.08%	8,023
2018	13.975115	12.258025	-12.29%	16,579
2017	11.310610	13.975115	23.56%	12,659
2016	11.291203	11.310610	0.17%	12,472
2015	11.482875	11.291203	-1.67%	15,434
2014	11.459759	11.482875	0.20%	4,620
2013*	10.000000	11.459759	14.60%	2,140
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.484092	11.192004	6.75%	4,168
2019	9.766610	10.484092	7.35%	6,757
2018	10.003539	9.766610	-2.37%	3,407
2017	9.854941	10.003539	1.51%	2,021
2016*	10.000000	9.854941	-1.45%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	12.284446	13.815644	12.46%	87,196
2019	10.303761	12.284446	19.22%	78,954
2018	11.050132	10.303761	-6.75%	2,226
2017	9.793178	11.050132	12.83%	2,226
2016	9.379231	9.793178	4.41%	7,348
2015	9.932469	9.379231	-5.57%	208

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.530227	14.800684	1.86%	1,250
2019	11.590968	14.530227	25.36%	41,668
2018	12.730689	11.590968	-8.95%	2,613
2017	11.111319	12.730689	14.57%	2,278
2016*	10.000000	11.111319	11.11%	4,101
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	14.335901	17.019229	18.72%	141,800
2019	12.378532	14.335901	15.81%	166,624
2018	13.619598	12.378532	-9.11%	181,821
2017	12.178036	13.619598	11.84%	215,670
2016	11.927909	12.178036	2.10%	237,419
2015	12.250671	11.927909	-2.63%	270,089
2014	12.220090	12.250671	0.25%	249,670
2013	10.859569	12.220090	12.53%	108,786
2012	10.041377	10.859569	8.15%	45,585
2011	10.595171	10.041377	-5.23%	42,464
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.051169	13.842873	6.07%	5,872
2019	11.071807	13.051169	17.88%	7,773
2018	13.353207	11.071807	-17.09%	12,259
2017	11.801561	13.353207	13.15%	17,471
2016	10.415622	11.801561	13.31%	26,804
2015	10.863731	10.415622	-4.12%	15,483
2014*	10.000000	10.863731	8.64%	3,901
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.017516	11.519112	4.55%	6,741
2019	9.613886	11.017516	14.60%	19,876
2018	10.183290	9.613886	-5.59%	15,924
2017*	10.000000	10.183290	1.83%	1,025
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	5.200655	5.039140	-3.11%	3,010
2019	4.956316	5.200655	4.93%	4,246
2018	5.705002	4.956316	-13.12%	2,883
2017	5.713796	5.705002	-0.15%	2,812
2016	5.185991	5.713796	10.18%	2,888
2015	7.039901	5.185991	-26.33%	3,013
2014	8.625390	7.039901	-18.38%	1,740
2013	9.774022	8.625390	-11.75%	0
2012	10.151086	9.774022	-3.71%	0
2011	11.815930	10.151086	-14.09%	626

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.782778	10.816877	0.32%	157,615
2019	10.238896	10.782778	5.31%	185,266
2018	10.420575	10.238896	-1.74%	216,160
2017	10.242317	10.420575	1.74%	64,620
2016	9.558575	10.242317	7.15%	84,606
2015*	10.000000	9.558575	-4.41%	45,107
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.451436	13.452987	28.72%	7,530
2019	8.225458	10.451436	27.06%	11,142
2018*	10.000000	8.225458	-17.75%	11,859
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	14.132323	15.919481	12.65%	23,573
2019	12.176182	14.132323	16.07%	0
2018	13.118137	12.176182	-7.18%	0
2017	11.726070	13.118137	11.87%	1,713
2016	11.593058	11.726070	1.15%	1,713
2015	11.794669	11.593058	-1.71%	19,977
2014	11.363202	11.794669	3.80%	22,589
2013	10.017238	11.363202	13.44%	28,266
2012	9.075291	10.017238	10.38%	12,323
2011*	10.000000	9.075291	-9.25%	6,797
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.314342	15.992190	20.11%	142,959
2019	10.907355	13.314342	22.07%	121,483
2018	11.606839	10.907355	-6.03%	114,520
2017	10.163078	11.606839	14.21%	22,005
2016	9.659009	10.163078	5.22%	4,019
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	13.350411	13.975777	4.68%	36,890
2019	10.679466	13.350411	25.01%	49,300
2018	11.873351	10.679466	-10.06%	62,553
2017	10.716332	11.873351	10.80%	75,187
2016	9.256370	10.716332	15.77%	97,042
2015*	10.000000	9.256370	-7.44%	78,778
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.677268	15.531297	5.82%	18,014
2019	11.507884	14.677268	27.54%	21,337
2018	12.886674	11.507884	-10.70%	22,475
2017	11.235772	12.886674	14.69%	22,003
2016*	10.000000	11.235772	12.36%	20,069

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.334204	24.472896	41.18%	58,011
2019	13.155267	17.334204	31.77%	67,488
2018	13.435320	13.155267	-2.08%	58,196
2017	10.132288	13.435320	32.60%	216,304
2016	10.245461	10.132288	-1.10%	322,088
2015*	10.000000	10.245461	2.45%	663,154
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	11.484811	11.569031	0.73%	15,086
2019	10.174737	11.484811	12.88%	17,847
2018	10.735764	10.174737	-5.23%	18,739
2017	10.209545	10.735764	5.15%	20,257
2016	9.092070	10.209545	12.29%	49,300
2015*	10.000000	9.092070	-9.08%	166,278
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.685980	11.472718	7.36%	38,748
2019	9.931274	10.685980	7.60%	20,787
2018	10.178941	9.931274	-2.43%	945
2017	9.951958	10.178941	2.28%	2,295
2016*	10.000000	9.951958	-0.48%	14,352
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.243296	11.223532	-8.33%	3,635
2019	10.125055	12.243296	20.92%	17,421
2018	11.006378	10.125055	-8.01%	2,383
2017	10.783787	11.006378	2.06%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	11.135546	11.735939	5.39%	45,940
2019	10.232060	11.135546	8.83%	67,269
2018	10.706911	10.232060	-4.43%	65,239
2017	10.122275	10.706911	5.78%	141,503
2016	9.527725	10.122275	6.24%	85,314
2015	9.878838	9.527725	-3.55%	47,828
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	16.651762	18.300219	9.90%	753
2019	14.125827	16.651762	17.88%	0
2018	15.898164	14.125827	-11.15%	0
2017	14.434997	15.898164	10.14%	0
2016	12.967322	14.434997	11.32%	0
2015	14.058379	12.967322	-7.76%	653
2014	13.898406	14.058379	1.15%	15,947
2013	11.417487	13.898406	21.73%	16,401
2012	10.066065	11.417487	13.43%	13,466
2011	10.394889	10.066065	-3.16%	1,743

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	12.866728	12.742203	-0.97%	77,921
2019	11.272363	12.866728	14.14%	88,034
2018	11.978092	11.272363	-5.89%	147,878
2017	11.104331	11.978092	7.87%	176,022
2016	9.901558	11.104331	12.15%	164,935
2015	10.831818	9.901558	-8.59%	102,071
2014	10.527604	10.831818	2.89%	131,227
2013*	10.000000	10.527604	5.28%	23,573
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	14.134290	13.280612	-6.04%	8,153
2019	11.555522	14.134290	22.32%	7,995
2018	13.235236	11.555522	-12.69%	14,563
2017	12.391245	13.235236	6.81%	26,002
2016	11.231074	12.391245	10.33%	17,299
2015	11.852145	11.231074	-5.24%	19,810
2014	11.400214	11.852145	3.96%	14,343
2013*	10.000000	11.400214	14.00%	8,472
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.580821	8.925075	-6.84%	56,800
2019	9.549320	9.580821	0.33%	60,414
2018	9.525822	9.549320	0.25%	63,902
2017	9.502210	9.525822	0.25%	64,641
2016	9.385395	9.502210	1.24%	90,296
2015*	10.000000	9.385395	-6.15%	51,389
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.489074	11.764310	2.40%	6,073
2019	10.436101	11.489074	10.09%	13,362
2018	11.093151	10.436101	-5.92%	14,832
2017	9.971319	11.093151	11.25%	2,697
2016	9.716673	9.971319	2.62%	2,730
2015	10.489923	9.716673	-7.37%	2,718
2014	10.261074	10.489923	2.23%	0
2013*	10.000000	10.261074	2.61%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.625858	9.503236	-1.27%	5,266
2019	9.609208	9.625858	0.17%	7,008
2018	9.639427	9.609208	-0.31%	7,671
2017	9.679150	9.639427	-0.41%	5,940
2016	9.747428	9.679150	-0.70%	4,344
2015	9.967273	9.747428	-2.21%	3,652
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.042786	10.540772	4.96%	0
2019	9.383474	10.042786	7.03%	0
2018*	10.000000	9.383474	-6.17%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	6.276195	6.332976	0.90%	39,000
2019	5.901026	6.276195	6.36%	44,691
2018	6.596049	5.901026	-10.54%	50,689
2017	6.169109	6.596049	6.92%	77,907
2016	7.358894	6.169109	-16.17%	111,371
2015	7.599995	7.358894	-3.17%	100,858
2014	6.894358	7.599995	10.23%	21,053
2013	6.833094	6.894358	0.90%	9,796
2012	7.824763	6.833094	-12.67%	10,783
2011	8.706946	7.824763	-10.13%	4,631
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	13.748055	14.187601	3.20%	6,020
2019	13.245152	13.748055	3.80%	7,658
2018	15.469797	13.245152	-14.38%	12,436
2017	13.694520	15.469797	12.96%	17,168
2016	13.833010	13.694520	-1.00%	18,073
2015	13.890053	13.833010	-0.41%	26,153
2014	13.739103	13.890053	1.10%	16,212
2013	11.893245	13.739103	15.52%	13,248
2012	11.580127	11.893245	2.70%	21,961
2011	12.600951	11.580127	-8.10%	1,802
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.679874	9.167355	5.62%	11,533
2019	8.404175	8.679874	3.28%	14,893
2018	9.002806	8.404175	-6.65%	18,844
2017	8.828991	9.002806	1.97%	25,736
2016	9.020325	8.828991	-2.12%	72,251
2015	9.005171	9.020325	0.17%	18,203
2014	8.748602	9.005171	2.93%	18,365
2013	8.750705	8.748602	-0.02%	16,942
2012	8.704219	8.750705	0.53%	64,868
2011	8.560465	8.704219	1.68%	9,216
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	11.344521	11.158140	-1.64%	42,246
2019	10.719743	11.344521	5.83%	35,849
2018	10.988958	10.719743	-2.45%	43,427
2017	10.798898	10.988958	1.76%	36,048
2016	10.113544	10.798898	6.78%	34,183
2015	10.208858	10.113544	-0.93%	104,743
2014	10.138722	10.208858	0.69%	94,660
2013*	10.000000	10.138722	1.39%	33,328

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	12.007306	12.988923	8.18%	7,699
2019	10.627133	12.007306	12.99%	9,079
2018	11.583878	10.627133	-8.26%	6,070
2017	10.723358	11.583878	8.02%	8,131
2016	9.776880	10.723358	9.68%	26,713
2015	10.398508	9.776880	-5.98%	24,609
2014	10.001834	10.398508	3.97%	18,508
2013*	10.000000	10.001834	0.02%	108
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	16.918084	21.187608	25.24%	14,960
2019	13.085844	16.918084	29.29%	22,342
2018	15.364527	13.085844	-14.83%	23,458
2017	11.459421	15.364527	34.08%	49,631
2016	11.669488	11.459421	-1.80%	49,720
2015	11.444970	11.669488	1.96%	44,888
2014	11.402558	11.444970	0.37%	23,841
2013*	10.000000	11.402558	14.03%	3,638
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	14.297600	16.013165	12.00%	79,293
2019	11.937648	14.297600	19.77%	90,682
2018	12.837294	11.937648	-7.01%	95,701
2017	11.035496	12.837294	16.33%	113,437
2016	11.515886	11.035496	-4.17%	159,548
2015	12.775433	11.515886	-9.86%	193,928
2014	13.711755	12.775433	-6.83%	190,640
2013	11.141610	13.711755	23.07%	171,597
2012	9.506060	11.141610	17.21%	206,702
2011	10.415801	9.506060	-8.73%	222,850
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.063943	9.771641	-2.90%	46,538
2019	8.661421	10.063943	16.19%	49,574
2018	10.814437	8.661421	-19.91%	68,646
2017	8.601727	10.814437	25.72%	128,006
2016	7.240929	8.601727	18.79%	101,161
2015	9.209577	7.240929	-21.38%	37,899
2014	9.819462	9.209577	-6.21%	10,438
2013*	10.000000	9.819462	-1.81%	1,377
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.434583	12.046605	5.35%	21,472
2019	10.197357	11.434583	12.13%	24,944
2018	10.819911	10.197357	-5.75%	27,293
2017	10.145921	10.819911	6.64%	30,481
2016	8.942338	10.145921	13.46%	41,342
2015	9.680843	8.942338	-7.63%	28,207
2014	9.994125	9.680843	-3.13%	15,978
2013*	10.000000	9.994125	-0.06%	313,274

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.741656	11.349035	5.65%	5,666
2019	10.074592	10.741656	6.62%	3,602
2018	10.350807	10.074592	-2.67%	2,413
2017	10.132476	10.350807	2.15%	1,925
2016	9.880795	10.132476	2.55%	1,200
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.763840	18.351955	33.33%	7,416
2019	11.468074	13.763840	20.02%	212
2018	11.971540	11.468074	-4.21%	1,166
2017	10.906224	11.971540	9.77%	526
2016*	10.000000	10.906224	9.06%	2,791
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	12.713616	13.252311	4.24%	8,790
2019	11.309484	12.713616	12.42%	6,541
2018	12.080455	11.309484	-6.38%	7,667
2017	11.106842	12.080455	8.77%	21,703
2016	10.655324	11.106842	4.24%	32,103
2015	11.110834	10.655324	-4.10%	41,964
2014	10.836942	11.110834	2.53%	37,768
2013	10.151558	10.836942	6.75%	3,947
2012	9.447076	10.151558	7.46%	1,453
2011*	10.000000	9.447076	-5.53%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	12.670232	13.150673	3.79%	35,828
2019	11.283902	12.670232	12.29%	43,894
2018	12.343862	11.283902	-8.59%	49,352
2017	11.452600	12.343862	7.78%	78,113
2016	10.530053	11.452600	8.76%	101,971
2015	10.834069	10.530053	-2.81%	75,897
2014	10.706386	10.834069	1.19%	53,434
2013	11.930733	10.706386	-10.26%	9,077
2012	10.291620	11.930733	15.93%	12,660
2011*	10.000000	10.291620	2.92%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.783421	12.391942	-3.06%	10,299
2019	10.165112	12.783421	25.76%	10,631
2018	11.221962	10.165112	-9.42%	14,496
2017	10.137950	11.221962	10.69%	26,866
2016	8.965633	10.137950	13.08%	24,166
2015	10.586013	8.965633	-15.31%	3,630
2014*	10.000000	10.586013	5.86%	19,683

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	13.293996	11.132815	-16.26%	53,884
2019	11.449731	13.293996	16.11%	48,236
2018	12.682991	11.449731	-9.72%	54,574
2017	11.754144	12.682991	7.90%	67,405
2016	11.588895	11.754144	1.43%	112,190
2015	11.952838	11.588895	-3.04%	68,149
2014	10.674735	11.952838	11.97%	44,554
2013	10.575287	10.674735	0.94%	26,071
2012	8.275118	10.575287	27.80%	6,025
2011*	10.000000	8.275118	-17.25%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	13.094776	14.275668	9.02%	0
2019	11.308152	13.094776	15.80%	0
2018	12.317893	11.308152	-8.20%	679
2017	10.799743	12.317893	14.06%	2,912
2016	10.408615	10.799743	3.76%	5,307
2015	11.322599	10.408615	-8.07%	6,161
2014	11.287254	11.322599	0.31%	5,114
2013	9.914704	11.287254	13.84%	3,097
2012	8.866943	9.914704	11.82%	607
2011*	10.000000	8.866943	-11.33%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	16.082917	23.846314	48.27%	11,414
2019	12.310277	16.082917	30.65%	5,699
2018	15.022228	12.310277	-18.05%	8,544
2017	12.166599	15.022228	23.47%	14,049
2016	12.683673	12.166599	-4.08%	19,443
2015	12.981459	12.683673	-2.29%	24,005
2014	13.380173	12.981459	-2.98%	30,053
2013	11.236289	13.380173	19.08%	32,171
2012	9.890226	11.236289	13.61%	5,926
2011	11.126632	9.890226	-11.11%	1,143
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.845645	19.656900	10.15%	207,817
2019	15.022875	17.845645	18.79%	299,410
2018	16.076820	15.022875	-6.56%	356,455
2017	14.116327	16.076820	13.89%	484,385
2016	13.167458	14.116327	7.21%	408,839
2015	13.257899	13.167458	-0.68%	375,462
2014	12.839566	13.257899	3.26%	207,103
2013	10.589226	12.839566	21.25%	120,965
2012	9.304874	10.589226	13.80%	11,383
2011*	10.000000	9.304874	-6.95%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.745634	10.997411	2.34%	33,941
2019	10.008274	10.745634	7.37%	39,561
2018	10.421500	10.008274	-3.97%	40,914
2017	9.964926	10.421500	4.58%	91,164
2016	9.325305	9.964926	6.86%	53,714
2015	9.763968	9.325305	-4.49%	96,450
2014	9.556628	9.763968	2.17%	105,339
2013*	10.000000	9.556628	-4.43%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	17.518043	19.012973	8.53%	3,866
2019	13.774926	17.518043	27.17%	38,128
2018	14.007775	13.774926	-1.66%	8,652
2017	11.816844	14.007775	18.54%	162,636
2016	10.786094	11.816844	9.56%	16,425
2015	10.865417	10.786094	-0.73%	16,861
2014*	10.000000	10.865417	8.65%	21,189
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.120522	12.528049	12.66%	2,711
2019	9.836933	11.120522	13.05%	0
2018	10.928684	9.836933	-9.99%	0
2017	9.382024	10.928684	16.49%	0
2016	9.263430	9.382024	1.28%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	19.157339	21.207602	10.70%	40,625
2019	15.713672	19.157339	21.92%	40,999
2018	17.902559	15.713672	-12.23%	42,851
2017	15.193818	17.902559	17.83%	13,576
2016	14.255721	15.193818	6.58%	25,700
2015	14.753660	14.255721	-3.38%	58,834
2014	14.355629	14.753660	2.77%	66,549
2013	11.273492	14.355629	27.34%	70,422
2012	9.868901	11.273492	14.23%	179
2011	10.717802	9.868901	-7.92%	242
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.102232	16.290844	7.87%	35,715
2019	13.217143	15.102232	14.26%	48,713
2018	14.333652	13.217143	-7.79%	83,891
2017	13.006016	14.333652	10.21%	91,288
2016	12.462381	13.006016	4.36%	86,397
2015	12.807136	12.462381	-2.69%	79,578
2014	12.485434	12.807136	2.58%	58,369
2013	11.072007	12.485434	12.77%	29,852
2012	10.136960	11.072007	9.22%	3,739
2011	10.447198	10.136960	-2.97%	1,772

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	17.158153	18.810107	9.63%	56,615
2019	14.509262	17.158153	18.26%	158,556
2018	16.064952	14.509262	-9.68%	162,166
2017	14.104395	16.064952	13.90%	188,661
2016	13.362036	14.104395	5.56%	198,494
2015	13.769170	13.362036	-2.96%	168,161
2014	13.372028	13.769170	2.97%	115,594
2013	11.213856	13.372028	19.25%	43,066
2012	10.033564	11.213856	11.76%	2,474
2011	10.565830	10.033564	-5.04%	22,378
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.434318	13.157711	5.82%	89,015
2019	11.423919	12.434318	8.84%	92,857
2018	11.927371	11.423919	-4.22%	79,128
2017	11.401933	11.927371	4.61%	124,129
2016	11.081516	11.401933	2.89%	190,136
2015	11.350744	11.081516	-2.37%	273,798
2014	11.168536	11.350744	1.63%	299,792
2013	10.822075	11.168536	3.20%	51,116
2012	10.236464	10.822075	5.72%	47,272
2011	10.262999	10.236464	-0.26%	71,368
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.673444	12.059668	3.31%	0
2019	10.425110	11.673444	11.97%	0
2018	11.400454	10.425110	-8.56%	0
2017	10.099833	11.400454	12.88%	0
2016	9.728235	10.099833	3.82%	16,014
2015	10.335251	9.728235	-5.87%	18,348
2014	10.276391	10.335251	0.57%	1,758
2013*	10.000000	10.276391	2.76%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.074707	12.749457	5.59%	5,946
2019	10.637477	12.074707	13.51%	3,748
2018	11.640291	10.637477	-8.62%	3,748
2017	10.047456	11.640291	15.85%	97,256
2016	9.618044	10.047456	4.46%	99,048
2015	10.280775	9.618044	-6.45%	97,798
2014	10.348379	10.280775	-0.65%	5,377
2013*	10.000000	10.348379	3.48%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.146268	17.577371	8.86%	186,461
2019	13.895816	16.146268	16.20%	120,059
2018	15.208003	13.895816	-8.63%	277,931
2017	13.567182	15.208003	12.09%	357,443
2016	12.923239	13.567182	4.98%	662,233
2015	13.281632	12.923239	-2.70%	884,698
2014	12.914271	13.281632	2.84%	601,433
2013	11.146326	12.914271	15.86%	609,937
2012	10.086099	11.146326	10.51%	10,639
2011	10.499887	10.086099	-3.94%	10,581
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	17.980413	19.851804	10.41%	13,865
2019	14.956957	17.980413	20.21%	14,463
2018	16.806524	14.956957	-11.01%	19,128
2017	14.472552	16.806524	16.13%	25,257
2016	13.676452	14.472552	5.82%	177,859
2015	14.118780	13.676452	-3.13%	332,092
2014	13.729351	14.118780	2.84%	11,491
2013	11.232686	13.729351	22.23%	384,447
2012	9.967692	11.232686	12.69%	9,406
2011	10.631229	9.967692	-6.24%	19,685
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.250240	15.284220	7.26%	198,957
2019	12.676379	14.250240	12.42%	227,221
2018	13.534954	12.676379	-6.34%	109,870
2017	12.523375	13.534954	8.08%	216,107
2016	12.012408	12.523375	4.25%	244,687
2015	12.345451	12.012408	-2.70%	258,297
2014	12.060240	12.345451	2.36%	497,917
2013	11.023648	12.060240	9.40%	193,835
2012	10.185968	11.023648	8.22%	9,033
2011	10.384560	10.185968	-1.91%	6,528
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.571594	11.145411	5.43%	97,437
2019	9.916288	10.571594	6.61%	168,698
2018	10.120433	9.916288	-2.02%	13,882
2017	9.978337	10.120433	1.42%	441,408
2016	9.920899	9.978337	0.58%	148,436
2015	10.073068	9.920899	-1.51%	36,637
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.741826	17.42%	18,487

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.361491	12.184180	7.24%	82,632
2019	10.540836	11.361491	7.79%	79,081
2018	10.876755	10.540836	-3.09%	73,968
2017	10.657271	10.876755	2.06%	107,085
2016	10.485780	10.657271	1.64%	160,051
2015	10.717122	10.485780	-2.16%	257,524
2014	10.389726	10.717122	3.15%	100,523
2013	10.785006	10.389726	-3.67%	74,725
2012	10.237673	10.785006	5.35%	117,506
2011*	10.000000	10.237673	2.38%	50,436
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.556898	10.771246	2.03%	81,509
2019	10.070756	10.556898	4.83%	81,509
2018*	10.000000	10.070756	0.71%	81,509
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	11.524568	12.841652	11.43%	20,713
2019	9.530972	11.524568	20.92%	24,675
2018	11.735887	9.530972	-18.79%	17,520
2017	8.432391	11.735887	39.18%	27,660
2016	7.959263	8.432391	5.94%	25,689
2015	9.633903	7.959263	-17.38%	110,344
2014*	10.000000	9.633903	-3.66%	29,424
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.938185	12.447480	4.27%	5,075
2019	10.579033	11.938185	12.85%	5,075
2018	11.090100	10.579033	-4.61%	5,596
2017	10.561962	11.090100	5.00%	7,530
2016	9.406971	10.561962	12.28%	7,538
2015	9.820864	9.406971	-4.21%	7,546
2014*	10.000000	9.820864	-1.79%	7,851
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.182609	10.623768	4.33%	44,706
2019	9.742549	10.182609	4.52%	25,481
2018	9.911666	9.742549	-1.71%	37,405
2017	9.871732	9.911666	0.40%	62,272
2016	9.963005	9.871732	-0.92%	189,631
2015	10.141178	9.963005	-1.76%	256,167
2014*	10.000000	10.141178	1.41%	37,472

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	8.705442	8.577464	-1.47%	530,457
2019	8.718310	8.705442	-0.15%	656,368
2018	8.765684	8.718310	-0.54%	1,765,948
2017	8.893133	8.765684	-1.43%	1,770,241
2016	9.041740	8.893133	-1.64%	995,280
2015	9.193430	9.041740	-1.65%	2,106,872
2014	9.347663	9.193430	-1.65%	2,667,068
2013	9.504481	9.347663	-1.65%	1,106,339
2012	9.664374	9.504481	-1.65%	2,084,332
2011	9.826056	9.664374	-1.65%	1,817,061
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.725942	12.401332	5.76%	16,150
2019	9.791186	11.725942	19.76%	53,133
2018	11.551606	9.791186	-15.24%	43,311
2017	9.404456	11.551606	22.83%	111,144
2016	9.474376	9.404456	-0.74%	58,710
2015	9.726665	9.474376	-2.59%	115,571
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.756434	15.263461	10.96%	18,507
2019	11.304432	13.756434	21.69%	24,479
2018	12.611946	11.304432	-10.37%	24,992
2017	10.827457	12.611946	16.48%	29,623
2016	10.056465	10.827457	7.67%	13,188
2015	10.328277	10.056465	-2.63%	2,451
2014*	10.000000	10.328277	3.28%	7,644
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	12.185346	13.111590	7.60%	58,723
2019	10.741835	12.185346	13.44%	58,776
2018	11.479773	10.741835	-6.43%	61,789
2017	10.502780	11.479773	9.30%	93,910
2016	10.045367	10.502780	4.55%	92,089
2015	10.231667	10.045367	-1.82%	92,337
2014*	10.000000	10.231667	2.32%	20,491
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	13.092040	14.372087	9.78%	50,490
2019	11.098556	13.092040	17.96%	28,118
2018	12.066587	11.098556	-8.02%	32,675
2017	10.685988	12.066587	12.92%	58,968
2016	10.084307	10.685988	5.97%	68,328
2015	10.308323	10.084307	-2.17%	50,094
2014*	10.000000	10.308323	3.08%	83,459

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.083243	11.632358	4.95%	147,151
2019	10.288395	11.083243	7.73%	162,950
2018	10.654088	10.288395	-3.43%	182,269
2017	10.249869	10.654088	3.94%	317,172
2016	9.995195	10.249869	2.55%	379,961
2015	10.136047	9.995195	-1.39%	403,569
2014*	10.000000	10.136047	1.36%	177,419
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.827432	12.162751	2.84%	607
2019	10.642503	11.827432	11.13%	6,387
2018	11.467155	10.642503	-7.19%	6,387
2017	10.224408	11.467155	12.15%	6,387
2016	9.834155	10.224408	3.97%	13,513
2015	10.334098	9.834155	-4.84%	7,126
2014	10.255615	10.334098	0.77%	0
2013*	10.000000	10.255615	2.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.360233	12.925539	4.57%	0
2019	10.904786	12.360233	13.35%	0
2018	11.803383	10.904786	-7.61%	0
2017	10.260378	11.803383	15.04%	0
2016	9.754053	10.260378	5.19%	1,656
2015	10.326112	9.754053	-5.54%	4,702
2014	10.320430	10.326112	0.06%	4,113
2013*	10.000000	10.320430	3.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.687686	13.769176	8.52%	199,675
2019	10.956325	12.687686	15.80%	264,285
2018	11.812104	10.956325	-7.24%	332,594
2017	10.634940	11.812104	11.07%	400,638
2016	10.091997	10.634940	5.38%	526,393
2015	10.295774	10.091997	-1.98%	320,696
2014*	10.000000	10.295774	2.96%	60,219
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.386367	14.788645	10.48%	21,371
2019	11.172237	13.386367	19.82%	26,033
2018	12.312054	11.172237	-9.26%	31,433
2017	10.728606	12.312054	14.76%	48,249
2016	10.055266	10.728606	6.70%	89,150
2015	10.299134	10.055266	-2.37%	22,186
2014*	10.000000	10.299134	2.99%	18,928

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.864478	12.666706	6.76%	100,688
2019	10.630231	11.864478	11.61%	77,474
2018	11.228614	10.630231	-5.33%	90,946
2017	10.453557	11.228614	7.41%	127,319
2016	10.055027	10.453557	3.96%	212,605
2015	10.226854	10.055027	-1.68%	114,355
2014*	10.000000	10.226854	2.27%	12,000
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.448759	11.008516	5.36%	0
2019*	10.000000	10.448759	4.49%	843
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.748882	12.237643	13.85%	0
2019*	10.000000	10.748882	7.49%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	26.475278	33.828289	27.77%	18,676
2019	20.672456	26.475278	28.07%	23,853
2018	21.749998	20.672456	-4.95%	23,520
2017	17.026432	21.749998	27.74%	17,815
2016	16.973506	17.026432	0.31%	37,469
2015	16.734538	16.973506	1.43%	28,747
2014	15.447604	16.734538	8.33%	26,303
2013	11.685291	15.447604	32.20%	4,225
2012	10.230545	11.685291	14.22%	84
2011	10.749303	10.230545	-4.83%	234
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.291342	18.991262	16.57%	3,679
2019	12.061666	16.291342	35.07%	8,858
2018	12.457112	12.061666	-3.17%	10,097
2017	9.967422	12.457112	24.98%	8,960
2016	9.808108	9.967422	1.62%	9,339
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.791072	17.91%	44,036
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	14.077564	15.661096	11.25%	80,761
2019	11.391618	14.077564	23.58%	95,366
2018	13.072001	11.391618	-12.85%	84,773
2017	11.479317	13.072001	13.87%	122,326
2016	9.702734	11.479317	18.31%	95,554
2015	10.122039	9.702734	-4.14%	46,411

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.372832	22.724018	-2.78%	10,635
2019	19.189071	23.372832	21.80%	12,827
2018	22.468749	19.189071	-14.60%	25,599
2017	20.067481	22.468749	11.97%	34,997
2016	17.350571	20.067481	15.66%	47,510
2015	18.165883	17.350571	-4.49%	35,003
2014	15.784166	18.165883	15.09%	56,721
2013	11.828675	15.784166	33.44%	46,142
2012	10.337789	11.828675	14.42%	1,989
2011	10.760670	10.337789	-3.93%	178
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	17.262461	23.919674	38.56%	13,074
2019	12.933254	17.262461	33.47%	27,584
2018	14.285822	12.933254	-9.47%	34,003
2017	11.626749	14.285822	22.87%	32,551
2016	10.914808	11.626749	6.52%	29,816
2015	11.014655	10.914808	-0.91%	43,255
2014*	10.000000	11.014655	10.15%	8,075
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	12.583583	13.013614	3.42%	21,076
2019	10.751773	12.583583	17.04%	21,987
2018	13.165185	10.751773	-18.33%	42,199
2017	12.273074	13.165185	7.27%	44,652
2016	9.908766	12.273074	23.86%	61,997
2015	10.720673	9.908766	-7.57%	40,808
2014*	10.000000	10.720673	7.21%	35,026
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	14.406358	17.383481	20.67%	17,408
2019	11.657977	14.406358	23.58%	17,721
2018	13.569081	11.657977	-14.08%	12,696
2017	12.156458	13.569081	11.62%	13,736
2016	10.062353	12.156458	20.81%	15,521
2015	10.401266	10.062353	-3.26%	9,715
2014*	10.000000	10.401266	4.01%	36,993
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.862067	17.690914	11.53%	5,144
2019	12.591618	15.862067	25.97%	5,952
2018	13.479044	12.591618	-6.58%	7,432
2017	10.984679	13.479044	22.71%	17,420
2016*	10.000000	10.984679	9.85%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.536376	13.481926	-7.25%	9,802
2019	11.330593	14.536376	28.29%	23,017
2018	12.008982	11.330593	-5.65%	12,980
2017	11.503198	12.008982	4.40%	13,417
2016	10.912424	11.503198	5.41%	34,796
2015	11.761235	10.912424	-7.22%	42,529
2014	9.298509	11.761235	26.49%	19,127
2013*	10.000000	9.298509	-7.01%	3,197
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	15.974988	18.569855	16.24%	196,794
2019	12.384420	15.974988	28.99%	188,316
2018	13.203147	12.384420	-6.20%	197,535
2017	11.045838	13.203147	19.53%	334,263
2016	10.057421	11.045838	9.83%	285,508
2015	10.108576	10.057421	-0.51%	289,749
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.858868	9.970799	1.14%	29,339
2019	9.630638	9.858868	2.37%	28,326
2018	9.713426	9.630638	-0.85%	61,866
2017	9.722404	9.713426	-0.09%	64,378
2016	9.644746	9.722404	0.81%	70,223
2015	9.840120	9.644746	-1.99%	58,002
2014	9.956039	9.840120	-1.16%	58,274
2013	10.112406	9.956039	-1.55%	45,307
2012	9.932513	10.112406	1.81%	10,556
2011*	10.000000	9.932513	-0.67%	2,675
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.660402	16.030460	17.35%	15,315
2019	11.115196	13.660402	22.90%	26,385
2018	12.748937	11.115196	-12.81%	35,262
2017	11.352317	12.748937	12.30%	241,651
2016	9.549221	11.352317	18.88%	78,525
2015	10.207781	9.549221	-6.45%	18,016
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	26.045532	41.113298	57.85%	16,108
2019	19.353135	26.045532	34.58%	17,257
2018	21.171943	19.353135	-8.59%	18,278
2017	16.880182	21.171943	25.42%	21,296
2016	16.182651	16.880182	4.31%	36,195
2015	16.511242	16.182651	-1.99%	121,502
2014	16.186185	16.511242	2.01%	31,380
2013	11.873679	16.186185	36.32%	9,703
2012	10.531112	11.873679	12.75%	786
2011	11.206236	10.531112	-6.02%	607

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	9.985655	10.631962	6.47%	2,407
2019	8.808976	9.985655	13.36%	2,407
2018	9.609360	8.808976	-8.33%	2,407
2017	9.158214	9.609360	4.93%	2,407
2016	9.371863	9.158214	-2.28%	8,283
2015	10.036999	9.371863	-6.63%	8,087
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	10.712908	11.084107	3.46%	595
2019	9.480464	10.712908	13.00%	505
2018	10.551003	9.480464	-10.15%	354
2017	9.721359	10.551003	8.53%	10,825
2016	9.050024	9.721359	7.42%	7,437
2015	9.932066	9.050024	-8.88%	7,437
2014	10.128681	9.932066	-1.94%	23,154
2013*	10.000000	10.128681	1.29%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	9.642870	9.713451	0.73%	348,826
2019	9.523275	9.642870	1.26%	390,280
2018	10.310730	9.523275	-7.64%	541,794
2017	10.190926	10.310730	1.18%	713,151
2016	9.153798	10.190926	11.33%	720,795
2015	9.616005	9.153798	-4.81%	605,879
2014	9.642136	9.616005	-0.27%	717,273
2013*	10.000000	9.642136	-3.58%	447,090
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.808639	12.532215	6.13%	29,531
2019	10.744910	11.808639	9.90%	40,672
2018	11.555613	10.744910	-7.02%	81,848
2017	10.362553	11.555613	11.51%	112,483
2016	9.331646	10.362553	11.05%	122,665
2015	10.448212	9.331646	-10.69%	122,187
2014	10.575410	10.448212	-1.20%	266,704
2013	10.741085	10.575410	-1.54%	308,186
2012	9.513088	10.741085	12.91%	229,765
2011*	10.000000	9.513088	-4.87%	7,635
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.910876	5.884760	-0.44%	7,498
2019	5.397371	5.910876	9.51%	8,326
2018	6.396945	5.397371	-15.63%	11,330
2017	6.373502	6.396945	0.37%	19,779
2016	5.641176	6.373502	12.98%	21,052
2015	7.716070	5.641176	-26.89%	22,112
2014	9.640744	7.716070	-19.96%	18,017
2013	11.493877	9.640744	-16.12%	19,176
2012	11.117508	11.493877	3.39%	20,888
2011	12.225930	11.117508	-9.07%	20,759

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.549434	10.862548	2.97%	5,786
2019	10.231875	10.549434	3.10%	12,791
2018	10.308972	10.231875	-0.75%	15,175
2017	9.991289	10.308972	3.18%	10,145
2016	9.708653	9.991289	2.91%	10,365
2015	10.051235	9.708653	-3.41%	63,359
2014	9.927661	10.051235	1.24%	98,504
2013*	10.000000	9.927661	-0.72%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	14.214363	14.899666	4.82%	12,641
2019	12.605768	14.214363	12.76%	20,842
2018	13.468318	12.605768	-6.40%	14,839
2017	12.473693	13.468318	7.97%	34,891
2016	11.202227	12.473693	11.35%	20,208
2015	11.666088	11.202227	-3.98%	19,968
2014	11.697509	11.666088	-0.27%	48,350
2013	12.794706	11.697509	-8.58%	50,511
2012	11.047177	12.794706	15.82%	76,725
2011	10.575227	11.047177	4.46%	48,272
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.005500	11.906834	8.19%	71,207
2019	10.554808	11.005500	4.27%	17,622
2018	11.213951	10.554808	-5.88%	20,518
2017	10.506316	11.213951	6.74%	51,645
2016	10.276942	10.506316	2.23%	78,269
2015	10.899938	10.276942	-5.72%	75,584
2014	10.848629	10.899938	0.47%	103,929
2013	12.064082	10.848629	-10.07%	67,543
2012	11.479232	12.064082	5.09%	55,322
2011	10.861488	11.479232	5.69%	36,743
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	15.323138	15.916228	3.87%	30,024
2019	13.593841	15.323138	12.72%	288,246
2018	14.214296	13.593841	-4.37%	75,907
2017	13.568154	14.214296	4.76%	98,371
2016	12.278294	13.568154	10.51%	408,532
2015	12.709109	12.278294	-3.39%	123,299
2014	12.517658	12.709109	1.53%	76,431
2013	12.049324	12.517658	3.89%	635,785
2012	10.729047	12.049324	12.31%	606,199
2011	10.566840	10.729047	1.54%	2,178,760
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.893564	11.398009	4.63%	69,807
2019	10.212398	10.893564	6.67%	23,164
2018	10.355032	10.212398	-1.38%	21,578
2017*	10.000000	10.355032	3.55%	14,936

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.626044	11.019981	3.71%	0
2019	10.106731	10.626044	5.14%	783
2018	10.074150	10.106731	0.32%	13,402
2017*	10.000000	10.074150	0.74%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.850185	11.808936	8.84%	2,273
2019	10.318426	10.850185	5.15%	2,228
2018	10.938046	10.318426	-5.66%	2,830
2017	10.042968	10.938046	8.91%	4,537
2016	9.922894	10.042968	1.21%	2,871
2015	10.869292	9.922894	-8.71%	4,251
2014	11.018478	10.869292	-1.35%	2,373
2013	11.990765	11.018478	-8.11%	3,662
2012	11.586236	11.990765	3.49%	3,217
2011	10.865613	11.586236	6.63%	4,063
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.763798	9.880170	1.19%	69,349
2019	9.552778	9.763798	2.21%	47,246
2018	9.690948	9.552778	-1.43%	66,223
2017	9.731230	9.690948	-0.41%	69,065
2016	9.766586	9.731230	-0.36%	126,553
2015	9.909745	9.766586	-1.44%	94,664
2014	10.001156	9.909745	-0.91%	98,649
2013	10.192616	10.001156	-1.88%	75,016
2012	9.800520	10.192616	4.00%	66,060
2011*	10.000000	9.800520	-1.99%	36,959
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.326152	12.089569	6.74%	89,259
2019	10.638761	11.326152	6.46%	56,457
2018	10.887371	10.638761	-2.28%	77,020
2017	10.560804	10.887371	3.09%	169,030
2016	10.467077	10.560804	0.90%	266,933
2015	10.607078	10.467077	-1.32%	224,075
2014	10.353544	10.607078	2.45%	172,272
2013	10.747901	10.353544	-3.67%	193,302
2012	9.980493	10.747901	7.69%	697,907
2011*	10.000000	9.980493	-0.20%	9,530

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	15.031486	15.075706	0.29%	0
2019	13.373333	15.031486	12.40%	0
2018	14.160650	13.373333	-5.56%	0
2017	13.453280	14.160650	5.26%	753
2016	12.021603	13.453280	11.91%	753
2015	12.763918	12.021603	-5.82%	753
2014	13.016607	12.763918	-1.94%	4,402
2013	11.837502	13.016607	9.96%	4,402
2012	10.403709	11.837502	13.78%	7,795
2011	10.797041	10.403709	-3.64%	38,833
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	11.353278	15.135361	33.31%	2,204
2019	9.139524	11.353278	24.22%	14,571
2018	11.416820	9.139524	-19.95%	3,263
2017	8.735684	11.416820	30.69%	1,532
2016	8.825349	8.735684	-1.02%	701
2015	9.902257	8.825349	-10.88%	6,895
2014	10.228857	9.902257	-3.19%	13,228
2013	9.046067	10.228857	13.08%	283
2012	7.965382	9.046067	13.57%	4,489
2011	11.093814	7.965382	-28.20%	1,478
ProFunds - ProFund VP Banks - Q/NQ
2020	20.749515	17.302231	-16.61%	830
2019	15.464343	20.749515	34.18%	482
2018	19.153220	15.464343	-19.26%	187
2017	16.514442	19.153220	15.98%	5,962
2016	13.625653	16.514442	21.20%	23,936
2015	13.914519	13.625653	-2.08%	0
2014	12.817884	13.914519	8.56%	18,014
2013	9.765662	12.817884	31.25%	11,990
2012	7.443388	9.765662	31.20%	16,406
2011*	10.000000	7.443388	-25.57%	8,644
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	10.706092	12.265253	14.56%	11,720
2019	9.247238	10.706092	15.78%	2,409
2018	11.419873	9.247238	-19.03%	30,069
2017	9.443035	11.419873	20.93%	531,310
2016	8.102761	9.443035	16.54%	130,693
2015	9.571315	8.102761	-15.34%	19,657
2014	9.570534	9.571315	0.01%	58,453
2013	8.216576	9.570534	16.48%	16,611
2012	7.701232	8.216576	6.69%	7,062
2011*	10.000000	7.701232	-22.99%	7,871

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2020	2.006038	1.467552	-26.84%	0
2019	2.647144	2.006038	-24.22%	0
2018	2.586928	2.647144	2.33%	0
2017	3.206268	2.586928	-19.32%	0
2016	3.749339	3.206268	-14.48%	3,536
2015	4.009657	3.749339	-6.49%	0
2014	4.754362	4.009657	-15.66%	152,551
2013	6.581672	4.754362	-27.76%	147,960
2012	8.024075	6.581672	-17.98%	3,387
2011	8.953941	8.024075	-10.38%	6,463
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	29.176557	33.107449	13.47%	7,234
2019	25.473919	29.176557	14.54%	3,903
2018	27.778313	25.473919	-8.30%	4,091
2017	23.047542	27.778313	20.53%	4,890
2016	27.724505	23.047542	-16.87%	6,202
2015	27.288978	27.724505	1.60%	12,056
2014	21.388514	27.288978	27.59%	23,167
2013	12.912564	21.388514	65.64%	30,256
2012	9.331171	12.912564	38.38%	20,075
2011*	10.000000	9.331171	-6.69%	2,771
ProFunds - ProFund VP Bull - Q/NQ
2020	23.121933	26.386529	14.12%	26,285
2019	18.241428	23.121933	26.76%	54,675
2018	19.764177	18.241428	-7.70%	25,169
2017	16.837946	19.764177	17.38%	52,334
2016	15.611509	16.837946	7.86%	116,534
2015	15.946470	15.611509	-2.10%	161,440
2014	14.545813	15.946470	9.63%	213,049
2013	11.398123	14.545813	27.62%	119,408
2012	10.176378	11.398123	12.01%	138,491
2011	10.346671	10.176378	-1.65%	51,825
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	18.133104	23.371856	28.89%	9,292
2019	14.567808	18.133104	24.47%	16,838
2018	17.387431	14.567808	-16.22%	8,441
2017	15.365126	17.387431	13.16%	12,990
2016	15.087624	15.365126	1.84%	15,542
2015	14.727592	15.087624	2.44%	68,332
2014	13.585259	14.727592	8.41%	35,569
2013	10.753514	13.585259	26.33%	14,228
2012	9.863222	10.753514	9.03%	3,796
2011*	10.000000	9.863222	-1.37%	161

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	26.169194	33.032896	26.23%	17,858
2019	21.348215	26.169194	22.58%	27,919
2018	21.575638	21.348215	-1.05%	34,696
2017	18.532585	21.575638	16.42%	177,203
2016	18.085724	18.532585	2.47%	56,150
2015	17.565408	18.085724	2.96%	57,320
2014	15.881145	17.565408	10.61%	59,337
2013	11.544697	15.881145	37.56%	39,487
2012	9.614061	11.544697	20.08%	19,061
2011*	10.000000	9.614061	-3.86%	1,263
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	9.413376	11.731936	24.63%	2,629
2019	7.704222	9.413376	22.18%	3,728
2018	9.246009	7.704222	-16.68%	17,130
2017	7.054437	9.246009	31.07%	250,230
2016	6.461111	7.054437	9.18%	72,917
2015	7.949942	6.461111	-18.73%	20,415
2014	8.369624	7.949942	-5.01%	15,756
2013	9.094150	8.369624	-7.97%	36,212
2012	8.676987	9.094150	4.81%	7,069
2011	10.987308	8.676987	-21.03%	7,612
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	12.500282	11.158874	-10.73%	644
2019	10.790583	12.500282	15.84%	1,137
2018	12.778113	10.790583	-15.55%	6,953
2017	10.852636	12.778113	17.74%	6,432
2016	10.234942	10.852636	6.04%	14,753
2015	11.676894	10.234942	-12.35%	28,049
2014	12.996693	11.676894	-10.15%	12,147
2013	10.864136	12.996693	19.63%	19,423
2012	9.474426	10.864136	14.67%	4,982
2011	10.572550	9.474426	-10.39%	1,793
ProFunds - ProFund VP Financials - Q/NQ
2020	21.059018	20.344990	-3.39%	9,767
2019	16.436785	21.059018	28.12%	28,648
2018	18.660264	16.436785	-11.92%	24,076
2017	16.052534	18.660264	16.24%	63,610
2016	14.152914	16.052534	13.42%	80,579
2015	14.608693	14.152914	-3.12%	97,901
2014	13.154580	14.608693	11.05%	44,195
2013	10.126774	13.154580	29.90%	11,175
2012	8.255376	10.126774	22.67%	1,523
2011*	10.000000	8.255376	-17.45%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2020	25.852714	29.096885	12.55%	39,639
2019	22.020735	25.852714	17.40%	39,934
2018	21.441154	22.020735	2.70%	49,636
2017	18.028658	21.441154	18.93%	57,301
2016	19.104661	18.028658	-5.63%	37,633
2015	18.496068	19.104661	3.29%	67,274
2014	15.203284	18.496068	21.66%	82,333
2013	11.060737	15.203284	37.45%	45,565
2012	9.579355	11.060737	15.46%	9,044
2011*	10.000000	9.579355	-4.21%	5,904
ProFunds - ProFund VP Industrials - Q/NQ
2020	20.378497	23.401461	14.83%	10,289
2019	15.878486	20.378497	28.34%	28,418
2018	18.509167	15.878486	-14.21%	25,906
2017	15.375070	18.509167	20.38%	247,081
2016	13.298856	15.375070	15.61%	121,153
2015	14.000881	13.298856	-5.01%	110,399
2014	13.483727	14.000881	3.84%	35,783
2013	9.921128	13.483727	35.91%	68,145
2012	8.711513	9.921128	13.89%	20,257
2011*	10.000000	8.711513	-12.88%	7,701
ProFunds - ProFund VP International - Q/NQ
2020	11.899928	12.276773	3.17%	0
2019	10.144644	11.899928	17.30%	631
2018	12.245645	10.144644	-17.16%	8,197
2017	10.222353	12.245645	19.79%	185,991
2016	10.490458	10.222353	-2.56%	10,595
2015	11.055939	10.490458	-5.11%	1,607
2014	12.233344	11.055939	-9.62%	22,270
2013	10.409418	12.233344	17.52%	65,867
2012	9.129738	10.409418	14.02%	22,726
2011	10.836596	9.129738	-15.75%	5,833
ProFunds - ProFund VP Internet - Q/NQ
2020	29.045232	43.084377	48.34%	29,015
2019	25.020412	29.045232	16.09%	35,150
2018	24.246286	25.020412	3.19%	44,284
2017	18.119520	24.246286	33.81%	45,106
2016	17.457411	18.119520	3.79%	56,257
2015	14.748485	17.457411	18.37%	65,108
2014	14.829590	14.748485	-0.55%	9,052
2013	9.938843	14.829590	49.21%	29,076
2012	8.438186	9.938843	17.78%	5,259
2011*	10.000000	8.438186	-15.62%	721

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2020	15.677507	17.875600	14.02%	2,902
2019	13.283970	15.677507	18.02%	2,659
2018	15.286808	13.283970	-13.10%	3,024
2017	13.121399	15.286808	16.50%	6,852
2016	13.286099	13.121399	-1.24%	14,079
2015	12.767370	13.286099	4.06%	17,083
2014	12.575855	12.767370	1.52%	30,999
2013	8.625917	12.575855	45.79%	40,436
2012	7.133768	8.625917	20.92%	1,507
2011	8.904049	7.133768	-19.88%	240
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	33.918065	48.559954	43.17%	13,224
2019	25.227830	33.918065	34.45%	5,521
2018	26.142294	25.227830	-3.50%	21,679
2017	20.387531	26.142294	28.23%	41,502
2016	19.693567	20.387531	3.52%	45,640
2015	18.634808	19.693567	5.68%	22,107
2014	16.193549	18.634808	15.08%	51,205
2013	12.262304	16.193549	32.06%	44,902
2012	10.727237	12.262304	14.31%	9,712
2011	10.750388	10.727237	-0.22%	8,285
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	8.824469	5.687799	-35.55%	51,113
2019	8.268370	8.824469	6.73%	49,999
2018	10.539344	8.268370	-21.55%	60,392
2017	11.066961	10.539344	-4.77%	99,836
2016	9.060825	11.066961	22.14%	101,339
2015	12.023059	9.060825	-24.64%	91,305
2014	13.715370	12.023059	-12.34%	47,412
2013	11.239854	13.715370	22.02%	1,092
2012	11.107068	11.239854	1.20%	9,637
2011	11.044935	11.107068	0.56%	522
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	18.934840	20.952672	10.66%	3,785
2019	16.882162	18.934840	12.16%	1,975
2018	18.301489	16.882162	-7.76%	3,952
2017	16.861301	18.301489	8.54%	4,823
2016	17.808335	16.861301	-5.32%	9,750
2015	17.336796	17.808335	2.72%	18,967
2014	14.768453	17.336796	17.39%	18,769
2013	11.408093	14.768453	29.46%	6,931
2012	10.370516	11.408093	10.01%	12,684
2011*	10.000000	10.370516	3.71%	6,989

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	4.063099	4.959387	22.06%	17,303
2019	2.830010	4.063099	43.57%	29,474
2018	3.325727	2.830010	-14.91%	15,652
2017	3.211842	3.325727	3.55%	38,809
2016	2.095776	3.211842	53.25%	28,992
2015	3.173582	2.095776	-33.96%	10,454
2014	4.238438	3.173582	-25.12%	23,284
2013	6.944900	4.238438	-38.97%	41,280
2012	8.263837	6.944900	-15.96%	92,286
2011*	10.000000	8.263837	-17.36%	82,939
ProFunds - ProFund VP Real Estate - Q/NQ
2020	16.270527	14.995103	-7.84%	9,681
2019	13.051154	16.270527	24.67%	18,045
2018	14.073114	13.051154	-7.26%	26,494
2017	13.242607	14.073114	6.27%	42,458
2016	12.735140	13.242607	3.98%	38,723
2015	12.906963	12.735140	-1.33%	178,928
2014	10.497308	12.906963	22.95%	106,955
2013	10.663579	10.497308	-1.56%	3,189
2012	9.253728	10.663579	15.24%	22,308
2011*	10.000000	9.253728	-7.46%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.527252	1.821895	-27.91%	0
2019	3.111552	2.527252	-18.78%	0
2018	3.037629	3.111552	2.43%	0
2017	3.505842	3.037629	-13.36%	8,210
2016	3.758509	3.505842	-6.72%	32,321
2015	3.883204	3.758509	-3.21%	8,210
2014	5.661528	3.883204	-31.41%	8,210
2013	4.942176	5.661528	14.56%	8,210
2012	5.399812	4.942176	-8.48%	11,370
2011	8.784650	5.399812	-38.53%	3,207
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	29.933286	42.643467	42.46%	1,574
2019	20.320714	29.933286	47.30%	1,693
2018	23.018998	20.320714	-11.72%	2,859
2017	17.265291	23.018998	33.33%	13,971
2016	13.745552	17.265291	25.61%	14,341
2015	14.389981	13.745552	-4.48%	887
2014	10.875920	14.389981	32.31%	31,284
2013	8.284877	10.875920	31.27%	1,669
2012	8.790714	8.284877	-5.75%	698
2011*	10.000000	8.790714	-12.09%	3,767

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	3.999440	2.684267	-32.88%	10
2019	5.147095	3.999440	-22.30%	10
2018	4.648778	5.147095	10.72%	151
2017	6.550345	4.648778	-29.03%	151
2016	7.951295	6.550345	-17.62%	33
2015	7.249622	7.951295	9.68%	966
2014	7.593683	7.249622	-4.53%	481
2013	7.738909	7.593683	-1.88%	481
2012	9.049552	7.738909	-14.48%	0
2011	8.314589	9.049552	8.84%	0
ProFunds - ProFund VP Short International - Q/NQ
2020	3.316943	2.709420	-18.32%	0
2019	4.083976	3.316943	-18.78%	0
2018	3.596335	4.083976	13.56%	1,648
2017	4.607267	3.596335	-21.94%	0
2016	4.977895	4.607267	-7.45%	0
2015	5.260363	4.977895	-5.37%	57
2014	5.202950	5.260363	1.10%	4,249
2013	6.697214	5.202950	-22.31%	0
2012	8.528961	6.697214	-21.48%	0
2011	8.518131	8.528961	0.13%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.259060	0.708593	-43.72%	0
2019	1.779416	1.259060	-29.24%	0
2018	1.863232	1.779416	-4.50%	0
2017	2.534219	1.863232	-26.48%	0
2016	2.864818	2.534219	-11.54%	7,606
2015	3.349862	2.864818	-14.48%	0
2014	4.224969	3.349862	-20.71%	6,673
2013	6.085179	4.224969	-30.57%	0
2012	7.619762	6.085179	-20.14%	0
2011	8.653899	7.619762	-11.95%	246
ProFunds - ProFund VP Technology - Q/NQ
2020	29.149863	41.514491	42.42%	25,354
2019	20.414636	29.149863	42.79%	36,136
2018	21.246775	20.414636	-3.92%	45,302
2017	15.979727	21.246775	32.96%	198,960
2016	14.462026	15.979727	10.49%	17,964
2015	14.359678	14.462026	0.71%	89,178
2014	12.361265	14.359678	16.17%	103,877
2013	10.039412	12.361265	23.13%	48,129
2012	9.254311	10.039412	8.48%	39,106
2011*	10.000000	9.254311	-7.46%	6,793

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	12.856906	13.043158	1.45%	1,627
2019	11.390361	12.856906	12.88%	1,627
2018	13.643321	11.390361	-16.51%	1,669
2017	14.172533	13.643321	-3.73%	1,767
2016	11.844508	14.172533	19.65%	15,023
2015	11.862709	11.844508	-0.15%	8,968
2014	11.993878	11.862709	-1.09%	13,756
2013	10.881738	11.993878	10.22%	6,247
2012	9.496117	10.881738	14.59%	7,005
2011*	10.000000	9.496117	-5.04%	672
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	16.658495	19.773371	18.70%	3,231
2019	14.327363	16.658495	16.27%	890
2018	15.404436	14.327363	-6.99%	603
2017	14.305044	15.404436	7.69%	603
2016	14.589265	14.305044	-1.95%	603
2015	15.720808	14.589265	-7.20%	512
2014	11.719474	15.720808	34.14%	1,079
2013	14.731481	11.719474	-20.45%	16,382
2012	14.834932	14.731481	-0.70%	3,956
2011	10.510068	14.834932	41.15%	19,283
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	105.985712	194.197885	83.23%	546
2019	59.979743	105.985712	76.70%	234
2018	67.492898	59.979743	-11.13%	983
2017	40.765395	67.492898	65.56%	860
2016	38.157303	40.765395	6.84%	1,226
2015	34.151638	38.157303	11.73%	612
2014	25.562867	34.151638	33.60%	0
2013	14.516775	25.562867	76.09%	19,260
2012	11.035818	14.516775	31.54%	5,277
2011	11.356223	11.035818	-2.82%	560
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.149522	0.041969	-71.93%	78
2019	0.307143	0.149522	-51.32%	78
2018	0.353273	0.307143	-13.06%	78
2017	0.652327	0.353273	-45.84%	78
2016	0.831240	0.652327	-21.52%	78
2015	1.146155	0.831240	-27.48%	2,407
2014	1.813962	1.146155	-36.81%	0
2013	3.590822	1.813962	-49.48%	0
2012	5.636707	3.590822	-36.30%	0
2011	7.364265	5.636707	-23.46%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2020	20.327292	19.512057	-4.01%	3,777
2019	16.820539	20.327292	20.85%	22,506
2018	16.624764	16.820539	1.18%	49,288
2017	15.277434	16.624764	8.82%	22,147
2016	13.498064	15.277434	13.18%	32,788
2015	14.663373	13.498064	-7.95%	20,111
2014	11.843645	14.663373	23.81%	25,845
2013	10.627470	11.843645	11.44%	14,103
2012	10.790926	10.627470	-1.51%	12,171
2011*	10.000000	10.790926	7.91%	8,675
Rydex Variable Trust - Banking Fund - Q/NQ
2020	10.565083	9.511229	-9.97%	4,859
2019	8.366740	10.565083	26.27%	5,262
2018	10.528477	8.366740	-20.53%	5,880
2017	9.516547	10.528477	10.63%	7,399
2016	7.603521	9.516547	25.16%	10,504
2015	8.126080	7.603521	-6.43%	4,291
2014	7.989275	8.126080	1.71%	4,291
2013	6.288140	7.989275	27.05%	4,291
2012	5.147319	6.288140	22.16%	75,911
2011	6.729606	5.147319	-23.51%	1,378
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	25.365129	29.874138	17.78%	1,433
2019	21.238540	25.365129	19.43%	7,242
2018	26.161159	21.238540	-18.82%	1,954
2017	21.903665	26.161159	19.44%	13,902
2016	17.018107	21.903665	28.71%	21,265
2015	20.923033	17.018107	-18.66%	3,174
2014	21.667593	20.923033	-3.44%	9,699
2013	21.759296	21.667593	-0.42%	3,299
2012	19.982364	21.759296	8.89%	30,514
2011	24.320164	19.982364	-17.84%	3,737
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	33.628786	40.122916	19.31%	12,891
2019	27.426784	33.628786	22.61%	12,639
2018	30.798555	27.426784	-10.95%	15,041
2017	24.191728	30.798555	27.31%	15,794
2016	30.616231	24.191728	-20.98%	14,992
2015	28.698291	30.616231	6.68%	15,634
2014	21.989930	28.698291	30.51%	12,390
2013	14.499474	21.989930	51.66%	5,886
2012	10.842008	14.499474	33.73%	6,938
2011	9.967840	10.842008	8.77%	12,966

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	2.029296	1.542274	-24.00%	3,518
2019	1.790285	2.029296	13.35%	6,938
2018	2.144900	1.790285	-16.53%	9,376
2017	2.088269	2.144900	2.71%	7,891
2016	1.923149	2.088269	8.59%	40,612
2015	2.953908	1.923149	-34.89%	22,423
2014	4.551513	2.953908	-35.10%	47,255
2013	4.781424	4.551513	-4.81%	35,596
2012	4.931262	4.781424	-3.04%	56,237
2011	5.370660	4.931262	-8.18%	35,029
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	34.130614	36.110190	5.80%	11,591
2019	28.368429	34.130614	20.31%	12,415
2018	32.826783	28.368429	-13.58%	12,815
2017	29.925934	32.826783	9.69%	2,648
2016	28.863083	29.925934	3.68%	31,991
2015	27.628130	28.863083	4.47%	59,319
2014	24.942216	27.628130	10.77%	18,998
2013	19.774015	24.942216	26.14%	10,533
2012	18.438406	19.774015	7.24%	12,861
2011	16.479013	18.438406	11.89%	7,285
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	45.256131	45.279487	0.05%	3,034
2019	31.203400	45.256131	45.04%	824
2018	36.994092	31.203400	-15.65%	1,901
2017	23.727643	36.994092	55.91%	2,413
2016	18.454782	23.727643	28.57%	1,745
2015	19.590706	18.454782	-5.80%	4,715
2014	17.053817	19.590706	14.88%	15,683
2013	10.657513	17.053817	60.02%	25,361
2012	9.250662	10.657513	15.21%	31,130
2011	8.621931	9.250662	7.29%	34,342
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	22.853185	35.055137	53.39%	4,998
2019	14.588150	22.853185	56.66%	6,607
2018	16.993633	14.588150	-14.16%	6,769
2017	13.183099	16.993633	28.90%	10,314
2016	10.779936	13.183099	22.29%	6,677
2015	10.734979	10.779936	0.42%	4,443
2014	8.821112	10.734979	21.70%	6,505
2013	6.641109	8.821112	32.83%	4,173
2012	6.682572	6.641109	-0.62%	8,861
2011	8.135952	6.682572	-17.86%	700

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2020	13.082433	8.469095	-35.26%	5,629
2019	12.453526	13.082433	5.05%	7,951
2018	16.995100	12.453526	-26.72%	10,656
2017	18.434309	16.995100	-7.81%	15,280
2016	14.267399	18.434309	29.21%	42,695
2015	20.791252	14.267399	-31.38%	48,082
2014	25.978803	20.791252	-19.97%	34,703
2013	21.393851	25.978803	21.43%	17,280
2012	21.243260	21.393851	0.71%	18,920
2011	22.940606	21.243260	-7.40%	20,207
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	6.944331	4.279720	-38.37%	5,211
2019	7.065320	6.944331	-1.71%	7,394
2018	13.219569	7.065320	-46.55%	10,026
2017	16.520977	13.219569	-19.98%	12,681
2016	13.639644	16.520977	21.12%	27,006
2015	20.305741	13.639644	-32.83%	24,026
2014	29.220020	20.305741	-30.51%	25,537
2013	23.981238	29.220020	21.85%	14,641
2012	24.286526	23.981238	-1.26%	7,178
2011	27.223175	24.286526	-10.79%	9,459
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	10.884602	10.730291	-1.42%	0
2019	8.617375	10.884602	26.31%	0
2018	10.815067	8.617375	-20.32%	1,226
2017	8.550380	10.815067	26.49%	1,259
2016	9.207060	8.550380	-7.13%	1,807
2015	10.086443	9.207060	-8.72%	2,237
2014	11.719670	10.086443	-13.94%	355
2013	9.618151	11.719670	21.85%	4,536
2012	8.038715	9.618151	19.65%	4,437
2011	9.631287	8.038715	-16.54%	2,029
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	14.991707	14.728491	-1.76%	2,437
2019	11.901691	14.991707	25.96%	4,630
2018	13.796551	11.901691	-13.73%	10,054
2017	12.137091	13.796551	13.67%	11,686
2016	10.653997	12.137091	13.92%	51,239
2015	11.282521	10.653997	-5.57%	46,604
2014	10.189962	11.282521	10.72%	25,003
2013	8.122643	10.189962	25.45%	5,851
2012	6.732114	8.122643	20.66%	18,342
2011	8.045629	6.732114	-16.33%	6,755

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	20.886938	25.051932	19.94%	355
2019	18.188229	20.886938	14.84%	504
2018	19.535213	18.188229	-6.90%	2,890
2017	18.117318	19.535213	7.83%	5,244
2016	18.483065	18.117318	-1.98%	8,619
2015	19.802323	18.483065	-6.66%	12,023
2014	14.952091	19.802323	32.44%	28,117
2013	18.597491	14.952091	-19.60%	25,986
2012	18.358596	18.597491	1.30%	70,321
2011	13.192844	18.358596	39.16%	97,131
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	30.394497	35.477077	16.72%	24,228
2019	25.214307	30.394497	20.54%	27,017
2018	25.323804	25.214307	-0.43%	16,377
2017	20.956740	25.323804	20.84%	18,091
2016	23.595347	20.956740	-11.18%	20,384
2015	22.951539	23.595347	2.81%	24,106
2014	18.726277	22.951539	22.56%	17,946
2013	13.426199	18.726277	39.48%	11,072
2012	11.651955	13.426199	15.23%	4,321
2011	11.316531	11.651955	2.96%	5,873
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	12.260563	12.001857	-2.11%	0
2019	10.950962	12.260563	11.96%	336
2018	11.232929	10.950962	-2.51%	1,417
2017	10.687063	11.232929	5.11%	336
2016	9.734844	10.687063	9.78%	0
2015	9.968911	9.734844	-2.35%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2020	44.033144	69.382486	57.57%	2,062
2019	35.684796	44.033144	23.39%	886
2018	37.487011	35.684796	-4.81%	1,486
2017	28.451608	37.487011	31.76%	2,034
2016	27.697886	28.451608	2.72%	4,453
2015	25.990066	27.697886	6.57%	7,070
2014	25.919018	25.990066	0.27%	1,880
2013	17.426205	25.919018	48.74%	6,357
2012	14.849401	17.426205	17.35%	1,704
2011	17.141942	14.849401	-13.37%	1,226

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.194684	0.103849	-46.66%	64,534
2019	0.309766	0.194684	-37.15%	660
2018	0.310534	0.309766	-0.25%	660
2017	0.517203	0.310534	-39.96%	660
2016	0.747462	0.517203	-30.81%	660
2015	0.826400	0.747462	-9.55%	9,514
2014	1.074057	0.826400	-23.06%	33,284
2013	1.946259	1.074057	-44.81%	7,062
2012	2.552122	1.946259	-23.74%	50,362
2011	3.558217	2.552122	-28.28%	29,177
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.120869	1.645958	-22.39%	398
2019	2.487043	2.120869	-14.72%	19
2018	2.436662	2.487043	2.07%	36,362
2017	2.719075	2.436662	-10.39%	1,847
2016	2.848331	2.719075	-4.54%	16,560
2015	2.931801	2.848331	-2.85%	67,739
2014	3.970019	2.931801	-26.15%	276
2013	3.502157	3.970019	13.36%	270,234
2012	3.796218	3.502157	-7.75%	80,753
2011	5.548803	3.796218	-31.58%	36,279
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.130463	0.835046	-26.13%	20
2019	1.442384	1.130463	-21.63%	24
2018	1.322493	1.442384	9.07%	24
2017	1.555309	1.322493	-14.97%	24
2016	1.955441	1.555309	-20.46%	2,864
2015	2.010866	1.955441	-2.76%	3,057
2014	2.311848	2.010866	-13.02%	11,152
2013	3.245459	2.311848	-28.77%	70
2012	4.042240	3.245459	-19.71%	2,718
2011	4.435202	4.042240	-8.86%	405
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.411221	0.250747	-39.02%	0
2019	0.580814	0.411221	-29.20%	369
2018	0.607419	0.580814	-4.38%	137,137
2017	0.819709	0.607419	-25.90%	369
2016	0.920719	0.819709	-10.97%	5,169
2015	1.074461	0.920719	-14.31%	3,694
2014	1.342638	1.074461	-19.97%	67
2013	1.924182	1.342638	-30.22%	116
2012	2.404975	1.924182	-19.99%	0
2011	2.719230	2.404975	-11.56%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	1.043936	0.710388	-31.95%	0
2019	1.337131	1.043936	-21.93%	4
2018	1.223487	1.337131	9.29%	12,984
2017	1.437908	1.223487	-14.91%	4
2016	1.833919	1.437908	-21.59%	6,312
2015	1.862798	1.833919	-1.55%	14,021
2014	2.077914	1.862798	-10.35%	14,800
2013	3.055312	2.077914	-31.99%	77
2012	3.795832	3.055312	-19.51%	813
2011	4.177421	3.795832	-9.13%	40,000
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.148665	0.847008	-26.26%	6,719
2019	1.515077	1.148665	-24.18%	6,722
2018	1.481862	1.515077	2.24%	9,266
2017	1.822954	1.481862	-18.71%	6,722
2016	2.106361	1.822954	-13.45%	148,268
2015	2.241070	2.106361	-6.01%	13,083
2014	2.663697	2.241070	-15.87%	27,991
2013	3.685744	2.663697	-27.73%	13,193
2012	4.514301	3.685744	-18.35%	13,836
2011	5.046221	4.514301	-10.54%	8,418
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	19.296774	26.657963	38.15%	50
2019	14.112533	19.296774	36.74%	73
2018	18.624812	14.112533	-24.23%	438
2017	12.598914	18.624812	47.83%	536
2016	11.766751	12.598914	7.07%	1
2015	10.682655	11.766751	10.15%	6
2014	12.840654	10.682655	-16.81%	840
2013	8.369264	12.840654	53.43%	4,616
2012	7.085507	8.369264	18.12%	3,426
2011	10.139211	7.085507	-30.12%	1,041
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	35.975401	42.816432	19.02%	16
2019	28.294145	35.975401	27.15%	2,310
2018	33.237493	28.294145	-14.87%	1,692
2017	28.135188	33.237493	18.13%	1,906
2016	26.108787	28.135188	7.76%	13,314
2015	26.466434	26.108787	-1.35%	23,119
2014	25.036114	26.466434	5.71%	16,058
2013	17.874986	25.036114	40.06%	3,053
2012	14.981406	17.874986	19.31%	4,297
2011	14.867754	14.981406	0.76%	4,970

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	50.514741	54.991822	8.86%	275
2019	37.736080	50.514741	33.86%	822
2018	47.607837	37.736080	-20.74%	1,057
2017	39.531178	47.607837	20.43%	1,522
2016	31.002453	39.531178	27.51%	1,782
2015	33.358111	31.002453	-7.06%	1,251
2014	30.301394	33.358111	10.09%	7,502
2013	20.507590	30.301394	47.76%	2,099
2012	16.771952	20.507590	22.27%	26,384
2011	18.453939	16.771952	-9.11%	845
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	95.839769	176.141205	83.79%	1,425
2019	53.986241	95.839769	77.53%	1,914
2018	60.532087	53.986241	-10.81%	3,994
2017	36.311413	60.532087	66.70%	9,384
2016	33.686000	36.311413	7.79%	8,397
2015	29.880546	33.686000	12.74%	12,420
2014	22.245314	29.880546	34.32%	26,510
2013	12.550518	22.245314	77.25%	40,050
2012	9.514652	12.550518	31.91%	24,290
2011	9.739775	9.514652	-2.31%	13,950
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	48.848056	69.642966	42.57%	18,396
2019	36.290189	48.848056	34.60%	30,756
2018	37.582279	36.290189	-3.44%	36,598
2017	29.141601	37.582279	28.96%	41,488
2016	27.956985	29.141601	4.24%	46,576
2015	26.261752	27.956985	6.46%	138,401
2014	22.735725	26.261752	15.51%	109,822
2013	17.172034	22.735725	32.40%	76,811
2012	14.953021	17.172034	14.84%	3,753
2011	14.880596	14.953021	0.49%	5,035
Rydex Variable Trust - Nova Fund - Q/NQ
2020	33.338310	39.355900	18.05%	7,172
2019	23.370758	33.338310	42.65%	7,207
2018	26.500464	23.370758	-11.81%	11,462
2017	20.445765	26.500464	29.61%	10,003
2016	17.963528	20.445765	13.82%	15,867
2015	18.397063	17.963528	-2.36%	9,010
2014	15.773775	18.397063	16.63%	25,479
2013	10.764580	15.773775	46.53%	117,238
2012	8.953740	10.764580	20.22%	3,863
2011	9.211177	8.953740	-2.79%	3,705

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	13.876219	18.328585	32.09%	31,009
2019	9.270097	13.876219	49.69%	31,772
2018	11.303719	9.270097	-17.99%	32,532
2017	10.732587	11.303719	5.32%	39,580
2016	6.592670	10.732587	62.80%	63,675
2015	9.627435	6.592670	-31.52%	77,702
2014	11.843681	9.627435	-18.71%	69,061
2013	22.343701	11.843681	-46.99%	70,216
2012	23.690279	22.343701	-5.68%	46,462
2011	31.759402	23.690279	-25.41%	40,010
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	26.887502	24.905287	-7.37%	4,236
2019	21.970371	26.887502	22.38%	8,437
2018	24.108309	21.970371	-8.87%	18,378
2017	22.982258	24.108309	4.90%	19,045
2016	21.213188	22.982258	8.34%	14,416
2015	22.127720	21.213188	-4.13%	22,795
2014	18.592761	22.127720	19.01%	32,693
2013	18.187343	18.592761	2.23%	24,486
2012	15.626539	18.187343	16.39%	24,392
2011	15.536305	15.626539	0.58%	16,203
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	30.523000	43.129671	41.30%	2,085
2019	24.932572	30.523000	22.42%	668
2018	26.199658	24.932572	-4.84%	2,013
2017	23.610732	26.199658	10.97%	1,863
2016	23.933857	23.610732	-1.35%	3,802
2015	24.662757	23.933857	-2.96%	4,846
2014	23.078847	24.662757	6.86%	1,700
2013	17.279989	23.078847	33.56%	933
2012	15.046941	17.279989	14.84%	11,017
2011	14.529024	15.046941	3.56%	5,930
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	35.928462	42.417484	18.06%	2,469
2019	26.986952	35.928462	33.13%	3,304
2018	34.119019	26.986952	-20.90%	7,304
2017	28.904656	34.119019	18.04%	2,112
2016	22.534385	28.904656	28.27%	7,308
2015	25.199757	22.534385	-10.58%	602
2014	24.569089	25.199757	2.57%	16,174
2013	15.754668	24.569089	55.95%	13,543
2012	13.119760	15.754668	20.08%	18,257
2011	15.190533	13.119760	-13.63%	7,000

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	38.964200	45.257170	16.15%	3,122
2019	24.377688	38.964200	59.84%	695
2018	29.303361	24.377688	-16.81%	1,276
2017	20.763294	29.303361	41.13%	9,966
2016	17.533227	20.763294	18.42%	7,980
2015	18.128186	17.533227	-3.28%	4,157
2014	14.786704	18.128186	22.60%	10,437
2013	8.911374	14.786704	65.93%	6,334
2012	7.003107	8.911374	27.25%	21,734
2011	7.413099	7.003107	-5.53%	34,124
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	27.483429	34.416079	25.22%	39,358
2019	22.073063	27.483429	24.51%	34,551
2018	23.785463	22.073063	-7.20%	51,677
2017	19.440667	23.785463	22.35%	153,219
2016	19.269363	19.440667	0.89%	67,225
2015	19.383232	19.269363	-0.59%	141,590
2014	17.531051	19.383232	10.57%	311,806
2013	12.613348	17.531051	38.99%	160,382
2012	11.318897	12.613348	11.44%	130,662
2011	11.635039	11.318897	-2.72%	45,135
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	23.606619	20.764735	-12.04%	22,656
2019	19.471475	23.606619	21.24%	19,822
2018	22.841805	19.471475	-14.76%	23,831
2017	20.044250	22.841805	13.96%	46,466
2016	17.359444	20.044250	15.47%	50,347
2015	19.477656	17.359444	-10.88%	53,478
2014	17.850915	19.477656	9.11%	215,524
2013	12.494696	17.850915	42.87%	149,444
2012	10.394295	12.494696	20.21%	104,021
2011	10.914183	10.394295	-4.76%	101,169
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	25.579628	32.822112	28.31%	6,457
2019	22.535741	25.579628	13.51%	3,408
2018	26.905716	22.535741	-16.24%	5,751
2017	23.034056	26.905716	16.81%	12,719
2016	22.803896	23.034056	1.01%	103,722
2015	22.884510	22.803896	-0.35%	88,959
2014	23.635477	22.884510	-3.18%	49,683
2013	17.927427	23.635477	31.84%	102,407
2012	15.707297	17.927427	14.13%	3,910
2011	16.076041	15.707297	-2.29%	22,128

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	22.610914	23.887074	5.64%	9,780
2019	18.773888	22.610914	20.44%	9,576
2018	23.562550	18.773888	-20.32%	11,905
2017	21.172913	23.562550	11.29%	17,222
2016	16.702205	21.172913	26.77%	48,789
2015	19.268664	16.702205	-13.32%	25,880
2014	18.357659	19.268664	4.96%	57,819
2013	13.744398	18.357659	33.56%	94,250
2012	11.946139	13.744398	15.05%	3,408
2011	13.081637	11.946139	-8.68%	54,337
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	25.596771	29.141320	13.85%	5,399
2019	23.119213	25.596771	10.72%	5,266
2018	25.842773	23.119213	-10.54%	17,462
2017	22.634767	25.842773	14.17%	99,237
2016	19.389337	22.634767	16.74%	47,078
2015	19.788486	19.389337	-2.02%	58,026
2014	20.120598	19.788486	-1.65%	15,993
2013	14.477788	20.120598	38.98%	76,710
2012	13.309362	14.477788	8.78%	4,535
2011	13.072648	13.309362	1.81%	19,642
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	17.625476	16.299798	-7.52%	13,645
2019	14.850405	17.625476	18.69%	13,857
2018	19.013815	14.850405	-21.90%	18,482
2017	19.385708	19.013815	-1.92%	134,898
2016	14.961317	19.385708	29.57%	73,692
2015	17.595378	14.961317	-14.97%	135,153
2014	17.658810	17.595378	-0.36%	18,893
2013	12.570995	17.658810	40.47%	76,016
2012	10.618368	12.570995	18.39%	19,592
2011	11.922071	10.618368	-10.94%	11,560
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	6.876984	5.814215	-15.45%	14
2019	6.684043	6.876984	2.89%	9
2018	6.078254	6.684043	9.97%	414
2017	7.504448	6.078254	-19.00%	18,583
2016	7.130716	7.504448	5.24%	18,639
2015	6.396330	7.130716	11.48%	83
2014	5.290434	6.396330	20.90%	19,850
2013	5.543786	5.290434	-4.57%	93
2012	6.014837	5.543786	-7.83%	0
2011	6.387643	6.014837	-5.84%	12,041

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2020	35.028071	51.416990	46.79%	1,260
2019	25.485910	35.028071	37.44%	4,317
2018	26.308927	25.485910	-3.13%	3,742
2017	20.167989	26.308927	30.45%	6,157
2016	18.461249	20.167989	9.24%	7,219
2015	18.564313	18.461249	-0.56%	8,231
2014	17.120032	18.564313	8.44%	11,912
2013	12.856683	17.120032	33.16%	7,801
2012	11.673884	12.856683	10.13%	4,273
2011	13.071965	11.673884	-10.70%	8,789
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	9.874141	10.633286	7.69%	208
2019	8.868150	9.874141	11.34%	212
2018	9.521998	8.868150	-6.87%	935
2017	9.145993	9.521998	4.11%	119
2016	7.920545	9.145993	15.47%	681
2015	8.634394	7.920545	-8.27%	5,958
2014	8.555492	8.634394	0.92%	5,275
2013	7.405690	8.555492	15.53%	1,155
2012	7.181249	7.405690	3.13%	511
2011	8.530044	7.181249	-15.81%	2,783
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	30.922866	42.768486	38.31%	2,912
2019	25.720532	30.922866	20.23%	3,795
2018	32.714045	25.720532	-21.38%	3,897
2017	27.258990	32.714045	20.01%	4,352
2016	24.010937	27.258990	13.53%	9,523
2015	28.416887	24.010937	-15.50%	11,309
2014	23.528750	28.416887	20.78%	14,908
2013	15.881078	23.528750	48.16%	27,237
2012	13.733238	15.881078	15.64%	9,476
2011	15.710054	13.733238	-12.58%	2,490
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	21.439843	20.003896	-6.70%	2,594
2019	18.316706	21.439843	17.05%	2,690
2018	17.946780	18.316706	2.06%	3,402
2017	16.436305	17.946780	9.19%	4,202
2016	14.364369	16.436305	14.42%	12,321
2015	15.766062	14.364369	-8.89%	66,972
2014	13.044224	15.766062	20.87%	31,517
2013	11.672476	13.044224	11.75%	7,664
2012	11.737605	11.672476	-0.55%	5,930
2011	10.262467	11.737605	14.37%	27,592

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	5.253799	5.667937	7.88%	1
2019	5.614052	5.253799	-6.42%	1
2018	6.460265	5.614052	-13.10%	1
2017	5.505099	6.460265	17.35%	1
2016	6.131311	5.505099	-10.21%	1
2015	7.495613	6.131311	-18.20%	1,069
2014	9.760366	7.495613	-23.20%	42
2013	10.211602	9.760366	-4.42%	42
2012	10.302818	10.211602	-0.89%	6,446
2011	10.875959	10.302818	-5.27%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	10.914211	11.526189	5.61%	7,086
2019	10.452786	10.914211	4.41%	8,047
2018	9.924936	10.452786	5.32%	12,400
2017	9.838702	9.924936	0.88%	15,803
2016	9.764817	9.838702	0.76%	22,739
2015	10.019337	9.764817	-2.54%	11,415
2014	10.049315	10.019337	-0.30%	5,450
2013*	10.000000	10.049315	0.49%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.685387	5.488771	17.15%	50,757
2019	4.258549	4.685387	10.02%	57,126
2018	6.037783	4.258549	-29.47%	54,529
2017	6.244829	6.037783	-3.32%	73,972
2016	4.418125	6.244829	41.35%	116,126
2015	6.750081	4.418125	-34.55%	95,154
2014	8.484259	6.750081	-20.44%	60,920
2013	7.804480	8.484259	8.71%	31,583
2012	7.675841	7.804480	1.68%	11,668
2011*	10.000000	7.675841	-23.24%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	12.061299	16.444776	36.34%	2,802
2019	8.838798	12.061299	36.46%	11,495
2018	10.774141	8.838798	-17.96%	0
2017*	10.000000	10.774141	7.74%	3,727
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.768910	10.427078	-3.17%	0
2019*	10.000000	10.768910	7.69%	4,610

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	15.090286	16.206200	7.39%	0
2019	12.987219	15.090286	16.19%	0
2018	14.118051	12.987219	-8.01%	0
2017	12.421008	14.118051	13.66%	0
2016	12.097661	12.421008	2.67%	0
2015	12.149686	12.097661	-0.43%	0
2014	11.539397	12.149686	5.29%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.768793	8.810294	0.47%	0
2019	7.638044	8.768793	14.80%	0
2018*	10.000000	7.638044	-23.62%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.849322	6.512926	-26.40%	0
2019	7.476255	8.849322	18.37%	0
2018	9.385689	7.476255	-20.34%	0
2017	9.628386	9.385689	-2.52%	0
2016	6.956436	9.628386	38.41%	0
2015	11.400467	6.956436	-38.98%	0
2014	10.363255	11.400467	10.01%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	15.321557	16.454237	7.39%	0
2019	11.146024	15.321557	37.46%	0
2018	12.964587	11.146024	-14.03%	0
2017	10.553905	12.964587	22.84%	0
2016	9.943229	10.553905	6.14%	0
2015	10.250187	9.943229	-2.99%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.490428	11.297385	7.69%	0
2019	9.799456	10.490428	7.05%	0
2018	10.259040	9.799456	-4.48%	0
2017	10.066356	10.259040	1.91%	0
2016	9.809567	10.066356	2.62%	0
2015	10.231760	9.809567	-4.13%	0
2014	10.076217	10.231760	1.54%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	13.595336	14.942371	9.91%	0
2019	11.158116	13.595336	21.84%	0
2018	12.189307	11.158116	-8.46%	0
2017	10.291162	12.189307	18.44%	0
2016	9.224775	10.291162	11.56%	0
2015*	10.000000	9.224775	-7.75%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	13.203885	13.106208	-0.74%	0
2019	10.573678	13.203885	24.88%	0
2018	11.841143	10.573678	-10.70%	0
2017	11.076406	11.841143	6.90%	0
2016	9.352090	11.076406	18.44%	0
2015*	10.000000	9.352090	-6.48%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.307031	11.572105	2.34%	0
2019	9.779538	11.307031	15.62%	0
2018	10.727237	9.779538	-8.83%	0
2017	9.686919	10.727237	10.74%	0
2016	9.494628	9.686919	2.03%	0
2015	9.835153	9.494628	-3.46%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	15.768970	20.056622	27.19%	0
2019	12.222729	15.768970	29.01%	0
2018	13.942011	12.222729	-12.33%	0
2017	11.289539	13.942011	23.49%	0
2016	11.275893	11.289539	0.12%	0
2015	11.473138	11.275893	-1.72%	0
2014	11.455867	11.473138	0.15%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.464574	11.165487	6.70%	0
2019	9.753382	10.464574	7.29%	0
2018	9.995109	9.753382	-2.42%	0
2017	9.851630	9.995109	1.46%	0
2016*	10.000000	9.851630	-1.48%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	12.252391	13.772594	12.41%	0
2019	10.282104	12.252391	19.16%	0
2018	11.032548	10.282104	-6.80%	0
2017	9.782547	11.032548	12.78%	0
2016	9.373806	9.782547	4.36%	0
2015	9.931765	9.373806	-5.62%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.503159	14.765598	1.81%	0
2019	11.575268	14.503159	25.29%	0
2018	12.719958	11.575268	-9.00%	0
2017	11.107584	12.719958	14.52%	0
2016*	10.000000	11.107584	11.08%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	14.265624	16.927187	18.66%	0
2019	12.324118	14.265624	15.75%	0
2018	13.566664	12.324118	-9.16%	0
2017	12.136846	13.566664	11.78%	0
2016	11.893594	12.136846	2.05%	0
2015	12.221645	11.893594	-2.68%	0
2014	12.197334	12.221645	0.20%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	13.013599	13.795999	6.01%	0
2019	11.045543	13.013599	17.82%	0
2018	13.328353	11.045543	-17.13%	0
2017	11.785568	13.328353	13.09%	0
2016	10.406780	11.785568	13.25%	0
2015	10.860031	10.406780	-4.17%	0
2014*	10.000000	10.860031	8.60%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.002592	11.497657	4.50%	0
2019	9.605736	11.002592	14.54%	0
2018	10.179859	9.605736	-5.64%	0
2017*	10.000000	10.179859	1.80%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	5.175111	5.011839	-3.15%	0
2019	4.934484	5.175111	4.88%	0
2018	5.682800	4.934484	-13.17%	0
2017	5.694448	5.682800	-0.20%	0
2016	5.171067	5.694448	10.12%	0
2015	7.023222	5.171067	-26.37%	0
2014	8.609345	7.023222	-18.42%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.757186	10.785712	0.27%	0
2019	10.219775	10.757186	5.26%	0
2018	10.406436	10.219775	-1.79%	0
2017	10.233617	10.406436	1.69%	0
2016	9.555309	10.233617	7.10%	0
2015*	10.000000	9.555309	-4.45%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.442551	13.434730	28.65%	0
2019	8.222648	10.442551	27.00%	0
2018*	10.000000	8.222648	-17.77%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	14.070213	15.841467	12.59%	0
2019	12.128831	14.070213	16.01%	0
2018	13.073802	12.128831	-7.23%	0
2017	11.692357	13.073802	11.81%	0
2016	11.565585	11.692357	1.10%	0
2015	11.772706	11.565585	-1.76%	0
2014	11.347807	11.772706	3.74%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.613498	16.343204	20.05%	0
2019	11.158095	13.613498	22.01%	0
2018	11.879746	11.158095	-6.07%	0
2017	10.407301	11.879746	14.15%	0
2016*	10.000000	10.407301	4.07%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	13.318728	13.935529	4.63%	0
2019	10.659537	13.318728	24.95%	0
2018	11.857269	10.659537	-10.10%	0
2017	10.707241	11.857269	10.74%	0
2016	9.253213	10.707241	15.71%	0
2015*	10.000000	9.253213	-7.47%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.649946	15.494499	5.76%	0
2019	11.492298	14.649946	27.48%	0
2018	12.875814	11.492298	-10.75%	0
2017	11.231990	12.875814	14.64%	0
2016*	10.000000	11.231990	12.32%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.293052	24.402400	41.11%	0
2019	13.130712	17.293052	31.70%	0
2018	13.417103	13.130712	-2.13%	0
2017	10.123676	13.417103	32.53%	0
2016	10.241955	10.123676	-1.15%	0
2015*	10.000000	10.241955	2.42%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	11.457573	11.535726	0.68%	0
2019	10.155767	11.457573	12.82%	0
2018	10.721229	10.155767	-5.27%	0
2017	10.200886	10.721229	5.10%	0
2016	9.088963	10.200886	12.23%	0
2015*	10.000000	9.088963	-9.11%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.666090	11.445557	7.31%	0
2019	9.917835	10.666090	7.54%	0
2018	10.170358	9.917835	-2.48%	0
2017	9.948620	10.170358	2.23%	0
2016*	10.000000	9.948620	-0.51%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.304356	10.357510	-8.38%	0
2019	9.353322	11.304356	20.86%	0
2018	10.172675	9.353322	-8.05%	0
2017*	10.000000	10.172675	1.73%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	11.106519	11.699397	5.34%	0
2019	10.210574	11.106519	8.77%	0
2018	10.689886	10.210574	-4.48%	0
2017	10.111303	10.689886	5.72%	0
2016	9.522216	10.111303	6.19%	0
2015	9.878136	9.522216	-3.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	16.570160	18.201272	9.84%	0
2019	14.063752	16.570160	17.82%	0
2018	15.836405	14.063752	-11.19%	0
2017	14.386199	15.836405	10.08%	0
2016	12.930049	14.386199	11.26%	0
2015	14.025118	12.930049	-7.81%	0
2014	13.872573	14.025118	1.10%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	12.823214	12.692644	-1.02%	0
2019	11.239953	12.823214	14.09%	0
2018	11.949752	11.239953	-5.94%	0
2017	11.083669	11.949752	7.81%	0
2016	9.888139	11.083669	12.09%	0
2015	10.822634	9.888139	-8.63%	0
2014	10.524029	10.822634	2.84%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	14.086455	13.228929	-6.09%	0
2019	11.522266	14.086455	22.25%	0
2018	13.203894	11.522266	-12.74%	0
2017	12.368172	13.203894	6.76%	0
2016	11.215851	12.368172	10.27%	0
2015	11.842104	11.215851	-5.29%	0
2014	11.396343	11.842104	3.91%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.558083	8.899362	-6.89%	0
2019	9.531524	9.558083	0.28%	0
2018	9.512949	9.531524	0.20%	0
2017	9.494174	9.512949	0.20%	0
2016	9.382208	9.494174	1.19%	0
2015*	10.000000	9.382208	-6.18%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.453268	11.721676	2.34%	0
2019	10.408867	11.453268	10.03%	0
2018	11.069870	10.408867	-5.97%	0
2017	9.955442	11.069870	11.19%	0
2016	9.706123	9.955442	2.57%	0
2015	10.483867	9.706123	-7.42%	0
2014	10.260358	10.483867	2.18%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.600639	9.473519	-1.32%	0
2019	9.588917	9.600639	0.12%	0
2018	9.624055	9.588917	-0.37%	0
2017	9.668621	9.624055	-0.46%	0
2016	9.741773	9.668621	-0.75%	0
2015	9.966564	9.741773	-2.26%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.034280	10.526488	4.91%	0
2019	9.380284	10.034280	6.97%	0
2018*	10.000000	9.380284	-6.20%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	6.241007	6.294255	0.85%	0
2019	5.870929	6.241007	6.30%	0
2018	6.565764	5.870929	-10.58%	0
2017	6.143896	6.565764	6.87%	0
2016	7.332528	6.143896	-16.21%	0
2015	7.576613	7.332528	-3.22%	0
2014	6.876649	7.576613	10.18%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	13.625068	14.053537	3.14%	0
2019	13.133341	13.625068	3.74%	0
2018	15.347056	13.133341	-14.42%	0
2017	13.592760	15.347056	12.91%	0
2016	13.737192	13.592760	-1.05%	0
2015	13.800849	13.737192	-0.46%	0
2014	13.657816	13.800849	1.05%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.617913	9.097286	5.56%	0
2019	8.348421	8.617913	3.23%	0
2018	8.947661	8.348421	-6.70%	0
2017	8.779356	8.947661	1.92%	0
2016	8.974170	8.779356	-2.17%	0
2015	8.963649	8.974170	0.12%	0
2014	8.712700	8.963649	2.88%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	11.306145	11.114747	-1.69%	0
2019	10.688910	11.306145	5.77%	0
2018	10.962956	10.688910	-2.50%	0
2017	10.778806	10.962956	1.71%	0
2016	10.099845	10.778806	6.72%	0
2015	10.200207	10.099845	-0.98%	0
2014	10.135279	10.200207	0.64%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	11.969880	12.941857	8.12%	0
2019	10.599400	11.969880	12.93%	0
2018	11.559550	10.599400	-8.31%	0
2017	10.706273	11.559550	7.97%	0
2016	9.766258	10.706273	9.63%	0
2015	10.392496	9.766258	-6.03%	0
2014	10.001141	10.392496	3.91%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	16.860854	21.105206	25.17%	0
2019	13.048210	16.860854	29.22%	0
2018	15.328186	13.048210	-14.87%	0
2017	11.438105	15.328186	34.01%	0
2016	11.653679	11.438105	-1.85%	0
2015	11.435283	11.653679	1.91%	0
2014	11.398691	11.435283	0.32%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	14.227478	15.926534	11.94%	0
2019	11.885152	14.227478	19.71%	0
2018	12.787388	11.885152	-7.06%	0
2017	10.998175	12.787388	16.27%	0
2016	11.482766	10.998175	-4.22%	0
2015	12.745176	11.482766	-9.91%	0
2014	13.686246	12.745176	-6.88%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	10.029864	9.733595	-2.95%	0
2019	8.636486	10.029864	16.13%	0
2018	10.788821	8.636486	-19.95%	0
2017	8.585690	10.788821	25.66%	0
2016	7.231097	8.585690	18.73%	0
2015	9.201764	7.231097	-21.42%	0
2014	9.816126	9.201764	-6.26%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.395873	11.999723	5.30%	0
2019	10.168013	11.395873	12.08%	0
2018	10.794296	10.168013	-5.80%	0
2017	10.127042	10.794296	6.59%	0
2016	8.930214	10.127042	13.40%	0
2015	9.672636	8.930214	-7.68%	0
2014	9.990727	9.672636	-3.18%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.529542	11.119266	5.60%	0
2019	9.880674	10.529542	6.57%	0
2018	10.156754	9.880674	-2.72%	0
2017	9.947561	10.156754	2.10%	0
2016*	10.000000	9.947561	-0.52%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.738235	18.308524	33.27%	0
2019	11.452555	13.738235	19.96%	0
2018	11.961460	11.452555	-4.25%	0
2017	10.902560	11.961460	9.71%	0
2016*	10.000000	10.902560	9.03%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	12.657739	13.187365	4.18%	0
2019	11.265501	12.657739	12.36%	0
2018	12.039635	11.265501	-6.43%	0
2017	11.074918	12.039635	8.71%	0
2016	10.630087	11.074918	4.18%	0
2015	11.090160	10.630087	-4.15%	0
2014	10.822283	11.090160	2.48%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	12.614528	13.086204	3.74%	0
2019	11.240017	12.614528	12.23%	0
2018	12.302141	11.240017	-8.63%	0
2017	11.419670	12.302141	7.73%	0
2016	10.505093	11.419670	8.71%	0
2015	10.813889	10.505093	-2.86%	0
2014	10.691876	10.813889	1.14%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.746617	12.349991	-3.11%	0
2019	10.141004	12.746617	25.69%	0
2018	11.201074	10.141004	-9.46%	0
2017	10.124219	11.201074	10.64%	0
2016	8.958027	10.124219	13.02%	0
2015	10.582414	8.958027	-15.35%	0
2014*	10.000000	10.582414	5.82%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	13.235551	11.078226	-16.30%	0
2019	11.405193	13.235551	16.05%	0
2018	12.640110	11.405193	-9.77%	0
2017	11.720342	12.640110	7.85%	0
2016	11.561411	11.720342	1.37%	0
2015	11.930562	11.561411	-3.09%	0
2014	10.660266	11.930562	11.92%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	13.037168	14.205640	8.96%	0
2019	11.264128	13.037168	15.74%	0
2018	12.276218	11.264128	-8.24%	0
2017	10.768659	12.276218	14.00%	0
2016	10.383919	10.768659	3.71%	0
2015	11.301477	10.383919	-8.12%	0
2014	11.271937	11.301477	0.26%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	16.004051	23.717319	48.20%	0
2019	12.256147	16.004051	30.58%	0
2018	14.963833	12.256147	-18.09%	0
2017	12.125444	14.963833	23.41%	0
2016	12.647189	12.125444	-4.13%	0
2015	12.950698	12.647189	-2.34%	0
2014	13.355252	12.950698	-3.03%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.767173	19.560511	10.09%	0
2019	14.964418	17.767173	18.73%	0
2018	16.022463	14.964418	-6.60%	0
2017	14.075743	16.022463	13.83%	0
2016	13.136256	14.075743	7.15%	0
2015	13.233217	13.136256	-0.73%	0
2014	12.822187	13.233217	3.21%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.709273	10.954610	2.29%	0
2019	9.979476	10.709273	7.31%	0
2018	10.396817	9.979476	-4.01%	0
2017	9.946372	10.396817	4.53%	0
2016	9.312658	9.946372	6.80%	0
2015	9.755693	9.312658	-4.54%	0
2014	9.553383	9.755693	2.12%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	17.467482	18.948447	8.48%	0
2019	13.742159	17.467482	27.11%	0
2018	13.981603	13.742159	-1.71%	0
2017	11.800740	13.981603	18.48%	0
2016	10.776856	11.800740	9.50%	0
2015	10.861640	10.776856	-0.78%	0
2014*	10.000000	10.861640	8.62%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.910513	13.411213	12.60%	0
2019	10.541094	11.910513	12.99%	0
2018	11.716985	10.541094	-10.04%	0
2017	10.063863	11.716985	16.43%	0
2016*	10.000000	10.063863	0.64%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	19.063442	21.092932	10.65%	0
2019	15.644602	19.063442	21.85%	0
2018	17.832992	15.644602	-12.27%	0
2017	15.142444	17.832992	17.77%	0
2016	14.214724	15.142444	6.53%	0
2015	14.718720	14.214724	-3.42%	0
2014	14.328928	14.718720	2.72%	21,538
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.028207	16.202737	7.82%	0
2019	13.159053	15.028207	14.20%	0
2018	14.277957	13.159053	-7.84%	0
2017	12.962052	14.277957	10.15%	0
2016	12.426548	12.962052	4.31%	0
2015	12.776815	12.426548	-2.74%	0
2014	12.462220	12.776815	2.52%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	17.074033	18.708375	9.57%	0
2019	14.445473	17.074033	18.20%	0
2018	16.002508	14.445473	-9.73%	0
2017	14.056685	16.002508	13.84%	0
2016	13.323601	14.056685	5.50%	0
2015	13.736549	13.323601	-3.01%	0
2014	13.347127	13.736549	2.92%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.373401	13.086596	5.76%	0
2019	11.373742	12.373401	8.79%	0
2018	11.881053	11.373742	-4.27%	0
2017	11.363424	11.881053	4.56%	0
2016	11.049687	11.363424	2.84%	0
2015	11.323878	11.049687	-2.42%	0
2014	11.147762	11.323878	1.58%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.637072	12.015978	3.26%	0
2019	10.397912	11.637072	11.92%	0
2018	11.376533	10.397912	-8.60%	0
2017	10.083742	11.376533	12.82%	0
2016	9.717683	10.083742	3.77%	0
2015	10.329290	9.717683	-5.92%	0
2014	10.275679	10.329290	0.52%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.037060	12.703245	5.53%	0
2019	10.609704	12.037060	13.45%	0
2018	11.615845	10.609704	-8.66%	0
2017	10.031440	11.615845	15.79%	0
2016	9.607582	10.031440	4.41%	0
2015	10.274825	9.607582	-6.49%	0
2014	10.347660	10.274825	-0.70%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	16.067157	17.482354	8.81%	0
2019	13.834752	16.067157	16.14%	0
2018	15.148914	13.834752	-8.67%	0
2017	13.521321	15.148914	12.04%	0
2016	12.886090	13.521321	4.93%	0
2015	13.250187	12.886090	-2.75%	0
2014	12.890234	13.250187	2.79%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	17.892264	19.744437	10.35%	0
2019	14.891200	17.892264	20.15%	0
2018	16.741193	14.891200	-11.05%	0
2017	14.423600	16.741193	16.07%	0
2016	13.637107	14.423600	5.77%	0
2015	14.085332	13.637107	-3.18%	0
2014	13.703793	14.085332	2.78%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.180395	15.201571	7.20%	0
2019	12.620665	14.180395	12.36%	0
2018	13.482350	12.620665	-6.39%	0
2017	12.481023	13.482350	8.02%	0
2016	11.977862	12.481023	4.20%	0
2015	12.316208	11.977862	-2.75%	0
2014	12.037796	12.316208	2.31%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.543978	11.110654	5.37%	0
2019	9.895428	10.543978	6.55%	0
2018	10.104310	9.895428	-2.07%	0
2017	9.967499	10.104310	1.37%	0
2016	9.915158	9.967499	0.53%	0
2015	10.072353	9.915158	-1.56%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.740594	17.41%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.311553	12.124459	7.19%	0
2019	10.499830	11.311553	7.73%	0
2018	10.839965	10.499830	-3.14%	0
2017	10.626613	10.839965	2.01%	0
2016	10.460918	10.626613	1.58%	0
2015	10.697165	10.460918	-2.21%	0
2014	10.375662	10.697165	3.10%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.547956	10.756649	1.98%	0
2019	10.067342	10.547956	4.77%	0
2018*	10.000000	10.067342	0.67%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	11.491316	12.798088	11.37%	0
2019	9.508296	11.491316	20.86%	0
2018	11.713954	9.508296	-18.83%	0
2017	8.420901	11.713954	39.11%	0
2016	7.952438	8.420901	5.89%	0
2015	9.630550	7.952438	-17.42%	0
2014*	10.000000	9.630550	-3.69%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.903729	12.405240	4.21%	0
2019	10.553856	11.903729	12.79%	0
2018	11.069367	10.553856	-4.66%	0
2017	10.547561	11.069367	4.95%	0
2016	9.398907	10.547561	12.22%	0
2015	9.817444	9.398907	-4.26%	0
2014*	10.000000	9.817444	-1.83%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.153232	10.587739	4.28%	0
2019	9.719373	10.153232	4.46%	0
2018	9.893144	9.719373	-1.76%	0
2017	9.858277	9.893144	0.35%	0
2016	9.954469	9.858277	-0.97%	0
2015	10.137656	9.954469	-1.81%	0
2014*	10.000000	10.137656	1.38%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	8.661042	8.529379	-1.52%	0
2019	8.678257	8.661042	-0.20%	0
2018	8.729876	8.678257	-0.59%	0
2017	8.861294	8.729876	-1.48%	0
2016	9.013938	8.861294	-1.69%	0
2015	9.169819	9.013938	-1.70%	0
2014	9.328395	9.169819	-1.70%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.695335	12.362680	5.71%	0
2019	9.770599	11.695335	19.70%	0
2018	11.533231	9.770599	-15.28%	0
2017	9.394252	11.533231	22.77%	0
2016	9.468884	9.394252	-0.79%	0
2015	9.725972	9.468884	-2.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.716721	15.211668	10.90%	0
2019	11.277527	13.716721	21.63%	0
2018	12.588369	11.277527	-10.41%	0
2017	10.812695	12.588369	16.42%	0
2016	10.047852	10.812695	7.61%	0
2015	10.324678	10.047852	-2.68%	0
2014*	10.000000	10.324678	3.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	12.150159	13.067079	7.55%	0
2019	10.716266	12.150159	13.38%	0
2018	11.458305	10.716266	-6.48%	0
2017	10.488454	11.458305	9.25%	0
2016	10.036762	10.488454	4.50%	0
2015	10.228109	10.036762	-1.87%	0
2014*	10.000000	10.228109	2.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	13.054257	14.323329	9.72%	0
2019	11.072151	13.054257	17.90%	0
2018	12.044039	11.072151	-8.07%	0
2017	10.671430	12.044039	12.86%	0
2016	10.075671	10.671430	5.91%	0
2015	10.304733	10.075671	-2.22%	0
2014*	10.000000	10.304733	3.05%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.051278	11.592908	4.90%	0
2019	10.263928	11.051278	7.67%	0
2018	10.634186	10.263928	-3.48%	0
2017	10.235908	10.634186	3.89%	0
2016	9.986640	10.235908	2.50%	0
2015	10.132517	9.986640	-1.44%	0
2014*	10.000000	10.132517	1.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.790573	12.118674	2.78%	0
2019	10.614735	11.790573	11.08%	0
2018	11.443095	10.614735	-7.24%	0
2017	10.208121	11.443095	12.10%	0
2016	9.823470	10.208121	3.92%	0
2015	10.328123	9.823470	-4.89%	0
2014	10.254903	10.328123	0.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.321719	12.878709	4.52%	0
2019	10.876338	12.321719	13.29%	0
2018	11.778612	10.876338	-7.66%	0
2017	10.244024	11.778612	14.98%	0
2016	9.743445	10.244024	5.14%	0
2015	10.320134	9.743445	-5.59%	0
2014	10.319712	10.320134	0.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.651077	13.722479	8.47%	0
2019	10.930265	12.651077	15.74%	0
2018	11.790035	10.930265	-7.29%	0
2017	10.620447	11.790035	11.01%	0
2016	10.083356	10.620447	5.33%	0
2015	10.292187	10.083356	-2.03%	0
2014*	10.000000	10.292187	2.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.347711	14.738437	10.42%	0
2019	11.145649	13.347711	19.76%	0
2018	12.289040	11.145649	-9.30%	0
2017	10.713983	12.289040	14.70%	0
2016	10.046640	10.713983	6.64%	0
2015	10.295544	10.046640	-2.42%	0
2014*	10.000000	10.295544	2.96%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.830251	12.623732	6.71%	0
2019	10.604952	11.830251	11.55%	0
2018	11.207640	10.604952	-5.38%	0
2017	10.439318	11.207640	7.36%	0
2016	10.046413	10.439318	3.91%	0
2015	10.223287	10.046413	-1.73%	0
2014*	10.000000	10.223287	2.23%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.445211	10.999184	5.30%	0
2019*	10.000000	10.445211	4.45%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.745231	12.227274	13.79%	0
2019*	10.000000	10.745231	7.45%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	26.345505	33.645382	27.71%	0
2019	20.581589	26.345505	28.01%	0
2018	21.665478	20.581589	-5.00%	0
2017	16.968856	21.665478	27.68%	0
2016	16.924690	16.968856	0.26%	0
2015	16.694905	16.924690	1.38%	0
2014	15.418861	16.694905	8.28%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.713436	19.473408	16.51%	0
2019	12.380460	16.713436	35.00%	0
2018	12.792901	12.380460	-3.22%	0
2017	10.241295	12.792901	24.91%	0
2016*	10.000000	10.241295	2.41%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.789256	17.89%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	14.040824	15.612280	11.19%	0
2019	11.367659	14.040824	23.52%	0
2018	13.051189	11.367659	-12.90%	0
2017	11.466849	13.051189	13.82%	0
2016	9.697108	11.466849	18.25%	0
2015	10.121321	9.697108	-4.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.258288	22.601157	-2.83%	0
2019	19.104743	23.258288	21.74%	0
2018	22.381457	19.104743	-14.64%	0
2017	19.999642	22.381457	11.91%	0
2016	17.300685	19.999642	15.60%	0
2015	18.122865	17.300685	-4.54%	0
2014	15.754788	18.122865	15.03%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	17.212640	23.838503	38.49%	0
2019	12.902482	17.212640	33.41%	0
2018	14.259121	12.902482	-9.51%	0
2017	11.610900	14.259121	22.81%	0
2016	10.905457	11.610900	6.47%	0
2015	11.010819	10.905457	-0.96%	0
2014*	10.000000	11.010819	10.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	12.547268	12.969460	3.36%	0
2019	10.726192	12.547268	16.98%	0
2018	13.140588	10.726192	-18.37%	0
2017	12.256354	13.140588	7.21%	0
2016	9.900288	12.256354	23.80%	0
2015	10.716960	9.900288	-7.62%	0
2014*	10.000000	10.716960	7.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	14.364772	17.324492	20.60%	0
2019	11.630233	14.364772	23.51%	0
2018	13.543710	11.630233	-14.13%	0
2017	12.139875	13.543710	11.56%	0
2016	10.053724	12.139875	20.75%	0
2015	10.397643	10.053724	-3.31%	0
2014*	10.000000	10.397643	3.98%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.832569	17.649034	11.47%	0
2019	12.574585	15.832569	25.91%	0
2018	13.467696	12.574585	-6.63%	0
2017	10.980996	13.467696	22.65%	0
2016*	10.000000	10.980996	9.81%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.487150	13.429432	-7.30%	0
2019	11.297969	14.487150	28.23%	0
2018	11.980538	11.297969	-5.70%	0
2017	11.481771	11.980538	4.34%	0
2016	10.897631	11.481771	5.36%	0
2015	11.751274	10.897631	-7.26%	0
2014	9.295351	11.751274	26.42%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	15.933296	18.511972	16.18%	0
2019	12.358382	15.933296	28.93%	0
2018	13.182128	12.358382	-6.25%	0
2017	11.033839	13.182128	19.47%	0
2016	10.051598	11.033839	9.77%	0
2015	10.107861	10.051598	-0.56%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.815512	9.921896	1.08%	0
2019	9.593169	9.815512	2.32%	0
2018	9.680583	9.593169	-0.90%	0
2017	9.694434	9.680583	-0.14%	0
2016	9.621877	9.694434	0.75%	0
2015	9.821784	9.621877	-2.04%	0
2014	9.942531	9.821784	-1.21%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.624698	15.980435	17.29%	0
2019	11.091785	13.624698	22.84%	0
2018	12.728613	11.091785	-12.86%	0
2017	11.339980	12.728613	12.25%	0
2016	9.543690	11.339980	18.82%	0
2015	10.207053	9.543690	-6.50%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	25.917903	40.891034	57.77%	0
2019	19.268095	25.917903	34.51%	0
2018	21.089688	19.268095	-8.64%	0
2017	16.823112	21.089688	25.36%	0
2016	16.136109	16.823112	4.26%	0
2015	16.472135	16.136109	-2.04%	0
2014	16.156055	16.472135	1.96%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	9.959579	10.598797	6.42%	0
2019	8.790445	9.959579	13.30%	0
2018	9.594052	8.790445	-8.38%	0
2017	9.148266	9.594052	4.87%	0
2016	9.366440	9.148266	-2.33%	0
2015	10.036283	9.366440	-6.67%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	10.679516	11.043943	3.41%	0
2019	9.455721	10.679516	12.94%	0
2018	10.528859	9.455721	-10.19%	0
2017	9.705879	10.528859	8.48%	0
2016	9.040197	9.705879	7.36%	0
2015	9.926320	9.040197	-8.93%	0
2014	10.127978	9.926320	-1.99%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	9.610197	9.675629	0.68%	0
2019	9.495842	9.610197	1.20%	0
2018	10.286277	9.495842	-7.68%	0
2017	10.171919	10.286277	1.12%	0
2016	9.141365	10.171919	11.27%	0
2015	9.607838	9.141365	-4.86%	0
2014	9.638860	9.607838	-0.32%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.756723	12.470776	6.07%	0
2019	10.703106	11.756723	9.84%	0
2018	11.516543	10.703106	-7.06%	0
2017	10.332754	11.516543	11.46%	0
2016	9.309527	10.332754	10.99%	0
2015	10.428757	9.309527	-10.73%	0
2014	10.561079	10.428757	-1.25%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.881873	5.852905	-0.49%	0
2019	5.373622	5.881873	9.46%	0
2018	6.372070	5.373622	-15.67%	0
2017	6.351934	6.372070	0.32%	0
2016	5.624942	6.351934	12.92%	0
2015	7.697793	5.624942	-26.93%	0
2014	9.622807	7.697793	-20.00%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.516552	10.823181	2.92%	0
2019	10.205167	10.516552	3.05%	0
2018	10.287333	10.205167	-0.80%	0
2017	9.975376	10.287333	3.13%	0
2016	9.698110	9.975376	2.86%	0
2015	10.045424	9.698110	-3.46%	0
2014	9.926970	10.045424	1.19%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	14.144678	14.819074	4.77%	0
2019	12.550357	14.144678	12.70%	0
2018	13.415970	12.550357	-6.45%	0
2017	12.431517	13.415970	7.92%	0
2016	11.170002	12.431517	11.29%	0
2015	11.638457	11.170002	-4.03%	0
2014	11.675741	11.638457	-0.32%	0
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.951579	11.842466	8.13%	0
2019	10.508439	10.951579	4.22%	0
2018	11.170396	10.508439	-5.93%	0
2017	10.470812	11.170396	6.68%	0
2016	10.247404	10.470812	2.18%	0
2015	10.874128	10.247404	-5.76%	0
2014	10.828450	10.874128	0.42%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	15.248027	15.830163	3.82%	0
2019	13.534080	15.248027	12.66%	0
2018	14.159053	13.534080	-4.41%	0
2017	13.522281	14.159053	4.71%	0
2016	12.242975	13.522281	10.45%	0
2015	12.679003	12.242975	-3.44%	0
2014	12.494360	12.679003	1.48%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.878787	11.376759	4.58%	0
2019	10.203732	10.878787	6.62%	0
2018	10.351538	10.203732	-1.43%	0
2017*	10.000000	10.351538	3.52%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.611638	10.999450	3.65%	0
2019	10.098164	10.611638	5.08%	0
2018	10.070759	10.098164	0.27%	0
2017*	10.000000	10.070759	0.71%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.796967	11.745037	8.78%	0
2019	10.273040	10.796967	5.10%	0
2018	10.895516	10.273040	-5.71%	0
2017	10.008984	10.895516	8.86%	0
2016	9.894330	10.008984	1.16%	0
2015	10.843504	9.894330	-8.75%	0
2014	10.997928	10.843504	-1.40%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.720816	9.831679	1.14%	0
2019	9.515552	9.720816	2.16%	0
2018	9.658123	9.515552	-1.48%	0
2017	9.703192	9.658123	-0.46%	0
2016	9.743386	9.703192	-0.41%	0
2015	9.891235	9.743386	-1.49%	0
2014	9.987560	9.891235	-0.96%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.276365	12.030310	6.69%	0
2019	10.597384	11.276365	6.41%	0
2018	10.850573	10.597384	-2.33%	0
2017	10.530441	10.850573	3.04%	0
2016	10.442267	10.530441	0.84%	0
2015	10.587320	10.442267	-1.37%	0
2014	10.339516	10.587320	2.40%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	14.957729	14.994105	0.24%	0
2019	13.314480	14.957729	12.34%	0
2018	14.105544	13.314480	-5.61%	0
2017	13.407723	14.105544	5.20%	0
2016	11.986975	13.407723	11.85%	0
2015	12.733627	11.986975	-5.86%	0
2014	12.992319	12.733627	-1.99%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	11.297598	15.053488	33.25%	0
2019	9.099333	11.297598	24.16%	0
2018	11.372443	9.099333	-19.99%	0
2017	8.706128	11.372443	30.63%	0
2016	8.799948	8.706128	-1.07%	0
2015	9.878793	8.799948	-10.92%	0
2014	10.209815	9.878793	-3.24%	0
ProFunds - ProFund VP Banks - Q/NQ
2020	20.658231	17.217334	-16.66%	0
2019	15.404140	20.658231	34.11%	0
2018	19.088422	15.404140	-19.30%	0
2017	16.466917	19.088422	15.92%	0
2016	13.593343	16.466917	21.14%	0
2015	13.888582	13.593343	-2.13%	0
2014	12.800495	13.888582	8.50%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	10.659024	12.205123	14.51%	0
2019	9.211271	10.659024	15.72%	0
2018	11.381297	9.211271	-19.07%	0
2017	9.415909	11.381297	20.87%	0
2016	8.083579	9.415909	16.48%	0
2015	9.553520	8.083579	-15.39%	0
2014	9.557590	9.553520	-0.04%	0
ProFunds - ProFund VP Bear - Q/NQ
2020	1.996208	1.459619	-26.88%	0
2019	2.635515	1.996208	-24.26%	0
2018	2.576883	2.635515	2.28%	0
2017	3.195430	2.576883	-19.36%	0
2016	3.738565	3.195430	-14.53%	0
2015	4.000163	3.738565	-6.54%	0
2014	4.745513	4.000163	-15.71%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	29.048353	32.945217	13.42%	0
2019	25.374903	29.048353	14.48%	0
2018	27.684504	25.374903	-8.34%	0
2017	22.981352	27.684504	20.47%	0
2016	27.658916	22.981352	-16.91%	0
2015	27.238270	27.658916	1.54%	0
2014	21.359618	27.238270	27.52%	0
ProFunds - ProFund VP Bull - Q/NQ
2020	23.008605	26.243856	14.06%	0
2019	18.161250	23.008605	26.69%	0
2018	19.687370	18.161250	-7.75%	0
2017	16.781006	19.687370	17.32%	0
2016	15.566613	16.781006	7.80%	0
2015	15.908694	15.566613	-2.15%	0
2014	14.518736	15.908694	9.57%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	18.053386	23.257290	28.83%	0
2019	14.511136	18.053386	24.41%	0
2018	17.328655	14.511136	-16.26%	0
2017	15.320948	17.328655	13.10%	0
2016	15.051865	15.320948	1.79%	0
2015	14.700163	15.051865	2.39%	0
2014	13.566847	14.700163	8.35%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	26.054156	32.870991	26.16%	0
2019	21.265165	26.054156	22.52%	0
2018	21.502691	21.265165	-1.10%	0
2017	18.479295	21.502691	16.36%	0
2016	18.042854	18.479295	2.42%	0
2015	17.532700	18.042854	2.91%	0
2014	15.859635	17.532700	10.55%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	9.367200	11.668455	24.57%	0
2019	7.670325	9.367200	22.12%	0
2018	9.210032	7.670325	-16.72%	0
2017	7.030543	9.210032	31.00%	0
2016	6.442491	7.030543	9.13%	0
2015	7.931090	6.442491	-18.77%	0
2014	8.354032	7.931090	-5.06%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	12.439015	11.098534	-10.78%	0
2019	10.743154	12.439015	15.79%	0
2018	12.728464	10.743154	-15.60%	0
2017	10.815942	12.728464	17.68%	0
2016	10.205508	10.815942	5.98%	0
2015	11.649244	10.205508	-12.39%	0
2014	12.972517	11.649244	-10.20%	0
ProFunds - ProFund VP Financials - Q/NQ
2020	20.966463	20.245267	-3.44%	0
2019	16.372863	20.966463	28.06%	0
2018	18.597197	16.372863	-11.96%	0
2017	16.006395	18.597197	16.19%	0
2016	14.119396	16.006395	13.36%	0
2015	14.581513	14.119396	-3.17%	0
2014	13.136782	14.581513	11.00%	0
ProFunds - ProFund VP Health Care - Q/NQ
2020	25.739105	28.954291	12.49%	0
2019	21.935117	25.739105	17.34%	0
2018	21.368711	21.935117	2.65%	0
2017	17.976850	21.368711	18.87%	0
2016	19.059417	17.976850	-5.68%	0
2015	18.461656	19.059417	3.24%	0
2014	15.182701	18.461656	21.60%	0
ProFunds - ProFund VP Industrials - Q/NQ
2020	20.288901	23.286734	14.78%	0
2019	15.816719	20.288901	28.28%	0
2018	18.446602	15.816719	-14.26%	0
2017	15.330856	18.446602	20.32%	0
2016	13.267337	15.330856	15.55%	0
2015	13.974800	13.267337	-5.06%	0
2014	13.465459	13.974800	3.78%	0
ProFunds - ProFund VP International - Q/NQ
2020	11.841582	12.210358	3.11%	0
2019	10.100029	11.841582	17.24%	0
2018	12.198032	10.100029	-17.20%	0
2017	10.187772	12.198032	19.73%	0
2016	10.460278	10.187772	-2.61%	0
2015	11.029742	10.460278	-5.16%	0
2014	12.210573	11.029742	-9.67%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2020	28.917507	42.873132	48.26%	0
2019	24.923062	28.917507	16.03%	0
2018	24.164300	24.923062	3.14%	0
2017	18.067404	24.164300	33.75%	0
2016	17.416030	18.067404	3.74%	0
2015	14.721011	17.416030	18.31%	0
2014	14.809503	14.721011	-0.60%	0
ProFunds - ProFund VP Japan - Q/NQ
2020	15.600624	17.778906	13.96%	0
2019	13.225551	15.600624	17.96%	0
2018	15.227379	13.225551	-13.15%	0
2017	13.077016	15.227379	16.44%	0
2016	13.247869	13.077016	-1.29%	0
2015	12.737097	13.247869	4.01%	0
2014	12.552420	12.737097	1.47%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	33.751930	48.297584	43.10%	0
2019	25.117024	33.751930	34.38%	0
2018	26.040787	25.117024	-3.55%	0
2017	20.318653	26.040787	28.16%	0
2016	19.636994	20.318653	3.47%	0
2015	18.590721	19.636994	5.63%	0
2014	16.163458	18.590721	15.02%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	8.781193	5.657018	-35.58%	0
2019	8.232006	8.781193	6.67%	0
2018	10.498353	8.232006	-21.59%	0
2017	11.029516	10.498353	-4.82%	0
2016	9.034746	11.029516	22.08%	0
2015	11.994558	9.034746	-24.68%	0
2014	13.689829	11.994558	-12.38%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	18.851635	20.849993	10.60%	0
2019	16.816526	18.851635	12.10%	0
2018	18.239664	16.816526	-7.80%	0
2017	16.812866	18.239664	8.49%	0
2016	17.766178	16.812866	-5.37%	0
2015	17.304540	17.766178	2.67%	0
2014	14.748469	17.304540	17.33%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	4.045217	4.935049	22.00%	0
2019	2.818978	4.045217	43.50%	0
2018	3.314455	2.818978	-14.95%	0
2017	3.202583	3.314455	3.49%	0
2016	2.090790	3.202583	53.18%	0
2015	3.167655	2.090790	-34.00%	0
2014	4.232687	3.167655	-25.16%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2020	16.198981	14.921585	-7.89%	0
2019	13.000375	16.198981	24.60%	0
2018	14.025537	13.000375	-7.31%	0
2017	13.204520	14.025537	6.22%	0
2016	12.704956	13.204520	3.93%	0
2015	12.882914	12.704956	-1.38%	0
2014	10.483077	12.882914	22.89%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.514853	1.812034	-27.95%	0
2019	3.097848	2.514853	-18.82%	0
2018	3.025814	3.097848	2.38%	0
2017	3.493980	3.025814	-13.40%	0
2016	3.747697	3.493980	-6.77%	0
2015	3.874009	3.747697	-3.26%	0
2014	5.650981	3.874009	-31.45%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	29.801726	42.434496	42.39%	0
2019	20.241684	29.801726	47.23%	0
2018	22.941208	20.241684	-11.77%	0
2017	17.215671	22.941208	33.26%	0
2016	13.712987	17.215671	25.54%	0
2015	14.363182	13.712987	-4.53%	0
2014	10.861171	14.363182	32.24%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	3.979836	2.669751	-32.92%	0
2019	5.124476	3.979836	-22.34%	0
2018	4.630717	5.124476	10.66%	0
2017	6.528200	4.630717	-29.07%	0
2016	7.928438	6.528200	-17.66%	0
2015	7.232441	7.928438	9.62%	0
2014	7.579545	7.232441	-4.58%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2020	3.300688	2.694777	-18.36%	0
2019	4.066026	3.300688	-18.82%	0
2018	3.582359	4.066026	13.50%	0
2017	4.591693	3.582359	-21.98%	0
2016	4.963588	4.591693	-7.49%	0
2015	5.247904	4.963588	-5.42%	0
2014	5.193268	5.247904	1.05%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.252888	0.704760	-43.75%	0
2019	1.771592	1.252888	-29.28%	0
2018	1.855989	1.771592	-4.55%	0
2017	2.525646	1.855989	-26.51%	0
2016	2.856574	2.525646	-11.58%	0
2015	3.341906	2.856574	-14.52%	0
2014	4.217095	3.341906	-20.75%	0
ProFunds - ProFund VP Technology - Q/NQ
2020	29.021685	41.310942	42.35%	0
2019	20.335202	29.021685	42.72%	0
2018	21.174937	20.335202	-3.97%	0
2017	15.933772	21.174937	32.89%	0
2016	14.427741	15.933772	10.44%	0
2015	14.332924	14.427741	0.66%	0
2014	12.344519	14.332924	16.11%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	12.800353	12.979194	1.40%	0
2019	11.346020	12.800353	12.82%	0
2018	13.597181	11.346020	-16.56%	0
2017	14.131759	13.597181	-3.78%	0
2016	11.816430	14.131759	19.59%	0
2015	11.840613	11.816430	-0.20%	0
2014	11.977626	11.840613	-1.14%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	16.576840	19.666445	18.64%	0
2019	14.264381	16.576840	16.21%	0
2018	15.344558	14.264381	-7.04%	0
2017	14.256672	15.344558	7.63%	0
2016	14.547307	14.256672	-2.00%	0
2015	15.683576	14.547307	-7.24%	0
2014	11.697661	15.683576	34.07%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	105.466475	193.148390	83.14%	0
2019	59.716237	105.466475	76.61%	0
2018	67.230794	59.716237	-11.18%	0
2017	40.627633	67.230794	65.48%	0
2016	38.047633	40.627633	6.78%	0
2015	34.070794	38.047633	11.67%	0
2014	25.515314	34.070794	33.53%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.148786	0.041740	-71.95%	0
2019	0.305799	0.148786	-51.35%	0
2018	0.351896	0.305799	-13.10%	0
2017	0.650119	0.351896	-45.87%	0
2016	0.828845	0.650119	-21.56%	0
2015	1.143439	0.828845	-27.51%	0
2014	1.810576	1.143439	-36.85%	0
ProFunds - ProFund VP Utilities - Q/NQ
2020	20.237893	19.416367	-4.06%	0
2019	16.755077	20.237893	20.79%	0
2018	16.568548	16.755077	1.13%	0
2017	15.233502	16.568548	8.76%	0
2016	13.466064	15.233502	13.13%	0
2015	14.636050	13.466064	-7.99%	0
2014	11.827583	14.636050	23.75%	9,884
Rydex Variable Trust - Banking Fund - Q/NQ
2020	10.467393	9.418488	-10.02%	0
2019	8.293592	10.467393	26.21%	0
2018	10.441772	8.293592	-20.57%	0
2017	9.442959	10.441772	10.58%	0
2016	7.548550	9.442959	25.10%	0
2015	8.071441	7.548550	-6.48%	0
2014	7.939592	8.071441	1.66%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	25.130787	29.583093	17.72%	0
2019	21.053037	25.130787	19.37%	0
2018	25.945939	21.053037	-18.86%	0
2017	21.734473	25.945939	19.38%	0
2016	16.895217	21.734473	28.64%	0
2015	20.782525	16.895217	-18.70%	0
2014	21.533033	20.782525	-3.49%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	33.318144	39.732093	19.25%	0
2019	27.187257	33.318144	22.55%	0
2018	30.545217	27.187257	-10.99%	0
2017	24.004902	30.545217	27.25%	0
2016	30.395207	24.004902	-21.02%	0
2015	28.505605	30.395207	6.63%	0
2014	21.853384	28.505605	30.44%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	2.014628	1.530346	-24.04%	0
2019	1.778250	2.014628	13.29%	0
2018	2.131569	1.778250	-16.58%	0
2017	2.076343	2.131569	2.66%	0
2016	1.913137	2.076343	8.53%	0
2015	2.940036	1.913137	-34.93%	0
2014	4.532454	2.940036	-35.13%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	33.815474	35.758571	5.75%	0
2019	28.120794	33.815474	20.25%	0
2018	32.556898	28.120794	-13.63%	0
2017	29.694939	32.556898	9.64%	0
2016	28.654819	29.694939	3.63%	0
2015	27.442727	28.654819	4.42%	0
2014	24.787432	27.442727	10.71%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	44.897113	44.897418	0.00%	0
2019	30.971608	44.897113	44.96%	0
2018	36.738103	30.971608	-15.70%	0
2017	23.575381	36.738103	55.83%	0
2016	18.345652	23.575381	28.51%	0
2015	19.484757	18.345652	-5.85%	0
2014	16.970225	19.484757	14.82%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	22.642100	34.713705	53.31%	0
2019	14.460753	22.642100	56.58%	0
2018	16.853849	14.460753	-14.20%	0
2017	13.081283	16.853849	28.84%	0
2016	10.702102	13.081283	22.23%	0
2015	10.662896	10.702102	0.37%	0
2014	8.766336	10.662896	21.63%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2020	12.961538	8.386543	-35.30%	0
2019	12.344719	12.961538	5.00%	0
2018	16.855233	12.344719	-26.76%	0
2017	18.291884	16.855233	-7.85%	0
2016	14.164357	18.291884	29.14%	0
2015	20.651628	14.164357	-31.41%	0
2014	25.817513	20.651628	-20.01%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	6.880169	4.238016	-38.40%	0
2019	7.003597	6.880169	-1.76%	0
2018	13.110797	7.003597	-46.58%	0
2017	16.393348	13.110797	-20.02%	0
2016	13.541151	16.393348	21.06%	0
2015	20.169393	13.541151	-32.86%	0
2014	29.038622	20.169393	-30.54%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	10.784019	10.625727	-1.47%	0
2019	8.542088	10.784019	26.25%	0
2018	10.726078	8.542088	-20.36%	0
2017	8.484314	10.726078	26.42%	0
2016	9.140549	8.484314	-7.18%	0
2015	10.018674	9.140549	-8.76%	0
2014	11.646868	10.018674	-13.98%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	14.853145	14.584938	-1.81%	0
2019	11.797682	14.853145	25.90%	0
2018	13.682984	11.797682	-13.78%	0
2017	12.043278	13.682984	13.62%	0
2016	10.577012	12.043278	13.86%	0
2015	11.206685	10.577012	-5.62%	0
2014	10.126608	11.206685	10.67%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	20.694016	24.807911	19.88%	0
2019	18.029398	20.694016	14.78%	0
2018	19.374515	18.029398	-6.94%	0
2017	17.977407	19.374515	7.77%	0
2016	18.349629	17.977407	-2.03%	0
2015	19.669368	18.349629	-6.71%	0
2014	14.859262	19.669368	32.37%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	30.113774	35.131535	16.66%	0
2019	24.994133	30.113774	20.48%	0
2018	25.115521	24.994133	-0.48%	0
2017	20.794917	25.115521	20.78%	0
2016	23.425029	20.794917	-11.23%	0
2015	22.797466	23.425029	2.75%	0
2014	18.610012	22.797466	22.50%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	12.228559	11.964444	-2.16%	0
2019	10.927923	12.228559	11.90%	0
2018	11.215036	10.927923	-2.56%	0
2017	10.675459	11.215036	5.05%	0
2016	9.729202	10.675459	9.73%	0
2015	9.968200	9.729202	-2.40%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2020	43.626465	68.706817	57.49%	0
2019	35.373194	43.626465	23.33%	0
2018	37.178684	35.373194	-4.86%	0
2017	28.231895	37.178684	31.69%	0
2016	27.497934	28.231895	2.67%	0
2015	25.815568	27.497934	6.52%	0
2014	25.758090	25.815568	0.22%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.193129	0.102960	-46.69%	0
2019	0.307466	0.193129	-37.19%	0
2018	0.308384	0.307466	-0.30%	0
2017	0.513882	0.308384	-39.99%	0
2016	0.743046	0.513882	-30.84%	0
2015	0.821926	0.743046	-9.60%	0
2014	1.068781	0.821926	-23.10%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.102948	1.631218	-22.43%	0
2019	2.467276	2.102948	-14.77%	0
2018	2.418531	2.467276	2.02%	0
2017	2.700212	2.418531	-10.43%	0
2016	2.830006	2.700212	-4.59%	0
2015	2.914431	2.830006	-2.90%	0
2014	3.948518	2.914431	-26.19%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.121491	0.828000	-26.17%	0
2019	1.431658	1.121491	-21.66%	0
2018	1.313326	1.431658	9.01%	0
2017	1.545319	1.313326	-15.01%	0
2016	1.943881	1.545319	-20.50%	0
2015	2.000002	1.943881	-2.81%	0
2014	2.300516	2.000002	-13.06%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.407403	0.248296	-39.05%	0
2019	0.575732	0.407403	-29.24%	0
2018	0.602412	0.575732	-4.43%	0
2017	0.813370	0.602412	-25.94%	0
2016	0.914064	0.813370	-11.02%	0
2015	1.067244	0.914064	-14.35%	0
2014	1.334294	1.067244	-20.01%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	1.035661	0.704399	-31.99%	0
2019	1.327213	1.035661	-21.97%	0
2018	1.215024	1.327213	9.23%	0
2017	1.428675	1.215024	-14.95%	0
2016	1.823064	1.428675	-21.63%	0
2015	1.852719	1.823064	-1.60%	0
2014	2.067725	1.852719	-10.40%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.138048	0.838743	-26.30%	0
2019	1.501831	1.138048	-24.22%	0
2018	1.469664	1.501831	2.19%	0
2017	1.808863	1.469664	-18.75%	0
2016	2.091147	1.808863	-13.50%	0
2015	2.226019	2.091147	-6.06%	0
2014	2.647158	2.226019	-15.91%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	19.118482	26.398253	38.08%	0
2019	13.989248	19.118482	36.67%	0
2018	18.471570	13.989248	-24.27%	0
2017	12.501580	18.471570	47.75%	0
2016	11.681759	12.501580	7.02%	0
2015	10.610890	11.681759	10.09%	0
2014	12.760879	10.610890	-16.85%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	35.643174	42.399481	18.96%	0
2019	28.047116	35.643174	27.08%	0
2018	32.964170	28.047116	-14.92%	0
2017	27.917960	32.964170	18.08%	0
2016	25.920340	27.917960	7.71%	0
2015	26.288764	25.920340	-1.40%	0
2014	24.880703	26.288764	5.66%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	50.048210	54.456227	8.81%	0
2019	37.406576	50.048210	33.80%	0
2018	47.216294	37.406576	-20.78%	0
2017	39.225925	47.216294	20.37%	0
2016	30.778650	39.225925	27.45%	0
2015	33.134156	30.778650	-7.11%	0
2014	30.113271	33.134156	10.03%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	94.954391	174.425405	83.69%	0
2019	53.514697	94.954391	77.44%	0
2018	60.034098	53.514697	-10.86%	0
2017	36.030903	60.034098	66.62%	0
2016	33.442718	36.030903	7.74%	0
2015	29.679823	33.442718	12.68%	0
2014	22.107122	29.679823	34.25%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	48.397190	68.965132	42.50%	0
2019	35.973504	48.397190	34.54%	0
2018	37.273389	35.973504	-3.49%	0
2017	28.916725	37.273389	28.90%	0
2016	27.755322	28.916725	4.18%	0
2015	26.085571	27.755322	6.40%	0
2014	22.594674	26.085571	15.45%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2020	33.030473	38.972667	17.99%	0
2019	23.166714	33.030473	42.58%	0
2018	26.282536	23.166714	-11.86%	0
2017	20.287903	26.282536	29.55%	0
2016	17.833871	20.287903	13.76%	0
2015	18.273577	17.833871	-2.41%	0
2014	15.675863	18.273577	16.57%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	13.747984	18.149989	32.02%	0
2019	9.189090	13.747984	49.61%	0
2018	11.210666	9.189090	-18.03%	0
2017	10.649627	11.210666	5.27%	0
2016	6.545020	10.649627	62.71%	0
2015	9.562733	6.545020	-31.56%	0
2014	11.770084	9.562733	-18.75%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	26.639233	24.662758	-7.42%	0
2019	21.778571	26.639233	22.32%	0
2018	23.910073	21.778571	-8.91%	0
2017	22.804831	23.910073	4.85%	0
2016	21.060078	22.804831	8.28%	0
2015	21.979182	21.060078	-4.18%	0
2014	18.477341	21.979182	18.95%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	30.241225	42.709828	41.23%	0
2019	24.714957	30.241225	22.36%	0
2018	25.984272	24.714957	-4.88%	0
2017	23.428497	25.984272	10.91%	0
2016	23.761159	23.428497	-1.40%	0
2015	24.497256	23.761159	-3.00%	0
2014	22.935632	24.497256	6.81%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	35.596608	42.004310	18.00%	0
2019	26.751281	35.596608	33.07%	0
2018	33.838391	26.751281	-20.94%	0
2017	28.681445	33.838391	17.98%	0
2016	22.371701	28.681445	28.20%	0
2015	25.030563	22.371701	-10.62%	0
2014	24.416548	25.030563	2.51%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	38.604145	44.816145	16.09%	0
2019	24.164700	38.604145	59.75%	0
2018	29.062210	24.164700	-16.85%	0
2017	20.602850	29.062210	41.06%	0
2016	17.406566	20.602850	18.36%	0
2015	18.006394	17.406566	-3.33%	0
2014	14.694832	18.006394	22.54%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	27.265426	34.125723	25.16%	0
2019	21.909109	27.265426	24.45%	0
2018	23.620869	21.909109	-7.25%	0
2017	19.315930	23.620869	22.29%	0
2016	19.155428	19.315930	0.84%	0
2015	19.278430	19.155428	-0.64%	0
2014	17.445139	19.278430	10.51%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	23.419381	20.589575	-12.08%	0
2019	19.326856	23.419381	21.18%	0
2018	22.683752	19.326856	-14.80%	0
2017	19.915649	22.683752	13.90%	0
2016	17.256821	19.915649	15.41%	0
2015	19.372361	17.256821	-10.92%	0
2014	17.763444	19.372361	9.06%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	25.376656	32.545125	28.25%	0
2019	22.368299	25.376656	13.45%	0
2018	26.719464	22.368299	-16.28%	0
2017	22.886208	26.719464	16.75%	0
2016	22.669009	22.886208	0.96%	0
2015	22.760714	22.669009	-0.40%	0
2014	23.519578	22.760714	-3.23%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	22.431569	23.685555	5.59%	0
2019	18.634443	22.431569	20.38%	0
2018	23.399503	18.634443	-20.36%	0
2017	21.037055	23.399503	11.23%	0
2016	16.603447	21.037055	26.70%	0
2015	19.164476	16.603447	-13.36%	0
2014	18.267677	19.164476	4.91%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	25.393709	28.895440	13.79%	0
2019	22.947484	25.393709	10.66%	0
2018	25.663949	22.947484	-10.58%	0
2017	22.489537	25.663949	14.12%	0
2016	19.274685	22.489537	16.68%	0
2015	19.681482	19.274685	-2.07%	0
2014	20.021982	19.681482	-1.70%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	17.485582	16.162193	-7.57%	0
2019	14.740032	17.485582	18.63%	0
2018	18.882159	14.740032	-21.94%	0
2017	19.261247	18.882159	-1.97%	0
2016	14.872800	19.261247	29.51%	0
2015	17.500191	14.872800	-15.01%	0
2014	17.572208	17.500191	-0.41%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	6.827341	5.769305	-15.50%	0
2019	6.639160	6.827341	2.83%	0
2018	6.040529	6.639160	9.91%	0
2017	7.461659	6.040529	-19.05%	0
2016	7.093658	7.461659	5.19%	0
2015	6.366325	7.093658	11.42%	0
2014	5.268287	6.366325	20.84%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2020	34.704497	50.916161	46.71%	0
2019	25.263317	34.704497	37.37%	0
2018	26.092503	25.263317	-3.18%	0
2017	20.012221	26.092503	30.38%	0
2016	18.327945	20.012221	9.19%	0
2015	18.439637	18.327945	-0.61%	0
2014	17.013713	18.439637	8.38%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	9.782920	10.529703	7.63%	0
2019	8.790702	9.782920	11.29%	0
2018	9.443674	8.790702	-6.91%	0
2017	9.075366	9.443674	4.06%	0
2016	7.863352	9.075366	15.41%	0
2015	8.576408	7.863352	-8.31%	0
2014	8.502360	8.576408	0.87%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	30.637172	42.351835	38.24%	0
2019	25.495864	30.637172	20.17%	0
2018	32.444891	25.495864	-21.42%	0
2017	27.048423	32.444891	19.95%	0
2016	23.837548	27.048423	13.47%	0
2015	28.226030	23.837548	-15.55%	0
2014	23.382619	28.226030	20.71%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	21.241833	19.809064	-6.75%	0
2019	18.156768	21.241833	16.99%	0
2018	17.799166	18.156768	2.01%	0
2017	16.309375	17.799166	9.13%	0
2016	14.260661	16.309375	14.37%	0
2015	15.660202	14.260661	-8.94%	0
2014	12.963227	15.660202	20.80%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	5.215871	5.624161	7.83%	0
2019	5.576361	5.215871	-6.46%	0
2018	6.420178	5.576361	-13.14%	0
2017	5.473712	6.420178	17.29%	0
2016	6.099438	5.473712	-10.26%	0
2015	7.460439	6.099438	-18.24%	0
2014	9.719517	7.460439	-23.24%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	10.880229	11.484462	5.55%	0
2019	10.425538	10.880229	4.36%	0
2018	9.904123	10.425538	5.26%	0
2017	9.823044	9.904123	0.83%	0
2016	9.754209	9.823044	0.71%	0
2015	10.013546	9.754209	-2.59%	0
2014	10.048614	10.013546	-0.35%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.664767	5.461842	17.09%	0
2019	4.241961	4.664767	9.97%	0
2018	6.017346	4.241961	-29.50%	0
2017	6.226854	6.017346	-3.36%	0
2016	4.407645	6.226854	41.27%	0
2015	6.737497	4.407645	-34.58%	0
2014	8.472767	6.737497	-20.48%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	12.044950	16.414158	36.27%	0
2019	8.831299	12.044950	36.39%	0
2018	10.770517	8.831299	-18.00%	0
2017*	10.000000	10.770517	7.71%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.765247	10.418226	-3.22%	0
2019*	10.000000	10.765247	7.65%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	15.023862	16.126659	7.34%	0
2019	12.936638	15.023862	16.13%	0
2018	14.070266	12.936638	-8.06%	0
2017	12.385244	14.070266	13.61%	0
2016	12.068968	12.385244	2.62%	0
2015	12.127038	12.068968	-0.48%	0
2014	11.523752	12.127038	5.24%	0
2013	10.087448	11.523752	14.24%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.761351	8.798342	0.42%	0
2019	7.635437	8.761351	14.75%	0
2018*	10.000000	7.635437	-23.65%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.821739	6.489313	-26.44%	0
2019	7.456739	8.821739	18.31%	0
2018	9.365978	7.456739	-20.38%	0
2017	9.613036	9.365978	-2.57%	0
2016	6.948865	9.613036	38.34%	0
2015	11.393879	6.948865	-39.01%	0
2014	10.362535	11.393879	9.95%	0
2013*	10.000000	10.362535	3.63%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	15.281535	16.402892	7.34%	0
2019	11.122563	15.281535	37.39%	0
2018	12.943919	11.122563	-14.07%	0
2017	10.542422	12.943919	22.78%	0
2016	9.937457	10.542422	6.09%	0
2015	10.249459	9.937457	-3.04%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.444254	11.241944	7.64%	0
2019	9.761281	10.444254	7.00%	0
2018	10.224308	9.761281	-4.53%	0
2017	10.037384	10.224308	1.86%	0
2016	9.786306	10.037384	2.57%	0
2015	10.212692	9.786306	-4.18%	0
2014	10.062557	10.212692	1.49%	0
2013	11.190725	10.062557	-10.08%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	13.563076	14.899332	9.85%	0
2019	11.137306	13.563076	21.78%	0
2018	12.172798	11.137306	-8.51%	0
2017	10.282441	12.172798	18.38%	0
2016	9.221636	10.282441	11.50%	0
2015*	10.000000	9.221636	-7.78%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	13.172554	13.068464	-0.79%	0
2019	10.553953	13.172554	24.81%	0
2018	11.825115	10.553953	-10.75%	0
2017	11.067025	11.825115	6.85%	0
2016	9.348906	11.067025	18.38%	0
2015*	10.000000	9.348906	-6.51%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.277512	11.536021	2.29%	0
2019	9.758968	11.277512	15.56%	0
2018	10.710151	9.758968	-8.88%	0
2017	9.676400	10.710151	10.68%	0
2016	9.489141	9.676400	1.97%	0
2015	9.834457	9.489141	-3.51%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	15.715595	19.978580	27.13%	0
2019	12.187553	15.715595	28.95%	0
2018	13.909003	12.187553	-12.38%	0
2017	11.268516	13.909003	23.43%	0
2016	11.260599	11.268516	0.07%	0
2015	11.463406	11.260599	-1.77%	0
2014	11.451977	11.463406	0.10%	0
2013*	10.000000	11.451977	14.52%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.445091	11.139032	6.64%	0
2019	9.740186	10.445091	7.24%	0
2018	9.986683	9.740186	-2.47%	0
2017	9.848315	9.986683	1.40%	0
2016*	10.000000	9.848315	-1.52%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	12.220387	13.729628	12.35%	0
2019	10.260466	12.220387	19.10%	0
2018	11.014964	10.260466	-6.85%	0
2017	9.771908	11.014964	12.72%	0
2016	9.368363	9.771908	4.31%	0
2015	9.931056	9.368363	-5.67%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.476166	14.730616	1.76%	0
2019	11.559597	14.476166	25.23%	0
2018	12.709235	11.559597	-9.05%	0
2017	11.103850	12.709235	14.46%	0
2016*	10.000000	11.103850	11.04%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	14.195648	16.835605	18.60%	0
2019	12.269906	14.195648	15.69%	0
2018	13.513901	12.269906	-9.21%	0
2017	12.095779	13.513901	11.72%	0
2016	11.859378	12.095779	1.99%	0
2015	12.192696	11.859378	-2.73%	0
2014	12.174633	12.192696	0.15%	0
2013	10.830183	12.174633	12.41%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.976111	13.749252	5.96%	0
2019	11.019331	12.976111	17.76%	0
2018	13.303536	11.019331	-17.17%	0
2017	11.769594	13.303536	13.03%	0
2016	10.397956	11.769594	13.19%	0
2015	10.856344	10.397956	-4.22%	0
2014*	10.000000	10.856344	8.56%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.987660	11.476208	4.45%	0
2019	9.597586	10.987660	14.48%	0
2018	10.176426	9.597586	-5.69%	0
2017*	10.000000	10.176426	1.76%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	5.149757	4.984746	-3.20%	0
2019	4.912804	5.149757	4.82%	0
2018	5.660722	4.912804	-13.21%	0
2017	5.675204	5.660722	-0.26%	0
2016	5.156198	5.675204	10.07%	0
2015	7.006588	5.156198	-26.41%	0
2014	8.593317	7.006588	-18.46%	0
2013	9.747597	8.593317	-11.84%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.731656	10.754646	0.21%	0
2019	10.200714	10.731656	5.20%	0
2018	10.392341	10.200714	-1.84%	0
2017	10.224942	10.392341	1.64%	0
2016	9.552051	10.224942	7.04%	0
2015*	10.000000	9.552051	-4.48%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.433682	13.416483	28.59%	0
2019	8.219846	10.433682	26.93%	0
2018*	10.000000	8.219846	-17.80%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	14.008326	15.763763	12.53%	0
2019	12.081625	14.008326	15.95%	0
2018	13.029593	12.081625	-7.28%	0
2017	11.658738	13.029593	11.76%	0
2016	11.538187	11.658738	1.04%	0
2015	11.750791	11.538187	-1.81%	0
2014	11.332451	11.750791	3.69%	0
2013	10.000300	11.332451	13.32%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.588125	16.304453	19.99%	0
2019	11.142978	13.588125	21.94%	0
2018	11.869726	11.142978	-6.12%	0
2017	10.403804	11.869726	14.09%	0
2016*	10.000000	10.403804	4.04%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	13.287111	13.895362	4.58%	0
2019	10.639650	13.287111	24.88%	0
2018	11.841199	10.639650	-10.15%	0
2017	10.698148	11.841199	10.68%	0
2016	9.250048	10.698148	15.66%	0
2015*	10.000000	9.250048	-7.50%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.622664	15.457774	5.71%	0
2019	11.476735	14.622664	27.41%	0
2018	12.864962	11.476735	-10.79%	0
2017	11.228216	12.864962	14.58%	0
2016*	10.000000	11.228216	12.28%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.252041	24.332168	41.04%	0
2019	13.106228	17.252041	31.63%	0
2018	13.398935	13.106228	-2.18%	0
2017	10.115092	13.398935	32.46%	0
2016	10.238463	10.115092	-1.20%	0
2015*	10.000000	10.238463	2.38%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	11.430378	11.502491	0.63%	0
2019	10.136812	11.430378	12.76%	0
2018	10.706697	10.136812	-5.32%	0
2017	10.192228	10.706697	5.05%	0
2016	9.085859	10.192228	12.18%	0
2015*	10.000000	9.085859	-9.14%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.646235	11.418434	7.25%	0
2019	9.904407	10.646235	7.49%	0
2018	10.161784	9.904407	-2.53%	0
2017	9.945271	10.161784	2.18%	0
2016*	10.000000	9.945271	-0.55%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.289016	10.338194	-8.42%	0
2019	9.345381	11.289016	20.80%	0
2018	10.169248	9.345381	-8.10%	0
2017*	10.000000	10.169248	1.69%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	11.077489	11.662889	5.28%	0
2019	10.189070	11.077489	8.72%	0
2018	10.672828	10.189070	-4.53%	0
2017	10.100293	10.672828	5.67%	0
2016	9.516681	10.100293	6.13%	0
2015	9.877434	9.516681	-3.65%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	16.488871	18.102784	9.79%	0
2019	14.001875	16.488871	17.76%	0
2018	15.774800	14.001875	-11.24%	0
2017	14.337506	15.774800	10.02%	0
2016	12.892821	14.337506	11.21%	0
2015	13.991857	12.892821	-7.85%	0
2014	13.846729	13.991857	1.05%	0
2013	11.386596	13.846729	21.61%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	12.779751	12.643197	-1.07%	0
2019	11.207560	12.779751	14.03%	0
2018	11.921418	11.207560	-5.99%	0
2017	11.063007	11.921418	7.76%	0
2016	9.874706	11.063007	12.03%	0
2015	10.813444	9.874706	-8.68%	0
2014	10.520452	10.813444	2.78%	0
2013*	10.000000	10.520452	5.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	14.038732	13.177397	-6.14%	0
2019	11.489078	14.038732	22.19%	0
2018	13.172612	11.489078	-12.78%	0
2017	12.345129	13.172612	6.70%	0
2016	11.200643	12.345129	10.22%	0
2015	11.832063	11.200643	-5.34%	0
2014	11.392476	11.832063	3.86%	0
2013*	10.000000	11.392476	13.92%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.535403	8.873734	-6.94%	0
2019	9.513744	9.535403	0.23%	0
2018	9.500056	9.513744	0.14%	0
2017	9.486127	9.500056	0.15%	0
2016	9.379015	9.486127	1.14%	0
2015*	10.000000	9.379015	-6.21%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.417585	11.679218	2.29%	0
2019	10.381721	11.417585	9.98%	0
2018	11.046654	10.381721	-6.02%	0
2017	9.939597	11.046654	11.14%	0
2016	9.695581	9.939597	2.52%	0
2015	10.477811	9.695581	-7.47%	0
2014	10.259644	10.477811	2.13%	0
2013*	10.000000	10.259644	2.60%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.575601	9.444015	-1.37%	0
2019	9.568778	9.575601	0.07%	0
2018	9.608714	9.568778	-0.42%	0
2017	9.658111	9.608714	-0.51%	0
2016	9.736121	9.658111	-0.80%	0
2015	9.965860	9.736121	-2.31%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.025753	10.512198	4.85%	0
2019	9.377087	10.025753	6.92%	0
2018*	10.000000	9.377087	-6.23%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	6.205973	6.255744	0.80%	0
2019	5.840940	6.205973	6.25%	0
2018	6.535580	5.840940	-10.63%	0
2017	6.118752	6.535580	6.81%	0
2016	7.306241	6.118752	-16.25%	0
2015	7.553300	7.306241	-3.27%	0
2014	6.858984	7.553300	10.12%	0
2013	6.804964	6.858984	0.79%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	13.503132	13.920685	3.09%	0
2019	13.022448	13.503132	3.69%	0
2018	15.225259	13.022448	-14.47%	0
2017	13.491727	15.225259	12.85%	0
2016	13.642006	13.491727	-1.10%	0
2015	13.712201	13.642006	-0.51%	0
2014	13.576994	13.712201	1.00%	0
2013	11.764865	13.576994	15.40%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.556379	9.027747	5.51%	0
2019	8.293034	8.556379	3.18%	0
2018	8.892852	8.293034	-6.74%	0
2017	8.730009	8.892852	1.87%	0
2016	8.928263	8.730009	-2.22%	0
2015	8.922331	8.928263	0.07%	0
2014	8.676943	8.922331	2.83%	0
2013	8.687852	8.676943	-0.13%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	11.267855	11.071460	-1.74%	0
2019	10.658127	11.267855	5.72%	0
2018	10.936979	10.658127	-2.55%	0
2017	10.758725	10.936979	1.66%	0
2016	10.086133	10.758725	6.67%	0
2015	10.191547	10.086133	-1.03%	0
2014	10.131833	10.191547	0.59%	0
2013*	10.000000	10.131833	1.32%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	11.932587	12.894984	8.07%	0
2019	10.571758	11.932587	12.87%	0
2018	11.535308	10.571758	-8.35%	0
2017	10.689224	11.535308	7.92%	0
2016	9.755644	10.689224	9.57%	0
2015	10.386488	9.755644	-6.07%	0
2014	10.000442	10.386488	3.86%	0
2013*	10.000000	10.000442	0.00%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	16.803710	21.022981	25.11%	0
2019	13.010603	16.803710	29.15%	0
2018	15.291839	13.010603	-14.92%	0
2017	11.416769	15.291839	33.94%	0
2016	11.637862	11.416769	-1.90%	0
2015	11.425571	11.637862	1.86%	0
2014	11.394816	11.425571	0.27%	0
2013*	10.000000	11.394816	13.95%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	14.157725	15.840389	11.89%	0
2019	11.832898	14.157725	19.65%	0
2018	12.737688	11.832898	-7.10%	0
2017	10.960975	12.737688	16.21%	0
2016	11.449736	10.960975	-4.27%	0
2015	12.714977	11.449736	-9.95%	0
2014	13.660761	12.714977	-6.92%	0
2013	11.111468	13.660761	22.94%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.995883	9.695695	-3.00%	0
2019	8.611608	9.995883	16.07%	0
2018	10.763266	8.611608	-19.99%	0
2017	8.569707	10.763266	25.60%	0
2016	7.221288	8.569707	18.67%	0
2015	9.193954	7.221288	-21.46%	0
2014	9.812785	9.193954	-6.31%	0
2013*	10.000000	9.812785	-1.87%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.357257	11.952967	5.25%	0
2019	10.138707	11.357257	12.02%	0
2018	10.768706	10.138707	-5.85%	0
2017	10.108158	10.768706	6.53%	0
2016	8.918088	10.108158	13.34%	0
2015	9.664426	8.918088	-7.72%	0
2014	9.987329	9.664426	-3.23%	0
2013*	10.000000	9.987329	-0.13%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.509924	11.092917	5.55%	0
2019	9.867284	10.509924	6.51%	0
2018	10.148188	9.867284	-2.77%	0
2017	9.944211	10.148188	2.05%	0
2016*	10.000000	9.944211	-0.56%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.712664	18.265159	33.20%	0
2019	11.437053	13.712664	19.90%	0
2018	11.951380	11.437053	-4.30%	0
2017	10.898900	11.951380	9.66%	0
2016*	10.000000	10.898900	8.99%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	12.602022	13.122640	4.13%	0
2019	11.221617	12.602022	12.30%	0
2018	11.998872	11.221617	-6.48%	0
2017	11.043026	11.998872	8.66%	0
2016	10.604854	11.043026	4.13%	0
2015	11.069470	10.604854	-4.20%	0
2014	10.807584	11.069470	2.42%	0
2013	10.134349	10.807584	6.64%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	12.559070	13.022040	3.69%	0
2019	11.196282	12.559070	12.17%	0
2018	12.260547	11.196282	-8.68%	0
2017	11.386830	12.260547	7.67%	0
2016	10.480200	11.386830	8.65%	0
2015	10.793746	10.480200	-2.90%	0
2014	10.677390	10.793746	1.09%	0
2013	11.910534	10.677390	-10.35%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.709901	12.308151	-3.16%	0
2019	10.116946	12.709901	25.63%	0
2018	11.180222	10.116946	-9.51%	0
2017	10.110493	11.180222	10.58%	0
2016	8.950426	10.110493	12.96%	0
2015	10.578817	8.950426	-15.39%	0
2014*	10.000000	10.578817	5.79%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	13.177322	11.023875	-16.34%	0
2019	11.360791	13.177322	15.99%	0
2018	12.597350	11.360791	-9.82%	0
2017	11.686620	12.597350	7.79%	0
2016	11.533998	11.686620	1.32%	0
2015	11.908326	11.533998	-3.14%	0
2014	10.645807	11.908326	11.86%	0
2013	10.557367	10.645807	0.84%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	12.979817	14.135966	8.91%	0
2019	11.220291	12.979817	15.68%	0
2018	12.234701	11.220291	-8.29%	0
2017	10.737690	12.234701	13.94%	0
2016	10.359307	10.737690	3.65%	0
2015	11.280437	10.359307	-8.17%	0
2014	11.256671	11.280437	0.21%	0
2013	9.897899	11.256671	13.73%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	15.925593	23.589046	48.12%	0
2019	12.202253	15.925593	30.51%	0
2018	14.905658	12.202253	-18.14%	0
2017	12.084434	14.905658	23.35%	0
2016	12.610803	12.084434	-4.17%	0
2015	12.920019	12.610803	-2.39%	0
2014	13.330395	12.920019	-3.08%	0
2013	11.205880	13.330395	18.96%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.689033	19.464590	10.04%	0
2019	14.906187	17.689033	18.67%	0
2018	15.968290	14.906187	-6.65%	0
2017	14.035259	15.968290	13.77%	0
2016	13.105115	14.035259	7.10%	0
2015	13.208544	13.105115	-0.78%	0
2014	12.804791	13.208544	3.15%	0
2013	10.571289	12.804791	21.13%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.672994	10.911950	2.24%	0
2019	9.950730	10.672994	7.26%	0
2018	10.372187	9.950730	-4.06%	0
2017	9.927842	10.372187	4.48%	0
2016	9.300026	9.927842	6.75%	0
2015	9.747415	9.300026	-4.59%	0
2014	9.550133	9.747415	2.07%	0
2013*	10.000000	9.550133	-4.50%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	17.417058	18.884145	8.42%	0
2019	13.709464	17.417058	27.04%	0
2018	13.955481	13.709464	-1.76%	0
2017	11.784668	13.955481	18.42%	0
2016	10.767636	11.784668	9.45%	0
2015	10.857863	10.767636	-0.83%	0
2014*	10.000000	10.857863	8.58%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.888340	13.379447	12.54%	0
2019	10.526822	11.888340	12.93%	0
2018	11.707109	10.526822	-10.08%	0
2017	10.060473	11.707109	16.37%	0
2016*	10.000000	10.060473	0.60%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	18.970010	20.978896	10.59%	0
2019	15.575844	18.970010	21.79%	0
2018	17.763706	15.575844	-12.32%	0
2017	15.091261	17.763706	17.71%	0
2016	14.173867	15.091261	6.47%	0
2015	14.683893	14.173867	-3.47%	0
2014	14.302283	14.683893	2.67%	0
2013	11.243012	14.302283	27.21%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.954507	16.115094	7.76%	0
2019	13.101178	14.954507	14.15%	0
2018	14.222432	13.101178	-7.88%	0
2017	12.918189	14.222432	10.10%	0
2016	12.390786	12.918189	4.26%	0
2015	12.746536	12.390786	-2.79%	0
2014	12.439006	12.746536	2.47%	0
2013	11.042055	12.439006	12.65%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.990290	18.607144	9.52%	0
2019	14.381926	16.990290	18.14%	0
2018	15.940273	14.381926	-9.78%	0
2017	14.009118	15.940273	13.78%	0
2016	13.285252	14.009118	5.45%	0
2015	13.703984	13.285252	-3.06%	0
2014	13.322269	13.703984	2.87%	0
2013	11.183496	13.322269	19.12%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.312719	13.015796	5.71%	0
2019	11.323710	12.312719	8.73%	0
2018	11.834846	11.323710	-4.32%	0
2017	11.324950	11.834846	4.50%	0
2016	11.017867	11.324950	2.79%	0
2015	11.297028	11.017867	-2.47%	0
2014	11.126990	11.297028	1.53%	0
2013	10.792797	11.126990	3.10%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.600793	11.972424	3.20%	0
2019	10.370770	11.600793	11.86%	0
2018	11.352641	10.370770	-8.65%	0
2017	10.067678	11.352641	12.76%	0
2016	9.707112	10.067678	3.71%	0
2015	10.323309	9.707112	-5.97%	0
2014	10.274962	10.323309	0.47%	0
2013*	10.000000	10.274962	2.75%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.999521	12.657194	5.48%	0
2019	10.582000	11.999521	13.40%	0
2018	11.591458	10.582000	-8.71%	0
2017	10.015461	11.591458	15.74%	0
2016	9.597148	10.015461	4.36%	0
2015	10.268887	9.597148	-6.54%	0
2014	10.346941	10.268887	-0.75%	0
2013*	10.000000	10.346941	3.47%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.988343	17.387755	8.75%	0
2019	13.773892	15.988343	16.08%	0
2018	15.090000	13.773892	-8.72%	0
2017	13.475578	15.090000	11.98%	0
2016	12.849023	13.475578	4.88%	0
2015	13.218797	12.849023	-2.80%	0
2014	12.866242	13.218797	2.74%	0
2013	11.116174	12.866242	15.74%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	17.804493	19.637575	10.30%	0
2019	14.825689	17.804493	20.09%	0
2018	16.676083	14.825689	-11.10%	0
2017	14.374788	16.676083	16.01%	0
2016	13.597863	14.374788	5.71%	0
2015	14.051953	13.597863	-3.23%	0
2014	13.678272	14.051953	2.73%	0
2013	11.202284	13.678272	22.10%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.110862	15.119348	7.15%	0
2019	12.565161	14.110862	12.30%	0
2018	13.429933	12.565161	-6.44%	0
2017	12.438811	13.429933	7.97%	0
2016	11.943403	12.438811	4.15%	0
2015	12.287022	11.943403	-2.80%	0
2014	12.015383	12.287022	2.26%	0
2013	10.993823	12.015383	9.29%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.516469	11.076034	5.32%	0
2019	9.874629	10.516469	6.50%	0
2018	10.088233	9.874629	-2.12%	0
2017	9.956680	10.088233	1.32%	0
2016	9.909415	9.956680	0.48%	0
2015	10.071640	9.909415	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.739352	17.39%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.261741	12.064922	7.13%	0
2019	10.458922	11.261741	7.68%	0
2018	10.803273	10.458922	-3.19%	0
2017	10.596020	10.803273	1.96%	0
2016	10.436098	10.596020	1.53%	0
2015	10.677214	10.436098	-2.26%	0
2014	10.361578	10.677214	3.05%	0
2013	10.766745	10.361578	-3.76%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.539005	10.742058	1.93%	0
2019	10.063921	10.539005	4.72%	0
2018*	10.000000	10.063921	0.64%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	11.458096	12.754597	11.32%	0
2019	9.485639	11.458096	20.79%	0
2018	11.692037	9.485639	-18.87%	0
2017	8.409395	11.692037	39.04%	0
2016	7.945609	8.409395	5.84%	0
2015	9.627187	7.945609	-17.47%	0
2014*	10.000000	9.627187	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.869376	12.363144	4.16%	0
2019	10.528754	11.869376	12.73%	0
2018	11.048682	10.528754	-4.71%	0
2017	10.533187	11.048682	4.89%	0
2016	9.390858	10.533187	12.16%	0
2015	9.814031	9.390858	-4.31%	0
2014*	10.000000	9.814031	-1.86%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.123913	10.551793	4.23%	0
2019	9.696238	10.123913	4.41%	0
2018	9.874645	9.696238	-1.81%	0
2017	9.844849	9.874645	0.30%	0
2016	9.945949	9.844849	-1.02%	0
2015	10.134131	9.945949	-1.86%	0
2014*	10.000000	10.134131	1.34%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	8.616837	8.481530	-1.57%	0
2019	8.638358	8.616837	-0.25%	0
2018	8.694185	8.638358	-0.64%	0
2017	8.829554	8.694185	-1.53%	0
2016	8.986207	8.829554	-1.74%	0
2015	9.146269	8.986207	-1.75%	0
2014	9.309180	9.146269	-1.75%	0
2013	9.474991	9.309180	-1.75%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.664784	12.324100	5.65%	0
2019	9.750027	11.664784	19.64%	0
2018	11.514842	9.750027	-15.33%	0
2017	9.384034	11.514842	22.71%	0
2016	9.463383	9.384034	-0.84%	0
2015	9.725279	9.463383	-2.69%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.677083	15.159987	10.84%	0
2019	11.250661	13.677083	21.57%	0
2018	12.564812	11.250661	-10.46%	0
2017	10.797941	12.564812	16.36%	0
2016	10.039229	10.797941	7.56%	0
2015	10.321073	10.039229	-2.73%	0
2014*	10.000000	10.321073	3.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	12.115094	13.022732	7.49%	0
2019	10.690775	12.115094	13.32%	0
2018	11.436895	10.690775	-6.52%	0
2017	10.474158	11.436895	9.19%	0
2016	10.028161	10.474158	4.45%	0
2015	10.224542	10.028161	-1.92%	0
2014*	10.000000	10.224542	2.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	13.016541	14.274682	9.67%	0
2019	11.045785	13.016541	17.84%	0
2018	12.021521	11.045785	-8.12%	0
2017	10.656877	12.021521	12.81%	0
2016	10.067031	10.656877	5.86%	0
2015	10.301144	10.067031	-2.27%	0
2014*	10.000000	10.301144	3.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	11.019354	11.553552	4.85%	0
2019	10.239492	11.019354	7.62%	0
2018	10.614299	10.239492	-3.53%	0
2017	10.221942	10.614299	3.84%	0
2016	9.978084	10.221942	2.44%	0
2015	10.128995	9.978084	-1.49%	0
2014*	10.000000	10.128995	1.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.753815	12.074753	2.73%	0
2019	10.587027	11.753815	11.02%	0
2018	11.419062	10.587027	-7.29%	0
2017	10.191852	11.419062	12.04%	0
2016	9.812791	10.191852	3.86%	0
2015	10.322157	9.812791	-4.93%	0
2014	10.254189	10.322157	0.66%	0
2013*	10.000000	10.254189	2.54%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.283340	12.832071	4.47%	0
2019	10.847973	12.283340	13.23%	0
2018	11.753915	10.847973	-7.71%	0
2017	10.227726	11.753915	14.92%	0
2016	9.732875	10.227726	5.08%	0
2015	10.314180	9.732875	-5.64%	0
2014	10.318992	10.314180	-0.05%	0
2013*	10.000000	10.318992	3.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.614532	13.675878	8.41%	0
2019	10.904237	12.614532	15.68%	0
2018	11.767988	10.904237	-7.34%	0
2017	10.605966	11.767988	10.96%	0
2016	10.074720	10.605966	5.27%	0
2015	10.288606	10.074720	-2.08%	0
2014*	10.000000	10.288606	2.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.309186	14.688416	10.36%	0
2019	11.119125	13.309186	19.70%	0
2018	12.266068	11.119125	-9.35%	0
2017	10.699376	12.266068	14.64%	0
2016	10.038038	10.699376	6.59%	0
2015	10.291957	10.038038	-2.47%	0
2014*	10.000000	10.291957	2.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.796079	12.580881	6.65%	0
2019	10.579701	11.796079	11.50%	0
2018	11.186678	10.579701	-5.43%	0
2017	10.425079	11.186678	7.31%	0
2016	10.037799	10.425079	3.86%	0
2015	10.219729	10.037799	-1.78%	0
2014*	10.000000	10.219729	2.20%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.441659	10.989854	5.25%	0
2019*	10.000000	10.441659	4.42%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.741584	12.216898	13.73%	0
2019*	10.000000	10.741584	7.42%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	26.216327	33.463382	27.64%	0
2019	20.491086	26.216327	27.94%	0
2018	21.581254	20.491086	-5.05%	0
2017	16.911458	21.581254	27.61%	0
2016	16.876002	16.911458	0.21%	0
2015	16.655347	16.876002	1.32%	0
2014	15.390157	16.655347	8.22%	0
2013	11.653679	15.390157	32.06%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.682111	19.427027	16.45%	0
2019	12.363539	16.682111	34.93%	0
2018	12.781949	12.363539	-3.27%	0
2017	10.237717	12.781949	24.85%	0
2016*	10.000000	10.237717	2.38%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.787442	17.87%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	14.004181	15.563612	11.14%	0
2019	11.343765	14.004181	23.45%	0
2018	13.030425	11.343765	-12.94%	0
2017	11.454411	13.030425	13.76%	0
2016	9.691493	11.454411	18.19%	0
2015	10.120603	9.691493	-4.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.144226	22.478867	-2.87%	0
2019	19.020727	23.144226	21.68%	0
2018	22.294440	19.020727	-14.68%	0
2017	19.931999	22.294440	11.85%	0
2016	17.250918	19.931999	15.54%	0
2015	18.079928	17.250918	-4.59%	0
2014	15.725459	18.079928	14.97%	0
2013	11.796659	15.725459	33.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	17.162921	23.757585	38.42%	0
2019	12.871765	17.162921	33.34%	0
2018	14.232459	12.871765	-9.56%	0
2017	11.595069	14.232459	22.75%	0
2016	10.896121	11.595069	6.41%	0
2015	11.006986	10.896121	-1.01%	0
2014*	10.000000	11.006986	10.07%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	12.511002	12.925399	3.31%	0
2019	10.700637	12.511002	16.92%	0
2018	13.115993	10.700637	-18.42%	0
2017	12.239626	13.115993	7.16%	0
2016	9.891797	12.239626	23.74%	0
2015	10.713225	9.891797	-7.67%	0
2014*	10.000000	10.713225	7.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	14.323303	17.265699	20.54%	0
2019	11.602562	14.323303	23.45%	0
2018	13.518410	11.602562	-14.17%	0
2017	12.123340	13.518410	11.51%	0
2016	10.045111	12.123340	20.69%	0
2015	10.394022	10.045111	-3.36%	0
2014*	10.000000	10.394022	3.94%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.803074	17.607203	11.42%	0
2019	12.557555	15.803074	25.85%	0
2018	13.456350	12.557555	-6.68%	0
2017	10.977304	13.456350	22.58%	0
2016*	10.000000	10.977304	9.77%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.438085	13.377131	-7.35%	0
2019	11.265423	14.438085	28.16%	0
2018	11.952149	11.265423	-5.75%	0
2017	11.460380	11.952149	4.29%	0
2016	10.882840	11.460380	5.31%	0
2015	11.741303	10.882840	-7.31%	0
2014	9.292180	11.741303	26.36%	0
2013*	10.000000	9.292180	-7.08%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	15.891705	18.454255	16.13%	0
2019	12.332391	15.891705	28.86%	0
2018	13.161138	12.332391	-6.30%	0
2017	11.021858	13.161138	19.41%	0
2016	10.045771	11.021858	9.72%	0
2015	10.107143	10.045771	-0.61%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.772373	9.873262	1.03%	0
2019	9.555850	9.772373	2.27%	0
2018	9.647863	9.555850	-0.95%	0
2017	9.666575	9.647863	-0.19%	0
2016	9.599096	9.666575	0.70%	0
2015	9.803508	9.599096	-2.09%	0
2014	9.929076	9.803508	-1.26%	0
2013	10.095276	9.929076	-1.65%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.589117	15.930605	17.23%	0
2019	11.068441	13.589117	22.77%	0
2018	12.708329	11.068441	-12.90%	0
2017	11.327647	12.708329	12.19%	0
2016	9.538148	11.327647	18.76%	0
2015	10.206328	9.538148	-6.55%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	25.790785	40.669821	57.69%	0
2019	19.183354	25.790785	34.44%	0
2018	21.007697	19.183354	-8.68%	0
2017	16.766213	21.007697	25.30%	0
2016	16.089700	16.766213	4.20%	0
2015	16.433122	16.089700	-2.09%	0
2014	16.125998	16.433122	1.90%	0
2013	11.841557	16.125998	36.18%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	9.933575	10.565746	6.36%	0
2019	8.771953	9.933575	13.24%	0
2018	9.578766	8.771953	-8.42%	0
2017	9.138319	9.578766	4.82%	0
2016	9.360997	9.138319	-2.38%	0
2015	10.035570	9.360997	-6.72%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	10.646208	11.003899	3.36%	0
2019	9.431030	10.646208	12.88%	0
2018	10.506741	9.431030	-10.24%	0
2017	9.690403	10.506741	8.42%	0
2016	9.030365	9.690403	7.31%	0
2015	9.920588	9.030365	-8.97%	0
2014	10.127270	9.920588	-2.04%	0
2013*	10.000000	10.127270	1.27%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	9.577661	9.637950	0.63%	0
2019	9.468507	9.577661	1.15%	0
2018	10.261928	9.468507	-7.73%	0
2017	10.152982	10.261928	1.07%	0
2016	9.128974	10.152982	11.22%	0
2015	9.599695	9.128974	-4.90%	0
2014	9.635588	9.599695	-0.37%	0
2013*	10.000000	9.635588	-3.64%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.705003	12.409599	6.02%	0
2019	10.661435	11.705003	9.79%	0
2018	11.477583	10.661435	-7.11%	0
2017	10.303025	11.477583	11.40%	0
2016	9.287453	10.303025	10.93%	0
2015	10.409318	9.287453	-10.78%	0
2014	10.546761	10.409318	-1.30%	0
2013	10.722896	10.546761	-1.64%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.853016	5.821225	-0.54%	0
2019	5.349982	5.853016	9.40%	0
2018	6.347288	5.349982	-15.71%	0
2017	6.330439	6.347288	0.27%	0
2016	5.608749	6.330439	12.87%	0
2015	7.679563	5.608749	-26.97%	0
2014	9.604895	7.679563	-20.05%	0
2013	11.462795	9.604895	-16.21%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.483781	10.783965	2.86%	0
2019	10.178550	10.483781	3.00%	0
2018	10.265743	10.178550	-0.85%	0
2017	9.959485	10.265743	3.08%	0
2016	9.687568	9.959485	2.81%	0
2015	10.039613	9.687568	-3.51%	0
2014	9.926279	10.039613	1.14%	0
2013*	10.000000	9.926279	-0.74%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	14.075347	14.738944	4.71%	0
2019	12.495188	14.075347	12.65%	0
2018	13.363845	12.495188	-6.50%	0
2017	12.389497	13.363845	7.86%	0
2016	11.137895	12.389497	11.24%	0
2015	11.610902	11.137895	-4.07%	0
2014	11.654018	11.610902	-0.37%	0
2013	12.760104	11.654018	-8.67%	0
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.897852	11.778378	8.08%	0
2019	10.462208	10.897852	4.16%	0
2018	11.126956	10.462208	-5.97%	0
2017	10.435392	11.126956	6.63%	0
2016	10.217917	10.435392	2.13%	0
2015	10.848363	10.217917	-5.81%	0
2014	10.808290	10.848363	0.37%	0
2013	12.031459	10.808290	-10.17%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	15.173244	15.744498	3.76%	0
2019	13.474554	15.173244	12.61%	0
2018	14.103987	13.474554	-4.46%	0
2017	13.476525	14.103987	4.66%	0
2016	12.207754	13.476525	10.39%	0
2015	12.648956	12.207754	-3.49%	0
2014	12.471105	12.648956	1.43%	0
2013	12.016732	12.471105	3.78%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.864022	11.355532	4.52%	0
2019	10.195080	10.864022	6.56%	0
2018	10.348051	10.195080	-1.48%	0
2017*	10.000000	10.348051	3.48%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.597242	10.978936	3.60%	0
2019	10.089593	10.597242	5.03%	0
2018	10.067361	10.089593	0.22%	0
2017*	10.000000	10.067361	0.67%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.743947	11.681423	8.73%	0
2019	10.227791	10.743947	5.05%	0
2018	10.853078	10.227791	-5.76%	0
2017	9.975067	10.853078	8.80%	0
2016	9.865803	9.975067	1.11%	0
2015	10.817754	9.865803	-8.80%	0
2014	10.977401	10.817754	-1.45%	0
2013	11.958234	10.977401	-8.20%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.678028	9.783433	1.09%	0
2019	9.478491	9.678028	2.11%	0
2018	9.625423	9.478491	-1.53%	0
2017	9.675247	9.625423	-0.51%	0
2016	9.720254	9.675247	-0.46%	0
2015	9.872774	9.720254	-1.54%	0
2014	9.973984	9.872774	-1.01%	0
2013	10.175270	9.973984	-1.98%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.226764	11.971307	6.63%	0
2019	10.556138	11.226764	6.35%	0
2018	10.813864	10.556138	-2.38%	0
2017	10.500133	10.813864	2.99%	0
2016	10.417511	10.500133	0.79%	0
2015	10.567590	10.417511	-1.42%	0
2014	10.325496	10.567590	2.34%	0
2013	10.729699	10.325496	-3.77%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	14.884312	14.912917	0.19%	0
2019	13.255881	14.884312	12.28%	0
2018	14.050650	13.255881	-5.66%	0
2017	13.362315	14.050650	5.15%	0
2016	11.952443	13.362315	11.80%	0
2015	12.703411	11.952443	-5.91%	0
2014	12.968078	12.703411	-2.04%	0
2013	11.805364	12.968078	9.85%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	11.242168	14.972011	33.18%	0
2019	9.059301	11.242168	24.10%	0
2018	11.328216	9.059301	-20.03%	0
2017	8.676661	11.328216	30.56%	0
2016	8.774617	8.676661	-1.12%	0
2015	9.855372	8.774617	-10.97%	0
2014	10.190797	9.855372	-3.29%	0
2013	9.021582	10.190797	12.96%	0
ProFunds - ProFund VP Banks - Q/NQ
2020	20.567385	17.132879	-16.70%	0
2019	15.344198	20.567385	34.04%	0
2018	19.023889	15.344198	-19.34%	0
2017	16.419564	19.023889	15.86%	0
2016	13.561131	16.419564	21.08%	0
2015	13.862723	13.561131	-2.18%	0
2014	12.783164	13.862723	8.45%	0
2013	9.749119	12.783164	31.12%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	10.612137	12.145252	14.45%	0
2019	9.175417	10.612137	15.66%	0
2018	11.342801	9.175417	-19.11%	0
2017	9.388816	11.342801	20.81%	0
2016	8.064406	9.388816	16.42%	0
2015	9.535707	8.064406	-15.43%	0
2014	9.544630	9.535707	-0.09%	0
2013	8.202672	9.544630	16.36%	0
ProFunds - ProFund VP Bear - Q/NQ
2020	1.986397	1.451711	-26.92%	0
2019	2.623896	1.986397	-24.30%	0
2018	2.566830	2.623896	2.22%	0
2017	3.184586	2.566830	-19.40%	0
2016	3.727775	3.184586	-14.57%	0
2015	3.990666	3.727775	-6.59%	0
2014	4.736663	3.990666	-15.75%	0
2013	6.563856	4.736663	-27.84%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	28.920623	32.783678	13.36%	0
2019	25.276170	28.920623	14.42%	0
2018	27.590902	25.276170	-8.39%	0
2017	22.915276	27.590902	20.40%	0
2016	27.593393	22.915276	-16.95%	0
2015	27.187575	27.593393	1.49%	0
2014	21.330693	27.187575	27.46%	0
2013	12.890733	21.330693	65.47%	0
ProFunds - ProFund VP Bull - Q/NQ
2020	22.895818	26.101925	14.00%	0
2019	18.081424	22.895818	26.63%	0
2018	19.610874	18.081424	-7.80%	0
2017	16.724285	19.610874	17.26%	0
2016	15.521863	16.724285	7.75%	0
2015	15.871038	15.521863	-2.20%	0
2014	14.491741	15.871038	9.52%	0
2013	11.367290	14.491741	27.49%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	17.973941	23.143184	28.76%	0
2019	14.454630	17.973941	24.35%	0
2018	17.270018	14.454630	-16.30%	0
2017	15.276847	17.270018	13.05%	0
2016	15.016162	15.276847	1.74%	0
2015	14.672755	15.016162	2.34%	0
2014	13.548445	14.672755	8.30%	0
2013	10.735296	13.548445	26.20%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	25.939549	32.709773	26.10%	0
2019	21.182400	25.939549	22.46%	0
2018	21.429970	21.182400	-1.16%	0
2017	18.426137	21.429970	16.30%	0
2016	18.000085	18.426137	2.37%	0
2015	17.500025	18.000085	2.86%	0
2014	15.838147	17.500025	10.49%	0
2013	11.525155	15.838147	37.42%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	9.321257	11.605329	24.50%	0
2019	7.636593	9.321257	22.06%	0
2018	9.174227	7.636593	-16.76%	0
2017	7.006765	9.174227	30.93%	0
2016	6.423955	7.006765	9.07%	0
2015	7.912293	6.423955	-18.81%	0
2014	8.338471	7.912293	-5.11%	0
2013	9.069530	8.338471	-8.06%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	12.377958	11.038432	-10.82%	0
2019	10.695861	12.377958	15.73%	0
2018	12.678917	10.695861	-15.64%	0
2017	10.779306	12.678917	17.62%	0
2016	10.176108	10.779306	5.93%	0
2015	11.621609	10.176108	-12.44%	0
2014	12.948332	11.621609	-10.25%	0
2013	10.834733	12.948332	19.51%	0
ProFunds - ProFund VP Financials - Q/NQ
2020	20.874235	20.145953	-3.49%	0
2019	16.309132	20.874235	27.99%	0
2018	18.534287	16.309132	-12.01%	0
2017	15.960340	18.534287	16.13%	0
2016	14.085909	15.960340	13.31%	0
2015	14.554329	14.085909	-3.22%	0
2014	13.118966	14.554329	10.94%	0
2013	10.109629	13.118966	29.77%	0
ProFunds - ProFund VP Health Care - Q/NQ
2020	25.625832	28.812207	12.43%	0
2019	21.849699	25.625832	17.28%	0
2018	21.296404	21.849699	2.60%	0
2017	17.925104	21.296404	18.81%	0
2016	19.014219	17.925104	-5.73%	0
2015	18.427250	19.014219	3.19%	0
2014	15.162120	18.427250	21.53%	0
2013	11.042008	15.162120	37.31%	0
ProFunds - ProFund VP Industrials - Q/NQ
2020	20.199622	23.172467	14.72%	0
2019	15.755129	20.199622	28.21%	0
2018	18.384194	15.755129	-14.30%	0
2017	15.286743	18.384194	20.26%	0
2016	13.235881	15.286743	15.49%	0
2015	13.948759	13.235881	-5.11%	0
2014	13.447214	13.948759	3.73%	0
2013	9.904321	13.447214	35.77%	0
ProFunds - ProFund VP International - Q/NQ
2020	11.783476	12.144268	3.06%	0
2019	10.055589	11.783476	17.18%	0
2018	12.150578	10.055589	-17.24%	0
2017	10.153288	12.150578	19.67%	0
2016	10.430162	10.153288	-2.65%	0
2015	11.003584	10.430162	-5.21%	0
2014	12.187811	11.003584	-9.72%	0
2013	10.381231	12.187811	17.40%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2020	28.790327	42.662879	48.18%	0
2019	24.826073	28.790327	15.97%	0
2018	24.082598	24.826073	3.09%	0
2017	18.015438	24.082598	33.68%	0
2016	17.374744	18.015438	3.69%	0
2015	14.693581	17.374744	18.25%	0
2014	14.789430	14.693581	-0.65%	0
2013	9.922005	14.789430	49.06%	0
ProFunds - ProFund VP Japan - Q/NQ
2020	15.524140	17.682747	13.90%	0
2019	13.167413	15.524140	17.90%	0
2018	15.168201	13.167413	-13.19%	0
2017	13.032805	15.168201	16.38%	0
2016	13.209774	13.032805	-1.34%	0
2015	12.706928	13.209774	3.96%	0
2014	12.529065	12.706928	1.42%	0
2013	8.602560	12.529065	45.64%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	33.586477	48.036406	43.02%	0
2019	25.006608	33.586477	34.31%	0
2018	25.939587	25.006608	-3.60%	0
2017	20.249940	25.939587	28.10%	0
2016	19.580524	20.249940	3.42%	0
2015	18.546693	19.580524	5.57%	0
2014	16.133377	18.546693	14.96%	0
2013	12.229157	16.133377	31.93%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	8.738091	5.626375	-35.61%	0
2019	8.195767	8.738091	6.62%	0
2018	10.457505	8.195767	-21.63%	0
2017	10.992176	10.457505	-4.86%	0
2016	9.008742	10.992176	22.02%	0
2015	11.966137	9.008742	-24.71%	0
2014	13.664352	11.966137	-12.43%	0
2013	11.209431	13.664352	21.90%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	18.768689	20.747704	10.54%	0
2019	16.751041	18.768689	12.04%	0
2018	18.177954	16.751041	-7.85%	0
2017	16.764481	18.177954	8.43%	0
2016	17.724062	16.764481	-5.41%	0
2015	17.272313	17.724062	2.62%	0
2014	14.728493	17.272313	17.27%	0
2013	11.388798	14.728493	29.32%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	4.027378	4.910803	21.94%	0
2019	2.807983	4.027378	43.43%	0
2018	3.303227	2.807983	-14.99%	0
2017	3.193345	3.303227	3.44%	0
2016	2.085817	3.193345	53.10%	0
2015	3.161738	2.085817	-34.03%	0
2014	4.226937	3.161738	-25.20%	0
2013	6.933120	4.226937	-39.03%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2020	16.127716	14.848357	-7.93%	0
2019	12.949761	16.127716	24.54%	0
2018	13.978091	12.949761	-7.36%	0
2017	13.166539	13.978091	6.16%	0
2016	12.674838	13.166539	3.88%	0
2015	12.858919	12.674838	-1.43%	0
2014	10.468868	12.858919	22.83%	0
2013	10.645523	10.468868	-1.66%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.502504	1.802211	-27.98%	0
2019	3.084216	2.502504	-18.86%	0
2018	3.014027	3.084216	2.33%	0
2017	3.482135	3.014027	-13.44%	0
2016	3.736898	3.482135	-6.82%	0
2015	3.864813	3.736898	-3.31%	0
2014	5.640446	3.864813	-31.48%	0
2013	4.928785	5.640446	14.44%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	29.670678	42.226429	42.32%	0
2019	20.162925	29.670678	47.15%	0
2018	22.863645	20.162925	-11.81%	0
2017	17.166154	22.863645	33.19%	0
2016	13.680473	17.166154	25.48%	0
2015	14.336421	13.680473	-4.58%	0
2014	10.846450	14.336421	32.18%	0
2013	8.270825	10.846450	31.14%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	3.960321	2.655302	-32.95%	0
2019	5.101939	3.960321	-22.38%	0
2018	4.612711	5.101939	10.61%	0
2017	6.506123	4.612711	-29.10%	0
2016	7.905634	6.506123	-17.70%	0
2015	7.215324	7.905634	9.57%	0
2014	7.565451	7.215324	-4.63%	0
2013	7.717985	7.565451	-1.98%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2020	3.284499	2.680198	-18.40%	0
2019	4.048137	3.284499	-18.86%	0
2018	3.568415	4.048137	13.44%	0
2017	4.576144	3.568415	-22.02%	0
2016	4.949287	4.576144	-7.54%	0
2015	5.235452	4.949287	-5.47%	0
2014	5.183580	5.235452	1.00%	0
2013	6.679081	5.183580	-22.39%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.246732	0.700941	-43.78%	0
2019	1.763791	1.246732	-29.32%	0
2018	1.848769	1.763791	-4.60%	0
2017	2.517095	1.848769	-26.55%	0
2016	2.848341	2.517095	-11.63%	0
2015	3.333976	2.848341	-14.57%	0
2014	4.209232	3.333976	-20.79%	0
2013	6.068694	4.209232	-30.64%	0
ProFunds - ProFund VP Technology - Q/NQ
2020	28.894113	41.108461	42.27%	0
2019	20.256110	28.894113	42.64%	0
2018	21.103378	20.256110	-4.01%	0
2017	15.887971	21.103378	32.83%	0
2016	14.393569	15.887971	10.38%	0
2015	14.306245	14.393569	0.61%	0
2014	12.327795	14.306245	16.05%	0
2013	10.022410	12.327795	23.00%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	12.744054	12.915525	1.35%	0
2019	11.301861	12.744054	12.76%	0
2018	13.551194	11.301861	-16.60%	0
2017	14.091121	13.551194	-3.83%	0
2016	11.788414	14.091121	19.53%	0
2015	11.818545	11.788414	-0.25%	0
2014	11.961393	11.818545	-1.19%	0
2013	10.863310	11.961393	10.11%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	16.495556	19.560053	18.58%	0
2019	14.201661	16.495556	16.15%	0
2018	15.284919	14.201661	-7.09%	0
2017	14.208458	15.284919	7.58%	0
2016	14.505474	14.208458	-2.05%	0
2015	15.646422	14.505474	-7.29%	0
2014	11.675894	15.646422	34.01%	0
2013	14.691641	11.675894	-20.53%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	104.949683	192.104341	83.04%	0
2019	59.453843	104.949683	76.52%	0
2018	66.969683	59.453843	-11.22%	0
2017	40.490339	66.969683	65.40%	0
2016	37.938290	40.490339	6.73%	0
2015	33.990161	37.938290	11.62%	0
2014	25.467870	33.990161	33.46%	0
2013	14.477511	25.467870	75.91%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.148045	0.041509	-71.96%	0
2019	0.304428	0.148045	-51.37%	0
2018	0.350511	0.304428	-13.15%	0
2017	0.647918	0.350511	-45.90%	0
2016	0.826461	0.647918	-21.60%	0
2015	1.140728	0.826461	-27.55%	0
2014	1.807196	1.140728	-36.88%	0
2013	3.581085	1.807196	-49.53%	0
ProFunds - ProFund VP Utilities - Q/NQ
2020	20.148870	19.321111	-4.11%	0
2019	16.689870	20.148870	20.73%	0
2018	16.512505	16.689870	1.07%	0
2017	15.189680	16.512505	8.71%	0
2016	13.434136	15.189680	13.07%	0
2015	14.608785	13.434136	-8.04%	0
2014	11.811549	14.608785	23.68%	0
2013	10.609462	11.811549	11.33%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2020	10.370655	9.326690	-10.07%	0
2019	8.221116	10.370655	26.15%	0
2018	10.355827	8.221116	-20.61%	0
2017	9.369982	10.355827	10.52%	0
2016	7.494022	9.369982	25.03%	0
2015	8.017218	7.494022	-6.53%	0
2014	7.890273	8.017218	1.61%	0
2013	6.216539	7.890273	26.92%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	24.898543	29.294789	17.66%	0
2019	20.869094	24.898543	19.31%	0
2018	25.732428	20.869094	-18.90%	0
2017	21.566553	25.732428	19.32%	0
2016	16.773183	21.566553	28.58%	0
2015	20.642933	16.773183	-18.75%	0
2014	21.399299	20.642933	-3.53%	0
2013	21.511729	21.399299	-0.52%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	33.010113	39.344764	19.19%	0
2019	26.949609	33.010113	22.49%	0
2018	30.293726	26.949609	-11.04%	0
2017	23.819336	30.293726	27.18%	0
2016	30.175557	23.819336	-21.06%	0
2015	28.314014	30.175557	6.57%	0
2014	21.717536	28.314014	30.37%	0
2013	14.334422	21.717536	51.51%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	2.000074	1.518515	-24.08%	0
2019	1.766299	2.000074	13.24%	0
2018	2.118324	1.766299	-16.62%	0
2017	2.064489	2.118324	2.61%	0
2016	1.903176	2.064489	8.48%	0
2015	2.926215	1.903176	-34.96%	0
2014	4.513444	2.926215	-35.17%	0
2013	4.746274	4.513444	-4.91%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	33.503113	35.410248	5.69%	0
2019	27.875200	33.503113	20.19%	0
2018	32.289098	27.875200	-13.67%	0
2017	29.465623	32.289098	9.58%	0
2016	28.447951	29.465623	3.58%	0
2015	27.258475	28.447951	4.36%	0
2014	24.633531	27.258475	10.66%	0
2013	19.549160	24.633531	26.01%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	44.540776	44.518393	-0.05%	0
2019	30.741436	44.540776	44.89%	0
2018	36.483766	30.741436	-15.74%	0
2017	23.424034	36.483766	55.75%	0
2016	18.237127	23.424034	28.44%	0
2015	19.379355	18.237127	-5.89%	0
2014	16.887009	19.379355	14.76%	0
2013	10.563991	16.887009	59.85%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	22.432854	34.375441	53.24%	0
2019	14.334400	22.432854	56.50%	0
2018	16.715150	14.334400	-14.24%	0
2017	12.980206	16.715150	28.77%	0
2016	10.624782	12.980206	22.17%	0
2015	10.591246	10.624782	0.32%	0
2014	8.711863	10.591246	21.57%	0
2013	6.565534	8.711863	32.69%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2020	12.841754	8.304799	-35.33%	0
2019	12.236854	12.841754	4.94%	0
2018	16.716516	12.236854	-26.80%	0
2017	18.150550	16.716516	-7.90%	0
2016	14.062051	18.150550	29.07%	0
2015	20.512930	14.062051	-31.45%	0
2014	25.657195	20.512930	-20.05%	0
2013	21.150497	25.657195	21.31%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	6.816525	4.196671	-38.43%	0
2019	6.942337	6.816525	-1.81%	0
2018	13.002785	6.942337	-46.61%	0
2017	16.266547	13.002785	-20.06%	0
2016	13.443229	16.266547	21.00%	0
2015	20.033759	13.443229	-32.90%	0
2014	28.858070	20.033759	-30.58%	0
2013	23.708283	28.858070	21.72%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	10.684295	10.522112	-1.52%	0
2019	8.467399	10.684295	26.18%	0
2018	10.637739	8.467399	-20.40%	0
2017	8.418712	10.637739	26.36%	0
2016	9.074482	8.418712	-7.23%	0
2015	9.951328	9.074482	-8.81%	0
2014	11.574469	9.951328	-14.02%	0
2013	9.508647	11.574469	21.73%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	14.715915	14.442839	-1.86%	0
2019	11.694630	14.715915	25.83%	0
2018	13.570408	11.694630	-13.82%	0
2017	11.950254	13.570408	13.56%	0
2016	10.500631	11.950254	13.81%	0
2015	11.131415	10.500631	-5.67%	0
2014	10.063713	11.131415	10.61%	0
2013	8.030161	10.063713	25.32%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	20.502778	24.566155	19.82%	0
2019	17.871874	20.502778	14.72%	0
2018	19.215076	17.871874	-6.99%	0
2017	17.838513	19.215076	7.72%	0
2016	18.217095	17.838513	-2.08%	0
2015	19.537233	18.217095	-6.76%	0
2014	14.766958	19.537233	32.30%	0
2013	18.385921	14.766958	-19.68%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	29.835610	34.789328	16.60%	0
2019	24.775859	29.835610	20.42%	0
2018	24.908934	24.775859	-0.53%	0
2017	20.634322	24.908934	20.72%	0
2016	23.255912	20.634322	-11.27%	0
2015	22.644393	23.255912	2.70%	0
2014	18.494456	22.644393	22.44%	0
2013	13.273473	18.494456	39.33%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	12.196621	11.927124	-2.21%	0
2019	10.904940	12.196621	11.84%	0
2018	11.197175	10.904940	-2.61%	0
2017	10.663864	11.197175	5.00%	0
2016	9.723560	10.663864	9.67%	0
2015	9.967489	9.723560	-2.45%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2020	43.223345	68.037370	57.41%	0
2019	35.064176	43.223345	23.27%	0
2018	36.872774	35.064176	-4.90%	0
2017	28.013793	36.872774	31.62%	0
2016	27.299348	28.013793	2.62%	0
2015	25.642174	27.299348	6.46%	0
2014	25.598103	25.642174	0.17%	0
2013	17.227944	25.598103	48.58%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.191593	0.102086	-46.72%	0
2019	0.305171	0.191593	-37.22%	0
2018	0.306252	0.305171	-0.35%	0
2017	0.510581	0.306252	-40.02%	0
2016	0.738641	0.510581	-30.88%	0
2015	0.817471	0.738641	-9.64%	0
2014	1.063530	0.817471	-23.14%	0
2013	1.929163	1.063530	-44.87%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.085190	1.616627	-22.47%	0
2019	2.447686	2.085190	-14.81%	0
2018	2.400556	2.447686	1.96%	0
2017	2.681497	2.400556	-10.48%	0
2016	2.811818	2.681497	-4.63%	0
2015	2.897163	2.811818	-2.95%	0
2014	3.927122	2.897163	-26.23%	0
2013	3.467848	3.927122	13.24%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.112602	0.821017	-26.21%	0
2019	1.421024	1.112602	-21.70%	0
2018	1.304249	1.421024	8.95%	0
2017	1.535411	1.304249	-15.06%	0
2016	1.932392	1.535411	-20.54%	0
2015	1.989189	1.932392	-2.86%	0
2014	2.289243	1.989189	-13.11%	0
2013	3.216979	2.289243	-28.84%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.403640	0.245875	-39.09%	0
2019	0.570693	0.403640	-29.27%	0
2018	0.597443	0.570693	-4.48%	0
2017	0.807069	0.597443	-25.97%	0
2016	0.907446	0.807069	-11.06%	0
2015	1.060064	0.907446	-14.40%	0
2014	1.325996	1.060064	-20.06%	0
2013	1.902269	1.325996	-30.29%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	1.027425	0.698442	-32.02%	0
2019	1.317329	1.027425	-22.01%	0
2018	1.206599	1.317329	9.18%	0
2017	1.419492	1.206599	-15.00%	0
2016	1.812266	1.419492	-21.67%	0
2015	1.842690	1.812266	-1.65%	0
2014	2.057572	1.842690	-10.44%	0
2013	3.028492	2.057572	-32.06%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.127517	0.830558	-26.34%	0
2019	1.488700	1.127517	-24.26%	0
2018	1.457561	1.488700	2.14%	0
2017	1.794875	1.457561	-18.79%	0
2016	2.076028	1.794875	-13.54%	0
2015	2.211054	2.076028	-6.11%	0
2014	2.630698	2.211054	-15.95%	0
2013	3.643793	2.630698	-27.80%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	18.941811	26.141046	38.01%	0
2019	13.867035	18.941811	36.60%	0
2018	18.319574	13.867035	-24.30%	0
2017	12.404997	18.319574	47.68%	0
2016	11.597386	12.404997	6.96%	0
2015	10.539605	11.597386	10.04%	0
2014	12.681616	10.539605	-16.89%	0
2013	8.273997	12.681616	53.27%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	35.313852	41.986372	18.89%	0
2019	27.802116	35.313852	27.02%	0
2018	32.692962	27.802116	-14.96%	0
2017	27.702315	32.692962	18.02%	0
2016	25.733173	27.702315	7.65%	0
2015	26.112234	25.733173	-1.45%	0
2014	24.726217	26.112234	5.61%	0
2013	17.671673	24.726217	39.92%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	49.585601	53.925419	8.75%	0
2019	37.079674	49.585601	33.73%	0
2018	46.827659	37.079674	-20.82%	0
2017	38.922802	46.827659	20.31%	0
2016	30.556292	38.922802	27.38%	0
2015	32.911518	30.556292	-7.16%	0
2014	29.926144	32.911518	9.98%	0
2013	20.274220	29.926144	47.61%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	94.076834	172.725649	83.60%	0
2019	53.047076	94.076834	77.35%	0
2018	59.540003	53.047076	-10.91%	0
2017	35.752465	59.540003	66.53%	0
2016	33.201098	35.752465	7.68%	0
2015	29.480386	33.201098	12.62%	0
2014	21.969724	29.480386	34.19%	0
2013	12.407630	21.969724	77.07%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	47.949986	68.293169	42.43%	0
2019	35.659228	47.949986	34.47%	0
2018	36.966661	35.659228	-3.54%	0
2017	28.693297	36.966661	28.83%	0
2016	27.554830	28.693297	4.13%	0
2015	25.910318	27.554830	6.35%	0
2014	22.454295	25.910318	15.39%	0
2013	16.976716	22.454295	32.27%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2020	32.725157	38.592785	17.93%	0
2019	22.964255	32.725157	42.50%	0
2018	26.066207	22.964255	-11.90%	0
2017	20.131103	26.066207	29.48%	0
2016	17.705008	20.131103	13.70%	0
2015	18.150765	17.705008	-2.46%	0
2014	15.578437	18.150765	16.51%	0
2013	10.642076	15.578437	46.39%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	13.620820	17.972977	31.95%	0
2019	9.108722	13.620820	49.54%	0
2018	11.118331	9.108722	-18.07%	0
2017	10.567269	11.118331	5.21%	0
2016	6.497694	10.567269	62.63%	0
2015	9.498431	6.497694	-31.59%	0
2014	11.696916	9.498431	-18.80%	0
2013	22.089338	11.696916	-47.05%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	26.393032	24.422379	-7.47%	0
2019	21.588273	26.393032	22.26%	0
2018	23.713285	21.588273	-8.96%	0
2017	22.628616	23.713285	4.79%	0
2016	20.907954	22.628616	8.23%	0
2015	21.831518	20.907954	-4.23%	0
2014	18.362534	21.831518	18.89%	0
2013	17.980409	18.362534	2.13%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	29.961798	42.293702	41.16%	0
2019	24.499048	29.961798	22.30%	0
2018	25.770464	24.499048	-4.93%	0
2017	23.247506	25.770464	10.85%	0
2016	23.589560	23.247506	-1.45%	0
2015	24.332723	23.589560	-3.05%	0
2014	22.793178	24.332723	6.75%	0
2013	17.083445	22.793178	33.42%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	35.267562	41.594866	17.94%	0
2019	26.517482	35.267562	33.00%	0
2018	33.559840	26.517482	-20.98%	0
2017	28.459763	33.559840	17.92%	0
2016	22.210050	28.459763	28.14%	0
2015	24.862354	22.210050	-10.67%	0
2014	24.264811	24.862354	2.46%	0
2013	15.575367	24.264811	55.79%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	38.247488	44.379501	16.03%	0
2019	23.953629	38.247488	59.67%	0
2018	28.823128	23.953629	-16.89%	0
2017	20.443713	28.823128	40.99%	0
2016	17.280867	20.443713	18.30%	0
2015	17.885471	17.280867	-3.38%	0
2014	14.603572	17.885471	22.47%	0
2013	8.809949	14.603572	65.76%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	27.048955	33.837584	25.10%	0
2019	21.746217	27.048955	24.38%	0
2018	23.457256	21.746217	-7.29%	0
2017	19.191862	23.457256	22.23%	0
2016	19.042056	19.191862	0.79%	0
2015	19.174079	19.042056	-0.69%	0
2014	17.359541	19.174079	10.45%	0
2013	12.502661	17.359541	38.85%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	23.233495	20.415736	-12.13%	0
2019	19.183202	23.233495	21.11%	0
2018	22.526677	19.183202	-14.84%	0
2017	19.787768	22.526677	13.84%	0
2016	17.154708	19.787768	15.35%	0
2015	19.267538	17.154708	-10.97%	0
2014	17.676312	19.267538	9.00%	0
2013	12.385063	17.676312	42.72%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	25.175249	32.270412	28.18%	0
2019	22.202063	25.175249	13.39%	0
2018	26.534488	22.202063	-16.33%	0
2017	22.739307	26.534488	16.69%	0
2016	22.534938	22.739307	0.91%	0
2015	22.637617	22.534938	-0.45%	0
2014	23.404285	22.637617	-3.28%	0
2013	17.770118	23.404285	31.71%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	22.253461	23.485548	5.54%	0
2019	18.495901	22.253461	20.32%	0
2018	23.237435	18.495901	-20.40%	0
2017	20.901956	23.237435	11.17%	0
2016	16.505193	20.901956	26.64%	0
2015	19.060781	16.505193	-13.41%	0
2014	18.178088	19.060781	4.86%	0
2013	13.623796	18.178088	33.43%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	25.192187	28.651562	13.73%	0
2019	22.776945	25.192187	10.60%	0
2018	25.486270	22.776945	-10.63%	0
2017	22.345169	25.486270	14.06%	0
2016	19.160677	22.345169	16.62%	0
2015	19.575029	19.160677	-2.12%	0
2014	19.923820	19.575029	-1.75%	0
2013	14.350768	19.923820	38.83%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	17.346749	16.025712	-7.62%	0
2019	14.630433	17.346749	18.57%	0
2018	18.751356	14.630433	-21.98%	0
2017	19.137532	18.751356	-2.02%	0
2016	14.784772	19.137532	29.44%	0
2015	17.405468	14.784772	-15.06%	0
2014	17.486001	17.405468	-0.46%	0
2013	12.460629	17.486001	40.33%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	6.778055	5.724742	-15.54%	0
2019	6.594587	6.778055	2.78%	0
2018	6.003046	6.594587	9.85%	0
2017	7.419107	6.003046	-19.09%	0
2016	7.056786	7.419107	5.13%	0
2015	6.336460	7.056786	11.37%	0
2014	5.246242	6.336460	20.78%	0
2013	5.503065	5.246242	-4.67%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2020	34.383813	50.420038	46.64%	0
2019	25.042608	34.383813	37.30%	0
2018	25.877785	25.042608	-3.23%	0
2017	19.857594	25.877785	30.32%	0
2016	18.195562	19.857594	9.13%	0
2015	18.315772	18.195562	-0.66%	0
2014	16.908016	18.315772	8.33%	0
2013	12.710376	16.908016	33.03%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	9.692502	10.427070	7.58%	0
2019	8.713885	9.692502	11.23%	0
2018	9.365937	8.713885	-6.96%	0
2017	9.005215	9.365937	4.01%	0
2016	7.806542	9.005215	15.35%	0
2015	8.518775	7.806542	-8.36%	0
2014	8.449528	8.518775	0.82%	0
2013	7.321406	8.449528	15.41%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	30.354071	41.939201	38.17%	0
2019	25.273117	30.354071	20.10%	0
2018	32.177903	25.273117	-21.46%	0
2017	26.839436	32.177903	19.89%	0
2016	23.665371	26.839436	13.41%	0
2015	28.036423	23.665371	-15.59%	0
2014	23.237361	28.036423	20.65%	0
2013	15.700341	23.237361	48.01%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	21.045572	19.616053	-6.79%	0
2019	17.998172	21.045572	16.93%	0
2018	17.652729	17.998172	1.96%	0
2017	16.183417	17.652729	9.08%	0
2016	14.157698	16.183417	14.31%	0
2015	15.555033	14.157698	-8.98%	0
2014	12.882723	15.555033	20.74%	0
2013	11.539689	12.882723	11.64%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	5.178203	5.580712	7.77%	0
2019	5.538908	5.178203	-6.51%	0
2018	6.380314	5.538908	-13.19%	0
2017	5.442480	6.380314	17.23%	0
2016	6.067722	5.442480	-10.30%	0
2015	7.425426	6.067722	-18.28%	0
2014	9.678821	7.425426	-23.28%	0
2013	10.136601	9.678821	-4.52%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	10.846291	11.442814	5.50%	0
2019	10.398313	10.846291	4.31%	0
2018	9.883318	10.398313	5.21%	0
2017	9.807390	9.883318	0.77%	0
2016	9.743610	9.807390	0.65%	0
2015	10.007763	9.743610	-2.64%	0
2014	10.047915	10.007763	-0.40%	0
2013*	10.000000	10.047915	0.48%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.644237	5.435038	17.03%	0
2019	4.225446	4.644237	9.91%	0
2018	5.996986	4.225446	-29.54%	0
2017	6.208932	5.996986	-3.41%	0
2016	4.397178	6.208932	41.20%	0
2015	6.724936	4.397178	-34.61%	0
2014	8.461279	6.724936	-20.52%	0
2013	7.791259	8.461279	8.60%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	12.028612	16.383582	36.21%	0
2019	8.823807	12.028612	36.32%	0
2018	10.766882	8.823807	-18.05%	0
2017*	10.000000	10.766882	7.67%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.761589	10.409384	-3.27%	0
2019*	10.000000	10.761589	7.62%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	14.957763	16.047547	7.29%	245
2019	12.886273	14.957763	16.08%	1,025
2018	14.022667	12.886273	-8.10%	1,715
2017	12.349611	14.022667	13.55%	1,827
2016	12.040345	12.349611	2.57%	1,947
2015	12.104432	12.040345	-0.53%	1,966
2014	11.508128	12.104432	5.18%	9,957
2013	10.078896	11.508128	14.18%	2,709
2012	9.053152	10.078896	11.33%	233,182
2011*	10.000000	9.053152	-9.47%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.753902	8.786376	0.37%	0
2019	7.632834	8.753902	14.69%	0
2018*	10.000000	7.632834	-23.67%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.794187	6.465742	-26.48%	4,109
2019	7.437241	8.794187	18.25%	3,756
2018	9.346277	7.437241	-20.43%	4,225
2017	9.597686	9.346277	-2.62%	6,257
2016	6.941284	9.597686	38.27%	18,529
2015	11.387272	6.941284	-39.04%	5,850
2014	10.361816	11.387272	9.90%	3,948
2013*	10.000000	10.361816	3.62%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	15.241648	16.351752	7.28%	0
2019	11.099170	15.241648	37.32%	3,150
2018	12.923319	11.099170	-14.12%	1,823
2017	10.530985	12.923319	22.72%	2,756
2016	9.931706	10.530985	6.03%	2,695
2015	10.248731	9.931706	-3.09%	4,102
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.398295	11.186780	7.58%	16,629
2019	9.723270	10.398295	6.94%	28,797
2018	10.189722	9.723270	-4.58%	31,122
2017	10.008493	10.189722	1.81%	39,301
2016	9.763090	10.008493	2.51%	45,875
2015	10.193662	9.763090	-4.22%	45,113
2014	10.048919	10.193662	1.44%	53,289
2013	11.181248	10.048919	-10.13%	39,740
2012	10.603532	11.181248	5.45%	18,790
2011*	10.000000	10.603532	6.04%	27,826

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	13.530869	14.856398	9.80%	3,816
2019	11.116520	13.530869	21.72%	7,523
2018	12.156305	11.116520	-8.55%	13,968
2017	10.273721	12.156305	18.32%	17,976
2016	9.218492	10.273721	11.45%	40,956
2015*	10.000000	9.218492	-7.82%	36,313
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	13.141274	13.030786	-0.84%	4,758
2019	10.534256	13.141274	24.75%	5,563
2018	11.809094	10.534256	-10.80%	8,583
2017	11.057640	11.809094	6.80%	9,531
2016	9.345717	11.057640	18.32%	17,776
2015*	10.000000	9.345717	-6.54%	13,744
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.248054	11.500049	2.24%	6,002
2019	9.738433	11.248054	15.50%	24,686
2018	10.693072	9.738433	-8.93%	28,931
2017	9.665868	10.693072	10.63%	28,132
2016	9.483623	9.665868	1.92%	30,731
2015	9.833755	9.483623	-3.56%	6,862
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	15.662330	19.900738	27.06%	5,401
2019	12.152427	15.662330	28.88%	4,939
2018	13.876026	12.152427	-12.42%	4,868
2017	11.247506	13.876026	23.37%	4,143
2016	11.245305	11.247506	0.02%	4,025
2015	11.453678	11.245305	-1.82%	4,414
2014	11.448083	11.453678	0.05%	2,695
2013*	10.000000	11.448083	14.48%	2,124
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.425638	11.112627	6.59%	14,640
2019	9.726993	10.425638	7.18%	19,767
2018	9.978256	9.726993	-2.52%	6,400
2017	9.845002	9.978256	1.35%	6,750
2016*	10.000000	9.845002	-1.55%	6,750
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	12.188440	13.686773	12.29%	164
2019	10.238845	12.188440	19.04%	164
2018	10.997387	10.238845	-6.90%	164
2017	9.761273	10.997387	12.66%	164
2016	9.362922	9.761273	4.25%	164
2015	9.930348	9.362922	-5.71%	165

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.449202	14.695692	1.71%	483
2019	11.543945	14.449202	25.17%	625
2018	12.698529	11.543945	-9.09%	1,475
2017	11.100121	12.698529	14.40%	3,132
2016*	10.000000	11.100121	11.00%	1,927
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	14.126021	16.744499	18.54%	9,441
2019	12.215938	14.126021	15.64%	42,082
2018	13.461344	12.215938	-9.25%	76,141
2017	12.054857	13.461344	11.67%	95,118
2016	11.825242	12.054857	1.94%	86,366
2015	12.163792	11.825242	-2.78%	123,120
2014	12.151960	12.163792	0.10%	142,133
2013	10.815518	12.151960	12.36%	61,691
2012	10.015961	10.815518	7.98%	37,342
2011	10.584465	10.015961	-5.37%	15,163
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.938773	13.702715	5.90%	2,274
2019	10.993218	12.938773	17.70%	17,063
2018	13.278811	10.993218	-17.21%	18,274
2017	11.753669	13.278811	12.98%	20,213
2016	10.389150	11.753669	13.13%	24,863
2015	10.852666	10.389150	-4.27%	8,349
2014*	10.000000	10.852666	8.53%	220
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.972749	11.454814	4.39%	0
2019	9.589434	10.972749	14.43%	0
2018	10.172992	9.589434	-5.74%	0
2017*	10.000000	10.172992	1.73%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	5.124437	4.957723	-3.25%	3,104
2019	4.891148	5.124437	4.77%	5,472
2018	5.638658	4.891148	-13.26%	4,936
2017	5.655959	5.638658	-0.31%	4,807
2016	5.141326	5.655959	10.01%	5,656
2015	6.989953	5.141326	-26.45%	6,723
2014	8.577289	6.989953	-18.51%	3,538
2013	9.734378	8.577289	-11.89%	2,750
2012	10.125395	9.734378	-3.86%	662
2011	11.803992	10.125395	-14.22%	14,735

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.706163	10.723645	0.16%	14,976
2019	10.181672	10.706163	5.15%	17,348
2018	10.378256	10.181672	-1.89%	85,337
2017	10.216272	10.378256	1.59%	143,169
2016	9.548792	10.216272	6.99%	27,467
2015*	10.000000	9.548792	-4.51%	15,742
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.424829	13.398277	28.52%	1,353
2019	8.217045	10.424829	26.87%	0
2018*	10.000000	8.217045	-17.83%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	13.946645	15.686380	12.47%	0
2019	12.034553	13.946645	15.89%	1,611
2018	12.985473	12.034553	-7.32%	3,476
2017	11.625154	12.985473	11.70%	3,788
2016	11.510792	11.625154	0.99%	10,889
2015	11.728863	11.510792	-1.86%	18,142
2014	11.317061	11.728863	3.64%	18,436
2013	9.991804	11.317061	13.26%	11,449
2012	9.066105	9.991804	10.21%	6,001
2011*	10.000000	9.066105	-9.34%	1,072
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.562808	16.265790	19.93%	38,984
2019	11.127871	13.562808	21.88%	31,871
2018	11.859697	11.127871	-6.17%	39,375
2017	10.400299	11.859697	14.03%	11,154
2016*	10.000000	10.400299	4.00%	4,045
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	13.255546	13.855300	4.52%	38,513
2019	10.619775	13.255546	24.82%	82,030
2018	11.825136	10.619775	-10.19%	102,751
2017	10.689063	11.825136	10.63%	104,755
2016	9.246887	10.689063	15.60%	112,144
2015*	10.000000	9.246887	-7.53%	74,238
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.595418	15.421120	5.66%	8,374
2019	11.461186	14.595418	27.35%	18,202
2018	12.854110	11.461186	-10.84%	14,575
2017	11.224444	12.854110	14.52%	7,723
2016*	10.000000	11.224444	12.24%	5,881

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.211076	24.262049	40.97%	67,561
2019	13.081774	17.211076	31.57%	110,800
2018	13.380788	13.081774	-2.23%	95,544
2017	10.106511	13.380788	32.40%	298,744
2016	10.234966	10.106511	-1.26%	361,219
2015*	10.000000	10.234966	2.35%	420,099
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	11.403238	11.469340	0.58%	0
2019	10.117891	11.403238	12.70%	2,055
2018	10.692184	10.117891	-5.37%	2,521
2017	10.183578	10.692184	4.99%	2,682
2016	9.082753	10.183578	12.12%	4,084
2015*	10.000000	9.082753	-9.17%	5,466
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.626397	11.391369	7.20%	3,480
2019	9.890983	10.626397	7.44%	1,796
2018	10.153207	9.890983	-2.58%	1,796
2017	9.941922	10.153207	2.13%	1,796
2016*	10.000000	9.941922	-0.58%	6,079
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.273686	10.318895	-8.47%	0
2019	9.337445	11.273686	20.74%	232
2018	10.165816	9.337445	-8.15%	0
2017*	10.000000	10.165816	1.66%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	11.048543	11.626492	5.23%	7,337
2019	10.167625	11.048543	8.66%	14,035
2018	10.655822	10.167625	-4.58%	27,518
2017	10.089316	10.655822	5.61%	56,473
2016	9.511165	10.089316	6.08%	14,641
2015	9.876728	9.511165	-3.70%	5,334
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	16.407977	18.004799	9.73%	210
2019	13.940275	16.407977	17.70%	210
2018	15.713450	13.940275	-11.28%	210
2017	14.288998	15.713450	9.97%	5,727
2016	12.855719	14.288998	11.15%	5,727
2015	13.958700	12.855719	-7.90%	5,727
2014	13.820943	13.958700	1.00%	13,775
2013	11.371172	13.820943	21.54%	13,775
2012	10.040580	11.371172	13.25%	11,870
2011	10.384375	10.040580	-3.31%	11,870

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	12.736471	12.593975	-1.12%	37,103
2019	11.175282	12.736471	13.97%	82,854
2018	11.893174	11.175282	-6.04%	93,525
2017	11.042395	11.893174	7.70%	64,831
2016	9.861315	11.042395	11.98%	65,530
2015	10.804272	9.861315	-8.73%	59,734
2014	10.516874	10.804272	2.73%	65,407
2013*	10.000000	10.516874	5.17%	9,055
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	13.991167	13.126061	-6.18%	619
2019	11.455980	13.991167	22.13%	1,125
2018	13.141394	11.455980	-12.83%	3,824
2017	12.322117	13.141394	6.65%	7,473
2016	11.185447	12.322117	10.16%	8,174
2015	11.822028	11.185447	-5.38%	13,377
2014	11.388604	11.822028	3.81%	10,634
2013*	10.000000	11.388604	13.89%	9,998
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.512787	8.848177	-6.99%	573
2019	9.495998	9.512787	0.18%	594
2018	9.487191	9.495998	0.09%	5,806
2017	9.478088	9.487191	0.10%	2,148
2016	9.375825	9.478088	1.09%	2,657
2015*	10.000000	9.375825	-6.24%	556
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.381952	11.636846	2.24%	1,275
2019	10.354584	11.381952	9.92%	3,338
2018	11.023423	10.354584	-6.07%	3,517
2017	9.923731	11.023423	11.08%	1,275
2016	9.685039	9.923731	2.46%	1,275
2015	10.471750	9.685039	-7.51%	1,275
2014	10.258928	10.471750	2.07%	0
2013*	10.000000	10.258928	2.59%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.550569	9.414538	-1.42%	0
2019	9.548632	9.550569	0.02%	183
2018	9.593417	9.548632	-0.47%	810
2017	9.647622	9.593417	-0.56%	0
2016	9.730490	9.647622	-0.85%	0
2015	9.965153	9.730490	-2.35%	382
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.017247	10.497927	4.80%	0
2019	9.373897	10.017247	6.86%	0
2018*	10.000000	9.373897	-6.26%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	6.171161	6.217487	0.75%	7,931
2019	5.811140	6.171161	6.20%	11,136
2018	6.505567	5.811140	-10.67%	11,621
2017	6.093756	6.505567	6.76%	12,722
2016	7.280090	6.093756	-16.30%	23,768
2015	7.530090	7.280090	-3.32%	50,430
2014	6.841381	7.530090	10.07%	19,416
2013	6.790955	6.841381	0.74%	8,396
2012	7.788426	6.790955	-12.81%	3,701
2011	8.679723	7.788426	-10.27%	5,766
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	13.382234	13.789030	3.04%	1,462
2019	12.912416	13.382234	3.64%	1,784
2018	15.104348	12.912416	-14.51%	1,643
2017	13.391371	15.104348	12.79%	2,576
2016	13.547402	13.391371	-1.15%	1,476
2015	13.624041	13.547402	-0.56%	24,809
2014	13.496567	13.624041	0.94%	8,942
2013	11.701128	13.496567	15.34%	4,548
2012	11.410515	11.701128	2.55%	761
2011	12.435319	11.410515	-8.24%	1,869
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.495232	8.958658	5.46%	570
2019	8.237967	8.495232	3.12%	996
2018	8.838318	8.237967	-6.79%	1,034
2017	8.680880	8.838318	1.81%	2,007
2016	8.882516	8.680880	-2.27%	7,971
2015	8.881138	8.882516	0.02%	17,144
2014	8.641275	8.881138	2.78%	17,245
2013	8.656557	8.641275	-0.18%	11,240
2012	8.623736	8.656557	0.38%	20,819
2011	8.494224	8.623736	1.52%	3,148
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	11.229664	11.028318	-1.79%	4,549
2019	10.627417	11.229664	5.67%	15,493
2018	10.911048	10.627417	-2.60%	34,516
2017	10.738668	10.911048	1.61%	24,283
2016	10.072450	10.738668	6.61%	203,697
2015	10.182891	10.072450	-1.08%	160,838
2014	10.128381	10.182891	0.54%	26,665
2013*	10.000000	10.128381	1.28%	8,065

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	11.895361	12.848217	8.01%	0
2019	10.544137	11.895361	12.81%	23,125
2018	11.511061	10.544137	-8.40%	24,866
2017	10.672179	11.511061	7.86%	30,336
2016	9.745036	10.672179	9.51%	31,727
2015	10.380481	9.745036	-6.12%	34,564
2014	9.999749	10.380481	3.81%	28,588
2013*	10.000000	9.999749	0.00%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	16.746783	20.941097	25.05%	3,622
2019	12.973127	16.746783	29.09%	13,491
2018	15.255612	12.973127	-14.96%	14,168
2017	11.395504	15.255612	33.87%	32,837
2016	11.622069	11.395504	-1.95%	12,561
2015	11.415878	11.622069	1.81%	30,400
2014	11.390946	11.415878	0.22%	27,579
2013*	10.000000	11.390946	13.91%	11,148
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	14.088216	15.754601	11.83%	4,579
2019	11.780785	14.088216	19.59%	8,838
2018	12.688094	11.780785	-7.15%	9,926
2017	10.923854	12.688094	16.15%	11,793
2016	11.416755	10.923854	-4.32%	21,746
2015	12.684820	11.416755	-10.00%	48,056
2014	13.635307	12.684820	-6.97%	74,350
2013	11.096411	13.635307	22.88%	39,495
2012	9.481990	11.096411	17.03%	445,424
2011	10.405277	9.481990	-8.87%	19,850
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.961986	9.657878	-3.05%	5,118
2019	8.586768	9.961986	16.02%	21,794
2018	10.737720	8.586768	-20.03%	20,577
2017	8.553702	10.737720	25.53%	30,792
2016	7.211469	8.553702	18.61%	21,687
2015	9.186139	7.211469	-21.50%	19,940
2014	9.809448	9.186139	-6.35%	14,763
2013*	10.000000	9.809448	-1.91%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.318776	11.906410	5.19%	1,324
2019	10.109495	11.318776	11.96%	8,063
2018	10.743170	10.109495	-5.90%	8,241
2017	10.089300	10.743170	6.48%	8,900
2016	8.905973	10.089300	13.29%	11,556
2015	9.656212	8.905973	-7.77%	9,225
2014	9.983928	9.656212	-3.28%	9,612
2013*	10.000000	9.983928	-0.16%	28,915

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.490337	11.066610	5.49%	4,325
2019	9.853909	10.490337	6.46%	6,644
2018	10.139627	9.853909	-2.82%	0
2017	9.940871	10.139627	2.00%	0
2016*	10.000000	9.940871	-0.59%	8,137
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.687107	18.221836	33.13%	11,460
2019	11.421551	13.687107	19.84%	0
2018	11.941295	11.421551	-4.35%	0
2017	10.895232	11.941295	9.60%	0
2016*	10.000000	10.895232	8.95%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	12.546581	13.058260	4.08%	690
2019	11.177933	12.546581	12.24%	4,662
2018	11.958278	11.177933	-6.53%	5,546
2017	11.011255	11.958278	8.60%	6,845
2016	10.579708	11.011255	4.08%	8,762
2015	11.048843	10.579708	-4.25%	12,099
2014	10.792942	11.048843	2.37%	10,604
2013	10.125768	10.792942	6.59%	10,517
2012	9.437512	10.125768	7.29%	985
2011*	10.000000	9.437512	-5.62%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	12.503768	12.958096	3.63%	6,052
2019	11.152661	12.503768	12.11%	14,024
2018	12.219034	11.152661	-8.73%	14,058
2017	11.354030	12.219034	7.62%	13,999
2016	10.455317	11.354030	8.60%	15,008
2015	10.773601	10.455317	-2.95%	16,837
2014	10.662891	10.773601	1.04%	18,105
2013	11.900433	10.662891	-10.40%	12,095
2012	10.281204	11.900433	15.75%	1,920
2011*	10.000000	10.281204	2.81%	2,161
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.673280	12.266434	-3.21%	1,440
2019	10.092924	12.673280	25.57%	1,717
2018	11.159395	10.092924	-9.56%	3,068
2017	10.096782	11.159395	10.52%	7,951
2016	8.942825	10.096782	12.90%	11,421
2015	10.575224	8.942825	-15.44%	8,214
2014*	10.000000	10.575224	5.75%	12,647

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	13.119318	10.969751	-16.38%	5,061
2019	11.316544	13.119318	15.93%	6,729
2018	12.554719	11.316544	-9.86%	8,222
2017	11.652978	12.554719	7.74%	10,423
2016	11.506639	11.652978	1.27%	11,327
2015	11.886133	11.506639	-3.19%	12,830
2014	10.631373	11.886133	11.80%	8,485
2013	10.548424	10.631373	0.79%	3,931
2012	8.266727	10.548424	27.60%	5,331
2011*	10.000000	8.266727	-17.33%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	12.922709	14.066609	8.85%	1,116
2019	11.176606	12.922709	15.62%	5,552
2018	12.193313	11.176606	-8.34%	6,284
2017	10.706799	12.193313	13.88%	6,302
2016	10.334742	10.706799	3.60%	8,543
2015	11.259417	10.334742	-8.21%	12,634
2014	11.241427	11.259417	0.16%	12,143
2013	9.889520	11.241427	13.67%	11,563
2012	8.857965	9.889520	11.65%	542
2011*	10.000000	8.857965	-11.42%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	15.847429	23.461337	48.05%	2,187
2019	12.148539	15.847429	30.45%	4,769
2018	14.847645	12.148539	-18.18%	5,714
2017	12.043506	14.847645	23.28%	16,230
2016	12.574486	12.043506	-4.22%	16,022
2015	12.889375	12.574486	-2.44%	12,286
2014	13.305563	12.889375	-3.13%	4,172
2013	11.190687	13.305563	18.90%	6,295
2012	9.865173	11.190687	13.44%	485
2011	11.115389	9.865173	-11.25%	487
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.611153	19.369030	9.98%	39,622
2019	14.848109	17.611153	18.61%	86,954
2018	15.914214	14.848109	-6.70%	99,254
2017	13.994831	15.914214	13.71%	121,879
2016	13.074017	13.994831	7.04%	105,730
2015	13.183925	13.074017	-0.83%	79,840
2014	12.787439	13.183925	3.10%	58,466
2013	10.562336	12.787439	21.07%	44,720
2012	9.295446	10.562336	13.63%	7,927
2011*	10.000000	9.295446	-7.05%	2,597

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.636832	10.869441	2.19%	19,982
2019	9.922063	10.636832	7.20%	20,271
2018	10.347611	9.922063	-4.11%	22,926
2017	9.909339	10.347611	4.42%	39,195
2016	9.287395	9.909339	6.70%	32,843
2015	9.739138	9.287395	-4.64%	1,074
2014	9.546883	9.739138	2.01%	10,077
2013*	10.000000	9.546883	-4.53%	4,859
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	17.366711	18.819967	8.37%	1,696
2019	13.676794	17.366711	26.98%	6,641
2018	13.929351	13.676794	-1.81%	2,066
2017	11.768572	13.929351	18.36%	2,169
2016	10.758394	11.768572	9.39%	6,015
2015	10.854074	10.758394	-0.88%	7,193
2014*	10.000000	10.854074	8.54%	249
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.866189	13.347722	12.49%	0
2019	10.512555	11.866189	12.88%	0
2018	11.697232	10.512555	-10.13%	0
2017	10.057095	11.697232	16.31%	0
2016*	10.000000	10.057095	0.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	18.876885	20.865281	10.53%	0
2019	15.507276	18.876885	21.73%	4,349
2018	17.694570	15.507276	-12.36%	4,349
2017	15.040155	17.694570	17.65%	4,349
2016	14.133028	15.040155	6.42%	4,349
2015	14.649039	14.133028	-3.52%	10,720
2014	14.275614	14.649039	2.62%	733
2013	11.227757	14.275614	27.15%	4,465
2012	9.843908	11.227757	14.06%	0
2011	10.706957	9.843908	-8.06%	2,590
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.881102	16.027832	7.71%	29,332
2019	13.043504	14.881102	14.09%	33,745
2018	14.167077	13.043504	-7.93%	36,213
2017	12.874449	14.167077	10.04%	38,202
2016	12.355101	12.874449	4.20%	41,573
2015	12.716296	12.355101	-2.84%	46,802
2014	12.415824	12.716296	2.42%	26,112
2013	11.027097	12.415824	12.59%	10,841
2012	10.111298	11.027097	9.06%	931
2011	10.436632	10.111298	-3.12%	1,231

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.906962	18.506470	9.46%	11,804
2019	14.318673	16.906962	18.08%	28,117
2018	15.878295	14.318673	-9.82%	44,915
2017	13.961738	15.878295	13.73%	46,549
2016	13.247027	13.961738	5.40%	51,173
2015	13.671514	13.247027	-3.10%	55,779
2014	13.297470	13.671514	2.81%	61,226
2013	11.168354	13.297470	19.06%	51,625
2012	10.008151	11.168354	11.59%	10,551
2011	10.555145	10.008151	-5.18%	3,736
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.252277	12.945315	5.66%	35,157
2019	11.273862	12.252277	8.68%	53,181
2018	11.788791	11.273862	-4.37%	2,384
2017	11.286615	11.788791	4.45%	4,851
2016	10.986143	11.286615	2.74%	13,281
2015	11.270232	10.986143	-2.52%	9,232
2014	11.106253	11.270232	1.48%	33,625
2013	10.778161	11.106253	3.04%	18,584
2012	10.210555	10.778161	5.56%	40,147
2011	10.252622	10.210555	-0.41%	11,524
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.564605	11.929010	3.15%	0
2019	10.343684	11.564605	11.80%	287
2018	11.328797	10.343684	-8.70%	287
2017	10.051630	11.328797	12.71%	690
2016	9.696562	10.051630	3.66%	1,059
2015	10.317343	9.696562	-6.02%	1,077
2014	10.274244	10.317343	0.42%	258
2013*	10.000000	10.274244	2.74%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.962133	12.611325	5.43%	2,465
2019	10.554387	11.962133	13.34%	2,469
2018	11.567116	10.554387	-8.76%	2,469
2017	9.999491	11.567116	15.68%	2,469
2016	9.586704	9.999491	4.31%	2,469
2015	10.262943	9.586704	-6.59%	5,885
2014	10.346222	10.262943	-0.80%	4,075
2013*	10.000000	10.346222	3.46%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.909880	17.293612	8.70%	19,515
2019	13.713279	15.909880	16.02%	23,959
2018	15.031283	13.713279	-8.77%	44,134
2017	13.429949	15.031283	11.92%	68,662
2016	12.812011	13.429949	4.82%	85,183
2015	13.187433	12.812011	-2.85%	82,665
2014	12.842254	13.187433	2.69%	50,102
2013	11.101096	12.842254	15.68%	38,300
2012	10.060559	11.101096	10.34%	12,788
2011	10.489270	10.060559	-4.09%	13,352
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	17.717118	19.531277	10.24%	2,548
2019	14.760439	17.717118	20.03%	2,548
2018	16.611196	14.760439	-11.14%	6,401
2017	14.326119	16.611196	15.95%	34,507
2016	13.558700	14.326119	5.66%	34,575
2015	14.018621	13.558700	-3.28%	37,665
2014	13.652780	14.018621	2.68%	41,854
2013	11.187095	13.652780	22.04%	31,952
2012	9.942442	11.187095	12.52%	7,047
2011	10.620474	9.942442	-6.38%	12,968
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.041611	15.037489	7.09%	5,322
2019	12.509865	14.041611	12.24%	12,481
2018	13.377681	12.509865	-6.49%	12,461
2017	12.396703	13.377681	7.91%	21,424
2016	11.909017	12.396703	4.10%	22,274
2015	12.257894	11.909017	-2.85%	24,577
2014	11.992995	12.257894	2.21%	30,418
2013	10.978933	11.992995	9.24%	18,961
2012	10.160184	10.978933	8.06%	8,316
2011	10.374062	10.160184	-2.06%	7,516
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.488983	11.041453	5.27%	93,882
2019	9.853840	10.488983	6.45%	100,719
2018	10.072146	9.853840	-2.17%	91,147
2017	9.945857	10.072146	1.27%	96,750
2016	9.903656	9.945857	0.43%	152,906
2015	10.070923	9.903656	-1.66%	95,914
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.738116	17.38%	348

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.212189	12.005738	7.08%	23,791
2019	10.418199	11.212189	7.62%	32,306
2018	10.766717	10.418199	-3.24%	19,539
2017	10.565534	10.766717	1.90%	21,616
2016	10.411345	10.565534	1.48%	46,419
2015	10.657313	10.411345	-2.31%	12,684
2014	10.347534	10.657313	2.99%	47,761
2013	10.757618	10.347534	-3.81%	12,235
2012	10.227315	10.757618	5.19%	57,121
2011*	10.000000	10.227315	2.27%	7,488
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.530057	10.727480	1.87%	311
2019	10.060491	10.530057	4.67%	0
2018*	10.000000	10.060491	0.60%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	11.424997	12.711276	11.26%	1,007
2019	9.463054	11.424997	20.73%	12,771
2018	11.670171	9.463054	-18.91%	14,933
2017	8.397930	11.670171	38.96%	36,791
2016	7.938795	8.397930	5.78%	13,411
2015	9.623829	7.938795	-17.51%	13,645
2014*	10.000000	9.623829	-3.76%	16,066
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.835039	12.321119	4.11%	0
2019	10.503647	11.835039	12.68%	0
2018	11.027989	10.503647	-4.75%	0
2017	10.518810	11.027989	4.84%	0
2016	9.382804	10.518810	12.11%	0
2015	9.810607	9.382804	-4.36%	1,509
2014*	10.000000	9.810607	-1.89%	1,509
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.094648	10.515941	4.17%	3,640
2019	9.673137	10.094648	4.36%	16,587
2018	9.856154	9.673137	-1.86%	6,047
2017	9.831400	9.856154	0.25%	9,934
2016	9.937417	9.831400	-1.07%	24,238
2015	10.130596	9.937417	-1.91%	24,449
2014*	10.000000	10.130596	1.31%	3,661

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	8.572858	8.433945	-1.62%	56,337
2019	8.598644	8.572858	-0.30%	154,768
2018	8.658639	8.598644	-0.69%	383,072
2017	8.797919	8.658639	-1.58%	356,146
2016	8.958557	8.797919	-1.79%	497,926
2015	9.122764	8.958557	-1.80%	1,403,521
2014	9.289981	9.122764	-1.80%	1,533,260
2013	9.460266	9.289981	-1.80%	1,506,284
2012	9.634149	9.460266	-1.80%	734,577
2011	9.810244	9.634149	-1.80%	400,451
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.634282	12.285622	5.60%	11,507
2019	9.729489	11.634282	19.58%	20,331
2018	11.496475	9.729489	-15.37%	28,676
2017	9.373822	11.496475	22.64%	52,821
2016	9.457888	9.373822	-0.89%	19,370
2015	9.724587	9.457888	-2.74%	14,883
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.637584	15.108515	10.79%	0
2019	11.223877	13.637584	21.51%	26,010
2018	12.541320	11.223877	-10.50%	26,010
2017	10.783208	12.541320	16.30%	26,010
2016	10.030623	10.783208	7.50%	26,010
2015	10.317484	10.030623	-2.78%	28,998
2014*	10.000000	10.317484	3.17%	32,266
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	12.080100	12.978505	7.44%	338
2019	10.665319	12.080100	13.27%	577
2018	11.415502	10.665319	-6.57%	5,119
2017	10.459875	11.415502	9.14%	598
2016	10.019569	10.459875	4.39%	593
2015	10.220979	10.019569	-1.97%	897
2014*	10.000000	10.220979	2.21%	6,197
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	12.978908	14.226173	9.61%	1,315
2019	11.019455	12.978908	17.78%	1,381
2018	11.999009	11.019455	-8.16%	0
2017	10.642329	11.999009	12.75%	26,646
2016	10.058400	10.642329	5.81%	0
2015	10.297552	10.058400	-2.32%	5,293
2014*	10.000000	10.297552	2.98%	4,709

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	10.987523	11.514310	4.79%	189
2019	10.215113	10.987523	7.56%	21,892
2018	10.594435	10.215113	-3.58%	15,216
2017	10.207997	10.594435	3.79%	9,702
2016	9.969518	10.207997	2.39%	9,906
2015	10.125460	9.969518	-1.54%	10,113
2014*	10.000000	10.125460	1.25%	5,527
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.717169	12.030976	2.68%	1,631
2019	10.559388	11.717169	10.96%	1,636
2018	11.395082	10.559388	-7.33%	1,636
2017	10.175611	11.395082	11.98%	1,636
2016	9.802125	10.175611	3.81%	1,636
2015	10.316176	9.802125	-4.98%	2,922
2014	10.253472	10.316176	0.61%	1,381
2013*	10.000000	10.253472	2.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.245014	12.785531	4.41%	0
2019	10.819637	12.245014	13.17%	0
2018	11.729213	10.819637	-7.75%	0
2017	10.211414	11.729213	14.86%	0
2016	9.722292	10.211414	5.03%	0
2015	10.308210	9.722292	-5.68%	0
2014	10.318275	10.308210	-0.10%	3,119
2013*	10.000000	10.318275	3.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.578084	13.629425	8.36%	43,851
2019	10.878256	12.578084	15.63%	9,331
2018	11.745962	10.878256	-7.39%	6,387
2017	10.591492	11.745962	10.90%	17,712
2016	10.066075	10.591492	5.22%	17,209
2015	10.285014	10.066075	-2.13%	18,260
2014*	10.000000	10.285014	2.85%	3,925
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.270717	14.638525	10.31%	8,056
2019	11.092630	13.270717	19.64%	14,715
2018	12.243114	11.092630	-9.40%	14,727
2017	10.684780	12.243114	14.58%	25,776
2016	10.029433	10.684780	6.53%	18,058
2015	10.288376	10.029433	-2.52%	17,904
2014*	10.000000	10.288376	2.88%	5,188

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.762017	12.538168	6.60%	1,790
2019	10.554517	11.762017	11.44%	801
2018	11.165757	10.554517	-5.47%	492
2017	10.410862	11.165757	7.25%	516
2016	10.029198	10.410862	3.81%	538
2015	10.216166	10.029198	-1.83%	561
2014*	10.000000	10.216166	2.16%	584
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.438107	10.980528	5.20%	0
2019*	10.000000	10.438107	4.38%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.737929	12.206524	13.68%	0
2019*	10.000000	10.737929	7.38%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	26.087750	33.282334	27.58%	12,167
2019	20.400976	26.087750	27.88%	22,076
2018	21.497355	20.400976	-5.10%	48,338
2017	16.854252	21.497355	27.55%	51,999
2016	16.827449	16.854252	0.16%	59,514
2015	16.615888	16.827449	1.27%	53,376
2014	15.361510	16.615888	8.17%	68,672
2013	11.637899	15.361510	32.00%	35,216
2012	10.204650	11.637899	14.05%	39,907
2011	10.738428	10.204650	-4.97%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.650787	19.380688	16.40%	9,532
2019	12.346606	16.650787	34.86%	13,284
2018	12.770986	12.346606	-3.32%	44,025
2017	10.234124	12.770986	24.79%	30,884
2016*	10.000000	10.234124	2.34%	11,099
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.785621	17.86%	2,933
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	13.967603	15.515063	11.08%	14,768
2019	11.319890	13.967603	23.39%	24,636
2018	13.009653	11.319890	-12.99%	31,272
2017	11.441954	13.009653	13.70%	46,931
2016	9.685871	11.441954	18.13%	47,286
2015	10.119882	9.685871	-4.29%	29,736

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	23.030644	22.357170	-2.92%	1,812
2019	18.937025	23.030644	21.62%	13,316
2018	22.207709	18.937025	-14.73%	14,511
2017	19.864530	22.207709	11.80%	18,564
2016	17.201249	19.864530	15.48%	21,201
2015	18.037057	17.201249	-4.63%	18,585
2014	15.696161	18.037057	14.91%	25,044
2013	11.780675	15.696161	33.24%	13,958
2012	10.311603	11.780675	14.25%	4,698
2011	10.749783	10.311603	-4.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	17.113325	23.676894	38.35%	2,226
2019	12.841089	17.113325	33.27%	27,149
2018	14.205829	12.841089	-9.61%	40,821
2017	11.579244	14.205829	22.68%	61,361
2016	10.886774	11.579244	6.36%	40,939
2015	11.003151	10.886774	-1.06%	39,410
2014*	10.000000	11.003151	10.03%	42,791
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	12.474852	12.881499	3.26%	5,235
2019	10.675154	12.474852	16.86%	16,327
2018	13.091462	10.675154	-18.46%	17,596
2017	12.222933	13.091462	7.11%	19,694
2016	9.883310	12.222933	23.67%	24,616
2015	10.709484	9.883310	-7.71%	23,385
2014*	10.000000	10.709484	7.09%	40,634
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	14.281911	17.207056	20.48%	267
2019	11.574917	14.281911	23.39%	5,276
2018	13.493118	11.574917	-14.22%	6,098
2017	12.106804	13.493118	11.45%	4,275
2016	10.036510	12.106804	20.63%	6,234
2015	10.390403	10.036510	-3.41%	3,965
2014*	10.000000	10.390403	3.90%	3,965
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.773636	17.565444	11.36%	0
2019	12.540540	15.773636	25.78%	0
2018	13.444994	12.540540	-6.73%	0
2017	10.973610	13.444994	22.52%	1,819
2016*	10.000000	10.973610	9.74%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.389159	13.325010	-7.40%	207
2019	11.232971	14.389159	28.10%	3,756
2018	11.923828	11.232971	-5.79%	2,246
2017	11.439028	11.923828	4.24%	2,184
2016	10.868069	11.439028	5.25%	2,277
2015	11.731332	10.868069	-7.36%	9,880
2014	9.289021	11.731332	26.29%	23,366
2013*	10.000000	9.289021	-7.11%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	15.850157	18.396654	16.07%	115,327
2019	12.306411	15.850157	28.80%	144,004
2018	13.140147	12.306411	-6.34%	267,849
2017	11.009864	13.140147	19.35%	263,231
2016	10.039940	11.009864	9.66%	154,862
2015	10.106421	10.039940	-0.66%	183,143
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.729329	9.824770	0.98%	2,552
2019	9.518614	9.729329	2.21%	32,044
2018	9.615172	9.518614	-1.00%	7,043
2017	9.638721	9.615172	-0.24%	14,456
2016	9.576300	9.638721	0.65%	12,146
2015	9.785217	9.576300	-2.14%	5,076
2014	9.915603	9.785217	-1.31%	72,794
2013	10.086724	9.915603	-1.70%	23,924
2012	9.922460	10.086724	1.66%	168,087
2011*	10.000000	9.922460	-0.78%	2,330
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.553628	15.880914	17.17%	7,062
2019	11.045151	13.553628	22.71%	10,308
2018	12.688081	11.045151	-12.95%	80,078
2017	11.315341	12.688081	12.13%	60,394
2016	9.532622	11.315341	18.70%	14,734
2015	10.205601	9.532622	-6.59%	6,705
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	25.664192	40.449617	57.61%	6,041
2019	19.098910	25.664192	34.38%	15,796
2018	20.925945	19.098910	-8.73%	37,425
2017	16.709453	20.925945	25.23%	45,037
2016	16.043368	16.709453	4.15%	27,912
2015	16.394144	16.043368	-2.14%	28,356
2014	16.095940	16.394144	1.85%	42,018
2013	11.825492	16.095940	36.11%	19,720
2012	10.504443	11.825492	12.58%	18,497
2011	11.194910	10.504443	-6.17%	66

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	9.907595	10.532761	6.31%	0
2019	8.753472	9.907595	13.18%	0
2018	9.563487	8.753472	-8.47%	0
2017	9.128374	9.563487	4.77%	0
2016	9.355564	9.128374	-2.43%	0
2015	10.034860	9.355564	-6.77%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	10.613012	10.963999	3.31%	0
2019	9.406405	10.613012	12.83%	0
2018	10.484676	9.406405	-10.28%	95
2017	9.674962	10.484676	8.37%	6,216
2016	9.020551	9.674962	7.25%	6,647
2015	9.914847	9.020551	-9.02%	6,648
2014	10.126567	9.914847	-2.09%	263
2013*	10.000000	10.126567	1.27%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	9.545198	9.600396	0.58%	67,312
2019	9.441226	9.545198	1.10%	69,104
2018	10.237601	9.441226	-7.78%	69,837
2017	10.134056	10.237601	1.02%	95,043
2016	9.116575	10.134056	11.16%	133,140
2015	9.591543	9.116575	-4.95%	136,803
2014	9.632305	9.591543	-0.42%	155,065
2013*	10.000000	9.632305	-3.68%	112,233
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.653492	12.348705	5.97%	794
2019	10.619918	11.653492	9.73%	861
2018	11.438742	10.619918	-7.16%	1,346
2017	10.273367	11.438742	11.34%	2,413
2016	9.265420	10.273367	10.88%	18,395
2015	10.389918	9.265420	-10.82%	19,397
2014	10.532457	10.389918	-1.35%	29,022
2013	10.713807	10.532457	-1.69%	57,204
2012	9.503460	10.713807	12.74%	271,159
2011*	10.000000	9.503460	-4.97%	14,608
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.824281	5.789705	-0.59%	1,820
2019	5.326433	5.824281	9.35%	1,821
2018	6.322595	5.326433	-15.76%	1,881
2017	6.309012	6.322595	0.22%	1,962
2016	5.592598	6.309012	12.81%	7,516
2015	7.661346	5.592598	-27.00%	3,392
2014	9.586998	7.661346	-20.09%	2,680
2013	11.447268	9.586998	-16.25%	9,870
2012	11.089376	11.447268	3.23%	5,678
2011	12.213579	11.089376	-9.20%	9,787

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.451065	10.744854	2.81%	1,781
2019	10.151945	10.451065	2.95%	12,944
2018	10.244160	10.151945	-0.90%	6,161
2017	9.943604	10.244160	3.02%	6,103
2016	9.677038	9.943604	2.75%	6,065
2015	10.033807	9.677038	-3.56%	5,394
2014	9.925587	10.033807	1.09%	5,060
2013*	10.000000	9.925587	-0.74%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	14.006254	14.659128	4.66%	489
2019	12.440189	14.006254	12.59%	2,593
2018	13.311824	12.440189	-6.55%	3,757
2017	12.347539	13.311824	7.81%	5,105
2016	11.105823	12.347539	11.18%	3,646
2015	11.583372	11.105823	-4.12%	4,854
2014	11.632308	11.583372	-0.42%	5,328
2013	12.742817	11.632308	-8.71%	3,855
2012	11.019221	12.742817	15.64%	18,564
2011	10.564531	11.019221	4.30%	24,812
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.844378	11.714613	8.02%	4,073
2019	10.416175	10.844378	4.11%	9,964
2018	11.083654	10.416175	-6.02%	13,929
2017	10.400056	11.083654	6.57%	15,154
2016	10.188495	10.400056	2.08%	16,631
2015	10.822632	10.188495	-5.86%	20,928
2014	10.788146	10.822632	0.32%	26,545
2013	12.015145	10.788146	-10.21%	12,669
2012	11.450180	12.015145	4.93%	878
2011	10.850505	11.450180	5.53%	3,512
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	15.098784	15.659267	3.71%	8,006
2019	13.415264	15.098784	12.55%	6,609
2018	14.049110	13.415264	-4.51%	7,755
2017	13.430909	14.049110	4.60%	9,892
2016	12.172614	13.430909	10.34%	23,642
2015	12.618974	12.172614	-3.54%	17,104
2014	12.447866	12.618974	1.37%	47,197
2013	12.000447	12.447866	3.73%	50,534
2012	10.701890	12.000447	12.13%	68,127
2011	10.556153	10.701890	1.38%	118,332
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.849280	11.334356	4.47%	240
2019	10.186429	10.849280	6.51%	0
2018	10.344569	10.186429	-1.53%	674
2017*	10.000000	10.344569	3.45%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.582863	10.958467	3.55%	0
2019	10.081030	10.582863	4.98%	264
2018	10.063968	10.081030	0.17%	549
2017*	10.000000	10.063968	0.64%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.691201	11.618164	8.67%	0
2019	10.182764	10.691201	4.99%	1,405
2018	10.810822	10.182764	-5.81%	1,779
2017	9.941275	10.810822	8.75%	2,281
2016	9.837378	9.941275	1.06%	1,985
2015	10.792076	9.837378	-8.85%	4,282
2014	10.956915	10.792076	-1.50%	4,089
2013	11.941978	10.956915	-8.25%	4,644
2012	11.556774	11.941978	3.33%	2,446
2011	10.854490	11.556774	6.47%	5,444
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.635388	9.735364	1.04%	12,283
2019	9.441535	9.635388	2.05%	37,540
2018	9.592806	9.441535	-1.58%	34,310
2017	9.647353	9.592806	-0.57%	26,317
2016	9.697145	9.647353	-0.51%	34,470
2015	9.854312	9.697145	-1.59%	147,866
2014	9.960413	9.854312	-1.07%	17,716
2013	10.166600	9.960413	-2.03%	20,317
2012	9.790483	10.166600	3.84%	30,299
2011*	10.000000	9.790483	-2.10%	18,711
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.177377	11.912573	6.58%	1,911
2019	10.515040	11.177377	6.30%	15,767
2018	10.777277	10.515040	-2.43%	46,524
2017	10.469937	10.777277	2.94%	33,372
2016	10.392814	10.469937	0.74%	44,858
2015	10.547913	10.392814	-1.47%	100,246
2014	10.311521	10.547913	2.29%	44,130
2013	10.720627	10.311521	-3.82%	36,809
2012	9.970403	10.720627	7.52%	89,781
2011*	10.000000	9.970403	-0.30%	23,269

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	14.811194	14.832113	0.14%	0
2019	13.197468	14.811194	12.23%	0
2018	13.995895	13.197468	-5.70%	0
2017	13.317008	13.995895	5.10%	0
2016	11.917971	13.317008	11.74%	1,503
2015	12.673223	11.917971	-5.96%	1,503
2014	12.943857	12.673223	-2.09%	1,503
2013	11.789322	12.943857	9.79%	6,021
2012	10.377238	11.789322	13.61%	6,780
2011	10.785987	10.377238	-3.79%	12,104
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	11.187018	14.890988	33.11%	2,598
2019	9.019449	11.187018	24.03%	5,280
2018	11.284163	9.019449	-20.07%	8,607
2017	8.647294	11.284163	30.49%	10,068
2016	8.749366	8.647294	-1.17%	40,815
2015	9.832031	8.749366	-11.01%	51,722
2014	10.171836	9.832031	-3.34%	335
2013	9.009374	10.171836	12.90%	335
2012	7.945214	9.009374	13.39%	8,078
2011	11.082605	7.945214	-28.31%	0
ProFunds - ProFund VP Banks - Q/NQ
2020	20.476828	17.048749	-16.74%	0
2019	15.284403	20.476828	33.97%	2,050
2018	18.959462	15.284403	-19.38%	2,205
2017	16.372266	18.959462	15.80%	6,180
2016	13.528929	16.372266	21.02%	22,483
2015	13.836848	13.528929	-2.23%	20,189
2014	12.765794	13.836848	8.39%	101
2013	9.740828	12.765794	31.05%	298
2012	7.435821	9.740828	31.00%	4,686
2011*	10.000000	7.435821	-25.64%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	10.565396	12.085614	14.39%	4,410
2019	9.139659	10.565396	15.60%	5,543
2018	11.304391	9.139659	-19.15%	10,552
2017	9.361768	11.304391	20.75%	10,581
2016	8.045255	9.361768	16.36%	11,017
2015	9.517920	8.045255	-15.47%	8,467
2014	9.531685	9.517920	-0.14%	18,382
2013	8.195715	9.531685	16.30%	21,730
2012	7.693432	8.195715	6.53%	4,820
2011*	10.000000	7.693432	-23.07%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2020	1.976657	1.443850	-26.95%	0
2019	2.612362	1.976657	-24.33%	16,053
2018	2.556859	2.612362	2.17%	0
2017	3.173830	2.556859	-19.44%	8,697
2016	3.717054	3.173830	-14.61%	10,890
2015	3.981205	3.717054	-6.63%	0
2014	4.727836	3.981205	-15.79%	57,370
2013	6.554957	4.727836	-27.87%	5,741
2012	8.003760	6.554957	-18.10%	2,330
2011	8.944871	8.003760	-10.52%	1,210
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	28.793309	32.622753	13.30%	1,523
2019	25.177717	28.793309	14.36%	7,223
2018	27.497519	25.177717	-8.44%	10,716
2017	22.849311	27.497519	20.34%	11,763
2016	27.527938	22.849311	-17.00%	7,178
2015	27.136897	27.527938	1.44%	8,891
2014	21.301760	27.136897	27.39%	12,904
2013	12.879797	21.301760	65.39%	27,293
2012	9.321723	12.879797	38.17%	9,234
2011*	10.000000	9.321723	-6.78%	542
ProFunds - ProFund VP Bull - Q/NQ
2020	22.783420	25.960574	13.95%	1,260
2019	18.001807	22.783420	26.56%	2,257
2018	19.534524	18.001807	-7.85%	3,903
2017	16.667633	19.534524	17.20%	15,454
2016	15.477146	16.667633	7.69%	24,793
2015	15.833380	15.477146	-2.25%	102,011
2014	14.464719	15.833380	9.46%	84,919
2013	11.351878	14.464719	27.42%	42,401
2012	10.150612	11.351878	11.83%	44,047
2011	10.336204	10.150612	-1.80%	109,096
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	17.894855	23.029638	28.69%	1,056
2019	14.398354	17.894855	24.28%	1,677
2018	17.211600	14.398354	-16.35%	14,626
2017	15.232890	17.211600	12.99%	14,659
2016	14.980552	15.232890	1.68%	17,141
2015	14.645413	14.980552	2.29%	25,141
2014	13.530083	14.645413	8.24%	8,725
2013	10.726206	13.530083	26.14%	19,785
2012	9.853237	10.726206	8.86%	10,849
2011*	10.000000	9.853237	-1.47%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	25.825420	32.549309	26.04%	2,160
2019	21.099939	25.825420	22.40%	2,582
2018	21.357473	21.099939	-1.21%	10,696
2017	18.373125	21.357473	16.24%	4,041
2016	17.957406	18.373125	2.32%	13,229
2015	17.467425	17.957406	2.81%	6,711
2014	15.816696	17.467425	10.44%	48,255
2013	11.515396	15.816696	37.35%	37,045
2012	9.604337	11.515396	19.90%	1,856
2011*	10.000000	9.604337	-3.96%	5,840
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	9.275481	11.542467	24.44%	7,855
2019	7.602958	9.275481	22.00%	21,490
2018	9.138509	7.602958	-16.80%	32,379
2017	6.983030	9.138509	30.87%	42,139
2016	6.405444	6.983030	9.02%	14,220
2015	7.893514	6.405444	-18.85%	4,646
2014	8.322926	7.893514	-5.16%	9,866
2013	9.057237	8.322926	-8.11%	11,836
2012	8.655014	9.057237	4.65%	15,867
2011	10.976213	8.655014	-21.15%	5,651
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	12.317220	10.978668	-10.87%	4,271
2019	10.648794	12.317220	15.67%	18,981
2018	12.629600	10.648794	-15.68%	44,949
2017	10.742818	12.629600	17.56%	45,052
2016	10.146809	10.742818	5.87%	35,324
2015	11.594062	10.146809	-12.48%	94,424
2014	12.924225	11.594062	-10.29%	10,962
2013	10.820059	12.924225	19.45%	19,329
2012	9.450426	10.820059	14.49%	7,019
2011	10.561855	9.450426	-10.52%	78
ProFunds - ProFund VP Financials - Q/NQ
2020	20.782337	20.047031	-3.54%	2,004
2019	16.245607	20.782337	27.93%	17,112
2018	18.471560	16.245607	-12.05%	16,870
2017	15.914395	18.471560	16.07%	31,633
2016	14.052483	15.914395	13.25%	60,763
2015	14.527195	14.052483	-3.27%	43,877
2014	13.101162	14.527195	10.88%	35,009
2013	10.101043	13.101162	29.70%	12,904
2012	8.247002	10.101043	22.48%	8,517
2011*	10.000000	8.247002	-17.53%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2020	25.513092	28.670847	12.38%	4,179
2019	21.764650	25.513092	17.22%	5,237
2018	21.224377	21.764650	2.55%	25,043
2017	17.873547	21.224377	18.75%	22,549
2016	18.969149	17.873547	-5.78%	24,509
2015	18.392919	18.969149	3.13%	38,573
2014	15.141575	18.392919	21.47%	63,890
2013	11.032654	15.141575	37.24%	33,860
2012	9.569659	11.032654	15.29%	19,013
2011*	10.000000	9.569659	-4.30%	0
ProFunds - ProFund VP Industrials - Q/NQ
2020	20.110726	23.058752	14.66%	2,001
2019	15.693783	20.110726	28.14%	6,054
2018	18.321986	15.693783	-14.34%	5,922
2017	15.242751	18.321986	20.20%	17,982
2016	13.204481	15.242751	15.44%	42,582
2015	13.922754	13.204481	-5.16%	21,516
2014	13.428982	13.922754	3.68%	6,107
2013	9.895924	13.428982	35.70%	54,229
2012	8.702679	9.895924	13.71%	12,011
2011*	10.000000	8.702679	-12.97%	6,733
ProFunds - ProFund VP International - Q/NQ
2020	11.725669	12.078542	3.01%	3,462
2019	10.011341	11.725669	17.12%	4,446
2018	12.103307	10.011341	-17.28%	7,006
2017	10.118916	12.103307	19.61%	10,910
2016	10.400127	10.118916	-2.70%	7,022
2015	10.977496	10.400127	-5.26%	2,808
2014	12.165113	10.977496	-9.76%	10,199
2013	10.367165	12.165113	17.34%	3,802
2012	9.106598	10.367165	13.84%	16,406
2011	10.825634	9.106598	-15.88%	5,691
ProFunds - ProFund VP Internet - Q/NQ
2020	28.663556	42.453434	48.11%	1,583
2019	24.729345	28.663556	15.91%	6,083
2018	24.001055	24.729345	3.03%	13,742
2017	17.963550	24.001055	33.61%	8,974
2016	17.333503	17.963550	3.63%	515
2015	14.666169	17.333503	18.19%	15,811
2014	14.769360	14.666169	-0.70%	0
2013	9.913583	14.769360	48.98%	3,360
2012	8.429635	9.913583	17.60%	4,202
2011*	10.000000	8.429635	-15.70%	575

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2020	15.447956	17.587016	13.85%	1,369
2019	13.109463	15.447956	17.84%	597
2018	15.109192	13.109463	-13.24%	1,267
2017	12.988696	15.109192	16.33%	1,952
2016	13.171754	12.988696	-1.39%	1,634
2015	12.676814	13.171754	3.90%	12,135
2014	12.505725	12.676814	1.37%	2,985
2013	8.590904	12.505725	45.57%	4,863
2012	7.115683	8.590904	20.73%	3,955
2011	8.895040	7.115683	-20.00%	10,387
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	33.421703	47.776451	42.95%	12,013
2019	24.896590	33.421703	34.24%	21,203
2018	25.838695	24.896590	-3.65%	38,449
2017	20.181424	25.838695	28.03%	22,464
2016	19.524166	20.181424	3.37%	21,528
2015	18.502722	19.524166	5.52%	33,791
2014	16.103313	18.502722	14.90%	104,085
2013	12.212582	16.103313	31.86%	44,888
2012	10.700092	12.212582	14.14%	15,890
2011	10.739522	10.700092	-0.37%	4,667
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	8.695206	5.595903	-35.64%	2,285
2019	8.159695	8.695206	6.56%	4,005
2018	10.416816	8.159695	-21.67%	11,589
2017	10.954960	10.416816	-4.91%	16,372
2016	8.982796	10.954960	21.95%	35,309
2015	11.937757	8.982796	-24.75%	29,666
2014	13.638888	11.937757	-12.47%	40,833
2013	11.194235	13.638888	21.84%	13,025
2012	11.078932	11.194235	1.04%	914
2011	11.033756	11.078932	0.41%	3,291
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	18.686101	20.645893	10.49%	1,299
2019	16.685836	18.686101	11.99%	1,344
2018	18.116469	16.685836	-7.90%	4,016
2017	16.716244	18.116469	8.38%	1,383
2016	17.682034	16.716244	-5.46%	1,839
2015	17.240133	17.682034	2.56%	9,789
2014	14.708534	17.240133	17.21%	10,305
2013	11.379153	14.708534	29.26%	30,043
2012	10.360033	11.379153	9.84%	1,353
2011*	10.000000	10.360033	3.60%	6,814

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	4.009663	4.886710	21.87%	114
2019	2.797042	4.009663	43.35%	34,322
2018	3.292047	2.797042	-15.04%	30,991
2017	3.184155	3.292047	3.39%	27,996
2016	2.080872	3.184155	53.02%	28,550
2015	3.155846	2.080872	-34.06%	18,733
2014	4.221207	3.155846	-25.24%	14,988
2013	6.927246	4.221207	-39.06%	17,960
2012	8.255465	6.927246	-16.09%	17,950
2011*	10.000000	8.255465	-17.45%	46,880
ProFunds - ProFund VP Real Estate - Q/NQ
2020	16.056771	14.775510	-7.98%	777
2019	12.899357	16.056771	24.48%	2,549
2018	13.930820	12.899357	-7.40%	2,845
2017	13.128657	13.930820	6.11%	2,713
2016	12.644782	13.128657	3.83%	2,509
2015	12.834960	12.644782	-1.48%	18,841
2014	10.454668	12.834960	22.77%	21,674
2013	10.636505	10.454668	-1.71%	1,012
2012	9.244366	10.636505	15.06%	975
2011*	10.000000	9.244366	-7.56%	52
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.490228	1.792469	-28.02%	0
2019	3.070647	2.490228	-18.90%	0
2018	3.002308	3.070647	2.28%	0
2017	3.470359	3.002308	-13.49%	0
2016	3.726142	3.470359	-6.86%	89,835
2015	3.855650	3.726142	-3.36%	19,622
2014	5.629944	3.855650	-31.52%	29,172
2013	4.922102	5.629944	14.38%	42,646
2012	5.386119	4.922102	-8.62%	24,786
2011	8.775745	5.386119	-38.62%	26,655
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	29.539981	42.019058	42.24%	1,890
2019	20.084329	29.539981	47.08%	2,687
2018	22.786193	20.084329	-11.86%	816
2017	17.116683	22.786193	33.12%	826
2016	13.647983	17.116683	25.42%	444
2015	14.309654	13.647983	-4.62%	444
2014	10.831708	14.309654	32.11%	13,934
2013	8.263795	10.831708	31.07%	0
2012	8.781805	8.263795	-5.90%	0
2011*	10.000000	8.781805	-12.18%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	3.940871	2.640915	-32.99%	0
2019	5.079479	3.940871	-22.42%	0
2018	4.594757	5.079479	10.55%	0
2017	6.484098	4.594757	-29.14%	0
2016	7.882879	6.484098	-17.74%	0
2015	7.198206	7.882879	9.51%	0
2014	7.551341	7.198206	-4.68%	0
2013	7.707500	7.551341	-2.03%	0
2012	9.026642	7.707500	-14.61%	0
2011	8.306162	9.026642	8.67%	1,320
ProFunds - ProFund VP Short International - Q/NQ
2020	3.268369	2.665674	-18.44%	0
2019	4.030325	3.268369	-18.91%	0
2018	3.554533	4.030325	13.39%	2,769
2017	4.560655	3.554533	-22.06%	0
2016	4.935043	4.560655	-7.59%	0
2015	5.223031	4.935043	-5.51%	762
2014	5.173917	5.223031	0.95%	0
2013	6.670019	5.173917	-22.43%	0
2012	8.507367	6.670019	-21.60%	0
2011	8.509496	8.507367	-0.03%	5,403
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.240613	0.697142	-43.81%	0
2019	1.756022	1.240613	-29.35%	0
2018	1.841560	1.756022	-4.64%	774
2017	2.508568	1.841560	-26.59%	29,683
2016	2.840138	2.508568	-11.67%	181,305
2015	3.326071	2.840138	-14.61%	0
2014	4.201379	3.326071	-20.83%	0
2013	6.060462	4.201379	-30.68%	6,085
2012	7.600459	6.060462	-20.26%	10,894
2011	8.645138	7.600459	-12.08%	2,925
ProFunds - ProFund VP Technology - Q/NQ
2020	28.766936	40.906715	42.20%	7,959
2019	20.177222	28.766936	42.57%	18,486
2018	21.031950	20.177222	-4.06%	64,948
2017	15.842230	21.031950	32.76%	42,346
2016	14.359422	15.842230	10.33%	38,328
2015	14.279575	14.359422	0.56%	61,253
2014	12.311078	14.279575	15.99%	44,036
2013	10.013913	12.311078	22.94%	66,885
2012	9.244941	10.013913	8.32%	33,094
2011*	10.000000	9.244941	-7.55%	6,539

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	12.687951	12.852123	1.29%	3,872
2019	11.257845	12.687951	12.70%	3,353
2018	13.505331	11.257845	-16.64%	3,466
2017	14.050563	13.505331	-3.88%	5,979
2016	11.760447	14.050563	19.47%	0
2015	11.796513	11.760447	-0.31%	426
2014	11.945166	11.796513	-1.24%	441
2013	10.854099	11.945166	10.05%	441
2012	9.486502	10.854099	14.42%	0
2011*	10.000000	9.486502	-5.13%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	16.414596	19.454151	18.52%	0
2019	14.139155	16.414596	16.09%	1,135
2018	15.225435	14.139155	-7.13%	0
2017	14.160353	15.225435	7.52%	1,440
2016	14.463698	14.160353	-2.10%	1,274
2015	15.609312	14.463698	-7.34%	1,431
2014	11.654128	15.609312	33.94%	0
2013	14.671730	11.654128	-20.57%	3,219
2012	14.797393	14.671730	-0.85%	3,560
2011	10.499436	14.797393	40.94%	18,933
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	104.434968	191.065049	82.95%	223
2019	59.192359	104.434968	76.43%	118
2018	66.709328	59.192359	-11.27%	1,045
2017	40.353362	66.709328	65.31%	520
2016	37.829140	40.353362	6.67%	379
2015	33.909617	37.829140	11.56%	284
2014	25.420451	33.909617	33.40%	1,325
2013	14.457903	25.420451	75.82%	18,980
2012	11.007875	14.457903	31.34%	284
2011	11.344742	11.007875	-2.97%	7,138
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.147323	0.041287	-71.98%	0
2019	0.303099	0.147323	-51.39%	0
2018	0.349152	0.303099	-13.19%	8,395
2017	0.645723	0.349152	-45.93%	10,582
2016	0.824077	0.645723	-21.64%	12,997
2015	1.138012	0.824077	-27.59%	12,997
2014	1.803824	1.138012	-36.91%	0
2013	3.576220	1.803824	-49.56%	0
2012	5.622410	3.576220	-36.39%	6,863
2011	7.356792	5.622410	-23.58%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2020	20.060222	19.226311	-4.16%	2,249
2019	16.624905	20.060222	20.66%	4,591
2018	16.456651	16.624905	1.02%	26,952
2017	15.145976	16.456651	8.65%	10,196
2016	13.402275	15.145976	13.01%	14,709
2015	14.581556	13.402275	-8.09%	12,024
2014	11.795540	14.581556	23.62%	10,504
2013	10.600473	11.795540	11.27%	10,222
2012	10.779998	10.600473	-1.67%	6,316
2011*	10.000000	10.779998	7.80%	11,548
Rydex Variable Trust - Banking Fund - Q/NQ
2020	10.274772	9.235755	-10.11%	2,001
2019	8.149257	10.274772	26.08%	2,863
2018	10.270571	8.149257	-20.65%	2,863
2017	9.297562	10.270571	10.47%	5,558
2016	7.439874	9.297562	24.97%	22,086
2015	7.963336	7.439874	-6.57%	20,986
2014	7.841231	7.963336	1.56%	2,344
2013	6.181048	7.841231	26.86%	268
2012	5.067398	6.181048	21.98%	17,651
2011	6.635220	5.067398	-23.63%	268
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	24.668331	29.009175	17.60%	4,730
2019	20.686655	24.668331	19.25%	653
2018	25.520544	20.686655	-18.94%	932
2017	21.399808	25.520544	19.26%	4,963
2016	16.651946	21.399808	28.51%	10,535
2015	20.504178	16.651946	-18.79%	2,141
2014	21.266290	20.504178	-3.58%	3,439
2013	21.388921	21.266290	-0.57%	4,168
2012	19.672313	21.388921	8.73%	5,376
2011	23.979330	19.672313	-17.96%	3,591
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	32.704930	38.961178	19.13%	1,485
2019	26.714055	32.704930	22.43%	4,994
2018	30.044345	26.714055	-11.08%	5,050
2017	23.635241	30.044345	27.12%	8,538
2016	29.957550	23.635241	-21.10%	9,528
2015	28.123778	29.957550	6.52%	21,414
2014	21.582594	28.123778	30.31%	14,016
2013	14.252600	21.582594	51.43%	12,017
2012	10.673714	14.252600	33.53%	7,879
2011	9.828078	10.673714	8.60%	6,969

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	1.985613	1.506763	-24.12%	0
2019	1.754425	1.985613	13.18%	7,815
2018	2.105161	1.754425	-16.66%	11,508
2017	2.052699	2.105161	2.56%	9,864
2016	1.893271	2.052699	8.42%	10,088
2015	2.912472	1.893271	-34.99%	30,386
2014	4.494539	2.912472	-35.20%	32,785
2013	4.728790	4.494539	-4.95%	22,751
2012	4.884454	4.728790	-3.19%	14,822
2011	5.327785	4.884454	-8.32%	23,562
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	33.193357	35.064996	5.64%	3,461
2019	27.631548	33.193357	20.13%	198
2018	32.023261	27.631548	-13.71%	1,555
2017	29.237870	32.023261	9.53%	2,711
2016	28.242386	29.237870	3.52%	6,056
2015	27.075283	28.242386	4.31%	17,359
2014	24.480434	27.075283	10.60%	7,224
2013	19.437554	24.480434	25.94%	4,975
2012	18.152420	19.437554	7.08%	5,701
2011	16.248140	18.152420	11.72%	5,423
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	44.187044	44.142343	-0.10%	689
2019	30.512824	44.187044	44.81%	3,792
2018	36.231013	30.512824	-15.78%	4,009
2017	23.273550	36.231013	55.67%	6,373
2016	18.129148	23.273550	28.38%	5,605
2015	19.274422	18.129148	-5.94%	8,674
2014	16.804125	19.274422	14.70%	19,848
2013	10.517500	16.804125	59.77%	16,869
2012	9.143110	10.517500	15.03%	30,297
2011	8.534690	9.143110	7.13%	59,295
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	22.225421	34.040274	53.16%	107
2019	14.209085	22.225421	56.42%	1,041
2018	16.577501	14.209085	-14.29%	107
2017	12.879845	16.577501	28.71%	5,648
2016	10.547992	12.879845	22.11%	3,378
2015	10.520054	10.547992	0.27%	2,522
2014	8.657708	10.520054	21.51%	12,227
2013	6.528042	8.657708	32.62%	2,794
2012	6.578861	6.528042	-0.77%	2,794
2011	8.021900	6.578861	-17.99%	3,126

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2020	12.722974	8.223776	-35.36%	1,555
2019	12.129839	12.722974	4.89%	15,917
2018	16.578817	12.129839	-26.84%	18,558
2017	18.010177	16.578817	-7.95%	25,369
2016	13.960387	18.010177	29.01%	94,898
2015	20.375021	13.960387	-31.48%	69,391
2014	25.497698	20.375021	-20.09%	29,983
2013	21.029728	25.497698	21.25%	11,674
2012	20.913675	21.029728	0.55%	15,394
2011	22.619132	20.913675	-7.54%	17,133
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	6.753486	4.155724	-38.47%	2,331
2019	6.881632	6.753486	-1.86%	6,107
2018	12.895720	6.881632	-46.64%	8,987
2017	16.140805	12.895720	-20.10%	15,384
2016	13.346090	16.140805	20.94%	28,955
2015	19.899152	13.346090	-32.93%	31,141
2014	28.678792	19.899152	-30.61%	32,416
2013	23.572989	28.678792	21.66%	12,152
2012	23.909652	23.572989	-1.41%	9,725
2011	26.841629	23.909652	-10.92%	10,324
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	10.585507	10.419515	-1.57%	0
2019	8.393379	10.585507	26.12%	0
2018	10.550156	8.393379	-20.44%	0
2017	8.353635	10.550156	26.29%	0
2016	9.008912	8.353635	-7.27%	0
2015	9.884462	9.008912	-8.86%	0
2014	11.502549	9.884462	-14.07%	35
2013	9.454378	11.502549	21.66%	6,316
2012	7.913922	9.454378	19.47%	3,045
2011	9.496252	7.913922	-16.66%	35
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	14.579775	14.301928	-1.91%	2,247
2019	11.592340	14.579775	25.77%	2,506
2018	13.458606	11.592340	-13.87%	3,263
2017	11.857815	13.458606	13.50%	13,340
2016	10.424707	11.857815	13.75%	37,137
2015	11.056572	10.424707	-5.71%	23,668
2014	10.001134	11.056572	10.55%	14,677
2013	7.984296	10.001134	25.26%	5,574
2012	6.627580	7.984296	20.47%	10,907
2011	7.932784	6.627580	-16.45%	744

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	20.313237	24.326675	19.76%	0
2019	17.715671	20.313237	14.66%	0
2018	19.056886	17.715671	-7.04%	3,228
2017	17.700647	19.056886	7.66%	3,485
2016	18.085478	17.700647	-2.13%	5,469
2015	19.405961	18.085478	-6.80%	5,226
2014	14.675203	19.405961	32.24%	15,179
2013	18.280965	14.675203	-19.72%	8,115
2012	18.073776	18.280965	1.15%	13,788
2011	13.007954	18.073776	38.94%	12,754
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	29.559818	34.450209	16.54%	1,861
2019	24.559339	29.559818	20.36%	7,604
2018	24.703905	24.559339	-0.59%	13,255
2017	20.474864	24.703905	20.65%	14,234
2016	23.087930	20.474864	-11.32%	18,275
2015	22.492276	23.087930	2.65%	35,584
2014	18.379567	22.492276	22.38%	19,172
2013	13.197721	18.379567	39.26%	25,887
2012	11.471203	13.197721	15.05%	11,140
2011	11.157959	11.471203	2.81%	12,856
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	12.164753	11.889902	-2.26%	291
2019	10.881975	12.164753	11.79%	291
2018	11.179318	10.881975	-2.66%	291
2017	10.652260	11.179318	4.95%	10,199
2016	9.717917	10.652260	9.61%	10,199
2015	9.966781	9.717917	-2.50%	9,909
Rydex Variable Trust - Internet Fund - Q/NQ
2020	42.823655	67.373969	57.33%	166
2019	34.757625	42.823655	23.21%	617
2018	36.569135	34.757625	-4.95%	1,211
2017	27.797196	36.569135	31.56%	1,757
2016	27.102029	27.797196	2.56%	10,256
2015	25.469799	27.102029	6.41%	20,262
2014	25.438971	25.469799	0.12%	1,223
2013	17.129556	25.438971	48.51%	4,265
2012	14.618967	17.129556	17.17%	579
2011	16.901684	14.618967	-13.51%	249

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.190075	0.101231	-46.74%	0
2019	0.302907	0.190075	-37.25%	0
2018	0.304128	0.302907	-0.40%	25,646
2017	0.507300	0.304128	-40.05%	122,217
2016	0.734266	0.507300	-30.91%	101,567
2015	0.813039	0.734266	-9.69%	260,974
2014	1.058306	0.813039	-23.18%	121,253
2013	1.920672	1.058306	-44.90%	176,225
2012	2.522434	1.920672	-23.86%	168
2011	3.522183	2.522434	-28.38%	6,974
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.067574	1.602152	-22.51%	0
2019	2.428242	2.067574	-14.85%	0
2018	2.382701	2.428242	1.91%	3,573
2017	2.662902	2.382701	-10.52%	10,390
2016	2.793745	2.662902	-4.68%	5,531
2015	2.880010	2.793745	-3.00%	17,596
2014	3.905846	2.880010	-26.26%	32,372
2013	3.450798	3.905846	13.19%	67,993
2012	3.746300	3.450798	-7.89%	18,023
2011	5.484203	3.746300	-31.69%	17,560
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.103767	0.814090	-26.24%	0
2019	1.410461	1.103767	-21.74%	0
2018	1.295197	1.410461	8.90%	0
2017	1.525523	1.295197	-15.10%	4,771
2016	1.920927	1.525523	-20.58%	9,187
2015	1.978396	1.920927	-2.90%	10,129
2014	2.277990	1.978396	-13.15%	7,333
2013	3.202814	2.277990	-28.88%	0
2012	3.995255	3.202814	-19.83%	255
2011	4.390321	3.995255	-9.00%	255
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.399914	0.243481	-39.12%	0
2019	0.565724	0.399914	-29.31%	0
2018	0.592537	0.565724	-4.53%	52,834
2017	0.800844	0.592537	-26.01%	24,675
2016	0.900906	0.800844	-11.11%	27,083
2015	1.052949	0.900906	-14.44%	14,751
2014	1.317753	1.052949	-20.10%	14,751
2013	1.891406	1.317753	-30.33%	14,751
2012	2.367634	1.891406	-20.11%	14,751
2011	2.681083	2.367634	-11.69%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	1.019269	0.692535	-32.06%	0
2019	1.307533	1.019269	-22.05%	0
2018	1.198238	1.307533	9.12%	24,957
2017	1.410377	1.198238	-15.04%	9,648
2016	1.801545	1.410377	-21.71%	14,834
2015	1.832716	1.801545	-1.70%	35,200
2014	2.047478	1.832716	-10.49%	8,180
2013	3.015174	2.047478	-32.09%	3,388
2012	3.751706	3.015174	-19.63%	20,246
2011	4.135139	3.751706	-9.27%	9,124
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.117093	0.822464	-26.37%	0
2019	1.475691	1.117093	-24.30%	522
2018	1.445560	1.475691	2.08%	5,066
2017	1.781000	1.445560	-18.83%	22,817
2016	2.061028	1.781000	-13.59%	46,059
2015	2.196191	2.061028	-6.15%	163,285
2014	2.614349	2.196191	-15.99%	45,373
2013	3.622990	2.614349	-27.84%	657
2012	4.444242	3.622990	-18.48%	20,429
2011	4.975481	4.444242	-10.68%	6,092
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	18.766638	25.886123	37.94%	409
2019	13.745784	18.766638	36.53%	559
2018	18.168713	13.745784	-24.34%	409
2017	12.309077	18.168713	47.60%	409
2016	11.513536	12.309077	6.91%	0
2015	10.468731	11.513536	9.98%	2,218
2014	12.602756	10.468731	-16.93%	52
2013	8.226736	12.602756	53.19%	5,411
2012	6.975516	8.226736	17.94%	10,699
2011	9.997086	6.975516	-30.22%	236
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	34.987403	41.577081	18.83%	517
2019	27.559129	34.987403	26.95%	1,740
2018	32.423838	27.559129	-15.00%	2,892
2017	27.488228	32.423838	17.96%	2,970
2016	25.547264	27.488228	7.60%	1,624
2015	25.936796	25.547264	-1.50%	2,324
2014	24.572583	25.936796	5.55%	2,671
2013	17.570806	24.572583	39.85%	2,071
2012	14.749008	17.570806	19.13%	2,076
2011	14.659437	14.749008	0.61%	438

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	49.127145	53.399640	8.70%	136
2019	36.755550	49.127145	33.66%	136
2018	46.442118	36.755550	-20.86%	649
2017	38.621920	46.442118	20.25%	1,425
2016	30.335461	38.621920	27.32%	1,415
2015	32.690313	30.335461	-7.20%	7,794
2014	29.740148	32.690313	9.92%	4,694
2013	20.158459	29.740148	47.53%	6,736
2012	16.511653	20.158459	22.09%	15,011
2011	18.195263	16.511653	-9.25%	10,863
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	93.207010	171.041696	83.51%	0
2019	52.583354	93.207010	77.26%	3,110
2018	59.049769	52.583354	-10.95%	4,432
2017	35.476051	59.049769	66.45%	9,911
2016	32.961130	35.476051	7.63%	10,843
2015	29.282202	32.961130	12.56%	14,557
2014	21.833140	29.282202	34.12%	17,128
2013	12.336754	21.833140	76.98%	14,868
2012	9.366896	12.336754	31.71%	24,450
2011	9.603143	9.366896	-2.46%	17,474
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	47.506721	67.627456	42.35%	1,995
2019	35.347566	47.506721	34.40%	8,629
2018	36.662339	35.347566	-3.59%	26,088
2017	28.471529	36.662339	28.77%	25,784
2016	27.355744	28.471529	4.08%	23,985
2015	25.736208	27.355744	6.29%	45,610
2014	22.314760	25.736208	15.33%	22,731
2013	16.879803	22.314760	32.20%	68,670
2012	14.721035	16.879803	14.66%	9,004
2011	14.672058	14.721035	0.33%	13,520
Rydex Variable Trust - Nova Fund - Q/NQ
2020	32.422566	38.216481	17.87%	0
2019	22.763505	32.422566	42.43%	207
2018	25.851581	22.763505	-11.95%	0
2017	19.975474	25.851581	29.42%	1,460
2016	17.577057	19.975474	13.65%	1,933
2015	18.028774	17.577057	-2.51%	1,625
2014	15.481607	18.028774	16.45%	4,280
2013	10.581319	15.481607	46.31%	75,712
2012	8.814773	10.581319	20.04%	23,353
2011	9.082046	8.814773	-2.94%	6,010

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	13.494848	17.797713	31.89%	1,216
2019	9.029069	13.494848	49.46%	10,323
2018	11.026734	9.029069	-18.12%	9,323
2017	10.485535	11.026734	5.16%	18,555
2016	6.450711	10.485535	62.55%	16,868
2015	9.434563	6.450711	-31.63%	22,038
2014	11.624180	9.434563	-18.84%	20,557
2013	21.963182	11.624180	-47.07%	14,988
2012	23.322491	21.963182	-5.83%	14,133
2011	31.314058	23.322491	-25.52%	12,996
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	26.148953	24.184202	-7.51%	297
2019	21.399515	26.148953	22.19%	4,733
2018	23.517998	21.399515	-9.01%	2,064
2017	22.453651	23.517998	4.74%	2,759
2016	20.756821	22.453651	8.17%	4,959
2015	21.684743	20.756821	-4.28%	6,829
2014	18.248368	21.684743	18.83%	8,610
2013	17.877725	18.248368	2.07%	4,819
2012	15.384024	17.877725	16.21%	4,136
2011	15.318499	15.384024	0.43%	1,883
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	29.684772	41.881360	41.09%	131
2019	24.284890	29.684772	22.24%	159
2018	25.558275	24.284890	-4.98%	2,059
2017	23.067783	25.558275	10.80%	231
2016	23.419087	23.067783	-1.50%	616
2015	24.169185	23.419087	-3.10%	616
2014	22.651518	24.169185	6.70%	565
2013	16.985903	22.651518	33.35%	1,713
2012	14.813496	16.985903	14.67%	289
2011	14.325406	14.813496	3.41%	8,538
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	34.941435	41.189276	17.88%	574
2019	26.285642	34.941435	32.93%	574
2018	33.283494	26.285642	-21.02%	574
2017	28.239749	33.283494	17.86%	1,281
2016	22.049536	28.239749	28.07%	2,056
2015	24.695244	22.049536	-10.71%	7,438
2014	24.113995	24.695244	2.41%	15,186
2013	15.486433	24.113995	55.71%	15,160
2012	12.916107	15.486433	19.90%	8,840
2011	14.977563	12.916107	-13.76%	13,173

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	37.893659	43.946547	15.97%	362
2019	23.744108	37.893659	59.59%	453
2018	28.585665	23.744108	-16.94%	2,926
2017	20.285560	28.585665	40.92%	10,197
2016	17.155889	20.285560	18.24%	10,010
2015	17.765146	17.155889	-3.43%	18,267
2014	14.512714	17.765146	22.41%	32,836
2013	8.759598	14.512714	65.68%	40,533
2012	6.894367	8.759598	27.05%	23,871
2011	7.309123	6.894367	-5.67%	25,828
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	26.834234	33.551894	25.03%	6,758
2019	21.584575	26.834234	24.32%	11,692
2018	23.294823	21.584575	-7.34%	22,873
2017	19.068638	23.294823	22.16%	36,010
2016	18.929391	19.068638	0.74%	24,966
2015	19.070341	18.929391	-0.74%	41,291
2014	17.274400	19.070341	10.40%	137,034
2013	12.447669	17.274400	38.78%	37,332
2012	11.187322	12.447669	11.27%	8,730
2011	11.517302	11.187322	-2.87%	24,899
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	23.048958	20.243275	-12.17%	4,624
2019	19.040526	23.048958	21.05%	4,892
2018	22.370598	19.040526	-14.89%	13,980
2017	19.660632	22.370598	13.78%	45,271
2016	17.053135	19.660632	15.29%	60,641
2015	19.163214	17.053135	-11.01%	40,500
2014	17.589562	19.163214	8.95%	48,783
2013	12.330544	17.589562	42.65%	87,071
2012	10.273430	12.330544	20.02%	40,376
2011	10.803724	10.273430	-4.91%	57,839
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	24.975315	31.997847	28.12%	9,906
2019	22.036953	24.975315	13.33%	13,453
2018	26.350665	22.036953	-16.37%	20,732
2017	22.593220	26.350665	16.63%	23,384
2016	22.401535	22.593220	0.86%	16,016
2015	22.515061	22.401535	-0.50%	21,491
2014	23.289439	22.515061	-3.33%	20,273
2013	17.691918	23.289439	31.64%	47,663
2012	15.524674	17.691918	13.96%	16,213
2011	15.913361	15.524674	-2.44%	13,105

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	22.076716	23.287152	5.48%	2,880
2019	18.358330	22.076716	20.25%	3,409
2018	23.076413	18.358330	-20.45%	9,106
2017	20.767654	23.076413	11.12%	11,961
2016	16.407467	20.767654	26.57%	62,457
2015	18.957582	16.407467	-13.45%	42,526
2014	18.088879	18.957582	4.80%	19,238
2013	13.563835	18.088879	33.36%	50,303
2012	11.807249	13.563835	14.88%	22,511
2011	12.949271	11.807249	-8.82%	47,730
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	24.992111	28.409530	13.67%	9,042
2019	22.607565	24.992111	10.55%	6,182
2018	25.309711	22.607565	-10.68%	21,503
2017	22.201628	25.309711	14.00%	11,516
2016	19.047249	22.201628	16.56%	16,268
2015	19.469060	19.047249	-2.17%	26,350
2014	19.826060	19.469060	-1.80%	10,956
2013	14.287614	19.826060	38.76%	46,620
2012	13.154646	14.287614	8.61%	3,333
2011	12.940375	13.154646	1.66%	8,394
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	17.208971	15.890335	-7.66%	6,312
2019	14.521613	17.208971	18.51%	6,688
2018	18.621438	14.521613	-22.02%	16,473
2017	19.014592	18.621438	-2.07%	13,656
2016	14.697253	19.014592	29.38%	57,175
2015	17.311256	14.697253	-15.10%	28,221
2014	17.400216	17.311256	-0.51%	28,995
2013	12.405800	17.400216	40.26%	41,001
2012	10.494866	12.405800	18.21%	33,107
2011	11.801386	10.494866	-11.07%	26,828
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	6.729085	5.680490	-15.58%	0
2019	6.550281	6.729085	2.73%	0
2018	5.965771	6.550281	9.80%	1,730
2017	7.376781	5.965771	-19.13%	2,616
2016	7.020083	7.376781	5.08%	15,090
2015	6.306713	7.020083	11.31%	3,083
2014	5.224271	6.306713	20.72%	8,086
2013	5.482822	5.224271	-4.72%	21,757
2012	5.957816	5.482822	-7.97%	471
2011	6.336723	5.957816	-5.98%	261

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2020	34.065969	49.928572	46.56%	3,397
2019	24.823745	34.065969	37.23%	9,435
2018	25.664768	24.823745	-3.28%	7,017
2017	19.704120	25.664768	30.25%	16,659
2016	18.064094	19.704120	9.08%	9,248
2015	18.192686	18.064094	-0.71%	5,618
2014	16.802944	18.192686	8.27%	16,420
2013	12.637811	16.802944	32.96%	8,229
2012	11.492712	12.637811	9.96%	5,639
2011	12.888725	11.492712	-10.83%	4,498
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	9.602898	10.325419	7.52%	0
2019	8.637721	9.602898	11.17%	5,699
2018	9.288834	8.637721	-7.01%	630
2017	8.935627	9.288834	3.95%	395
2016	7.750139	8.935627	15.30%	2,340
2015	8.461540	7.750139	-8.41%	2,246
2014	8.397036	8.461540	0.77%	2,635
2013	7.279624	8.397036	15.35%	2,635
2012	7.069811	7.279624	2.97%	2,635
2011	8.410478	7.069811	-15.94%	2,635
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	30.073405	41.530272	38.10%	548
2019	25.052177	30.073405	20.04%	2,025
2018	31.912949	25.052177	-21.50%	4,309
2017	26.631951	31.912949	19.83%	7,624
2016	23.494336	26.631951	13.35%	9,257
2015	27.847980	23.494336	-15.63%	1,088
2014	23.092916	27.847980	20.59%	14,503
2013	15.610685	23.092916	47.93%	13,743
2012	13.520081	15.610685	15.46%	7,239
2011	15.489826	13.520081	-12.72%	1,025
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	20.851029	19.424827	-6.84%	623
2019	17.840884	20.851029	16.87%	5,537
2018	17.507424	17.840884	1.90%	5,702
2017	16.058339	17.507424	9.02%	5,701
2016	14.055406	16.058339	14.25%	3,034
2015	15.450512	14.055406	-9.03%	18,297
2014	12.802671	15.450512	20.68%	10,089
2013	11.473816	12.802671	11.58%	4,515
2012	11.555507	11.473816	-0.71%	2,601
2011	10.118644	11.555507	14.20%	11,176

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	5.140766	5.537535	7.72%	0
2019	5.501674	5.140766	-6.56%	0
2018	6.340679	5.501674	-13.23%	0
2017	5.411420	6.340679	17.17%	0
2016	6.036149	5.411420	-10.35%	0
2015	7.390554	6.036149	-18.33%	1,970
2014	9.638280	7.390554	-23.32%	2,175
2013	10.099275	9.638280	-4.56%	157
2012	10.205086	10.099275	-1.04%	157
2011	10.789208	10.205086	-5.41%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	10.812455	11.401318	5.45%	954
2019	10.371142	10.812455	4.26%	1,033
2018	9.862537	10.371142	5.16%	8,366
2017	9.791741	9.862537	0.72%	3,010
2016	9.733017	9.791741	0.60%	2,991
2015	10.001968	9.733017	-2.69%	2,953
2014	10.047213	10.001968	-0.45%	1,900
2013*	10.000000	10.047213	0.47%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.623780	5.408344	16.97%	8,376
2019	4.208972	4.623780	9.86%	16,568
2018	5.976673	4.208972	-29.58%	40,967
2017	6.191037	5.976673	-3.46%	28,126
2016	4.386731	6.191037	41.13%	37,668
2015	6.712378	4.386731	-34.65%	24,367
2014	8.449793	6.712378	-20.56%	29,374
2013	7.784642	8.449793	8.54%	16,716
2012	7.668054	7.784642	1.52%	1,423
2011*	10.000000	7.668054	-23.32%	7,534
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	12.012259	16.353004	36.14%	1,467
2019	8.816299	12.012259	36.25%	0
2018	10.763244	8.816299	-18.09%	0
2017*	10.000000	10.763244	7.63%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.757934	10.400545	-3.32%	0
2019*	10.000000	10.757934	7.58%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	14.891913	15.968754	7.23%	0
2019	12.836076	14.891913	16.02%	0
2018	13.975204	12.836076	-8.15%	0
2017	12.314064	13.975204	13.49%	0
2016	12.011790	12.314064	2.52%	0
2015	12.081868	12.011790	-0.58%	0
2014	11.492526	12.081868	5.13%	0
2013	10.070354	11.492526	14.12%	0
2012	9.050100	10.070354	11.27%	0
2011*	10.000000	9.050100	-9.50%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.746479	8.774459	0.32%	0
2019	7.630238	8.746479	14.63%	0
2018*	10.000000	7.630238	-23.70%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.766739	6.442264	-26.51%	10,019
2019	7.417796	8.766739	18.19%	10,951
2018	9.326630	7.417796	-20.47%	9,571
2017	9.582381	9.326630	-2.67%	11,221
2016	6.933729	9.582381	38.20%	11,589
2015	11.380677	6.933729	-39.07%	9,191
2014	10.361090	11.380677	9.84%	6,570
2013*	10.000000	10.361090	3.61%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	15.201762	16.300655	7.23%	1,472
2019	11.075769	15.201762	37.25%	2,615
2018	12.902682	11.075769	-14.16%	2,673
2017	10.519505	12.902682	22.65%	6,581
2016	9.925932	10.519505	5.98%	6,459
2015	10.247997	9.925932	-3.14%	5,732
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.352489	11.131845	7.53%	17,154
2019	9.685371	10.352489	6.89%	38,689
2018	10.155196	9.685371	-4.63%	41,688
2017	9.979664	10.155196	1.76%	31,860
2016	9.739924	9.979664	2.46%	31,827
2015	10.174652	9.739924	-4.27%	37,616
2014	10.035287	10.174652	1.39%	34,508
2013	11.171765	10.035287	-10.17%	55
2012	10.599953	11.171765	5.39%	1,966
2011*	10.000000	10.599953	6.00%	459

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	13.498721	14.813548	9.74%	4,551
2019	11.095749	13.498721	21.66%	3,589
2018	12.139809	11.095749	-8.60%	7,649
2017	10.264992	12.139809	18.26%	30,697
2016	9.215345	10.264992	11.39%	11,940
2015*	10.000000	9.215345	-7.85%	10,619
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	13.110070	12.993222	-0.89%	15,160
2019	10.514591	13.110070	24.68%	16,026
2018	11.793082	10.514591	-10.84%	18,693
2017	11.048262	11.793082	6.74%	19,078
2016	9.342532	11.048262	18.26%	57,526
2015*	10.000000	9.342532	-6.57%	5,208
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.218644	11.464131	2.19%	6,029
2019	9.717915	11.218644	15.44%	4,778
2018	10.676023	9.717915	-8.97%	15,063
2017	9.655351	10.676023	10.57%	15,139
2016	9.478109	9.655351	1.87%	9,850
2015	9.833055	9.478109	-3.61%	15,959
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	15.609205	19.823145	27.00%	2,949
2019	12.117376	15.609205	28.82%	2,918
2018	13.843102	12.117376	-12.47%	3,945
2017	11.226511	13.843102	23.31%	2,584
2016	11.230025	11.226511	-0.03%	3,289
2015	11.443950	11.230025	-1.87%	3,278
2014	11.444192	11.443950	0.00%	6,071
2013*	10.000000	11.444192	14.44%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.406187	11.086248	6.54%	405
2019	9.713797	10.406187	7.13%	1,304
2018	9.969822	9.713797	-2.57%	555
2017	9.841686	9.969822	1.30%	638
2016*	10.000000	9.841686	-1.58%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	12.156561	13.644027	12.24%	0
2019	10.217276	12.156561	18.98%	0
2018	10.979857	10.217276	-6.95%	0
2017	9.750655	10.979857	12.61%	2,331
2016	9.357485	9.750655	4.20%	2,453
2015	9.929642	9.357485	-5.76%	4,792

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.422259	14.660822	1.65%	107
2019	11.528287	14.422259	25.10%	124
2018	12.687807	11.528287	-9.14%	142
2017	11.096389	12.687807	14.34%	0
2016*	10.000000	11.096389	10.96%	8,906
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	14.056685	16.653839	18.48%	30,052
2019	12.162162	14.056685	15.58%	32,787
2018	13.408960	12.162162	-9.30%	33,220
2017	12.014045	13.408960	11.61%	35,466
2016	11.791205	12.014045	1.89%	43,534
2015	12.134958	11.791205	-2.83%	57,428
2014	12.129332	12.134958	0.05%	22,917
2013	10.800870	12.129332	12.30%	1,261
2012	10.007492	10.800870	7.93%	0
2011	10.580890	10.007492	-5.42%	5,877
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.901420	13.656210	5.85%	0
2019	10.967071	12.901420	17.64%	275
2018	13.254024	10.967071	-17.25%	559
2017	11.737699	13.254024	12.92%	1,984
2016	10.380307	11.737699	13.08%	3,740
2015	10.848962	10.380307	-4.32%	4,984
2014*	10.000000	10.848962	8.49%	457
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.957873	11.433464	4.34%	201
2019	9.581305	10.957873	14.37%	238
2018	10.169566	9.581305	-5.78%	276
2017*	10.000000	10.169566	1.70%	317
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	5.099291	4.930870	-3.30%	28
2019	4.869618	5.099291	4.72%	2,377
2018	5.616719	4.869618	-13.30%	320
2017	5.636813	5.616719	-0.36%	499
2016	5.126523	5.636813	9.95%	682
2015	6.973378	5.126523	-26.48%	682
2014	8.561310	6.973378	-18.55%	693
2013	9.721192	8.561310	-11.93%	63
2012	10.116843	9.721192	-3.91%	76
2011	11.800014	10.116843	-14.26%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.680712	10.692700	0.11%	10,026
2019	10.162640	10.680712	5.10%	16,976
2018	10.364155	10.162640	-1.94%	16,571
2017	10.207576	10.364155	1.53%	5,380
2016	9.545529	10.207576	6.94%	18,562
2015*	10.000000	9.545529	-4.54%	358
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.415966	13.380083	28.46%	0
2019	8.214245	10.415966	26.80%	0
2018*	10.000000	8.214245	-17.86%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	13.885246	15.609352	12.42%	0
2019	11.987666	13.885246	15.83%	0
2018	12.941510	11.987666	-7.37%	0
2017	11.591678	12.941510	11.64%	0
2016	11.483478	11.591678	0.94%	0
2015	11.706995	11.483478	-1.91%	0
2014	11.301725	11.706995	3.59%	0
2013	9.983340	11.301725	13.21%	0
2012	9.063050	9.983340	10.15%	728
2011*	10.000000	9.063050	-9.37%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.537549	16.227240	19.87%	16,934
2019	11.112802	13.537549	21.82%	16,934
2018	11.849713	11.112802	-6.22%	54,326
2017	10.396806	11.849713	13.97%	16,934
2016*	10.000000	10.396806	3.97%	1,523
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	13.224053	13.815350	4.47%	4,637
2019	10.599946	13.224053	24.76%	6,761
2018	11.809105	10.599946	-10.24%	5,412
2017	10.679982	11.809105	10.57%	5,269
2016	9.243721	10.679982	15.54%	11,575
2015*	10.000000	9.243721	-7.56%	15,482
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.568212	15.384539	5.60%	2,628
2019	11.445644	14.568212	27.28%	2,370
2018	12.843258	11.445644	-10.88%	2,370
2017	11.220658	12.843258	14.46%	2,370
2016*	10.000000	11.220658	12.21%	22,521

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.170154	24.192049	40.90%	15,934
2019	13.057321	17.170154	31.50%	17,806
2018	13.362629	13.057321	-2.28%	23,347
2017	10.097920	13.362629	32.33%	49,027
2016	10.231465	10.097920	-1.31%	20,478
2015*	10.000000	10.231465	2.31%	17,741
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	11.376149	11.436268	0.53%	0
2019	10.098988	11.376149	12.65%	0
2018	10.677667	10.098988	-5.42%	890
2017	10.174918	10.677667	4.94%	2,450
2016	9.079646	10.174918	12.06%	3,131
2015*	10.000000	9.079646	-9.20%	890
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.606592	11.364338	7.14%	9,019
2019	9.877579	10.606592	7.38%	106,740
2018	10.144645	9.877579	-2.63%	23,687
2017	9.938581	10.144645	2.07%	3,475
2016*	10.000000	9.938581	-0.61%	3,475
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.258365	10.299617	-8.52%	678
2019	9.329509	11.258365	20.67%	1,595
2018	10.162387	9.329509	-8.20%	2,429
2017*	10.000000	10.162387	1.62%	2,429
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	11.019667	11.590198	5.18%	4,104
2019	10.146221	11.019667	8.61%	3,332
2018	10.638840	10.146221	-4.63%	7,865
2017	10.078349	10.638840	5.56%	38,084
2016	9.505654	10.078349	6.02%	10,254
2015	9.876029	9.505654	-3.75%	9,116
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	16.327444	17.907312	9.68%	35
2019	13.878914	16.327444	17.64%	39
2018	15.652295	13.878914	-11.33%	44
2017	14.240611	15.652295	9.91%	50
2016	12.818702	14.240611	11.09%	56
2015	13.925593	12.818702	-7.95%	56
2014	13.795195	13.925593	0.95%	410
2013	11.355771	13.795195	21.48%	418
2012	10.032093	11.355771	13.19%	94
2011	10.380882	10.032093	-3.36%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	12.693256	12.544844	-1.17%	11,747
2019	11.143041	12.693256	13.91%	11,636
2018	11.864940	11.143041	-6.08%	23,940
2017	11.021774	11.864940	7.65%	21,788
2016	9.847902	11.021774	11.92%	29,398
2015	10.795088	9.847902	-8.77%	41,159
2014	10.513290	10.795088	2.68%	23,240
2013*	10.000000	10.513290	5.13%	925
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	13.943733	13.074899	-6.23%	4,318
2019	11.422952	13.943733	22.07%	3,915
2018	13.110218	11.422952	-12.87%	7,362
2017	12.299126	13.110218	6.59%	9,944
2016	11.170241	12.299126	10.11%	10,053
2015	11.811977	11.170241	-5.43%	6,596
2014	11.384726	11.811977	3.75%	2,676
2013*	10.000000	11.384726	13.85%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.490177	8.822650	-7.03%	3,719
2019	9.478271	9.490177	0.13%	7,358
2018	9.474333	9.478271	0.04%	13,031
2017	9.470047	9.474333	0.05%	18,697
2016	9.372632	9.470047	1.04%	13,362
2015*	10.000000	9.372632	-6.27%	9,680
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.346437	11.594637	2.19%	5,271
2019	10.327534	11.346437	9.87%	5,353
2018	11.000254	10.327534	-6.12%	5,447
2017	9.907905	11.000254	11.03%	5,447
2016	9.674494	9.907905	2.41%	5,447
2015	10.465680	9.674494	-7.56%	6,219
2014	10.258216	10.465680	2.02%	0
2013*	10.000000	10.258216	2.58%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.525620	9.385165	-1.47%	258
2019	9.528525	9.525620	-0.03%	2,067
2018	9.578104	9.528525	-0.52%	3,182
2017	9.637120	9.578104	-0.61%	258
2016	9.724833	9.637120	-0.90%	3,744
2015	9.964445	9.724833	-2.40%	4,784
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.008739	10.483667	4.75%	0
2019	9.370703	10.008739	6.81%	0
2018*	10.000000	9.370703	-6.29%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	6.136546	6.179466	0.70%	5,260
2019	5.781477	6.136546	6.14%	7,989
2018	6.475671	5.781477	-10.72%	9,688
2017	6.068834	6.475671	6.70%	10,090
2016	7.253999	6.068834	-16.34%	19,853
2015	7.506923	7.253999	-3.37%	29,202
2014	6.823809	7.506923	10.01%	11,138
2013	6.776968	6.823809	0.69%	4,939
2012	7.776357	6.776968	-12.85%	0
2011	8.670672	7.776357	-10.31%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	13.262343	13.658535	2.99%	1,331
2019	12.803243	13.262343	3.59%	1,693
2018	14.984322	12.803243	-14.56%	2,158
2017	13.291701	14.984322	12.73%	5,117
2016	13.453400	13.291701	-1.20%	3,453
2015	13.536404	13.453400	-0.61%	7,246
2014	13.416584	13.536404	0.89%	673
2013	11.637712	13.416584	15.29%	700
2012	11.354478	11.637712	2.49%	115
2011	12.380531	11.354478	-8.29%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.434457	8.890045	5.40%	1,717
2019	8.183202	8.434457	3.07%	2,895
2018	8.784070	8.183202	-6.84%	2,941
2017	8.631987	8.784070	1.76%	5,834
2016	8.836981	8.631987	-2.32%	5,797
2015	8.840113	8.836981	-0.04%	7,234
2014	8.605751	8.840113	2.72%	3,341
2013	8.625352	8.605751	-0.23%	0
2012	8.597044	8.625352	0.33%	2,157
2011	8.472244	8.597044	1.47%	5,662
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	11.191594	10.985336	-1.84%	1,061
2019	10.596781	11.191594	5.61%	15,093
2018	10.885173	10.596781	-2.65%	15,152
2017	10.718632	10.885173	1.55%	15,848
2016	10.058767	10.718632	6.56%	68,843
2015	10.174249	10.058767	-1.14%	25,443
2014	10.124945	10.174249	0.49%	18,541
2013*	10.000000	10.124945	1.25%	292

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	11.858237	12.801602	7.96%	9,805
2019	10.516584	11.858237	12.76%	9,996
2018	11.486865	10.516584	-8.45%	13,869
2017	10.655148	11.486865	7.81%	14,237
2016	9.734434	10.655148	9.46%	10,736
2015	10.374472	9.734434	-6.17%	10,783
2014	9.999052	10.374472	3.75%	4,019
2013*	10.000000	9.999052	-0.01%	374
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	16.690003	20.859478	24.98%	2,049
2019	12.935722	16.690003	29.02%	9,064
2018	15.219434	12.935722	-15.01%	5,524
2017	11.374240	15.219434	33.81%	1,710
2016	11.606278	11.374240	-2.00%	1,015
2015	11.406187	11.606278	1.75%	1,179
2014	11.387072	11.406187	0.17%	1,826
2013*	10.000000	11.387072	13.87%	1,156
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	14.019091	15.669320	11.77%	6,219
2019	11.728952	14.019091	19.53%	16,153
2018	12.638732	11.728952	-7.20%	16,797
2017	10.886877	12.638732	16.09%	18,751
2016	11.383883	10.886877	-4.37%	28,918
2015	12.654738	11.383883	-10.04%	39,933
2014	13.609915	12.654738	-7.02%	12,348
2013	11.081382	13.609915	22.82%	20,479
2012	9.473978	11.081382	16.97%	6,474
2011	10.401772	9.473978	-8.92%	1,764
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.928199	9.620224	-3.10%	2,923
2019	8.562009	9.928199	15.96%	13,957
2018	10.712253	8.562009	-20.07%	15,132
2017	8.537743	10.712253	25.47%	15,075
2016	7.201666	8.537743	18.55%	15,019
2015	9.178344	7.201666	-21.54%	16,108
2014	9.806114	9.178344	-6.40%	10,070
2013*	10.000000	9.806114	-1.94%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.280384	11.859971	5.14%	1,202
2019	10.080344	11.280384	11.90%	16,763
2018	10.717689	10.080344	-5.95%	17,609
2017	10.070490	10.717689	6.43%	19,352
2016	8.893883	10.070490	13.23%	23,041
2015	9.648012	8.893883	-7.82%	23,505
2014	9.980530	9.648012	-3.33%	15,040
2013*	10.000000	9.980530	-0.19%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.470792	11.040367	5.44%	16,436
2019	9.840558	10.470792	6.40%	12,023
2018	10.131071	9.840558	-2.87%	12,357
2017	9.937525	10.131071	1.95%	12,357
2016*	10.000000	9.937525	-0.62%	9,900
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.661586	18.178608	33.06%	1,348
2019	11.406063	13.661586	19.77%	0
2018	11.931217	11.406063	-4.40%	0
2017	10.891568	11.931217	9.55%	2,504
2016*	10.000000	10.891568	8.92%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	12.491336	12.994148	4.03%	4,943
2019	11.134384	12.491336	12.19%	5,024
2018	11.917792	11.134384	-6.57%	5,118
2017	10.979541	11.917792	8.55%	5,124
2016	10.554600	10.979541	4.03%	8,401
2015	11.028242	10.554600	-4.29%	8,479
2014	10.778309	11.028242	2.32%	4,554
2013	10.117183	10.778309	6.53%	411
2012	9.434323	10.117183	7.24%	61
2011*	10.000000	9.434323	-5.66%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	12.448737	12.894504	3.58%	2,724
2019	11.109223	12.448737	12.06%	29,821
2018	12.177678	11.109223	-8.77%	30,962
2017	11.321359	12.177678	7.56%	31,795
2016	10.430518	11.321359	8.54%	32,583
2015	10.753528	10.430518	-3.00%	37,609
2014	10.648441	10.753528	0.99%	33,245
2013	11.890359	10.648441	-10.44%	0
2012	10.277733	11.890359	15.69%	113
2011*	10.000000	10.277733	2.78%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.636774	12.224865	-3.26%	3,748
2019	10.068974	12.636774	25.50%	2,682
2018	11.138607	10.068974	-9.60%	5,267
2017	10.083093	11.138607	10.47%	7,498
2016	8.935222	10.083093	12.85%	5,249
2015	10.571621	8.935222	-15.48%	5,352
2014*	10.000000	10.571621	5.72%	929

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	13.061516	10.915871	-16.43%	13,800
2019	11.272431	13.061516	15.87%	20,871
2018	12.512188	11.272431	-9.91%	24,690
2017	11.619414	12.512188	7.68%	25,608
2016	11.479321	11.619414	1.22%	24,410
2015	11.863965	11.479321	-3.24%	25,127
2014	10.616947	11.863965	11.75%	10,434
2013	10.539481	10.616947	0.74%	154
2012	8.263934	10.539481	27.54%	168
2011*	10.000000	8.263934	-17.36%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	12.865785	13.997510	8.80%	840
2019	11.133036	12.865785	15.56%	891
2018	12.152008	11.133036	-8.39%	934
2017	10.675941	12.152008	13.83%	934
2016	10.310199	10.675941	3.55%	4,012
2015	11.238411	10.310199	-8.26%	4,694
2014	11.226172	11.238411	0.11%	1,273
2013	9.881130	11.226172	13.61%	24
2012	8.854971	9.881130	11.59%	43
2011*	10.000000	8.854971	-11.45%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	15.769657	23.334312	47.97%	2,382
2019	12.095091	15.769657	30.38%	1,252
2018	14.789913	12.095091	-18.22%	1,252
2017	12.002763	14.789913	23.22%	1,252
2016	12.538304	12.002763	-4.27%	1,514
2015	12.858834	12.538304	-2.49%	1,778
2014	13.280784	12.858834	-3.18%	203
2013	11.175528	13.280784	18.84%	224
2012	9.856838	11.175528	13.38%	0
2011	11.111649	9.856838	-11.29%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.533606	19.273928	9.93%	50,219
2019	14.790269	17.533606	18.55%	49,064
2018	15.860341	14.790269	-6.75%	53,986
2017	13.954529	15.860341	13.66%	58,716
2016	13.042987	13.954529	6.99%	63,592
2015	13.159331	13.042987	-0.88%	74,819
2014	12.770085	13.159331	3.05%	27,961
2013	10.553373	12.770085	21.00%	880
2012	9.292312	10.553373	13.57%	124
2011*	10.000000	9.292312	-7.08%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.600748	10.827048	2.13%	11,055
2019	9.893445	10.600748	7.15%	12,515
2018	10.323040	9.893445	-4.16%	12,650
2017	9.890838	10.323040	4.37%	8,268
2016	9.274769	9.890838	6.64%	575
2015	9.730854	9.274769	-4.69%	8,541
2014	9.543629	9.730854	1.96%	1,387
2013*	10.000000	9.543629	-4.56%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	17.316520	18.756022	8.31%	77
2019	13.644206	17.316520	26.91%	753
2018	13.903286	13.644206	-1.86%	701
2017	11.752510	13.903286	18.30%	810
2016	10.749166	11.752510	9.33%	733
2015	10.850286	10.749166	-0.93%	1,847
2014*	10.000000	10.850286	8.50%	152
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.844091	13.316090	12.43%	0
2019	10.498324	11.844091	12.82%	0
2018	11.687380	10.498324	-10.17%	0
2017	10.053714	11.687380	16.25%	0
2016*	10.000000	10.053714	0.54%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	18.784213	20.752269	10.48%	329
2019	15.439001	18.784213	21.67%	328
2018	17.625709	15.439001	-12.41%	333
2017	14.989235	17.625709	17.59%	324
2016	14.092348	14.989235	6.36%	784
2015	14.614312	14.092348	-3.57%	1,693
2014	14.249019	14.614312	2.56%	0
2013	11.212550	14.249019	27.08%	1,685
2012	9.835595	11.212550	14.00%	0
2011	10.703357	9.835595	-8.11%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.808083	15.941063	7.65%	32,994
2019	12.986114	14.808083	14.03%	33,112
2018	14.111970	12.986114	-7.98%	33,331
2017	12.830884	14.111970	9.98%	33,217
2016	12.319543	12.830884	4.15%	33,343
2015	12.686160	12.319543	-2.89%	33,796
2014	12.392708	12.686160	2.37%	34,347
2013	11.012168	12.392708	12.54%	0
2012	10.102760	11.012168	9.00%	0
2011	10.433114	10.102760	-3.17%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.823993	18.406281	9.40%	1,224
2019	14.255660	16.823993	18.02%	85,781
2018	15.816518	14.255660	-9.87%	88,628
2017	13.914472	15.816518	13.67%	85,694
2016	13.208888	13.914472	5.34%	87,365
2015	13.639095	13.208888	-3.15%	90,464
2014	13.272702	13.639095	2.76%	88,255
2013	11.153226	13.272702	19.00%	0
2012	9.999699	11.153226	11.54%	0
2011	10.551582	9.999699	-5.23%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.192144	12.875225	5.60%	3,435
2019	11.224245	12.192144	8.62%	13,667
2018	11.742911	11.224245	-4.42%	14,694
2017	11.248401	11.742911	4.40%	1,579
2016	10.954509	11.248401	2.68%	14,228
2015	11.243514	10.954509	-2.57%	60,090
2014	11.085572	11.243514	1.42%	23,381
2013	10.763574	11.085572	2.99%	0
2012	10.201930	10.763574	5.51%	0
2011	10.249159	10.201930	-0.46%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.528501	11.885714	3.10%	0
2019	10.316647	11.528501	11.75%	0
2018	11.304975	10.316647	-8.74%	0
2017	10.035590	11.304975	12.65%	0
2016	9.686001	10.035590	3.61%	0
2015	10.311362	9.686001	-6.06%	1,704
2014	10.273529	10.311362	0.37%	1,704
2013*	10.000000	10.273529	2.74%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.924786	12.565553	5.37%	11,546
2019	10.526805	11.924786	13.28%	11,546
2018	11.542802	10.526805	-8.80%	12,060
2017	9.983540	11.542802	15.62%	12,680
2016	9.576278	9.983540	4.25%	13,196
2015	10.257012	9.576278	-6.64%	13,761
2014	10.345499	10.257012	-0.86%	0
2013*	10.000000	10.345499	3.45%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.831803	17.199987	8.64%	14,860
2019	13.652928	15.831803	15.96%	14,378
2018	14.972815	13.652928	-8.82%	15,071
2017	13.384506	14.972815	11.87%	23,375
2016	12.775134	13.384506	4.77%	23,396
2015	13.156174	12.775134	-2.90%	33,640
2014	12.818347	13.156174	2.64%	20,890
2013	11.086066	12.818347	15.63%	2,947
2012	10.052061	11.086066	10.29%	141
2011	10.485738	10.052061	-4.14%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	17.630191	19.425546	10.18%	3,580
2019	14.695497	17.630191	19.97%	866
2018	16.546592	14.695497	-11.19%	876
2017	14.277653	16.546592	15.89%	858
2016	13.519698	14.277653	5.61%	758
2015	13.985410	13.519698	-3.33%	3,237
2014	13.627370	13.985410	2.63%	0
2013	11.171956	13.627370	21.98%	0
2012	9.934040	11.171956	12.46%	0
2011	10.616896	9.934040	-6.43%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.972696	14.956074	7.04%	1,080
2019	12.454805	13.972696	12.19%	1,210
2018	13.325627	12.454805	-6.53%	1,338
2017	12.354737	13.325627	7.86%	1,488
2016	11.874738	12.354737	4.04%	410
2015	12.228833	11.874738	-2.90%	13,356
2014	11.970662	12.228833	2.16%	16,183
2013	10.964058	11.970662	9.18%	0
2012	10.151595	10.964058	8.00%	0
2011	10.370562	10.151595	-2.11%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.461585	11.007005	5.21%	8,098
2019	9.833100	10.461585	6.39%	13,333
2018	10.056094	9.833100	-2.22%	30,204
2017	9.935048	10.056094	1.22%	41,407
2016	9.897922	9.935048	0.38%	49,267
2015	10.070208	9.897922	-1.71%	32,808
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.736879	17.37%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.162827	11.946790	7.02%	1,024
2019	10.377619	11.162827	7.57%	1,513
2018	10.730276	10.377619	-3.29%	755
2017	10.535109	10.730276	1.85%	19,766
2016	10.386641	10.535109	1.43%	26,675
2015	10.637441	10.386641	-2.36%	2,388
2014	10.333510	10.637441	2.94%	15,318
2013	10.748506	10.333510	-3.86%	77
2012	10.223871	10.748506	5.13%	7,577
2011*	10.000000	10.223871	2.24%	196
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.521120	10.712923	1.82%	137
2019	10.057069	10.521120	4.61%	159
2018*	10.000000	10.057069	0.57%	181
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	11.391978	12.668077	11.20%	3,516
2019	9.440507	11.391978	20.67%	3,792
2018	11.648337	9.440507	-18.95%	5,396
2017	8.386466	11.648337	38.89%	5,401
2016	7.931990	8.386466	5.73%	12,247
2015	9.620477	7.931990	-17.55%	4,725
2014*	10.000000	9.620477	-3.80%	2,178
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.800846	12.279254	4.05%	0
2019	10.478626	11.800846	12.62%	0
2018	11.007353	10.478626	-4.80%	0
2017	10.504448	11.007353	4.79%	0
2016	9.374746	10.504448	12.05%	0
2015	9.807177	9.374746	-4.41%	0
2014*	10.000000	9.807177	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.065476	10.480222	4.12%	2,227
2019	9.650093	10.065476	4.30%	1,510
2018	9.837719	9.650093	-1.91%	1,717
2017	9.817994	9.837719	0.20%	1,947
2016	9.928895	9.817994	-1.12%	9,492
2015	10.127062	9.928895	-1.96%	8,306
2014*	10.000000	10.127062	1.27%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	8.529077	8.386603	-1.67%	184,488
2019	8.559090	8.529077	-0.35%	104,796
2018	8.623236	8.559090	-0.74%	30,469
2017	8.766385	8.623236	-1.63%	99,730
2016	8.930979	8.766385	-1.84%	131,044
2015	9.099310	8.930979	-1.85%	115,389
2014	9.270822	9.099310	-1.85%	96,150
2013	9.445563	9.270822	-1.85%	77,356
2012	9.624086	9.445563	-1.85%	58,656
2011	9.804978	9.624086	-1.84%	145,062
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.603885	12.247288	5.54%	9,835
2019	9.709001	11.603885	19.52%	13,860
2018	11.478143	9.709001	-15.41%	12,089
2017	9.363624	11.478143	22.58%	22,475
2016	9.452403	9.363624	-0.94%	2,684
2015	9.723893	9.452403	-2.79%	5,159
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.598162	15.057177	10.73%	0
2019	11.197138	13.598162	21.44%	0
2018	12.517856	11.197138	-10.55%	0
2017	10.768504	12.517856	16.25%	0
2016	10.022031	10.768504	7.45%	712
2015	10.313888	10.022031	-2.83%	803
2014*	10.000000	10.313888	3.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	12.045156	12.934381	7.38%	2,628
2019	10.639892	12.045156	13.21%	1,841
2018	11.394128	10.639892	-6.62%	0
2017	10.445589	11.394128	9.08%	0
2016	10.010975	10.445589	4.34%	0
2015	10.217417	10.010975	-2.02%	0
2014*	10.000000	10.217417	2.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	12.941382	14.177822	9.55%	900
2019	10.993198	12.941382	17.72%	0
2018	11.976556	10.993198	-8.21%	0
2017	10.627805	11.976556	12.69%	4,273
2016	10.049776	10.627805	5.75%	0
2015	10.293959	10.049776	-2.37%	0
2014*	10.000000	10.293959	2.94%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	10.955764	11.475182	4.74%	2,869
2019	10.190768	10.955764	7.51%	21,553
2018	10.574616	10.190768	-3.63%	24,758
2017	10.194067	10.574616	3.73%	10,276
2016	9.960966	10.194067	2.34%	26,647
2015	10.121927	9.960966	-1.59%	21,129
2014*	10.000000	10.121927	1.22%	2,671
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.680593	11.987320	2.63%	16,101
2019	10.531782	11.680593	10.91%	16,101
2018	11.371119	10.531782	-7.38%	16,101
2017	10.159364	11.371119	11.93%	16,101
2016	9.791458	10.159364	3.76%	0
2015	10.310201	9.791458	-5.03%	0
2014	10.252757	10.310201	0.56%	0
2013*	10.000000	10.252757	2.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.206777	12.739118	4.36%	0
2019	10.791343	12.206777	13.12%	2,980
2018	11.704540	10.791343	-7.80%	3,412
2017	10.195112	11.704540	14.81%	3,673
2016	9.711697	10.195112	4.98%	4,224
2015	10.302229	9.711697	-5.73%	4,533
2014	10.317557	10.302229	-0.15%	4,819
2013*	10.000000	10.317557	3.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.541727	13.583112	8.30%	31,326
2019	10.852346	12.541727	15.57%	35,859
2018	11.723992	10.852346	-7.43%	54,014
2017	10.577039	11.723992	10.84%	58,563
2016	10.057446	10.577039	5.17%	78,177
2015	10.281436	10.057446	-2.18%	149,958
2014*	10.000000	10.281436	2.81%	132
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.232368	14.588789	10.25%	8,007
2019	11.066210	13.232368	19.57%	8,141
2018	12.220219	11.066210	-9.44%	8,245
2017	10.670207	12.220219	14.53%	8,237
2016	10.020842	10.670207	6.48%	16,157
2015	10.284785	10.020842	-2.57%	13,198
2014*	10.000000	10.284785	2.85%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.728011	12.495556	6.54%	4,849
2019	10.529365	11.728011	11.38%	10,084
2018	11.144868	10.529365	-5.52%	10,195
2017	10.396661	11.144868	7.20%	10,318
2016	10.020604	10.396661	3.75%	8,576
2015	10.212603	10.020604	-1.88%	5,249
2014*	10.000000	10.212603	2.13%	83
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.434552	10.971195	5.14%	0
2019*	10.000000	10.434552	4.35%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.734269	12.196166	13.62%	0
2019*	10.000000	10.734269	7.34%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	25.959679	33.102087	27.51%	31
2019	20.311155	25.959679	27.81%	37
2018	21.413680	20.311155	-5.15%	45
2017	16.797181	21.413680	27.48%	260
2016	16.778987	16.797181	0.11%	317
2015	16.576476	16.778987	1.22%	282
2014	15.332879	16.576476	8.11%	157
2013	11.622129	15.332879	31.93%	3,781
2012	10.196024	11.622129	13.99%	0
2011	10.734807	10.196024	-5.02%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.619546	19.334477	16.34%	1,423
2019	12.329714	16.619546	34.79%	59
2018	12.760041	12.329714	-3.37%	1,837
2017	10.230541	12.760041	24.72%	1,906
2016*	10.000000	10.230541	2.31%	174
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.783811	17.84%	7,971
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	13.931079	15.466618	11.02%	17,861
2019	11.296050	13.931079	23.33%	18,946
2018	12.988910	11.296050	-13.03%	17,777
2017	11.429516	12.988910	13.64%	19,853
2016	9.680249	11.429516	18.07%	34,148
2015	10.119159	9.680249	-4.34%	6,544

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.917640	22.236132	-2.97%	2,024
2019	18.853695	22.917640	21.56%	1,953
2018	22.121320	18.853695	-14.77%	2,373
2017	19.797304	22.121320	11.74%	2,675
2016	17.151738	19.797304	15.42%	3,152
2015	17.994306	17.151738	-4.68%	6,627
2014	15.666928	17.994306	14.86%	6,552
2013	11.764713	15.666928	33.17%	830
2012	10.302896	11.764713	14.19%	0
2011	10.746162	10.302896	-4.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	17.063849	23.596427	38.28%	2,100
2019	12.810491	17.063849	33.20%	11,745
2018	14.179241	12.810491	-9.65%	5,744
2017	11.563447	14.179241	22.62%	5,772
2016	10.877442	11.563447	6.31%	1,326
2015	10.999317	10.877442	-1.11%	218
2014*	10.000000	10.999317	9.99%	860
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	12.438793	12.837721	3.21%	5,175
2019	10.649712	12.438793	16.80%	4,585
2018	13.066965	10.649712	-18.50%	4,440
2017	12.206252	13.066965	7.05%	2,526
2016	9.874838	12.206252	23.61%	7,200
2015	10.705760	9.874838	-7.76%	5,865
2014*	10.000000	10.705760	7.06%	4,589
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	14.240622	17.148570	20.42%	40
2019	11.547336	14.240622	23.32%	1,004
2018	13.467860	11.547336	-14.26%	1,043
2017	12.090269	13.467860	11.39%	556
2016	10.027898	12.090269	20.57%	1,100
2015	10.386778	10.027898	-3.46%	563
2014*	10.000000	10.386778	3.87%	376
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.744231	17.523782	11.30%	0
2019	12.523538	15.744231	25.72%	0
2018	13.433660	12.523538	-6.77%	777
2017	10.969925	13.433660	22.46%	174
2016*	10.000000	10.969925	9.70%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.340404	13.273090	-7.44%	3,942
2019	11.200606	14.340404	28.03%	3,252
2018	11.895562	11.200606	-5.84%	3,063
2017	11.417691	11.895562	4.19%	4,729
2016	10.853304	11.417691	5.20%	4,789
2015	11.721369	10.853304	-7.41%	6,162
2014	9.285854	11.721369	26.23%	700
2013*	10.000000	9.285854	-7.14%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	15.808724	18.339223	16.01%	53,826
2019	12.280498	15.808724	28.73%	84,074
2018	13.119200	12.280498	-6.39%	131,531
2017	10.997893	13.119200	19.29%	135,561
2016	10.034115	10.997893	9.61%	158,793
2015	10.105704	10.034115	-0.71%	114,146
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.686481	9.776527	0.93%	32,392
2019	9.481520	9.686481	2.16%	30,890
2018	9.582620	9.481520	-1.06%	32,146
2017	9.610967	9.582620	-0.29%	49,631
2016	9.553571	9.610967	0.60%	58,228
2015	9.766962	9.553571	-2.18%	109,439
2014	9.902151	9.766962	-1.37%	110,397
2013	10.078169	9.902151	-1.75%	299
2012	9.919107	10.078169	1.60%	0
2011*	10.000000	9.919107	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.518164	15.831297	17.11%	8,229
2019	11.021878	13.518164	22.65%	8,191
2018	12.667843	11.021878	-12.99%	11,298
2017	11.303029	12.667843	12.07%	2,898
2016	9.527081	11.303029	18.64%	23,902
2015	10.204875	9.527081	-6.64%	3,937
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	25.538207	40.230585	57.53%	2,868
2019	19.014834	25.538207	34.31%	7,202
2018	20.844501	19.014834	-8.78%	2,307
2017	16.652861	20.844501	25.17%	92
2016	15.997150	16.652861	4.10%	108
2015	16.355247	15.997150	-2.19%	430
2014	16.065945	16.355247	1.80%	1,760
2013	11.809464	16.065945	36.04%	891
2012	10.495556	11.809464	12.52%	91
2011	11.191125	10.495556	-6.22%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	9.881698	10.499879	6.26%	466
2019	8.735037	9.881698	13.13%	486
2018	9.548232	8.735037	-8.52%	506
2017	9.118450	9.548232	4.71%	526
2016	9.350142	9.118450	-2.48%	0
2015	10.034144	9.350142	-6.82%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	10.579899	10.924238	3.25%	957
2019	9.381831	10.579899	12.77%	1,014
2018	10.462643	9.381831	-10.33%	1,063
2017	9.659519	10.462643	8.31%	1,063
2016	9.010727	9.659519	7.20%	1,255
2015	9.909103	9.010727	-9.07%	1,063
2014	10.125859	9.909103	-2.14%	904
2013*	10.000000	10.125859	1.26%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	9.512847	9.562996	0.53%	33,509
2019	9.414018	9.512847	1.05%	37,412
2018	10.213321	9.414018	-7.83%	40,297
2017	10.115158	10.213321	0.97%	52,993
2016	9.104199	10.115158	11.10%	46,263
2015	9.583400	9.104199	-5.00%	53,056
2014	9.629024	9.583400	-0.47%	61,295
2013*	10.000000	9.629024	-3.71%	54,906
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.602161	12.288045	5.91%	2,885
2019	10.578525	11.602161	9.68%	2,818
2018	11.399995	10.578525	-7.21%	2,777
2017	10.243768	11.399995	11.29%	7,332
2016	9.243416	10.243768	10.82%	4,129
2015	10.370529	9.243416	-10.87%	6,550
2014	10.518166	10.370529	-1.40%	7,437
2013	10.704721	10.518166	-1.74%	2,726
2012	9.500242	10.704721	12.68%	1,377
2011*	10.000000	9.500242	-5.00%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.795677	5.758331	-0.64%	4,346
2019	5.302970	5.795677	9.29%	4,241
2018	6.297959	5.302970	-15.80%	4,358
2017	6.287627	6.297959	0.16%	7,461
2016	5.576472	6.287627	12.75%	7,137
2015	7.643157	5.576472	-27.04%	3,284
2014	9.569121	7.643157	-20.13%	623
2013	11.431741	9.569121	-16.29%	71
2012	11.079994	11.431741	3.17%	1,440
2011	12.209457	11.079994	-9.25%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.418472	10.705885	2.76%	2,050
2019	10.125437	10.418472	2.89%	17,845
2018	10.222636	10.125437	-0.95%	20,367
2017	9.927756	10.222636	2.97%	20,421
2016	9.666527	9.927756	2.70%	19,911
2015	10.028007	9.666527	-3.60%	25,325
2014	9.924895	10.028007	1.04%	16,003
2013*	10.000000	9.924895	-0.75%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	13.937470	14.579721	4.61%	1,145
2019	12.385402	13.937470	12.53%	1,149
2018	13.259998	12.385402	-6.60%	1,154
2017	12.305717	13.259998	7.75%	5,899
2016	11.073826	12.305717	11.12%	1,164
2015	11.555871	11.073826	-4.17%	2,586
2014	11.610608	11.555871	-0.47%	1,775
2013	12.725529	11.610608	-8.76%	139
2012	11.009900	12.725529	15.58%	21,228
2011	10.560962	11.009900	4.25%	8,369
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.791130	11.651162	7.97%	3,617
2019	10.370321	10.791130	4.06%	16,499
2018	11.040531	10.370321	-6.07%	18,765
2017	10.364859	11.040531	6.52%	19,372
2016	10.159164	10.364859	2.02%	19,874
2015	10.796977	10.159164	-5.91%	23,799
2014	10.768050	10.796977	0.27%	20,100
2013	11.998874	10.768050	-10.26%	68
2012	11.440512	11.998874	4.88%	534
2011	10.846843	11.440512	5.47%	2,118
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	15.024638	15.574440	3.66%	2,664
2019	13.356186	15.024638	12.49%	2,869
2018	13.994412	13.356186	-4.56%	2,820
2017	13.385407	13.994412	4.55%	2,801
2016	12.137533	13.385407	10.28%	8,851
2015	12.589021	12.137533	-3.59%	7,393
2014	12.424657	12.589021	1.32%	1,131
2013	11.984172	12.424657	3.68%	1,011
2012	10.692838	11.984172	12.08%	2,811
2011	10.552589	10.692838	1.33%	16,426
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.834552	11.313202	4.42%	1,416
2019	10.177774	10.834552	6.45%	155
2018	10.341061	10.177774	-1.58%	1,870
2017*	10.000000	10.341061	3.41%	35,188

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.568486	10.938006	3.50%	487
2019	10.072466	10.568486	4.92%	1,720
2018	10.060561	10.072466	0.12%	1,966
2017*	10.000000	10.060561	0.61%	781
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.638683	11.555203	8.61%	1,360
2019	10.137906	10.638683	4.94%	1,439
2018	10.768711	10.137906	-5.86%	1,519
2017	9.907582	10.768711	8.69%	1,599
2016	9.809010	9.907582	1.00%	1,678
2015	10.766426	9.809010	-8.89%	1,760
2014	10.936450	10.766426	-1.55%	0
2013	11.925758	10.936450	-8.30%	1,477
2012	11.546962	11.925758	3.28%	1,368
2011	10.850779	11.546962	6.42%	9,288
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.592904	9.687507	0.99%	11,924
2019	9.404702	9.592904	2.00%	12,239
2018	9.560277	9.404702	-1.63%	12,243
2017	9.619531	9.560277	-0.62%	11,067
2016	9.674091	9.619531	-0.56%	48,260
2015	9.835900	9.674091	-1.65%	20,621
2014	9.946861	9.835900	-1.12%	1,009
2013	10.157932	9.946861	-2.08%	297
2012	9.787130	10.157932	3.79%	5,351
2011*	10.000000	9.787130	-2.13%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.128104	11.854017	6.52%	31,757
2019	10.474035	11.128104	6.24%	39,385
2018	10.740747	10.474035	-2.48%	33,045
2017	10.439746	10.740747	2.88%	41,794
2016	10.368114	10.439746	0.69%	34,153
2015	10.528196	10.368114	-1.52%	28,103
2014	10.297503	10.528196	2.24%	17,432
2013	10.711515	10.297503	-3.87%	496
2012	9.967028	10.711515	7.47%	7,624
2011*	10.000000	9.967028	-0.33%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	14.738461	14.751762	0.09%	0
2019	13.139359	14.738461	12.17%	0
2018	13.941400	13.139359	-5.75%	0
2017	13.271888	13.941400	5.04%	0
2016	11.883617	13.271888	11.68%	0
2015	12.643131	11.883617	-6.01%	0
2014	12.919690	12.643131	-2.14%	0
2013	11.773302	12.919690	9.74%	0
2012	10.368426	11.773302	13.55%	0
2011	10.782296	10.368426	-3.84%	1,847
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	11.132070	14.810305	33.04%	0
2019	8.979718	11.132070	23.97%	0
2018	11.240210	8.979718	-20.11%	0
2017	8.617988	11.240210	30.43%	0
2016	8.724141	8.617988	-1.22%	0
2015	9.808681	8.724141	-11.06%	4,953
2014	10.152855	9.808681	-3.39%	3,518
2013	8.997147	10.152855	12.85%	876
2012	7.938486	8.997147	13.34%	4,519
2011	11.078860	7.938486	-28.35%	0
ProFunds - ProFund VP Banks - Q/NQ
2020	20.386658	16.965032	-16.78%	0
2019	15.224839	20.386658	33.90%	417
2018	18.895258	15.224839	-19.43%	417
2017	16.325098	18.895258	15.74%	2,015
2016	13.496809	16.325098	20.96%	1,255
2015	13.811035	13.496809	-2.28%	263
2014	12.748471	13.811035	8.33%	0
2013	9.732559	12.748471	30.99%	1,260
2012	7.433303	9.732559	30.93%	0
2011*	10.000000	7.433303	-25.67%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	10.518838	12.026227	14.33%	0
2019	9.104018	10.518838	15.54%	487
2018	11.266081	9.104018	-19.19%	487
2017	9.334772	11.266081	20.69%	1,697
2016	8.026132	9.334772	16.30%	12,393
2015	9.500148	8.026132	-15.52%	4,056
2014	9.518736	9.500148	-0.20%	0
2013	8.188756	9.518736	16.24%	2,632
2012	7.690830	8.188756	6.47%	842
2011*	10.000000	7.690830	-23.09%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2020	1.966940	1.436017	-26.99%	194
2019	2.600840	1.966940	-24.37%	194
2018	2.546891	2.600840	2.12%	194
2017	3.163070	2.546891	-19.48%	194
2016	3.706355	3.163070	-14.66%	194
2015	3.971769	3.706355	-6.68%	194
2014	4.719029	3.971769	-15.84%	805
2013	6.546072	4.719029	-27.91%	805
2012	7.996997	6.546072	-18.14%	1,245
2011	8.941857	7.996997	-10.57%	1,200
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	28.666548	32.462599	13.24%	520
2019	25.079649	28.666548	14.30%	908
2018	27.404453	25.079649	-8.48%	908
2017	22.783527	27.404453	20.28%	2,262
2016	27.462643	22.783527	-17.04%	1,684
2015	27.086324	27.462643	1.39%	2,020
2014	21.272887	27.086324	27.33%	203
2013	12.868886	21.272887	65.30%	1,121
2012	9.318573	12.868886	38.10%	535
2011*	10.000000	9.318573	-6.81%	0
ProFunds - ProFund VP Bull - Q/NQ
2020	22.671617	25.820014	13.89%	24
2019	17.922595	22.671617	26.50%	247
2018	19.458536	17.922595	-7.89%	5,699
2017	16.611223	19.458536	17.14%	16,018
2016	15.432601	16.611223	7.64%	6,648
2015	15.795849	15.432601	-2.30%	22,417
2014	14.437787	15.795849	9.41%	62,437
2013	11.336504	14.437787	27.36%	9,576
2012	10.142040	11.336504	11.78%	64,852
2011	10.332721	10.142040	-1.85%	52,079
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	17.816079	22.916597	28.63%	2,164
2019	14.342273	17.816079	24.22%	3,750
2018	17.153358	14.342273	-16.39%	9,756
2017	15.189067	17.153358	12.93%	0
2016	14.945036	15.189067	1.63%	4,209
2015	14.618132	14.945036	2.24%	7,313
2014	13.511754	14.618132	8.19%	3,138
2013	10.717119	13.511754	26.08%	1,164
2012	9.849908	10.717119	8.80%	631
2011*	10.000000	9.849908	-1.50%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	25.711754	32.389564	25.97%	0
2019	21.017765	25.711754	22.33%	0
2018	21.285202	21.017765	-1.26%	3,791
2017	18.320238	21.285202	16.18%	1,584
2016	17.914811	18.320238	2.26%	5,253
2015	17.434874	17.914811	2.75%	3,110
2014	15.795258	17.434874	10.38%	9,606
2013	11.505638	15.795258	37.28%	1,864
2012	9.601092	11.505638	19.84%	621
2011*	10.000000	9.601092	-3.99%	209
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	9.229935	11.479931	24.38%	12,301
2019	7.569480	9.229935	21.94%	11,136
2018	9.102927	7.569480	-16.85%	11,183
2017	6.959358	9.102927	30.80%	6,727
2016	6.386972	6.959358	8.96%	4,536
2015	7.874767	6.386972	-18.89%	11,063
2014	8.307395	7.874767	-5.21%	50,424
2013	9.044949	8.307395	-8.15%	1,016
2012	8.647684	9.044949	4.59%	52,691
2011	10.972501	8.647684	-21.19%	45
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	12.256711	10.919176	-10.91%	4,477
2019	10.601880	12.256711	15.61%	4,552
2018	12.580409	10.601880	-15.73%	8,555
2017	10.706413	12.580409	17.50%	4,020
2016	10.117559	10.706413	5.82%	4,212
2015	11.566519	10.117559	-12.53%	6,069
2014	12.900094	11.566519	-10.34%	1,148
2013	10.805360	12.900094	19.39%	6,514
2012	9.442416	10.805360	14.43%	5,591
2011	10.558277	9.442416	-10.57%	5,868
ProFunds - ProFund VP Financials - Q/NQ
2020	20.690842	19.948621	-3.59%	3,127
2019	16.182312	20.690842	27.86%	6,804
2018	18.409024	16.182312	-12.10%	3,716
2017	15.868568	18.409024	16.01%	4,016
2016	14.019135	15.868568	13.19%	11,247
2015	14.500097	14.019135	-3.32%	10,651
2014	13.083387	14.500097	10.83%	1,950
2013	10.092472	13.083387	29.64%	1,246
2012	8.244212	10.092472	22.42%	111
2011*	10.000000	8.244212	-17.56%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2020	25.400777	28.530097	12.32%	3,415
2019	21.679871	25.400777	17.16%	3,478
2018	21.152530	21.679871	2.49%	9,427
2017	17.822090	21.152530	18.69%	6,482
2016	18.924148	17.822090	-5.82%	7,263
2015	18.358631	18.924148	3.08%	9,510
2014	15.121036	18.358631	21.41%	6,653
2013	11.023290	15.121036	37.17%	5,008
2012	9.566418	11.023290	15.23%	648
2011*	10.000000	9.566418	-4.34%	0
ProFunds - ProFund VP Industrials - Q/NQ
2020	20.022162	22.945503	14.60%	287
2019	15.632620	20.022162	28.08%	4,966
2018	18.259947	15.632620	-14.39%	1,834
2017	15.198848	18.259947	20.14%	2,899
2016	13.173139	15.198848	15.38%	8,269
2015	13.896782	13.173139	-5.21%	11,700
2014	13.410753	13.896782	3.62%	817
2013	9.887535	13.410753	35.63%	6,765
2012	8.699741	9.887535	13.65%	2,003
2011*	10.000000	8.699741	-13.00%	231
ProFunds - ProFund VP International - Q/NQ
2020	11.668068	12.013085	2.96%	0
2019	9.967250	11.668068	17.06%	0
2018	12.056182	9.967250	-17.33%	0
2017	10.084633	12.056182	19.55%	0
2016	10.370165	10.084633	-2.75%	0
2015	10.951445	10.370165	-5.31%	0
2014	12.142438	10.951445	-9.81%	1,115
2013	10.353108	12.142438	17.28%	733
2012	9.098897	10.353108	13.78%	4,334
2011	10.821984	9.098897	-15.92%	49
ProFunds - ProFund VP Internet - Q/NQ
2020	28.537411	42.245096	48.03%	0
2019	24.633063	28.537411	15.85%	2,626
2018	23.919852	24.633063	2.98%	5,285
2017	17.911858	23.919852	33.54%	6,004
2016	17.292397	17.911858	3.58%	955
2015	14.638847	17.292397	18.13%	3,144
2014	14.749358	14.638847	-0.75%	712
2013	9.905191	14.749358	48.91%	5,840
2012	8.426793	9.905191	17.54%	0
2011*	10.000000	8.426793	-15.73%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2020	15.372106	17.491772	13.79%	231
2019	13.051751	15.372106	17.78%	231
2018	15.050380	13.051751	-13.28%	23,013
2017	12.944706	15.050380	16.27%	255
2016	13.133812	12.944706	-1.44%	144
2015	12.646735	13.133812	3.85%	2,902
2014	12.482408	12.646735	1.32%	404
2013	8.579251	12.482408	45.50%	1,294
2012	7.109661	8.579251	20.67%	2,796
2011	8.892042	7.109661	-20.04%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	33.257730	47.517885	42.88%	749
2019	24.787059	33.257730	34.17%	49
2018	25.738193	24.787059	-3.70%	7,015
2017	20.113126	25.738193	27.97%	3,763
2016	19.467967	20.113126	3.31%	13,191
2015	18.458860	19.467967	5.47%	8,237
2014	16.073323	18.458860	14.84%	26,509
2013	12.196044	16.073323	31.79%	30,665
2012	10.691053	12.196044	14.08%	14,749
2011	10.735892	10.691053	-0.42%	12,603
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	8.652520	5.565605	-35.68%	675
2019	8.123766	8.652520	6.51%	1,159
2018	10.376258	8.123766	-21.71%	1,447
2017	10.917853	10.376258	-4.96%	716
2016	8.956917	10.917853	21.89%	624
2015	11.909447	8.956917	-24.79%	0
2014	13.613494	11.909447	-12.52%	0
2013	11.179079	13.613494	21.78%	0
2012	11.069575	11.179079	0.99%	137
2011	11.030038	11.069575	0.36%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	18.603803	20.544491	10.43%	0
2019	16.620815	18.603803	11.93%	579
2018	18.055132	16.620815	-7.94%	885
2017	16.668123	18.055132	8.32%	680
2016	17.640085	16.668123	-5.51%	842
2015	17.207997	17.640085	2.51%	1,726
2014	14.688589	17.207997	17.15%	5,121
2013	11.369492	14.688589	29.19%	248
2012	10.356532	11.369492	9.78%	0
2011*	10.000000	10.356532	3.57%	194

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	3.992018	4.862738	21.81%	10,488
2019	2.786158	3.992018	43.28%	10,846
2018	3.280906	2.786158	-15.08%	9,727
2017	3.174984	3.280906	3.34%	9,518
2016	2.075925	3.174984	52.94%	7,831
2015	3.149946	2.075925	-34.10%	11,308
2014	4.215475	3.149946	-25.28%	2,458
2013	6.921375	4.215475	-39.09%	1,987
2012	8.252675	6.921375	-16.13%	65
2011*	10.000000	8.252675	-17.47%	13,422
ProFunds - ProFund VP Real Estate - Q/NQ
2020	15.986091	14.702969	-8.03%	3,398
2019	12.849122	15.986091	24.41%	3,451
2018	13.883674	12.849122	-7.45%	6,264
2017	13.090862	13.883674	6.06%	3,721
2016	12.614786	13.090862	3.77%	4,007
2015	12.811026	12.614786	-1.53%	3,174
2014	10.440490	12.811026	22.71%	2,718
2013	10.627483	10.440490	-1.76%	0
2012	9.241232	10.627483	15.00%	0
2011*	10.000000	9.241232	-7.59%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.477984	1.782738	-28.06%	0
2019	3.057092	2.477984	-18.94%	0
2018	2.990577	3.057092	2.22%	0
2017	3.458560	2.990577	-13.53%	0
2016	3.715371	3.458560	-6.91%	8,257
2015	3.846477	3.715371	-3.41%	0
2014	5.619415	3.846477	-31.55%	0
2013	4.915408	5.619415	14.32%	1,046
2012	5.381545	4.915408	-8.66%	0
2011	8.772775	5.381545	-38.66%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	29.410001	41.812882	42.17%	549
2019	20.006132	29.410001	47.00%	1,137
2018	22.709104	20.006132	-11.90%	1,137
2017	17.067426	22.709104	33.06%	1,137
2016	13.615604	17.067426	25.35%	1,137
2015	14.282974	13.615604	-4.67%	1,750
2014	10.817014	14.282974	32.04%	0
2013	8.256788	10.817014	31.01%	1,055
2012	8.778836	8.256788	-5.95%	0
2011*	10.000000	8.778836	-12.21%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	3.921526	2.626611	-33.02%	14
2019	5.057114	3.921526	-22.46%	14
2018	4.576864	5.057114	10.49%	14
2017	6.462144	4.576864	-29.17%	14
2016	7.860190	6.462144	-17.79%	14
2015	7.181136	7.860190	9.46%	14
2014	7.537269	7.181136	-4.72%	441
2013	7.697062	7.537269	-2.08%	441
2012	9.019019	7.697062	-14.66%	785
2011	8.303357	9.019019	8.62%	607
ProFunds - ProFund VP Short International - Q/NQ
2020	3.252323	2.651237	-18.48%	375
2019	4.012568	3.252323	-18.95%	375
2018	3.540689	4.012568	13.33%	375
2017	4.545195	3.540689	-22.10%	375
2016	4.920816	4.545195	-7.63%	375
2015	5.210632	4.920816	-5.56%	375
2014	5.164268	5.210632	0.90%	743
2013	6.660980	5.164268	-22.47%	743
2012	8.500178	6.660980	-21.64%	743
2011	8.506623	8.500178	-0.08%	535
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.234513	0.693357	-43.84%	76
2019	1.748287	1.234513	-29.39%	76
2018	1.834380	1.748287	-4.69%	76
2017	2.500058	1.834380	-26.63%	76
2016	2.831951	2.500058	-11.72%	76
2015	3.318170	2.831951	-14.65%	76
2014	4.193541	3.318170	-20.87%	669
2013	6.052237	4.193541	-30.71%	669
2012	7.594019	6.052237	-20.30%	904
2011	8.642213	7.594019	-12.13%	721
ProFunds - ProFund VP Technology - Q/NQ
2020	28.640331	40.705967	42.13%	1,325
2019	20.098643	28.640331	42.50%	3,365
2018	20.960778	20.098643	-4.11%	3,874
2017	15.796625	20.960778	32.69%	6,498
2016	14.325345	15.796625	10.27%	1,293
2015	14.252944	14.325345	0.51%	9,282
2014	12.294373	14.252944	15.93%	5,727
2013	10.005411	12.294373	22.88%	3,720
2012	9.241815	10.005411	8.26%	641
2011*	10.000000	9.241815	-7.58%	217

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	12.632070	12.789004	1.24%	0
2019	11.213971	12.632070	12.65%	0
2018	13.459609	11.213971	-16.68%	0
2017	14.010116	13.459609	-3.93%	0
2016	11.732551	14.010116	19.41%	1,797
2015	11.774522	11.732551	-0.36%	71
2014	11.928970	11.774522	-1.29%	0
2013	10.844902	11.928970	10.00%	0
2012	9.483298	10.844902	14.36%	0
2011*	10.000000	9.483298	-5.17%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	16.334025	19.348805	18.46%	0
2019	14.076924	16.334025	16.03%	18
2018	15.166181	14.076924	-7.18%	0
2017	14.112409	15.166181	7.47%	0
2016	14.422051	14.112409	-2.15%	0
2015	15.572287	14.422051	-7.39%	0
2014	11.632411	15.572287	33.87%	0
2013	14.651843	11.632411	-20.61%	0
2012	14.784877	14.651843	-0.90%	0
2011	10.495892	14.784877	40.86%	409
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	103.922571	190.030969	82.86%	0
2019	58.931921	103.922571	76.34%	0
2018	66.449882	58.931921	-11.31%	358
2017	40.216802	66.449882	65.23%	239
2016	37.720253	40.216802	6.62%	558
2015	33.829245	37.720253	11.50%	0
2014	25.373099	33.829245	33.33%	192
2013	14.438305	25.373099	75.73%	18,433
2012	10.998559	14.438305	31.27%	887
2011	11.340914	10.998559	-3.02%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.146596	0.041060	-71.99%	0
2019	0.301758	0.146596	-51.42%	0
2018	0.347793	0.301758	-13.24%	0
2017	0.643530	0.347793	-45.96%	21,807
2016	0.821703	0.643530	-21.68%	0
2015	1.135313	0.821703	-27.62%	0
2014	1.800462	1.135313	-36.94%	0
2013	3.571369	1.800462	-49.59%	6,477
2012	5.617656	3.571369	-36.43%	0
2011	7.354303	5.617656	-23.61%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2020	19.971892	19.131901	-4.21%	1,097
2019	16.560124	19.971892	20.60%	3,445
2018	16.400944	16.560124	0.97%	15,360
2017	15.102371	16.400944	8.60%	3,666
2016	13.370469	15.102371	12.95%	4,490
2015	14.554365	13.370469	-8.13%	4,490
2014	11.779534	14.554365	23.56%	2,425
2013	10.591483	11.779534	11.22%	0
2012	10.776356	10.591483	-1.72%	572
2011*	10.000000	10.776356	7.76%	271
Rydex Variable Trust - Banking Fund - Q/NQ
2020	10.179620	9.145558	-10.16%	0
2019	8.077908	10.179620	26.02%	741
2018	10.185862	8.077908	-20.69%	741
2017	9.225551	10.185862	10.41%	741
2016	7.386013	9.225551	24.91%	2,895
2015	7.909713	7.386013	-6.62%	848
2014	7.792402	7.909713	1.51%	0
2013	6.145685	7.792402	26.79%	0
2012	5.040979	6.145685	21.91%	2,846
2011	6.603996	5.040979	-23.67%	1,738
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	24.440014	28.726043	17.54%	129
2019	20.505637	24.440014	19.19%	451
2018	25.310208	20.505637	-18.98%	858
2017	21.234206	25.310208	19.20%	626
2016	16.531470	21.234206	28.45%	322
2015	20.366209	16.531470	-18.83%	0
2014	21.133974	20.366209	-3.63%	0
2013	21.266673	21.133974	-0.62%	0
2012	19.569868	21.266673	8.67%	586
2011	23.866598	19.569868	-18.00%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	32.402386	38.581139	19.07%	310
2019	26.480410	32.402386	22.36%	473
2018	29.796843	26.480410	-11.13%	953
2017	23.452438	29.796843	27.05%	3,282
2016	29.740954	23.452438	-21.14%	1,728
2015	27.934674	29.740954	6.47%	3,350
2014	21.448378	27.934674	30.24%	2,756
2013	14.171181	21.448378	51.35%	3,475
2012	10.618155	14.171181	33.46%	548
2011	9.781879	10.618155	8.55%	959

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	1.971251	1.495107	-24.15%	0
2019	1.742616	1.971251	13.12%	0
2018	2.092068	1.742616	-16.70%	339
2017	2.040976	2.092068	2.50%	339
2016	1.883410	2.040976	8.37%	0
2015	2.898791	1.883410	-35.03%	9,234
2014	4.475708	2.898791	-35.23%	8,887
2013	4.711378	4.475708	-5.00%	3,428
2012	4.868950	4.711378	-3.24%	4,842
2011	5.313576	4.868950	-8.37%	1,531
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	32.886541	34.723205	5.58%	438
2019	27.390079	32.886541	20.07%	540
2018	31.759686	27.390079	-13.76%	547
2017	29.011941	31.759686	9.47%	2,266
2016	28.038387	29.011941	3.47%	2,535
2015	26.893396	28.038387	4.26%	1,299
2014	24.328360	26.893396	10.54%	1,253
2013	19.326628	24.328360	25.88%	2,577
2012	18.058040	19.326628	7.03%	0
2011	16.171873	18.058040	11.66%	442
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	43.835978	43.769302	-0.15%	0
2019	30.285820	43.835978	44.74%	0
2018	35.979917	30.285820	-15.83%	0
2017	23.123977	35.979917	55.60%	0
2016	18.021793	23.123977	28.31%	0
2015	19.170047	18.021793	-5.99%	6,282
2014	16.721633	19.170047	14.64%	2,300
2013	10.471186	16.721633	59.69%	1,609
2012	9.107494	10.471186	14.97%	2,128
2011	8.505763	9.107494	7.07%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	22.019833	33.708239	53.08%	0
2019	14.084803	22.019833	56.34%	1,463
2018	16.440919	14.084803	-14.33%	1,446
2017	12.780198	16.440919	28.64%	2,887
2016	10.471700	12.780198	22.05%	1,446
2015	10.449276	10.471700	0.21%	1,834
2014	8.603835	10.449276	21.45%	1,900
2013	6.490729	8.603835	32.56%	1,781
2012	6.544600	6.490729	-0.82%	0
2011	7.984187	6.544600	-18.03%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2020	12.605230	8.143516	-35.40%	3,085
2019	12.023700	12.605230	4.84%	2,071
2018	16.442192	12.023700	-26.87%	2,906
2017	17.870819	16.442192	-7.99%	2,792
2016	13.859409	17.870819	28.94%	4,824
2015	20.237973	13.859409	-31.52%	4,977
2014	25.339128	20.237973	-20.13%	839
2013	20.909585	25.339128	21.18%	839
2012	20.804811	20.909585	0.50%	839
2011	22.512830	20.804811	-7.59%	366
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	6.690967	4.115158	-38.50%	2,909
2019	6.821393	6.690967	-1.91%	1,744
2018	12.789397	6.821393	-46.66%	1,922
2017	16.015877	12.789397	-20.15%	1,456
2016	13.249524	16.015877	20.88%	1,545
2015	19.765252	13.249524	-32.97%	3,782
2014	28.500373	19.765252	-30.65%	1,616
2013	23.438263	28.500373	21.60%	729
2012	23.785151	23.438263	-1.46%	729
2011	26.715448	23.785151	-10.97%	318
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	10.487584	10.317866	-1.62%	0
2019	8.319969	10.487584	26.05%	0
2018	10.463235	8.319969	-20.48%	0
2017	8.289015	10.463235	26.23%	0
2016	8.943752	8.289015	-7.32%	0
2015	9.817959	8.943752	-8.90%	0
2014	11.430981	9.817959	-14.11%	0
2013	9.400340	11.430981	21.60%	3,885
2012	7.872713	9.400340	19.40%	4,050
2011	9.451617	7.872713	-16.71%	2,147
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	14.444863	14.162364	-1.96%	0
2019	11.490912	14.444863	25.71%	2,291
2018	13.347695	11.490912	-13.91%	2,291
2017	11.766071	13.347695	13.44%	2,291
2016	10.349291	11.766071	13.69%	8,673
2015	10.982166	10.349291	-5.76%	2,514
2014	9.938886	10.982166	10.50%	1,934
2013	7.938634	9.938886	25.20%	2,241
2012	6.593051	7.938634	20.41%	3,051
2011	7.895471	6.593051	-16.50%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	20.125318	24.089348	19.70%	0
2019	17.560722	20.125318	14.60%	0
2018	18.899884	17.560722	-7.09%	0
2017	17.563728	18.899884	7.61%	633
2016	17.954713	17.563728	-2.18%	451
2015	19.275457	17.954713	-6.85%	1,523
2014	14.583936	19.275457	32.17%	1,639
2013	18.176542	14.583936	-19.77%	1,636
2012	17.979731	18.176542	1.09%	339
2011	12.946838	17.979731	38.87%	6,853
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	29.286396	34.114179	16.48%	2,314
2019	24.344573	29.286396	20.30%	2,096
2018	24.500416	24.344573	-0.64%	2,328
2017	20.316524	24.500416	20.59%	2,678
2016	22.921023	20.316524	-11.36%	3,299
2015	22.341050	22.921023	2.60%	2,253
2014	18.265284	22.341050	22.31%	1,251
2013	13.122335	18.265284	39.19%	4,829
2012	11.411499	13.122335	14.99%	677
2011	11.105529	11.411499	2.76%	1,199
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	12.132978	11.852810	-2.31%	0
2019	10.859081	12.132978	11.73%	0
2018	11.161509	10.859081	-2.71%	143
2017	10.640687	11.161509	4.89%	143
2016	9.712278	10.640687	9.56%	661
2015	9.966074	9.712278	-2.55%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2020	42.427558	66.716855	57.25%	99
2019	34.453671	42.427558	23.14%	99
2018	36.267919	34.453671	-5.00%	179
2017	27.582221	36.267919	31.49%	80
2016	26.906086	27.582221	2.51%	358
2015	25.298538	26.906086	6.35%	1,528
2014	25.280795	25.298538	0.07%	0
2013	17.031715	25.280795	48.43%	2,291
2012	14.542889	17.031715	17.11%	532
2011	16.822278	14.542889	-13.55%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.188569	0.100374	-46.77%	0
2019	0.300655	0.188569	-37.28%	0
2018	0.302016	0.300655	-0.45%	0
2017	0.504026	0.302016	-40.08%	0
2016	0.729909	0.504026	-30.95%	0
2015	0.808637	0.729909	-9.74%	16,067
2014	1.053114	0.808637	-23.21%	9,344
2013	1.912211	1.053114	-44.93%	20,491
2012	2.512607	1.912211	-23.90%	2,921
2011	3.510252	2.512607	-28.42%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.050098	1.587795	-22.55%	0
2019	2.408938	2.050098	-14.90%	0
2018	2.364980	2.408938	1.86%	0
2017	2.644440	2.364980	-10.57%	0
2016	2.775783	2.644440	-4.73%	0
2015	2.862940	2.775783	-3.04%	0
2014	3.884683	2.862940	-26.30%	4,755
2013	3.433849	3.884683	13.13%	8,497
2012	3.729792	3.433849	-7.93%	4,257
2011	5.462809	3.729792	-31.72%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.094988	0.807204	-26.28%	0
2019	1.399968	1.094988	-21.78%	0
2018	1.286229	1.399968	8.84%	0
2017	1.515735	1.286229	-15.14%	0
2016	1.909572	1.515735	-20.62%	0
2015	1.967698	1.909572	-2.95%	0
2014	2.266821	1.967698	-13.20%	0
2013	3.188731	2.266821	-28.91%	0
2012	3.979706	3.188731	-19.88%	0
2011	4.375449	3.979706	-9.04%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.396212	0.241110	-39.15%	0
2019	0.560758	0.396212	-29.34%	0
2018	0.587639	0.560758	-4.57%	0
2017	0.794635	0.587639	-26.05%	0
2016	0.894365	0.794635	-11.15%	0
2015	1.045843	0.894365	-14.48%	0
2014	1.309546	1.045843	-20.14%	0
2013	1.880591	1.309546	-30.37%	0
2012	2.355301	1.880591	-20.15%	0
2011	2.668474	2.355301	-11.74%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	1.011180	0.686692	-32.09%	54
2019	1.297804	1.011180	-22.09%	54
2018	1.189932	1.297804	9.07%	54
2017	1.401309	1.189932	-15.08%	54
2016	1.790875	1.401309	-21.75%	54
2015	1.822792	1.790875	-1.75%	5,768
2014	2.037420	1.822792	-10.53%	9,691
2013	3.001894	2.037420	-32.13%	7,264
2012	3.737099	3.001894	-19.67%	4,375
2011	4.121138	3.737099	-9.32%	1,455
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.106758	0.814440	-26.41%	20,785
2019	1.462783	1.106758	-24.34%	20,785
2018	1.433642	1.462783	2.03%	20,785
2017	1.767216	1.433642	-18.88%	20,785
2016	2.046119	1.767216	-13.63%	20,785
2015	2.181415	2.046119	-6.20%	25,607
2014	2.598086	2.181415	-16.04%	25,507
2013	3.602298	2.598086	-27.88%	25,507
2012	4.421112	3.602298	-18.52%	22,315
2011	4.952099	4.421112	-10.72%	20,785
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	18.593023	25.633608	37.87%	0
2019	13.625559	18.593023	36.46%	0
2018	18.019042	13.625559	-24.38%	0
2017	12.213870	18.019042	47.53%	0
2016	11.430281	12.213870	6.86%	0
2015	10.398328	11.430281	9.92%	0
2014	12.524379	10.398328	-16.98%	0
2013	8.179746	12.524379	53.11%	0
2012	6.939216	8.179746	17.88%	0
2011	9.950134	6.939216	-30.26%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	34.663635	41.171362	18.77%	35
2019	27.318012	34.663635	26.89%	286
2018	32.156640	27.318012	-15.05%	286
2017	27.275525	32.156640	17.90%	353
2016	25.362456	27.275525	7.54%	328
2015	25.762283	25.362456	-1.55%	78
2014	24.419694	25.762283	5.50%	0
2013	17.470369	24.419694	39.78%	773
2012	14.672185	17.470369	19.07%	884
2011	14.590491	14.672185	0.56%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	48.672650	52.878668	8.64%	0
2019	36.434058	48.672650	33.59%	0
2018	46.059517	36.434058	-20.90%	0
2017	38.323179	46.059517	20.19%	0
2016	30.116098	38.323179	27.25%	0
2015	32.470458	30.116098	-7.25%	564
2014	29.555181	32.470458	9.86%	564
2013	20.043279	29.555181	47.46%	564
2012	16.425695	20.043279	22.02%	521
2011	18.109754	16.425695	-9.30%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	92.344684	169.373135	83.41%	59
2019	52.123381	92.344684	77.17%	59
2018	58.563266	52.123381	-11.00%	59
2017	35.201606	58.563266	66.37%	59
2016	32.722747	35.201606	7.58%	0
2015	29.085226	32.722747	12.51%	11,441
2014	21.697301	29.085226	34.05%	10,401
2013	12.266233	21.697301	76.89%	14,323
2012	9.318096	12.266233	31.64%	0
2011	9.557976	9.318096	-2.51%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	47.067444	66.968069	42.28%	896
2019	35.038557	47.067444	34.33%	5,791
2018	36.360463	35.038557	-3.64%	2,765
2017	28.251424	36.360463	28.70%	5,589
2016	27.158055	28.251424	4.03%	3,173
2015	25.563236	27.158055	6.24%	8,433
2014	22.176064	25.563236	15.27%	1,048
2013	16.783423	22.176064	32.13%	1,086
2012	14.644453	16.783423	14.61%	1,345
2011	14.603147	14.644453	0.28%	137
Rydex Variable Trust - Nova Fund - Q/NQ
2020	32.122692	37.843748	17.81%	34
2019	22.564450	32.122692	42.36%	34
2018	25.638654	22.564450	-11.99%	4,071
2017	19.821008	25.638654	29.35%	829
2016	17.449987	19.821008	13.59%	4,855
2015	17.907564	17.449987	-2.56%	1,355
2014	15.385352	17.907564	16.39%	545
2013	10.520882	15.385352	46.24%	70,805
2012	8.768894	10.520882	19.98%	0
2011	9.039371	8.768894	-2.99%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	13.369912	17.623980	31.82%	4,546
2019	8.950028	13.369912	49.38%	3,626
2018	10.935822	8.950028	-18.16%	3,278
2017	10.404363	10.935822	5.11%	2,802
2016	6.404019	10.404363	62.47%	3,193
2015	9.371060	6.404019	-31.66%	780
2014	11.551848	9.371060	-18.88%	658
2013	21.837663	11.551848	-47.10%	1,890
2012	23.201046	21.837663	-5.88%	658
2011	31.166861	23.201046	-25.56%	4,616
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	25.907106	23.948311	-7.56%	1,268
2019	21.212389	25.907106	22.13%	1,234
2018	23.324298	21.212389	-9.05%	1,416
2017	22.280021	23.324298	4.69%	1,394
2016	20.606750	22.280021	8.12%	3,033
2015	21.538936	20.606750	-4.33%	2,962
2014	18.134883	21.538936	18.77%	2,605
2013	17.775596	18.134883	2.02%	639
2012	15.303943	17.775596	16.15%	1,807
2011	15.246507	15.303943	0.38%	1,010
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	29.410200	41.472886	41.02%	0
2019	24.072520	29.410200	22.17%	0
2018	25.347743	24.072520	-5.03%	206
2017	22.889388	25.347743	10.74%	0
2016	23.249768	22.889388	-1.55%	0
2015	24.006660	23.249768	-3.15%	0
2014	22.510666	24.006660	6.65%	898
2013	16.888882	22.510666	33.29%	0
2012	14.736409	16.888882	14.61%	0
2011	14.258109	14.736409	3.35%	662
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	34.618124	40.787377	17.82%	24
2019	26.055677	34.618124	32.86%	24
2018	33.009243	26.055677	-21.07%	24
2017	28.021279	33.009243	17.80%	0
2016	21.890059	28.021279	28.01%	0
2015	24.529128	21.890059	-10.76%	366
2014	23.963992	24.529128	2.36%	0
2013	15.397920	23.963992	55.63%	365
2012	12.848849	15.397920	19.84%	0
2011	14.907162	12.848849	-13.81%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	37.543078	43.517796	15.91%	119
2019	23.536410	37.543078	59.51%	119
2018	28.350148	23.536410	-16.98%	119
2017	20.128629	28.350148	40.84%	119
2016	17.031810	20.128629	18.18%	0
2015	17.645649	17.031810	-3.48%	0
2014	14.422433	17.645649	22.35%	395
2013	8.709536	14.422433	65.59%	699
2012	6.858459	8.709536	26.99%	720
2011	7.274762	6.858459	-5.72%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	26.621017	33.268361	24.97%	4,144
2019	21.423981	26.621017	24.26%	4,702
2018	23.133356	21.423981	-7.39%	4,755
2017	18.946072	23.133356	22.10%	5,337
2016	18.817272	18.946072	0.68%	6,046
2015	18.967041	18.817272	-0.79%	10,077
2014	17.189593	18.967041	10.34%	21,672
2013	12.392868	17.189593	38.71%	6,635
2012	11.143757	12.392868	11.21%	0
2011	11.478293	11.143757	-2.91%	881
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	22.865865	20.072227	-12.22%	11,581
2019	18.898883	22.865865	20.99%	11,528
2018	22.215563	18.898883	-14.93%	11,299
2017	19.534303	22.215563	13.73%	10,045
2016	16.952167	19.534303	15.23%	11,273
2015	19.059463	16.952167	-11.06%	18,320
2014	17.503241	19.059463	8.89%	19,062
2013	12.276280	17.503241	42.58%	18,860
2012	10.233439	12.276280	19.96%	4,733
2011	10.767135	10.233439	-4.96%	2,397
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	24.776847	31.727407	28.05%	103
2019	21.872973	24.776847	13.28%	326
2018	26.167990	21.872973	-16.41%	401
2017	22.447988	26.167990	16.57%	4,409
2016	22.268842	22.447988	0.80%	346
2015	22.393106	22.268842	-0.55%	2,875
2014	23.175095	22.393106	-3.37%	1,277
2013	17.614019	23.175095	31.57%	6,771
2012	15.464207	17.614019	13.90%	0
2011	15.859442	15.464207	-2.49%	162

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	21.901351	23.090402	5.43%	635
2019	18.221771	21.901351	20.19%	1,625
2018	22.916498	18.221771	-20.49%	1,700
2017	20.634201	22.916498	11.06%	1,812
2016	16.310306	20.634201	26.51%	6,720
2015	18.854935	16.310306	-13.50%	2,964
2014	18.000097	18.854935	4.75%	3,286
2013	13.504133	18.000097	33.29%	447
2012	11.761273	13.504133	14.82%	0
2011	12.905403	11.761273	-8.87%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	24.793596	28.169527	13.62%	1,546
2019	22.439416	24.793596	10.49%	1,934
2018	25.134347	22.439416	-10.72%	2,023
2017	22.058993	25.134347	13.94%	6,029
2016	18.934499	22.058993	16.50%	1,355
2015	19.363667	18.934499	-2.22%	2,412
2014	19.728779	19.363667	-1.85%	1,211
2013	14.224735	19.728779	38.69%	3,384
2012	13.103440	14.224735	8.56%	0
2011	12.896562	13.103440	1.60%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	17.072238	15.756032	-7.71%	3,029
2019	14.413573	17.072238	18.45%	2,888
2018	18.492368	14.413573	-22.06%	3,070
2017	18.892386	18.492368	-2.12%	8,069
2016	14.610201	18.892386	29.31%	4,183
2015	17.217494	14.610201	-15.14%	4,197
2014	17.314778	17.217494	-0.56%	2,294
2013	12.351165	17.314778	40.19%	1,748
2012	10.453992	12.351165	18.15%	1,692
2011	11.761407	10.453992	-11.12%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	6.680393	5.636507	-15.63%	0
2019	6.506206	6.680393	2.68%	0
2018	5.928663	6.506206	9.74%	0
2017	7.334636	5.928663	-19.17%	1,752
2016	6.983531	7.334636	5.03%	0
2015	6.277073	6.983531	11.25%	853
2014	5.202372	6.277073	20.66%	2,460
2013	5.462619	5.202372	-4.76%	0
2012	5.938887	5.462619	-8.02%	0
2011	6.319791	5.938887	-6.03%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2020	33.750923	49.441666	46.49%	2,858
2019	24.606694	33.750923	37.16%	2,623
2018	25.453406	24.606694	-3.33%	2,903
2017	19.551769	25.453406	30.18%	2,777
2016	17.933520	19.551769	9.02%	3,410
2015	18.070391	17.933520	-0.76%	3,710
2014	16.698499	18.070391	8.22%	2,795
2013	12.565644	16.698499	32.89%	796
2012	11.432931	12.565644	9.91%	0
2011	12.828195	11.432931	-10.88%	657
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	9.514060	10.224685	7.47%	0
2019	8.562173	9.514060	11.12%	0
2018	9.212303	8.562173	-7.06%	0
2017	8.866502	9.212303	3.90%	0
2016	7.694093	8.866502	15.24%	0
2015	8.404621	7.694093	-8.45%	0
2014	8.344791	8.404621	0.72%	0
2013	7.238013	8.344791	15.29%	0
2012	7.032987	7.238013	2.92%	0
2011	8.370934	7.032987	-15.98%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	29.795276	41.125264	38.03%	0
2019	24.833130	29.795276	19.98%	258
2018	31.650124	24.833130	-21.54%	258
2017	26.426021	31.650124	19.77%	258
2016	23.324500	26.426021	13.30%	817
2015	27.660776	23.324500	-15.68%	243
2014	22.949358	27.660776	20.53%	560
2013	15.521532	22.949358	47.85%	3,847
2012	13.449729	15.521532	15.40%	1,715
2011	15.417049	13.449729	-12.76%	551
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	20.658235	19.235415	-6.89%	1,958
2019	17.684918	20.658235	16.81%	1,853
2018	17.363257	17.684918	1.85%	2,051
2017	15.934195	17.363257	8.97%	1,924
2016	13.953820	15.934195	14.19%	3,413
2015	15.346651	13.953820	-9.08%	3,810
2014	12.723082	15.346651	20.62%	1,409
2013	11.408306	12.723082	11.52%	1,279
2012	11.495404	11.408306	-0.76%	0
2011	10.071128	11.495404	14.14%	1,432

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	5.103595	5.494701	7.66%	0
2019	5.464670	5.103595	-6.61%	0
2018	6.301256	5.464670	-13.28%	0
2017	5.380513	6.301256	17.11%	0
2016	6.004738	5.380513	-10.40%	0
2015	7.355841	6.004738	-18.37%	0
2014	9.597895	7.355841	-23.36%	1,105
2013	10.062081	9.597895	-4.61%	756
2012	10.172701	10.062081	-1.09%	1,778
2011	10.760441	10.172701	-5.46%	1,411
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	10.778724	11.359961	5.39%	628
2019	10.344051	10.778724	4.20%	1,085
2018	9.841807	10.344051	5.10%	1,129
2017	9.776122	9.841807	0.67%	4,467
2016	9.722418	9.776122	0.55%	8,857
2015	9.996169	9.722418	-2.74%	9,875
2014	10.046509	9.996169	-0.50%	831
2013*	10.000000	10.046509	0.47%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.603399	5.381765	16.91%	18,480
2019	4.192552	4.603399	9.80%	37,282
2018	5.956405	4.192552	-29.61%	38,910
2017	6.173181	5.956405	-3.51%	38,793
2016	4.376306	6.173181	41.06%	41,099
2015	6.699843	4.376306	-34.68%	42,619
2014	8.438313	6.699843	-20.60%	22,306
2013	7.778029	8.438313	8.49%	905
2012	7.665457	7.778029	1.47%	0
2011*	10.000000	7.665457	-23.35%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	11.995966	16.322534	36.07%	120
2019	8.808819	11.995966	36.18%	0
2018	10.759616	8.808819	-18.13%	0
2017*	10.000000	10.759616	7.60%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.754260	10.391695	-3.37%	0
2019*	10.000000	10.754260	7.54%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	14.826289	15.890294	7.18%	0
2019	12.786017	14.826289	15.96%	0
2018	13.927824	12.786017	-8.20%	0
2017	12.278540	13.927824	13.43%	6,308
2016	11.983227	12.278540	2.46%	0
2015	12.059293	11.983227	-0.63%	0
2014	11.476900	12.059293	5.07%	0
2013	10.061794	11.476900	14.06%	1,357
2012	9.047029	10.061794	11.22%	4,828
2011*	10.000000	9.047029	-9.53%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.739039	8.762531	0.27%	106
2019	7.627633	8.739039	14.57%	0
2018*	10.000000	7.627633	-23.72%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.739342	6.418856	-26.55%	7,828
2019	7.398379	8.739342	18.13%	3,262
2018	9.306986	7.398379	-20.51%	3,232
2017	9.567054	9.306986	-2.72%	7,699
2016	6.926174	9.567054	38.13%	14,410
2015	11.374087	6.926174	-39.11%	13,778
2014	10.360370	11.374087	9.78%	16,767
2013*	10.000000	10.360370	3.60%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	15.162036	16.249764	7.17%	2,627
2019	11.052451	15.162036	37.18%	2,572
2018	12.882123	11.052451	-14.20%	4,337
2017	10.508067	12.882123	22.59%	8,280
2016	9.920170	10.508067	5.93%	4,095
2015	10.247268	9.920170	-3.19%	6,928
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.306881	11.077143	7.47%	20,206
2019	9.647621	10.306881	6.83%	13,176
2018	10.120806	9.647621	-4.68%	18,202
2017	9.950901	10.120806	1.71%	30,139
2016	9.716782	9.950901	2.41%	61,679
2015	10.155653	9.716782	-4.32%	51,108
2014	10.021655	10.155653	1.34%	66,287
2013	11.162284	10.021655	-10.22%	26,032
2012	10.596370	11.162284	5.34%	23,784
2011*	10.000000	10.596370	5.96%	23,683

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	13.466653	14.770824	9.68%	58,835
2019	11.075034	13.466653	21.59%	82,125
2018	12.123364	11.075034	-8.65%	115,346
2017	10.256291	12.123364	18.20%	95,214
2016	9.212207	10.256291	11.33%	111,718
2015*	10.000000	9.212207	-7.88%	96,599
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	13.078918	12.955743	-0.94%	11,469
2019	10.494953	13.078918	24.62%	95,472
2018	11.777099	10.494953	-10.89%	54,698
2017	11.038885	11.777099	6.69%	70,064
2016	9.339355	11.038885	18.20%	165,790
2015*	10.000000	9.339355	-6.61%	25,427
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.189309	11.428321	2.14%	9,838
2019	9.697441	11.189309	15.38%	15,156
2018	10.658996	9.697441	-9.02%	7,433
2017	9.644851	10.658996	10.51%	6,129
2016	9.472619	9.644851	1.82%	17,330
2015	9.832354	9.472619	-3.66%	6,129
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	15.556285	19.745888	26.93%	14,983
2019	12.082444	15.556285	28.75%	3,010
2018	13.810272	12.082444	-12.51%	6,047
2017	11.205573	13.810272	23.24%	9,539
2016	11.214768	11.205573	-0.08%	10,965
2015	11.434221	11.214768	-1.92%	10,467
2014	11.440295	11.434221	-0.05%	8,933
2013*	10.000000	11.440295	14.40%	4,800
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.386798	11.059949	6.48%	821
2019	9.700634	10.386798	7.07%	13,566
2018	9.961412	9.700634	-2.62%	0
2017	9.838370	9.961412	1.25%	0
2016*	10.000000	9.838370	-1.62%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	12.124793	13.601440	12.18%	0
2019	10.195764	12.124793	18.92%	0
2018	10.962339	10.195764	-6.99%	0
2017	9.740049	10.962339	12.55%	0
2016	9.352059	9.740049	4.15%	88
2015	9.928937	9.352059	-5.81%	89

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.395363	14.626027	1.60%	272
2019	11.512647	14.395363	25.04%	17,131
2018	12.677096	11.512647	-9.19%	39,587
2017	11.092653	12.677096	14.28%	35,961
2016*	10.000000	11.092653	10.93%	916
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	13.987652	16.563604	18.42%	54,111
2019	12.108598	13.987652	15.52%	66,998
2018	13.356759	12.108598	-9.34%	104,447
2017	11.973357	13.356759	11.55%	114,358
2016	11.757243	11.973357	1.84%	126,882
2015	12.106163	11.757243	-2.88%	156,538
2014	12.106715	12.106163	0.00%	154,830
2013	10.786219	12.106715	12.24%	92,196
2012	9.999032	10.786219	7.87%	83,421
2011	10.577314	9.999032	-5.47%	175,156
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.864250	13.609918	5.80%	4,496
2019	10.941037	12.864250	17.58%	7,177
2018	13.229336	10.941037	-17.30%	83
2017	11.721781	13.229336	12.86%	82
2016	10.371492	11.721781	13.02%	24,644
2015	10.845273	10.371492	-4.37%	24,357
2014*	10.000000	10.845273	8.45%	14,342
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.942964	11.412083	4.29%	4,812
2019	9.573156	10.942964	14.31%	5,506
2018	10.166131	9.573156	-5.83%	2,341
2017*	10.000000	10.166131	1.66%	2,341
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	5.074210	4.904122	-3.35%	1,279
2019	4.848142	5.074210	4.66%	2,122
2018	5.594822	4.848142	-13.35%	1,373
2017	5.617689	5.594822	-0.41%	2,822
2016	5.111740	5.617689	9.90%	13,374
2015	6.956823	5.111740	-26.52%	2,928
2014	8.545344	6.956823	-18.59%	2,745
2013	9.708012	8.545344	-11.98%	8,405
2012	10.108289	9.708012	-3.96%	6,479
2011	11.796033	10.108289	-14.31%	49,464

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.655347	10.661875	0.06%	6,173
2019	10.143661	10.655347	5.04%	18,225
2018	10.350099	10.143661	-1.99%	11,647
2017	10.198912	10.350099	1.48%	15,665
2016	9.542261	10.198912	6.88%	27,215
2015*	10.000000	9.542261	-4.58%	2,944
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.407100	13.361881	28.39%	807
2019	8.211437	10.407100	26.74%	827
2018*	10.000000	8.211437	-17.89%	321
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	13.824090	15.532717	12.36%	0
2019	11.940957	13.824090	15.77%	0
2018	12.897698	11.940957	-7.42%	2,928
2017	11.558300	12.897698	11.59%	2,928
2016	11.456234	11.558300	0.89%	4,986
2015	11.685163	11.456234	-1.96%	3,661
2014	11.286389	11.685163	3.53%	3,661
2013	9.974869	11.286389	13.15%	3,661
2012	9.059986	9.974869	10.10%	7,518
2011*	10.000000	9.059986	-9.40%	2,970
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.512303	16.188734	19.81%	70,008
2019	11.097730	13.512303	21.76%	33,625
2018	11.839703	11.097730	-6.27%	12,160
2017	10.393302	11.839703	13.92%	10,440
2016*	10.000000	10.393302	3.93%	3,303
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	13.192623	13.775488	4.42%	7,717
2019	10.580125	13.192623	24.69%	27,154
2018	11.793074	10.580125	-10.29%	10,521
2017	10.670906	11.793074	10.52%	12,291
2016	9.240559	10.670906	15.48%	34,960
2015*	10.000000	9.240559	-7.59%	42,081
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.541059	15.348035	5.55%	4,843
2019	11.430129	14.541059	27.22%	1,751
2018	12.832430	11.430129	-10.93%	7,680
2017	11.216892	12.832430	14.40%	8,263
2016*	10.000000	11.216892	12.17%	7,515

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.129369	24.122293	40.82%	112,995
2019	13.032935	17.129369	31.43%	103,604
2018	13.344512	13.032935	-2.33%	131,957
2017	10.089351	13.344512	32.26%	203,053
2016	10.227970	10.089351	-1.36%	142,424
2015*	10.000000	10.227970	2.28%	189,170
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	11.349114	11.403273	0.48%	1,762
2019	10.080132	11.349114	12.59%	2,343
2018	10.663197	10.080132	-5.47%	10,473
2017	10.166282	10.663197	4.89%	45,509
2016	9.076538	10.166282	12.01%	52,602
2015*	10.000000	9.076538	-9.23%	5,575
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.586797	11.337354	7.09%	25,349
2019	9.864173	10.586797	7.33%	37,833
2018	10.136066	9.864173	-2.68%	0
2017	9.935228	10.136066	2.02%	1,795
2016*	10.000000	9.935228	-0.65%	9,129
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.243073	10.280384	-8.56%	0
2019	9.321579	11.243073	20.61%	4,235
2018	10.158956	9.321579	-8.24%	0
2017*	10.000000	10.158956	1.59%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	10.990861	11.554026	5.12%	6,316
2019	10.124844	10.990861	8.55%	15,177
2018	10.621869	10.124844	-4.68%	37,042
2017	10.067386	10.621869	5.51%	51,870
2016	9.500133	10.067386	5.97%	14,165
2015	9.875324	9.500133	-3.80%	5,610
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	16.247236	17.810269	9.62%	401
2019	13.817770	16.247236	17.58%	437
2018	15.591329	13.817770	-11.38%	1,413
2017	14.192355	15.591329	9.86%	1,771
2016	12.781752	14.192355	11.04%	1,789
2015	13.892538	12.781752	-8.00%	2,533
2014	13.769465	13.892538	0.89%	1,871
2013	11.340365	13.769465	21.42%	2,060
2012	10.023609	11.340365	13.14%	2,440
2011	10.377375	10.023609	-3.41%	1,176

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	12.650236	12.495955	-1.22%	13,327
2019	11.110931	12.650236	13.85%	8,136
2018	11.836808	11.110931	-6.13%	7,769
2017	11.001229	11.836808	7.60%	13,435
2016	9.834538	11.001229	11.86%	17,621
2015	10.785932	9.834538	-8.82%	29,709
2014	10.509717	10.785932	2.63%	36,980
2013*	10.000000	10.509717	5.10%	11,398
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	13.896452	13.023924	-6.28%	7,575
2019	11.390017	13.896452	22.01%	11,577
2018	13.079116	11.390017	-12.91%	11,748
2017	12.276186	13.079116	6.54%	54,297
2016	11.155068	12.276186	10.05%	28,265
2015	11.801944	11.155068	-5.48%	51,864
2014	11.380857	11.801944	3.70%	48,088
2013*	10.000000	11.380857	13.81%	34,285
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.467623	8.797202	-7.08%	1,659
2019	9.460556	9.467623	0.07%	7,412
2018	9.461474	9.460556	-0.01%	8,833
2017	9.461999	9.461474	-0.01%	16,856
2016	9.369427	9.461999	0.99%	35,751
2015*	10.000000	9.369427	-6.31%	19,854
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.311011	11.552546	2.14%	534
2019	10.300537	11.311011	9.81%	479
2018	10.977133	10.300537	-6.16%	423
2017	9.892095	10.977133	10.97%	1,207
2016	9.663958	9.892095	2.36%	854
2015	10.459616	9.663958	-7.61%	785
2014	10.257500	10.459616	1.97%	806
2013*	10.000000	10.257500	2.57%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.500711	9.355857	-1.52%	2,627
2019	9.508451	9.500711	-0.08%	2,980
2018	9.562826	9.508451	-0.57%	3,580
2017	9.626641	9.562826	-0.66%	2,534
2016	9.719193	9.626641	-0.95%	2,534
2015	9.963735	9.719193	-2.45%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.000242	10.469433	4.69%	0
2019	9.367509	10.000242	6.75%	0
2018*	10.000000	9.367509	-6.32%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	6.102064	6.141611	0.65%	12,261
2019	5.751929	6.102064	6.09%	38,248
2018	6.445885	5.751929	-10.77%	42,345
2017	6.043975	6.445885	6.65%	50,546
2016	7.227957	6.043975	-16.38%	72,454
2015	7.483780	7.227957	-3.42%	101,279
2014	6.806237	7.483780	9.95%	44,338
2013	6.762964	6.806237	0.64%	50,430
2012	7.764269	6.762964	-12.90%	39,179
2011	8.661601	7.764269	-10.36%	90,751
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	13.143488	13.529235	2.93%	13,930
2019	12.694983	13.143488	3.53%	14,047
2018	14.865232	12.694983	-14.60%	17,752
2017	13.192762	14.865232	12.68%	20,648
2016	13.360044	13.192762	-1.25%	19,902
2015	13.449310	13.360044	-0.66%	47,362
2014	13.337054	13.449310	0.84%	14,943
2013	11.574627	13.337054	15.23%	13,989
2012	11.298699	11.574627	2.44%	3,996
2011	12.325991	11.298699	-8.33%	15,040
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.374163	8.821993	5.35%	6,091
2019	8.128832	8.374163	3.02%	6,046
2018	8.730175	8.128832	-6.89%	19,518
2017	8.583386	8.730175	1.71%	21,214
2016	8.791697	8.583386	-2.37%	23,958
2015	8.799291	8.791697	-0.09%	16,643
2014	8.570378	8.799291	2.67%	16,706
2013	8.594287	8.570378	-0.28%	15,934
2012	8.570452	8.594287	0.28%	32,980
2011	8.450323	8.570452	1.42%	23,540
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	11.153660	10.942519	-1.89%	14,436
2019	10.566240	11.153660	5.56%	39,416
2018	10.859358	10.566240	-2.70%	64,569
2017	10.698652	10.859358	1.50%	52,186
2016	10.045119	10.698652	6.51%	51,863
2015	10.165608	10.045119	-1.19%	44,656
2014	10.121491	10.165608	0.44%	20,773
2013*	10.000000	10.121491	1.21%	31,302

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	11.821204	12.755126	7.90%	3,547
2019	10.489087	11.821204	12.70%	15,858
2018	11.462713	10.489087	-8.49%	16,706
2017	10.638151	11.462713	7.75%	4,223
2016	9.723833	10.638151	9.40%	9,603
2015	10.368463	9.723833	-6.22%	7,300
2014	9.998352	10.368463	3.70%	4,996
2013*	10.000000	9.998352	-0.02%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	16.633422	20.778166	24.92%	4,128
2019	12.898436	16.633422	28.96%	12,934
2018	15.183342	12.898436	-15.05%	23,787
2017	11.353031	15.183342	33.74%	26,308
2016	11.590522	11.353031	-2.05%	11,314
2015	11.396499	11.590522	1.70%	15,126
2014	11.383193	11.396499	0.12%	13,757
2013*	10.000000	11.383193	13.83%	17,741
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	13.950228	15.584413	11.71%	23,487
2019	11.677290	13.950228	19.46%	27,885
2018	12.589512	11.677290	-7.25%	35,276
2017	10.849989	12.589512	16.03%	44,686
2016	11.351072	10.849989	-4.41%	48,046
2015	12.624704	11.351072	-10.09%	67,831
2014	13.584539	12.624704	-7.07%	69,883
2013	11.066355	13.584539	22.76%	116,989
2012	9.465957	11.066355	16.91%	84,260
2011	10.398263	9.465957	-8.97%	62,377
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.894541	9.582720	-3.15%	9,372
2019	8.537331	9.894541	15.90%	23,250
2018	10.686844	8.537331	-20.11%	17,167
2017	8.521819	10.686844	25.41%	19,956
2016	7.191881	8.521819	18.49%	30,900
2015	9.170548	7.191881	-21.58%	20,140
2014	9.802776	9.170548	-6.45%	23,059
2013*	10.000000	9.802776	-1.97%	3,318
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.242128	11.813734	5.08%	6,610
2019	10.051270	11.242128	11.85%	2,386
2018	10.692247	10.051270	-5.99%	2,167
2017	10.051688	10.692247	6.37%	3,565
2016	8.881786	10.051688	13.17%	4,304
2015	9.639798	8.881786	-7.86%	19,369
2014	9.977124	9.639798	-3.38%	24,961
2013*	10.000000	9.977124	-0.23%	51,115

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.451261	11.014155	5.39%	1,459
2019	9.827214	10.451261	6.35%	1,962
2018	10.122516	9.827214	-2.92%	2,360
2017	9.934180	10.122516	1.90%	2,360
2016*	10.000000	9.934180	-0.66%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.636118	18.135491	33.00%	9,350
2019	11.390593	13.636118	19.71%	0
2018	11.921141	11.390593	-4.45%	0
2017	10.887892	11.921141	9.49%	0
2016*	10.000000	10.887892	8.88%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	12.436304	12.930296	3.97%	3,071
2019	11.090980	12.436304	12.13%	7,862
2018	11.877426	11.090980	-6.62%	7,035
2017	10.947918	11.877426	8.49%	10,066
2016	10.529541	10.947918	3.97%	19,190
2015	11.007661	10.529541	-4.34%	16,844
2014	10.763673	11.007661	2.27%	13,874
2013	10.108599	10.763673	6.48%	7,839
2012	9.431135	10.108599	7.18%	5,585
2011*	10.000000	9.431135	-5.69%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	12.393863	12.831117	3.53%	5,532
2019	11.065894	12.393863	12.00%	12,566
2018	12.136411	11.065894	-8.82%	7,248
2017	11.288723	12.136411	7.51%	14,047
2016	10.405731	11.288723	8.49%	14,580
2015	10.733450	10.405731	-3.05%	11,448
2014	10.633984	10.733450	0.94%	27,702
2013	11.880267	10.633984	-10.49%	8,248
2012	10.274258	11.880267	15.63%	14,279
2011*	10.000000	10.274258	2.74%	21,710
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.600291	12.183362	-3.31%	3,209
2019	10.045026	12.600291	25.44%	2,604
2018	11.117824	10.045026	-9.65%	1,947
2017	10.069388	11.117824	10.41%	11,734
2016	8.927622	10.069388	12.79%	5,767
2015	10.568020	8.927622	-15.52%	2,636
2014*	10.000000	10.568020	5.68%	5,853

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	13.003994	10.862245	-16.47%	6,964
2019	11.228505	13.003994	15.81%	6,532
2018	12.469821	11.228505	-9.95%	10,073
2017	11.585940	12.469821	7.63%	22,298
2016	11.452054	11.585940	1.17%	28,845
2015	11.841819	11.452054	-3.29%	33,874
2014	10.602528	11.841819	11.69%	32,602
2013	10.530526	10.602528	0.68%	23,207
2012	8.261131	10.530526	27.47%	5,225
2011*	10.000000	8.261131	-17.39%	1
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	12.809066	13.928708	8.74%	6,695
2019	11.089605	12.809066	15.51%	7,037
2018	12.110804	11.089605	-8.43%	11,560
2017	10.645151	12.110804	13.77%	10,556
2016	10.285692	10.645151	3.49%	10,366
2015	11.217420	10.285692	-8.31%	14,384
2014	11.210906	11.217420	0.06%	11,048
2013	9.872729	11.210906	13.55%	2,238
2012	8.851972	9.872729	11.53%	0
2011*	10.000000	8.851972	-11.48%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	15.692160	23.207826	47.89%	16,441
2019	12.041776	15.692160	30.31%	13,377
2018	14.732267	12.041776	-18.26%	18,931
2017	11.962059	14.732267	23.16%	53,313
2016	12.502135	11.962059	-4.32%	38,082
2015	12.828279	12.502135	-2.54%	45,965
2014	13.256001	12.828279	-3.23%	39,571
2013	11.160362	13.256001	18.78%	27,045
2012	9.848482	11.160362	13.32%	14,250
2011	11.107892	9.848482	-11.34%	8,608
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.456407	19.179284	9.87%	61,340
2019	14.732649	17.456407	18.49%	71,628
2018	15.806656	14.732649	-6.79%	123,329
2017	13.914368	15.806656	13.60%	102,366
2016	13.012046	13.914368	6.93%	94,276
2015	13.134804	13.012046	-0.93%	98,040
2014	12.752774	13.134804	3.00%	74,732
2013	10.544429	12.752774	20.94%	55,954
2012	9.289170	10.544429	13.51%	56,155
2011*	10.000000	9.289170	-7.11%	4,638

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.564822	10.784873	2.08%	37,228
2019	9.864942	10.564822	7.09%	41,743
2018	10.298573	9.864942	-4.21%	40,815
2017	9.872406	10.298573	4.32%	46,599
2016	9.262184	9.872406	6.59%	25,374
2015	9.722594	9.262184	-4.74%	38,882
2014	9.540382	9.722594	1.91%	61,221
2013*	10.000000	9.540382	-4.60%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	17.266410	18.692210	8.26%	2,962
2019	13.611660	17.266410	26.85%	3,543
2018	13.877238	13.611660	-1.91%	2,622
2017	11.736452	13.877238	18.24%	2,327
2016	10.739937	11.736452	9.28%	11,676
2015	10.846499	10.739937	-0.98%	13,568
2014*	10.000000	10.846499	8.46%	3,407
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.821979	13.284450	12.37%	1,482
2019	10.484070	11.821979	12.76%	1,482
2018	11.677504	10.484070	-10.22%	5,630
2017	10.050325	11.677504	16.19%	2,283
2016*	10.000000	10.050325	0.50%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	18.691957	20.639830	10.42%	0
2019	15.371002	18.691957	21.61%	0
2018	17.557069	15.371002	-12.45%	0
2017	14.938442	17.557069	17.53%	10,104
2016	14.051728	14.938442	6.31%	18,799
2015	14.579622	14.051728	-3.62%	18,799
2014	14.222435	14.579622	2.51%	18,799
2013	11.197327	14.222435	27.02%	11,030
2012	9.827260	11.197327	13.94%	11,030
2011	10.699739	9.827260	-8.15%	14,132
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.735324	15.854662	7.60%	1,733
2019	12.928899	14.735324	13.97%	1,733
2018	14.057002	12.928899	-8.03%	28,719
2017	12.787397	14.057002	9.93%	38,675
2016	12.284033	12.787397	4.10%	45,811
2015	12.656035	12.284033	-2.94%	48,603
2014	12.369580	12.656035	2.32%	51,547
2013	10.997221	12.369580	12.48%	45,627
2012	10.094213	10.997221	8.95%	34,287
2011	10.429579	10.094213	-3.22%	21,034

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.741318	18.306494	9.35%	35,700
2019	14.192843	16.741318	17.96%	38,110
2018	15.754902	14.192843	-9.91%	48,679
2017	13.867312	15.754902	13.61%	53,272
2016	13.170820	13.867312	5.29%	54,414
2015	13.606728	13.170820	-3.20%	68,570
2014	13.247945	13.606728	2.71%	73,018
2013	11.138098	13.247945	18.94%	41,593
2012	9.991233	11.138098	11.48%	0
2011	10.548019	9.991233	-5.28%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.132334	12.805525	5.55%	386,713
2019	11.174875	12.132334	8.57%	394,830
2018	11.697252	11.174875	-4.47%	383,590
2017	11.210352	11.697252	4.34%	391,657
2016	10.922992	11.210352	2.63%	398,314
2015	11.216869	10.922992	-2.62%	422,052
2014	11.064922	11.216869	1.37%	430,381
2013	10.748988	11.064922	2.94%	18,352
2012	10.193308	10.748988	5.45%	27,798
2011	10.245702	10.193308	-0.51%	19,507
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.492533	11.842593	3.05%	102
2019	10.289701	11.492533	11.69%	102
2018	11.281217	10.289701	-8.79%	102
2017	10.019579	11.281217	12.59%	102
2016	9.675469	10.019579	3.56%	102
2015	10.305389	9.675469	-6.11%	1,147
2014	10.272812	10.305389	0.32%	102
2013*	10.000000	10.272812	2.73%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.887542	12.519935	5.32%	1,588
2019	10.499273	11.887542	13.22%	1,588
2018	11.518509	10.499273	-8.85%	1,588
2017	9.967594	11.518509	15.56%	2,350
2016	9.565842	9.967594	4.20%	1,588
2015	10.251062	9.565842	-6.68%	1,588
2014	10.344777	10.251062	-0.91%	5,228
2013*	10.000000	10.344777	3.45%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.754033	17.106775	8.59%	15,472
2019	13.592784	15.754033	15.90%	15,791
2018	14.914488	13.592784	-8.86%	28,388
2017	13.339138	14.914488	11.81%	37,844
2016	12.738305	13.339138	4.72%	62,802
2015	13.124938	12.738305	-2.95%	62,902
2014	12.794434	13.124938	2.58%	72,801
2013	11.071029	12.794434	15.57%	31,357
2012	10.043562	11.071029	10.23%	1,804
2011	10.482194	10.043562	-4.18%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	17.543562	19.320250	10.13%	11,075
2019	14.630741	17.543562	19.91%	11,127
2018	16.482128	14.630741	-11.23%	15,073
2017	14.229257	16.482128	15.83%	5,913
2016	13.480708	14.229257	5.55%	7,724
2015	13.952184	13.480708	-3.38%	5,461
2014	13.601935	13.952184	2.57%	2,994
2013	11.156786	13.601935	21.92%	2,994
2012	9.925624	11.156786	12.40%	1,842
2011	10.613301	9.925624	-6.48%	1,842
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.904090	14.875051	6.98%	16,605
2019	12.399968	13.904090	12.13%	17,392
2018	13.273759	12.399968	-6.58%	17,533
2017	12.312901	13.273759	7.80%	18,662
2016	11.840530	12.312901	3.99%	8,616
2015	12.199821	11.840530	-2.95%	17,499
2014	11.948344	12.199821	2.10%	85,380
2013	10.949196	11.948344	9.13%	16,326
2012	10.143019	10.949196	7.95%	45,904
2011	10.367062	10.143019	-2.16%	11,826
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.434222	10.972622	5.16%	8,179
2019	9.812377	10.434222	6.34%	15,428
2018	10.040048	9.812377	-2.27%	7,606
2017	9.924231	10.040048	1.17%	12,138
2016	9.892169	9.924231	0.32%	59,076
2015	10.069487	9.892169	-1.76%	24,340
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.735640	17.36%	12,884

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.113645	11.888106	6.97%	28,413
2019	10.337162	11.113645	7.51%	15,422
2018	10.693925	10.337162	-3.34%	12,036
2017	10.504756	10.693925	1.80%	24,129
2016	10.361984	10.504756	1.38%	29,363
2015	10.617609	10.361984	-2.41%	51,125
2014	10.319485	10.617609	2.89%	90,959
2013	10.739397	10.319485	-3.91%	12,623
2012	10.220417	10.739397	5.08%	86,579
2011*	10.000000	10.220417	2.20%	15,133
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.512173	10.698353	1.77%	139
2019	10.053642	10.512173	4.56%	0
2018*	10.000000	10.053642	0.54%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	11.359002	12.624971	11.15%	11,562
2019	9.417974	11.359002	20.61%	8,580
2018	11.626505	9.417974	-19.00%	22,319
2017	8.375000	11.626505	38.82%	45,513
2016	7.925165	8.375000	5.68%	27,071
2015	9.617117	7.925165	-17.59%	22,827
2014*	10.000000	9.617117	-3.83%	24,137
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.766696	12.237492	4.00%	412
2019	10.453629	11.766696	12.56%	412
2018	10.986724	10.453629	-4.85%	418
2017	10.490101	10.986724	4.73%	544
2016	9.366706	10.490101	11.99%	574
2015	9.803757	9.366706	-4.46%	1,090
2014*	10.000000	9.803757	-1.96%	2,023
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.036349	10.444569	4.07%	12,986
2019	9.627069	10.036349	4.25%	14,876
2018	9.819280	9.627069	-1.96%	15,523
2017	9.804566	9.819280	0.15%	8,112
2016	9.920363	9.804566	-1.17%	15,551
2015	10.123524	9.920363	-2.01%	9,335
2014*	10.000000	10.123524	1.24%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	8.485480	8.339480	-1.72%	482,611
2019	8.519679	8.485480	-0.40%	191,947
2018	8.587927	8.519679	-0.79%	283,796
2017	8.734938	8.587927	-1.68%	363,843
2016	8.903465	8.734938	-1.89%	472,863
2015	9.075903	8.903465	-1.90%	596,119
2014	9.251682	9.075903	-1.90%	521,985
2013	9.430865	9.251682	-1.90%	409,947
2012	9.614027	9.430865	-1.91%	941,699
2011	9.799709	9.614027	-1.89%	1,341,403
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.573533	12.209019	5.49%	15,448
2019	9.688547	11.573533	19.46%	17,937
2018	11.459840	9.688547	-15.46%	30,448
2017	9.353434	11.459840	22.52%	95,689
2016	9.446912	9.353434	-0.99%	11,580
2015	9.723200	9.446912	-2.84%	1,355
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.558796	15.005932	10.67%	8,661
2019	11.170403	13.558796	21.38%	5,845
2018	12.494377	11.170403	-10.60%	5,857
2017	10.753767	12.494377	16.19%	6,655
2016	10.013411	10.753767	7.39%	12,930
2015	10.310282	10.013411	-2.88%	11,365
2014*	10.000000	10.310282	3.10%	46,497
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	12.010310	12.890401	7.33%	5,181
2019	10.614506	12.010310	13.15%	5,181
2018	11.372774	10.614506	-6.67%	5,181
2017	10.431317	11.372774	9.03%	8,404
2016	10.002368	10.431317	4.29%	14,295
2015	10.213842	10.002368	-2.07%	7,497
2014*	10.000000	10.213842	2.14%	6,442
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	12.903968	14.129634	9.50%	15,553
2019	10.966993	12.903968	17.66%	3,249
2018	11.954134	10.966993	-8.26%	4,912
2017	10.613291	11.954134	12.63%	74,367
2016	10.041149	10.613291	5.70%	7,820
2015	10.290380	10.041149	-2.42%	7,807
2014*	10.000000	10.290380	2.90%	7,971

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	10.924073	11.436165	4.69%	0
2019	10.166472	10.924073	7.45%	13,824
2018	10.554804	10.166472	-3.68%	15,113
2017	10.180155	10.554804	3.68%	29,960
2016	9.952433	10.180155	2.29%	33,203
2015	10.118401	9.952433	-1.64%	20,885
2014*	10.000000	10.118401	1.18%	2,444
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.644146	11.943827	2.57%	0
2019	10.504278	11.644146	10.85%	4,688
2018	11.347243	10.504278	-7.43%	4,688
2017	10.143183	11.347243	11.87%	0
2016	9.780815	10.143183	3.70%	0
2015	10.304243	9.780815	-5.08%	2,176
2014	10.252044	10.304243	0.51%	1,298
2013*	10.000000	10.252044	2.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.168699	12.692907	4.31%	11
2019	10.763168	12.168699	13.06%	0
2018	11.679959	10.763168	-7.85%	0
2017	10.178859	11.679959	14.75%	0
2016	9.701140	10.178859	4.92%	0
2015	10.296276	9.701140	-5.78%	0
2014	10.316839	10.296276	-0.20%	2,690
2013*	10.000000	10.316839	3.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.505445	13.536924	8.25%	52,600
2019	10.826469	12.505445	15.51%	34,250
2018	11.702024	10.826469	-7.48%	40,526
2017	10.562599	11.702024	10.79%	77,240
2016	10.048813	10.562599	5.11%	69,975
2015	10.277840	10.048813	-2.23%	66,205
2014*	10.000000	10.277840	2.78%	6,641
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.194096	14.539183	10.19%	27,881
2019	11.039822	13.194096	19.51%	35,656
2018	12.197327	11.039822	-9.49%	36,241
2017	10.655638	12.197327	14.47%	35,161
2016	10.012235	10.655638	6.43%	24,729
2015	10.281199	10.012235	-2.62%	20,381
2014*	10.000000	10.281199	2.81%	14,559

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.694061	12.453027	6.49%	72,923
2019	10.504231	11.694061	11.33%	72,211
2018	11.123959	10.504231	-5.57%	72,211
2017	10.382437	11.123959	7.14%	85,824
2016	10.011992	10.382437	3.70%	85,824
2015	10.209036	10.011992	-1.93%	87,068
2014*	10.000000	10.209036	2.09%	80,290
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.431008	10.961886	5.09%	0
2019*	10.000000	10.431008	4.31%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.730615	12.185803	13.56%	0
2019*	10.000000	10.730615	7.31%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	25.832178	32.922750	27.45%	5,063
2019	20.221706	25.832178	27.74%	7,435
2018	21.330314	20.221706	-5.20%	6,478
2017	16.740275	21.330314	27.42%	8,022
2016	16.730644	16.740275	0.06%	12,751
2015	16.537139	16.730644	1.17%	12,375
2014	15.304284	16.537139	8.06%	14,962
2013	11.606361	15.304284	31.86%	9,053
2012	10.187393	11.606361	13.93%	2,185
2011	10.731179	10.187393	-5.07%	1,053
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.588293	19.288299	16.28%	16,773
2019	12.312807	16.588293	34.72%	20,201
2018	12.749085	12.312807	-3.42%	19,384
2017	10.226950	12.749085	24.66%	25,400
2016*	10.000000	10.226950	2.27%	19,792
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.781996	17.82%	31,657
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	13.894647	15.418322	10.97%	9,925
2019	11.272243	13.894647	23.26%	26,506
2018	12.968189	11.272243	-13.08%	33,813
2017	11.417075	12.968189	13.59%	39,783
2016	9.674626	11.417075	18.01%	57,418
2015	10.118439	9.674626	-4.39%	7,046

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.805055	22.115621	-3.02%	7,617
2019	18.770627	22.805055	21.49%	7,964
2018	22.035161	18.770627	-14.82%	10,244
2017	19.730212	22.035161	11.68%	11,832
2016	17.102299	19.730212	15.37%	21,687
2015	17.951593	17.102299	-4.73%	18,129
2014	15.637706	17.951593	14.80%	30,382
2013	11.748752	15.637706	33.10%	13,067
2012	10.294172	11.748752	14.13%	21,210
2011	10.742530	10.294172	-4.17%	1,080
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	17.014497	23.516212	38.21%	30,916
2019	12.779949	17.014497	33.13%	17,135
2018	14.152692	12.779949	-9.70%	34,111
2017	11.547653	14.152692	22.56%	22,987
2016	10.868103	11.547653	6.25%	22,119
2015	10.995477	10.868103	-1.16%	16,952
2014*	10.000000	10.995477	9.95%	21,596
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	12.402797	12.794056	3.15%	5,792
2019	10.624312	12.402797	16.74%	6,969
2018	13.042487	10.624312	-18.54%	7,453
2017	12.189587	13.042487	7.00%	7,526
2016	9.866366	12.189587	23.55%	34,184
2015	10.702023	9.866366	-7.81%	25,326
2014*	10.000000	10.702023	7.02%	34,737
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	14.199414	17.090234	20.36%	5,330
2019	11.519784	14.199414	23.26%	10,031
2018	13.442626	11.519784	-14.30%	5,666
2017	12.073759	13.442626	11.34%	5,491
2016	10.019286	12.073759	20.51%	13,015
2015	10.383154	10.019286	-3.50%	3,948
2014*	10.000000	10.383154	3.83%	5,644
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.714877	17.482193	11.25%	7,680
2019	12.506554	15.714877	25.65%	10,202
2018	13.422316	12.506554	-6.82%	3,419
2017	10.966224	13.422316	22.40%	2,919
2016*	10.000000	10.966224	9.66%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.291773	13.221335	-7.49%	4,590
2019	11.168326	14.291773	27.97%	23,085
2018	11.867357	11.168326	-5.89%	7,345
2017	11.396415	11.867357	4.13%	6,726
2016	10.838575	11.396415	5.15%	12,913
2015	11.711428	10.838575	-7.45%	11,566
2014	9.282692	11.711428	26.16%	11,881
2013*	10.000000	9.282692	-7.17%	658
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	15.767398	18.281964	15.95%	473,035
2019	12.254628	15.767398	28.66%	604,632
2018	13.098273	12.254628	-6.44%	785,668
2017	10.985918	13.098273	19.23%	781,268
2016	10.028283	10.985918	9.55%	695,498
2015	10.104985	10.028283	-0.76%	43,546
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.643790	9.728477	0.88%	7,492
2019	9.444540	9.643790	2.11%	21,159
2018	9.550137	9.444540	-1.11%	23,169
2017	9.583253	9.550137	-0.35%	22,731
2016	9.530866	9.583253	0.55%	30,036
2015	9.748728	9.530866	-2.23%	17,683
2014	9.888704	9.748728	-1.42%	55,561
2013	10.069619	9.888704	-1.80%	23,652
2012	9.915757	10.069619	1.55%	0
2011*	10.000000	9.915757	-0.84%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.482809	15.781862	17.05%	18,086
2019	10.998645	13.482809	22.59%	25,220
2018	12.647626	10.998645	-13.04%	38,673
2017	11.290723	12.647626	12.02%	48,918
2016	9.521544	11.290723	18.58%	66,232
2015	10.204146	9.521544	-6.69%	9,784
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	25.412769	40.012612	57.45%	13,872
2019	18.931083	25.412769	34.24%	17,524
2018	20.763337	18.931083	-8.82%	21,166
2017	16.596442	20.763337	25.11%	16,798
2016	15.951064	16.596442	4.05%	23,230
2015	16.316450	15.951064	-2.24%	19,016
2014	16.036002	16.316450	1.75%	26,781
2013	11.793460	16.036002	35.97%	10,484
2012	10.486684	11.793460	12.46%	8,534
2011	11.187350	10.486684	-6.26%	6,026

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	9.855851	10.467074	6.20%	0
2019	8.716623	9.855851	13.07%	0
2018	9.532993	8.716623	-8.56%	0
2017	9.108512	9.532993	4.66%	0
2016	9.344700	9.108512	-2.53%	0
2015	10.033428	9.344700	-6.86%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	10.546854	10.884563	3.20%	0
2019	9.357299	10.546854	12.71%	0
2018	10.440641	9.357299	-10.38%	6,783
2017	9.644115	10.440641	8.26%	14,129
2016	9.000930	9.644115	7.15%	15,235
2015	9.903366	9.000930	-9.11%	7,048
2014	10.125152	9.903366	-2.19%	7,048
2013*	10.000000	10.125152	1.25%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	9.480598	9.525709	0.48%	50,938
2019	9.386887	9.480598	1.00%	48,305
2018	10.189116	9.386887	-7.87%	19,892
2017	10.096311	10.189116	0.92%	19,020
2016	9.091851	10.096311	11.05%	24,444
2015	9.575266	9.091851	-5.05%	26,750
2014	9.625749	9.575266	-0.52%	49,902
2013*	10.000000	9.625749	-3.74%	6,144
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.551029	12.227669	5.86%	58,996
2019	10.537275	11.551029	9.62%	94,211
2018	11.361367	10.537275	-7.25%	120,374
2017	10.214245	11.361367	11.23%	220,037
2016	9.221461	10.214245	10.77%	189,997
2015	10.351181	9.221461	-10.91%	54,363
2014	10.503891	10.351181	-1.45%	73,155
2013	10.695652	10.503891	-1.79%	46,510
2012	9.497035	10.695652	12.62%	48,511
2011*	10.000000	9.497035	-5.03%	13,592
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.767221	5.727143	-0.69%	5,697
2019	5.279620	5.767221	9.24%	5,334
2018	6.273442	5.279620	-15.84%	5,919
2017	6.266331	6.273442	0.11%	61,913
2016	5.560414	6.266331	12.70%	17,564
2015	7.625029	5.560414	-27.08%	7,573
2014	9.551293	7.625029	-20.17%	8,950
2013	11.416262	9.551293	-16.34%	12,544
2012	11.070634	11.416262	3.12%	7,306
2011	12.205344	11.070634	-9.30%	12,853

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.385925	10.667003	2.71%	18,357
2019	10.098958	10.385925	2.84%	20,603
2018	10.201128	10.098958	-1.00%	20,733
2017	9.911897	10.201128	2.92%	22,836
2016	9.655985	9.911897	2.65%	16,830
2015	10.022189	9.655985	-3.65%	17,135
2014	9.924204	10.022189	0.99%	12,348
2013*	10.000000	9.924204	-0.76%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	13.869013	14.500713	4.55%	12,456
2019	12.330853	13.869013	12.47%	15,191
2018	13.208349	12.330853	-6.64%	12,383
2017	12.264021	13.208349	7.70%	17,952
2016	11.041917	12.264021	11.07%	21,417
2015	11.528445	11.041917	-4.22%	18,343
2014	11.588949	11.528445	-0.52%	21,953
2013	12.708269	11.588949	-8.81%	31,801
2012	11.000590	12.708269	15.52%	51,549
2011	10.557391	11.000590	4.20%	54,071
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.738141	11.588046	7.91%	15,023
2019	10.324648	10.738141	4.00%	6,455
2018	10.997529	10.324648	-6.12%	13,339
2017	10.329733	10.997529	6.46%	16,603
2016	10.129893	10.329733	1.97%	17,528
2015	10.771349	10.129893	-5.96%	30,847
2014	10.747961	10.771349	0.22%	40,052
2013	11.982606	10.747961	-10.30%	33,855
2012	11.430836	11.982606	4.83%	13,446
2011	10.843178	11.430836	5.42%	48,130
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	14.950890	15.490091	3.61%	23,852
2019	13.297397	14.950890	12.43%	20,412
2018	13.939947	13.297397	-4.61%	29,242
2017	13.340088	13.939947	4.50%	61,016
2016	12.102583	13.340088	10.23%	76,387
2015	12.559164	12.102583	-3.64%	87,216
2014	12.401503	12.559164	1.27%	37,823
2013	11.967936	12.401503	3.62%	41,635
2012	10.683798	11.967936	12.02%	66,304
2011	10.549022	10.683798	1.28%	32,396
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.819828	11.292079	4.36%	78,172
2019	10.169132	10.819828	6.40%	204,163
2018	10.337581	10.169132	-1.63%	18,702
2017*	10.000000	10.337581	3.38%	15,734

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.554119	10.917567	3.44%	86
2019	10.063898	10.554119	4.87%	611
2018	10.057163	10.063898	0.07%	882
2017*	10.000000	10.057163	0.57%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.586367	11.492514	8.56%	1,115
2019	10.093190	10.586367	4.89%	3,638
2018	10.726708	10.093190	-5.91%	9,140
2017	9.873950	10.726708	8.64%	26,073
2016	9.780688	9.873950	0.95%	9,752
2015	10.740819	9.780688	-8.94%	19,917
2014	10.915998	10.740819	-1.60%	11,956
2013	11.909522	10.915998	-8.34%	6,990
2012	11.537147	11.909522	3.23%	7,647
2011	10.847069	11.537147	6.36%	6,068
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.550622	9.639898	0.93%	197,046
2019	9.368010	9.550622	1.95%	317,951
2018	9.527862	9.368010	-1.68%	77,515
2017	9.591777	9.527862	-0.67%	76,509
2016	9.651088	9.591777	-0.61%	66,273
2015	9.817515	9.651088	-1.70%	174,054
2014	9.933330	9.817515	-1.17%	72,112
2013	10.149284	9.933330	-2.13%	90,970
2012	9.783786	10.149284	3.74%	276,241
2011*	10.000000	9.783786	-2.16%	38,266
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.079075	11.795784	6.47%	77,544
2019	10.433198	11.079075	6.19%	51,339
2018	10.704355	10.433198	-2.53%	36,744
2017	10.409667	10.704355	2.83%	56,205
2016	10.343507	10.409667	0.64%	87,699
2015	10.508572	10.343507	-1.57%	134,645
2014	10.283535	10.508572	2.19%	143,088
2013	10.702435	10.283535	-3.91%	314,416
2012	9.963663	10.702435	7.41%	272,524
2011*	10.000000	9.963663	-0.36%	187,400

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	14.665965	14.671723	0.04%	0
2019	13.081385	14.665965	12.11%	0
2018	13.887005	13.081385	-5.80%	0
2017	13.226836	13.887005	4.99%	0
2016	11.849306	13.226836	11.63%	0
2015	12.613049	11.849306	-6.06%	0
2014	12.895528	12.613049	-2.19%	0
2013	11.757279	12.895528	9.68%	0
2012	10.359614	11.757279	13.49%	2,405
2011	10.778608	10.359614	-3.89%	3,274
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	11.077375	14.730042	32.97%	489
2019	8.940150	11.077375	23.91%	2,029
2018	11.196431	8.940150	-20.15%	6,661
2017	8.588777	11.196431	30.36%	23,794
2016	8.698987	8.588777	-1.27%	1,970
2015	9.785392	8.698987	-11.10%	27,613
2014	10.133911	9.785392	-3.44%	24,063
2013	8.984925	10.133911	12.79%	51,865
2012	7.931761	8.984925	13.28%	2,229
2011	11.075118	7.931761	-28.38%	11,163
ProFunds - ProFund VP Banks - Q/NQ
2020	20.296840	16.881666	-16.83%	1,280
2019	15.165490	20.296840	33.84%	12,050
2018	18.831250	15.165490	-19.47%	10,648
2017	16.278067	18.831250	15.68%	14,469
2016	13.464773	16.278067	20.89%	14,105
2015	13.785274	13.464773	-2.32%	11,819
2014	12.731171	13.785274	8.28%	4,840
2013	9.724298	12.731171	30.92%	4,800
2012	7.430786	9.724298	30.86%	0
2011*	10.000000	7.430786	-25.69%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	10.472458	11.967094	14.27%	9,749
2019	9.068498	10.472458	15.48%	8,040
2018	11.227884	9.068498	-19.23%	22,588
2017	9.307848	11.227884	20.63%	25,869
2016	8.007048	9.307848	16.25%	8,631
2015	9.482399	8.007048	-15.56%	6,931
2014	9.505808	9.482399	-0.25%	11,098
2013	8.181798	9.505808	16.18%	18,140
2012	7.688217	8.181798	6.42%	82,607
2011*	10.000000	7.688217	-23.12%	5,026

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2020	1.957282	1.428239	-27.03%	0
2019	2.589383	1.957282	-24.41%	0
2018	2.536963	2.589383	2.07%	6,045
2017	3.152338	2.536963	-19.52%	0
2016	3.695652	3.152338	-14.70%	14,110
2015	3.962327	3.695652	-6.73%	30,747
2014	4.710211	3.962327	-15.88%	27,401
2013	6.537183	4.710211	-27.95%	1,313
2012	7.990232	6.537183	-18.19%	27,761
2011	8.938831	7.990232	-10.61%	409
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	28.540253	32.303121	13.18%	14,282
2019	24.981895	28.540253	14.24%	18,590
2018	27.311647	24.981895	-8.53%	25,756
2017	22.717906	27.311647	20.22%	19,042
2016	27.397476	22.717906	-17.08%	23,236
2015	27.035834	27.397476	1.34%	26,543
2014	21.244041	27.035834	27.26%	23,067
2013	12.857970	21.244041	65.22%	7,049
2012	9.315423	12.857970	38.03%	11,711
2011*	10.000000	9.315423	-6.85%	0
ProFunds - ProFund VP Bull - Q/NQ
2020	22.560292	25.680148	13.83%	3,096
2019	17.843673	22.560292	26.43%	9,087
2018	19.382778	17.843673	-7.94%	1,152
2017	16.554949	19.382778	17.08%	7,677
2016	15.388130	16.554949	7.58%	4,557
2015	15.758361	15.388130	-2.35%	93,975
2014	14.410863	15.758361	9.35%	151,753
2013	11.321131	14.410863	27.29%	29,649
2012	10.133459	11.321131	11.72%	174,545
2011	10.329234	10.133459	-1.90%	105,093
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	17.737577	22.804006	28.56%	3,291
2019	14.286349	17.737577	24.16%	693
2018	17.095244	14.286349	-16.43%	2,054
2017	15.145289	17.095244	12.87%	2,054
2016	14.909532	15.145289	1.58%	4,792
2015	14.590837	14.909532	2.18%	15,284
2014	13.493408	14.590837	8.13%	3,247
2013	10.708021	13.493408	26.01%	5,776
2012	9.846580	10.708021	8.75%	1,217
2011*	10.000000	9.846580	-1.53%	8,745

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	25.598444	32.230414	25.91%	8,144
2019	20.935807	25.598444	22.27%	6,747
2018	21.213069	20.935807	-1.31%	12,474
2017	18.267428	21.213069	16.13%	6,851
2016	17.872247	18.267428	2.21%	10,848
2015	17.402317	17.872247	2.70%	11,625
2014	15.773800	17.402317	10.32%	21,532
2013	11.495862	15.773800	37.21%	6,847
2012	9.597838	11.495862	19.78%	2,643
2011*	10.000000	9.597838	-4.02%	13,850
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	9.184582	11.417708	24.31%	13,458
2019	7.536124	9.184582	21.87%	5,536
2018	9.067467	7.536124	-16.89%	21,294
2017	6.935773	9.067467	30.73%	44,826
2016	6.368561	6.935773	8.91%	26,028
2015	7.856082	6.368561	-18.93%	7,766
2014	8.291902	7.856082	-5.26%	18,068
2013	9.032687	8.291902	-8.20%	43,163
2012	8.640372	9.032687	4.54%	42,128
2011	10.968802	8.640372	-21.23%	12,270
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	12.196478	10.859969	-10.96%	15,518
2019	10.555156	12.196478	15.55%	19,943
2018	12.531401	10.555156	-15.77%	33,562
2017	10.670126	12.531401	17.44%	37,070
2016	10.088398	10.670126	5.77%	12,602
2015	11.539088	10.088398	-12.57%	33,685
2014	12.876061	11.539088	-10.38%	39,554
2013	10.790720	12.876061	19.33%	114,772
2012	9.434427	10.790720	14.38%	17,062
2011	10.554718	9.434427	-10.61%	1,998
ProFunds - ProFund VP Financials - Q/NQ
2020	20.599656	19.850574	-3.64%	985
2019	16.119211	20.599656	27.80%	4,215
2018	18.346647	16.119211	-12.14%	12,563
2017	15.822833	18.346647	15.95%	12,569
2016	13.985840	15.822833	13.13%	10,501
2015	14.473035	13.985840	-3.37%	32,278
2014	13.065624	14.473035	10.77%	18,969
2013	10.083901	13.065624	29.57%	21,526
2012	8.241417	10.083901	22.36%	11,728
2011*	10.000000	8.241417	-17.59%	10,389

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2020	25.288892	28.389958	12.26%	12,402
2019	21.595380	25.288892	17.10%	14,973
2018	21.080895	21.595380	2.44%	14,806
2017	17.770763	21.080895	18.63%	13,491
2016	18.879237	17.770763	-5.87%	19,399
2015	18.324405	18.879237	3.03%	42,062
2014	15.100525	18.324405	21.35%	43,606
2013	11.013939	15.100525	37.10%	14,925
2012	9.563187	11.013939	15.17%	2,356
2011*	10.000000	9.563187	-4.37%	9,558
ProFunds - ProFund VP Industrials - Q/NQ
2020	19.933952	22.832795	14.54%	10,582
2019	15.571688	19.933952	28.01%	12,191
2018	18.198107	15.571688	-14.43%	28,919
2017	15.155062	18.198107	20.08%	57,292
2016	13.141864	15.155062	15.32%	40,229
2015	13.870848	13.141864	-5.26%	12,014
2014	13.392556	13.870848	3.57%	39,800
2013	9.879135	13.392556	35.56%	68,451
2012	8.696796	9.879135	13.60%	57,084
2011*	10.000000	8.696796	-13.03%	30,228
ProFunds - ProFund VP International - Q/NQ
2020	11.610760	11.947998	2.90%	500
2019	9.923346	11.610760	17.00%	385
2018	12.009243	9.923346	-17.37%	5,844
2017	10.050468	12.009243	19.49%	26,297
2016	10.340284	10.050468	-2.80%	5,931
2015	10.925465	10.340284	-5.36%	22,698
2014	12.119800	10.925465	-9.85%	35,804
2013	10.339078	12.119800	17.22%	119,963
2012	9.091201	10.339078	13.73%	55,571
2011	10.818330	9.091201	-15.96%	49,033
ProFunds - ProFund VP Internet - Q/NQ
2020	28.411660	42.037560	47.96%	10,535
2019	24.537006	28.411660	15.79%	10,353
2018	23.838796	24.537006	2.93%	12,343
2017	17.860227	23.838796	33.47%	5,274
2016	17.251320	17.860227	3.53%	5,515
2015	14.611520	17.251320	18.07%	17,719
2014	14.729316	14.611520	-0.80%	5,113
2013	9.896774	14.729316	48.83%	24,004
2012	8.423934	9.896774	17.48%	2,065
2011*	10.000000	8.423934	-15.76%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2020	15.296594	17.396978	13.73%	92
2019	12.994245	15.296594	17.72%	2,123
2018	14.991756	12.994245	-13.32%	2,121
2017	12.900831	14.991756	16.21%	941
2016	13.095938	12.900831	-1.49%	1,475
2015	12.616690	13.095938	3.80%	3,244
2014	12.459111	12.616690	1.26%	7,280
2013	8.567605	12.459111	45.42%	48,858
2012	7.103644	8.567605	20.61%	8,871
2011	8.889034	7.103644	-20.09%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	33.094364	47.260412	42.81%	18,525
2019	24.677868	33.094364	34.11%	13,239
2018	25.637957	24.677868	-3.74%	34,626
2017	20.044968	25.637957	27.90%	15,176
2016	19.411861	20.044968	3.26%	17,320
2015	18.415050	19.411861	5.41%	36,275
2014	16.043344	18.415050	14.78%	55,982
2013	12.179485	16.043344	31.72%	47,970
2012	10.681997	12.179485	14.02%	40,622
2011	10.732263	10.681997	-0.47%	27,580
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	8.609986	5.535407	-35.71%	63,165
2019	8.087950	8.609986	6.45%	52,830
2018	10.335813	8.087950	-21.75%	70,600
2017	10.880823	10.335813	-5.01%	126,075
2016	8.931075	10.880823	21.83%	142,992
2015	11.881151	8.931075	-24.83%	157,157
2014	13.588077	11.881151	-12.56%	161,277
2013	11.163896	13.588077	21.71%	40,607
2012	11.060192	11.163896	0.94%	70,777
2011	11.026306	11.060192	0.31%	53,629
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	18.521820	20.443553	10.38%	1,643
2019	16.556005	18.521820	11.87%	1,725
2018	17.993955	16.556005	-7.99%	5,305
2017	16.620089	17.993955	8.27%	2,088
2016	17.598194	16.620089	-5.56%	3,378
2015	17.175895	17.598194	2.46%	4,689
2014	14.668664	17.175895	17.09%	7,170
2013	11.359866	14.668664	29.13%	4,200
2012	10.353036	11.359866	9.72%	1,418
2011*	10.000000	10.353036	3.53%	12,293

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	3.974371	4.838776	21.75%	15,514
2019	2.775255	3.974371	43.21%	34,635
2018	3.269750	2.775255	-15.12%	11,554
2017	3.165805	3.269750	3.28%	24,655
2016	2.070980	3.165805	52.87%	25,429
2015	3.144060	2.070980	-34.13%	13,116
2014	4.209747	3.144060	-25.31%	6,805
2013	6.915492	4.209747	-39.13%	26,685
2012	8.249881	6.915492	-16.17%	4,427
2011*	10.000000	8.249881	-17.50%	1,442
ProFunds - ProFund VP Real Estate - Q/NQ
2020	15.915637	14.630707	-8.07%	12,201
2019	12.799005	15.915637	24.35%	7,681
2018	13.836618	12.799005	-7.50%	7,423
2017	13.053138	13.836618	6.00%	15,614
2016	12.584812	13.053138	3.72%	7,392
2015	12.787112	12.584812	-1.58%	42,446
2014	10.426305	12.787112	22.64%	17,167
2013	10.618457	10.426305	-1.81%	11,760
2012	9.238106	10.618457	14.94%	85,991
2011*	10.000000	9.238106	-7.62%	3,438
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.465811	1.773081	-28.09%	0
2019	3.043633	2.465811	-18.98%	0
2018	2.978947	3.043633	2.17%	0
2017	3.446861	2.978947	-13.58%	0
2016	3.704684	3.446861	-6.96%	104,691
2015	3.837350	3.704684	-3.46%	515
2014	5.608944	3.837350	-31.59%	515
2013	4.908738	5.608944	14.26%	5,530
2012	5.376985	4.908738	-8.71%	515
2011	8.769803	5.376985	-38.69%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	29.280513	41.607600	42.10%	8,578
2019	19.928195	29.280513	46.93%	8,040
2018	22.632237	19.928195	-11.95%	13,059
2017	17.018291	22.632237	32.99%	11,351
2016	13.583303	17.018291	25.29%	3,613
2015	14.256364	13.583303	-4.72%	748
2014	10.802361	14.256364	31.97%	5,749
2013	8.249793	10.802361	30.94%	0
2012	8.775868	8.249793	-5.99%	0
2011*	10.000000	8.775868	-12.24%	936

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	3.902269	2.612383	-33.05%	105
2019	5.034840	3.902269	-22.49%	105
2018	4.559031	5.034840	10.44%	1,213
2017	6.440240	4.559031	-29.21%	0
2016	7.837533	6.440240	-17.83%	895
2015	7.164085	7.837533	9.40%	704
2014	7.523194	7.164085	-4.77%	836
2013	7.686617	7.523194	-2.13%	907
2012	9.011391	7.686617	-14.70%	0
2011	8.300550	9.011391	8.56%	11,656
ProFunds - ProFund VP Short International - Q/NQ
2020	3.236340	2.636861	-18.52%	370
2019	3.994895	3.236340	-18.99%	370
2018	3.526895	3.994895	13.27%	9,988
2017	4.529803	3.526895	-22.14%	0
2016	4.906638	4.529803	-7.68%	11,253
2015	5.198270	4.906638	-5.61%	2,005
2014	5.154638	5.198270	0.85%	1,177
2013	6.651950	5.154638	-22.51%	9,686
2012	8.492994	6.651950	-21.68%	0
2011	8.503743	8.492994	-0.13%	43,472
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.228450	0.689602	-43.86%	687
2019	1.740580	1.228450	-29.42%	687
2018	1.827242	1.740580	-4.74%	9,693
2017	2.491589	1.827242	-26.66%	1,041
2016	2.823793	2.491589	-11.76%	1,041
2015	3.310298	2.823793	-14.70%	0
2014	4.185714	3.310298	-20.91%	4,255
2013	6.044027	4.185714	-30.75%	0
2012	7.587599	6.044027	-20.34%	40,136
2011	8.639289	7.587599	-12.17%	48,104
ProFunds - ProFund VP Technology - Q/NQ
2020	28.514194	40.506059	42.06%	11,691
2019	20.020319	28.514194	42.43%	14,576
2018	20.889816	20.020319	-4.16%	19,258
2017	15.751138	20.889816	32.62%	6,774
2016	14.291345	15.751138	10.21%	6,838
2015	14.226367	14.291345	0.46%	17,460
2014	12.277705	14.226367	15.87%	26,381
2013	9.996944	12.277705	22.81%	14,765
2012	9.238693	9.996944	8.21%	16,091
2011*	10.000000	9.238693	-7.61%	28,950

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	12.576421	12.726178	1.19%	2,733
2019	11.170272	12.576421	12.59%	1,541
2018	13.414029	11.170272	-16.73%	1,541
2017	13.969764	13.414029	-3.98%	1,541
2016	11.704693	13.969764	19.35%	4,609
2015	11.752538	11.704693	-0.41%	3,407
2014	11.912773	11.752538	-1.35%	2,403
2013	10.835697	11.912773	9.94%	70
2012	9.480091	10.835697	14.30%	0
2011*	10.000000	9.480091	-5.20%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	16.253812	19.243979	18.40%	5,462
2019	14.014927	16.253812	15.98%	3,299
2018	15.107127	14.014927	-7.23%	2,856
2017	14.064607	15.107127	7.41%	2,856
2016	14.380500	14.064607	-2.20%	2,908
2015	15.535337	14.380500	-7.43%	13,166
2014	11.610725	15.535337	33.80%	17,911
2013	14.631975	11.610725	-20.65%	18,399
2012	14.772369	14.631975	-0.95%	12,127
2011	10.492346	14.772369	40.79%	22,919
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	103.412657	189.002363	82.77%	476
2019	58.672631	103.412657	76.25%	1,773
2018	66.191468	58.672631	-11.36%	2,758
2017	40.080722	66.191468	65.15%	2,428
2016	37.611712	40.080722	6.56%	1,745
2015	33.749075	37.611712	11.45%	393
2014	25.325857	33.749075	33.26%	5,637
2013	14.418757	25.325857	75.65%	36,211
2012	10.989272	14.418757	31.21%	5,151
2011	11.337098	10.989272	-3.07%	1,263
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.145875	0.040836	-72.01%	1,329,339
2019	0.300417	0.145875	-51.44%	0
2018	0.346423	0.300417	-13.28%	0
2017	0.641336	0.346423	-45.98%	0
2016	0.819316	0.641336	-21.72%	0
2015	1.132610	0.819316	-27.66%	81,139
2014	1.797094	1.132610	-36.98%	103,481
2013	3.566513	1.797094	-49.61%	34,492
2012	5.612893	3.566513	-36.46%	68,307
2011	7.351814	5.612893	-23.65%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2020	19.883945	19.037946	-4.25%	11,138
2019	16.495607	19.883945	20.54%	15,534
2018	16.345411	16.495607	0.92%	20,237
2017	15.058885	16.345411	8.54%	13,419
2016	13.338735	15.058885	12.90%	13,531
2015	14.527217	13.338735	-8.18%	16,124
2014	11.763558	14.527217	23.49%	6,741
2013	10.582509	11.763558	11.16%	2,053
2012	10.772715	10.582509	-1.77%	3,779
2011*	10.000000	10.772715	7.73%	20,084
Rydex Variable Trust - Banking Fund - Q/NQ
2020	10.085423	9.056310	-10.20%	10,929
2019	8.007231	10.085423	25.95%	21,647
2018	10.101920	8.007231	-20.74%	23,697
2017	9.154179	10.101920	10.35%	25,080
2016	7.332584	9.154179	24.84%	66,588
2015	7.856505	7.332584	-6.67%	141,263
2014	7.743917	7.856505	1.45%	41,847
2013	6.110552	7.743917	26.73%	26,900
2012	5.014721	6.110552	21.85%	58,994
2011	6.572946	5.014721	-23.71%	14,636
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	24.213805	28.445668	17.48%	5,251
2019	20.326186	24.213805	19.13%	3,575
2018	25.101595	20.326186	-19.02%	19,469
2017	21.069886	25.101595	19.13%	27,078
2016	16.411876	21.069886	28.38%	22,751
2015	20.229198	16.411876	-18.87%	603
2014	21.002506	20.229198	-3.68%	3,166
2013	21.145155	21.002506	-0.67%	4,409
2012	19.467974	21.145155	8.62%	14,705
2011	23.754418	19.467974	-18.04%	7,428
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	32.102511	38.204617	19.01%	10,431
2019	26.248720	32.102511	22.30%	4,135
2018	29.551288	26.248720	-11.18%	16,913
2017	23.270984	29.551288	26.99%	17,666
2016	29.525864	23.270984	-21.18%	13,814
2015	27.746774	29.525864	6.41%	18,050
2014	21.314955	27.746774	30.18%	47,994
2013	14.090185	21.314955	51.28%	16,836
2012	10.562854	14.090185	33.39%	31,633
2011	9.735881	10.562854	8.49%	30,977

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	1.956980	1.483517	-24.19%	12,115
2019	1.730892	1.956980	13.06%	12,115
2018	2.079063	1.730892	-16.75%	6,017
2017	2.029315	2.079063	2.45%	4,675
2016	1.873592	2.029315	8.31%	13,896
2015	2.885146	1.873592	-35.06%	31,010
2014	4.456913	2.885146	-35.27%	36,130
2013	4.693993	4.456913	-5.05%	12,575
2012	4.853461	4.693993	-3.29%	26,518
2011	5.299373	4.853461	-8.41%	32,723
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	32.582228	34.384356	5.53%	11,091
2019	27.150451	32.582228	20.01%	5,532
2018	31.497983	27.150451	-13.80%	8,377
2017	28.787494	31.497983	9.42%	8,219
2016	27.835602	28.787494	3.42%	17,428
2015	26.712503	27.835602	4.20%	39,345
2014	24.177026	26.712503	10.49%	17,054
2013	19.216192	24.177026	25.82%	13,932
2012	17.964030	19.216192	6.97%	11,169
2011	16.095862	17.964030	11.61%	15,571
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	43.487397	43.399106	-0.20%	811
2019	30.060309	43.487397	44.67%	3,492
2018	35.730341	30.060309	-15.87%	3,788
2017	22.975228	35.730341	55.52%	3,930
2016	17.914951	22.975228	28.25%	2,584
2015	19.066112	17.914951	-6.04%	13,259
2014	16.639452	19.066112	14.58%	7,197
2013	10.425031	16.639452	59.61%	8,741
2012	9.071984	10.425031	14.91%	25,441
2011	8.476916	9.071984	7.02%	18,176
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	21.815943	33.379133	53.00%	3,157
2019	13.961494	21.815943	56.26%	13,450
2018	16.305351	13.961494	-14.37%	9,660
2017	12.681257	16.305351	28.58%	21,382
2016	10.395894	12.681257	21.98%	7,163
2015	10.378925	10.395894	0.16%	8,233
2014	8.550258	10.378925	21.39%	14,359
2013	6.453591	8.550258	32.49%	8,782
2012	6.510486	6.453591	-0.87%	7,356
2011	7.946618	6.510486	-18.07%	7,356

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2020	12.488501	8.063976	-35.43%	28,039
2019	11.918432	12.488501	4.78%	28,410
2018	16.306600	11.918432	-26.91%	68,709
2017	17.732473	16.306600	-8.04%	85,261
2016	13.759110	17.732473	28.88%	106,511
2015	20.101790	13.759110	-31.55%	134,753
2014	25.181464	20.101790	-20.17%	130,564
2013	20.790072	25.181464	21.12%	16,184
2012	20.696476	20.790072	0.45%	13,289
2011	22.407001	20.696476	-7.63%	8,916
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	6.629006	4.074975	-38.53%	26,608
2019	6.761669	6.629006	-1.96%	25,549
2018	12.683940	6.761669	-46.69%	29,760
2017	15.891873	12.683940	-20.19%	63,641
2016	13.153629	15.891873	20.82%	80,693
2015	19.632226	13.153629	-33.00%	88,987
2014	28.323019	19.632226	-30.68%	91,346
2013	23.304283	28.323019	21.54%	8,783
2012	23.661275	23.304283	-1.51%	3,512
2011	26.589840	23.661275	-11.01%	8,167
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	10.390409	10.217061	-1.67%	0
2019	8.247082	10.390409	25.99%	0
2018	10.376902	8.247082	-20.52%	0
2017	8.224803	10.376902	26.17%	2,604
2016	8.878995	8.224803	-7.37%	0
2015	9.751851	8.878995	-8.95%	1,060
2014	11.359804	9.751851	-14.15%	0
2013	9.346566	11.359804	21.54%	3,390
2012	7.831676	9.346566	19.34%	4,629
2011	9.407148	7.831676	-16.75%	4,108
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	14.311121	14.024086	-2.01%	9,151
2019	11.390330	14.311121	25.64%	9,702
2018	13.237643	11.390330	-13.95%	16,933
2017	11.674987	13.237643	13.38%	44,284
2016	10.274406	11.674987	13.63%	37,588
2015	10.908264	10.274406	-5.81%	34,104
2014	9.877039	10.908264	10.44%	27,441
2013	7.893258	9.877039	25.13%	25,470
2012	6.558714	7.893258	20.35%	36,700
2011	7.858354	6.558714	-16.54%	16,731

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	19.939071	23.854257	19.64%	7,533
2019	17.407085	19.939071	14.55%	2,917
2018	18.744135	17.407085	-7.13%	5,672
2017	17.427849	18.744135	7.55%	3,341
2016	17.824855	17.427849	-2.23%	8,978
2015	19.145798	17.824855	-6.90%	10,027
2014	14.493220	19.145798	32.10%	14,837
2013	18.072684	14.493220	-19.81%	8,586
2012	17.886129	18.072684	1.04%	10,733
2011	12.885984	17.886129	38.80%	34,651
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	29.015326	33.781210	16.43%	17,507
2019	24.131530	29.015326	20.24%	16,496
2018	24.298473	24.131530	-0.69%	23,625
2017	20.159298	24.298473	20.53%	19,891
2016	22.755203	20.159298	-11.41%	30,193
2015	22.190732	22.755203	2.54%	72,775
2014	18.151625	22.190732	22.25%	39,303
2013	13.047308	18.151625	39.12%	31,177
2012	11.352063	13.047308	14.93%	38,295
2011	11.053304	11.352063	2.70%	29,694
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	12.101255	11.815789	-2.36%	3,352
2019	10.836209	12.101255	11.67%	3,389
2018	11.143707	10.836209	-2.76%	4,950
2017	10.629113	11.143707	4.84%	38,267
2016	9.706649	10.629113	9.50%	47,456
2015	9.965363	9.706649	-2.60%	43,525
Rydex Variable Trust - Internet Fund - Q/NQ
2020	42.034918	66.065809	57.17%	2,022
2019	34.152222	42.034918	23.08%	1,108
2018	35.969028	34.152222	-5.05%	1,261
2017	27.368794	35.969028	31.42%	4,844
2016	26.711454	27.368794	2.46%	12,189
2015	25.128337	26.711454	6.30%	19,189
2014	25.123516	25.128337	0.02%	7,685
2013	16.934375	25.123516	48.36%	14,975
2012	14.467165	16.934375	17.05%	8,400
2011	16.743201	14.467165	-13.59%	11,715

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.187076	0.099530	-46.80%	317,768
2019	0.298410	0.187076	-37.31%	4,861
2018	0.299915	0.298410	-0.50%	96,398
2017	0.500788	0.299915	-40.11%	124,635
2016	0.725591	0.500788	-30.98%	94,833
2015	0.804261	0.725591	-9.78%	151,275
2014	1.047950	0.804261	-23.25%	160,690
2013	1.903797	1.047950	-44.95%	136,012
2012	2.502816	1.903797	-23.93%	124,802
2011	3.498343	2.502816	-28.46%	121,922
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.032743	1.573553	-22.59%	3,320
2019	2.389772	2.032743	-14.94%	0
2018	2.347359	2.389772	1.81%	0
2017	2.626070	2.347359	-10.61%	14,572
2016	2.757906	2.626070	-4.78%	7,149
2015	2.845957	2.757906	-3.09%	15,134
2014	3.863609	2.845957	-26.34%	23,526
2013	3.416971	3.863609	13.07%	97,310
2012	3.713352	3.416971	-7.98%	17,751
2011	5.441506	3.713352	-31.76%	2,162
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.086282	0.800372	-26.32%	5,698
2019	1.389549	1.086282	-21.82%	5,913
2018	1.277308	1.389549	8.79%	6,090
2017	1.505984	1.277308	-15.18%	6,865
2016	1.898249	1.505984	-20.66%	7,056
2015	1.957034	1.898249	-3.00%	8,387
2014	2.255680	1.957034	-13.24%	4,830
2013	3.174676	2.255680	-28.95%	26,533
2012	3.964192	3.174676	-19.92%	4,830
2011	4.360617	3.964192	-9.09%	4,830
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.392545	0.238752	-39.18%	10,109
2019	0.555854	0.392545	-29.38%	4,496
2018	0.582806	0.555854	-4.62%	193,151
2017	0.788502	0.582806	-26.09%	3,327
2016	0.887919	0.788502	-11.20%	58,875
2015	1.038826	0.887919	-14.53%	0
2014	1.301405	1.038826	-20.18%	0
2013	1.869846	1.301405	-30.40%	1,278
2012	2.343037	1.869846	-20.20%	0
2011	2.655926	2.343037	-11.78%	1,865

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	1.003140	0.680886	-32.12%	1,373
2019	1.288143	1.003140	-22.13%	2,451
2018	1.181676	1.288143	9.01%	129,476
2017	1.392302	1.181676	-15.13%	1,707
2016	1.780266	1.392302	-21.79%	45,574
2015	1.812905	1.780266	-1.80%	85,966
2014	2.027409	1.812905	-10.58%	11,108
2013	2.988657	2.027409	-32.16%	7,505
2012	3.722525	2.988657	-19.71%	24,204
2011	4.107153	3.722525	-9.36%	4,998
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.096509	0.806485	-26.45%	3,704
2019	1.449980	1.096509	-24.38%	1,860
2018	1.421830	1.449980	1.98%	28,911
2017	1.753548	1.421830	-18.92%	1,525
2016	2.031320	1.753548	-13.67%	1,525
2015	2.166744	2.031320	-6.25%	29,271
2014	2.581923	2.166744	-16.08%	8,004
2013	3.581707	2.581923	-27.91%	19,378
2012	4.398100	3.581707	-18.56%	66,821
2011	4.928828	4.398100	-10.77%	79,640
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	18.420996	25.383521	37.80%	853
2019	13.506379	18.420996	36.39%	216
2018	17.870604	13.506379	-24.42%	216
2017	12.119400	17.870604	47.45%	2,067
2016	11.347631	12.119400	6.80%	0
2015	10.328395	11.347631	9.87%	276
2014	12.446484	10.328395	-17.02%	0
2013	8.132998	12.446484	53.04%	0
2012	6.903082	8.132998	17.82%	0
2011	9.903366	6.903082	-30.30%	1,008
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	34.342830	40.769567	18.71%	698
2019	27.078980	34.342830	26.82%	698
2018	31.891625	27.078980	-15.09%	1,827
2017	27.064485	31.891625	17.84%	1,945
2016	25.179002	27.064485	7.49%	2,502
2015	25.588972	25.179002	-1.60%	10,157
2014	24.267781	25.588972	5.44%	1,808
2013	17.370526	24.267781	39.71%	924
2012	14.595794	17.370526	19.01%	5,897
2011	14.521909	14.595794	0.51%	934

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	48.222093	52.362474	8.59%	72
2019	36.115192	48.222093	33.52%	1,121
2018	45.679845	36.115192	-20.94%	333
2017	38.026590	45.679845	20.13%	352
2016	29.898205	38.026590	27.19%	1,109
2015	32.251963	29.898205	-7.30%	1,511
2014	29.371263	32.251963	9.81%	2,077
2013	19.928689	29.371263	47.38%	5,958
2012	16.340124	19.928689	21.96%	2,862
2011	18.024580	16.340124	-9.35%	13,430
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	91.490283	167.720697	83.32%	1,145
2019	51.667420	91.490283	77.08%	2,010
2018	58.080754	51.667420	-11.04%	1,780
2017	34.929278	58.080754	66.28%	2,889
2016	32.486083	34.929278	7.52%	6,041
2015	28.889586	32.486083	12.45%	15,766
2014	21.562332	28.889586	33.98%	12,501
2013	12.196132	21.562332	76.80%	21,403
2012	9.269575	12.196132	31.57%	12,969
2011	9.513042	9.269575	-2.56%	8,102
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	46.632011	66.314785	42.21%	16,195
2019	34.732088	46.632011	34.26%	12,746
2018	36.060915	34.732088	-3.68%	15,259
2017	28.032900	36.060915	28.64%	16,332
2016	26.961678	28.032900	3.97%	21,206
2015	25.391319	26.961678	6.18%	36,059
2014	22.038146	25.391319	15.22%	28,638
2013	16.687536	22.038146	32.06%	12,289
2012	14.568218	16.687536	14.55%	4,665
2011	14.534508	14.568218	0.23%	19,123
Rydex Variable Trust - Nova Fund - Q/NQ
2020	31.825347	37.474333	17.75%	6,143
2019	22.366970	31.825347	42.29%	3,957
2018	25.427302	22.366970	-12.04%	12,061
2017	19.667588	25.427302	29.29%	4,134
2016	17.323730	19.667588	13.53%	12,859
2015	17.787047	17.323730	-2.60%	5,163
2014	15.289594	17.787047	16.33%	5,818
2013	10.460720	15.289594	46.16%	151,691
2012	8.723207	10.460720	19.92%	12,650
2011	8.996844	8.723207	-3.04%	5,096

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	13.246127	17.451933	31.75%	10,819
2019	8.871681	13.246127	49.31%	11,829
2018	10.845642	8.871681	-18.20%	10,970
2017	10.323802	10.845642	5.05%	20,096
2016	6.357653	10.323802	62.38%	17,561
2015	9.307967	6.357653	-31.70%	17,131
2014	11.479933	9.307967	-18.92%	17,004
2013	21.712795	11.479933	-47.13%	23,966
2012	23.080168	21.712795	-5.92%	24,935
2011	31.020276	23.080168	-25.60%	35,055
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	25.667293	23.714530	-7.61%	1,187
2019	21.026746	25.667293	22.07%	1,254
2018	23.132024	21.026746	-9.10%	4,010
2017	22.107590	23.132024	4.63%	8,963
2016	20.457651	22.107590	8.07%	6,449
2015	21.393992	20.457651	-4.38%	7,515
2014	18.022030	21.393992	18.71%	15,248
2013	17.673987	18.022030	1.97%	15,941
2012	15.224233	17.673987	16.09%	11,856
2011	15.174815	15.224233	0.33%	7,262
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	29.138034	41.068196	40.94%	1,304
2019	23.861902	29.138034	22.11%	1,273
2018	25.138845	23.861902	-5.08%	5,070
2017	22.712289	25.138845	10.68%	3,409
2016	23.081607	22.712289	-1.60%	1,502
2015	23.845177	23.081607	-3.20%	12,334
2014	22.370645	23.845177	6.59%	17,580
2013	16.792375	22.370645	33.22%	1,604
2012	14.659689	16.792375	14.55%	1,604
2011	14.191097	14.659689	3.30%	43,924
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	34.297673	40.389236	17.76%	3,185
2019	25.827645	34.297673	32.79%	372
2018	32.737148	25.827645	-21.11%	1,698
2017	27.804408	32.737148	17.74%	2,596
2016	21.731675	27.804408	27.94%	2,757
2015	24.364076	21.731675	-10.80%	132
2014	23.814877	24.364076	2.31%	4,470
2013	15.309901	23.814877	55.55%	8,131
2012	12.781928	15.309901	19.78%	4,573
2011	14.837065	12.781928	-13.85%	1,853

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	37.195651	43.093101	15.86%	452
2019	23.330479	37.195651	59.43%	1,754
2018	28.116533	23.330479	-17.02%	4,228
2017	19.972901	28.116533	40.77%	4,482
2016	16.908621	19.972901	18.12%	3,032
2015	17.526957	16.908621	-3.53%	8,013
2014	14.332711	17.526957	22.29%	8,110
2013	8.659761	14.332711	65.51%	9,641
2012	6.822743	8.659761	26.92%	17,417
2011	7.240552	6.822743	-5.77%	3,623
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	26.409428	32.987128	24.91%	61,520
2019	21.264524	26.409428	24.19%	39,453
2018	22.972956	21.264524	-7.44%	53,124
2017	18.824261	22.972956	22.04%	58,011
2016	18.705797	18.824261	0.63%	64,047
2015	18.864294	18.705797	-0.84%	268,407
2014	17.105183	18.864294	10.28%	432,996
2013	12.338291	17.105183	38.63%	384,928
2012	11.100343	12.338291	11.15%	227,441
2011	11.439397	11.100343	-2.96%	174,466
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	22.684038	19.902465	-12.26%	51,752
2019	18.758160	22.684038	20.93%	76,105
2018	22.061441	18.758160	-14.97%	80,388
2017	19.408625	22.061441	13.67%	79,915
2016	16.851669	19.408625	15.17%	123,613
2015	18.956148	16.851669	-11.10%	123,499
2014	17.417234	18.956148	8.84%	235,956
2013	12.222176	17.417234	42.51%	313,700
2012	10.193545	12.222176	19.90%	68,595
2011	10.730630	10.193545	-5.01%	246,820
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	24.579875	31.459167	27.99%	10,633
2019	21.710158	24.579875	13.22%	7,126
2018	25.986530	21.710158	-16.46%	9,512
2017	22.303651	25.986530	16.51%	10,810
2016	22.136901	22.303651	0.75%	12,294
2015	22.271773	22.136901	-0.61%	158,597
2014	23.061284	22.271773	-3.42%	168,576
2013	17.536448	23.061284	31.50%	300,755
2012	15.403967	17.536448	13.84%	217,936
2011	15.805702	15.403967	-2.54%	47,106

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	21.727227	22.895159	5.38%	40,209
2019	18.086118	21.727227	20.13%	57,384
2018	22.757570	18.086118	-20.53%	63,312
2017	20.501513	22.757570	11.00%	65,171
2016	16.213650	20.501513	26.45%	138,274
2015	18.752746	16.213650	-13.54%	68,092
2014	17.911673	18.752746	4.70%	88,943
2013	13.444637	17.911673	33.23%	208,743
2012	11.715434	13.444637	14.76%	32,737
2011	12.861657	11.715434	-8.91%	238,901
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	24.596394	27.931254	13.56%	7,116
2019	22.272281	24.596394	10.44%	4,729
2018	24.959941	22.272281	-10.77%	52,466
2017	21.917066	24.959941	13.88%	18,147
2016	18.822233	21.917066	16.44%	29,284
2015	19.258676	18.822233	-2.27%	126,882
2014	19.631821	19.258676	-1.90%	169,501
2013	14.162046	19.631821	38.62%	176,548
2012	13.052354	14.162046	8.50%	231,467
2011	12.852816	13.052354	1.55%	24,333
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	16.936517	15.622820	-7.76%	7,581
2019	14.306264	16.936517	18.39%	19,839
2018	18.364111	14.306264	-22.10%	28,455
2017	18.770894	18.364111	-2.17%	29,809
2016	14.523620	18.770894	29.24%	76,072
2015	17.124190	14.523620	-15.19%	30,828
2014	17.229728	17.124190	-0.61%	89,168
2013	12.296755	17.229728	40.12%	100,167
2012	10.413254	12.296755	18.09%	22,302
2011	11.721534	10.413254	-11.16%	23,217
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	6.632120	5.592926	-15.67%	0
2019	6.462468	6.632120	2.63%	0
2018	5.891822	6.462468	9.69%	1,436
2017	7.292756	5.891822	-19.21%	12,098
2016	6.947181	7.292756	4.97%	1,049
2015	6.247564	6.947181	11.20%	2,105
2014	5.180544	6.247564	20.60%	26,652
2013	5.442471	5.180544	-4.81%	2,907
2012	5.920023	5.442471	-8.07%	1,430
2011	6.302933	5.920023	-6.08%	2,992

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2020	33.438485	48.959060	46.42%	42,086
2019	24.391320	33.438485	37.09%	25,167
2018	25.243562	24.391320	-3.38%	56,790
2017	19.400416	25.243562	30.12%	33,305
2016	17.803743	19.400416	8.97%	67,149
2015	17.948781	17.803743	-0.81%	84,233
2014	16.594569	17.948781	8.16%	72,558
2013	12.493796	16.594569	32.82%	27,553
2012	11.373359	12.493796	9.85%	9,636
2011	12.767844	11.373359	-10.92%	25,972
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	9.425960	10.124854	7.41%	562
2019	8.487210	9.425960	11.06%	0
2018	9.136337	8.487210	-7.10%	6,380
2017	8.797852	9.136337	3.85%	1,031
2016	7.638393	8.797852	15.18%	697
2015	8.348044	7.638393	-8.50%	13,415
2014	8.292850	8.348044	0.67%	316
2013	7.196629	8.292850	15.23%	1,557
2012	6.996351	7.196629	2.86%	1,531
2011	8.331570	6.996351	-16.03%	17,366
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	29.519537	40.723955	37.96%	1,425
2019	24.615838	29.519537	19.92%	3,881
2018	31.389276	24.615838	-21.58%	6,033
2017	26.221548	31.389276	19.71%	11,622
2016	23.155783	26.221548	13.24%	14,967
2015	27.474691	23.155783	-15.72%	15,659
2014	22.806585	27.474691	20.47%	40,888
2013	15.432824	22.806585	47.78%	23,140
2012	13.379697	15.432824	15.35%	12,040
2011	15.344596	13.379697	-12.81%	12,130
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	20.467067	19.047702	-6.93%	5,822
2019	17.530197	20.467067	16.75%	17,414
2018	17.220178	17.530197	1.80%	19,859
2017	15.810924	17.220178	8.91%	13,592
2016	13.852893	15.810924	14.13%	24,519
2015	15.243427	13.852893	-9.12%	43,670
2014	12.643934	15.243427	20.56%	24,145
2013	11.343112	12.643934	11.47%	15,625
2012	11.435555	11.343112	-0.81%	13,572
2011	10.023783	11.435555	14.08%	53,065

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	5.066699	5.452199	7.61%	4,726
2019	5.427929	5.066699	-6.66%	0
2018	6.262090	5.427929	-13.32%	0
2017	5.349787	6.262090	17.05%	0
2016	5.973477	5.349787	-10.44%	0
2015	7.321280	5.973477	-18.41%	7,833
2014	9.557674	7.321280	-23.40%	3,659
2013	10.025025	9.557674	-4.66%	1,438
2012	10.140411	10.025025	-1.14%	3,646
2011	10.731736	10.140411	-5.51%	5,407
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	10.745057	11.318706	5.34%	275
2019	10.317007	10.745057	4.15%	84
2018	9.821106	10.317007	5.05%	2,347
2017	9.760512	9.821106	0.62%	2,446
2016	9.711829	9.760512	0.50%	84
2015	9.990381	9.711829	-2.79%	84
2014	10.045809	9.990381	-0.55%	84
2013*	10.000000	10.045809	0.46%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.583109	5.355314	16.85%	37,662
2019	4.176198	4.583109	9.74%	26,635
2018	5.936221	4.176198	-29.65%	35,053
2017	6.155380	5.936221	-3.56%	68,624
2016	4.365907	6.155380	40.99%	72,778
2015	6.687343	4.365907	-34.71%	41,351
2014	8.426869	6.687343	-20.64%	37,993
2013	7.771442	8.426869	8.43%	19,229
2012	7.662864	7.771442	1.42%	19,762
2011*	10.000000	7.662864	-23.37%	10,259
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	11.979661	16.292063	36.00%	9,334
2019	8.801324	11.979661	36.11%	9,040
2018	10.755977	8.801324	-18.17%	9,387
2017*	10.000000	10.755977	7.56%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.750600	10.382862	-3.42%	992
2019*	10.000000	10.750600	7.51%	992

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	14.760908	15.812158	7.12%	0
2019	12.736128	14.760908	15.90%	0
2018	13.880620	12.736128	-8.25%	0
2017	12.243153	13.880620	13.37%	3,724
2016	11.954765	12.243153	2.41%	3,394
2015	12.036793	11.954765	-0.68%	0
2014	11.461333	12.036793	5.02%	1,857
2013	10.053264	11.461333	14.01%	0
2012	9.043970	10.053264	11.16%	0
2011*	10.000000	9.043970	-9.56%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.731578	8.750585	0.22%	0
2019	7.625022	8.731578	14.51%	0
2018*	10.000000	7.625022	-23.75%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.712034	6.395523	-26.59%	4,957
2019	7.379028	8.712034	18.06%	3,901
2018	9.287395	7.379028	-20.55%	3,852
2017	9.551773	9.287395	-2.77%	3,881
2016	6.918619	9.551773	38.06%	4,163
2015	11.367494	6.918619	-39.14%	4,158
2014	10.359647	11.367494	9.73%	2,357
2013*	10.000000	10.359647	3.60%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	15.122343	16.198962	7.12%	1,011
2019	11.029135	15.122343	37.11%	1,011
2018	12.861543	11.029135	-14.25%	1,011
2017	10.496617	12.861543	22.53%	1,971
2016	9.914405	10.496617	5.87%	0
2015	10.246537	9.914405	-3.24%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.261456	11.022705	7.42%	10,278
2019	9.609998	10.261456	6.78%	12,299
2018	10.086500	9.609998	-4.72%	16,835
2017	9.922234	10.086500	1.66%	30,461
2016	9.693712	9.922234	2.36%	42,328
2015	10.136714	9.693712	-4.37%	52,254
2014	10.008067	10.136714	1.29%	50,659
2013	11.152826	10.008067	-10.26%	41,934
2012	10.592798	11.152826	5.29%	44,156
2011*	10.000000	10.592798	5.93%	11,655

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	13.434663	14.728227	9.63%	8,757
2019	11.054362	13.434663	21.53%	10,046
2018	12.106941	11.054362	-8.69%	11,872
2017	10.247598	12.106941	18.14%	15,733
2016	9.209073	10.247598	11.28%	26,604
2015*	10.000000	9.209073	-7.91%	38,891
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	13.047831	12.918376	-0.99%	1,894
2019	10.475337	13.047831	24.56%	22,355
2018	11.761111	10.475337	-10.93%	38,989
2017	11.029513	11.761111	6.63%	21,040
2016	9.336171	11.029513	18.14%	22,733
2015*	10.000000	9.336171	-6.64%	18,947
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.160023	11.392599	2.08%	6,410
2019	9.676994	11.160023	15.33%	5,698
2018	10.641978	9.676994	-9.07%	5,592
2017	9.634343	10.641978	10.46%	5,003
2016	9.467109	9.634343	1.77%	10,392
2015	9.831654	9.467109	-3.71%	14,693
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	15.503467	19.668808	26.87%	2,559
2019	12.047558	15.503467	28.69%	3,274
2018	13.777469	12.047558	-12.56%	3,532
2017	11.184638	13.777469	23.18%	6,347
2016	11.199514	11.184638	-0.13%	4,993
2015	11.424501	11.199514	-1.97%	5,448
2014	11.436402	11.424501	-0.10%	4,780
2013*	10.000000	11.436402	14.36%	2,144
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.367382	11.033651	6.43%	2,229
2019	9.687448	10.367382	7.02%	3,295
2018	9.952985	9.687448	-2.67%	0
2017	9.835051	9.952985	1.20%	0
2016*	10.000000	9.835051	-1.65%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	12.093080	13.558967	12.12%	0
2019	10.174273	12.093080	18.86%	7,888
2018	10.944845	10.174273	-7.04%	8,443
2017	9.729440	10.944845	12.49%	9,033
2016	9.346614	9.729440	4.10%	6,120
2015	9.928228	9.346614	-5.86%	6,054

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.368515	14.591303	1.55%	3,445
2019	11.497038	14.368515	24.98%	4,397
2018	12.666391	11.497038	-9.23%	4,522
2017	11.088920	12.666391	14.23%	5,029
2016*	10.000000	11.088920	10.89%	1,826
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	13.918932	16.473838	18.36%	14,937
2019	12.055263	13.918932	15.46%	21,803
2018	13.304740	12.055263	-9.39%	23,778
2017	11.932779	13.304740	11.50%	44,728
2016	11.723345	11.932779	1.79%	51,025
2015	12.077425	11.723345	-2.93%	57,125
2014	12.084128	12.077425	-0.06%	48,210
2013	10.771596	12.084128	12.19%	24,859
2012	9.990568	10.771596	7.82%	19,495
2011	10.573743	9.990568	-5.52%	23,925
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.827096	13.563704	5.74%	1,309
2019	10.915013	12.827096	17.52%	1,379
2018	13.204650	10.915013	-17.34%	1,431
2017	11.705856	13.204650	12.80%	1,511
2016	10.362670	11.705856	12.96%	8,264
2015	10.841571	10.362670	-4.42%	7,943
2014*	10.000000	10.841571	8.42%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.928093	11.390775	4.23%	602
2019	9.565016	10.928093	14.25%	0
2018	10.162694	9.565016	-5.88%	0
2017*	10.000000	10.162694	1.63%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	5.049276	4.877531	-3.40%	859
2019	4.826774	5.049276	4.61%	1,010
2018	5.573007	4.826774	-13.39%	865
2017	5.598633	5.573007	-0.46%	1,080
2016	5.096990	5.598633	9.84%	1,080
2015	6.940306	5.096990	-26.56%	1,080
2014	8.529405	6.940306	-18.63%	1,080
2013	9.694844	8.529405	-12.02%	215
2012	10.099740	9.694844	-4.01%	372
2011	11.792059	10.099740	-14.35%	157

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.629989	10.631080	0.01%	11,072
2019	10.124694	10.629989	4.99%	7,294
2018	10.336046	10.124694	-2.04%	4,657
2017	10.190242	10.336046	1.43%	5,910
2016	9.538997	10.190242	6.83%	1,192
2015*	10.000000	9.538997	-4.61%	2,585
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.398242	13.343715	28.33%	177
2019	8.208629	10.398242	26.67%	184
2018*	10.000000	8.208629	-17.91%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	13.763121	15.456323	12.30%	0
2019	11.894345	13.763121	15.71%	1,280
2018	12.853942	11.894345	-7.47%	1,280
2017	11.524951	12.853942	11.53%	1,280
2016	11.428986	11.524951	0.84%	1,280
2015	11.663338	11.428986	-2.01%	2,650
2014	11.271056	11.663338	3.48%	1,280
2013	9.966400	11.271056	13.09%	1,280
2012	9.056916	9.966400	10.04%	426
2011*	10.000000	9.056916	-9.43%	642
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.487098	16.150304	19.75%	11,229
2019	11.082677	13.487098	21.70%	11,153
2018	11.829705	11.082677	-6.31%	5,412
2017	10.389799	11.829705	13.86%	253
2016*	10.000000	10.389799	3.90%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	13.161243	13.735718	4.36%	2,988
2019	10.560351	13.161243	24.63%	6,720
2018	11.777062	10.560351	-10.33%	8,205
2017	10.661842	11.777062	10.46%	8,364
2016	9.237398	10.661842	15.42%	14,766
2015*	10.000000	9.237398	-7.63%	20,976
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.513925	15.311590	5.50%	12,260
2019	11.414613	14.513925	27.15%	11,920
2018	12.821584	11.414613	-10.97%	9,664
2017	11.213108	12.821584	14.34%	3,343
2016*	10.000000	11.213108	12.13%	155

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.088634	24.052683	40.75%	11,913
2019	13.008572	17.088634	31.36%	12,164
2018	13.326388	13.008572	-2.38%	21,357
2017	10.080759	13.326388	32.20%	42,749
2016	10.224465	10.080759	-1.41%	31,929
2015*	10.000000	10.224465	2.24%	41,388
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	11.322105	11.370338	0.43%	16,399
2019	10.061269	11.322105	12.53%	17,021
2018	10.648701	10.061269	-5.52%	3,223
2017	10.157633	10.648701	4.83%	19,043
2016	9.073431	10.157633	11.95%	19,654
2015*	10.000000	9.073431	-9.27%	5,960
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.567051	11.310451	7.04%	2,192
2019	9.850790	10.567051	7.27%	2,192
2018	10.127506	9.850790	-2.73%	0
2017	9.931885	10.127506	1.97%	0
2016*	10.000000	9.931885	-0.68%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.227791	10.261166	-8.61%	0
2019	9.313655	11.227791	20.55%	64
2018	10.155525	9.313655	-8.29%	0
2017*	10.000000	10.155525	1.56%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	10.962091	11.517897	5.07%	12,388
2019	10.103493	10.962091	8.50%	13,819
2018	10.604904	10.103493	-4.73%	19,940
2017	10.056411	10.604904	5.45%	22,939
2016	9.494608	10.056411	5.92%	10,140
2015	9.874620	9.494608	-3.85%	6,166
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	16.167442	17.713764	9.56%	2,564
2019	13.756922	16.167442	17.52%	2,564
2018	15.530635	13.756922	-11.42%	3,260
2017	14.144285	15.530635	9.80%	4,707
2016	12.744935	14.144285	10.98%	4,707
2015	13.859589	12.744935	-8.04%	6,876
2014	13.743806	13.859589	0.84%	6,876
2013	11.324995	13.743806	21.36%	3,541
2012	10.015135	11.324995	13.08%	5,122
2011	10.373869	10.015135	-3.46%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	12.607285	12.447174	-1.27%	14,140
2019	11.078855	12.607285	13.80%	14,890
2018	11.808689	11.078855	-6.18%	25,123
2017	10.980672	11.808689	7.54%	34,399
2016	9.821153	10.980672	11.81%	49,282
2015	10.776751	9.821153	-8.87%	63,108
2014	10.506134	10.776751	2.58%	35,518
2013*	10.000000	10.506134	5.06%	9,560
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	13.849276	12.973078	-6.33%	2,041
2019	11.357134	13.849276	21.94%	2,054
2018	13.048060	11.357134	-12.96%	2,160
2017	12.253270	13.048060	6.49%	4,152
2016	11.139912	12.253270	9.99%	4,484
2015	11.791918	11.139912	-5.53%	7,799
2014	11.376981	11.791918	3.65%	7,251
2013*	10.000000	11.376981	13.77%	4,779
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.445112	8.771799	-7.13%	18,055
2019	9.442877	9.445112	0.02%	17,530
2018	9.448638	9.442877	-0.06%	18,937
2017	9.453972	9.448638	-0.06%	15,270
2016	9.366240	9.453972	0.94%	13,602
2015*	10.000000	9.366240	-6.34%	13,742
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.275656	11.510563	2.08%	0
2019	10.273576	11.275656	9.75%	0
2018	10.954012	10.273576	-6.21%	0
2017	9.876284	10.954012	10.91%	0
2016	9.653431	9.876284	2.31%	0
2015	10.453551	9.653431	-7.65%	0
2014	10.256780	10.453551	1.92%	0
2013*	10.000000	10.256780	2.57%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.475844	9.326597	-1.58%	3,015
2019	9.488402	9.475844	-0.13%	9,684
2018	9.547559	9.488402	-0.62%	16,411
2017	9.616169	9.547559	-0.71%	7,888
2016	9.713544	9.616169	-1.00%	8,137
2015	9.963024	9.713544	-2.50%	9,984
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.991730	10.455201	4.64%	0
2019	9.364315	9.991730	6.70%	0
2018*	10.000000	9.364315	-6.36%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	6.067783	6.103993	0.60%	923
2019	5.722534	6.067783	6.03%	938
2018	6.416231	5.722534	-10.81%	1,762
2017	6.019232	6.416231	6.60%	3,101
2016	7.202021	6.019232	-16.42%	5,294
2015	7.460740	7.202021	-3.47%	19,743
2014	6.788749	7.460740	9.90%	5,384
2013	6.749025	6.788749	0.59%	4,593
2012	7.752222	6.749025	-12.94%	9,913
2011	8.652546	7.752222	-10.41%	5,369
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	13.025615	13.401071	2.88%	378
2019	12.587542	13.025615	3.48%	479
2018	14.746995	12.587542	-14.64%	469
2017	13.094481	14.746995	12.62%	1,036
2016	13.267269	13.094481	-1.30%	1,846
2015	13.362731	13.267269	-0.71%	7,358
2014	13.257967	13.362731	0.79%	1,131
2013	11.511857	13.257967	15.17%	1,189
2012	11.243165	11.511857	2.39%	4,583
2011	12.271637	11.243165	-8.38%	4,814
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.314204	8.754358	5.29%	8,617
2019	8.074746	8.314204	2.97%	9,011
2018	8.676539	8.074746	-6.94%	9,431
2017	8.534992	8.676539	1.66%	9,722
2016	8.746571	8.534992	-2.42%	10,418
2015	8.758587	8.746571	-0.14%	11,334
2014	8.535077	8.758587	2.62%	19,911
2013	8.563248	8.535077	-0.33%	20,775
2012	8.543879	8.563248	0.23%	46,694
2011	8.428409	8.543879	1.37%	54,391
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	11.115779	10.899799	-1.94%	5,953
2019	10.535728	11.115779	5.51%	7,171
2018	10.833553	10.535728	-2.75%	28,916
2017	10.678663	10.833553	1.45%	22,482
2016	10.031444	10.678663	6.45%	21,342
2015	10.156960	10.031444	-1.24%	18,519
2014	10.118037	10.156960	0.38%	15,683
2013*	10.000000	10.118037	1.18%	7,434

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	11.784279	12.708804	7.85%	392
2019	10.461651	11.784279	12.64%	394
2018	11.438583	10.461651	-8.54%	1,410
2017	10.621156	11.438583	7.70%	5,795
2016	9.713242	10.621156	9.35%	7,263
2015	10.362450	9.713242	-6.27%	6,464
2014	9.997652	10.362450	3.65%	15,663
2013*	10.000000	9.997652	-0.02%	157
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	16.576980	20.697130	24.85%	4,086
2019	12.861222	16.576980	28.89%	4,310
2018	15.147303	12.861222	-15.09%	4,212
2017	11.331834	15.147303	33.67%	5,095
2016	11.574770	11.331834	-2.10%	946
2015	11.386814	11.574770	1.65%	1,405
2014	11.379324	11.386814	0.07%	5,511
2013*	10.000000	11.379324	13.79%	8,321
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	13.881605	15.499844	11.66%	5,970
2019	11.625772	13.881605	19.40%	6,315
2018	12.540397	11.625772	-7.29%	9,995
2017	10.813155	12.540397	15.97%	10,487
2016	11.318305	10.813155	-4.46%	16,105
2015	12.594689	11.318305	-10.13%	21,320
2014	13.559168	12.594689	-7.11%	34,946
2013	11.051316	13.559168	22.69%	40,356
2012	9.457931	11.051316	16.85%	45,376
2011	10.394733	9.457931	-9.01%	36,122
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.860928	9.545295	-3.20%	24,653
2019	8.512669	9.860928	15.84%	24,486
2018	10.661459	8.512669	-20.15%	28,717
2017	8.505889	10.661459	25.34%	21,480
2016	7.182082	8.505889	18.43%	18,965
2015	9.162735	7.182082	-21.62%	15,763
2014	9.799432	9.162735	-6.50%	2,572
2013*	10.000000	9.799432	-2.01%	120
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.203981	11.767644	5.03%	6,878
2019	10.022268	11.203981	11.79%	5,300
2018	10.666870	10.022268	-6.04%	2,345
2017	10.032928	10.666870	6.32%	2,607
2016	8.869716	10.032928	13.11%	2,946
2015	9.631619	8.869716	-7.91%	3,387
2014	9.973731	9.631619	-3.43%	557
2013*	10.000000	9.973731	-0.26%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.431762	10.988018	5.33%	2,976
2019	9.813871	10.431762	6.30%	3,066
2018	10.113958	9.813871	-2.97%	3,119
2017	9.930835	10.113958	1.84%	2,811
2016*	10.000000	9.930835	-0.69%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.610672	18.092449	32.93%	235
2019	11.375135	13.610672	19.65%	5,358
2018	11.911073	11.375135	-4.50%	11,541
2017	10.884233	11.911073	9.43%	12,246
2016*	10.000000	10.884233	8.84%	504
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	12.381483	12.866746	3.92%	333
2019	11.047711	12.381483	12.07%	333
2018	11.837154	11.047711	-6.67%	529
2017	10.916333	11.837154	8.44%	2,932
2016	10.504503	10.916333	3.92%	3,367
2015	10.987096	10.504503	-4.39%	4,449
2014	10.749045	10.987096	2.21%	13,261
2013	10.100010	10.749045	6.43%	3,267
2012	9.427946	10.100010	7.13%	2,433
2011*	10.000000	9.427946	-5.72%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	12.339207	12.768019	3.48%	4,368
2019	11.022709	12.339207	11.94%	5,902
2018	12.095249	11.022709	-8.87%	12,342
2017	11.256164	12.095249	7.45%	13,290
2016	10.381008	11.256164	8.43%	17,001
2015	10.713414	10.381008	-3.10%	18,359
2014	10.619542	10.713414	0.88%	12,881
2013	11.870191	10.619542	-10.54%	6,245
2012	10.270792	11.870191	15.57%	1,802
2011*	10.000000	10.270792	2.71%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.563957	12.142030	-3.36%	432
2019	10.021165	12.563957	25.37%	392
2018	11.097097	10.021165	-9.70%	404
2017	10.055728	11.097097	10.36%	1,169
2016	8.920035	10.055728	12.73%	7,379
2015	10.564420	8.920035	-15.57%	7,303
2014*	10.000000	10.564420	5.64%	1,071

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	12.946684	10.808857	-16.51%	7,117
2019	11.184714	12.946684	15.75%	6,567
2018	12.427565	11.184714	-10.00%	8,078
2017	11.552558	12.427565	7.57%	8,836
2016	11.424859	11.552558	1.12%	10,331
2015	11.819714	11.424859	-3.34%	12,617
2014	10.588131	11.819714	11.63%	5,915
2013	10.521595	10.588131	0.63%	3,384
2012	8.258336	10.521595	27.41%	48
2011*	10.000000	8.258336	-17.42%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	12.752618	13.860277	8.69%	0
2019	11.046366	12.752618	15.45%	0
2018	12.069773	11.046366	-8.48%	0
2017	10.614470	12.069773	13.71%	0
2016	10.261262	10.614470	3.44%	1,648
2015	11.196478	10.261262	-8.35%	1,346
2014	11.195687	11.196478	0.01%	1,638
2013	9.864349	11.195687	13.50%	2,104
2012	8.848970	9.864349	11.47%	707
2011*	10.000000	8.848970	-11.51%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	15.615052	23.082020	47.82%	3,538
2019	11.988716	15.615052	30.25%	6,004
2018	14.674885	11.988716	-18.30%	6,743
2017	11.921521	14.674885	23.10%	10,367
2016	12.466106	11.921521	-4.37%	10,184
2015	12.797836	12.466106	-2.59%	8,998
2014	13.231276	12.797836	-3.28%	22,168
2013	11.145228	13.231276	18.72%	9,528
2012	9.840160	11.145228	13.26%	10,400
2011	11.104139	9.840160	-11.38%	183
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.379423	19.084972	9.81%	12,928
2019	14.675141	17.379423	18.43%	13,354
2018	15.753037	14.675141	-6.84%	17,606
2017	13.874217	15.753037	13.54%	26,194
2016	12.981104	13.874217	6.88%	19,578
2015	13.110252	12.981104	-0.99%	62,638
2014	12.735436	13.110252	2.94%	62,346
2013	10.535465	12.735436	20.88%	28,782
2012	9.286026	10.535465	13.46%	27,065
2011*	10.000000	9.286026	-7.14%	643

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.528968	10.742788	2.03%	23,290
2019	9.836464	10.528968	7.04%	26,933
2018	10.274119	9.836464	-4.26%	15,655
2017	9.853969	10.274119	4.26%	22,791
2016	9.249592	9.853969	6.53%	18,998
2015	9.714332	9.249592	-4.78%	19,674
2014	9.537129	9.714332	1.86%	2,908
2013*	10.000000	9.537129	-4.63%	2,482
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	17.216511	18.628695	8.20%	0
2019	13.579238	17.216511	26.79%	838
2018	13.851274	13.579238	-1.96%	872
2017	11.720442	13.851274	18.18%	906
2016	10.730725	11.720442	9.22%	1,658
2015	10.842719	10.730725	-1.03%	1,657
2014*	10.000000	10.842719	8.43%	1,015
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.799916	13.252909	12.31%	0
2019	10.469826	11.799916	12.70%	0
2018	11.667626	10.469826	-10.27%	0
2017	10.046939	11.667626	16.13%	0
2016*	10.000000	10.046939	0.47%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	18.600092	20.527920	10.36%	986
2019	15.303248	18.600092	21.54%	1,122
2018	17.488650	15.303248	-12.50%	1,223
2017	14.887796	17.488650	17.47%	1,326
2016	14.011210	14.887796	6.26%	1,438
2015	14.544998	14.011210	-3.67%	1,565
2014	14.195903	14.544998	2.46%	1,688
2013	11.182138	14.195903	26.95%	0
2012	9.818951	11.182138	13.88%	0
2011	10.696127	9.818951	-8.20%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.662900	15.768697	7.54%	4,530
2019	12.871909	14.662900	13.91%	4,745
2018	14.002224	12.871909	-8.07%	1,436
2017	12.744043	14.002224	9.87%	2,129
2016	12.248618	12.744043	4.04%	25,793
2015	12.625984	12.248618	-2.99%	25,818
2014	12.346507	12.625984	2.26%	2,545
2013	10.982299	12.346507	12.42%	1,254
2012	10.085667	10.982299	8.89%	3,378
2011	10.426067	10.085667	-3.26%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.659085	18.207288	9.29%	24,801
2019	14.130324	16.659085	17.90%	30,623
2018	15.693556	14.130324	-9.96%	31,488
2017	13.820338	15.693556	13.55%	44,432
2016	13.132872	13.820338	5.23%	53,003
2015	13.574445	13.132872	-3.25%	53,006
2014	13.223249	13.574445	2.66%	51,946
2013	11.122990	13.223249	18.88%	19,720
2012	9.982779	11.122990	11.42%	0
2011	10.544462	9.982779	-5.33%	1,828
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.072642	12.736035	5.50%	10,940
2019	11.125564	12.072642	8.51%	11,829
2018	11.651613	11.125564	-4.51%	18,587
2017	11.172301	11.651613	4.29%	62,423
2016	10.891465	11.172301	2.58%	69,066
2015	11.190207	10.891465	-2.67%	70,263
2014	11.044265	11.190207	1.32%	59,555
2013	10.734397	11.044265	2.89%	25,122
2012	10.184678	10.734397	5.40%	3,499
2011	10.242239	10.184678	-0.56%	3,487
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.456617	11.799563	2.99%	97
2019	10.262769	11.456617	11.63%	97
2018	11.257470	10.262769	-8.84%	97
2017	10.003567	11.257470	12.53%	97
2016	9.664919	10.003567	3.50%	97
2015	10.299417	9.664919	-6.16%	97
2014	10.272095	10.299417	0.27%	97
2013*	10.000000	10.272095	2.72%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.850401	12.474453	5.27%	0
2019	10.471810	11.850401	13.16%	0
2018	11.494292	10.471810	-8.90%	2,984
2017	9.951687	11.494292	15.50%	0
2016	9.555431	9.951687	4.15%	0
2015	10.245118	9.555431	-6.73%	0
2014	10.344057	10.245118	-0.96%	0
2013*	10.000000	10.344057	3.44%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.676671	17.014109	8.53%	36,554
2019	13.532928	15.676671	15.84%	32,714
2018	14.856431	13.532928	-8.91%	53,611
2017	13.293971	14.856431	11.75%	54,565
2016	12.701627	13.293971	4.66%	63,039
2015	13.093817	12.701627	-3.00%	67,983
2014	12.770596	13.093817	2.53%	63,567
2013	11.056029	12.770596	15.51%	40,932
2012	10.035066	11.056029	10.17%	13,938
2011	10.478654	10.035066	-4.23%	9,864
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	17.457373	19.215540	10.07%	2,055
2019	14.566288	17.457373	19.85%	2,055
2018	16.417944	14.566288	-11.28%	2,055
2017	14.181050	16.417944	15.77%	0
2016	13.441876	14.181050	5.50%	0
2015	13.919087	13.441876	-3.43%	1,166
2014	13.576594	13.919087	2.52%	1,623
2013	11.141675	13.576594	21.85%	0
2012	9.917237	11.141675	12.35%	534
2011	10.609725	9.917237	-6.53%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.835741	14.794393	6.93%	0
2019	12.345301	13.835741	12.07%	16,337
2018	13.222015	12.345301	-6.63%	16,337
2017	12.271143	13.222015	7.75%	18,235
2016	11.806379	12.271143	3.94%	18,278
2015	12.170839	11.806379	-2.99%	1,910
2014	11.926034	12.170839	2.05%	1,936
2013	10.934325	11.926034	9.07%	0
2012	10.134422	10.934325	7.89%	96
2011	10.363560	10.134422	-2.21%	236
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.406915	10.938336	5.11%	17,186
2019	9.791686	10.406915	6.28%	21,618
2018	10.024015	9.791686	-2.32%	21,618
2017	9.913422	10.024015	1.12%	24,688
2016	9.886425	9.913422	0.27%	25,879
2015	10.068772	9.886425	-1.81%	7,896
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.734398	17.34%	3,555

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.064657	11.829665	6.91%	11,936
2019	10.296839	11.064657	7.46%	11,389
2018	10.657663	10.296839	-3.39%	1,563
2017	10.474465	10.657663	1.75%	10,751
2016	10.337358	10.474465	1.33%	11,579
2015	10.597776	10.337358	-2.46%	10,065
2014	10.305464	10.597776	2.84%	17,352
2013	10.730275	10.305464	-3.96%	9,446
2012	10.216958	10.730275	5.02%	16,962
2011*	10.000000	10.216958	2.17%	5,868
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.503237	10.683817	1.72%	0
2019	10.050215	10.503237	4.51%	0
2018*	10.000000	10.050215	0.50%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	11.326117	12.582008	11.09%	2,218
2019	9.395507	11.326117	20.55%	2,595
2018	11.604729	9.395507	-19.04%	5,158
2017	8.363560	11.604729	38.75%	8,401
2016	7.918371	8.363560	5.62%	4,339
2015	9.613769	7.918371	-17.64%	9,382
2014*	10.000000	9.613769	-3.86%	26,860
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.732653	12.195855	3.95%	0
2019	10.428692	11.732653	12.50%	0
2018	10.966130	10.428692	-4.90%	0
2017	10.475759	10.966130	4.68%	0
2016	9.358656	10.475759	11.94%	0
2015	9.800330	9.358656	-4.51%	0
2014*	10.000000	9.800330	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.007304	10.409026	4.01%	0
2019	9.604104	10.007304	4.20%	1,355
2018	9.800871	9.604104	-2.01%	4,289
2017	9.791165	9.800871	0.10%	4,325
2016	9.911845	9.791165	-1.22%	6,512
2015	10.119987	9.911845	-2.06%	25,092
2014*	10.000000	10.119987	1.20%	14,403

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	8.442120	8.292644	-1.77%	105,803
2019	8.480459	8.442120	-0.45%	155,160
2018	8.552767	8.480459	-0.85%	212,145
2017	8.703590	8.552767	-1.73%	129,511
2016	8.876028	8.703590	-1.94%	115,736
2015	9.052548	8.876028	-1.95%	224,451
2014	9.232581	9.052548	-1.95%	333,743
2013	9.416196	9.232581	-1.95%	226,527
2012	9.603975	9.416196	-1.96%	259,332
2011	9.794442	9.603975	-1.94%	328,486
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.543230	12.170858	5.44%	11,153
2019	9.668107	11.543230	19.39%	21,306
2018	11.441536	9.668107	-15.50%	24,033
2017	9.343241	11.441536	22.46%	41,873
2016	9.441420	9.343241	-1.04%	8,905
2015	9.722505	9.441420	-2.89%	2,954
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.519597	14.954924	10.62%	1,388
2019	11.143777	13.519597	21.32%	1,579
2018	12.470985	11.143777	-10.64%	1,722
2017	10.739094	12.470985	16.13%	1,867
2016	10.004822	10.739094	7.34%	2,117
2015	10.306683	10.004822	-2.93%	6,456
2014*	10.000000	10.306683	3.07%	6,633
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	11.975580	12.846568	7.27%	6,928
2019	10.589211	11.975580	13.09%	7,258
2018	11.351492	10.589211	-6.72%	2,076
2017	10.417081	11.351492	8.97%	2,192
2016	9.993799	10.417081	4.24%	2,312
2015	10.210289	9.993799	-2.12%	2,535
2014*	10.000000	10.210289	2.10%	1,763
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	12.866626	14.081574	9.44%	924
2019	10.940832	12.866626	17.60%	4,259
2018	11.931734	10.940832	-8.30%	6,080
2017	10.598791	11.931734	12.58%	11,257
2016	10.032525	10.598791	5.64%	2,614
2015	10.286775	10.032525	-2.47%	2,703
2014*	10.000000	10.286775	2.87%	1,185

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	10.892470	11.397258	4.63%	2,350
2019	10.142228	10.892470	7.40%	2,350
2018	10.535044	10.142228	-3.73%	17,865
2017	10.166250	10.535044	3.63%	15,957
2016	9.943889	10.166250	2.24%	17,460
2015	10.114868	9.943889	-1.69%	12,177
2014*	10.000000	10.114868	1.15%	12,288
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.607745	11.900420	2.52%	0
2019	10.476781	11.607745	10.79%	0
2018	11.323335	10.476781	-7.48%	0
2017	10.126957	11.323335	11.81%	0
2016	9.770146	10.126957	3.65%	0
2015	10.298265	9.770146	-5.13%	0
2014	10.251329	10.298265	0.46%	0
2013*	10.000000	10.251329	2.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.130679	12.646802	4.25%	0
2019	10.735009	12.130679	13.00%	1,508
2018	11.655375	10.735009	-7.90%	1,508
2017	10.162600	11.655375	14.69%	0
2016	9.690570	10.162600	4.87%	0
2015	10.290302	9.690570	-5.83%	0
2014	10.316114	10.290302	-0.25%	0
2013*	10.000000	10.316114	3.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.469248	13.490854	8.19%	9,721
2019	10.800635	12.469248	15.45%	16,157
2018	11.680096	10.800635	-7.53%	17,219
2017	10.548160	11.680096	10.73%	17,823
2016	10.040182	10.548160	5.06%	14,149
2015	10.274254	10.040182	-2.28%	13,854
2014*	10.000000	10.274254	2.74%	5,169
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.155911	14.489719	10.14%	16,130
2019	11.013481	13.155911	19.45%	16,293
2018	12.174457	11.013481	-9.54%	16,280
2017	10.641054	12.174457	14.41%	16,269
2016	10.003627	10.641054	6.37%	16,310
2015	10.277608	10.003627	-2.67%	16,342
2014*	10.000000	10.277608	2.78%	2,641

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.660244	12.410694	6.44%	3,746
2019	10.479199	11.660244	11.27%	3,769
2018	11.103141	10.479199	-5.62%	33,059
2017	10.368271	11.103141	7.09%	33,354
2016	10.003405	10.368271	3.65%	32,954
2015	10.205482	10.003405	-1.98%	32,493
2014*	10.000000	10.205482	2.05%	35,369
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.427445	10.952559	5.04%	0
2019*	10.000000	10.427445	4.27%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.726956	12.175430	13.50%	0
2019*	10.000000	10.726956	7.27%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	25.705286	32.744344	27.38%	841
2019	20.132630	25.705286	27.68%	7,952
2018	21.247251	20.132630	-5.25%	12,506
2017	16.683561	21.247251	27.35%	26,386
2016	16.682435	16.683561	0.01%	17,081
2015	16.497891	16.682435	1.12%	12,952
2014	15.275751	16.497891	8.00%	14,521
2013	11.590619	15.275751	31.79%	712
2012	10.178772	11.590619	13.87%	0
2011	10.727555	10.178772	-5.12%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.557130	19.242240	16.22%	0
2019	12.295932	16.557130	34.66%	1,220
2018	12.738144	12.295932	-3.47%	3,984
2017	10.223368	12.738144	24.60%	1,230
2016*	10.000000	10.223368	2.23%	560
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.780181	17.80%	21,579
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	13.858285	15.370133	10.91%	17,714
2019	11.248473	13.858285	23.20%	20,906
2018	12.947491	11.248473	-13.12%	22,970
2017	11.404648	12.947491	13.53%	26,349
2016	9.669009	11.404648	17.95%	14,054
2015	10.117719	9.669009	-4.43%	11,288

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.693011	21.995743	-3.07%	2,332
2019	18.687937	22.693011	21.43%	5,294
2018	21.949345	18.687937	-14.86%	8,416
2017	19.663361	21.949345	11.63%	11,376
2016	17.053017	19.663361	15.31%	8,054
2015	17.908984	17.053017	-4.78%	8,791
2014	15.608536	17.908984	14.74%	11,018
2013	11.732815	15.608536	33.03%	2,368
2012	10.285453	11.732815	14.07%	46
2011	10.738894	10.285453	-4.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	16.965261	23.436213	38.14%	8,212
2019	12.749467	16.965261	33.07%	9,882
2018	14.126180	12.749467	-9.75%	11,673
2017	11.531878	14.126180	22.50%	1,913
2016	10.858772	11.531878	6.20%	122
2015	10.991640	10.858772	-1.21%	122
2014*	10.000000	10.991640	9.92%	1,605
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	12.366912	12.750519	3.10%	1,076
2019	10.598966	12.366912	16.68%	2,154
2018	13.018044	10.598966	-18.58%	2,144
2017	12.172924	13.018044	6.94%	2,807
2016	9.857888	12.172924	23.48%	2,913
2015	10.698279	9.857888	-7.86%	1,187
2014*	10.000000	10.698279	6.98%	12,747
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	14.158307	17.032080	20.30%	3,631
2019	11.492291	14.158307	23.20%	3,937
2018	13.417426	11.492291	-14.35%	6,735
2017	12.057257	13.417426	11.28%	3,502
2016	10.010684	12.057257	20.44%	1,290
2015	10.379527	10.010684	-3.55%	262
2014*	10.000000	10.379527	3.80%	898
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.685539	17.440673	11.19%	954
2019	12.489580	15.685539	25.59%	954
2018	13.410983	12.489580	-6.87%	1,326
2017	10.962532	13.410983	22.33%	3,930
2016*	10.000000	10.962532	9.63%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.243288	13.169747	-7.54%	1,473
2019	11.136101	14.243288	27.90%	2,547
2018	11.839179	11.136101	-5.94%	1,426
2017	11.375135	11.839179	4.08%	1,426
2016	10.823838	11.375135	5.09%	2,285
2015	11.701475	10.823838	-7.50%	2,285
2014	9.279531	11.701475	26.10%	2,971
2013*	10.000000	9.279531	-7.20%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	15.726157	18.224859	15.89%	57,548
2019	12.228801	15.726157	28.60%	65,275
2018	13.077374	12.228801	-6.49%	68,373
2017	10.973971	13.077374	19.17%	74,461
2016	10.022467	10.973971	9.49%	74,592
2015	10.104264	10.022467	-0.81%	32,724
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.601274	9.680648	0.83%	1,411
2019	9.407700	9.601274	2.06%	5,131
2018	9.517763	9.407700	-1.16%	11,267
2017	9.555631	9.517763	-0.40%	15,674
2016	9.508225	9.555631	0.50%	24,187
2015	9.730524	9.508225	-2.28%	10,917
2014	9.875277	9.730524	-1.47%	17,719
2013	10.061068	9.875277	-1.85%	1,492
2012	9.912397	10.061068	1.50%	10,003
2011*	10.000000	9.912397	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.447525	15.732540	16.99%	12,455
2019	10.975457	13.447525	22.52%	12,284
2018	12.627435	10.975457	-13.08%	11,796
2017	11.278432	12.627435	11.96%	13,783
2016	9.516014	11.278432	18.52%	16,217
2015	10.203420	9.516014	-6.74%	10,510
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	25.287906	39.795734	57.37%	8,692
2019	18.847677	25.287906	34.17%	9,765
2018	20.682470	18.847677	-8.87%	9,801
2017	16.540207	20.682470	25.04%	5,155
2016	15.905096	16.540207	3.99%	3,875
2015	16.277713	15.905096	-2.29%	4,952
2014	16.006089	16.277713	1.70%	5,298
2013	11.777456	16.006089	35.90%	1,225
2012	10.477809	11.777456	12.40%	33
2011	11.183573	10.477809	-6.31%	86

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	9.830083	10.434400	6.15%	0
2019	8.698262	9.830083	13.01%	0
2018	9.517792	8.698262	-8.61%	0
2017	9.098611	9.517792	4.61%	0
2016	9.339279	9.098611	-2.58%	0
2015	10.032715	9.339279	-6.91%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	10.513898	10.845022	3.15%	0
2019	9.332813	10.513898	12.66%	0
2018	10.418662	9.332813	-10.42%	0
2017	9.628705	10.418662	8.20%	10,412
2016	8.991117	9.628705	7.09%	10,412
2015	9.897618	8.991117	-9.16%	10,412
2014	10.124444	9.897618	-2.24%	10,992
2013*	10.000000	10.124444	1.24%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	9.448442	9.488564	0.42%	4,944
2019	9.359809	9.448442	0.95%	8,039
2018	10.164925	9.359809	-7.92%	8,039
2017	10.077452	10.164925	0.87%	10,453
2016	9.079471	10.077452	10.99%	7,539
2015	9.567124	9.079471	-5.10%	6,089
2014	9.622466	9.567124	-0.58%	6,132
2013*	10.000000	9.622466	-3.78%	615
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.500116	12.167570	5.80%	809
2019	10.496182	11.500116	9.56%	1,431
2018	11.322863	10.496182	-7.30%	1,431
2017	10.184811	11.322863	11.17%	2,994
2016	9.199561	10.184811	10.71%	58,405
2015	10.331863	9.199561	-10.96%	58,062
2014	10.489639	10.331863	-1.50%	58,308
2013	10.686571	10.489639	-1.84%	56,585
2012	9.493832	10.686571	12.56%	50,706
2011*	10.000000	9.493832	-5.06%	144
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.738842	5.696047	-0.75%	3,790
2019	5.256314	5.738842	9.18%	3,844
2018	6.248956	5.256314	-15.88%	4,075
2017	6.245055	6.248956	0.06%	4,053
2016	5.544356	6.245055	12.64%	5,813
2015	7.606907	5.544356	-27.11%	5,112
2014	9.533468	7.606907	-20.21%	1,964
2013	11.400766	9.533468	-16.38%	2,258
2012	11.061261	11.400766	3.07%	2,133
2011	12.201222	11.061261	-9.34%	4,350

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.353514	10.628296	2.65%	2,573
2019	10.072572	10.353514	2.79%	2,802
2018	10.179692	10.072572	-1.05%	4,362
2017	9.896100	10.179692	2.87%	5,130
2016	9.645498	9.896100	2.60%	5,477
2015	10.016396	9.645498	-3.70%	52,341
2014	9.923511	10.016396	0.94%	39,377
2013*	10.000000	9.923511	-0.76%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	13.800889	14.422135	4.50%	615
2019	12.276533	13.800889	12.42%	615
2018	13.156909	12.276533	-6.69%	785
2017	12.222457	13.156909	7.65%	4,939
2016	11.010091	12.222457	11.01%	17,969
2015	11.501087	11.010091	-4.27%	11,719
2014	11.567344	11.501087	-0.57%	33,814
2013	12.691044	11.567344	-8.85%	14,337
2012	10.991288	12.691044	15.46%	21,242
2011	10.553828	10.991288	4.15%	6,386
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.685366	11.525207	7.86%	8,982
2019	10.279140	10.685366	3.95%	10,214
2018	10.954680	10.279140	-6.17%	13,320
2017	10.294721	10.954680	6.41%	16,112
2016	10.100685	10.294721	1.92%	20,060
2015	10.745773	10.100685	-6.00%	23,034
2014	10.727910	10.745773	0.17%	17,336
2013	11.966340	10.727910	-10.35%	21,162
2012	11.421165	11.966340	4.77%	26,107
2011	10.839513	11.421165	5.37%	5,896
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	14.877391	15.406092	3.55%	2,229
2019	13.238783	14.877391	12.38%	2,859
2018	13.885624	13.238783	-4.66%	4,737
2017	13.294869	13.885624	4.44%	6,472
2016	12.067693	13.294869	10.17%	10,528
2015	12.529343	12.067693	-3.68%	22,382
2014	12.378362	12.529343	1.22%	26,909
2013	11.951701	12.378362	3.57%	33,782
2012	10.674765	11.951701	11.96%	43,206
2011	10.545463	10.674765	1.23%	379,630
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.805125	11.270980	4.31%	0
2019	10.160483	10.805125	6.34%	531
2018	10.334085	10.160483	-1.68%	749
2017*	10.000000	10.334085	3.34%	368

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.539777	10.897175	3.39%	5,732
2019	10.055352	10.539777	4.82%	5,690
2018	10.053764	10.055352	0.02%	5,550
2017*	10.000000	10.053764	0.54%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.534312	11.430188	8.50%	322
2019	10.048697	10.534312	4.83%	332
2018	10.684899	10.048697	-5.95%	335
2017	9.840457	10.684899	8.58%	4,334
2016	9.752464	9.840457	0.90%	1,227
2015	10.715289	9.752464	-8.99%	2,906
2014	10.895601	10.715289	-1.65%	8,659
2013	11.893321	10.895601	-8.39%	2,659
2012	11.527337	11.893321	3.17%	1,497
2011	10.843355	11.527337	6.31%	969
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.508473	9.592448	0.88%	85,188
2019	9.331429	9.508473	1.90%	44,153
2018	9.495518	9.331429	-1.73%	86,420
2017	9.564083	9.495518	-0.72%	40,573
2016	9.628122	9.564083	-0.67%	37,907
2015	9.799150	9.628122	-1.75%	31,787
2014	9.919800	9.799150	-1.22%	31,172
2013	10.140629	9.919800	-2.18%	36,107
2012	9.780446	10.140629	3.68%	45,148
2011*	10.000000	9.780446	-2.20%	15,282
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.030247	11.737811	6.41%	8,300
2019	10.392520	11.030247	6.14%	9,120
2018	10.668095	10.392520	-2.58%	17,431
2017	10.379677	10.668095	2.78%	15,337
2016	10.318944	10.379677	0.59%	27,300
2015	10.488961	10.318944	-1.62%	42,644
2014	10.269571	10.488961	2.14%	22,700
2013	10.693354	10.269571	-3.96%	25,259
2012	9.960299	10.693354	7.36%	173,697
2011*	10.000000	9.960299	-0.40%	13,900

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	14.593866	14.592156	-0.01%	0
2019	13.023723	14.593866	12.06%	0
2018	13.832887	13.023723	-5.85%	0
2017	13.181984	13.832887	4.94%	0
2016	11.815124	13.181984	11.57%	0
2015	12.583082	11.815124	-6.10%	0
2014	12.871444	12.583082	-2.24%	0
2013	11.741296	12.871444	9.63%	0
2012	10.350815	11.741296	13.43%	0
2011	10.774926	10.350815	-3.94%	3,742
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	11.022924	14.650160	32.91%	450
2019	8.900744	11.022924	23.84%	960
2018	11.152801	8.900744	-20.19%	960
2017	8.559651	11.152801	30.30%	960
2016	8.673893	8.559651	-1.32%	450
2015	9.762137	8.673893	-11.15%	1,802
2014	10.114992	9.762137	-3.49%	450
2013	8.972732	10.114992	12.73%	450
2012	7.925046	8.972732	13.22%	1,520
2011	11.071378	7.925046	-28.42%	1,555
ProFunds - ProFund VP Banks - Q/NQ
2020	20.207351	16.798659	-16.87%	90
2019	15.106320	20.207351	33.77%	90
2018	18.767417	15.106320	-19.51%	416
2017	16.231136	18.767417	15.63%	2,476
2016	13.432781	16.231136	20.83%	9,279
2015	13.759532	13.432781	-2.37%	8,137
2014	12.713882	13.759532	8.22%	68
2013	9.716039	12.713882	30.85%	1,908
2012	7.428267	9.716039	30.80%	3,974
2011*	10.000000	7.428267	-25.72%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	10.426287	11.908253	14.21%	736
2019	9.033123	10.426287	15.42%	582
2018	11.189833	9.033123	-19.27%	2,264
2017	9.281018	11.189833	20.57%	2,086
2016	7.988028	9.281018	16.19%	1,733
2015	9.464696	7.988028	-15.60%	1,733
2014	9.492889	9.464696	-0.30%	733
2013	8.174847	9.492889	16.12%	1,520
2012	7.685613	8.174847	6.37%	1,755
2011*	10.000000	7.685613	-23.14%	3,271

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2020	1.947654	1.420493	-27.07%	0
2019	2.577969	1.947654	-24.45%	0
2018	2.527082	2.577969	2.01%	0
2017	3.141646	2.527082	-19.56%	0
2016	3.684994	3.141646	-14.74%	4,086
2015	3.952911	3.684994	-6.78%	6,373
2014	4.701419	3.952911	-15.92%	36,693
2013	6.528310	4.701419	-27.98%	32,843
2012	7.983464	6.528310	-18.23%	6,784
2011	8.935811	7.983464	-10.66%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	28.414448	32.144356	13.13%	1,839
2019	24.884448	28.414448	14.19%	1,546
2018	27.219077	24.884448	-8.58%	3,542
2017	22.652425	27.219077	20.16%	3,494
2016	27.332392	22.652425	-17.12%	4,147
2015	26.985372	27.332392	1.29%	15,092
2014	21.215198	26.985372	27.20%	15,097
2013	12.847063	21.215198	65.14%	13,649
2012	9.312273	12.847063	37.96%	17,060
2011*	10.000000	9.312273	-6.88%	672
ProFunds - ProFund VP Bull - Q/NQ
2020	22.449405	25.540914	13.77%	17,188
2019	17.765035	22.449405	26.37%	17,027
2018	19.307265	17.765035	-7.99%	17,896
2017	16.498836	19.307265	17.02%	4,384
2016	15.343764	16.498836	7.53%	13,414
2015	15.720938	15.343764	-2.40%	21,094
2014	14.383966	15.720938	9.29%	21,880
2013	11.305760	14.383966	27.23%	10,786
2012	10.124877	11.305760	11.66%	14,575
2011	10.325743	10.124877	-1.95%	502
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	17.659415	22.691961	28.50%	609
2019	14.230646	17.659415	24.09%	56
2018	17.037329	14.230646	-16.47%	73
2017	15.101649	17.037329	12.82%	333
2016	14.874139	15.101649	1.53%	1,306
2015	14.563621	14.874139	2.13%	2,958
2014	13.475103	14.563621	8.08%	3,153
2013	10.698941	13.475103	25.95%	185
2012	9.843255	10.698941	8.69%	0
2011*	10.000000	9.843255	-1.57%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	25.485617	32.072043	25.84%	508
2019	20.854163	25.485617	22.21%	591
2018	21.141184	20.854163	-1.36%	2,080
2017	18.214777	21.141184	16.07%	0
2016	17.829797	18.214777	2.16%	1,160
2015	17.369833	17.829797	2.65%	803
2014	15.752385	17.369833	10.27%	1,057
2013	11.486104	15.752385	37.14%	1,205
2012	9.594588	11.486104	19.71%	2,235
2011*	10.000000	9.594588	-4.05%	349
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	9.139459	11.355836	24.25%	1,235
2019	7.502921	9.139459	21.81%	224
2018	9.032153	7.502921	-16.93%	960
2017	6.912263	9.032153	30.67%	4,634
2016	6.350198	6.912263	8.85%	7,207
2015	7.837417	6.350198	-18.98%	6,626
2014	8.276424	7.837417	-5.30%	2,922
2013	9.020437	8.276424	-8.25%	2,167
2012	8.633070	9.020437	4.49%	3,961
2011	10.965107	8.633070	-21.27%	464
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	12.136559	10.801109	-11.00%	484
2019	10.508660	12.136559	15.49%	484
2018	12.482588	10.508660	-15.81%	598
2017	10.633962	12.482588	17.38%	1,384
2016	10.059309	10.633962	5.71%	4,494
2015	11.511678	10.059309	-12.62%	7,594
2014	12.852027	11.511678	-10.43%	589
2013	10.776071	12.852027	19.26%	5,899
2012	9.426440	10.776071	14.32%	1,839
2011	10.551153	9.426440	-10.66%	1,363
ProFunds - ProFund VP Financials - Q/NQ
2020	20.508823	19.752968	-3.69%	1,073
2019	16.056313	20.508823	27.73%	67
2018	18.284438	16.056313	-12.19%	14
2017	15.777192	18.284438	15.89%	549
2016	13.952592	15.777192	13.08%	5,032
2015	14.445989	13.952592	-3.42%	5,927
2014	13.047859	14.445989	10.72%	2,535
2013	10.075321	13.047859	29.50%	4,566
2012	8.238621	10.075321	22.29%	4,651
2011*	10.000000	8.238621	-17.61%	1,619

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2020	25.177426	28.250414	12.21%	10,706
2019	21.511166	25.177426	17.04%	9,638
2018	21.009464	21.511166	2.39%	12,639
2017	17.719542	21.009464	18.57%	10,428
2016	18.834399	17.719542	-5.92%	12,040
2015	18.290208	18.834399	2.98%	16,619
2014	15.080041	18.290208	21.29%	14,612
2013	11.004602	15.080041	37.03%	2,056
2012	9.559956	11.004602	15.11%	94
2011*	10.000000	9.559956	-4.40%	0
ProFunds - ProFund VP Industrials - Q/NQ
2020	19.846088	22.720555	14.48%	215
2019	15.510958	19.846088	27.95%	652
2018	18.136438	15.510958	-14.48%	652
2017	15.111383	18.136438	20.02%	4,574
2016	13.110650	15.111383	15.26%	2,859
2015	13.844967	13.110650	-5.30%	4,562
2014	13.374386	13.844967	3.52%	587
2013	9.870753	13.374386	35.50%	4,852
2012	8.693857	9.870753	13.54%	369
2011*	10.000000	8.693857	-13.06%	367
ProFunds - ProFund VP International - Q/NQ
2020	11.553687	11.883211	2.85%	0
2019	9.879597	11.553687	16.94%	0
2018	11.962427	9.879597	-17.41%	553
2017	10.016387	11.962427	19.43%	995
2016	10.310463	10.016387	-2.85%	350
2015	10.899508	10.310463	-5.40%	2,200
2014	12.097175	10.899508	-9.90%	2,586
2013	10.325035	12.097175	17.16%	1,073
2012	9.083495	10.325035	13.67%	5,487
2011	10.814676	9.083495	-16.01%	715
ProFunds - ProFund VP Internet - Q/NQ
2020	28.286395	41.830894	47.88%	794
2019	24.441283	28.286395	15.73%	1,144
2018	23.757980	24.441283	2.88%	2,798
2017	17.808722	23.757980	33.41%	1,884
2016	17.210318	17.808722	3.48%	1,975
2015	14.584220	17.210318	18.01%	2,322
2014	14.709308	14.584220	-0.85%	707
2013	9.888367	14.709308	48.75%	1,128
2012	8.421088	9.888367	17.42%	2,285
2011*	10.000000	8.421088	-15.79%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2020	15.221422	17.302670	13.67%	0
2019	12.936976	15.221422	17.66%	536
2018	14.933336	12.936976	-13.37%	550
2017	12.857092	14.933336	16.15%	550
2016	13.058174	12.857092	-1.54%	5,916
2015	12.586730	13.058174	3.75%	7,320
2014	12.435858	12.586730	1.21%	2,937
2013	8.555972	12.435858	45.35%	10,030
2012	7.097620	8.555972	20.55%	303
2011	8.886029	7.097620	-20.13%	260
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	32.931859	47.004400	42.73%	3,220
2019	24.569211	32.931859	34.04%	396
2018	25.538158	24.569211	-3.79%	1,397
2017	19.977080	25.538158	27.84%	119
2016	19.355950	19.977080	3.21%	1,680
2015	18.371374	19.355950	5.36%	3,543
2014	16.013452	18.371374	14.72%	8,007
2013	12.162987	16.013452	31.66%	7,252
2012	10.672973	12.162987	13.96%	3,579
2011	10.728647	10.672973	-0.52%	1,782
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	8.567642	5.505363	-35.74%	8,112
2019	8.052278	8.567642	6.40%	9,809
2018	10.295511	8.052278	-21.79%	12,760
2017	10.843912	10.295511	-5.06%	8,949
2016	8.905311	10.843912	21.77%	8,340
2015	11.852934	8.905311	-24.87%	9,382
2014	13.562729	11.852934	-12.61%	1,643
2013	11.148743	13.562729	21.65%	246
2012	11.050827	11.148743	0.89%	159
2011	11.022571	11.050827	0.26%	1,472
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	18.440218	20.343114	10.32%	0
2019	16.491474	18.440218	11.82%	0
2018	17.933011	16.491474	-8.04%	893
2017	16.572213	17.933011	8.21%	0
2016	17.556434	16.572213	-5.61%	0
2015	17.143862	17.556434	2.41%	194
2014	14.648757	17.143862	17.03%	3,527
2013	11.350222	14.648757	29.06%	2,331
2012	10.349547	11.350222	9.67%	141
2011*	10.000000	10.349547	3.50%	1,195

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	3.956851	4.814985	21.69%	20,886
2019	2.764431	3.956851	43.13%	22,884
2018	3.258656	2.764431	-15.17%	38,312
2017	3.156659	3.258656	3.23%	18,700
2016	2.066043	3.156659	52.79%	9,375
2015	3.138179	2.066043	-34.16%	11,005
2014	4.204024	3.138179	-25.35%	10,085
2013	6.909628	4.204024	-39.16%	18,750
2012	8.247095	6.909628	-16.22%	6,207
2011*	10.000000	8.247095	-17.53%	818
ProFunds - ProFund VP Real Estate - Q/NQ
2020	15.845450	14.558752	-8.12%	1,882
2019	12.749069	15.845450	24.29%	2,824
2018	13.789700	12.749069	-7.55%	2,733
2017	13.015487	13.789700	5.95%	3,077
2016	12.554894	13.015487	3.67%	8,739
2015	12.763227	12.554894	-1.63%	13,581
2014	10.412136	12.763227	22.58%	12,267
2013	10.609438	10.412136	-1.86%	5,443
2012	9.234980	10.609438	14.88%	1,414
2011*	10.000000	9.234980	-7.65%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.453651	1.763435	-28.13%	0
2019	3.030180	2.453651	-19.03%	1,062
2018	2.967299	3.030180	2.12%	17,077
2017	3.435141	2.967299	-13.62%	5,797
2016	3.693972	3.435141	-7.01%	8,938
2015	3.828216	3.693972	-3.51%	5,797
2014	5.598451	3.828216	-31.62%	6,011
2013	4.902063	5.598451	14.21%	16,748
2012	5.372430	4.902063	-8.76%	0
2011	8.766840	5.372430	-38.72%	864
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	29.151330	41.402940	42.03%	0
2019	19.850385	29.151330	46.86%	0
2018	22.555443	19.850385	-11.99%	125
2017	16.969152	22.555443	32.92%	385
2016	13.550965	16.969152	25.22%	303
2015	14.229683	13.550965	-4.77%	0
2014	10.787644	14.229683	31.91%	1,823
2013	8.242758	10.787644	30.87%	0
2012	8.772888	8.242758	-6.04%	0
2011*	10.000000	8.772888	-12.27%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	3.883076	2.598198	-33.09%	0
2019	5.012641	3.883076	-22.53%	0
2018	4.541259	5.012641	10.38%	0
2017	6.418408	4.541259	-29.25%	0
2016	7.814937	6.418408	-17.87%	0
2015	7.147068	7.814937	9.34%	0
2014	7.509163	7.147068	-4.82%	0
2013	7.676184	7.509163	-2.18%	0
2012	9.003761	7.676184	-14.74%	0
2011	8.297736	9.003761	8.51%	1,068
ProFunds - ProFund VP Short International - Q/NQ
2020	3.220436	2.622563	-18.56%	0
2019	3.977284	3.220436	-19.03%	0
2018	3.513144	3.977284	13.21%	4,152
2017	4.514450	3.513144	-22.18%	5,608
2016	4.892502	4.514450	-7.73%	7,372
2015	5.185935	4.892502	-5.66%	5,608
2014	5.145023	5.185935	0.80%	1,456
2013	6.642930	5.145023	-22.55%	1,456
2012	8.485814	6.642930	-21.72%	1,456
2011	8.500868	8.485814	-0.18%	2,256
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.222405	0.685857	-43.89%	0
2019	1.732899	1.222405	-29.46%	0
2018	1.820106	1.732899	-4.79%	0
2017	2.483124	1.820106	-26.70%	0
2016	2.815625	2.483124	-11.81%	0
2015	3.302407	2.815625	-14.74%	0
2014	4.177888	3.302407	-20.96%	896
2013	6.035808	4.177888	-30.78%	226
2012	7.581167	6.035808	-20.38%	6,091
2011	8.636363	7.581167	-12.22%	2,752
ProFunds - ProFund VP Technology - Q/NQ
2020	28.388593	40.307119	41.98%	9,463
2019	19.942284	28.388593	42.35%	10,986
2018	20.819058	19.942284	-4.21%	11,353
2017	15.705765	20.819058	32.56%	11,252
2016	14.257426	15.705765	10.16%	8,705
2015	14.199829	14.257426	0.41%	11,107
2014	12.261042	14.199829	15.81%	6,898
2013	9.988453	12.261042	22.75%	1,920
2012	9.235570	9.988453	8.15%	4,362
2011*	10.000000	9.235570	-7.64%	4,944

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	12.520995	12.663627	1.14%	0
2019	11.126702	12.520995	12.53%	419
2018	13.368562	11.126702	-16.77%	419
2017	13.929490	13.368562	-4.03%	628
2016	11.676886	13.929490	19.29%	27
2015	11.730602	11.676886	-0.46%	0
2014	11.896607	11.730602	-1.40%	169
2013	10.826506	11.896607	9.88%	434
2012	9.476889	10.826506	14.24%	0
2011*	10.000000	9.476889	-5.23%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	16.173930	19.139648	18.34%	0
2019	13.953155	16.173930	15.92%	19
2018	15.048255	13.953155	-7.28%	0
2017	14.016921	15.048255	7.36%	0
2016	14.339037	14.016921	-2.25%	0
2015	15.498448	14.339037	-7.48%	0
2014	11.589065	15.498448	33.73%	6,463
2013	14.612142	11.589065	-20.69%	3,461
2012	14.759894	14.612142	-1.00%	764
2011	10.488801	14.759894	40.72%	1,300
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	102.904657	187.978221	82.67%	131
2019	58.414157	102.904657	76.16%	137
2018	65.933705	58.414157	-11.40%	143
2017	39.944905	65.933705	65.06%	339
2016	37.503324	39.944905	6.51%	2,583
2015	33.668979	37.503324	11.39%	2,435
2014	25.278631	33.668979	33.19%	2,435
2013	14.399190	25.278631	75.56%	7,988
2012	10.979964	14.399190	31.14%	354
2011	11.333261	10.979964	-3.12%	573
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.145160	0.040619	-72.02%	0
2019	0.299103	0.145160	-51.47%	0
2018	0.345081	0.299103	-13.32%	0
2017	0.639167	0.345081	-46.01%	0
2016	0.816952	0.639167	-21.76%	0
2015	1.129908	0.816952	-27.70%	8,185
2014	1.793724	1.129908	-37.01%	12,378
2013	3.561662	1.793724	-49.64%	0
2012	5.608135	3.561662	-36.49%	9,969
2011	7.349324	5.608135	-23.69%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2020	19.796255	18.944322	-4.30%	5,874
2019	16.431246	19.796255	20.48%	4,922
2018	16.289994	16.431246	0.87%	9,224
2017	15.015462	16.289994	8.49%	2,862
2016	13.307025	15.015462	12.84%	2,142
2015	14.500081	13.307025	-8.23%	1,925
2014	11.747560	14.500081	23.43%	3,908
2013	10.573512	11.747560	11.10%	1,925
2012	10.769074	10.573512	-1.82%	5,334
2011*	10.000000	10.769074	7.69%	2,869
Rydex Variable Trust - Banking Fund - Q/NQ
2020	9.991940	8.967791	-10.25%	0
2019	7.937057	9.991940	25.89%	0
2018	10.018531	7.937057	-20.78%	25
2017	9.083225	10.018531	10.30%	625
2016	7.279456	9.083225	24.78%	3,421
2015	7.803554	7.279456	-6.72%	130
2014	7.695650	7.803554	1.40%	161
2013	6.075559	7.695650	26.67%	24
2012	4.988555	6.075559	21.79%	21,634
2011	6.541985	4.988555	-23.75%	2,156
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	23.989569	28.167877	17.42%	717
2019	20.148234	23.989569	19.07%	497
2018	24.894594	20.148234	-19.07%	497
2017	20.906742	24.894594	19.07%	2,201
2016	16.293067	20.906742	28.32%	1,378
2015	20.093003	16.293067	-18.91%	270
2014	20.871749	20.093003	-3.73%	491
2013	21.024227	20.871749	-0.73%	606
2012	19.366546	21.024227	8.56%	7,134
2011	23.642695	19.366546	-18.09%	664
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	31.805154	37.831452	18.95%	2,358
2019	26.018838	31.805154	22.24%	2,946
2018	29.307520	26.018838	-11.22%	3,436
2017	23.090742	29.307520	26.92%	4,163
2016	29.312080	23.090742	-21.22%	2,967
2015	27.559931	29.312080	6.36%	4,253
2014	21.182206	27.559931	30.11%	4,689
2013	14.009560	21.182206	51.20%	1,384
2012	10.507777	14.009560	33.33%	1,659
2011	9.690044	10.507777	8.44%	1,509

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	1.942786	1.472008	-24.23%	193
2019	1.719210	1.942786	13.00%	0
2018	2.066087	1.719210	-16.79%	1,341
2017	2.017681	2.066087	2.40%	0
2016	1.863818	2.017681	8.26%	0
2015	2.871564	1.863818	-35.09%	1,565
2014	4.438206	2.871564	-35.30%	2,319
2013	4.676672	4.438206	-5.10%	1,797
2012	4.838030	4.676672	-3.34%	2,145
2011	5.285205	4.838030	-8.46%	4,522
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	32.280546	34.048631	5.48%	1,119
2019	26.912770	32.280546	19.95%	433
2018	31.238263	26.912770	-13.85%	433
2017	28.564642	31.238263	9.36%	575
2016	27.634162	28.564642	3.37%	2,167
2015	26.532714	27.634162	4.15%	3,523
2014	24.026550	26.532714	10.43%	694
2013	19.106321	24.026550	25.75%	341
2012	17.870449	19.106321	6.92%	877
2011	16.020152	17.870449	11.55%	2,214
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	43.141762	43.032194	-0.25%	318
2019	29.836590	43.141762	44.59%	700
2018	35.482635	29.836590	-15.91%	635
2017	22.827527	35.482635	55.44%	0
2016	17.808826	22.827527	28.18%	1,489
2015	18.962826	17.808826	-6.09%	2,786
2014	16.557755	18.962826	14.53%	5,505
2013	10.379124	16.557755	59.53%	6,502
2012	9.036650	10.379124	14.86%	14,155
2011	8.448190	9.036650	6.97%	16,330
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	21.613963	33.053276	52.93%	20
2019	13.839292	21.613963	56.18%	83
2018	16.170911	13.839292	-14.42%	20
2017	12.583082	16.170911	28.51%	3,672
2016	10.320654	12.583082	21.92%	3,927
2015	10.309059	10.320654	0.11%	0
2014	8.497031	10.309059	21.33%	2,466
2013	6.416690	8.497031	32.42%	1,387
2012	6.476564	6.416690	-0.92%	0
2011	7.909232	6.476564	-18.11%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2020	12.372815	7.985186	-35.46%	1,367
2019	11.814032	12.372815	4.73%	1,067
2018	16.172065	11.814032	-26.95%	1,148
2017	17.595121	16.172065	-8.09%	1,219
2016	13.659482	17.595121	28.81%	23,951
2015	19.966444	13.659482	-31.59%	52,960
2014	25.024709	19.966444	-20.21%	34,207
2013	20.671188	25.024709	21.06%	11,497
2012	20.588643	20.671188	0.40%	11,295
2011	22.301608	20.588643	-7.68%	3,663
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	6.567581	4.035151	-38.56%	2,468
2019	6.702417	6.567581	-2.01%	2,606
2018	12.579249	6.702417	-46.72%	2,606
2017	15.768737	12.579249	-20.23%	2,606
2016	13.058348	15.768737	20.76%	3,507
2015	19.499982	13.058348	-33.03%	4,118
2014	28.146616	19.499982	-30.72%	1,554
2013	23.170951	28.146616	21.47%	2,427
2012	23.537932	23.170951	-1.56%	2,264
2011	26.464710	23.537932	-11.06%	1,985
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	10.294177	10.117288	-1.72%	0
2019	8.174866	10.294177	25.92%	0
2018	10.291317	8.174866	-20.57%	0
2017	8.161108	10.291317	26.10%	291
2016	8.814721	8.161108	-7.42%	0
2015	9.686191	8.814721	-9.00%	1,671
2014	11.289079	9.686191	-14.20%	0
2013	9.293102	11.289079	21.48%	1,085
2012	7.790861	9.293102	19.28%	414
2011	9.362886	7.790861	-16.79%	597
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	14.178614	13.887144	-2.06%	40
2019	11.290617	14.178614	25.58%	2,008
2018	13.128488	11.290617	-14.00%	2,132
2017	11.584598	13.128488	13.33%	2,620
2016	10.200035	11.584598	13.57%	3,060
2015	10.834818	10.200035	-5.86%	2,812
2014	9.815536	10.834818	10.38%	5,017
2013	7.848097	9.815536	25.07%	754
2012	6.524522	7.848097	20.29%	1,141
2011	7.821360	6.524522	-16.58%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	19.754426	23.621311	19.57%	11
2019	17.254679	19.754426	14.49%	11
2018	18.589545	17.254679	-7.18%	395
2017	17.292903	18.589545	7.50%	562
2016	17.695833	17.292903	-2.28%	1,673
2015	19.016917	17.695833	-6.95%	2,789
2014	14.403007	19.016917	32.03%	25,122
2013	17.969349	14.403007	-19.85%	854
2012	17.792952	17.969349	0.99%	6,487
2011	12.825383	17.792952	38.73%	19,900
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	28.746536	33.451204	16.37%	3,902
2019	23.920181	28.746536	20.18%	3,272
2018	24.098005	23.920181	-0.74%	3,797
2017	20.003145	24.098005	20.47%	4,627
2016	22.590431	20.003145	-11.45%	2,667
2015	22.041291	22.590431	2.49%	4,244
2014	18.038577	22.041291	22.19%	7,320
2013	12.972669	18.038577	39.05%	6,932
2012	11.292879	12.972669	14.87%	906
2011	11.001275	11.292879	2.65%	1,155
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	12.069553	11.778828	-2.41%	0
2019	10.813325	12.069553	11.62%	0
2018	11.125893	10.813325	-2.81%	0
2017	10.617523	11.125893	4.79%	0
2016	9.701002	10.617523	9.45%	202
2015	9.964652	9.701002	-2.65%	336
Rydex Variable Trust - Internet Fund - Q/NQ
2020	41.645609	65.420624	57.09%	4,842
2019	33.853168	41.645609	23.02%	2,712
2018	35.672372	33.853168	-5.10%	2,712
2017	27.156853	35.672372	31.36%	2,481
2016	26.518092	27.156853	2.41%	3,865
2015	24.959163	26.518092	6.25%	5,441
2014	24.967107	24.959163	-0.03%	1,333
2013	16.837512	24.967107	48.28%	2,991
2012	14.391767	16.837512	16.99%	455
2011	16.664426	14.391767	-13.64%	861

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.185577	0.098682	-46.82%	0
2019	0.296178	0.185577	-37.34%	34,849
2018	0.297832	0.296178	-0.56%	34,849
2017	0.497555	0.297832	-40.14%	9,969
2016	0.721278	0.497555	-31.02%	23,873
2015	0.799894	0.721278	-9.83%	20,318
2014	1.042784	0.799894	-23.29%	23,454
2013	1.895388	1.042784	-44.98%	6,836
2012	2.493050	1.895388	-23.97%	24,033
2011	3.486476	2.493050	-28.49%	9,926
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.015539	1.559434	-22.63%	2,311
2019	2.370756	2.015539	-14.98%	1,457
2018	2.329875	2.370756	1.75%	1,457
2017	2.607845	2.329875	-10.66%	1,500
2016	2.740157	2.607845	-4.83%	378
2015	2.829086	2.740157	-3.14%	140,995
2014	3.842662	2.829086	-26.38%	378
2013	3.400167	3.842662	13.01%	112,695
2012	3.696980	3.400167	-8.03%	21,482
2011	5.420273	3.696980	-31.79%	378
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.077651	0.793607	-26.36%	0
2019	1.379199	1.077651	-21.86%	0
2018	1.268441	1.379199	8.73%	0
2017	1.496295	1.268441	-15.23%	3,159
2016	1.886988	1.496295	-20.70%	3,159
2015	1.946414	1.886988	-3.05%	6,612
2014	2.244590	1.946414	-13.28%	3,159
2013	3.160679	2.244590	-28.98%	3,159
2012	3.948737	3.160679	-19.96%	3,159
2011	4.345817	3.948737	-9.14%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.388897	0.236411	-39.21%	0
2019	0.550971	0.388897	-29.42%	14,038
2018	0.577992	0.550971	-4.67%	14,038
2017	0.782381	0.577992	-26.12%	0
2016	0.881474	0.782381	-11.24%	9,849
2015	1.031820	0.881474	-14.57%	0
2014	1.293293	1.031820	-20.22%	938
2013	1.859151	1.293293	-30.44%	938
2012	2.330828	1.859151	-20.24%	938
2011	2.643436	2.330828	-11.83%	938

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	0.995150	0.675125	-32.16%	7,271
2019	1.278537	0.995150	-22.16%	6,572
2018	1.173466	1.278537	8.95%	12,643
2017	1.383322	1.173466	-15.17%	3,381
2016	1.769696	1.383322	-21.83%	8,581
2015	1.803075	1.769696	-1.85%	18,421
2014	2.017442	1.803075	-10.63%	3,958
2013	2.975488	2.017442	-32.20%	5,816
2012	3.708026	2.975488	-19.76%	8,295
2011	4.093234	3.708026	-9.41%	9,442
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.086365	0.798614	-26.49%	0
2019	1.437293	1.086365	-24.42%	5,212
2018	1.410103	1.437293	1.93%	11,374
2017	1.739968	1.410103	-18.96%	0
2016	2.016615	1.739968	-13.72%	0
2015	2.152159	2.016615	-6.30%	0
2014	2.565843	2.152159	-16.12%	9,846
2013	3.561220	2.565843	-27.95%	9,846
2012	4.375179	3.561220	-18.60%	10,298
2011	4.905631	4.375179	-10.81%	4,662
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	18.250395	25.135629	37.73%	0
2019	13.388116	18.250395	36.32%	0
2018	17.723233	13.388116	-24.46%	0
2017	12.025561	17.723233	47.38%	0
2016	11.265485	12.025561	6.75%	0
2015	10.258860	11.265485	9.81%	587
2014	12.369007	10.258860	-17.06%	0
2013	8.086492	12.369007	52.96%	66
2012	6.867119	8.086492	17.76%	682
2011	9.856801	6.867119	-30.33%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	34.025010	40.371690	18.65%	13
2019	26.842056	34.025010	26.76%	13
2018	31.628819	26.842056	-15.13%	60
2017	26.855106	31.628819	17.78%	276
2016	24.996915	26.855106	7.43%	469
2015	25.416875	24.996915	-1.65%	299
2014	24.116864	25.416875	5.39%	0
2013	17.271295	24.116864	39.64%	551
2012	14.519821	17.271295	18.95%	299
2011	14.453662	14.519821	0.46%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	47.775615	51.851185	8.53%	13
2019	35.799047	47.775615	33.45%	13
2018	45.303214	35.799047	-20.98%	13
2017	37.732215	45.303214	20.07%	43
2016	29.681831	37.732215	27.12%	2,902
2015	32.034885	29.681831	-7.35%	2,955
2014	29.188466	32.034885	9.75%	3,993
2013	19.814748	29.188466	47.31%	5,574
2012	16.254994	19.814748	21.90%	2,669
2011	17.939804	16.254994	-9.39%	1,167
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	90.643149	166.083178	83.23%	287
2019	51.215100	90.643149	76.99%	547
2018	57.601851	51.215100	-11.09%	671
2017	34.658847	57.601851	66.20%	0
2016	32.250947	34.658847	7.47%	0
2015	28.695096	32.250947	12.39%	2,914
2014	21.428077	28.695096	33.91%	4,186
2013	12.126360	21.428077	76.71%	7,830
2012	9.221252	12.126360	31.50%	420
2011	9.468266	9.221252	-2.61%	3,018
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	46.200198	65.667264	42.14%	5,408
2019	34.428005	46.200198	34.19%	5,912
2018	35.763528	34.428005	-3.73%	6,013
2017	27.815848	35.763528	28.57%	7,856
2016	26.766520	27.815848	3.92%	5,831
2015	25.220376	26.766520	6.13%	13,144
2014	21.900938	25.220376	15.16%	10,606
2013	16.592086	21.900938	32.00%	3,567
2012	14.492305	16.592086	14.49%	3,743
2011	14.466120	14.492305	0.18%	1,344
Rydex Variable Trust - Nova Fund - Q/NQ
2020	31.530605	37.108356	17.69%	36
2019	22.171126	31.530605	42.21%	36
2018	25.217601	22.171126	-12.08%	36
2017	19.515296	25.217601	29.22%	1,825
2016	17.198319	19.515296	13.47%	11,075
2015	17.667288	17.198319	-2.65%	9,522
2014	15.194396	17.667288	16.28%	36
2013	10.400883	15.194396	46.09%	18,868
2012	8.677738	10.400883	19.86%	501
2011	8.954509	8.677738	-3.09%	1,330

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	13.123401	17.281456	31.68%	3,543
2019	8.793959	13.123401	49.23%	3,547
2018	10.756156	8.793959	-18.24%	3,661
2017	10.243830	10.756156	5.00%	3,668
2016	6.311607	10.243830	62.30%	14,711
2015	9.245290	6.311607	-31.73%	59,943
2014	11.408456	9.245290	-18.96%	33,945
2013	21.588629	11.408456	-47.16%	20,663
2012	22.959917	21.588629	-5.97%	16,588
2011	30.874366	22.959917	-25.63%	5,934
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	25.429672	23.482994	-7.66%	584
2019	20.842712	25.429672	22.01%	4,499
2018	22.941333	20.842712	-9.15%	4,672
2017	21.936484	22.941333	4.58%	4,605
2016	20.309639	21.936484	8.01%	4,800
2015	21.250039	20.309639	-4.43%	16,972
2014	17.909887	21.250039	18.65%	21,915
2013	17.572972	17.909887	1.92%	9,537
2012	15.144951	17.572972	16.03%	9,223
2011	15.103465	15.144951	0.27%	433
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	28.868272	40.667268	40.87%	321
2019	23.653034	28.868272	22.05%	321
2018	24.931577	23.653034	-5.13%	968
2017	22.536463	24.931577	10.63%	321
2016	22.914569	22.536463	-1.65%	603
2015	23.684696	22.914569	-3.25%	309
2014	22.231416	23.684696	6.54%	309
2013	16.696367	22.231416	33.15%	297
2012	14.583322	16.696367	14.49%	297
2011	14.124346	14.583322	3.25%	714
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	33.979982	39.994717	17.70%	141
2019	25.601456	33.979982	32.73%	90
2018	32.467116	25.601456	-21.15%	321
2017	27.589088	32.467116	17.68%	494
2016	21.574341	27.589088	27.88%	4,082
2015	24.200016	21.574341	-10.85%	5,003
2014	23.666584	24.200016	2.25%	6,489
2013	15.222306	23.666584	55.47%	7,547
2012	12.715287	15.222306	19.72%	2,634
2011	14.767244	12.715287	-13.90%	22,559

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	36.851174	42.672221	15.80%	479
2019	23.126195	36.851174	59.35%	992
2018	27.884650	23.126195	-17.06%	1,210
2017	19.818230	27.884650	40.70%	0
2016	16.786206	19.818230	18.06%	0
2015	17.408939	16.786206	-3.58%	1,588
2014	14.243464	17.408939	22.22%	2,782
2013	8.610211	14.243464	65.43%	1,225
2012	6.787172	8.610211	26.86%	2,793
2011	7.206480	6.787172	-5.82%	21,147
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	26.199396	32.708107	24.84%	10,206
2019	21.106170	26.199396	24.13%	10,550
2018	22.813577	21.106170	-7.48%	12,433
2017	18.703166	22.813577	21.98%	13,134
2016	18.594909	18.703166	0.58%	9,971
2015	18.762024	18.594909	-0.89%	29,573
2014	17.021127	18.762024	10.23%	62,159
2013	12.283915	17.021127	38.56%	32,540
2012	11.057078	12.283915	11.10%	22,807
2011	11.400604	11.057078	-3.01%	10,788
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	22.503572	19.734048	-12.31%	28
2019	18.618420	22.503572	20.87%	322
2018	21.908339	18.618420	-15.02%	3,394
2017	19.283725	21.908339	13.61%	2,386
2016	16.751727	19.283725	15.11%	10,957
2015	18.853336	16.751727	-11.15%	20,407
2014	17.331609	18.853336	8.78%	35,902
2013	12.168287	17.331609	42.43%	40,269
2012	10.153789	12.168287	19.84%	22,906
2011	10.694225	10.153789	-5.05%	7,702
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	24.384456	31.193150	27.92%	2,185
2019	21.548532	24.384456	13.16%	1,853
2018	25.806305	21.548532	-16.50%	2,323
2017	22.160217	25.806305	16.45%	2,340
2016	22.005723	22.160217	0.70%	9,523
2015	22.151079	22.005723	-0.66%	10,869
2014	22.948013	22.151079	-3.47%	10,108
2013	17.459200	22.948013	31.44%	10,258
2012	15.343949	17.459200	13.79%	2,859
2011	15.752124	15.343949	-2.59%	9,893

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	21.554357	22.701421	5.32%	1,980
2019	17.951363	21.554357	20.07%	1,961
2018	22.599598	17.951363	-20.57%	3,243
2017	20.369546	22.599598	10.95%	3,185
2016	16.117474	20.369546	26.38%	17,634
2015	18.651021	16.117474	-13.58%	12,823
2014	17.823590	18.651021	4.64%	14,181
2013	13.385338	17.823590	33.16%	8,281
2012	11.669733	13.385338	14.70%	179
2011	12.818015	11.669733	-8.96%	2,774
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	24.400830	27.695057	13.50%	1,774
2019	22.106468	24.400830	10.38%	5,041
2018	24.786823	22.106468	-10.81%	6,611
2017	21.776109	24.786823	13.83%	6,527
2016	18.710685	21.776109	16.38%	7,785
2015	19.154306	18.710685	-2.32%	11,300
2014	19.535385	19.154306	-1.95%	10,135
2013	14.099659	19.535385	38.55%	14,349
2012	13.001495	14.099659	8.45%	5,454
2011	12.809247	13.001495	1.50%	5,616
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	16.801781	15.490635	-7.80%	406
2019	14.199691	16.801781	18.32%	3,977
2018	18.236675	14.199691	-22.14%	5,478
2017	18.650110	18.236675	-2.22%	5,361
2016	14.437509	18.650110	29.18%	12,294
2015	17.031346	14.437509	-15.23%	19,833
2014	17.145048	17.031346	-0.66%	21,722
2013	12.242551	17.145048	40.04%	22,340
2012	10.372641	12.242551	18.03%	18,400
2011	11.681772	10.372641	-11.21%	7,095
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	6.584132	5.549629	-15.71%	0
2019	6.418981	6.584132	2.57%	0
2018	5.855164	6.418981	9.63%	3,469
2017	7.251077	5.855164	-19.25%	5,041
2016	6.910984	7.251077	4.92%	31,271
2015	6.218194	6.910984	11.14%	29,448
2014	5.158824	6.218194	20.54%	32,050
2013	5.422415	5.158824	-4.86%	225
2012	5.901223	5.422415	-8.11%	3,911
2011	6.286111	5.901223	-6.12%	3,343

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2020	33.128963	48.481170	46.34%	5,394
2019	24.177864	33.128963	37.02%	3,342
2018	25.035476	24.177864	-3.43%	2,711
2017	19.250274	25.035476	30.05%	5,779
2016	17.674931	19.250274	8.91%	6,187
2015	17.828000	17.674931	-0.86%	3,786
2014	16.491306	17.828000	8.11%	2,890
2013	12.422379	16.491306	32.75%	481
2012	11.314130	12.422379	9.80%	1,182
2011	12.707822	11.314130	-10.97%	397
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	9.338676	10.025985	7.36%	291
2019	8.412910	9.338676	11.00%	0
2018	9.061000	8.412910	-7.15%	168
2017	8.729738	9.061000	3.79%	0
2016	7.583119	8.729738	15.12%	316
2015	8.291863	7.583119	-8.55%	0
2014	8.241238	8.291863	0.61%	486
2013	7.155481	8.241238	15.17%	0
2012	6.959901	7.155481	2.81%	0
2011	8.292387	6.959901	-16.07%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	29.246124	40.326209	37.89%	9
2019	24.400286	29.246124	19.86%	9
2018	31.130386	24.400286	-21.62%	218
2017	26.018489	31.130386	19.65%	1,403
2016	22.988152	26.018489	13.18%	1,906
2015	27.289718	22.988152	-15.76%	0
2014	22.664592	27.289718	20.41%	1,236
2013	15.344547	22.664592	47.70%	5,152
2012	13.309965	15.344547	15.29%	289
2011	15.272394	13.309965	-12.85%	318
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	20.277608	18.861753	-6.98%	2,997
2019	17.376783	20.277608	16.69%	3,334
2018	17.078227	17.376783	1.75%	4,351
2017	15.688562	17.078227	8.86%	3,092
2016	13.752666	15.688562	14.08%	3,305
2015	15.140863	13.752666	-9.17%	18,037
2014	12.565268	15.140863	20.50%	15,639
2013	11.278285	12.565268	11.41%	17,545
2012	11.376015	11.278285	-0.86%	19,287
2011	9.976677	11.376015	14.03%	2,256
2011	9.976677	11.376015	14.03%	2,256

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	5.030011	5.409962	7.55%	0
2019	5.391372	5.030011	-6.70%	0
2018	6.223108	5.391372	-13.37%	0
2017	5.319184	6.223108	16.99%	0
2016	5.942331	5.319184	-10.49%	0
2015	7.286832	5.942331	-18.45%	1,801
2014	9.517550	7.286832	-23.44%	167
2013	9.988030	9.517550	-4.71%	298
2012	10.108169	9.988030	-1.19%	592
2011	10.703065	10.108169	-5.56%	2,474
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	10.711508	11.277633	5.29%	1,818
2019	10.290041	10.711508	4.10%	2,011
2018	9.800465	10.290041	5.00%	2,075
2017	9.744953	9.800465	0.57%	2,240
2016	9.701275	9.744953	0.45%	3,441
2015	9.984602	9.701275	-2.84%	2,592
2014	10.045111	9.984602	-0.60%	949
2013*	10.000000	10.045111	0.45%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.562884	5.328973	16.79%	14,183
2019	4.159891	4.562884	9.69%	15,877
2018	5.916075	4.159891	-29.68%	16,881
2017	6.137615	5.916075	-3.61%	18,424
2016	4.355512	6.137615	40.92%	28,561
2015	6.674835	4.355512	-34.75%	39,089
2014	8.415410	6.674835	-20.68%	32,761
2013	7.764830	8.415410	8.38%	52,447
2012	7.660267	7.764830	1.37%	44,029
2011*	10.000000	7.660267	-23.40%	2,094
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	11.963374	16.261651	35.93%	0
2019	8.793834	11.963374	36.04%	0
2018	10.752346	8.793834	-18.21%	0
2017*	10.000000	10.752346	7.52%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.746940	10.374029	-3.47%	0
2019*	10.000000	10.746940	7.47%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	14.695814	15.734403	7.07%	0
2019	12.686443	14.695814	15.84%	0
2018	13.833545	12.686443	-8.29%	0
2017	12.207838	13.833545	13.32%	0
2016	11.926348	12.207838	2.36%	0
2015	12.014301	11.926348	-0.73%	0
2014	11.445745	12.014301	4.97%	0
2013	10.044714	11.445745	13.95%	0
2012	9.040905	10.044714	11.10%	0
2011*	10.000000	9.040905	-9.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.724162	8.738696	0.17%	0
2019	7.622428	8.724162	14.45%	0
2018*	10.000000	7.622428	-23.78%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.684798	6.372266	-26.63%	0
2019	7.359711	8.684798	18.00%	0
2018	9.267838	7.359711	-20.59%	0
2017	9.536512	9.267838	-2.82%	0
2016	6.911077	9.536512	37.99%	0
2015	11.360903	6.911077	-39.17%	104
2014	10.358925	11.360903	9.67%	104
2013*	10.000000	10.358925	3.59%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	15.082761	16.148319	7.06%	0
2019	11.005872	15.082761	37.04%	0
2018	12.841005	11.005872	-14.29%	0
2017	10.485182	12.841005	22.47%	0
2016	9.908640	10.485182	5.82%	0
2015	10.245808	9.908640	-3.29%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.216189	10.968494	7.36%	0
2019	9.572489	10.216189	6.72%	140
2018	10.052283	9.572489	-4.77%	140
2017	9.893599	10.052283	1.60%	140
2016	9.670658	9.893599	2.31%	2,845
2015	10.117773	9.670658	-4.42%	1,385
2014	9.994470	10.117773	1.23%	1,351
2013	11.143362	9.994470	-10.31%	910
2012	10.589224	11.143362	5.23%	3,514
2011*	10.000000	10.589224	5.89%	1,151

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	13.402698	14.685689	9.57%	250
2019	11.033691	13.402698	21.47%	257
2018	12.090506	11.033691	-8.74%	250
2017	10.238889	12.090506	18.08%	964
2016	9.205930	10.238889	11.22%	1,494
2015*	10.000000	9.205930	-7.94%	3,177
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	13.016820	12.881077	-1.04%	0
2019	10.455765	13.016820	24.49%	0
2018	11.745165	10.455765	-10.98%	0
2017	11.020154	11.745165	6.58%	299
2016	9.332983	11.020154	18.08%	3,959
2015*	10.000000	9.332983	-6.67%	299
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.130797	11.356976	2.03%	221
2019	9.656572	11.130797	15.27%	221
2018	10.624969	9.656572	-9.11%	221
2017	9.623843	10.624969	10.40%	221
2016	9.461597	9.623843	1.71%	221
2015	9.830954	9.461597	-3.76%	221
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	15.450825	19.592025	26.80%	2,367
2019	12.012767	15.450825	28.62%	2,560
2018	13.744735	12.012767	-12.60%	2,560
2017	11.163743	13.744735	23.12%	2,560
2016	11.184283	11.163743	-0.18%	1,747
2015	11.414785	11.184283	-2.02%	1,747
2014	11.432514	11.414785	-0.16%	1,272
2013*	10.000000	11.432514	14.33%	193
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.348044	11.007454	6.37%	0
2019	9.674307	10.348044	6.96%	0
2018	9.944579	9.674307	-2.72%	0
2017	9.831740	9.944579	1.15%	0
2016*	10.000000	9.831740	-1.68%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	12.061385	13.516530	12.06%	0
2019	10.152794	12.061385	18.80%	0
2018	10.927348	10.152794	-7.09%	0
2017	9.718831	10.927348	12.43%	0
2016	9.341179	9.718831	4.04%	0
2015	9.927518	9.341179	-5.91%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.341691	14.556638	1.50%	0
2019	11.481419	14.341691	24.91%	1,439
2018	12.655683	11.481419	-9.28%	1,439
2017	11.085181	12.655683	14.17%	1,439
2016*	10.000000	11.085181	10.85%	1,196
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	13.850461	16.384439	18.30%	12,255
2019	12.002071	13.850461	15.40%	13,920
2018	13.252837	12.002071	-9.44%	32,015
2017	11.892278	13.252837	11.44%	36,986
2016	11.689504	11.892278	1.73%	39,376
2015	12.048713	11.689504	-2.98%	37,226
2014	12.061563	12.048713	-0.11%	26,560
2013	10.756954	12.061563	12.13%	13,049
2012	9.982104	10.756954	7.76%	5,676
2011	10.570168	9.982104	-5.56%	426
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.790067	13.517649	5.69%	819
2019	10.889056	12.790067	17.46%	1,846
2018	13.180011	10.889056	-17.38%	1,846
2017	11.689956	13.180011	12.75%	1,846
2016	10.353854	11.689956	12.90%	2,630
2015	10.837883	10.353854	-4.47%	819
2014*	10.000000	10.837883	8.38%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.913224	11.369469	4.18%	0
2019	9.556868	10.913224	14.19%	0
2018	10.159257	9.556868	-5.93%	0
2017*	10.000000	10.159257	1.59%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	5.024453	4.851077	-3.45%	0
2019	4.805497	5.024453	4.56%	0
2018	5.551282	4.805497	-13.43%	0
2017	5.579638	5.551282	-0.51%	0
2016	5.082281	5.579638	9.79%	0
2015	6.923811	5.082281	-26.60%	0
2014	8.513486	6.923811	-18.67%	0
2013	9.681683	8.513486	-12.07%	0
2012	10.091190	9.681683	-4.06%	0
2011	11.788069	10.091190	-14.39%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.604685	10.600352	-0.04%	432
2019	10.105743	10.604685	4.94%	432
2018	10.321988	10.105743	-2.09%	432
2017	10.181568	10.321988	1.38%	432
2016	9.535732	10.181568	6.77%	0
2015*	10.000000	9.535732	-4.64%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.389400	13.325572	28.26%	0
2019	8.205835	10.389400	26.61%	0
2018*	10.000000	8.205835	-17.94%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	13.702422	15.380316	12.25%	0
2019	11.847934	13.702422	15.65%	0
2018	12.810360	11.847934	-7.51%	0
2017	11.491714	12.810360	11.47%	499
2016	11.401831	11.491714	0.79%	499
2015	11.641559	11.401831	-2.06%	499
2014	11.255747	11.641559	3.43%	0
2013	9.957937	11.255747	13.03%	0
2012	9.053852	9.957937	9.99%	0
2011*	10.000000	9.053852	-9.46%	584
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.461898	16.111920	19.69%	0
2019	11.067605	13.461898	21.63%	0
2018	11.819691	11.067605	-6.36%	0
2017	10.386296	11.819691	13.80%	0
2016*	10.000000	10.386296	3.86%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	13.129934	13.696062	4.31%	0
2019	10.540592	13.129934	24.57%	17,025
2018	11.761064	10.540592	-10.38%	10,100
2017	10.652766	11.761064	10.40%	0
2016	9.234230	10.652766	15.36%	2,650
2015*	10.000000	9.234230	-7.66%	877
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.486831	15.275221	5.44%	0
2019	11.399115	14.486831	27.09%	1,105
2018	12.810751	11.399115	-11.02%	1,105
2017	11.209326	12.810751	14.29%	1,246
2016*	10.000000	11.209326	12.09%	1,220

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.047978	23.983227	40.68%	4,175
2019	12.984248	17.047978	31.30%	22,149
2018	13.308303	12.984248	-2.43%	19,749
2017	10.072187	13.308303	32.13%	21,216
2016	10.220965	10.072187	-1.46%	29,638
2015*	10.000000	10.220965	2.21%	35,367
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	11.295165	11.337507	0.37%	0
2019	10.042434	11.295165	12.47%	0
2018	10.634224	10.042434	-5.56%	1,242
2017	10.148983	10.634224	4.78%	1,327
2016	9.070322	10.148983	11.89%	1,614
2015*	10.000000	9.070322	-9.30%	1,726
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.547324	11.283570	6.98%	0
2019	9.837415	10.547324	7.22%	0
2018	10.118941	9.837415	-2.78%	0
2017	9.928532	10.118941	1.92%	0
2016*	10.000000	9.928532	-0.71%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.212508	10.241969	-8.66%	0
2019	9.305725	11.212508	20.49%	0
2018	10.152093	9.305725	-8.34%	0
2017*	10.000000	10.152093	1.52%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	10.933414	11.481909	5.02%	0
2019	10.082198	10.933414	8.44%	0
2018	10.587975	10.082198	-4.78%	569
2017	10.045469	10.587975	5.40%	1,470
2016	9.489099	10.045469	5.86%	4,564
2015	9.873917	9.489099	-3.90%	1,470
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	16.087889	17.617619	9.51%	0
2019	13.696218	16.087889	17.46%	0
2018	15.470040	13.696218	-11.47%	0
2017	14.096274	15.470040	9.75%	0
2016	12.708143	14.096274	10.92%	0
2015	13.826641	12.708143	-8.09%	0
2014	13.718144	13.826641	0.79%	1,009
2013	11.309616	13.718144	21.30%	1,174
2012	10.006649	11.309616	13.02%	1,331
2011	10.370362	10.006649	-3.51%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	12.564489	12.398596	-1.32%	3,664
2019	11.046879	12.564489	13.74%	8,134
2018	11.780650	11.046879	-6.23%	8,484
2017	10.960179	11.780650	7.49%	9,716
2016	9.807801	10.960179	11.75%	5,696
2015	10.767581	9.807801	-8.91%	15,156
2014	10.502557	10.767581	2.52%	4,403
2013*	10.000000	10.502557	5.03%	620
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	13.802236	12.922427	-6.37%	118
2019	11.324334	13.802236	21.88%	5,000
2018	13.017054	11.324334	-13.00%	3,750
2017	12.230376	13.017054	6.43%	4,198
2016	11.124754	12.230376	9.94%	2,117
2015	11.781887	11.124754	-5.58%	1,034
2014	11.373109	11.781887	3.59%	1,075
2013*	10.000000	11.373109	13.73%	382
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.422644	8.746474	-7.18%	0
2019	9.425227	9.422644	-0.03%	0
2018	9.435811	9.425227	-0.11%	0
2017	9.445944	9.435811	-0.11%	0
2016	9.363046	9.445944	0.89%	0
2015*	10.000000	9.363046	-6.37%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.240431	11.468758	2.03%	0
2019	10.246711	11.240431	9.70%	0
2018	10.930974	10.246711	-6.26%	0
2017	9.860527	10.930974	10.86%	0
2016	9.642926	9.860527	2.26%	0
2015	10.447509	9.642926	-7.70%	0
2014	10.256070	10.447509	1.87%	0
2013*	10.000000	10.256070	2.56%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.451020	9.297430	-1.63%	0
2019	9.468379	9.451020	-0.18%	0
2018	9.532292	9.468379	-0.67%	0
2017	9.605684	9.532292	-0.76%	0
2016	9.707902	9.605684	-1.05%	0
2015	9.962317	9.707902	-2.55%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.983224	10.440962	4.59%	0
2019	9.361117	9.983224	6.65%	0
2018*	10.000000	9.361117	-6.39%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	6.033651	6.066555	0.55%	658
2019	5.693243	6.033651	5.98%	665
2018	6.386667	5.693243	-10.86%	744
2017	5.994546	6.386667	6.54%	1,933
2016	7.176136	5.994546	-16.47%	1,984
2015	7.437713	7.176136	-3.52%	6,091
2014	6.771250	7.437713	9.84%	2,027
2013	6.735068	6.771250	0.54%	1,144
2012	7.740159	6.735068	-12.99%	1,199
2011	8.643494	7.740159	-10.45%	2,200
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	12.908761	13.274084	2.83%	691
2019	12.480981	12.908761	3.43%	726
2018	14.629664	12.480981	-14.69%	760
2017	12.996911	14.629664	12.56%	1,516
2016	13.175106	12.996911	-1.35%	3,827
2015	13.276683	13.175106	-0.77%	6,194
2014	13.179298	13.276683	0.74%	4,027
2013	11.449381	13.179298	15.11%	1,661
2012	11.187867	11.449381	2.34%	1,972
2011	12.217509	11.187867	-8.43%	2,237
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.254696	8.687273	5.24%	1,265
2019	8.021038	8.254696	2.91%	1,329
2018	8.623244	8.021038	-6.98%	2,270
2017	8.486880	8.623244	1.61%	4,230
2016	8.701685	8.486880	-2.47%	4,333
2015	8.718087	8.701685	-0.19%	4,460
2014	8.499947	8.718087	2.57%	6,529
2013	8.532355	8.499947	-0.38%	20,154
2012	8.517398	8.532355	0.18%	6,378
2011	8.406566	8.517398	1.32%	7,933
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	11.078028	10.857248	-1.99%	42,339
2019	10.505312	11.078028	5.45%	45,034
2018	10.807824	10.505312	-2.80%	47,734
2017	10.658716	10.807824	1.40%	57,866
2016	10.017802	10.658716	6.40%	58,492
2015	10.148323	10.017802	-1.29%	55,343
2014	10.114590	10.148323	0.33%	11,895
2013*	10.000000	10.114590	1.15%	7,394

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	11.747453	12.662629	7.79%	0
2019	10.434284	11.747453	12.59%	0
2018	11.414519	10.434284	-8.59%	0
2017	10.604202	11.414519	7.64%	537
2016	9.702656	10.604202	9.29%	537
2015	10.356440	9.702656	-6.31%	607
2014	9.996957	10.356440	3.60%	607
2013*	10.000000	9.996957	-0.03%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	16.520674	20.616298	24.79%	0
2019	12.824075	16.520674	28.83%	426
2018	15.111321	12.824075	-15.14%	828
2017	11.310665	15.111321	33.60%	2,320
2016	11.559023	11.310665	-2.15%	0
2015	11.377136	11.559023	1.60%	2,067
2014	11.375454	11.377136	0.01%	529
2013*	10.000000	11.375454	13.75%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	13.813359	15.415776	11.60%	12,684
2019	11.574528	13.813359	19.34%	14,389
2018	12.491538	11.574528	-7.34%	16,128
2017	10.776499	12.491538	15.91%	27,677
2016	11.285670	10.776499	-4.51%	31,662
2015	12.564787	11.285670	-10.18%	30,563
2014	13.533870	12.564787	-7.16%	9,575
2013	11.036325	13.533870	22.63%	2,245
2012	9.449932	11.036325	16.79%	5,719
2011	10.391231	9.449932	-9.06%	1,116
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.827439	9.508016	-3.25%	0
2019	8.488085	9.827439	15.78%	0
2018	10.636132	8.488085	-20.20%	0
2017	8.489993	10.636132	25.28%	0
2016	7.172301	8.489993	18.37%	0
2015	9.154931	7.172301	-21.66%	0
2014	9.796088	9.154931	-6.55%	0
2013*	10.000000	9.796088	-2.04%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.165921	11.721688	4.98%	491
2019	9.993321	11.165921	11.73%	542
2018	10.641510	9.993321	-6.09%	709
2017	10.014169	10.641510	6.26%	757
2016	8.857642	10.014169	13.06%	896
2015	9.623416	8.857642	-7.96%	995
2014	9.970328	9.623416	-3.48%	1,230
2013*	10.000000	9.970328	-0.30%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.412286	10.961902	5.28%	0
2019	9.800552	10.412286	6.24%	0
2018	10.105403	9.800552	-3.02%	0
2017	9.927480	10.105403	1.79%	0
2016*	10.000000	9.927480	-0.73%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.585259	18.049468	32.86%	0
2019	11.359692	13.585259	19.59%	0
2018	11.901003	11.359692	-4.55%	0
2017	10.880563	11.901003	9.38%	0
2016*	10.000000	10.880563	8.81%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	12.326860	12.803448	3.87%	0
2019	11.004595	12.326860	12.02%	0
2018	11.797014	11.004595	-6.72%	0
2017	10.884854	11.797014	8.38%	0
2016	10.479543	10.884854	3.87%	0
2015	10.966581	10.479543	-4.44%	0
2014	10.734447	10.966581	2.16%	0
2013	10.091439	10.734447	6.37%	0
2012	9.424755	10.091439	7.07%	0
2011*	10.000000	9.424755	-5.75%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	12.284814	12.705243	3.42%	0
2019	10.979709	12.284814	11.89%	0
2018	12.054245	10.979709	-8.91%	0
2017	11.223696	12.054245	7.40%	58
2016	10.356327	11.223696	8.38%	994
2015	10.693394	10.356327	-3.15%	1,181
2014	10.605108	10.693394	0.83%	1,144
2013	11.860112	10.605108	-10.58%	576
2012	10.267318	11.860112	15.51%	509
2011*	10.000000	10.267318	2.67%	573
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.527675	12.100785	-3.41%	0
2019	9.997328	12.527675	25.31%	0
2018	11.076377	9.997328	-9.74%	0
2017	10.042061	11.076377	10.30%	785
2016	8.912445	10.042061	12.67%	785
2015	10.560825	8.912445	-15.61%	813
2014*	10.000000	10.560825	5.61%	243

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	12.889552	10.755660	-16.56%	0
2019	11.141046	12.889552	15.69%	0
2018	12.385404	11.141046	-10.05%	0
2017	11.519221	12.385404	7.52%	310
2016	11.397693	11.519221	1.07%	872
2015	11.797631	11.397693	-3.39%	881
2014	10.573738	11.797631	11.57%	933
2013	10.512647	10.573738	0.58%	135
2012	8.255534	10.512647	27.34%	0
2011*	10.000000	8.255534	-17.44%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	12.696379	13.792103	8.63%	106
2019	11.003257	12.696379	15.39%	108
2018	12.028843	11.003257	-8.53%	109
2017	10.583852	12.028843	13.65%	124
2016	10.236864	10.583852	3.39%	144
2015	11.175564	10.236864	-8.40%	162
2014	11.180481	11.175564	-0.04%	1,100
2013	9.855978	11.180481	13.44%	1,046
2012	8.845980	9.855978	11.42%	1,186
2011*	10.000000	8.845980	-11.54%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	15.538273	22.956825	47.74%	138
2019	11.935853	15.538273	30.18%	181
2018	14.617683	11.935853	-18.35%	190
2017	11.881090	14.617683	23.03%	204
2016	12.430147	11.881090	-4.42%	248
2015	12.767430	12.430147	-2.64%	361
2014	13.206586	12.767430	-3.33%	428
2013	11.130100	13.206586	18.66%	0
2012	9.831826	11.130100	13.20%	0
2011	11.100395	9.831826	-11.43%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.302817	18.991152	9.76%	9,969
2019	14.617916	17.302817	18.37%	16,842
2018	15.699654	14.617916	-6.89%	17,638
2017	13.834234	15.699654	13.48%	17,817
2016	12.950273	13.834234	6.83%	15,210
2015	13.085791	12.950273	-1.04%	17,528
2014	12.718148	13.085791	2.89%	33,432
2013	10.526520	12.718148	20.82%	48,325
2012	9.282883	10.526520	13.40%	9,354
2011*	10.000000	9.282883	-7.17%	585

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.493208	10.700834	1.98%	0
2019	9.808066	10.493208	6.99%	0
2018	10.249705	9.808066	-4.31%	1,738
2017	9.835554	10.249705	4.21%	1,738
2016	9.237000	9.835554	6.48%	1,898
2015	9.706060	9.237000	-4.83%	1,490
2014	9.533877	9.706060	1.81%	1,505
2013*	10.000000	9.533877	-4.66%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	17.166626	18.565243	8.15%	154
2019	13.546792	17.166626	26.72%	159
2018	13.825277	13.546792	-2.01%	170
2017	11.704398	13.825277	18.12%	223
2016	10.721494	11.704398	9.17%	275
2015	10.838927	10.721494	-1.08%	322
2014*	10.000000	10.838927	8.39%	430
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.777909	13.221449	12.26%	0
2019	10.455637	11.777909	12.65%	0
2018	11.657783	10.455637	-10.31%	0
2017	10.043551	11.657783	16.07%	0
2016*	10.000000	10.043551	0.44%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	18.508632	20.416569	10.31%	0
2019	15.235774	18.508632	21.48%	0
2018	17.420492	15.235774	-12.54%	0
2017	14.837309	17.420492	17.41%	0
2016	13.970788	14.837309	6.20%	0
2015	14.510439	13.970788	-3.72%	0
2014	14.169410	14.510439	2.41%	0
2013	11.166955	14.169410	26.89%	0
2012	9.810627	11.166955	13.83%	0
2011	10.692502	9.810627	-8.25%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.590831	15.683194	7.49%	17,719
2019	12.815179	14.590831	13.86%	17,720
2018	13.947665	12.815179	-8.12%	18,688
2017	12.700838	13.947665	9.82%	19,900
2016	12.213300	12.700838	3.99%	20,970
2015	12.596006	12.213300	-3.04%	204
2014	12.323472	12.596006	2.21%	9,480
2013	10.967397	12.323472	12.36%	0
2012	10.077130	10.967397	8.83%	0
2011	10.422538	10.077130	-3.31%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.577192	18.108541	9.24%	13,721
2019	14.068043	16.577192	17.84%	13,721
2018	15.632400	14.068043	-10.01%	15,301
2017	13.773480	15.632400	13.50%	16,152
2016	13.094993	13.773480	5.18%	16,964
2015	13.542191	13.094993	-3.30%	18,164
2014	13.198565	13.542191	2.60%	18,459
2013	11.107892	13.198565	18.82%	31,162
2012	9.974326	11.107892	11.36%	31,343
2011	10.540898	9.974326	-5.37%	18,877
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.013299	12.666973	5.44%	0
2019	11.076522	12.013299	8.46%	0
2018	11.606202	11.076522	-4.56%	4,655
2017	11.134422	11.606202	4.24%	5,329
2016	10.860050	11.134422	2.53%	19,755
2015	11.163625	10.860050	-2.72%	0
2014	11.023645	11.163625	1.27%	6,940
2013	10.719827	11.023645	2.83%	9,734
2012	10.176054	10.719827	5.34%	2,514
2011	10.238781	10.176054	-0.61%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.420805	11.756687	2.94%	299
2019	10.235905	11.420805	11.58%	295
2018	11.233759	10.235905	-8.88%	292
2017	9.987577	11.233759	12.48%	334
2016	9.654384	9.987577	3.45%	389
2015	10.293446	9.654384	-6.21%	424
2014	10.271377	10.293446	0.21%	549
2013*	10.000000	10.271377	2.71%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.813379	12.429132	5.21%	0
2019	10.444414	11.813379	13.11%	0
2018	11.470098	10.444414	-8.94%	0
2017	9.935790	11.470098	15.44%	0
2016	9.545023	9.935790	4.09%	0
2015	10.239185	9.545023	-6.78%	0
2014	10.343332	10.239185	-1.01%	0
2013*	10.000000	10.343332	3.43%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.599554	16.921771	8.48%	11,332
2019	13.473229	15.599554	15.78%	11,708
2018	14.798488	13.473229	-8.96%	12,421
2017	13.248848	14.798488	11.70%	13,227
2016	12.664959	13.248848	4.61%	24,917
2015	13.062684	12.664959	-3.04%	25,600
2014	12.746733	13.062684	2.48%	27,626
2013	11.041001	12.746733	15.45%	17,218
2012	10.026563	11.041001	10.12%	10,390
2011	10.475115	10.026563	-4.28%	9,424
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	17.371529	19.111300	10.02%	0
2019	14.502056	17.371529	19.79%	0
2018	16.353933	14.502056	-11.32%	2,910
2017	14.132938	16.353933	15.72%	2,910
2016	13.403091	14.132938	5.45%	2,910
2015	13.886016	13.403091	-3.48%	2,910
2014	13.551233	13.886016	2.47%	2,532
2013	11.126535	13.551233	21.79%	1,990
2012	9.908831	11.126535	12.29%	724
2011	10.606137	9.908831	-6.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.767681	14.714106	6.87%	0
2019	12.290836	13.767681	12.02%	0
2018	13.170444	12.290836	-6.68%	1,449
2017	12.229493	13.170444	7.69%	1,449
2016	11.772304	12.229493	3.88%	1,449
2015	12.141911	11.772304	-3.04%	1,449
2014	11.903770	12.141911	2.00%	0
2013	10.919486	11.903770	9.01%	0
2012	10.125841	10.919486	7.84%	0
2011	10.360052	10.125841	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.379668	10.904128	5.05%	0
2019	9.771032	10.379668	6.23%	0
2018	10.008002	9.771032	-2.37%	0
2017	9.902624	10.008002	1.06%	0
2016	9.880683	9.902624	0.22%	1,887
2015	10.068055	9.880683	-1.86%	7,289
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.733156	17.33%	807

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	11.015864	11.771499	6.86%	0
2019	10.256666	11.015864	7.40%	0
2018	10.621530	10.256666	-3.44%	0
2017	10.444264	10.621530	1.70%	0
2016	10.312793	10.444264	1.27%	2,042
2015	10.577975	10.312793	-2.51%	0
2014	10.291462	10.577975	2.78%	6,117
2013	10.721168	10.291462	-4.01%	0
2012	10.213506	10.721168	4.97%	6,438
2011*	10.000000	10.213506	2.14%	1,060
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.494311	10.669296	1.67%	0
2019	10.046796	10.494311	4.45%	0
2018*	10.000000	10.046796	0.47%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	11.293328	12.539180	11.03%	96
2019	9.373086	11.293328	20.49%	292
2018	11.582973	9.373086	-19.08%	292
2017	8.352123	11.582973	38.68%	291
2016	7.911552	8.352123	5.57%	332
2015	9.610399	7.911552	-17.68%	325
2014*	10.000000	9.610399	-3.90%	306
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.698682	12.154342	3.89%	0
2019	10.403806	11.698682	12.45%	0
2018	10.945571	10.403806	-4.95%	0
2017	10.461433	10.945571	4.63%	0
2016	9.350611	10.461433	11.88%	0
2015	9.796910	9.350611	-4.56%	0
2014*	10.000000	9.796910	-2.03%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	9.978320	10.373594	3.96%	265
2019	9.581179	9.978320	4.15%	287
2018	9.782491	9.581179	-2.06%	381
2017	9.777780	9.782491	0.05%	403
2016	9.903332	9.777780	-1.27%	4,818
2015	10.116451	9.903332	-2.11%	23,487
2014*	10.000000	10.116451	1.16%	605

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	8.398898	8.245976	-1.82%	34,379
2019	8.441355	8.398898	-0.50%	39,499
2018	8.517707	8.441355	-0.90%	72,969
2017	8.672329	8.517707	-1.78%	66,909
2016	8.848647	8.672329	-1.99%	95,312
2015	9.029230	8.848647	-2.00%	71,255
2014	9.213500	9.029230	-2.00%	46,267
2013	9.401529	9.213500	-2.00%	82,799
2012	9.593927	9.401529	-2.01%	88,591
2011	9.789172	9.593927	-1.99%	88,722
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.513002	12.132795	5.38%	669
2019	9.647708	11.513002	19.33%	669
2018	11.423259	9.647708	-15.54%	669
2017	9.333062	11.423259	22.40%	669
2016	9.435934	9.333062	-1.09%	0
2015	9.721813	9.435934	-2.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.480447	14.904019	10.56%	0
2019	11.117187	13.480447	21.26%	0
2018	12.447613	11.117187	-10.69%	0
2017	10.724415	12.447613	16.07%	0
2016	9.996230	10.724415	7.28%	0
2015	10.303084	9.996230	-2.98%	0
2014*	10.000000	10.303084	3.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	11.940882	12.802817	7.22%	4,902
2019	10.563918	11.940882	13.03%	4,906
2018	11.330190	10.563918	-6.76%	5,137
2017	10.402824	11.330190	8.91%	5,325
2016	9.985200	10.402824	4.18%	5,572
2015	10.206727	9.985200	-2.17%	5,816
2014*	10.000000	10.206727	2.07%	5,816
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	12.829380	14.033633	9.39%	0
2019	10.914723	12.829380	17.54%	0
2018	11.909365	10.914723	-8.35%	0
2017	10.584300	11.909365	12.52%	0
2016	10.023904	10.584300	5.59%	0
2015	10.283184	10.023904	-2.52%	0
2014*	10.000000	10.283184	2.83%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	10.860876	11.358404	4.58%	2,087
2019	10.117972	10.860876	7.34%	2,087
2018	10.515245	10.117972	-3.78%	2,087
2017	10.152323	10.515245	3.57%	2,381
2016	9.935330	10.152323	2.18%	2,381
2015	10.111331	9.935330	-1.74%	294
2014*	10.000000	10.111331	1.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.571487	11.857197	2.47%	118
2019	10.449370	11.571487	10.74%	117
2018	11.299510	10.449370	-7.52%	115
2017	10.110789	11.299510	11.76%	133
2016	9.759510	10.110789	3.60%	154
2015	10.292293	9.759510	-5.18%	170
2014	10.250610	10.292293	0.41%	221
2013*	10.000000	10.250610	2.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.092754	12.600833	4.20%	0
2019	10.706909	12.092754	12.94%	0
2018	11.630845	10.706909	-7.94%	0
2017	10.146373	11.630845	14.63%	0
2016	9.680018	10.146373	4.82%	0
2015	10.284346	9.680018	-5.88%	0
2014	10.315397	10.284346	-0.30%	0
2013*	10.000000	10.315397	3.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.433171	13.444972	8.14%	33,334
2019	10.774876	12.433171	15.39%	33,344
2018	11.658214	10.774876	-7.58%	35,075
2017	10.533751	11.658214	10.67%	41,456
2016	10.031568	10.533751	5.01%	38,823
2015	10.270668	10.031568	-2.33%	19,385
2014*	10.000000	10.270668	2.71%	14,709
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.117809	14.440396	10.08%	0
2019	10.987191	13.117809	19.39%	0
2018	12.151642	10.987191	-9.58%	0
2017	10.626526	12.151642	14.35%	0
2016	9.995044	10.626526	6.32%	0
2015	10.274019	9.995044	-2.72%	0
2014*	10.000000	10.274019	2.74%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.626481	12.368444	6.38%	0
2019	10.454186	11.626481	11.21%	0
2018	11.082322	10.454186	-5.67%	0
2017	10.354084	11.082322	7.03%	0
2016	9.994799	10.354084	3.59%	0
2015	10.201905	9.994799	-2.03%	4,746
2014*	10.000000	10.201905	2.02%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.423892	10.943242	4.98%	0
2019*	10.000000	10.423892	4.24%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.723297	12.165075	13.45%	0
2019*	10.000000	10.723297	7.23%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	25.578868	32.566695	27.32%	1,064
2019	20.043836	25.578868	27.61%	1,356
2018	21.164392	20.043836	-5.29%	1,689
2017	16.626941	21.164392	27.29%	5,141
2016	16.634285	16.626941	-0.04%	5,468
2015	16.458672	16.634285	1.07%	5,212
2014	15.247214	16.458672	7.95%	4,148
2013	11.574874	15.247214	31.73%	4,077
2012	10.170144	11.574874	13.81%	3,785
2011	10.723928	10.170144	-5.16%	3,785
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.526009	19.196289	16.16%	115
2019	12.279076	16.526009	34.59%	127
2018	12.727206	12.279076	-3.52%	133
2017	10.219772	12.727206	24.54%	183
2016*	10.000000	10.219772	2.20%	229
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.778363	17.78%	1,173
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	13.822018	15.322093	10.85%	0
2019	11.224762	13.822018	23.14%	2,666
2018	12.926819	11.224762	-13.17%	1,498
2017	11.392230	12.926819	13.47%	3,018
2016	9.663392	11.392230	17.89%	2,700
2015	10.116997	9.663392	-4.48%	854

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.581424	21.876413	-3.12%	185
2019	18.605530	22.581424	21.37%	2,623
2018	21.863779	18.605530	-14.90%	2,872
2017	19.596666	21.863779	11.57%	4,415
2016	17.003821	19.596666	15.25%	2,915
2015	17.866434	17.003821	-4.83%	2,263
2014	15.579398	17.866434	14.68%	2,975
2013	11.716880	15.579398	32.97%	1,833
2012	10.276743	11.716880	14.01%	1,412
2011	10.735264	10.276743	-4.27%	1,412
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	16.916151	23.356463	38.07%	288
2019	12.719042	16.916151	33.00%	288
2018	14.099707	12.719042	-9.79%	288
2017	11.516115	14.099707	22.43%	2,708
2016	10.849447	11.516115	6.14%	4,566
2015	10.987807	10.849447	-1.26%	4,671
2014*	10.000000	10.987807	9.88%	5,197
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	12.331103	12.707138	3.05%	845
2019	10.573673	12.331103	16.62%	3,879
2018	12.993649	10.573673	-18.62%	3,936
2017	12.156293	12.993649	6.89%	4,215
2016	9.849419	12.156293	23.42%	2,250
2015	10.694549	9.849419	-7.90%	1,449
2014*	10.000000	10.694549	6.95%	1,895
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	14.117325	16.974130	20.24%	0
2019	11.464874	14.117325	23.14%	0
2018	13.392288	11.464874	-14.39%	0
2017	12.040785	13.392288	11.22%	0
2016	10.002084	12.040785	20.38%	0
2015	10.375903	10.002084	-3.60%	0
2014*	10.000000	10.375903	3.76%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.656261	17.399242	11.13%	0
2019	12.472628	15.656261	25.52%	0
2018	13.399653	12.472628	-6.92%	0
2017	10.958843	13.399653	22.27%	0
2016*	10.000000	10.958843	9.59%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.194952	13.118366	-7.58%	0
2019	11.103964	14.194952	27.84%	0
2018	11.811084	11.103964	-5.99%	0
2017	11.353907	11.811084	4.03%	0
2016	10.809125	11.353907	5.04%	0
2015	11.691522	10.809125	-7.55%	0
2014	9.276363	11.691522	26.04%	2,679
2013*	10.000000	9.276363	-7.24%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	15.684965	18.167858	15.83%	1,195
2019	12.203001	15.684965	28.53%	6,022
2018	13.056477	12.203001	-6.54%	4,301
2017	10.962008	13.056477	19.11%	15,311
2016	10.016634	10.962008	9.44%	9,291
2015	10.103539	10.016634	-0.86%	12,018
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.558945	9.633063	0.78%	0
2019	9.371002	9.558945	2.01%	2,963
2018	9.485503	9.371002	-1.21%	700
2017	9.528084	9.485503	-0.45%	547
2016	9.485631	9.528084	0.45%	1,715
2015	9.712351	9.485631	-2.33%	0
2014	9.861857	9.712351	-1.52%	16,652
2013	10.052529	9.861857	-1.90%	7,346
2012	9.909054	10.052529	1.45%	21,386
2011*	10.000000	9.909054	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.412329	15.683364	16.93%	239
2019	10.952311	13.412329	22.46%	3,030
2018	12.607281	10.952311	-13.13%	239
2017	11.266150	12.607281	11.90%	967
2016	9.510477	11.266150	18.46%	0
2015	10.202693	9.510477	-6.78%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	25.163621	39.579982	57.29%	386
2019	18.764602	25.163621	34.10%	415
2018	20.601880	18.764602	-8.92%	415
2017	16.484130	20.601880	24.98%	1,356
2016	15.859238	16.484130	3.94%	1,356
2015	16.239073	15.859238	-2.34%	4,359
2014	15.976242	16.239073	1.65%	2,027
2013	11.761483	15.976242	35.84%	1,342
2012	10.468943	11.761483	12.35%	970
2011	11.179792	10.468943	-6.36%	970

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	9.804340	10.401754	6.09%	0
2019	8.679906	9.804340	12.95%	0
2018	9.502573	8.679906	-8.66%	0
2017	9.088686	9.502573	4.55%	0
2016	9.333845	9.088686	-2.63%	0
2015	10.031998	9.333845	-6.96%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	10.481040	10.805631	3.10%	0
2019	9.308397	10.481040	12.60%	0
2018	10.396741	9.308397	-10.47%	0
2017	9.613337	10.396741	8.15%	0
2016	8.981332	9.613337	7.04%	0
2015	9.891886	8.981332	-9.21%	0
2014	10.123738	9.891886	-2.29%	0
2013*	10.000000	10.123738	1.24%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	9.416313	9.451465	0.37%	0
2019	9.332756	9.416313	0.90%	0
2018	10.140756	9.332756	-7.97%	2,678
2017	10.058622	10.140756	0.82%	5,873
2016	9.067122	10.058622	10.94%	7,259
2015	9.558982	9.067122	-5.15%	4,760
2014	9.619192	9.558982	-0.63%	13,947
2013*	10.000000	9.619192	-3.81%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.449383	12.107719	5.75%	243
2019	10.455208	11.449383	9.51%	235
2018	11.284457	10.455208	-7.35%	240
2017	10.155415	11.284457	11.12%	261
2016	9.177676	10.155415	10.65%	304
2015	10.312546	9.177676	-11.00%	2,833
2014	10.475375	10.312546	-1.55%	4,755
2013	10.677486	10.475375	-1.89%	45,314
2012	9.490611	10.677486	12.51%	22,633
2011*	10.000000	9.490611	-5.09%	295
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.710620	5.665148	-0.80%	0
2019	5.233137	5.710620	9.12%	0
2018	6.224603	5.233137	-15.93%	0
2017	6.223876	6.224603	0.01%	914
2016	5.528361	6.223876	12.58%	909
2015	7.588846	5.528361	-27.15%	742
2014	9.515685	7.588846	-20.25%	692
2013	11.385301	9.515685	-16.42%	746
2012	11.051904	11.385301	3.02%	510
2011	12.197097	11.051904	-9.39%	92

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.321115	10.589627	2.60%	0
2019	10.046178	10.321115	2.74%	0
2018	10.158230	10.046178	-1.10%	0
2017	9.880265	10.158230	2.81%	0
2016	9.634971	9.880265	2.55%	1,120
2015	10.010581	9.634971	-3.75%	1,101
2014	9.922817	10.010581	0.88%	1,061
2013*	10.000000	9.922817	-0.77%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	13.733016	14.343878	4.45%	0
2019	12.222399	13.733016	12.36%	0
2018	13.105613	12.222399	-6.74%	0
2017	12.181006	13.105613	7.59%	0
2016	10.978331	12.181006	10.95%	200
2015	11.473752	10.978331	-4.32%	200
2014	11.545741	11.473752	-0.62%	200
2013	12.673798	11.545741	-8.90%	2,041
2012	10.981983	12.673798	15.41%	13,705
2011	10.550260	10.981983	4.09%	2,491
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.632814	11.462679	7.80%	0
2019	10.233806	10.632814	3.90%	0
2018	10.911959	10.233806	-6.21%	894
2017	10.259794	10.911959	6.36%	318
2016	10.071539	10.259794	1.87%	1,522
2015	10.720227	10.071539	-6.05%	1,552
2014	10.707878	10.720227	0.12%	1,512
2013	11.950092	10.707878	-10.40%	919
2012	11.411485	11.950092	4.72%	201
2011	10.835845	11.411485	5.31%	201
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	14.804244	15.322520	3.50%	0
2019	13.180409	14.804244	12.32%	0
2018	13.831479	13.180409	-4.71%	0
2017	13.249760	13.831479	4.39%	3,854
2016	12.032882	13.249760	10.11%	258
2015	12.499580	12.032882	-3.73%	1,009
2014	12.355260	12.499580	1.17%	1,016
2013	11.935477	12.355260	3.52%	1,016
2012	10.665729	11.935477	11.90%	956
2011	10.541896	10.665729	1.17%	4,800
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.790422	11.249911	4.26%	0
2019	10.151833	10.790422	6.29%	0
2018	10.330583	10.151833	-1.73%	0
2017*	10.000000	10.330583	3.31%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.525445	10.876801	3.34%	0
2019	10.046799	10.525445	4.76%	0
2018	10.050364	10.046799	-0.04%	0
2017*	10.000000	10.050364	0.50%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.482460	11.368127	8.45%	517
2019	10.004333	10.482460	4.78%	562
2018	10.643183	10.004333	-6.00%	713
2017	9.807038	10.643183	8.53%	741
2016	9.724289	9.807038	0.85%	1,019
2015	10.689780	9.724289	-9.03%	1,157
2014	10.875211	10.689780	-1.71%	1,299
2013	11.877127	10.875211	-8.44%	586
2012	11.517525	11.877127	3.12%	200
2011	10.839642	11.517525	6.25%	8,269
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.466505	9.545254	0.83%	0
2019	9.294976	9.466505	1.85%	0
2018	9.463276	9.294976	-1.78%	1,202
2017	9.536452	9.463276	-0.77%	1,285
2016	9.605182	9.536452	-0.72%	1,563
2015	9.780780	9.605182	-1.80%	1,671
2014	9.906268	9.780780	-1.27%	1,839
2013	10.131966	9.906268	-2.23%	2,611
2012	9.777093	10.131966	3.63%	1,037
2011*	10.000000	9.777093	-2.23%	265
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.981607	11.680083	6.36%	0
2019	10.351959	10.981607	6.08%	0
2018	10.631909	10.351959	-2.63%	3,043
2017	10.349729	10.631909	2.73%	1,812
2016	10.294407	10.349729	0.54%	1,812
2015	10.469358	10.294407	-1.67%	15,339
2014	10.255615	10.469358	2.08%	5,285
2013	10.684266	10.255615	-4.01%	5,777
2012	9.956927	10.684266	7.30%	16,066
2011*	10.000000	9.956927	-0.43%	919

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	14.522030	14.512921	-0.06%	0
2019	12.966226	14.522030	12.00%	0
2018	13.778882	12.966226	-5.90%	0
2017	13.137209	13.778882	4.88%	0
2016	11.780980	13.137209	11.51%	0
2015	12.553125	11.780980	-6.15%	0
2014	12.847355	12.553125	-2.29%	0
2013	11.725300	12.847355	9.57%	4,519
2012	10.342006	11.725300	13.38%	5,016
2011	10.771236	10.342006	-3.98%	2,795
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	10.968761	14.570757	32.84%	0
2019	8.861522	10.968761	23.78%	0
2018	11.109349	8.861522	-20.23%	0
2017	8.530628	11.109349	30.23%	0
2016	8.648877	8.530628	-1.37%	0
2015	9.738964	8.648877	-11.19%	114
2014	10.096121	9.738964	-3.54%	114
2013	8.960556	10.096121	12.67%	0
2012	7.918333	8.960556	13.16%	1,782
2011	11.067644	7.918333	-28.46%	0
ProFunds - ProFund VP Banks - Q/NQ
2020	20.118202	16.716011	-16.91%	0
2019	15.047340	20.118202	33.70%	0
2018	18.703728	15.047340	-19.55%	499
2017	16.184273	18.703728	15.57%	65
2016	13.400814	16.184273	20.77%	1,422
2015	13.733802	13.400814	-2.42%	1,363
2014	12.696584	13.733802	8.17%	1,396
2013	9.707767	12.696584	30.79%	506
2012	7.425739	9.707767	30.73%	22,188
2011*	10.000000	7.425739	-25.74%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	10.380285	11.849666	14.16%	0
2019	8.997850	10.380285	15.36%	0
2018	11.151855	8.997850	-19.32%	103
2017	9.254225	11.151855	20.51%	3,643
2016	7.969027	9.254225	16.13%	5,811
2015	9.447007	7.969027	-15.64%	5,148
2014	9.479989	9.447007	-0.35%	3,301
2013	8.167896	9.479989	16.06%	0
2012	7.683006	8.167896	6.31%	0
2011*	10.000000	7.683006	-23.17%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2020	1.938081	1.412787	-27.10%	0
2019	2.566594	1.938081	-24.49%	0
2018	2.517213	2.566594	1.96%	0
2017	3.130981	2.517213	-19.60%	0
2016	3.674358	3.130981	-14.79%	0
2015	3.943513	3.674358	-6.83%	0
2014	4.692639	3.943513	-15.96%	0
2013	6.519455	4.692639	-28.02%	0
2012	7.976715	6.519455	-18.27%	0
2011	8.932793	7.976715	-10.70%	2,353
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	28.289146	31.986284	13.07%	985
2019	24.787365	28.289146	14.13%	1,088
2018	27.126804	24.787365	-8.62%	1,088
2017	22.587107	27.126804	20.10%	1,359
2016	27.267458	22.587107	-17.16%	1,088
2015	26.934996	27.267458	1.23%	1,222
2014	21.186391	26.934996	27.13%	1,222
2013	12.836147	21.186391	65.05%	733
2012	9.309114	12.836147	37.89%	428
2011*	10.000000	9.309114	-6.91%	0
ProFunds - ProFund VP Bull - Q/NQ
2020	22.339070	25.402425	13.71%	0
2019	17.686730	22.339070	26.30%	0
2018	19.232032	17.686730	-8.04%	0
2017	16.442904	19.232032	16.96%	1,227
2016	15.299530	16.442904	7.47%	1,270
2015	15.683625	15.299530	-2.45%	10,567
2014	14.357139	15.683625	9.24%	11,113
2013	11.290423	14.357139	27.16%	3,320
2012	10.116309	11.290423	11.61%	10,429
2011	10.322252	10.116309	-2.00%	15,400
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	17.581542	22.580382	28.43%	137
2019	14.175122	17.581542	24.03%	551
2018	16.979564	14.175122	-16.52%	627
2017	15.058102	16.979564	12.76%	176
2016	14.838785	15.058102	1.48%	199
2015	14.536416	14.838785	2.08%	2,841
2014	13.456782	14.536416	8.02%	6,253
2013	10.689844	13.456782	25.88%	0
2012	9.839918	10.689844	8.64%	128
2011*	10.000000	9.839918	-1.60%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	25.373262	31.914368	25.78%	70
2019	20.772815	25.373262	22.15%	78
2018	21.069525	20.772815	-1.41%	476
2017	18.162270	21.069525	16.01%	1,978
2016	17.787432	18.162270	2.11%	1,575
2015	17.337402	17.787432	2.60%	896
2014	15.730994	17.337402	10.21%	5,534
2013	11.476345	15.730994	37.07%	640
2012	9.591346	11.476345	19.65%	121
2011*	10.000000	9.591346	-4.09%	1,130
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	9.094479	11.294191	24.19%	583
2019	7.469812	9.094479	21.75%	765
2018	8.996920	7.469812	-16.97%	1,636
2017	6.888795	8.996920	30.60%	1,406
2016	6.331867	6.888795	8.80%	1,625
2015	7.818791	6.331867	-19.02%	1,481
2014	8.260973	7.818791	-5.35%	2,018
2013	9.008183	8.260973	-8.29%	2,570
2012	8.625750	9.008183	4.43%	4,702
2011	10.961398	8.625750	-21.31%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	12.076853	10.742486	-11.05%	490
2019	10.462298	12.076853	15.43%	836
2018	12.433899	10.462298	-15.86%	836
2017	10.597876	12.433899	17.32%	836
2016	10.030284	10.597876	5.66%	836
2015	11.484327	10.030284	-12.66%	928
2014	12.828042	11.484327	-10.47%	521
2013	10.761448	12.828042	19.20%	2,416
2012	9.418458	10.761448	14.26%	905
2011	10.547587	9.418458	-10.71%	0
ProFunds - ProFund VP Financials - Q/NQ
2020	20.418453	19.655890	-3.73%	77
2019	15.993712	20.418453	27.67%	77
2018	18.222494	15.993712	-12.23%	77
2017	15.731735	18.222494	15.83%	143
2016	13.919468	15.731735	13.02%	3,025
2015	14.419051	13.919468	-3.46%	7,654
2014	13.030174	14.419051	10.66%	1,408
2013	10.066787	13.030174	29.44%	155
2012	8.235838	10.066787	22.23%	0
2011*	10.000000	8.235838	-17.64%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2020	25.066349	28.111435	12.15%	1,526
2019	21.427195	25.066349	16.98%	1,526
2018	20.938193	21.427195	2.34%	1,915
2017	17.668421	20.938193	18.51%	1,829
2016	18.789628	17.668421	-5.97%	2,721
2015	18.256039	18.789628	2.92%	4,277
2014	15.059538	18.256039	21.23%	8,723
2013	10.995247	15.059538	36.96%	619
2012	9.556715	10.995247	15.05%	0
2011*	10.000000	9.556715	-4.43%	0
ProFunds - ProFund VP Industrials - Q/NQ
2020	19.758493	22.608747	14.43%	0
2019	15.450376	19.758493	27.88%	0
2018	18.074886	15.450376	-14.52%	0
2017	15.067754	18.074886	19.96%	2,174
2016	13.079433	15.067754	15.20%	3,179
2015	13.819055	13.079433	-5.35%	3,991
2014	13.356175	13.819055	3.47%	1,181
2013	9.862348	13.356175	35.43%	2,638
2012	8.690901	9.862348	13.48%	1,990
2011*	10.000000	8.690901	-13.09%	1,353
ProFunds - ProFund VP International - Q/NQ
2020	11.496894	11.818763	2.80%	0
2019	9.836050	11.496894	16.89%	0
2018	11.915819	9.836050	-17.45%	0
2017	9.982415	11.915819	19.37%	0
2016	10.280718	9.982415	-2.90%	311
2015	10.873616	10.280718	-5.45%	0
2014	12.074598	10.873616	-9.95%	470
2013	10.311017	12.074598	17.10%	4,386
2012	9.075806	10.311017	13.61%	4,121
2011	10.811023	9.075806	-16.05%	0
ProFunds - ProFund VP Internet - Q/NQ
2020	28.161700	41.625270	47.81%	1,371
2019	24.345959	28.161700	15.67%	1,371
2018	23.677464	24.345959	2.82%	1,774
2017	17.757391	23.677464	33.34%	1,538
2016	17.169442	17.757391	3.42%	1,538
2015	14.556999	17.169442	17.95%	3,181
2014	14.689343	14.556999	-0.90%	2,796
2013	9.879976	14.689343	48.68%	641
2012	8.418235	9.879976	17.36%	0
2011*	10.000000	8.418235	-15.82%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2020	15.146594	17.208828	13.62%	0
2019	12.879941	15.146594	17.60%	0
2018	14.875140	12.879941	-13.41%	0
2017	12.813501	14.875140	16.09%	0
2016	13.020517	12.813501	-1.59%	0
2015	12.556828	13.020517	3.69%	0
2014	12.412646	12.556828	1.16%	0
2013	8.544355	12.412646	45.27%	0
2012	7.091612	8.544355	20.49%	2,346
2011	8.883019	7.091612	-20.17%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	32.770007	46.749565	42.66%	0
2019	24.460915	32.770007	33.97%	1,193
2018	25.438644	24.460915	-3.84%	471
2017	19.909355	25.438644	27.77%	545
2016	19.300150	19.909355	3.16%	1,892
2015	18.327755	19.300150	5.31%	3,330
2014	15.983585	18.327755	14.67%	11,029
2013	12.146490	15.983585	31.59%	2,130
2012	10.663941	12.146490	13.90%	2,382
2011	10.725027	10.663941	-0.57%	3,566
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	8.525514	5.475496	-35.78%	1,210
2019	8.016774	8.525514	6.35%	758
2018	10.255378	8.016774	-21.83%	1,412
2017	10.807136	10.255378	-5.11%	1,583
2016	8.879618	10.807136	21.71%	5,265
2015	11.824769	8.879618	-24.91%	3,175
2014	13.537414	11.824769	-12.65%	1,974
2013	11.133619	13.537414	21.59%	0
2012	11.041482	11.133619	0.83%	0
2011	11.018852	11.041482	0.21%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	18.358873	20.243040	10.26%	132
2019	16.427098	18.358873	11.76%	139
2018	17.872193	16.427098	-8.09%	126
2017	16.524408	17.872193	8.16%	139
2016	17.514682	16.524408	-5.65%	804
2015	17.111823	17.514682	2.35%	1,011
2014	14.628843	17.111823	16.97%	5,066
2013	11.340575	14.628843	29.00%	699
2012	10.346039	11.340575	9.61%	1,439
2011*	10.000000	10.346039	3.46%	1,192

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	3.939397	4.791306	21.63%	497
2019	2.753631	3.939397	43.06%	6,383
2018	3.247592	2.753631	-15.21%	1,528
2017	3.147546	3.247592	3.18%	1,483
2016	2.061126	3.147546	52.71%	11,214
2015	3.132302	2.061126	-34.20%	12,062
2014	4.198299	3.132302	-25.39%	3,833
2013	6.903745	4.198299	-39.19%	0
2012	8.244302	6.903745	-16.26%	0
2011*	10.000000	8.244302	-17.56%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2020	15.775598	14.487167	-8.17%	0
2019	12.699338	15.775598	24.22%	0
2018	13.742963	12.699338	-7.59%	0
2017	12.977969	13.742963	5.89%	0
2016	12.525060	12.977969	3.62%	0
2015	12.739388	12.525060	-1.68%	2,708
2014	10.397981	12.739388	22.52%	159
2013	10.600425	10.397981	-1.91%	159
2012	9.231854	10.600425	14.82%	0
2011*	10.000000	9.231854	-7.68%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.441577	1.753862	-28.17%	0
2019	3.016807	2.441577	-19.07%	0
2018	2.955717	3.016807	2.07%	0
2017	3.423475	2.955717	-13.66%	0
2016	3.683299	3.423475	-7.05%	4,999
2015	3.819103	3.683299	-3.56%	0
2014	5.587981	3.819103	-31.66%	7,846
2013	4.895394	5.587981	14.15%	4,494
2012	5.367866	4.895394	-8.80%	0
2011	8.763863	5.367866	-38.75%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	29.022888	41.199526	41.96%	0
2019	19.773003	29.022888	46.78%	0
2018	22.479042	19.773003	-12.04%	0
2017	16.920275	22.479042	32.85%	464
2016	13.518804	16.920275	25.16%	0
2015	14.203143	13.518804	-4.82%	0
2014	10.773004	14.203143	31.84%	0
2013	8.235764	10.773004	30.81%	0
2012	8.769925	8.235764	-6.09%	0
2011*	10.000000	8.769925	-12.30%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	3.863979	2.584106	-33.12%	0
2019	4.990540	3.863979	-22.57%	0
2018	4.523561	4.990540	10.32%	0
2017	6.396649	4.523561	-29.28%	0
2016	7.792409	6.396649	-17.91%	0
2015	7.130104	7.792409	9.29%	568
2014	7.495158	7.130104	-4.87%	0
2013	7.665763	7.495158	-2.23%	250
2012	8.996138	7.665763	-14.79%	0
2011	8.294921	8.996138	8.45%	337
ProFunds - ProFund VP Short International - Q/NQ
2020	3.204601	2.608327	-18.61%	0
2019	3.959747	3.204601	-19.07%	0
2018	3.499449	3.959747	13.15%	2,511
2017	4.499133	3.499449	-22.22%	0
2016	4.878382	4.499133	-7.77%	0
2015	5.173604	4.878382	-5.71%	1,128
2014	5.135410	5.173604	0.74%	0
2013	6.633894	5.135410	-22.59%	0
2012	8.478621	6.633894	-21.76%	0
2011	8.497986	8.478621	-0.23%	707
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.216394	0.682133	-43.92%	0
2019	1.725259	1.216394	-29.49%	0
2018	1.813004	1.725259	-4.84%	0
2017	2.474693	1.813004	-26.74%	0
2016	2.807500	2.474693	-11.85%	608
2015	3.294561	2.807500	-14.78%	0
2014	4.170080	3.294561	-21.00%	0
2013	6.027607	4.170080	-30.82%	0
2012	7.574743	6.027607	-20.42%	0
2011	8.633440	7.574743	-12.26%	0
ProFunds - ProFund VP Technology - Q/NQ
2020	28.263350	40.108855	41.91%	38
2019	19.864427	28.263350	42.28%	51
2018	20.748419	19.864427	-4.26%	2,512
2017	15.660425	20.748419	32.49%	1,998
2016	14.223503	15.660425	10.10%	101
2015	14.173273	14.223503	0.35%	2,419
2014	12.244357	14.173273	15.75%	2,271
2013	9.979955	12.244357	22.69%	87
2012	9.232443	9.979955	8.10%	0
2011*	10.000000	9.232443	-7.68%	1,184

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	12.465750	12.601325	1.09%	115
2019	11.083261	12.465750	12.47%	105
2018	13.323216	11.083261	-16.81%	100
2017	13.889309	13.323216	-4.08%	119
2016	11.649121	13.889309	19.23%	114
2015	11.708675	11.649121	-0.51%	1,323
2014	11.880437	11.708675	-1.45%	190
2013	10.817302	11.880437	9.83%	0
2012	9.473672	10.817302	14.18%	0
2011*	10.000000	9.473672	-5.26%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	16.094396	19.035814	18.28%	0
2019	13.891629	16.094396	15.86%	0
2018	14.989587	13.891629	-7.32%	0
2017	13.969373	14.989587	7.30%	0
2016	14.297675	13.969373	-2.30%	1,259
2015	15.461627	14.297675	-7.53%	1,501
2014	11.567424	15.461627	33.67%	6,323
2013	14.592279	11.567424	-20.73%	0
2012	14.747378	14.592279	-1.05%	0
2011	10.485252	14.747378	40.65%	2,470
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	102.399137	186.959542	82.58%	0
2019	58.156833	102.399137	76.07%	0
2018	65.676983	58.156833	-11.45%	240
2017	39.809574	65.676983	64.98%	240
2016	37.395265	39.809574	6.46%	497
2015	33.589091	37.395265	11.33%	589
2014	25.231500	33.589091	33.12%	653
2013	14.379667	25.231500	75.47%	4,740
2012	10.970682	14.379667	31.07%	1,156
2011	11.329441	10.970682	-3.17%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.144441	0.040399	-72.03%	0
2019	0.297778	0.144441	-51.49%	0
2018	0.343729	0.297778	-13.37%	3,104
2017	0.636989	0.343729	-46.04%	3,104
2016	0.814598	0.636989	-21.80%	17,775
2015	1.127221	0.814598	-27.73%	35,970
2014	1.790373	1.127221	-37.04%	16,827
2013	3.556820	1.790373	-49.66%	7,361
2012	5.603381	3.556820	-36.52%	2,193
2011	7.346831	5.603381	-23.73%	140

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2020	19.708991	18.851192	-4.35%	151
2019	16.367151	19.708991	20.42%	745
2018	16.234769	16.367151	0.82%	5,381
2017	14.972175	16.234769	8.43%	440
2016	13.275407	14.972175	12.78%	1,514
2015	14.473013	13.275407	-8.27%	3,437
2014	11.731606	14.473013	23.37%	2,563
2013	10.564535	11.731606	11.05%	286
2012	10.765432	10.564535	-1.87%	5,544
2011*	10.000000	10.765432	7.65%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2020	9.899320	8.880120	-10.30%	739
2019	7.867492	9.899320	25.83%	739
2018	9.935815	7.867492	-20.82%	739
2017	9.012818	9.935815	10.24%	739
2016	7.226710	9.012818	24.72%	739
2015	7.750968	7.226710	-6.76%	885
2014	7.647694	7.750968	1.35%	1,073
2013	6.040781	7.647694	26.60%	752
2012	4.962538	6.040781	21.73%	1,660
2011	6.511186	4.962538	-23.78%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	23.767237	27.892601	17.36%	0
2019	19.971681	23.767237	19.00%	0
2018	24.689139	19.971681	-19.11%	0
2017	20.744743	24.689139	19.01%	183
2016	16.175041	20.744743	28.25%	374
2015	19.957644	16.175041	-18.95%	255
2014	20.741733	19.957644	-3.78%	604
2013	20.903934	20.741733	-0.78%	460
2012	19.265583	20.903934	8.50%	550
2011	23.531433	19.265583	-18.13%	619
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	31.510532	37.461918	18.89%	271
2019	25.790968	31.510532	22.18%	314
2018	29.065780	25.790968	-11.27%	314
2017	22.911933	29.065780	26.86%	416
2016	29.099901	22.911933	-21.26%	850
2015	27.374397	29.099901	6.30%	3,116
2014	21.050334	27.374397	30.04%	2,783
2013	13.929443	21.050334	51.12%	2,270
2012	10.453027	13.929443	33.26%	466
2011	9.644453	10.453027	8.38%	1,517

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	1.928721	1.460609	-24.27%	4,334
2019	1.707636	1.928721	12.95%	3,433
2018	2.053231	1.707636	-16.83%	3,490
2017	2.006135	2.053231	2.35%	16,450
2016	1.854087	2.006135	8.20%	16,005
2015	2.858044	1.854087	-35.13%	50,775
2014	4.419565	2.858044	-35.33%	54,430
2013	4.659413	4.419565	-5.15%	1,501
2012	4.822642	4.659413	-3.38%	2,142
2011	5.271072	4.822642	-8.51%	5,304
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	31.981549	33.716045	5.42%	1,453
2019	26.677097	31.981549	19.88%	1,453
2018	30.980612	26.677097	-13.89%	1,455
2017	28.343453	30.980612	9.30%	1,466
2016	27.434123	28.343453	3.31%	1,474
2015	26.354082	27.434123	4.10%	2,407
2014	23.876962	26.354082	10.37%	1,876
2013	18.997051	23.876962	25.69%	0
2012	17.777331	18.997051	6.86%	832
2011	15.944793	17.777331	11.49%	1,392
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	42.798428	42.667947	-0.30%	0
2019	29.614250	42.798428	44.52%	0
2018	35.236312	29.614250	-15.96%	160
2017	22.680568	35.236312	55.36%	156
2016	17.703155	22.680568	28.12%	697
2015	18.859942	17.703155	-6.13%	1,890
2014	16.476324	18.859942	14.47%	3,402
2013	10.333344	16.476324	59.45%	1,995
2012	9.001392	10.333344	14.80%	1,909
2011	8.419509	9.001392	6.91%	16,139
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	21.413654	32.730283	52.85%	0
2019	13.718022	21.413654	56.10%	0
2018	16.037445	13.718022	-14.46%	0
2017	12.485572	16.037445	28.45%	0
2016	10.245883	12.485572	21.86%	0
2015	10.239597	10.245883	0.06%	0
2014	8.444085	10.239597	21.26%	0
2013	6.379951	8.444085	32.35%	0
2012	6.442787	6.379951	-0.98%	0
2011	7.872001	6.442787	-18.16%	288

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2020	12.258142	7.907131	-35.49%	642
2019	11.710518	12.258142	4.68%	510
2018	16.038597	11.710518	-26.99%	460
2017	17.458780	16.038597	-8.13%	1,021
2016	13.560531	17.458780	28.75%	1,411
2015	19.831941	13.560531	-31.62%	5,509
2014	24.868839	19.831941	-20.25%	1,132
2013	20.552896	24.868839	21.00%	850
2012	20.481294	20.552896	0.35%	802
2011	22.196633	20.481294	-7.73%	876
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	6.506688	3.995686	-38.59%	0
2019	6.643658	6.506688	-2.06%	0
2018	12.475390	6.643658	-46.75%	2,374
2017	15.646502	12.475390	-20.27%	0
2016	12.963730	15.646502	20.69%	207
2015	19.368588	12.963730	-33.07%	0
2014	27.971260	19.368588	-30.76%	319
2013	23.038347	27.971260	21.41%	125
2012	23.415204	23.038347	-1.61%	289
2011	26.340134	23.415204	-11.10%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	10.198816	10.018431	-1.77%	0
2019	8.103256	10.198816	25.86%	0
2018	10.206409	8.103256	-20.61%	0
2017	8.097885	10.206409	26.04%	0
2016	8.750880	8.097885	-7.46%	0
2015	9.620951	8.750880	-9.04%	317
2014	11.218764	9.620951	-14.24%	378
2013	9.239934	11.218764	21.42%	439
2012	7.750237	9.239934	19.22%	2,062
2011	9.318827	7.750237	-16.83%	521
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	14.047216	13.751444	-2.11%	526
2019	11.191687	14.047216	25.51%	526
2018	13.020134	11.191687	-14.04%	526
2017	11.494823	13.020134	13.27%	4,755
2016	10.126141	11.494823	13.52%	8,440
2015	10.761823	10.126141	-5.91%	4,176
2014	9.754378	10.761823	10.33%	13,464
2013	7.803178	9.754378	25.01%	3,045
2012	6.490488	7.803178	20.22%	3,534
2011	7.784542	6.490488	-16.62%	2,746

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	19.571410	23.390536	19.51%	192
2019	17.103550	19.571410	14.43%	205
2018	18.436180	17.103550	-7.23%	2,175
2017	17.158965	18.436180	7.44%	4,261
2016	17.567703	17.158965	-2.33%	7,890
2015	18.888858	17.567703	-6.99%	9,413
2014	14.313312	18.888858	31.97%	7,036
2013	17.866555	14.313312	-19.89%	18,933
2012	17.700223	17.866555	0.94%	3,729
2011	12.765034	17.700223	38.66%	16,131
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	28.480342	33.124545	16.31%	243
2019	23.710767	28.480342	20.12%	291
2018	23.899308	23.710767	-0.79%	458
2017	19.848301	23.899308	20.41%	1,140
2016	22.426977	19.848301	-11.50%	2,154
2015	21.892972	22.426977	2.44%	2,983
2014	17.926322	21.892972	22.13%	2,448
2013	12.898498	17.926322	38.98%	6,829
2012	11.234058	12.898498	14.82%	1,468
2011	10.949544	11.234058	2.60%	2,292
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	12.037958	11.742001	-2.46%	0
2019	10.790535	12.037958	11.56%	0
2018	11.108131	10.790535	-2.86%	0
2017	10.605963	11.108131	4.73%	0
2016	9.695358	10.605963	9.39%	0
2015	9.963941	9.695358	-2.70%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2020	41.259833	64.781612	57.01%	0
2019	33.556687	41.259833	22.96%	0
2018	35.378111	33.556687	-5.15%	0
2017	26.946525	35.378111	31.29%	0
2016	26.326103	26.946525	2.36%	207
2015	24.791101	26.326103	6.19%	474
2014	24.811640	24.791101	-0.08%	0
2013	16.741200	24.811640	48.21%	406
2012	14.316764	16.741200	16.93%	0
2011	16.586017	14.316764	-13.68%	242

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.184087	0.097841	-46.85%	0
2019	0.293969	0.184087	-37.38%	5,412
2018	0.295755	0.293969	-0.60%	118,487
2017	0.494355	0.295755	-40.17%	0
2016	0.717003	0.494355	-31.05%	0
2015	0.795556	0.717003	-9.87%	75,320
2014	1.037657	0.795556	-23.33%	7,883
2013	1.887025	1.037657	-45.01%	2,193
2012	2.483323	1.887025	-24.01%	4,471
2011	3.474640	2.483323	-28.53%	3,776
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	1.998471	1.545440	-22.67%	0
2019	2.351880	1.998471	-15.03%	0
2018	2.312506	2.351880	1.70%	0
2017	2.589719	2.312506	-10.70%	7,109
2016	2.722498	2.589719	-4.88%	11,726
2015	2.812281	2.722498	-3.19%	10,705
2014	3.821786	2.812281	-26.41%	52,188
2013	3.383419	3.821786	12.96%	49,232
2012	3.680664	3.383419	-8.08%	9,620
2011	5.399095	3.680664	-31.83%	943
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.069069	0.786888	-26.40%	0
2019	1.368918	1.069069	-21.90%	0
2018	1.259642	1.368918	8.68%	0
2017	1.486664	1.259642	-15.27%	0
2016	1.875809	1.486664	-20.75%	0
2015	1.935876	1.875809	-3.10%	0
2014	2.233567	1.935876	-13.33%	0
2013	3.146758	2.233567	-29.02%	0
2012	3.933359	3.146758	-20.00%	2,116
2011	4.331096	3.933359	-9.18%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.385296	0.234102	-39.24%	0
2019	0.546146	0.385296	-29.45%	0
2018	0.573206	0.546146	-4.72%	35,157
2017	0.776292	0.573206	-26.16%	0
2016	0.875070	0.776292	-11.29%	5,378
2015	1.024855	0.875070	-14.62%	0
2014	1.285222	1.024855	-20.26%	0
2013	1.848493	1.285222	-30.47%	4,431
2012	2.318664	1.848493	-20.28%	0
2011	2.630977	2.318664	-11.87%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	0.987220	0.669395	-32.19%	0
2019	1.269002	0.987220	-22.21%	0
2018	1.165308	1.269002	8.90%	22,918
2017	1.374415	1.165308	-15.21%	0
2016	1.759187	1.374415	-21.87%	3,771
2015	1.793276	1.759187	-1.90%	26,509
2014	2.007510	1.793276	-10.67%	465
2013	2.962359	2.007510	-32.23%	2,850
2012	3.693555	2.962359	-19.80%	0
2011	4.079341	3.693555	-9.46%	47,378
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.076291	0.790803	-26.53%	0
2019	1.424693	1.076291	-24.45%	0
2018	1.398458	1.424693	1.88%	4,194
2017	1.726482	1.398458	-19.00%	0
2016	2.002003	1.726482	-13.76%	0
2015	2.137651	2.002003	-6.35%	1,388
2014	2.549863	2.137651	-16.17%	0
2013	3.540848	2.549863	-27.99%	0
2012	4.352374	3.540848	-18.65%	2,926
2011	4.882545	4.352374	-10.86%	463
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	18.081284	24.890044	37.66%	0
2019	13.270833	18.081284	36.25%	0
2018	17.576991	13.270833	-24.50%	0
2017	11.932390	17.576991	47.30%	0
2016	11.183877	11.932390	6.69%	0
2015	10.189728	11.183877	9.76%	0
2014	12.291922	10.189728	-17.10%	1,084
2013	8.040200	12.291922	52.88%	690
2012	6.831300	8.040200	17.70%	782
2011	9.810404	6.831300	-30.37%	818
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	33.709633	39.977095	18.59%	0
2019	26.606831	33.709633	26.70%	0
2018	31.367742	26.606831	-15.18%	0
2017	26.646974	31.367742	17.72%	0
2016	24.815804	26.646974	7.38%	0
2015	25.245603	24.815804	-1.70%	0
2014	23.966576	25.245603	5.34%	0
2013	17.172421	23.966576	39.56%	0
2012	14.444083	17.172421	18.89%	296
2011	14.385597	14.444083	0.41%	336

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	47.332893	51.344495	8.48%	0
2019	35.485399	47.332893	33.39%	0
2018	44.929370	35.485399	-21.02%	0
2017	37.439874	44.929370	20.00%	0
2016	29.466829	37.439874	27.06%	1,196
2015	31.819072	29.466829	-7.39%	1,712
2014	29.006620	31.819072	9.70%	536
2013	19.701335	29.006620	47.23%	983
2012	16.170227	19.701335	21.84%	1,087
2011	17.855354	16.170227	-9.44%	705
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	89.803097	164.460187	83.13%	0
2019	50.766329	89.803097	76.89%	0
2018	57.126447	50.766329	-11.13%	365
2017	34.390256	57.126447	66.11%	1,216
2016	32.017293	34.390256	7.41%	1,744
2015	28.501739	32.017293	12.33%	2,855
2014	21.294537	28.501739	33.85%	3,062
2013	12.056926	21.294537	76.62%	15,957
2012	9.173130	12.056926	31.44%	53
2011	9.423647	9.173130	-2.66%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	45.772291	65.025921	42.06%	736
2019	34.126528	45.772291	34.13%	785
2018	35.468563	34.126528	-3.78%	1,375
2017	27.600444	35.468563	28.51%	8,200
2016	26.572747	27.600444	3.87%	9,255
2015	25.050573	26.572747	6.08%	16,376
2014	21.764569	25.050573	15.10%	11,907
2013	16.497187	21.764569	31.93%	3,240
2012	14.416779	16.497187	14.43%	4,191
2011	14.398062	14.416779	0.13%	3,887
Rydex Variable Trust - Nova Fund - Q/NQ
2020	31.238580	36.745921	17.63%	9,391
2019	21.976978	31.238580	42.14%	9,515
2018	25.009623	21.976978	-12.13%	10,014
2017	19.364173	25.009623	29.15%	12,385
2016	17.073817	19.364173	13.41%	12,760
2015	17.548341	17.073817	-2.70%	3,633
2014	15.099801	17.548341	16.22%	3,936
2013	10.341402	15.099801	46.01%	10,438
2012	8.632519	10.341402	19.80%	4,218
2011	8.912390	8.632519	-3.14%	4,481

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	13.001683	17.112453	31.62%	0
2019	8.716833	13.001683	49.16%	1,665
2018	10.667301	8.716833	-18.28%	1,398
2017	10.164364	10.667301	4.95%	8,957
2016	6.265836	10.164364	62.22%	12,091
2015	9.182932	6.265836	-31.77%	6,155
2014	11.337308	9.182932	-19.00%	6,325
2013	21.464976	11.337308	-47.18%	4,997
2012	22.840096	21.464976	-6.02%	4,248
2011	30.728894	22.840096	-25.67%	1,943
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	25.194030	23.253529	-7.70%	261
2019	20.660099	25.194030	21.95%	237
2018	22.752003	20.660099	-9.19%	315
2017	21.766512	22.752003	4.53%	386
2016	20.162519	21.766512	7.96%	418
2015	21.106868	20.162519	-4.47%	3,512
2014	17.798275	21.106868	18.59%	5,491
2013	17.472370	17.798275	1.87%	384
2012	15.065953	17.472370	15.97%	970
2011	15.032329	15.065953	0.22%	1,469
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	28.600700	40.269818	40.80%	0
2019	23.445754	28.600700	21.99%	0
2018	24.725787	23.445754	-5.18%	0
2017	22.361821	24.725787	10.57%	0
2016	22.748568	22.361821	-1.70%	0
2015	23.525118	22.748568	-3.30%	0
2014	22.092894	23.525118	6.48%	0
2013	16.600790	22.092894	33.08%	0
2012	14.507264	16.600790	14.43%	0
2011	14.057840	14.507264	3.20%	2,181
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	33.665131	39.603920	17.64%	341
2019	25.377184	33.665131	32.66%	364
2018	32.199239	25.377184	-21.19%	390
2017	27.375373	32.199239	17.62%	444
2016	21.418100	27.375373	27.81%	2,641
2015	24.037030	21.418100	-10.90%	2,638
2014	23.519193	24.037030	2.20%	5,556
2013	15.135220	23.519193	55.39%	1,639
2012	12.649003	15.135220	19.66%	16,326
2011	14.697746	12.649003	-13.94%	2,744

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	36.509516	42.255028	15.74%	0
2019	22.923473	36.509516	59.27%	2,570
2018	27.654421	22.923473	-17.11%	2,637
2017	19.664589	27.654421	40.63%	795
2016	16.664547	19.664589	18.00%	768
2015	17.291586	16.664547	-3.63%	1,811
2014	14.154670	17.291586	22.16%	3,215
2013	8.560896	14.154670	65.34%	23,594
2012	6.751747	8.560896	26.80%	1,025
2011	7.172518	6.751747	-5.87%	3,282
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	25.990944	32.431325	24.78%	1,554
2019	20.948914	25.990944	24.07%	1,554
2018	22.655226	20.948914	-7.53%	2,115
2017	18.582785	22.655226	21.92%	12,275
2016	18.484630	18.582785	0.53%	11,998
2015	18.660276	18.484630	-0.94%	14,529
2014	16.937453	18.660276	10.17%	25,190
2013	12.229754	16.937453	38.49%	2,750
2012	11.013950	12.229754	11.04%	400
2011	11.361924	11.013950	-3.06%	3,195
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	22.324525	19.567049	-12.35%	873
2019	18.479699	22.324525	20.81%	2,457
2018	21.756268	18.479699	-15.06%	3,453
2017	19.159615	21.756268	13.55%	3,700
2016	16.652384	19.159615	15.06%	5,192
2015	18.751102	16.652384	-11.19%	4,793
2014	17.246411	18.751102	8.72%	8,597
2013	12.114640	17.246411	42.36%	10,124
2012	10.114193	12.114640	19.78%	3,445
2011	10.657948	10.114193	-5.10%	4,464
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	24.190348	30.929071	27.86%	609
2019	21.387910	24.190348	13.10%	656
2018	25.627108	21.387910	-16.54%	932
2017	22.017534	25.627108	16.39%	1,087
2016	21.875166	22.017534	0.65%	2,119
2015	22.030900	21.875166	-0.71%	2,182
2014	22.835154	22.030900	-3.52%	1,970
2013	17.382194	22.835154	31.37%	3,671
2012	15.284088	17.382194	13.73%	116
2011	15.698663	15.284088	-2.64%	1,681

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	21.382819	22.509273	5.27%	0
2019	17.817581	21.382819	20.01%	0
2018	22.442696	17.817581	-20.61%	351
2017	20.238410	22.442696	10.89%	430
2016	16.021860	20.238410	26.32%	1,053
2015	18.549856	16.021860	-13.63%	568
2014	17.735958	18.549856	4.59%	1,103
2013	13.326322	17.735958	33.09%	1,199
2012	11.624215	13.326322	14.64%	1,316
2011	12.774524	11.624215	-9.00%	751
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	24.206621	27.460614	13.44%	310
2019	21.941713	24.206621	10.32%	325
2018	24.614731	21.941713	-10.86%	700
2017	21.635929	24.614731	13.77%	875
2016	18.599689	21.635929	16.32%	3,194
2015	19.050391	18.599689	-2.37%	2,995
2014	19.439324	19.050391	-2.00%	3,687
2013	14.037476	19.439324	38.48%	2,735
2012	12.950787	14.037476	8.39%	818
2011	12.765784	12.950787	1.45%	848
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	16.668056	15.359482	-7.85%	0
2019	14.093855	16.668056	18.26%	0
2018	18.110038	14.093855	-22.18%	0
2017	18.530026	18.110038	-2.27%	75
2016	14.351842	18.530026	29.11%	75
2015	16.938945	14.351842	-15.27%	110
2014	17.060738	16.938945	-0.71%	696
2013	12.188556	17.060738	39.97%	1,544
2012	10.332171	12.188556	17.97%	1,990
2011	11.642127	10.332171	-11.25%	917
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	6.536506	5.506666	-15.76%	0
2019	6.375794	6.536506	2.52%	0
2018	5.818757	6.375794	9.57%	4,297
2017	7.209654	5.818757	-19.29%	8,036
2016	6.874994	7.209654	4.87%	2,546
2015	6.188961	6.874994	11.08%	10,093
2014	5.137188	6.188961	20.47%	9,851
2013	5.402429	5.137188	-4.91%	11,582
2012	5.882480	5.402429	-8.16%	0
2011	6.269317	5.882480	-6.17%	5,023

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2020	32.821885	48.007324	46.27%	0
2019	23.965976	32.821885	36.95%	0
2018	24.828816	23.965976	-3.48%	0
2017	19.101067	24.828816	29.99%	1,418
2016	17.546861	19.101067	8.86%	2,787
2015	17.707847	17.546861	-0.91%	1,867
2014	16.388518	17.707847	8.05%	1,707
2013	12.351253	16.388518	32.69%	1,418
2012	11.255108	12.351253	9.74%	1,418
2011	12.647966	11.255108	-11.01%	1,596
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	9.252141	9.928019	7.31%	0
2019	8.339199	9.252141	10.95%	0
2018	8.986223	8.339199	-7.20%	0
2017	8.662103	8.986223	3.74%	0
2016	7.528184	8.662103	15.06%	0
2015	8.235992	7.528184	-8.59%	0
2014	8.189888	8.235992	0.56%	0
2013	7.114529	8.189888	15.11%	0
2012	6.923626	7.114529	2.76%	0
2011	8.253353	6.923626	-16.11%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	28.975251	39.932381	37.82%	671
2019	24.186622	28.975251	19.80%	671
2018	30.873624	24.186622	-21.66%	671
2017	25.817005	30.873624	19.59%	671
2016	22.821731	25.817005	13.12%	1,784
2015	27.105985	22.821731	-15.81%	1,238
2014	22.523475	27.105985	20.35%	1,406
2013	15.256775	22.523475	47.63%	1,608
2012	13.240595	15.256775	15.23%	1,464
2011	15.200538	13.240595	-12.89%	853
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	20.089743	18.677478	-7.03%	154
2019	17.224587	20.089743	16.63%	131
2018	16.937330	17.224587	1.70%	646
2017	15.567046	16.937330	8.80%	1,377
2016	13.653079	15.567046	14.02%	3,527
2015	15.038888	13.653079	-9.21%	2,769
2014	12.486991	15.038888	20.44%	1,178
2013	11.213746	12.486991	11.35%	0
2012	11.316708	11.213746	-0.91%	911
2011	9.929708	11.316708	13.97%	3,521

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	4.993597	5.368055	7.50%	0
2019	5.355075	4.993597	-6.75%	0
2018	6.184389	5.355075	-13.41%	0
2017	5.288778	6.184389	16.93%	0
2016	5.911374	5.288778	-10.53%	0
2015	7.252572	5.911374	-18.49%	2,002
2014	9.477637	7.252572	-23.48%	11,354
2013	9.951219	9.477637	-4.76%	1,426
2012	10.076049	9.951219	-1.24%	0
2011	10.674490	10.076049	-5.61%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	10.678048	11.236659	5.23%	125
2019	10.263123	10.678048	4.04%	123
2018	9.779838	10.263123	4.94%	127
2017	9.729380	9.779838	0.52%	700
2016	9.690701	9.729380	0.40%	711
2015	9.978813	9.690701	-2.89%	794
2014	10.044407	9.978813	-0.65%	849
2013*	10.000000	10.044407	0.44%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.542719	5.302713	16.73%	962
2019	4.143623	4.542719	9.63%	1,249
2018	5.895982	4.143623	-29.72%	1,188
2017	6.119884	5.895982	-3.66%	1,294
2016	4.345139	6.119884	40.84%	3,251
2015	6.662343	4.345139	-34.78%	2,661
2014	8.403962	6.662343	-20.72%	2,064
2013	7.758228	8.403962	8.32%	1,068
2012	7.657669	7.758228	1.31%	178
2011*	10.000000	7.657669	-23.42%	752
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	11.947112	16.231290	35.86%	0
2019	8.786355	11.947112	35.97%	0
2018	10.748713	8.786355	-18.26%	0
2017*	10.000000	10.748713	7.49%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.743274	10.365197	-3.52%	0
2019*	10.000000	10.743274	7.43%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	14.631002	15.657025	7.01%	0
2019	12.636928	14.631002	15.78%	0
2018	13.786640	12.636928	-8.34%	0
2017	12.172628	13.786640	13.26%	0
2016	11.897996	12.172628	2.31%	0
2015	11.991853	11.897996	-0.78%	0
2014	11.430186	11.991853	4.91%	0
2013	10.036177	11.430186	13.89%	0
2012	9.037847	10.036177	11.05%	0
2011*	10.000000	9.037847	-9.62%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.716731	8.726792	0.12%	0
2019	7.619819	8.716731	14.40%	0
2018*	10.000000	7.619819	-23.80%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.657618	6.349075	-26.66%	0
2019	7.340419	8.657618	17.94%	0
2018	9.248303	7.340419	-20.63%	0
2017	9.521261	9.248303	-2.87%	0
2016	6.903534	9.521261	37.92%	0
2015	11.354315	6.903534	-39.20%	0
2014	10.358200	11.354315	9.62%	0
2013*	10.000000	10.358200	3.58%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	15.043236	16.097776	7.01%	0
2019	10.982630	15.043236	36.97%	0
2018	12.820463	10.982630	-14.34%	0
2017	10.473745	12.820463	22.41%	0
2016	9.902875	10.473745	5.76%	0
2015	10.245079	9.902875	-3.34%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.171097	10.914507	7.31%	0
2019	9.535095	10.171097	6.67%	0
2018	10.018166	9.535095	-4.82%	0
2017	9.865037	10.018166	1.55%	0
2016	9.647656	9.865037	2.25%	0
2015	10.098860	9.647656	-4.47%	0
2014	9.980867	10.098860	1.18%	0
2013	11.133880	9.980867	-10.36%	0
2012	10.585628	11.133880	5.18%	29,994
2011*	10.000000	10.585628	5.86%	25,283

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	13.370819	14.643285	9.52%	0
2019	11.013055	13.370819	21.41%	0
2018	12.074095	11.013055	-8.79%	0
2017	10.230194	12.074095	18.02%	0
2016	9.202790	10.230194	11.16%	0
2015*	10.000000	9.202790	-7.97%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	12.985825	12.843857	-1.09%	0
2019	10.436197	12.985825	24.43%	0
2018	11.729206	10.436197	-11.02%	0
2017	11.010784	11.729206	6.52%	10,066
2016	9.329801	11.010784	18.02%	15,900
2015*	10.000000	9.329801	-6.70%	17,399
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.101634	11.321429	1.98%	0
2019	9.636188	11.101634	15.21%	0
2018	10.607984	9.636188	-9.16%	0
2017	9.613354	10.607984	10.35%	0
2016	9.456103	9.613354	1.66%	0
2015	9.830250	9.456103	-3.81%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	15.398308	19.515483	26.74%	0
2019	11.978061	15.398308	28.55%	0
2018	13.712072	11.978061	-12.65%	0
2017	11.142872	13.712072	23.06%	0
2016	11.169052	11.142872	-0.23%	0
2015	11.405072	11.169052	-2.07%	0
2014	11.428610	11.405072	-0.21%	0
2013*	10.000000	11.428610	14.29%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.328700	10.981276	6.32%	0
2019	9.661157	10.328700	6.91%	0
2018	9.936157	9.661157	-2.77%	0
2017	9.828419	9.936157	1.10%	0
2016*	10.000000	9.828419	-1.72%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	12.029808	13.474276	12.01%	0
2019	10.131376	12.029808	18.74%	0
2018	10.909892	10.131376	-7.14%	0
2017	9.708251	10.909892	12.38%	0
2016	9.335754	9.708251	3.99%	0
2015	9.926810	9.335754	-5.95%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.314910	14.522038	1.45%	0
2019	11.465827	14.314910	24.85%	0
2018	12.644978	11.465827	-9.33%	0
2017	11.081435	12.644978	14.11%	0
2016*	10.000000	11.081435	10.81%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	13.782313	16.295513	18.23%	0
2019	11.949118	13.782313	15.34%	0
2018	13.201140	11.949118	-9.48%	0
2017	11.851914	13.201140	11.38%	0
2016	11.655756	11.851914	1.68%	0
2015	12.020061	11.655756	-3.03%	0
2014	12.039030	12.020061	-0.16%	0
2013	10.742348	12.039030	12.07%	0
2012	9.973646	10.742348	7.71%	0
2011	10.566598	9.973646	-5.61%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.753093	13.471694	5.63%	0
2019	10.863121	12.753093	17.40%	0
2018	13.155382	10.863121	-17.42%	0
2017	11.674050	13.155382	12.69%	0
2016	10.345033	11.674050	12.85%	0
2015	10.834176	10.345033	-4.51%	0
2014*	10.000000	10.834176	8.34%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.898384	11.348222	4.13%	0
2019	9.548744	10.898384	14.13%	0
2018	10.155818	9.548744	-5.98%	0
2017*	10.000000	10.155818	1.56%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	4.999688	4.824703	-3.50%	0
2019	4.784253	4.999688	4.50%	0
2018	5.529596	4.784253	-13.48%	0
2017	5.560685	5.529596	-0.56%	0
2016	5.067594	5.560685	9.73%	0
2015	6.907338	5.067594	-26.63%	0
2014	8.497567	6.907338	-18.71%	0
2013	9.668519	8.497567	-12.11%	0
2012	10.082635	9.668519	-4.11%	0
2011	11.784078	10.082635	-14.44%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.579440	10.569736	-0.09%	0
2019	10.086831	10.579440	4.88%	0
2018	10.307961	10.086831	-2.15%	0
2017	10.172904	10.307961	1.33%	0
2016	9.532466	10.172904	6.72%	0
2015*	10.000000	9.532466	-4.68%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.380550	13.307424	28.20%	0
2019	8.203028	10.380550	26.55%	0
2018*	10.000000	8.203028	-17.97%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	13.641932	15.304609	12.19%	0
2019	11.801654	13.641932	15.59%	0
2018	12.766874	11.801654	-7.56%	0
2017	11.458531	12.766874	11.42%	0
2016	11.374687	11.458531	0.74%	0
2015	11.619770	11.374687	-2.11%	0
2014	11.240420	11.619770	3.37%	0
2013	9.949459	11.240420	12.98%	0
2012	9.050781	9.949459	9.93%	0
2011*	10.000000	9.050781	-9.49%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.436756	16.073624	19.62%	0
2019	11.052577	13.436756	21.57%	0
2018	11.809701	11.052577	-6.41%	0
2017	10.382791	11.809701	13.74%	0
2016*	10.000000	10.382791	3.83%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	13.098656	13.656465	4.26%	0
2019	10.520854	13.098656	24.50%	0
2018	11.745070	10.520854	-10.42%	0
2017	10.643698	11.745070	10.35%	0
2016	9.231065	10.643698	15.30%	0
2015*	10.000000	9.231065	-7.69%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.459763	15.238890	5.39%	0
2019	11.383621	14.459763	27.02%	0
2018	12.799909	11.383621	-11.06%	0
2017	11.205548	12.799909	14.23%	0
2016*	10.000000	11.205548	12.06%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	17.007395	23.913947	40.61%	0
2019	12.959947	17.007395	31.23%	0
2018	13.290216	12.959947	-2.49%	0
2017	10.063620	13.290216	32.06%	0
2016	10.217466	10.063620	-1.51%	0
2015*	10.000000	10.217466	2.17%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	11.268272	11.304739	0.32%	0
2019	10.023645	11.268272	12.42%	0
2018	10.619776	10.023645	-5.61%	0
2017	10.140358	10.619776	4.73%	0
2016	9.067215	10.140358	11.84%	0
2015*	10.000000	9.067215	-9.33%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.527617	11.256746	6.93%	0
2019	9.824044	10.527617	7.16%	0
2018	10.110382	9.824044	-2.83%	0
2017	9.925183	10.110382	1.87%	0
2016*	10.000000	9.925183	-0.75%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.197253	10.222809	-8.70%	0
2019	9.297807	11.197253	20.43%	0
2018	10.148657	9.297807	-8.38%	0
2017*	10.000000	10.148657	1.49%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	10.904754	11.445966	4.96%	0
2019	10.060906	10.904754	8.39%	0
2018	10.571046	10.060906	-4.83%	0
2017	10.034514	10.571046	5.35%	0
2016	9.483572	10.034514	5.81%	0
2015	9.873212	9.483572	-3.95%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	16.008780	17.522043	9.45%	0
2019	13.635815	16.008780	17.40%	0
2018	15.409725	13.635815	-11.51%	0
2017	14.048461	15.409725	9.69%	0
2016	12.671478	14.048461	10.87%	0
2015	13.793781	12.671478	-8.14%	0
2014	13.692515	13.793781	0.74%	0
2013	11.294240	13.692515	21.23%	0
2012	9.998157	11.294240	12.96%	0
2011	10.366852	9.998157	-3.56%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	12.521793	12.350157	-1.37%	0
2019	11.014961	12.521793	13.68%	0
2018	11.752650	11.014961	-6.28%	0
2017	10.939684	11.752650	7.43%	13,300
2016	9.794447	10.939684	11.69%	13,300
2015	10.758425	9.794447	-8.96%	13,300
2014	10.498973	10.758425	2.47%	7,113
2013*	10.000000	10.498973	4.99%	7,683
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	13.755360	12.871963	-6.42%	0
2019	11.291635	13.755360	21.82%	0
2018	12.986132	11.291635	-13.05%	0
2017	12.207521	12.986132	6.38%	0
2016	11.109618	12.207521	9.88%	0
2015	11.771863	11.109618	-5.63%	0
2014	11.369233	11.771863	3.54%	0
2013*	10.000000	11.369233	13.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.400230	8.721217	-7.22%	0
2019	9.407602	9.400230	-0.08%	0
2018	9.423006	9.407602	-0.16%	0
2017	9.437919	9.423006	-0.16%	0
2016	9.359850	9.437919	0.83%	0
2015*	10.000000	9.359850	-6.40%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.205297	11.427076	1.98%	0
2019	10.219892	11.205297	9.64%	0
2018	10.907959	10.219892	-6.31%	0
2017	9.844769	10.907959	10.80%	0
2016	9.632413	9.844769	2.20%	0
2015	10.441442	9.632413	-7.75%	0
2014	10.255353	10.441442	1.81%	0
2013*	10.000000	10.255353	2.55%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.426277	9.268350	-1.68%	0
2019	9.448405	9.426277	-0.23%	0
2018	9.517069	9.448405	-0.72%	0
2017	9.595207	9.517069	-0.81%	3,769
2016	9.702248	9.595207	-1.10%	5,954
2015	9.961605	9.702248	-2.60%	6,515
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.974725	10.426763	4.53%	0
2019	9.357926	9.974725	6.59%	0
2018*	10.000000	9.357926	-6.42%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	5.999710	6.029359	0.49%	0
2019	5.664108	5.999710	5.93%	0
2018	6.357250	5.664108	-10.90%	0
2017	5.969975	6.357250	6.49%	0
2016	7.150364	5.969975	-16.51%	0
2015	7.414776	7.150364	-3.57%	0
2014	6.753810	7.414776	9.79%	0
2013	6.721144	6.753810	0.49%	0
2012	7.728114	6.721144	-13.03%	0
2011	8.634444	7.728114	-10.50%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	12.792857	13.148191	2.78%	0
2019	12.375242	12.792857	3.37%	0
2018	14.513161	12.375242	-14.73%	0
2017	12.899968	14.513161	12.51%	0
2016	13.083497	12.899968	-1.40%	0
2015	13.191094	13.083497	-0.82%	0
2014	13.101023	13.191094	0.69%	0
2013	11.387180	13.101023	15.05%	0
2012	11.132793	11.387180	2.29%	0
2011	12.163554	11.132793	-8.47%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.195550	8.620623	5.19%	0
2019	7.967643	8.195550	2.86%	0
2018	8.570238	7.967643	-7.03%	0
2017	8.438998	8.570238	1.56%	0
2016	8.657006	8.438998	-2.52%	0
2015	8.677746	8.657006	-0.24%	0
2014	8.464929	8.677746	2.51%	0
2013	8.501537	8.464929	-0.43%	0
2012	8.490987	8.501537	0.12%	0
2011	8.384750	8.490987	1.27%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	11.040393	10.814829	-2.04%	0
2019	10.474956	11.040393	5.40%	0
2018	10.782120	10.474956	-2.85%	0
2017	10.638781	10.782120	1.35%	0
2016	10.004162	10.638781	6.34%	0
2015	10.139679	10.004162	-1.34%	0
2014	10.111140	10.139679	0.28%	0
2013*	10.000000	10.111140	1.11%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	11.710704	12.616580	7.74%	0
2019	10.406946	11.710704	12.53%	0
2018	11.390462	10.406946	-8.63%	0
2017	10.587240	11.390462	7.59%	0
2016	9.692074	10.587240	9.24%	0
2015	10.350438	9.692074	-6.36%	0
2014	9.996258	10.350438	3.54%	0
2013*	10.000000	9.996258	-0.04%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	16.464545	20.535772	24.73%	0
2019	12.787027	16.464545	28.76%	0
2018	15.075406	12.787027	-15.18%	0
2017	11.289516	15.075406	33.53%	0
2016	11.543290	11.289516	-2.20%	0
2015	11.367451	11.543290	1.55%	0
2014	11.371570	11.367451	-0.04%	0
2013*	10.000000	11.371570	13.72%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	13.745443	15.332161	11.54%	0
2019	11.523482	13.745443	19.28%	0
2018	12.442826	11.523482	-7.39%	0
2017	10.739944	12.442826	15.86%	0
2016	11.253119	10.739944	-4.56%	0
2015	12.534942	11.253119	-10.23%	0
2014	13.508614	12.534942	-7.21%	0
2013	11.021339	13.508614	22.57%	0
2012	9.441919	11.021339	16.73%	0
2011	10.387714	9.441919	-9.10%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.794049	9.470886	-3.30%	0
2019	8.463564	9.794049	15.72%	0
2018	10.610855	8.463564	-20.24%	0
2017	8.474127	10.610855	25.21%	0
2016	7.162546	8.474127	18.31%	0
2015	9.147158	7.162546	-21.70%	0
2014	9.792759	9.147158	-6.59%	0
2013*	10.000000	9.792759	-2.07%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.127974	11.675909	4.92%	0
2019	9.964444	11.127974	11.68%	0
2018	10.616222	9.964444	-6.14%	0
2017	9.995456	10.616222	6.21%	0
2016	8.845584	9.995456	13.00%	0
2015	9.615221	8.845584	-8.00%	0
2014	9.966927	9.615221	-3.53%	0
2013*	10.000000	9.966927	-0.33%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.392828	10.935830	5.22%	0
2019	9.787228	10.392828	6.19%	0
2018	10.096855	9.787228	-3.07%	0
2017	9.924131	10.096855	1.74%	0
2016*	10.000000	9.924131	-0.76%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.559902	18.006583	32.79%	0
2019	11.344269	13.559902	19.53%	0
2018	11.890956	11.344269	-4.60%	0
2017	10.876900	11.890956	9.32%	0
2016*	10.000000	10.876900	8.77%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	12.272485	12.740468	3.81%	0
2019	10.961635	12.272485	11.96%	0
2018	11.756995	10.961635	-6.76%	0
2017	10.853459	11.756995	8.32%	0
2016	10.454638	10.853459	3.81%	0
2015	10.946098	10.454638	-4.49%	0
2014	10.719865	10.946098	2.11%	0
2013	10.082866	10.719865	6.32%	0
2012	9.421565	10.082866	7.02%	0
2011*	10.000000	9.421565	-5.78%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	12.230637	12.642763	3.37%	0
2019	10.936869	12.230637	11.83%	0
2018	12.013383	10.936869	-8.96%	0
2017	11.191337	12.013383	7.35%	0
2016	10.331714	11.191337	8.32%	0
2015	10.673421	10.331714	-3.20%	0
2014	10.590702	10.673421	0.78%	0
2013	11.850047	10.590702	-10.63%	0
2012	10.263852	11.850047	15.45%	0
2011*	10.000000	10.263852	2.64%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.491492	12.059681	-3.46%	0
2019	9.973534	12.491492	25.25%	0
2018	11.055701	9.973534	-9.79%	0
2017	10.028412	11.055701	10.24%	0
2016	8.904855	10.028412	12.62%	0
2015	10.557224	8.904855	-15.65%	0
2014*	10.000000	10.557224	5.57%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	12.832689	10.702732	-16.60%	0
2019	11.097548	12.832689	15.64%	0
2018	12.343367	11.097548	-10.09%	0
2017	11.485966	12.343367	7.46%	0
2016	11.370565	11.485966	1.01%	0
2015	11.775562	11.370565	-3.44%	0
2014	10.559343	11.775562	11.52%	0
2013	10.503700	10.559343	0.53%	0
2012	8.252730	10.503700	27.28%	0
2011*	10.000000	8.252730	-17.47%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	12.640366	13.724251	8.57%	0
2019	10.960309	12.640366	15.33%	0
2018	11.988040	10.960309	-8.57%	0
2017	10.553316	11.988040	13.60%	0
2016	10.212522	10.553316	3.34%	0
2015	11.154684	10.212522	-8.45%	0
2014	11.165289	11.154684	-0.09%	0
2013	9.847602	11.165289	13.38%	0
2012	8.842987	9.847602	11.36%	0
2011*	10.000000	8.842987	-11.57%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	15.461817	22.832206	47.67%	0
2019	11.883178	15.461817	30.12%	0
2018	14.560650	11.883178	-18.39%	0
2017	11.840746	14.560650	22.97%	0
2016	12.394249	11.840746	-4.47%	0
2015	12.737069	12.394249	-2.69%	0
2014	13.181907	12.737069	-3.37%	0
2013	11.114969	13.181907	18.60%	0
2012	9.823486	11.114969	13.15%	0
2011	11.096640	9.823486	-11.47%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.226452	18.897697	9.70%	0
2019	14.560820	17.226452	18.31%	0
2018	15.646363	14.560820	-6.94%	0
2017	13.794288	15.646363	13.43%	0
2016	12.919455	13.794288	6.77%	0
2015	13.061320	12.919455	-1.09%	0
2014	12.700856	13.061320	2.84%	0
2013	10.517580	12.700856	20.76%	0
2012	9.279738	10.517580	13.34%	0
2011*	10.000000	9.279738	-7.20%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.457535	10.659027	1.93%	0
2019	9.779705	10.457535	6.93%	0
2018	10.225322	9.779705	-4.36%	0
2017	9.817157	10.225322	4.16%	0
2016	9.224421	9.817157	6.43%	0
2015	9.697800	9.224421	-4.88%	0
2014	9.530619	9.697800	1.75%	0
2013*	10.000000	9.530619	-4.69%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	17.116909	18.502027	8.09%	0
2019	13.514458	17.116909	26.66%	0
2018	13.799363	13.514458	-2.06%	0
2017	11.688397	13.799363	18.06%	0
2016	10.712285	11.688397	9.11%	0
2015	10.835144	10.712285	-1.13%	0
2014*	10.000000	10.835144	8.35%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.755902	13.190018	12.20%	0
2019	10.441426	11.755902	12.59%	0
2018	11.647915	10.441426	-10.36%	0
2017	10.040162	11.647915	16.01%	0
2016*	10.000000	10.040162	0.40%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	18.417615	20.305817	10.25%	0
2019	15.168591	18.417615	21.42%	0
2018	17.352569	15.168591	-12.59%	0
2017	14.786980	17.352569	17.35%	0
2016	13.930485	14.786980	6.15%	0
2015	14.475968	13.930485	-3.77%	0
2014	14.142951	14.475968	2.35%	0
2013	11.151791	14.142951	26.82%	0
2012	9.802320	11.151791	13.77%	0
2011	10.688893	9.802320	-8.29%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.519092	15.598124	7.43%	0
2019	12.758672	14.519092	13.80%	0
2018	13.893289	12.758672	-8.17%	0
2017	12.657757	13.893289	9.76%	0
2016	12.178065	12.657757	3.94%	0
2015	12.566085	12.178065	-3.09%	0
2014	12.300475	12.566085	2.16%	0
2013	10.952514	12.300475	12.31%	0
2012	10.068599	10.952514	8.78%	0
2011	10.419019	10.068599	-3.36%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.495601	18.010233	9.18%	0
2019	14.005943	16.495601	17.78%	0
2018	15.571396	14.005943	-10.05%	0
2017	13.726707	15.571396	13.44%	0
2016	13.057177	13.726707	5.13%	0
2015	13.509989	13.057177	-3.35%	0
2014	13.173911	13.509989	2.55%	0
2013	11.092806	13.173911	18.76%	0
2012	9.965878	11.092806	11.31%	0
2011	10.537328	9.965878	-5.42%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.954236	12.598256	5.39%	0
2019	11.027688	11.954236	8.40%	0
2018	11.560959	11.027688	-4.61%	0
2017	11.096650	11.560959	4.18%	0
2016	10.828720	11.096650	2.47%	0
2015	11.137098	10.828720	-2.77%	0
2014	11.003067	11.137098	1.22%	0
2013	10.705280	11.003067	2.78%	0
2012	10.167450	10.705280	5.29%	0
2011	10.235316	10.167450	-0.66%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.385108	11.713952	2.89%	0
2019	10.209114	11.385108	11.52%	0
2018	11.210115	10.209114	-8.93%	0
2017	9.971635	11.210115	12.42%	0
2016	9.643873	9.971635	3.40%	0
2015	10.287487	9.643873	-6.26%	0
2014	10.270663	10.287487	0.16%	0
2013*	10.000000	10.270663	2.71%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.776447	12.383966	5.16%	0
2019	10.417079	11.776447	13.05%	0
2018	11.445950	10.417079	-8.99%	0
2017	9.919918	11.445950	15.38%	0
2016	9.534620	9.919918	4.04%	0
2015	10.233243	9.534620	-6.83%	0
2014	10.342614	10.233243	-1.06%	0
2013*	10.000000	10.342614	3.43%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.522843	16.829972	8.42%	0
2019	13.413822	15.522843	15.72%	0
2018	14.740803	13.413822	-9.00%	0
2017	13.203917	14.740803	11.64%	0
2016	12.628440	13.203917	4.56%	0
2015	13.031668	12.628440	-3.09%	0
2014	12.722959	13.031668	2.43%	0
2013	11.026025	12.722959	15.39%	0
2012	10.018081	11.026025	10.06%	0
2011	10.471573	10.018081	-4.33%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	17.286060	19.007568	9.96%	0
2019	14.438070	17.286060	19.73%	0
2018	16.290138	14.438070	-11.37%	0
2017	14.084974	16.290138	15.66%	0
2016	13.364408	14.084974	5.39%	0
2015	13.853014	13.364408	-3.53%	0
2014	13.525935	13.853014	2.42%	0
2013	11.111426	13.525935	21.73%	0
2012	9.900441	11.111426	12.23%	0
2011	10.602550	9.900441	-6.62%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.699987	14.634292	6.82%	0
2019	12.236654	13.699987	11.96%	0
2018	13.119117	12.236654	-6.73%	0
2017	12.188038	13.119117	7.64%	0
2016	11.738359	12.188038	3.83%	0
2015	12.113078	11.738359	-3.09%	0
2014	11.881560	12.113078	1.95%	0
2013	10.904669	11.881560	8.96%	0
2012	10.117270	10.904669	7.78%	0
2011	10.356558	10.117270	-2.31%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.352454	10.870004	5.00%	0
2019	9.750399	10.352454	6.17%	0
2018	9.991992	9.750399	-2.42%	0
2017	9.891822	9.991992	1.01%	0
2016	9.874927	9.891822	0.17%	0
2015	10.067336	9.874927	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.731921	17.32%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	10.967237	11.713560	6.81%	0
2019	10.216609	10.967237	7.35%	0
2018	10.585477	10.216609	-3.48%	0
2017	10.414114	10.585477	1.65%	0
2016	10.288260	10.414114	1.22%	0
2015	10.558200	10.288260	-2.56%	0
2014	10.277470	10.558200	2.73%	0
2013	10.712051	10.277470	-4.06%	0
2012	10.210052	10.712051	4.92%	0
2011*	10.000000	10.210052	2.10%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.485371	10.654757	1.62%	0
2019	10.043367	10.485371	4.40%	0
2018*	10.000000	10.043367	0.43%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	11.260602	12.496455	10.98%	0
2019	9.350690	11.260602	20.43%	0
2018	11.561234	9.350690	-19.12%	0
2017	8.340674	11.561234	38.61%	0
2016	7.904741	8.340674	5.51%	0
2015	9.607036	7.904741	-17.72%	0
2014*	10.000000	9.607036	-3.93%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.664799	12.112952	3.84%	0
2019	10.378961	11.664799	12.39%	0
2018	10.925045	10.378961	-5.00%	0
2017	10.447126	10.925045	4.57%	0
2016	9.342578	10.447126	11.82%	0
2015	9.793488	9.342578	-4.60%	0
2014*	10.000000	9.793488	-2.07%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	9.949430	10.338280	3.91%	0
2019	9.558306	9.949430	4.09%	0
2018	9.764147	9.558306	-2.11%	0
2017	9.764411	9.764147	0.00%	0
2016	9.894813	9.764411	-1.32%	0
2015	10.112914	9.894813	-2.16%	0
2014*	10.000000	10.112914	1.13%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	8.355950	8.199625	-1.87%	0
2019	8.402469	8.355950	-0.55%	0
2018	8.482808	8.402469	-0.95%	0
2017	8.641187	8.482808	-1.83%	0
2016	8.821360	8.641187	-2.04%	0
2015	9.005978	8.821360	-2.05%	0
2014	9.194462	9.005978	-2.05%	7,340
2013	9.386889	9.194462	-2.05%	7,912
2012	9.583885	9.386889	-2.06%	8,498
2011	9.783904	9.583885	-2.04%	9,096
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.482857	12.094855	5.33%	0
2019	9.627354	11.482857	19.27%	0
2018	11.405002	9.627354	-15.59%	0
2017	9.322886	11.405002	22.33%	0
2016	9.430440	9.322886	-1.14%	0
2015	9.721118	9.430440	-2.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.441400	14.853274	10.50%	0
2019	11.090641	13.441400	21.20%	0
2018	12.424267	11.090641	-10.73%	0
2017	10.709742	12.424267	16.01%	0
2016	9.987642	10.709742	7.23%	0
2015	10.299489	9.987642	-3.03%	0
2014*	10.000000	10.299489	2.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	11.906307	12.759229	7.16%	0
2019	10.538707	11.906307	12.98%	0
2018	11.308950	10.538707	-6.81%	0
2017	10.388612	11.308950	8.86%	0
2016	9.976627	10.388612	4.13%	0
2015	10.203147	9.976627	-2.22%	0
2014*	10.000000	10.203147	2.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	12.792206	13.985839	9.33%	0
2019	10.888654	12.792206	17.48%	0
2018	11.887024	10.888654	-8.40%	0
2017	10.569819	11.887024	12.46%	0
2016	10.015292	10.569819	5.54%	0
2015	10.279596	10.015292	-2.57%	0
2014*	10.000000	10.279596	2.80%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	10.829441	11.319766	4.53%	0
2019	10.093836	10.829441	7.29%	0
2018	10.495542	10.093836	-3.83%	0
2017	10.138450	10.495542	3.52%	0
2016	9.926802	10.138450	2.13%	0
2015	10.107799	9.926802	-1.79%	0
2014*	10.000000	10.107799	1.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.535297	11.814087	2.42%	0
2019	10.422014	11.535297	10.68%	0
2018	11.275713	10.422014	-7.57%	0
2017	10.094624	11.275713	11.70%	0
2016	9.748864	10.094624	3.55%	0
2015	10.286322	9.748864	-5.22%	0
2014	10.249896	10.286322	0.36%	0
2013*	10.000000	10.249896	2.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.054947	12.555036	4.15%	0
2019	10.678876	12.054947	12.89%	0
2018	11.606341	10.678876	-7.99%	0
2017	10.130151	11.606341	14.57%	0
2016	9.669458	10.130151	4.76%	0
2015	10.278375	9.669458	-5.92%	0
2014	10.314675	10.278375	-0.35%	0
2013*	10.000000	10.314675	3.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.397149	13.399177	8.08%	0
2019	10.749147	12.397149	15.33%	0
2018	11.636345	10.749147	-7.62%	0
2017	10.519341	11.636345	10.62%	0
2016	10.022941	10.519341	4.95%	0
2015	10.267086	10.022941	-2.38%	0
2014*	10.000000	10.267086	2.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.079775	14.391167	10.03%	0
2019	10.960928	13.079775	19.33%	0
2018	12.128817	10.960928	-9.63%	0
2017	10.611958	12.128817	14.29%	0
2016	9.986442	10.611958	6.26%	0
2015	10.270423	9.986442	-2.77%	0
2014*	10.000000	10.270423	2.70%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.592825	12.326358	6.33%	0
2019	10.429235	11.592825	11.16%	0
2018	11.061542	10.429235	-5.72%	0
2017	10.339937	11.061542	6.98%	0
2016	9.986220	10.339937	3.54%	0
2015	10.198346	9.986220	-2.08%	0
2014*	10.000000	10.198346	1.98%	7,393
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.420337	10.933940	4.93%	0
2019*	10.000000	10.420337	4.20%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.719633	12.154725	13.39%	0
2019*	10.000000	10.719633	7.20%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	25.453131	32.390076	27.25%	0
2019	19.955486	25.453131	27.55%	0
2018	21.081932	19.955486	-5.34%	0
2017	16.570582	21.081932	27.23%	0
2016	16.586331	16.570582	-0.09%	0
2015	16.419607	16.586331	1.02%	0
2014	15.218786	16.419607	7.89%	0
2013	11.559173	15.218786	31.66%	0
2012	10.161534	11.559173	13.75%	0
2011	10.720302	10.161534	-5.21%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.494935	19.150414	16.10%	0
2019	12.262244	16.494935	34.52%	0
2018	12.716291	12.262244	-3.57%	0
2017	10.216196	12.716291	24.47%	0
2016*	10.000000	10.216196	2.16%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.776540	17.77%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	13.785787	15.274125	10.80%	0
2019	11.201057	13.785787	23.08%	0
2018	12.906150	11.201057	-13.21%	0
2017	11.379798	12.906150	13.41%	0
2016	9.657759	11.379798	17.83%	0
2015	10.116276	9.657759	-4.53%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.470368	21.757723	-3.17%	0
2019	18.523473	22.470368	21.31%	0
2018	21.778540	18.523473	-14.95%	0
2017	19.530195	21.778540	11.51%	0
2016	16.954767	19.530195	15.19%	0
2015	17.824001	16.954767	-4.88%	0
2014	15.550320	17.824001	14.62%	723
2013	11.700981	15.550320	32.90%	0
2012	10.268050	11.700981	13.96%	0
2011	10.731640	10.268050	-4.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	16.867116	23.276891	38.00%	0
2019	12.688652	16.867116	32.93%	0
2018	14.073248	12.688652	-9.84%	0
2017	11.500357	14.073248	22.37%	0
2016	10.840115	11.500357	6.09%	0
2015	10.983963	10.840115	-1.31%	0
2014*	10.000000	10.983963	9.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	12.295367	12.663832	3.00%	0
2019	10.548409	12.295367	16.56%	0
2018	12.969262	10.548409	-18.67%	0
2017	12.139653	12.969262	6.83%	0
2016	9.840952	12.139653	23.36%	0
2015	10.690814	9.840952	-7.95%	0
2014*	10.000000	10.690814	6.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	14.076437	16.916329	20.17%	0
2019	11.437507	14.076437	23.07%	0
2018	13.367187	11.437507	-14.44%	0
2017	12.024329	13.367187	11.17%	0
2016	9.993495	12.024329	20.32%	0
2015	10.372279	9.993495	-3.65%	0
2014*	10.000000	10.372279	3.72%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.627018	17.357885	11.08%	0
2019	12.455681	15.627018	25.46%	0
2018	13.388313	12.455681	-6.97%	0
2017	10.955139	13.388313	22.21%	0
2016*	10.000000	10.955139	9.55%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.146703	13.067092	-7.63%	0
2019	11.071869	14.146703	27.77%	0
2018	11.782998	11.071869	-6.04%	0
2017	11.332670	11.782998	3.97%	0
2016	10.794404	11.332670	4.99%	0
2015	11.681579	10.794404	-7.59%	0
2014	9.273200	11.681579	25.97%	0
2013*	10.000000	9.273200	-7.27%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	15.643891	18.111043	15.77%	0
2019	12.177254	15.643891	28.47%	0
2018	13.035629	12.177254	-6.58%	0
2017	10.950068	13.035629	19.05%	0
2016	10.010810	10.950068	9.38%	0
2015	10.102821	10.010810	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.516775	9.585662	0.72%	0
2019	9.334422	9.516775	1.95%	0
2018	9.453320	9.334422	-1.26%	0
2017	9.500590	9.453320	-0.50%	0
2016	9.463085	9.500590	0.40%	0
2015	9.694210	9.463085	-2.38%	0
2014	9.848455	9.694210	-1.57%	0
2013	10.043987	9.848455	-1.95%	0
2012	9.905703	10.043987	1.40%	0
2011*	10.000000	9.905703	-0.94%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.377184	15.634287	16.87%	0
2019	10.929189	13.377184	22.40%	0
2018	12.587131	10.929189	-13.17%	0
2017	11.253869	12.587131	11.85%	0
2016	9.504943	11.253869	18.40%	0
2015	10.201961	9.504943	-6.83%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	25.039817	39.365188	57.21%	0
2019	18.681811	25.039817	34.03%	0
2018	20.521521	18.681811	-8.96%	0
2017	16.428185	20.521521	24.92%	0
2016	15.813455	16.428185	3.89%	0
2015	16.200459	15.813455	-2.39%	0
2014	15.946391	16.200459	1.59%	0
2013	11.745495	15.946391	35.77%	0
2012	10.460063	11.745495	12.29%	0
2011	11.176012	10.460063	-6.41%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	9.778662	10.369219	6.04%	0
2019	8.661593	9.778662	12.90%	0
2018	9.487395	8.661593	-8.70%	0
2017	9.078793	9.487395	4.50%	0
2016	9.328422	9.078793	-2.68%	0
2015	10.031283	9.328422	-7.01%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	10.448263	10.766333	3.04%	0
2019	9.284024	10.448263	12.54%	0
2018	10.374837	9.284024	-10.51%	0
2017	9.597960	10.374837	8.09%	0
2016	8.971521	9.597960	6.98%	0
2015	9.886139	8.971521	-9.25%	0
2014	10.123030	9.886139	-2.34%	0
2013*	10.000000	10.123030	1.23%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	9.384334	9.414576	0.32%	0
2019	9.305805	9.384334	0.84%	0
2018	10.116664	9.305805	-8.02%	0
2017	10.039826	10.116664	0.77%	0
2016	9.054794	10.039826	10.88%	0
2015	9.550854	9.054794	-5.19%	0
2014	9.615909	9.550854	-0.68%	0
2013*	10.000000	9.615909	-3.84%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.398889	12.048172	5.70%	0
2019	10.414408	11.398889	9.45%	0
2018	11.246187	10.414408	-7.40%	0
2017	10.126118	11.246187	11.06%	0
2016	9.155849	10.126118	10.60%	0
2015	10.293285	9.155849	-11.05%	0
2014	10.461142	10.293285	-1.60%	0
2013	10.668426	10.461142	-1.94%	0
2012	9.487406	10.668426	12.45%	0
2011*	10.000000	9.487406	-5.13%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.682507	5.634380	-0.85%	0
2019	5.210033	5.682507	9.07%	0
2018	6.200319	5.210033	-15.97%	0
2017	6.202752	6.200319	-0.04%	0
2016	5.512402	6.202752	12.52%	0
2015	7.570806	5.512402	-27.19%	0
2014	9.497917	7.570806	-20.29%	0
2013	11.369853	9.497917	-16.46%	0
2012	11.042551	11.369853	2.96%	0
2011	12.192985	11.042551	-9.44%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.288868	10.551161	2.55%	0
2019	10.019901	10.288868	2.68%	0
2018	10.136856	10.019901	-1.15%	0
2017	9.864491	10.136856	2.76%	0
2016	9.624475	9.864491	2.49%	0
2015	10.004779	9.624475	-3.80%	0
2014	9.922124	10.004779	0.83%	0
2013*	10.000000	9.922124	-0.78%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	13.665444	14.266031	4.39%	0
2019	12.168463	13.665444	12.30%	0
2018	13.054485	12.168463	-6.79%	0
2017	12.139666	13.054485	7.54%	0
2016	10.946641	12.139666	10.90%	0
2015	11.446481	10.946641	-4.37%	0
2014	11.524179	11.446481	-0.67%	0
2013	12.656587	11.524179	-8.95%	0
2012	10.972678	12.656587	15.35%	0
2011	10.546687	10.972678	4.04%	0
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.580559	11.400527	7.75%	0
2019	10.188709	10.580559	3.85%	0
2018	10.869450	10.188709	-6.26%	0
2017	10.225014	10.869450	6.30%	0
2016	10.042504	10.225014	1.82%	0
2015	10.694782	10.042504	-6.10%	0
2014	10.687899	10.694782	0.06%	0
2013	11.933879	10.687899	-10.44%	0
2012	11.401830	11.933879	4.67%	0
2011	10.832178	11.401830	5.26%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	14.731402	15.239355	3.45%	0
2019	13.122247	14.731402	12.26%	0
2018	13.777522	13.122247	-4.76%	0
2017	13.204801	13.777522	4.34%	0
2016	11.998147	13.204801	10.06%	0
2015	12.469863	11.998147	-3.78%	0
2014	12.332174	12.469863	1.12%	0
2013	11.919262	12.332174	3.46%	0
2012	10.656693	11.919262	11.85%	0
2011	10.538331	10.656693	1.12%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.775726	11.228851	4.21%	0
2019	10.143193	10.775726	6.24%	0
2018	10.327090	10.143193	-1.78%	0
2017*	10.000000	10.327090	3.27%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.511116	10.856458	3.29%	0
2019	10.038240	10.511116	4.71%	0
2018	10.046960	10.038240	-0.09%	0
2017*	10.000000	10.046960	0.47%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.430858	11.306386	8.39%	0
2019	9.960168	10.430858	4.73%	0
2018	10.601635	9.960168	-6.05%	0
2017	9.773726	10.601635	8.47%	0
2016	9.696195	9.773726	0.80%	0
2015	10.664337	9.696195	-9.08%	0
2014	10.854855	10.664337	-1.76%	0
2013	11.860943	10.854855	-8.48%	0
2012	11.507722	11.860943	3.07%	0
2011	10.835931	11.507722	6.20%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.424677	9.498219	0.78%	0
2019	9.258639	9.424677	1.79%	0
2018	9.431117	9.258639	-1.83%	0
2017	9.508882	9.431117	-0.82%	19,109
2016	9.582292	9.508882	-0.77%	30,183
2015	9.762459	9.582292	-1.85%	33,030
2014	9.892751	9.762459	-1.32%	43,401
2013	10.123315	9.892751	-2.28%	46,880
2012	9.773742	10.123315	3.58%	30,947
2011*	10.000000	9.773742	-2.26%	27,474
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.933147	11.622621	6.31%	0
2019	10.311548	10.933147	6.03%	0
2018	10.595843	10.311548	-2.68%	0
2017	10.319874	10.595843	2.67%	0
2016	10.269921	10.319874	0.49%	0
2015	10.449787	10.269921	-1.72%	0
2014	10.241673	10.449787	2.03%	0
2013	10.675195	10.241673	-4.06%	0
2012	9.953562	10.675195	7.25%	0
2011*	10.000000	9.953562	-0.46%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	14.450555	14.434133	-0.11%	0
2019	12.908993	14.450555	11.94%	0
2018	13.725098	12.908993	-5.95%	0
2017	13.092581	13.725098	4.83%	0
2016	11.746938	13.092581	11.46%	0
2015	12.523229	11.746938	-6.20%	0
2014	12.823298	12.523229	-2.34%	0
2013	11.709326	12.823298	9.51%	0
2012	10.333196	11.709326	13.32%	0
2011	10.767542	10.333196	-4.03%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	10.914774	14.491639	32.77%	0
2019	8.822403	10.914774	23.72%	0
2018	11.065990	8.822403	-20.27%	0
2017	8.501654	11.065990	30.16%	0
2016	8.623893	8.501654	-1.42%	0
2015	9.715793	8.623893	-11.24%	0
2014	10.077260	9.715793	-3.59%	0
2013	8.948379	10.077260	12.62%	0
2012	7.911625	8.948379	13.10%	0
2011	11.063904	7.911625	-28.49%	0
ProFunds - ProFund VP Banks - Q/NQ
2020	20.029442	16.633755	-16.95%	0
2019	14.988590	20.029442	33.63%	0
2018	18.640271	14.988590	-19.59%	0
2017	16.137572	18.640271	15.51%	0
2016	13.368948	16.137572	20.71%	0
2015	13.708130	13.368948	-2.47%	0
2014	12.679317	13.708130	8.11%	0
2013	9.699507	12.679317	30.72%	0
2012	7.423218	9.699507	30.66%	0
2011*	10.000000	7.423218	-25.77%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	10.334466	11.791350	14.10%	0
2019	8.962710	10.334466	15.31%	0
2018	11.114016	8.962710	-19.36%	0
2017	9.227514	11.114016	20.44%	0
2016	7.950067	9.227514	16.07%	0
2015	9.429342	7.950067	-15.69%	0
2014	9.467095	9.429342	-0.40%	0
2013	8.160956	9.467095	16.00%	0
2012	7.680402	8.160956	6.26%	0
2011*	10.000000	7.680402	-23.20%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2020	1.928531	1.405109	-27.14%	0
2019	2.555261	1.928531	-24.53%	0
2018	2.507393	2.555261	1.91%	0
2017	3.120354	2.507393	-19.64%	0
2016	3.663748	3.120354	-14.83%	0
2015	3.934140	3.663748	-6.87%	0
2014	4.683873	3.934140	-16.01%	0
2013	6.510595	4.683873	-28.06%	0
2012	7.969954	6.510595	-18.31%	0
2011	8.929765	7.969954	-10.75%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	28.164371	31.828969	13.01%	0
2019	24.690637	28.164371	14.07%	0
2018	27.034831	24.690637	-8.67%	0
2017	22.521975	27.034831	20.04%	0
2016	27.202673	22.521975	-17.21%	0
2015	26.884711	27.202673	1.18%	0
2014	21.157616	26.884711	27.07%	374
2013	12.825254	21.157616	64.97%	0
2012	9.305968	12.825254	37.82%	0
2011*	10.000000	9.305968	-6.94%	0
ProFunds - ProFund VP Bull - Q/NQ
2020	22.229179	25.264574	13.66%	0
2019	17.608708	22.229179	26.24%	0
2018	19.157028	17.608708	-8.08%	0
2017	16.387104	19.157028	16.90%	0
2016	15.255358	16.387104	7.42%	0
2015	15.646322	15.255358	-2.50%	0
2014	14.330310	15.646322	9.18%	0
2013	11.275078	14.330310	27.10%	0
2012	10.107731	11.275078	11.55%	0
2011	10.318759	10.107731	-2.05%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	17.503964	22.469278	28.37%	0
2019	14.119777	17.503964	23.97%	0
2018	16.921955	14.119777	-16.56%	0
2017	15.014657	16.921955	12.70%	0
2016	14.803503	15.014657	1.43%	0
2015	14.509263	14.803503	2.03%	0
2014	13.438509	14.509263	7.97%	0
2013	10.680768	13.438509	25.82%	0
2012	9.836593	10.680768	8.58%	0
2011*	10.000000	9.836593	-1.63%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	25.261311	31.757368	25.72%	0
2019	20.691714	25.261311	22.08%	0
2018	20.998035	20.691714	-1.46%	0
2017	18.109851	20.998035	15.95%	0
2016	17.745124	18.109851	2.06%	0
2015	17.304992	17.745124	2.54%	0
2014	15.709605	17.304992	10.16%	0
2013	11.466597	15.709605	37.00%	0
2012	9.588095	11.466597	19.59%	0
2011*	10.000000	9.588095	-4.12%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	9.049732	11.232902	24.12%	0
2019	7.436845	9.049732	21.69%	0
2018	8.961815	7.436845	-17.02%	0
2017	6.865404	8.961815	30.54%	0
2016	6.313577	6.865404	8.74%	0
2015	7.800197	6.313577	-19.06%	0
2014	8.245536	7.800197	-5.40%	0
2013	8.995936	8.245536	-8.34%	0
2012	8.618435	8.995936	4.38%	0
2011	10.957692	8.618435	-21.35%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	12.017418	10.684160	-11.09%	0
2019	10.416120	12.017418	15.37%	0
2018	12.385387	10.416120	-15.90%	0
2017	10.561898	12.385387	17.26%	0
2016	10.001319	10.561898	5.61%	0
2015	11.457012	10.001319	-12.71%	0
2014	12.804075	11.457012	-10.52%	0
2013	10.746817	12.804075	19.14%	0
2012	9.410461	10.746817	14.20%	0
2011	10.544011	9.410461	-10.75%	0
ProFunds - ProFund VP Financials - Q/NQ
2020	20.328288	19.559104	-3.78%	0
2019	15.931213	20.328288	27.60%	0
2018	18.160604	15.931213	-12.28%	0
2017	15.686289	18.160604	15.77%	0
2016	13.886325	15.686289	12.96%	0
2015	14.392067	13.886325	-3.51%	0
2014	13.012424	14.392067	10.60%	0
2013	10.058205	13.012424	29.37%	0
2012	8.233035	10.058205	22.17%	0
2011*	10.000000	8.233035	-17.67%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2020	24.955769	27.973135	12.09%	0
2019	21.343557	24.955769	16.92%	0
2018	20.867176	21.343557	2.28%	0
2017	17.617452	20.867176	18.45%	0
2016	18.744954	17.617452	-6.01%	0
2015	18.221939	18.744954	2.87%	0
2014	15.039081	18.221939	21.16%	0
2013	10.985916	15.039081	36.89%	0
2012	9.553488	10.985916	14.99%	0
2011*	10.000000	9.553488	-4.47%	0
ProFunds - ProFund VP Industrials - Q/NQ
2020	19.671315	22.497501	14.37%	0
2019	15.390064	19.671315	27.82%	0
2018	18.013582	15.390064	-14.56%	0
2017	15.024293	18.013582	19.90%	0
2016	13.048346	15.024293	15.14%	0
2015	13.793242	13.048346	-5.40%	0
2014	13.338028	13.793242	3.41%	0
2013	9.853977	13.338028	35.36%	0
2012	8.687959	9.853977	13.42%	0
2011*	10.000000	8.687959	-13.12%	0
ProFunds - ProFund VP International - Q/NQ
2020	11.440281	11.754563	2.75%	0
2019	9.792619	11.440281	16.83%	0
2018	11.869303	9.792619	-17.50%	0
2017	9.948521	11.869303	19.31%	0
2016	10.251029	9.948521	-2.95%	0
2015	10.847753	10.251029	-5.50%	0
2014	12.052036	10.847753	-9.99%	0
2013	10.297008	12.052036	17.04%	0
2012	9.068105	10.297008	13.55%	0
2011	10.807367	9.068105	-16.09%	0
ProFunds - ProFund VP Internet - Q/NQ
2020	28.037432	41.420480	47.73%	0
2019	24.250905	28.037432	15.61%	0
2018	23.597136	24.250905	2.77%	0
2017	17.706138	23.597136	33.27%	0
2016	17.128604	17.706138	3.37%	0
2015	14.529789	17.128604	17.89%	0
2014	14.669377	14.529789	-0.95%	0
2013	9.871577	14.669377	48.60%	0
2012	8.415384	9.871577	17.30%	0
2011*	10.000000	8.415384	-15.85%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2020	15.072076	17.115429	13.56%	0
2019	12.823129	15.072076	17.54%	0
2018	14.817137	12.823129	-13.46%	0
2017	12.770028	14.817137	16.03%	0
2016	12.982943	12.770028	-1.64%	0
2015	12.526975	12.982943	3.64%	0
2014	12.389450	12.526975	1.11%	0
2013	8.532730	12.389450	45.20%	0
2012	7.085591	8.532730	20.42%	0
2011	8.880013	7.085591	-20.21%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	32.608864	46.495990	42.59%	0
2019	24.353052	32.608864	33.90%	0
2018	25.339480	24.353052	-3.89%	0
2017	19.841822	25.339480	27.71%	0
2016	19.244468	19.841822	3.10%	0
2015	18.284208	19.244468	5.25%	0
2014	15.953735	18.284208	14.61%	0
2013	12.129996	15.953735	31.52%	0
2012	10.654915	12.129996	13.84%	0
2011	10.721400	10.654915	-0.62%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	8.483569	5.445761	-35.81%	0
2019	7.981402	8.483569	6.29%	0
2018	10.215369	7.981402	-21.87%	0
2017	10.770451	10.215369	-5.15%	1,960
2016	8.853979	10.770451	21.65%	3,096
2015	11.796656	8.853979	-24.95%	3,388
2014	13.512137	11.796656	-12.70%	0
2013	11.118506	13.512137	21.53%	0
2012	11.032126	11.118506	0.78%	0
2011	11.015125	11.032126	0.15%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	18.277832	20.143407	10.21%	0
2019	16.362934	18.277832	11.70%	0
2018	17.811529	16.362934	-8.13%	0
2017	16.476706	17.811529	8.10%	0
2016	17.473022	16.476706	-5.70%	0
2015	17.079839	17.473022	2.30%	0
2014	14.608950	17.079839	16.91%	0
2013	11.330929	14.608950	28.93%	0
2012	10.342535	11.330929	9.56%	0
2011*	10.000000	10.342535	3.43%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	3.922009	4.767735	21.56%	0
2019	2.742879	3.922009	42.99%	0
2018	3.236576	2.742879	-15.25%	0
2017	3.138456	3.236576	3.13%	8,877
2016	2.056212	3.138456	52.63%	14,022
2015	3.126441	2.056212	-34.23%	15,344
2014	4.192580	3.126441	-25.43%	0
2013	6.897872	4.192580	-39.22%	0
2012	8.241506	6.897872	-16.30%	0
2011*	10.000000	8.241506	-17.58%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2020	15.705998	14.415901	-8.21%	0
2019	12.649761	15.705998	24.16%	0
2018	13.696347	12.649761	-7.64%	0
2017	12.940526	13.696347	5.84%	0
2016	12.495284	12.940526	3.56%	0
2015	12.715580	12.495284	-1.73%	0
2014	10.383847	12.715580	22.46%	0
2013	10.591413	10.383847	-1.96%	0
2012	9.228723	10.591413	14.77%	0
2011*	10.000000	9.228723	-7.71%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.429587	1.744360	-28.20%	0
2019	3.003520	2.429587	-19.11%	0
2018	2.944215	3.003520	2.01%	0
2017	3.411882	2.944215	-13.71%	0
2016	3.672679	3.411882	-7.10%	0
2015	3.810025	3.672679	-3.60%	0
2014	5.577540	3.810025	-31.69%	0
2013	4.888733	5.577540	14.09%	0
2012	5.363311	4.888733	-8.85%	0
2011	8.760901	5.363311	-38.78%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	28.894805	40.996803	41.88%	0
2019	19.695786	28.894805	46.71%	0
2018	22.402755	19.695786	-12.08%	0
2017	16.871417	22.402755	32.79%	0
2016	13.486626	16.871417	25.10%	0
2015	14.176581	13.486626	-4.87%	0
2014	10.758344	14.176581	31.77%	0
2013	8.228753	10.758344	30.74%	0
2012	8.766949	8.228753	-6.14%	0
2011*	10.000000	8.766949	-12.33%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	3.844976	2.570079	-33.16%	0
2019	4.968527	3.844976	-22.61%	0
2018	4.505909	4.968527	10.27%	0
2017	6.374928	4.505909	-29.32%	0
2016	7.769921	6.374928	-17.95%	0
2015	7.113147	7.769921	9.23%	0
2014	7.481152	7.113147	-4.92%	0
2013	7.655349	7.481152	-2.28%	0
2012	8.988517	7.655349	-14.83%	0
2011	8.292117	8.988517	8.40%	0
ProFunds - ProFund VP Short International - Q/NQ
2020	3.188815	2.594157	-18.65%	0
2019	3.942256	3.188815	-19.11%	0
2018	3.485778	3.942256	13.10%	0
2017	4.483838	3.485778	-22.26%	0
2016	4.864285	4.483838	-7.82%	0
2015	5.161290	4.864285	-5.75%	0
2014	5.125810	5.161290	0.69%	0
2013	6.624881	5.125810	-22.63%	0
2012	8.471441	6.624881	-21.80%	0
2011	8.495104	8.471441	-0.28%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.210394	0.678422	-43.95%	0
2019	1.717630	1.210394	-29.53%	0
2018	1.805926	1.717630	-4.89%	0
2017	2.466287	1.805926	-26.78%	0
2016	2.799392	2.466287	-11.90%	0
2015	3.286729	2.799392	-14.83%	0
2014	4.162295	3.286729	-21.04%	0
2013	6.019421	4.162295	-30.85%	0
2012	7.568327	6.019421	-20.47%	0
2011	8.630520	7.568327	-12.31%	0
ProFunds - ProFund VP Technology - Q/NQ
2020	28.138728	39.911649	41.84%	0
2019	19.786927	28.138728	42.21%	0
2018	20.678088	19.786927	-4.31%	0
2017	15.615279	20.678088	32.42%	0
2016	14.189712	15.615279	10.05%	0
2015	14.146819	14.189712	0.30%	0
2014	12.227733	14.146819	15.69%	673
2013	9.971491	12.227733	22.63%	0
2012	9.229321	9.971491	8.04%	0
2011*	10.000000	9.229321	-7.71%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	12.410743	12.539324	1.04%	0
2019	11.039985	12.410743	12.42%	0
2018	13.278017	11.039985	-16.86%	0
2017	13.849230	13.278017	-4.12%	0
2016	11.621419	13.849230	19.17%	0
2015	11.686796	11.621419	-0.56%	0
2014	11.864284	11.686796	-1.50%	0
2013	10.808120	11.864284	9.77%	0
2012	9.470475	10.808120	14.12%	0
2011*	10.000000	9.470475	-5.30%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	16.015224	18.932502	18.22%	0
2019	13.830351	16.015224	15.80%	0
2018	14.931127	13.830351	-7.37%	0
2017	13.921981	14.931127	7.25%	0
2016	14.256417	13.921981	-2.35%	0
2015	15.424883	14.256417	-7.58%	0
2014	11.545826	15.424883	33.60%	0
2013	14.572471	11.545826	-20.77%	0
2012	14.734892	14.572471	-1.10%	0
2011	10.481704	14.734892	40.58%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	101.895726	185.945655	82.49%	0
2019	57.900448	101.895726	75.98%	0
2018	65.421059	57.900448	-11.50%	0
2017	39.674590	65.421059	64.89%	0
2016	37.287431	39.674590	6.40%	0
2015	33.509324	37.287431	11.27%	0
2014	25.184423	33.509324	33.06%	0
2013	14.360149	25.184423	75.38%	0
2012	10.961384	14.360149	31.01%	0
2011	11.325604	10.961384	-3.22%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.143736	0.040177	-72.05%	0
2019	0.296461	0.143736	-51.52%	0
2018	0.342384	0.296461	-13.41%	0
2017	0.634829	0.342384	-46.07%	0
2016	0.812240	0.634829	-21.84%	0
2015	1.124539	0.812240	-27.77%	0
2014	1.787024	1.124539	-37.07%	0
2013	3.551970	1.787024	-49.69%	0
2012	5.598619	3.551970	-36.56%	0
2011	7.344336	5.598619	-23.77%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2020	19.622045	18.758454	-4.40%	0
2019	16.303273	19.622045	20.36%	0
2018	16.179721	16.303273	0.76%	0
2017	14.928995	16.179721	8.38%	1,413
2016	13.243853	14.928995	12.72%	2,232
2015	14.445977	13.243853	-8.32%	2,442
2014	11.715663	14.445977	23.30%	2,950
2013	10.555562	11.715663	10.99%	3,186
2012	10.761788	10.555562	-1.92%	7,441
2011*	10.000000	10.761788	7.62%	6,233
Rydex Variable Trust - Banking Fund - Q/NQ
2020	9.807485	8.793253	-10.34%	0
2019	7.798488	9.807485	25.76%	0
2018	9.853736	7.798488	-20.86%	0
2017	8.942906	9.853736	10.18%	0
2016	7.174298	8.942906	24.65%	0
2015	7.698685	7.174298	-6.81%	0
2014	7.599986	7.698685	1.30%	0
2013	6.006147	7.599986	26.54%	0
2012	4.936615	6.006147	21.67%	0
2011	6.480483	4.936615	-23.82%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	23.546883	27.619902	17.30%	0
2019	19.796620	23.546883	18.94%	0
2018	24.485298	19.796620	-19.15%	0
2017	20.583923	24.485298	18.95%	0
2016	16.057816	20.583923	28.19%	0
2015	19.823141	16.057816	-18.99%	0
2014	20.612470	19.823141	-3.83%	0
2013	20.784266	20.612470	-0.83%	0
2012	19.165088	20.784266	8.45%	0
2011	23.420622	19.165088	-18.17%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	31.218463	37.095777	18.83%	0
2019	25.564956	31.218463	22.11%	0
2018	28.825870	25.564956	-11.31%	0
2017	22.734379	28.825870	26.79%	0
2016	28.889107	22.734379	-21.30%	0
2015	27.189977	28.889107	6.25%	0
2014	20.919165	27.189977	29.98%	0
2013	13.849700	20.919165	51.04%	0
2012	10.398495	13.849700	33.19%	0
2011	9.599023	10.398495	8.33%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	1.914744	1.449280	-24.31%	0
2019	1.696124	1.914744	12.89%	0
2018	2.040437	1.696124	-16.87%	0
2017	1.994656	2.040437	2.30%	0
2016	1.844420	1.994656	8.15%	0
2015	2.844582	1.844420	-35.16%	0
2014	4.401004	2.844582	-35.37%	0
2013	4.642200	4.401004	-5.20%	0
2012	4.807287	4.642200	-3.43%	0
2011	5.256969	4.807287	-8.55%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	31.685160	33.386537	5.37%	0
2019	26.443359	31.685160	19.82%	0
2018	30.724950	26.443359	-13.94%	0
2017	28.123860	30.724950	9.25%	0
2016	27.235429	28.123860	3.26%	0
2015	26.176557	27.235429	4.05%	0
2014	23.728222	26.176557	10.32%	0
2013	18.888341	23.728222	25.62%	0
2012	17.684643	18.888341	6.81%	0
2011	15.869726	17.684643	11.44%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	42.457752	42.306673	-0.36%	0
2019	29.393513	42.457752	44.45%	0
2018	34.991646	29.393513	-16.00%	0
2017	22.534528	34.991646	55.28%	0
2016	17.598127	22.534528	28.05%	0
2015	18.757613	17.598127	-6.18%	0
2014	16.395283	18.757613	14.41%	0
2013	10.287758	16.395283	59.37%	0
2012	8.966259	10.287758	14.74%	0
2011	8.390919	8.966259	6.86%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	21.215146	32.410338	52.77%	0
2019	13.597782	21.215146	56.02%	0
2018	15.905038	13.597782	-14.51%	0
2017	12.388779	15.905038	28.38%	0
2016	10.171624	12.388779	21.80%	0
2015	10.170577	10.171624	0.01%	0
2014	8.391452	10.170577	21.20%	0
2013	6.343422	8.391452	32.29%	0
2012	6.409178	6.343422	-1.03%	0
2011	7.834934	6.409178	-18.20%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2020	12.144472	7.829793	-35.53%	0
2019	11.607845	12.144472	4.62%	0
2018	15.906146	11.607845	-27.02%	0
2017	17.323409	15.906146	-8.18%	0
2016	13.462244	17.323409	28.68%	0
2015	19.698279	13.462244	-31.66%	0
2014	24.713859	19.698279	-20.29%	0
2013	20.435251	24.713859	20.94%	0
2012	20.374481	20.435251	0.30%	0
2011	22.092131	20.374481	-7.77%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	6.446355	3.956609	-38.62%	0
2019	6.585416	6.446355	-2.11%	0
2018	12.372385	6.585416	-46.77%	0
2017	15.525204	12.372385	-20.31%	0
2016	12.869773	15.525204	20.63%	0
2015	19.238066	12.869773	-33.10%	0
2014	27.796988	19.238066	-30.79%	0
2013	22.906488	27.796988	21.35%	0
2012	23.293111	22.906488	-1.66%	0
2011	26.216155	23.293111	-11.15%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	10.104244	9.920470	-1.82%	0
2019	8.032222	10.104244	25.80%	0
2018	10.122140	8.032222	-20.65%	0
2017	8.035113	10.122140	25.97%	0
2016	8.687468	8.035113	-7.51%	0
2015	9.556122	8.687468	-9.09%	0
2014	11.148856	9.556122	-14.29%	0
2013	9.187035	11.148856	21.35%	0
2012	7.709804	9.187035	19.16%	0
2011	9.274938	7.709804	-16.87%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	13.916962	13.616965	-2.16%	0
2019	11.093568	13.916962	25.45%	0
2018	12.912613	11.093568	-14.09%	0
2017	11.405706	12.912613	13.21%	0
2016	10.052748	11.405706	13.46%	0
2015	10.689274	10.052748	-5.95%	0
2014	9.693558	10.689274	10.27%	0
2013	7.758489	9.693558	24.94%	0
2012	6.456613	7.758489	20.16%	0
2011	7.747853	6.456613	-16.67%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	19.390052	23.161953	19.45%	0
2019	16.953705	19.390052	14.37%	0
2018	18.284023	16.953705	-7.28%	0
2017	17.026008	18.284023	7.39%	0
2016	17.440462	17.026008	-2.38%	0
2015	18.761614	17.440462	-7.04%	0
2014	14.224155	18.761614	31.90%	0
2013	17.764322	14.224155	-19.93%	0
2012	17.607952	17.764322	0.89%	0
2011	12.704941	17.607952	38.59%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	28.216365	32.800788	16.25%	0
2019	23.502985	28.216365	20.05%	0
2018	23.702029	23.502985	-0.84%	0
2017	19.694474	23.702029	20.35%	0
2016	22.264500	19.694474	-11.54%	0
2015	21.745462	22.264500	2.39%	0
2014	17.814618	21.745462	22.07%	460
2013	12.824665	17.814618	38.91%	0
2012	11.175457	12.824665	14.76%	0
2011	10.897979	11.175457	2.55%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	12.006455	11.705299	-2.51%	0
2019	10.767785	12.006455	11.50%	0
2018	11.090393	10.767785	-2.91%	0
2017	10.594413	11.090393	4.68%	0
2016	9.689724	10.594413	9.34%	0
2015	9.963233	9.689724	-2.75%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2020	40.877370	64.148417	56.93%	0
2019	33.262591	40.877370	22.89%	0
2018	35.086056	33.262591	-5.20%	0
2017	26.737662	35.086056	31.22%	0
2016	26.135344	26.737662	2.30%	0
2015	24.624031	26.135344	6.14%	0
2014	24.657021	24.624031	-0.13%	0
2013	16.645358	24.657021	48.13%	0
2012	14.242080	16.645358	16.87%	0
2011	16.507914	14.242080	-13.73%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.182634	0.097016	-46.88%	0
2019	0.291777	0.182634	-37.41%	0
2018	0.293707	0.291777	-0.66%	0
2017	0.491181	0.293707	-40.20%	0
2016	0.712746	0.491181	-31.09%	0
2015	0.791225	0.712746	-9.92%	0
2014	1.032540	0.791225	-23.37%	0
2013	1.878701	1.032540	-45.04%	0
2012	2.473628	1.878701	-24.05%	0
2011	3.462839	2.473628	-28.57%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	1.981526	1.531556	-22.71%	0
2019	2.333121	1.981526	-15.07%	0
2018	2.295238	2.333121	1.65%	0
2017	2.571703	2.295238	-10.75%	0
2016	2.704937	2.571703	-4.93%	0
2015	2.795573	2.704937	-3.24%	0
2014	3.801018	2.795573	-26.45%	0
2013	3.366751	3.801018	12.90%	0
2012	3.664404	3.366751	-8.12%	0
2011	5.377997	3.664404	-31.86%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.060538	0.780207	-26.43%	0
2019	1.358689	1.060538	-21.94%	0
2018	1.250872	1.358689	8.62%	0
2017	1.477067	1.250872	-15.31%	0
2016	1.864653	1.477067	-20.79%	0
2015	1.925341	1.864653	-3.15%	0
2014	2.222559	1.925341	-13.37%	0
2013	3.132854	2.222559	-29.06%	0
2012	3.917981	3.132854	-20.04%	0
2011	4.316360	3.917981	-9.23%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.381716	0.231811	-39.27%	0
2019	0.541359	0.381716	-29.49%	0
2018	0.568477	0.541359	-4.77%	0
2017	0.770284	0.568477	-26.20%	0
2016	0.868732	0.770284	-11.33%	0
2015	1.017944	0.868732	-14.66%	0
2014	1.277208	1.017944	-20.30%	0
2013	1.837899	1.277208	-30.51%	0
2012	2.306557	1.837899	-20.32%	0
2011	2.618577	2.306557	-11.92%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	0.979375	0.663745	-32.23%	0
2019	1.259557	0.979375	-22.24%	0
2018	1.157229	1.259557	8.84%	0
2017	1.365571	1.157229	-15.26%	0
2016	1.748755	1.365571	-21.91%	0
2015	1.783549	1.748755	-1.95%	0
2014	1.997635	1.783549	-10.72%	0
2013	2.949293	1.997635	-32.27%	0
2012	3.679145	2.949293	-19.84%	0
2011	4.065489	3.679145	-9.50%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.066305	0.783067	-26.56%	0
2019	1.412193	1.066305	-24.49%	0
2018	1.386904	1.412193	1.82%	0
2017	1.713088	1.386904	-19.04%	0
2016	1.987490	1.713088	-13.81%	0
2015	2.123238	1.987490	-6.39%	0
2014	2.533963	2.123238	-16.21%	0
2013	3.520565	2.533963	-28.02%	0
2012	4.329656	3.520565	-18.69%	0
2011	4.859535	4.329656	-10.90%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	17.913696	24.646792	37.59%	0
2019	13.154532	17.913696	36.18%	0
2018	17.431928	13.154532	-24.54%	0
2017	11.839928	17.431928	47.23%	0
2016	11.102854	11.839928	6.64%	0
2015	10.121078	11.102854	9.70%	0
2014	12.215344	10.121078	-17.14%	0
2013	7.994177	12.215344	52.80%	0
2012	6.795676	7.994177	17.64%	0
2011	9.764235	6.795676	-30.40%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	33.397196	39.586373	18.53%	0
2019	26.373685	33.397196	26.63%	0
2018	31.108850	26.373685	-15.22%	0
2017	26.440490	31.108850	17.66%	0
2016	24.636034	26.440490	7.32%	0
2015	25.075514	24.636034	-1.75%	0
2014	23.817266	25.075514	5.28%	0
2013	17.074139	23.817266	39.49%	0
2012	14.368762	17.074139	18.83%	0
2011	14.317870	14.368762	0.36%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	46.894137	50.842585	8.42%	0
2019	35.174413	46.894137	33.32%	0
2018	44.558518	35.174413	-21.06%	0
2017	37.149719	44.558518	19.94%	0
2016	29.253340	37.149719	26.99%	0
2015	31.604666	29.253340	-7.44%	0
2014	28.825873	31.604666	9.64%	0
2013	19.588560	28.825873	47.16%	0
2012	16.085882	19.588560	21.77%	0
2011	17.771277	16.085882	-9.48%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	88.970891	162.853139	83.04%	0
2019	50.321527	88.970891	76.80%	0
2018	56.655019	50.321527	-11.18%	0
2017	34.123766	56.655019	66.03%	0
2016	31.785343	34.123766	7.36%	0
2015	28.309689	31.785343	12.28%	0
2014	21.161832	28.309689	33.78%	0
2013	11.987896	21.161832	76.53%	0
2012	9.125279	11.987896	31.37%	0
2011	9.379279	9.125279	-2.71%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	45.348154	64.390548	41.99%	0
2019	33.827554	45.348154	34.06%	0
2018	35.175876	33.827554	-3.83%	0
2017	27.386610	35.175876	28.44%	0
2016	26.380298	27.386610	3.81%	0
2015	24.881835	26.380298	6.02%	0
2014	21.629001	24.881835	15.04%	899
2013	16.402785	21.629001	31.86%	0
2012	14.341606	16.402785	14.37%	0
2011	14.330281	14.341606	0.08%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2020	30.948823	36.386499	17.57%	0
2019	21.784239	30.948823	42.07%	0
2018	24.803016	21.784239	-12.17%	0
2017	19.213980	24.803016	29.09%	0
2016	16.950012	19.213980	13.36%	0
2015	17.429990	16.950012	-2.75%	0
2014	15.005619	17.429990	16.16%	0
2013	10.282134	15.005619	45.94%	0
2012	8.587440	10.282134	19.73%	0
2011	8.870371	8.587440	-3.19%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	12.881080	16.945088	31.55%	0
2019	8.640377	12.881080	49.08%	0
2018	10.579176	8.640377	-18.33%	0
2017	10.085530	10.579176	4.89%	0
2016	6.220398	10.085530	62.14%	0
2015	9.121007	6.220398	-31.80%	0
2014	11.266619	9.121007	-19.04%	0
2013	21.342081	11.266619	-47.21%	0
2012	22.720947	21.342081	-6.07%	0
2011	30.584193	22.720947	-25.71%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	24.960499	23.026221	-7.75%	0
2019	20.479041	24.960499	21.88%	0
2018	22.564201	20.479041	-9.24%	0
2017	21.597825	22.564201	4.47%	0
2016	20.016431	21.597825	7.90%	0
2015	20.964627	20.016431	-4.52%	0
2014	17.687358	20.964627	18.53%	0
2013	17.372351	17.687358	1.81%	0
2012	14.987370	17.372351	15.91%	0
2011	14.961537	14.987370	0.17%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	28.335776	39.876473	40.73%	0
2019	23.240437	28.335776	21.92%	0
2018	24.521842	23.240437	-5.23%	0
2017	22.188663	24.521842	10.52%	0
2016	22.583900	22.188663	-1.75%	0
2015	23.366747	22.583900	-3.35%	0
2014	21.955371	23.366747	6.43%	0
2013	16.505873	21.955371	33.02%	0
2012	14.431689	16.505873	14.37%	0
2011	13.991722	14.431689	3.14%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	33.352999	39.216737	17.58%	0
2019	25.154721	33.352999	32.59%	0
2018	31.933384	25.154721	-21.23%	0
2017	27.163149	31.933384	17.56%	0
2016	21.262870	27.163149	27.75%	0
2015	23.875006	21.262870	-10.94%	0
2014	23.372581	23.875006	2.15%	0
2013	15.048542	23.372581	55.31%	0
2012	12.582994	15.048542	19.59%	0
2011	14.628512	12.582994	-13.98%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	36.171380	41.842296	15.68%	0
2019	22.722750	36.171380	59.19%	0
2018	27.426356	22.722750	-17.15%	0
2017	19.512319	27.426356	40.56%	0
2016	16.543927	19.512319	17.94%	0
2015	17.175191	16.543927	-3.68%	0
2014	14.066572	17.175191	22.10%	0
2013	8.511946	14.066572	65.26%	0
2012	6.716570	8.511946	26.73%	0
2011	7.138777	6.716570	-5.91%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	25.783970	32.156674	24.72%	0
2019	20.792695	25.783970	24.00%	0
2018	22.497834	20.792695	-7.58%	0
2017	18.463075	22.497834	21.85%	0
2016	18.374899	18.463075	0.48%	0
2015	18.558972	18.374899	-0.99%	0
2014	16.854102	18.558972	10.12%	0
2013	12.175783	16.854102	38.42%	0
2012	10.970958	12.175783	10.98%	0
2011	11.323340	10.970958	-3.11%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	22.146832	19.401395	-12.40%	0
2019	18.341957	22.146832	20.74%	0
2018	21.605196	18.341957	-15.10%	0
2017	19.036259	21.605196	13.49%	0
2016	16.553595	19.036259	15.00%	0
2015	18.649382	16.553595	-11.24%	0
2014	17.161609	18.649382	8.67%	4,656
2013	12.061218	17.161609	42.29%	5,029
2012	10.074748	12.061218	19.72%	3,940
2011	10.621786	10.074748	-5.15%	3,362
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	23.997805	30.667255	27.79%	0
2019	21.228503	23.997805	13.05%	0
2018	25.449171	21.228503	-16.58%	0
2017	21.875784	25.449171	16.33%	0
2016	21.745395	21.875784	0.60%	0
2015	21.911383	21.745395	-0.76%	0
2014	22.722880	21.911383	-3.57%	0
2013	17.305551	22.722880	31.30%	0
2012	15.224472	17.305551	13.67%	0
2011	15.645397	15.224472	-2.69%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	21.212571	22.318675	5.21%	0
2019	17.684735	21.212571	19.95%	0
2018	22.286810	17.684735	-20.65%	0
2017	20.108064	22.286810	10.84%	0
2016	15.926771	20.108064	26.25%	0
2015	18.449183	15.926771	-13.67%	0
2014	17.648711	18.449183	4.54%	0
2013	13.267529	17.648711	33.02%	0
2012	11.578859	13.267529	14.58%	0
2011	12.731164	11.578859	-9.05%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	24.013886	27.228061	13.38%	0
2019	21.778114	24.013886	10.27%	0
2018	24.443758	21.778114	-10.91%	0
2017	21.496580	24.443758	13.71%	0
2016	18.489301	21.496580	16.26%	0
2015	18.947000	18.489301	-2.42%	0
2014	19.343689	18.947000	-2.05%	0
2013	13.975540	19.343689	38.41%	0
2012	12.900233	13.975540	8.34%	0
2011	12.722433	12.900233	1.40%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	16.535320	15.229400	-7.90%	0
2019	13.988757	16.535320	18.20%	0
2018	17.984233	13.988757	-22.22%	0
2017	18.410685	17.984233	-2.32%	0
2016	14.266661	18.410685	29.05%	0
2015	16.847001	14.266661	-15.32%	0
2014	16.976804	16.847001	-0.76%	0
2013	12.134779	16.976804	39.90%	0
2012	10.291844	12.134779	17.91%	0
2011	11.602596	10.291844	-11.30%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	6.489156	5.463987	-15.80%	0
2019	6.332837	6.489156	2.47%	0
2018	5.782530	6.332837	9.52%	0
2017	7.168404	5.782530	-19.33%	0
2016	6.839142	7.168404	4.81%	0
2015	6.159837	6.839142	11.03%	0
2014	5.115626	6.159837	20.41%	0
2013	5.382494	5.115626	-4.96%	0
2012	5.863773	5.382494	-8.21%	0
2011	6.252565	5.863773	-6.22%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2020	32.517604	47.538036	46.19%	0
2019	23.755910	32.517604	36.88%	0
2018	24.623824	23.755910	-3.52%	0
2017	18.953001	24.623824	29.92%	0
2016	17.419708	18.953001	8.80%	0
2015	17.588505	17.419708	-0.96%	0
2014	16.286388	17.588505	8.00%	0
2013	12.280544	16.286388	32.62%	0
2012	11.196403	12.280544	9.68%	0
2011	12.588415	11.196403	-11.06%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	9.166365	9.830966	7.25%	0
2019	8.266102	9.166365	10.89%	0
2018	8.912027	8.266102	-7.25%	0
2017	8.594957	8.912027	3.69%	0
2016	7.473637	8.594957	15.00%	0
2015	8.180485	7.473637	-8.64%	0
2014	8.138836	8.180485	0.51%	0
2013	7.073790	8.138836	15.06%	0
2012	6.887485	7.073790	2.70%	0
2011	8.214467	6.887485	-16.15%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	28.706618	39.542018	37.75%	0
2019	23.974613	28.706618	19.74%	0
2018	30.618729	23.974613	-21.70%	0
2017	25.616879	30.618729	19.53%	0
2016	22.656360	25.616879	13.07%	0
2015	26.923310	22.656360	-15.85%	0
2014	22.383101	26.923310	20.28%	0
2013	15.169427	22.383101	47.55%	0
2012	13.171524	15.169427	15.17%	0
2011	15.128956	13.171524	-12.94%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	19.903527	18.494908	-7.08%	0
2019	17.073629	19.903527	16.57%	0
2018	16.797511	17.073629	1.64%	0
2017	15.446398	16.797511	8.75%	0
2016	13.554161	15.446398	13.96%	0
2015	14.937556	13.554161	-9.26%	0
2014	12.409186	14.937556	20.37%	0
2013	11.149573	12.409186	11.30%	0
2012	11.257706	11.149573	-0.96%	0
2011	9.882964	11.257706	13.91%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	4.957418	5.326449	7.44%	0
2019	5.318986	4.957418	-6.80%	0
2018	6.145866	5.318986	-13.45%	0
2017	5.258505	6.145866	16.87%	0
2016	5.880522	5.258505	-10.58%	0
2015	7.218409	5.880522	-18.53%	0
2014	9.437825	7.218409	-23.52%	0
2013	9.914477	9.437825	-4.81%	0
2012	10.043993	9.914477	-1.29%	0
2011	10.645956	10.043993	-5.65%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	10.644627	11.195777	5.18%	0
2019	10.236228	10.644627	3.99%	0
2018	9.759223	10.236228	4.89%	0
2017	9.713826	9.759223	0.47%	0
2016	9.680138	9.713826	0.35%	0
2015	9.973025	9.680138	-2.94%	0
2014	10.043705	9.973025	-0.70%	0
2013*	10.000000	10.043705	0.44%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.522666	5.276608	16.67%	0
2019	4.127432	4.522666	9.58%	0
2018	5.875947	4.127432	-29.76%	0
2017	6.102187	5.875947	-3.71%	0
2016	4.334783	6.102187	40.77%	0
2015	6.649872	4.334783	-34.81%	0
2014	8.392511	6.649872	-20.76%	4,522
2013	7.751617	8.392511	8.27%	4,884
2012	7.655066	7.751617	1.26%	7,557
2011*	10.000000	7.655066	-23.45%	4,447
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	11.930836	16.200926	35.79%	0
2019	8.778871	11.930836	35.90%	0
2018	10.745075	8.778871	-18.30%	0
2017*	10.000000	10.745075	7.45%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.739613	10.356379	-3.57%	0
2019*	10.000000	10.739613	7.40%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	14.566406	15.579949	6.96%	0
2019	12.587564	14.566406	15.72%	0
2018	13.739833	12.587564	-8.39%	0
2017	12.137476	13.739833	13.20%	0
2016	11.869684	12.137476	2.26%	0
2015	11.969432	11.869684	-0.83%	0
2014	11.414642	11.969432	4.86%	0
2013	10.027648	11.414642	13.83%	0
2012	9.034785	10.027648	10.99%	0
2011*	10.000000	9.034785	-9.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.709290	8.714889	0.06%	0
2019	7.617208	8.709290	14.34%	0
2018*	10.000000	7.617208	-23.83%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.630516	6.325952	-26.70%	7,733
2019	7.321172	8.630516	17.88%	6,853
2018	9.228794	7.321172	-20.67%	2,900
2017	9.506011	9.228794	-2.92%	1,946
2016	6.895991	9.506011	37.85%	1,384
2015	11.347727	6.895991	-39.23%	935
2014	10.357478	11.347727	9.56%	963
2013*	10.000000	10.357478	3.57%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	15.003823	16.047392	6.96%	0
2019	10.959444	15.003823	36.90%	3,270
2018	12.799975	10.959444	-14.38%	1,235
2017	10.462327	12.799975	22.34%	543
2016	9.897111	10.462327	5.71%	543
2015	10.244346	9.897111	-3.39%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.126214	10.860806	7.25%	3,919
2019	9.497872	10.126214	6.62%	5,877
2018	9.984177	9.497872	-4.87%	4,734
2017	9.836576	9.984177	1.50%	5,295
2016	9.624721	9.836576	2.20%	2,416
2015	10.079997	9.624721	-4.52%	7,314
2014	9.967314	10.079997	1.13%	9,735
2013	11.124442	9.967314	-10.40%	15,452
2012	10.582061	11.124442	5.13%	11,729
2011*	10.000000	10.582061	5.82%	11,677

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	13.339005	14.600983	9.46%	1,397
2019	10.992460	13.339005	21.35%	2,045
2018	12.057702	10.992460	-8.83%	5,816
2017	10.221509	12.057702	17.96%	7,964
2016	9.199650	10.221509	11.11%	10,574
2015*	10.000000	9.199650	-8.00%	8,106
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	12.954917	12.806745	-1.14%	0
2019	10.416667	12.954917	24.37%	0
2018	11.713269	10.416667	-11.07%	4,383
2017	11.001421	11.713269	6.47%	40,116
2016	9.326607	11.001421	17.96%	43,168
2015*	10.000000	9.326607	-6.73%	779
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.072527	11.285995	1.93%	12,521
2019	9.615830	11.072527	15.15%	7,131
2018	10.591018	9.615830	-9.21%	7,192
2017	9.602860	10.591018	10.29%	7,218
2016	9.450594	9.602860	1.61%	7,146
2015	9.829549	9.450594	-3.86%	9,160
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	15.345959	19.439200	26.67%	2,837
2019	11.943437	15.345959	28.49%	3,796
2018	13.679458	11.943437	-12.69%	4,714
2017	11.122031	13.679458	22.99%	5,757
2016	11.153840	11.122031	-0.29%	5,853
2015	11.395355	11.153840	-2.12%	8,308
2014	11.424715	11.395355	-0.26%	5,928
2013*	10.000000	11.424715	14.25%	2,158
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.309407	10.955172	6.26%	2,455
2019	9.648027	10.309407	6.86%	2,455
2018	9.927753	9.648027	-2.82%	2,455
2017	9.825109	9.927753	1.04%	2,455
2016*	10.000000	9.825109	-1.75%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	11.998268	13.432083	11.95%	0
2019	10.109980	11.998268	18.68%	0
2018	10.892454	10.109980	-7.18%	535
2017	9.697656	10.892454	12.32%	588
2016	9.330320	9.697656	3.94%	0
2015	9.926099	9.330320	-6.00%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.288158	14.487488	1.40%	14,706
2019	11.450248	14.288158	24.78%	2,869
2018	12.634289	11.450248	-9.37%	17,300
2017	11.077702	12.634289	14.05%	18,643
2016*	10.000000	11.077702	10.78%	12,716
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	13.714511	16.207069	18.17%	4,506
2019	11.896407	13.714511	15.28%	2,390
2018	13.149657	11.896407	-9.53%	7,943
2017	11.811705	13.149657	11.33%	13,898
2016	11.622121	11.811705	1.63%	12,944
2015	11.991501	11.622121	-3.08%	31,731
2014	12.016546	11.991501	-0.21%	35,451
2013	10.727749	12.016546	12.01%	40,381
2012	9.965191	10.727749	7.65%	34,322
2011	10.563021	9.965191	-5.66%	6,653
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.716259	13.425924	5.58%	0
2019	10.837279	12.716259	17.34%	3,901
2018	13.130826	10.837279	-17.47%	442
2017	11.658186	13.130826	12.63%	516
2016	10.336229	11.658186	12.79%	593
2015	10.830491	10.336229	-4.56%	679
2014*	10.000000	10.830491	8.30%	276
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.883559	11.326996	4.07%	0
2019	9.540617	10.883559	14.08%	0
2018	10.152386	9.540617	-6.03%	0
2017*	10.000000	10.152386	1.52%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	4.975084	4.798509	-3.55%	0
2019	4.763140	4.975084	4.45%	127
2018	5.508023	4.763140	-13.52%	2,310
2017	5.541809	5.508023	-0.61%	2,350
2016	5.052964	5.541809	9.67%	2,350
2015	6.890910	5.052964	-26.67%	4,988
2014	8.481694	6.890910	-18.76%	5,591
2013	9.655390	8.481694	-12.16%	3,043
2012	10.074095	9.655390	-4.16%	7,803
2011	11.780096	10.074095	-14.48%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.554233	10.539165	-0.14%	6,851
2019	10.067939	10.554233	4.83%	34,183
2018	10.293938	10.067939	-2.20%	13,421
2017	10.164233	10.293938	1.28%	4,909
2016	9.529194	10.164233	6.66%	15,080
2015*	10.000000	9.529194	-4.71%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.371712	13.289316	28.13%	0
2019	8.200226	10.371712	26.48%	0
2018*	10.000000	8.200226	-18.00%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	13.581728	15.229284	12.13%	0
2019	11.755561	13.581728	15.53%	0
2018	12.723538	11.755561	-7.61%	0
2017	11.425453	12.723538	11.36%	0
2016	11.347634	11.425453	0.69%	0
2015	11.598057	11.347634	-2.16%	0
2014	11.225151	11.598057	3.32%	0
2013	9.941006	11.225151	12.92%	1,476
2012	9.047712	9.941006	9.87%	1,620
2011*	10.000000	9.047712	-9.52%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.411647	16.035398	19.56%	8,326
2019	11.037556	13.411647	21.51%	22,885
2018	11.799710	11.037556	-6.46%	21,116
2017	10.379279	11.799710	13.69%	10,052
2016*	10.000000	10.379279	3.79%	2,531
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	13.067450	13.616962	4.21%	68
2019	10.501153	13.067450	24.44%	583
2018	11.729109	10.501153	-10.47%	504
2017	10.634638	11.729109	10.29%	372
2016	9.227900	10.634638	15.24%	374
2015*	10.000000	9.227900	-7.72%	2,657
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.432747	15.202651	5.33%	0
2019	11.368158	14.432747	26.96%	0
2018	12.789088	11.368158	-11.11%	22
2017	11.201769	12.789088	14.17%	22
2016*	10.000000	11.201769	12.02%	3,095

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	16.966875	23.844808	40.54%	12,067
2019	12.935666	16.966875	31.16%	2,008
2018	13.272133	12.935666	-2.54%	47,460
2017	10.055042	13.272133	31.99%	60,044
2016	10.213962	10.055042	-1.56%	34,686
2015*	10.000000	10.213962	2.14%	27,662
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	11.241433	11.272048	0.27%	4,243
2019	10.004874	11.241433	12.36%	4,241
2018	10.605319	10.004874	-5.66%	4,241
2017	10.131706	10.605319	4.67%	4,241
2016	9.064099	10.131706	11.78%	4,242
2015*	10.000000	9.064099	-9.36%	17,676
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.507949	11.229987	6.87%	50,838
2019	9.810694	10.507949	7.11%	67,796
2018	10.101826	9.810694	-2.88%	0
2017	9.921833	10.101826	1.81%	0
2016*	10.000000	9.921833	-0.78%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.182017	10.203682	-8.75%	0
2019	9.289890	11.182017	20.37%	0
2018	10.145225	9.289890	-8.43%	0
2017*	10.000000	10.145225	1.45%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	10.876193	11.410167	4.91%	0
2019	10.039678	10.876193	8.33%	509
2018	10.554150	10.039678	-4.87%	9,436
2017	10.023574	10.554150	5.29%	1,151
2016	9.478054	10.023574	5.76%	3,420
2015	9.872505	9.478054	-4.00%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.929994	17.426911	9.40%	0
2019	13.575642	15.929994	17.34%	0
2018	15.349606	13.575642	-11.56%	0
2017	14.000774	15.349606	9.63%	0
2016	12.634896	14.000774	10.81%	0
2015	13.760983	12.634896	-8.18%	0
2014	13.666941	13.760983	0.69%	0
2013	11.278903	13.666941	21.17%	0
2012	9.989688	11.278903	12.91%	0
2011	10.363344	9.989688	-3.61%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	12.479232	12.301897	-1.42%	68,853
2019	10.983125	12.479232	13.62%	80,035
2018	11.724692	10.983125	-6.32%	80,536
2017	10.919223	11.724692	7.38%	76,512
2016	9.781107	10.919223	11.64%	78,363
2015	10.749258	9.781107	-9.01%	88,103
2014	10.495390	10.749258	2.42%	65,506
2013*	10.000000	10.495390	4.95%	2,005
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	13.708626	12.821668	-6.47%	5,853
2019	11.259008	13.708626	21.76%	2,361
2018	12.955257	11.259008	-13.09%	2,428
2017	12.184692	12.955257	6.32%	5,893
2016	11.094494	12.184692	9.83%	6,120
2015	11.761847	11.094494	-5.67%	7,435
2014	11.365356	11.761847	3.49%	7,322
2013*	10.000000	11.365356	13.65%	8,596
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.377829	8.695989	-7.27%	0
2019	9.389971	9.377829	-0.13%	0
2018	9.410184	9.389971	-0.21%	2,121
2017	9.429888	9.410184	-0.21%	2,156
2016	9.356654	9.429888	0.78%	2,345
2015*	10.000000	9.356654	-6.43%	2,590
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.170234	11.385499	1.93%	216
2019	10.193110	11.170234	9.59%	1,767
2018	10.884966	10.193110	-6.36%	1,764
2017	9.829021	10.884966	10.74%	876
2016	9.621906	9.829021	2.15%	353
2015	10.435390	9.621906	-7.80%	346
2014	10.254637	10.435390	1.76%	299
2013*	10.000000	10.254637	2.55%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.401562	9.239350	-1.73%	0
2019	9.428444	9.401562	-0.29%	0
2018	9.501838	9.428444	-0.77%	0
2017	9.584736	9.501838	-0.86%	0
2016	9.696612	9.584736	-1.15%	0
2015	9.960894	9.696612	-2.65%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.966226	10.412547	4.48%	0
2019	9.354726	9.966226	6.54%	0
2018*	10.000000	9.354726	-6.45%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	5.965952	5.992378	0.44%	0
2019	5.635125	5.965952	5.87%	0
2018	6.327957	5.635125	-10.95%	0
2017	5.945483	6.327957	6.43%	1,229
2016	7.124659	5.945483	-16.55%	1,653
2015	7.391898	7.124659	-3.62%	4,526
2014	6.736410	7.391898	9.73%	6,085
2013	6.707266	6.736410	0.43%	6,085
2012	7.716107	6.707266	-13.07%	11,488
2011	8.625408	7.716107	-10.54%	6,155
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	15.522839	15.945863	2.73%	234
2019	15.023769	15.522839	3.32%	1,023
2018	17.628293	15.023769	-14.77%	1,075
2017	15.676820	17.628293	12.45%	2,865
2016	15.907950	15.676820	-1.45%	2,541
2015	16.046966	15.907950	-0.87%	3,227
2014	15.945538	16.046966	0.64%	5,211
2013	13.866659	15.945538	14.99%	4,684
2012	13.563816	13.866659	2.23%	3,591
2011	14.827218	13.563816	-8.52%	2,216
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.136807	8.554466	5.13%	591
2019	7.914567	8.136807	2.81%	589
2018	8.517526	7.914567	-7.08%	790
2017	8.391375	8.517526	1.50%	1,336
2016	8.612529	8.391375	-2.57%	1,362
2015	8.637565	8.612529	-0.29%	2,860
2014	8.430045	8.637565	2.46%	4,614
2013	8.470824	8.430045	-0.48%	3,600
2012	8.464651	8.470824	0.07%	7,779
2011	8.363013	8.464651	1.22%	2,188
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	11.002881	10.772590	-2.09%	2,875
2019	10.444690	11.002881	5.34%	8,075
2018	10.756498	10.444690	-2.90%	12,792
2017	10.618903	10.756498	1.30%	17,887
2016	9.990545	10.618903	6.29%	13,664
2015	10.131050	9.990545	-1.39%	12,625
2014	10.107692	10.131050	0.23%	7,701
2013*	10.000000	10.107692	1.08%	5,157

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	11.674064	12.570690	7.68%	4,852
2019	10.379678	11.674064	12.47%	1,065
2018	11.366460	10.379678	-8.68%	1,065
2017	10.570301	11.366460	7.53%	1,444
2016	9.681505	10.570301	9.18%	2,153
2015	10.344421	9.681505	-6.41%	715
2014	9.995560	10.344421	3.49%	0
2013*	10.000000	9.995560	-0.04%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	16.408578	20.455515	24.66%	2,282
2019	12.750067	16.408578	28.69%	6,033
2018	15.039562	12.750067	-15.22%	7,809
2017	11.268407	15.039562	33.47%	20,665
2016	11.527578	11.268407	-2.25%	3,507
2015	11.357765	11.527578	1.50%	9,864
2014	11.367689	11.357765	-0.09%	1,148
2013*	10.000000	11.367689	13.68%	2,142
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	13.677757	15.248870	11.49%	1,069
2019	11.472599	13.677757	19.22%	2,471
2018	12.394255	11.472599	-7.44%	7,123
2017	10.703462	12.394255	15.80%	9,804
2016	11.220614	10.703462	-4.61%	8,911
2015	12.505122	11.220614	-10.27%	20,005
2014	13.483375	12.505122	-7.26%	22,988
2013	11.006366	13.483375	22.51%	27,801
2012	9.433913	11.006366	16.67%	14,198
2011	10.384209	9.433913	-9.15%	6,846
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.760739	9.433852	-3.35%	129
2019	8.439087	9.760739	15.66%	6,470
2018	10.585609	8.439087	-20.28%	9,744
2017	8.458267	10.585609	25.15%	2,344
2016	7.152777	8.458267	18.25%	1,837
2015	9.139356	7.152777	-21.74%	129
2014	9.789409	9.139356	-6.64%	1,079
2013*	10.000000	9.789409	-2.11%	514
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.090168	11.630299	4.87%	1,112
2019	9.935661	11.090168	11.62%	5,896
2018	10.590983	9.935661	-6.19%	6,182
2017	9.976773	10.590983	6.16%	17,627
2016	8.833544	9.976773	12.94%	7,330
2015	9.607036	8.833544	-8.05%	7,662
2014	9.963523	9.607036	-3.58%	7,243
2013*	10.000000	9.963523	-0.36%	6,894

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.373407	10.909825	5.17%	0
2019	9.773931	10.373407	6.13%	0
2018	10.088315	9.773931	-3.12%	0
2017	9.920786	10.088315	1.69%	0
2016*	10.000000	9.920786	-0.79%	7,725
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.534557	17.963757	32.73%	0
2019	11.328855	13.534557	19.47%	0
2018	11.880890	11.328855	-4.65%	0
2017	10.873223	11.880890	9.27%	0
2016*	10.000000	10.873223	8.73%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	12.218291	12.677732	3.76%	0
2019	10.918807	12.218291	11.90%	225
2018	11.717070	10.918807	-6.81%	225
2017	10.822100	11.717070	8.27%	611
2016	10.429732	10.822100	3.76%	716
2015	10.925596	10.429732	-4.54%	833
2014	10.705265	10.925596	2.06%	2,816
2013	10.074281	10.705265	6.26%	2,816
2012	9.418365	10.074281	6.96%	2,816
2011*	10.000000	9.418365	-5.82%	2,530
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	12.176572	12.580451	3.32%	652
2019	10.894091	12.176572	11.77%	1,696
2018	11.972539	10.894091	-9.01%	1,851
2017	11.158980	11.972539	7.29%	3,744
2016	10.307099	11.158980	8.26%	1,747
2015	10.653448	10.307099	-3.25%	5,407
2014	10.576290	10.653448	0.73%	10,508
2013	11.839964	10.576290	-10.67%	7,997
2012	10.260367	11.839964	15.40%	4,715
2011*	10.000000	10.260367	2.60%	5,742
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.455392	12.018682	-3.51%	1,112
2019	9.949791	12.455392	25.18%	1,261
2018	11.035049	9.949791	-9.83%	3,294
2017	10.014768	11.035049	10.19%	543
2016	8.897264	10.014768	12.56%	4,194
2015	10.553618	8.897264	-15.69%	543
2014*	10.000000	10.553618	5.54%	543

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	12.776015	10.650039	-16.64%	562
2019	11.054182	12.776015	15.58%	1,808
2018	12.301464	11.054182	-10.14%	3,373
2017	11.452796	12.301464	7.41%	3,818
2016	11.343500	11.452796	0.96%	4,264
2015	11.753544	11.343500	-3.49%	6,842
2014	10.544980	11.753544	11.46%	7,945
2013	10.494767	10.544980	0.48%	9,980
2012	8.249930	10.494767	27.21%	3,926
2011*	10.000000	8.249930	-17.50%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	12.584525	13.656647	8.52%	198
2019	10.917456	12.584525	15.27%	201
2018	11.947314	10.917456	-8.62%	1,207
2017	10.522827	11.947314	13.54%	1,947
2016	10.188208	10.522827	3.28%	1,986
2015	11.133812	10.188208	-8.49%	2,155
2014	11.150094	11.133812	-0.15%	2,192
2013	9.839217	11.150094	13.32%	1,855
2012	8.839981	9.839217	11.30%	1,855
2011*	10.000000	8.839981	-11.60%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	15.385725	22.708264	47.59%	1,082
2019	11.830733	15.385725	30.05%	3,554
2018	14.503835	11.830733	-18.43%	3,496
2017	11.800548	14.503835	22.91%	4,653
2016	12.358466	11.800548	-4.51%	4,858
2015	12.706777	12.358466	-2.74%	2,904
2014	13.157285	12.706777	-3.42%	3,561
2013	11.099868	13.157285	18.54%	820
2012	9.815163	11.099868	13.09%	584
2011	11.092892	9.815163	-11.52%	584
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.150416	18.804688	9.65%	31,705
2019	14.503964	17.150416	18.25%	19,444
2018	15.593283	14.503964	-6.99%	24,641
2017	13.754484	15.593283	13.37%	24,622
2016	12.888735	13.754484	6.72%	24,467
2015	13.036918	12.888735	-1.14%	20,092
2014	12.683597	13.036918	2.79%	13,670
2013	10.508640	12.683597	20.70%	13,054
2012	9.276596	10.508640	13.28%	10,145
2011*	10.000000	9.276596	-7.23%	4,764

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.421988	10.617364	1.87%	3,690
2019	9.751445	10.421988	6.88%	3,690
2018	10.201005	9.751445	-4.41%	5,949
2017	9.798791	10.201005	4.10%	25,986
2016	9.211852	9.798791	6.37%	35,146
2015	9.689535	9.211852	-4.93%	13,162
2014	9.527372	9.689535	1.70%	21,819
2013*	10.000000	9.527372	-4.73%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	17.067299	18.438990	8.04%	3,272
2019	13.482175	17.067299	26.59%	3,281
2018	13.773470	13.482175	-2.11%	3,404
2017	11.672403	13.773470	18.00%	3,454
2016	10.703068	11.672403	9.06%	3,557
2015	10.831352	10.703068	-1.18%	3,639
2014*	10.000000	10.831352	8.31%	793
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.733935	13.158647	12.14%	0
2019	10.427234	11.733935	12.53%	0
2018	11.638074	10.427234	-10.40%	0
2017	10.036775	11.638074	15.95%	0
2016*	10.000000	10.036775	0.37%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	18.326971	20.195557	10.20%	1,102
2019	15.101640	18.326971	21.36%	1,103
2018	17.284858	15.101640	-12.63%	1,108
2017	14.736780	17.284858	17.29%	1,076
2016	13.890263	14.736780	6.09%	1,102
2015	14.441543	13.890263	-3.82%	1,085
2014	14.116533	14.441543	2.30%	1,057
2013	11.136635	14.116533	26.76%	0
2012	9.794007	11.136635	13.71%	0
2011	10.685278	9.794007	-8.34%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.447616	15.513408	7.38%	256
2019	12.702344	14.447616	13.74%	1,822
2018	13.839068	12.702344	-8.21%	1,984
2017	12.614778	13.839068	9.71%	2,118
2016	12.142888	12.614778	3.89%	2,237
2015	12.536182	12.142888	-3.14%	2,358
2014	12.277471	12.536182	2.11%	9,354
2013	10.937623	12.277471	12.25%	1,304
2012	10.060057	10.937623	8.72%	0
2011	10.415489	10.060057	-3.41%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.414455	17.912475	9.13%	1,494
2019	13.944149	16.414455	17.72%	4,602
2018	15.510652	13.944149	-10.10%	4,674
2017	13.680123	15.510652	13.38%	4,750
2016	13.019496	13.680123	5.07%	4,811
2015	13.477881	13.019496	-3.40%	4,911
2014	13.149306	13.477881	2.50%	5,155
2013	11.077736	13.149306	18.70%	2,172
2012	9.957427	11.077736	11.25%	0
2011	10.533766	9.957427	-5.47%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.895422	12.529884	5.33%	0
2019	10.979029	11.895422	8.35%	0
2018	11.515865	10.979029	-4.66%	0
2017	11.058995	11.515865	4.13%	0
2016	10.797472	11.058995	2.42%	3,563
2015	11.110631	10.797472	-2.82%	0
2014	10.982515	11.110631	1.17%	0
2013	10.690735	10.982515	2.73%	3,216
2012	10.158823	10.690735	5.24%	0
2011	10.231851	10.158823	-0.71%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.349476	11.671330	2.84%	557
2019	10.182366	11.349476	11.46%	549
2018	11.186494	10.182366	-8.98%	2,196
2017	9.955684	11.186494	12.36%	707
2016	9.633353	9.955684	3.35%	811
2015	10.281509	9.633353	-6.30%	879
2014	10.269942	10.281509	0.11%	1,018
2013*	10.000000	10.269942	2.70%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.739596	12.338910	5.11%	0
2019	10.389777	11.739596	12.99%	0
2018	11.421820	10.389777	-9.04%	3,240
2017	9.904050	11.421820	15.32%	3,295
2016	9.524218	9.904050	3.99%	3,646
2015	10.227307	9.524218	-6.87%	4,027
2014	10.341889	10.227307	-1.11%	0
2013*	10.000000	10.341889	3.42%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.446432	16.738578	8.37%	0
2019	13.354609	15.446432	15.66%	2,175
2018	14.683271	13.354609	-9.05%	10,044
2017	13.159088	14.683271	11.58%	11,580
2016	12.591969	13.159088	4.50%	10,796
2015	13.000662	12.591969	-3.14%	10,954
2014	12.699173	13.000662	2.37%	11,411
2013	11.011039	12.699173	15.33%	11,478
2012	10.009585	11.011039	10.00%	2,319
2011	10.468028	10.009585	-4.38%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	17.201000	18.904382	9.90%	0
2019	14.374367	17.201000	19.66%	712
2018	16.226595	14.374367	-11.41%	712
2017	14.037166	16.226595	15.60%	712
2016	13.325815	14.037166	5.34%	0
2015	13.820066	13.325815	-3.58%	0
2014	13.500652	13.820066	2.37%	263
2013	11.096315	13.500652	21.67%	263
2012	9.892041	11.096315	12.17%	263
2011	10.598959	9.892041	-6.67%	263
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.632542	14.554815	6.77%	0
2019	12.182628	13.632542	11.90%	461
2018	13.067900	12.182628	-6.77%	461
2017	12.146634	13.067900	7.58%	947
2016	11.704447	12.146634	3.78%	1,478
2015	12.084255	11.704447	-3.14%	0
2014	11.859357	12.084255	1.90%	0
2013	10.889848	11.859357	8.90%	0
2012	10.108700	10.889848	7.73%	0
2011	10.353055	10.108700	-2.36%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.325345	10.836002	4.95%	1,092
2019	9.729820	10.325345	6.12%	1,670
2018	9.976027	9.729820	-2.47%	1,758
2017	9.881043	9.976027	0.96%	2,423
2016	9.869192	9.881043	0.12%	25,040
2015	10.066620	9.869192	-1.96%	2,923
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.730680	17.31%	1,382

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	10.918849	11.655932	6.75%	0
2019	10.176721	10.918849	7.29%	613
2018	10.549563	10.176721	-3.53%	0
2017	10.384063	10.549563	1.59%	0
2016	10.263800	10.384063	1.17%	21,610
2015	10.538482	10.263800	-2.61%	9,846
2014	10.263506	10.538482	2.68%	23,910
2013	10.702964	10.263506	-4.11%	0
2012	10.206597	10.702964	4.86%	0
2011*	10.000000	10.206597	2.07%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.476432	10.640240	1.56%	0
2019	10.039934	10.476432	4.35%	0
2018*	10.000000	10.039934	0.40%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	11.227951	12.453855	10.92%	108
2019	9.328338	11.227951	20.36%	2,009
2018	11.539532	9.328338	-19.16%	2,322
2017	8.329259	11.539532	38.54%	16,810
2016	7.897939	8.329259	5.46%	2,194
2015	9.603680	7.897939	-17.76%	3,084
2014*	10.000000	9.603680	-3.96%	8,093
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.630985	12.071683	3.79%	0
2019	10.354161	11.630985	12.33%	0
2018	10.904540	10.354161	-5.05%	0
2017	10.432831	10.904540	4.52%	0
2016	9.334534	10.432831	11.77%	0
2015	9.790058	9.334534	-4.65%	0
2014*	10.000000	9.790058	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	9.920608	10.303073	3.86%	1,244
2019	9.535480	9.920608	4.04%	4,123
2018	9.745825	9.535480	-2.16%	4,260
2017	9.751048	9.745825	-0.05%	12,948
2016	9.886309	9.751048	-1.37%	19,035
2015	10.109381	9.886309	-2.21%	5,501
2014*	10.000000	10.109381	1.09%	4,942

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	8.313125	8.153439	-1.92%	14,055
2019	8.363692	8.313125	-0.60%	11,667
2018	8.447999	8.363692	-1.00%	76,566
2017	8.610110	8.447999	-1.88%	138,013
2016	8.794118	8.610110	-2.09%	241,013
2015	8.982756	8.794118	-2.10%	306,486
2014	9.175438	8.982756	-2.10%	270,077
2013	9.372253	9.175438	-2.10%	243,705
2012	9.573850	9.372253	-2.11%	486,354
2011	9.778633	9.573850	-2.09%	623,690
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.452762	12.056993	5.28%	9,106
2019	9.607025	11.452762	19.21%	2,525
2018	11.386776	9.607025	-15.63%	14,375
2017	9.312722	11.386776	22.27%	13,173
2016	9.424950	9.312722	-1.19%	14,382
2015	9.720421	9.424950	-3.04%	14,506
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.402430	14.802652	10.45%	7,313
2019	11.064137	13.402430	21.13%	8,448
2018	12.400954	11.064137	-10.78%	8,448
2017	10.695087	12.400954	15.95%	8,448
2016	9.979050	10.695087	7.18%	7,313
2015	10.295889	9.979050	-3.08%	7,313
2014*	10.000000	10.295889	2.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	11.871779	12.715749	7.11%	8,454
2019	10.513510	11.871779	12.92%	8,615
2018	11.287704	10.513510	-6.86%	8,750
2017	10.374368	11.287704	8.80%	9,006
2016	9.968034	10.374368	4.08%	2,497
2015	10.199578	9.968034	-2.27%	0
2014*	10.000000	10.199578	2.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	12.755127	13.938193	9.28%	0
2019	10.862638	12.755127	17.42%	0
2018	11.864715	10.862638	-8.45%	3,860
2017	10.555356	11.864715	12.40%	3,926
2016	10.006681	10.555356	5.48%	4,344
2015	10.275998	10.006681	-2.62%	4,799
2014*	10.000000	10.275998	2.76%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	10.798038	11.281170	4.47%	0
2019	10.069712	10.798038	7.23%	0
2018	10.475830	10.069712	-3.88%	0
2017	10.124571	10.475830	3.47%	0
2016	9.918258	10.124571	2.08%	0
2015	10.104259	9.918258	-1.84%	0
2014*	10.000000	10.104259	1.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.499213	11.771119	2.36%	221
2019	10.394724	11.499213	10.63%	218
2018	11.251963	10.394724	-7.62%	286
2017	10.078499	11.251963	11.64%	281
2016	9.738240	10.078499	3.49%	321
2015	10.280359	9.738240	-5.27%	352
2014	10.249180	10.280359	0.30%	409
2013*	10.000000	10.249180	2.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.017232	12.509359	4.10%	0
2019	10.650908	12.017232	12.83%	0
2018	11.581894	10.650908	-8.04%	0
2017	10.113952	11.581894	14.51%	0
2016	9.658920	10.113952	4.71%	0
2015	10.272414	9.658920	-5.97%	0
2014	10.313955	10.272414	-0.40%	0
2013*	10.000000	10.313955	3.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.361203	13.353497	8.03%	0
2019	10.723447	12.361203	15.27%	0
2018	11.614503	10.723447	-7.67%	0
2017	10.504938	11.614503	10.56%	2,625
2016	10.014316	10.504938	4.90%	6,866
2015	10.263494	10.014316	-2.43%	9,939
2014*	10.000000	10.263494	2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.041899	14.342185	9.97%	0
2019	10.934760	13.041899	19.27%	0
2018	12.106082	10.934760	-9.68%	0
2017	10.597451	12.106082	14.24%	0
2016	9.977861	10.597451	6.21%	0
2015	10.266837	9.977861	-2.81%	0
2014*	10.000000	10.266837	2.67%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.559203	12.284332	6.27%	1,573
2019	10.404305	11.559203	11.10%	2,446
2018	11.040774	10.404305	-5.76%	2,767
2017	10.325782	11.040774	6.92%	3,661
2016	9.977635	10.325782	3.49%	4,619
2015	10.194789	9.977635	-2.13%	13,976
2014*	10.000000	10.194789	1.95%	13,976
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.416779	10.924624	4.88%	0
2019*	10.000000	10.416779	4.17%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.715972	12.144368	13.33%	0
2019*	10.000000	10.715972	7.16%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	25.327881	32.214266	27.19%	4,464
2019	19.867424	25.327881	27.48%	7,644
2018	20.999680	19.867424	-5.39%	10,209
2017	16.514327	20.999680	27.16%	11,759
2016	16.538449	16.514327	-0.15%	16,732
2015	16.380564	16.538449	0.96%	16,308
2014	15.190348	16.380564	7.84%	5,874
2013	11.543466	15.190348	31.59%	2,875
2012	10.152923	11.543466	13.70%	6,269
2011	10.716676	10.152923	-5.26%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.463848	19.104579	16.04%	1,270
2019	12.245391	16.463848	34.45%	7,614
2018	12.705341	12.245391	-3.62%	1,477
2017	10.212601	12.705341	24.41%	1,589
2016*	10.000000	10.212601	2.13%	4,168
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.774724	17.75%	7,906
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	13.749657	15.226329	10.74%	7,286
2019	11.177407	13.749657	23.01%	1,332
2018	12.885521	11.177407	-13.26%	4,278
2017	11.367397	12.885521	13.36%	6,964
2016	9.652153	11.367397	17.77%	6,134
2015	10.115555	9.652153	-4.58%	3,414

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.359750	21.639551	-3.22%	2,507
2019	18.441693	22.359750	21.25%	6,090
2018	21.693518	18.441693	-14.99%	4,268
2017	19.463859	21.693518	11.46%	10,214
2016	16.905782	19.463859	15.13%	10,587
2015	17.781574	16.905782	-4.93%	7,877
2014	15.521230	17.781574	14.56%	8,589
2013	11.685050	15.521230	32.83%	5,341
2012	10.259315	11.685050	13.90%	884
2011	10.727998	10.259315	-4.37%	884
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	16.818239	23.197586	37.93%	1,303
2019	12.658344	16.818239	32.86%	10,224
2018	14.046842	12.658344	-9.88%	10,139
2017	11.484629	14.046842	22.31%	26,307
2016	10.830800	11.484629	6.04%	4,078
2015	10.980123	10.830800	-1.36%	7,101
2014*	10.000000	10.980123	9.80%	5,432
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	12.259731	12.620686	2.94%	3,807
2019	10.523211	12.259731	16.50%	3,907
2018	12.944942	10.523211	-18.71%	5,491
2017	12.123052	12.944942	6.78%	15,890
2016	9.832492	12.123052	23.30%	16,357
2015	10.687076	9.832492	-8.00%	12,717
2014*	10.000000	10.687076	6.87%	14,883
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	14.035610	16.858671	20.11%	0
2019	11.410156	14.035610	23.01%	4,856
2018	13.342080	11.410156	-14.48%	715
2017	12.007857	13.342080	11.11%	0
2016	9.984892	12.007857	20.26%	0
2015	10.368654	9.984892	-3.70%	3,841
2014*	10.000000	10.368654	3.69%	2,744
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.597835	17.316622	11.02%	1,191
2019	12.438765	15.597835	25.40%	1,327
2018	13.377010	12.438765	-7.01%	1,327
2017	10.951449	13.377010	22.15%	3,817
2016*	10.000000	10.951449	9.51%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.098651	13.016047	-7.68%	3,496
2019	11.039896	14.098651	27.71%	505
2018	11.755005	11.039896	-6.08%	505
2017	11.311500	11.755005	3.92%	505
2016	10.779714	11.311500	4.93%	505
2015	11.671631	10.779714	-7.64%	8,612
2014	9.270029	11.671631	25.91%	18,451
2013*	10.000000	9.270029	-7.30%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	15.602893	18.054351	15.71%	7,882
2019	12.151545	15.602893	28.40%	18,172
2018	13.014793	12.151545	-6.63%	11,701
2017	10.938130	13.014793	18.99%	36,526
2016	10.004994	10.938130	9.33%	28,713
2015	10.102103	10.004994	-0.96%	29,011
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.474761	9.538483	0.67%	18,543
2019	9.297959	9.474761	1.90%	39,986
2018	9.421229	9.297959	-1.31%	2,915
2017	9.473155	9.421229	-0.55%	4,207
2016	9.440557	9.473155	0.35%	4,574
2015	9.676075	9.440557	-2.43%	2,587
2014	9.835055	9.676075	-1.62%	2,158
2013	10.035443	9.835055	-2.00%	2,023
2012	9.902348	10.035443	1.34%	45,564
2011*	10.000000	9.902348	-0.98%	142
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.342106	15.585344	16.81%	3,142
2019	10.906098	13.342106	22.34%	0
2018	12.566997	10.906098	-13.22%	2,250
2017	11.241593	12.566997	11.79%	2,370
2016	9.499418	11.241593	18.34%	2,243
2015	10.201234	9.499418	-6.88%	2,478
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	24.916538	39.151407	57.13%	4,421
2019	18.599329	24.916538	33.96%	8,419
2018	20.441425	18.599329	-9.01%	20,501
2017	16.372395	20.441425	24.85%	23,118
2016	15.767790	16.372395	3.83%	8,409
2015	16.161931	15.767790	-2.44%	21,185
2014	15.916591	16.161931	1.54%	2,379
2013	11.729530	15.916591	35.70%	3,600
2012	10.451200	11.729530	12.23%	6,263
2011	11.172236	10.451200	-6.45%	169

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	9.753006	10.336733	5.99%	0
2019	8.643285	9.753006	12.84%	0
2018	9.472215	8.643285	-8.75%	2,080
2017	9.068884	9.472215	4.45%	2,115
2016	9.322990	9.068884	-2.73%	2,341
2015	10.030573	9.322990	-7.05%	2,586
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	10.415556	10.727146	2.99%	0
2019	9.259687	10.415556	12.48%	457
2018	10.352965	9.259687	-10.56%	3,465
2017	9.582598	10.352965	8.04%	14,896
2016	8.961729	9.582598	6.93%	13,282
2015	9.880401	8.961729	-9.30%	13,134
2014	10.122325	9.880401	-2.39%	13,002
2013*	10.000000	10.122325	1.22%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	9.352419	9.377769	0.27%	2,151
2019	9.278888	9.352419	0.79%	4,987
2018	10.092580	9.278888	-8.06%	5,209
2017	10.021034	10.092580	0.71%	16,827
2016	9.042439	10.021034	10.82%	8,599
2015	9.542707	9.042439	-5.24%	5,031
2014	9.612623	9.542707	-0.73%	4,419
2013*	10.000000	9.612623	-3.87%	3,986
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.348571	11.988861	5.64%	2,085
2019	10.373726	11.348571	9.40%	2,193
2018	11.208008	10.373726	-7.44%	2,348
2017	10.096885	11.208008	11.00%	3,850
2016	9.134064	10.096885	10.54%	3,929
2015	10.274039	9.134064	-11.10%	7,542
2014	10.446913	10.274039	-1.65%	6,488
2013	10.659357	10.446913	-1.99%	12,686
2012	9.484192	10.659357	12.39%	7,274
2011*	10.000000	9.484192	-5.16%	2,960
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.654528	5.603774	-0.90%	0
2019	5.187034	5.654528	9.01%	3,257
2018	6.176111	5.187034	-16.01%	3,088
2017	6.181693	6.176111	-0.09%	2,288
2016	5.496486	6.181693	12.47%	2,069
2015	7.552809	5.496486	-27.23%	1,857
2014	9.480182	7.552809	-20.33%	1,522
2013	11.354420	9.480182	-16.51%	1,658
2012	11.033209	11.354420	2.91%	1,060
2011	12.188868	11.033209	-9.48%	149

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.256671	10.512760	2.50%	312
2019	9.993641	10.256671	2.63%	312
2018	10.115481	9.993641	-1.20%	2,367
2017	9.848705	10.115481	2.71%	2,402
2016	9.613973	9.848705	2.44%	2,625
2015	9.998968	9.613973	-3.85%	2,867
2014	9.921428	9.998968	0.78%	206
2013*	10.000000	9.921428	-0.79%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	13.598186	14.188572	4.34%	0
2019	12.114761	13.598186	12.24%	0
2018	13.003542	12.114761	-6.83%	0
2017	12.098448	13.003542	7.48%	1,957
2016	10.915024	12.098448	10.84%	1,067
2015	11.419251	10.915024	-4.42%	13,088
2014	11.502646	11.419251	-0.73%	13,366
2013	12.639393	11.502646	-8.99%	16,768
2012	10.963384	12.639393	15.29%	41,078
2011	10.543118	10.963384	3.99%	28,030
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.528441	11.338583	7.69%	188
2019	10.143702	10.528441	3.79%	1,381
2018	10.826986	10.143702	-6.31%	1,389
2017	10.190270	10.826986	6.25%	3,338
2016	10.013489	10.190270	1.77%	1,634
2015	10.669328	10.013489	-6.15%	5,671
2014	10.667915	10.669328	0.01%	4,686
2013	11.917650	10.667915	-10.49%	2,514
2012	11.392162	11.917650	4.61%	1,091
2011	10.828513	11.392162	5.21%	6,491
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	14.658923	15.156630	3.40%	0
2019	13.064356	14.658923	12.21%	535
2018	13.723781	13.064356	-4.80%	9,524
2017	13.159987	13.723781	4.28%	4,968
2016	11.963516	13.159987	10.00%	4,511
2015	12.440216	11.963516	-3.83%	14,777
2014	12.309137	12.440216	1.06%	16,546
2013	11.903075	12.309137	3.41%	20,387
2012	10.647665	11.903075	11.79%	20,988
2011	10.534759	10.647665	1.07%	5,918
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.761045	11.207829	4.15%	6,893
2019	10.134548	10.761045	6.18%	0
2018	10.323597	10.134548	-1.83%	0
2017*	10.000000	10.323597	3.24%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.496813	10.836149	3.23%	0
2019	10.029696	10.496813	4.66%	0
2018	10.043564	10.029696	-0.14%	0
2017*	10.000000	10.043564	0.44%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.379465	11.244930	8.34%	959
2019	9.916149	10.379465	4.67%	5,423
2018	10.560207	9.916149	-6.10%	5,611
2017	9.740490	10.560207	8.42%	5,798
2016	9.668144	9.740490	0.75%	6,517
2015	10.638910	9.668144	-9.12%	9,767
2014	10.834515	10.638910	-1.81%	7,382
2013	11.844774	10.834515	-8.53%	10,820
2012	11.497925	11.844774	3.02%	1,313
2011	10.832216	11.497925	6.15%	17,860
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.383026	9.451422	0.73%	94
2019	9.222425	9.383026	1.74%	91
2018	9.399056	9.222425	-1.88%	5,299
2017	9.481394	9.399056	-0.87%	6,277
2016	9.559466	9.481394	-0.82%	11,543
2015	9.744174	9.559466	-1.90%	5,865
2014	9.879259	9.744174	-1.37%	4,579
2013	10.114663	9.879259	-2.33%	3,710
2012	9.770394	10.114663	3.52%	14,401
2011*	10.000000	9.770394	-2.30%	1,139
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.884855	11.565374	6.25%	77
2019	10.271245	10.884855	5.97%	692
2018	10.559840	10.271245	-2.73%	1,544
2017	10.290055	10.559840	2.62%	1,529
2016	10.245476	10.290055	0.44%	8,339
2015	10.430246	10.245476	-1.77%	30,020
2014	10.227743	10.430246	1.98%	38,370
2013	10.666107	10.227743	-4.11%	40,046
2012	9.950190	10.666107	7.20%	32,686
2011*	10.000000	9.950190	-0.50%	2,324

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	14.379336	14.355657	-0.16%	0
2019	12.851931	14.379336	11.88%	0
2018	13.671451	12.851931	-5.99%	0
2017	13.048055	13.671451	4.78%	0
2016	11.712941	13.048055	11.40%	0
2015	12.493372	11.712941	-6.25%	286
2014	12.799262	12.493372	-2.39%	299
2013	11.693347	12.799262	9.46%	312
2012	10.324388	11.693347	13.26%	555
2011	10.763851	10.324388	-4.08%	3,359
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	10.861027	14.412914	32.70%	0
2019	8.783446	10.861027	23.65%	717
2018	11.022798	8.783446	-20.32%	770
2017	8.472782	11.022798	30.10%	815
2016	8.598983	8.472782	-1.47%	888
2015	9.692691	8.598983	-11.28%	4,281
2014	10.058430	9.692691	-3.64%	5,157
2013	8.936218	10.058430	12.56%	116
2012	7.904919	8.936218	13.05%	13,585
2011	11.060166	7.904919	-28.53%	0
ProFunds - ProFund VP Banks - Q/NQ
2020	19.940979	16.551825	-17.00%	353
2019	14.930012	19.940979	33.56%	546
2018	18.576979	14.930012	-19.63%	560
2017	16.090962	18.576979	15.45%	4,634
2016	13.337130	16.090962	20.65%	6,599
2015	13.682495	13.337130	-2.52%	19,136
2014	12.662061	13.682495	8.06%	5,426
2013	9.691252	12.662061	30.65%	926
2012	7.420694	9.691252	30.60%	25,690
2011*	10.000000	7.420694	-25.79%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	10.288823	11.733280	14.04%	0
2019	8.927681	10.288823	15.25%	0
2018	11.076269	8.927681	-19.40%	2,972
2017	9.200852	11.076269	20.38%	3,688
2016	7.931135	9.200852	16.01%	941
2015	9.411699	7.931135	-15.73%	220
2014	9.454213	9.411699	-0.45%	14,165
2013	8.154008	9.454213	15.95%	0
2012	7.677794	8.154008	6.20%	3,929
2011*	10.000000	7.677794	-23.22%	512

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2020	1.919046	1.397483	-27.18%	0
2019	2.543987	1.919046	-24.57%	0
2018	2.497607	2.543987	1.86%	0
2017	3.109765	2.497607	-19.69%	0
2016	3.653172	3.109765	-14.87%	2,884
2015	3.924774	3.653172	-6.92%	2,432
2014	4.675114	3.924774	-16.05%	0
2013	6.501737	4.675114	-28.09%	0
2012	7.963192	6.501737	-18.35%	0
2011	8.926736	7.963192	-10.79%	2,200
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	28.040001	31.672245	12.95%	688
2019	24.594168	28.040001	14.01%	1,450
2018	26.943057	24.594168	-8.72%	1,884
2017	22.456947	26.943057	19.98%	1,882
2016	27.137949	22.456947	-17.25%	2,737
2015	26.834460	27.137949	1.13%	6,129
2014	21.128843	26.834460	27.00%	11,361
2013	12.814346	21.128843	64.88%	3,757
2012	9.302807	12.814346	37.75%	9,004
2011*	10.000000	9.302807	-6.97%	728
ProFunds - ProFund VP Bull - Q/NQ
2020	22.119819	25.127456	13.60%	0
2019	17.531019	22.119819	26.18%	2,098
2018	19.082299	17.531019	-8.13%	1,929
2017	16.331488	19.082299	16.84%	8,708
2016	15.211346	16.331488	7.36%	20,942
2015	15.609149	15.211346	-2.55%	33,266
2014	14.303561	15.609149	9.13%	18,689
2013	11.259763	14.303561	27.03%	15,611
2012	10.099167	11.259763	11.49%	4,664
2011	10.315269	10.099167	-2.09%	14,707
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	17.426689	22.358673	28.30%	256
2019	14.064620	17.426689	23.90%	295
2018	16.864514	14.064620	-16.60%	397
2017	14.971302	16.864514	12.65%	373
2016	14.768268	14.971302	1.37%	1,799
2015	14.482114	14.768268	1.98%	5,057
2014	13.420210	14.482114	7.91%	10,567
2013	10.671677	13.420210	25.76%	1,522
2012	9.833253	10.671677	8.53%	0
2011*	10.000000	9.833253	-1.67%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	25.149798	31.601058	25.65%	130
2019	20.610892	25.149798	22.02%	269
2018	20.926761	20.610892	-1.51%	6,639
2017	18.057569	20.926761	15.89%	4,708
2016	17.702904	18.057569	2.00%	6,324
2015	17.272641	17.702904	2.49%	9,437
2014	15.688241	17.272641	10.10%	14,993
2013	11.456843	15.688241	36.93%	15,760
2012	9.584849	11.456843	19.53%	4,357
2011*	10.000000	9.584849	-4.15%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	9.005176	11.171884	24.06%	1,051
2019	7.404019	9.005176	21.63%	7,005
2018	8.926847	7.404019	-17.06%	10,674
2017	6.842092	8.926847	30.47%	12,978
2016	6.295335	6.842092	8.69%	9,673
2015	7.781630	6.295335	-19.10%	10,706
2014	8.230121	7.781630	-5.45%	8,794
2013	8.983703	8.230121	-8.39%	7,441
2012	8.611120	8.983703	4.33%	6,934
2011	10.953982	8.611120	-21.39%	452
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	11.958277	10.626149	-11.14%	1,532
2019	10.370151	11.958277	15.31%	2,375
2018	12.337063	10.370151	-15.94%	5,163
2017	10.526039	12.337063	17.21%	5,942
2016	9.972439	10.526039	5.55%	7,393
2015	11.429776	9.972439	-12.75%	7,290
2014	12.780155	11.429776	-10.57%	7,121
2013	10.732228	12.780155	19.08%	2,442
2012	9.402498	10.732228	14.14%	710
2011	10.540456	9.402498	-10.80%	0
ProFunds - ProFund VP Financials - Q/NQ
2020	20.238589	19.462845	-3.83%	1,557
2019	15.869018	20.238589	27.54%	1,575
2018	18.099005	15.869018	-12.32%	5,961
2017	15.641038	18.099005	15.71%	6,021
2016	13.853314	15.641038	12.90%	8,853
2015	14.365182	13.853314	-3.56%	10,784
2014	12.994748	14.365182	10.55%	6,623
2013	10.049670	12.994748	29.31%	14,103
2012	8.230246	10.049670	22.11%	3,825
2011*	10.000000	8.230246	-17.70%	508

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2020	24.845592	27.835423	12.03%	378
2019	21.260181	24.845592	16.86%	840
2018	20.796338	21.260181	2.23%	4,229
2017	17.566579	20.796338	18.39%	2,039
2016	18.700356	17.566579	-6.06%	6,421
2015	18.187872	18.700356	2.82%	13,133
2014	15.018626	18.187872	21.10%	14,859
2013	10.976563	15.018626	36.82%	7,824
2012	9.550247	10.976563	14.93%	0
2011*	10.000000	9.550247	-4.50%	0
ProFunds - ProFund VP Industrials - Q/NQ
2020	19.584513	22.386788	14.31%	0
2019	15.329969	19.584513	27.75%	2,740
2018	17.952466	15.329969	-14.61%	168
2017	14.980934	17.952466	19.84%	648
2016	13.017319	14.980934	15.08%	1,061
2015	13.767469	13.017319	-5.45%	7,137
2014	13.319906	13.767469	3.36%	3,825
2013	9.845608	13.319906	35.29%	8,249
2012	8.685023	9.845608	13.36%	3,514
2011*	10.000000	8.685023	-13.15%	0
ProFunds - ProFund VP International - Q/NQ
2020	11.384005	11.690766	2.69%	0
2019	9.749419	11.384005	16.77%	0
2018	11.823013	9.749419	-17.54%	0
2017	9.914758	11.823013	19.25%	0
2016	10.221436	9.914758	-3.00%	317
2015	10.821970	10.221436	-5.55%	317
2014	12.029526	10.821970	-10.04%	294
2013	10.283022	12.029526	16.98%	7,416
2012	9.060423	10.283022	13.49%	4,455
2011	10.803722	9.060423	-16.14%	49
ProFunds - ProFund VP Internet - Q/NQ
2020	27.913662	41.216604	47.66%	266
2019	24.156180	27.913662	15.55%	357
2018	23.517039	24.156180	2.72%	353
2017	17.655018	23.517039	33.20%	382
2016	17.087847	17.655018	3.32%	446
2015	14.502625	17.087847	17.83%	4,861
2014	14.649434	14.502625	-1.00%	526
2013	9.863187	14.649434	48.53%	944
2012	8.412530	9.863187	17.24%	0
2011*	10.000000	8.412530	-15.87%	773

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2020	14.997861	17.022463	13.50%	0
2019	12.766494	14.997861	17.48%	0
2018	14.759279	12.766494	-13.50%	0
2017	12.726643	14.759279	15.97%	0
2016	12.945420	12.726643	-1.69%	276
2015	12.497152	12.945420	3.59%	17,775
2014	12.366279	12.497152	1.06%	740
2013	8.521127	12.366279	45.12%	3,985
2012	7.079577	8.521127	20.36%	59,585
2011	8.877005	7.079577	-20.25%	63
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	32.448424	46.243632	42.51%	3,132
2019	24.245606	32.448424	33.83%	1,214
2018	25.240635	24.245606	-3.94%	4,118
2017	19.774481	25.240635	27.64%	1,371
2016	19.188916	19.774481	3.05%	6,061
2015	18.240733	19.188916	5.20%	8,060
2014	15.923926	18.240733	14.55%	19,629
2013	12.113506	15.923926	31.46%	8,355
2012	10.645876	12.113506	13.79%	6,368
2011	10.717769	10.645876	-0.67%	3,220
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	8.441815	5.416180	-35.84%	2,119
2019	7.946162	8.441815	6.24%	3,806
2018	10.175497	7.946162	-21.91%	4,360
2017	10.733871	10.175497	-5.20%	4,371
2016	8.828402	10.733871	21.58%	12,827
2015	11.768592	8.828402	-24.98%	14,670
2014	13.486884	11.768592	-12.74%	17,703
2013	11.103389	13.486884	21.47%	12,306
2012	11.022781	11.103389	0.73%	2,580
2011	11.011402	11.022781	0.10%	3,191
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	18.197190	20.044293	10.15%	855
2019	16.299063	18.197190	11.65%	1,118
2018	17.751117	16.299063	-8.18%	5,156
2017	16.429181	17.751117	8.05%	5,169
2016	17.431500	16.429181	-5.75%	6,564
2015	17.047946	17.431500	2.25%	17,628
2014	14.589119	17.047946	16.85%	10,715
2013	11.321316	14.589119	28.86%	12,552
2012	10.339035	11.321316	9.50%	2,020
2011*	10.000000	10.339035	3.39%	1,167

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	3.904683	4.744249	21.50%	951
2019	2.732153	3.904683	42.92%	7,525
2018	3.225579	2.732153	-15.30%	8,568
2017	3.129389	3.225579	3.07%	8,368
2016	2.051319	3.129389	52.55%	34,319
2015	3.120590	2.051319	-34.27%	83,609
2014	4.186882	3.120590	-25.47%	19,118
2013	6.892012	4.186882	-39.25%	19,802
2012	8.238716	6.892012	-16.35%	294
2011*	10.000000	8.238716	-17.61%	804
ProFunds - ProFund VP Real Estate - Q/NQ
2020	15.636678	14.344931	-8.26%	824
2019	12.600359	15.636678	24.10%	904
2018	13.649876	12.600359	-7.69%	1,277
2017	12.903183	13.649876	5.79%	1,403
2016	12.465555	12.903183	3.51%	4,406
2015	12.691807	12.465555	-1.78%	306
2014	10.369721	12.691807	22.39%	0
2013	10.582415	10.369721	-2.01%	0
2012	9.225594	10.582415	14.71%	4,408
2011*	10.000000	9.225594	-7.74%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.417626	1.734876	-28.24%	0
2019	2.990255	2.417626	-19.15%	0
2018	2.932710	2.990255	1.96%	2,131
2017	3.400277	2.932710	-13.75%	1,239
2016	3.662066	3.400277	-7.15%	17,686
2015	3.800960	3.662066	-3.65%	12,817
2014	5.567114	3.800960	-31.72%	12,940
2013	4.882075	5.567114	14.03%	17,961
2012	5.358757	4.882075	-8.90%	6,796
2011	8.757931	5.358757	-38.81%	1,880
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	28.767291	40.795065	41.81%	0
2019	19.618875	28.767291	46.63%	0
2018	22.326743	19.618875	-12.13%	0
2017	16.822722	22.326743	32.72%	3,793
2016	13.454533	16.822722	25.03%	3,730
2015	14.150060	13.454533	-4.92%	4,088
2014	10.743698	14.150060	31.71%	25,106
2013	8.221744	10.743698	30.67%	0
2012	8.763975	8.221744	-6.19%	0
2011*	10.000000	8.763975	-12.36%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	3.826044	2.556117	-33.19%	0
2019	4.946586	3.826044	-22.65%	0
2018	4.488316	4.946586	10.21%	486
2017	6.353299	4.488316	-29.35%	486
2016	7.747503	6.353299	-18.00%	486
2015	7.096236	7.747503	9.18%	486
2014	7.467170	7.096236	-4.97%	0
2013	7.644952	7.467170	-2.33%	0
2012	8.980906	7.644952	-14.88%	0
2011	8.289304	8.980906	8.34%	3,377
ProFunds - ProFund VP Short International - Q/NQ
2020	3.173108	2.580063	-18.69%	0
2019	3.924846	3.173108	-19.15%	0
2018	3.472165	3.924846	13.04%	760
2017	4.468602	3.472165	-22.30%	760
2016	4.850225	4.468602	-7.87%	760
2015	5.149014	4.850225	-5.80%	760
2014	5.116222	5.149014	0.64%	0
2013	6.615873	5.116222	-22.67%	941
2012	8.464267	6.615873	-21.84%	1,033
2011	8.492227	8.464267	-0.33%	13,944
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.204454	0.674748	-43.98%	0
2019	1.710057	1.204454	-29.57%	0
2018	1.798881	1.710057	-4.94%	0
2017	2.457926	1.798881	-26.81%	0
2016	2.791312	2.457926	-11.94%	0
2015	3.278911	2.791312	-14.87%	0
2014	4.154514	3.278911	-21.08%	0
2013	6.011240	4.154514	-30.89%	0
2012	7.561912	6.011240	-20.51%	0
2011	8.627604	7.561912	-12.35%	3,944
ProFunds - ProFund VP Technology - Q/NQ
2020	28.014526	39.715217	41.77%	1,529
2019	19.709646	28.014526	42.14%	3,336
2018	20.607906	19.709646	-4.36%	13,475
2017	15.570194	20.607906	32.35%	526
2016	14.155946	15.570194	9.99%	3,436
2015	14.120367	14.155946	0.25%	5,959
2014	12.211106	14.120367	15.64%	308
2013	9.963009	12.211106	22.56%	0
2012	9.226192	9.963009	7.99%	3,330
2011*	10.000000	9.226192	-7.74%	705

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	12.355969	12.477610	0.98%	215
2019	10.996871	12.355969	12.36%	197
2018	13.232945	10.996871	-16.90%	250
2017	13.809255	13.232945	-4.17%	246
2016	11.593765	13.809255	19.11%	356
2015	11.664936	11.593765	-0.61%	420
2014	11.848146	11.664936	-1.55%	350
2013	10.798922	11.848146	9.72%	0
2012	9.467253	10.798922	14.07%	4,134
2011*	10.000000	9.467253	-5.33%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	15.936412	18.829722	18.16%	0
2019	13.769314	15.936412	15.74%	0
2018	14.872858	13.769314	-7.42%	264
2017	13.874712	14.872858	7.19%	264
2016	14.215249	13.874712	-2.40%	635
2015	15.388189	14.215249	-7.62%	635
2014	11.524242	15.388189	33.53%	6,395
2013	14.552672	11.524242	-20.81%	0
2012	14.722409	14.552672	-1.15%	0
2011	10.478161	14.722409	40.51%	3,009
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	101.394537	184.936750	82.39%	0
2019	57.645065	101.394537	75.89%	0
2018	65.165993	57.645065	-11.54%	599
2017	39.539988	65.165993	64.81%	639
2016	37.179832	39.539988	6.35%	0
2015	33.429682	37.179832	11.22%	0
2014	25.137380	33.429682	32.99%	12,539
2013	14.340632	25.137380	75.29%	8,270
2012	10.952083	14.340632	30.94%	1,949
2011	11.321764	10.952083	-3.27%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.143034	0.039958	-72.06%	0
2019	0.295158	0.143034	-51.54%	0
2018	0.341057	0.295158	-13.46%	0
2017	0.632677	0.341057	-46.09%	0
2016	0.809894	0.632677	-21.88%	8,331
2015	1.121862	0.809894	-27.81%	0
2014	1.783677	1.121862	-37.10%	4,568
2013	3.547144	1.783677	-49.72%	4,568
2012	5.593871	3.547144	-36.59%	18,047
2011	7.341845	5.593871	-23.81%	4,942

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2020	19.535426	18.666101	-4.45%	282
2019	16.239594	19.535426	20.30%	253
2018	16.124801	16.239594	0.71%	885
2017	14.885897	16.124801	8.32%	754
2016	13.212331	14.885897	12.67%	1,422
2015	14.418957	13.212331	-8.37%	1,190
2014	11.699716	14.418957	23.24%	755
2013	10.546589	11.699716	10.93%	101
2012	10.758148	10.546589	-1.97%	5,858
2011*	10.000000	10.758148	7.58%	1,087
Rydex Variable Trust - Banking Fund - Q/NQ
2020	9.187514	8.233195	-10.39%	5,420
2019	7.309241	9.187514	25.70%	5,466
2018	9.240298	7.309241	-20.90%	6,576
2017	8.390449	9.240298	10.13%	7,709
2016	6.734523	8.390449	24.59%	10,960
2015	7.230457	6.734523	-6.86%	11,784
2014	7.141409	7.230457	1.25%	3,707
2013	5.646630	7.141409	26.47%	1,975
2012	4.643486	5.646630	21.60%	15,529
2011	6.098790	4.643486	-23.86%	2,172
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	25.126519	29.457722	17.24%	0
2019	21.135460	25.126519	18.88%	0
2018	26.154667	21.135460	-19.19%	188
2017	21.998501	26.154667	18.89%	184
2016	17.170088	21.998501	28.12%	808
2015	21.207061	17.170088	-19.04%	1,597
2014	22.062765	21.207061	-3.88%	1,698
2013	22.258005	22.062765	-0.88%	1,900
2012	20.534524	22.258005	8.39%	5,291
2011	25.106924	20.534524	-18.21%	2,123
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	43.036719	51.112890	18.77%	744
2019	35.260983	43.036719	22.05%	1,310
2018	39.779101	35.260983	-11.36%	2,766
2017	31.388941	39.779101	26.73%	3,045
2016	39.907004	31.388941	-21.34%	4,006
2015	37.579044	39.907004	6.19%	10,607
2014	28.926963	37.579044	29.91%	5,884
2013	19.161094	28.926963	50.97%	9,643
2012	14.393707	19.161094	33.12%	8,207
2011	13.293839	14.393707	8.27%	12,549

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	1.900857	1.438039	-24.35%	7,771
2019	1.684683	1.900857	12.83%	19,433
2018	2.027718	1.684683	-16.92%	19,115
2017	1.983231	2.027718	2.24%	21,104
2016	1.834789	1.983231	8.09%	22,482
2015	2.831182	1.834789	-35.19%	41,839
2014	4.382507	2.831182	-35.40%	37,725
2013	4.625046	4.382507	-5.24%	13,575
2012	4.791977	4.625046	-3.48%	7,689
2011	5.242893	4.791977	-8.60%	8,114
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	31.647936	33.330296	5.32%	158
2019	26.425773	31.647936	19.76%	598
2018	30.720306	26.425773	-13.98%	733
2017	28.133918	30.720306	9.19%	723
2016	27.259044	28.133918	3.21%	735
2015	26.212635	27.259044	3.99%	983
2014	23.773057	26.212635	10.26%	2,362
2013	18.933690	23.773057	25.56%	2,234
2012	17.736179	18.933690	6.75%	4,437
2011	15.924082	17.736179	11.38%	4,640
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	42.119498	41.948178	-0.41%	0
2019	29.174240	42.119498	44.37%	0
2018	34.748480	29.174240	-16.04%	1,009
2017	22.389304	34.748480	55.20%	1,006
2016	17.493616	22.389304	27.99%	1,538
2015	18.655735	17.493616	-6.23%	3,664
2014	16.314564	18.655735	14.35%	4,683
2013	10.242335	16.314564	59.29%	15,301
2012	8.931245	10.242335	14.68%	5,536
2011	8.362414	8.931245	6.80%	33,688
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	25.264857	38.577414	52.69%	632
2019	16.201703	25.264857	55.94%	632
2018	18.960541	16.201703	-14.55%	632
2017	14.776279	18.960541	28.32%	1,157
2016	12.138021	14.776279	21.74%	3,122
2015	12.142965	12.138021	-0.04%	1,922
2014	10.023925	12.142965	21.14%	13,325
2013	7.581335	10.023925	32.22%	2,577
2012	7.663853	7.581335	-1.08%	2,848
2011	9.373506	7.663853	-18.24%	3,021

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2020	13.176300	8.490680	-35.56%	1,439
2019	12.600503	13.176300	4.57%	3,255
2018	17.275261	12.600503	-27.06%	3,091
2017	18.824105	17.275261	-8.23%	3,375
2016	14.635906	18.824105	28.62%	4,641
2015	21.426571	14.635906	-31.69%	6,014
2014	26.895968	21.426571	-20.34%	3,991
2013	22.250932	26.895968	20.88%	1,550
2012	22.196120	22.250932	0.25%	4,751
2011	24.079603	22.196120	-7.82%	4,034
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	5.400781	3.313160	-38.65%	37
2019	5.520096	5.400781	-2.16%	970
2018	10.376258	5.520096	-46.80%	1,015
2017	13.027059	10.376258	-20.35%	1,029
2016	10.804415	13.027059	20.57%	1,505
2015	16.158977	10.804415	-33.14%	1,034
2014	23.359986	16.158977	-30.83%	5,623
2013	19.259945	23.359986	21.29%	9,799
2012	19.595050	19.259945	-1.71%	3,402
2011	22.065274	19.595050	-11.20%	1,234
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	11.985573	11.761565	-1.87%	0
2019	9.532627	11.985573	25.73%	0
2018	12.019110	9.532627	-20.69%	1,958
2017	9.545816	12.019110	25.91%	1,958
2016	10.326077	9.545816	-7.56%	0
2015	11.364375	10.326077	-9.14%	0
2014	13.265275	11.364375	-14.33%	0
2013	10.936616	13.265275	21.29%	45
2012	9.182762	10.936616	19.10%	2,601
2011	11.052556	9.182762	-16.92%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	14.885969	14.557646	-2.21%	1,091
2019	11.872045	14.885969	25.39%	2,080
2018	13.825843	11.872045	-14.13%	2,098
2017	12.218576	13.825843	13.15%	3,054
2016	10.774677	12.218576	13.40%	2,651
2015	11.462775	10.774677	-6.00%	5,500
2014	10.400321	11.462775	10.22%	15,952
2013	8.328412	10.400321	24.88%	2,640
2012	6.934451	8.328412	20.10%	3,962
2011	8.325498	6.934451	-16.71%	3,851

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	16.981323	20.274320	19.39%	0
2019	14.855213	16.981323	14.31%	0
2018	16.029110	14.855213	-7.32%	2,875
2017	14.933839	16.029110	7.33%	4,033
2016	15.305155	14.933839	-2.43%	4,459
2015	16.472963	15.305155	-7.09%	2,270
2014	12.495375	16.472963	31.83%	1,642
2013	15.613252	12.495375	-19.97%	17,629
2012	15.483728	15.613252	0.84%	9,353
2011	11.177911	15.483728	38.52%	41,134
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	33.404728	38.812310	16.19%	3,559
2019	27.838877	33.404728	19.99%	3,509
2018	28.089076	27.838877	-0.89%	7,265
2017	23.351635	28.089076	20.29%	5,784
2016	26.412340	23.351635	-11.59%	6,882
2015	25.809782	26.412340	2.33%	25,445
2014	21.155044	25.809782	22.00%	15,805
2013	15.237192	21.155044	38.84%	17,164
2012	13.284538	15.237192	14.70%	1,340
2011	12.961289	13.284538	2.49%	167
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	11.974965	11.668639	-2.56%	0
2019	10.745020	11.974965	11.45%	0
2018	11.072641	10.745020	-2.96%	0
2017	10.582845	11.072641	4.63%	0
2016	9.684079	10.582845	9.28%	2,078
2015	9.962520	9.684079	-2.79%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2020	43.344835	67.985918	56.85%	0
2019	35.288412	43.344835	22.83%	655
2018	37.242072	35.288412	-5.25%	2,488
2017	28.395108	37.242072	31.16%	1,381
2016	27.769582	28.395108	2.25%	1,298
2015	26.177133	27.769582	6.08%	435
2014	26.225596	26.177133	-0.18%	562
2013	17.713301	26.225596	48.06%	475
2012	15.163583	17.713301	16.81%	0
2011	17.584984	15.163583	-13.77%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.181180	0.096198	-46.90%	0
2019	0.289608	0.181180	-37.44%	48,651
2018	0.291670	0.289608	-0.71%	243,871
2017	0.488003	0.291670	-40.23%	0
2016	0.708502	0.488003	-31.12%	30,700
2015	0.786927	0.708502	-9.97%	30,422
2014	1.027457	0.786927	-23.41%	14,599
2013	1.870398	1.027457	-45.07%	56,314
2012	2.463962	1.870398	-24.09%	179,774
2011	3.451061	2.463962	-28.60%	218,155
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.090219	1.614734	-22.75%	0
2019	2.462352	2.090219	-15.11%	0
2018	2.423619	2.462352	1.60%	0
2017	2.716914	2.423619	-10.80%	1,864
2016	2.859117	2.716914	-4.97%	10,226
2015	2.956422	2.859117	-3.29%	0
2014	4.021774	2.956422	-26.49%	23,901
2013	3.564103	4.021774	12.84%	34,774
2012	3.881187	3.564103	-8.17%	15,242
2011	5.699061	3.881187	-31.90%	16,267
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.052091	0.773600	-26.47%	0
2019	1.348566	1.052091	-21.98%	0
2018	1.242183	1.348566	8.56%	0
2017	1.467556	1.242183	-15.36%	0
2016	1.853584	1.467556	-20.83%	0
2015	1.914888	1.853584	-3.20%	0
2014	2.211621	1.914888	-13.42%	0
2013	3.119033	2.211621	-29.09%	0
2012	3.902700	3.119033	-20.08%	365
2011	4.301712	3.902700	-9.28%	2,390
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.513380	0.311609	-39.30%	0
2019	0.728461	0.513380	-29.53%	0
2018	0.765346	0.728461	-4.82%	0
2017	1.037560	0.765346	-26.24%	0
2016	1.170757	1.037560	-11.38%	2,332
2015	1.372542	1.170757	-14.70%	2,332
2014	1.722998	1.372542	-20.34%	2,332
2013	2.480656	1.722998	-30.54%	2,332
2012	3.114808	2.480656	-20.36%	2,332
2011	3.537961	3.114808	-11.96%	12,936

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	0.971556	0.658108	-32.26%	0
2019	1.250148	0.971556	-22.28%	0
2018	1.149177	1.250148	8.79%	0
2017	1.356758	1.149177	-15.30%	0
2016	1.738363	1.356758	-21.95%	1,908
2015	1.773859	1.738363	-2.00%	1,908
2014	1.987807	1.773859	-10.76%	2,393
2013	2.936271	1.987807	-32.30%	2,393
2012	3.664774	2.936271	-19.88%	2,771
2011	4.051675	3.664774	-9.55%	55,753
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.081720	0.793980	-26.60%	0
2019	1.433344	1.081720	-24.53%	0
2018	1.408400	1.433344	1.77%	0
2017	1.740530	1.408400	-19.08%	0
2016	2.020361	1.740530	-13.85%	2,339
2015	2.159455	2.020361	-6.44%	2,339
2014	2.578491	2.159455	-16.25%	2,785
2013	3.584265	2.578491	-28.06%	2,785
2012	4.410258	3.584265	-18.73%	3,097
2011	4.952522	4.410258	-10.95%	12,238
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	26.865663	36.944649	37.52%	0
2019	19.738292	26.865663	36.11%	0
2018	26.169945	19.738292	-24.58%	0
2017	17.783904	26.169945	47.16%	0
2016	16.685288	17.783904	6.58%	0
2015	15.217647	16.685288	9.64%	0
2014	18.375894	15.217647	-17.19%	133
2013	12.032008	18.375894	52.73%	32,343
2012	10.233380	12.032008	17.58%	0
2011	14.711145	10.233380	-30.44%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	32.357635	38.334591	18.47%	0
2019	25.565794	32.357635	26.57%	255
2018	30.171417	25.565794	-15.26%	273
2017	25.656776	30.171417	17.60%	349
2016	23.917973	25.656776	7.27%	1,067
2015	24.357087	23.917973	-1.80%	1,277
2014	23.146706	24.357087	5.23%	1,221
2013	16.601896	23.146706	39.42%	1,444
2012	13.978502	16.601896	18.77%	1,229
2011	13.936102	13.978502	0.30%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	47.775199	51.771384	8.36%	0
2019	35.853582	47.775199	33.25%	0
2018	45.442242	35.853582	-21.10%	0
2017	37.905793	45.442242	19.88%	424
2016	29.863895	37.905793	26.93%	1,586
2015	32.280781	29.863895	-7.49%	5,621
2014	29.457570	32.280781	9.58%	1,380
2013	20.028034	29.457570	47.08%	4,278
2012	16.455185	20.028034	21.71%	1,653
2011	18.188550	16.455185	-9.53%	1,040
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	148.123993	270.989381	82.95%	0
2019	83.821005	148.123993	76.71%	0
2018	94.419291	83.821005	-11.22%	109
2017	56.898399	94.419291	65.94%	1,916
2016	53.026277	56.898399	7.30%	3,356
2015	47.252086	53.026277	12.22%	6,826
2014	35.339529	47.252086	33.71%	8,412
2013	20.029587	35.339529	76.44%	12,743
2012	15.254468	20.029587	31.30%	1,397
2011	15.687041	15.254468	-2.76%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	48.129288	68.304693	41.92%	61
2019	35.920470	48.129288	33.99%	473
2018	37.371407	35.920470	-3.88%	8,090
2017	29.110779	37.371407	28.38%	6,732
2016	28.055389	29.110779	3.76%	2,639
2015	26.475290	28.055389	5.97%	11,973
2014	23.025882	26.475290	14.98%	9,786
2013	17.471047	23.025882	31.79%	1,633
2012	15.283444	17.471047	14.31%	1,366
2011	15.279149	15.283444	0.03%	1,620
Rydex Variable Trust - Nova Fund - Q/NQ
2020	39.956918	46.953323	17.51%	0
2019	28.139211	39.956918	42.00%	286
2018	32.055105	28.139211	-12.22%	0
2017	24.844526	32.055105	29.02%	18,690
2016	21.928264	24.844526	13.30%	21,965
2015	22.560731	21.928264	-2.80%	1,653
2014	19.432637	22.560731	16.10%	1,356
2013	13.322412	19.432637	45.86%	12,672
2012	11.132319	13.322412	19.67%	4,986
2011	11.504946	11.132319	-3.24%	1,202

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	10.492766	13.796227	31.48%	0
2019	7.041930	10.492766	49.00%	0
2018	8.626480	7.041930	-18.37%	0
2017	8.228140	8.626480	4.84%	0
2016	5.077408	8.228140	62.05%	4,965
2015	7.448853	5.077408	-31.84%	26,055
2014	9.205825	7.448853	-19.09%	6,655
2013	17.447284	9.205825	-47.24%	8,077
2012	18.584024	17.447284	-6.12%	12,532
2011	25.028334	18.584024	-25.75%	15,168
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	22.776131	21.000386	-7.80%	539
2019	18.696398	22.776131	21.82%	3,179
2018	20.610636	18.696398	-9.29%	3,336
2017	19.737964	20.610636	4.42%	3,512
2016	18.302059	19.737964	7.85%	4,548
2015	19.178833	18.302059	-4.57%	11,268
2014	16.188985	19.178833	18.47%	13,058
2013	15.908787	16.188985	1.76%	7,662
2012	13.731754	15.908787	15.85%	7,258
2011	13.715075	13.731754	0.12%	2,344
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	29.086182	40.911651	40.66%	0
2019	23.868078	29.086182	21.86%	107
2018	25.197020	23.868078	-5.27%	113
2017	22.811191	25.197020	10.46%	126
2016	23.229329	22.811191	-1.80%	107
2015	24.046834	23.229329	-3.40%	104
2014	22.605919	24.046834	6.37%	109
2013	17.003618	22.605919	32.95%	100
2012	14.874495	17.003618	14.31%	0
2011	14.428378	14.874495	3.09%	4,182
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	37.934650	44.581102	17.52%	0
2019	28.624798	37.934650	32.52%	0
2018	36.357267	28.624798	-21.27%	0
2017	30.941941	36.357267	17.50%	267
2016	24.233174	30.941941	27.68%	1,503
2015	27.224120	24.233174	-10.99%	7,750
2014	26.664830	27.224120	2.10%	15,411
2013	17.177019	26.664830	55.24%	6,644
2012	14.370099	17.177019	19.53%	15,889
2011	16.714653	14.370099	-14.03%	1,179

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	52.283025	60.449028	15.62%	0
2019	32.860800	52.283025	59.10%	0
2018	39.683386	32.860800	-17.19%	802
2017	28.246877	39.683386	40.49%	659
2016	23.961884	28.246877	17.88%	1,163
2015	24.888910	23.961884	-3.72%	7,803
2014	20.394548	24.888910	22.04%	10,745
2013	12.347424	20.394548	65.17%	24,538
2012	9.748046	12.347424	26.67%	6,495
2011	10.366111	9.748046	-5.96%	1,516
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	25.578622	31.884282	24.65%	481
2019	20.637632	25.578622	23.94%	1,254
2018	22.341530	20.637632	-7.63%	7,166
2017	18.344129	22.341530	21.79%	11,832
2016	18.265824	18.344129	0.43%	14,137
2015	18.458233	18.265824	-1.04%	16,628
2014	16.771175	18.458233	10.06%	26,227
2013	12.122060	16.771175	38.35%	20,057
2012	10.928147	12.122060	10.93%	4,741
2011	11.284901	10.928147	-3.16%	4,788
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	21.970339	19.236942	-12.44%	690
2019	18.205081	21.970339	20.68%	2,488
2018	21.454981	18.205081	-15.15%	7,168
2017	18.913514	21.454981	13.44%	10,749
2016	16.455232	18.913514	14.94%	11,592
2015	18.548037	16.455232	-11.28%	47,368
2014	17.077064	18.548037	8.61%	45,157
2013	12.007922	17.077064	42.21%	14,262
2012	10.035363	12.007922	19.66%	13,113
2011	10.585667	10.035363	-5.20%	5,751
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	23.806604	30.407384	27.73%	777
2019	21.070125	23.806604	12.99%	3,149
2018	25.272295	21.070125	-16.63%	6,980
2017	21.734794	25.272295	16.28%	16,025
2016	21.616250	21.734794	0.55%	17,895
2015	21.792371	21.616250	-0.81%	12,692
2014	22.611025	21.792371	-3.62%	9,004
2013	17.229150	22.611025	31.24%	15,638
2012	15.165021	17.229150	13.61%	7,235
2011	15.592257	15.165021	-2.74%	6,211

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	21.043579	22.129562	5.16%	603
2019	17.552807	21.043579	19.89%	3,947
2018	22.131924	17.552807	-20.69%	4,879
2017	19.978496	22.131924	10.78%	4,894
2016	15.832199	19.978496	26.19%	12,072
2015	18.349016	15.832199	-13.72%	18,852
2014	17.561861	18.349016	4.48%	10,544
2013	13.208976	17.561861	32.95%	13,953
2012	11.533652	13.208976	14.53%	2,061
2011	12.687927	11.533652	-9.10%	1,126
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	23.822676	26.997487	13.33%	904
2019	21.615747	23.822676	10.21%	3,574
2018	24.273986	21.615747	-10.95%	22,174
2017	21.358135	24.273986	13.65%	10,308
2016	18.379579	21.358135	16.21%	11,855
2015	18.844179	18.379579	-2.47%	15,619
2014	19.248550	18.844179	-2.10%	17,079
2013	13.913894	19.248550	38.34%	21,534
2012	12.849915	13.913894	8.28%	1,137
2011	12.679269	12.849915	1.35%	2,051
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	16.403587	15.100350	-7.94%	345
2019	13.884397	16.403587	18.14%	2,727
2018	17.859236	13.884397	-22.26%	5,930
2017	18.292027	17.859236	-2.37%	6,295
2016	14.181936	18.292027	28.98%	10,144
2015	16.755524	14.181936	-15.36%	21,764
2014	16.893245	16.755524	-0.82%	9,926
2013	12.081211	16.893245	39.83%	19,310
2012	10.251656	12.081211	17.85%	3,368
2011	11.563195	10.251656	-11.34%	4,534
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	6.442080	5.421579	-15.84%	0
2019	6.290111	6.442080	2.42%	0
2018	5.746457	6.290111	9.46%	6,960
2017	7.127331	5.746457	-19.37%	7,016
2016	6.803423	7.127331	4.76%	0
2015	6.130797	6.803423	10.97%	3,421
2014	5.094109	6.130797	20.35%	2,793
2013	5.362599	5.094109	-5.01%	2,793
2012	5.845098	5.362599	-8.25%	9,040
2011	6.235827	5.845098	-6.27%	6,207

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2020	34.496654	50.405529	46.12%	0
2019	25.214578	34.496654	36.81%	3,616
2018	26.149215	25.214578	-3.57%	2,171
2017	20.137333	26.149215	29.85%	8,244
2016	18.517645	20.137333	8.75%	2,717
2015	18.706631	18.517645	-1.01%	2,005
2014	17.330570	18.706631	7.94%	20,151
2013	13.074559	17.330570	32.55%	4,589
2012	11.926425	13.074559	9.63%	2,812
2011	13.416029	11.926425	-11.10%	3,470
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	13.930939	14.933354	7.20%	0
2019	12.569152	13.930939	10.83%	321
2018	13.558295	12.569152	-7.30%	321
2017	13.082579	13.558295	3.64%	321
2016	11.381562	13.082579	14.95%	855
2015	12.464391	11.381562	-8.69%	0
2014	12.407279	12.464391	0.46%	0
2013	10.789165	12.407279	15.00%	0
2012	10.510396	10.789165	2.65%	2,854
2011	12.541777	10.510396	-16.20%	2,854
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	27.235762	37.496848	37.68%	0
2019	22.757829	27.235762	19.68%	120
2018	29.079676	22.757829	-21.74%	116
2017	24.341626	29.079676	19.46%	1,903
2016	21.539432	24.341626	13.01%	2,672
2015	25.609109	21.539432	-15.89%	5,682
2014	21.301389	25.609109	20.22%	17,423
2013	14.443689	21.301389	47.48%	7,601
2012	12.547793	14.443689	15.11%	510
2011	14.419884	12.547793	-12.98%	510
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	28.766633	26.717100	-7.12%	198
2019	24.689194	28.766633	16.52%	170
2018	24.302410	24.689194	1.59%	684
2017	22.359017	24.302410	8.69%	955
2016	19.629937	22.359017	13.90%	1,132
2015	21.644498	19.629937	-9.31%	3,763
2014	17.990074	21.644498	20.31%	7,801
2013	16.172207	17.990074	11.24%	6,190
2012	16.337404	16.172207	-1.01%	9,528
2011	14.349655	16.337404	13.85%	10,824

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	4.921489	5.285156	7.39%	0
2019	5.283149	4.921489	-6.85%	0
2018	6.107593	5.283149	-13.50%	0
2017	5.228415	6.107593	16.82%	0
2016	5.849850	5.228415	-10.62%	0
2015	7.184423	5.849850	-18.58%	0
2014	9.398193	7.184423	-23.56%	4,740
2013	9.877882	9.398193	-4.86%	54
2012	10.012027	9.877882	-1.34%	0
2011	10.617483	10.012027	-5.70%	702
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	10.611324	11.155047	5.12%	348
2019	10.209415	10.611324	3.94%	344
2018	9.738647	10.209415	4.83%	472
2017	9.698287	9.738647	0.42%	469
2016	9.669572	9.698287	0.30%	492
2015	9.967234	9.669572	-2.99%	531
2014	10.043004	9.967234	-0.75%	627
2013*	10.000000	10.043004	0.43%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.502682	5.250611	16.61%	5,797
2019	4.111297	4.502682	9.52%	7,786
2018	5.855996	4.111297	-29.79%	12,747
2017	6.084559	5.855996	-3.76%	13,086
2016	4.324464	6.084559	40.70%	14,056
2015	6.637435	4.324464	-34.85%	16,159
2014	8.381105	6.637435	-20.80%	13,542
2013	7.745036	8.381105	8.21%	15,191
2012	7.652476	7.745036	1.21%	6,314
2011*	10.000000	7.652476	-23.48%	6,503
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	11.914605	16.170650	35.72%	179
2019	8.771400	11.914605	35.83%	0
2018	10.741439	8.771400	-18.34%	0
2017*	10.000000	10.741439	7.41%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.735938	10.347536	-3.62%	0
2019*	10.000000	10.735938	7.36%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	14.502062	15.503199	6.90%	0
2019	12.538357	14.502062	15.66%	0
2018	13.693164	12.538357	-8.43%	0
2017	12.102416	13.693164	13.14%	0
2016	11.841426	12.102416	2.20%	2,544
2015	11.947042	11.841426	-0.88%	2,544
2014	11.399108	11.947042	4.81%	92
2013	10.019121	11.399108	13.77%	94
2012	9.031720	10.019121	10.93%	94
2011*	10.000000	9.031720	-9.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.701884	8.703035	0.01%	0
2019	7.614615	8.701884	14.28%	0
2018*	10.000000	7.614615	-23.85%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.603494	6.302911	-26.74%	0
2019	7.301974	8.603494	17.82%	0
2018	9.209317	7.301974	-20.71%	295
2017	9.490787	9.209317	-2.97%	2,564
2016	6.888464	9.490787	37.78%	3,778
2015	11.341136	6.888464	-39.26%	0
2014	10.356756	11.341136	9.50%	104
2013*	10.000000	10.356756	3.57%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	14.964491	15.997147	6.90%	0
2019	10.936299	14.964491	36.83%	0
2018	12.779515	10.936299	-14.42%	0
2017	10.450913	12.779515	22.28%	0
2016	9.891352	10.450913	5.66%	2,198
2015	10.243616	9.891352	-3.44%	2,198
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.081468	10.807292	7.20%	1,636
2019	9.460735	10.081468	6.56%	2,019
2018	9.950249	9.460735	-4.92%	3,071
2017	9.808137	9.950249	1.45%	26,828
2016	9.601784	9.808137	2.15%	30,640
2015	10.061120	9.601784	-4.57%	25,411
2014	9.953738	10.061120	1.08%	27,805
2013	11.114972	9.953738	-10.45%	9,349
2012	10.578473	11.114972	5.07%	6,506
2011*	10.000000	10.578473	5.78%	5,265

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	13.307217	14.558754	9.40%	1,350
2019	10.971858	13.307217	21.28%	4,484
2018	12.041295	10.971858	-8.88%	6,813
2017	10.212800	12.041295	17.90%	9,511
2016	9.196504	10.212800	11.05%	10,768
2015*	10.000000	9.196504	-8.03%	15,087
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	12.924061	12.769704	-1.19%	0
2019	10.397163	12.924061	24.30%	2,213
2018	11.697351	10.397163	-11.12%	6,354
2017	10.992070	11.697351	6.42%	13,860
2016	9.323432	10.992070	17.90%	33,239
2015*	10.000000	9.323432	-6.77%	11,782
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.043509	11.250663	1.88%	2,957
2019	9.595542	11.043509	15.09%	12,176
2018	10.574093	9.595542	-9.25%	3,582
2017	9.592390	10.574093	10.23%	4,062
2016	9.445100	9.592390	1.56%	4,104
2015	9.828846	9.445100	-3.90%	4,150
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	15.293798	19.363226	26.61%	881
2019	11.908908	15.293798	28.42%	2,371
2018	13.646927	11.908908	-12.74%	2,551
2017	11.101232	13.646927	22.93%	4,965
2016	11.138662	11.101232	-0.34%	7,019
2015	11.385672	11.138662	-2.17%	6,176
2014	11.420830	11.385672	-0.31%	7,293
2013*	10.000000	11.420830	14.21%	5,240
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.290138	10.929109	6.21%	0
2019	9.634917	10.290138	6.80%	0
2018	9.919350	9.634917	-2.87%	0
2017	9.821791	9.919350	0.99%	0
2016*	10.000000	9.821791	-1.78%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	11.966805	13.390020	11.89%	0
2019	10.088611	11.966805	18.62%	0
2018	10.875019	10.088611	-7.23%	0
2017	9.687079	10.875019	12.26%	0
2016	9.324883	9.687079	3.88%	0
2015	9.925392	9.324883	-6.05%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.261427	14.453005	1.34%	0
2019	11.434663	14.261427	24.72%	0
2018	12.623583	11.434663	-9.42%	0
2017	11.073957	12.623583	13.99%	0
2016*	10.000000	11.073957	10.74%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	13.646956	16.119015	18.11%	2,341
2019	11.843851	13.646956	15.22%	3,319
2018	13.098309	11.843851	-9.58%	3,317
2017	11.771562	13.098309	11.27%	3,834
2016	11.588530	11.771562	1.58%	4,063
2015	11.962954	11.588530	-3.13%	11,685
2014	11.994072	11.962954	-0.26%	12,183
2013	10.713163	11.994072	11.96%	38,403
2012	9.956736	10.713163	7.60%	0
2011	10.559439	9.956736	-5.71%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.679464	13.380234	5.53%	0
2019	10.811447	12.679464	17.28%	1,936
2018	13.106278	10.811447	-17.51%	5,316
2017	11.642314	13.106278	12.57%	7,000
2016	10.327421	11.642314	12.73%	7,505
2015	10.826790	10.327421	-4.61%	13,317
2014*	10.000000	10.826790	8.27%	2,286
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.868727	11.305790	4.02%	0
2019	9.532487	10.868727	14.02%	0
2018	10.148950	9.532487	-6.07%	0
2017*	10.000000	10.148950	1.49%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	4.950570	4.772414	-3.60%	0
2019	4.742093	4.950570	4.40%	0
2018	5.486501	4.742093	-13.57%	0
2017	5.522974	5.486501	-0.66%	0
2016	5.038354	5.522974	9.62%	0
2015	6.874507	5.038354	-26.71%	1
2014	8.465833	6.874507	-18.80%	2,789
2013	9.642264	8.465833	-12.20%	0
2012	10.065554	9.642264	-4.21%	0
2011	11.776114	10.065554	-14.53%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.529086	10.508687	-0.19%	974
2019	10.049073	10.529086	4.78%	1,045
2018	10.279932	10.049073	-2.25%	2,833
2017	10.155576	10.279932	1.22%	2,160
2016	9.525928	10.155576	6.61%	1,254
2015*	10.000000	9.525928	-4.74%	1,326
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.362860	13.271199	28.07%	0
2019	8.197413	10.362860	26.42%	0
2018*	10.000000	8.197413	-18.03%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	13.521744	15.154282	12.07%	0
2019	11.709625	13.521744	15.48%	0
2018	12.680334	11.709625	-7.66%	0
2017	11.392454	12.680334	11.30%	0
2016	11.320619	11.392454	0.63%	0
2015	11.576360	11.320619	-2.21%	7,709
2014	11.209878	11.576360	3.27%	7,709
2013	9.932553	11.209878	12.86%	7,709
2012	9.044657	9.932553	9.82%	0
2011*	10.000000	9.044657	-9.55%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.386591	15.997264	19.50%	0
2019	11.022559	13.386591	21.45%	0
2018	11.789733	11.022559	-6.51%	0
2017	10.375787	11.789733	13.63%	0
2016*	10.000000	10.375787	3.76%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	13.036309	13.577572	4.15%	0
2019	10.481478	13.036309	24.37%	2,345
2018	11.713143	10.481478	-10.52%	5,969
2017	10.625569	11.713143	10.24%	25,760
2016	9.224737	10.625569	15.19%	27,199
2015*	10.000000	9.224737	-7.75%	30,168
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.405769	15.166496	5.28%	0
2019	11.352701	14.405769	26.89%	0
2018	12.778265	11.352701	-11.16%	0
2017	11.197988	12.778265	14.11%	0
2016*	10.000000	11.197988	11.98%	4,579

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	16.926446	23.775857	40.47%	852
2019	12.911436	16.926446	31.10%	8,415
2018	13.254080	12.911436	-2.59%	13,985
2017	10.046480	13.254080	31.93%	22,203
2016	10.210461	10.046480	-1.61%	19,901
2015*	10.000000	10.210461	2.10%	42,093
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	11.214644	11.239448	0.22%	334
2019	9.986139	11.214644	12.30%	334
2018	10.590914	9.986139	-5.71%	334
2017	10.123088	10.590914	4.62%	334
2016	9.060989	10.123088	11.72%	369
2015*	10.000000	9.060989	-9.39%	985
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.488291	11.203250	6.82%	244
2019	9.797350	10.488291	7.05%	1,178
2018	10.093263	9.797350	-2.93%	0
2017	9.918476	10.093263	1.76%	0
2016*	10.000000	9.918476	-0.82%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.166770	10.184549	-8.80%	0
2019	9.281966	11.166770	20.31%	0
2018	10.141793	9.281966	-8.48%	0
2017*	10.000000	10.141793	1.42%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	10.847679	11.374434	4.86%	0
2019	10.018473	10.847679	8.28%	0
2018	10.537266	10.018473	-4.92%	726
2017	10.012638	10.537266	5.24%	948
2016	9.472540	10.012638	5.70%	276
2015	9.871799	9.472540	-4.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.851549	17.332236	9.34%	0
2019	13.515697	15.851549	17.28%	0
2018	15.289687	13.515697	-11.60%	0
2017	13.953217	15.289687	9.58%	0
2016	12.598389	13.953217	10.75%	541
2015	13.728248	12.598389	-8.23%	4,159
2014	13.641392	13.728248	0.64%	3,920
2013	11.263567	13.641392	21.11%	3,926
2012	9.981220	11.263567	12.85%	84
2011	10.359835	9.981220	-3.65%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	12.436805	12.253812	-1.47%	6,100
2019	10.951373	12.436805	13.56%	17,669
2018	11.696812	10.951373	-6.37%	37,665
2017	10.898800	11.696812	7.32%	39,510
2016	9.767789	10.898800	11.58%	40,111
2015	10.740105	9.767789	-9.05%	51,919
2014	10.491812	10.740105	2.37%	46,994
2013*	10.000000	10.491812	4.92%	1,293
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	13.661994	12.771519	-6.52%	0
2019	11.226446	13.661994	21.69%	320
2018	12.924436	11.226446	-13.14%	320
2017	12.161904	12.924436	6.27%	10,527
2016	11.079381	12.161904	9.77%	8,821
2015	11.751832	11.079381	-5.72%	6,222
2014	11.361486	11.751832	3.44%	6,959
2013*	10.000000	11.361486	13.61%	320
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.355510	8.670859	-7.32%	2,835
2019	9.372409	9.355510	-0.18%	2,835
2018	9.397402	9.372409	-0.27%	3,030
2017	9.421873	9.397402	-0.26%	4,190
2016	9.353456	9.421873	0.73%	2,835
2015*	10.000000	9.353456	-6.47%	2,835
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.135257	11.344056	1.88%	0
2019	10.166389	11.135257	9.53%	0
2018	10.862012	10.166389	-6.40%	0
2017	9.813284	10.862012	10.69%	244
2016	9.611395	9.813284	2.10%	253
2015	10.429320	9.611395	-7.84%	269
2014	10.253918	10.429320	1.71%	282
2013*	10.000000	10.253918	2.54%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.376906	9.210391	-1.78%	254
2019	9.408518	9.376906	-0.34%	254
2018	9.486644	9.408518	-0.82%	1,525
2017	9.574285	9.486644	-0.92%	0
2016	9.690970	9.574285	-1.20%	1,317
2015	9.960180	9.690970	-2.70%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.957744	10.398381	4.43%	0
2019	9.351537	9.957744	6.48%	0
2018*	10.000000	9.351537	-6.48%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	5.932356	5.955589	0.39%	73
2019	5.606246	5.932356	5.82%	73
2018	6.298771	5.606246	-10.99%	73
2017	5.921075	6.298771	6.38%	73
2016	7.099031	5.921075	-16.59%	73
2015	7.369076	7.099031	-3.66%	5,750
2014	6.719042	7.369076	9.67%	98
2013	6.693394	6.719042	0.38%	98
2012	7.704097	6.693394	-13.12%	110
2011	8.616371	7.704097	-10.59%	110
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	15.391560	15.802944	2.67%	0
2019	14.904319	15.391560	3.27%	0
2018	17.497135	14.904319	-14.82%	124
2017	15.568096	17.497135	12.39%	127
2016	15.805667	15.568096	-1.50%	581
2015	15.951934	15.805667	-0.92%	2,549
2014	15.859207	15.951934	0.58%	641
2013	13.798641	15.859207	14.93%	526
2012	13.504194	13.798641	2.18%	217
2011	14.769569	13.504194	-8.57%	217
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.078435	8.488761	5.08%	373
2019	7.861805	8.078435	2.76%	373
2018	8.465084	7.861805	-7.13%	373
2017	8.343957	8.465084	1.45%	373
2016	8.568230	8.343957	-2.62%	412
2015	8.597544	8.568230	-0.34%	458
2014	8.395265	8.597544	2.41%	6,826
2013	8.440199	8.395265	-0.53%	6,529
2012	8.438365	8.440199	0.02%	6,902
2011	8.341288	8.438365	1.16%	12,898
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	10.965473	10.730475	-2.14%	4,516
2019	10.414502	10.965473	5.29%	4,434
2018	10.730911	10.414502	-2.95%	4,853
2017	10.599043	10.730911	1.24%	6,311
2016	9.976940	10.599043	6.24%	6,555
2015	10.122424	9.976940	-1.44%	5,379
2014	10.104249	10.122424	0.18%	5,379
2013*	10.000000	10.104249	1.04%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	11.637536	12.524963	7.63%	0
2019	10.352489	11.637536	12.41%	0
2018	11.342507	10.352489	-8.73%	0
2017	10.553403	11.342507	7.48%	0
2016	9.670940	10.553403	9.12%	577
2015	10.338425	9.670940	-6.46%	603
2014	9.994860	10.338425	3.44%	603
2013*	10.000000	9.994860	-0.05%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	16.352799	20.375576	24.60%	307
2019	12.713209	16.352799	28.63%	9,476
2018	15.003790	12.713209	-15.27%	10,179
2017	11.247331	15.003790	33.40%	7,518
2016	11.511883	11.247331	-2.30%	5,727
2015	11.348105	11.511883	1.44%	18,355
2014	11.363824	11.348105	-0.14%	5,322
2013*	10.000000	11.363824	13.64%	375
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	13.610396	15.166029	11.43%	0
2019	11.421928	13.610396	19.16%	0
2018	12.345850	11.421928	-7.48%	964
2017	10.667087	12.345850	15.74%	11,874
2016	11.188177	10.667087	-4.66%	13,056
2015	12.475348	11.188177	-10.32%	16,245
2014	13.458154	12.475348	-7.30%	16,231
2013	10.991392	13.458154	22.44%	19,115
2012	9.425907	10.991392	16.61%	6,657
2011	10.380687	9.425907	-9.20%	11,981
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.727532	9.396949	-3.40%	0
2019	8.414679	9.727532	15.60%	0
2018	10.560419	8.414679	-20.32%	0
2017	8.442430	10.560419	25.09%	2,198
2016	7.143017	8.442430	18.19%	1,161
2015	9.131560	7.143017	-21.78%	0
2014	9.786067	9.131560	-6.69%	402
2013*	10.000000	9.786067	-2.14%	2,335
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.052445	11.584810	4.82%	23
2019	9.906919	11.052445	11.56%	23
2018	10.565782	9.906919	-6.24%	23
2017	9.958100	10.565782	6.10%	12,139
2016	8.821504	9.958100	12.88%	12,625
2015	9.598845	8.821504	-8.10%	12,864
2014	9.960125	9.598845	-3.63%	12,909
2013*	10.000000	9.960125	-0.40%	2,086

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.354015	10.883879	5.12%	0
2019	9.760634	10.354015	6.08%	0
2018	10.079764	9.760634	-3.17%	340
2017	9.917428	10.079764	1.64%	881
2016*	10.000000	9.917428	-0.83%	1,456
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.509256	17.921036	32.66%	0
2019	11.313447	13.509256	19.41%	7,443
2018	11.870834	11.313447	-4.70%	0
2017	10.869558	11.870834	9.21%	0
2016*	10.000000	10.869558	8.70%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	12.164325	12.615299	3.71%	0
2019	10.876133	12.164325	11.84%	0
2018	11.677276	10.876133	-6.86%	0
2017	10.790839	11.677276	8.21%	0
2016	10.404911	10.790839	3.71%	0
2015	10.905171	10.404911	-4.59%	0
2014	10.690705	10.905171	2.01%	0
2013	10.065719	10.690705	6.21%	0
2012	9.415182	10.065719	6.91%	0
2011*	10.000000	9.415182	-5.85%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	12.122807	12.518504	3.26%	30
2019	10.851523	12.122807	11.72%	100
2018	11.931890	10.851523	-9.05%	408
2017	11.126751	11.931890	7.24%	4,425
2016	10.282556	11.126751	8.21%	4,771
2015	10.633505	10.282556	-3.30%	9,556
2014	10.561885	10.633505	0.68%	5,136
2013	11.829892	10.561885	-10.72%	0
2012	10.256894	11.829892	15.34%	0
2011*	10.000000	10.256894	2.57%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.419372	11.977799	-3.56%	0
2019	9.926083	12.419372	25.12%	0
2018	11.014414	9.926083	-9.88%	0
2017	10.001133	11.014414	10.13%	0
2016	8.889682	10.001133	12.50%	6,412
2015	10.550013	8.889682	-15.74%	0
2014*	10.000000	10.550013	5.50%	2,889

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	12.719595	10.597589	-16.68%	56
2019	11.010991	12.719595	15.52%	876
2018	12.259698	11.010991	-10.19%	1,209
2017	11.419727	12.259698	7.36%	2,589
2016	11.316495	11.419727	0.91%	2,625
2015	11.731549	11.316495	-3.54%	2,588
2014	10.530619	11.731549	11.40%	3,142
2013	10.485834	10.530619	0.43%	6,264
2012	8.247133	10.485834	27.15%	0
2011*	10.000000	8.247133	-17.53%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	12.528951	13.589398	8.46%	0
2019	10.874798	12.528951	15.21%	0
2018	11.906742	10.874798	-8.67%	0
2017	10.492430	11.906742	13.48%	1,923
2016	10.163944	10.492430	3.23%	0
2015	11.112979	10.163944	-8.54%	0
2014	11.134909	11.112979	-0.20%	0
2013	9.830837	11.134909	13.27%	0
2012	8.836981	9.830837	11.25%	0
2011*	10.000000	8.836981	-11.63%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	15.309953	22.584901	47.52%	0
2019	11.778483	15.309953	29.98%	0
2018	14.447214	11.778483	-18.47%	3,099
2017	11.760461	14.447214	22.85%	5,080
2016	12.322759	11.760461	-4.56%	1,140
2015	12.676557	12.322759	-2.79%	137
2014	13.132692	12.676557	-3.47%	119
2013	11.084781	13.132692	18.47%	0
2012	9.806834	11.084781	13.03%	0
2011	11.089137	9.806834	-11.56%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	17.074637	18.712042	9.59%	15,488
2019	14.447248	17.074637	18.19%	22,372
2018	15.540284	14.447248	-7.03%	31,748
2017	13.714720	15.540284	13.31%	36,893
2016	12.858027	13.714720	6.66%	40,357
2015	13.012507	12.858027	-1.19%	42,626
2014	12.666318	13.012507	2.73%	29,669
2013	10.499692	12.666318	20.64%	16,298
2012	9.273451	10.499692	13.22%	0
2011*	10.000000	9.273451	-7.27%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.386561	10.575877	1.82%	0
2019	9.723259	10.386561	6.82%	0
2018	10.176746	9.723259	-4.46%	1,226
2017	9.780470	10.176746	4.05%	8,861
2016	9.199303	9.780470	6.32%	10,866
2015	9.681273	9.199303	-4.98%	7,588
2014	9.524114	9.681273	1.65%	7,588
2013*	10.000000	9.524114	-4.76%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	17.017831	18.376155	7.98%	0
2019	13.449956	17.017831	26.53%	0
2018	13.747614	13.449956	-2.17%	0
2017	11.656429	13.747614	17.94%	0
2016	10.693873	11.656429	9.00%	0
2015	10.827568	10.693873	-1.23%	0
2014*	10.000000	10.827568	8.28%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.711975	13.127326	12.08%	0
2019	10.413039	11.711975	12.47%	0
2018	11.628204	10.413039	-10.45%	0
2017	10.033381	11.628204	15.90%	0
2016*	10.000000	10.033381	0.33%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	18.236719	20.085833	10.14%	0
2019	15.034949	18.236719	21.30%	0
2018	17.217380	15.034949	-12.68%	0
2017	14.686731	17.217380	17.23%	0
2016	13.850143	14.686731	6.04%	0
2015	14.407190	13.850143	-3.87%	0
2014	14.090149	14.407190	2.25%	0
2013	11.121492	14.090149	26.69%	0
2012	9.785694	11.121492	13.65%	0
2011	10.681651	9.785694	-8.39%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.376518	15.429182	7.32%	0
2019	12.646290	14.376518	13.68%	0
2018	13.785071	12.646290	-8.26%	0
2017	12.571954	13.785071	9.65%	0
2016	12.107839	12.571954	3.83%	0
2015	12.506381	12.107839	-3.19%	0
2014	12.254543	12.506381	2.06%	0
2013	10.922770	12.254543	12.19%	4,260
2012	10.051545	10.922770	8.67%	4,260
2011	10.411966	10.051545	-3.46%	4,260

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.333634	17.815185	9.07%	0
2019	13.882581	16.333634	17.66%	0
2018	15.450107	13.882581	-10.15%	0
2017	13.633657	15.450107	13.32%	15,536
2016	12.981887	13.633657	5.02%	16,747
2015	13.445815	12.981887	-3.45%	16,703
2014	13.124727	13.445815	2.45%	17,075
2013	11.062680	13.124727	18.64%	0
2012	9.948983	11.062680	11.19%	0
2011	10.530198	9.948983	-5.52%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.836819	12.461795	5.28%	14,086
2019	10.930522	11.836819	8.29%	16,106
2018	11.470877	10.930522	-4.71%	16,776
2017	11.021412	11.470877	4.08%	17,440
2016	10.766264	11.021412	2.37%	20,745
2015	11.084181	10.766264	-2.87%	18,764
2014	10.961976	11.084181	1.11%	40,301
2013	10.676197	10.961976	2.68%	5,246
2012	10.150215	10.676197	5.18%	3,856
2011	10.228387	10.150215	-0.76%	2,510
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.313957	11.628869	2.78%	719
2019	10.155687	11.313957	11.41%	719
2018	11.162906	10.155687	-9.02%	719
2017	9.939753	11.162906	12.31%	12,358
2016	9.622827	9.939753	3.29%	13,166
2015	10.275530	9.622827	-6.35%	12,862
2014	10.269224	10.275530	0.06%	13,223
2013*	10.000000	10.269224	2.69%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.702882	12.294039	5.05%	0
2019	10.362579	11.702882	12.93%	0
2018	11.397765	10.362579	-9.08%	0
2017	9.888215	11.397765	15.27%	0
2016	9.513836	9.888215	3.94%	0
2015	10.221374	9.513836	-6.92%	0
2014	10.341167	10.221374	-1.16%	0
2013*	10.000000	10.341167	3.41%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.370367	16.647645	8.31%	0
2019	13.295632	15.370367	15.60%	3,955
2018	14.625942	13.295632	-9.10%	5,616
2017	13.114387	14.625942	11.53%	11,177
2016	12.555592	13.114387	4.45%	11,177
2015	12.969731	12.555592	-3.19%	7,730
2014	12.675440	12.969731	2.32%	11,661
2013	10.996067	12.675440	15.27%	6,978
2012	10.001102	10.996067	9.95%	0
2011	10.464480	10.001102	-4.43%	2,393
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	17.116287	18.801683	9.85%	0
2019	14.310868	17.116287	19.60%	1,760
2018	16.163221	14.310868	-11.46%	1,760
2017	13.989466	16.163221	15.54%	3,035
2016	13.287312	13.989466	5.28%	4,463
2015	13.787174	13.287312	-3.63%	1,844
2014	13.475407	13.787174	2.31%	1,329
2013	11.081227	13.475407	21.61%	1,329
2012	9.883646	11.081227	12.12%	0
2011	10.595371	9.883646	-6.72%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.565397	14.475730	6.71%	0
2019	12.128823	13.565397	11.84%	392
2018	13.016872	12.128823	-6.82%	2,110
2017	12.105369	13.016872	7.53%	6,436
2016	11.670629	12.105369	3.73%	6,436
2015	12.055499	11.670629	-3.19%	6,436
2014	11.837170	12.055499	1.84%	6,436
2013	10.875035	11.837170	8.85%	0
2012	10.100124	10.875035	7.67%	0
2011	10.349542	10.100124	-2.41%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.298283	10.802091	4.89%	0
2019	9.709277	10.298283	6.07%	0
2018	9.960075	9.709277	-2.52%	0
2017	9.870266	9.960075	0.91%	0
2016	9.863443	9.870266	0.07%	2,825
2015	10.065901	9.863443	-2.01%	5,536
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.729441	17.29%	296

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	10.870600	11.598486	6.70%	0
2019	10.136918	10.870600	7.24%	0
2018	10.513711	10.136918	-3.58%	1,187
2017	10.354042	10.513711	1.54%	4,602
2016	10.239341	10.354042	1.12%	9,384
2015	10.518745	10.239341	-2.66%	0
2014	10.249516	10.518745	2.63%	5,697
2013	10.693842	10.249516	-4.15%	0
2012	10.203136	10.693842	4.81%	7,341
2011*	10.000000	10.203136	2.03%	70
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.467508	10.625754	1.51%	0
2019	10.036506	10.467508	4.29%	0
2018*	10.000000	10.036506	0.37%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	11.195384	12.411394	10.86%	287
2019	9.306030	11.195384	20.30%	2,844
2018	11.517867	9.306030	-19.20%	6,364
2017	8.317843	11.517867	38.47%	8,744
2016	7.891139	8.317843	5.41%	2,569
2015	9.600318	7.891139	-17.80%	2,500
2014*	10.000000	9.600318	-4.00%	2,868
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.597269	12.030549	3.74%	0
2019	10.329416	11.597269	12.27%	0
2018	10.884064	10.329416	-5.10%	0
2017	10.418551	10.884064	4.47%	0
2016	9.326501	10.418551	11.71%	0
2015	9.786632	9.326501	-4.70%	0
2014*	10.000000	9.786632	-2.13%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	9.891826	10.267932	3.80%	0
2019	9.512668	9.891826	3.99%	0
2018	9.727508	9.512668	-2.21%	175
2017	9.737687	9.727508	-0.10%	317
2016	9.877800	9.737687	-1.42%	3,597
2015	10.105846	9.877800	-2.26%	1,361
2014*	10.000000	10.105846	1.06%	2,556

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	8.270554	8.107538	-1.97%	7,488
2019	8.325101	8.270554	-0.66%	28,467
2018	8.413336	8.325101	-1.05%	122,825
2017	8.579161	8.413336	-1.93%	47,396
2016	8.766965	8.579161	-2.14%	57,868
2015	8.959594	8.766965	-2.15%	119,366
2014	9.156456	8.959594	-2.15%	124,564
2013	9.357644	9.156456	-2.15%	149,770
2012	9.563820	9.357644	-2.16%	177,150
2011	9.773369	9.563820	-2.14%	185,797
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.422728	12.019236	5.22%	0
2019	9.586726	11.422728	19.15%	0
2018	11.368559	9.586726	-15.67%	676
2017	9.302557	11.368559	22.21%	4,111
2016	9.419464	9.302557	-1.24%	1,918
2015	9.719726	9.419464	-3.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.363573	14.752190	10.39%	0
2019	11.037694	13.363573	21.07%	0
2018	12.377668	11.037694	-10.83%	0
2017	10.680441	12.377668	15.89%	0
2016	9.970459	10.680441	7.12%	0
2015	10.292283	9.970459	-3.13%	0
2014*	10.000000	10.292283	2.92%	517
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	11.837373	12.672410	7.05%	1,545
2019	10.488387	11.837373	12.86%	1,545
2018	11.266527	10.488387	-6.91%	1,545
2017	10.360179	11.266527	8.75%	1,545
2016	9.959464	10.360179	4.02%	1,545
2015	10.196008	9.959464	-2.32%	1,545
2014*	10.000000	10.196008	1.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	12.718135	13.890670	9.22%	0
2019	10.836666	12.718135	17.36%	0
2018	11.842432	10.836666	-8.49%	0
2017	10.540901	11.842432	12.35%	0
2016	9.998073	10.540901	5.43%	0
2015	10.272405	9.998073	-2.67%	0
2014*	10.000000	10.272405	2.72%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	10.766750	11.242746	4.42%	7,501
2019	10.045658	10.766750	7.18%	7,615
2018	10.456183	10.045658	-3.93%	7,726
2017	10.110723	10.456183	3.42%	7,651
2016	9.909733	10.110723	2.03%	9,302
2015	10.100733	9.909733	-1.89%	8,825
2014*	10.000000	10.100733	1.01%	8,830
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.463213	11.728270	2.31%	0
2019	10.367471	11.463213	10.57%	0
2018	11.228233	10.367471	-7.67%	0
2017	10.062365	11.228233	11.59%	0
2016	9.727605	10.062365	3.44%	0
2015	10.274383	9.727605	-5.32%	0
2014	10.248464	10.274383	0.25%	0
2013*	10.000000	10.248464	2.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.979618	12.463844	4.04%	0
2019	10.622992	11.979618	12.77%	0
2018	11.557479	10.622992	-8.09%	0
2017	10.097767	11.557479	14.46%	0
2016	9.648380	10.097767	4.66%	0
2015	10.266447	9.648380	-6.02%	0
2014	10.313239	10.266447	-0.45%	0
2013*	10.000000	10.313239	3.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.325359	13.307984	7.97%	0
2019	10.697811	12.325359	15.21%	0
2018	11.592693	10.697811	-7.72%	0
2017	10.490541	11.592693	10.51%	0
2016	10.005689	10.490541	4.85%	0
2015	10.259897	10.005689	-2.48%	0
2014*	10.000000	10.259897	2.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	13.004078	14.293282	9.91%	0
2019	10.908620	13.004078	19.21%	0
2018	12.083354	10.908620	-9.72%	0
2017	10.582957	12.083354	14.18%	864
2016	9.969280	10.582957	6.16%	896
2015	10.263246	9.969280	-2.86%	955
2014*	10.000000	10.263246	2.63%	1,000

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.525680	12.242458	6.22%	623
2019	10.379425	11.525680	11.04%	623
2018	11.020043	10.379425	-5.81%	623
2017	10.311642	11.020043	6.87%	623
2016	9.969045	10.311642	3.44%	623
2015	10.191215	9.969045	-2.18%	623
2014*	10.000000	10.191215	1.91%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.413228	10.915321	4.82%	0
2019*	10.000000	10.413228	4.13%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.712323	12.134029	13.27%	0
2019*	10.000000	10.712323	7.12%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	25.203209	32.039331	27.12%	492
2019	19.779734	25.203209	27.42%	4,395
2018	20.917743	19.779734	-5.44%	3,966
2017	16.458266	20.917743	27.10%	8,150
2016	16.490702	16.458266	-0.20%	3,295
2015	16.341617	16.490702	0.91%	1,613
2014	15.161975	16.341617	7.78%	1,741
2013	11.527787	15.161975	31.53%	740
2012	10.144326	11.527787	13.64%	0
2011	10.713053	10.144326	-5.31%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.432860	19.058880	15.98%	0
2019	12.228584	16.432860	34.38%	0
2018	12.694420	12.228584	-3.67%	0
2017	10.209017	12.694420	24.35%	0
2016*	10.000000	10.209017	2.09%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.772900	17.73%	1,761
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	13.713607	15.178647	10.68%	0
2019	11.153798	13.713607	22.95%	0
2018	12.864916	11.153798	-13.30%	551
2017	11.354992	12.864916	13.30%	881
2016	9.646527	11.354992	17.71%	6,508
2015	10.114833	9.646527	-4.63%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.249695	21.522045	-3.27%	474
2019	18.360301	22.249695	21.18%	651
2018	21.608897	18.360301	-15.03%	718
2017	19.397812	21.608897	11.40%	847
2016	16.856992	19.397812	15.07%	2,085
2015	17.739314	16.856992	-4.97%	751
2014	15.492252	17.739314	14.50%	2,267
2013	11.669184	15.492252	32.76%	540
2012	10.250634	11.669184	13.84%	0
2011	10.724377	10.250634	-4.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	16.769480	23.118537	37.86%	0
2019	12.628085	16.769480	32.80%	339
2018	14.020479	12.628085	-9.93%	1,655
2017	11.468905	14.020479	22.25%	677
2016	10.821491	11.468905	5.98%	705
2015	10.976291	10.821491	-1.41%	4,884
2014*	10.000000	10.976291	9.76%	536
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	12.224184	12.577666	2.89%	724
2019	10.498061	12.224184	16.44%	858
2018	12.920638	10.498061	-18.75%	2,225
2017	12.106458	12.920638	6.73%	1,164
2016	9.824036	12.106458	23.23%	8,976
2015	10.683341	9.824036	-8.04%	1,027
2014*	10.000000	10.683341	6.83%	3,991
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	13.994899	16.801182	20.05%	0
2019	11.382871	13.994899	22.95%	0
2018	13.317028	11.382871	-14.52%	0
2017	11.991412	13.317028	11.05%	0
2016	9.976296	11.991412	20.20%	0
2015	10.365020	9.976296	-3.75%	0
2014*	10.000000	10.365020	3.65%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.568651	17.275389	10.96%	0
2019	12.421833	15.568651	25.33%	0
2018	13.365667	12.421833	-7.06%	0
2017	10.947744	13.365667	22.09%	0
2016*	10.000000	10.947744	9.48%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.050705	12.965150	-7.73%	162
2019	11.007974	14.050705	27.64%	887
2018	11.727051	11.007974	-6.13%	0
2017	11.290349	11.727051	3.87%	243
2016	10.765037	11.290349	4.88%	252
2015	11.661697	10.765037	-7.69%	269
2014	9.266861	11.661697	25.84%	281
2013*	10.000000	9.266861	-7.33%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	15.561969	17.997805	15.65%	0
2019	12.125860	15.561969	28.34%	5,366
2018	12.993962	12.125860	-6.68%	239
2017	10.926178	12.993962	18.93%	2,361
2016	9.999152	10.926178	9.27%	4,581
2015	10.101379	9.999152	-1.01%	24,076
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.432916	9.491500	0.62%	0
2019	9.261631	9.432916	1.85%	0
2018	9.389243	9.261631	-1.36%	199
2017	9.445808	9.389243	-0.60%	5,144
2016	9.418103	9.445808	0.29%	11,498
2015	9.657979	9.418103	-2.48%	0
2014	9.821673	9.657979	-1.67%	6,210
2013	10.026914	9.821673	-2.05%	13,535
2012	9.898992	10.026914	1.29%	0
2011*	10.000000	9.898992	-1.01%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.307148	15.536564	16.75%	62
2019	10.883073	13.307148	22.27%	2,129
2018	12.546899	10.883073	-13.26%	7,275
2017	11.229330	12.546899	11.73%	7,722
2016	9.493885	11.229330	18.28%	8,353
2015	10.200508	9.493885	-6.93%	9,867
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	24.793858	38.938770	57.05%	144
2019	18.517207	24.793858	33.90%	1,285
2018	20.361623	18.517207	-9.06%	1,692
2017	16.316788	20.361623	24.79%	2,191
2016	15.722233	16.316788	3.78%	2,163
2015	16.123469	15.722233	-2.49%	3,411
2014	15.886843	16.123469	1.49%	2,024
2013	11.713588	15.886843	35.63%	645
2012	10.442340	11.713588	12.17%	0
2011	11.168449	10.442340	-6.50%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	9.727452	10.304401	5.93%	0
2019	8.625041	9.727452	12.78%	0
2018	9.457070	8.625041	-8.80%	0
2017	9.058992	9.457070	4.39%	0
2016	9.317569	9.058992	-2.78%	0
2015	10.029857	9.317569	-7.10%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	10.382945	10.688090	2.94%	0
2019	9.235414	10.382945	12.43%	0
2018	10.331133	9.235414	-10.61%	0
2017	9.567270	10.331133	7.98%	0
2016	8.951960	9.567270	6.87%	0
2015	9.874667	8.951960	-9.34%	0
2014	10.121615	9.874667	-2.44%	0
2013*	10.000000	10.121615	1.22%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	9.320634	9.341120	0.22%	0
2019	9.252082	9.320634	0.74%	0
2018	10.068586	9.252082	-8.11%	0
2017	10.002288	10.068586	0.66%	0
2016	9.030123	10.002288	10.77%	0
2015	9.534574	9.030123	-5.29%	0
2014	9.609337	9.534574	-0.78%	0
2013*	10.000000	9.609337	-3.91%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.298406	11.929777	5.59%	0
2019	10.333157	11.298406	9.34%	0
2018	11.169913	10.333157	-7.49%	1,659
2017	10.067694	11.169913	10.95%	13,166
2016	9.112298	10.067694	10.48%	13,861
2015	10.254799	9.112298	-11.14%	14,202
2014	10.432681	10.254799	-1.71%	13,976
2013	10.650280	10.432681	-2.04%	1,160
2012	9.480972	10.650280	12.33%	4,834
2011*	10.000000	9.480972	-5.19%	7,384
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.626657	5.573297	-0.95%	0
2019	5.164111	5.626657	8.96%	0
2018	6.151976	5.164111	-16.06%	0
2017	6.160682	6.151976	-0.14%	0
2016	5.480596	6.160682	12.41%	0
2015	7.534830	5.480596	-27.26%	0
2014	9.462455	7.534830	-20.37%	0
2013	11.338977	9.462455	-16.55%	0
2012	11.023850	11.338977	2.86%	0
2011	12.184744	11.023850	-9.53%	599

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.224555	10.474508	2.44%	0
2019	9.967447	10.224555	2.58%	40
2018	10.094156	9.967447	-1.26%	1,069
2017	9.832949	10.094156	2.66%	695
2016	9.603479	9.832949	2.39%	695
2015	9.993160	9.603479	-3.90%	695
2014	9.920734	9.993160	0.73%	695
2013*	10.000000	9.920734	-0.79%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	13.531240	14.111493	4.29%	318
2019	12.061272	13.531240	12.19%	318
2018	12.952779	12.061272	-6.88%	318
2017	12.057360	12.952779	7.43%	875
2016	10.883511	12.057360	10.79%	661
2015	11.392091	10.883511	-4.46%	318
2014	11.481152	11.392091	-0.78%	2,985
2013	12.622227	11.481152	-9.04%	1,788
2012	10.954099	12.622227	15.23%	1,750
2011	10.539550	10.954099	3.93%	3,850
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.476615	11.277006	7.64%	943
2019	10.098930	10.476615	3.74%	1,120
2018	10.784741	10.098930	-6.36%	1,290
2017	10.155674	10.784741	6.19%	5,673
2016	9.984573	10.155674	1.71%	6,044
2015	10.643960	9.984573	-6.19%	6,240
2014	10.647983	10.643960	-0.04%	6,997
2013	11.901462	10.647983	-10.53%	1,611
2012	11.382509	11.901462	4.56%	110
2011	10.824848	11.382509	5.15%	123
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	14.586713	15.074271	3.34%	521
2019	13.006647	14.586713	12.15%	521
2018	13.670183	13.006647	-4.85%	7,365
2017	13.115264	13.670183	4.23%	11,421
2016	11.928943	13.115264	9.94%	21,258
2015	12.410610	11.928943	-3.88%	16,821
2014	12.286122	12.410610	1.01%	18,493
2013	11.886878	12.286122	3.36%	15,825
2012	10.638633	11.886878	11.73%	36,928
2011	10.531194	10.638633	1.02%	65,662
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.746398	11.186852	4.10%	908
2019	10.125916	10.746398	6.13%	1,942
2018	10.320102	10.125916	-1.88%	1,188
2017*	10.000000	10.320102	3.20%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.482491	10.815842	3.18%	0
2019	10.021138	10.482491	4.60%	0
2018	10.040159	10.021138	-0.19%	1,196
2017*	10.000000	10.040159	0.40%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.328330	11.183825	8.28%	0
2019	9.872343	10.328330	4.62%	0
2018	10.518952	9.872343	-6.15%	0
2017	9.707390	10.518952	8.36%	0
2016	9.640195	9.707390	0.70%	0
2015	10.613577	9.640195	-9.17%	0
2014	10.814231	10.613577	-1.86%	569
2013	11.828630	10.814231	-8.58%	799
2012	11.488132	11.828630	2.96%	0
2011	10.828505	11.488132	6.09%	212
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.341527	9.404817	0.68%	1,771
2019	9.186338	9.341527	1.69%	1,843
2018	9.367089	9.186338	-1.93%	1,893
2017	9.453950	9.367089	-0.92%	2,365
2016	9.536648	9.453950	-0.87%	7,305
2015	9.725880	9.536648	-1.95%	13,759
2014	9.865765	9.725880	-1.42%	6,653
2013	10.106014	9.865765	-2.38%	7,141
2012	9.767039	10.106014	3.47%	21,926
2011*	10.000000	9.767039	-2.33%	12,242
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.836801	11.508427	6.20%	0
2019	10.231121	10.836801	5.92%	491
2018	10.523997	10.231121	-2.78%	1,917
2017	10.260350	10.523997	2.57%	10,865
2016	10.221099	10.260350	0.38%	9,045
2015	10.410747	10.221099	-1.82%	8,570
2014	10.213832	10.410747	1.93%	9,779
2013	10.657042	10.213832	-4.16%	2,733
2012	9.946827	10.657042	7.14%	52,678
2011*	10.000000	9.946827	-0.53%	5,664

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	14.308516	14.277653	-0.22%	0
2019	12.795170	14.308516	11.83%	0
2018	13.618059	12.795170	-6.04%	0
2017	13.003719	13.618059	4.72%	0
2016	11.679100	13.003719	11.34%	0
2015	12.463637	11.679100	-6.29%	0
2014	12.775317	12.463637	-2.44%	0
2013	11.677434	12.775317	9.40%	0
2012	10.315619	11.677434	13.20%	0
2011	10.760167	10.315619	-4.13%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	10.807550	14.334647	32.64%	0
2019	8.744669	10.807550	23.59%	0
2018	10.979780	8.744669	-20.36%	0
2017	8.444001	10.979780	30.03%	0
2016	8.574132	8.444001	-1.52%	0
2015	9.669623	8.574132	-11.33%	0
2014	10.039624	9.669623	-3.69%	3,210
2013	8.924061	10.039624	12.50%	2,884
2012	7.898202	8.924061	12.99%	2,209
2011	11.056417	7.898202	-28.56%	0
ProFunds - ProFund VP Banks - Q/NQ
2020	19.852857	16.470246	-17.04%	53
2019	14.871627	19.852857	33.49%	1,482
2018	18.513844	14.871627	-19.67%	5,498
2017	16.044445	18.513844	15.39%	8,286
2016	13.305352	16.044445	20.59%	7,223
2015	13.656870	13.305352	-2.57%	2,326
2014	12.644810	13.656870	8.00%	5,599
2013	9.682997	12.644810	30.59%	7,623
2012	7.418173	9.682997	30.53%	304
2011*	10.000000	7.418173	-25.82%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	10.243348	11.675449	13.98%	1,566
2019	8.892763	10.243348	15.19%	8,215
2018	11.038621	8.892763	-19.44%	15,981
2017	9.174243	11.038621	20.32%	20,980
2016	7.912230	9.174243	15.95%	22,397
2015	9.394065	7.912230	-15.77%	26,392
2014	9.441330	9.394065	-0.50%	28,739
2013	8.147057	9.441330	15.89%	29,046
2012	7.675184	8.147057	6.15%	5,768
2011*	10.000000	7.675184	-23.25%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2020	1.909582	1.389874	-27.22%	0
2019	2.532739	1.909582	-24.60%	0
2018	2.487836	2.532739	1.80%	0
2017	3.099171	2.487836	-19.73%	0
2016	3.642597	3.099171	-14.92%	0
2015	3.915417	3.642597	-6.97%	0
2014	4.666363	3.915417	-16.09%	7,466
2013	6.492895	4.666363	-28.13%	8,396
2012	7.956434	6.492895	-18.39%	3,894
2011	8.923713	7.956434	-10.84%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	27.916179	31.516281	12.90%	990
2019	24.498072	27.916179	13.95%	3,502
2018	26.851582	24.498072	-8.76%	9,500
2017	22.392098	26.851582	19.92%	11,803
2016	27.073394	22.392098	-17.29%	8,110
2015	26.784308	27.073394	1.08%	6,782
2014	21.100124	26.784308	26.94%	18,667
2013	12.803457	21.100124	64.80%	29,136
2012	9.299663	12.803457	37.68%	7,872
2011*	10.000000	9.299663	-7.00%	0
ProFunds - ProFund VP Bull - Q/NQ
2020	22.010884	24.990930	13.54%	0
2019	17.453601	22.010884	26.11%	0
2018	19.007810	17.453601	-8.18%	0
2017	16.276020	19.007810	16.78%	0
2016	15.167397	16.276020	7.31%	0
2015	15.572009	15.167397	-2.60%	21,191
2014	14.276821	15.572009	9.07%	26,105
2013	11.244460	14.276821	26.97%	1,863
2012	10.090604	11.244460	11.43%	24,582
2011	10.311776	10.090604	-2.14%	34,614
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	17.349697	22.248527	28.24%	0
2019	14.009639	17.349697	23.84%	0
2018	16.807237	14.009639	-16.65%	0
2017	14.928041	16.807237	12.59%	0
2016	14.733106	14.928041	1.32%	0
2015	14.455008	14.733106	1.92%	0
2014	13.401937	14.455008	7.86%	6,266
2013	10.662586	13.401937	25.69%	274
2012	9.829922	10.662586	8.47%	3,497
2011*	10.000000	9.829922	-1.70%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	25.038749	31.445474	25.59%	43
2019	20.530362	25.038749	21.96%	1,537
2018	20.855716	20.530362	-1.56%	3,048
2017	18.005432	20.855716	15.83%	1,364
2016	17.660780	18.005432	1.95%	1,364
2015	17.240349	17.660780	2.44%	3,596
2014	15.666915	17.240349	10.04%	2,923
2013	11.447110	15.666915	36.86%	439
2012	9.581600	11.447110	19.47%	4,692
2011*	10.000000	9.581600	-4.18%	76
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	8.960826	11.111192	24.00%	1,978
2019	7.371313	8.960826	21.56%	3,742
2018	8.891972	7.371313	-17.10%	3,816
2017	6.818825	8.891972	30.40%	3,909
2016	6.277126	6.818825	8.63%	4,003
2015	7.763095	6.277126	-19.14%	81
2014	8.214710	7.763095	-5.50%	2,481
2013	8.971490	8.214710	-8.44%	81
2012	8.603821	8.971490	4.27%	594
2011	10.950278	8.603821	-21.43%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	11.899351	10.568375	-11.19%	681
2019	10.324322	11.899351	15.26%	2,167
2018	12.288858	10.324322	-15.99%	4,004
2017	10.490252	12.288858	17.15%	4,931
2016	9.943603	10.490252	5.50%	5,221
2015	11.402557	9.943603	-12.79%	6,570
2014	12.756249	11.402557	-10.61%	1,088
2013	10.717613	12.756249	19.02%	6,667
2012	9.394501	10.717613	14.08%	1,028
2011	10.536878	9.394501	-10.84%	0
ProFunds - ProFund VP Financials - Q/NQ
2020	20.149189	19.366966	-3.88%	0
2019	15.806981	20.149189	27.47%	0
2018	18.037514	15.806981	-12.37%	0
2017	15.595837	18.037514	15.66%	1,543
2016	13.820321	15.595837	12.85%	89
2015	14.338294	13.820321	-3.61%	6,659
2014	12.977052	14.338294	10.49%	951
2013	10.041111	12.977052	29.24%	2,804
2012	8.227453	10.041111	22.04%	1,054
2011*	10.000000	8.227453	-17.73%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2020	24.735882	27.698355	11.98%	39
2019	21.177124	24.735882	16.80%	1,893
2018	20.725735	21.177124	2.18%	5,085
2017	17.515865	20.725735	18.33%	5,591
2016	18.655861	17.515865	-6.11%	7,868
2015	18.153863	18.655861	2.77%	8,102
2014	14.998200	18.153863	21.04%	9,607
2013	10.967229	14.998200	36.75%	10,338
2012	9.547007	10.967229	14.88%	7,027
2011*	10.000000	9.547007	-4.53%	0
ProFunds - ProFund VP Industrials - Q/NQ
2020	19.497960	22.276471	14.25%	0
2019	15.270018	19.497960	27.69%	0
2018	17.891454	15.270018	-14.65%	0
2017	14.937632	17.891454	19.77%	3,000
2016	12.986313	14.937632	15.03%	2,655
2015	13.741700	12.986313	-5.50%	1,157
2014	13.301768	13.741700	3.31%	2,089
2013	9.837214	13.301768	35.22%	2,938
2012	8.682065	9.837214	13.31%	1,200
2011*	10.000000	8.682065	-13.18%	78
ProFunds - ProFund VP International - Q/NQ
2020	11.327893	11.627206	2.64%	0
2019	9.706326	11.327893	16.71%	619
2018	11.776813	9.706326	-17.58%	824
2017	9.881055	11.776813	19.19%	925
2016	10.191894	9.881055	-3.05%	1,039
2015	10.796209	10.191894	-5.60%	0
2014	12.007038	10.796209	-10.08%	0
2013	10.269043	12.007038	16.92%	2,229
2012	9.052737	10.269043	13.44%	2,440
2011	10.800062	9.052737	-16.18%	0
ProFunds - ProFund VP Internet - Q/NQ
2020	27.790414	41.013680	47.58%	0
2019	24.061823	27.790414	15.50%	3,760
2018	23.437219	24.061823	2.67%	3,832
2017	17.604048	23.437219	33.14%	1,885
2016	17.047191	17.604048	3.27%	0
2015	14.475504	17.047191	17.77%	2,081
2014	14.629508	14.475504	-1.05%	0
2013	9.854795	14.629508	48.45%	3,229
2012	8.409679	9.854795	17.18%	382
2011*	10.000000	8.409679	-15.90%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2020	14.924036	16.930042	13.44%	0
2019	12.710151	14.924036	17.42%	0
2018	14.701682	12.710151	-13.55%	0
2017	12.683435	14.701682	15.91%	4,087
2016	12.908036	12.683435	-1.74%	2,417
2015	12.467433	12.908036	3.53%	0
2014	12.343165	12.467433	1.01%	0
2013	8.509539	12.343165	45.05%	1,160
2012	7.073573	8.509539	20.30%	73
2011	8.874004	7.073573	-20.29%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	32.288775	45.992644	42.44%	699
2019	24.138638	32.288775	33.76%	2,741
2018	25.142201	24.138638	-3.99%	5,372
2017	19.707393	25.142201	27.58%	6,697
2016	19.133563	19.707393	3.00%	7,109
2015	18.197403	19.133563	5.14%	9,180
2014	15.894212	18.197403	14.49%	8,672
2013	12.097068	15.894212	31.39%	5,368
2012	10.636868	12.097068	13.73%	5,616
2011	10.714144	10.636868	-0.72%	3,625
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	8.400202	5.386723	-35.87%	6,417
2019	7.911034	8.400202	6.18%	25,471
2018	10.135732	7.911034	-21.95%	47,317
2017	10.697372	10.135732	-5.25%	98,131
2016	8.802874	10.697372	21.52%	105,627
2015	11.740587	8.802874	-25.02%	119,654
2014	13.461674	11.740587	-12.79%	26,502
2013	11.088290	13.461674	21.40%	20,768
2012	11.013424	11.088290	0.68%	12,439
2011	11.007668	11.013424	0.05%	2,281
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	18.116776	19.945533	10.09%	802
2019	16.235340	18.116776	11.59%	4,368
2018	17.690819	16.235340	-8.23%	8,522
2017	16.381714	17.690819	7.99%	11,755
2016	17.390003	16.381714	-5.80%	13,097
2015	17.016065	17.390003	2.20%	16,406
2014	14.569268	17.016065	16.79%	29,438
2013	11.311683	14.569268	28.80%	31,852
2012	10.335533	11.311683	9.44%	10,461
2011*	10.000000	10.335533	3.36%	77

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	3.887409	4.720854	21.44%	5,603
2019	2.721459	3.887409	42.84%	20,646
2018	3.214607	2.721459	-15.34%	37,539
2017	3.120340	3.214607	3.02%	47,076
2016	2.046429	3.120340	52.48%	49,965
2015	3.114751	2.046429	-34.30%	39,650
2014	4.181180	3.114751	-25.51%	39,721
2013	6.886148	4.181180	-39.28%	38,181
2012	8.235923	6.886148	-16.39%	8,724
2011*	10.000000	8.235923	-17.64%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2020	15.567619	14.274281	-8.31%	0
2019	12.551116	15.567619	24.03%	0
2018	13.603507	12.551116	-7.74%	0
2017	12.865903	13.603507	5.73%	19
2016	12.435870	12.865903	3.46%	19
2015	12.668056	12.435870	-1.83%	3,056
2014	10.355600	12.668056	22.33%	8,610
2013	10.573418	10.355600	-2.06%	6,431
2012	9.222477	10.573418	14.65%	9,585
2011*	10.000000	9.222477	-7.78%	1,258
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.405695	1.725441	-28.28%	0
2019	2.977026	2.405695	-19.19%	0
2018	2.921249	2.977026	1.91%	0
2017	3.388716	2.921249	-13.79%	4,087
2016	3.651478	3.388716	-7.20%	6,990
2015	3.791905	3.651478	-3.70%	4,538
2014	5.556696	3.791905	-31.76%	4,419
2013	4.875431	5.556696	13.97%	8,950
2012	5.354197	4.875431	-8.94%	10,955
2011	8.754949	5.354197	-38.84%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	28.640170	40.594082	41.74%	0
2019	19.542156	28.640170	46.56%	0
2018	22.250865	19.542156	-12.17%	107
2017	16.774080	22.250865	32.65%	110
2016	13.422470	16.774080	24.97%	0
2015	14.123561	13.422470	-4.96%	0
2014	10.729054	14.123561	31.64%	1,499
2013	8.214731	10.729054	30.61%	709
2012	8.761000	8.214731	-6.24%	0
2011*	10.000000	8.761000	-12.39%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	3.807198	2.542231	-33.23%	0
2019	4.924748	3.807198	-22.69%	0
2018	4.470791	4.924748	10.15%	247
2017	6.331715	4.470791	-29.39%	272
2016	7.725112	6.331715	-18.04%	306
2015	7.079352	7.725112	9.12%	3,614
2014	7.453210	7.079352	-5.02%	208
2013	7.634548	7.453210	-2.38%	2,770
2012	8.973279	7.634548	-14.92%	0
2011	8.286489	8.973279	8.29%	1,309
ProFunds - ProFund VP Short International - Q/NQ
2020	3.157510	2.566059	-18.73%	0
2019	3.907546	3.157510	-19.19%	0
2018	3.458629	3.907546	12.98%	0
2017	4.453447	3.458629	-22.34%	0
2016	4.836236	4.453447	-7.92%	0
2015	5.136764	4.836236	-5.85%	3,453
2014	5.106657	5.136764	0.59%	46,029
2013	6.606886	5.106657	-22.71%	49,664
2012	8.457090	6.606886	-21.88%	4,722
2011	8.489346	8.457090	-0.38%	3,375
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.198504	0.671074	-44.01%	0
2019	1.702484	1.198504	-29.60%	0
2018	1.791827	1.702484	-4.99%	0
2017	2.449542	1.791827	-26.85%	0
2016	2.783223	2.449542	-11.99%	0
2015	3.271093	2.783223	-14.91%	0
2014	4.146728	3.271093	-21.12%	53,973
2013	6.003062	4.146728	-30.92%	58,243
2012	7.555497	6.003062	-20.55%	327
2011	8.624673	7.555497	-12.40%	42
ProFunds - ProFund VP Technology - Q/NQ
2020	27.890897	39.519790	41.69%	915
2019	19.632693	27.890897	42.06%	8,803
2018	20.537999	19.632693	-4.41%	12,475
2017	15.525272	20.537999	32.29%	18,634
2016	14.122284	15.525272	9.93%	17,030
2015	14.093979	14.122284	0.20%	16,504
2014	12.194505	14.093979	15.58%	28,940
2013	9.954545	12.194505	22.50%	33,221
2012	9.223072	9.954545	7.93%	3,526
2011*	10.000000	9.223072	-7.77%	79

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	12.301384	12.416148	0.93%	0
2019	10.953890	12.301384	12.30%	0
2018	13.188014	10.953890	-16.94%	0
2017	13.769375	13.188014	-4.22%	0
2016	11.566165	13.769375	19.05%	0
2015	11.643115	11.566165	-0.66%	0
2014	11.832021	11.643115	-1.60%	1,654
2013	10.789737	11.832021	9.66%	1,012
2012	9.464046	10.789737	14.01%	2,196
2011*	10.000000	9.464046	-5.36%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	15.857967	18.727462	18.09%	0
2019	13.708541	15.857967	15.68%	2,561
2018	14.814824	13.708541	-7.47%	6,540
2017	13.827614	14.814824	7.14%	9,118
2016	14.174209	13.827614	-2.45%	10,089
2015	15.351601	14.174209	-7.67%	13,059
2014	11.502721	15.351601	33.46%	13,910
2013	14.532909	11.502721	-20.85%	15,441
2012	14.709950	14.532909	-1.20%	6,114
2011	10.474614	14.709950	40.43%	1,690
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	100.895491	183.932685	82.30%	0
2019	57.390636	100.895491	75.80%	0
2018	64.911754	57.390636	-11.59%	315
2017	39.405758	64.911754	64.73%	842
2016	37.072484	39.405758	6.29%	1,437
2015	33.350184	37.072484	11.16%	3,182
2014	25.090404	33.350184	32.92%	7,706
2013	14.321134	25.090404	75.20%	17,053
2012	10.942795	14.321134	30.87%	18,989
2011	11.317938	10.942795	-3.31%	38,205
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.142317	0.039744	-72.07%	0
2019	0.293852	0.142317	-51.57%	0
2018	0.339720	0.293852	-13.50%	13,872
2017	0.630530	0.339720	-46.12%	35,981
2016	0.807555	0.630530	-21.92%	70,451
2015	1.119188	0.807555	-27.84%	173,699
2014	1.780338	1.119188	-37.14%	194,649
2013	3.542311	1.780338	-49.74%	126,832
2012	5.589120	3.542311	-36.62%	95,316
2011	7.339352	5.589120	-23.85%	83,490

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2020	19.449135	18.574153	-4.50%	0
2019	16.176121	19.449135	20.23%	4,699
2018	16.070029	16.176121	0.66%	7,034
2017	14.842904	16.070029	8.27%	6,885
2016	13.180879	14.842904	12.61%	6,944
2015	14.391985	13.180879	-8.42%	8,824
2014	11.683803	14.391985	23.18%	13,120
2013	10.537619	11.683803	10.88%	13,703
2012	10.754510	10.537619	-2.02%	8,197
2011*	10.000000	10.754510	7.55%	1,370
Rydex Variable Trust - Banking Fund - Q/NQ
2020	9.109705	8.159292	-10.43%	0
2019	7.251037	9.109705	25.63%	0
2018	9.171439	7.251037	-20.94%	248
2017	8.332163	9.171439	10.07%	4,892
2016	6.691157	8.332163	24.52%	6,543
2015	7.187578	6.691157	-6.91%	367
2014	7.102683	7.187578	1.20%	631
2013	5.618879	7.102683	26.41%	0
2012	4.623040	5.618879	21.54%	4,510
2011	6.075042	4.623040	-23.90%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	24.913989	29.193639	17.18%	0
2019	20.967383	24.913989	18.82%	0
2018	25.960035	20.967383	-19.23%	0
2017	21.845901	25.960035	18.83%	0
2016	17.059661	21.845901	28.06%	0
2015	21.081456	17.059661	-19.08%	0
2014	21.943318	21.081456	-3.93%	325
2013	22.148814	21.943318	-0.93%	684
2012	20.444256	22.148814	8.34%	1,093
2011	25.009322	20.444256	-18.25%	380
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	42.672660	50.654646	18.71%	238
2019	34.980569	42.672660	21.99%	2,839
2018	39.483059	34.980569	-11.40%	4,182
2017	31.171213	39.483059	26.67%	5,058
2016	39.650391	31.171213	-21.38%	4,858
2015	37.356488	39.650391	6.14%	6,309
2014	28.770327	37.356488	29.84%	14,270
2013	19.067067	28.770327	50.89%	12,549
2012	14.330412	19.067067	33.05%	4,155
2011	13.242118	14.330412	8.22%	675

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	1.887070	1.426863	-24.39%	0
2019	1.673311	1.887070	12.77%	0
2018	2.015055	1.673311	-16.96%	0
2017	1.971850	2.015055	2.19%	0
2016	1.825190	1.971850	8.04%	7,870
2015	2.817827	1.825190	-35.23%	0
2014	4.364078	2.817827	-35.43%	2,998
2013	4.607960	4.364078	-5.29%	2,169
2012	4.776720	4.607960	-3.53%	2,278
2011	5.228869	4.776720	-8.65%	2,347
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	31.380311	33.031568	5.26%	0
2019	26.215698	31.380311	19.70%	0
2018	30.491762	26.215698	-14.02%	689
2017	27.938842	30.491762	9.14%	0
2016	27.083825	27.938842	3.16%	0
2015	26.057453	27.083825	3.94%	2,469
2014	23.644391	26.057453	10.21%	819
2013	18.840835	23.644391	25.50%	2,464
2012	17.658237	18.840835	6.70%	510
2011	15.862189	17.658237	11.32%	149
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	41.783872	41.592644	-0.46%	0
2019	28.956559	41.783872	44.30%	0
2018	34.506953	28.956559	-16.08%	240
2017	22.245006	34.506953	55.12%	517
2016	17.389708	22.245006	27.92%	1,462
2015	18.554409	17.389708	-6.28%	3,693
2014	16.234249	18.554409	14.29%	1,296
2013	10.197108	16.234249	59.20%	2,215
2012	8.896358	10.197108	14.62%	7,897
2011	8.333993	8.896358	6.75%	10,649
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	25.051212	38.231685	52.61%	0
2019	16.072901	25.051212	55.86%	0
2018	18.819473	16.072901	-14.59%	0
2017	14.673815	18.819473	28.25%	171
2016	12.059984	14.673815	21.67%	0
2015	12.071061	12.059984	-0.09%	0
2014	9.969655	12.071061	21.08%	1,086
2013	7.544136	9.969655	32.15%	0
2012	7.630153	7.544136	-1.13%	0
2011	9.337045	7.630153	-18.28%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2020	13.064815	8.414529	-35.59%	700
2019	12.500274	13.064815	4.52%	3,234
2018	17.146664	12.500274	-27.10%	6,837
2017	18.693493	17.146664	-8.27%	13,616
2016	14.541759	18.693493	28.55%	14,635
2015	21.299645	14.541759	-31.73%	14,263
2014	26.750339	21.299645	-20.38%	3,861
2013	22.141756	26.750339	20.81%	558
2012	22.098532	22.141756	0.20%	2,438
2011	23.985972	22.098532	-7.87%	1,325
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	5.355074	3.283434	-38.69%	0
2019	5.476176	5.355074	-2.21%	0
2018	10.299000	5.476176	-46.83%	0
2017	12.936644	10.299000	-20.39%	0
2016	10.734900	12.936644	20.51%	0
2015	16.063234	10.734900	-33.17%	0
2014	23.233475	16.063234	-30.86%	858
2013	19.165425	23.233475	21.23%	1,758
2012	19.508879	19.165425	-1.76%	3,882
2011	21.979459	19.508879	-11.24%	1,061
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	11.884126	11.656050	-1.92%	0
2019	9.456764	11.884126	25.67%	0
2018	11.929600	9.456764	-20.73%	193
2017	9.479542	11.929600	25.85%	193
2016	10.259635	9.479542	-7.60%	193
2015	11.297032	10.259635	-9.18%	81
2014	13.193411	11.297032	-14.37%	175
2013	10.882938	13.193411	21.23%	482
2012	9.142375	10.882938	19.04%	662
2011	11.009570	9.142375	-16.96%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	14.759940	14.427020	-2.26%	0
2019	11.777548	14.759940	25.32%	1,673
2018	13.722852	11.777548	-14.18%	1,812
2017	12.133740	13.722852	13.10%	4,939
2016	10.705323	12.133740	13.34%	9,574
2015	11.394816	10.705323	-6.05%	4,101
2014	10.343944	11.394816	10.16%	4,148
2013	8.287492	10.343944	24.81%	2,464
2012	6.903920	8.287492	20.04%	2,857
2011	8.293079	6.903920	-16.75%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	16.837313	20.092109	19.33%	0
2019	14.736761	16.837313	14.25%	0
2018	15.909464	14.736761	-7.37%	0
2017	14.829921	15.909464	7.28%	0
2016	15.206393	14.829921	-2.48%	0
2015	16.375026	15.206393	-7.14%	1,348
2014	12.427435	16.375026	31.77%	2,584
2013	15.536289	12.427435	-20.01%	9,208
2012	15.415305	15.536289	0.78%	1,494
2011	11.134191	15.415305	38.45%	2,940
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	33.122227	38.464437	16.13%	0
2019	27.617558	33.122227	19.93%	1,615
2018	27.880094	27.617558	-0.94%	3,020
2017	23.189708	27.880094	20.23%	5,869
2016	26.242561	23.189708	-11.63%	5,343
2015	25.656982	26.242561	2.28%	7,187
2014	21.040537	25.656982	21.94%	11,223
2013	15.162448	21.040537	38.77%	5,316
2012	13.226144	15.162448	14.64%	3,856
2011	12.910895	13.226144	2.44%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	11.943563	11.632097	-2.61%	0
2019	10.722321	11.943563	11.39%	0
2018	11.054929	10.722321	-3.01%	0
2017	10.571295	11.054929	4.57%	0
2016	9.678445	10.571295	9.23%	0
2015	9.961810	9.678445	-2.84%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2020	42.978251	67.376532	56.77%	0
2019	35.007852	42.978251	22.77%	522
2018	36.964971	35.007852	-5.29%	522
2017	28.198176	36.964971	31.09%	0
2016	27.591035	28.198176	2.20%	708
2015	26.022115	27.591035	6.03%	487
2014	26.083620	26.022115	-0.24%	1,737
2013	17.626404	26.083620	47.98%	2,464
2012	15.096926	17.626404	16.75%	0
2011	17.516608	15.096926	-13.81%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.179732	0.095382	-46.93%	0
2019	0.287442	0.179732	-37.47%	0
2018	0.289639	0.287442	-0.76%	0
2017	0.484856	0.289639	-40.26%	983
2016	0.704293	0.484856	-31.16%	5,112
2015	0.782652	0.704293	-10.01%	17,603
2014	1.022398	0.782652	-23.45%	247,925
2013	1.862145	1.022398	-45.10%	312,842
2012	2.454342	1.862145	-24.13%	116,572
2011	3.439344	2.454342	-28.64%	26,859
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.072517	1.600250	-22.79%	0
2019	2.442759	2.072517	-15.16%	0
2018	2.405564	2.442759	1.55%	0
2017	2.698048	2.405564	-10.84%	873
2016	2.840706	2.698048	-5.02%	0
2015	2.938894	2.840706	-3.34%	0
2014	3.999973	2.938894	-26.53%	3,524
2013	3.546594	3.999973	12.78%	16,366
2012	3.864110	3.546594	-8.22%	4,425
2011	5.676886	3.864110	-31.93%	5,714
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.043720	0.767052	-26.51%	0
2019	1.338502	1.043720	-22.02%	0
2018	1.233546	1.338502	8.51%	0
2017	1.458101	1.233546	-15.40%	0
2016	1.842583	1.458101	-20.87%	0
2015	1.904491	1.842583	-3.25%	0
2014	2.200730	1.904491	-13.46%	117,564
2013	3.105265	2.200730	-29.13%	126,573
2012	3.887474	3.105265	-20.12%	45,232
2011	4.287107	3.887474	-9.32%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.509018	0.308806	-39.33%	0
2019	0.722629	0.509018	-29.56%	0
2018	0.759616	0.722629	-4.87%	0
2017	1.030338	0.759616	-26.28%	0
2016	1.163211	1.030338	-11.42%	0
2015	1.364401	1.163211	-14.75%	0
2014	1.713660	1.364401	-20.38%	16,060
2013	2.468482	1.713660	-30.58%	14,494
2012	3.101113	2.468482	-20.40%	63,199
2011	3.524196	3.101113	-12.01%	811

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	0.963815	0.652526	-32.30%	0
2019	1.240818	0.963815	-22.32%	0
2018	1.141191	1.240818	8.73%	0
2017	1.348024	1.141191	-15.34%	0
2016	1.728045	1.348024	-21.99%	0
2015	1.764234	1.728045	-2.05%	623
2014	1.978013	1.764234	-10.81%	28,646
2013	2.923305	1.978013	-32.34%	29,162
2012	3.650466	2.923305	-19.92%	32,531
2011	4.037909	3.650466	-9.60%	2,363
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.072585	0.786880	-26.64%	0
2019	1.421957	1.072585	-24.57%	0
2018	1.397919	1.421957	1.72%	0
2017	1.728452	1.397919	-19.12%	0
2016	2.007358	1.728452	-13.89%	0
2015	2.146651	2.007358	-6.49%	0
2014	2.564512	2.146651	-16.29%	87,854
2013	3.566653	2.564512	-28.10%	101,803
2012	4.390847	3.566653	-18.77%	37,816
2011	4.933245	4.390847	-10.99%	565
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	26.638404	36.613424	37.45%	0
2019	19.581333	26.638404	36.04%	0
2018	25.975201	19.581333	-24.62%	95
2017	17.660553	25.975201	47.08%	303
2016	16.577988	17.660553	6.53%	915
2015	15.127511	16.577988	9.59%	534
2014	18.276396	15.127511	-17.23%	0
2013	11.972974	18.276396	52.65%	1,772
2012	10.188388	11.972974	17.52%	0
2011	14.653971	10.188388	-30.47%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	32.083928	37.990906	18.41%	0
2019	25.362490	32.083928	26.50%	0
2018	29.946886	25.362490	-15.31%	0
2017	25.478809	29.946886	17.54%	0
2016	23.764178	25.478809	7.22%	0
2015	24.212832	23.764178	-1.85%	1,840
2014	23.021370	24.212832	5.18%	0
2013	16.520429	23.021370	39.35%	0
2012	13.917032	16.520429	18.71%	561
2011	13.881893	13.917032	0.25%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	47.371095	51.307238	8.31%	0
2019	35.568479	47.371095	33.18%	0
2018	45.104086	35.568479	-21.14%	46
2017	37.642882	45.104086	19.82%	1,243
2016	29.671871	37.642882	26.86%	1,351
2015	32.089603	29.671871	-7.53%	1,818
2014	29.298082	32.089603	9.53%	883
2013	19.929767	29.298082	47.01%	1,705
2012	16.382836	19.929767	21.65%	3,482
2011	18.117830	16.382836	-9.58%	2,111
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	146.871837	268.561568	82.85%	0
2019	83.154875	146.871837	76.62%	1,159
2018	93.717131	83.154875	-11.27%	1,159
2017	56.503983	93.717131	65.86%	1,462
2016	52.685517	56.503983	7.25%	1,022
2015	46.972401	52.685517	12.16%	2,456
2014	35.148277	46.972401	33.64%	1,328
2013	19.931342	35.148277	76.35%	588
2012	15.187414	19.931342	31.24%	4,112
2011	15.626062	15.187414	-2.81%	2,267
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	47.722174	67.692391	41.85%	81
2019	35.634832	47.722174	33.92%	1,374
2018	37.093293	35.634832	-3.93%	2,859
2017	28.908844	37.093293	28.31%	4,120
2016	27.874963	28.908844	3.71%	4,824
2015	26.318459	27.874963	5.91%	7,836
2014	22.901180	26.318459	14.92%	3,260
2013	17.385296	22.901180	31.73%	5,647
2012	15.216218	17.385296	14.26%	1,410
2011	15.219699	15.216218	-0.02%	2,708
Rydex Variable Trust - Nova Fund - Q/NQ
2020	39.619014	46.532477	17.45%	0
2019	27.915495	39.619014	41.92%	0
2018	31.816615	27.915495	-12.26%	0
2017	24.672237	31.816615	28.96%	146
2016	21.787289	24.672237	13.24%	0
2015	22.427153	21.787289	-2.85%	882
2014	19.327433	22.427153	16.04%	1,668
2013	13.257038	19.327433	45.79%	17,384
2012	11.083354	13.257038	19.61%	2,757
2011	11.460196	11.083354	-3.29%	3,659

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	10.403998	13.672529	31.42%	646
2019	6.985913	10.403998	48.93%	1,196
2018	8.562247	6.985913	-18.41%	1,544
2017	8.171034	8.562247	4.79%	4,100
2016	5.044731	8.171034	61.97%	1,919
2015	7.404700	5.044731	-31.87%	855
2014	9.155938	7.404700	-19.13%	4,692
2013	17.361627	9.155938	-47.26%	3,106
2012	18.502253	17.361627	-6.16%	5,391
2011	24.930928	18.502253	-25.79%	5,448
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	22.583476	20.812102	-7.84%	0
2019	18.547725	22.583476	21.76%	592
2018	20.457251	18.547725	-9.33%	867
2017	19.601057	20.457251	4.37%	1,476
2016	18.184362	19.601057	7.79%	1,742
2015	19.065236	18.184362	-4.62%	1,816
2014	16.101308	19.065236	18.41%	16,616
2013	15.830711	16.101308	1.71%	15,471
2012	13.671360	15.830711	15.79%	4,266
2011	13.661710	13.671360	0.07%	392
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	28.840155	40.544917	40.58%	0
2019	23.678282	28.840155	21.80%	0
2018	25.009509	23.678282	-5.32%	70
2017	22.652969	25.009509	10.40%	0
2016	23.079968	22.652969	-1.85%	308
2015	23.904420	23.079968	-3.45%	308
2014	22.483528	23.904420	6.32%	466
2013	16.920197	22.483528	32.88%	821
2012	14.809097	16.920197	14.26%	0
2011	14.372264	14.809097	3.04%	573
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	37.613808	44.181483	17.46%	0
2019	28.397189	37.613808	32.46%	0
2018	36.086737	28.397189	-21.31%	0
2017	30.727342	36.086737	17.44%	125
2016	24.077364	30.727342	27.62%	320
2015	27.062914	24.077364	-11.03%	396
2014	26.520488	27.062914	2.05%	421
2013	17.092757	26.520488	55.16%	1,242
2012	14.306915	17.092757	19.47%	2,991
2011	16.649654	14.306915	-14.07%	2,779

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	51.840827	59.907124	15.56%	0
2019	32.599512	51.840827	59.02%	641
2018	39.388109	32.599512	-17.24%	852
2017	28.050966	39.388109	40.42%	958
2016	23.807812	28.050966	17.82%	1,075
2015	24.741505	23.807812	-3.77%	5,025
2014	20.284119	24.741505	21.97%	1,975
2013	12.286836	20.284119	65.09%	2,182
2012	9.705172	12.286836	26.60%	3,480
2011	10.325785	9.705172	-6.01%	1,537
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	25.374824	31.614105	24.59%	0
2019	20.483675	25.374824	23.88%	2,394
2018	22.186274	20.483675	-7.67%	3,787
2017	18.225925	22.186274	21.73%	9,479
2016	18.157368	18.225925	0.38%	8,092
2015	18.358004	18.157368	-1.09%	4,076
2014	16.688644	18.358004	10.00%	15,834
2013	12.068557	16.688644	38.28%	9,971
2012	10.885478	12.068557	10.87%	436
2011	11.246565	10.885478	-3.21%	2,476
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	21.795188	19.073831	-12.49%	178
2019	18.069175	21.795188	20.62%	2,699
2018	21.305765	18.069175	-15.19%	5,189
2017	18.791539	21.305765	13.38%	7,614
2016	16.357426	18.791539	14.88%	10,376
2015	18.447216	16.357426	-11.33%	2,311
2014	16.992937	18.447216	8.56%	12,277
2013	11.954865	16.992937	42.14%	20,491
2012	9.996142	11.954865	19.59%	4,429
2011	10.549679	9.996142	-5.25%	389
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	23.616900	30.149675	27.66%	0
2019	20.912907	23.616900	12.93%	59
2018	25.096634	20.912907	-16.67%	59
2017	21.594720	25.096634	16.22%	968
2016	21.487882	21.594720	0.50%	59
2015	21.674032	21.487882	-0.86%	59
2014	22.499726	21.674032	-3.67%	963
2013	17.153097	22.499726	31.17%	3,261
2012	15.105808	17.153097	13.55%	1,554
2011	15.539288	15.105808	-2.79%	950

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	20.875945	21.942065	5.11%	0
2019	17.421878	20.875945	19.83%	159
2018	21.978123	17.421878	-20.73%	159
2017	19.849755	21.978123	10.72%	159
2016	15.738183	19.849755	26.12%	3,014
2015	18.249380	15.738183	-13.76%	667
2014	17.475424	18.249380	4.43%	2,370
2013	13.150664	17.475424	32.89%	2,132
2012	11.488618	13.150664	14.47%	804
2011	12.644835	11.488618	-9.14%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	23.632832	26.768673	13.27%	0
2019	21.454446	23.632832	10.15%	265
2018	24.105239	21.454446	-11.00%	265
2017	21.220463	24.105239	13.59%	1,173
2016	18.270408	21.220463	16.15%	520
2015	18.741819	18.270408	-2.52%	587
2014	19.153768	18.741819	-2.15%	639
2013	13.852446	19.153768	38.27%	3,530
2012	12.799711	13.852446	8.22%	0
2011	12.636164	12.799711	1.29%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	16.272847	14.972332	-7.99%	0
2019	13.780769	16.272847	18.08%	88
2018	17.735053	13.780769	-22.30%	88
2017	18.174097	17.735053	-2.42%	1,333
2016	14.097673	18.174097	28.92%	2,443
2015	16.664494	14.097673	-15.40%	88
2014	16.810050	16.664494	-0.87%	1,913
2013	12.027849	16.810050	39.76%	1,754
2012	10.211597	12.027849	17.79%	863
2011	11.523876	10.211597	-11.39%	1,124
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	6.395387	5.379529	-15.88%	0
2019	6.247714	6.395387	2.36%	0
2018	5.710653	6.247714	9.40%	114
2017	7.086529	5.710653	-19.42%	114
2016	6.767928	7.086529	4.71%	114
2015	6.101917	6.767928	10.91%	1,671
2014	5.072696	6.101917	20.29%	3,831
2013	5.342778	5.072696	-5.06%	550
2012	5.826486	5.342778	-8.30%	550
2011	6.219140	5.826486	-6.31%	550

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2020	34.204849	49.953658	46.04%	0
2019	25.014059	34.204849	36.74%	1,207
2018	25.954600	25.014059	-3.62%	3,313
2017	19.997625	25.954600	29.79%	4,759
2016	18.398546	19.997625	8.69%	5,251
2015	18.595830	18.398546	-1.06%	7,843
2014	17.236724	18.595830	7.88%	2,798
2013	13.010399	17.236724	32.48%	2,459
2012	11.873985	13.010399	9.57%	3,351
2011	13.363855	11.873985	-11.15%	580
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	13.813084	14.799458	7.14%	183
2019	12.469193	13.813084	10.78%	1,466
2018	13.457386	12.469193	-7.34%	1,433
2017	12.991823	13.457386	3.58%	0
2016	11.308367	12.991823	14.89%	1,326
2015	12.390565	11.308367	-8.73%	0
2014	12.340095	12.390565	0.41%	1,505
2013	10.736221	12.340095	14.94%	0
2012	10.464176	10.736221	2.60%	0
2011	12.493002	10.464176	-16.24%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	27.005410	37.160763	37.60%	0
2019	22.576873	27.005410	19.62%	0
2018	28.863291	22.576873	-21.78%	0
2017	24.172796	28.863291	19.40%	0
2016	21.400931	24.172796	12.95%	131
2015	25.457447	21.400931	-15.93%	0
2014	21.186055	25.457447	20.16%	3,636
2013	14.372822	21.186055	47.40%	3,000
2012	12.492629	14.372822	15.05%	890
2011	14.363816	12.492629	-13.03%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	28.523412	26.477656	-7.17%	153
2019	24.492962	28.523412	16.46%	913
2018	24.121635	24.492962	1.54%	1,709
2017	22.204004	24.121635	8.64%	0
2016	19.503759	22.204004	13.84%	725
2015	21.516353	19.503759	-9.35%	2,148
2014	17.892696	21.516353	20.25%	3,459
2013	16.092900	17.892696	11.18%	1,531
2012	16.265619	16.092900	-1.06%	1,571
2011	14.293897	16.265619	13.79%	1,696

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	4.885790	5.244142	7.33%	0
2019	5.247495	4.885790	-6.89%	0
2018	6.069491	5.247495	-13.54%	0
2017	5.198450	6.069491	16.76%	0
2016	5.819299	5.198450	-10.67%	0
2015	7.150563	5.819299	-18.62%	0
2014	9.358679	7.150563	-23.59%	0
2013	9.841380	9.358679	-4.90%	0
2012	9.980153	9.841380	-1.39%	0
2011	10.589074	9.980153	-5.75%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	10.578122	11.114468	5.07%	54
2019	10.182668	10.578122	3.88%	54
2018	9.718129	10.182668	4.78%	54
2017	9.682765	9.718129	0.37%	54
2016	9.659023	9.682765	0.25%	54
2015	9.961439	9.659023	-3.04%	54
2014	10.042298	9.961439	-0.81%	5,613
2013*	10.000000	10.042298	0.42%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.482770	5.224725	16.55%	0
2019	4.095194	4.482770	9.46%	697
2018	5.836062	4.095194	-29.83%	981
2017	6.066947	5.836062	-3.81%	3,605
2016	4.314141	6.066947	40.63%	6,786
2015	6.624987	4.314141	-34.88%	3,733
2014	8.369678	6.624987	-20.85%	3,304
2013	7.738424	8.369678	8.16%	1,257
2012	7.649868	7.738424	1.16%	0
2011*	10.000000	7.649868	-23.50%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	11.898360	16.140367	35.65%	0
2019	8.763910	11.898360	35.77%	0
2018	10.737805	8.763910	-18.38%	0
2017*	10.000000	10.737805	7.38%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.732271	10.338722	-3.67%	0
2019*	10.000000	10.732271	7.32%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	14.437975	15.426797	6.85%	0
2019	12.489337	14.437975	15.60%	0
2018	13.646647	12.489337	-8.48%	0
2017	12.067449	13.646647	13.09%	0
2016	11.813229	12.067449	2.15%	0
2015	11.924681	11.813229	-0.93%	0
2014	11.383591	11.924681	4.75%	0
2013	10.010593	11.383591	13.72%	0
2012	9.028659	10.010593	10.88%	0
2011*	10.000000	9.028659	-9.71%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.694442	8.691148	-0.04%	0
2019	7.611992	8.694442	14.22%	0
2018*	10.000000	7.611992	-23.88%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.576539	6.279943	-26.78%	0
2019	7.282818	8.576539	17.76%	0
2018	9.189894	7.282818	-20.75%	0
2017	9.475598	9.189894	-3.02%	0
2016	6.880931	9.475598	37.71%	491
2015	11.334537	6.880931	-39.29%	0
2014	10.356031	11.334537	9.45%	0
2013*	10.000000	10.356031	3.56%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	14.925215	15.947003	6.85%	0
2019	10.913168	14.925215	36.76%	0
2018	12.759046	10.913168	-14.47%	0
2017	10.439493	12.759046	22.22%	0
2016	9.885588	10.439493	5.60%	0
2015	10.242885	9.885588	-3.49%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	10.036921	10.754039	7.14%	0
2019	9.423741	10.036921	6.51%	0
2018	9.916433	9.423741	-4.97%	400
2017	9.779794	9.916433	1.40%	3,673
2016	9.578919	9.779794	2.10%	1,259
2015	10.042293	9.578919	-4.61%	0
2014	9.940187	10.042293	1.03%	0
2013	11.105514	9.940187	-10.49%	0
2012	10.574887	11.105514	5.02%	825
2011*	10.000000	10.574887	5.75%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	13.275507	14.516650	9.35%	11,028
2019	10.951317	13.275507	21.22%	30,586
2018	12.024931	10.951317	-8.93%	27,751
2017	10.204105	12.024931	17.84%	5,997
2016	9.193355	10.204105	10.99%	4,996
2015*	10.000000	9.193355	-8.07%	8,394
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	12.893228	12.732735	-1.24%	0
2019	10.377670	12.893228	24.24%	0
2018	11.681429	10.377670	-11.16%	0
2017	10.982704	11.681429	6.36%	733
2016	9.320240	10.982704	17.84%	814
2015*	10.000000	9.320240	-6.80%	4,113
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	11.014551	11.215426	1.82%	0
2019	9.575260	11.014551	15.03%	0
2018	10.557174	9.575260	-9.30%	0
2017	9.581931	10.557174	10.18%	0
2016	9.439599	9.581931	1.51%	0
2015	9.828142	9.439599	-3.95%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	15.241738	19.287483	26.54%	0
2019	11.874439	15.241738	28.36%	0
2018	13.614434	11.874439	-12.78%	0
2017	11.080440	13.614434	22.87%	0
2016	11.123462	11.080440	-0.39%	0
2015	11.375951	11.123462	-2.22%	0
2014	11.416925	11.375951	-0.36%	0
2013*	10.000000	11.416925	14.17%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.270864	10.903062	6.16%	0
2019	9.621791	10.270864	6.75%	0
2018	9.910934	9.621791	-2.92%	0
2017	9.818462	9.910934	0.94%	0
2016*	10.000000	9.818462	-1.82%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	11.935422	13.348070	11.84%	0
2019	10.067299	11.935422	18.56%	0
2018	10.857625	10.067299	-7.28%	0
2017	9.676497	10.857625	12.21%	0
2016	9.319448	9.676497	3.83%	0
2015	9.924682	9.319448	-6.10%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.234758	14.418608	1.29%	0
2019	11.419111	14.234758	24.66%	0
2018	12.612893	11.419111	-9.46%	0
2017	11.070223	12.612893	13.94%	0
2016*	10.000000	11.070223	10.70%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	13.579752	16.031436	18.05%	0
2019	11.791543	13.579752	15.17%	1,963
2018	13.047165	11.791543	-9.62%	3,132
2017	11.731586	13.047165	11.21%	6,420
2016	11.555063	11.731586	1.53%	19,316
2015	11.934494	11.555063	-3.18%	20,266
2014	11.971653	11.934494	-0.31%	7,461
2013	10.698606	11.971653	11.90%	1,957
2012	9.948299	10.698606	7.54%	0
2011	10.555869	9.948299	-5.76%	6,476
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.642813	13.334754	5.47%	0
2019	10.785696	12.642813	17.22%	0
2018	13.081768	10.785696	-17.55%	0
2017	11.626476	13.081768	12.52%	0
2016	10.318625	11.626476	12.67%	0
2015	10.823098	10.318625	-4.66%	0
2014*	10.000000	10.823098	8.23%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.853915	11.284612	3.97%	0
2019	9.524361	10.853915	13.96%	0
2018	10.145516	9.524361	-6.12%	0
2017*	10.000000	10.145516	1.46%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	4.926168	4.746476	-3.65%	0
2019	4.721129	4.926168	4.34%	0
2018	5.465063	4.721129	-13.61%	0
2017	5.504195	5.465063	-0.71%	0
2016	5.023780	5.504195	9.56%	0
2015	6.858144	5.023780	-26.75%	0
2014	8.449997	6.858144	-18.84%	0
2013	9.629147	8.449997	-12.25%	0
2012	10.057012	9.629147	-4.25%	0
2011	11.772124	10.057012	-14.57%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.503975	10.478263	-0.24%	0
2019	10.030236	10.503975	4.72%	4,281
2018	10.265934	10.030236	-2.30%	1,105
2017	10.146928	10.265934	1.17%	555
2016	9.522668	10.146928	6.56%	0
2015*	10.000000	9.522668	-4.77%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.354026	13.253100	28.00%	0
2019	8.194606	10.354026	26.35%	0
2018*	10.000000	8.194606	-18.05%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	13.462038	15.079661	12.02%	0
2019	11.663884	13.462038	15.42%	0
2018	12.637291	11.663884	-7.70%	0
2017	11.359568	12.637291	11.25%	0
2016	11.293696	11.359568	0.58%	0
2015	11.554726	11.293696	-2.26%	0
2014	11.194637	11.554726	3.22%	0
2013	9.924110	11.194637	12.80%	0
2012	9.041587	9.924110	9.76%	0
2011*	10.000000	9.041587	-9.58%	5,411
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.361541	15.959180	19.44%	11,108
2019	11.007561	13.361541	21.39%	13,654
2018	11.779748	11.007561	-6.56%	13,654
2017	10.372275	11.779748	13.57%	2,546
2016*	10.000000	10.372275	3.72%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	13.005208	13.538269	4.10%	0
2019	10.461816	13.005208	24.31%	0
2018	11.697190	10.461816	-10.56%	0
2017	10.616509	11.697190	10.18%	13,635
2016	9.221569	10.616509	15.13%	17,084
2015*	10.000000	9.221569	-7.78%	905
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.378831	15.130393	5.23%	0
2019	11.337258	14.378831	26.83%	0
2018	12.767449	11.337258	-11.20%	0
2017	11.194204	12.767449	14.05%	0
2016*	10.000000	11.194204	11.94%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	16.886065	23.707022	40.39%	9,505
2019	12.887219	16.886065	31.03%	35,936
2018	13.236025	12.887219	-2.64%	32,062
2017	10.037904	13.236025	31.86%	27,023
2016	10.206960	10.037904	-1.66%	7,782
2015*	10.000000	10.206960	2.07%	6,717
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	11.187903	11.206914	0.17%	0
2019	9.967411	11.187903	12.24%	0
2018	10.576489	9.967411	-5.76%	0
2017	10.114457	10.576489	4.57%	0
2016	9.057885	10.114457	11.66%	0
2015*	10.000000	9.057885	-9.42%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.468693	11.176611	6.76%	0
2019	9.784037	10.468693	7.00%	0
2018	10.084733	9.784037	-2.98%	0
2017	9.915131	10.084733	1.71%	0
2016*	10.000000	9.915131	-0.85%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.151538	10.165456	-8.84%	0
2019	9.274039	11.151538	20.24%	0
2018	10.138347	9.274039	-8.53%	0
2017*	10.000000	10.138347	1.38%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	10.819208	11.338778	4.80%	0
2019	9.997282	10.819208	8.22%	0
2018	10.520397	9.997282	-4.97%	0
2017	10.001705	10.520397	5.19%	0
2016	9.467012	10.001705	5.65%	0
2015	9.871095	9.467012	-4.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.773479	17.238069	9.29%	0
2019	13.455994	15.773479	17.22%	636
2018	15.229983	13.455994	-11.65%	694
2017	13.905822	15.229983	9.52%	694
2016	12.561993	13.905822	10.70%	781
2015	13.695583	12.561993	-8.28%	781
2014	13.615891	13.695583	0.59%	781
2013	11.248254	13.615891	21.05%	1,060
2012	9.972753	11.248254	12.79%	0
2011	10.356329	9.972753	-3.70%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	12.394496	12.205882	-1.52%	11,213
2019	10.919694	12.394496	13.51%	11,213
2018	11.668968	10.919694	-6.42%	11,213
2017	10.878402	11.668968	7.27%	9,898
2016	9.754475	10.878402	11.52%	7,979
2015	10.730959	9.754475	-9.10%	7,979
2014	10.488228	10.730959	2.31%	13,944
2013*	10.000000	10.488228	4.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	13.615489	12.721557	-6.57%	0
2019	11.193951	13.615489	21.63%	0
2018	12.893655	11.193951	-13.18%	0
2017	12.139124	12.893655	6.22%	0
2016	11.064271	12.139124	9.71%	0
2015	11.741808	11.064271	-5.77%	0
2014	11.357603	11.741808	3.38%	1,713
2013*	10.000000	11.357603	13.58%	265
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.333208	8.645772	-7.37%	0
2019	9.354849	9.333208	-0.23%	0
2018	9.384624	9.354849	-0.32%	0
2017	9.413856	9.384624	-0.31%	772
2016	9.350268	9.413856	0.68%	0
2015*	10.000000	9.350268	-6.50%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.100385	11.302754	1.82%	0
2019	10.139735	11.100385	9.47%	0
2018	10.839112	10.139735	-6.45%	0
2017	9.797580	10.839112	10.63%	0
2016	9.600913	9.797580	2.05%	0
2015	10.423274	9.600913	-7.89%	0
2014	10.253205	10.423274	1.66%	0
2013*	10.000000	10.253205	2.53%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.352297	9.181529	-1.83%	0
2019	9.388615	9.352297	-0.39%	0
2018	9.471430	9.388615	-0.87%	16,222
2017	9.563814	9.471430	-0.97%	0
2016	9.685304	9.563814	-1.25%	0
2015	9.959471	9.685304	-2.75%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.949254	10.384196	4.37%	0
2019	9.348341	9.949254	6.43%	0
2018*	10.000000	9.348341	-6.52%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	5.898943	5.919009	0.34%	0
2019	5.577518	5.898943	5.76%	0
2018	6.269724	5.577518	-11.04%	0
2017	5.896776	6.269724	6.32%	0
2016	7.073498	5.896776	-16.64%	0
2015	7.346319	7.073498	-3.71%	292
2014	6.701708	7.346319	9.62%	292
2013	6.679532	6.701708	0.33%	292
2012	7.692088	6.679532	-13.16%	292
2011	8.607346	7.692088	-10.63%	292
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	15.261317	15.661199	2.62%	0
2019	14.785759	15.261317	3.22%	0
2018	17.366877	14.785759	-14.86%	0
2017	15.460074	17.366877	12.33%	0
2016	15.704001	15.460074	-1.55%	208
2015	15.857443	15.704001	-0.97%	424
2014	15.773325	15.857443	0.53%	2,464
2013	13.730921	15.773325	14.87%	1,733
2012	13.444808	13.730921	2.13%	424
2011	14.712122	13.444808	-8.61%	424
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	8.020526	8.423603	5.03%	0
2019	7.809432	8.020526	2.70%	0
2018	8.413017	7.809432	-7.17%	0
2017	8.296849	8.413017	1.40%	0
2016	8.524202	8.296849	-2.67%	0
2015	8.557733	8.524202	-0.39%	841
2014	8.360656	8.557733	2.36%	841
2013	8.409693	8.360656	-0.58%	841
2012	8.412181	8.409693	-0.03%	841
2011	8.319633	8.412181	1.11%	841
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	10.928159	10.688498	-2.19%	0
2019	10.384372	10.928159	5.24%	0
2018	10.705370	10.384372	-3.00%	738
2017	10.579203	10.705370	1.19%	2,899
2016	9.963338	10.579203	6.18%	1,474
2015	10.113788	9.963338	-1.49%	21,036
2014	10.100794	10.113788	0.13%	8,946
2013*	10.000000	10.100794	1.01%	7,555

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	11.601092	12.479346	7.57%	0
2019	10.325351	11.601092	12.36%	0
2018	11.318591	10.325351	-8.78%	0
2017	10.536517	11.318591	7.42%	0
2016	9.660395	10.536517	9.07%	0
2015	10.332425	9.660395	-6.50%	0
2014	9.994162	10.332425	3.38%	0
2013*	10.000000	9.994162	-0.06%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	16.297125	20.295838	24.54%	0
2019	12.676408	16.297125	28.56%	0
2018	14.968072	12.676408	-15.31%	0
2017	11.226270	14.968072	33.33%	0
2016	11.496179	11.226270	-2.35%	0
2015	11.338420	11.496179	1.39%	0
2014	11.359937	11.338420	-0.19%	0
2013*	10.000000	11.359937	13.60%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	13.543372	15.083626	11.37%	0
2019	11.371486	13.543372	19.10%	0
2018	12.297661	11.371486	-7.53%	1,357
2017	10.630855	12.297661	15.68%	5,721
2016	11.155849	10.630855	-4.71%	4,760
2015	12.445664	11.155849	-10.36%	16,948
2014	13.432990	12.445664	-7.35%	5,331
2013	10.976446	13.432990	22.38%	3,155
2012	9.417919	10.976446	16.55%	1,959
2011	10.377174	9.417919	-9.24%	8,084
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.694426	9.360180	-3.45%	0
2019	8.390326	9.694426	15.54%	0
2018	10.535278	8.390326	-20.36%	0
2017	8.426621	10.535278	25.02%	2,090
2016	7.133274	8.426621	18.13%	994
2015	9.123773	7.133274	-21.82%	0
2014	9.782726	9.123773	-6.74%	0
2013*	10.000000	9.782726	-2.17%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	11.014842	11.539501	4.76%	0
2019	9.878257	11.014842	11.51%	0
2018	10.540626	9.878257	-6.28%	0
2017	9.939456	10.540626	6.05%	0
2016	8.809471	9.939456	12.83%	0
2015	9.590652	8.809471	-8.15%	0
2014	9.956718	9.590652	-3.68%	0
2013*	10.000000	9.956718	-0.43%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.334631	10.857954	5.06%	0
2019	9.747349	10.334631	6.03%	0
2018	10.071224	9.747349	-3.22%	0
2017	9.914080	10.071224	1.59%	0
2016*	10.000000	9.914080	-0.86%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.483996	17.878401	32.59%	0
2019	11.298067	13.483996	19.35%	0
2018	11.860788	11.298067	-4.74%	0
2017	10.865892	11.860788	9.16%	0
2016*	10.000000	10.865892	8.66%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	12.110557	12.553112	3.65%	0
2019	10.833591	12.110557	11.79%	2,138
2018	11.637586	10.833591	-6.91%	2,138
2017	10.759646	11.637586	8.16%	3,113
2016	10.380117	10.759646	3.66%	3,113
2015	10.884754	10.380117	-4.64%	2,138
2014	10.676136	10.884754	1.95%	2,478
2013	10.057143	10.676136	6.15%	3,341
2012	9.411984	10.057143	6.85%	0
2011*	10.000000	9.411984	-5.88%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	12.069257	12.456846	3.21%	0
2019	10.809110	12.069257	11.66%	0
2018	11.891356	10.809110	-9.10%	0
2017	11.094606	11.891356	7.18%	0
2016	10.258080	11.094606	8.15%	0
2015	10.613619	10.258080	-3.35%	0
2014	10.547516	10.613619	0.63%	0
2013	11.819841	10.547516	-10.76%	0
2012	10.253419	11.819841	15.28%	0
2011*	10.000000	10.253419	2.53%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.383424	11.937029	-3.60%	0
2019	9.902406	12.383424	25.05%	0
2018	10.993792	9.902406	-9.93%	0
2017	9.987497	10.993792	10.08%	0
2016	8.882092	9.987497	12.45%	0
2015	10.546407	8.882092	-15.78%	0
2014*	10.000000	10.546407	5.46%	1,270

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	12.663372	10.545350	-16.73%	0
2019	10.967918	12.663372	15.46%	0
2018	12.218018	10.967918	-10.23%	0
2017	11.386703	12.218018	7.30%	0
2016	11.289529	11.386703	0.86%	1,482
2015	11.709586	11.289529	-3.59%	1,581
2014	10.516278	11.709586	11.35%	1,445
2013	10.476912	10.516278	0.38%	0
2012	8.244329	10.476912	27.08%	0
2011*	10.000000	8.244329	-17.56%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	12.473575	13.522427	8.41%	0
2019	10.832269	12.473575	15.15%	0
2018	11.866283	10.832269	-8.71%	0
2017	10.462110	11.866283	13.42%	0
2016	10.139743	10.462110	3.18%	0
2015	11.092179	10.139743	-8.59%	0
2014	11.119754	11.092179	-0.25%	0
2013	9.822476	11.119754	13.21%	1,381
2012	8.833985	9.822476	11.19%	0
2011*	10.000000	8.833985	-11.66%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	15.234519	22.462144	47.44%	0
2019	11.726451	15.234519	29.92%	0
2018	14.390798	11.726451	-18.51%	0
2017	11.720510	14.390798	22.78%	0
2016	12.287160	11.720510	-4.61%	1,193
2015	12.646391	12.287160	-2.84%	0
2014	13.108133	12.646391	-3.52%	0
2013	11.069702	13.108133	18.41%	0
2012	9.798512	11.069702	12.97%	0
2011	11.085377	9.798512	-11.61%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	16.999238	18.619891	9.53%	8,657
2019	14.390805	16.999238	18.13%	14,903
2018	15.487523	14.390805	-7.08%	16,291
2017	13.675118	15.487523	13.25%	17,787
2016	12.827428	13.675118	6.61%	12,076
2015	12.988167	12.827428	-1.24%	21,855
2014	12.649093	12.988167	2.68%	42,573
2013	10.490765	12.649093	20.57%	32,664
2012	9.270309	10.490765	13.17%	3,407
2011*	10.000000	9.270309	-7.30%	5,422

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.351207	10.534498	1.77%	0
2019	9.695128	10.351207	6.77%	0
2018	10.152521	9.695128	-4.51%	787
2017	9.762162	10.152521	4.00%	3,305
2016	9.186774	9.762162	6.26%	3,077
2015	9.673030	9.186774	-5.03%	0
2014	9.520859	9.673030	1.60%	0
2013*	10.000000	9.520859	-4.79%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	16.968446	18.313465	7.93%	900
2019	13.417782	16.968446	26.46%	980
2018	13.721789	13.417782	-2.22%	0
2017	11.640448	13.721789	17.88%	0
2016	10.684657	11.640448	8.95%	0
2015	10.823769	10.684657	-1.29%	0
2014*	10.000000	10.823769	8.24%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.690091	13.096101	12.03%	0
2019	10.398887	11.690091	12.42%	2,583
2018	11.618360	10.398887	-10.50%	2,583
2017	10.029996	11.618360	15.84%	2,583
2016*	10.000000	10.029996	0.30%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	18.146874	19.976673	10.08%	0
2019	14.968523	18.146874	21.23%	0
2018	17.150133	14.968523	-12.72%	0
2017	14.636813	17.150133	17.17%	0
2016	13.810104	14.636813	5.99%	0
2015	14.372889	13.810104	-3.92%	0
2014	14.063791	14.372889	2.20%	0
2013	11.106361	14.063791	26.63%	0
2012	9.777389	11.106361	13.59%	0
2011	10.678034	9.777389	-8.43%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.305631	15.345259	7.27%	3,733
2019	12.590374	14.305631	13.62%	4,062
2018	13.731183	12.590374	-8.31%	4,355
2017	12.529193	13.731183	9.59%	4,684
2016	12.072813	12.529193	3.78%	4,993
2015	12.476589	12.072813	-3.24%	2,313
2014	12.231606	12.476589	2.00%	2,649
2013	10.907893	12.231606	12.14%	0
2012	10.043000	10.907893	8.61%	0
2011	10.408430	10.043000	-3.51%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.253139	17.718344	9.01%	0
2019	13.821228	16.253139	17.60%	0
2018	15.389744	13.821228	-10.19%	0
2017	13.587314	15.389744	13.27%	0
2016	12.944344	13.587314	4.97%	0
2015	13.413790	12.944344	-3.50%	0
2014	13.100159	13.413790	2.39%	0
2013	11.047615	13.100159	18.58%	0
2012	9.940540	11.047615	11.14%	1,908
2011	10.526633	9.940540	-5.57%	1,908
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.778502	12.394060	5.23%	0
2019	10.882241	11.778502	8.24%	7,455
2018	11.426078	10.882241	-4.76%	7,455
2017	10.983963	11.426078	4.03%	7,455
2016	10.735143	10.983963	2.32%	0
2015	11.057799	10.735143	-2.92%	10,417
2014	10.941472	11.057799	1.06%	14,367
2013	10.661674	10.941472	2.62%	14,367
2012	10.141601	10.661674	5.13%	16,035
2011	10.224921	10.141601	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.278532	11.586532	2.73%	0
2019	10.129064	11.278532	11.35%	0
2018	11.139380	10.129064	-9.07%	0
2017	9.923846	11.139380	12.25%	0
2016	9.612327	9.923846	3.24%	0
2015	10.269569	9.612327	-6.40%	0
2014	10.268507	10.269569	0.01%	0
2013*	10.000000	10.268507	2.69%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.666214	12.249264	5.00%	0
2019	10.335395	11.666214	12.88%	2,282
2018	11.373713	10.335395	-9.13%	2,282
2017	9.872368	11.373713	15.21%	2,282
2016	9.503430	9.872368	3.88%	2,282
2015	10.215422	9.503430	-6.97%	2,282
2014	10.340440	10.215422	-1.21%	0
2013*	10.000000	10.340440	3.40%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.294643	16.557166	8.25%	0
2019	13.236892	15.294643	15.55%	15,473
2018	14.568818	13.236892	-9.14%	9,460
2017	13.069818	14.568818	11.47%	10,530
2016	12.519295	13.069818	4.40%	16,239
2015	12.938854	12.519295	-3.24%	7,020
2014	12.651718	12.938854	2.27%	8,203
2013	10.981107	12.651718	15.21%	9,688
2012	9.992609	10.981107	9.89%	0
2011	10.460934	9.992609	-4.48%	2,599
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	17.031990	18.699527	9.79%	0
2019	14.247666	17.031990	19.54%	2,342
2018	16.100126	14.247666	-11.51%	2,342
2017	13.941961	16.100126	15.48%	735
2016	13.248934	13.941961	5.23%	2,941
2015	13.754381	13.248934	-3.67%	2,941
2014	13.450222	13.754381	2.26%	2,220
2013	11.066167	13.450222	21.54%	2,220
2012	9.875266	11.066167	12.06%	0
2011	10.591791	9.875266	-6.76%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.498640	14.397129	6.66%	0
2019	12.075295	13.498640	11.79%	0
2018	12.966091	12.075295	-6.87%	0
2017	12.064282	12.966091	7.48%	0
2016	11.636941	12.064282	3.67%	0
2015	12.026843	11.636941	-3.24%	10,445
2014	11.815067	12.026843	1.79%	14,405
2013	10.860270	11.815067	8.79%	14,405
2012	10.091566	10.860270	7.62%	16,077
2011	10.346041	10.091566	-2.46%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.271240	10.768214	4.84%	0
2019	9.688736	10.271240	6.01%	0
2018	9.944120	9.688736	-2.57%	655
2017	9.859480	9.944120	0.86%	0
2016	9.857695	9.859480	0.02%	0
2015	10.065182	9.857695	-2.06%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.728196	17.28%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	10.822548	11.541329	6.64%	0
2019	10.097274	10.822548	7.18%	0
2018	10.477979	10.097274	-3.63%	763
2017	10.324116	10.477979	1.49%	4,372
2016	10.214948	10.324116	1.07%	4,572
2015	10.499052	10.214948	-2.71%	0
2014	10.235569	10.499052	2.57%	0
2013	10.684746	10.235569	-4.20%	0
2012	10.199681	10.684746	4.76%	0
2011*	10.000000	10.199681	2.00%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.458609	10.611297	1.46%	0
2019	10.033087	10.458609	4.24%	0
2018*	10.000000	10.033087	0.33%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	11.162908	12.369057	10.80%	0
2019	9.283784	11.162908	20.24%	0
2018	11.496244	9.283784	-19.25%	0
2017	8.306452	11.496244	38.40%	0
2016	7.884334	8.306452	5.35%	0
2015	9.596951	7.884334	-17.85%	0
2014*	10.000000	9.596951	-4.03%	1,159
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.563615	11.989500	3.68%	0
2019	10.304719	11.563615	12.22%	0
2018	10.863626	10.304719	-5.14%	0
2017	10.404277	10.863626	4.42%	0
2016	9.318481	10.404277	11.65%	0
2015	9.783209	9.318481	-4.75%	0
2014*	10.000000	9.783209	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	9.863111	10.232894	3.75%	0
2019	9.489914	9.863111	3.93%	0
2018	9.709236	9.489914	-2.26%	0
2017	9.724357	9.709236	-0.16%	0
2016	9.869299	9.724357	-1.47%	417
2015	10.102306	9.869299	-2.31%	0
2014*	10.000000	10.102306	1.02%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	8.228151	8.061851	-2.02%	344
2019	8.286651	8.228151	-0.71%	344
2018	8.378789	8.286651	-1.10%	344
2017	8.548283	8.378789	-1.98%	1,313
2016	8.739876	8.548283	-2.19%	1,323
2015	8.936475	8.739876	-2.20%	2,080
2014	9.137496	8.936475	-2.20%	24,879
2013	9.343040	9.137496	-2.20%	17,731
2012	9.553789	9.343040	-2.21%	24,472
2011	9.768104	9.553789	-2.19%	41,191
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.392733	11.981542	5.17%	0
2019	9.566436	11.392733	19.09%	0
2018	11.350335	9.566436	-15.72%	351
2017	9.292381	11.350335	22.15%	2,556
2016	9.413969	9.292381	-1.29%	1,557
2015	9.719033	9.413969	-3.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.324795	14.701865	10.33%	0
2019	11.011293	13.324795	21.01%	0
2018	12.354425	11.011293	-10.87%	0
2017	10.665818	12.354425	15.83%	0
2016	9.961882	10.665818	7.07%	0
2015	10.288688	9.961882	-3.18%	0
2014*	10.000000	10.288688	2.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	11.803012	12.629174	7.00%	0
2019	10.463295	11.803012	12.80%	0
2018	11.245352	10.463295	-6.95%	0
2017	10.345980	11.245352	8.69%	0
2016	9.950883	10.345980	3.97%	0
2015	10.192441	9.950883	-2.37%	0
2014*	10.000000	10.192441	1.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	12.681265	13.843322	9.16%	0
2019	10.810766	12.681265	17.30%	0
2018	11.820201	10.810766	-8.54%	0
2017	10.526468	11.820201	12.29%	0
2016	9.989461	10.526468	5.38%	0
2015	10.268803	9.989461	-2.72%	0
2014*	10.000000	10.268803	2.69%	3,430

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	10.735514	11.204402	4.37%	0
2019	10.021636	10.735514	7.12%	0
2018	10.436536	10.021636	-3.98%	0
2017	10.096872	10.436536	3.36%	0
2016	9.901196	10.096872	1.98%	0
2015	10.097194	9.901196	-1.94%	0
2014*	10.000000	10.097194	0.97%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.427322	11.685595	2.26%	0
2019	10.340295	11.427322	10.51%	0
2018	11.204558	10.340295	-7.71%	0
2017	10.046260	11.204558	11.53%	0
2016	9.716990	10.046260	3.39%	0
2015	10.268417	9.716990	-5.37%	0
2014	10.247742	10.268417	0.20%	0
2013*	10.000000	10.247742	2.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.942108	12.418458	3.99%	0
2019	10.595135	11.942108	12.71%	0
2018	11.533093	10.595135	-8.13%	0
2017	10.081602	11.533093	14.40%	0
2016	9.637837	10.081602	4.60%	0
2015	10.260475	9.637837	-6.07%	0
2014	10.312512	10.260475	-0.50%	0
2013*	10.000000	10.312512	3.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.289623	13.262627	7.92%	0
2019	10.672239	12.289623	15.16%	0
2018	11.570918	10.672239	-7.77%	0
2017	10.476183	11.570918	10.45%	0
2016	9.997084	10.476183	4.79%	0
2015	10.256311	9.997084	-2.53%	0
2014*	10.000000	10.256311	2.56%	2,095
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	12.966344	14.244538	9.86%	0
2019	10.882528	12.966344	19.15%	0
2018	12.060653	10.882528	-9.77%	0
2017	10.568456	12.060653	14.12%	0
2016	9.960695	10.568456	6.10%	0
2015	10.259658	9.960695	-2.91%	0
2014*	10.000000	10.259658	2.60%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.492251	12.200722	6.16%	0
2019	10.354620	11.492251	10.99%	0
2018	10.999355	10.354620	-5.86%	0
2017	10.297524	10.999355	6.82%	0
2016	9.960463	10.297524	3.38%	0
2015	10.187648	9.960463	-2.23%	0
2014*	10.000000	10.187648	1.88%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.409665	10.906018	4.77%	0
2019*	10.000000	10.409665	4.10%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.708666	12.123694	13.21%	0
2019*	10.000000	10.708666	7.09%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	25.078980	31.865129	27.06%	0
2019	19.692295	25.078980	27.35%	0
2018	20.835988	19.692295	-5.49%	0
2017	16.402293	20.835988	27.03%	1,103
2016	16.442995	16.402293	-0.25%	959
2015	16.302676	16.442995	0.86%	0
2014	15.133582	16.302676	7.73%	0
2013	11.512088	15.133582	31.46%	0
2012	10.135706	11.512088	13.58%	440
2011	10.709416	10.135706	-5.36%	440
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.401900	19.013251	15.92%	0
2019	12.211772	16.401900	34.31%	0
2018	12.683490	12.211772	-3.72%	0
2017	10.205421	12.683490	24.28%	0
2016*	10.000000	10.205421	2.05%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.771089	17.71%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	13.677629	15.131080	10.63%	0
2019	11.130224	13.677629	22.89%	0
2018	12.844326	11.130224	-13.35%	282
2017	11.342602	12.844326	13.24%	940
2016	9.640909	11.342602	17.65%	1,529
2015	10.114111	9.640909	-4.68%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.140093	21.405070	-3.32%	0
2019	18.279193	22.140093	21.12%	0
2018	21.524505	18.279193	-15.08%	0
2017	19.331897	21.524505	11.34%	0
2016	16.808266	19.331897	15.01%	227
2015	17.697089	16.808266	-5.02%	0
2014	15.463279	17.697089	14.45%	0
2013	11.653310	15.463279	32.69%	0
2012	10.241933	11.653310	13.78%	0
2011	10.720743	10.241933	-4.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	16.720791	23.039654	37.79%	0
2019	12.597860	16.720791	32.73%	0
2018	13.994120	12.597860	-9.98%	0
2017	11.453181	13.994120	22.19%	0
2016	10.812168	11.453181	5.93%	0
2015	10.972453	10.812168	-1.46%	901
2014*	10.000000	10.972453	9.72%	1,801
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	12.188701	12.534747	2.84%	0
2019	10.472935	12.188701	16.38%	0
2018	12.896347	10.472935	-18.79%	1,953
2017	12.089867	12.896347	6.67%	2,101
2016	9.815567	12.089867	23.17%	2,239
2015	10.679600	9.815567	-8.09%	2,390
2014*	10.000000	10.679600	6.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	13.954293	16.743881	19.99%	1,508
2019	11.355648	13.954293	22.88%	1,641
2018	13.292012	11.355648	-14.57%	0
2017	11.974989	13.292012	11.00%	0
2016	9.967704	11.974989	20.14%	0
2015	10.361393	9.967704	-3.80%	0
2014*	10.000000	10.361393	3.61%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.539543	17.234286	10.91%	0
2019	12.404941	15.539543	25.27%	0
2018	13.354367	12.404941	-7.11%	0
2017	10.944059	13.354367	22.02%	0
2016*	10.000000	10.944059	9.44%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	14.002919	12.914446	-7.77%	0
2019	10.976148	14.002919	27.58%	0
2018	11.699156	10.976148	-6.18%	0
2017	11.269235	11.699156	3.81%	0
2016	10.750367	11.269235	4.83%	0
2015	11.651761	10.750367	-7.74%	0
2014	9.263701	11.651761	25.78%	0
2013*	10.000000	9.263701	-7.36%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	15.521179	17.941461	15.59%	0
2019	12.100258	15.521179	28.27%	4,416
2018	12.973188	12.100258	-6.73%	3,318
2017	10.914264	12.973188	18.86%	5,747
2016	9.993338	10.914264	9.22%	6,837
2015	10.100659	9.993338	-1.06%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.391215	9.444715	0.57%	0
2019	9.225394	9.391215	1.80%	0
2018	9.357306	9.225394	-1.41%	0
2017	9.418475	9.357306	-0.65%	5,414
2016	9.395648	9.418475	0.24%	7,555
2015	9.639892	9.395648	-2.53%	0
2014	9.808291	9.639892	-1.72%	0
2013	10.018373	9.808291	-2.10%	0
2012	9.895641	10.018373	1.24%	0
2011*	10.000000	9.895641	-1.04%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.272231	15.487893	16.69%	0
2019	10.860070	13.272231	22.21%	0
2018	12.526826	10.860070	-13.31%	0
2017	11.217080	12.526826	11.68%	0
2016	9.488356	11.217080	18.22%	0
2015	10.199777	9.488356	-6.97%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	24.671723	38.727180	56.97%	0
2019	18.435411	24.671723	33.83%	0
2018	20.282123	18.435411	-9.11%	0
2017	16.261354	20.282123	24.73%	0
2016	15.676811	16.261354	3.73%	0
2015	16.085118	15.676811	-2.54%	0
2014	15.857145	16.085118	1.44%	0
2013	11.697658	15.857145	35.56%	0
2012	10.433478	11.697658	12.12%	0
2011	11.164670	10.433478	-6.55%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	9.701929	10.272099	5.88%	0
2019	8.606807	9.701929	12.72%	0
2018	9.441940	8.606807	-8.84%	0
2017	9.049107	9.441940	4.34%	0
2016	9.312139	9.049107	-2.82%	0
2015	10.029136	9.312139	-7.15%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	10.350443	10.649207	2.89%	0
2019	9.211202	10.350443	12.37%	0
2018	10.309351	9.211202	-10.65%	0
2017	9.551965	10.309351	7.93%	0
2016	8.942180	9.551965	6.82%	0
2015	9.868928	8.942180	-9.39%	0
2014	10.120905	9.868928	-2.49%	0
2013*	10.000000	10.120905	1.21%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	9.288916	9.304564	0.17%	0
2019	9.225306	9.288916	0.69%	0
2018	10.044612	9.225306	-8.16%	787
2017	9.983569	10.044612	0.61%	21,567
2016	9.017811	9.983569	10.71%	32,998
2015	9.526444	9.017811	-5.34%	15,679
2014	9.606060	9.526444	-0.83%	0
2013*	10.000000	9.606060	-3.94%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.248505	11.871016	5.53%	0
2019	10.292772	11.248505	9.29%	0
2018	11.131977	10.292772	-7.54%	0
2017	10.038612	11.131977	10.89%	0
2016	9.090607	10.038612	10.43%	0
2015	10.235616	9.090607	-11.19%	0
2014	10.418488	10.235616	-1.76%	36,103
2013	10.641224	10.418488	-2.09%	38,692
2012	9.477763	10.641224	12.28%	2,226
2011*	10.000000	9.477763	-5.22%	3,352
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.598923	5.543003	-1.00%	0
2019	5.141278	5.598923	8.90%	0
2018	6.127932	5.141278	-16.10%	0
2017	6.139723	6.127932	-0.19%	0
2016	5.464735	6.139723	12.35%	0
2015	7.516888	5.464735	-27.30%	0
2014	9.444754	7.516888	-20.41%	0
2013	11.323562	9.444754	-16.59%	0
2012	11.014500	11.323562	2.81%	0
2011	12.180622	11.014500	-9.57%	877

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.192539	10.436370	2.39%	5,238
2019	9.941320	10.192539	2.53%	0
2018	10.072867	9.941320	-1.31%	0
2017	9.817217	10.072867	2.60%	8,066
2016	9.593005	9.817217	2.34%	6,452
2015	9.987352	9.593005	-3.95%	6,452
2014	9.920041	9.987352	0.68%	5,561
2013*	10.000000	9.920041	-0.80%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	13.464581	14.034810	4.24%	0
2019	12.007989	13.464581	12.13%	0
2018	12.902191	12.007989	-6.93%	0
2017	12.016396	12.902191	7.37%	318
2016	10.852059	12.016396	10.73%	0
2015	11.364975	10.852059	-4.51%	0
2014	11.459677	11.364975	-0.83%	952
2013	12.605055	11.459677	-9.09%	0
2012	10.944797	12.605055	15.17%	0
2011	10.535976	10.944797	3.88%	0
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.424990	11.215699	7.58%	0
2019	10.054296	10.424990	3.69%	0
2018	10.742589	10.054296	-6.41%	0
2017	10.121141	10.742589	6.14%	0
2016	9.955700	10.121141	1.66%	0
2015	10.618599	9.955700	-6.24%	0
2014	10.628058	10.618599	-0.09%	0
2013	11.885258	10.628058	-10.58%	0
2012	11.372853	11.885258	4.51%	589
2011	10.821182	11.372853	5.10%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	14.514894	14.992381	3.29%	0
2019	12.949219	14.514894	12.09%	0
2018	13.616816	12.949219	-4.90%	283
2017	13.070735	13.616816	4.18%	300
2016	11.894495	13.070735	9.89%	1,330
2015	12.381081	11.894495	-3.93%	0
2014	12.263154	12.381081	0.96%	329
2013	11.870719	12.263154	3.31%	0
2012	10.629614	11.870719	11.68%	0
2011	10.527628	10.629614	0.97%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.731757	11.165906	4.05%	0
2019	10.117293	10.731757	6.07%	0
2018	10.316605	10.117293	-1.93%	761
2017*	10.000000	10.316605	3.17%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.468232	10.795612	3.13%	0
2019	10.012617	10.468232	4.55%	0
2018	10.036772	10.012617	-0.24%	766
2017*	10.000000	10.036772	0.37%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.277390	11.122973	8.23%	0
2019	9.828664	10.277390	4.57%	0
2018	10.477801	9.828664	-6.20%	0
2017	9.674344	10.477801	8.31%	0
2016	9.612280	9.674344	0.65%	0
2015	10.588261	9.612280	-9.22%	0
2014	10.793965	10.588261	-1.91%	0
2013	11.812497	10.793965	-8.62%	555
2012	11.478343	11.812497	2.91%	0
2011	10.824790	11.478343	6.04%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.300193	9.358425	0.63%	0
2019	9.150364	9.300193	1.64%	6,107
2018	9.335207	9.150364	-1.98%	6,107
2017	9.426582	9.335207	-0.97%	10,739
2016	9.513891	9.426582	-0.92%	11,305
2015	9.707644	9.513891	-2.00%	0
2014	9.852301	9.707644	-1.47%	0
2013	10.097376	9.852301	-2.43%	0
2012	9.763694	10.097376	3.42%	0
2011*	10.000000	9.763694	-2.36%	4,492
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.788919	11.451730	6.14%	0
2019	10.191126	10.788919	5.87%	5,059
2018	10.488242	10.191126	-2.83%	6,525
2017	10.230704	10.488242	2.52%	8,554
2016	10.196770	10.230704	0.33%	6,525
2015	10.391266	10.196770	-1.87%	6,525
2014	10.199928	10.391266	1.88%	1,466
2013	10.647977	10.199928	-4.21%	1,466
2012	9.943457	10.647977	7.09%	2,780
2011*	10.000000	9.943457	-0.57%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	14.237939	14.199966	-0.27%	0
2019	12.738564	14.237939	11.77%	0
2018	13.564786	12.738564	-6.09%	0
2017	12.959460	13.564786	4.67%	0
2016	11.645275	12.959460	11.29%	0
2015	12.433894	11.645275	-6.34%	0
2014	12.751352	12.433894	-2.49%	0
2013	11.661485	12.751352	9.35%	0
2012	10.306808	11.661485	13.14%	0
2011	10.756475	10.306808	-4.18%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	10.754286	14.256702	32.57%	0
2019	8.706015	10.754286	23.53%	0
2018	10.936870	8.706015	-20.40%	0
2017	8.415288	10.936870	29.96%	0
2016	8.549337	8.415288	-1.57%	0
2015	9.646588	8.549337	-11.37%	0
2014	10.020832	9.646588	-3.73%	0
2013	8.911917	10.020832	12.44%	0
2012	7.891500	8.911917	12.93%	0
2011	11.052677	7.891500	-28.60%	0
ProFunds - ProFund VP Banks - Q/NQ
2020	19.765123	16.389076	-17.08%	0
2019	14.813463	19.765123	33.43%	0
2018	18.450920	14.813463	-19.71%	0
2017	15.998064	18.450920	15.33%	0
2016	13.273659	15.998064	20.52%	0
2015	13.631300	13.273659	-2.62%	0
2014	12.627587	13.631300	7.95%	859
2013	9.674747	12.627587	30.52%	0
2012	7.415651	9.674747	30.46%	0
2011*	10.000000	7.415651	-25.84%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	10.198063	11.617886	13.92%	0
2019	8.857983	10.198063	15.13%	0
2018	11.001111	8.857983	-19.48%	0
2017	9.147731	11.001111	20.26%	0
2016	7.893370	9.147731	15.89%	0
2015	9.376479	7.893370	-15.82%	0
2014	9.428473	9.376479	-0.55%	0
2013	8.140127	9.428473	15.83%	281
2012	7.672583	8.140127	6.09%	0
2011*	10.000000	7.672583	-23.27%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2020	1.900174	1.382320	-27.25%	0
2019	2.521551	1.900174	-24.64%	0
2018	2.478125	2.521551	1.75%	0
2017	3.088648	2.478125	-19.77%	0
2016	3.632072	3.088648	-14.96%	0
2015	3.906103	3.632072	-7.02%	0
2014	4.657628	3.906103	-16.14%	0
2013	6.484054	4.657628	-28.17%	0
2012	7.949687	6.484054	-18.44%	0
2011	8.920684	7.949687	-10.88%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	27.792845	31.361014	12.84%	0
2019	24.402304	27.792845	13.89%	0
2018	26.760370	24.402304	-8.81%	0
2017	22.327410	26.760370	19.85%	0
2016	27.008947	22.327410	-17.33%	0
2015	26.734214	27.008947	1.03%	335
2014	21.071405	26.734214	26.87%	589
2013	12.792562	21.071405	64.72%	217
2012	9.296508	12.792562	37.61%	0
2011*	10.000000	9.296508	-7.03%	0
ProFunds - ProFund VP Bull - Q/NQ
2020	21.902451	24.855107	13.48%	0
2019	17.376497	21.902451	26.05%	0
2018	18.933579	17.376497	-8.22%	0
2017	16.220723	18.933579	16.72%	0
2016	15.123562	16.220723	7.25%	0
2015	15.534949	15.123562	-2.65%	9,231
2014	14.250124	15.534949	9.02%	10,603
2013	11.229164	14.250124	26.90%	0
2012	10.082035	11.229164	11.38%	7,859
2011	10.308280	10.082035	-2.19%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	17.273055	22.138951	28.17%	0
2019	13.954879	17.273055	23.78%	0
2018	16.750153	13.954879	-16.69%	0
2017	14.884923	16.750153	12.53%	0
2016	14.698041	14.884923	1.27%	0
2015	14.427989	14.698041	1.87%	0
2014	13.383719	14.427989	7.80%	0
2013	10.653531	13.383719	25.63%	0
2012	9.826591	10.653531	8.42%	53
2011*	10.000000	9.826591	-1.73%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	24.928107	31.290537	25.52%	0
2019	20.450094	24.928107	21.90%	0
2018	20.784859	20.450094	-1.61%	0
2017	17.953392	20.784859	15.77%	0
2016	17.618731	17.953392	1.90%	0
2015	17.208094	17.618731	2.39%	568
2014	15.645595	17.208094	9.99%	568
2013	11.437366	15.645595	36.79%	0
2012	9.578350	11.437366	19.41%	0
2011*	10.000000	9.578350	-4.22%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	8.916653	11.050765	23.93%	0
2019	7.338725	8.916653	21.50%	0
2018	8.857231	7.338725	-17.14%	0
2017	6.795645	8.857231	30.34%	0
2016	6.258972	6.795645	8.57%	0
2015	7.744616	6.258972	-19.18%	0
2014	8.199349	7.744616	-5.55%	1,473
2013	8.959275	8.199349	-8.48%	0
2012	8.596523	8.959275	4.22%	263
2011	10.946576	8.596523	-21.47%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	11.840706	10.510920	-11.23%	0
2019	10.278698	11.840706	15.20%	0
2018	12.240853	10.278698	-16.03%	0
2017	10.454596	12.240853	17.09%	0
2016	9.914859	10.454596	5.44%	0
2015	11.375420	9.914859	-12.84%	0
2014	12.732396	11.375420	-10.66%	0
2013	10.703036	12.732396	18.96%	0
2012	9.386526	10.703036	14.03%	0
2011	10.533308	9.386526	-10.89%	0
ProFunds - ProFund VP Financials - Q/NQ
2020	20.060155	19.271532	-3.93%	0
2019	15.745175	20.060155	27.41%	0
2018	17.976239	15.745175	-12.41%	0
2017	15.550777	17.976239	15.60%	0
2016	13.787407	15.550777	12.79%	0
2015	14.311455	13.787407	-3.66%	0
2014	12.959375	14.311455	10.43%	0
2013	10.032551	12.959375	29.17%	0
2012	8.224653	10.032551	21.98%	144
2011*	10.000000	8.224653	-17.75%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2020	24.626604	27.561903	11.92%	0
2019	21.094354	24.626604	16.75%	0
2018	20.655349	21.094354	2.13%	0
2017	17.465269	20.655349	18.27%	0
2016	18.611470	17.465269	-6.16%	0
2015	18.119928	18.611470	2.71%	0
2014	14.977807	18.119928	20.98%	968
2013	10.957906	14.977807	36.68%	88
2012	9.543780	10.957906	14.82%	0
2011*	10.000000	9.543780	-4.56%	0
ProFunds - ProFund VP Industrials - Q/NQ
2020	19.411786	22.166689	14.19%	0
2019	15.210307	19.411786	27.62%	0
2018	17.830666	15.210307	-14.70%	0
2017	14.894452	17.830666	19.71%	0
2016	12.955366	14.894452	14.97%	0
2015	13.715966	12.955366	-5.55%	682
2014	13.283647	13.715966	3.25%	682
2013	9.828835	13.283647	35.15%	0
2012	8.679116	9.828835	13.25%	380
2011*	10.000000	8.679116	-13.21%	0
ProFunds - ProFund VP International - Q/NQ
2020	11.272083	11.564000	2.59%	0
2019	9.663437	11.272083	16.65%	0
2018	11.730804	9.663437	-17.62%	0
2017	9.847458	11.730804	19.13%	0
2016	10.162417	9.847458	-3.10%	0
2015	10.770484	10.162417	-5.65%	0
2014	11.984548	10.770484	-10.13%	0
2013	10.255054	11.984548	16.86%	0
2012	9.045032	10.255054	13.38%	0
2011	10.796396	9.045032	-16.22%	0
ProFunds - ProFund VP Internet - Q/NQ
2020	27.667465	40.811394	47.51%	0
2019	23.967612	27.667465	15.44%	0
2018	23.357461	23.967612	2.61%	0
2017	17.553086	23.357461	33.07%	0
2016	17.006512	17.553086	3.21%	0
2015	14.448349	17.006512	17.71%	0
2014	14.609544	14.448349	-1.10%	637
2013	9.846387	14.609544	48.37%	626
2012	8.406818	9.846387	17.12%	0
2011*	10.000000	8.406818	-15.93%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2020	14.850492	16.837997	13.38%	0
2019	12.653976	14.850492	17.36%	0
2018	14.644243	12.653976	-13.59%	0
2017	12.640324	14.644243	15.85%	0
2016	12.870722	12.640324	-1.79%	0
2015	12.437737	12.870722	3.48%	1,117
2014	12.320066	12.437737	0.96%	1,443
2013	8.497949	12.320066	44.98%	390
2012	7.067559	8.497949	20.24%	0
2011	8.870998	7.067559	-20.33%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	32.129724	45.742744	42.37%	0
2019	24.032008	32.129724	33.70%	0
2018	25.044009	24.032008	-4.04%	0
2017	19.640426	25.044009	27.51%	0
2016	19.078251	19.640426	2.95%	821
2015	18.154078	19.078251	5.09%	1,835
2014	15.864476	18.154078	14.43%	2,268
2013	12.080611	15.864476	31.32%	2,278
2012	10.627838	12.080611	13.67%	1,984
2011	10.710516	10.627838	-0.77%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	8.358814	5.357438	-35.91%	0
2019	7.876083	8.358814	6.13%	0
2018	10.096134	7.876083	-21.99%	0
2017	10.661014	10.096134	-5.30%	0
2016	8.777427	10.661014	21.46%	0
2015	11.712631	8.777427	-25.06%	0
2014	13.436498	11.712631	-12.83%	0
2013	11.073211	13.436498	21.34%	0
2012	11.004084	11.073211	0.63%	178
2011	11.003939	11.004084	0.00%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	18.036758	19.847301	10.04%	0
2019	16.171893	18.036758	11.53%	0
2018	17.630737	16.171893	-8.27%	0
2017	16.334403	17.630737	7.94%	0
2016	17.348612	16.334403	-5.85%	0
2015	16.984235	17.348612	2.15%	56
2014	14.549448	16.984235	16.73%	0
2013	11.302072	14.549448	28.73%	0
2012	10.332039	11.302072	9.39%	433
2011*	10.000000	10.332039	3.32%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	3.870225	4.697594	21.38%	0
2019	2.710809	3.870225	42.77%	0
2018	3.203677	2.710809	-15.38%	0
2017	3.111313	3.203677	2.97%	0
2016	2.041544	3.111313	52.40%	0
2015	3.108910	2.041544	-34.33%	0
2014	4.175476	3.108910	-25.54%	0
2013	6.880281	4.175476	-39.31%	0
2012	8.233126	6.880281	-16.43%	85
2011*	10.000000	8.233126	-17.67%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2020	15.498859	14.203953	-8.35%	0
2019	12.502067	15.498859	23.97%	0
2018	13.557325	12.502067	-7.78%	0
2017	12.828755	13.557325	5.68%	0
2016	12.406276	12.828755	3.41%	0
2015	12.644367	12.406276	-1.88%	554
2014	10.341510	12.644367	22.27%	1,350
2013	10.564422	10.341510	-2.11%	0
2012	9.219340	10.564422	14.59%	0
2011*	10.000000	9.219340	-7.81%	572
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.393843	1.716059	-28.31%	0
2019	2.963876	2.393843	-19.23%	0
2018	2.909826	2.963876	1.86%	0
2017	3.377198	2.909826	-13.84%	0
2016	3.640905	3.377198	-7.24%	0
2015	3.782859	3.640905	-3.75%	2,144
2014	5.546285	3.782859	-31.79%	2,144
2013	4.868780	5.546285	13.92%	0
2012	5.349644	4.868780	-8.99%	3,832
2011	8.751968	5.349644	-38.87%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	28.513672	40.394147	41.67%	0
2019	19.465788	28.513672	46.48%	0
2018	22.175323	19.465788	-12.22%	0
2017	16.725647	22.175323	32.58%	0
2016	13.390529	16.725647	24.91%	0
2015	14.097153	13.390529	-5.01%	0
2014	10.714464	14.097153	31.57%	430
2013	8.207750	10.714464	30.54%	0
2012	8.758030	8.207750	-6.28%	0
2011*	10.000000	8.758030	-12.42%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	3.788438	2.528403	-33.26%	0
2019	4.902988	3.788438	-22.73%	0
2018	4.453322	4.902988	10.10%	0
2017	6.310199	4.453322	-29.43%	0
2016	7.702794	6.310199	-18.08%	0
2015	7.062503	7.702794	9.07%	1,015
2014	7.439269	7.062503	-5.06%	0
2013	7.624168	7.439269	-2.43%	0
2012	8.965683	7.624168	-14.96%	0
2011	8.283680	8.965683	8.23%	596
ProFunds - ProFund VP Short International - Q/NQ
2020	3.141942	2.552106	-18.77%	0
2019	3.890267	3.141942	-19.24%	0
2018	3.445108	3.890267	12.92%	0
2017	4.438302	3.445108	-22.38%	0
2016	4.822246	4.438302	-7.96%	0
2015	5.124528	4.822246	-5.90%	0
2014	5.097101	5.124528	0.54%	0
2013	6.597895	5.097101	-22.75%	0
2012	8.449924	6.597895	-21.92%	0
2011	8.486473	8.449924	-0.43%	1,537
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.192595	0.667418	-44.04%	0
2019	1.694975	1.192595	-29.64%	0
2018	1.784840	1.694975	-5.03%	0
2017	2.441225	1.784840	-26.89%	0
2016	2.775188	2.441225	-12.03%	0
2015	3.263303	2.775188	-14.96%	0
2014	4.138963	3.263303	-21.16%	0
2013	5.994883	4.138963	-30.96%	0
2012	7.549081	5.994883	-20.59%	0
2011	8.621744	7.549081	-12.44%	0
ProFunds - ProFund VP Technology - Q/NQ
2020	27.767639	39.325057	41.62%	0
2019	19.555911	27.767639	41.99%	0
2018	20.468197	19.555911	-4.46%	0
2017	15.480395	20.468197	32.22%	0
2016	14.088652	15.480395	9.88%	0
2015	14.067596	14.088652	0.15%	0
2014	12.177902	14.067596	15.52%	0
2013	9.946067	12.177902	22.44%	0
2012	9.219943	9.946067	7.88%	0
2011*	10.000000	9.219943	-7.80%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	12.247029	12.354970	0.88%	0
2019	10.911058	12.247029	12.24%	0
2018	13.143208	10.911058	-16.98%	0
2017	13.729594	13.143208	-4.27%	0
2016	11.538626	13.729594	18.99%	0
2015	11.621339	11.538626	-0.71%	0
2014	11.815930	11.621339	-1.65%	0
2013	10.780562	11.815930	9.60%	0
2012	9.460846	10.780562	13.95%	0
2011*	10.000000	9.460846	-5.39%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	15.779790	18.625619	18.03%	0
2019	13.647943	15.779790	15.62%	0
2018	14.756918	13.647943	-7.51%	0
2017	13.780593	14.756918	7.08%	0
2016	14.133206	13.780593	-2.49%	0
2015	15.315022	14.133206	-7.72%	0
2014	11.481181	15.315022	33.39%	0
2013	14.513115	11.481181	-20.89%	0
2012	14.697436	14.513115	-1.25%	0
2011	10.471060	14.697436	40.36%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	100.398770	182.933776	82.21%	0
2019	57.137267	100.398770	75.72%	0
2018	64.658450	57.137267	-11.63%	0
2017	39.271960	64.658450	64.64%	0
2016	36.965445	39.271960	6.24%	451
2015	33.270899	36.965445	11.10%	0
2014	25.043545	33.270899	32.85%	0
2013	14.301681	25.043545	75.11%	1,443
2012	10.933521	14.301681	30.81%	0
2011	11.314117	10.933521	-3.36%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.141615	0.039522	-72.09%	0
2019	0.292549	0.141615	-51.59%	0
2018	0.338388	0.292549	-13.55%	0
2017	0.628374	0.338388	-46.15%	0
2016	0.805214	0.628374	-21.96%	0
2015	1.116513	0.805214	-27.88%	3,388
2014	1.776994	1.116513	-37.17%	0
2013	3.537479	1.776994	-49.77%	0
2012	5.584368	3.537479	-36.65%	0
2011	7.336863	5.584368	-23.89%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2020	19.363195	18.482632	-4.55%	0
2019	16.112881	19.363195	20.17%	0
2018	16.015433	16.112881	0.61%	0
2017	14.800013	16.015433	8.21%	0
2016	13.149490	14.800013	12.55%	0
2015	14.365051	13.149490	-8.46%	0
2014	11.667883	14.365051	23.12%	1,460
2013	10.528642	11.667883	10.82%	0
2012	10.750854	10.528642	-2.07%	1,667
2011*	10.000000	10.750854	7.51%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2020	9.032633	8.086117	-10.48%	0
2019	7.193358	9.032633	25.57%	0
2018	9.103160	7.193358	-20.98%	0
2017	8.274340	9.103160	10.02%	0
2016	6.648109	8.274340	24.46%	0
2015	7.144977	6.648109	-6.95%	0
2014	7.064193	7.144977	1.14%	0
2013	5.591282	7.064193	26.34%	0
2012	4.602684	5.591282	21.48%	0
2011	6.051379	4.602684	-23.94%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	24.703090	28.931715	17.12%	0
2019	20.800530	24.703090	18.76%	0
2018	25.766716	20.800530	-19.27%	244
2017	21.694268	25.766716	18.77%	244
2016	16.949879	21.694268	27.99%	244
2015	20.956517	16.949879	-19.12%	613
2014	21.824435	20.956517	-3.98%	628
2013	22.040079	21.824435	-0.98%	628
2012	20.354307	22.040079	8.28%	480
2011	24.912002	20.354307	-18.30%	384
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	42.311699	50.200535	18.64%	0
2019	34.702409	42.311699	21.93%	61
2018	39.189258	34.702409	-11.45%	67
2017	30.955021	39.189258	26.60%	67
2016	39.395481	30.955021	-21.42%	75
2015	37.135311	39.395481	6.09%	3,363
2014	28.614591	37.135311	29.78%	3,383
2013	18.973533	28.614591	50.81%	2,530
2012	14.267407	18.973533	32.99%	0
2011	13.190628	14.267407	8.16%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	1.873352	1.415774	-24.43%	0
2019	1.661999	1.873352	12.72%	0
2018	2.002467	1.661999	-17.00%	0
2017	1.960532	2.002467	2.14%	0
2016	1.815646	1.960532	7.98%	0
2015	2.804535	1.815646	-35.26%	88
2014	4.345717	2.804535	-35.46%	88
2013	4.590914	4.345717	-5.34%	88
2012	4.761489	4.590914	-3.58%	88
2011	5.214845	4.761489	-8.69%	88
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	31.114805	32.735348	5.21%	93
2019	26.007177	31.114805	19.64%	93
2018	30.264788	26.007177	-14.07%	93
2017	27.745000	30.264788	9.08%	93
2016	26.909614	27.745000	3.10%	93
2015	25.903073	26.909614	3.89%	588
2014	23.516313	25.903073	10.15%	609
2013	18.748349	23.516313	25.43%	609
2012	17.580560	18.748349	6.64%	861
2011	15.800454	17.580560	11.27%	609
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	41.450694	41.239885	-0.51%	0
2019	28.740341	41.450694	44.22%	380
2018	34.266920	28.740341	-16.13%	387
2017	22.101498	34.266920	55.04%	81
2016	17.286324	22.101498	27.86%	1,472
2015	18.453520	17.286324	-6.33%	3,699
2014	16.154230	18.453520	14.23%	4,266
2013	10.152022	16.154230	59.12%	4,316
2012	8.861558	10.152022	14.56%	0
2011	8.305646	8.861558	6.69%	1,266
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	24.839118	37.888650	52.54%	0
2019	15.944961	24.839118	55.78%	0
2018	18.679262	15.944961	-14.64%	0
2017	14.571900	18.679262	28.19%	0
2016	11.982323	14.571900	21.61%	0
2015	11.999460	11.982323	-0.14%	877
2014	9.915587	11.999460	21.02%	913
2013	7.507058	9.915587	32.08%	1,177
2012	7.596555	7.507058	-1.18%	913
2011	9.300683	7.596555	-18.32%	913

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2020	12.954176	8.338991	-35.63%	0
2019	12.400753	12.954176	4.46%	70
2018	17.018911	12.400753	-27.14%	343
2017	18.563682	17.018911	-8.32%	76
2016	14.448149	18.563682	28.48%	333
2015	21.173397	14.448149	-31.76%	1,254
2014	26.605402	21.173397	-20.42%	298
2013	22.033047	26.605402	20.75%	395
2012	22.001309	22.033047	0.14%	298
2011	23.892641	22.001309	-7.92%	470
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	5.309717	3.253960	-38.72%	0
2019	5.432579	5.309717	-2.26%	0
2018	10.222274	5.432579	-46.86%	0
2017	12.846811	10.222274	-20.43%	0
2016	10.665791	12.846811	20.45%	0
2015	15.968006	10.665791	-33.21%	0
2014	23.107571	15.968006	-30.90%	0
2013	19.071315	23.107571	21.16%	0
2012	19.423040	19.071315	-1.81%	0
2011	21.893921	19.423040	-11.29%	316
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	11.783556	11.551510	-1.97%	0
2019	9.381536	11.783556	25.60%	0
2018	11.840790	9.381536	-20.77%	0
2017	9.413763	11.840790	25.78%	0
2016	10.193624	9.413763	-7.65%	0
2015	11.230087	10.193624	-9.23%	0
2014	13.121944	11.230087	-14.42%	0
2013	10.829518	13.121944	21.17%	96
2012	9.102156	10.829518	18.98%	0
2011	10.966741	9.102156	-17.00%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	14.635044	14.297627	-2.31%	0
2019	11.683858	14.635044	25.26%	1,903
2018	13.620692	11.683858	-14.22%	1,918
2017	12.049527	13.620692	13.04%	1,918
2016	10.636431	12.049527	13.29%	1,941
2015	11.327268	10.636431	-6.10%	4,489
2014	10.287886	11.327268	10.10%	4,528
2013	8.246794	10.287886	24.75%	4,601
2012	6.873535	8.246794	19.98%	997
2011	8.260797	6.873535	-16.79%	997

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	16.694452	19.911452	19.27%	0
2019	14.619196	16.694452	14.20%	0
2018	15.790657	14.619196	-7.42%	0
2017	14.726683	15.790657	7.22%	0
2016	15.108226	14.726683	-2.53%	0
2015	16.277636	15.108226	-7.18%	679
2014	12.359837	16.277636	31.70%	1,133
2013	15.459685	12.359837	-20.05%	193
2012	15.347158	15.459685	0.73%	193
2011	11.090617	15.347158	38.38%	193
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	32.841923	38.119435	16.07%	0
2019	27.397830	32.841923	19.87%	0
2018	27.672505	27.397830	-0.99%	0
2017	23.028767	27.672505	20.16%	0
2016	26.073725	23.028767	-11.68%	0
2015	25.504957	26.073725	2.23%	472
2014	20.926555	25.504957	21.88%	492
2013	15.088009	20.926555	38.70%	551
2012	13.167950	15.088009	14.58%	492
2011	12.860653	13.167950	2.39%	492
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	11.912219	11.595629	-2.66%	0
2019	10.699650	11.912219	11.33%	0
2018	11.037229	10.699650	-3.06%	0
2017	10.559749	11.037229	4.52%	0
2016	9.672803	10.559749	9.17%	0
2015	9.961095	9.672803	-2.89%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2020	42.614613	66.772391	56.69%	62
2019	34.729385	42.614613	22.70%	701
2018	36.689806	34.729385	-5.34%	813
2017	28.002519	36.689806	31.02%	62
2016	27.413557	28.002519	2.15%	62
2015	25.867953	27.413557	5.97%	628
2014	25.942355	25.867953	-0.29%	651
2013	17.539889	25.942355	47.90%	702
2012	15.030524	17.539889	16.70%	651
2011	17.448468	15.030524	-13.86%	651

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.178291	0.094563	-46.96%	0
2019	0.285296	0.178291	-37.51%	0
2018	0.287619	0.285296	-0.81%	0
2017	0.481723	0.287619	-40.29%	0
2016	0.700100	0.481723	-31.19%	0
2015	0.778390	0.700100	-10.06%	3,146
2014	1.017347	0.778390	-23.49%	0
2013	1.853894	1.017347	-45.12%	0
2012	2.444731	1.853894	-24.17%	0
2011	3.427622	2.444731	-28.68%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.054955	1.585872	-22.83%	0
2019	2.423298	2.054955	-15.20%	0
2018	2.387633	2.423298	1.49%	0
2017	2.679307	2.387633	-10.89%	0
2016	2.822421	2.679307	-5.07%	0
2015	2.921461	2.822421	-3.39%	18,099
2014	3.978296	2.921461	-26.57%	18,099
2013	3.529175	3.978296	12.73%	32,230
2012	3.847101	3.529175	-8.26%	0
2011	5.654782	3.847101	-31.97%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.035371	0.760525	-26.55%	0
2019	1.328484	1.035371	-22.06%	0
2018	1.224942	1.328484	8.45%	0
2017	1.448674	1.224942	-15.44%	0
2016	1.831607	1.448674	-20.91%	0
2015	1.894123	1.831607	-3.30%	0
2014	2.189872	1.894123	-13.51%	0
2013	3.091534	2.189872	-29.17%	0
2012	3.872262	3.091534	-20.16%	0
2011	4.272516	3.872262	-9.37%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.504723	0.306042	-39.36%	0
2019	0.716897	0.504723	-29.60%	0
2018	0.753973	0.716897	-4.92%	0
2017	1.023206	0.753973	-26.31%	0
2016	1.155739	1.023206	-11.47%	0
2015	1.356327	1.155739	-14.79%	0
2014	1.704379	1.356327	-20.42%	0
2013	2.456365	1.704379	-30.61%	0
2012	3.087472	2.456365	-20.44%	0
2011	3.510482	3.087472	-12.05%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	0.956138	0.647001	-32.33%	0
2019	1.231561	0.956138	-22.36%	0
2018	1.133249	1.231561	8.68%	0
2017	1.339324	1.133249	-15.39%	0
2016	1.717775	1.339324	-22.03%	0
2015	1.754643	1.717775	-2.10%	0
2014	1.968270	1.754643	-10.85%	0
2013	2.910394	1.968270	-32.37%	0
2012	3.636213	2.910394	-19.96%	0
2011	4.024186	3.636213	-9.64%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.063482	0.779799	-26.67%	0
2019	1.410621	1.063482	-24.61%	0
2018	1.387494	1.410621	1.67%	0
2017	1.716445	1.387494	-19.16%	0
2016	1.994434	1.716445	-13.94%	0
2015	2.133924	1.994434	-6.54%	0
2014	2.550609	2.133924	-16.34%	0
2013	3.549127	2.550609	-28.13%	0
2012	4.371517	3.549127	-18.81%	0
2011	4.914029	4.371517	-11.04%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	26.413023	36.285133	37.38%	0
2019	19.425580	26.413023	35.97%	0
2018	25.781871	19.425580	-24.65%	0
2017	17.538030	25.781871	47.01%	0
2016	16.471348	17.538030	6.48%	0
2015	15.037877	16.471348	9.53%	0
2014	18.177405	15.037877	-17.27%	0
2013	11.914202	18.177405	52.57%	0
2012	10.143572	11.914202	17.46%	0
2011	14.596976	10.143572	-30.51%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	31.812450	37.650209	18.35%	119
2019	25.160723	31.812450	26.44%	119
2018	29.723934	25.160723	-15.35%	119
2017	25.302012	29.723934	17.48%	119
2016	23.611302	25.302012	7.16%	119
2015	24.069377	23.611302	-1.90%	811
2014	22.896677	24.069377	5.12%	840
2013	16.439340	22.896677	39.28%	895
2012	13.855818	16.439340	18.65%	840
2011	13.827888	13.855818	0.20%	840

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	46.970195	50.847008	8.25%	0
2019	35.285488	46.970195	33.11%	494
2018	44.768268	35.285488	-21.18%	1,051
2017	37.381634	44.768268	19.76%	1,051
2016	29.480953	37.381634	26.80%	1,170
2015	31.899443	29.480953	-7.58%	2,786
2014	29.139361	31.899443	9.47%	3,148
2013	19.831912	29.139361	46.93%	3,955
2012	16.310751	19.831912	21.59%	1,151
2011	18.047320	16.310751	-9.62%	474
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	145.629068	266.153269	82.76%	0
2019	82.493357	145.629068	76.53%	292
2018	93.019452	82.493357	-11.32%	292
2017	56.111870	93.019452	65.77%	187
2016	52.346559	56.111870	7.19%	0
2015	46.694059	52.346559	12.11%	506
2014	34.957850	46.694059	33.57%	1,224
2013	19.833478	34.957850	76.26%	1,638
2012	15.120574	19.833478	31.17%	50
2011	15.565223	15.120574	-2.86%	50
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	47.318564	67.085633	41.77%	370
2019	35.351495	47.318564	33.85%	1,085
2018	36.817273	35.351495	-3.98%	1,739
2017	28.708333	36.817273	28.25%	1,385
2016	27.695728	28.708333	3.66%	495
2015	26.162610	27.695728	5.86%	1,207
2014	22.777202	26.162610	14.86%	1,177
2013	17.300017	22.777202	31.66%	630
2012	15.149336	17.300017	14.20%	630
2011	15.160521	15.149336	-0.07%	630
Rydex Variable Trust - Nova Fund - Q/NQ
2020	39.283643	46.115011	17.39%	0
2019	27.693339	39.283643	41.85%	0
2018	31.579657	27.693339	-12.31%	0
2017	24.500961	31.579657	28.89%	0
2016	21.647074	24.500961	13.18%	2,406
2015	22.294209	21.647074	-2.90%	1,336
2014	19.222688	22.294209	15.98%	1,302
2013	13.191930	19.222688	45.72%	9,099
2012	11.034576	13.191930	19.55%	916
2011	11.415587	11.034576	-3.34%	916

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	10.315866	13.549802	31.35%	55
2019	6.930279	10.315866	48.85%	55
2018	8.498451	6.930279	-18.45%	55
2017	8.114280	8.498451	4.73%	2,747
2016	5.012243	8.114280	61.89%	3,665
2015	7.360800	5.012243	-31.91%	422
2014	9.106317	7.360800	-19.17%	437
2013	17.276381	9.106317	-47.29%	437
2012	18.420850	17.276381	-6.21%	437
2011	24.833926	18.420850	-25.82%	937
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	22.392318	20.625389	-7.89%	122
2019	18.400126	22.392318	21.70%	122
2018	20.304903	18.400126	-9.38%	122
2017	19.464995	20.304903	4.31%	122
2016	18.067337	19.464995	7.74%	122
2015	18.952226	18.067337	-4.67%	701
2014	16.014053	18.952226	18.35%	983
2013	15.752972	16.014053	1.66%	725
2012	13.611192	15.752972	15.74%	725
2011	13.608518	13.611192	0.02%	725
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	28.596095	40.181300	40.51%	0
2019	23.489911	28.596095	21.74%	0
2018	24.823313	23.489911	-5.37%	0
2017	22.495777	24.823313	10.35%	0
2016	22.931498	22.495777	-1.90%	0
2015	23.762789	22.931498	-3.50%	619
2014	22.361738	23.762789	6.27%	644
2013	16.837136	22.361738	32.81%	644
2012	14.743953	16.837136	14.20%	644
2011	14.316347	14.743953	2.99%	644
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	37.295438	43.785135	17.40%	0
2019	28.171233	37.295438	32.39%	108
2018	35.818032	28.171233	-21.35%	541
2017	30.514092	35.818032	17.38%	541
2016	23.922445	30.514092	27.55%	541
2015	26.902548	23.922445	-11.08%	2,310
2014	26.376816	26.902548	1.99%	1,292
2013	17.008837	26.376816	55.08%	1,058
2012	14.243967	17.008837	19.41%	1,042
2011	16.584870	14.243967	-14.11%	1,017

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	51.401949	59.369573	15.50%	0
2019	32.340047	51.401949	58.94%	449
2018	39.094732	32.340047	-17.28%	1,179
2017	27.856203	39.094732	40.34%	913
2016	23.654556	27.856203	17.76%	1,177
2015	24.594824	23.654556	-3.82%	1,012
2014	20.174168	24.594824	21.91%	1,081
2013	12.226465	20.174168	65.00%	1,081
2012	9.662430	12.226465	26.54%	0
2011	10.285566	9.662430	-6.06%	6,143
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	25.172478	31.345987	24.52%	149
2019	20.330718	25.172478	23.81%	149
2018	22.031921	20.330718	-7.72%	149
2017	18.108347	22.031921	21.67%	149
2016	18.049426	18.108347	0.33%	149
2015	18.258201	18.049426	-1.14%	199
2014	16.606397	18.258201	9.95%	199
2013	12.015218	16.606397	38.21%	523
2012	10.842918	12.015218	10.81%	199
2011	11.208314	10.842918	-3.26%	199
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	21.621447	18.912102	-12.53%	0
2019	17.934298	21.621447	20.56%	0
2018	21.157606	17.934298	-15.23%	0
2017	18.670373	21.157606	13.32%	0
2016	16.260253	18.670373	14.82%	0
2015	18.347009	16.260253	-11.37%	49
2014	16.909259	18.347009	8.50%	562
2013	11.902070	16.909259	42.07%	1,412
2012	9.957089	11.902070	19.53%	49
2011	10.513837	9.957089	-5.30%	49
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	23.428566	29.893986	27.60%	124
2019	20.756754	23.428566	12.87%	124
2018	24.922060	20.756754	-16.71%	124
2017	21.455421	24.922060	16.16%	124
2016	21.360164	21.455421	0.45%	124
2015	21.556218	21.360164	-0.91%	124
2014	22.388875	21.556218	-3.72%	124
2013	17.077311	22.388875	31.10%	508
2012	15.046769	17.077311	13.49%	124
2011	15.486458	15.046769	-2.84%	124

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	20.709426	21.755912	5.05%	0
2019	17.291747	20.709426	19.76%	0
2018	21.825194	17.291747	-20.77%	0
2017	19.721679	21.825194	10.67%	376
2016	15.644605	19.721679	26.06%	376
2015	18.150155	15.644605	-13.80%	0
2014	17.389298	18.150155	4.38%	0
2013	13.092545	17.389298	32.82%	931
2012	11.443703	13.092545	14.41%	0
2011	12.601829	11.443703	-9.19%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	23.444375	26.541643	13.21%	0
2019	21.294245	23.444375	10.10%	0
2018	23.937560	21.294245	-11.04%	183
2017	21.083594	23.937560	13.54%	0
2016	18.161822	21.083594	16.09%	0
2015	18.639958	18.161822	-2.57%	0
2014	19.059422	18.639958	-2.20%	0
2013	13.791265	19.059422	38.20%	68
2012	12.749709	13.791265	8.17%	0
2011	12.593223	12.749709	1.24%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	16.143051	14.845312	-8.04%	0
2019	13.677844	16.143051	18.02%	0
2018	17.611661	13.677844	-22.34%	256
2017	18.056850	17.611661	-2.47%	0
2016	14.013872	18.056850	28.85%	0
2015	16.573906	14.013872	-15.45%	0
2014	16.727228	16.573906	-0.92%	536
2013	11.974700	16.727228	39.69%	613
2012	10.171687	11.974700	17.73%	0
2011	11.484699	10.171687	-11.43%	513
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	6.349011	5.337800	-15.93%	0
2019	6.205575	6.349011	2.31%	0
2018	5.675052	6.205575	9.35%	0
2017	7.045950	5.675052	-19.46%	0
2016	6.732596	7.045950	4.65%	0
2015	6.073171	6.732596	10.86%	0
2014	5.051382	6.073171	20.23%	0
2013	5.323054	5.051382	-5.10%	0
2012	5.807944	5.323054	-8.35%	0
2011	6.202497	5.807944	-6.36%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2020	33.915516	49.505820	45.97%	0
2019	24.815147	33.915516	36.67%	0
2018	25.761454	24.815147	-3.67%	167
2017	19.858928	25.761454	29.72%	0
2016	18.280247	19.858928	8.64%	0
2015	18.485699	18.280247	-1.11%	616
2014	17.143398	18.485699	7.83%	641
2013	12.946572	17.143398	32.42%	641
2012	11.821774	12.946572	9.51%	641
2011	13.311880	11.821774	-11.19%	641
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	13.696144	14.666672	7.09%	0
2019	12.369950	13.696144	10.72%	0
2018	13.357144	12.369950	-7.39%	0
2017	12.901629	13.357144	3.53%	0
2016	11.235586	12.901629	14.83%	0
2015	12.317108	11.235586	-8.78%	0
2014	12.273213	12.317108	0.36%	0
2013	10.683484	12.273213	14.88%	0
2012	10.418110	10.683484	2.55%	0
2011	12.444362	10.418110	-16.28%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	26.776892	36.827493	37.53%	114
2019	22.397272	26.776892	19.55%	202
2018	28.648408	22.397272	-21.82%	210
2017	24.005063	28.648408	19.34%	210
2016	21.263280	24.005063	12.89%	222
2015	25.306652	21.263280	-15.98%	1,495
2014	21.071327	25.306652	20.10%	2,451
2013	14.302280	21.071327	47.33%	923
2012	12.437666	14.302280	14.99%	632
2011	14.307925	12.437666	-13.07%	632
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	28.282072	26.240209	-7.22%	87
2019	24.298140	28.282072	16.40%	2,072
2018	23.942077	24.298140	1.49%	2,216
2017	22.049961	23.942077	8.58%	3,270
2016	19.378324	22.049961	13.79%	3,421
2015	21.388912	19.378324	-9.40%	87
2014	17.795799	21.388912	20.19%	761
2013	16.013924	17.795799	11.13%	154
2012	16.194087	16.013924	-1.11%	87
2011	14.238287	16.194087	13.74%	87

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	4.850346	5.203432	7.28%	0
2019	5.212091	4.850346	-6.94%	0
2018	6.031640	5.212091	-13.59%	0
2017	5.168656	6.031640	16.70%	0
2016	5.788901	5.168656	-10.71%	0
2015	7.116840	5.788901	-18.66%	0
2014	9.319316	7.116840	-23.63%	0
2013	9.804995	9.319316	-4.95%	0
2012	9.948344	9.804995	-1.44%	0
2011	10.560720	9.948344	-5.80%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	10.544988	11.073991	5.02%	0
2019	10.155958	10.544988	3.83%	0
2018	9.697616	10.155958	4.73%	0
2017	9.667268	9.697616	0.31%	0
2016	9.648473	9.667268	0.19%	0
2015	9.955654	9.648473	-3.09%	0
2014	10.041594	9.955654	-0.86%	0
2013*	10.000000	10.041594	0.42%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.462944	5.198964	16.49%	0
2019	4.079180	4.462944	9.41%	0
2018	5.816244	4.079180	-29.87%	0
2017	6.049417	5.816244	-3.85%	0
2016	4.303868	6.049417	40.56%	0
2015	6.612587	4.303868	-34.91%	0
2014	8.358285	6.612587	-20.89%	1,327
2013	7.731838	8.358285	8.10%	0
2012	7.647274	7.731838	1.11%	0
2011*	10.000000	7.647274	-23.53%	2,489
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	11.882147	16.110161	35.58%	0
2019	8.756436	11.882147	35.70%	0
2018	10.734168	8.756436	-18.42%	0
2017*	10.000000	10.734168	7.34%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.728614	10.329914	-3.72%	0
2019*	10.000000	10.728614	7.29%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	14.374167	15.350759	6.79%	0
2019	12.440496	14.374167	15.54%	0
2018	13.600269	12.440496	-8.53%	0
2017	12.032566	13.600269	13.03%	0
2016	11.785084	12.032566	2.10%	0
2015	11.902358	11.785084	-0.99%	0
2014	11.368094	11.902358	4.70%	0
2013	10.002069	11.368094	13.66%	0
2012	9.025597	10.002069	10.82%	0
2011*	10.000000	9.025597	-9.74%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.687026	8.679298	-0.09%	0
2019	7.609391	8.687026	14.16%	0
2018*	10.000000	7.609391	-23.91%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.549639	6.257036	-26.82%	0
2019	7.263689	8.549639	17.70%	0
2018	9.170468	7.263689	-20.79%	0
2017	9.460397	9.170468	-3.06%	0
2016	6.873402	9.460397	37.64%	0
2015	11.327943	6.873402	-39.32%	0
2014	10.355306	11.327943	9.39%	0
2013*	10.000000	10.355306	3.55%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	14.886070	15.897046	6.79%	0
2019	10.890104	14.886070	36.69%	0
2018	12.738627	10.890104	-14.51%	0
2017	10.428094	12.738627	22.16%	0
2016	9.879830	10.428094	5.55%	0
2015	10.242155	9.879830	-3.54%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	9.992557	10.701034	7.09%	0
2019	9.386880	9.992557	6.45%	0
2018	9.882726	9.386880	-5.02%	0
2017	9.751520	9.882726	1.35%	0
2016	9.556094	9.751520	2.05%	0
2015	10.023488	9.556094	-4.66%	0
2014	9.926650	10.023488	0.98%	0
2013	11.096062	9.926650	-10.54%	0
2012	10.571302	11.096062	4.96%	6,954
2011*	10.000000	10.571302	5.71%	4,116

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	13.243854	14.474617	9.29%	0
2019	10.930793	13.243854	21.16%	0
2018	12.008573	10.930793	-8.98%	0
2017	10.195420	12.008573	17.78%	0
2016	9.190220	10.195420	10.94%	0
2015*	10.000000	9.190220	-8.10%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	12.862538	12.695920	-1.30%	0
2019	10.358253	12.862538	24.18%	0
2018	11.665563	10.358253	-11.21%	0
2017	10.973364	11.665563	6.31%	4,611
2016	9.317052	10.973364	17.78%	4,661
2015*	10.000000	9.317052	-6.83%	4,661
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	10.985651	11.180277	1.77%	0
2019	9.555016	10.985651	14.97%	0
2018	10.540270	9.555016	-9.35%	0
2017	9.571470	10.540270	10.12%	0
2016	9.434096	9.571470	1.46%	0
2015	9.827441	9.434096	-4.00%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	15.189874	19.212025	26.48%	0
2019	11.840083	15.189874	28.29%	0
2018	13.582035	11.840083	-12.83%	0
2017	11.059700	13.582035	22.81%	0
2016	11.108299	11.059700	-0.44%	0
2015	11.366248	11.108299	-2.27%	0
2014	11.413022	11.366248	-0.41%	0
2013*	10.000000	11.413022	14.13%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.251672	10.877120	6.10%	0
2019	9.608716	10.251672	6.69%	0
2018	9.902551	9.608716	-2.97%	0
2017	9.815157	9.902551	0.89%	0
2016*	10.000000	9.815157	-1.85%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	11.904085	13.306235	11.78%	0
2019	10.046005	11.904085	18.50%	0
2018	10.840234	10.046005	-7.33%	0
2017	9.665927	10.840234	12.15%	0
2016	9.314017	9.665927	3.78%	0
2015	9.923975	9.314017	-6.15%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.208107	14.384241	1.24%	0
2019	11.403566	14.208107	24.59%	0
2018	12.602210	11.403566	-9.51%	0
2017	11.066473	12.602210	13.88%	0
2016*	10.000000	11.066473	10.66%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	13.512815	15.944262	17.99%	0
2019	11.739426	13.512815	15.11%	0
2018	12.996166	11.739426	-9.67%	0
2017	11.691688	12.996166	11.16%	0
2016	11.521638	11.691688	1.48%	0
2015	11.906076	11.521638	-3.23%	0
2014	11.949252	11.906076	-0.36%	0
2013	10.684048	11.949252	11.84%	0
2012	9.939855	10.684048	7.49%	3,561
2011	10.552296	9.939855	-5.80%	659
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.606220	13.289343	5.42%	0
2019	10.759987	12.606220	17.16%	0
2018	13.057312	10.759987	-17.59%	0
2017	11.610654	13.057312	12.46%	0
2016	10.309826	11.610654	12.62%	0
2015	10.819404	10.309826	-4.71%	0
2014*	10.000000	10.819404	8.19%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.839109	11.263450	3.91%	0
2019	9.516237	10.839109	13.90%	0
2018	10.142078	9.516237	-6.17%	0
2017*	10.000000	10.142078	1.42%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	4.901875	4.720651	-3.70%	0
2019	4.700253	4.901875	4.29%	0
2018	5.443697	4.700253	-13.66%	0
2017	5.485482	5.443697	-0.76%	0
2016	5.009258	5.485482	9.51%	0
2015	6.841807	5.009258	-26.78%	0
2014	8.434189	6.841807	-18.88%	0
2013	9.616042	8.434189	-12.29%	0
2012	10.048473	9.616042	-4.30%	0
2011	11.768137	10.048473	-14.61%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.478918	10.447914	-0.30%	0
2019	10.011428	10.478918	4.67%	0
2018	10.251956	10.011428	-2.35%	0
2017	10.138275	10.251956	1.12%	0
2016	9.519399	10.138275	6.50%	0
2015*	10.000000	9.519399	-4.81%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.345186	13.235031	27.93%	0
2019	8.191805	10.345186	26.29%	0
2018*	10.000000	8.191805	-18.08%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	13.402455	15.005241	11.96%	0
2019	11.618189	13.402455	15.36%	0
2018	12.594269	11.618189	-7.75%	0
2017	11.326671	12.594269	11.19%	0
2016	11.266731	11.326671	0.53%	0
2015	11.533046	11.266731	-2.31%	0
2014	11.179360	11.533046	3.16%	0
2013	9.915645	11.179360	12.74%	0
2012	9.038515	9.915645	9.70%	0
2011*	10.000000	9.038515	-9.61%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.336536	15.921180	19.38%	0
2019	10.992571	13.336536	21.32%	0
2018	11.769761	10.992571	-6.60%	0
2017	10.368772	11.769761	13.51%	0
2016*	10.000000	10.368772	3.69%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	12.974202	13.499074	4.05%	0
2019	10.442207	12.974202	24.25%	0
2018	11.681273	10.442207	-10.61%	0
2017	10.607463	11.681273	10.12%	0
2016	9.218403	10.607463	15.07%	0
2015*	10.000000	9.218403	-7.82%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.351882	15.094325	5.17%	0
2019	11.321806	14.351882	26.76%	0
2018	12.756612	11.321806	-11.25%	0
2017	11.190418	12.756612	14.00%	0
2016*	10.000000	11.190418	11.90%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	16.845806	23.638424	40.32%	0
2019	12.863068	16.845806	30.96%	0
2018	13.218020	12.863068	-2.69%	0
2017	10.029345	13.218020	31.79%	0
2016	10.203446	10.029345	-1.71%	0
2015*	10.000000	10.203446	2.03%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	11.161231	11.174481	0.12%	0
2019	9.948730	11.161231	12.19%	0
2018	10.562086	9.948730	-5.81%	0
2017	10.105832	10.562086	4.51%	0
2016	9.054770	10.105832	11.61%	0
2015*	10.000000	9.054770	-9.45%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.449088	11.149976	6.71%	0
2019	9.770707	10.449088	6.94%	0
2018	10.076171	9.770707	-3.03%	0
2017	9.911778	10.076171	1.66%	0
2016*	10.000000	9.911778	-0.88%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.136336	10.146403	-8.89%	0
2019	9.266131	11.136336	20.18%	0
2018	10.134917	9.266131	-8.57%	0
2017*	10.000000	10.134917	1.35%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	10.790786	11.303208	4.75%	0
2019	9.976125	10.790786	8.17%	0
2018	10.503533	9.976125	-5.02%	0
2017	9.990776	10.503533	5.13%	0
2016	9.461496	9.990776	5.59%	0
2015	9.870388	9.461496	-4.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.695724	17.144322	9.23%	0
2019	13.396517	15.695724	17.16%	0
2018	15.170468	13.396517	-11.69%	0
2017	13.858533	15.170468	9.47%	0
2016	12.525663	13.858533	10.64%	0
2015	13.662958	12.525663	-8.32%	0
2014	13.590416	13.662958	0.53%	0
2013	11.232945	13.590416	20.99%	0
2012	9.964287	11.232945	12.73%	0
2011	10.352825	9.964287	-3.75%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	12.352292	12.158103	-1.57%	0
2019	10.888084	12.352292	13.45%	0
2018	11.641182	10.888084	-6.47%	0
2017	10.858029	11.641182	7.21%	0
2016	9.741173	10.858029	11.47%	0
2015	10.721794	9.741173	-9.15%	0
2014	10.484641	10.721794	2.26%	1,750
2013*	10.000000	10.484641	4.85%	1,798
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	13.569168	12.671779	-6.61%	0
2019	11.161565	13.569168	21.57%	0
2018	12.862967	11.161565	-13.23%	0
2017	12.116404	12.862967	6.16%	0
2016	11.049191	12.116404	9.66%	0
2015	11.731803	11.049191	-5.82%	0
2014	11.353719	11.731803	3.33%	0
2013*	10.000000	11.353719	13.54%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.310934	8.620710	-7.41%	0
2019	9.337301	9.310934	-0.28%	0
2018	9.371831	9.337301	-0.37%	0
2017	9.405816	9.371831	-0.36%	0
2016	9.347059	9.405816	0.63%	0
2015*	10.000000	9.347059	-6.53%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.065605	11.261584	1.77%	0
2019	10.113139	11.065605	9.42%	0
2018	10.816237	10.113139	-6.50%	0
2017	9.781901	10.816237	10.57%	0
2016	9.590425	9.781901	2.00%	0
2015	10.417208	9.590425	-7.94%	0
2014	10.252486	10.417208	1.61%	0
2013*	10.000000	10.252486	2.52%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.327766	9.152767	-1.88%	0
2019	9.368793	9.327766	-0.44%	0
2018	9.456287	9.368793	-0.93%	0
2017	9.553383	9.456287	-1.02%	1,728
2016	9.679676	9.553383	-1.30%	1,747
2015	9.958760	9.679676	-2.80%	1,747
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.940771	10.370045	4.32%	0
2019	9.345143	9.940771	6.37%	0
2018*	10.000000	9.345143	-6.55%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	5.865692	5.882648	0.29%	0
2019	5.548917	5.865692	5.71%	0
2018	6.240780	5.548917	-11.09%	0
2017	5.872545	6.240780	6.27%	0
2016	7.048034	5.872545	-16.68%	0
2015	7.323615	7.048034	-3.76%	0
2014	6.684423	7.323615	9.56%	0
2013	6.665720	6.684423	0.28%	0
2012	7.680124	6.665720	-13.21%	0
2011	8.598334	7.680124	-10.68%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	15.132066	15.520639	2.57%	0
2019	14.668049	15.132066	3.16%	0
2018	17.237486	14.668049	-14.91%	0
2017	15.352714	17.237486	12.28%	0
2016	15.602900	15.352714	-1.60%	0
2015	15.763406	15.602900	-1.02%	0
2014	15.687809	15.763406	0.48%	0
2013	13.663468	15.687809	14.82%	0
2012	13.385624	13.663468	2.08%	0
2011	14.654838	13.385624	-8.66%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	7.962911	8.358820	4.97%	0
2019	7.757313	7.962911	2.65%	0
2018	8.361169	7.757313	-7.22%	0
2017	8.249939	8.361169	1.35%	0
2016	8.480323	8.249939	-2.72%	0
2015	8.518040	8.480323	-0.44%	0
2014	8.326137	8.518040	2.30%	0
2013	8.379261	8.326137	-0.63%	0
2012	8.386029	8.379261	-0.08%	0
2011	8.298004	8.386029	1.06%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	10.890937	10.646650	-2.24%	0
2019	10.354293	10.890937	5.18%	0
2018	10.679861	10.354293	-3.05%	0
2017	10.559377	10.679861	1.14%	0
2016	9.949744	10.559377	6.13%	0
2015	10.105158	9.949744	-1.54%	0
2014	10.097337	10.105158	0.08%	0
2013*	10.000000	10.097337	0.97%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	11.564739	12.433901	7.52%	0
2019	10.298251	11.564739	12.30%	0
2018	11.294700	10.298251	-8.82%	0
2017	10.519639	11.294700	7.37%	0
2016	9.649833	10.519639	9.01%	0
2015	10.326407	9.649833	-6.55%	0
2014	9.993458	10.326407	3.33%	0
2013*	10.000000	9.993458	-0.07%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	16.241689	20.216456	24.47%	0
2019	12.639748	16.241689	28.50%	0
2018	14.932462	12.639748	-15.35%	0
2017	11.205260	14.932462	33.26%	0
2016	11.480516	11.205260	-2.40%	0
2015	11.328755	11.480516	1.34%	0
2014	11.356062	11.328755	-0.24%	0
2013*	10.000000	11.356062	13.56%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	13.476619	15.001615	11.32%	0
2019	11.321232	13.476619	19.04%	0
2018	12.249603	11.321232	-7.58%	0
2017	10.594715	12.249603	15.62%	0
2016	11.123605	10.594715	-4.75%	0
2015	12.416038	11.123605	-10.41%	0
2014	13.407872	12.416038	-7.40%	0
2013	10.961515	13.407872	22.32%	0
2012	9.409921	10.961515	16.49%	0
2011	10.373657	9.409921	-9.29%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.661417	9.323531	-3.50%	0
2019	8.366035	9.661417	15.48%	0
2018	10.510188	8.366035	-20.40%	0
2017	8.410840	10.510188	24.96%	0
2016	7.123546	8.410840	18.07%	0
2015	9.115994	7.123546	-21.86%	0
2014	9.779381	9.115994	-6.78%	0
2013*	10.000000	9.779381	-2.21%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	10.977352	11.494349	4.71%	0
2019	9.849672	10.977352	11.45%	0
2018	10.515532	9.849672	-6.33%	0
2017	9.920844	10.515532	5.99%	0
2016	8.797453	9.920844	12.77%	0
2015	9.582481	8.797453	-8.19%	0
2014	9.953312	9.582481	-3.73%	0
2013*	10.000000	9.953312	-0.47%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.315288	10.832090	5.01%	0
2019	9.734084	10.315288	5.97%	0
2018	10.062699	9.734084	-3.27%	0
2017	9.910741	10.062699	1.53%	0
2016*	10.000000	9.910741	-0.89%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.458738	17.835803	32.52%	0
2019	11.282666	13.458738	19.29%	0
2018	11.850714	11.282666	-4.79%	0
2017	10.862204	11.850714	9.10%	0
2016*	10.000000	10.862204	8.62%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	12.057029	12.491238	3.60%	0
2019	10.791224	12.057029	11.73%	0
2018	11.598036	10.791224	-6.96%	0
2017	10.728548	11.598036	8.10%	0
2016	10.355396	10.728548	3.60%	0
2015	10.864378	10.355396	-4.68%	0
2014	10.661613	10.864378	1.90%	0
2013	10.048595	10.661613	6.10%	0
2012	9.408792	10.048595	6.80%	0
2011*	10.000000	9.408792	-5.91%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	12.015887	12.395415	3.16%	0
2019	10.766821	12.015887	11.60%	0
2018	11.850937	10.766821	-9.15%	0
2017	11.062539	11.850937	7.13%	0
2016	10.233643	11.062539	8.10%	0
2015	10.593744	10.233643	-3.40%	0
2014	10.533153	10.593744	0.58%	0
2013	11.809779	10.533153	-10.81%	0
2012	10.249945	11.809779	15.22%	0
2011*	10.000000	10.249945	2.50%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.347583	11.896384	-3.65%	0
2019	9.878800	12.347583	24.99%	0
2018	10.973234	9.878800	-9.97%	0
2017	9.973903	10.973234	10.02%	0
2016	8.874516	9.973903	12.39%	0
2015	10.542806	8.874516	-15.82%	0
2014*	10.000000	10.542806	5.43%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	12.607393	10.493356	-16.77%	0
2019	10.925018	12.607393	15.40%	0
2018	12.176499	10.925018	-10.28%	0
2017	11.353790	12.176499	7.25%	0
2016	11.262630	11.353790	0.81%	0
2015	11.687653	11.262630	-3.64%	0
2014	10.501951	11.687653	11.29%	0
2013	10.467983	10.501951	0.32%	0
2012	8.241522	10.467983	27.02%	0
2011*	10.000000	8.241522	-17.58%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	12.418422	13.455753	8.35%	0
2019	10.789884	12.418422	15.09%	0
2018	11.825933	10.789884	-8.76%	0
2017	10.431851	11.825933	13.36%	0
2016	10.115566	10.431851	3.13%	0
2015	11.071398	10.115566	-8.63%	0
2014	11.104599	11.071398	-0.30%	0
2013	9.814099	11.104599	13.15%	0
2012	8.830983	9.814099	11.13%	0
2011*	10.000000	8.830983	-11.69%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	15.159459	22.340057	47.37%	0
2019	11.674623	15.159459	29.85%	0
2018	14.334568	11.674623	-18.56%	0
2017	11.680664	14.334568	22.72%	0
2016	12.251629	11.680664	-4.66%	0
2015	12.616273	12.251629	-2.89%	0
2014	13.083617	12.616273	-3.57%	0
2013	11.054650	13.083617	18.35%	0
2012	9.790203	11.054650	12.92%	0
2011	11.081634	9.790203	-11.65%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	16.924039	18.528048	9.48%	0
2019	14.334468	16.924039	18.07%	0
2018	15.434845	14.334468	-7.13%	0
2017	13.635550	15.434845	13.20%	0
2016	12.796841	13.635550	6.55%	0
2015	12.963833	12.796841	-1.29%	0
2014	12.631851	12.963833	2.63%	0
2013	10.481823	12.631851	20.51%	0
2012	9.267159	10.481823	13.11%	0
2011*	10.000000	9.267159	-7.33%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.315983	10.493275	1.72%	0
2019	9.667062	10.315983	6.71%	0
2018	10.128338	9.667062	-4.55%	0
2017	9.743878	10.128338	3.95%	0
2016	9.174242	9.743878	6.21%	0
2015	9.664777	9.174242	-5.08%	0
2014	9.517610	9.664777	1.55%	0
2013*	10.000000	9.517610	-4.82%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	16.919189	18.250960	7.87%	0
2019	13.385674	16.919189	26.40%	0
2018	13.696003	13.385674	-2.27%	0
2017	11.624504	13.696003	17.82%	0
2016	10.675451	11.624504	8.89%	0
2015	10.819984	10.675451	-1.34%	0
2014*	10.000000	10.819984	8.20%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.668193	13.064883	11.97%	0
2019	10.384728	11.668193	12.36%	0
2018	11.608517	10.384728	-10.54%	0
2017	10.026606	11.608517	15.78%	0
2016*	10.000000	10.026606	0.27%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	18.057416	19.868034	10.03%	0
2019	14.902343	18.057416	21.17%	0
2018	17.083091	14.902343	-12.77%	0
2017	14.587022	17.083091	17.11%	0
2016	13.770150	14.587022	5.93%	0
2015	14.338637	13.770150	-3.96%	0
2014	14.037459	14.338637	2.15%	0
2013	11.091236	14.037459	26.56%	0
2012	9.769084	11.091236	13.53%	0
2011	10.674420	9.769084	-8.48%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.235139	15.261841	7.21%	0
2019	12.534746	14.235139	13.57%	0
2018	13.677556	12.534746	-8.36%	0
2017	12.486620	13.677556	9.54%	0
2016	12.037915	12.486620	3.73%	0
2015	12.446882	12.037915	-3.29%	0
2014	12.208714	12.446882	1.95%	0
2013	10.893054	12.208714	12.08%	0
2012	10.034475	10.893054	8.56%	0
2011	10.404907	10.034475	-3.56%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.172993	17.621945	8.96%	0
2019	13.760117	16.172993	17.54%	0
2018	15.329586	13.760117	-10.24%	0
2017	13.541101	15.329586	13.21%	0
2016	12.906905	13.541101	4.91%	0
2015	13.381841	12.906905	-3.55%	0
2014	13.075650	13.381841	2.34%	0
2013	11.032583	13.075650	18.52%	0
2012	9.932098	11.032583	11.08%	0
2011	10.523070	9.932098	-5.62%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.720460	12.326682	5.17%	0
2019	10.834143	11.720460	8.18%	0
2018	11.381427	10.834143	-4.81%	0
2017	10.946618	11.381427	3.97%	0
2016	10.704109	10.946618	2.27%	0
2015	11.031468	10.704109	-2.97%	0
2014	10.920996	11.031468	1.01%	0
2013	10.647167	10.920996	2.57%	0
2012	10.132998	10.647167	5.07%	0
2011	10.221457	10.132998	-0.87%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.243204	11.544333	2.68%	0
2019	10.102503	11.243204	11.29%	0
2018	11.115886	10.102503	-9.12%	0
2017	9.907975	11.115886	12.19%	0
2016	9.601839	9.907975	3.19%	0
2015	10.263598	9.601839	-6.45%	0
2014	10.267785	10.263598	-0.04%	0
2013*	10.000000	10.267785	2.68%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.629662	12.204635	4.94%	0
2019	10.308273	11.629662	12.82%	0
2018	11.349718	10.308273	-9.18%	0
2017	9.856568	11.349718	15.15%	0
2016	9.493054	9.856568	3.83%	0
2015	10.209494	9.493054	-7.02%	0
2014	10.339718	10.209494	-1.26%	0
2013*	10.000000	10.339718	3.40%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.219278	16.467148	8.20%	0
2019	13.178387	15.219278	15.49%	0
2018	14.511889	13.178387	-9.19%	0
2017	13.025378	14.511889	11.41%	0
2016	12.483096	13.025378	4.34%	0
2015	12.908043	12.483096	-3.29%	0
2014	12.628049	12.908043	2.22%	0
2013	10.966163	12.628049	15.15%	0
2012	9.984126	10.966163	9.84%	0
2011	10.457395	9.984126	-4.53%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.947994	18.597794	9.73%	0
2019	14.184657	16.947994	19.48%	0
2018	16.037171	14.184657	-11.55%	0
2017	13.894522	16.037171	15.42%	0
2016	13.210585	13.894522	5.18%	0
2015	13.721594	13.210585	-3.72%	0
2014	13.425033	13.721594	2.21%	0
2013	11.051090	13.425033	21.48%	0
2012	9.866878	11.051090	12.00%	0
2011	10.588192	9.866878	-6.81%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.432084	14.318826	6.60%	0
2019	12.021903	13.432084	11.73%	0
2018	12.915400	12.021903	-6.92%	0
2017	12.023245	12.915400	7.42%	0
2016	11.603274	12.023245	3.62%	0
2015	11.998181	11.603274	-3.29%	0
2014	11.792945	11.998181	1.74%	0
2013	10.845474	11.792945	8.74%	0
2012	10.082991	10.845474	7.56%	0
2011	10.342533	10.082991	-2.51%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.244311	10.734498	4.78%	0
2019	9.668273	10.244311	5.96%	0
2018	9.928211	9.668273	-2.62%	0
2017	9.848727	9.928211	0.81%	0
2016	9.851964	9.848727	-0.03%	0
2015	10.064466	9.851964	-2.11%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.726955	17.27%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	10.774721	11.484445	6.59%	0
2019	10.057799	10.774721	7.13%	0
2018	10.442381	10.057799	-3.68%	0
2017	10.294296	10.442381	1.44%	0
2016	10.190638	10.294296	1.02%	0
2015	10.479415	10.190638	-2.76%	0
2014	10.221628	10.479415	2.52%	0
2013	10.675648	10.221628	-4.25%	0
2012	10.196226	10.675648	4.70%	0
2011*	10.000000	10.196226	1.96%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.449684	10.596818	1.41%	0
2019	10.029649	10.449684	4.19%	0
2018*	10.000000	10.029649	0.30%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	11.130517	12.326875	10.75%	0
2019	9.261572	11.130517	20.18%	0
2018	11.474644	9.261572	-19.29%	0
2017	8.295070	11.474644	38.33%	0
2016	7.877541	8.295070	5.30%	0
2015	9.593593	7.877541	-17.89%	0
2014*	10.000000	9.593593	-4.06%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.530053	11.948583	3.63%	0
2019	10.280054	11.530053	12.16%	0
2018	10.843194	10.280054	-5.19%	0
2017	10.390011	10.843194	4.36%	0
2016	9.310449	10.390011	11.60%	0
2015	9.779779	9.310449	-4.80%	0
2014*	10.000000	9.779779	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	9.834486	10.197991	3.70%	0
2019	9.467216	9.834486	3.88%	0
2018	9.690993	9.467216	-2.31%	0
2017	9.711017	9.690993	-0.21%	0
2016	9.860795	9.711017	-1.52%	0
2015	10.098767	9.860795	-2.36%	0
2014*	10.000000	10.098767	0.99%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	8.185950	8.016405	-2.07%	0
2019	8.248376	8.185950	-0.76%	0
2018	8.344382	8.248376	-1.15%	0
2017	8.517523	8.344382	-2.03%	0
2016	8.712860	8.517523	-2.24%	0
2015	8.913411	8.712860	-2.25%	2,198
2014	9.118577	8.913411	-2.25%	2,198
2013	9.328460	9.118577	-2.25%	2,198
2012	9.543771	9.328460	-2.26%	0
2011	9.762833	9.543771	-2.24%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.362844	11.944003	5.11%	0
2019	9.546223	11.362844	19.03%	0
2018	11.332183	9.546223	-15.76%	0
2017	9.282242	11.332183	22.08%	0
2016	9.408482	9.282242	-1.34%	0
2015	9.718336	9.408482	-3.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.286106	14.651692	10.28%	0
2019	10.984931	13.286106	20.95%	0
2018	12.331185	10.984931	-10.92%	0
2017	10.651183	12.331185	15.77%	0
2016	9.953295	10.651183	7.01%	0
2015	10.285082	9.953295	-3.23%	0
2014*	10.000000	10.285082	2.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	11.768737	12.586071	6.94%	0
2019	10.438253	11.768737	12.75%	0
2018	11.224211	10.438253	-7.00%	0
2017	10.331795	11.224211	8.64%	0
2016	9.942314	10.331795	3.92%	0
2015	10.188872	9.942314	-2.42%	0
2014*	10.000000	10.188872	1.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	12.644412	13.796032	9.11%	0
2019	10.784875	12.644412	17.24%	0
2018	11.797979	10.784875	-8.59%	0
2017	10.512043	11.797979	12.23%	0
2016	9.980862	10.512043	5.32%	0
2015	10.265216	9.980862	-2.77%	0
2014*	10.000000	10.265216	2.65%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	10.704358	11.166175	4.31%	0
2019	9.997659	10.704358	7.07%	0
2018	10.416925	9.997659	-4.02%	0
2017	10.083031	10.416925	3.31%	0
2016	9.892673	10.083031	1.92%	0
2015	10.093663	9.892673	-1.99%	0
2014*	10.000000	10.093663	0.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.391508	11.642997	2.21%	0
2019	10.313162	11.391508	10.46%	0
2018	11.180909	10.313162	-7.76%	0
2017	10.030167	11.180909	11.47%	0
2016	9.706370	10.030167	3.34%	0
2015	10.262446	9.706370	-5.42%	0
2014	10.247032	10.262446	0.15%	0
2013*	10.000000	10.247032	2.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.904684	12.373225	3.94%	0
2019	10.567342	11.904684	12.66%	0
2018	11.508760	10.567342	-8.18%	0
2017	10.065455	11.508760	14.34%	0
2016	9.627314	10.065455	4.55%	0
2015	10.254516	9.627314	-6.12%	0
2014	10.311789	10.254516	-0.56%	0
2013*	10.000000	10.311789	3.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.253959	13.217378	7.86%	0
2019	10.646723	12.253959	15.10%	0
2018	11.549201	10.646723	-7.81%	0
2017	10.461852	11.549201	10.39%	0
2016	9.988496	10.461852	4.74%	0
2015	10.252726	9.988496	-2.58%	0
2014*	10.000000	10.252726	2.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	12.928707	14.195921	9.80%	0
2019	10.856492	12.928707	19.09%	0
2018	12.037988	10.856492	-9.81%	0
2017	10.553971	12.037988	14.06%	0
2016	9.952115	10.553971	6.05%	0
2015	10.256059	9.952115	-2.96%	0
2014*	10.000000	10.256059	2.56%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.458870	12.159060	6.11%	0
2019	10.329825	11.458870	10.93%	0
2018	10.978665	10.329825	-5.91%	0
2017	10.283405	10.978665	6.76%	0
2016	9.951890	10.283405	3.33%	0
2015	10.184080	9.951890	-2.28%	0
2014*	10.000000	10.184080	1.84%	1,816
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.406119	10.896724	4.71%	0
2019*	10.000000	10.406119	4.06%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.704995	12.113353	13.16%	0
2019*	10.000000	10.704995	7.05%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	24.955405	31.691920	26.99%	0
2019	19.605279	24.955405	27.29%	0
2018	20.754596	19.605279	-5.54%	0
2017	16.346548	20.754596	26.97%	0
2016	16.395477	16.346548	-0.30%	0
2015	16.263881	16.395477	0.81%	0
2014	15.105295	16.263881	7.67%	0
2013	11.496434	15.105295	31.39%	0
2012	10.127103	11.496434	13.52%	0
2011	10.705793	10.127103	-5.41%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.370980	18.967717	15.86%	0
2019	12.194986	16.370980	34.24%	0
2018	12.672568	12.194986	-3.77%	0
2017	10.201834	12.672568	24.22%	0
2016*	10.000000	10.201834	2.02%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.769262	17.69%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	13.641722	15.083645	10.57%	0
2019	11.106675	13.641722	22.82%	0
2018	12.823755	11.106675	-13.39%	0
2017	11.330210	12.823755	13.18%	0
2016	9.635286	11.330210	17.59%	0
2015	10.113383	9.635286	-4.73%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.030927	21.288631	-3.37%	0
2019	18.198370	22.030927	21.06%	0
2018	21.440370	18.198370	-15.12%	0
2017	19.266151	21.440370	11.29%	0
2016	16.759646	19.266151	14.96%	0
2015	17.654926	16.759646	-5.07%	0
2014	15.434314	17.654926	14.39%	0
2013	11.637436	15.434314	32.63%	0
2012	10.233230	11.637436	13.72%	0
2011	10.717106	10.233230	-4.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	16.672270	22.961049	37.72%	0
2019	12.567727	16.672270	32.66%	0
2018	13.967837	12.567727	-10.02%	0
2017	11.437491	13.967837	22.12%	0
2016	10.802863	11.437491	5.87%	0
2015	10.968613	10.802863	-1.51%	0
2014*	10.000000	10.968613	9.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	12.153338	12.492007	2.79%	0
2019	10.447886	12.153338	16.32%	0
2018	12.872127	10.447886	-18.83%	0
2017	12.073311	12.872127	6.62%	0
2016	9.807119	12.073311	23.11%	0
2015	10.675863	9.807119	-8.14%	0
2014*	10.000000	10.675863	6.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	13.913783	16.686740	19.93%	0
2019	11.328472	13.913783	22.82%	0
2018	13.267020	11.328472	-14.61%	0
2017	11.958576	13.267020	10.94%	0
2016	9.959116	11.958576	20.08%	0
2015	10.357764	9.959116	-3.85%	0
2014*	10.000000	10.357764	3.58%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.510454	17.193229	10.85%	0
2019	12.388066	15.510454	25.20%	0
2018	13.343048	12.388066	-7.16%	0
2017	10.940354	13.343048	21.96%	0
2016*	10.000000	10.940354	9.40%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	13.955252	12.863892	-7.82%	0
2019	10.944365	13.955252	27.51%	0
2018	11.671287	10.944365	-6.23%	0
2017	11.248118	11.671287	3.76%	0
2016	10.735703	11.248118	4.77%	0
2015	11.641820	10.735703	-7.78%	0
2014	9.260528	11.641820	25.71%	0
2013*	10.000000	9.260528	-7.39%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	15.480422	17.885201	15.53%	0
2019	12.074649	15.480422	28.21%	0
2018	12.952394	12.074649	-6.78%	0
2017	10.902334	12.952394	18.80%	0
2016	9.987508	10.902334	9.16%	0
2015	10.099935	9.987508	-1.11%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.349696	9.398155	0.52%	0
2019	9.189307	9.349696	1.75%	0
2018	9.325494	9.189307	-1.46%	0
2017	9.391235	9.325494	-0.70%	0
2016	9.373258	9.391235	0.19%	0
2015	9.621848	9.373258	-2.58%	0
2014	9.794937	9.621848	-1.77%	0
2013	10.009848	9.794937	-2.15%	0
2012	9.892292	10.009848	1.19%	0
2011*	10.000000	9.892292	-1.08%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.237373	15.439314	16.63%	0
2019	10.837090	13.237373	22.15%	0
2018	12.506762	10.837090	-13.35%	0
2017	11.204823	12.506762	11.62%	0
2016	9.482825	11.204823	18.16%	0
2015	10.199049	9.482825	-7.02%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	24.550079	38.516555	56.89%	0
2019	18.353895	24.550079	33.76%	0
2018	20.202821	18.353895	-9.15%	0
2017	16.206036	20.202821	24.66%	0
2016	15.631452	16.206036	3.68%	0
2015	16.046784	15.631452	-2.59%	0
2014	15.827458	16.046784	1.39%	0
2013	11.681727	15.827458	35.49%	0
2012	10.424613	11.681727	12.06%	0
2011	11.160885	10.424613	-6.60%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	9.676450	10.239897	5.82%	0
2019	8.588596	9.676450	12.67%	0
2018	9.426812	8.588596	-8.89%	0
2017	9.039212	9.426812	4.29%	0
2016	9.306711	9.039212	-2.87%	0
2015	10.028419	9.306711	-7.20%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	10.317988	10.610385	2.83%	0
2019	9.187023	10.317988	12.31%	0
2018	10.287584	9.187023	-10.70%	0
2017	9.536655	10.287584	7.87%	0
2016	8.932412	9.536655	6.76%	0
2015	9.863195	8.932412	-9.44%	0
2014	10.120201	9.863195	-2.54%	0
2013*	10.000000	10.120201	1.20%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	9.257277	9.268128	0.12%	0
2019	9.198591	9.257277	0.64%	0
2018	10.020678	9.198591	-8.20%	0
2017	9.964863	10.020678	0.56%	0
2016	9.005509	9.964863	10.65%	0
2015	9.518309	9.005509	-5.39%	0
2014	9.602769	9.518309	-0.88%	0
2013*	10.000000	9.602769	-3.97%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.198754	11.812465	5.48%	0
2019	10.252497	11.198754	9.23%	0
2018	11.094129	10.252497	-7.59%	0
2017	10.009580	11.094129	10.84%	0
2016	9.068934	10.009580	10.37%	0
2015	10.216442	9.068934	-11.23%	0
2014	10.404292	10.216442	-1.81%	0
2013	10.632160	10.404292	-2.14%	0
2012	9.474542	10.632160	12.22%	0
2011*	10.000000	9.474542	-5.25%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.571326	5.512860	-1.05%	0
2019	5.118547	5.571326	8.85%	0
2018	6.103982	5.118547	-16.14%	0
2017	6.118836	6.103982	-0.24%	0
2016	5.448924	6.118836	12.29%	0
2015	7.498974	5.448924	-27.34%	0
2014	9.427076	7.498974	-20.45%	0
2013	11.308151	9.427076	-16.63%	0
2012	11.005153	11.308151	2.75%	0
2011	12.176497	11.005153	-9.62%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.160595	10.398341	2.34%	0
2019	9.915232	10.160595	2.47%	0
2018	10.051600	9.915232	-1.36%	0
2017	9.801486	10.051600	2.55%	0
2016	9.582522	9.801486	2.29%	0
2015	9.981549	9.582522	-4.00%	0
2014	9.919346	9.981549	0.63%	0
2013*	10.000000	9.919346	-0.81%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	13.398242	13.958520	4.18%	0
2019	11.954942	13.398242	12.07%	0
2018	12.851783	11.954942	-6.98%	0
2017	11.975548	12.851783	7.32%	0
2016	10.820684	11.975548	10.67%	0
2015	11.337922	10.820684	-4.56%	0
2014	11.438241	11.337922	-0.88%	0
2013	12.587908	11.438241	-9.13%	0
2012	10.935521	12.587908	15.11%	0
2011	10.532411	10.935521	3.83%	0
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.373605	11.154720	7.53%	0
2019	10.009859	10.373605	3.63%	0
2018	10.700616	10.009859	-6.46%	0
2017	10.086730	10.700616	6.09%	0
2016	9.926904	10.086730	1.61%	0
2015	10.593300	9.926904	-6.29%	0
2014	10.608159	10.593300	-0.14%	0
2013	11.869079	10.608159	-10.62%	0
2012	11.363199	11.869079	4.45%	0
2011	10.817511	11.363199	5.04%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	14.443306	14.910816	3.24%	0
2019	12.891948	14.443306	12.03%	0
2018	13.563558	12.891948	-4.95%	0
2017	13.026255	13.563558	4.12%	0
2016	11.860067	13.026255	9.83%	0
2015	12.351575	11.860067	-3.98%	0
2014	12.240193	12.351575	0.91%	0
2013	11.854566	12.240193	3.25%	0
2012	10.620595	11.854566	11.62%	0
2011	10.524060	10.620595	0.92%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.717123	11.144977	3.99%	0
2019	10.108668	10.717123	6.02%	0
2018	10.313107	10.108668	-1.98%	0
2017*	10.000000	10.313107	3.13%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.453961	10.775377	3.07%	0
2019	10.004077	10.453961	4.50%	0
2018	10.033361	10.004077	-0.29%	0
2017*	10.000000	10.033361	0.33%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.226683	11.062439	8.17%	0
2019	9.785179	10.226683	4.51%	0
2018	10.436798	9.785179	-6.24%	0
2017	9.641399	10.436798	8.25%	0
2016	9.584430	9.641399	0.59%	0
2015	10.562979	9.584430	-9.26%	0
2014	10.773691	10.562979	-1.96%	0
2013	11.796351	10.773691	-8.67%	0
2012	11.468545	11.796351	2.86%	0
2011	10.821071	11.468545	5.98%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.259057	9.312253	0.57%	0
2019	9.114546	9.259057	1.59%	0
2018	9.303447	9.114546	-2.03%	0
2017	9.399298	9.303447	-1.02%	8,826
2016	9.491189	9.399298	-0.97%	8,922
2015	9.689435	9.491189	-2.05%	8,922
2014	9.838849	9.689435	-1.52%	10,723
2013	10.088742	9.838849	-2.48%	11,019
2012	9.760349	10.088742	3.36%	7,427
2011*	10.000000	9.760349	-2.40%	4,473
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.741188	11.395235	6.09%	0
2019	10.151218	10.741188	5.81%	0
2018	10.452542	10.151218	-2.88%	0
2017	10.201088	10.452542	2.46%	0
2016	10.172434	10.201088	0.28%	0
2015	10.371774	10.172434	-1.92%	0
2014	10.186015	10.371774	1.82%	0
2013	10.638895	10.186015	-4.26%	0
2012	9.940075	10.638895	7.03%	0
2011*	10.000000	9.940075	-0.60%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	14.167689	14.122683	-0.32%	0
2019	12.682197	14.167689	11.71%	0
2018	13.511705	12.682197	-6.14%	0
2017	12.915329	13.511705	4.62%	0
2016	11.611544	12.915329	11.23%	0
2015	12.404218	11.611544	-6.39%	0
2014	12.727427	12.404218	-2.54%	0
2013	11.645562	12.727427	9.29%	0
2012	10.298016	11.645562	13.09%	0
2011	10.752783	10.298016	-4.23%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	10.701230	14.179126	32.50%	0
2019	8.667499	10.701230	23.46%	0
2018	10.894103	8.667499	-20.44%	0
2017	8.386647	10.894103	29.90%	0
2016	8.524587	8.386647	-1.62%	0
2015	9.623598	8.524587	-11.42%	0
2014	10.002064	9.623598	-3.78%	0
2013	8.899776	10.002064	12.39%	0
2012	7.884794	8.899776	12.87%	0
2011	11.048934	7.884794	-28.64%	0
ProFunds - ProFund VP Banks - Q/NQ
2020	19.677767	16.308285	-17.12%	0
2019	14.755522	19.677767	33.36%	0
2018	18.388214	14.755522	-19.76%	0
2017	15.951815	18.388214	15.27%	0
2016	13.242030	15.951815	20.46%	0
2015	13.605789	13.242030	-2.67%	0
2014	12.610398	13.605789	7.89%	0
2013	9.666507	12.610398	30.45%	0
2012	7.413132	9.666507	30.40%	0
2011*	10.000000	7.413132	-25.87%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	10.152949	11.560571	13.86%	0
2019	8.823309	10.152949	15.07%	0
2018	10.963688	8.823309	-19.52%	0
2017	9.121261	10.963688	20.20%	0
2016	7.874554	9.121261	15.83%	0
2015	9.358916	7.874554	-15.86%	0
2014	9.415627	9.358916	-0.60%	0
2013	8.133189	9.415627	15.77%	0
2012	7.669976	8.133189	6.04%	0
2011*	10.000000	7.669976	-23.30%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2020	1.890796	1.374794	-27.29%	0
2019	2.510397	1.890796	-24.68%	0
2018	2.468428	2.510397	1.70%	0
2017	3.078145	2.468428	-19.81%	0
2016	3.621564	3.078145	-15.01%	0
2015	3.896793	3.621564	-7.06%	0
2014	4.648910	3.896793	-16.18%	0
2013	6.475226	4.648910	-28.20%	0
2012	7.942941	6.475226	-18.48%	0
2011	8.917662	7.942941	-10.93%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	27.669977	31.206429	12.78%	0
2019	24.306871	27.669977	13.84%	0
2018	26.669444	24.306871	-8.86%	0
2017	22.262883	26.669444	19.79%	0
2016	26.944636	22.262883	-17.38%	0
2015	26.684204	26.944636	0.98%	0
2014	21.042736	26.684204	26.81%	0
2013	12.781675	21.042736	64.63%	0
2012	9.293352	12.781675	37.54%	0
2011*	10.000000	9.293352	-7.07%	0
ProFunds - ProFund VP Bull - Q/NQ
2020	21.794491	24.719948	13.42%	0
2019	17.299685	21.794491	25.98%	0
2018	18.859574	17.299685	-8.27%	0
2017	16.165558	18.859574	16.67%	0
2016	15.079823	16.165558	7.20%	0
2015	15.497930	15.079823	-2.70%	0
2014	14.223435	15.497930	8.96%	9,169
2013	11.213861	14.223435	26.84%	0
2012	10.073469	11.213861	11.32%	0
2011	10.304782	10.073469	-2.24%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	17.196694	22.029818	28.10%	0
2019	13.900293	17.196694	23.71%	0
2018	16.693225	13.900293	-16.73%	0
2017	14.841900	16.693225	12.47%	0
2016	14.663025	14.841900	1.22%	0
2015	14.400970	14.663025	1.82%	0
2014	13.365487	14.400970	7.75%	0
2013	10.644455	13.365487	25.56%	0
2012	9.823254	10.644455	8.36%	0
2011*	10.000000	9.823254	-1.77%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	24.817911	31.136317	25.46%	0
2019	20.370108	24.817911	21.83%	0
2018	20.714208	20.370108	-1.66%	0
2017	17.901497	20.714208	15.71%	0
2016	17.576750	17.901497	1.85%	0
2015	17.175865	17.576750	2.33%	0
2014	15.624276	17.175865	9.93%	0
2013	11.427627	15.624276	36.72%	0
2012	9.575100	11.427627	19.35%	0
2011*	10.000000	9.575100	-4.25%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	8.872691	10.990664	23.87%	0
2019	7.306278	8.872691	21.44%	0
2018	8.822612	7.306278	-17.19%	0
2017	6.772531	8.822612	30.27%	0
2016	6.240866	6.772531	8.52%	0
2015	7.726156	6.240866	-19.22%	0
2014	8.183995	7.726156	-5.59%	0
2013	8.947095	8.183995	-8.53%	0
2012	8.589224	8.947095	4.17%	0
2011	10.942865	8.589224	-21.51%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	11.782344	10.453770	-11.28%	0
2019	10.233260	11.782344	15.14%	0
2018	12.193005	10.233260	-16.07%	0
2017	10.419041	12.193005	17.03%	0
2016	9.886183	10.419041	5.39%	0
2015	11.348325	9.886183	-12.88%	0
2014	12.708572	11.348325	-10.70%	0
2013	10.688476	12.708572	18.90%	0
2012	9.378553	10.688476	13.97%	0
2011	10.529738	9.378553	-10.93%	0
ProFunds - ProFund VP Financials - Q/NQ
2020	19.971407	19.176460	-3.98%	0
2019	15.683540	19.971407	27.34%	0
2018	17.915086	15.683540	-12.46%	0
2017	15.505768	17.915086	15.54%	0
2016	13.754529	15.505768	12.73%	0
2015	14.284648	13.754529	-3.71%	0
2014	12.941720	14.284648	10.38%	0
2013	10.024009	12.941720	29.11%	0
2012	8.221859	10.024009	21.92%	0
2011*	10.000000	8.221859	-17.78%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2020	24.517682	27.425965	11.86%	0
2019	21.011797	24.517682	16.69%	0
2018	20.585107	21.011797	2.07%	0
2017	17.414756	20.585107	18.20%	0
2016	18.567110	17.414756	-6.21%	0
2015	18.085991	18.567110	2.66%	0
2014	14.957400	18.085991	20.92%	0
2013	10.948571	14.957400	36.62%	0
2012	9.540534	10.948571	14.76%	0
2011*	10.000000	9.540534	-4.59%	0
ProFunds - ProFund VP Industrials - Q/NQ
2020	19.325947	22.057391	14.13%	0
2019	15.150793	19.325947	27.56%	0
2018	17.770038	15.150793	-14.74%	0
2017	14.851381	17.770038	19.65%	0
2016	12.924488	14.851381	14.91%	0
2015	13.690273	12.924488	-5.59%	0
2014	13.265555	13.690273	3.20%	0
2013	9.820463	13.265555	35.08%	0
2012	8.676172	9.820463	13.19%	0
2011*	10.000000	8.676172	-13.24%	0
ProFunds - ProFund VP International - Q/NQ
2020	11.216507	11.501105	2.54%	0
2019	9.620710	11.216507	16.59%	0
2018	11.684953	9.620710	-17.67%	0
2017	9.813971	11.684953	19.06%	0
2016	10.133020	9.813971	-3.15%	0
2015	10.744830	10.133020	-5.69%	0
2014	11.962127	10.744830	-10.18%	0
2013	10.241100	11.962127	16.81%	0
2012	9.037357	10.241100	13.32%	0
2011	10.792746	9.037357	-16.26%	0
ProFunds - ProFund VP Internet - Q/NQ
2020	27.545192	40.610265	47.43%	0
2019	23.873893	27.545192	15.38%	0
2018	23.278100	23.873893	2.56%	0
2017	17.502367	23.278100	33.00%	0
2016	16.966013	17.502367	3.16%	0
2015	14.421314	16.966013	17.65%	0
2014	14.589658	14.421314	-1.15%	0
2013	9.838002	14.589658	48.30%	0
2012	8.403969	9.838002	17.06%	0
2011*	10.000000	8.403969	-15.96%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2020	14.777322	16.746493	13.33%	0
2019	12.598063	14.777322	17.30%	0
2018	14.587040	12.598063	-13.64%	0
2017	12.597367	14.587040	15.79%	0
2016	12.833514	12.597367	-1.84%	0
2015	12.408119	12.833514	3.43%	0
2014	12.297017	12.408119	0.90%	0
2013	8.486382	12.297017	44.90%	0
2012	7.061558	8.486382	20.18%	0
2011	8.867988	7.061558	-20.37%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	31.971433	45.494150	42.30%	0
2019	23.925839	31.971433	33.63%	0
2018	24.946210	23.925839	-4.09%	0
2017	19.573693	24.946210	27.45%	0
2016	19.023131	19.573693	2.89%	0
2015	18.110877	19.023131	5.04%	0
2014	15.834809	18.110877	14.37%	1,961
2013	12.064187	15.834809	31.25%	2,079
2012	10.618821	12.064187	13.61%	0
2011	10.706889	10.618821	-0.82%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	8.317578	5.328275	-35.94%	0
2019	7.841229	8.317578	6.07%	0
2018	10.056643	7.841229	-22.03%	0
2017	10.624725	10.056643	-5.35%	907
2016	8.752010	10.624725	21.40%	917
2015	11.684711	8.752010	-25.10%	917
2014	13.411333	11.684711	-12.87%	0
2013	11.058129	13.411333	21.28%	0
2012	10.994724	11.058129	0.58%	0
2011	11.000201	10.994724	-0.05%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	17.956972	19.749398	9.98%	0
2019	16.108593	17.956972	11.47%	0
2018	17.570768	16.108593	-8.32%	0
2017	16.287145	17.570768	7.88%	0
2016	17.307250	16.287145	-5.89%	0
2015	16.952417	17.307250	2.09%	0
2014	14.529619	16.952417	16.67%	0
2013	11.292438	14.529619	28.67%	0
2012	10.328529	11.292438	9.33%	0
2011*	10.000000	10.328529	3.29%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	3.853071	4.674374	21.32%	0
2019	2.700173	3.853071	42.70%	0
2018	3.192749	2.700173	-15.43%	0
2017	3.102286	3.192749	2.92%	4,100
2016	2.036660	3.102286	52.32%	4,145
2015	3.103066	2.036660	-34.37%	4,145
2014	4.169778	3.103066	-25.58%	0
2013	6.874422	4.169778	-39.34%	0
2012	8.230340	6.874422	-16.47%	0
2011*	10.000000	8.230340	-17.70%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2020	15.430306	14.133910	-8.40%	0
2019	12.453136	15.430306	23.91%	0
2018	13.511215	12.453136	-7.83%	0
2017	12.791643	13.511215	5.63%	0
2016	12.376698	12.791643	3.35%	0
2015	12.620679	12.376698	-1.93%	0
2014	10.327415	12.620679	22.21%	0
2013	10.555423	10.327415	-2.16%	0
2012	9.216216	10.555423	14.53%	0
2011*	10.000000	9.216216	-7.84%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.382039	1.706722	-28.35%	0
2019	2.950767	2.382039	-19.27%	0
2018	2.898447	2.950767	1.81%	0
2017	3.365696	2.898447	-13.88%	0
2016	3.630367	3.365696	-7.29%	0
2015	3.773839	3.630367	-3.80%	0
2014	5.535884	3.773839	-31.83%	0
2013	4.862137	5.535884	13.86%	0
2012	5.345094	4.862137	-9.04%	0
2011	8.749005	5.345094	-38.91%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	28.387571	40.194968	41.59%	0
2019	19.389604	28.387571	46.41%	0
2018	22.099896	19.389604	-12.26%	0
2017	16.677252	22.099896	32.52%	0
2016	13.358591	16.677252	24.84%	0
2015	14.070732	13.358591	-5.06%	0
2014	10.699843	14.070732	31.50%	0
2013	8.200743	10.699843	30.47%	0
2012	8.755059	8.200743	-6.33%	0
2011*	10.000000	8.755059	-12.45%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	3.769758	2.514648	-33.29%	0
2019	4.881299	3.769758	-22.77%	0
2018	4.435917	4.881299	10.04%	0
2017	6.288746	4.435917	-29.46%	0
2016	7.680523	6.288746	-18.12%	0
2015	7.045683	7.680523	9.01%	0
2014	7.425352	7.045683	-5.11%	0
2013	7.613795	7.425352	-2.48%	0
2012	8.958078	7.613795	-15.01%	0
2011	8.280867	8.958078	8.18%	0
ProFunds - ProFund VP Short International - Q/NQ
2020	3.126434	2.538218	-18.81%	0
2019	3.873049	3.126434	-19.28%	0
2018	3.431619	3.873049	12.86%	0
2017	4.423190	3.431619	-22.42%	0
2016	4.808285	4.423190	-8.01%	0
2015	5.112308	4.808285	-5.95%	0
2014	5.087551	5.112308	0.49%	0
2013	6.588910	5.087551	-22.79%	0
2012	8.442752	6.588910	-21.96%	0
2011	8.483593	8.442752	-0.48%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.186719	0.663786	-44.07%	0
2019	1.687472	1.186719	-29.67%	0
2018	1.777858	1.687472	-5.08%	0
2017	2.432919	1.777858	-26.92%	0
2016	2.767152	2.432919	-12.08%	0
2015	3.255524	2.767152	-15.00%	0
2014	4.131207	3.255524	-21.20%	0
2013	5.986716	4.131207	-30.99%	0
2012	7.542668	5.986716	-20.63%	0
2011	8.618818	7.542668	-12.49%	0
ProFunds - ProFund VP Technology - Q/NQ
2020	27.644914	39.131251	41.55%	0
2019	19.479435	27.644914	41.92%	0
2018	20.398646	19.479435	-4.51%	0
2017	15.435646	20.398646	32.15%	0
2016	14.055080	15.435646	9.82%	0
2015	14.041261	14.055080	0.10%	0
2014	12.161314	14.041261	15.46%	0
2013	9.937601	12.161314	22.38%	0
2012	9.216813	9.937601	7.82%	0
2011*	10.000000	9.216813	-7.83%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	12.192865	12.294022	0.83%	0
2019	10.868357	12.192865	12.19%	0
2018	13.098521	10.868357	-17.03%	0
2017	13.689891	13.098521	-4.32%	0
2016	11.511120	13.689891	18.93%	0
2015	11.599556	11.511120	-0.76%	0
2014	11.799818	11.599556	-1.70%	0
2013	10.771381	11.799818	9.55%	0
2012	9.457631	10.771381	13.89%	0
2011*	10.000000	9.457631	-5.42%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	15.702010	18.524336	17.97%	0
2019	13.587609	15.702010	15.56%	0
2018	14.699236	13.587609	-7.56%	0
2017	13.733727	14.699236	7.03%	0
2016	14.092337	13.733727	-2.54%	0
2015	15.278541	14.092337	-7.76%	0
2014	11.459680	15.278541	33.32%	0
2013	14.493352	11.459680	-20.93%	0
2012	14.684958	14.493352	-1.30%	0
2011	10.467511	14.684958	40.29%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	99.904298	181.939898	82.11%	0
2019	56.884920	99.904298	75.63%	0
2018	64.406036	56.884920	-11.68%	0
2017	39.138553	64.406036	64.56%	0
2016	36.858655	39.138553	6.19%	0
2015	33.191739	36.858655	11.05%	0
2014	24.996727	33.191739	32.78%	0
2013	14.282236	24.996727	75.02%	1,317
2012	10.924242	14.282236	30.74%	0
2011	11.310284	10.924242	-3.41%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.140922	0.039312	-72.10%	0
2019	0.291258	0.140922	-51.62%	0
2018	0.337068	0.291258	-13.59%	0
2017	0.626236	0.337068	-46.18%	0
2016	0.802881	0.626236	-22.00%	0
2015	1.113856	0.802881	-27.92%	0
2014	1.773660	1.113856	-37.20%	0
2013	3.532643	1.773660	-49.79%	0
2012	5.579624	3.532643	-36.69%	0
2011	7.334368	5.579624	-23.92%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2020	19.277612	18.391523	-4.60%	0
2019	16.049871	19.277612	20.11%	0
2018	15.961017	16.049871	0.56%	0
2017	14.757241	15.961017	8.16%	653
2016	13.118165	14.757241	12.49%	660
2015	14.338150	13.118165	-8.51%	660
2014	11.651991	14.338150	23.05%	729
2013	10.519683	11.651991	10.76%	749
2012	10.747218	10.519683	-2.12%	1,728
2011*	10.000000	10.747218	7.47%	1,015
Rydex Variable Trust - Banking Fund - Q/NQ
2020	8.956073	8.013484	-10.52%	0
2019	7.136045	8.956073	25.50%	0
2018	9.035279	7.136045	-21.02%	0
2017	8.216840	9.035279	9.96%	0
2016	6.605276	8.216840	24.40%	0
2015	7.102589	6.605276	-7.00%	0
2014	7.025879	7.102589	1.09%	0
2013	5.563797	7.025879	26.28%	0
2012	4.582406	5.563797	21.42%	0
2011	6.027801	4.582406	-23.98%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	24.493866	28.672011	17.06%	0
2019	20.634915	24.493866	18.70%	0
2018	25.574715	20.634915	-19.32%	0
2017	21.543590	25.574715	18.71%	0
2016	16.840737	21.543590	27.93%	0
2015	20.832242	16.840737	-19.16%	0
2014	21.706113	20.832242	-4.03%	0
2013	21.931815	21.706113	-1.03%	0
2012	20.264714	21.931815	8.23%	0
2011	24.815021	20.264714	-18.34%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	41.953304	49.749882	18.58%	0
2019	34.426062	41.953304	21.86%	0
2018	38.897197	34.426062	-11.49%	0
2017	30.739997	38.897197	26.54%	0
2016	39.141788	30.739997	-21.47%	0
2015	36.915049	39.141788	6.03%	0
2014	28.459397	36.915049	29.71%	0
2013	18.880278	28.459397	50.74%	0
2012	14.204561	18.880278	32.92%	0
2011	13.139212	14.204561	8.11%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	1.859752	1.404769	-24.46%	0
2019	1.650773	1.859752	12.66%	0
2018	1.989972	1.650773	-17.05%	0
2017	1.949296	1.989972	2.09%	0
2016	1.806150	1.949296	7.93%	0
2015	2.791284	1.806150	-35.29%	0
2014	4.327399	2.791284	-35.50%	0
2013	4.573908	4.327399	-5.39%	0
2012	4.746291	4.573908	-3.63%	0
2011	5.200857	4.746291	-8.74%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	30.851389	32.441623	5.15%	0
2019	25.800181	30.851389	19.58%	0
2018	30.039369	25.800181	-14.11%	0
2017	27.552391	30.039369	9.03%	0
2016	26.736433	27.552391	3.05%	0
2015	25.749534	26.736433	3.83%	0
2014	23.388880	25.749534	10.09%	0
2013	18.656285	23.388880	25.37%	0
2012	17.503205	18.656285	6.59%	0
2011	15.738957	17.503205	11.21%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	41.120016	40.889933	-0.56%	0
2019	28.525653	41.120016	44.15%	0
2018	34.028469	28.525653	-16.17%	0
2017	21.958883	34.028469	54.96%	0
2016	17.183539	21.958883	27.79%	0
2015	18.353188	17.183539	-6.37%	0
2014	16.074612	18.353188	14.17%	0
2013	10.107154	16.074612	59.04%	0
2012	8.826920	10.107154	14.50%	0
2011	8.277398	8.826920	6.64%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	24.628822	37.548702	52.46%	0
2019	15.818048	24.628822	55.70%	0
2018	18.540123	15.818048	-14.68%	0
2017	14.470739	18.540123	28.12%	0
2016	11.905213	14.470739	21.55%	0
2015	11.928339	11.905213	-0.19%	0
2014	9.861853	11.928339	20.95%	0
2013	7.470195	9.861853	32.02%	0
2012	7.563130	7.470195	-1.23%	0
2011	9.264494	7.563130	-18.36%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2020	12.844456	8.264115	-35.66%	0
2019	12.302001	12.844456	4.41%	0
2018	16.892078	12.302001	-27.17%	0
2017	18.434734	16.892078	-8.37%	0
2016	14.355114	18.434734	28.42%	0
2015	21.047844	14.355114	-31.80%	0
2014	26.461205	21.047844	-20.46%	0
2013	21.924834	26.461205	20.69%	0
2012	21.904480	21.924834	0.09%	0
2011	23.799636	21.904480	-7.96%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	5.264747	3.224744	-38.75%	0
2019	5.389302	5.264747	-2.31%	0
2018	10.146063	5.389302	-46.88%	0
2017	12.757544	10.146063	-20.47%	0
2016	10.597083	12.757544	20.39%	0
2015	15.873272	10.597083	-33.24%	0
2014	22.982270	15.873272	-30.93%	0
2013	18.977600	22.982270	21.10%	0
2012	19.337514	18.977600	-1.86%	0
2011	21.808646	19.337514	-11.33%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	11.683765	11.447825	-2.02%	0
2019	9.306839	11.683765	25.54%	0
2018	11.752565	9.306839	-20.81%	0
2017	9.348394	11.752565	25.72%	0
2016	10.128010	9.348394	-7.70%	0
2015	11.163519	10.128010	-9.28%	0
2014	13.050834	11.163519	-14.46%	0
2013	10.776324	13.050834	21.11%	0
2012	9.062084	10.776324	18.92%	0
2011	10.924047	9.062084	-17.04%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	14.511039	14.169224	-2.36%	0
2019	11.590780	14.511039	25.19%	0
2018	13.519147	11.590780	-14.26%	0
2017	11.965803	13.519147	12.98%	0
2016	10.567922	11.965803	13.23%	0
2015	11.260075	10.567922	-6.15%	0
2014	10.232089	11.260075	10.05%	0
2013	8.206263	10.232089	24.69%	0
2012	6.843261	8.206263	19.92%	0
2011	8.228615	6.843261	-16.84%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	16.552754	19.732353	19.21%	0
2019	14.502517	16.552754	14.14%	0
2018	15.672673	14.502517	-7.47%	0
2017	14.624108	15.672673	7.17%	0
2016	15.010653	14.624108	-2.58%	0
2015	16.180780	15.010653	-7.23%	0
2014	12.292578	16.180780	31.63%	0
2013	15.383422	12.292578	-20.09%	0
2012	15.279287	15.383422	0.68%	0
2011	11.047202	15.279287	38.31%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	32.563870	37.777364	16.01%	0
2019	27.179771	32.563870	19.81%	0
2018	27.466392	27.179771	-1.04%	0
2017	22.868890	27.466392	20.10%	0
2016	25.905928	22.868890	-11.72%	0
2015	25.353774	25.905928	2.18%	0
2014	20.813142	25.353774	21.82%	0
2013	15.013907	20.813142	38.63%	0
2012	13.110003	15.013907	14.52%	0
2011	12.810589	13.110003	2.34%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	11.880961	11.559284	-2.71%	0
2019	10.677029	11.880961	11.28%	0
2018	11.019548	10.677029	-3.11%	0
2017	10.548213	11.019548	4.47%	0
2016	9.667164	10.548213	9.11%	0
2015	9.960385	9.667164	-2.94%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2020	42.253722	66.173115	56.61%	0
2019	34.452888	42.253722	22.64%	0
2018	36.416425	34.452888	-5.39%	0
2017	27.808029	36.416425	30.96%	0
2016	27.237053	27.808029	2.10%	0
2015	25.714552	27.237053	5.92%	0
2014	25.801706	25.714552	-0.34%	0
2013	17.453707	25.801706	47.83%	0
2012	14.964350	17.453707	16.64%	0
2011	17.380519	14.964350	-13.90%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.176890	0.093774	-46.99%	0
2019	0.283179	0.176890	-37.53%	0
2018	0.285624	0.283179	-0.86%	0
2017	0.478624	0.285624	-40.32%	0
2016	0.695948	0.478624	-31.23%	0
2015	0.774167	0.695948	-10.10%	0
2014	1.012339	0.774167	-23.53%	0
2013	1.845708	1.012339	-45.15%	0
2012	2.435179	1.845708	-24.21%	0
2011	3.415973	2.435179	-28.71%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.037554	1.571645	-22.87%	0
2019	2.404009	2.037554	-15.24%	0
2018	2.369846	2.404009	1.44%	0
2017	2.660710	2.369846	-10.93%	0
2016	2.804257	2.660710	-5.12%	0
2015	2.904147	2.804257	-3.44%	0
2014	3.956737	2.904147	-26.60%	0
2013	3.511839	3.956737	12.67%	0
2012	3.830166	3.511839	-8.31%	0
2011	5.632771	3.830166	-32.00%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.027116	0.754079	-26.58%	0
2019	1.318561	1.027116	-22.10%	0
2018	1.216416	1.318561	8.40%	0
2017	1.439321	1.216416	-15.49%	0
2016	1.820706	1.439321	-20.95%	0
2015	1.883813	1.820706	-3.35%	0
2014	2.179073	1.883813	-13.55%	0
2013	3.077853	2.179073	-29.20%	0
2012	3.857108	3.077853	-20.20%	0
2011	4.257973	3.857108	-9.41%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.500443	0.303286	-39.40%	0
2019	0.711191	0.500443	-29.63%	0
2018	0.748355	0.711191	-4.97%	0
2017	1.016083	0.748355	-26.35%	0
2016	1.148286	1.016083	-11.51%	0
2015	1.348271	1.148286	-14.83%	0
2014	1.695127	1.348271	-20.46%	0
2013	2.444290	1.695127	-30.65%	0
2012	3.073871	2.444290	-20.48%	0
2011	3.496808	3.073871	-12.09%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	0.948497	0.641500	-32.37%	0
2019	1.222351	0.948497	-22.40%	0
2018	1.125354	1.222351	8.62%	0
2017	1.330681	1.125354	-15.43%	0
2016	1.707562	1.330681	-22.07%	0
2015	1.745099	1.707562	-2.15%	0
2014	1.958573	1.745099	-10.90%	0
2013	2.897531	1.958573	-32.41%	0
2012	3.621995	2.897531	-20.00%	0
2011	4.010499	3.621995	-9.69%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.054486	0.772811	-26.71%	0
2019	1.399399	1.054486	-24.65%	0
2018	1.377163	1.399399	1.61%	0
2017	1.704530	1.377163	-19.21%	0
2016	1.981592	1.704530	-13.98%	0
2015	2.121270	1.981592	-6.58%	0
2014	2.536793	2.121270	-16.38%	0
2013	3.531715	2.536793	-28.17%	0
2012	4.352286	3.531715	-18.85%	0
2011	4.894897	4.352286	-11.09%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	26.189382	35.959535	37.31%	0
2019	19.270956	26.189382	35.90%	0
2018	25.589829	19.270956	-24.69%	0
2017	17.416273	25.589829	46.93%	0
2016	16.365341	17.416273	6.42%	0
2015	14.948738	16.365341	9.48%	0
2014	18.078903	14.948738	-17.31%	0
2013	11.855699	18.078903	52.49%	0
2012	10.098933	11.855699	17.40%	0
2011	14.540190	10.098933	-30.54%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	31.543070	37.312332	18.29%	0
2019	24.960440	31.543070	26.37%	0
2018	29.502508	24.960440	-15.40%	0
2017	25.126330	29.502508	17.42%	0
2016	23.459310	25.126330	7.11%	0
2015	23.926678	23.459310	-1.95%	0
2014	22.772575	23.926678	5.07%	0
2013	16.358595	22.772575	39.21%	0
2012	13.794830	16.358595	18.58%	0
2011	13.774046	13.794830	0.15%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	46.572426	50.390618	8.20%	0
2019	35.004571	46.572426	33.05%	0
2018	44.434724	35.004571	-21.22%	0
2017	37.122040	44.434724	19.70%	0
2016	29.291145	37.122040	26.73%	0
2015	31.710280	29.291145	-7.63%	0
2014	28.981389	31.710280	9.42%	0
2013	19.734486	28.981389	46.86%	0
2012	16.238949	19.734486	21.53%	0
2011	17.977043	16.238949	-9.67%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	144.396436	263.765793	82.67%	0
2019	81.836929	144.396436	76.44%	0
2018	92.326787	81.836929	-11.36%	0
2017	55.722387	92.326787	65.69%	0
2016	52.009703	55.722387	7.14%	0
2015	46.417296	52.009703	12.05%	0
2014	34.768407	46.417296	33.50%	0
2013	19.736068	34.768407	76.17%	0
2012	15.054015	19.736068	31.10%	0
2011	15.504622	15.054015	-2.91%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	46.918059	66.483859	41.70%	0
2019	35.070195	46.918059	33.78%	0
2018	36.543104	35.070195	-4.03%	0
2017	28.509067	36.543104	28.18%	0
2016	27.517517	28.509067	3.60%	0
2015	26.007553	27.517517	5.81%	0
2014	22.653777	26.007553	14.80%	0
2013	17.215061	22.653777	31.59%	0
2012	15.082668	17.215061	14.14%	0
2011	15.101525	15.082668	-0.12%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2020	38.951034	45.701177	17.33%	0
2019	27.472902	38.951034	41.78%	0
2018	31.344408	27.472902	-12.35%	0
2017	24.330838	31.344408	28.83%	0
2016	21.507725	24.330838	13.13%	0
2015	22.162023	21.507725	-2.95%	0
2014	19.118489	22.162023	15.92%	0
2013	13.127129	19.118489	45.64%	6,122
2012	10.985998	13.127129	19.49%	0
2011	11.371137	10.985998	-3.39%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	10.228430	13.428115	31.28%	0
2019	6.875052	10.228430	48.78%	0
2018	8.435065	6.875052	-18.49%	0
2017	8.057862	8.435065	4.68%	0
2016	4.979930	8.057862	61.81%	0
2015	7.317096	4.979930	-31.94%	0
2014	9.056896	7.317096	-19.21%	0
2013	17.191436	9.056896	-47.32%	0
2012	18.339681	17.191436	-6.26%	0
2011	24.737131	18.339681	-25.86%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	22.202703	20.440256	-7.94%	0
2019	18.253652	22.202703	21.63%	0
2018	20.153638	18.253652	-9.43%	0
2017	19.329840	20.153638	4.26%	0
2016	17.951028	19.329840	7.68%	0
2015	18.839851	17.951028	-4.72%	0
2014	15.927230	18.839851	18.29%	0
2013	15.675570	15.927230	1.61%	0
2012	13.551243	15.675570	15.68%	0
2011	13.555506	13.551243	-0.03%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	28.354056	39.820865	40.44%	0
2019	23.302990	28.354056	21.68%	0
2018	24.638447	23.302990	-5.42%	0
2017	22.339627	24.638447	10.29%	0
2016	22.783936	22.339627	-1.95%	0
2015	23.621967	22.783936	-3.55%	0
2014	22.240599	23.621967	6.21%	0
2013	16.754474	22.240599	32.74%	0
2012	14.679096	16.754474	14.14%	0
2011	14.260640	14.679096	2.93%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	36.979594	43.392132	17.34%	0
2019	27.946935	36.979594	32.32%	0
2018	35.551154	27.946935	-21.39%	0
2017	30.302161	35.551154	17.32%	0
2016	23.768404	30.302161	27.49%	0
2015	26.742992	23.768404	-11.12%	0
2014	26.233796	26.742992	1.94%	0
2013	16.925256	26.233796	55.00%	0
2012	14.181231	16.925256	19.35%	0
2011	16.520267	14.181231	-14.16%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	50.966771	58.836838	15.44%	0
2019	32.082646	50.966771	58.86%	0
2018	38.803546	32.082646	-17.32%	0
2017	27.662806	38.803546	40.27%	0
2016	23.502300	27.662806	17.70%	0
2015	24.449015	23.502300	-3.87%	0
2014	20.064819	24.449015	21.85%	0
2013	12.166406	20.064819	64.92%	0
2012	9.619900	12.166406	26.47%	0
2011	10.245529	9.619900	-6.11%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	24.971606	31.079959	24.46%	0
2019	20.178798	24.971606	23.75%	0
2018	21.878544	20.178798	-7.77%	0
2017	17.991453	21.878544	21.61%	0
2016	17.942055	17.991453	0.28%	0
2015	18.158879	17.942055	-1.19%	0
2014	16.524503	18.158879	9.89%	0
2013	11.962083	16.524503	38.14%	0
2012	10.800504	11.962083	10.75%	0
2011	11.170169	10.800504	-3.31%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	21.448985	18.751666	-12.58%	0
2019	17.800340	21.448985	20.50%	0
2018	21.010380	17.800340	-15.28%	0
2017	18.549897	21.010380	13.26%	0
2016	16.163560	18.549897	14.76%	0
2015	18.247244	16.163560	-11.42%	0
2014	16.825909	18.247244	8.45%	1,167
2013	11.849450	16.825909	42.00%	1,199
2012	9.918148	11.849450	19.47%	948
2011	10.478053	9.918148	-5.34%	555
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	23.241677	29.640356	27.53%	0
2019	20.601710	23.241677	12.81%	0
2018	24.748640	20.601710	-16.76%	0
2017	21.316995	24.748640	16.10%	0
2016	21.233173	21.316995	0.39%	0
2015	21.439029	21.233173	-0.96%	0
2014	22.278558	21.439029	-3.77%	0
2013	17.001849	22.278558	31.04%	0
2012	14.987959	17.001849	13.44%	0
2011	15.433800	14.987959	-2.89%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	20.544151	21.571254	5.00%	0
2019	17.162507	20.544151	19.70%	0
2018	21.673219	17.162507	-20.81%	0
2017	19.594335	21.673219	10.61%	0
2016	15.551515	19.594335	26.00%	0
2015	18.051384	15.551515	-13.85%	0
2014	17.303510	18.051384	4.32%	0
2013	13.034621	17.303510	32.75%	0
2012	11.398925	13.034621	14.35%	0
2011	12.558934	11.398925	-9.24%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	23.257315	26.316403	13.15%	0
2019	21.135138	23.257315	10.04%	0
2018	23.770928	21.135138	-11.09%	0
2017	20.947504	23.770928	13.48%	0
2016	18.053785	20.947504	16.03%	0
2015	18.538563	18.053785	-2.61%	0
2014	18.965445	18.538563	-2.25%	0
2013	13.730270	18.965445	38.13%	0
2012	12.699825	13.730270	8.11%	0
2011	12.550360	12.699825	1.19%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	16.014252	14.719333	-8.09%	0
2019	13.575645	16.014252	17.96%	0
2018	17.489085	13.575645	-22.38%	0
2017	17.940317	17.489085	-2.52%	0
2016	13.930528	17.940317	28.78%	0
2015	16.483776	13.930528	-15.49%	0
2014	16.644770	16.483776	-0.97%	0
2013	11.921759	16.644770	39.62%	0
2012	10.131906	11.921759	17.67%	0
2011	11.445629	10.131906	-11.48%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	6.302902	5.296317	-15.97%	0
2019	6.163661	6.302902	2.26%	0
2018	5.639617	6.163661	9.29%	0
2017	7.005531	5.639617	-19.50%	0
2016	6.697383	7.005531	4.60%	0
2015	6.044486	6.697383	10.80%	0
2014	5.030094	6.044486	20.17%	0
2013	5.303337	5.030094	-5.15%	0
2012	5.789406	5.303337	-8.40%	0
2011	6.185864	5.789406	-6.41%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2020	33.628348	49.061590	45.89%	0
2019	24.617612	33.628348	36.60%	0
2018	25.569548	24.617612	-3.72%	0
2017	19.721028	25.569548	29.66%	0
2016	18.162565	19.721028	8.58%	0
2015	18.376094	18.162565	-1.16%	0
2014	17.050471	18.376094	7.77%	0
2013	12.882972	17.050471	32.35%	0
2012	11.769733	12.882972	9.46%	0
2011	13.260046	11.769733	-11.24%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	13.580181	14.535049	7.03%	0
2019	12.271482	13.580181	10.66%	0
2018	13.257639	12.271482	-7.44%	0
2017	12.812039	13.257639	3.48%	0
2016	11.163250	12.812039	14.77%	0
2015	12.244071	11.163250	-8.83%	0
2014	12.206672	12.244071	0.31%	0
2013	10.630998	12.206672	14.82%	0
2012	10.372247	10.630998	2.49%	0
2011	12.395909	10.372247	-16.33%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	26.550134	36.496989	37.46%	0
2019	22.218952	26.550134	19.49%	0
2018	28.434955	22.218952	-21.86%	0
2017	23.838341	28.434955	19.28%	0
2016	21.126362	23.838341	12.84%	0
2015	25.156558	21.126362	-16.02%	0
2014	20.957068	25.156558	20.04%	0
2013	14.231994	20.957068	47.25%	0
2012	12.382901	14.231994	14.93%	0
2011	14.252201	12.382901	-13.12%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	28.042682	26.004789	-7.27%	0
2019	24.104798	28.042682	16.34%	0
2018	23.763784	24.104798	1.44%	0
2017	21.896916	23.763784	8.53%	0
2016	19.253620	21.896916	13.73%	0
2015	21.262145	19.253620	-9.45%	0
2014	17.699377	21.262145	20.13%	0
2013	15.935300	17.699377	11.07%	0
2012	16.122853	15.935300	-1.16%	0
2011	14.182886	16.122853	13.68%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	4.815138	5.163026	7.22%	0
2019	5.176911	4.815138	-6.99%	0
2018	5.994012	5.176911	-13.63%	0
2017	5.139029	5.994012	16.64%	0
2016	5.758651	5.139029	-10.76%	0
2015	7.083284	5.758651	-18.70%	0
2014	9.280105	7.083284	-23.67%	0
2013	9.768750	9.280105	-5.00%	0
2012	9.916642	9.768750	-1.49%	0
2011	10.532431	9.916642	-5.85%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	10.511936	11.033637	4.96%	0
2019	10.129309	10.511936	3.78%	0
2018	9.677143	10.129309	4.67%	0
2017	9.651772	9.677143	0.26%	0
2016	9.637930	9.651772	0.14%	0
2015	9.949862	9.637930	-3.14%	0
2014	10.040891	9.949862	-0.91%	0
2013*	10.000000	10.040891	0.41%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.443191	5.173301	16.43%	0
2019	4.063192	4.443191	9.35%	0
2018	5.796420	4.063192	-29.90%	0
2017	6.031882	5.796420	-3.90%	0
2016	4.293578	6.031882	40.49%	0
2015	6.600181	4.293578	-34.95%	0
2014	8.346883	6.600181	-20.93%	1,117
2013	7.725234	8.346883	8.05%	1,148
2012	7.644668	7.725234	1.05%	1,568
2011*	10.000000	7.644668	-23.55%	724
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	11.865934	16.079979	35.51%	0
2019	8.748960	11.865934	35.63%	0
2018	10.730530	8.748960	-18.47%	0
2017*	10.000000	10.730530	7.31%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.724947	10.321101	-3.77%	0
2019*	10.000000	10.724947	7.25%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	14.310535	15.274986	6.74%	0
2019	12.391766	14.310535	15.48%	0
2018	13.553982	12.391766	-8.57%	0
2017	11.997730	13.553982	12.97%	0
2016	11.756964	11.997730	2.05%	0
2015	11.880030	11.756964	-1.04%	4,734
2014	11.352579	11.880030	4.65%	0
2013	9.993540	11.352579	13.60%	0
2012	9.022527	9.993540	10.76%	0
2011*	10.000000	9.022527	-9.77%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.679603	8.667434	-0.14%	0
2019	7.606784	8.679603	14.10%	0
2018*	10.000000	7.606784	-23.93%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.522840	6.234218	-26.85%	0
2019	7.244621	8.522840	17.64%	0
2018	9.151108	7.244621	-20.83%	0
2017	9.445239	9.151108	-3.11%	0
2016	6.865881	9.445239	37.57%	0
2015	11.321363	6.865881	-39.35%	0
2014	10.354581	11.321363	9.34%	0
2013*	10.000000	10.354581	3.55%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	14.846967	15.847168	6.74%	0
2019	10.867052	14.846967	36.62%	0
2018	12.718208	10.867052	-14.56%	0
2017	10.416693	12.718208	22.09%	0
2016	9.874069	10.416693	5.50%	0
2015	10.241419	9.874069	-3.59%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	9.948325	10.648214	7.04%	0
2019	9.350117	9.948325	6.40%	0
2018	9.849085	9.350117	-5.07%	0
2017	9.723283	9.849085	1.29%	0
2016	9.533289	9.723283	1.99%	0
2015	10.004687	9.533289	-4.71%	0
2014	9.913105	10.004687	0.92%	0
2013	11.086612	9.913105	-10.58%	0
2012	10.567718	11.086612	4.91%	5,507
2011*	10.000000	10.567718	5.68%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	13.212261	14.432711	9.24%	0
2019	10.910297	13.212261	21.10%	0
2018	11.992232	10.910297	-9.02%	0
2017	10.186744	11.992232	17.72%	0
2016	9.187072	10.186744	10.88%	0
2015*	10.000000	9.187072	-8.13%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	12.831833	12.659153	-1.35%	0
2019	10.338815	12.831833	24.11%	0
2018	11.649670	10.338815	-11.25%	0
2017	10.964014	11.649670	6.25%	0
2016	9.313868	10.964014	17.72%	0
2015*	10.000000	9.313868	-6.86%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	10.956771	11.145177	1.72%	0
2019	9.534779	10.956771	14.91%	0
2018	10.523375	9.534779	-9.39%	0
2017	9.560992	10.523375	10.07%	0
2016	9.428592	9.560992	1.40%	0
2015	9.826738	9.428592	-4.05%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	15.138142	19.136793	26.41%	0
2019	11.805793	15.138142	28.23%	0
2018	13.549668	11.805793	-12.87%	0
2017	11.038968	13.549668	22.74%	0
2016	11.093138	11.038968	-0.49%	0
2015	11.356559	11.093138	-2.32%	0
2014	11.409127	11.356559	-0.46%	0
2013*	10.000000	11.409127	14.09%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.232451	10.851178	6.05%	0
2019	9.595619	10.232451	6.64%	0
2018	9.894151	9.595619	-3.02%	0
2017	9.811840	9.894151	0.84%	0
2016*	10.000000	9.811840	-1.88%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	11.872822	13.264507	11.72%	0
2019	10.024739	11.872822	18.44%	0
2018	10.822860	10.024739	-7.37%	0
2017	9.655354	10.822860	12.09%	0
2016	9.308576	9.655354	3.73%	0
2015	9.923262	9.308576	-6.19%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.181538	14.350003	1.19%	0
2019	11.388056	14.181538	24.53%	0
2018	12.591550	11.388056	-9.56%	0
2017	11.062746	12.591550	13.82%	1,260
2016*	10.000000	11.062746	10.63%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	13.446135	15.857479	17.93%	0
2019	11.687477	13.446135	15.05%	0
2018	12.945326	11.687477	-9.72%	0
2017	11.651888	12.945326	11.10%	0
2016	11.488285	11.651888	1.42%	0
2015	11.877682	11.488285	-3.28%	0
2014	11.926876	11.877682	-0.41%	0
2013	10.669496	11.926876	11.78%	0
2012	9.931407	10.669496	7.43%	0
2011	10.548714	9.931407	-5.85%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.569694	13.244062	5.37%	0
2019	10.734303	12.569694	17.10%	0
2018	13.032860	10.734303	-17.64%	0
2017	11.594823	13.032860	12.40%	0
2016	10.301026	11.594823	12.56%	0
2015	10.815705	10.301026	-4.76%	0
2014*	10.000000	10.815705	8.16%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.824316	11.242324	3.86%	0
2019	9.508109	10.824316	13.84%	0
2018	10.138631	9.508109	-6.22%	0
2017*	10.000000	10.138631	1.39%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	4.877699	4.694956	-3.75%	0
2019	4.679461	4.877699	4.24%	0
2018	5.422398	4.679461	-13.70%	0
2017	5.466798	5.422398	-0.81%	0
2016	4.994741	5.466798	9.45%	0
2015	6.825489	4.994741	-26.82%	0
2014	8.418387	6.825489	-18.92%	0
2013	9.602953	8.418387	-12.34%	0
2012	10.039941	9.602953	-4.35%	0
2011	11.764151	10.039941	-14.66%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.453872	10.417623	-0.35%	0
2019	9.992619	10.453872	4.62%	0
2018	10.237961	9.992619	-2.40%	0
2017	10.129608	10.237961	1.07%	0
2016	9.516128	10.129608	6.45%	0
2015*	10.000000	9.516128	-4.84%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.336355	13.216964	27.87%	0
2019	8.188993	10.336355	26.22%	0
2018*	10.000000	8.188993	-18.11%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	13.343161	14.931216	11.90%	0
2019	11.572714	13.343161	15.30%	0
2018	12.551439	11.572714	-7.80%	0
2017	11.293908	12.551439	11.13%	0
2016	11.239880	11.293908	0.48%	0
2015	11.511444	11.239880	-2.36%	17,363
2014	11.164133	11.511444	3.11%	17,884
2013	9.907201	11.164133	12.69%	19,774
2012	9.035447	9.907201	9.65%	0
2011*	10.000000	9.035447	-9.65%	7,105
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.311563	15.883243	19.32%	0
2019	10.977607	13.311563	21.26%	0
2018	11.759783	10.977607	-6.65%	0
2017	10.365264	11.759783	13.45%	0
2016*	10.000000	10.365264	3.65%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	12.943201	13.459939	3.99%	0
2019	10.422589	12.943201	24.18%	0
2018	11.665337	10.422589	-10.65%	0
2017	10.598401	11.665337	10.07%	0
2016	9.215232	10.598401	15.01%	0
2015*	10.000000	9.215232	-7.85%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.325039	15.058376	5.12%	0
2019	11.306400	14.325039	26.70%	0
2018	12.745819	11.306400	-11.29%	0
2017	11.186642	12.745819	13.94%	0
2016*	10.000000	11.186642	11.87%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	16.805577	23.569922	40.25%	0
2019	12.838912	16.805577	30.90%	0
2018	13.199987	12.838912	-2.74%	0
2017	10.020782	13.199987	31.73%	3,229
2016	10.199945	10.020782	-1.76%	13,541
2015*	10.000000	10.199945	2.00%	18,875
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	11.134579	11.142092	0.07%	0
2019	9.930053	11.134579	12.13%	0
2018	10.547689	9.930053	-5.86%	0
2017	10.097208	10.547689	4.46%	0
2016	9.051657	10.097208	11.55%	0
2015*	10.000000	9.051657	-9.48%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.429510	11.123390	6.65%	0
2019	9.757398	10.429510	6.89%	0
2018	10.067624	9.757398	-3.08%	0
2017	9.908430	10.067624	1.61%	0
2016*	10.000000	9.908430	-0.92%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.121128	10.127351	-8.94%	0
2019	9.258225	11.121128	20.12%	0
2018	10.131478	9.258225	-8.62%	0
2017*	10.000000	10.131478	1.31%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	10.762462	11.267781	4.70%	0
2019	9.955026	10.762462	8.11%	0
2018	10.486708	9.955026	-5.07%	0
2017	9.979854	10.486708	5.08%	0
2016	9.455982	9.979854	5.54%	0
2015	9.869681	9.455982	-4.19%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.618306	17.051033	9.17%	0
2019	13.337253	15.618306	17.10%	0
2018	15.111136	13.337253	-11.74%	0
2017	13.811386	15.111136	9.41%	0
2016	12.489427	13.811386	10.58%	0
2015	13.630419	12.489427	-8.37%	0
2014	13.564984	13.630419	0.48%	0
2013	11.217655	13.564984	20.93%	0
2012	9.955825	11.217655	12.67%	0
2011	10.349320	9.955825	-3.80%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	12.310219	12.110484	-1.62%	0
2019	10.856550	12.310219	13.39%	0
2018	11.613440	10.856550	-6.52%	0
2017	10.837683	11.613440	7.16%	0
2016	9.727874	10.837683	11.41%	0
2015	10.712656	9.727874	-9.19%	0
2014	10.481059	10.712656	2.21%	0
2013*	10.000000	10.481059	4.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	13.522953	12.622161	-6.66%	0
2019	11.129244	13.522953	21.51%	0
2018	12.832328	11.129244	-13.27%	0
2017	12.093707	12.832328	6.11%	0
2016	11.034116	12.093707	9.60%	0
2015	11.721790	11.034116	-5.87%	0
2014	11.349842	11.721790	3.28%	0
2013*	10.000000	11.349842	13.50%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.288720	8.595759	-7.46%	0
2019	9.319789	9.288720	-0.33%	0
2018	9.359076	9.319789	-0.42%	0
2017	9.397811	9.359076	-0.41%	0
2016	9.343863	9.397811	0.58%	0
2015*	10.000000	9.343863	-6.56%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.030945	11.220558	1.72%	0
2019	10.086615	11.030945	9.36%	0
2018	10.793422	10.086615	-6.55%	0
2017	9.766241	10.793422	10.52%	0
2016	9.579950	9.766241	1.94%	0
2015	10.411153	9.579950	-7.98%	0
2014	10.251763	10.411153	1.55%	0
2013*	10.000000	10.251763	2.52%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.303254	9.124054	-1.93%	0
2019	9.348968	9.303254	-0.49%	0
2018	9.441135	9.348968	-0.98%	0
2017	9.542939	9.441135	-1.07%	0
2016	9.674029	9.542939	-1.36%	0
2015	9.958048	9.674029	-2.85%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.932293	10.355893	4.26%	0
2019	9.341945	9.932293	6.32%	0
2018*	10.000000	9.341945	-6.58%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	5.832632	5.846499	0.24%	0
2019	5.520469	5.832632	5.65%	0
2018	6.211978	5.520469	-11.13%	0
2017	5.848431	6.211978	6.22%	0
2016	7.022662	5.848431	-16.72%	0
2015	7.300991	7.022662	-3.81%	0
2014	6.667180	7.300991	9.51%	0
2013	6.651914	6.667180	0.23%	3,296
2012	7.668131	6.651914	-13.25%	4,213
2011	8.589292	7.668131	-10.72%	4,572
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	15.003913	15.381318	2.52%	0
2019	14.551250	15.003913	3.11%	0
2018	17.109025	14.551250	-14.95%	0
2017	15.246076	17.109025	12.22%	0
2016	15.502426	15.246076	-1.65%	0
2015	15.669906	15.502426	-1.07%	0
2014	15.602741	15.669906	0.43%	0
2013	13.596327	15.602741	14.76%	504
2012	13.326680	13.596327	2.02%	573
2011	14.597759	13.326680	-8.71%	573
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	7.905696	8.294513	4.92%	0
2019	7.705508	7.905696	2.60%	0
2018	8.309603	7.705508	-7.27%	715
2017	8.203237	8.309603	1.30%	750
2016	8.436625	8.203237	-2.77%	1,277
2015	8.478487	8.436625	-0.49%	1,333
2014	8.291720	8.478487	2.25%	2,981
2013	8.348891	8.291720	-0.68%	4,506
2012	8.359930	8.348891	-0.13%	0
2011	8.276411	8.359930	1.01%	4,854
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	10.853860	10.604976	-2.29%	0
2019	10.324313	10.853860	5.13%	0
2018	10.654422	10.324313	-3.10%	0
2017	10.539600	10.654422	1.09%	0
2016	9.936169	10.539600	6.07%	0
2015	10.096538	9.936169	-1.59%	0
2014	10.093885	10.096538	0.03%	0
2013*	10.000000	10.093885	0.94%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	11.528484	12.388578	7.46%	0
2019	10.271222	11.528484	12.24%	0
2018	11.270849	10.271222	-8.87%	0
2017	10.502780	11.270849	7.31%	0
2016	9.639279	10.502780	8.96%	0
2015	10.320408	9.639279	-6.60%	0
2014	9.992759	10.320408	3.28%	0
2013*	10.000000	9.992759	-0.07%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	16.186346	20.137282	24.41%	0
2019	12.603123	16.186346	28.43%	0
2018	14.896873	12.603123	-15.40%	0
2017	11.184258	14.896873	33.20%	0
2016	11.464847	11.184258	-2.45%	0
2015	11.319091	11.464847	1.29%	5,393
2014	11.352177	11.319091	-0.29%	0
2013*	10.000000	11.352177	13.52%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	13.410113	14.919944	11.26%	0
2019	11.271132	13.410113	18.98%	0
2018	12.201678	11.271132	-7.63%	0
2017	10.558646	12.201678	15.56%	0
2016	11.091397	10.558646	-4.80%	0
2015	12.386439	11.091397	-10.46%	0
2014	13.382765	12.386439	-7.44%	0
2013	10.946587	13.382765	22.26%	0
2012	9.401925	10.946587	16.43%	9,284
2011	10.370143	9.401925	-9.34%	6,558
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.628490	9.287006	-3.55%	0
2019	8.341794	9.628490	15.42%	0
2018	10.485136	8.341794	-20.44%	0
2017	8.395071	10.485136	24.90%	0
2016	7.113817	8.395071	18.01%	0
2015	9.108217	7.113817	-21.90%	0
2014	9.776041	9.108217	-6.83%	0
2013*	10.000000	9.776041	-2.24%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	10.939958	11.449329	4.66%	0
2019	9.821137	10.939958	11.39%	0
2018	10.490459	9.821137	-6.38%	0
2017	9.902237	10.490459	5.94%	0
2016	8.785446	9.902237	12.71%	0
2015	9.574307	8.785446	-8.24%	0
2014	9.949915	9.574307	-3.77%	0
2013*	10.000000	9.949915	-0.50%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.295962	10.806264	4.96%	0
2019	9.720814	10.295962	5.92%	0
2018	10.054156	9.720814	-3.32%	0
2017	9.907375	10.054156	1.48%	0
2016*	10.000000	9.907375	-0.93%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.433539	17.793308	32.45%	0
2019	11.267313	13.433539	19.23%	0
2018	11.840678	11.267313	-4.84%	0
2017	10.858541	11.840678	9.04%	0
2016*	10.000000	10.858541	8.59%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	12.003659	12.429590	3.55%	0
2019	10.748954	12.003659	11.67%	0
2018	11.558550	10.748954	-7.00%	0
2017	10.697476	11.558550	8.05%	0
2016	10.330678	10.697476	3.55%	0
2015	10.843995	10.330678	-4.73%	0
2014	10.647059	10.843995	1.85%	0
2013	10.040014	10.647059	6.05%	0
2012	9.405597	10.040014	6.75%	0
2011*	10.000000	9.405597	-5.94%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	11.962711	12.334254	3.11%	0
2019	10.724653	11.962711	11.54%	0
2018	11.810599	10.724653	-9.19%	0
2017	11.030498	11.810599	7.07%	0
2016	10.209214	11.030498	8.04%	0
2015	10.573870	10.209214	-3.45%	0
2014	10.518776	10.573870	0.52%	0
2013	11.799716	10.518776	-10.86%	0
2012	10.246464	11.799716	15.16%	0
2011*	10.000000	10.246464	2.46%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.311836	11.855870	-3.70%	0
2019	9.855239	12.311836	24.93%	0
2018	10.952693	9.855239	-10.02%	0
2017	9.960313	10.952693	9.96%	0
2016	8.866943	9.960313	12.33%	0
2015	10.539202	8.866943	-15.87%	0
2014*	10.000000	10.539202	5.39%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	12.551628	10.441586	-16.81%	0
2019	10.882266	12.551628	15.34%	0
2018	12.135093	10.882266	-10.32%	0
2017	11.320956	12.135093	7.19%	0
2016	11.235790	11.320956	0.76%	0
2015	11.665766	11.235790	-3.69%	0
2014	10.487646	11.665766	11.23%	0
2013	10.459072	10.487646	0.27%	0
2012	8.238726	10.459072	26.95%	0
2011*	10.000000	8.238726	-17.61%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	12.363482	13.389377	8.30%	0
2019	10.747648	12.363482	15.03%	0
2018	11.785701	10.747648	-8.81%	0
2017	10.401667	11.785701	13.31%	0
2016	10.091456	10.401667	3.07%	0
2015	11.050661	10.091456	-8.68%	0
2014	11.089475	11.050661	-0.35%	0
2013	9.805755	11.089475	13.09%	0
2012	8.827991	9.805755	11.08%	0
2011*	10.000000	8.827991	-11.72%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	15.084656	22.218453	47.29%	0
2019	11.622957	15.084656	29.78%	0
2018	14.278483	11.622957	-18.60%	0
2017	11.640897	14.278483	22.66%	0
2016	12.216156	11.640897	-4.71%	0
2015	12.586196	12.216156	-2.94%	0
2014	13.059107	12.586196	-3.62%	0
2013	11.039588	13.059107	18.29%	0
2012	9.781877	11.039588	12.86%	0
2011	11.077875	9.781877	-11.70%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	16.849198	18.436684	9.42%	0
2019	14.278383	16.849198	18.00%	0
2018	15.382360	14.278383	-7.18%	0
2017	13.596120	15.382360	13.14%	1,339
2016	12.766342	13.596120	6.50%	5,157
2015	12.939552	12.766342	-1.34%	13,570
2014	12.614644	12.939552	2.58%	78,319
2013	10.472906	12.614644	20.45%	95,542
2012	9.264014	10.472906	13.05%	23,837
2011*	10.000000	9.264014	-7.36%	7,108

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.280848	10.452189	1.67%	0
2019	9.639070	10.280848	6.66%	0
2018	10.104201	9.639070	-4.60%	0
2017	9.725620	10.104201	3.89%	0
2016	9.161712	9.725620	6.16%	0
2015	9.656521	9.161712	-5.12%	0
2014	9.514347	9.656521	1.49%	0
2013*	10.000000	9.514347	-4.86%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	16.870082	18.188691	7.82%	0
2019	13.353653	16.870082	26.33%	0
2018	13.670258	13.353653	-2.32%	0
2017	11.608569	13.670258	17.76%	378
2016	10.666261	11.608569	8.83%	378
2015	10.816202	10.666261	-1.39%	378
2014*	10.000000	10.816202	8.16%	378
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.646342	13.033764	11.91%	0
2019	10.370580	11.646342	12.30%	0
2018	11.598677	10.370580	-10.59%	0
2017	10.023219	11.598677	15.72%	0
2016*	10.000000	10.023219	0.23%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.968377	19.759961	9.97%	0
2019	14.836456	17.968377	21.11%	0
2018	17.016330	14.836456	-12.81%	0
2017	14.537431	17.016330	17.05%	0
2016	13.730331	14.537431	5.88%	0
2015	14.304493	13.730331	-4.01%	0
2014	14.011190	14.304493	2.09%	0
2013	11.076144	14.011190	26.50%	0
2012	9.760796	11.076144	13.48%	0
2011	10.670806	9.760796	-8.53%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.164937	15.178819	7.16%	180
2019	12.479310	14.164937	13.51%	180
2018	13.624071	12.479310	-8.40%	3,552
2017	12.444139	13.624071	9.48%	3,552
2016	12.003089	12.444139	3.67%	180
2015	12.417230	12.003089	-3.34%	180
2014	12.185878	12.417230	1.90%	180
2013	10.878233	12.185878	12.02%	180
2012	10.025963	10.878233	8.50%	0
2011	10.401387	10.025963	-3.61%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.093256	17.526113	8.90%	0
2019	13.699273	16.093256	17.48%	0
2018	15.269662	13.699273	-10.28%	640
2017	13.495052	15.269662	13.15%	640
2016	12.869571	13.495052	4.86%	0
2015	13.349957	12.869571	-3.60%	0
2014	13.051167	13.349957	2.29%	0
2013	11.017555	13.051167	18.46%	447
2012	9.923656	11.017555	11.02%	0
2011	10.519495	9.923656	-5.66%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.662650	12.259605	5.12%	397
2019	10.786230	11.662650	8.13%	397
2018	11.336928	10.786230	-4.86%	397
2017	10.909385	11.336928	3.92%	397
2016	10.673143	10.909385	2.21%	397
2015	11.005186	10.673143	-3.02%	397
2014	10.900560	11.005186	0.96%	1,941
2013	10.632677	10.900560	2.52%	1,941
2012	10.124391	10.632677	5.02%	4,083
2011	10.217989	10.124391	-0.92%	2,539
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.207954	11.502246	2.63%	0
2019	10.075976	11.207954	11.23%	0
2018	11.092405	10.075976	-9.16%	0
2017	9.892091	11.092405	12.13%	0
2016	9.591342	9.892091	3.14%	0
2015	10.257637	9.591342	-6.50%	0
2014	10.267069	10.257637	-0.09%	0
2013*	10.000000	10.267069	2.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.593200	12.160154	4.89%	0
2019	10.281217	11.593200	12.76%	0
2018	11.325751	10.281217	-9.22%	0
2017	9.840767	11.325751	15.09%	0
2016	9.482676	9.840767	3.78%	0
2015	10.203552	9.482676	-7.06%	0
2014	10.338995	10.203552	-1.31%	0
2013*	10.000000	10.338995	3.39%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.144197	16.377548	8.14%	0
2019	13.120092	15.144197	15.43%	0
2018	14.455138	13.120092	-9.24%	0
2017	12.981059	14.455138	11.36%	0
2016	12.446975	12.981059	4.29%	2,000
2015	12.877283	12.446975	-3.34%	2,000
2014	12.604405	12.877283	2.16%	2,000
2013	10.951222	12.604405	15.10%	2,182
2012	9.975642	10.951222	9.78%	0
2011	10.453844	9.975642	-4.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.864437	18.496651	9.68%	0
2019	14.121944	16.864437	19.42%	0
2018	15.974484	14.121944	-11.60%	0
2017	13.847269	15.974484	15.36%	0
2016	13.172387	13.847269	5.12%	0
2015	13.688922	13.172387	-3.77%	0
2014	13.399918	13.688922	2.16%	0
2013	11.036055	13.399918	21.42%	0
2012	9.858504	11.036055	11.94%	0
2011	10.584604	9.858504	-6.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.365789	14.240874	6.55%	25,135
2019	11.968692	13.365789	11.67%	25,496
2018	12.864851	11.968692	-6.97%	25,496
2017	11.982310	12.864851	7.37%	25,496
2016	11.569675	11.982310	3.57%	25,496
2015	11.969566	11.569675	-3.34%	0
2014	11.770844	11.969566	1.69%	0
2013	10.830698	11.770844	8.68%	0
2012	10.074424	10.830698	7.51%	0
2011	10.339023	10.074424	-2.56%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.217398	10.700817	4.73%	0
2019	9.647806	10.217398	5.90%	0
2018	9.912295	9.647806	-2.67%	0
2017	9.837960	9.912295	0.76%	0
2016	9.846220	9.837960	-0.08%	0
2015	10.063744	9.846220	-2.16%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.725714	17.26%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	10.727051	11.427788	6.53%	0
2019	10.018414	10.727051	7.07%	0
2018	10.406844	10.018414	-3.73%	0
2017	10.264488	10.406844	1.39%	0
2016	10.166316	10.264488	0.97%	0
2015	10.459754	10.166316	-2.81%	0
2014	10.207694	10.459754	2.47%	0
2013	10.666555	10.207694	-4.30%	0
2012	10.192767	10.666555	4.65%	0
2011*	10.000000	10.192767	1.93%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.440767	10.582368	1.36%	0
2019	10.026224	10.440767	4.13%	0
2018*	10.000000	10.026224	0.26%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	11.098155	12.284724	10.69%	0
2019	9.239375	11.098155	20.12%	0
2018	11.453052	9.239375	-19.33%	0
2017	8.283684	11.453052	38.26%	0
2016	7.870744	8.283684	5.25%	0
2015	9.590225	7.870744	-17.93%	0
2014*	10.000000	9.590225	-4.10%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.496579	11.907798	3.58%	0
2019	10.255452	11.496579	12.10%	0
2018	10.822814	10.255452	-5.24%	0
2017	10.375768	10.822814	4.31%	0
2016	9.302427	10.375768	11.54%	0
2015	9.776361	9.302427	-4.85%	0
2014*	10.000000	9.776361	-2.24%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	9.805923	10.163164	3.64%	0
2019	9.444542	9.805923	3.83%	0
2018	9.672764	9.444542	-2.36%	0
2017	9.697708	9.672764	-0.26%	0
2016	9.852301	9.697708	-1.57%	0
2015	10.095233	9.852301	-2.41%	0
2014*	10.000000	10.095233	0.95%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	8.143939	7.971184	-2.12%	15,756
2019	8.210238	8.143939	-0.81%	15,919
2018	8.310079	8.210238	-1.20%	30,574
2017	8.486840	8.310079	-2.08%	33,575
2016	8.685906	8.486840	-2.29%	83,981
2015	8.890379	8.685906	-2.30%	66,531
2014	9.099671	8.890379	-2.30%	23,681
2013	9.313890	9.099671	-2.30%	55,755
2012	9.533758	9.313890	-2.31%	63,856
2011	9.757565	9.533758	-2.29%	50,142
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.333007	11.906542	5.06%	0
2019	9.526018	11.333007	18.97%	0
2018	11.314027	9.526018	-15.80%	0
2017	9.272098	11.314027	22.02%	0
2016	9.402990	9.272098	-1.39%	0
2015	9.717639	9.402990	-3.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.247528	14.601680	10.22%	0
2019	10.958640	13.247528	20.89%	0
2018	12.308006	10.958640	-10.96%	0
2017	10.636581	12.308006	15.71%	0
2016	9.944716	10.636581	6.96%	0
2015	10.281472	9.944716	-3.28%	0
2014*	10.000000	10.281472	2.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	11.734570	12.543107	6.89%	0
2019	10.413276	11.734570	12.69%	0
2018	11.203118	10.413276	-7.05%	4,086
2017	10.317641	11.203118	8.58%	4,086
2016	9.933758	10.317641	3.86%	0
2015	10.185313	9.933758	-2.47%	2,968
2014*	10.000000	10.185313	1.85%	2,968
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	12.607702	13.748944	9.05%	12,671
2019	10.759057	12.607702	17.18%	12,671
2018	11.775786	10.759057	-8.63%	15,832
2017	10.497614	11.775786	12.18%	15,832
2016	9.972257	10.497614	5.27%	12,671
2015	10.261619	9.972257	-2.82%	12,671
2014*	10.000000	10.261619	2.62%	12,671

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	10.673246	11.128021	4.26%	0
2019	9.973704	10.673246	7.01%	0
2018	10.397321	9.973704	-4.07%	0
2017	10.069197	10.397321	3.26%	0
2016	9.884147	10.069197	1.87%	0
2015	10.090122	9.884147	-2.04%	0
2014*	10.000000	10.090122	0.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.355817	11.600583	2.16%	0
2019	10.286111	11.355817	10.40%	0
2018	11.157318	10.286111	-7.81%	0
2017	10.014112	11.157318	11.42%	0
2016	9.695767	10.014112	3.28%	0
2015	10.256482	9.695767	-5.47%	0
2014	10.246313	10.256482	0.10%	0
2013*	10.000000	10.246313	2.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.867373	12.328139	3.88%	0
2019	10.539608	11.867373	12.60%	0
2018	11.484473	10.539608	-8.23%	0
2017	10.049337	11.484473	14.28%	0
2016	9.616791	10.049337	4.50%	0
2015	10.248554	9.616791	-6.16%	0
2014	10.311067	10.248554	-0.61%	0
2013*	10.000000	10.311067	3.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.218345	13.172230	7.81%	220
2019	10.621210	12.218345	15.04%	220
2018	11.527461	10.621210	-7.86%	1,054
2017	10.447489	11.527461	10.34%	1,054
2016	9.979874	10.447489	4.69%	220
2015	10.249129	9.979874	-2.63%	220
2014*	10.000000	10.249129	2.49%	220
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	12.891160	14.147456	9.75%	0
2019	10.830500	12.891160	19.03%	0
2018	12.015344	10.830500	-9.86%	0
2017	10.539486	12.015344	14.00%	0
2016	9.943524	10.539486	5.99%	0
2015	10.252460	9.943524	-3.01%	0
2014*	10.000000	10.252460	2.52%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.425610	12.117558	6.06%	0
2019	10.305106	11.425610	10.87%	0
2018	10.958024	10.305106	-5.96%	0
2017	10.269305	10.958024	6.71%	0
2016	9.943313	10.269305	3.28%	0
2015	10.180513	9.943313	-2.33%	12,346
2014*	10.000000	10.180513	1.81%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.402548	10.887426	4.66%	0
2019*	10.000000	10.402548	4.03%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.701329	12.103004	13.10%	0
2019*	10.000000	10.701329	7.01%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	24.832397	31.519593	26.93%	0
2019	19.518625	24.832397	27.22%	0
2018	20.673496	19.518625	-5.59%	0
2017	16.290967	20.673496	26.90%	0
2016	16.348064	16.290967	-0.35%	0
2015	16.225150	16.348064	0.76%	0
2014	15.077026	16.225150	7.62%	0
2013	11.480783	15.077026	31.32%	0
2012	10.118504	11.480783	13.46%	0
2011	10.702160	10.118504	-5.45%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.340095	18.922250	15.80%	0
2019	12.178211	16.340095	34.17%	0
2018	12.661655	12.178211	-3.82%	0
2017	10.198243	12.661655	24.16%	0
2016*	10.000000	10.198243	1.98%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.767446	17.67%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	13.605901	15.036346	10.51%	0
2019	11.083179	13.605901	22.76%	0
2018	12.803213	11.083179	-13.43%	0
2017	11.317835	12.803213	13.12%	0
2016	9.629675	11.317835	17.53%	0
2015	10.112663	9.629675	-4.78%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.922321	21.172851	-3.42%	0
2019	18.117914	21.922321	21.00%	0
2018	21.356572	18.117914	-15.16%	0
2017	19.200639	21.356572	11.23%	959
2016	16.711187	19.200639	14.90%	2,596
2015	17.612886	16.711187	-5.12%	0
2014	15.405451	17.612886	14.33%	0
2013	11.621604	15.405451	32.56%	0
2012	10.224545	11.621604	13.66%	0
2011	10.713471	10.224545	-4.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	16.623848	22.882670	37.65%	0
2019	12.537630	16.623848	32.59%	0
2018	13.941556	12.537630	-10.07%	0
2017	11.421794	13.941556	22.06%	0
2016	10.793543	11.421794	5.82%	0
2015	10.964761	10.793543	-1.56%	0
2014*	10.000000	10.964761	9.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	12.118024	12.449333	2.73%	0
2019	10.422865	12.118024	16.26%	0
2018	12.847916	10.422865	-18.88%	0
2017	12.056751	12.847916	6.56%	0
2016	9.798664	12.056751	23.04%	0
2015	10.672121	9.798664	-8.18%	0
2014*	10.000000	10.672121	6.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	13.873376	16.629764	19.87%	0
2019	11.301354	13.873376	22.76%	0
2018	13.242083	11.301354	-14.66%	0
2017	11.942179	13.242083	10.88%	0
2016	9.950538	11.942179	20.02%	0
2015	10.354137	9.950538	-3.90%	0
2014*	10.000000	10.354137	3.54%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.481415	17.152270	10.79%	0
2019	12.371191	15.481415	25.14%	0
2018	13.331739	12.371191	-7.20%	0
2017	10.936658	13.331739	21.90%	0
2016*	10.000000	10.936658	9.37%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	13.907723	12.813523	-7.87%	0
2019	10.912668	13.907723	27.45%	0
2018	11.643481	10.912668	-6.28%	0
2017	11.227054	11.643481	3.71%	0
2016	10.721062	11.227054	4.72%	0
2015	11.631894	10.721062	-7.83%	0
2014	9.257357	11.631894	25.65%	0
2013*	10.000000	9.257357	-7.43%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	15.439781	17.829136	15.48%	0
2019	12.049119	15.439781	28.14%	0
2018	12.931661	12.049119	-6.82%	0
2017	10.890434	12.931661	18.74%	0
2016	9.981692	10.890434	9.10%	60,346
2015	10.099217	9.981692	-1.16%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.308356	9.351812	0.47%	0
2019	9.153356	9.308356	1.69%	0
2018	9.293798	9.153356	-1.51%	0
2017	9.364097	9.293798	-0.75%	0
2016	9.350921	9.364097	0.14%	0
2015	9.603824	9.350921	-2.63%	0
2014	9.781607	9.603824	-1.82%	0
2013	10.001338	9.781607	-2.20%	0
2012	9.888939	10.001338	1.14%	0
2011*	10.000000	9.888939	-1.11%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.202623	15.390919	16.57%	0
2019	10.814165	13.202623	22.09%	0
2018	12.486732	10.814165	-13.39%	0
2017	11.192588	12.486732	11.56%	0
2016	9.477295	11.192588	18.10%	0
2015	10.198320	9.477295	-7.07%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	24.429008	38.307026	56.81%	0
2019	18.272723	24.429008	33.69%	0
2018	20.123847	18.272723	-9.20%	0
2017	16.150923	20.123847	24.60%	0
2016	15.586233	16.150923	3.62%	0
2015	16.008558	15.586233	-2.64%	7,720
2014	15.797840	16.008558	1.33%	0
2013	11.665825	15.797840	35.42%	0
2012	10.415761	11.665825	12.00%	0
2011	11.157100	10.415761	-6.64%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	9.651041	10.207770	5.77%	0
2019	8.570424	9.651041	12.61%	0
2018	9.411708	8.570424	-8.94%	0
2017	9.029340	9.411708	4.23%	0
2016	9.301277	9.029340	-2.92%	0
2015	10.027702	9.301277	-7.24%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	10.285621	10.571680	2.78%	0
2019	9.162894	10.285621	12.25%	0
2018	10.265847	9.162894	-10.74%	0
2017	9.521353	10.265847	7.82%	0
2016	8.922629	9.521353	6.71%	0
2015	9.857445	8.922629	-9.48%	0
2014	10.119487	9.857445	-2.59%	0
2013*	10.000000	10.119487	1.19%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	9.225751	9.231841	0.07%	0
2019	9.171955	9.225751	0.59%	0
2018	9.996812	9.171955	-8.25%	0
2017	9.946186	9.996812	0.51%	0
2016	8.993221	9.946186	10.60%	0
2015	9.510190	8.993221	-5.44%	0
2014	9.599479	9.510190	-0.93%	0
2013*	10.000000	9.599479	-4.01%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.149204	11.754181	5.43%	0
2019	10.212352	11.149204	9.17%	0
2018	11.056379	10.212352	-7.63%	0
2017	9.980607	11.056379	10.78%	0
2016	9.047307	9.980607	10.32%	0
2015	10.197301	9.047307	-11.28%	0
2014	10.390117	10.197301	-1.86%	0
2013	10.623107	10.390117	-2.19%	0
2012	9.471330	10.623107	12.16%	0
2011*	10.000000	9.471330	-5.29%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.543848	5.482847	-1.10%	0
2019	5.095905	5.543848	8.79%	0
2018	6.080106	5.095905	-16.19%	0
2017	6.098032	6.080106	-0.29%	0
2016	5.433163	6.098032	12.24%	0
2015	7.481115	5.433163	-27.37%	0
2014	9.409441	7.481115	-20.49%	0
2013	11.292772	9.409441	-16.68%	0
2012	10.995812	11.292772	2.70%	0
2011	12.172377	10.995812	-9.67%	1,137

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.128762	10.360461	2.29%	0
2019	9.889219	10.128762	2.42%	0
2018	10.030390	9.889219	-1.41%	0
2017	9.785795	10.030390	2.50%	0
2016	9.572060	9.785795	2.23%	0
2015	9.975751	9.572060	-4.05%	0
2014	9.918649	9.975751	0.58%	0
2013*	10.000000	9.918649	-0.81%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	13.332120	13.882533	4.13%	0
2019	11.902032	13.332120	12.02%	0
2018	12.801501	11.902032	-7.03%	0
2017	11.934790	12.801501	7.26%	0
2016	10.789357	11.934790	10.62%	0
2015	11.310886	10.789357	-4.61%	0
2014	11.416804	11.310886	-0.93%	0
2013	12.570758	11.416804	-9.18%	0
2012	10.926227	12.570758	15.05%	0
2011	10.528835	10.926227	3.77%	0
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.322424	11.094007	7.47%	0
2019	9.965570	10.322424	3.58%	0
2018	10.658755	9.965570	-6.50%	0
2017	10.052412	10.658755	6.03%	0
2016	9.898182	10.052412	1.56%	0
2015	10.568067	9.898182	-6.34%	0
2014	10.588297	10.568067	-0.19%	0
2013	11.852922	10.588297	-10.67%	0
2012	11.353547	11.852922	4.40%	0
2011	10.813838	11.353547	4.99%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	14.372092	14.829701	3.18%	0
2019	12.834950	14.372092	11.98%	0
2018	13.510551	12.834950	-5.00%	0
2017	12.981963	13.510551	4.07%	0
2016	11.825775	12.981963	9.78%	0
2015	12.322158	11.825775	-4.03%	0
2014	12.217279	12.322158	0.86%	0
2013	11.838431	12.217279	3.20%	0
2012	10.611575	11.838431	11.56%	0
2011	10.520490	10.611575	0.87%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.702493	11.124072	3.94%	0
2019	10.100031	10.702493	5.96%	0
2018	10.309607	10.100031	-2.03%	0
2017*	10.000000	10.309607	3.10%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.439673	10.755152	3.02%	0
2019	9.995530	10.439673	4.44%	0
2018	10.029958	9.995530	-0.34%	0
2017*	10.000000	10.029958	0.30%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.176215	11.002222	8.12%	0
2019	9.741872	10.176215	4.46%	0
2018	10.395964	9.741872	-6.29%	0
2017	9.608571	10.395964	8.19%	0
2016	9.556674	9.608571	0.54%	0
2015	10.537780	9.556674	-9.31%	0
2014	10.753486	10.537780	-2.01%	0
2013	11.780249	10.753486	-8.72%	0
2012	11.458761	11.780249	2.81%	0
2011	10.817357	11.458761	5.93%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.218046	9.266269	0.52%	0
2019	9.078818	9.218046	1.53%	0
2018	9.271743	9.078818	-2.08%	0
2017	9.372045	9.271743	-1.07%	0
2016	9.468506	9.372045	-1.02%	0
2015	9.671216	9.468506	-2.10%	0
2014	9.825372	9.671216	-1.57%	0
2013	10.080087	9.825372	-2.53%	0
2012	9.756992	10.080087	3.31%	0
2011*	10.000000	9.756992	-2.43%	3,367
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.693682	11.339036	6.03%	0
2019	10.111502	10.693682	5.76%	0
2018	10.417010	10.111502	-2.93%	0
2017	10.171590	10.417010	2.41%	0
2016	10.148203	10.171590	0.23%	0
2015	10.352363	10.148203	-1.97%	0
2014	10.172145	10.352363	1.77%	0
2013	10.629848	10.172145	-4.31%	0
2012	9.936712	10.629848	6.98%	0
2011*	10.000000	9.936712	-0.63%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	14.097800	14.045822	-0.37%	0
2019	12.626100	14.097800	11.66%	0
2018	13.458856	12.626100	-6.19%	0
2017	12.871378	13.458856	4.56%	0
2016	11.577936	12.871378	11.17%	0
2015	12.374643	11.577936	-6.44%	0
2014	12.703570	12.374643	-2.59%	0
2013	11.629676	12.703570	9.23%	0
2012	10.289239	11.629676	13.03%	0
2011	10.749093	10.289239	-4.28%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	10.648449	14.101968	32.43%	0
2019	8.629161	10.648449	23.40%	0
2018	10.851497	8.629161	-20.48%	0
2017	8.358105	10.851497	29.83%	0
2016	8.499911	8.358105	-1.67%	0
2015	9.600656	8.499911	-11.47%	0
2014	9.983333	9.600656	-3.83%	0
2013	8.887656	9.983333	12.33%	0
2012	7.878101	8.887656	12.81%	0
2011	11.045194	7.878101	-28.67%	0
ProFunds - ProFund VP Banks - Q/NQ
2020	19.590704	16.227811	-17.17%	0
2019	14.697752	19.590704	33.29%	0
2018	18.325648	14.697752	-19.80%	0
2017	15.905647	18.325648	15.21%	119
2016	13.210449	15.905647	20.40%	0
2015	13.580284	13.210449	-2.72%	0
2014	12.593209	13.580284	7.84%	0
2013	9.658263	12.593209	30.39%	0
2012	7.410606	9.658263	30.33%	0
2011*	10.000000	7.410606	-25.89%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	10.107994	11.503490	13.81%	0
2019	8.788737	10.107994	15.01%	0
2018	10.926356	8.788737	-19.56%	0
2017	9.094833	10.926356	20.14%	0
2016	7.855750	9.094833	15.77%	0
2015	9.341352	7.855750	-15.90%	0
2014	9.402773	9.341352	-0.65%	0
2013	8.126249	9.402773	15.71%	0
2012	7.667367	8.126249	5.98%	0
2011*	10.000000	7.667367	-23.33%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2020	1.881481	1.367317	-27.33%	0
2019	2.499298	1.881481	-24.72%	0
2018	2.458775	2.499298	1.65%	0
2017	3.067668	2.458775	-19.85%	0
2016	3.611074	3.067668	-15.05%	0
2015	3.887499	3.611074	-7.11%	0
2014	4.640204	3.887499	-16.22%	0
2013	6.466415	4.640204	-28.24%	0
2012	7.936194	6.466415	-18.52%	0
2011	8.914631	7.936194	-10.98%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	27.547577	31.052498	12.72%	0
2019	24.211742	27.547577	13.78%	0
2018	26.578743	24.211742	-8.91%	0
2017	22.198489	26.578743	19.73%	0
2016	26.880425	22.198489	-17.42%	0
2015	26.634236	26.880425	0.92%	0
2014	21.014072	26.634236	26.74%	0
2013	12.770797	21.014072	64.55%	0
2012	9.290202	12.770797	37.47%	0
2011*	10.000000	9.290202	-7.10%	0
ProFunds - ProFund VP Bull - Q/NQ
2020	21.687028	24.585493	13.36%	0
2019	17.223192	21.687028	25.92%	0
2018	18.785855	17.223192	-8.32%	0
2017	16.110579	18.785855	16.61%	0
2016	15.036202	16.110579	7.15%	2,024
2015	15.461017	15.036202	-2.75%	6,061
2014	14.196822	15.461017	8.90%	20,639
2013	11.198603	14.196822	26.77%	0
2012	10.064917	11.198603	11.26%	30,860
2011	10.301291	10.064917	-2.29%	29,179
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	17.120611	21.921144	28.04%	0
2019	13.845869	17.120611	23.65%	0
2018	16.636435	13.845869	-16.77%	0
2017	14.798941	16.636435	12.42%	0
2016	14.628059	14.798941	1.17%	12,010
2015	14.373988	14.628059	1.77%	0
2014	13.347274	14.373988	7.69%	0
2013	10.635391	13.347274	25.50%	0
2012	9.819922	10.635391	8.30%	0
2011*	10.000000	9.819922	-1.80%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	24.708124	30.982747	25.39%	0
2019	20.290372	24.708124	21.77%	0
2018	20.643745	20.290372	-1.71%	0
2017	17.849696	20.643745	15.65%	0
2016	17.534825	17.849696	1.80%	0
2015	17.143662	17.534825	2.28%	0
2014	15.602977	17.143662	9.87%	0
2013	11.417881	15.602977	36.65%	0
2012	9.571850	11.417881	19.29%	0
2011*	10.000000	9.571850	-4.28%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	8.828924	10.930856	23.81%	0
2019	7.273945	8.828924	21.38%	0
2018	8.788093	7.273945	-17.23%	0
2017	6.749466	8.788093	30.20%	0
2016	6.222784	6.749466	8.46%	0
2015	7.707725	6.222784	-19.27%	0
2014	8.168656	7.707725	-5.64%	0
2013	8.934891	8.168656	-8.58%	0
2012	8.581916	8.934891	4.11%	0
2011	10.939158	8.581916	-21.55%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	11.724201	10.396849	-11.32%	0
2019	10.187971	11.724201	15.08%	0
2018	12.145302	10.187971	-16.12%	0
2017	10.383566	12.145302	16.97%	0
2016	9.857552	10.383566	5.34%	0
2015	11.321257	9.857552	-12.93%	0
2014	12.684755	11.321257	-10.75%	0
2013	10.673902	12.684755	18.84%	0
2012	9.370589	10.673902	13.91%	0
2011	10.526169	9.370589	-10.98%	0
ProFunds - ProFund VP Financials - Q/NQ
2020	19.883058	19.081851	-4.03%	0
2019	15.622145	19.883058	27.27%	0
2018	17.854147	15.622145	-12.50%	0
2017	15.460907	17.854147	15.48%	0
2016	13.721733	15.460907	12.67%	0
2015	14.257871	13.721733	-3.76%	0
2014	12.924060	14.257871	10.32%	0
2013	10.015454	12.924060	29.04%	0
2012	8.219064	10.015454	21.86%	0
2011*	10.000000	8.219064	-17.81%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2020	24.409272	27.290723	11.80%	0
2019	20.929597	24.409272	16.63%	0
2018	20.515130	20.929597	2.02%	0
2017	17.364405	20.515130	18.14%	0
2016	18.522867	17.364405	-6.25%	0
2015	18.052113	18.522867	2.61%	0
2014	14.937013	18.052113	20.85%	14,356
2013	10.939241	14.937013	36.55%	0
2012	9.537299	10.939241	14.70%	0
2011*	10.000000	9.537299	-4.63%	0
ProFunds - ProFund VP Industrials - Q/NQ
2020	19.240461	21.948580	14.08%	0
2019	15.091489	19.240461	27.49%	0
2018	17.709606	15.091489	-14.78%	0
2017	14.808419	17.709606	19.59%	0
2016	12.893671	14.808419	14.85%	12,702
2015	13.664621	12.893671	-5.64%	0
2014	13.247476	13.664621	3.15%	0
2013	9.812095	13.247476	35.01%	0
2012	8.673227	9.812095	13.13%	13,871
2011*	10.000000	8.673227	-13.27%	0
ProFunds - ProFund VP International - Q/NQ
2020	11.161176	11.438518	2.48%	0
2019	9.578148	11.161176	16.53%	0
2018	11.639252	9.578148	-17.71%	0
2017	9.780574	11.639252	19.00%	0
2016	10.103700	9.780574	-3.20%	0
2015	10.719218	10.103700	-5.74%	0
2014	11.939723	10.719218	-10.22%	0
2013	10.227147	11.939723	16.75%	0
2012	9.029674	10.227147	13.26%	0
2011	10.789083	9.029674	-16.31%	0
ProFunds - ProFund VP Internet - Q/NQ
2020	27.423386	40.410030	47.36%	0
2019	23.780486	27.423386	15.32%	0
2018	23.198966	23.780486	2.51%	0
2017	17.451749	23.198966	32.93%	0
2016	16.925571	17.451749	3.11%	0
2015	14.394297	16.925571	17.59%	0
2014	14.569783	14.394297	-1.20%	0
2013	9.829625	14.569783	48.22%	943
2012	8.401111	9.829625	17.00%	0
2011*	10.000000	8.401111	-15.99%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2020	14.704431	16.655351	13.27%	0
2019	12.542339	14.704431	17.24%	0
2018	14.529997	12.542339	-13.68%	0
2017	12.554506	14.529997	15.74%	0
2016	12.796373	12.554506	-1.89%	0
2015	12.378545	12.796373	3.38%	0
2014	12.273980	12.378545	0.85%	0
2013	8.474819	12.273980	44.83%	0
2012	7.055559	8.474819	20.12%	0
2011	8.864982	7.055559	-20.41%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	31.813821	45.246741	42.22%	0
2019	23.820068	31.813821	33.56%	0
2018	24.848704	23.820068	-4.14%	0
2017	19.507126	24.848704	27.38%	0
2016	18.968103	19.507126	2.84%	2,888
2015	18.067736	18.968103	4.98%	2,400
2014	15.805170	18.067736	14.32%	6,208
2013	12.047748	15.805170	31.19%	4,865
2012	10.609804	12.047748	13.55%	7,050
2011	10.703255	10.609804	-0.87%	6,928
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	8.276564	5.299280	-35.97%	0
2019	7.806553	8.276564	6.02%	0
2018	10.017316	7.806553	-22.07%	0
2017	10.588574	10.017316	-5.40%	315
2016	8.726688	10.588574	21.34%	315
2015	11.656870	8.726688	-25.14%	315
2014	13.386235	11.656870	-12.92%	315
2013	11.043075	13.386235	21.22%	315
2012	10.985396	11.043075	0.53%	774
2011	10.996477	10.985396	-0.10%	14,781
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	17.877551	19.651991	9.93%	0
2019	16.045558	17.877551	11.42%	0
2018	17.511026	16.045558	-8.37%	0
2017	16.240055	17.511026	7.83%	0
2016	17.266019	16.240055	-5.94%	0
2015	16.920691	17.266019	2.04%	0
2014	14.509843	16.920691	16.62%	0
2013	11.282827	14.509843	28.60%	0
2012	10.325032	11.282827	9.28%	2,855
2011*	10.000000	10.325032	3.25%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	3.836014	4.651310	21.25%	0
2019	2.689590	3.836014	42.62%	0
2018	3.181876	2.689590	-15.47%	0
2017	3.093302	3.181876	2.86%	398
2016	2.031799	3.093302	52.24%	1,829
2015	3.097248	2.031799	-34.40%	398
2014	4.164091	3.097248	-25.62%	398
2013	6.868566	4.164091	-39.37%	398
2012	8.227546	6.868566	-16.52%	398
2011*	10.000000	8.227546	-17.72%	398
ProFunds - ProFund VP Real Estate - Q/NQ
2020	15.362089	14.064201	-8.45%	0
2019	12.404424	15.362089	23.84%	0
2018	13.465289	12.404424	-7.88%	0
2017	12.754658	13.465289	5.57%	0
2016	12.347197	12.754658	3.30%	0
2015	12.597030	12.347197	-1.98%	0
2014	10.313329	12.597030	22.14%	0
2013	10.546427	10.313329	-2.21%	0
2012	9.213078	10.546427	14.47%	0
2011*	10.000000	9.213078	-7.87%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.370279	1.697429	-28.39%	0
2019	2.937707	2.370279	-19.32%	0
2018	2.887106	2.937707	1.75%	0
2017	3.354242	2.887106	-13.93%	0
2016	3.619855	3.354242	-7.34%	0
2015	3.764837	3.619855	-3.85%	0
2014	5.525505	3.764837	-31.86%	0
2013	4.855514	5.525505	13.80%	0
2012	5.340548	4.855514	-9.08%	0
2011	8.746035	5.340548	-38.94%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	28.262009	39.996727	41.52%	0
2019	19.313716	28.262009	46.33%	0
2018	22.024735	19.313716	-12.31%	0
2017	16.629002	22.024735	32.45%	156
2016	13.326729	16.629002	24.78%	0
2015	14.044361	13.326729	-5.11%	0
2014	10.685251	14.044361	31.44%	0
2013	8.193749	10.685251	30.41%	0
2012	8.752082	8.193749	-6.38%	0
2011*	10.000000	8.752082	-12.48%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	3.751164	2.500959	-33.33%	0
2019	4.859710	3.751164	-22.81%	0
2018	4.418555	4.859710	9.98%	0
2017	6.267341	4.418555	-29.50%	108
2016	7.658284	6.267341	-18.16%	108
2015	7.028876	7.658284	8.95%	108
2014	7.411421	7.028876	-5.16%	108
2013	7.603408	7.411421	-2.53%	108
2012	8.950462	7.603408	-15.05%	704
2011	8.278058	8.950462	8.12%	108
ProFunds - ProFund VP Short International - Q/NQ
2020	3.111016	2.524407	-18.86%	0
2019	3.855921	3.111016	-19.32%	0
2018	3.418204	3.855921	12.81%	0
2017	4.408150	3.418204	-22.46%	383
2016	4.794381	4.408150	-8.06%	383
2015	5.100136	4.794381	-6.00%	383
2014	5.078031	5.100136	0.44%	383
2013	6.579950	5.078031	-22.83%	383
2012	8.435584	6.579950	-22.00%	997
2011	8.480703	8.435584	-0.53%	383
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.180852	0.660169	-44.09%	0
2019	1.680000	1.180852	-29.71%	0
2018	1.770896	1.680000	-5.13%	0
2017	2.424634	1.770896	-26.96%	0
2016	2.759132	2.424634	-12.12%	0
2015	3.247754	2.759132	-15.04%	0
2014	4.123466	3.247754	-21.24%	0
2013	5.978556	4.123466	-31.03%	0
2012	7.536260	5.978556	-20.67%	705
2011	8.615894	7.536260	-12.53%	0
ProFunds - ProFund VP Technology - Q/NQ
2020	27.522698	38.938363	41.48%	0
2019	19.403234	27.522698	41.85%	0
2018	20.329318	19.403234	-4.56%	0
2017	15.391017	20.329318	32.09%	0
2016	14.021598	15.391017	9.77%	625
2015	14.014973	14.021598	0.05%	0
2014	12.144754	14.014973	15.40%	0
2013	9.929131	12.144754	22.31%	0
2012	9.213683	9.929131	7.77%	10,062
2011*	10.000000	9.213683	-7.86%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	12.138930	12.233386	0.78%	0
2019	10.825824	12.138930	12.13%	0
2018	13.053967	10.825824	-17.07%	0
2017	13.650298	13.053967	-4.37%	0
2016	11.483680	13.650298	18.87%	338
2015	11.577823	11.483680	-0.81%	0
2014	11.783747	11.577823	-1.75%	0
2013	10.762215	11.783747	9.49%	0
2012	9.454420	10.762215	13.83%	0
2011*	10.000000	9.454420	-5.46%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	15.624581	18.423559	17.91%	0
2019	13.527530	15.624581	15.50%	0
2018	14.641776	13.527530	-7.61%	0
2017	13.687021	14.641776	6.98%	0
2016	14.051580	13.687021	-2.59%	0
2015	15.242161	14.051580	-7.81%	0
2014	11.438250	15.242161	33.26%	0
2013	14.473644	11.438250	-20.97%	0
2012	14.672509	14.473644	-1.36%	0
2011	10.463963	14.672509	40.22%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	99.411903	180.950733	82.02%	0
2019	56.633502	99.411903	75.54%	0
2018	64.154422	56.633502	-11.72%	0
2017	39.005510	64.154422	64.48%	0
2016	36.752091	39.005510	6.13%	190
2015	33.112709	36.752091	10.99%	0
2014	24.949958	33.112709	32.72%	0
2013	14.262788	24.949958	74.93%	3,082
2012	10.914959	14.262788	30.67%	0
2011	11.306446	10.914959	-3.46%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.140225	0.039094	-72.12%	0
2019	0.289963	0.140225	-51.64%	0
2018	0.335739	0.289963	-13.63%	0
2017	0.624096	0.335739	-46.20%	0
2016	0.800555	0.624096	-22.04%	0
2015	1.111183	0.800555	-27.95%	0
2014	1.770333	1.111183	-37.23%	0
2013	3.527833	1.770333	-49.82%	0
2012	5.574874	3.527833	-36.72%	0
2011	7.331873	5.574874	-23.96%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2020	19.192359	18.300820	-4.65%	0
2019	15.987075	19.192359	20.05%	0
2018	15.906750	15.987075	0.50%	0
2017	14.714565	15.906750	8.10%	0
2016	13.086887	14.714565	12.44%	0
2015	14.311286	13.086887	-8.56%	0
2014	11.636116	14.311286	22.99%	0
2013	10.510715	11.636116	10.71%	0
2012	10.743564	10.510715	-2.17%	11,102
2011*	10.000000	10.743564	7.44%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2020	8.880187	7.941513	-10.57%	0
2019	7.079196	8.880187	25.44%	0
2018	8.967915	7.079196	-21.06%	0
2017	8.159733	8.967915	9.90%	0
2016	6.562719	8.159733	24.33%	0
2015	7.060432	6.562719	-7.05%	0
2014	6.987752	7.060432	1.04%	0
2013	5.536436	6.987752	26.21%	0
2012	4.562213	5.536436	21.35%	1,350
2011	6.004296	4.562213	-24.02%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	24.286379	28.414593	17.00%	0
2019	20.470584	24.286379	18.64%	0
2018	25.384116	20.470584	-19.36%	0
2017	21.393928	25.384116	18.65%	0
2016	16.732270	21.393928	27.86%	0
2015	20.708671	16.732270	-19.20%	0
2014	21.588414	20.708671	-4.08%	0
2013	21.824051	21.588414	-1.08%	0
2012	20.175476	21.824051	8.17%	106
2011	24.718375	20.175476	-18.38%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	41.597989	49.303321	18.52%	0
2019	34.151969	41.597989	21.80%	0
2018	38.607390	34.151969	-11.54%	0
2017	30.526525	38.607390	26.47%	0
2016	38.889837	30.526525	-21.51%	0
2015	36.696205	38.889837	5.98%	0
2014	28.305138	36.696205	29.65%	0
2013	18.787538	28.305138	50.66%	0
2012	14.142032	18.787538	32.85%	364
2011	13.088061	14.142032	8.05%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	1.846244	1.393854	-24.50%	0
2019	1.639625	1.846244	12.60%	0
2018	1.977545	1.639625	-17.09%	0
2017	1.938107	1.977545	2.03%	0
2016	1.796700	1.938107	7.87%	0
2015	2.778108	1.796700	-35.33%	0
2014	4.309186	2.778108	-35.53%	0
2013	4.556988	4.309186	-5.44%	0
2012	4.731152	4.556988	-3.68%	0
2011	5.186917	4.731152	-8.79%	6,318
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	30.590118	32.150426	5.10%	80
2019	25.594787	30.590118	19.52%	83
2018	29.815571	25.594787	-14.16%	95
2017	27.361080	29.815571	8.97%	98
2016	26.564332	27.361080	3.00%	6,634
2015	25.596877	26.564332	3.78%	616
2014	23.262117	25.596877	10.04%	1,003
2013	18.564664	23.262117	25.30%	1,077
2012	17.426171	18.564664	6.53%	3,075
2011	15.677695	17.426171	11.15%	1,258
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	40.791908	40.542889	-0.61%	0
2019	28.312518	40.791908	44.08%	0
2018	33.791628	28.312518	-16.21%	0
2017	21.817148	33.791628	54.89%	0
2016	17.081334	21.817148	27.73%	0
2015	18.253359	17.081334	-6.42%	0
2014	15.995361	18.253359	14.12%	0
2013	10.062457	15.995361	58.96%	0
2012	8.792396	10.062457	14.44%	567
2011	8.249233	8.792396	6.58%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	24.420241	37.211666	52.38%	0
2019	15.692104	24.420241	55.62%	0
2018	18.401980	15.692104	-14.73%	0
2017	14.370220	18.401980	28.06%	0
2016	11.828545	14.370220	21.49%	0
2015	11.857588	11.828545	-0.24%	0
2014	9.808380	11.857588	20.89%	0
2013	7.433491	9.808380	31.95%	0
2012	7.529825	7.433491	-1.28%	0
2011	9.228408	7.529825	-18.41%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2020	12.735616	8.189883	-35.69%	0
2019	12.204005	12.735616	4.36%	0
2018	16.766148	12.204005	-27.21%	0
2017	18.306640	16.766148	-8.41%	0
2016	14.262643	18.306640	28.35%	509
2015	20.922997	14.262643	-31.83%	509
2014	26.317736	20.922997	-20.50%	509
2013	21.817117	26.317736	20.63%	555
2012	21.808046	21.817117	0.04%	703
2011	23.706966	21.808046	-8.01%	1,350
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	5.220102	3.195758	-38.78%	0
2019	5.346338	5.220102	-2.36%	0
2018	10.070378	5.346338	-46.91%	0
2017	12.668845	10.070378	-20.51%	0
2016	10.528787	12.668845	20.33%	0
2015	15.779069	10.528787	-33.27%	0
2014	22.857594	15.779069	-30.97%	568
2013	18.884307	22.857594	21.04%	620
2012	19.252328	18.884307	-1.91%	662
2011	21.723678	19.252328	-11.38%	752
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	11.584755	11.345000	-2.07%	0
2019	9.232697	11.584755	25.48%	0
2018	11.664936	9.232697	-20.85%	0
2017	9.283417	11.664936	25.65%	0
2016	10.062756	9.283417	-7.74%	0
2015	11.097270	10.062756	-9.32%	0
2014	12.980036	11.097270	-14.51%	0
2013	10.723361	12.980036	21.04%	0
2012	9.022172	10.723361	18.86%	0
2011	10.881503	9.022172	-17.09%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	14.388144	14.042037	-2.41%	0
2019	11.498490	14.388144	25.13%	0
2018	13.418398	11.498490	-14.31%	0
2017	11.882682	13.418398	12.92%	0
2016	10.499865	11.882682	13.17%	0
2015	11.193281	10.499865	-6.19%	0
2014	10.176587	11.193281	9.99%	0
2013	8.165921	10.176587	24.62%	0
2012	6.813116	8.165921	19.86%	908
2011	8.196558	6.813116	-16.88%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	16.412148	19.554732	19.15%	0
2019	14.386693	16.412148	14.08%	0
2018	15.555509	14.386693	-7.51%	0
2017	14.522190	15.555509	7.12%	0
2016	14.913653	14.522190	-2.62%	0
2015	16.084445	14.913653	-7.28%	0
2014	12.225649	16.084445	31.56%	0
2013	15.307491	12.225649	-20.13%	0
2012	15.211665	15.307491	0.63%	0
2011	11.003928	15.211665	38.24%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	32.288067	37.438262	15.95%	0
2019	26.963370	32.288067	19.75%	0
2018	27.261731	26.963370	-1.09%	0
2017	22.710065	27.261731	20.04%	0
2016	25.739154	22.710065	-11.77%	325
2015	25.203454	25.739154	2.13%	325
2014	20.700317	25.203454	21.75%	0
2013	14.940152	20.700317	38.55%	0
2012	13.052283	14.940152	14.46%	311
2011	12.760708	13.052283	2.28%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	11.849763	11.523034	-2.76%	0
2019	10.654444	11.849763	11.22%	0
2018	11.001899	10.654444	-3.16%	0
2017	10.536692	11.001899	4.42%	0
2016	9.661537	10.536692	9.06%	0
2015	9.959674	9.661537	-2.99%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2020	41.895817	65.579096	56.53%	0
2019	34.178542	41.895817	22.58%	0
2018	36.145066	34.178542	-5.44%	0
2017	27.614889	36.145066	30.89%	0
2016	27.061678	27.614889	2.04%	97
2015	25.562063	27.061678	5.87%	142
2014	25.661820	25.562063	-0.39%	147
2013	17.367958	25.661820	47.75%	153
2012	14.898463	17.367958	16.58%	158
2011	17.312837	14.898463	-13.95%	164

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.175466	0.092965	-47.02%	0
2019	0.281047	0.175466	-37.57%	0
2018	0.283630	0.281047	-0.91%	0
2017	0.475536	0.283630	-40.36%	826
2016	0.691798	0.475536	-31.26%	826
2015	0.769942	0.691798	-10.15%	826
2014	1.007335	0.769942	-23.57%	826
2013	1.837530	1.007335	-45.18%	826
2012	2.425642	1.837530	-24.25%	826
2011	3.404328	2.425642	-28.75%	826
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.020300	1.557535	-22.91%	0
2019	2.384869	2.020300	-15.29%	0
2018	2.352181	2.384869	1.39%	0
2017	2.642225	2.352181	-10.98%	0
2016	2.786193	2.642225	-5.17%	4,240
2015	2.886921	2.786193	-3.49%	0
2014	3.935280	2.886921	-26.64%	0
2013	3.494580	3.935280	12.61%	13,475
2012	3.813310	3.494580	-8.36%	0
2011	5.610829	3.813310	-32.04%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.018934	0.747691	-26.62%	0
2019	1.308725	1.018934	-22.14%	0
2018	1.207961	1.308725	8.34%	0
2017	1.430037	1.207961	-15.53%	0
2016	1.809893	1.430037	-20.99%	0
2015	1.873582	1.809893	-3.40%	0
2014	2.168338	1.873582	-13.59%	0
2013	3.064259	2.168338	-29.24%	0
2012	3.842038	3.064259	-20.24%	0
2011	4.243495	3.842038	-9.46%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.496210	0.300569	-39.43%	0
2019	0.705520	0.496210	-29.67%	0
2018	0.742767	0.705520	-5.01%	0
2017	1.009017	0.742767	-26.39%	0
2016	1.140876	1.009017	-11.56%	0
2015	1.340264	1.140876	-14.88%	0
2014	1.685926	1.340264	-20.50%	0
2013	2.432270	1.685926	-30.69%	0
2012	3.060330	2.432270	-20.52%	0
2011	3.483179	3.060330	-12.14%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	0.940936	0.636066	-32.40%	0
2019	1.213222	0.940936	-22.44%	0
2018	1.117526	1.213222	8.56%	0
2017	1.322092	1.117526	-15.47%	261
2016	1.697399	1.322092	-22.11%	261
2015	1.735609	1.697399	-2.20%	261
2014	1.948909	1.735609	-10.94%	261
2013	2.884701	1.948909	-32.44%	261
2012	3.607819	2.884701	-20.04%	261
2011	3.996845	3.607819	-9.73%	13,372
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.045546	0.765859	-26.75%	0
2019	1.388245	1.045546	-24.69%	0
2018	1.366890	1.388245	1.56%	0
2017	1.692679	1.366890	-19.25%	0
2016	1.968823	1.692679	-14.03%	0
2015	2.108676	1.968823	-6.63%	0
2014	2.523017	2.108676	-16.42%	0
2013	3.514342	2.523017	-28.21%	0
2012	4.333110	3.514342	-18.90%	0
2011	4.875821	4.333110	-11.13%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	25.967529	35.636718	37.24%	0
2019	19.117489	25.967529	35.83%	0
2018	25.399133	19.117489	-24.73%	0
2017	17.295293	25.399133	46.86%	0
2016	16.259937	17.295293	6.37%	0
2015	14.860063	16.259937	9.42%	0
2014	17.980847	14.860063	-17.36%	0
2013	11.797419	17.980847	52.41%	0
2012	10.054446	11.797419	17.34%	0
2011	14.483557	10.054446	-30.58%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	31.275845	36.977306	18.23%	90
2019	24.761647	31.275845	26.31%	93
2018	29.282622	24.761647	-15.44%	106
2017	24.951781	29.282622	17.36%	109
2016	23.308228	24.951781	7.05%	1,076
2015	23.784746	23.308228	-2.00%	1,164
2014	22.649089	23.784746	5.01%	1,218
2013	16.278211	22.649089	39.14%	1,306
2012	13.734081	16.278211	18.52%	1,677
2011	13.720391	13.734081	0.10%	1,524

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	46.177925	49.938215	8.14%	0
2019	34.725816	46.177925	32.98%	0
2018	44.103589	34.725816	-21.26%	875
2017	36.864186	44.103589	19.64%	875
2016	29.102523	36.864186	26.67%	0
2015	31.522208	29.102523	-7.68%	0
2014	28.824243	31.522208	9.36%	0
2013	19.637512	28.824243	46.78%	0
2012	16.167424	19.637512	21.46%	0
2011	17.907020	16.167424	-9.71%	286
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	143.173602	261.398522	82.57%	0
2019	81.185383	143.173602	76.35%	0
2018	91.638919	81.185383	-11.41%	0
2017	55.335392	91.638919	65.61%	0
2016	51.674842	55.335392	7.08%	0
2015	46.142037	51.674842	11.99%	0
2014	34.579893	46.142037	33.44%	0
2013	19.639087	34.579893	76.08%	0
2012	14.987721	19.639087	31.03%	0
2011	15.444228	14.987721	-2.96%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	46.520741	65.887175	41.63%	0
2019	34.791006	46.520741	33.71%	0
2018	36.270857	34.791006	-4.08%	0
2017	28.311102	36.270857	28.12%	0
2016	27.340376	28.311102	3.55%	0
2015	25.853352	27.340376	5.75%	0
2014	22.530974	25.853352	14.75%	0
2013	17.130494	22.530974	31.53%	0
2012	15.016278	17.130494	14.08%	0
2011	15.042716	15.016278	-0.18%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2020	38.621106	45.290898	17.27%	0
2019	27.254127	38.621106	41.71%	0
2018	31.110829	27.254127	-12.40%	0
2017	24.161831	31.110829	28.76%	0
2016	21.369232	24.161831	13.07%	1,093
2015	22.030585	21.369232	-3.00%	0
2014	19.014815	22.030585	15.86%	0
2013	13.062611	19.014815	45.57%	14,377
2012	10.937616	13.062611	19.43%	736
2011	11.326832	10.937616	-3.44%	435

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	10.141724	13.307495	31.22%	101
2019	6.820256	10.141724	48.70%	102
2018	8.372145	6.820256	-18.54%	127
2017	8.001844	8.372145	4.63%	129
2016	4.947828	8.001844	61.72%	117
2015	7.273665	4.947828	-31.98%	158
2014	9.007758	7.273665	-19.25%	182
2013	17.106934	9.007758	-47.34%	188
2012	18.258899	17.106934	-6.31%	757
2011	24.640763	18.258899	-25.90%	8,067
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	22.014614	20.256731	-7.99%	117
2019	18.108272	22.014614	21.57%	120
2018	20.003415	18.108272	-9.47%	140
2017	19.195542	20.003415	4.21%	143
2016	17.835400	19.195542	7.63%	1,067
2015	18.728087	17.835400	-4.77%	1,158
2014	15.840841	18.728087	18.23%	1,214
2013	15.598544	15.840841	1.55%	2,511
2012	13.491580	15.598544	15.62%	4,258
2011	13.502715	13.491580	-0.08%	4,551
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	28.113872	39.463377	40.37%	0
2019	23.117420	28.113872	21.61%	0
2018	24.454817	23.117420	-5.47%	0
2017	22.184438	24.454817	10.23%	0
2016	22.637203	22.184438	-2.00%	0
2015	23.481851	22.637203	-3.60%	0
2014	22.119993	23.481851	6.16%	0
2013	16.672151	22.119993	32.68%	0
2012	14.614455	16.672151	14.08%	0
2011	14.205092	14.614455	2.88%	143
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	36.666318	43.002542	17.28%	0
2019	27.724355	36.666318	32.25%	0
2018	35.286186	27.724355	-21.43%	0
2017	30.091667	35.286186	17.26%	0
2016	23.615335	30.091667	27.42%	0
2015	26.584375	23.615335	-11.17%	0
2014	26.091549	26.584375	1.89%	0
2013	16.842081	26.091549	54.92%	0
2012	14.118776	16.842081	19.29%	288
2011	16.455928	14.118776	-14.20%	296

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	50.535004	58.308514	15.38%	0
2019	31.827124	50.535004	58.78%	0
2018	38.514334	31.827124	-17.36%	0
2017	27.470617	38.514334	40.20%	0
2016	23.350928	27.470617	17.64%	0
2015	24.303984	23.350928	-3.92%	0
2014	19.955994	24.303984	21.79%	969
2013	12.106598	19.955994	64.84%	0
2012	9.577518	12.106598	26.41%	0
2011	10.205608	9.577518	-6.15%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	24.772316	30.816153	24.40%	116
2019	20.027991	24.772316	23.69%	120
2018	21.726219	20.027991	-7.82%	138
2017	17.875307	21.726219	21.54%	142
2016	17.835331	17.875307	0.22%	317
2015	18.060100	17.835331	-1.24%	31,325
2014	16.443022	18.060100	9.83%	53,638
2013	11.909181	16.443022	38.07%	514
2012	10.758254	11.909181	10.70%	20,555
2011	11.132160	10.758254	-3.36%	46,228
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	21.277771	18.592447	-12.62%	124
2019	17.667282	21.277771	20.44%	128
2018	20.864049	17.667282	-15.32%	147
2017	18.430104	20.864049	13.21%	151
2016	16.067369	18.430104	14.71%	584
2015	18.147954	16.067369	-11.46%	588
2014	16.742921	18.147954	8.39%	147
2013	11.797045	16.742921	41.92%	151
2012	9.879350	11.797045	19.41%	13,086
2011	10.442401	9.879350	-5.39%	158
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	23.056081	29.388635	27.47%	90
2019	20.447652	23.056081	12.76%	92
2018	24.576224	20.447652	-16.80%	108
2017	21.179287	24.576224	16.04%	110
2016	21.106779	21.179287	0.34%	253
2015	21.322315	21.106779	-1.01%	47,784
2014	22.168620	21.322315	-3.82%	396
2013	16.926608	22.168620	30.97%	40,625
2012	14.929289	16.926608	13.38%	8,833
2011	15.381233	14.929289	-2.94%	21,722

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	20.380177	21.388140	4.95%	114
2019	17.034237	20.380177	19.64%	117
2018	21.522317	17.034237	-20.85%	136
2017	19.467832	21.522317	10.55%	139
2016	15.459001	19.467832	25.93%	10,464
2015	17.953197	15.459001	-13.89%	82
2014	17.218210	17.953197	4.27%	129
2013	12.976988	17.218210	32.68%	132
2012	11.354339	12.976988	14.29%	11,553
2011	12.516202	11.354339	-9.28%	139
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	23.071712	26.093032	13.10%	0
2019	20.977209	23.071712	9.98%	0
2018	23.605464	20.977209	-11.13%	0
2017	20.812311	23.605464	13.42%	0
2016	17.946416	20.812311	15.97%	0
2015	18.437738	17.946416	-2.66%	0
2014	18.871948	18.437738	-2.30%	48,875
2013	13.669556	18.871948	38.06%	48,474
2012	12.650159	13.669556	8.06%	0
2011	12.507658	12.650159	1.14%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	15.886358	14.594300	-8.13%	0
2019	13.474119	15.886358	17.90%	0
2018	17.367232	13.474119	-22.42%	0
2017	17.824429	17.367232	-2.57%	0
2016	13.847601	17.824429	28.72%	0
2015	16.394039	13.847601	-15.53%	0
2014	16.562628	16.394039	-1.02%	0
2013	11.868988	16.562628	39.55%	0
2012	10.092230	11.868988	17.61%	12,921
2011	11.406648	10.092230	-11.52%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	6.257136	5.255165	-16.01%	207
2019	6.122028	6.257136	2.21%	213
2018	5.604421	6.122028	9.24%	250
2017	6.965361	5.604421	-19.54%	255
2016	6.662386	6.965361	4.55%	1,803
2015	6.015978	6.662386	10.74%	132
2014	5.008928	6.015978	20.11%	16,133
2013	5.283731	5.008928	-5.20%	13,404
2012	5.770955	5.283731	-8.44%	193
2011	6.169296	5.770955	-6.46%	199

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2020	33.343527	48.621201	45.82%	0
2019	24.421603	33.343527	36.53%	0
2018	25.379008	24.421603	-3.77%	0
2017	19.584050	25.379008	29.59%	0
2016	18.045610	19.584050	8.53%	0
2015	18.267114	18.045610	-1.21%	0
2014	16.958024	18.267114	7.72%	0
2013	12.819668	16.958024	32.28%	0
2012	11.717915	12.819668	9.40%	0
2011	13.208411	11.717915	-11.28%	170
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	13.465160	14.404576	6.98%	0
2019	12.173775	13.465160	10.61%	0
2018	13.158845	12.173775	-7.49%	0
2017	12.723054	13.158845	3.43%	0
2016	11.091374	12.723054	14.71%	0
2015	12.171463	11.091374	-8.87%	0
2014	12.140504	12.171463	0.26%	0
2013	10.578774	12.140504	14.76%	0
2012	10.326592	10.578774	2.44%	0
2011	12.347656	10.326592	-16.37%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	26.325135	36.169192	37.39%	95
2019	22.041935	26.325135	19.43%	98
2018	28.222947	22.041935	-21.90%	113
2017	23.672668	28.222947	19.22%	116
2016	20.990230	23.672668	12.78%	1,044
2015	25.007256	20.990230	-16.06%	1,128
2014	20.843351	25.007256	19.98%	1,179
2013	14.162018	20.843351	47.18%	1,265
2012	12.328336	14.162018	14.87%	1,336
2011	14.196660	12.328336	-13.16%	1,475
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	27.805254	25.771424	-7.31%	0
2019	23.912951	27.805254	16.28%	0
2018	23.586789	23.912951	1.38%	0
2017	21.744919	23.586789	8.47%	0
2016	19.129713	21.744919	13.67%	7,932
2015	21.136120	19.129713	-9.49%	200
2014	17.603477	21.136120	20.07%	208
2013	15.857059	17.603477	11.01%	216
2012	16.051914	15.857059	-1.21%	223
2011	14.127691	16.051914	13.62%	231

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	4.780161	5.122912	7.17%	0
2019	5.141933	4.780161	-7.04%	0
2018	5.956574	5.141933	-13.68%	0
2017	5.109547	5.956574	16.58%	0
2016	5.728542	5.109547	-10.81%	0
2015	7.049845	5.728542	-18.74%	0
2014	9.241038	7.049845	-23.71%	0
2013	9.732598	9.241038	-5.05%	0
2012	9.885021	9.732598	-1.54%	0
2011	10.504223	9.885021	-5.89%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	10.478978	10.993409	4.91%	0
2019	10.102707	10.478978	3.72%	0
2018	9.656692	10.102707	4.62%	0
2017	9.636306	9.656692	0.21%	0
2016	9.627393	9.636306	0.09%	0
2015	9.944066	9.627393	-3.18%	0
2014	10.040187	9.944066	-0.96%	0
2013*	10.000000	10.040187	0.40%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.423540	5.147799	16.37%	0
2019	4.047294	4.423540	9.30%	0
2018	5.776714	4.047294	-29.94%	0
2017	6.014435	5.776714	-3.95%	0
2016	4.283335	6.014435	40.41%	0
2015	6.587812	4.283335	-34.98%	0
2014	8.335510	6.587812	-20.97%	0
2013	7.718665	8.335510	7.99%	0
2012	7.642076	7.718665	1.00%	0
2011*	10.000000	7.642076	-23.58%	1,189
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	11.849742	16.049844	35.44%	0
2019	8.741492	11.849742	35.56%	0
2018	10.726888	8.741492	-18.51%	0
2017*	10.000000	10.726888	7.27%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.721280	10.312280	-3.81%	0
2019*	10.000000	10.721280	7.21%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	14.247209	15.199624	6.68%	0
2019	12.343238	14.247209	15.43%	0
2018	13.507851	12.343238	-8.62%	0
2017	11.962996	13.507851	12.91%	0
2016	11.728921	11.962996	2.00%	0
2015	11.857771	11.728921	-1.09%	0
2014	11.337102	11.857771	4.59%	0
2013	9.985022	11.337102	13.54%	0
2012	9.019464	9.985022	10.71%	0
2011*	10.000000	9.019464	-9.81%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.672196	8.655618	-0.19%	0
2019	7.604178	8.672196	14.05%	0
2018*	10.000000	7.604178	-23.96%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.496079	6.211460	-26.89%	0
2019	7.225578	8.496079	17.58%	0
2018	9.131750	7.225578	-20.87%	0
2017	9.430075	9.131750	-3.16%	0
2016	6.858365	9.430075	37.50%	893
2015	11.314774	6.858365	-39.39%	0
2014	10.353854	11.314774	9.28%	0
2013*	10.000000	10.353854	3.54%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	14.807930	15.797414	6.68%	263
2019	10.844023	14.807930	36.55%	303
2018	12.697811	10.844023	-14.60%	356
2017	10.405292	12.697811	22.03%	0
2016	9.868300	10.405292	5.44%	0
2015	10.240687	9.868300	-3.64%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	9.904289	10.595659	6.98%	1,022
2019	9.313499	9.904289	6.34%	1,270
2018	9.815569	9.313499	-5.12%	1,256
2017	9.695146	9.815569	1.24%	1,277
2016	9.510556	9.695146	1.94%	3,291
2015	9.985938	9.510556	-4.76%	1,755
2014	9.899595	9.985938	0.87%	1,402
2013	11.077168	9.899595	-10.63%	605
2012	10.564135	11.077168	4.86%	51,976
2011*	10.000000	10.564135	5.64%	51,409

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	13.180724	14.390887	9.18%	0
2019	10.889829	13.180724	21.04%	187
2018	11.975895	10.889829	-9.07%	187
2017	10.178053	11.975895	17.66%	82
2016	9.183922	10.178053	10.82%	3,590
2015*	10.000000	9.183922	-8.16%	2,983
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	12.801201	12.622452	-1.40%	56
2019	10.319404	12.801201	24.05%	13
2018	11.633797	10.319404	-11.30%	13
2017	10.954666	11.633797	6.20%	26,071
2016	9.310675	10.954666	17.66%	30,693
2015*	10.000000	9.310675	-6.89%	31,064
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	10.927979	11.110199	1.67%	0
2019	9.514597	10.927979	14.85%	0
2018	10.506507	9.514597	-9.44%	0
2017	9.550544	10.506507	10.01%	0
2016	9.423090	9.550544	1.35%	0
2015	9.826033	9.423090	-4.10%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	15.086522	19.061794	26.35%	1,057
2019	11.771557	15.086522	28.16%	758
2018	13.517343	11.771557	-12.92%	809
2017	11.018260	13.517343	22.68%	822
2016	11.077985	11.018260	-0.54%	900
2015	11.346860	11.077985	-2.37%	939
2014	11.405224	11.346860	-0.51%	934
2013*	10.000000	11.405224	14.05%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.213281	10.825305	5.99%	0
2019	9.582543	10.213281	6.58%	1,533
2018	9.885747	9.582543	-3.07%	0
2017	9.808504	9.885747	0.79%	0
2016*	10.000000	9.808504	-1.91%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	11.841607	13.222860	11.66%	0
2019	10.003515	11.841607	18.37%	0
2018	10.805508	10.003515	-7.42%	0
2017	9.644801	10.805508	12.03%	0
2016	9.303157	9.644801	3.67%	0
2015	9.922556	9.303157	-6.24%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.154971	14.315789	1.14%	0
2019	11.372537	14.154971	24.47%	182
2018	12.580858	11.372537	-9.60%	182
2017	11.059005	12.580858	13.76%	0
2016*	10.000000	11.059005	10.59%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	13.379803	15.771182	17.87%	1,193
2019	11.635769	13.379803	14.99%	1,327
2018	12.894687	11.635769	-9.76%	1,343
2017	11.612236	12.894687	11.04%	1,212
2016	11.455029	11.612236	1.37%	1,224
2015	11.849366	11.455029	-3.33%	1,230
2014	11.904517	11.849366	-0.46%	1,252
2013	10.654942	11.904517	11.73%	1,058
2012	9.922958	10.654942	7.38%	0
2011	10.545128	9.922958	-5.90%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.533280	13.198932	5.31%	1,011
2019	10.708681	12.533280	17.04%	524
2018	13.008454	10.708681	-17.68%	524
2017	11.579015	13.008454	12.35%	524
2016	10.292236	11.579015	12.50%	524
2015	10.812008	10.292236	-4.81%	521
2014*	10.000000	10.812008	8.12%	495
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.809571	11.221272	3.81%	0
2019	9.500005	10.809571	13.78%	0
2018	10.135199	9.500005	-6.27%	0
2017*	10.000000	10.135199	1.35%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	4.853609	4.669383	-3.80%	0
2019	4.658739	4.853609	4.18%	155
2018	5.401175	4.658739	-13.75%	155
2017	5.448187	5.401175	-0.86%	0
2016	4.980284	5.448187	9.40%	0
2015	6.809229	4.980284	-26.86%	0
2014	8.402623	6.809229	-18.96%	0
2013	9.589874	8.402623	-12.38%	0
2012	10.031410	9.589874	-4.40%	382
2011	11.760161	10.031410	-14.70%	561

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.428938	10.387448	-0.40%	73
2019	9.973886	10.428938	4.56%	153
2018	10.224020	9.973886	-2.45%	980
2017	10.120971	10.224020	1.02%	0
2016	9.512859	10.120971	6.39%	0
2015*	10.000000	9.512859	-4.87%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.327527	13.198925	27.80%	0
2019	8.186190	10.327527	26.16%	0
2018*	10.000000	8.186190	-18.14%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	13.284110	14.857526	11.84%	0
2019	11.527395	13.284110	15.24%	0
2018	12.508720	11.527395	-7.85%	0
2017	11.261210	12.508720	11.08%	0
2016	11.213055	11.261210	0.43%	0
2015	11.489859	11.213055	-2.41%	0
2014	11.148902	11.489859	3.06%	0
2013	9.898751	11.148902	12.63%	0
2012	9.032376	9.898751	9.59%	0
2011*	10.000000	9.032376	-9.68%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.286638	15.845394	19.26%	0
2019	10.962656	13.286638	21.20%	0
2018	11.749807	10.962656	-6.70%	4,449
2017	10.361763	11.749807	13.40%	0
2016*	10.000000	10.361763	3.62%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	12.912277	13.420898	3.94%	1,194
2019	10.403012	12.912277	24.12%	3,801
2018	11.649427	10.403012	-10.70%	1,287
2017	10.589351	11.649427	10.01%	1,340
2016	9.212063	10.589351	14.95%	2,616
2015*	10.000000	9.212063	-7.88%	2,667
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.298193	15.022454	5.07%	2,512
2019	11.290991	14.298193	26.63%	2,512
2018	12.735000	11.290991	-11.34%	2,512
2017	11.182860	12.735000	13.88%	0
2016*	10.000000	11.182860	11.83%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	16.765460	23.501637	40.18%	2,824
2019	12.814818	16.765460	30.83%	5,987
2018	13.182002	12.814818	-2.79%	5,251
2017	10.012231	13.182002	31.66%	11,808
2016	10.196443	10.012231	-1.81%	7,262
2015*	10.000000	10.196443	1.96%	6,500
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	11.107981	11.109794	0.02%	0
2019	9.911393	11.107981	12.07%	0
2018	10.533284	9.911393	-5.90%	0
2017	10.088579	10.533284	4.41%	0
2016	9.048544	10.088579	11.49%	0
2015*	10.000000	9.048544	-9.51%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.409960	11.096864	6.60%	0
2019	9.744090	10.409960	6.83%	0
2018	10.059077	9.744090	-3.13%	0
2017	9.905076	10.059077	1.55%	0
2016*	10.000000	9.905076	-0.95%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.105945	10.108347	-8.98%	0
2019	9.250308	11.105945	20.06%	0
2018	10.128042	9.250308	-8.67%	0
2017*	10.000000	10.128042	1.28%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	10.734200	11.232455	4.64%	0
2019	9.933967	10.734200	8.06%	0
2018	10.469910	9.933967	-5.12%	2,975
2017	9.968948	10.469910	5.03%	3,435
2016	9.450468	9.968948	5.49%	0
2015	9.868979	9.450468	-4.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.541208	16.958178	9.12%	0
2019	13.278216	15.541208	17.04%	0
2018	15.051994	13.278216	-11.78%	0
2017	13.764348	15.051994	9.35%	0
2016	12.453234	13.764348	10.53%	0
2015	13.597885	12.453234	-8.42%	0
2014	13.539535	13.597885	0.43%	0
2013	11.202344	13.539535	20.86%	0
2012	9.947356	11.202344	12.62%	0
2011	10.345806	9.947356	-3.85%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	12.268312	12.063094	-1.67%	1,501
2019	10.825119	12.268312	13.33%	1,612
2018	11.585777	10.825119	-6.57%	6,274
2017	10.817380	11.585777	7.10%	21,388
2016	9.714600	10.817380	11.35%	21,470
2015	10.703508	9.714600	-9.24%	21,535
2014	10.477473	10.703508	2.16%	33,721
2013*	10.000000	10.477473	4.77%	13,790
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	13.476851	12.572677	-6.71%	1,516
2019	11.096980	13.476851	21.45%	1,516
2018	12.801723	11.096980	-13.32%	1,516
2017	12.071023	12.801723	6.05%	0
2016	11.019054	12.071023	9.55%	0
2015	11.711783	11.019054	-5.91%	0
2014	11.345960	11.711783	3.22%	0
2013*	10.000000	11.345960	13.46%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.266538	8.570836	-7.51%	0
2019	9.302293	9.266538	-0.38%	0
2018	9.346316	9.302293	-0.47%	799
2017	9.389799	9.346316	-0.46%	0
2016	9.340657	9.389799	0.53%	0
2015*	10.000000	9.340657	-6.59%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	10.996331	11.179637	1.67%	0
2019	10.060109	10.996331	9.31%	0
2018	10.770599	10.060109	-6.60%	0
2017	9.750559	10.770599	10.46%	0
2016	9.569462	9.750559	1.89%	0
2015	10.405097	9.569462	-8.03%	0
2014	10.251050	10.405097	1.50%	0
2013*	10.000000	10.251050	2.51%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.278804	9.095405	-1.98%	0
2019	9.329171	9.278804	-0.54%	192
2018	9.426000	9.329171	-1.03%	173
2017	9.532511	9.426000	-1.12%	9,938
2016	9.668392	9.532511	-1.41%	11,658
2015	9.957334	9.668392	-2.90%	11,787
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.923804	10.341751	4.21%	0
2019	9.338745	9.923804	6.26%	0
2018*	10.000000	9.338745	-6.61%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	5.799707	5.810507	0.19%	0
2019	5.492114	5.799707	5.60%	0
2018	6.183262	5.492114	-11.18%	0
2017	5.824356	6.183262	6.16%	0
2016	6.997338	5.824356	-16.76%	0
2015	7.278387	6.997338	-3.86%	4,144
2014	6.649944	7.278387	9.45%	337
2013	6.638126	6.649944	0.18%	337
2012	7.656181	6.638126	-13.30%	337
2011	8.580285	7.656181	-10.77%	337
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	14.876764	15.243172	2.46%	0
2019	14.435342	14.876764	3.06%	0
2018	16.981497	14.435342	-14.99%	0
2017	15.140156	16.981497	12.16%	0
2016	15.402592	15.140156	-1.70%	383
2015	15.576962	15.402592	-1.12%	1,824
2014	15.518129	15.576962	0.38%	94
2013	13.529515	15.518129	14.70%	94
2012	13.267999	13.529515	1.97%	94
2011	14.540910	13.267999	-8.75%	94
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	7.848924	8.230733	4.86%	0
2019	7.654092	7.848924	2.55%	102
2018	8.258408	7.654092	-7.32%	102
2017	8.156855	8.258408	1.25%	0
2016	8.393202	8.156855	-2.82%	0
2015	8.439161	8.393202	-0.54%	441
2014	8.257486	8.439161	2.20%	441
2013	8.318683	8.257486	-0.74%	441
2012	8.333945	8.318683	-0.18%	441
2011	8.254892	8.333945	0.96%	441
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	10.816897	10.563450	-2.34%	561
2019	10.294430	10.816897	5.08%	595
2018	10.629046	10.294430	-3.15%	696
2017	10.519871	10.629046	1.04%	69
2016	9.922629	10.519871	6.02%	67
2015	10.087932	9.922629	-1.64%	69
2014	10.090439	10.087932	-0.02%	72
2013*	10.000000	10.090439	0.90%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	11.492319	12.343386	7.41%	0
2019	10.244241	11.492319	12.18%	0
2018	11.247030	10.244241	-8.92%	0
2017	10.485935	11.247030	7.26%	0
2016	9.628735	10.485935	8.90%	0
2015	10.314392	9.628735	-6.65%	0
2014	9.992058	10.314392	3.23%	0
2013*	10.000000	9.992058	-0.08%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	16.131182	20.058373	24.35%	0
2019	12.566603	16.131182	28.37%	0
2018	14.861368	12.566603	-15.44%	0
2017	11.163290	14.861368	33.13%	365
2016	11.449194	11.163290	-2.50%	0
2015	11.309431	11.449194	1.24%	0
2014	11.348297	11.309431	-0.34%	1,284
2013*	10.000000	11.348297	13.48%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	13.343932	14.838716	11.20%	931
2019	11.221238	13.343932	18.92%	751
2018	12.153926	11.221238	-7.67%	759
2017	10.522703	12.153926	15.50%	969
2016	11.059295	10.522703	-4.85%	1,395
2015	12.356915	11.059295	-10.50%	1,316
2014	13.357713	12.356915	-7.49%	1,293
2013	10.931687	13.357713	22.19%	1,383
2012	9.393946	10.931687	16.37%	411
2011	10.366629	9.393946	-9.38%	1,706
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.595678	9.250611	-3.60%	665
2019	8.317626	9.595678	15.37%	509
2018	10.460146	8.317626	-20.48%	499
2017	8.379328	10.460146	24.83%	414
2016	7.104093	8.379328	17.95%	443
2015	9.100431	7.104093	-21.94%	488
2014	9.772696	9.100431	-6.88%	396
2013*	10.000000	9.772696	-2.27%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	10.902671	11.404469	4.60%	0
2019	9.792679	10.902671	11.33%	327
2018	10.465448	9.792679	-6.43%	331
2017	9.883682	10.465448	5.89%	336
2016	8.773457	9.883682	12.65%	337
2015	9.566130	8.773457	-8.29%	363
2014	9.946511	9.566130	-3.82%	0
2013*	10.000000	9.946511	-0.53%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.276675	10.780498	4.90%	0
2019	9.707572	10.276675	5.86%	0
2018	10.045620	9.707572	-3.37%	0
2017	9.904029	10.045620	1.43%	0
2016*	10.000000	9.904029	-0.96%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.408372	17.750878	32.39%	0
2019	11.251955	13.408372	19.16%	0
2018	11.830638	11.251955	-4.89%	0
2017	10.854872	11.830638	8.99%	0
2016*	10.000000	10.854872	8.55%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	11.950566	12.368288	3.50%	0
2019	10.706890	11.950566	11.62%	0
2018	11.519247	10.706890	-7.05%	0
2017	10.666535	11.519247	7.99%	0
2016	10.306051	10.666535	3.50%	0
2015	10.823683	10.306051	-4.78%	0
2014	10.632552	10.823683	1.80%	0
2013	10.031466	10.632552	5.99%	0
2012	9.402402	10.031466	6.69%	0
2011*	10.000000	9.402402	-5.98%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	11.909736	12.273345	3.05%	20
2019	10.682626	11.909736	11.49%	968
2018	11.770387	10.682626	-9.24%	308
2017	10.998558	11.770387	7.02%	323
2016	10.184851	10.998558	7.99%	727
2015	10.554047	10.184851	-3.50%	739
2014	10.504440	10.554047	0.47%	426
2013	11.789661	10.504440	-10.90%	400
2012	10.242986	11.789661	15.10%	400
2011*	10.000000	10.242986	2.43%	450
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.276154	11.815467	-3.75%	0
2019	9.831706	12.276154	24.86%	0
2018	10.932171	9.831706	-10.07%	0
2017	9.946727	10.932171	9.91%	0
2016	8.859364	9.946727	12.27%	0
2015	10.535600	8.859364	-15.91%	0
2014*	10.000000	10.535600	5.36%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	12.496046	10.390025	-16.85%	0
2019	10.839625	12.496046	15.28%	0
2018	12.093765	10.839625	-10.37%	0
2017	11.288164	12.093765	7.14%	0
2016	11.208964	11.288164	0.71%	0
2015	11.643883	11.208964	-3.74%	0
2014	10.473339	11.643883	11.18%	0
2013	10.450160	10.473339	0.22%	0
2012	8.235926	10.450160	26.89%	0
2011*	10.000000	8.235926	-17.64%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	12.308750	13.323276	8.24%	0
2019	10.705547	12.308750	14.98%	0
2018	11.745587	10.705547	-8.85%	0
2017	10.371552	11.745587	13.25%	0
2016	10.067376	10.371552	3.02%	0
2015	11.029946	10.067376	-8.73%	0
2014	11.074352	11.029946	-0.40%	0
2013	9.797389	11.074352	13.03%	0
2012	8.824990	9.797389	11.02%	0
2011*	10.000000	8.824990	-11.75%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	15.010210	22.097499	47.22%	0
2019	11.571513	15.010210	29.72%	0
2018	14.222612	11.571513	-18.64%	0
2017	11.601256	14.222612	22.60%	0
2016	12.180780	11.601256	-4.76%	0
2015	12.556172	12.180780	-2.99%	0
2014	13.034629	12.556172	-3.67%	0
2013	11.024538	13.034629	18.23%	0
2012	9.773555	11.024538	12.80%	0
2011	11.074113	9.773555	-11.74%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	16.774618	18.345683	9.37%	0
2019	14.222458	16.774618	17.94%	0
2018	15.330018	14.222458	-7.22%	0
2017	13.556778	15.330018	13.08%	0
2016	12.735897	13.556778	6.45%	958
2015	12.915299	12.735897	-1.39%	0
2014	12.597443	12.915299	2.52%	0
2013	10.463975	12.597443	20.39%	0
2012	9.260870	10.463975	12.99%	4,640
2011*	10.000000	9.260870	-7.39%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.245795	10.411214	1.61%	355
2019	9.611123	10.245795	6.60%	410
2018	10.080101	9.611123	-4.65%	481
2017	9.707375	10.080101	3.84%	1,969
2016	9.149203	9.707375	6.10%	0
2015	9.648278	9.149203	-5.17%	1,785
2014	9.511094	9.648278	1.44%	0
2013*	10.000000	9.511094	-4.89%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	16.821065	18.126549	7.76%	0
2019	13.321669	16.821065	26.27%	0
2018	13.644548	13.321669	-2.37%	0
2017	11.592645	13.644548	17.70%	0
2016	10.657068	11.592645	8.78%	0
2015	10.812409	10.657068	-1.44%	0
2014*	10.000000	10.812409	8.12%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.624526	13.002690	11.86%	0
2019	10.356456	11.624526	12.24%	0
2018	11.588843	10.356456	-10.63%	0
2017	10.019825	11.588843	15.66%	0
2016*	10.000000	10.019825	0.20%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.879710	19.652386	9.91%	0
2019	14.770803	17.879710	21.05%	0
2018	16.949757	14.770803	-12.86%	0
2017	14.487948	16.949757	16.99%	0
2016	13.690580	14.487948	5.82%	0
2015	14.270386	13.690580	-4.06%	0
2014	13.984949	14.270386	2.04%	0
2013	11.061059	13.984949	26.43%	0
2012	9.752496	11.061059	13.42%	0
2011	10.667185	9.752496	-8.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.095024	15.096165	7.10%	68
2019	12.424071	14.095024	13.45%	1,029
2018	13.570756	12.424071	-8.45%	1,080
2017	12.401768	13.570756	9.43%	1,125
2016	11.968334	12.401768	3.62%	1,159
2015	12.387619	11.968334	-3.38%	1,150
2014	12.163033	12.387619	1.85%	94
2013	10.863400	12.163033	11.96%	0
2012	10.017435	10.863400	8.44%	0
2011	10.397855	10.017435	-3.66%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.013838	17.430695	8.85%	0
2019	13.638647	16.013838	17.42%	0
2018	15.209919	13.638647	-10.33%	0
2017	13.449115	15.209919	13.09%	0
2016	12.832320	13.449115	4.81%	0
2015	13.318140	12.832320	-3.65%	0
2014	13.026731	13.318140	2.24%	0
2013	11.002555	13.026731	18.40%	0
2012	9.915231	11.002555	10.97%	0
2011	10.515920	9.915231	-5.71%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.605100	12.192874	5.06%	0
2019	10.738494	11.605100	8.07%	0
2018	11.292573	10.738494	-4.91%	0
2017	10.872248	11.292573	3.87%	0
2016	10.642244	10.872248	2.16%	0
2015	10.978950	10.642244	-3.07%	0
2014	10.880143	10.978950	0.91%	0
2013	10.618188	10.880143	2.47%	0
2012	10.115790	10.618188	4.97%	0
2011	10.214518	10.115790	-0.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.172795	11.460316	2.57%	110
2019	10.049509	11.172795	11.18%	29
2018	11.068969	10.049509	-9.21%	29
2017	9.876222	11.068969	12.08%	136
2016	9.580850	9.876222	3.08%	144
2015	10.251662	9.580850	-6.54%	141
2014	10.266347	10.251662	-0.14%	141
2013*	10.000000	10.266347	2.66%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.556820	12.115799	4.84%	0
2019	10.254205	11.556820	12.70%	0
2018	11.301817	10.254205	-9.27%	0
2017	9.824987	11.301817	15.03%	0
2016	9.472310	9.824987	3.72%	0
2015	10.197618	9.472310	-7.11%	0
2014	10.338272	10.197618	-1.36%	0
2013*	10.000000	10.338272	3.38%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.069511	16.288443	8.09%	0
2019	13.062072	15.069511	15.37%	0
2018	14.398620	13.062072	-9.28%	0
2017	12.936903	14.398620	11.30%	0
2016	12.410962	12.936903	4.24%	0
2015	12.846596	12.410962	-3.39%	0
2014	12.580800	12.846596	2.11%	0
2013	10.936311	12.580800	15.04%	0
2012	9.967172	10.936311	9.72%	0
2011	10.450303	9.967172	-4.62%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.781225	18.395950	9.62%	0
2019	14.059453	16.781225	19.36%	0
2018	15.911995	14.059453	-11.64%	0
2017	13.800152	15.911995	15.30%	0
2016	13.134252	13.800152	5.07%	0
2015	13.656284	13.134252	-3.82%	0
2014	13.374812	13.656284	2.10%	0
2013	11.021021	13.374812	21.36%	0
2012	9.850124	11.021021	11.89%	0
2011	10.581021	9.850124	-6.91%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.299912	14.163425	6.49%	0
2019	11.915793	13.299912	11.62%	0
2018	12.814592	11.915793	-7.01%	0
2017	11.941578	12.814592	7.31%	0
2016	11.536227	11.941578	3.51%	0
2015	11.941072	11.536227	-3.39%	0
2014	11.748832	11.941072	1.64%	0
2013	10.815962	11.748832	8.62%	0
2012	10.065869	10.815962	7.45%	0
2011	10.335517	10.065869	-2.61%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.190560	10.667248	4.68%	6,704
2019	9.627390	10.190560	5.85%	6,704
2018	9.896411	9.627390	-2.72%	6,704
2017	9.827206	9.896411	0.70%	6,704
2016	9.840473	9.827206	-0.13%	8,521
2015	10.063025	9.840473	-2.21%	1,727
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.724475	17.24%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	10.679578	11.371392	6.48%	0
2019	9.979187	10.679578	7.02%	2,936
2018	10.371424	9.979187	-3.78%	0
2017	10.234782	10.371424	1.34%	0
2016	10.142071	10.234782	0.91%	0
2015	10.440161	10.142071	-2.86%	0
2014	10.193775	10.440161	2.42%	5,600
2013	10.657462	10.193775	-4.35%	0
2012	10.189301	10.657462	4.59%	1,969
2011*	10.000000	10.189301	1.89%	246
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.431857	10.567927	1.30%	0
2019	10.022795	10.431857	4.08%	0
2018*	10.000000	10.022795	0.23%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	11.065911	12.242768	10.63%	0
2019	9.217252	11.065911	20.06%	0
2018	11.431514	9.217252	-19.37%	0
2017	8.272317	11.431514	38.19%	1,066
2016	7.863956	8.272317	5.19%	0
2015	9.586866	7.863956	-17.97%	0
2014*	10.000000	9.586866	-4.13%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.463162	11.867115	3.52%	0
2019	10.230869	11.463162	12.04%	0
2018	10.802431	10.230869	-5.29%	0
2017	10.361519	10.802431	4.26%	0
2016	9.294401	10.361519	11.48%	0
2015	9.772933	9.294401	-4.90%	0
2014*	10.000000	9.772933	-2.27%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	9.777420	10.128446	3.59%	1,015
2019	9.421916	9.777420	3.77%	902
2018	9.654559	9.421916	-2.41%	919
2017	9.684398	9.654559	-0.31%	875
2016	9.843800	9.684398	-1.62%	2,589
2015	10.091693	9.843800	-2.46%	2,475
2014*	10.000000	10.091693	0.92%	761

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	8.102145	7.926217	-2.17%	298
2019	8.172288	8.102145	-0.86%	77
2018	8.275919	8.172288	-1.25%	3,660
2017	8.456265	8.275919	-2.13%	354
2016	8.659030	8.456265	-2.34%	10,786
2015	8.867410	8.659030	-2.35%	6,749
2014	9.080805	8.867410	-2.35%	27,641
2013	9.299336	9.080805	-2.35%	37,880
2012	9.523746	9.299336	-2.36%	9,296
2011	9.752297	9.523746	-2.34%	11,533
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.303230	11.869185	5.01%	0
2019	9.505856	11.303230	18.91%	0
2018	11.295894	9.505856	-15.85%	0
2017	9.261959	11.295894	21.96%	3,187
2016	9.397507	9.261959	-1.44%	0
2015	9.716946	9.397507	-3.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.209010	14.551770	10.17%	0
2019	10.932371	13.209010	20.82%	0
2018	12.284836	10.932371	-11.01%	0
2017	10.621974	12.284836	15.65%	0
2016	9.936135	10.621974	6.90%	0
2015	10.277873	9.936135	-3.32%	0
2014*	10.000000	10.277873	2.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	11.700508	12.500298	6.84%	0
2019	10.388345	11.700508	12.63%	0
2018	11.182050	10.388345	-7.10%	0
2017	10.303496	11.182050	8.53%	0
2016	9.925201	10.303496	3.81%	0
2015	10.181742	9.925201	-2.52%	0
2014*	10.000000	10.181742	1.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	12.571087	13.702014	9.00%	0
2019	10.733303	12.571087	17.12%	0
2018	11.753648	10.733303	-8.68%	0
2017	10.483224	11.753648	12.12%	0
2016	9.963663	10.483224	5.21%	0
2015	10.258021	9.963663	-2.87%	0
2014*	10.000000	10.258021	2.58%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	10.642246	11.090019	4.21%	0
2019	9.949834	10.642246	6.96%	0
2018	10.377768	9.949834	-4.12%	0
2017	10.055384	10.377768	3.21%	0
2016	9.875624	10.055384	1.82%	0
2015	10.086589	9.875624	-2.09%	0
2014*	10.000000	10.086589	0.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.320162	11.558250	2.10%	0
2019	10.259063	11.320162	10.34%	0
2018	11.133724	10.259063	-7.86%	0
2017	9.998034	11.133724	11.36%	0
2016	9.685148	9.998034	3.23%	0
2015	10.250506	9.685148	-5.52%	0
2014	10.245592	10.250506	0.05%	0
2013*	10.000000	10.245592	2.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.830145	12.283172	3.83%	0
2019	10.511922	11.830145	12.54%	0
2018	11.460198	10.511922	-8.27%	0
2017	10.033216	11.460198	14.22%	0
2016	9.606265	10.033216	4.44%	0
2015	10.242583	9.606265	-6.21%	0
2014	10.310346	10.242583	-0.66%	0
2013*	10.000000	10.310346	3.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.182851	13.127242	7.75%	0
2019	10.595766	12.182851	14.98%	242
2018	11.505764	10.595766	-7.91%	1,660
2017	10.433149	11.505764	10.28%	6,208
2016	9.971266	10.433149	4.63%	9,547
2015	10.245536	9.971266	-2.68%	0
2014*	10.000000	10.245536	2.46%	345
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	12.853727	14.099165	9.69%	0
2019	10.804575	12.853727	18.97%	0
2018	11.992762	10.804575	-9.91%	0
2017	10.525046	11.992762	13.94%	0
2016	9.934976	10.525046	5.94%	0
2015	10.248873	9.934976	-3.06%	0
2014*	10.000000	10.248873	2.49%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.392400	12.076160	6.00%	0
2019	10.280414	11.392400	10.82%	0
2018	10.937412	10.280414	-6.01%	0
2017	10.255213	10.937412	6.65%	0
2016	9.934736	10.255213	3.23%	0
2015	10.176949	9.934736	-2.38%	0
2014*	10.000000	10.176949	1.77%	12,278
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.398994	10.878134	4.61%	0
2019*	10.000000	10.398994	3.99%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.697677	12.092676	13.04%	0
2019*	10.000000	10.697677	6.98%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	24.709838	31.347973	26.86%	543
2019	19.432247	24.709838	27.16%	350
2018	20.592608	19.432247	-5.63%	350
2017	16.235508	20.592608	26.84%	622
2016	16.300724	16.235508	-0.40%	682
2015	16.186443	16.300724	0.71%	712
2014	15.048762	16.186443	7.56%	709
2013	11.465129	15.048762	31.26%	0
2012	10.109903	11.465129	13.40%	0
2011	10.698526	10.109903	-5.50%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.309251	18.876869	15.74%	0
2019	12.161443	16.309251	34.11%	0
2018	12.650732	12.161443	-3.87%	0
2017	10.194641	12.650732	24.09%	0
2016*	10.000000	10.194641	1.95%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.765620	17.66%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	13.570126	14.989129	10.46%	0
2019	11.059696	13.570126	22.70%	0
2018	12.782679	11.059696	-13.48%	0
2017	11.305451	12.782679	13.07%	452
2016	9.624049	11.305451	17.47%	1,305
2015	10.111937	9.624049	-4.82%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.814148	21.057590	-3.47%	0
2019	18.037751	21.814148	20.94%	0
2018	21.273030	18.037751	-15.21%	0
2017	19.135294	21.273030	11.17%	254
2016	16.662804	19.135294	14.84%	310
2015	17.570898	16.662804	-5.17%	339
2014	15.376594	17.570898	14.27%	1,176
2013	11.605768	15.376594	32.49%	0
2012	10.215861	11.605768	13.61%	0
2011	10.709847	10.215861	-4.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	16.575554	22.804539	37.58%	0
2019	12.507610	16.575554	32.52%	0
2018	13.915353	12.507610	-10.12%	0
2017	11.406145	13.915353	22.00%	399
2016	10.784250	11.406145	5.77%	487
2015	10.960931	10.784250	-1.61%	533
2014*	10.000000	10.960931	9.61%	554
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	12.082813	12.406806	2.68%	1,277
2019	10.397895	12.082813	16.20%	1,277
2018	12.823752	10.397895	-18.92%	1,277
2017	12.040212	12.823752	6.51%	199
2016	9.790216	12.040212	22.98%	243
2015	10.668383	9.790216	-8.23%	267
2014*	10.000000	10.668383	6.68%	1,634
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	13.833078	16.572981	19.81%	0
2019	11.274295	13.833078	22.70%	0
2018	13.217186	11.274295	-14.70%	0
2017	11.925807	13.217186	10.83%	0
2016	9.941955	11.925807	19.95%	0
2015	10.350509	9.941955	-3.95%	0
2014*	10.000000	10.350509	3.51%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.452413	17.111363	10.74%	0
2019	12.354334	15.452413	25.08%	0
2018	13.320441	12.354334	-7.25%	0
2017	10.932965	13.320441	21.84%	0
2016*	10.000000	10.932965	9.33%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	13.860360	12.763338	-7.91%	0
2019	10.881076	13.860360	27.38%	565
2018	11.615742	10.881076	-6.32%	0
2017	11.206017	11.615742	3.66%	0
2016	10.706433	11.206017	4.67%	0
2015	11.621974	10.706433	-7.88%	0
2014	9.254190	11.621974	25.59%	0
2013*	10.000000	9.254190	-7.46%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	15.399232	17.773202	15.42%	9,719
2019	12.023620	15.399232	28.07%	9,719
2018	12.910938	12.023620	-6.87%	9,719
2017	10.878527	12.910938	18.68%	18,041
2016	9.975868	10.878527	9.05%	18,533
2015	10.098494	9.975868	-1.21%	5,590
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.267115	9.305616	0.42%	0
2019	9.117462	9.267115	1.64%	0
2018	9.262120	9.117462	-1.56%	820
2017	9.336949	9.262120	-0.80%	0
2016	9.328591	9.336949	0.09%	0
2015	9.585797	9.328591	-2.68%	0
2014	9.768238	9.585797	-1.87%	6,105
2013	9.992796	9.768238	-2.25%	0
2012	9.885574	9.992796	1.08%	0
2011*	10.000000	9.885574	-1.14%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.167907	15.342600	16.52%	0
2019	10.791255	13.167907	22.02%	0
2018	12.466706	10.791255	-13.44%	0
2017	11.180336	12.466706	11.51%	464
2016	9.471763	11.180336	18.04%	0
2015	10.197589	9.471763	-7.12%	675
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	24.308478	38.098538	56.73%	793
2019	18.191888	24.308478	33.62%	793
2018	20.045142	18.191888	-9.25%	793
2017	16.095956	20.045142	24.54%	273
2016	15.541127	16.095956	3.57%	1,141
2015	15.970396	15.541127	-2.69%	366
2014	15.768248	15.970396	1.28%	1,290
2013	11.649935	15.768248	35.35%	0
2012	10.406914	11.649935	11.94%	3,942
2011	11.153320	10.406914	-6.69%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	9.625664	10.175714	5.71%	0
2019	8.552271	9.625664	12.55%	0
2018	9.396606	8.552271	-8.99%	0
2017	9.019450	9.396606	4.18%	0
2016	9.295845	9.019450	-2.97%	0
2015	10.026984	9.295845	-7.29%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	10.253374	10.533149	2.73%	160
2019	9.138838	10.253374	12.20%	78
2018	10.244166	9.138838	-10.79%	78
2017	9.506094	10.244166	7.76%	0
2016	8.912877	9.506094	6.66%	0
2015	9.851711	8.912877	-9.53%	0
2014	10.118777	9.851711	-2.64%	0
2013*	10.000000	10.118777	1.19%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	9.194326	9.195691	0.01%	132
2019	9.145398	9.194326	0.54%	34
2018	9.972990	9.145398	-8.30%	31
2017	9.927558	9.972990	0.46%	2,105
2016	8.980951	9.927558	10.54%	142
2015	9.502075	8.980951	-5.48%	149
2014	9.596201	9.502075	-0.98%	153
2013*	10.000000	9.596201	-4.04%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.099858	11.696173	5.37%	1,080
2019	10.172363	11.099858	9.12%	858
2018	11.018745	10.172363	-7.68%	850
2017	9.951718	11.018745	10.72%	918
2016	9.025719	9.951718	10.26%	1,118
2015	10.178174	9.025719	-11.32%	1,160
2014	10.375942	10.178174	-1.91%	1,086
2013	10.614052	10.375942	-2.24%	217
2012	9.468111	10.614052	12.10%	1,387
2011*	10.000000	9.468111	-5.32%	1,654
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.516477	5.452994	-1.15%	1,035
2019	5.073349	5.516477	8.73%	1,158
2018	6.056314	5.073349	-16.23%	1,037
2017	6.077266	6.056314	-0.34%	1,014
2016	5.417422	6.077266	12.18%	908
2015	7.463263	5.417422	-27.41%	888
2014	9.391794	7.463263	-20.53%	435
2013	11.277381	9.391794	-16.72%	0
2012	10.986474	11.277381	2.65%	1,349
2011	12.168248	10.986474	-9.71%	1,635

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.096984	10.322675	2.24%	0
2019	9.863242	10.096984	2.37%	0
2018	10.009192	9.863242	-1.46%	0
2017	9.770100	10.009192	2.45%	0
2016	9.561580	9.770100	2.18%	0
2015	9.969946	9.561580	-4.10%	0
2014	9.917956	9.969946	0.52%	0
2013*	10.000000	9.917956	-0.82%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	13.266360	13.806990	4.08%	267
2019	11.849390	13.266360	11.96%	267
2018	12.751440	11.849390	-7.07%	267
2017	11.894186	12.751440	7.21%	0
2016	10.758148	11.894186	10.56%	0
2015	11.283936	10.758148	-4.66%	0
2014	11.395427	11.283936	-0.98%	529
2013	12.553637	11.395427	-9.23%	0
2012	10.916944	12.553637	14.99%	454
2011	10.525260	10.916944	3.72%	0
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.271512	11.033621	7.42%	1,020
2019	9.921501	10.271512	3.53%	1,416
2018	10.617082	9.921501	-6.55%	1,338
2017	10.018219	10.617082	5.98%	1,355
2016	9.869545	10.018219	1.51%	1,275
2015	10.542878	9.869545	-6.39%	1,272
2014	10.568469	10.542878	-0.24%	764
2013	11.836776	10.568469	-10.71%	0
2012	11.343905	11.836776	4.34%	0
2011	10.810172	11.343905	4.94%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	14.301183	14.748995	3.13%	520
2019	12.778162	14.301183	11.92%	508
2018	13.457695	12.778162	-5.05%	508
2017	12.937772	13.457695	4.02%	1,427
2016	11.791537	12.937772	9.72%	1,427
2015	12.292781	11.791537	-4.08%	23
2014	12.194404	12.292781	0.81%	23
2013	11.822305	12.194404	3.15%	0
2012	10.602559	11.822305	11.50%	0
2011	10.516917	10.602559	0.81%	449
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.687903	11.103228	3.89%	0
2019	10.091418	10.687903	5.91%	0
2018	10.306111	10.091418	-2.08%	0
2017*	10.000000	10.306111	3.06%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.425426	10.734969	2.97%	0
2019	9.986997	10.425426	4.39%	0
2018	10.026554	9.986997	-0.39%	0
2017*	10.000000	10.026554	0.27%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.125956	10.942272	8.06%	632
2019	9.698726	10.125956	4.41%	632
2018	10.355245	9.698726	-6.34%	632
2017	9.575824	10.355245	8.14%	0
2016	9.528971	9.575824	0.49%	0
2015	10.512612	9.528971	-9.36%	0
2014	10.733309	10.512612	-2.06%	0
2013	11.764156	10.733309	-8.76%	0
2012	11.448981	11.764156	2.75%	2,048
2011	10.813641	11.448981	5.88%	2,035
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.177215	9.220510	0.47%	1,107
2019	9.043234	9.177215	1.48%	1,107
2018	9.240159	9.043234	-2.13%	1,107
2017	9.344890	9.240159	-1.12%	66,368
2016	9.445895	9.344890	-1.07%	75,246
2015	9.653065	9.445895	-2.15%	74,267
2014	9.811954	9.653065	-1.62%	74,752
2013	10.071477	9.811954	-2.58%	84,661
2012	9.753646	10.071477	3.26%	53,373
2011*	10.000000	9.753646	-2.46%	55,715
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.646334	11.283064	5.98%	3,849
2019	10.071888	10.646334	5.70%	3,872
2018	10.381539	10.071888	-2.98%	3,099
2017	10.142135	10.381539	2.36%	644
2016	10.123980	10.142135	0.18%	666
2015	10.332938	10.123980	-2.02%	691
2014	10.158260	10.332938	1.72%	691
2013	10.620779	10.158260	-4.35%	0
2012	9.933340	10.620779	6.92%	1,153
2011*	10.000000	9.933340	-0.67%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	14.028118	13.969248	-0.42%	0
2019	12.570120	14.028118	11.60%	0
2018	13.406088	12.570120	-6.24%	0
2017	12.827467	13.406088	4.51%	0
2016	11.544339	12.827467	11.11%	0
2015	12.345057	11.544339	-6.49%	0
2014	12.679702	12.345057	-2.64%	0
2013	11.613775	12.679702	9.18%	0
2012	10.280450	11.613775	12.97%	0
2011	10.745398	10.280450	-4.33%	206
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	10.595893	14.025193	32.36%	0
2019	8.590957	10.595893	23.34%	0
2018	10.809031	8.590957	-20.52%	0
2017	8.329640	10.809031	29.77%	0
2016	8.475294	8.329640	-1.72%	0
2015	9.577751	8.475294	-11.51%	499
2014	9.964622	9.577751	-3.88%	0
2013	8.875539	9.964622	12.27%	0
2012	7.871397	8.875539	12.76%	0
2011	11.041450	7.871397	-28.71%	0
ProFunds - ProFund VP Banks - Q/NQ
2020	19.503970	16.147686	-17.21%	0
2019	14.640175	19.503970	33.22%	0
2018	18.263269	14.640175	-19.84%	0
2017	15.859598	18.263269	15.16%	700
2016	13.178924	15.859598	20.34%	649
2015	13.554818	13.178924	-2.77%	0
2014	12.576013	13.554818	7.78%	477
2013	9.650018	12.576013	30.32%	0
2012	7.408079	9.650018	30.26%	0
2011*	10.000000	7.408079	-25.92%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	10.063227	11.446686	13.75%	0
2019	8.754293	10.063227	14.95%	0
2018	10.889145	8.754293	-19.61%	0
2017	9.068484	10.889145	20.08%	0
2016	7.836996	9.068484	15.71%	0
2015	9.323830	7.836996	-15.95%	0
2014	9.389950	9.323830	-0.70%	0
2013	8.119316	9.389950	15.65%	0
2012	7.664759	8.119316	5.93%	0
2011*	10.000000	7.664759	-23.35%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2020	1.872179	1.359860	-27.36%	0
2019	2.488222	1.872179	-24.76%	0
2018	2.449144	2.488222	1.60%	0
2017	3.057212	2.449144	-19.89%	0
2016	3.600615	3.057212	-15.09%	0
2015	3.878220	3.600615	-7.16%	0
2014	4.631490	3.878220	-16.26%	1,178
2013	6.457584	4.631490	-28.28%	1,178
2012	7.929441	6.457584	-18.56%	148
2011	8.911602	7.929441	-11.02%	236
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	27.425669	30.899257	12.67%	0
2019	24.116932	27.425669	13.72%	0
2018	26.488314	24.116932	-8.95%	0
2017	22.134248	26.488314	19.67%	0
2016	26.816321	22.134248	-17.46%	0
2015	26.584334	26.816321	0.87%	0
2014	20.985431	26.584334	26.68%	141
2013	12.759912	20.985431	64.46%	0
2012	9.287045	12.759912	37.39%	0
2011*	10.000000	9.287045	-7.13%	0
ProFunds - ProFund VP Bull - Q/NQ
2020	21.580026	24.451665	13.31%	0
2019	17.146984	21.580026	25.85%	0
2018	18.712369	17.146984	-8.37%	0
2017	16.055744	18.712369	16.55%	0
2016	14.992677	16.055744	7.09%	0
2015	15.424164	14.992677	-2.80%	18,903
2014	14.170235	15.424164	8.85%	20,902
2013	11.183360	14.170235	26.71%	8,280
2012	10.056375	11.183360	11.21%	11,575
2011	10.297806	10.056375	-2.34%	3,637
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	17.044825	21.812949	27.97%	0
2019	13.791641	17.044825	23.59%	0
2018	16.579817	13.791641	-16.82%	0
2017	14.756106	16.579817	12.36%	0
2016	14.593151	14.756106	1.12%	0
2015	14.347027	14.593151	1.72%	361
2014	13.329067	14.347027	7.64%	1,340
2013	10.626319	13.329067	25.43%	0
2012	9.816594	10.626319	8.25%	0
2011*	10.000000	9.816594	-1.83%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	24.598792	30.829885	25.33%	0
2019	20.210930	24.598792	21.71%	0
2018	20.573511	20.210930	-1.76%	693
2017	17.798047	20.573511	15.59%	0
2016	17.493025	17.798047	1.74%	0
2015	17.111563	17.493025	2.23%	295
2014	15.581725	17.111563	9.82%	1,157
2013	11.408161	15.581725	36.58%	0
2012	9.568597	11.408161	19.23%	0
2011*	10.000000	9.568597	-4.31%	290
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	8.785338	10.871333	23.74%	526
2019	7.241752	8.785338	21.32%	526
2018	8.753702	7.241752	-17.27%	526
2017	6.726489	8.753702	30.14%	578
2016	6.204768	6.726489	8.41%	0
2015	7.689350	6.204768	-19.31%	1,307
2014	8.153357	7.689350	-5.69%	819
2013	8.922728	8.153357	-8.62%	0
2012	8.574630	8.922728	4.06%	0
2011	10.935449	8.574630	-21.59%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	11.666339	10.340236	-11.37%	0
2019	10.142881	11.666339	15.02%	0
2018	12.097772	10.142881	-16.16%	0
2017	10.348212	12.097772	16.91%	0
2016	9.829008	10.348212	5.28%	0
2015	11.294262	9.829008	-12.97%	900
2014	12.660982	11.294262	-10.79%	0
2013	10.659360	12.660982	18.78%	1,800
2012	9.362610	10.659360	13.85%	265
2011	10.522592	9.362610	-11.02%	0
ProFunds - ProFund VP Financials - Q/NQ
2020	19.795090	18.987689	-4.08%	0
2019	15.560987	19.795090	27.21%	0
2018	17.793415	15.560987	-12.55%	0
2017	15.416187	17.793415	15.42%	0
2016	13.689022	15.416187	12.62%	1,443
2015	14.231165	13.689022	-3.81%	2,617
2014	12.906460	14.231165	10.26%	0
2013	10.006924	12.906460	28.98%	0
2012	8.216268	10.006924	21.79%	0
2011*	10.000000	8.216268	-17.84%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2020	24.301225	27.156006	11.75%	0
2019	20.847622	24.301225	16.57%	0
2018	20.445306	20.847622	1.97%	347
2017	17.314133	20.445306	18.08%	0
2016	18.478674	17.314133	-6.30%	0
2015	18.018272	18.478674	2.56%	996
2014	14.916649	18.018272	20.79%	0
2013	10.929908	14.916649	36.48%	0
2012	9.534055	10.929908	14.64%	0
2011*	10.000000	9.534055	-4.66%	0
ProFunds - ProFund VP Industrials - Q/NQ
2020	19.155327	21.840281	14.02%	0
2019	15.032407	19.155327	27.43%	0
2018	17.649359	15.032407	-14.83%	0
2017	14.765572	17.649359	19.53%	1,419
2016	12.862924	14.765572	14.79%	686
2015	13.639015	12.862924	-5.69%	1,089
2014	13.229417	13.639015	3.10%	0
2013	9.803734	13.229417	34.94%	840
2012	8.670282	9.803734	13.07%	283
2011*	10.000000	8.670282	-13.30%	361
ProFunds - ProFund VP International - Q/NQ
2020	11.106074	11.376212	2.43%	0
2019	9.535748	11.106074	16.47%	0
2018	11.593697	9.535748	-17.75%	0
2017	9.747259	11.593697	18.94%	0
2016	10.074425	9.747259	-3.25%	0
2015	10.693640	10.074425	-5.79%	0
2014	11.917332	10.693640	-10.27%	0
2013	10.213193	11.917332	16.69%	0
2012	9.021992	10.213193	13.20%	239
2011	10.785430	9.021992	-16.35%	0
ProFunds - ProFund VP Internet - Q/NQ
2020	27.302064	40.210703	47.28%	0
2019	23.687400	27.302064	15.26%	0
2018	23.120052	23.687400	2.45%	300
2017	17.401258	23.120052	32.86%	0
2016	16.885215	17.401258	3.06%	0
2015	14.367327	16.885215	17.53%	542
2014	14.549930	14.367327	-1.26%	0
2013	9.821244	14.549930	48.15%	0
2012	8.398264	9.821244	16.94%	0
2011*	10.000000	8.398264	-16.02%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2020	14.631882	16.564707	13.21%	0
2019	12.486846	14.631882	17.18%	0
2018	14.473167	12.486846	-13.72%	0
2017	12.511772	14.473167	15.68%	0
2016	12.759341	12.511772	-1.94%	0
2015	12.349040	12.759341	3.32%	510
2014	12.251003	12.349040	0.80%	0
2013	8.463278	12.251003	44.75%	0
2012	7.049561	8.463278	20.05%	0
2011	8.861975	7.049561	-20.45%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	31.656907	45.000568	42.15%	446
2019	23.714718	31.656907	33.49%	446
2018	24.751547	23.714718	-4.19%	446
2017	19.440772	24.751547	27.32%	1,083
2016	18.913241	19.440772	2.79%	1,083
2015	18.024699	18.913241	4.93%	5,266
2014	15.775592	18.024699	14.26%	10,780
2013	12.031360	15.775592	31.12%	13,479
2012	10.600802	12.031360	13.49%	2,644
2011	10.699632	10.600802	-0.92%	864
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	8.235680	5.270394	-36.01%	0
2019	7.771975	8.235680	5.97%	0
2018	9.978094	7.771975	-22.11%	3,333
2017	10.552519	9.978094	-5.44%	5,142
2016	8.701408	10.552519	21.27%	11,545
2015	11.629061	8.701408	-25.18%	8,449
2014	13.361151	11.629061	-12.96%	0
2013	11.028021	13.361151	21.16%	0
2012	10.976061	11.028021	0.47%	1,562
2011	10.992742	10.976061	-0.15%	1,695
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	17.798399	19.554976	9.87%	0
2019	15.982694	17.798399	11.36%	0
2018	17.451421	15.982694	-8.42%	432
2017	16.193039	17.451421	7.77%	0
2016	17.224834	16.193039	-5.99%	0
2015	16.888973	17.224834	1.99%	101
2014	14.490054	16.888973	16.56%	1,103
2013	11.273204	14.490054	28.54%	0
2012	10.321522	11.273204	9.22%	0
2011*	10.000000	10.321522	3.22%	303

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	3.819024	4.628333	21.19%	0
2019	2.679052	3.819024	42.55%	4,435
2018	3.171037	2.679052	-15.51%	0
2017	3.084327	3.171037	2.81%	23,217
2016	2.026937	3.084327	52.17%	27,341
2015	3.091430	2.026937	-34.43%	27,670
2014	4.158411	3.091430	-25.66%	0
2013	6.862703	4.158411	-39.41%	0
2012	8.224749	6.862703	-16.56%	0
2011*	10.000000	8.224749	-17.75%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2020	15.294084	13.994764	-8.50%	0
2019	12.355830	15.294084	23.78%	0
2018	13.419447	12.355830	-7.93%	0
2017	12.717735	13.419447	5.52%	0
2016	12.317738	12.717735	3.25%	0
2015	12.573409	12.317738	-2.03%	3,153
2014	10.299257	12.573409	22.08%	749
2013	10.537426	10.299257	-2.26%	0
2012	9.209948	10.537426	14.41%	0
2011*	10.000000	9.209948	-7.90%	243
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.358585	1.688185	-28.42%	0
2019	2.924716	2.358585	-19.36%	0
2018	2.875819	2.924716	1.70%	0
2017	3.342830	2.875819	-13.97%	0
2016	3.609379	3.342830	-7.38%	1,689
2015	3.755860	3.609379	-3.90%	0
2014	5.515153	3.755860	-31.90%	0
2013	4.848882	5.515153	13.74%	0
2012	5.335998	4.848882	-9.13%	2,018
2011	8.743056	5.335998	-38.97%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	28.137003	39.799471	41.45%	0
2019	19.238136	28.137003	46.26%	0
2018	21.949851	19.238136	-12.35%	0
2017	16.580917	21.949851	32.38%	0
2016	13.294971	16.580917	24.72%	0
2015	14.018057	13.294971	-5.16%	0
2014	10.670696	14.018057	31.37%	239
2013	8.186765	10.670696	30.34%	0
2012	8.749112	8.186765	-6.43%	0
2011*	10.000000	8.749112	-12.51%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	3.732639	2.487333	-33.36%	0
2019	4.838192	3.732639	-22.85%	0
2018	4.401263	4.838192	9.93%	0
2017	6.246009	4.401263	-29.53%	0
2016	7.636126	6.246009	-18.20%	0
2015	7.012116	7.636126	8.90%	1,817
2014	7.397542	7.012116	-5.21%	0
2013	7.593047	7.397542	-2.57%	0
2012	8.942846	7.593047	-15.09%	0
2011	8.275235	8.942846	8.07%	518
ProFunds - ProFund VP Short International - Q/NQ
2020	3.095672	2.510669	-18.90%	0
2019	3.838865	3.095672	-19.36%	0
2018	3.404837	3.838865	12.75%	0
2017	4.393150	3.404837	-22.50%	0
2016	4.780504	4.393150	-8.10%	0
2015	5.087971	4.780504	-6.04%	0
2014	5.068514	5.087971	0.38%	0
2013	6.570968	5.068514	-22.87%	0
2012	8.428412	6.570968	-22.04%	0
2011	8.477823	8.428412	-0.58%	1,210
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.175020	0.656575	-44.12%	0
2019	1.672561	1.175020	-29.75%	0
2018	1.763963	1.672561	-5.18%	0
2017	2.416369	1.763963	-27.00%	0
2016	2.751130	2.416369	-12.17%	0
2015	3.239993	2.751130	-15.09%	0
2014	4.115731	3.239993	-21.28%	0
2013	5.970407	4.115731	-31.06%	0
2012	7.529851	5.970407	-20.71%	0
2011	8.612963	7.529851	-12.58%	0
ProFunds - ProFund VP Technology - Q/NQ
2020	27.400935	38.746273	41.40%	0
2019	19.327278	27.400935	41.77%	0
2018	20.260164	19.327278	-4.60%	0
2017	15.346487	20.260164	32.02%	0
2016	13.988170	15.346487	9.71%	885
2015	13.988720	13.988170	0.00%	368
2014	12.128202	13.988720	15.34%	0
2013	9.920677	12.128202	22.25%	0
2012	9.210559	9.920677	7.71%	0
2011*	10.000000	9.210559	-7.89%	301

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	12.085212	12.173017	0.73%	0
2019	10.783439	12.085212	12.07%	0
2018	13.009563	10.783439	-17.11%	0
2017	13.610805	13.009563	-4.42%	3,873
2016	11.456295	13.610805	18.81%	0
2015	11.556124	11.456295	-0.86%	0
2014	11.767681	11.556124	-1.80%	0
2013	10.753039	11.767681	9.44%	0
2012	9.451209	10.753039	13.77%	0
2011*	10.000000	9.451209	-5.49%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	15.547468	18.323250	17.85%	0
2019	13.467661	15.547468	15.44%	0
2018	14.584475	13.467661	-7.66%	0
2017	13.640417	14.584475	6.92%	0
2016	14.010884	13.640417	-2.64%	0
2015	15.205800	14.010884	-7.86%	0
2014	11.416812	15.205800	33.19%	0
2013	14.453916	11.416812	-21.01%	0
2012	14.660039	14.453916	-1.41%	0
2011	10.460411	14.660039	40.15%	646
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	98.921589	179.966250	81.93%	0
2019	56.383015	98.921589	75.45%	0
2018	63.903604	56.383015	-11.77%	0
2017	38.872812	63.903604	64.39%	177
2016	36.645764	38.872812	6.08%	0
2015	33.033811	36.645764	10.93%	0
2014	24.903243	33.033811	32.65%	0
2013	14.243363	24.903243	74.84%	2,797
2012	10.905676	14.243363	30.61%	0
2011	11.302604	10.905676	-3.51%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.139534	0.038883	-72.13%	0
2019	0.288680	0.139534	-51.66%	0
2018	0.334429	0.288680	-13.68%	0
2017	0.621965	0.334429	-46.23%	0
2016	0.798228	0.621965	-22.08%	0
2015	1.108529	0.798228	-27.99%	6,064
2014	1.767005	1.108529	-37.27%	0
2013	3.523018	1.767005	-49.84%	0
2012	5.570129	3.523018	-36.75%	0
2011	7.329378	5.570129	-24.00%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2020	19.107413	18.210488	-4.69%	0
2019	15.924451	19.107413	19.99%	49
2018	15.852603	15.924451	0.45%	967
2017	14.671971	15.852603	8.05%	3,695
2016	13.055660	14.671971	12.38%	4,351
2015	14.284457	13.055660	-8.60%	4,404
2014	11.620235	14.284457	22.93%	5,359
2013	10.501749	11.620235	10.65%	5,754
2012	10.739918	10.501749	-2.22%	12,709
2011*	10.000000	10.739918	7.40%	12,451
Rydex Variable Trust - Banking Fund - Q/NQ
2020	8.804906	7.870144	-10.62%	188
2019	7.022767	8.804906	25.38%	217
2018	8.901014	7.022767	-21.10%	254
2017	8.102992	8.901014	9.85%	295
2016	6.520409	8.102992	24.27%	361
2015	7.018509	6.520409	-7.10%	395
2014	6.949817	7.018509	0.99%	411
2013	5.509193	6.949817	26.15%	0
2012	4.542085	5.509193	21.29%	529
2011	5.980872	4.542085	-24.06%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	24.080491	28.159298	16.94%	0
2019	20.307433	24.080491	18.58%	0
2018	25.194785	20.307433	-19.40%	0
2017	21.245194	25.194785	18.59%	0
2016	16.624434	21.245194	27.79%	0
2015	20.585765	16.624434	-19.24%	0
2014	21.471282	20.585765	-4.12%	0
2013	21.716756	21.471282	-1.13%	0
2012	20.086590	21.716756	8.12%	0
2011	24.622054	20.086590	-18.42%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	41.245517	48.860563	18.46%	0
2019	33.879932	41.245517	21.74%	0
2018	38.319601	33.879932	-11.59%	0
2017	30.314442	38.319601	26.41%	73
2016	38.639380	30.314442	-21.55%	89
2015	36.478546	38.639380	5.92%	97
2014	28.151640	36.478546	29.58%	101
2013	18.695206	28.151640	50.58%	0
2012	14.079740	18.695206	32.78%	0
2011	13.037060	14.079740	8.00%	197

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	1.832794	1.382988	-24.54%	1,654
2019	1.628519	1.832794	12.54%	1,654
2018	1.965171	1.628519	-17.13%	1,654
2017	1.926965	1.965171	1.98%	0
2016	1.787293	1.926965	7.81%	0
2015	2.764983	1.787293	-35.36%	853
2014	4.291025	2.764983	-35.56%	853
2013	4.540099	4.291025	-5.49%	853
2012	4.716043	4.540099	-3.73%	4,913
2011	5.172999	4.716043	-8.83%	5,506
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	30.330898	31.861668	5.05%	245
2019	25.390875	30.330898	19.46%	255
2018	29.593276	25.390875	-14.20%	265
2017	27.170944	29.593276	8.92%	275
2016	26.393199	27.170944	2.95%	285
2015	25.444998	26.393199	3.73%	1,305
2014	23.135921	25.444998	9.98%	295
2013	18.473399	23.135921	25.24%	0
2012	17.349409	18.473399	6.48%	0
2011	15.616605	17.349409	11.10%	176
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	40.466028	40.198392	-0.66%	0
2019	28.100717	40.466028	44.00%	591
2018	33.556149	28.100717	-16.26%	591
2017	21.676149	33.556149	54.81%	591
2016	16.979596	21.676149	27.66%	742
2015	18.153937	16.979596	-6.47%	0
2014	15.916383	18.153937	14.06%	0
2013	10.017890	15.916383	58.88%	0
2012	8.757944	10.017890	14.39%	0
2011	8.221115	8.757944	6.53%	543
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	24.213155	36.877265	52.30%	0
2019	15.566992	24.213155	55.54%	0
2018	18.264667	15.566992	-14.77%	0
2017	14.270277	18.264667	27.99%	826
2016	11.752266	14.270277	21.43%	235
2015	11.787153	11.752266	-0.30%	258
2014	9.755110	11.787153	20.83%	268
2013	7.396898	9.755110	31.88%	0
2012	7.496615	7.396898	-1.33%	0
2011	9.192416	7.496615	-18.45%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2020	12.627624	8.116263	-35.73%	0
2019	12.106709	12.627624	4.30%	0
2018	16.641065	12.106709	-27.25%	0
2017	18.179347	16.641065	-8.46%	72
2016	14.170701	18.179347	28.29%	1,147
2015	20.798799	14.170701	-31.87%	96
2014	26.174938	20.798799	-20.54%	300
2013	21.709844	26.174938	20.57%	0
2012	21.711954	21.709844	-0.01%	0
2011	23.614574	21.711954	-8.06%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	5.175832	3.167032	-38.81%	0
2019	5.303702	5.175832	-2.41%	0
2018	9.995238	5.303702	-46.94%	0
2017	12.580748	9.995238	-20.55%	0
2016	10.460909	12.580748	20.26%	0
2015	15.685385	10.460909	-33.31%	0
2014	22.733554	15.685385	-31.00%	228
2013	18.791448	22.733554	20.98%	0
2012	19.167496	18.791448	-1.96%	400
2011	21.639015	19.167496	-11.42%	464
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	11.486549	11.243070	-2.12%	0
2019	9.159121	11.486549	25.41%	0
2018	11.577945	9.159121	-20.89%	0
2017	9.218885	11.577945	25.59%	0
2016	9.997902	9.218885	-7.79%	0
2015	11.031396	9.997902	-9.37%	0
2014	12.909584	11.031396	-14.55%	0
2013	10.670614	12.909584	20.98%	0
2012	8.982396	10.670614	18.79%	0
2011	10.839081	8.982396	-17.13%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	14.266100	13.915798	-2.46%	0
2019	11.406796	14.266100	25.07%	0
2018	13.318249	11.406796	-14.35%	0
2017	11.800021	13.318249	12.87%	0
2016	10.432138	11.800021	13.11%	0
2015	11.126777	10.432138	-6.24%	0
2014	10.121309	11.126777	9.93%	0
2013	8.125719	10.121309	24.56%	0
2012	6.783048	8.125719	19.79%	347
2011	8.164564	6.783048	-16.92%	1,257

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	16.272646	19.378602	19.09%	0
2019	14.271710	16.272646	14.02%	0
2018	15.439133	14.271710	-7.56%	0
2017	14.420910	15.439133	7.06%	0
2016	14.817206	14.420910	-2.67%	0
2015	15.988603	14.817206	-7.33%	786
2014	12.159023	15.988603	31.50%	430
2013	15.231869	12.159023	-20.17%	0
2012	15.144302	15.231869	0.58%	148
2011	10.960792	15.144302	38.17%	190
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	32.014424	37.101979	15.89%	1,034
2019	26.748539	32.014424	19.69%	1,054
2018	27.058452	26.748539	-1.15%	1,076
2017	22.552231	27.058452	19.98%	1,102
2016	25.573315	22.552231	-11.81%	1,133
2015	25.053883	25.573315	2.07%	1,155
2014	20.588006	25.053883	21.69%	907
2013	14.866687	20.588006	38.48%	593
2012	12.994776	14.866687	14.41%	0
2011	12.710965	12.994776	2.23%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	11.818626	11.486879	-2.81%	0
2019	10.631892	11.818626	11.16%	0
2018	10.984270	10.631892	-3.21%	0
2017	10.525174	10.984270	4.36%	0
2016	9.655892	10.525174	9.00%	0
2015	9.958959	9.655892	-3.04%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2020	41.540654	64.989928	56.45%	0
2019	33.906150	41.540654	22.52%	0
2018	35.875468	33.906150	-5.49%	0
2017	27.422889	35.875468	30.82%	0
2016	26.887236	27.422889	1.99%	376
2015	25.410284	26.887236	5.81%	495
2014	25.522521	25.410284	-0.44%	0
2013	17.282517	25.522521	47.68%	457
2012	14.832780	17.282517	16.52%	0
2011	17.245324	14.832780	-13.99%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.174061	0.092177	-47.04%	0
2019	0.278938	0.174061	-37.60%	0
2018	0.281645	0.278938	-0.96%	0
2017	0.472446	0.281645	-40.39%	0
2016	0.687672	0.472446	-31.30%	0
2015	0.765746	0.687672	-10.20%	5,683
2014	1.002363	0.765746	-23.61%	0
2013	1.829390	1.002363	-45.21%	0
2012	2.416127	1.829390	-24.28%	0
2011	3.392727	2.416127	-28.79%	1,509
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.003149	1.543523	-22.95%	0
2019	2.365831	2.003149	-15.33%	0
2018	2.334607	2.365831	1.34%	0
2017	2.623821	2.334607	-11.02%	0
2016	2.768215	2.623821	-5.22%	0
2015	2.869757	2.768215	-3.54%	0
2014	3.913889	2.869757	-26.68%	0
2013	3.477368	3.913889	12.55%	3,212
2012	3.796478	3.477368	-8.41%	0
2011	5.588954	3.796478	-32.07%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.010789	0.741331	-26.66%	0
2019	1.298929	1.010789	-22.18%	0
2018	1.199539	1.298929	8.29%	0
2017	1.420804	1.199539	-15.57%	0
2016	1.799125	1.420804	-21.03%	0
2015	1.863378	1.799125	-3.45%	0
2014	2.157635	1.863378	-13.64%	0
2013	3.050697	2.157635	-29.27%	0
2012	3.827005	3.050697	-20.29%	0
2011	4.229043	3.827005	-9.51%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.491988	0.297856	-39.46%	0
2019	0.699890	0.491988	-29.70%	0
2018	0.737223	0.699890	-5.06%	0
2017	1.001997	0.737223	-26.42%	0
2016	1.133525	1.001997	-11.60%	0
2015	1.332313	1.133525	-14.92%	0
2014	1.676785	1.332313	-20.54%	0
2013	2.420304	1.676785	-30.72%	0
2012	3.046832	2.420304	-20.56%	0
2011	3.469593	3.046832	-12.18%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	0.933433	0.630664	-32.44%	0
2019	1.204163	0.933433	-22.48%	0
2018	1.109747	1.204163	8.51%	0
2017	1.313557	1.109747	-15.52%	0
2016	1.687306	1.313557	-22.15%	0
2015	1.726162	1.687306	-2.25%	0
2014	1.939296	1.726162	-10.99%	0
2013	2.871955	1.939296	-32.47%	0
2012	3.593709	2.871955	-20.08%	0
2011	3.983244	3.593709	-9.78%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.036680	0.758973	-26.79%	0
2019	1.377178	1.036680	-24.72%	0
2018	1.356691	1.377178	1.51%	0
2017	1.680909	1.356691	-19.29%	0
2016	1.956127	1.680909	-14.07%	0
2015	2.096148	1.956127	-6.68%	0
2014	2.509322	2.096148	-16.47%	2,171
2013	3.497060	2.509322	-28.24%	2,171
2012	4.314010	3.497060	-18.94%	0
2011	4.856806	4.314010	-11.18%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	25.747497	35.316712	37.17%	0
2019	18.965208	25.747497	35.76%	0
2018	25.209813	18.965208	-24.77%	0
2017	17.175120	25.209813	46.78%	0
2016	16.155191	17.175120	6.31%	0
2015	14.771894	16.155191	9.36%	0
2014	17.883333	14.771894	-17.40%	0
2013	11.739442	17.883333	52.34%	0
2012	10.010174	11.739442	17.28%	0
2011	14.427165	10.010174	-30.62%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	31.010739	36.645131	18.17%	0
2019	24.564321	31.010739	26.24%	0
2018	29.064235	24.564321	-15.48%	0
2017	24.778329	29.064235	17.30%	0
2016	23.158014	24.778329	7.00%	0
2015	23.643570	23.158014	-2.05%	0
2014	22.526176	23.643570	4.96%	0
2013	16.198153	22.526176	39.07%	0
2012	13.673561	16.198153	18.46%	0
2011	13.666927	13.673561	0.05%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	45.786428	49.489470	8.09%	0
2019	34.449042	45.786428	32.91%	0
2018	43.774637	34.449042	-21.30%	0
2017	36.607897	43.774637	19.58%	0
2016	28.914942	36.607897	26.61%	0
2015	31.335071	28.914942	-7.72%	0
2014	28.667809	31.335071	9.30%	0
2013	19.540930	28.667809	46.71%	203
2012	16.096173	19.540930	21.40%	816
2011	17.837226	16.096173	-9.76%	176
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	141.960455	259.051186	82.48%	0
2019	80.538659	141.960455	76.26%	949
2018	90.955795	80.538659	-11.45%	949
2017	54.950886	90.955795	65.52%	949
2016	51.341955	54.950886	7.03%	0
2015	45.868251	51.341955	11.93%	0
2014	34.392302	45.868251	33.37%	316
2013	19.542530	34.392302	75.99%	0
2012	14.921674	19.542530	30.97%	0
2011	15.384016	14.921674	-3.01%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	46.126435	65.295336	41.56%	137
2019	34.513772	46.126435	33.65%	158
2018	36.000363	34.513772	-4.13%	186
2017	28.114304	36.000363	28.05%	0
2016	27.164184	28.114304	3.50%	456
2015	25.699884	27.164184	5.70%	2,154
2014	22.408702	25.699884	14.69%	0
2013	17.046245	22.408702	31.46%	494
2012	14.950088	17.046245	14.02%	0
2011	14.984058	14.950088	-0.23%	168
Rydex Variable Trust - Nova Fund - Q/NQ
2020	38.293798	44.884085	17.21%	0
2019	27.036990	38.293798	41.63%	0
2018	30.878873	27.036990	-12.44%	0
2017	23.993920	30.878873	28.69%	0
2016	21.231552	23.993920	13.01%	0
2015	21.899864	21.231552	-3.05%	0
2014	18.911672	21.899864	15.80%	61
2013	12.998409	18.911672	45.49%	7,201
2012	10.889438	12.998409	19.37%	0
2011	11.282717	10.889438	-3.49%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	10.055710	13.187878	31.15%	0
2019	6.765867	10.055710	48.62%	0
2018	8.309655	6.765867	-18.58%	0
2017	7.946161	8.309655	4.57%	0
2016	4.915900	7.946161	61.64%	680
2015	7.230440	4.915900	-32.01%	260
2014	8.958831	7.230440	-19.29%	260
2013	17.022748	8.958831	-47.37%	260
2012	18.178369	17.022748	-6.36%	717
2011	24.544639	18.178369	-25.94%	631
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	21.827984	20.074712	-8.03%	0
2019	17.963947	21.827984	21.51%	0
2018	19.854210	17.963947	-9.52%	0
2017	19.062089	19.854210	4.16%	0
2016	17.720436	19.062089	7.57%	286
2015	18.616895	17.720436	-4.82%	611
2014	15.754848	18.616895	18.17%	611
2013	15.521804	15.754848	1.50%	611
2012	13.432093	15.521804	15.56%	611
2011	13.450040	13.432093	-0.13%	324
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	27.875660	39.109007	40.30%	0
2019	22.933268	27.875660	21.55%	0
2018	24.272509	22.933268	-5.52%	294
2017	22.030304	24.272509	10.18%	0
2016	22.491402	22.030304	-2.05%	0
2015	23.342552	22.491402	-3.65%	0
2014	22.000028	23.342552	6.10%	0
2013	16.590215	22.000028	32.61%	0
2012	14.550090	16.590215	14.02%	0
2011	14.149756	14.550090	2.83%	369
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	36.355414	42.616082	17.22%	0
2019	27.503350	36.355414	32.19%	0
2018	35.022960	27.503350	-21.47%	0
2017	29.882440	35.022960	17.20%	0
2016	23.463106	29.882440	27.36%	543
2015	26.426540	23.463106	-11.21%	543
2014	25.949926	26.426540	1.84%	543
2013	16.759234	25.949926	54.84%	543
2012	14.056534	16.759234	19.23%	940
2011	16.391773	14.056534	-14.25%	309

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	50.106602	57.784626	15.32%	0
2019	31.573469	50.106602	58.70%	0
2018	38.227092	31.573469	-17.41%	0
2017	27.279649	38.227092	40.13%	0
2016	23.200429	27.279649	17.58%	0
2015	24.159707	23.200429	-3.97%	265
2014	19.847688	24.159707	21.73%	0
2013	12.047058	19.847688	64.75%	0
2012	9.535307	12.047058	26.34%	0
2011	10.165822	9.535307	-6.20%	302
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	24.574574	30.554525	24.33%	229
2019	19.878292	24.574574	23.63%	264
2018	21.574944	19.878292	-7.86%	310
2017	17.759894	21.574944	21.48%	0
2016	17.729217	17.759894	0.17%	0
2015	17.961849	17.729217	-1.30%	0
2014	16.361943	17.961849	9.78%	3,230
2013	11.856520	16.361943	38.00%	0
2012	10.716185	11.856520	10.64%	0
2011	11.094285	10.716185	-3.41%	258
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	21.107760	18.434439	-12.67%	0
2019	17.535091	21.107760	20.37%	0
2018	20.718628	17.535091	-15.37%	0
2017	18.310985	20.718628	13.15%	519
2016	15.971678	18.310985	14.65%	1,830
2015	18.049095	15.971678	-11.51%	0
2014	16.660237	18.049095	8.34%	8,193
2013	11.744785	16.660237	41.85%	13,593
2012	9.840642	11.744785	19.35%	7,712
2011	10.406803	9.840642	-5.44%	6,862
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	22.872048	29.139134	27.40%	0
2019	20.294834	22.872048	12.70%	0
2018	24.405127	20.294834	-16.84%	0
2017	21.042570	24.405127	15.98%	0
2016	20.981236	21.042570	0.29%	0
2015	21.206344	20.981236	-1.06%	311
2014	22.059334	21.206344	-3.87%	0
2013	16.851775	22.059334	30.90%	1,308
2012	14.870908	16.851775	13.32%	0
2011	15.328916	14.870908	-2.99%	176

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	20.217359	21.206398	4.89%	0
2019	16.906804	20.217359	19.58%	0
2018	21.372315	16.906804	-20.89%	0
2017	19.342017	21.372315	10.50%	0
2016	15.366930	19.342017	25.87%	1,086
2015	17.855417	15.366930	-13.94%	0
2014	17.133193	17.855417	4.22%	0
2013	12.919518	17.133193	32.61%	0
2012	11.309863	12.919518	14.23%	0
2011	12.473546	11.309863	-9.33%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	22.887486	25.871440	13.04%	0
2019	20.820356	22.887486	9.93%	0
2018	23.441037	20.820356	-11.18%	0
2017	20.677882	23.441037	13.36%	458
2016	17.839601	20.677882	15.91%	0
2015	18.337391	17.839601	-2.71%	355
2014	18.778853	18.337391	-2.35%	0
2013	13.609089	18.778853	37.99%	0
2012	12.600665	13.609089	8.00%	0
2011	12.465096	12.600665	1.09%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	15.759472	14.470333	-8.18%	0
2019	13.373336	15.759472	17.84%	0
2018	17.246208	13.373336	-22.46%	0
2017	17.709254	17.246208	-2.61%	0
2016	13.765149	17.709254	28.65%	0
2015	16.304778	13.765149	-15.58%	0
2014	16.480884	16.304778	-1.07%	0
2013	11.816450	16.480884	39.47%	0
2012	10.052712	11.816450	17.54%	248
2011	11.367784	10.052712	-11.57%	220
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	6.211658	5.214294	-16.06%	0
2019	6.080651	6.211658	2.15%	0
2018	5.569395	6.080651	9.18%	0
2017	6.925368	5.569395	-19.58%	0
2016	6.627515	6.925368	4.49%	0
2015	5.987563	6.627515	10.69%	0
2014	4.987828	5.987563	20.04%	0
2013	5.264161	4.987828	-5.25%	0
2012	5.752554	5.264161	-8.49%	0
2011	6.152758	5.752554	-6.50%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2020	33.060908	48.184432	45.74%	0
2019	24.226990	33.060908	36.46%	0
2018	25.189743	24.226990	-3.82%	0
2017	19.447914	25.189743	29.52%	0
2016	17.929319	19.447914	8.47%	545
2015	18.158680	17.929319	-1.26%	0
2014	16.865991	18.158680	7.66%	0
2013	12.756620	16.865991	32.21%	0
2012	11.666272	12.756620	9.35%	0
2011	13.156930	11.666272	-11.33%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	13.350983	14.275136	6.92%	0
2019	12.076722	13.350983	10.55%	0
2018	13.060668	12.076722	-7.53%	0
2017	12.634585	13.060668	3.37%	0
2016	11.019859	12.634585	14.65%	0
2015	12.099181	11.019859	-8.92%	0
2014	12.074592	12.099181	0.20%	0
2013	10.526729	12.074592	14.70%	0
2012	10.281067	10.526729	2.39%	0
2011	12.299508	10.281067	-16.41%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	26.102109	35.844437	37.32%	0
2019	21.866384	26.102109	19.37%	0
2018	28.012590	21.866384	-21.94%	0
2017	23.508221	28.012590	19.16%	0
2016	20.855061	23.508221	12.72%	435
2015	24.858955	20.855061	-16.11%	0
2014	20.730347	24.858955	19.92%	0
2013	14.092438	20.730347	47.10%	623
2012	12.274059	14.092438	14.81%	245
2011	14.141381	12.274059	-13.20%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	27.569578	25.539894	-7.36%	303
2019	23.722398	27.569578	16.22%	315
2018	23.410895	23.722398	1.33%	327
2017	21.593776	23.410895	8.42%	340
2016	19.006436	21.593776	13.61%	352
2015	21.010655	19.006436	-9.54%	1,767
2014	17.507932	21.010655	20.01%	365
2013	15.779078	17.507932	10.96%	0
2012	15.981182	15.779078	-1.26%	0
2011	14.072618	15.981182	13.56%	199

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	4.745438	5.083085	7.12%	0
2019	5.107195	4.745438	-7.08%	0
2018	5.919378	5.107195	-13.72%	0
2017	5.080231	5.919378	16.52%	0
2016	5.698580	5.080231	-10.85%	0
2015	7.016574	5.698580	-18.78%	0
2014	9.202123	7.016574	-23.75%	0
2013	9.696576	9.202123	-5.10%	0
2012	9.853483	9.696576	-1.59%	0
2011	10.476052	9.853483	-5.94%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	10.446113	10.953323	4.86%	0
2019	10.076191	10.446113	3.67%	0
2018	9.636302	10.076191	4.56%	0
2017	9.620864	9.636302	0.16%	0
2016	9.616867	9.620864	0.04%	0
2015	9.938292	9.616867	-3.23%	0
2014	10.039485	9.938292	-1.01%	0
2013*	10.000000	10.039485	0.39%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.403932	5.122341	16.31%	0
2019	4.031418	4.403932	9.24%	151
2018	5.757027	4.031418	-29.97%	151
2017	5.996997	5.757027	-4.00%	0
2016	4.273098	5.996997	40.34%	1,761
2015	6.575435	4.273098	-35.01%	0
2014	8.324128	6.575435	-21.01%	7,788
2013	7.712078	8.324128	7.94%	8,820
2012	7.639480	7.712078	0.95%	12,996
2011*	10.000000	7.639480	-23.61%	9,392
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	11.833564	16.019753	35.38%	68
2019	8.734019	11.833564	35.49%	0
2018	10.723248	8.734019	-18.55%	0
2017*	10.000000	10.723248	7.23%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.717610	10.303474	-3.86%	0
2019*	10.000000	10.717610	7.18%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	14.184122	15.124566	6.63%	0
2019	12.294880	14.184122	15.37%	0
2018	13.461860	12.294880	-8.67%	0
2017	11.928355	13.461860	12.86%	0
2016	11.700926	11.928355	1.94%	0
2015	11.835523	11.700926	-1.14%	0
2014	11.321637	11.835523	4.54%	0
2013	9.976508	11.321637	13.48%	0
2012	9.016397	9.976508	10.65%	0
2011*	10.000000	9.016397	-9.84%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.664797	8.643792	-0.24%	0
2019	7.601575	8.664797	13.99%	0
2018*	10.000000	7.601575	-23.98%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.469420	6.188782	-26.93%	0
2019	7.206590	8.469420	17.52%	0
2018	9.112449	7.206590	-20.91%	0
2017	9.414944	9.112449	-3.21%	0
2016	6.850853	9.414944	37.43%	0
2015	11.308183	6.850853	-39.42%	0
2014	10.353132	11.308183	9.22%	0
2013*	10.000000	10.353132	3.53%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	14.769024	15.747826	6.63%	0
2019	10.821067	14.769024	36.48%	0
2018	12.677464	10.821067	-14.64%	0
2017	10.393919	12.677464	21.97%	0
2016	9.862547	10.393919	5.39%	0
2015	10.239955	9.862547	-3.69%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	9.860440	10.543362	6.93%	0
2019	9.277012	9.860440	6.29%	0
2018	9.782154	9.277012	-5.16%	0
2017	9.667075	9.782154	1.19%	0
2016	9.487866	9.667075	1.89%	0
2015	9.967229	9.487866	-4.81%	0
2014	9.886106	9.967229	0.82%	0
2013	11.067736	9.886106	-10.68%	0
2012	10.560557	11.067736	4.80%	0
2011*	10.000000	10.560557	5.61%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	13.149242	14.349166	9.13%	0
2019	10.869377	13.149242	20.98%	0
2018	11.959562	10.869377	-9.12%	0
2017	10.169372	11.959562	17.60%	0
2016	9.180774	10.169372	10.77%	0
2015*	10.000000	9.180774	-8.19%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	12.770618	12.585831	-1.45%	0
2019	10.300027	12.770618	23.99%	0
2018	11.617931	10.300027	-11.34%	0
2017	10.945312	11.617931	6.15%	1,029
2016	9.307484	10.945312	17.60%	610
2015*	10.000000	9.307484	-6.93%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	10.899270	11.075348	1.62%	0
2019	9.494461	10.899270	14.80%	793
2018	10.489667	9.494461	-9.49%	821
2017	9.540098	10.489667	9.95%	856
2016	9.417595	9.540098	1.30%	0
2015	9.825329	9.417595	-4.15%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	15.035113	18.987106	26.29%	0
2019	11.737454	15.035113	28.10%	0
2018	13.485129	11.737454	-12.96%	0
2017	10.997609	13.485129	22.62%	0
2016	11.062868	10.997609	-0.59%	0
2015	11.337178	11.062868	-2.42%	0
2014	11.401327	11.337178	-0.56%	0
2013*	10.000000	11.401327	14.01%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.194115	10.799459	5.94%	0
2019	9.569456	10.194115	6.53%	0
2018	9.877332	9.569456	-3.12%	0
2017	9.805176	9.877332	0.74%	0
2016*	10.000000	9.805176	-1.95%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	11.810497	13.181364	11.61%	0
2019	9.982335	11.810497	18.31%	0
2018	10.788186	9.982335	-7.47%	0
2017	9.634247	10.788186	11.98%	0
2016	9.297719	9.634247	3.62%	0
2015	9.921843	9.297719	-6.29%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.128422	14.281620	1.08%	0
2019	11.357021	14.128422	24.40%	0
2018	12.570177	11.357021	-9.65%	0
2017	11.055254	12.570177	13.70%	0
2016*	10.000000	11.055254	10.55%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	13.313737	15.685277	17.81%	0
2019	11.584243	13.313737	14.93%	0
2018	12.844203	11.584243	-9.81%	0
2017	11.572679	12.844203	10.99%	0
2016	11.421847	11.572679	1.32%	0
2015	11.821097	11.421847	-3.38%	0
2014	11.882211	11.821097	-0.51%	0
2013	10.640425	11.882211	11.67%	4,300
2012	9.914525	10.640425	7.32%	0
2011	10.541558	9.914525	-5.95%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.496923	13.153912	5.26%	0
2019	10.683094	12.496923	16.98%	0
2018	12.984064	10.683094	-17.72%	0
2017	11.563201	12.984064	12.29%	0
2016	10.283435	11.563201	12.44%	0
2015	10.808300	10.283435	-4.86%	0
2014*	10.000000	10.808300	8.08%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.794799	11.200207	3.76%	0
2019	9.491887	10.794799	13.73%	0
2018	10.131751	9.491887	-6.32%	0
2017*	10.000000	10.131751	1.32%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	4.829631	4.643932	-3.84%	0
2019	4.638098	4.829631	4.13%	0
2018	5.380021	4.638098	-13.79%	0
2017	5.429628	5.380021	-0.91%	0
2016	4.965852	5.429628	9.34%	0
2015	6.792980	4.965852	-26.90%	0
2014	8.386880	6.792980	-19.00%	0
2013	9.576811	8.386880	-12.43%	0
2012	10.022891	9.576811	-4.45%	0
2011	11.756175	10.022891	-14.74%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.403999	10.357310	-0.45%	0
2019	9.955140	10.403999	4.51%	0
2018	10.210060	9.955140	-2.50%	0
2017	10.112316	10.210060	0.97%	0
2016	9.509582	10.112316	6.34%	0
2015*	10.000000	9.509582	-4.90%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.318716	13.180917	27.74%	0
2019	8.183386	10.318716	26.09%	0
2018*	10.000000	8.183386	-18.17%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	13.225281	14.784167	11.79%	0
2019	11.482227	13.225281	15.18%	0
2018	12.466133	11.482227	-7.89%	0
2017	11.228604	12.466133	11.02%	0
2016	11.186303	11.228604	0.38%	0
2015	11.468305	11.186303	-2.46%	0
2014	11.133686	11.468305	3.01%	0
2013	9.890304	11.133686	12.57%	0
2012	9.029306	9.890304	9.54%	0
2011*	10.000000	9.029306	-9.71%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.261727	15.807600	19.20%	0
2019	10.947707	13.261727	21.14%	0
2018	11.739837	10.947707	-6.75%	0
2017	10.358252	11.739837	13.34%	0
2016*	10.000000	10.358252	3.58%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	12.881450	13.381999	3.89%	0
2019	10.383488	12.881450	24.06%	0
2018	11.633545	10.383488	-10.75%	0
2017	10.580316	11.633545	9.95%	0
2016	9.208896	10.580316	14.89%	567
2015*	10.000000	9.208896	-7.91%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.271397	14.986636	5.01%	0
2019	11.275601	14.271397	26.57%	0
2018	12.724198	11.275601	-11.38%	0
2017	11.179076	12.724198	13.82%	0
2016*	10.000000	11.179076	11.79%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	16.725403	23.433495	40.11%	0
2019	12.790756	16.725403	30.76%	0
2018	13.164034	12.790756	-2.84%	0
2017	10.003678	13.164034	31.59%	921
2016	10.192940	10.003678	-1.86%	986
2015*	10.000000	10.192940	1.93%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	11.081430	11.077553	-0.03%	0
2019	9.892769	11.081430	12.02%	0
2018	10.518913	9.892769	-5.95%	0
2017	10.079951	10.518913	4.35%	0
2016	9.045426	10.079951	11.44%	0
2015*	10.000000	9.045426	-9.55%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.390460	11.070411	6.54%	0
2019	9.730821	10.390460	6.78%	0
2018	10.050548	9.730821	-3.18%	0
2017	9.901721	10.050548	1.50%	0
2016*	10.000000	9.901721	-0.98%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.090772	10.089364	-9.03%	0
2019	9.242405	11.090772	20.00%	0
2018	10.124603	9.242405	-8.71%	0
2017*	10.000000	10.124603	1.25%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	10.705947	11.197146	4.59%	0
2019	9.912897	10.705947	8.00%	0
2018	10.453093	9.912897	-5.17%	0
2017	9.958021	10.453093	4.97%	0
2016	9.444937	9.958021	5.43%	0
2015	9.868271	9.444937	-4.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.464520	16.865867	9.06%	0
2019	13.219458	15.464520	16.98%	0
2018	14.993105	13.219458	-11.83%	0
2017	13.717497	14.993105	9.30%	0
2016	12.417197	13.717497	10.47%	0
2015	13.565472	12.417197	-8.46%	0
2014	13.514191	13.565472	0.38%	0
2013	11.187089	13.514191	20.80%	0
2012	9.938900	11.187089	12.56%	0
2011	10.342294	9.938900	-3.90%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	12.226449	12.015763	-1.72%	0
2019	10.793714	12.226449	13.27%	1,831
2018	11.558113	10.793714	-6.61%	1,897
2017	10.797066	11.558113	7.05%	1,976
2016	9.701325	10.797066	11.29%	4,149
2015	10.694359	9.701325	-9.29%	2,727
2014	10.473890	10.694359	2.10%	2,727
2013*	10.000000	10.473890	4.74%	2,727
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	13.430908	12.523400	-6.76%	0
2019	11.064812	13.430908	21.38%	368
2018	12.771191	11.064812	-13.36%	381
2017	12.048373	12.771191	6.00%	397
2016	11.003991	12.048373	9.49%	0
2015	11.701783	11.003991	-5.96%	0
2014	11.342082	11.701783	3.17%	0
2013*	10.000000	11.342082	13.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.244404	8.545993	-7.55%	0
2019	9.284825	9.244404	-0.44%	0
2018	9.333581	9.284825	-0.52%	0
2017	9.381788	9.333581	-0.51%	0
2016	9.337460	9.381788	0.47%	0
2015*	10.000000	9.337460	-6.63%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	10.961807	11.138826	1.61%	0
2019	10.033664	10.961807	9.25%	0
2018	10.747823	10.033664	-6.64%	0
2017	9.734913	10.747823	10.40%	0
2016	9.558987	9.734913	1.84%	0
2015	10.399032	9.558987	-8.08%	0
2014	10.250330	10.399032	1.45%	0
2013*	10.000000	10.250330	2.50%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.254419	9.066866	-2.03%	0
2019	9.309409	9.254419	-0.59%	0
2018	9.410871	9.309409	-1.08%	0
2017	9.522081	9.410871	-1.17%	0
2016	9.662748	9.522081	-1.46%	0
2015	9.956621	9.662748	-2.95%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.915323	10.327623	4.16%	0
2019	9.335544	9.915323	6.21%	0
2018*	10.000000	9.335544	-6.64%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	5.766966	5.774759	0.14%	0
2019	5.463911	5.766966	5.55%	0
2018	6.154678	5.463911	-11.22%	0
2017	5.800401	6.154678	6.11%	0
2016	6.972108	5.800401	-16.81%	0
2015	7.255859	6.972108	-3.91%	0
2014	6.632760	7.255859	9.39%	0
2013	6.624359	6.632760	0.13%	0
2012	7.644232	6.624359	-13.34%	0
2011	8.571275	7.644232	-10.82%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	14.750589	15.106165	2.41%	0
2019	14.320244	14.750589	3.01%	0
2018	16.854782	14.320244	-15.04%	0
2017	15.034859	16.854782	12.10%	0
2016	15.303282	15.034859	-1.75%	0
2015	15.484465	15.303282	-1.17%	0
2014	15.433886	15.484465	0.33%	183
2013	13.462961	15.433886	14.64%	183
2012	13.209508	13.462961	1.92%	2,154
2011	14.484207	13.209508	-8.80%	183
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	7.792466	8.167340	4.81%	0
2019	7.602934	7.792466	2.49%	0
2018	8.207443	7.602934	-7.37%	0
2017	8.110661	8.207443	1.19%	0
2016	8.349942	8.110661	-2.87%	0
2015	8.399964	8.349942	-0.60%	0
2014	8.223340	8.399964	2.15%	0
2013	8.288520	8.223340	-0.79%	0
2012	8.308002	8.288520	-0.23%	0
2011	8.233398	8.308002	0.91%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	10.779989	10.522013	-2.39%	0
2019	10.264568	10.779989	5.02%	0
2018	10.603665	10.264568	-3.20%	0
2017	10.500116	10.603665	0.99%	1,714
2016	9.909064	10.500116	5.96%	1,714
2015	10.079311	9.909064	-1.69%	1,922
2014	10.086984	10.079311	-0.08%	2,147
2013*	10.000000	10.086984	0.87%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	11.456245	12.298356	7.35%	0
2019	10.217316	11.456245	12.13%	0
2018	11.223254	10.217316	-8.96%	0
2017	10.469120	11.223254	7.20%	4,159
2016	9.618205	10.469120	8.85%	4,159
2015	10.308391	9.618205	-6.70%	4,665
2014	9.991354	10.308391	3.17%	5,212
2013*	10.000000	9.991354	-0.09%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	16.076202	19.979769	24.28%	0
2019	12.530185	16.076202	28.30%	639
2018	14.825935	12.530185	-15.48%	662
2017	11.142359	14.825935	33.06%	690
2016	11.433572	11.142359	-2.55%	0
2015	11.299776	11.433572	1.18%	0
2014	11.344416	11.299776	-0.39%	0
2013*	10.000000	11.344416	13.44%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	13.278073	14.757922	11.15%	0
2019	11.171576	13.278073	18.86%	0
2018	12.106366	11.171576	-7.72%	0
2017	10.486865	12.106366	15.44%	0
2016	11.027246	10.486865	-4.90%	0
2015	12.327421	11.027246	-10.55%	0
2014	13.332658	12.327421	-7.54%	0
2013	10.916766	13.332658	22.13%	0
2012	9.385942	10.916766	16.31%	0
2011	10.363102	9.385942	-9.43%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.562945	9.214336	-3.65%	0
2019	8.293494	9.562945	15.31%	0
2018	10.435184	8.293494	-20.52%	0
2017	8.363601	10.435184	24.77%	632
2016	7.094380	8.363601	17.89%	859
2015	9.092653	7.094380	-21.98%	0
2014	9.769345	9.092653	-6.93%	0
2013*	10.000000	9.769345	-2.31%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	10.865536	11.359804	4.55%	0
2019	9.764322	10.865536	11.28%	0
2018	10.440523	9.764322	-6.48%	0
2017	9.865169	10.440523	5.83%	0
2016	8.761490	9.865169	12.60%	0
2015	9.557970	8.761490	-8.33%	0
2014	9.943110	9.557970	-3.87%	0
2013*	10.000000	9.943110	-0.57%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.257419	10.754789	4.85%	0
2019	9.694347	10.257419	5.81%	0
2018	10.037092	9.694347	-3.41%	0
2017	9.900668	10.037092	1.38%	0
2016*	10.000000	9.900668	-0.99%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.383233	17.708548	32.32%	0
2019	11.236609	13.383233	19.10%	0
2018	11.820595	11.236609	-4.94%	0
2017	10.851198	11.820595	8.93%	0
2016*	10.000000	10.851198	8.51%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	11.897649	12.307199	3.44%	0
2019	10.664940	11.897649	11.56%	0
2018	11.480024	10.664940	-7.10%	0
2017	10.635656	11.480024	7.94%	0
2016	10.281465	10.635656	3.44%	0
2015	10.803397	10.281465	-4.83%	0
2014	10.618055	10.803397	1.75%	0
2013	10.022920	10.618055	5.94%	0
2012	9.399217	10.022920	6.64%	0
2011*	10.000000	9.399217	-6.01%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	11.857025	12.212768	3.00%	0
2019	10.640792	11.857025	11.43%	0
2018	11.730319	10.640792	-9.29%	0
2017	10.966719	11.730319	6.96%	0
2016	10.160547	10.966719	7.93%	0
2015	10.534261	10.160547	-3.55%	0
2014	10.490115	10.534261	0.42%	0
2013	11.779613	10.490115	-10.95%	0
2012	10.239514	11.779613	15.04%	0
2011*	10.000000	10.239514	2.40%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.240557	11.775161	-3.80%	0
2019	9.808217	12.240557	24.80%	0
2018	10.911675	9.808217	-10.11%	0
2017	9.933148	10.911675	9.85%	1,930
2016	8.851794	9.933148	12.22%	1,669
2015	10.531993	8.851794	-15.95%	1,872
2014*	10.000000	10.531993	5.32%	2,086

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	12.440672	10.338674	-16.90%	0
2019	10.797112	12.440672	15.22%	0
2018	12.052548	10.797112	-10.42%	0
2017	11.255432	12.052548	7.08%	1,522
2016	11.182163	11.255432	0.66%	1,522
2015	11.622002	11.182163	-3.78%	1,708
2014	10.459010	11.622002	11.12%	1,909
2013	10.441218	10.459010	0.17%	0
2012	8.233121	10.441218	26.82%	0
2011*	10.000000	8.233121	-17.67%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	12.254271	13.257513	8.19%	0
2019	10.663618	12.254271	14.92%	0
2018	11.705616	10.663618	-8.90%	0
2017	10.341521	11.705616	13.19%	0
2016	10.043351	10.341521	2.97%	0
2015	11.009257	10.043351	-8.77%	0
2014	11.059241	11.009257	-0.45%	0
2013	9.789030	11.059241	12.98%	0
2012	8.821991	9.789030	10.96%	0
2011*	10.000000	8.821991	-11.78%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	14.936115	21.977169	47.14%	0
2019	11.520289	14.936115	29.65%	0
2018	14.166961	11.520289	-18.68%	0
2017	11.561762	14.166961	22.53%	408
2016	12.145508	11.561762	-4.81%	826
2015	12.526227	12.145508	-3.04%	0
2014	13.010212	12.526227	-3.72%	0
2013	11.009511	13.010212	18.17%	0
2012	9.765239	11.009511	12.74%	0
2011	11.070358	9.765239	-11.79%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	16.700335	18.255098	9.31%	0
2019	14.166721	16.700335	17.88%	609
2018	15.277795	14.166721	-7.27%	632
2017	13.517482	15.277795	13.02%	658
2016	12.705479	13.517482	6.39%	0
2015	12.891059	12.705479	-1.44%	0
2014	12.580251	12.891059	2.47%	0
2013	10.455049	12.580251	20.33%	0
2012	9.257723	10.455049	12.93%	0
2011*	10.000000	9.257723	-7.42%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.210847	10.370386	1.56%	0
2019	9.583255	10.210847	6.55%	0
2018	10.056052	9.583255	-4.70%	0
2017	9.689162	10.056052	3.79%	0
2016	9.136709	9.689162	6.05%	0
2015	9.640038	9.136709	-5.22%	0
2014	9.507830	9.640038	1.39%	0
2013*	10.000000	9.507830	-4.92%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	16.772165	18.064589	7.71%	0
2019	13.289749	16.772165	26.20%	0
2018	13.618875	13.289749	-2.42%	0
2017	11.576737	13.618875	17.64%	0
2016	10.647878	11.576737	8.72%	0
2015	10.808615	10.647878	-1.49%	0
2014*	10.000000	10.808615	8.09%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.602738	12.971674	11.80%	0
2019	10.342332	11.602738	12.19%	0
2018	11.578999	10.342332	-10.68%	0
2017	10.016431	11.578999	15.60%	0
2016*	10.000000	10.016431	0.16%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.791434	19.545344	9.86%	0
2019	14.705400	17.791434	20.99%	0
2018	16.883403	14.705400	-12.90%	0
2017	14.438596	16.883403	16.93%	0
2016	13.650926	14.438596	5.77%	0
2015	14.236352	13.650926	-4.11%	0
2014	13.958734	14.236352	1.99%	0
2013	11.045973	13.958734	26.37%	0
2012	9.744197	11.045973	13.36%	0
2011	10.663563	9.744197	-8.62%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.025466	15.013976	7.05%	0
2019	12.369082	14.025466	13.39%	0
2018	13.517643	12.369082	-8.50%	0
2017	12.359549	13.517643	9.37%	0
2016	11.933675	12.359549	3.57%	0
2015	12.358074	11.933675	-3.43%	0
2014	12.140244	12.358074	1.79%	0
2013	10.848605	12.140244	11.91%	0
2012	10.008917	10.848605	8.39%	0
2011	10.394321	10.008917	-3.71%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.934763	17.335739	8.79%	0
2019	13.578254	15.934763	17.36%	0
2018	15.150368	13.578254	-10.38%	0
2017	13.403293	15.150368	13.03%	0
2016	12.795128	13.403293	4.75%	0
2015	13.286346	12.795128	-3.70%	0
2014	13.002293	13.286346	2.18%	0
2013	10.987546	13.002293	18.34%	0
2012	9.906793	10.987546	10.91%	0
2011	10.512360	9.906793	-5.76%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.547825	12.126485	5.01%	0
2019	10.690971	11.547825	8.01%	0
2018	11.248376	10.690971	-4.96%	0
2017	10.835232	11.248376	3.81%	0
2016	10.611427	10.835232	2.11%	0
2015	10.952760	10.611427	-3.12%	0
2014	10.859752	10.952760	0.86%	0
2013	10.603730	10.859752	2.41%	0
2012	10.107208	10.603730	4.91%	0
2011	10.211064	10.107208	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.137731	11.418498	2.52%	0
2019	10.023104	11.137731	11.12%	0
2018	11.045571	10.023104	-9.26%	0
2017	9.860381	11.045571	12.02%	0
2016	9.570369	9.860381	3.03%	0
2015	10.245696	9.570369	-6.59%	0
2014	10.265632	10.245696	-0.19%	0
2013*	10.000000	10.265632	2.66%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.520537	12.071565	4.78%	0
2019	10.227246	11.520537	12.65%	0
2018	11.277912	10.227246	-9.32%	0
2017	9.809215	11.277912	14.97%	0
2016	9.461936	9.809215	3.67%	0
2015	10.191679	9.461936	-7.16%	0
2014	10.337546	10.191679	-1.41%	0
2013*	10.000000	10.337546	3.38%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.995121	16.199732	8.03%	0
2019	13.004244	14.995121	15.31%	0
2018	14.342272	13.004244	-9.33%	0
2017	12.892856	14.342272	11.24%	0
2016	12.375020	12.892856	4.18%	628
2015	12.815954	12.375020	-3.44%	628
2014	12.557228	12.815954	2.06%	347
2013	10.921409	12.557228	14.98%	347
2012	9.958696	10.921409	9.67%	0
2011	10.446750	9.958696	-4.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.698376	18.295762	9.57%	0
2019	13.997210	16.698376	19.30%	0
2018	15.849716	13.997210	-11.69%	0
2017	13.753151	15.849716	15.24%	0
2016	13.096213	13.753151	5.02%	0
2015	13.623699	13.096213	-3.87%	0
2014	13.349742	13.623699	2.05%	0
2013	11.005993	13.349742	21.30%	0
2012	9.841742	11.005993	11.83%	0
2011	10.577426	9.841742	-6.96%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.234223	14.086251	6.44%	0
2019	11.863017	13.234223	11.56%	0
2018	12.764405	11.863017	-7.06%	0
2017	11.900889	12.764405	7.26%	0
2016	11.502798	11.900889	3.46%	0
2015	11.912572	11.502798	-3.44%	0
2014	11.726795	11.912572	1.58%	0
2013	10.801218	11.726795	8.57%	0
2012	10.057308	10.801218	7.40%	0
2011	10.332009	10.057308	-2.66%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.163764	10.633763	4.62%	0
2019	9.606992	10.163764	5.80%	0
2018	9.880526	9.606992	-2.77%	0
2017	9.816439	9.880526	0.65%	0
2016	9.834717	9.816439	-0.19%	0
2015	10.062302	9.834717	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.723227	17.23%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	10.632279	11.315243	6.42%	0
2019	9.940080	10.632279	6.96%	0
2018	10.336100	9.940080	-3.83%	0
2017	10.205125	10.336100	1.28%	345
2016	10.117849	10.205125	0.86%	299
2015	10.420563	10.117849	-2.90%	0
2014	10.179865	10.420563	2.36%	0
2013	10.648379	10.179865	-4.40%	0
2012	10.185848	10.648379	4.54%	0
2011*	10.000000	10.185848	1.86%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.422937	10.553480	1.25%	0
2019	10.019360	10.422937	4.03%	0
2018*	10.000000	10.019360	0.19%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	11.033773	12.200963	10.58%	0
2019	9.195181	11.033773	20.00%	0
2018	11.410021	9.195181	-19.41%	0
2017	8.260966	11.410021	38.12%	0
2016	7.857171	8.260966	5.14%	0
2015	9.583506	7.857171	-18.01%	0
2014*	10.000000	9.583506	-4.16%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.429802	11.826519	3.47%	0
2019	10.206326	11.429802	11.99%	0
2018	10.782072	10.206326	-5.34%	0
2017	10.347282	10.782072	4.20%	0
2016	9.286370	10.347282	11.42%	0
2015	9.769501	9.286370	-4.95%	0
2014*	10.000000	9.769501	-2.30%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	9.748984	10.093814	3.54%	0
2019	9.399331	9.748984	3.72%	0
2018	9.636373	9.399331	-2.46%	0
2017	9.671102	9.636373	-0.36%	0
2016	9.835311	9.671102	-1.67%	0
2015	10.088148	9.835311	-2.51%	0
2014*	10.000000	10.088148	0.88%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	8.060528	7.881461	-2.22%	0
2019	8.134470	8.060528	-0.91%	0
2018	8.241869	8.134470	-1.30%	0
2017	8.425773	8.241869	-2.18%	0
2016	8.632215	8.425773	-2.39%	0
2015	8.844481	8.632215	-2.40%	0
2014	9.061967	8.844481	-2.40%	774
2013	9.284805	9.061967	-2.40%	5,955
2012	9.513748	9.284805	-2.41%	442
2011	9.747033	9.513748	-2.39%	32,961
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.273501	11.831916	4.95%	0
2019	9.485717	11.273501	18.85%	0
2018	11.277773	9.485717	-15.89%	0
2017	9.251822	11.277773	21.90%	0
2016	9.392019	9.251822	-1.49%	0
2015	9.716248	9.392019	-3.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.170624	14.502051	10.11%	0
2019	10.906188	13.170624	20.76%	0
2018	12.261728	10.906188	-11.06%	0
2017	10.607409	12.261728	15.60%	0
2016	9.927574	10.607409	6.85%	0
2015	10.274271	9.927574	-3.37%	0
2014*	10.000000	10.274271	2.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	11.666453	12.457528	6.78%	0
2019	10.363422	11.666453	12.57%	0
2018	11.160969	10.363422	-7.15%	0
2017	10.289322	11.160969	8.47%	0
2016	9.916612	10.289322	3.76%	0
2015	10.178161	9.916612	-2.57%	0
2014*	10.000000	10.178161	1.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	12.534520	13.655162	8.94%	0
2019	10.707562	12.534520	17.06%	0
2018	11.731502	10.707562	-8.73%	0
2017	10.468817	11.731502	12.06%	0
2016	9.955055	10.468817	5.16%	0
2015	10.254413	9.955055	-2.92%	0
2014*	10.000000	10.254413	2.54%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	10.611318	11.052143	4.15%	0
2019	9.925985	10.611318	6.90%	0
2018	10.358225	9.925985	-4.17%	0
2017	10.041584	10.358225	3.15%	0
2016	9.867109	10.041584	1.77%	0
2015	10.083050	9.867109	-2.14%	0
2014*	10.000000	10.083050	0.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.284656	11.516094	2.05%	0
2019	10.232118	11.284656	10.29%	0
2018	11.110200	10.232118	-7.90%	0
2017	9.982010	11.110200	11.30%	0
2016	9.674564	9.982010	3.18%	0
2015	10.244545	9.674564	-5.56%	0
2014	10.244872	10.244545	0.00%	0
2013*	10.000000	10.244872	2.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.793004	12.238340	3.78%	0
2019	10.484290	11.793004	12.48%	0
2018	11.435970	10.484290	-8.32%	0
2017	10.017118	11.435970	14.16%	0
2016	9.595755	10.017118	4.39%	0
2015	10.236624	9.595755	-6.26%	0
2014	10.309621	10.236624	-0.71%	0
2013*	10.000000	10.309621	3.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.147428	13.082378	7.70%	0
2019	10.570375	12.147428	14.92%	0
2018	11.484103	10.570375	-7.96%	0
2017	10.418824	11.484103	10.22%	0
2016	9.962664	10.418824	4.58%	0
2015	10.241942	9.962664	-2.73%	0
2014*	10.000000	10.241942	2.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	12.816344	14.050962	9.63%	0
2019	10.778669	12.816344	18.90%	0
2018	11.970179	10.778669	-9.95%	0
2017	10.510591	11.970179	13.89%	0
2016	9.926393	10.510591	5.89%	0
2015	10.245276	9.926393	-3.11%	0
2014*	10.000000	10.245276	2.45%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.359286	12.034886	5.95%	0
2019	10.255781	11.359286	10.76%	0
2018	10.916821	10.255781	-6.06%	0
2017	10.241138	10.916821	6.60%	0
2016	9.926171	10.241138	3.17%	0
2015	10.173371	9.926171	-2.43%	0
2014*	10.000000	10.173371	1.73%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.395429	10.868834	4.55%	0
2019*	10.000000	10.395429	3.95%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.694015	12.082361	12.98%	0
2019*	10.000000	10.694015	6.94%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	24.587847	31.177258	26.80%	0
2019	19.346199	24.587847	27.09%	0
2018	20.511990	19.346199	-5.68%	0
2017	16.180203	20.511990	26.77%	0
2016	16.253498	16.180203	-0.45%	0
2015	16.147824	16.253498	0.65%	0
2014	15.020551	16.147824	7.50%	0
2013	11.449498	15.020551	31.19%	0
2012	10.101304	11.449498	13.35%	0
2011	10.694897	10.101304	-5.55%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.278479	18.831607	15.68%	0
2019	12.144714	16.278479	34.04%	0
2018	12.639843	12.144714	-3.92%	0
2017	10.191056	12.639843	24.03%	0
2016*	10.000000	10.191056	1.91%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.763796	17.64%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	13.534482	14.942114	10.40%	0
2019	11.036290	13.534482	22.64%	0
2018	12.762191	11.036290	-13.52%	0
2017	11.293090	12.762191	13.01%	0
2016	9.618431	11.293090	17.41%	0
2015	10.111215	9.618431	-4.87%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.706464	20.942896	-3.52%	0
2019	17.957898	21.706464	20.87%	0
2018	21.189787	17.957898	-15.25%	0
2017	19.070146	21.189787	11.11%	278
2016	16.614564	19.070146	14.78%	0
2015	17.529003	16.614564	-5.22%	0
2014	15.347784	17.529003	14.21%	0
2013	11.589951	15.347784	32.42%	0
2012	10.207170	11.589951	13.55%	0
2011	10.706206	10.207170	-4.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	16.527359	22.726591	37.51%	0
2019	12.477628	16.527359	32.46%	0
2018	13.889153	12.477628	-10.16%	0
2017	11.390482	13.889153	21.94%	369
2016	10.774945	11.390482	5.71%	0
2015	10.957093	10.774945	-1.66%	0
2014*	10.000000	10.957093	9.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	12.047686	12.364407	2.63%	0
2019	10.372980	12.047686	16.14%	0
2018	12.799604	10.372980	-18.96%	0
2017	12.023677	12.799604	6.45%	401
2016	9.781772	12.023677	22.92%	588
2015	10.664646	9.781772	-8.28%	0
2014*	10.000000	10.664646	6.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	13.792846	16.516333	19.75%	0
2019	11.247262	13.792846	22.63%	0
2018	13.192296	11.247262	-14.74%	0
2017	11.909425	13.192296	10.77%	0
2016	9.933376	11.909425	19.89%	0
2015	10.346877	9.933376	-4.00%	0
2014*	10.000000	10.346877	3.47%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.423436	17.070531	10.68%	0
2019	12.337489	15.423436	25.01%	0
2018	13.309131	12.337489	-7.30%	0
2017	10.929259	13.309131	21.78%	0
2016*	10.000000	10.929259	9.29%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	13.813115	12.713320	-7.96%	0
2019	10.849540	13.813115	27.32%	0
2018	11.588046	10.849540	-6.37%	0
2017	11.184994	11.588046	3.60%	0
2016	10.691804	11.184994	4.61%	0
2015	11.612043	10.691804	-7.92%	0
2014	9.251019	11.612043	25.52%	0
2013*	10.000000	9.251019	-7.49%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	15.358754	17.717409	15.36%	0
2019	11.998156	15.358754	28.01%	0
2018	12.890242	11.998156	-6.92%	0
2017	10.866628	12.890242	18.62%	0
2016	9.970047	10.866628	8.99%	0
2015	10.097770	9.970047	-1.26%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.226088	9.259676	0.36%	0
2019	9.081753	9.226088	1.59%	0
2018	9.230611	9.081753	-1.61%	0
2017	9.309938	9.230611	-0.85%	0
2016	9.306347	9.309938	0.04%	0
2015	9.567835	9.306347	-2.73%	0
2014	9.754921	9.567835	-1.92%	0
2013	9.984274	9.754921	-2.30%	0
2012	9.882221	9.984274	1.03%	0
2011*	10.000000	9.882221	-1.18%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.133309	15.294454	16.46%	0
2019	10.768413	13.133309	21.96%	0
2018	12.446730	10.768413	-13.48%	0
2017	11.168116	12.446730	11.45%	0
2016	9.466236	11.168116	17.98%	0
2015	10.196858	9.466236	-7.17%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	24.188454	37.891030	56.65%	0
2019	18.111330	24.188454	33.55%	0
2018	19.966665	18.111330	-9.29%	0
2017	16.041132	19.966665	24.47%	255
2016	15.496101	16.041132	3.52%	317
2015	15.932288	15.496101	-2.74%	0
2014	15.738689	15.932288	1.23%	0
2013	11.634047	15.738689	35.28%	0
2012	10.398053	11.634047	11.89%	0
2011	11.149529	10.398053	-6.74%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	9.600355	10.143765	5.66%	0
2019	8.534154	9.600355	12.49%	0
2018	9.381539	8.534154	-9.03%	0
2017	9.009589	9.381539	4.13%	0
2016	9.290428	9.009589	-3.02%	0
2015	10.026266	9.290428	-7.34%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	10.221187	10.494711	2.68%	0
2019	9.114815	10.221187	12.14%	0
2018	10.222506	9.114815	-10.84%	0
2017	9.490847	10.222506	7.71%	0
2016	8.903123	9.490847	6.60%	0
2015	9.845981	8.903123	-9.58%	0
2014	10.118071	9.845981	-2.69%	0
2013*	10.000000	10.118071	1.18%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	9.162968	9.159633	-0.04%	0
2019	9.118875	9.162968	0.48%	0
2018	9.949195	9.118875	-8.35%	0
2017	9.908929	9.949195	0.41%	0
2016	8.968682	9.908929	10.48%	0
2015	9.493962	8.968682	-5.53%	0
2014	9.592921	9.493962	-1.03%	0
2013*	10.000000	9.592921	-4.07%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.050713	11.638429	5.32%	0
2019	10.132507	11.050713	9.06%	0
2018	10.981236	10.132507	-7.73%	0
2017	9.922909	10.981236	10.67%	0
2016	9.004185	9.922909	10.20%	0
2015	10.159107	9.004185	-11.37%	0
2014	10.361804	10.159107	-1.96%	0
2013	10.605015	10.361804	-2.29%	0
2012	9.464900	10.605015	12.05%	0
2011*	10.000000	9.464900	-5.35%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.489197	5.423256	-1.20%	0
2019	5.050840	5.489197	8.68%	0
2018	6.032563	5.050840	-16.27%	0
2017	6.056525	6.032563	-0.40%	0
2016	5.401709	6.056525	12.12%	0
2015	7.445455	5.401709	-27.45%	0
2014	9.374201	7.445455	-20.58%	0
2013	11.262019	9.374201	-16.76%	3,127
2012	10.977139	11.262019	2.60%	2,285
2011	12.164122	10.977139	-9.76%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.065275	10.284989	2.18%	0
2019	9.837317	10.065275	2.32%	0
2018	9.988029	9.837317	-1.51%	0
2017	9.754429	9.988029	2.39%	0
2016	9.551129	9.754429	2.13%	0
2015	9.964137	9.551129	-4.14%	0
2014	9.917256	9.964137	0.47%	0
2013*	10.000000	9.917256	-0.83%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	13.200870	13.731793	4.02%	0
2019	11.796934	13.200870	11.90%	0
2018	12.701525	11.796934	-7.12%	0
2017	11.853676	12.701525	7.15%	0
2016	10.726980	11.853676	10.50%	0
2015	11.257006	10.726980	-4.71%	0
2014	11.374059	11.257006	-1.03%	0
2013	12.536518	11.374059	-9.27%	0
2012	10.907666	12.536518	14.93%	1,058
2011	10.521688	10.907666	3.67%	0
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.220807	10.973547	7.36%	0
2019	9.877574	10.220807	3.47%	0
2018	10.575526	9.877574	-6.60%	0
2017	9.984109	10.575526	5.92%	0
2016	9.840968	9.984109	1.45%	0
2015	10.517738	9.840968	-6.43%	0
2014	10.548669	10.517738	-0.29%	0
2013	11.820656	10.548669	-10.76%	0
2012	11.334271	11.820656	4.29%	0
2011	10.806504	11.334271	4.88%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	14.230557	14.668636	3.08%	0
2019	12.721570	14.230557	11.86%	0
2018	13.405005	12.721570	-5.10%	0
2017	12.893713	13.405005	3.97%	0
2016	11.757389	12.893713	9.66%	0
2015	12.263458	11.757389	-4.13%	0
2014	12.171544	12.263458	0.76%	0
2013	11.806191	12.171544	3.09%	0
2012	10.593548	11.806191	11.45%	0
2011	10.513348	10.593548	0.76%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.673297	11.082380	3.83%	0
2019	10.082800	10.673297	5.86%	0
2018	10.302612	10.082800	-2.13%	0
2017*	10.000000	10.302612	3.03%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.411184	10.714821	2.92%	0
2019	9.978463	10.411184	4.34%	0
2018	10.023148	9.978463	-0.45%	0
2017*	10.000000	10.023148	0.23%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.075939	10.882650	8.01%	0
2019	9.655756	10.075939	4.35%	0
2018	10.314675	9.655756	-6.39%	0
2017	9.543178	10.314675	8.08%	0
2016	9.501336	9.543178	0.44%	0
2015	10.487496	9.501336	-9.40%	0
2014	10.713143	10.487496	-2.11%	0
2013	11.748077	10.713143	-8.81%	0
2012	11.439204	11.748077	2.70%	0
2011	10.809926	11.439204	5.82%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.136540	9.174940	0.42%	0
2019	9.007765	9.136540	1.43%	0
2018	9.208666	9.007765	-2.18%	0
2017	9.317798	9.208666	-1.17%	0
2016	9.423315	9.317798	-1.12%	0
2015	9.634915	9.423315	-2.20%	0
2014	9.798517	9.634915	-1.67%	0
2013	10.062833	9.798517	-2.63%	6,932
2012	9.750283	10.062833	3.21%	10,349
2011*	10.000000	9.750283	-2.50%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.599202	11.227346	5.93%	0
2019	10.032432	10.599202	5.65%	0
2018	10.346196	10.032432	-3.03%	0
2017	10.112762	10.346196	2.31%	0
2016	10.099812	10.112762	0.13%	0
2015	10.313549	10.099812	-2.07%	0
2014	10.144395	10.313549	1.67%	0
2013	10.611719	10.144395	-4.40%	0
2012	9.929965	10.611719	6.87%	0
2011*	10.000000	9.929965	-0.70%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	13.958845	13.893147	-0.47%	0
2019	12.514459	13.958845	11.54%	0
2018	13.353609	12.514459	-6.28%	0
2017	12.783769	13.353609	4.46%	0
2016	11.510879	12.783769	11.06%	0
2015	12.315585	11.510879	-6.53%	0
2014	12.655903	12.315585	-2.69%	0
2013	11.597899	12.655903	9.12%	0
2012	10.271664	11.597899	12.91%	0
2011	10.741702	10.271664	-4.38%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	10.543540	13.948776	32.30%	0
2019	8.552908	10.543540	23.27%	0
2018	10.766701	8.552908	-20.56%	0
2017	8.301264	10.766701	29.70%	0
2016	8.450728	8.301264	-1.77%	0
2015	9.554893	8.450728	-11.56%	0
2014	9.945934	9.554893	-3.93%	0
2013	8.863425	9.945934	12.21%	0
2012	7.864694	8.863425	12.70%	0
2011	11.037697	7.864694	-28.75%	0
ProFunds - ProFund VP Banks - Q/NQ
2020	19.417600	16.067934	-17.25%	0
2019	14.582805	19.417600	33.15%	0
2018	18.201083	14.582805	-19.88%	0
2017	15.813667	18.201083	15.10%	0
2016	13.147477	15.813667	20.28%	0
2015	13.529395	13.147477	-2.82%	0
2014	12.558858	13.529395	7.73%	0
2013	9.641789	12.558858	30.25%	0
2012	7.405558	9.641789	30.20%	0
2011*	10.000000	7.405558	-25.94%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	10.018665	11.390164	13.69%	0
2019	8.719988	10.018665	14.89%	0
2018	10.852068	8.719988	-19.65%	0
2017	9.042226	10.852068	20.02%	0
2016	7.818294	9.042226	15.65%	0
2015	9.306343	7.818294	-15.99%	0
2014	9.377141	9.306343	-0.76%	0
2013	8.112390	9.377141	15.59%	0
2012	7.662152	8.112390	5.88%	0
2011*	10.000000	7.662152	-23.38%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2020	1.862931	1.352452	-27.40%	0
2019	2.477192	1.862931	-24.80%	0
2018	2.439540	2.477192	1.54%	0
2017	3.046784	2.439540	-19.93%	0
2016	3.590173	3.046784	-15.14%	0
2015	3.868966	3.590173	-7.21%	0
2014	4.622800	3.868966	-16.31%	0
2013	6.448782	4.622800	-28.32%	0
2012	7.922710	6.448782	-18.60%	0
2011	8.908577	7.922710	-11.07%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	27.304222	30.746682	12.61%	0
2019	24.022448	27.304222	13.66%	0
2018	26.398143	24.022448	-9.00%	0
2017	22.070169	26.398143	19.61%	0
2016	26.752354	22.070169	-17.50%	0
2015	26.534508	26.752354	0.82%	0
2014	20.956822	26.534508	26.62%	0
2013	12.749037	20.956822	64.38%	0
2012	9.283892	12.749037	37.32%	0
2011*	10.000000	9.283892	-7.16%	0
ProFunds - ProFund VP Bull - Q/NQ
2020	21.473490	24.318499	13.25%	0
2019	17.071068	21.473490	25.79%	0
2018	18.639129	17.071068	-8.41%	0
2017	16.001064	18.639129	16.49%	0
2016	14.949253	16.001064	7.04%	0
2015	15.387367	14.949253	-2.85%	0
2014	14.143660	15.387367	8.79%	0
2013	11.168098	14.143660	26.64%	0
2012	10.047810	11.168098	11.15%	0
2011	10.294298	10.047810	-2.39%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	16.969350	21.705244	27.91%	0
2019	13.737600	16.969350	23.52%	0
2018	16.523369	13.737600	-16.86%	0
2017	14.713381	16.523369	12.30%	0
2016	14.558333	14.713381	1.07%	0
2015	14.320124	14.558333	1.66%	0
2014	13.310883	14.320124	7.58%	0
2013	10.617254	13.310883	25.37%	0
2012	9.813252	10.617254	8.19%	1,279
2011*	10.000000	9.813252	-1.87%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	24.489893	30.677691	25.27%	0
2019	20.131759	24.489893	21.65%	0
2018	20.503480	20.131759	-1.81%	0
2017	17.746514	20.503480	15.54%	0
2016	17.451272	17.746514	1.69%	0
2015	17.079456	17.451272	2.18%	0
2014	15.560457	17.079456	9.76%	0
2013	11.398426	15.560457	36.51%	0
2012	9.565352	11.398426	19.16%	1,203
2011*	10.000000	9.565352	-4.35%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	8.741926	10.812080	23.68%	0
2019	7.209663	8.741926	21.25%	0
2018	8.719412	7.209663	-17.31%	0
2017	6.703551	8.719412	30.07%	0
2016	6.186757	6.703551	8.35%	0
2015	7.670975	6.186757	-19.35%	0
2014	8.138043	7.670975	-5.74%	0
2013	8.910534	8.138043	-8.67%	0
2012	8.567319	8.910534	4.01%	0
2011	10.931727	8.567319	-21.63%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	11.608732	10.283910	-11.41%	0
2019	10.097974	11.608732	14.96%	0
2018	12.050422	10.097974	-16.20%	0
2017	10.312971	12.050422	16.85%	0
2016	9.800532	10.312971	5.23%	0
2015	11.267309	9.800532	-13.02%	0
2014	12.637249	11.267309	-10.84%	0
2013	10.644826	12.637249	18.72%	0
2012	9.354644	10.644826	13.79%	0
2011	10.519020	9.354644	-11.07%	0
ProFunds - ProFund VP Financials - Q/NQ
2020	19.707403	18.893896	-4.13%	0
2019	15.499990	19.707403	27.14%	0
2018	17.732806	15.499990	-12.59%	0
2017	15.371513	17.732806	15.36%	167
2016	13.656321	15.371513	12.56%	0
2015	14.204446	13.656321	-3.86%	0
2014	12.888832	14.204446	10.21%	0
2013	9.998374	12.888832	28.91%	0
2012	8.213464	9.998374	21.73%	0
2011*	10.000000	8.213464	-17.87%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2020	24.193643	27.021948	11.69%	0
2019	20.765962	24.193643	16.51%	0
2018	20.375716	20.765962	1.92%	0
2017	17.264017	20.375716	18.02%	0
2016	18.434608	17.264017	-6.35%	0
2015	17.984520	18.434608	2.50%	0
2014	14.896323	17.984520	20.73%	0
2013	10.920596	14.896323	36.41%	0
2012	9.530812	10.920596	14.58%	0
2011*	10.000000	9.530812	-4.69%	0
ProFunds - ProFund VP Industrials - Q/NQ
2020	19.070475	21.732398	13.96%	0
2019	14.973492	19.070475	27.36%	0
2018	17.589259	14.973492	-14.87%	0
2017	14.722812	17.589259	19.47%	0
2016	12.832226	14.722812	14.73%	0
2015	13.613436	12.832226	-5.74%	0
2014	13.211368	13.613436	3.04%	0
2013	9.795368	13.211368	34.87%	0
2012	8.667326	9.795368	13.01%	0
2011*	10.000000	8.667326	-13.33%	0
ProFunds - ProFund VP International - Q/NQ
2020	11.051229	11.314239	2.38%	0
2019	9.493519	11.051229	16.41%	0
2018	11.548314	9.493519	-17.79%	0
2017	9.714070	11.548314	18.88%	0
2016	10.045254	9.714070	-3.30%	0
2015	10.668144	10.045254	-5.84%	0
2014	11.895007	10.668144	-10.31%	0
2013	10.199272	11.895007	16.63%	0
2012	9.014314	10.199272	13.15%	0
2011	10.781765	9.014314	-16.39%	0
ProFunds - ProFund VP Internet - Q/NQ
2020	27.181095	40.012040	47.21%	0
2019	23.594540	27.181095	15.20%	0
2018	23.041296	23.594540	2.40%	0
2017	17.350835	23.041296	32.80%	0
2016	16.844898	17.350835	3.00%	0
2015	14.340369	16.844898	17.46%	0
2014	14.530077	14.340369	-1.31%	0
2013	9.812864	14.530077	48.07%	0
2012	8.395403	9.812864	16.88%	0
2011*	10.000000	8.395403	-16.05%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2020	14.559621	16.474463	13.15%	0
2019	12.431547	14.559621	17.12%	0
2018	14.416497	12.431547	-13.77%	0
2017	12.469152	14.416497	15.62%	0
2016	12.722369	12.469152	-1.99%	0
2015	12.319565	12.722369	3.27%	0
2014	12.228019	12.319565	0.75%	0
2013	8.451733	12.228019	44.68%	0
2012	7.043557	8.451733	19.99%	0
2011	8.858963	7.043557	-20.49%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	31.500598	44.755481	42.08%	0
2019	23.609701	31.500598	33.42%	0
2018	24.654652	23.609701	-4.24%	0
2017	19.374552	24.654652	27.25%	0
2016	18.858446	19.374552	2.74%	0
2015	17.981683	18.858446	4.88%	0
2014	15.746008	17.981683	14.20%	0
2013	12.014955	15.746008	31.05%	809
2012	10.591778	12.014955	13.44%	0
2011	10.695995	10.591778	-0.97%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	8.194990	5.241657	-36.04%	0
2019	7.737530	8.194990	5.91%	0
2018	9.938996	7.737530	-22.15%	0
2017	10.516539	9.938996	-5.49%	0
2016	8.676185	10.516539	21.21%	0
2015	11.601305	8.676185	-25.21%	0
2014	13.336099	11.601305	-13.01%	0
2013	11.012987	13.336099	21.09%	0
2012	10.966726	11.012987	0.42%	0
2011	10.989017	10.966726	-0.20%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	17.719590	19.458413	9.81%	0
2019	15.920076	17.719590	11.30%	0
2018	17.392015	15.920076	-8.46%	0
2017	16.146156	17.392015	7.72%	0
2016	17.183737	16.146156	-6.04%	0
2015	16.857310	17.183737	1.94%	0
2014	14.470295	16.857310	16.50%	0
2013	11.263596	14.470295	28.47%	0
2012	10.318017	11.263596	9.16%	0
2011*	10.000000	10.318017	3.18%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	3.802093	4.605469	21.13%	0
2019	2.668539	3.802093	42.48%	0
2018	3.160224	2.668539	-15.56%	0
2017	3.075391	3.160224	2.76%	0
2016	2.022095	3.075391	52.09%	0
2015	3.085627	2.022095	-34.47%	0
2014	4.152730	3.085627	-25.70%	0
2013	6.856850	4.152730	-39.44%	0
2012	8.221953	6.856850	-16.60%	0
2011*	10.000000	8.221953	-17.78%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2020	15.226400	13.925698	-8.54%	0
2019	12.307451	15.226400	23.72%	0
2018	13.373791	12.307451	-7.97%	0
2017	12.680931	13.373791	5.46%	0
2016	12.288354	12.680931	3.19%	250
2015	12.549839	12.288354	-2.08%	0
2014	10.285215	12.549839	22.02%	0
2013	10.528453	10.285215	-2.31%	0
2012	9.206819	10.528453	14.35%	0
2011*	10.000000	9.206819	-7.93%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.346920	1.678974	-28.46%	0
2019	2.911735	2.346920	-19.40%	0
2018	2.864533	2.911735	1.65%	0
2017	3.331412	2.864533	-14.01%	0
2016	3.598896	3.331412	-7.43%	0
2015	3.746881	3.598896	-3.95%	0
2014	5.504794	3.746881	-31.93%	0
2013	4.842252	5.504794	13.68%	0
2012	5.331441	4.842252	-9.18%	0
2011	8.740078	5.331441	-39.00%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	28.012362	39.602894	41.38%	0
2019	19.162721	28.012362	46.18%	0
2018	21.875076	19.162721	-12.40%	0
2017	16.532864	21.875076	32.31%	0
2016	13.263209	16.532864	24.65%	0
2015	13.991737	13.263209	-5.21%	0
2014	10.656107	13.991737	31.30%	0
2013	8.179766	10.656107	30.27%	0
2012	8.746133	8.179766	-6.48%	0
2011*	10.000000	8.746133	-12.54%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	3.714213	2.473791	-33.40%	0
2019	4.816774	3.714213	-22.89%	0
2018	4.384029	4.816774	9.87%	0
2017	6.224730	4.384029	-29.57%	0
2016	7.614008	6.224730	-18.25%	0
2015	6.995388	7.614008	8.84%	0
2014	7.383678	6.995388	-5.26%	0
2013	7.582698	7.383678	-2.62%	0
2012	8.935252	7.582698	-15.14%	0
2011	8.272424	8.935252	8.01%	0
ProFunds - ProFund VP Short International - Q/NQ
2020	3.080382	2.496986	-18.94%	0
2019	3.821870	3.080382	-19.40%	0
2018	3.391503	3.821870	12.69%	0
2017	4.378193	3.391503	-22.54%	0
2016	4.766663	4.378193	-8.15%	0
2015	5.075840	4.766663	-6.09%	0
2014	5.059005	5.075840	0.33%	0
2013	6.562009	5.059005	-22.90%	0
2012	8.421251	6.562009	-22.08%	0
2011	8.474940	8.421251	-0.63%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.169213	0.652994	-44.15%	0
2019	1.665142	1.169213	-29.78%	0
2018	1.757042	1.665142	-5.23%	0
2017	2.408125	1.757042	-27.04%	0
2016	2.743156	2.408125	-12.21%	0
2015	3.232263	2.743156	-15.13%	0
2014	4.108017	3.232263	-21.32%	0
2013	5.962271	4.108017	-31.10%	0
2012	7.523457	5.962271	-20.75%	0
2011	8.610037	7.523457	-12.62%	0
ProFunds - ProFund VP Technology - Q/NQ
2020	27.279567	38.554912	41.33%	0
2019	19.251521	27.279567	41.70%	0
2018	20.191145	19.251521	-4.65%	0
2017	15.302022	20.191145	31.95%	0
2016	13.954756	15.302022	9.65%	0
2015	13.962463	13.954756	-0.06%	0
2014	12.111642	13.962463	15.28%	0
2013	9.912205	12.111642	22.19%	0
2012	9.207426	9.912205	7.65%	0
2011*	10.000000	9.207426	-7.93%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	12.031703	12.112922	0.68%	0
2019	10.741184	12.031703	12.01%	0
2018	12.965267	10.741184	-17.15%	0
2017	13.571394	12.965267	-4.47%	0
2016	11.428958	13.571394	18.75%	0
2015	11.534452	11.428958	-0.91%	0
2014	11.751634	11.534452	-1.85%	0
2013	10.743874	11.751634	9.38%	0
2012	9.447997	10.743874	13.72%	0
2011*	10.000000	9.447997	-5.52%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	15.470762	18.223508	17.79%	0
2019	13.408076	15.470762	15.38%	0
2018	14.527423	13.408076	-7.71%	0
2017	13.594002	14.527423	6.87%	0
2016	13.970339	13.594002	-2.69%	0
2015	15.169556	13.970339	-7.91%	0
2014	11.395423	15.169556	33.12%	0
2013	14.434219	11.395423	-21.05%	0
2012	14.647584	14.434219	-1.46%	0
2011	10.456858	14.647584	40.08%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	98.433696	178.987062	81.84%	0
2019	56.133645	98.433696	75.36%	0
2018	63.653786	56.133645	-11.81%	0
2017	38.740588	63.653786	64.31%	0
2016	36.539749	38.740588	6.02%	0
2015	32.955113	36.539749	10.88%	0
2014	24.856621	32.955113	32.58%	0
2013	14.223969	24.856621	74.75%	512
2012	10.896419	14.223969	30.54%	0
2011	11.298775	10.896419	-3.56%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.138837	0.038669	-72.15%	0
2019	0.287395	0.138837	-51.69%	0
2018	0.333119	0.287395	-13.73%	0
2017	0.619844	0.333119	-46.26%	0
2016	0.795915	0.619844	-22.12%	0
2015	1.105882	0.795915	-28.03%	0
2014	1.763689	1.105882	-37.30%	0
2013	3.518207	1.763689	-49.87%	0
2012	5.565387	3.518207	-36.78%	0
2011	7.326883	5.565387	-24.04%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2020	19.022808	18.120566	-4.74%	0
2019	15.862066	19.022808	19.93%	0
2018	15.798638	15.862066	0.40%	0
2017	14.629489	15.798638	7.99%	0
2016	13.024512	14.629489	12.32%	0
2015	14.257677	13.024512	-8.65%	0
2014	11.604387	14.257677	22.86%	0
2013	10.492806	11.604387	10.59%	0
2012	10.736275	10.492806	-2.27%	0
2011*	10.000000	10.736275	7.36%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2020	8.730158	7.799340	-10.66%	0
2019	6.966728	8.730158	25.31%	0
2018	8.834537	6.966728	-21.14%	0
2017	8.046578	8.834537	9.79%	0
2016	6.478331	8.046578	24.21%	0
2015	6.976785	6.478331	-7.14%	0
2014	6.912040	6.976785	0.94%	307
2013	5.482057	6.912040	26.08%	315
2012	4.522032	5.482057	21.23%	321
2011	5.957523	4.522032	-24.10%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	23.876275	27.906202	16.88%	0
2019	20.145534	23.876275	18.52%	0
2018	25.006812	20.145534	-19.44%	0
2017	21.097449	25.006812	18.53%	0
2016	16.517241	21.097449	27.73%	0
2015	20.463525	16.517241	-19.28%	0
2014	21.354729	20.463525	-4.17%	36
2013	21.609943	21.354729	-1.18%	37
2012	19.998066	21.609943	8.06%	38
2011	24.526086	19.998066	-18.46%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	40.895737	48.421411	18.40%	0
2019	33.609814	40.895737	21.68%	0
2018	38.033698	33.609814	-11.63%	0
2017	30.103627	38.033698	26.34%	0
2016	38.390286	30.103627	-21.59%	0
2015	36.261968	38.390286	5.87%	285
2014	27.998821	36.261968	29.51%	464
2013	18.603232	27.998821	50.51%	466
2012	14.017670	18.603232	32.71%	87
2011	12.986230	14.017670	7.94%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	1.819464	1.372228	-24.58%	0
2019	1.617496	1.819464	12.49%	0
2018	1.952871	1.617496	-17.17%	0
2017	1.915887	1.952871	1.93%	0
2016	1.777923	1.915887	7.76%	0
2015	2.751896	1.777923	-35.39%	0
2014	4.272908	2.751896	-35.60%	464
2013	4.523253	4.272908	-5.53%	464
2012	4.700959	4.523253	-3.78%	464
2011	5.159094	4.700959	-8.88%	464
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	30.073794	31.575409	4.99%	0
2019	25.188546	30.073794	19.39%	0
2018	29.372603	25.188546	-14.24%	0
2017	26.982102	29.372603	8.86%	0
2016	26.223153	26.982102	2.89%	91
2015	25.293995	26.223153	3.67%	0
2014	23.010391	25.293995	9.92%	126
2013	18.382576	23.010391	25.18%	129
2012	17.272979	18.382576	6.42%	131
2011	15.555754	17.272979	11.04%	91
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	40.142811	39.856861	-0.71%	0
2019	27.890545	40.142811	43.93%	0
2018	33.322344	27.890545	-16.30%	0
2017	21.536103	33.322344	54.73%	0
2016	16.878512	21.536103	27.59%	0
2015	18.055108	16.878512	-6.52%	0
2014	15.837841	18.055108	14.00%	932
2013	9.973561	15.837841	58.80%	768
2012	8.723677	9.973561	14.33%	768
2011	8.193129	8.723677	6.48%	768
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	24.007836	36.545869	52.22%	0
2019	15.442893	24.007836	55.46%	0
2018	18.128398	15.442893	-14.81%	0
2017	14.171030	18.128398	27.93%	0
2016	11.676491	14.171030	21.36%	0
2015	11.717158	11.676491	-0.35%	0
2014	9.702144	11.717158	20.77%	0
2013	7.360505	9.702144	31.81%	0
2012	7.463562	7.360505	-1.38%	0
2011	9.156569	7.463562	-18.49%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2020	12.520501	8.043278	-35.76%	0
2019	12.010141	12.520501	4.25%	0
2018	16.516836	12.010141	-27.29%	0
2017	18.052860	16.516836	-8.51%	0
2016	14.079302	18.052860	28.22%	0
2015	20.675261	14.079302	-31.90%	0
2014	26.032827	20.675261	-20.58%	103
2013	21.603037	26.032827	20.51%	104
2012	21.616239	21.603037	-0.06%	105
2011	23.522499	21.616239	-8.10%	99
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	5.131922	3.138552	-38.84%	0
2019	5.261392	5.131922	-2.46%	0
2018	9.920619	5.261392	-46.97%	0
2017	12.493189	9.920619	-20.59%	0
2016	10.393420	12.493189	20.20%	0
2015	15.592193	10.393420	-33.34%	0
2014	22.610097	15.592193	-31.04%	0
2013	18.698968	22.610097	20.92%	0
2012	19.082973	18.698968	-2.01%	0
2011	21.554618	19.082973	-11.47%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	11.389087	11.141971	-2.17%	0
2019	9.086054	11.389087	25.35%	0
2018	11.491515	9.086054	-20.93%	0
2017	9.154744	11.491515	25.53%	0
2016	9.933424	9.154744	-7.84%	0
2015	10.965867	9.933424	-9.42%	0
2014	12.839482	10.965867	-14.59%	0
2013	10.618101	12.839482	20.92%	0
2012	8.942777	10.618101	18.73%	0
2011	10.796791	8.942777	-17.17%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	14.145051	13.790651	-2.51%	0
2019	11.315806	14.145051	25.00%	0
2018	13.218825	11.315806	-14.40%	0
2017	11.717896	13.218825	12.81%	0
2016	10.364833	11.717896	13.05%	0
2015	11.060654	10.364833	-6.29%	0
2014	10.066321	11.060654	9.88%	208
2013	8.085711	10.066321	24.50%	213
2012	6.753123	8.085711	19.73%	217
2011	8.132703	6.753123	-16.96%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	16.134343	19.204057	19.03%	0
2019	14.157657	16.134343	13.96%	0
2018	15.323632	14.157657	-7.61%	0
2017	14.320328	15.323632	7.01%	0
2016	14.721371	14.320328	-2.72%	0
2015	15.893330	14.721371	-7.37%	825
2014	12.092770	15.893330	31.43%	1,028
2013	15.156634	12.092770	-20.21%	177
2012	15.077230	15.156634	0.53%	178
2011	10.917821	15.077230	38.10%	186
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	31.743002	36.768585	15.83%	0
2019	26.535347	31.743002	19.63%	0
2018	26.856631	26.535347	-1.20%	0
2017	22.395456	26.856631	19.92%	0
2016	25.408514	22.395456	-11.86%	0
2015	24.905187	25.408514	2.02%	257
2014	20.476295	24.905187	21.63%	363
2013	14.793590	20.476295	38.41%	366
2012	12.937517	14.793590	14.35%	111
2011	12.661426	12.937517	2.18%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	11.787556	11.450811	-2.86%	0
2019	10.609367	11.787556	11.11%	0
2018	10.966642	10.609367	-3.26%	0
2017	10.513659	10.966642	4.31%	0
2016	9.650259	10.513659	8.95%	0
2015	9.958245	9.650259	-3.09%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2020	41.188470	64.405993	56.37%	0
2019	33.635910	41.188470	22.45%	0
2018	35.607875	33.635910	-5.54%	0
2017	27.232235	35.607875	30.76%	0
2016	26.713957	27.232235	1.94%	0
2015	25.259465	26.713957	5.76%	0
2014	25.384033	25.259465	-0.49%	0
2013	17.197538	25.384033	47.60%	0
2012	14.767434	17.197538	16.46%	0
2011	17.178127	14.767434	-14.03%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.172673	0.091393	-47.07%	0
2019	0.276857	0.172673	-37.63%	0
2018	0.279685	0.276857	-1.01%	0
2017	0.469391	0.279685	-40.42%	0
2016	0.683578	0.469391	-31.33%	0
2015	0.761573	0.683578	-10.24%	0
2014	0.997412	0.761573	-23.65%	0
2013	1.821293	0.997412	-45.24%	0
2012	2.406678	1.821293	-24.32%	0
2011	3.381175	2.406678	-28.82%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	1.986142	1.529632	-22.98%	0
2019	2.346949	1.986142	-15.37%	0
2018	2.317175	2.346949	1.28%	0
2017	2.605564	2.317175	-11.07%	0
2016	2.750362	2.605564	-5.26%	0
2015	2.852718	2.750362	-3.59%	0
2014	3.892644	2.852718	-26.72%	0
2013	3.460267	3.892644	12.50%	0
2012	3.779744	3.460267	-8.45%	0
2011	5.567154	3.779744	-32.11%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.002709	0.735030	-26.70%	0
2019	1.289204	1.002709	-22.22%	0
2018	1.191178	1.289204	8.23%	0
2017	1.411616	1.191178	-15.62%	0
2016	1.788403	1.411616	-21.07%	0
2015	1.853227	1.788403	-3.50%	0
2014	2.146980	1.853227	-13.68%	0
2013	3.037198	2.146980	-29.31%	0
2012	3.812027	3.037198	-20.33%	0
2011	4.214652	3.812027	-9.55%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.487826	0.295192	-39.49%	0
2019	0.694314	0.487826	-29.74%	0
2018	0.731721	0.694314	-5.11%	0
2017	0.995032	0.731721	-26.46%	0
2016	1.126217	0.995032	-11.65%	0
2015	1.324394	1.126217	-14.96%	0
2014	1.667663	1.324394	-20.58%	0
2013	2.408382	1.667663	-30.76%	0
2012	3.033385	2.408382	-20.60%	0
2011	3.456041	3.033385	-12.23%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	0.925963	0.625296	-32.47%	0
2019	1.195137	0.925963	-22.52%	0
2018	1.101996	1.195137	8.45%	0
2017	1.305047	1.101996	-15.56%	0
2016	1.677240	1.305047	-22.19%	0
2015	1.716743	1.677240	-2.30%	6,243
2014	1.929709	1.716743	-11.04%	0
2013	2.859230	1.929709	-32.51%	0
2012	3.579632	2.859230	-20.13%	0
2011	3.969677	3.579632	-9.83%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.027886	0.752156	-26.82%	0
2019	1.366201	1.027886	-24.76%	0
2018	1.346568	1.366201	1.46%	0
2017	1.669223	1.346568	-19.33%	0
2016	1.943522	1.669223	-14.11%	0
2015	2.083711	1.943522	-6.73%	0
2014	2.495697	2.083711	-16.51%	106
2013	3.479846	2.495697	-28.28%	106
2012	4.294989	3.479846	-18.98%	10,641
2011	4.837856	4.294989	-11.22%	106
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	25.529093	34.999216	37.10%	0
2019	18.813961	25.529093	35.69%	0
2018	25.021675	18.813961	-24.81%	0
2017	17.055644	25.021675	46.71%	0
2016	16.050994	17.055644	6.26%	0
2015	14.684127	16.050994	9.31%	0
2014	17.786209	14.684127	-17.44%	0
2013	11.681662	17.786209	52.26%	0
2012	9.966025	11.681662	17.21%	0
2011	14.370912	9.966025	-30.65%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	30.747813	36.315831	18.11%	0
2019	24.368535	30.747813	26.18%	0
2018	28.847463	24.368535	-15.53%	0
2017	24.606087	28.847463	17.24%	0
2016	23.008779	24.606087	6.94%	0
2015	23.503236	23.008779	-2.10%	0
2014	22.403942	23.503236	4.91%	51
2013	16.118503	22.403942	39.00%	52
2012	13.613298	16.118503	18.40%	53
2011	13.613638	13.613298	0.00%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	45.398186	49.044691	8.03%	0
2019	34.174421	45.398186	32.84%	0
2018	43.448074	34.174421	-21.34%	0
2017	36.353351	43.448074	19.52%	0
2016	28.728544	36.353351	26.54%	0
2015	31.149025	28.728544	-7.77%	0
2014	28.512188	31.149025	9.25%	0
2013	19.444797	28.512188	46.63%	0
2012	16.025210	19.444797	21.34%	0
2011	17.767692	16.025210	-9.81%	90
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	140.757061	256.723927	82.39%	0
2019	79.896815	140.757061	76.17%	0
2018	90.277475	79.896815	-11.50%	0
2017	54.568874	90.277475	65.44%	0
2016	51.011068	54.568874	6.97%	0
2015	45.595988	51.011068	11.88%	317
2014	34.205643	45.595988	33.30%	306
2013	19.446400	34.205643	75.90%	0
2012	14.855897	19.446400	30.90%	0
2011	15.324040	14.855897	-3.05%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	45.735459	64.708774	41.48%	0
2019	34.238751	45.735459	33.58%	0
2018	35.731913	34.238751	-4.18%	0
2017	27.918899	35.731913	27.98%	0
2016	26.989163	27.918899	3.44%	0
2015	25.547382	26.989163	5.64%	0
2014	22.287134	25.547382	14.63%	0
2013	16.962449	22.287134	31.39%	0
2012	14.884230	16.962449	13.96%	0
2011	14.925674	14.884230	-0.28%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2020	37.969090	44.480701	17.15%	0
2019	26.821461	37.969090	41.56%	0
2018	30.648519	26.821461	-12.49%	0
2017	23.827077	30.648519	28.63%	0
2016	21.094679	23.827077	12.95%	0
2015	21.769824	21.094679	-3.10%	0
2014	18.809007	21.769824	15.74%	251
2013	12.934457	18.809007	45.42%	2,665
2012	10.841421	12.934457	19.31%	262
2011	11.238707	10.841421	-3.53%	137

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	9.970374	13.069286	31.08%	0
2019	6.711884	9.970374	48.55%	0
2018	8.247619	6.711884	-18.62%	0
2017	7.890870	8.247619	4.52%	0
2016	4.884182	7.890870	61.56%	0
2015	7.187479	4.884182	-32.05%	730
2014	8.910175	7.187479	-19.33%	210
2013	16.938990	8.910175	-47.40%	212
2012	18.098216	16.938990	-6.41%	213
2011	24.448928	18.098216	-25.98%	194
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	21.642925	19.894316	-8.08%	0
2019	17.820781	21.642925	21.45%	0
2018	19.706146	17.820781	-9.57%	0
2017	18.929588	19.706146	4.10%	0
2016	17.606237	18.929588	7.52%	0
2015	18.506390	17.606237	-4.86%	0
2014	15.669353	18.506390	18.11%	0
2013	15.445479	15.669353	1.45%	0
2012	13.372906	15.445479	15.50%	0
2011	13.397624	13.372906	-0.18%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	27.639359	38.757648	40.23%	0
2019	22.750507	27.639359	21.49%	0
2018	24.091486	22.750507	-5.57%	0
2017	21.877161	24.091486	10.12%	0
2016	22.346460	21.877161	-2.10%	0
2015	23.204013	22.346460	-3.70%	0
2014	21.880664	23.204013	6.05%	0
2013	16.508637	21.880664	32.54%	0
2012	14.485978	16.508637	13.96%	0
2011	14.094598	14.485978	2.78%	51
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	36.047054	42.232980	17.16%	0
2019	27.284041	36.047054	32.12%	0
2018	34.761618	27.284041	-21.51%	0
2017	29.674593	34.761618	17.14%	0
2016	23.311814	29.674593	27.29%	0
2015	26.269609	23.311814	-11.26%	0
2014	25.809044	26.269609	1.78%	1,008
2013	16.676773	25.809044	54.76%	445
2012	13.994551	16.676773	19.17%	447
2011	16.327847	13.994551	-14.29%	449

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	49.681823	57.265394	15.26%	0
2019	31.321830	49.681823	58.62%	0
2018	37.941979	31.321830	-17.45%	0
2017	27.089992	37.941979	40.06%	0
2016	23.050900	27.089992	17.52%	0
2015	24.016295	23.050900	-4.02%	506
2014	19.739973	24.016295	21.66%	581
2013	11.987810	19.739973	64.67%	0
2012	9.493277	11.987810	26.28%	0
2011	10.126179	9.493277	-6.25%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	24.378167	30.294800	24.27%	0
2019	19.729516	24.378167	23.56%	0
2018	21.424501	19.729516	-7.91%	0
2017	17.645053	21.424501	21.42%	0
2016	17.623574	17.645053	0.12%	0
2015	17.863965	17.623574	-1.35%	0
2014	16.281117	17.863965	9.72%	0
2013	11.803982	16.281117	37.93%	0
2012	10.674181	11.803982	10.58%	0
2011	11.056455	10.674181	-3.46%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	20.939151	18.277814	-12.71%	0
2019	17.403930	20.939151	20.31%	0
2018	20.574246	17.403930	-15.41%	0
2017	18.192663	20.574246	13.09%	0
2016	15.876572	18.192663	14.59%	0
2015	17.950821	15.876572	-11.56%	0
2014	16.578012	17.950821	8.28%	0
2013	11.692796	16.578012	41.78%	740
2012	9.802105	11.692796	19.29%	0
2011	10.371355	9.802105	-5.49%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	22.689258	28.891465	27.34%	0
2019	20.142954	22.689258	12.64%	0
2018	24.234980	20.142954	-16.88%	0
2017	20.906533	24.234980	15.92%	0
2016	20.856243	20.906533	0.24%	0
2015	21.090808	20.856243	-1.11%	0
2014	21.950402	21.090808	-3.92%	0
2013	16.777145	21.950402	30.84%	0
2012	14.812644	16.777145	13.26%	0
2011	15.276668	14.812644	-3.04%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	20.055908	21.026287	4.84%	0
2019	16.780377	20.055908	19.52%	0
2018	21.223436	16.780377	-20.93%	0
2017	19.217086	21.223436	10.44%	0
2016	15.275466	19.217086	25.80%	0
2015	17.758238	15.275466	-13.98%	0
2014	17.048683	17.758238	4.16%	0
2013	12.862373	17.048683	32.55%	0
2012	11.265605	12.862373	14.17%	0
2011	12.431089	11.265605	-9.38%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	22.704537	25.651505	12.98%	0
2019	20.664521	22.704537	9.87%	0
2018	23.277584	20.664521	-11.23%	0
2017	20.544196	23.277584	13.30%	0
2016	17.733318	20.544196	15.85%	0
2015	18.237482	17.733318	-2.76%	0
2014	18.686113	18.237482	-2.40%	0
2013	13.548811	18.686113	37.92%	0
2012	12.551286	13.548811	7.95%	0
2011	12.422597	12.551286	1.04%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	15.633527	14.347326	-8.23%	0
2019	13.273242	15.633527	17.78%	0
2018	17.125953	13.273242	-22.50%	0
2017	17.594757	17.125953	-2.66%	0
2016	13.683131	17.594757	28.59%	0
2015	16.215936	13.683131	-15.62%	0
2014	16.399493	16.215936	-1.12%	0
2013	11.764106	16.399493	39.40%	0
2012	10.013314	11.764106	17.48%	0
2011	11.329026	10.013314	-11.61%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	6.166511	5.173748	-16.10%	0
2019	6.039554	6.166511	2.10%	0
2018	5.534616	6.039554	9.12%	0
2017	6.885642	5.534616	-19.62%	0
2016	6.592854	6.885642	4.44%	0
2015	5.959296	6.592854	10.63%	0
2014	4.966821	5.959296	19.98%	2,030
2013	5.244667	4.966821	-5.30%	0
2012	5.734182	5.244667	-8.54%	0
2011	6.136245	5.734182	-6.55%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2020	32.780643	47.751534	45.67%	0
2019	24.033914	32.780643	36.39%	0
2018	25.001870	24.033914	-3.87%	0
2017	19.312719	25.001870	29.46%	0
2016	17.813776	19.312719	8.41%	0
2015	18.050902	17.813776	-1.31%	0
2014	16.774482	18.050902	7.61%	0
2013	12.693898	16.774482	32.15%	0
2012	11.614868	12.693898	9.29%	0
2011	13.105646	11.614868	-11.38%	60
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	13.237786	14.146852	6.87%	0
2019	11.980471	13.237786	10.49%	0
2018	12.963256	11.980471	-7.58%	0
2017	12.546741	12.963256	3.32%	0
2016	10.948827	12.546741	14.59%	256
2015	12.027360	10.948827	-8.97%	0
2014	12.009062	12.027360	0.15%	0
2013	10.474958	12.009062	14.65%	0
2012	10.235750	10.474958	2.34%	0
2011	12.251562	10.235750	-16.45%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	25.880729	35.522261	37.25%	0
2019	21.692030	25.880729	19.31%	0
2018	27.803550	21.692030	-21.98%	0
2017	23.344701	27.803550	19.10%	0
2016	20.720575	23.344701	12.66%	0
2015	24.711309	20.720575	-16.15%	0
2014	20.617770	24.711309	19.85%	0
2013	14.023080	20.617770	47.03%	0
2012	12.219918	14.023080	14.76%	0
2011	14.086214	12.219918	-13.25%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	27.335868	25.310427	-7.41%	0
2019	23.533352	27.335868	16.16%	0
2018	23.236284	23.533352	1.28%	0
2017	21.443664	23.236284	8.36%	0
2016	18.883948	21.443664	13.55%	0
2015	20.885956	18.883948	-9.59%	0
2014	17.412923	20.885956	19.95%	46
2013	15.701504	17.412923	10.90%	47
2012	15.910774	15.701504	-1.32%	48
2011	14.017778	15.910774	13.50%	51

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	4.710917	5.043523	7.06%	0
2019	5.072641	4.710917	-7.13%	0
2018	5.882369	5.072641	-13.77%	0
2017	5.051045	5.882369	16.46%	0
2016	5.668737	5.051045	-10.90%	0
2015	6.983409	5.668737	-18.83%	948
2014	9.163333	6.983409	-23.79%	0
2013	9.660656	9.163333	-5.15%	0
2012	9.822018	9.660656	-1.64%	0
2011	10.447943	9.822018	-5.99%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	10.413342	10.913369	4.80%	0
2019	10.049713	10.413342	3.62%	0
2018	9.615934	10.049713	4.51%	0
2017	9.605425	9.615934	0.11%	4,277
2016	9.606339	9.605425	-0.01%	4,277
2015	9.932491	9.606339	-3.28%	4,798
2014	10.038778	9.932491	-1.06%	5,358
2013*	10.000000	10.038778	0.39%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.384419	5.097038	16.25%	0
2019	4.015604	4.384419	9.18%	0
2018	5.737395	4.015604	-30.01%	0
2017	5.979601	5.737395	-4.05%	0
2016	4.262885	5.979601	40.27%	0
2015	6.563085	4.262885	-35.05%	0
2014	8.312752	6.563085	-21.05%	0
2013	7.705481	8.312752	7.88%	3,025
2012	7.636867	7.705481	0.90%	1,781
2011*	10.000000	7.636867	-23.63%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	11.817404	15.989703	35.31%	0
2019	8.726560	11.817404	35.42%	0
2018	10.719611	8.726560	-18.59%	0
2017*	10.000000	10.719611	7.20%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.713939	10.294661	-3.91%	0
2019*	10.000000	10.713939	7.14%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	14.121246	15.049815	6.58%	0
2019	12.246652	14.121246	15.31%	0
2018	13.415975	12.246652	-8.72%	0
2017	11.893772	13.415975	12.80%	0
2016	11.672969	11.893772	1.89%	0
2015	11.813304	11.672969	-1.19%	0
2014	11.306165	11.813304	4.49%	0
2013	9.967980	11.306165	13.42%	0
2012	9.013328	9.967980	10.59%	0
2011*	10.000000	9.013328	-9.87%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.657386	8.631985	-0.29%	0
2019	7.598966	8.657386	13.93%	0
2018*	10.000000	7.598966	-24.01%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.442791	6.166155	-26.97%	0
2019	7.187610	8.442791	17.46%	0
2018	9.093145	7.187610	-20.96%	0
2017	9.399812	9.093145	-3.26%	0
2016	6.843339	9.399812	37.36%	0
2015	11.301598	6.843339	-39.45%	0
2014	10.352404	11.301598	9.17%	0
2013*	10.000000	10.352404	3.52%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	14.730175	15.698361	6.57%	0
2019	10.798130	14.730175	36.41%	517
2018	12.657117	10.798130	-14.69%	536
2017	10.382538	12.657117	21.91%	557
2016	9.856786	10.382538	5.33%	557
2015	10.239224	9.856786	-3.74%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	9.816749	10.491258	6.87%	0
2019	9.240644	9.816749	6.23%	0
2018	9.748821	9.240644	-5.21%	3,674
2017	9.639057	9.748821	1.14%	3,674
2016	9.465195	9.639057	1.84%	6,947
2015	9.948507	9.465195	-4.86%	5,642
2014	9.872594	9.948507	0.77%	6,221
2013	11.058275	9.872594	-10.72%	6,290
2012	10.556962	11.058275	4.75%	7,715
2011*	10.000000	10.556962	5.57%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	13.117845	14.307572	9.07%	0
2019	10.848993	13.117845	20.91%	0
2018	11.943294	10.848993	-9.16%	376
2017	10.160712	11.943294	17.54%	376
2016	9.177639	10.160712	10.71%	376
2015*	10.000000	9.177639	-8.22%	1,266
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	12.740112	12.549351	-1.50%	0
2019	10.280679	12.740112	23.92%	0
2018	11.602098	10.280679	-11.39%	3,290
2017	10.935985	11.602098	6.09%	3,290
2016	9.304299	10.935985	17.54%	8,370
2015*	10.000000	9.304299	-6.96%	9,627
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	10.870581	11.040531	1.56%	0
2019	9.474316	10.870581	14.74%	0
2018	10.472816	9.474316	-9.53%	0
2017	9.529648	10.472816	9.90%	0
2016	9.412088	9.529648	1.25%	0
2015	9.824626	9.412088	-4.20%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	14.983817	18.912624	26.22%	0
2019	11.703410	14.983817	28.03%	272
2018	13.452962	11.703410	-13.00%	279
2017	10.976976	13.452962	22.56%	91
2016	11.047751	10.976976	-0.64%	161
2015	11.327485	11.047751	-2.47%	1,059
2014	11.397425	11.327485	-0.61%	738
2013*	10.000000	11.397425	13.97%	262
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.174990	10.773677	5.88%	0
2019	9.556412	10.174990	6.47%	0
2018	9.868955	9.556412	-3.17%	0
2017	9.801862	9.868955	0.68%	0
2016*	10.000000	9.801862	-1.98%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	11.779416	13.139951	11.55%	0
2019	9.961168	11.779416	18.25%	0
2018	10.770869	9.961168	-7.52%	0
2017	9.623697	10.770869	11.92%	0
2016	9.292283	9.623697	3.57%	0
2015	9.921132	9.292283	-6.34%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.101921	14.247522	1.03%	0
2019	11.341528	14.101921	24.34%	0
2018	12.559507	11.341528	-9.70%	257
2017	11.051515	12.559507	13.65%	257
2016*	10.000000	11.051515	10.52%	1,329
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	13.247992	15.599834	17.75%	0
2019	11.532959	13.247992	14.87%	0
2018	12.793929	11.532959	-9.86%	3,007
2017	11.533266	12.793929	10.93%	3,007
2016	11.388763	11.533266	1.27%	1,830
2015	11.792900	11.388763	-3.43%	0
2014	11.859939	11.792900	-0.57%	1,450
2013	10.625920	11.859939	11.61%	2,299
2012	9.906093	10.625920	7.27%	1,450
2011	10.537980	9.906093	-6.00%	6,679
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.460687	13.109055	5.20%	0
2019	10.657576	12.460687	16.92%	0
2018	12.959735	10.657576	-17.76%	332
2017	11.547433	12.959735	12.23%	332
2016	10.274656	11.547433	12.39%	332
2015	10.804601	10.274656	-4.90%	227
2014*	10.000000	10.804601	8.05%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.780044	11.179156	3.70%	0
2019	9.483772	10.780044	13.67%	0
2018	10.128313	9.483772	-6.36%	0
2017*	10.000000	10.128313	1.28%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	4.805770	4.618626	-3.89%	0
2019	4.617545	4.805770	4.08%	0
2018	5.358938	4.617545	-13.83%	0
2017	5.411111	5.358938	-0.96%	0
2016	4.951446	5.411111	9.28%	0
2015	6.776747	4.951446	-26.93%	0
2014	8.371137	6.776747	-19.05%	0
2013	9.563737	8.371137	-12.47%	0
2012	10.014356	9.563737	-4.50%	0
2011	11.752182	10.014356	-14.79%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.379141	10.327275	-0.50%	2,807
2019	9.936432	10.379141	4.46%	2,807
2018	10.196122	9.936432	-2.55%	2,807
2017	10.103675	10.196122	0.91%	2,807
2016	9.506316	10.103675	6.28%	2,807
2015*	10.000000	9.506316	-4.94%	2,807
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.309891	13.162888	27.67%	0
2019	8.180581	10.309891	26.03%	0
2018*	10.000000	8.180581	-18.19%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	13.166692	14.711131	11.73%	0
2019	11.437221	13.166692	15.12%	0
2018	12.423678	11.437221	-7.94%	0
2017	11.196075	12.423678	10.96%	0
2016	11.159592	11.196075	0.33%	0
2015	11.446792	11.159592	-2.51%	1,618
2014	11.118493	11.446792	2.95%	1,618
2013	9.881869	11.118493	12.51%	1,618
2012	9.026239	9.881869	9.48%	0
2011*	10.000000	9.026239	-9.74%	2,357
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.236849	15.769857	19.14%	0
2019	10.932767	13.236849	21.08%	0
2018	11.729866	10.932767	-6.80%	0
2017	10.354740	11.729866	13.28%	0
2016*	10.000000	10.354740	3.55%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	12.850642	13.343153	3.83%	0
2019	10.363962	12.850642	23.99%	0
2018	11.617663	10.363962	-10.79%	11,360
2017	10.571267	11.617663	9.90%	8,254
2016	9.205727	10.571267	14.83%	13,153
2015*	10.000000	9.205727	-7.94%	14,943
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.244631	14.950869	4.96%	0
2019	11.260222	14.244631	26.50%	0
2018	12.713388	11.260222	-11.43%	0
2017	11.175280	12.713388	13.76%	0
2016*	10.000000	11.175280	11.75%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	16.685421	23.365506	40.04%	0
2019	12.766710	16.685421	30.69%	1,002
2018	13.146059	12.766710	-2.89%	6,968
2017	9.995129	13.146059	31.52%	7,009
2016	10.189435	9.995129	-1.91%	12,964
2015*	10.000000	10.189435	1.89%	22,421
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	11.054973	11.045450	-0.09%	0
2019	9.874203	11.054973	11.96%	0
2018	10.504581	9.874203	-6.00%	3,362
2017	10.071349	10.504581	4.30%	1,572
2016	9.042315	10.071349	11.38%	3,513
2015*	10.000000	9.042315	-9.58%	6,313
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.370952	11.043958	6.49%	0
2019	9.717528	10.370952	6.72%	0
2018	10.041998	9.717528	-3.23%	0
2017	9.898360	10.041998	1.45%	0
2016*	10.000000	9.898360	-1.02%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.075623	10.070409	-9.08%	0
2019	9.234508	11.075623	19.94%	0
2018	10.121168	9.234508	-8.76%	0
2017*	10.000000	10.121168	1.21%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	10.677810	11.161997	4.53%	0
2019	9.891908	10.677810	7.94%	0
2018	10.436343	9.891908	-5.22%	3,599
2017	9.947149	10.436343	4.92%	0
2016	9.439433	9.947149	5.38%	0
2015	9.867562	9.439433	-4.34%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.388133	16.773957	9.01%	0
2019	13.160912	15.388133	16.92%	0
2018	14.934408	13.160912	-11.88%	0
2017	13.670773	14.934408	9.24%	0
2016	12.381215	13.670773	10.42%	0
2015	13.533110	12.381215	-8.51%	0
2014	13.488857	13.533110	0.33%	742
2013	11.171834	13.488857	20.74%	742
2012	9.930443	11.171834	12.50%	742
2011	10.338785	9.930443	-3.95%	742

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	12.184766	11.968661	-1.77%	873
2019	10.762422	12.184766	13.22%	1,216
2018	11.530561	10.762422	-6.66%	1,430
2017	10.776828	11.530561	6.99%	1,474
2016	9.688079	10.776828	11.24%	2,255
2015	10.685234	9.688079	-9.33%	6,617
2014	10.470308	10.685234	2.05%	7,206
2013*	10.000000	10.470308	4.70%	1,039
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	13.385112	12.474302	-6.80%	0
2019	11.032735	13.385112	21.32%	0
2018	12.740727	11.032735	-13.41%	0
2017	12.025782	12.740727	5.95%	0
2016	10.988968	12.025782	9.44%	0
2015	11.691791	10.988968	-6.01%	0
2014	11.338208	11.691791	3.12%	346
2013*	10.000000	11.338208	13.38%	956
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.222322	8.521200	-7.60%	0
2019	9.267400	9.222322	-0.49%	0
2018	9.320858	9.267400	-0.57%	0
2017	9.373788	9.320858	-0.56%	0
2016	9.334259	9.373788	0.42%	0
2015*	10.000000	9.334259	-6.66%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	10.927404	11.098177	1.56%	2,800
2019	10.007294	10.927404	9.19%	2,800
2018	10.725109	10.007294	-6.69%	2,800
2017	9.719295	10.725109	10.35%	2,800
2016	9.548527	9.719295	1.79%	2,800
2015	10.392979	9.548527	-8.13%	2,800
2014	10.249612	10.392979	1.40%	0
2013*	10.000000	10.249612	2.50%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.230073	9.038378	-2.08%	0
2019	9.289680	9.230073	-0.64%	0
2018	9.395775	9.289680	-1.13%	0
2017	9.511658	9.395775	-1.22%	0
2016	9.657108	9.511658	-1.51%	0
2015	9.955909	9.657108	-3.00%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.906857	10.313527	4.10%	0
2019	9.332356	9.906857	6.16%	0
2018*	10.000000	9.332356	-6.68%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	5.734402	5.739196	0.08%	0
2019	5.435835	5.734402	5.49%	0
2018	6.126206	5.435835	-11.27%	1,464
2017	5.776515	6.126206	6.05%	0
2016	6.946952	5.776515	-16.85%	0
2015	7.233379	6.946952	-3.96%	0
2014	6.615595	7.233379	9.34%	0
2013	6.610615	6.615595	0.08%	0
2012	7.632298	6.610615	-13.39%	0
2011	8.562274	7.632298	-10.86%	144
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	9.809718	10.041052	2.36%	0
2019	9.528407	9.809718	2.95%	0
2018	11.220616	9.528407	-15.08%	798
2017	10.014163	11.220616	12.05%	0
2016	10.198157	10.014163	-1.80%	0
2015	10.324184	10.198157	-1.22%	0
2014	10.295737	10.324184	0.28%	0
2013	8.985557	10.295737	14.58%	290
2012	8.820928	8.985557	1.87%	290
2011	9.677080	8.820928	-8.85%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	7.572590	7.932819	4.76%	0
2019	7.392190	7.572590	2.44%	0
2018	7.984059	7.392190	-7.41%	0
2017	7.893948	7.984059	1.14%	0
2016	8.130986	7.893948	-2.92%	0
2015	8.183898	8.130986	-0.65%	0
2014	8.015928	8.183898	2.10%	0
2013	8.083608	8.015928	-0.84%	237
2012	8.106764	8.083608	-0.29%	237
2011	8.038078	8.106764	0.85%	374
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	10.743241	10.480772	-2.44%	0
2019	10.234812	10.743241	4.97%	0
2018	10.578375	10.234812	-3.25%	0
2017	10.480418	10.578375	0.93%	0
2016	9.895529	10.480418	5.91%	2,352
2015	10.070701	9.895529	-1.74%	7,431
2014	10.083529	10.070701	-0.13%	2,007
2013*	10.000000	10.083529	0.84%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	11.420304	12.253497	7.30%	0
2019	10.190479	11.420304	12.07%	699
2018	11.199541	10.190479	-9.01%	901
2017	10.452336	11.199541	7.15%	930
2016	9.607685	10.452336	8.79%	930
2015	10.302395	9.607685	-6.74%	120
2014	9.990659	10.302395	3.12%	0
2013*	10.000000	9.990659	-0.09%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	16.021345	19.901412	24.22%	0
2019	12.493825	16.021345	28.23%	456
2018	14.790543	12.493825	-15.53%	472
2017	11.121443	14.790543	32.99%	491
2016	11.417938	11.121443	-2.60%	491
2015	11.290114	11.417938	1.13%	7,039
2014	11.340533	11.290114	-0.44%	0
2013*	10.000000	11.340533	13.41%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	13.212469	14.677486	11.09%	0
2019	11.122069	13.212469	18.80%	513
2018	12.058936	11.122069	-7.77%	513
2017	10.451122	12.058936	15.38%	513
2016	10.995282	10.451122	-4.95%	857
2015	12.297998	10.995282	-10.59%	3,275
2014	13.307660	12.297998	-7.59%	4,559
2013	10.901880	13.307660	22.07%	5,562
2012	9.377960	10.901880	16.25%	10,421
2011	10.359589	9.377960	-9.48%	22,176
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.530301	9.178169	-3.69%	0
2019	8.269419	9.530301	15.25%	0
2018	10.410265	8.269419	-20.56%	442
2017	8.347886	10.410265	24.71%	442
2016	7.084675	8.347886	17.83%	657
2015	9.084883	7.084675	-22.02%	0
2014	9.766000	9.084883	-6.97%	0
2013*	10.000000	9.766000	-2.34%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	10.828422	11.315194	4.50%	0
2019	9.735969	10.828422	11.22%	0
2018	10.415573	9.735969	-6.52%	0
2017	9.846629	10.415573	5.78%	0
2016	8.749492	9.846629	12.54%	0
2015	9.549784	8.749492	-8.38%	0
2014	9.939694	9.549784	-3.92%	0
2013*	10.000000	9.939694	-0.60%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.238191	10.729139	4.80%	0
2019	9.681123	10.238191	5.75%	0
2018	10.028576	9.681123	-3.46%	0
2017	9.897322	10.028576	1.33%	0
2016*	10.000000	9.897322	-1.03%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.358130	17.666278	32.25%	0
2019	11.221280	13.358130	19.04%	0
2018	11.810562	11.221280	-4.99%	0
2017	10.847523	11.810562	8.88%	0
2016*	10.000000	10.847523	8.48%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	11.844896	12.246356	3.39%	0
2019	10.623094	11.844896	11.50%	466
2018	11.440881	10.623094	-7.15%	483
2017	10.604805	11.440881	7.88%	502
2016	10.256884	10.604805	3.39%	502
2015	10.783096	10.256884	-4.88%	0
2014	10.603547	10.783096	1.69%	0
2013	10.014356	10.603547	5.88%	0
2012	9.396014	10.014356	6.58%	0
2011*	10.000000	9.396014	-6.04%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	11.804481	12.152406	2.95%	0
2019	10.599066	11.804481	11.37%	0
2018	11.690348	10.599066	-9.33%	0
2017	10.934929	11.690348	6.91%	0
2016	10.136280	10.934929	7.88%	24
2015	10.514490	10.136280	-3.60%	114
2014	10.475797	10.514490	0.37%	376
2013	11.769561	10.475797	-10.99%	454
2012	10.236034	11.769561	14.98%	654
2011*	10.000000	10.236034	2.36%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.205073	11.735001	-3.85%	147
2019	9.784797	12.205073	24.74%	147
2018	10.891227	9.784797	-10.16%	147
2017	9.919594	10.891227	9.80%	147
2016	8.844235	9.919594	12.16%	147
2015	10.528391	8.844235	-16.00%	147
2014*	10.000000	10.528391	5.28%	187

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	12.385592	10.287630	-16.94%	0
2019	10.754820	12.385592	15.16%	0
2018	12.011532	10.754820	-10.46%	0
2017	11.222866	12.011532	7.03%	0
2016	11.155504	11.222866	0.60%	556
2015	11.600233	11.155504	-3.83%	825
2014	10.444762	11.600233	11.06%	1,131
2013	10.432328	10.444762	0.12%	1,483
2012	8.230326	10.432328	26.75%	1,025
2011*	10.000000	8.230326	-17.70%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	12.199946	13.191988	8.13%	0
2019	10.621793	12.199946	14.86%	0
2018	11.665713	10.621793	-8.95%	0
2017	10.311543	11.665713	13.13%	0
2016	10.019350	10.311543	2.92%	0
2015	10.988586	10.019350	-8.82%	0
2014	11.044141	10.988586	-0.50%	0
2013	9.780677	11.044141	12.92%	0
2012	8.818984	9.780677	10.90%	0
2011*	10.000000	8.818984	-11.81%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	14.862336	21.857413	47.07%	0
2019	11.469256	14.862336	29.58%	0
2018	14.111467	11.469256	-18.72%	0
2017	11.522356	14.111467	22.47%	0
2016	12.110301	11.522356	-4.85%	2,297
2015	12.496332	12.110301	-3.09%	3,470
2014	12.985813	12.496332	-3.77%	2,690
2013	10.994494	12.985813	18.11%	2,707
2012	9.756930	10.994494	12.68%	735
2011	11.066603	9.756930	-11.83%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	16.626358	18.164921	9.25%	5,633
2019	14.111197	16.626358	17.82%	6,159
2018	15.225760	14.111197	-7.32%	6,159
2017	13.478327	15.225760	12.96%	6,159
2016	12.675142	13.478327	6.34%	6,755
2015	12.866872	12.675142	-1.49%	21,619
2014	12.563080	12.866872	2.42%	38,741
2013	10.446123	12.563080	20.27%	56,263
2012	9.254575	10.446123	12.88%	14,964
2011*	10.000000	9.254575	-7.45%	3,940

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.176025	10.329732	1.51%	0
2019	9.555461	10.176025	6.49%	0
2018	10.032053	9.555461	-4.75%	0
2017	9.670973	10.032053	3.73%	0
2016	9.124216	9.670973	5.99%	0
2015	9.631792	9.124216	-5.27%	393
2014	9.504581	9.631792	1.34%	393
2013*	10.000000	9.504581	-4.95%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	16.723330	18.002769	7.65%	0
2019	13.257845	16.723330	26.14%	0
2018	13.593188	13.257845	-2.47%	0
2017	11.560816	13.593188	17.58%	0
2016	10.638668	11.560816	8.67%	0
2015	10.804816	10.638668	-1.54%	0
2014*	10.000000	10.804816	8.05%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.580963	12.940689	11.74%	0
2019	10.328219	11.580963	12.13%	0
2018	11.569163	10.328219	-10.73%	0
2017	10.013035	11.569163	15.54%	0
2016*	10.000000	10.013035	0.13%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.703527	19.438809	9.80%	0
2019	14.640239	17.703527	20.92%	0
2018	16.817266	14.640239	-12.95%	0
2017	14.389383	16.817266	16.87%	0
2016	13.611348	14.389383	5.72%	0
2015	14.202349	13.611348	-4.16%	0
2014	13.932544	14.202349	1.94%	0
2013	11.030900	13.932544	26.30%	0
2012	9.735903	11.030900	13.30%	0
2011	10.659947	9.735903	-8.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.956208	14.932190	6.99%	0
2019	12.314316	13.956208	13.33%	0
2018	13.464734	12.314316	-8.54%	0
2017	12.317457	13.464734	9.31%	0
2016	11.899118	12.317457	3.52%	0
2015	12.328602	11.899118	-3.48%	0
2014	12.117497	12.328602	1.74%	0
2013	10.833816	12.117497	11.85%	0
2012	10.000417	10.833816	8.33%	0
2011	10.390801	10.000417	-3.76%	7,664

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.856070	17.241299	8.74%	0
2019	13.518118	15.856070	17.29%	0
2018	15.091051	13.518118	-10.42%	0
2017	13.357633	15.091051	12.98%	0
2016	12.758067	13.357633	4.70%	0
2015	13.254650	12.758067	-3.75%	0
2014	12.977926	13.254650	2.13%	0
2013	10.972568	12.977926	18.28%	0
2012	9.898370	10.972568	10.85%	0
2011	10.508789	9.898370	-5.81%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.490784	12.060394	4.96%	0
2019	10.643614	11.490784	7.96%	0
2018	11.204334	10.643614	-5.00%	0
2017	10.798320	11.204334	3.76%	0
2016	10.580679	10.798320	2.06%	0
2015	10.926624	10.580679	-3.17%	0
2014	10.839390	10.926624	0.80%	0
2013	10.589266	10.839390	2.36%	0
2012	10.098598	10.589266	4.86%	0
2011	10.207595	10.098598	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.102762	11.376812	2.47%	0
2019	9.996752	11.102762	11.06%	0
2018	11.022216	9.996752	-9.30%	0
2017	9.844557	11.022216	11.96%	0
2016	9.559896	9.844557	2.98%	0
2015	10.239729	9.559896	-6.64%	0
2014	10.264910	10.239729	-0.25%	0
2013*	10.000000	10.264910	2.65%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.484376	12.027524	4.73%	0
2019	10.200373	11.484376	12.59%	0
2018	11.254079	10.200373	-9.36%	0
2017	9.793482	11.254079	14.91%	0
2016	9.451582	9.793482	3.62%	0
2015	10.185744	9.451582	-7.21%	0
2014	10.336821	10.185744	-1.46%	0
2013*	10.000000	10.336821	3.37%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.921046	16.111445	7.98%	0
2019	12.946637	14.921046	15.25%	0
2018	14.286090	12.946637	-9.38%	0
2017	12.848922	14.286090	11.19%	0
2016	12.339157	12.848922	4.13%	0
2015	12.785370	12.339157	-3.49%	0
2014	12.533690	12.785370	2.01%	0
2013	10.906526	12.533690	14.92%	0
2012	9.950232	10.906526	9.61%	0
2011	10.443210	9.950232	-4.72%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.615948	18.196117	9.51%	0
2019	13.935253	16.615948	19.24%	0
2018	15.787691	13.935253	-11.73%	0
2017	13.706319	15.787691	15.19%	4,945
2016	13.058285	13.706319	4.96%	4,945
2015	13.591218	13.058285	-3.92%	4,945
2014	13.324737	13.591218	2.00%	4,945
2013	10.991003	13.324737	21.23%	0
2012	9.833381	10.991003	11.77%	0
2011	10.573840	9.833381	-7.00%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.168853	14.009509	6.38%	0
2019	11.810469	13.168853	11.50%	7,948
2018	12.714419	11.810469	-7.11%	8,368
2017	11.860340	12.714419	7.20%	8,368
2016	11.469462	11.860340	3.41%	0
2015	11.884140	11.469462	-3.49%	0
2014	11.704801	11.884140	1.53%	0
2013	10.786479	11.704801	8.51%	0
2012	10.048757	10.786479	7.34%	0
2011	10.328500	10.048757	-2.71%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.137010	10.600338	4.57%	0
2019	9.586620	10.137010	5.74%	0
2018	9.864667	9.586620	-2.82%	0
2017	9.805698	9.864667	0.60%	0
2016	9.828980	9.805698	-0.24%	0
2015	10.061583	9.828980	-2.31%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.721980	17.22%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	10.585163	11.259330	6.37%	0
2019	9.901105	10.585163	6.91%	0
2018	10.300884	9.901105	-3.88%	0
2017	10.175562	10.300884	1.23%	0
2016	10.093695	10.175562	0.81%	58
2015	10.401015	10.093695	-2.95%	277
2014	10.165972	10.401015	2.31%	863
2013	10.639301	10.165972	-4.45%	1,296
2012	10.182390	10.639301	4.49%	1,735
2011*	10.000000	10.182390	1.82%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.414031	10.539071	1.20%	0
2019	10.015929	10.414031	3.97%	0
2018*	10.000000	10.015929	0.16%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	11.001649	12.159209	10.52%	0
2019	9.173108	11.001649	19.93%	107
2018	11.388498	9.173108	-19.45%	110
2017	8.249598	11.388498	38.05%	0
2016	7.850372	8.249598	5.09%	0
2015	9.580136	7.850372	-18.06%	0
2014*	10.000000	9.580136	-4.20%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.396576	11.786102	3.42%	0
2019	10.181874	11.396576	11.93%	0
2018	10.761781	10.181874	-5.39%	0
2017	10.333081	10.761781	4.15%	0
2016	9.278362	10.333081	11.37%	0
2015	9.766069	9.278362	-4.99%	0
2014*	10.000000	9.766069	-2.34%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	9.720650	10.059331	3.48%	0
2019	9.376804	9.720650	3.67%	2,582
2018	9.618228	9.376804	-2.51%	0
2017	9.657819	9.618228	-0.41%	0
2016	9.826825	9.657819	-1.72%	6,563
2015	10.084612	9.826825	-2.56%	0
2014*	10.000000	10.084612	0.85%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	8.019089	7.836933	-2.27%	0
2019	8.096809	8.019089	-0.96%	2,784
2018	8.207930	8.096809	-1.35%	6,703
2017	8.395375	8.207930	-2.23%	22,763
2016	8.605473	8.395375	-2.44%	46,443
2015	8.821602	8.605473	-2.45%	40,898
2014	9.043155	8.821602	-2.45%	38,618
2013	9.270278	9.043155	-2.45%	26,886
2012	9.503749	9.270278	-2.46%	46,241
2011	9.741767	9.503749	-2.44%	91,117
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.243847	11.794744	4.90%	0
2019	9.465619	11.243847	18.79%	0
2018	11.259685	9.465619	-15.93%	0
2017	9.241694	11.259685	21.84%	0
2016	9.386535	9.241694	-1.54%	0
2015	9.715552	9.386535	-3.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.132341	14.452490	10.05%	0
2019	10.880048	13.132341	20.70%	5,781
2018	12.238654	10.880048	-11.10%	5,781
2017	10.592863	12.238654	15.54%	5,781
2016	9.919014	10.592863	6.79%	5,781
2015	10.270670	9.919014	-3.42%	0
2014*	10.000000	10.270670	2.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	11.632536	12.414963	6.73%	0
2019	10.338590	11.632536	12.52%	0
2018	11.139967	10.338590	-7.19%	0
2017	10.275208	11.139967	8.42%	0
2016	9.908071	10.275208	3.71%	0
2015	10.174598	9.908071	-2.62%	0
2014*	10.000000	10.174598	1.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	12.498069	13.608469	8.88%	0
2019	10.681901	12.498069	17.00%	0
2018	11.709426	10.681901	-8.78%	0
2017	10.454458	11.709426	12.00%	0
2016	9.946470	10.454458	5.11%	0
2015	10.250819	9.946470	-2.97%	0
2014*	10.000000	10.250819	2.51%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	10.580438	11.014333	4.10%	0
2019	9.902171	10.580438	6.85%	0
2018	10.338709	9.902171	-4.22%	0
2017	10.027783	10.338709	3.10%	0
2016	9.858581	10.027783	1.72%	735
2015	10.079501	9.858581	-2.19%	735
2014*	10.000000	10.079501	0.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.249243	11.474071	2.00%	0
2019	10.205234	11.249243	10.23%	0
2018	11.086717	10.205234	-7.95%	0
2017	9.965981	11.086717	11.25%	0
2016	9.663973	9.965981	3.13%	0
2015	10.238585	9.663973	-5.61%	0
2014	10.244154	10.238585	-0.05%	0
2013*	10.000000	10.244154	2.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.756024	12.193709	3.72%	0
2019	10.456774	11.756024	12.42%	0
2018	11.411823	10.456774	-8.37%	0
2017	10.001065	11.411823	14.11%	0
2016	9.585266	10.001065	4.34%	0
2015	10.230664	9.585266	-6.31%	0
2014	10.308899	10.230664	-0.76%	0
2013*	10.000000	10.308899	3.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.112088	13.037637	7.64%	0
2019	10.545033	12.112088	14.86%	6,064
2018	11.462482	10.545033	-8.00%	6,064
2017	10.404519	11.462482	10.17%	6,064
2016	9.954062	10.404519	4.53%	6,064
2015	10.238344	9.954062	-2.78%	1,888
2014*	10.000000	10.238344	2.38%	8,371
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	12.779071	14.002908	9.58%	0
2019	10.752820	12.779071	18.84%	5,834
2018	11.947632	10.752820	-10.00%	5,834
2017	10.496156	11.947632	13.83%	12,418
2016	9.917828	10.496156	5.83%	12,418
2015	10.241685	9.917828	-3.16%	9,964
2014*	10.000000	10.241685	2.42%	9,964

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.326273	11.993768	5.89%	0
2019	10.231214	11.326273	10.70%	0
2018	10.896277	10.231214	-6.10%	0
2017	10.227082	10.896277	6.54%	0
2016	9.917611	10.227082	3.12%	0
2015	10.169812	9.917611	-2.48%	5,901
2014*	10.000000	10.169812	1.70%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.391876	10.859554	4.50%	0
2019*	10.000000	10.391876	3.92%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.690351	12.072041	12.92%	0
2019*	10.000000	10.690351	6.90%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	24.466439	31.007424	26.73%	129
2019	19.260549	24.466439	27.03%	135
2018	20.431715	19.260549	-5.73%	141
2017	16.125112	20.431715	26.71%	147
2016	16.206437	16.125112	-0.50%	1,564
2015	16.109313	16.206437	0.60%	1,556
2014	14.992408	16.109313	7.45%	1,144
2013	11.433895	14.992408	31.12%	0
2012	10.092714	11.433895	13.29%	0
2011	10.691268	10.092714	-5.60%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.247726	18.786404	15.62%	0
2019	12.127976	16.247726	33.97%	3,000
2018	12.628928	12.127976	-3.97%	6,344
2017	10.187460	12.628928	23.97%	3,344
2016*	10.000000	10.187460	1.87%	2,077
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.761971	17.62%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	13.498895	14.895184	10.34%	0
2019	11.012916	13.498895	22.57%	0
2018	12.741741	11.012916	-13.57%	0
2017	11.280750	12.741741	12.95%	0
2016	9.612821	11.280750	17.35%	0
2015	10.110491	9.612821	-4.92%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.599276	20.828798	-3.57%	0
2019	17.878376	21.599276	20.81%	272
2018	21.106827	17.878376	-15.30%	272
2017	19.005185	21.106827	11.06%	272
2016	16.566420	19.005185	14.72%	1,781
2015	17.487171	16.566420	-5.27%	2,101
2014	15.318999	17.487171	14.15%	1,419
2013	11.574145	15.318999	32.36%	1,419
2012	10.198486	11.574145	13.49%	0
2011	10.702571	10.198486	-4.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	16.479302	22.648903	37.44%	185
2019	12.447724	16.479302	32.39%	195
2018	13.863013	12.447724	-10.21%	203
2017	11.374848	13.863013	21.87%	212
2016	10.765643	11.374848	5.66%	221
2015	10.953246	10.765643	-1.71%	231
2014*	10.000000	10.953246	9.53%	240
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	12.012619	12.322102	2.58%	0
2019	10.348091	12.012619	16.09%	204
2018	12.775494	10.348091	-19.00%	204
2017	12.007165	12.775494	6.40%	204
2016	9.773325	12.007165	22.86%	889
2015	10.660901	9.773325	-8.33%	2,061
2014*	10.000000	10.660901	6.61%	1,490
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	13.752742	16.459870	19.68%	0
2019	11.220305	13.752742	22.57%	0
2018	13.167463	11.220305	-14.79%	0
2017	11.893082	13.167463	10.72%	0
2016	9.924819	11.893082	19.83%	0
2015	10.343251	9.924819	-4.05%	0
2014*	10.000000	10.343251	3.43%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.394520	17.029800	10.62%	0
2019	12.320667	15.394520	24.95%	0
2018	13.297834	12.320667	-7.35%	0
2017	10.925558	13.297834	21.71%	0
2016*	10.000000	10.925558	9.26%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	13.765999	12.663446	-8.01%	0
2019	10.818068	13.765999	27.25%	0
2018	11.560400	10.818068	-6.42%	0
2017	11.164024	11.560400	3.55%	1,010
2016	10.677203	11.164024	4.56%	2,792
2015	11.602128	10.677203	-7.97%	1,010
2014	9.247849	11.602128	25.46%	1,010
2013*	10.000000	9.247849	-7.52%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	15.318353	17.661763	15.30%	0
2019	11.972734	15.318353	27.94%	0
2018	12.869557	11.972734	-6.97%	2,425
2017	10.854743	12.869557	18.56%	2,425
2016	9.964232	10.854743	8.94%	2,784
2015	10.097046	9.964232	-1.32%	772
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.185206	9.213918	0.31%	0
2019	9.046139	9.185206	1.54%	0
2018	9.199140	9.046139	-1.66%	0
2017	9.282944	9.199140	-0.90%	0
2016	9.284106	9.282944	-0.01%	1,025
2015	9.549865	9.284106	-2.78%	2,044
2014	9.741610	9.549865	-1.97%	1,886
2013	9.975762	9.741610	-2.35%	2,222
2012	9.878864	9.975762	0.98%	2,302
2011*	10.000000	9.878864	-1.21%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.098769	15.246421	16.40%	0
2019	10.745595	13.098769	21.90%	0
2018	12.426756	10.745595	-13.53%	0
2017	11.155900	12.426756	11.39%	0
2016	9.460708	11.155900	17.92%	0
2015	10.196130	9.460708	-7.21%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	24.069004	37.684629	56.57%	128
2019	18.031128	24.069004	33.49%	134
2018	19.888499	18.031128	-9.34%	140
2017	15.986492	19.888499	24.41%	146
2016	15.451206	15.986492	3.46%	152
2015	15.894278	15.451206	-2.79%	3,872
2014	15.709185	15.894278	1.18%	292
2013	11.618185	15.709185	35.21%	127
2012	10.389219	11.618185	11.83%	0
2011	11.145747	10.389219	-6.79%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	9.575094	10.111897	5.61%	0
2019	8.516065	9.575094	12.44%	0
2018	9.366475	8.516065	-9.08%	0
2017	8.999719	9.366475	4.08%	0
2016	9.284989	8.999719	-3.07%	0
2015	10.025548	9.284989	-7.39%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	10.189118	10.456415	2.62%	0
2019	9.090873	10.189118	12.08%	0
2018	10.200912	9.090873	-10.88%	0
2017	9.475630	10.200912	7.65%	0
2016	8.893383	9.475630	6.55%	0
2015	9.840242	8.893383	-9.62%	3,297
2014	10.117357	9.840242	-2.74%	3,297
2013*	10.000000	10.117357	1.17%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	9.131725	9.123729	-0.09%	0
2019	9.092437	9.131725	0.43%	0
2018	9.925469	9.092437	-8.39%	0
2017	9.890348	9.925469	0.36%	0
2016	8.956426	9.890348	10.43%	0
2015	9.485848	8.956426	-5.58%	0
2014	9.589634	9.485848	-1.08%	0
2013*	10.000000	9.589634	-4.10%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.001719	11.580892	5.26%	0
2019	10.092747	11.001719	9.01%	0
2018	10.943785	10.092747	-7.78%	89
2017	9.894113	10.943785	10.61%	89
2016	8.982644	9.894113	10.15%	463
2015	10.140006	8.982644	-11.41%	1,539
2014	10.347630	10.140006	-2.01%	1,539
2013	10.595947	10.347630	-2.34%	1,539
2012	9.461672	10.595947	11.99%	938
2011*	10.000000	9.461672	-5.38%	11,142
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.462108	5.393723	-1.25%	0
2019	5.028493	5.462108	8.62%	0
2018	6.008965	5.028493	-16.32%	281
2017	6.035912	6.008965	-0.45%	281
2016	5.386065	6.035912	12.07%	281
2015	7.427699	5.386065	-27.49%	178
2014	9.356619	7.427699	-20.62%	0
2013	11.246664	9.356619	-16.81%	0
2012	10.967800	11.246664	2.54%	0
2011	12.159995	10.967800	-9.80%	379

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.033663	10.247430	2.13%	0
2019	9.811439	10.033663	2.26%	1,001
2018	9.966899	9.811439	-1.56%	1,038
2017	9.738763	9.966899	2.34%	1,079
2016	9.540665	9.738763	2.08%	1,079
2015	9.958327	9.540665	-4.19%	0
2014	9.916562	9.958327	0.42%	0
2013*	10.000000	9.916562	-0.83%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	13.135679	13.656977	3.97%	0
2019	11.744692	13.135679	11.84%	0
2018	12.651799	11.744692	-7.17%	0
2017	11.813307	12.651799	7.10%	0
2016	10.695912	11.813307	10.45%	0
2015	11.230163	10.695912	-4.76%	0
2014	11.352753	11.230163	-1.08%	425
2013	12.519442	11.352753	-9.32%	0
2012	10.898398	12.519442	14.87%	6,713
2011	10.518116	10.898398	3.62%	0
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.170308	10.913739	7.31%	0
2019	9.833817	10.170308	3.42%	0
2018	10.534103	9.833817	-6.65%	167
2017	9.950073	10.534103	5.87%	167
2016	9.812431	9.950073	1.40%	1,814
2015	10.492620	9.812431	-6.48%	2,599
2014	10.528873	10.492620	-0.34%	2,045
2013	11.804521	10.528873	-10.81%	2,174
2012	11.324620	11.804521	4.24%	3,002
2011	10.802830	11.324620	4.83%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	14.160285	14.588723	3.03%	0
2019	12.665237	14.160285	11.80%	0
2018	13.352514	12.665237	-5.15%	0
2017	12.849792	13.352514	3.91%	0
2016	11.723326	12.849792	9.61%	0
2015	12.234191	11.723326	-4.18%	0
2014	12.148714	12.234191	0.70%	0
2013	11.790087	12.148714	3.04%	6,814
2012	10.584541	11.790087	11.39%	8,281
2011	10.509776	10.584541	0.71%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.658713	11.061560	3.78%	0
2019	10.074186	10.658713	5.80%	0
2018	10.299110	10.074186	-2.18%	0
2017*	10.000000	10.299110	2.99%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.396963	10.694700	2.86%	0
2019	9.969943	10.396963	4.28%	0
2018	10.019749	9.969943	-0.50%	0
2017*	10.000000	10.019749	0.20%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.026128	10.823313	7.95%	0
2019	9.612952	10.026128	4.30%	0
2018	10.274245	9.612952	-6.44%	0
2017	9.510636	10.274245	8.03%	0
2016	9.473775	9.510636	0.39%	0
2015	10.462424	9.473775	-9.45%	0
2014	10.693007	10.462424	-2.16%	0
2013	11.732003	10.693007	-8.86%	218
2012	11.429428	11.732003	2.65%	313
2011	10.806207	11.429428	5.77%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.096024	9.129577	0.37%	0
2019	8.972413	9.096024	1.38%	0
2018	9.177245	8.972413	-2.23%	4,123
2017	9.290765	9.177245	-1.22%	0
2016	9.400781	9.290765	-1.17%	95
2015	9.616802	9.400781	-2.25%	733
2014	9.785100	9.616802	-1.72%	3,589
2013	10.054211	9.785100	-2.68%	4,387
2012	9.746934	10.054211	3.15%	11,772
2011*	10.000000	9.746934	-2.53%	8,956
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.552246	11.171884	5.87%	0
2019	9.993109	10.552246	5.60%	545
2018	10.310955	9.993109	-3.08%	2,967
2017	10.083472	10.310955	2.26%	2,967
2016	10.075704	10.083472	0.08%	9,740
2015	10.294216	10.075704	-2.12%	9,829
2014	10.130569	10.294216	1.62%	27,756
2013	10.602684	10.130569	-4.45%	18,332
2012	9.926600	10.602684	6.81%	14,544
2011*	10.000000	9.926600	-0.73%	2,193

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	13.889811	13.817357	-0.52%	0
2019	12.458951	13.889811	11.48%	0
2018	13.301223	12.458951	-6.33%	0
2017	12.740132	13.301223	4.40%	0
2016	11.477463	12.740132	11.00%	0
2015	12.286124	11.477463	-6.58%	0
2014	12.632095	12.286124	-2.74%	0
2013	11.582027	12.632095	9.07%	0
2012	10.262886	11.582027	12.85%	1,580
2011	10.738011	10.262886	-4.42%	1,580
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	10.491479	13.872783	32.23%	0
2019	8.515028	10.491479	23.21%	0
2018	10.724543	8.515028	-20.60%	0
2017	8.272964	10.724543	29.63%	0
2016	8.426222	8.272964	-1.82%	0
2015	9.532078	8.426222	-11.60%	0
2014	9.927276	9.532078	-3.98%	191
2013	8.851339	9.927276	12.16%	191
2012	7.858002	8.851339	12.64%	0
2011	11.033950	7.858002	-28.78%	0
ProFunds - ProFund VP Banks - Q/NQ
2020	19.331533	15.988506	-17.29%	77
2019	14.525607	19.331533	33.09%	81
2018	18.139042	14.525607	-19.92%	84
2017	15.767809	18.139042	15.04%	88
2016	13.116049	15.767809	20.22%	92
2015	13.503976	13.116049	-2.87%	96
2014	12.541696	13.503976	7.67%	482
2013	9.633548	12.541696	30.19%	0
2012	7.403034	9.633548	30.13%	0
2011*	10.000000	7.403034	-25.97%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	9.974244	11.333853	13.63%	0
2019	8.685776	9.974244	14.83%	0
2018	10.815071	8.685776	-19.69%	0
2017	9.015998	10.815071	19.95%	0
2016	7.799598	9.015998	15.60%	0
2015	9.288864	7.799598	-16.03%	0
2014	9.364328	9.288864	-0.81%	0
2013	8.105459	9.364328	15.53%	0
2012	7.659535	8.105459	5.82%	0
2011*	10.000000	7.659535	-23.40%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2020	1.853724	1.345076	-27.44%	0
2019	2.466227	1.853724	-24.84%	0
2018	2.429992	2.466227	1.49%	0
2017	3.036401	2.429992	-19.97%	0
2016	3.579761	3.036401	-15.18%	0
2015	3.859724	3.579761	-7.25%	0
2014	4.614127	3.859724	-16.35%	0
2013	6.439976	4.614127	-28.35%	0
2012	7.915960	6.439976	-18.65%	0
2011	8.905549	7.915960	-11.11%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	27.183284	30.594821	12.55%	57
2019	23.928305	27.183284	13.60%	164
2018	26.308251	23.928305	-9.05%	166
2017	22.006255	26.308251	19.55%	107
2016	26.688533	22.006255	-17.54%	107
2015	26.484781	26.688533	0.77%	107
2014	20.928253	26.484781	26.55%	781
2013	12.738173	20.928253	64.30%	50
2012	9.280736	12.738173	37.25%	0
2011*	10.000000	9.280736	-7.19%	0
ProFunds - ProFund VP Bull - Q/NQ
2020	21.367466	24.186027	13.19%	0
2019	16.995490	21.367466	25.72%	0
2018	18.566171	16.995490	-8.46%	0
2017	15.946579	18.566171	16.43%	836
2016	14.905962	15.946579	6.98%	836
2015	15.350673	14.905962	-2.90%	11,831
2014	14.117176	15.350673	8.74%	42,286
2013	11.152897	14.117176	26.58%	13,221
2012	10.039275	11.152897	11.09%	34,651
2011	10.290809	10.039275	-2.44%	27,175
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	16.894140	21.597985	27.84%	0
2019	13.683716	16.894140	23.46%	0
2018	16.467057	13.683716	-16.90%	0
2017	14.670727	16.467057	12.24%	0
2016	14.523556	14.670727	1.01%	0
2015	14.293242	14.523556	1.61%	0
2014	13.292708	14.293242	7.53%	1,397
2013	10.608194	13.292708	25.31%	0
2012	9.809914	10.608194	8.14%	175
2011*	10.000000	9.809914	-1.90%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	24.381372	30.526119	25.20%	0
2019	20.052820	24.381372	21.59%	0
2018	20.433611	20.052820	-1.86%	0
2017	17.695081	20.433611	15.48%	0
2016	17.409594	17.695081	1.64%	0
2015	17.047403	17.409594	2.12%	0
2014	15.539216	17.047403	9.71%	1,493
2013	11.388697	15.539216	36.44%	0
2012	9.562096	11.388697	19.10%	0
2011*	10.000000	9.562096	-4.38%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	8.698739	10.753164	23.62%	0
2019	7.177719	8.698739	21.19%	124
2018	8.685255	7.177719	-17.36%	124
2017	6.680699	8.685255	30.01%	124
2016	6.168823	6.680699	8.30%	124
2015	7.652658	6.168823	-19.39%	589
2014	8.122783	7.652658	-5.79%	1,246
2013	8.898387	8.122783	-8.72%	521
2012	8.560029	8.898387	3.95%	1,276
2011	10.928021	8.560029	-21.67%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	11.551354	10.227829	-11.46%	0
2019	10.053207	11.551354	14.90%	84
2018	12.003193	10.053207	-16.25%	804
2017	10.277802	12.003193	16.79%	804
2016	9.772104	10.277802	5.17%	84
2015	11.240404	9.772104	-13.06%	84
2014	12.613543	11.240404	-10.89%	84
2013	10.630298	12.613543	18.66%	84
2012	9.346673	10.630298	13.73%	0
2011	10.515448	9.346673	-11.11%	0
ProFunds - ProFund VP Financials - Q/NQ
2020	19.620083	18.800544	-4.18%	0
2019	15.439223	19.620083	27.08%	87
2018	17.672391	15.439223	-12.64%	124
2017	15.326971	17.672391	15.30%	33
2016	13.623709	15.326971	12.50%	75
2015	14.177794	13.623709	-3.91%	1,261
2014	12.871232	14.177794	10.15%	1,261
2013	9.989837	12.871232	28.84%	1,261
2012	8.210669	9.989837	21.67%	481
2011*	10.000000	8.210669	-17.89%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2020	24.086447	26.888435	11.63%	0
2019	20.684557	24.086447	16.45%	0
2018	20.306306	20.684557	1.86%	0
2017	17.213991	20.306306	17.96%	0
2016	18.390589	17.213991	-6.40%	533
2015	17.950771	18.390589	2.45%	515
2014	14.875980	17.950771	20.67%	4,742
2013	10.911269	14.875980	36.34%	0
2012	9.527571	10.911269	14.52%	0
2011*	10.000000	9.527571	-4.72%	0
ProFunds - ProFund VP Industrials - Q/NQ
2020	18.985988	21.625031	13.90%	0
2019	14.914781	18.985988	27.30%	0
2018	17.529337	14.914781	-14.92%	0
2017	14.680142	17.529337	19.41%	0
2016	12.801577	14.680142	14.67%	0
2015	13.587880	12.801577	-5.79%	0
2014	13.193341	13.587880	2.99%	372
2013	9.787015	13.193341	34.80%	0
2012	8.664387	9.787015	12.96%	1,268
2011*	10.000000	8.664387	-13.36%	0
ProFunds - ProFund VP International - Q/NQ
2020	10.996616	11.252561	2.33%	0
2019	9.451443	10.996616	16.35%	0
2018	11.503063	9.451443	-17.84%	0
2017	9.680947	11.503063	18.82%	0
2016	10.016128	9.680947	-3.35%	0
2015	10.642670	10.016128	-5.89%	0
2014	11.872707	10.642670	-10.36%	0
2013	10.185370	11.872707	16.57%	8,228
2012	9.006649	10.185370	13.09%	8,595
2011	10.778111	9.006649	-16.44%	0
ProFunds - ProFund VP Internet - Q/NQ
2020	27.060670	39.814389	47.13%	0
2019	23.502043	27.060670	15.14%	0
2018	22.962803	23.502043	2.35%	0
2017	17.300553	22.962803	32.73%	1,799
2016	16.804663	17.300553	2.95%	1,799
2015	14.313439	16.804663	17.40%	1,799
2014	14.510226	14.313439	-1.36%	1,799
2013	9.804481	14.510226	48.00%	1,855
2012	8.392539	9.804481	16.82%	0
2011*	10.000000	8.392539	-16.07%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2020	14.487676	16.384661	13.09%	0
2019	12.376461	14.487676	17.06%	0
2018	14.360016	12.376461	-13.81%	0
2017	12.426651	14.360016	15.56%	0
2016	12.685475	12.426651	-2.04%	0
2015	12.290136	12.685475	3.22%	0
2014	12.205055	12.290136	0.70%	0
2013	8.440186	12.205055	44.61%	0
2012	7.037556	8.440186	19.93%	0
2011	8.855953	7.037556	-20.53%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	31.345112	44.511781	42.01%	0
2019	23.505203	31.345112	33.35%	61
2018	24.558171	23.505203	-4.29%	63
2017	19.308575	24.558171	27.19%	698
2016	18.803826	19.308575	2.68%	698
2015	17.938784	18.803826	4.82%	5,813
2014	15.716488	17.938784	14.14%	13,640
2013	11.998566	15.716488	30.99%	18,121
2012	10.582764	11.998566	13.38%	7,420
2011	10.692363	10.582764	-1.03%	6,452
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	8.154517	5.213096	-36.07%	0
2019	7.703266	8.154517	5.86%	0
2018	9.900080	7.703266	-22.19%	0
2017	10.480707	9.900080	-5.54%	0
2016	8.651041	10.480707	21.15%	759
2015	11.573624	8.651041	-25.25%	0
2014	13.311107	11.573624	-13.05%	0
2013	10.997976	13.311107	21.03%	238
2012	10.957397	10.997976	0.37%	834
2011	10.985279	10.957397	-0.25%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	17.641075	19.362273	9.76%	0
2019	15.857662	17.641075	11.25%	0
2018	17.332765	15.857662	-8.51%	25
2017	16.099363	17.332765	7.66%	25
2016	17.142684	16.099363	-6.09%	56
2015	16.825663	17.142684	1.88%	1,171
2014	14.450538	16.825663	16.44%	1,104
2013	11.253975	14.450538	28.40%	1,104
2012	10.314509	11.253975	9.11%	2,058
2011*	10.000000	10.314509	3.15%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	3.785231	4.582703	21.07%	0
2019	2.658059	3.785231	42.41%	0
2018	3.149445	2.658059	-15.60%	0
2017	3.066458	3.149445	2.71%	0
2016	2.017250	3.066458	52.01%	0
2015	3.079830	2.017250	-34.50%	0
2014	4.147058	3.079830	-25.73%	0
2013	6.850996	4.147058	-39.47%	363
2012	8.219155	6.850996	-16.65%	646
2011*	10.000000	8.219155	-17.81%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2020	15.158950	13.856904	-8.59%	0
2019	12.259207	15.158950	23.65%	0
2018	13.328248	12.259207	-8.02%	0
2017	12.644203	13.328248	5.41%	0
2016	12.259021	12.644203	3.14%	0
2015	12.526303	12.259021	-2.13%	1,071
2014	10.271175	12.526303	21.96%	1,017
2013	10.519474	10.271175	-2.36%	401
2012	9.203691	10.519474	14.30%	401
2011*	10.000000	9.203691	-7.96%	2,447
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.335322	1.669815	-28.50%	0
2019	2.898836	2.335322	-19.44%	0
2018	2.853306	2.898836	1.60%	0
2017	3.320053	2.853306	-14.06%	0
2016	3.588465	3.320053	-7.48%	0
2015	3.737934	3.588465	-4.00%	0
2014	5.494472	3.737934	-31.97%	0
2013	4.835641	5.494472	13.62%	22,951
2012	5.326905	4.835641	-9.22%	2,176
2011	8.737106	5.326905	-39.03%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	27.888306	39.407319	41.30%	0
2019	19.087626	27.888306	46.11%	0
2018	21.800588	19.087626	-12.44%	0
2017	16.484971	21.800588	32.25%	0
2016	13.231541	16.484971	24.59%	0
2015	13.965493	13.231541	-5.26%	0
2014	10.641570	13.965493	31.24%	191
2013	8.172787	10.641570	30.21%	0
2012	8.743159	8.172787	-6.52%	0
2011*	10.000000	8.743159	-12.57%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	3.695878	2.460310	-33.43%	0
2019	4.795446	3.695878	-22.93%	0
2018	4.366862	4.795446	9.81%	0
2017	6.203526	4.366862	-29.61%	0
2016	7.591953	6.203526	-18.29%	0
2015	6.978706	7.591953	8.79%	1,202
2014	7.369832	6.978706	-5.31%	0
2013	7.572353	7.369832	-2.67%	0
2012	8.927651	7.572353	-15.18%	0
2011	8.269616	8.927651	7.96%	1,969
ProFunds - ProFund VP Short International - Q/NQ
2020	3.065170	2.483379	-18.98%	0
2019	3.804942	3.065170	-19.44%	0
2018	3.378224	3.804942	12.63%	0
2017	4.363284	3.378224	-22.58%	0
2016	4.752854	4.363284	-8.20%	0
2015	5.063729	4.752854	-6.14%	0
2014	5.049517	5.063729	0.28%	0
2013	6.553060	5.049517	-22.94%	0
2012	8.414091	6.553060	-22.12%	0
2011	8.472058	8.414091	-0.68%	4,442
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.163430	0.649429	-44.18%	0
2019	1.657755	1.163430	-29.82%	0
2018	1.750151	1.657755	-5.28%	0
2017	2.399905	1.750151	-27.07%	0
2016	2.735195	2.399905	-12.26%	0
2015	3.224530	2.735195	-15.18%	0
2014	4.100287	3.224530	-21.36%	0
2013	5.954108	4.100287	-31.14%	0
2012	7.517043	5.954108	-20.79%	0
2011	8.607107	7.517043	-12.66%	295
ProFunds - ProFund VP Technology - Q/NQ
2020	27.158778	38.364550	41.26%	0
2019	19.176101	27.158778	41.63%	0
2018	20.122424	19.176101	-4.70%	0
2017	15.257719	20.122424	31.88%	0
2016	13.921467	15.257719	9.60%	0
2015	13.936284	13.921467	-0.11%	0
2014	12.095122	13.936284	15.22%	716
2013	9.903758	12.095122	22.13%	0
2012	9.204296	9.903758	7.60%	0
2011*	10.000000	9.204296	-7.96%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	11.978371	12.053055	0.62%	0
2019	10.699056	11.978371	11.96%	0
2018	12.921085	10.699056	-17.20%	0
2017	13.532052	12.921085	-4.51%	0
2016	11.401640	13.532052	18.69%	0
2015	11.512776	11.401640	-0.97%	0
2014	11.735569	11.512776	-1.90%	0
2013	10.734687	11.735569	9.32%	1,391
2012	9.444783	10.734687	13.66%	0
2011*	10.000000	9.444783	-5.55%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	15.394307	18.124173	17.73%	0
2019	13.348655	15.394307	15.32%	0
2018	14.470510	13.348655	-7.75%	0
2017	13.547665	14.470510	6.81%	0
2016	13.929840	13.547665	-2.74%	0
2015	15.133337	13.929840	-7.95%	0
2014	11.374051	15.133337	33.05%	0
2013	14.414542	11.374051	-21.09%	0
2012	14.635127	14.414542	-1.51%	0
2011	10.453310	14.635127	40.00%	308
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	97.947646	178.012167	81.74%	0
2019	55.885079	97.947646	75.27%	0
2018	63.404617	55.885079	-11.86%	0
2017	38.608622	63.404617	64.22%	1,143
2016	36.433893	38.608622	5.97%	1,143
2015	32.876480	36.433893	10.82%	1,393
2014	24.810018	32.876480	32.51%	250
2013	14.204565	24.810018	74.66%	6,032
2012	10.887140	14.204565	30.47%	268
2011	11.294937	10.887140	-3.61%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.138155	0.038456	-72.16%	0
2019	0.286124	0.138155	-51.71%	0
2018	0.331812	0.286124	-13.77%	0
2017	0.617736	0.331812	-46.29%	0
2016	0.793605	0.617736	-22.16%	0
2015	1.103243	0.793605	-28.07%	4,011
2014	1.760378	1.103243	-37.33%	0
2013	3.513400	1.760378	-49.90%	0
2012	5.560648	3.513400	-36.82%	1,031
2011	7.324392	5.560648	-24.08%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2020	18.938546	18.031062	-4.79%	0
2019	15.799901	18.938546	19.86%	0
2018	15.744826	15.799901	0.35%	0
2017	14.587117	15.744826	7.94%	841
2016	12.993416	14.587117	12.27%	841
2015	14.230928	12.993416	-8.70%	841
2014	11.588546	14.230928	22.80%	1,065
2013	10.483851	11.588546	10.54%	250
2012	10.732626	10.483851	-2.32%	8,177
2011*	10.000000	10.732626	7.33%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2020	6.602479	5.895497	-10.71%	186
2019	5.271515	6.602479	25.25%	196
2018	6.688284	5.271515	-21.18%	204
2017	6.094860	6.688284	9.74%	214
2016	4.909494	6.094860	24.14%	222
2015	5.289954	4.909494	-7.19%	232
2014	5.243546	5.289954	0.89%	241
2013	4.160872	5.243546	26.02%	0
2012	3.433989	4.160872	21.17%	7,240
2011	4.526398	3.433989	-24.13%	2,223
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	14.048966	16.411779	16.82%	0
2019	11.859846	14.048966	18.46%	157
2018	14.729319	11.859846	-19.48%	157
2017	12.432996	14.729319	18.47%	157
2016	9.738802	12.432996	27.66%	788
2015	12.071772	9.738802	-19.33%	157
2014	12.603981	12.071772	-4.22%	157
2013	12.761158	12.603981	-1.23%	157
2012	11.815375	12.761158	8.00%	1,456
2011	14.498070	11.815375	-18.50%	1,022
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	30.793291	36.441249	18.34%	42
2019	25.320181	30.793291	21.62%	44
2018	28.667724	25.320181	-11.68%	46
2017	22.702058	28.667724	26.28%	1,269
2016	28.966090	22.702058	-21.63%	1,271
2015	27.374272	28.966090	5.82%	1,273
2014	21.147219	27.374272	29.45%	1,370
2013	14.058019	21.147219	50.43%	1,711
2012	10.598252	14.058019	32.64%	1,436
2011	9.823421	10.598252	7.89%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	2.201897	1.659812	-24.62%	0
2019	1.958486	2.201897	12.43%	0
2018	2.365779	1.958486	-17.22%	0
2017	2.322155	2.365779	1.88%	0
2016	2.156036	2.322155	7.70%	0
2015	3.338862	2.156036	-35.43%	0
2014	5.186955	3.338862	-35.63%	0
2013	5.493661	5.186955	-5.58%	197
2012	5.712419	5.493661	-3.83%	1,875
2011	6.272330	5.712419	-8.93%	1,875
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	23.409374	24.565633	4.94%	0
2019	19.616745	23.409374	19.33%	0
2018	22.887073	19.616745	-14.29%	0
2017	21.035143	22.887073	8.80%	0
2016	20.453910	21.035143	2.84%	375
2015	19.739286	20.453910	3.62%	459
2014	17.966381	19.739286	9.87%	807
2013	14.360362	17.966381	25.11%	831
2012	13.500483	14.360362	6.37%	3,400
2011	12.164521	13.500483	10.98%	738
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	37.149225	36.865670	-0.76%	0
2019	25.823887	37.149225	43.86%	0
2018	30.869124	25.823887	-16.34%	0
2017	19.960773	30.869124	54.65%	2,705
2016	15.651861	19.960773	27.53%	0
2015	16.751534	15.651861	-6.56%	149
2014	14.701887	16.751534	13.94%	0
2013	9.262957	14.701887	58.72%	0
2012	8.106275	9.262957	14.27%	2,534
2011	7.617169	8.106275	6.42%	4,997
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	19.345234	29.433168	52.15%	0
2019	12.450084	19.345234	55.38%	0
2018	14.622680	12.450084	-14.86%	0
2017	11.436432	14.622680	27.86%	0
2016	9.428082	11.436432	21.30%	100
2015	9.465776	9.428082	-0.40%	379
2014	7.841953	9.465776	20.71%	0
2013	5.952324	7.841953	31.75%	0
2012	6.038772	5.952324	-1.43%	731
2011	7.412373	6.038772	-18.53%	731

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2020	6.005762	3.856171	-35.79%	0
2019	5.763913	6.005762	4.20%	0
2018	7.930855	5.763913	-27.32%	0
2017	8.672836	7.930855	-8.56%	0
2016	6.767346	8.672836	28.16%	134
2015	9.942858	6.767346	-31.94%	0
2014	12.525772	9.942858	-20.62%	3,629
2013	10.399694	12.525772	20.44%	805
2012	10.411397	10.399694	-0.11%	1,871
2011	11.335335	10.411397	-8.15%	3,384
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	2.617752	1.600116	-38.87%	0
2019	2.685176	2.617752	-2.51%	0
2018	5.065648	2.685176	-46.99%	0
2017	6.382519	5.065648	-20.63%	0
2016	5.312508	6.382519	20.14%	0
2015	7.973917	5.312508	-33.38%	0
2014	11.568844	7.973917	-31.07%	0
2013	9.572553	11.568844	20.85%	770
2012	9.774146	9.572553	-2.06%	824
2011	11.045757	9.774146	-11.51%	1,443
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	7.005822	6.850293	-2.22%	0
2019	5.592011	7.005822	25.28%	0
2018	7.076103	5.592011	-20.97%	0
2017	5.640065	7.076103	25.46%	0
2016	6.122927	5.640065	-7.89%	0
2015	6.762797	6.122927	-9.46%	0
2014	7.922344	6.762797	-14.64%	0
2013	6.555049	7.922344	20.86%	0
2012	5.523629	6.555049	18.67%	0
2011	6.672207	5.523629	-17.21%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	9.950826	9.696545	-2.56%	0
2019	7.964570	9.950826	24.94%	0
2018	9.308796	7.964570	-14.44%	0
2017	8.256054	9.308796	12.75%	0
2016	7.306459	8.256054	13.00%	0
2015	7.800968	7.306459	-6.34%	1,452
2014	7.103307	7.800968	9.82%	1,660
2013	5.708598	7.103307	24.43%	0
2012	4.770216	5.708598	19.67%	4,722
2011	5.747651	4.770216	-17.01%	892

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	15.375031	18.290909	18.97%	0
2019	13.498293	15.375031	13.90%	0
2018	14.617498	13.498293	-7.66%	0
2017	13.667409	14.617498	6.95%	0
2016	14.057358	13.667409	-2.77%	0
2015	15.184235	14.057358	-7.42%	545
2014	11.559158	15.184235	31.36%	362
2013	14.495240	11.559158	-20.26%	1,499
2012	14.426719	14.495240	0.47%	226
2011	10.452117	14.426719	38.03%	630
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	23.909301	27.680459	15.77%	59
2019	19.997066	23.909301	19.56%	559
2018	20.249618	19.997066	-1.25%	578
2017	16.894558	20.249618	19.86%	599
2016	19.177338	16.894558	-11.90%	601
2015	18.807080	19.177338	1.97%	1,022
2014	15.470530	18.807080	21.57%	1,149
2013	11.182778	15.470530	38.34%	2,817
2012	9.784760	11.182778	14.29%	6,507
2011	9.580852	9.784760	2.13%	252
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	11.756556	11.414840	-2.91%	0
2019	10.586893	11.756556	11.05%	0
2018	10.949050	10.586893	-3.31%	0
2017	10.502150	10.949050	4.26%	0
2016	9.644619	10.502150	8.89%	211
2015	9.957532	9.644619	-3.14%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2020	27.516397	43.005093	56.29%	0
2019	22.482341	27.516397	22.39%	0
2018	23.812689	22.482341	-5.59%	0
2017	18.220793	23.812689	30.69%	0
2016	17.883152	18.220793	1.89%	0
2015	16.918139	17.883152	5.70%	134
2014	17.010289	16.918139	-0.54%	0
2013	11.530268	17.010289	47.53%	2,293
2012	9.906062	11.530268	16.40%	0
2011	11.529073	9.906062	-14.08%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.213038	0.112704	-47.10%	0
2019	0.341761	0.213038	-37.66%	0
2018	0.345432	0.341761	-1.06%	0
2017	0.580038	0.345432	-40.45%	0
2016	0.845138	0.580038	-31.37%	0
2015	0.942050	0.845138	-10.29%	3,041
2014	1.234414	0.942050	-23.68%	0
2013	2.255222	1.234414	-45.26%	0
2012	2.981611	2.255222	-24.36%	1,597
2011	4.191045	2.981611	-28.86%	3,263
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.329190	1.792910	-23.02%	0
2019	2.753723	2.329190	-15.42%	0
2018	2.720180	2.753723	1.23%	0
2017	3.060284	2.720180	-11.11%	0
2016	3.231991	3.060284	-5.31%	917
2015	3.353984	3.231991	-3.64%	0
2014	4.578991	3.353984	-26.75%	0
2013	4.072462	4.578991	12.44%	6,749
2012	4.450751	4.072462	-8.50%	0
2011	6.558828	4.450751	-32.14%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.343520	0.984352	-26.73%	0
2019	1.728285	1.343520	-22.26%	0
2018	1.597688	1.728285	8.17%	0
2017	1.894318	1.597688	-15.66%	0
2016	2.401181	1.894318	-21.11%	0
2015	2.489496	2.401181	-3.55%	0
2014	2.885588	2.489496	-13.73%	0
2013	4.084142	2.885588	-29.35%	0
2012	5.128705	4.084142	-20.37%	0
2011	5.673302	5.128705	-9.60%	639
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.770634	0.466071	-39.52%	0
2019	1.097414	0.770634	-29.78%	0
2018	1.157147	1.097414	-5.16%	0
2017	1.574346	1.157147	-26.50%	0
2016	1.782816	1.574346	-11.69%	0
2015	2.097601	1.782816	-15.01%	0
2014	2.642635	2.097601	-20.62%	0
2013	3.818367	2.642635	-30.79%	0
2012	4.811761	3.818367	-20.65%	0
2011	5.485012	4.811761	-12.27%	448

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	1.249969	0.843662	-32.51%	0
2019	1.614167	1.249969	-22.56%	0
2018	1.489141	1.614167	8.40%	0
2017	1.764425	1.489141	-15.60%	0
2016	2.268786	1.764425	-22.23%	0
2015	2.323420	2.268786	-2.35%	0
2014	2.612981	2.323420	-11.08%	0
2013	3.873625	2.612981	-32.54%	0
2012	4.852105	3.873625	-20.17%	0
2011	5.383542	4.852105	-9.87%	900
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.505309	1.100946	-26.86%	0
2019	2.001789	1.505309	-24.80%	0
2018	1.974044	2.001789	1.41%	0
2017	2.448298	1.974044	-19.37%	0
2016	2.852078	2.448298	-14.16%	0
2015	3.059370	2.852078	-6.78%	0
2014	3.666152	3.059370	-16.55%	0
2013	5.114484	3.666152	-28.32%	0
2012	6.315784	5.114484	-19.02%	0
2011	7.117727	6.315784	-11.27%	7,829
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	14.343406	19.654100	37.03%	0
2019	10.575956	14.343406	35.62%	0
2018	14.072778	10.575956	-24.85%	0
2017	9.597390	14.072778	46.63%	0
2016	9.036666	9.597390	6.20%	0
2015	8.271365	9.036666	9.25%	257
2014	10.023852	8.271365	-17.48%	0
2013	6.586858	10.023852	52.18%	0
2012	5.622363	6.586858	17.15%	0
2011	8.111549	5.622363	-30.69%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	20.412354	24.096410	18.05%	0
2019	16.185678	20.412354	26.11%	0
2018	19.170480	16.185678	-15.57%	0
2017	16.360239	19.170480	17.18%	0
2016	15.306021	16.360239	6.89%	0
2015	15.642964	15.306021	-2.15%	829
2014	14.918960	15.642964	4.85%	0
2013	10.738934	14.918960	38.92%	984
2012	9.074506	10.738934	18.34%	1,881
2011	9.079370	9.074506	-0.05%	566

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	22.736552	24.550225	7.98%	0
2019	17.124183	22.736552	32.77%	0
2018	21.782269	17.124183	-21.38%	1,668
2017	18.234708	21.782269	19.45%	1,668
2016	14.417491	18.234708	26.48%	1,668
2015	15.640241	14.417491	-7.82%	1,668
2014	14.323600	15.640241	9.19%	1,668
2013	9.773436	14.323600	46.56%	1,668
2012	8.058798	9.773436	21.28%	4,935
2011	8.939636	8.058798	-9.85%	7,050
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	86.634747	157.930535	82.29%	0
2019	49.200979	86.634747	76.08%	590
2018	55.622147	49.200979	-11.54%	590
2017	33.638358	55.622147	65.35%	0
2016	31.461256	33.638358	6.92%	0
2015	28.135894	31.461256	11.82%	148
2014	21.118068	28.135894	33.23%	411
2013	12.012067	21.118068	75.81%	134
2012	9.181212	12.012067	30.83%	2,074
2011	9.475374	9.181212	-3.10%	768
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	34.739690	49.126290	41.41%	0
2019	26.020363	34.739690	33.51%	0
2018	27.169117	26.020363	-4.23%	891
2017	21.239250	27.169117	27.92%	891
2016	20.542444	21.239250	3.39%	0
2015	19.455021	20.542444	5.59%	0
2014	16.980945	19.455021	14.57%	0
2013	12.930594	16.980945	31.32%	0
2012	11.352182	12.930594	13.90%	1,305
2011	11.389613	11.352182	-0.33%	1,048
Rydex Variable Trust - Nova Fund - Q/NQ
2020	25.414337	29.757582	17.09%	0
2019	17.961950	25.414337	41.49%	0
2018	20.535467	17.961950	-12.53%	0
2017	15.973041	20.535467	28.56%	0
2016	14.148544	15.973041	12.90%	291
2015	14.608865	14.148544	-3.15%	168
2014	12.628441	14.608865	15.68%	73
2013	8.688691	12.628441	45.34%	40,462
2012	7.286443	8.688691	19.24%	3,496
2011	7.557314	7.286443	-3.58%	4,191

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	6.028960	7.898793	31.01%	0
2019	4.060667	6.028960	48.47%	0
2018	4.992365	4.060667	-18.66%	0
2017	4.778861	4.992365	4.47%	0
2016	2.959462	4.778861	61.48%	217
2015	4.357335	2.959462	-32.08%	0
2014	5.404472	4.357335	-19.38%	0
2013	10.279624	5.404472	-47.43%	1,491
2012	10.988762	10.279624	-6.45%	1,849
2011	14.852353	10.988762	-26.01%	6,628
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	12.699889	11.667834	-8.13%	0
2019	10.462437	12.699889	21.39%	0
2018	11.575284	10.462437	-9.61%	0
2017	11.124826	11.575284	4.05%	0
2016	10.352384	11.124826	7.46%	0
2015	10.887245	10.352384	-4.91%	0
2014	9.222953	10.887245	18.05%	10,189
2013	9.095839	9.222953	1.40%	0
2012	7.879342	9.095839	15.44%	9,746
2011	7.897936	7.879342	-0.24%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	19.523142	27.362582	40.15%	0
2019	16.078129	19.523142	21.43%	0
2018	17.034600	16.078129	-5.61%	0
2017	15.476795	17.034600	10.07%	0
2016	15.816879	15.476795	-2.15%	0
2015	16.432278	15.816879	-3.75%	0
2014	15.503072	16.432278	5.99%	0
2013	11.702827	15.503072	32.47%	0
2012	10.274261	11.702827	13.90%	0
2011	10.001792	10.274261	2.72%	1,422
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	17.489177	20.479962	17.10%	0
2019	13.244340	17.489177	32.05%	0
2018	16.882851	13.244340	-21.55%	0
2017	14.419568	16.882851	17.08%	0
2016	11.333530	14.419568	27.23%	0
2015	12.778071	11.333530	-11.30%	0
2014	12.560483	12.778071	1.73%	0
2013	8.120240	12.560483	54.68%	0
2012	6.817713	8.120240	19.11%	2,541
2011	7.958488	6.817713	-14.33%	8,664

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	29.879530	34.422754	15.21%	0
2019	18.847158	29.879530	58.54%	0
2018	22.842457	18.847158	-17.49%	0
2017	16.317492	22.842457	39.99%	2,722
2016	13.891661	16.317492	17.46%	2,722
2015	14.480879	13.891661	-4.07%	3,266
2014	11.908530	14.480879	21.60%	0
2013	7.235585	11.908530	64.58%	0
2012	5.732883	7.235585	26.21%	6,264
2011	6.118222	5.732883	-6.30%	8,101
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	23.247025	28.874347	24.21%	91
2019	18.823716	23.247025	23.50%	91
2018	20.451427	18.823716	-7.96%	91
2017	16.852236	20.451427	21.36%	91
2016	16.840326	16.852236	0.07%	1,455
2015	17.078782	16.840326	-1.40%	3,460
2014	15.573481	17.078782	9.67%	2,482
2013	11.296733	15.573481	37.86%	3,214
2012	10.220731	11.296733	10.53%	5,720
2011	10.592174	10.220731	-3.51%	597
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	17.807974	15.536639	-12.75%	102
2019	14.808982	17.807974	20.25%	102
2018	17.515629	14.808982	-15.45%	102
2017	15.496013	17.515629	13.03%	10,090
2016	13.530138	15.496013	14.53%	10,090
2015	15.305676	13.530138	-11.60%	10,090
2014	14.142407	15.305676	8.23%	11,067
2013	9.980026	14.142407	41.71%	14,311
2012	8.370577	9.980026	19.23%	1,080
2011	8.861227	8.370577	-5.54%	680
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	18.628018	23.707922	27.27%	88
2019	16.545965	18.628018	12.58%	689
2018	19.917535	16.545965	-16.93%	711
2017	17.190832	19.917535	15.86%	736
2016	17.158250	17.190832	0.19%	1,542
2015	17.360119	17.158250	-1.16%	1,305
2014	18.076925	17.360119	-3.97%	1,799
2013	13.823640	18.076925	30.77%	2,621
2012	12.211247	13.823640	13.20%	5,641
2011	12.600221	12.211247	-3.09%	518

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	15.737064	16.490020	4.78%	113
2019	13.173629	15.737064	19.46%	113
2018	16.670293	13.173629	-20.98%	113
2017	15.102083	16.670293	10.38%	9,939
2016	12.010628	15.102083	25.74%	10,180
2015	13.969923	12.010628	-14.03%	9,939
2014	13.418610	13.969923	4.11%	9,970
2013	10.128845	13.418610	32.48%	9,826
2012	8.875984	10.128845	14.12%	0
2011	9.799266	8.875984	-9.42%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	18.319388	20.686578	12.92%	105
2019	16.681920	18.319388	9.82%	465
2018	18.801060	16.681920	-11.27%	478
2017	16.601800	18.801060	13.25%	493
2016	14.337645	16.601800	15.79%	999
2015	14.752828	14.337645	-2.81%	855
2014	15.123503	14.752828	-2.45%	1,161
2013	10.971277	15.123503	37.85%	3,115
2012	10.168742	10.971277	7.89%	1,193
2011	10.069631	10.168742	0.98%	500
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	12.160213	11.154049	-8.27%	123
2019	10.329614	12.160213	17.72%	123
2018	13.334779	10.329614	-22.54%	1,938
2017	13.706803	13.334779	-2.71%	4,012
2016	10.664990	13.706803	28.52%	4,196
2015	12.645613	10.664990	-15.66%	4,012
2014	12.795305	12.645613	-1.17%	4,045
2013	9.183357	12.795305	39.33%	3,893
2012	7.820660	9.183357	17.42%	2,531
2011	8.852796	7.820660	-11.66%	2,282
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	6.053719	5.076505	-16.14%	0
2019	5.932113	6.053719	2.05%	0
2018	5.438950	5.932113	9.07%	0
2017	6.770086	5.438950	-19.66%	0
2016	6.485532	6.770086	4.39%	0
2015	5.865293	6.485532	10.57%	0
2014	4.890983	5.865293	19.92%	0
2013	5.167251	4.890983	-5.35%	0
2012	5.652449	5.167251	-8.58%	0
2011	6.051863	5.652449	-6.60%	406

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2020	23.479257	34.184714	45.60%	0
2019	17.223204	23.479257	36.32%	0
2018	17.926104	17.223204	-3.92%	3,429
2017	13.854100	17.926104	29.39%	3,429
2016	12.785353	13.854100	8.36%	3,792
2015	12.962197	12.785353	-1.36%	4,630
2014	12.051784	12.962197	7.55%	4,809
2013	9.124719	12.051784	32.08%	3,361
2012	8.353375	9.124719	9.23%	3,361
2011	9.430360	8.353375	-11.42%	1,671
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	9.182291	9.807828	6.81%	0
2019	8.314423	9.182291	10.44%	0
2018	9.001119	8.314423	-7.63%	106
2017	8.716369	9.001119	3.27%	106
2016	7.610165	8.716369	14.54%	4,354
2015	8.364097	7.610165	-9.01%	0
2014	8.355656	8.364097	0.10%	0
2013	7.291992	8.355656	14.59%	0
2012	7.129137	7.291992	2.28%	0
2011	8.537511	7.129137	-16.50%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	16.353486	22.434291	37.18%	0
2019	13.713754	16.353486	19.25%	0
2018	17.586541	13.713754	-22.02%	0
2017	14.773734	17.586541	19.04%	0
2016	13.119753	14.773734	12.61%	0
2015	15.654616	13.119753	-16.19%	0
2014	13.068050	15.654616	19.79%	1,611
2013	8.892729	13.068050	46.95%	2,484
2012	7.753240	8.892729	14.70%	0
2011	8.941929	7.753240	-13.29%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	19.524740	18.068787	-7.46%	0
2019	16.817391	19.524740	16.10%	0
2018	16.613659	16.817391	1.23%	0
2017	15.339795	16.613659	8.30%	0
2016	13.515588	15.339795	13.50%	1,342
2015	14.956137	13.515588	-9.63%	0
2014	12.475529	14.956137	19.88%	341
2013	11.255141	12.475529	10.84%	0
2012	11.411015	11.255141	-1.37%	1,438
2011	10.058517	11.411015	13.45%	1,716

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	4.777939	5.112662	7.01%	0
2019	5.147442	4.777939	-7.18%	0
2018	5.972177	5.147442	-13.81%	0
2017	5.130786	5.972177	16.40%	0
2016	5.761181	5.130786	-10.94%	0
2015	7.100930	5.761181	-18.87%	423
2014	9.322319	7.100930	-23.83%	0
2013	9.833301	9.322319	-5.20%	0
2012	10.002696	9.833301	-1.69%	0
2011	10.645588	10.002696	-6.04%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	10.380648	10.873541	4.75%	0
2019	10.023303	10.380648	3.57%	0
2018	9.595596	10.023303	4.46%	0
2017	9.590015	9.595596	0.06%	0
2016	9.595830	9.590015	-0.06%	101
2015	9.926717	9.595830	-3.33%	662
2014	10.038075	9.926717	-1.11%	680
2013*	10.000000	10.038075	0.38%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.364970	5.071824	16.19%	0
2019	3.999843	4.364970	9.13%	0
2018	5.717831	3.999843	-30.05%	0
2017	5.962252	5.717831	-4.10%	0
2016	4.252689	5.962252	40.20%	786
2015	6.550757	4.252689	-35.08%	1,215
2014	8.301409	6.550757	-21.09%	1,776
2013	7.698913	8.301409	7.83%	3,085
2012	7.634275	7.698913	0.85%	1,760
2011*	10.000000	7.634275	-23.66%	1,662
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	11.801256	15.959694	35.24%	0
2019	8.719092	11.801256	35.35%	0
2018	10.715967	8.719092	-18.63%	0
2017*	10.000000	10.715967	7.16%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.710269	10.285864	-3.96%	0
2019*	10.000000	10.710269	7.10%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	14.058683	14.975455	6.52%	0
2019	12.198644	14.058683	15.25%	0
2018	13.370268	12.198644	-8.76%	0
2017	11.859304	13.370268	12.74%	0
2016	11.645089	11.859304	1.84%	0
2015	11.791133	11.645089	-1.24%	0
2014	11.290736	11.791133	4.43%	0
2013	9.959482	11.290736	13.37%	0
2012	9.010263	9.959482	10.53%	0
2011*	10.000000	9.010263	-9.90%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.649969	8.620169	-0.34%	0
2019	7.596352	8.649969	13.87%	0
2018*	10.000000	7.596352	-24.04%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.416271	6.143630	-27.00%	0
2019	7.168703	8.416271	17.40%	0
2018	9.073897	7.168703	-21.00%	0
2017	9.384704	9.073897	-3.31%	0
2016	6.835844	9.384704	37.29%	0
2015	11.295000	6.835844	-39.48%	0
2014	10.351677	11.295000	9.11%	0
2013*	10.000000	10.351677	3.52%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	14.691417	15.649018	6.52%	0
2019	10.775242	14.691417	36.34%	0
2018	12.636790	10.775242	-14.73%	0
2017	10.371155	12.636790	21.85%	0
2016	9.851023	10.371155	5.28%	0
2015	10.238489	9.851023	-3.78%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	9.773230	10.439398	6.82%	0
2019	9.204395	9.773230	6.18%	703
2018	9.715594	9.204395	-5.26%	705
2017	9.611116	9.715594	1.09%	776
2016	9.442597	9.611116	1.78%	703
2015	9.929842	9.442597	-4.91%	821
2014	9.859122	9.929842	0.72%	829
2013	11.048852	9.859122	-10.77%	829
2012	10.553384	11.048852	4.69%	20,256
2011*	10.000000	10.553384	5.53%	20,424

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	13.086481	14.266045	9.01%	1,769
2019	10.828597	13.086481	20.85%	1,769
2018	11.926995	10.828597	-9.21%	1,769
2017	10.152035	11.926995	17.48%	2,538
2016	9.174487	10.152035	10.66%	2,822
2015*	10.000000	9.174487	-8.26%	2,443
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	12.709650	12.512926	-1.55%	0
2019	10.261364	12.709650	23.86%	0
2018	11.586269	10.261364	-11.44%	0
2017	10.926649	11.586269	6.04%	9,596
2016	9.301106	10.926649	17.48%	12,368
2015*	10.000000	9.301106	-6.99%	11,802
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	10.841963	11.005820	1.51%	0
2019	9.454218	10.841963	14.68%	0
2018	10.455995	9.454218	-9.58%	0
2017	9.519206	10.455995	9.84%	0
2016	9.406581	9.519206	1.20%	3,543
2015	9.823919	9.406581	-4.25%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	14.932677	18.838439	26.16%	0
2019	11.669442	14.932677	27.96%	0
2018	13.420833	11.669442	-13.05%	0
2017	10.956350	13.420833	22.49%	0
2016	11.032630	10.956350	-0.69%	3,198
2015	11.317800	11.032630	-2.52%	0
2014	11.393523	11.317800	-0.66%	0
2013*	10.000000	11.393523	13.94%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.155892	10.747940	5.83%	0
2019	9.543356	10.155892	6.42%	0
2018	9.860562	9.543356	-3.22%	0
2017	9.798535	9.860562	0.63%	0
2016*	10.000000	9.798535	-2.01%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	11.748422	13.098653	11.49%	0
2019	9.940054	11.748422	18.19%	0
2018	10.753579	9.940054	-7.57%	0
2017	9.613161	10.753579	11.86%	0
2016	9.286853	9.613161	3.51%	0
2015	9.920421	9.286853	-6.39%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.075495	14.213545	0.98%	0
2019	11.326072	14.075495	24.28%	0
2018	12.548854	11.326072	-9.74%	0
2017	11.047778	12.548854	13.59%	0
2016*	10.000000	11.047778	10.48%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	13.182508	15.514770	17.69%	0
2019	11.481821	13.182508	14.81%	0
2018	12.743776	11.481821	-9.90%	0
2017	11.493940	12.743776	10.87%	0
2016	11.355726	11.493940	1.22%	0
2015	11.764717	11.355726	-3.48%	0
2014	11.837677	11.764717	-0.62%	0
2013	10.611419	11.837677	11.56%	0
2012	9.897656	10.611419	7.21%	0
2011	10.534391	9.897656	-6.04%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.424531	13.064313	5.15%	9,119
2019	10.632099	12.424531	16.86%	9,103
2018	12.935427	10.632099	-17.81%	11,652
2017	11.531665	12.935427	12.17%	11,865
2016	10.265863	11.531665	12.33%	12,413
2015	10.800903	10.265863	-4.95%	12,471
2014*	10.000000	10.800903	8.01%	13,053
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.765313	11.158163	3.65%	0
2019	9.475661	10.765313	13.61%	0
2018	10.124870	9.475661	-6.41%	0
2017*	10.000000	10.124870	1.25%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	4.782005	4.593431	-3.94%	0
2019	4.597069	4.782005	4.02%	0
2018	5.337933	4.597069	-13.88%	0
2017	5.392656	5.337933	-1.01%	0
2016	4.937087	5.392656	9.23%	0
2015	6.760572	4.937087	-26.97%	0
2014	8.355434	6.760572	-19.09%	0
2013	9.550693	8.355434	-12.51%	0
2012	10.005843	9.550693	-4.55%	0
2011	11.748196	10.005843	-14.83%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.354300	10.297280	-0.55%	0
2019	9.917738	10.354300	4.40%	0
2018	10.182191	9.917738	-2.60%	0
2017	10.095033	10.182191	0.86%	225
2016	9.503040	10.095033	6.23%	225
2015*	10.000000	9.503040	-4.97%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.301052	13.144879	27.61%	0
2019	8.177759	10.301052	25.96%	0
2018*	10.000000	8.177759	-18.22%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	13.108315	14.638408	11.67%	0
2019	11.392353	13.108315	15.06%	0
2018	12.381317	11.392353	-7.99%	0
2017	11.163604	12.381317	10.91%	0
2016	11.132926	11.163604	0.28%	0
2015	11.425295	11.132926	-2.56%	0
2014	11.103310	11.425295	2.90%	0
2013	9.873431	11.103310	12.46%	0
2012	9.023166	9.873431	9.42%	0
2011*	10.000000	9.023166	-9.77%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.212012	15.732207	19.08%	1,789
2019	10.917851	13.212012	21.01%	1,789
2018	11.719904	10.917851	-6.84%	0
2017	10.351244	11.719904	13.22%	0
2016*	10.000000	10.351244	3.51%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	12.819910	13.304423	3.78%	780
2019	10.344471	12.819910	23.93%	1,210
2018	11.601801	10.344471	-10.84%	1,397
2017	10.562233	11.601801	9.84%	1,818
2016	9.202554	10.562233	14.78%	9,570
2015*	10.000000	9.202554	-7.97%	2,709
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.217910	14.915161	4.90%	0
2019	11.244855	14.217910	26.44%	0
2018	12.702595	11.244855	-11.48%	0
2017	11.171500	12.702595	13.71%	0
2016*	10.000000	11.171500	11.72%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	16.645483	23.297634	39.96%	7,455
2019	12.742684	16.645483	30.63%	7,944
2018	13.128096	12.742684	-2.94%	8,560
2017	9.986566	13.128096	31.46%	9,285
2016	10.185918	9.986566	-1.96%	9,790
2015*	10.000000	10.185918	1.86%	9,810
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	11.028528	11.013381	-0.14%	4,712
2019	9.855637	11.028528	11.90%	4,522
2018	10.490242	9.855637	-6.05%	4,359
2017	10.062743	10.490242	4.25%	4,279
2016	9.039204	10.062743	11.32%	4,711
2015*	10.000000	9.039204	-9.61%	4,809
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.351493	11.017605	6.43%	0
2019	9.704263	10.351493	6.67%	0
2018	10.033466	9.704263	-3.28%	0
2017	9.895011	10.033466	1.40%	0
2016*	10.000000	9.895011	-1.05%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.060472	10.051471	-9.12%	0
2019	9.226610	11.060472	19.88%	0
2018	10.117726	9.226610	-8.81%	0
2017*	10.000000	10.117726	1.18%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	10.649742	11.126946	4.48%	0
2019	9.870962	10.649742	7.89%	0
2018	10.419613	9.870962	-5.27%	0
2017	9.936265	10.419613	4.86%	0
2016	9.433922	9.936265	5.32%	0
2015	9.866856	9.433922	-4.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.312086	16.682519	8.95%	0
2019	13.102572	15.312086	16.86%	0
2018	14.875869	13.102572	-11.92%	0
2017	13.624143	14.875869	9.19%	0
2016	12.345296	13.624143	10.36%	0
2015	13.500773	12.345296	-8.56%	0
2014	13.463531	13.500773	0.28%	0
2013	11.156577	13.463531	20.68%	0
2012	9.921983	11.156577	12.44%	0
2011	10.335263	9.921983	-4.00%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	12.143155	11.921672	-1.82%	0
2019	10.731179	12.143155	13.16%	58
2018	11.503014	10.731179	-6.71%	60
2017	10.756578	11.503014	6.94%	63
2016	9.674815	10.756578	11.18%	3,247
2015	10.676086	9.674815	-9.38%	210
2014	10.466712	10.676086	2.00%	5,613
2013*	10.000000	10.466712	4.67%	5,670
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	13.339402	12.425324	-6.85%	0
2019	11.000695	13.339402	21.26%	0
2018	12.710284	11.000695	-13.45%	0
2017	12.003184	12.710284	5.89%	0
2016	10.973941	12.003184	9.38%	0
2015	11.681794	10.973941	-6.06%	0
2014	11.334320	11.681794	3.07%	0
2013*	10.000000	11.334320	13.34%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.200274	8.496468	-7.65%	0
2019	9.249984	9.200274	-0.54%	0
2018	9.308142	9.249984	-0.62%	0
2017	9.365791	9.308142	-0.62%	0
2016	9.331067	9.365791	0.37%	0
2015*	10.000000	9.331067	-6.69%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	10.893063	11.057631	1.51%	0
2019	9.980966	10.893063	9.14%	0
2018	10.702406	9.980966	-6.74%	0
2017	9.703688	10.702406	10.29%	0
2016	9.538074	9.703688	1.74%	0
2015	10.386928	9.538074	-8.17%	0
2014	10.248893	10.386928	1.35%	0
2013*	10.000000	10.248893	2.49%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.205780	9.009973	-2.13%	0
2019	9.269984	9.205780	-0.69%	0
2018	9.380691	9.269984	-1.18%	0
2017	9.501245	9.380691	-1.27%	3,389
2016	9.651458	9.501245	-1.56%	4,429
2015	9.955195	9.651458	-3.05%	4,429
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.898375	10.299405	4.05%	0
2019	9.329154	9.898375	6.10%	0
2018*	10.000000	9.329154	-6.71%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	5.702011	5.703852	0.03%	0
2019	5.407906	5.702011	5.44%	0
2018	6.097873	5.407906	-11.31%	0
2017	5.752741	6.097873	6.00%	0
2016	6.921895	5.752741	-16.89%	0
2015	7.210991	6.921895	-4.01%	0
2014	6.598493	7.210991	9.28%	0
2013	6.596899	6.598493	0.02%	0
2012	7.620377	6.596899	-13.43%	0
2011	8.553267	7.620377	-10.91%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	9.740237	9.964817	2.31%	0
2019	9.465756	9.740237	2.90%	0
2018	11.152589	9.465756	-15.13%	0
2017	9.958533	11.152589	11.99%	0
2016	10.146690	9.958533	-1.85%	3,528
2015	10.277343	10.146690	-1.27%	0
2014	10.254285	10.277343	0.22%	0
2013	8.953968	10.254285	14.52%	0
2012	8.794436	8.953968	1.81%	0
2011	9.652953	8.794436	-8.89%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	7.518933	7.872581	4.70%	0
2019	7.343575	7.518933	2.39%	0
2018	7.935642	7.343575	-7.46%	0
2017	7.850089	7.935642	1.09%	0
2016	8.089941	7.850089	-2.96%	8,617
2015	8.146756	8.089941	-0.70%	0
2014	7.983640	8.146756	2.04%	0
2013	8.055177	7.983640	-0.89%	0
2012	8.082407	8.055177	-0.34%	0
2011	8.018027	8.082407	0.80%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	10.706567	10.439633	-2.49%	0
2019	10.205097	10.706567	4.91%	0
2018	10.553105	10.205097	-3.30%	0
2017	10.460737	10.553105	0.88%	36
2016	9.881993	10.460737	5.86%	0
2015	10.062088	9.881993	-1.79%	0
2014	10.080079	10.062088	-0.18%	0
2013*	10.000000	10.080079	0.80%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	11.384410	12.208722	7.24%	0
2019	10.163652	11.384410	12.01%	0
2018	11.175823	10.163652	-9.06%	0
2017	10.435530	11.175823	7.09%	0
2016	9.597148	10.435530	8.74%	3,413
2015	10.296390	9.597148	-6.79%	0
2014	9.989956	10.296390	3.07%	0
2013*	10.000000	9.989956	-0.10%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	15.966690	19.823352	24.15%	255
2019	12.457583	15.966690	28.17%	255
2018	14.755251	12.457583	-15.57%	255
2017	11.100574	14.755251	32.92%	4,901
2016	11.402353	11.100574	-2.65%	4,620
2015	11.280487	11.402353	1.08%	4,779
2014	11.336666	11.280487	-0.50%	4,333
2013*	10.000000	11.336666	13.37%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	13.147178	14.597475	11.03%	0
2019	11.072789	13.147178	18.73%	0
2018	12.011696	11.072789	-7.82%	0
2017	10.415501	12.011696	15.33%	0
2016	10.963413	10.415501	-5.00%	0
2015	12.268642	10.963413	-10.64%	0
2014	13.282707	12.268642	-7.63%	530
2013	10.887014	13.282707	22.01%	559
2012	9.369982	10.887014	16.19%	0
2011	10.356074	9.369982	-9.52%	2,106
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.497783	9.142166	-3.74%	0
2019	8.245430	9.497783	15.19%	0
2018	10.385412	8.245430	-20.61%	0
2017	8.332214	10.385412	24.64%	456
2016	7.074978	8.332214	17.77%	465
2015	9.077106	7.074978	-22.06%	0
2014	9.762653	9.077106	-7.02%	0
2013*	10.000000	9.762653	-2.37%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	10.791488	11.270828	4.44%	0
2019	9.707726	10.791488	11.16%	0
2018	10.390712	9.707726	-6.57%	0
2017	9.828150	10.390712	5.72%	0
2016	8.737539	9.828150	12.48%	0
2015	9.541630	8.737539	-8.43%	0
2014	9.936292	9.541630	-3.97%	0
2013*	10.000000	9.936292	-0.64%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.218968	10.703509	4.74%	0
2019	9.667907	10.218968	5.70%	0
2018	10.020058	9.667907	-3.51%	0
2017	9.893967	10.020058	1.27%	0
2016*	10.000000	9.893967	-1.06%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.333056	17.624095	32.18%	0
2019	11.205961	13.333056	18.98%	0
2018	11.800520	11.205961	-5.04%	0
2017	10.843844	11.800520	8.82%	0
2016*	10.000000	10.843844	8.44%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	11.792431	12.185868	3.34%	0
2019	10.581459	11.792431	11.44%	0
2018	11.401912	10.581459	-7.20%	0
2017	10.574083	11.401912	7.83%	0
2016	10.232398	10.574083	3.34%	0
2015	10.762858	10.232398	-4.93%	0
2014	10.589067	10.762858	1.64%	0
2013	10.005805	10.589067	5.83%	0
2012	9.392816	10.005805	6.53%	0
2011*	10.000000	9.392816	-6.07%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	11.752150	12.092335	2.89%	0
2019	10.557488	11.752150	11.32%	433
2018	11.650497	10.557488	-9.38%	435
2017	10.903224	11.650497	6.85%	433
2016	10.112055	10.903224	7.82%	434
2015	10.494746	10.112055	-3.65%	490
2014	10.461475	10.494746	0.32%	494
2013	11.759516	10.461475	-11.04%	496
2012	10.232548	11.759516	14.92%	0
2011*	10.000000	10.232548	2.33%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.169638	11.694937	-3.90%	0
2019	9.761387	12.169638	24.67%	0
2018	10.870782	9.761387	-10.21%	0
2017	9.906035	10.870782	9.74%	0
2016	8.836663	9.906035	12.10%	2,908
2015	10.524782	8.836663	-16.04%	0
2014*	10.000000	10.524782	5.25%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	12.330679	10.236762	-16.98%	0
2019	10.712631	12.330679	15.10%	178
2018	11.970582	10.712631	-10.51%	179
2017	11.190317	11.970582	6.97%	181
2016	11.128829	11.190317	0.55%	3,161
2015	11.578435	11.128829	-3.88%	282
2014	10.430475	11.578435	11.01%	291
2013	10.423405	10.430475	0.07%	307
2012	8.227511	10.423405	26.69%	0
2011*	10.000000	8.227511	-17.72%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	12.145874	13.126788	8.08%	0
2019	10.580136	12.145874	14.80%	0
2018	11.625955	10.580136	-9.00%	0
2017	10.281653	11.625955	13.07%	0
2016	9.995426	10.281653	2.86%	0
2015	10.967969	9.995426	-8.87%	0
2014	11.029063	10.967969	-0.55%	0
2013	9.772326	11.029063	12.86%	0
2012	8.815981	9.772326	10.85%	0
2011*	10.000000	8.815981	-11.84%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	14.788865	21.738237	46.99%	0
2019	11.418418	14.788865	29.52%	0
2018	14.056181	11.418418	-18.77%	0
2017	11.483080	14.056181	22.41%	33
2016	12.075196	11.483080	-4.90%	68
2015	12.466494	12.075196	-3.14%	0
2014	12.961440	12.466494	-3.82%	0
2013	10.979482	12.961440	18.05%	0
2012	9.748619	10.979482	12.63%	0
2011	11.062841	9.748619	-11.88%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	16.552681	18.075157	9.20%	3,196
2019	14.055868	16.552681	17.76%	3,863
2018	15.173886	14.055868	-7.37%	3,165
2017	13.439275	15.173886	12.91%	5,827
2016	12.644881	13.439275	6.28%	7,808
2015	12.842735	12.644881	-1.54%	3,026
2014	12.545946	12.842735	2.37%	3,438
2013	10.437219	12.545946	20.20%	0
2012	9.251430	10.437219	12.82%	0
2011*	10.000000	9.251430	-7.49%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.141309	10.289213	1.46%	0
2019	9.527732	10.141309	6.44%	0
2018	10.008107	9.527732	-4.80%	0
2017	9.652824	10.008107	3.68%	504
2016	9.111746	9.652824	5.94%	527
2015	9.623561	9.111746	-5.32%	0
2014	9.501317	9.623561	1.29%	0
2013*	10.000000	9.501317	-4.99%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	16.674712	17.941225	7.60%	0
2019	13.226072	16.674712	26.07%	0
2018	13.567604	13.226072	-2.52%	0
2017	11.544951	13.567604	17.52%	0
2016	10.629502	11.544951	8.61%	0
2015	10.801029	10.629502	-1.59%	0
2014*	10.000000	10.801029	8.01%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.559227	12.909791	11.68%	0
2019	10.314124	11.559227	12.07%	0
2018	11.559344	10.314124	-10.77%	0
2017	10.009643	11.559344	15.48%	0
2016*	10.000000	10.009643	0.10%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.616071	19.332873	9.75%	0
2019	14.575385	17.616071	20.86%	0
2018	16.751415	14.575385	-12.99%	0
2017	14.340354	16.751415	16.81%	0
2016	13.571900	14.340354	5.66%	0
2015	14.168451	13.571900	-4.21%	0
2014	13.906418	14.168451	1.88%	0
2013	11.015861	13.906418	26.24%	0
2012	9.727618	11.015861	13.24%	0
2011	10.656326	9.727618	-8.72%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.887209	14.850748	6.94%	931
2019	12.259720	13.887209	13.28%	846
2018	13.411962	12.259720	-8.59%	760
2017	12.275445	13.411962	9.26%	663
2016	11.864597	12.275445	3.46%	543
2015	12.299143	11.864597	-3.53%	438
2014	12.094740	12.299143	1.69%	333
2013	10.819019	12.094740	11.79%	0
2012	9.991890	10.819019	8.28%	0
2011	10.387259	9.991890	-3.81%	444

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.777718	17.147306	8.68%	0
2019	13.458218	15.777718	17.23%	1,665
2018	15.031924	13.458218	-10.47%	1,665
2017	13.312098	15.031924	12.92%	1,665
2016	12.721078	13.312098	4.65%	1,665
2015	13.223003	12.721078	-3.80%	1,665
2014	12.953574	13.223003	2.08%	1,665
2013	10.957596	12.953574	18.22%	2,000
2012	9.889941	10.957596	10.80%	0
2011	10.505217	9.889941	-5.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.434006	11.994658	4.90%	0
2019	10.596446	11.434006	7.90%	0
2018	11.160438	10.596446	-5.05%	0
2017	10.761510	11.160438	3.71%	0
2016	10.550004	10.761510	2.00%	0
2015	10.900532	10.550004	-3.22%	0
2014	10.819052	10.900532	0.75%	0
2013	10.574817	10.819052	2.31%	0
2012	10.090008	10.574817	4.80%	0
2011	10.204128	10.090008	-1.12%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.067885	11.335260	2.42%	0
2019	9.970461	11.067885	11.01%	0
2018	10.998894	9.970461	-9.35%	0
2017	9.828746	10.998894	11.91%	0
2016	9.549410	9.828746	2.93%	0
2015	10.233752	9.549410	-6.69%	0
2014	10.264189	10.233752	-0.30%	0
2013*	10.000000	10.264189	2.64%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.448304	11.983596	4.68%	0
2019	10.173546	11.448304	12.53%	0
2018	11.230275	10.173546	-9.41%	0
2017	9.777757	11.230275	14.86%	0
2016	9.441231	9.777757	3.56%	0
2015	10.179811	9.441231	-7.26%	0
2014	10.336096	10.179811	-1.51%	0
2013*	10.000000	10.336096	3.36%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.847310	16.023604	7.92%	99
2019	12.889267	14.847310	15.19%	471
2018	14.230135	12.889267	-9.42%	498
2017	12.805129	14.230135	11.13%	4,970
2016	12.303393	12.805129	4.08%	5,403
2015	12.754842	12.303393	-3.54%	7,258
2014	12.510164	12.754842	1.96%	7,701
2013	10.891633	12.510164	14.86%	5,852
2012	9.941754	10.891633	9.55%	3,882
2011	10.439662	9.941754	-4.77%	4,360
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.533776	18.096851	9.45%	0
2019	13.873449	16.533776	19.18%	0
2018	15.725795	13.873449	-11.78%	0
2017	13.659565	15.725795	15.13%	2,563
2016	13.020404	13.659565	4.91%	2,563
2015	13.558745	13.020404	-3.97%	2,563
2014	13.299718	13.558745	1.95%	2,563
2013	10.975991	13.299718	21.17%	2,563
2012	9.825004	10.975991	11.71%	0
2011	10.570239	9.825004	-7.05%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.103819	13.933179	6.33%	265
2019	11.758166	13.103819	11.44%	265
2018	12.664634	11.758166	-7.16%	265
2017	11.819940	12.664634	7.15%	265
2016	11.436236	11.819940	3.36%	243
2015	11.855781	11.436236	-3.54%	1,347
2014	11.682854	11.855781	1.48%	1,759
2013	10.771776	11.682854	8.46%	1,310
2012	10.040209	10.771776	7.29%	0
2011	10.324996	10.040209	-2.76%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.110359	10.567052	4.52%	0
2019	9.566313	10.110359	5.69%	0
2018	9.848841	9.566313	-2.87%	0
2017	9.794971	9.848841	0.55%	0
2016	9.823246	9.794971	-0.29%	0
2015	10.060863	9.823246	-2.36%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.720735	17.21%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	10.538293	11.203725	6.31%	0
2019	9.862309	10.538293	6.85%	0
2018	10.265811	9.862309	-3.93%	0
2017	10.146094	10.265811	1.18%	0
2016	10.069607	10.146094	0.76%	117
2015	10.381516	10.069607	-3.00%	0
2014	10.152108	10.381516	2.26%	0
2013	10.630230	10.152108	-4.50%	0
2012	10.178930	10.630230	4.43%	0
2011*	10.000000	10.178930	1.79%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.405127	10.524655	1.15%	0
2019	10.012493	10.405127	3.92%	0
2018*	10.000000	10.012493	0.12%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	10.969626	12.117597	10.46%	0
2019	9.151103	10.969626	19.87%	212
2018	11.367060	9.151103	-19.49%	218
2017	8.238267	11.367060	37.98%	208
2016	7.843600	8.238267	5.03%	231
2015	9.576778	7.843600	-18.10%	437
2014*	10.000000	9.576778	-4.23%	4,294
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.363399	11.745767	3.36%	0
2019	10.157434	11.363399	11.87%	0
2018	10.741490	10.157434	-5.44%	0
2017	10.318867	10.741490	4.10%	0
2016	9.270337	10.318867	11.31%	0
2015	9.762636	9.270337	-5.04%	0
2014*	10.000000	9.762636	-2.37%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	9.692356	10.024910	3.43%	105
2019	9.354308	9.692356	3.61%	211
2018	9.600102	9.354308	-2.56%	319
2017	9.644539	9.600102	-0.46%	493
2016	9.818323	9.644539	-1.77%	811
2015	10.081069	9.818323	-2.61%	1,009
2014*	10.000000	10.081069	0.81%	965

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	7.977876	7.792652	-2.32%	1,293
2019	8.059322	7.977876	-1.01%	1,582
2018	8.174142	8.059322	-1.40%	1,935
2017	8.365083	8.174142	-2.28%	1,826
2016	8.578805	8.365083	-2.49%	4,319
2015	8.798772	8.578805	-2.50%	19,371
2014	9.024379	8.798772	-2.50%	25,791
2013	9.255772	9.024379	-2.50%	24,678
2012	9.493753	9.255772	-2.51%	20,233
2011	9.736499	9.493753	-2.49%	20,868
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.214244	11.757649	4.85%	0
2019	9.445531	11.214244	18.73%	0
2018	11.241588	9.445531	-15.98%	0
2017	9.231564	11.241588	21.77%	41
2016	9.381040	9.231564	-1.59%	87
2015	9.714853	9.381040	-3.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.094122	14.403041	10.00%	0
2019	10.853953	13.094122	20.64%	0
2018	12.215587	10.853953	-11.15%	0
2017	10.578289	12.215587	15.48%	0
2016	9.910436	10.578289	6.74%	0
2015	10.267059	9.910436	-3.47%	0
2014*	10.000000	10.267059	2.67%	202
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	11.598677	12.372487	6.67%	0
2019	10.313786	11.598677	12.46%	0
2018	11.118971	10.313786	-7.24%	0
2017	10.261078	11.118971	8.36%	0
2016	9.899514	10.261078	3.65%	0
2015	10.171020	9.899514	-2.67%	0
2014*	10.000000	10.171020	1.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	12.461686	13.561896	8.83%	0
2019	10.656263	12.461686	16.94%	0
2018	11.687342	10.656263	-8.82%	0
2017	10.440075	11.687342	11.95%	0
2016	9.937874	10.440075	5.05%	0
2015	10.247218	9.937874	-3.02%	0
2014*	10.000000	10.247218	2.47%	1,530

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	10.549633	10.976639	4.05%	1,218
2019	9.878414	10.549633	6.79%	3,457
2018	10.319226	9.878414	-4.27%	4,676
2017	10.014001	10.319226	3.05%	7,341
2016	9.850070	10.014001	1.66%	10,200
2015	10.075966	9.850070	-2.24%	5,116
2014*	10.000000	10.075966	0.76%	5,810
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.213900	11.432165	1.95%	0
2019	10.178392	11.213900	10.17%	0
2018	11.063265	10.178392	-8.00%	0
2017	9.949995	11.063265	11.19%	0
2016	9.653400	9.949995	3.07%	0
2015	10.232616	9.653400	-5.66%	0
2014	10.243442	10.232616	-0.11%	0
2013*	10.000000	10.243442	2.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.719090	12.149170	3.67%	0
2019	10.429261	11.719090	12.37%	0
2018	11.387674	10.429261	-8.42%	0
2017	9.985006	11.387674	14.05%	0
2016	9.574771	9.985006	4.28%	0
2015	10.224710	9.574771	-6.36%	0
2014	10.308179	10.224710	-0.81%	0
2013*	10.000000	10.308179	3.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.076841	12.993031	7.59%	970
2019	10.519730	12.076841	14.80%	1,074
2018	11.440871	10.519730	-8.05%	1,181
2017	10.390207	11.440871	10.11%	1,297
2016	9.945468	10.390207	4.47%	1,567
2015	10.234757	9.945468	-2.83%	5,683
2014*	10.000000	10.234757	2.35%	10,273
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	12.741867	13.954978	9.52%	0
2019	10.727025	12.741867	18.78%	0
2018	11.925111	10.727025	-10.05%	0
2017	10.481723	11.925111	13.77%	0
2016	9.909261	10.481723	5.78%	0
2015	10.238096	9.909261	-3.21%	0
2014*	10.000000	10.238096	2.38%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.293276	11.952690	5.84%	342
2019	10.206641	11.293276	10.65%	342
2018	10.875716	10.206641	-6.15%	342
2017	10.213018	10.875716	6.49%	342
2016	9.909035	10.213018	3.07%	297
2015	10.166234	9.909035	-2.53%	1,593
2014*	10.000000	10.166234	1.66%	7,135
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.388312	10.850271	4.45%	0
2019*	10.000000	10.388312	3.88%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.686690	12.061725	12.87%	0
2019*	10.000000	10.686690	6.87%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	24.345592	30.838471	26.67%	4,943
2019	19.175241	24.345592	26.96%	4,943
2018	20.351713	19.175241	-5.78%	6,730
2017	16.070178	20.351713	26.64%	6,848
2016	16.159492	16.070178	-0.55%	7,205
2015	16.070887	16.159492	0.55%	8,899
2014	14.964313	16.070887	7.39%	9,618
2013	11.418315	14.964313	31.06%	0
2012	10.084130	11.418315	13.23%	0
2011	10.687639	10.084130	-5.65%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.217006	18.741278	15.57%	9,373
2019	12.111245	16.217006	33.90%	9,064
2018	12.618012	12.111245	-4.02%	9,307
2017	10.183859	12.618012	23.90%	9,116
2016*	10.000000	10.183859	1.84%	9,728
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.760152	17.60%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	13.463352	14.848346	10.29%	0
2019	10.989556	13.463352	22.51%	0
2018	12.721275	10.989556	-13.61%	0
2017	11.268385	12.721275	12.89%	0
2016	9.607202	11.268385	17.29%	1,522
2015	10.109763	9.607202	-4.97%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.492501	20.715212	-3.62%	0
2019	17.799123	21.492501	20.75%	0
2018	21.024116	17.799123	-15.34%	0
2017	18.940396	21.024116	11.00%	322
2016	16.518380	18.940396	14.66%	322
2015	17.445405	16.518380	-5.31%	0
2014	15.290241	17.445405	14.10%	0
2013	11.558333	15.290241	32.29%	0
2012	10.189794	11.558333	13.43%	0
2011	10.698933	10.189794	-4.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	16.431320	22.571408	37.37%	0
2019	12.417844	16.431320	32.32%	0
2018	13.836874	12.417844	-10.26%	0
2017	11.359206	13.836874	21.81%	8,387
2016	10.756349	11.359206	5.60%	8,387
2015	10.949398	10.756349	-1.76%	8,387
2014*	10.000000	10.949398	9.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	11.977670	12.279956	2.52%	0
2019	10.323275	11.977670	16.03%	0
2018	12.751437	10.323275	-19.04%	0
2017	11.990680	12.751437	6.34%	333
2016	9.764889	11.990680	22.79%	1,018
2015	10.657161	9.764889	-8.37%	0
2014*	10.000000	10.657161	6.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	13.712705	16.403540	19.62%	0
2019	11.193378	13.712705	22.51%	0
2018	13.142644	11.193378	-14.83%	0
2017	11.876741	13.142644	10.66%	0
2016	9.916242	11.876741	19.77%	0
2015	10.339622	9.916242	-4.09%	0
2014*	10.000000	10.339622	3.40%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.365634	16.989130	10.57%	0
2019	12.303852	15.365634	24.88%	0
2018	13.286544	12.303852	-7.40%	0
2017	10.921855	13.286544	21.65%	0
2016*	10.000000	10.921855	9.22%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	13.719006	12.613747	-8.06%	338
2019	10.786666	13.719006	27.18%	528
2018	11.532798	10.786666	-6.47%	680
2017	11.143059	11.532798	3.50%	956
2016	10.662600	11.143059	4.51%	1,221
2015	11.592205	10.662600	-8.02%	1,218
2014	9.244676	11.592205	25.39%	2,723
2013*	10.000000	9.244676	-7.55%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	15.278043	17.606250	15.24%	1,566
2019	11.947343	15.278043	27.88%	1,566
2018	12.848903	11.947343	-7.02%	0
2017	10.842854	12.848903	18.50%	61
2016	9.958407	10.842854	8.88%	5,317
2015	10.096321	9.958407	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.144491	9.168373	0.26%	0
2019	9.010667	9.144491	1.49%	0
2018	9.167789	9.010667	-1.71%	0
2017	9.256033	9.167789	-0.95%	115
2016	9.261924	9.256033	-0.06%	282
2015	9.531935	9.261924	-2.83%	0
2014	9.728296	9.531935	-2.02%	0
2013	9.967242	9.728296	-2.40%	0
2012	9.875503	9.967242	0.93%	0
2011*	10.000000	9.875503	-1.24%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.064283	15.198495	16.34%	0
2019	10.722796	13.064283	21.84%	0
2018	12.406796	10.722796	-13.57%	0
2017	11.143677	12.406796	11.33%	0
2016	9.455177	11.143677	17.86%	0
2015	10.195395	9.455177	-7.26%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	23.949998	37.479095	56.49%	0
2019	17.951178	23.949998	33.42%	0
2018	19.810535	17.951178	-9.39%	0
2017	15.931967	19.810535	24.34%	5,761
2016	15.406385	15.931967	3.41%	5,761
2015	15.856307	15.406385	-2.84%	5,761
2014	15.679703	15.856307	1.13%	0
2013	11.602317	15.679703	35.14%	0
2012	10.380360	11.602317	11.77%	0
2011	11.141957	10.380360	-6.84%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	9.549904	10.080131	5.55%	0
2019	8.498006	9.549904	12.38%	0
2018	9.351428	8.498006	-9.13%	0
2017	8.989856	9.351428	4.02%	0
2016	9.279555	8.989856	-3.12%	0
2015	10.024829	9.279555	-7.43%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	10.157088	10.418206	2.57%	0
2019	9.066947	10.157088	12.02%	0
2018	10.179309	9.066947	-10.93%	0
2017	9.460396	10.179309	7.60%	0
2016	8.883632	9.460396	6.49%	0
2015	9.834501	8.883632	-9.67%	0
2014	10.116647	9.834501	-2.79%	0
2013*	10.000000	10.116647	1.17%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	9.100539	9.087905	-0.14%	0
2019	9.066031	9.100539	0.38%	0
2018	9.901746	9.066031	-8.44%	0
2017	9.871764	9.901746	0.30%	348
2016	8.944182	9.871764	10.37%	348
2015	9.477733	8.944182	-5.63%	0
2014	9.586340	9.477733	-1.13%	0
2013*	10.000000	9.586340	-4.14%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.952966	11.523666	5.21%	0
2019	10.053187	10.952966	8.95%	0
2018	10.906513	10.053187	-7.82%	0
2017	9.865459	10.906513	10.55%	0
2016	8.961212	9.865459	10.09%	7,111
2015	10.120992	8.961212	-11.46%	0
2014	10.333521	10.120992	-2.06%	0
2013	10.586921	10.333521	-2.39%	0
2012	9.458470	10.586921	11.93%	0
2011*	10.000000	9.458470	-5.42%	2,191
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.435097	5.364298	-1.30%	0
2019	5.006191	5.435097	8.57%	104
2018	5.985396	5.006191	-16.36%	100
2017	6.015318	5.985396	-0.50%	96
2016	5.370439	6.015318	12.01%	91
2015	7.409958	5.370439	-27.52%	299
2014	9.339080	7.409958	-20.66%	222
2013	11.231335	9.339080	-16.85%	196
2012	10.958474	11.231335	2.49%	0
2011	12.155868	10.958474	-9.85%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	10.002155	10.210017	2.08%	0
2019	9.785653	10.002155	2.21%	0
2018	9.945820	9.785653	-1.61%	0
2017	9.723135	9.945820	2.29%	0
2016	9.530224	9.723135	2.02%	0
2015	9.952529	9.530224	-4.24%	0
2014	9.915868	9.952529	0.37%	0
2013*	10.000000	9.915868	-0.84%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	13.070741	13.582492	3.92%	0
2019	11.692630	13.070741	11.79%	0
2018	12.602218	11.692630	-7.22%	0
2017	11.773023	12.602218	7.04%	0
2016	10.664896	11.773023	10.39%	0
2015	11.203335	10.664896	-4.81%	0
2014	11.331435	11.203335	-1.13%	0
2013	12.502347	11.331435	-9.37%	0
2012	10.889116	12.502347	14.82%	295
2011	10.514541	10.889116	3.56%	1,041
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.120064	10.854248	7.25%	0
2019	9.790246	10.120064	3.37%	552
2018	10.492829	9.790246	-6.70%	550
2017	9.916169	10.492829	5.82%	550
2016	9.783998	9.916169	1.35%	549
2015	10.467579	9.783998	-6.53%	839
2014	10.509129	10.467579	-0.40%	850
2013	11.788426	10.509129	-10.85%	841
2012	11.314990	11.788426	4.18%	0
2011	10.799156	11.314990	4.78%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	14.090319	14.509197	2.97%	0
2019	12.609126	14.090319	11.75%	218
2018	13.300206	12.609126	-5.20%	220
2017	12.805997	13.300206	3.86%	220
2016	11.689346	12.805997	9.55%	3,072
2015	12.204985	11.689346	-4.22%	269
2014	12.125936	12.204985	0.65%	273
2013	11.774014	12.125936	2.99%	274
2012	10.575541	11.774014	11.33%	0
2011	10.506208	10.575541	0.66%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.644126	11.040761	3.73%	0
2019	10.065556	10.644126	5.75%	0
2018	10.295609	10.065556	-2.23%	0
2017*	10.000000	10.295609	2.96%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.382751	10.674606	2.81%	0
2019	9.961408	10.382751	4.23%	0
2018	10.016335	9.961408	-0.55%	0
2017*	10.000000	10.016335	0.16%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	9.976542	10.764257	7.90%	0
2019	9.570311	9.976542	4.24%	0
2018	10.233936	9.570311	-6.48%	0
2017	9.478162	10.233936	7.97%	0
2016	9.446258	9.478162	0.34%	3,339
2015	10.437394	9.446258	-9.50%	0
2014	10.672892	10.437394	-2.21%	0
2013	11.715945	10.672892	-8.90%	0
2012	11.419654	11.715945	2.59%	185
2011	10.802492	11.419654	5.71%	195
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.055673	9.084409	0.32%	0
2019	8.937190	9.055673	1.33%	0
2018	9.145937	8.937190	-2.28%	0
2017	9.263796	9.145937	-1.27%	17,521
2016	9.378279	9.263796	-1.22%	22,924
2015	9.598700	9.378279	-2.30%	22,822
2014	9.771698	9.598700	-1.77%	33,269
2013	10.045579	9.771698	-2.73%	33,556
2012	9.743583	10.045579	3.10%	20,912
2011*	10.000000	9.743583	-2.56%	23,786
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.505457	11.116647	5.82%	0
2019	9.953897	10.505457	5.54%	0
2018	10.275795	9.953897	-3.13%	0
2017	10.054226	10.275795	2.20%	59
2016	10.051626	10.054226	0.03%	4,965
2015	10.274886	10.051626	-2.17%	0
2014	10.116726	10.274886	1.56%	0
2013	10.593616	10.116726	-4.50%	0
2012	9.923217	10.593616	6.76%	12,200
2011*	10.000000	9.923217	-0.77%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	13.821115	13.741980	-0.57%	0
2019	12.403681	13.821115	11.43%	0
2018	13.249047	12.403681	-6.38%	0
2017	12.696648	13.249047	4.35%	0
2016	11.444138	12.696648	10.94%	0
2015	12.256728	11.444138	-6.63%	0
2014	12.608342	12.256728	-2.79%	0
2013	11.566184	12.608342	9.01%	0
2012	10.254118	11.566184	12.80%	0
2011	10.734319	10.254118	-4.47%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	10.439607	13.797131	32.16%	0
2019	8.477277	10.439607	23.15%	0
2018	10.682518	8.477277	-20.64%	0
2017	8.244760	10.682518	29.57%	0
2016	8.401797	8.244760	-1.87%	0
2015	9.509328	8.401797	-11.65%	0
2014	9.908659	9.509328	-4.03%	0
2013	8.839268	9.908659	12.10%	0
2012	7.851319	8.839268	12.58%	0
2011	11.030215	7.851319	-28.82%	0
ProFunds - ProFund VP Banks - Q/NQ
2020	19.245846	15.909465	-17.34%	0
2019	14.468625	19.245846	33.02%	0
2018	18.077209	14.468625	-19.96%	0
2017	15.722094	18.077209	14.98%	0
2016	13.084726	15.722094	20.16%	0
2015	13.478644	13.084726	-2.92%	0
2014	12.524580	13.478644	7.62%	0
2013	9.625324	12.524580	30.12%	0
2012	7.400513	9.625324	30.06%	0
2011*	10.000000	7.400513	-25.99%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	9.930015	11.277804	13.57%	0
2019	8.651690	9.930015	14.78%	0
2018	10.778187	8.651690	-19.73%	0
2017	8.989839	10.778187	19.89%	0
2016	7.780950	8.989839	15.54%	0
2015	9.271409	7.780950	-16.08%	0
2014	9.351528	9.271409	-0.86%	0
2013	8.098530	9.351528	15.47%	0
2012	7.656923	8.098530	5.77%	0
2011*	10.000000	7.656923	-23.43%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2020	1.844554	1.337740	-27.48%	0
2019	2.455281	1.844554	-24.87%	0
2018	2.420461	2.455281	1.44%	0
2017	3.026043	2.420461	-20.01%	0
2016	3.569383	3.026043	-15.22%	0
2015	3.850503	3.569383	-7.30%	0
2014	4.605461	3.850503	-16.39%	0
2013	6.431188	4.605461	-28.39%	0
2012	7.909222	6.431188	-18.69%	0
2011	8.902511	7.909222	-11.16%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	27.062791	30.443598	12.49%	109
2019	23.834460	27.062791	13.54%	109
2018	26.218596	23.834460	-9.09%	109
2017	21.942466	26.218596	19.49%	1,829
2016	26.624786	21.942466	-17.59%	1,682
2015	26.435082	26.624786	0.72%	1,551
2014	20.899683	26.435082	26.49%	1,434
2013	12.727300	20.899683	64.21%	0
2012	9.277573	12.727300	37.18%	0
2011*	10.000000	9.277573	-7.22%	0
ProFunds - ProFund VP Bull - Q/NQ
2020	21.261874	24.054183	13.13%	0
2019	16.920175	21.261874	25.66%	0
2018	18.493429	16.920175	-8.51%	0
2017	15.892215	18.493429	16.37%	15,707
2016	14.862738	15.892215	6.93%	15,707
2015	15.314002	14.862738	-2.95%	15,707
2014	14.090665	15.314002	8.68%	15,707
2013	11.137652	14.090665	26.51%	15,707
2012	10.030718	11.137652	11.04%	0
2011	10.287304	10.030718	-2.49%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	16.819319	21.491325	27.78%	641
2019	13.630098	16.819319	23.40%	291
2018	16.410992	13.630098	-16.95%	347
2017	14.628247	16.410992	12.19%	571
2016	14.488896	14.628247	0.96%	3,118
2015	14.266434	14.488896	1.56%	901
2014	13.274580	14.266434	7.47%	0
2013	10.599155	13.274580	25.24%	0
2012	9.806589	10.599155	8.08%	0
2011*	10.000000	9.806589	-1.93%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	24.273314	30.375275	25.14%	361
2019	19.974186	24.273314	21.52%	314
2018	20.363992	19.974186	-1.91%	265
2017	17.643803	20.363992	15.42%	0
2016	17.368012	17.643803	1.59%	0
2015	17.015407	17.368012	2.07%	344
2014	15.518014	17.015407	9.65%	0
2013	11.378982	15.518014	36.37%	0
2012	9.558847	11.378982	19.04%	0
2011*	10.000000	9.558847	-4.41%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	8.655710	10.694487	23.55%	0
2019	7.145875	8.655710	21.13%	0
2018	8.651193	7.145875	-17.40%	0
2017	6.657895	8.651193	29.94%	0
2016	6.150911	6.657895	8.24%	0
2015	7.634362	6.150911	-19.43%	0
2014	8.107525	7.634362	-5.84%	0
2013	8.886227	8.107525	-8.76%	0
2012	8.552733	8.886227	3.90%	0
2011	10.924308	8.552733	-21.71%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	11.494216	10.172019	-11.50%	0
2019	10.008613	11.494216	14.84%	0
2018	11.956120	10.008613	-16.29%	0
2017	10.242723	11.956120	16.73%	0
2016	9.743750	10.242723	5.12%	0
2015	11.213536	9.743750	-13.11%	0
2014	12.589858	11.213536	-10.93%	0
2013	10.615787	12.589858	18.60%	0
2012	9.338719	10.615787	13.67%	0
2011	10.511876	9.338719	-11.16%	0
ProFunds - ProFund VP Financials - Q/NQ
2020	19.533119	18.707620	-4.23%	172
2019	15.378658	19.533119	27.01%	146
2018	17.612145	15.378658	-12.68%	148
2017	15.282527	17.612145	15.24%	244
2016	13.591159	15.282527	12.44%	350
2015	14.151171	13.591159	-3.96%	385
2014	12.853650	14.151171	10.09%	0
2013	9.981307	12.853650	28.78%	0
2012	8.207875	9.981307	21.61%	0
2011*	10.000000	8.207875	-17.92%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2020	23.979673	26.755518	11.58%	0
2019	20.603426	23.979673	16.39%	12
2018	20.237096	20.603426	1.81%	12
2017	17.164093	20.237096	17.90%	14
2016	18.346658	17.164093	-6.45%	16
2015	17.917086	18.346658	2.40%	45
2014	14.855678	17.917086	20.61%	50
2013	10.901958	14.855678	36.27%	62
2012	9.524334	10.901958	14.46%	6,981
2011*	10.000000	9.524334	-4.76%	0
ProFunds - ProFund VP Industrials - Q/NQ
2020	18.901793	21.518096	13.84%	0
2019	14.856266	18.901793	27.23%	0
2018	17.469574	14.856266	-14.96%	0
2017	14.637573	17.469574	19.35%	0
2016	12.770978	14.637573	14.62%	0
2015	13.562365	12.770978	-5.84%	0
2014	13.175314	13.562365	2.94%	0
2013	9.778647	13.175314	34.74%	0
2012	8.661432	9.778647	12.90%	0
2011*	10.000000	8.661432	-13.39%	0
ProFunds - ProFund VP International - Q/NQ
2020	10.942288	11.191234	2.28%	0
2019	9.409570	10.942288	16.29%	0
2018	11.457999	9.409570	-17.88%	0
2017	9.647947	11.457999	18.76%	0
2016	9.987074	9.647947	-3.40%	0
2015	10.617244	9.987074	-5.94%	0
2014	11.850416	10.617244	-10.41%	0
2013	10.171468	11.850416	16.51%	0
2012	8.998973	10.171468	13.03%	0
2011	10.774448	8.998973	-16.48%	0
ProFunds - ProFund VP Internet - Q/NQ
2020	26.940719	39.617604	47.05%	0
2019	23.409870	26.940719	15.08%	0
2018	22.884541	23.409870	2.30%	0
2017	17.250400	22.884541	32.66%	0
2016	16.764521	17.250400	2.90%	0
2015	14.286565	16.764521	17.34%	354
2014	14.490419	14.286565	-1.41%	0
2013	9.796113	14.490419	47.92%	0
2012	8.389692	9.796113	16.76%	0
2011*	10.000000	8.389692	-16.10%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2020	14.416084	16.295341	13.04%	0
2019	12.321616	14.416084	17.00%	0
2018	14.303767	12.321616	-13.86%	0
2017	12.384302	14.303767	15.50%	0
2016	12.648704	12.384302	-2.09%	0
2015	12.260795	12.648704	3.16%	0
2014	12.182160	12.260795	0.65%	0
2013	8.428669	12.182160	44.53%	0
2012	7.031564	8.428669	19.87%	0
2011	8.852938	7.031564	-20.57%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	31.190210	44.269143	41.93%	0
2019	23.401033	31.190210	33.29%	0
2018	24.461950	23.401033	-4.34%	0
2017	19.242757	24.461950	27.12%	0
2016	18.749313	19.242757	2.63%	0
2015	17.895952	18.749313	4.77%	0
2014	15.687004	17.895952	14.08%	0
2013	11.982202	15.687004	30.92%	0
2012	10.573761	11.982202	13.32%	0
2011	10.688724	10.573761	-1.08%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	8.114206	5.184662	-36.10%	0
2019	7.669111	8.114206	5.80%	35
2018	9.861276	7.669111	-22.23%	31
2017	10.444964	9.861276	-5.59%	1,831
2016	8.625935	10.444964	21.09%	2,379
2015	11.545966	8.625935	-25.29%	2,438
2014	13.286113	11.545966	-13.10%	79
2013	10.982958	13.286113	20.97%	70
2012	10.948064	10.982958	0.32%	0
2011	10.981549	10.948064	-0.30%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	17.562893	19.266595	9.70%	166
2019	15.795489	17.562893	11.19%	166
2018	17.273713	15.795489	-8.56%	166
2017	16.052729	17.273713	7.61%	2,784
2016	17.101774	16.052729	-6.13%	2,565
2015	16.794117	17.101774	1.83%	2,570
2014	14.430827	16.794117	16.38%	0
2013	11.244385	14.430827	28.34%	0
2012	10.311012	11.244385	9.05%	0
2011*	10.000000	10.311012	3.11%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	3.768452	4.560052	21.01%	0
2019	2.647632	3.768452	42.33%	81
2018	3.138700	2.647632	-15.65%	113
2017	3.057558	3.138700	2.65%	8,204
2016	2.012421	3.057558	51.93%	15,822
2015	3.074032	2.012421	-34.53%	11,022
2014	4.141390	3.074032	-25.77%	284
2013	6.845143	4.141390	-39.50%	223
2012	8.216356	6.845143	-16.69%	0
2011*	10.000000	8.216356	-17.84%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2020	15.091716	13.788362	-8.64%	0
2019	12.211096	15.091716	23.59%	18
2018	13.282801	12.211096	-8.07%	20
2017	12.607527	13.282801	5.36%	21
2016	12.229712	12.607527	3.09%	22
2015	12.502773	12.229712	-2.18%	68
2014	10.257135	12.502773	21.89%	74
2013	10.510488	10.257135	-2.41%	89
2012	9.200553	10.510488	14.24%	3,512
2011*	10.000000	9.200553	-7.99%	406
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.323768	1.660712	-28.53%	0
2019	2.885967	2.323768	-19.48%	0
2018	2.842105	2.885967	1.54%	0
2017	3.308723	2.842105	-14.10%	0
2016	3.578038	3.308723	-7.53%	0
2015	3.728986	3.578038	-4.05%	0
2014	5.484133	3.728986	-32.00%	0
2013	4.829023	5.484133	13.57%	0
2012	5.322351	4.829023	-9.27%	0
2011	8.734123	5.322351	-39.06%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	27.764723	39.212609	41.23%	0
2019	19.012780	27.764723	46.03%	0
2018	21.726300	19.012780	-12.49%	0
2017	16.437187	21.726300	32.18%	0
2016	13.199927	16.437187	24.52%	0
2015	13.939261	13.199927	-5.30%	0
2014	10.627022	13.939261	31.17%	0
2013	8.165798	10.627022	30.14%	0
2012	8.740182	8.165798	-6.57%	0
2011*	10.000000	8.740182	-12.60%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	3.677612	2.446887	-33.47%	0
2019	4.774204	3.677612	-22.97%	0
2018	4.349759	4.774204	9.76%	0
2017	6.182401	4.349759	-29.64%	0
2016	7.569971	6.182401	-18.33%	0
2015	6.962040	7.569971	8.73%	0
2014	7.356003	6.962040	-5.36%	0
2013	7.562024	7.356003	-2.72%	0
2012	8.920062	7.562024	-15.22%	0
2011	8.266799	8.920062	7.90%	0
ProFunds - ProFund VP Short International - Q/NQ
2020	3.050008	2.469832	-19.02%	0
2019	3.788062	3.050008	-19.48%	0
2018	3.364970	3.788062	12.57%	0
2017	4.348380	3.364970	-22.62%	0
2016	4.739049	4.348380	-8.24%	0
2015	5.051615	4.739049	-6.19%	0
2014	5.040034	5.051615	0.23%	0
2013	6.544113	5.040034	-22.98%	0
2012	8.406932	6.544113	-22.16%	0
2011	8.469174	8.406932	-0.73%	758
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.157688	0.645888	-44.21%	0
2019	1.650408	1.157688	-29.85%	0
2018	1.743294	1.650408	-5.33%	0
2017	2.391728	1.743294	-27.11%	0
2016	2.727264	2.391728	-12.30%	0
2015	3.216837	2.727264	-15.22%	0
2014	4.092607	3.216837	-21.40%	0
2013	5.945996	4.092607	-31.17%	0
2012	7.510655	5.945996	-20.83%	0
2011	8.604183	7.510655	-12.71%	0
ProFunds - ProFund VP Technology - Q/NQ
2020	27.038377	38.174926	41.19%	0
2019	19.100872	27.038377	41.56%	0
2018	20.053821	19.100872	-4.75%	0
2017	15.213470	20.053821	31.82%	0
2016	13.888188	15.213470	9.54%	0
2015	13.910107	13.888188	-0.16%	0
2014	12.078599	13.910107	15.16%	0
2013	9.895298	12.078599	22.06%	0
2012	9.201162	9.895298	7.54%	0
2011*	10.000000	9.201162	-7.99%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	11.925315	11.993508	0.57%	0
2019	10.657125	11.925315	11.90%	0
2018	12.877089	10.657125	-17.24%	0
2017	13.492869	12.877089	-4.56%	0
2016	11.374437	13.492869	18.62%	0
2015	11.491199	11.374437	-1.02%	0
2014	11.719573	11.491199	-1.95%	0
2013	10.725552	11.719573	9.27%	0
2012	9.441582	10.725552	13.60%	0
2011*	10.000000	9.441582	-5.58%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	15.318243	18.025367	17.67%	0
2019	13.289511	15.318243	15.27%	0
2018	14.413825	13.289511	-7.80%	0
2017	13.501496	14.413825	6.76%	0
2016	13.889469	13.501496	-2.79%	0
2015	15.097215	13.889469	-8.00%	0
2014	11.352717	15.097215	32.98%	0
2013	14.394882	11.352717	-21.13%	0
2012	14.622682	14.394882	-1.56%	0
2011	10.449755	14.622682	39.93%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	97.463910	177.042368	81.65%	0
2019	55.637580	97.463910	75.18%	0
2018	63.156416	55.637580	-11.91%	0
2017	38.477117	63.156416	64.14%	0
2016	36.328348	38.477117	5.91%	168
2015	32.798044	36.328348	10.76%	0
2014	24.763502	32.798044	32.45%	0
2013	14.185196	24.763502	74.57%	0
2012	10.877873	14.185196	30.40%	0
2011	11.291101	10.877873	-3.66%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.137463	0.038248	-72.18%	0
2019	0.284854	0.137463	-51.74%	0
2018	0.330507	0.284854	-13.81%	0
2017	0.615628	0.330507	-46.31%	0
2016	0.791305	0.615628	-22.20%	0
2015	1.100605	0.791305	-28.10%	0
2014	1.757080	1.100605	-37.36%	0
2013	3.508606	1.757080	-49.92%	0
2012	5.555906	3.508606	-36.85%	0
2011	7.321893	5.555906	-24.12%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2020	18.854614	17.941938	-4.84%	0
2019	15.737948	18.854614	19.80%	0
2018	15.691192	15.737948	0.30%	0
2017	14.544851	15.691192	7.88%	1,291
2016	12.962380	14.544851	12.21%	4,047
2015	14.204211	12.962380	-8.74%	1,687
2014	11.572717	14.204211	22.74%	2,261
2013	10.474901	11.572717	10.48%	2,280
2012	10.728981	10.474901	-2.37%	4,994
2011*	10.000000	10.728981	7.29%	5,035
Rydex Variable Trust - Banking Fund - Q/NQ
2020	6.555607	5.850640	-10.75%	0
2019	5.236785	6.555607	25.18%	0
2018	6.647654	5.236785	-21.22%	0
2017	6.060945	6.647654	9.68%	0
2016	4.884680	6.060945	24.08%	0
2015	5.265924	4.884680	-7.24%	0
2014	5.222407	5.265924	0.83%	0
2013	4.146227	5.222407	25.96%	0
2012	3.423659	4.146227	21.11%	1,521
2011	4.515103	3.423659	-24.17%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	13.949414	16.287146	16.76%	0
2019	11.781852	13.949414	18.40%	0
2018	14.640015	11.781852	-19.52%	0
2017	12.363933	14.640015	18.41%	0
2016	9.689652	12.363933	27.60%	0
2015	12.017030	9.689652	-19.37%	12
2014	12.553260	12.017030	-4.27%	12
2013	12.716316	12.553260	-1.28%	12
2012	11.779909	12.716316	7.95%	597
2011	14.461948	11.779909	-18.55%	862
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	30.575014	36.164396	18.28%	0
2019	25.153583	30.575014	21.55%	0
2018	28.493818	25.153583	-11.72%	0
2017	22.575879	28.493818	26.21%	1,214
2016	28.819840	22.575879	-21.67%	1,214
2015	27.250024	28.819840	5.76%	1,642
2014	21.062020	27.250024	29.38%	1,484
2013	14.008555	21.062020	50.35%	926
2012	10.566387	14.008555	32.58%	2,820
2011	9.798900	10.566387	7.83%	1,571

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	2.186268	1.647184	-24.66%	0
2019	1.945580	2.186268	12.37%	130
2018	2.351409	1.945580	-17.26%	125
2017	2.309232	2.351409	1.83%	124
2016	2.145144	2.309232	7.65%	124
2015	3.323703	2.145144	-35.46%	353
2014	5.166070	3.323703	-35.66%	236
2013	5.474347	5.166070	-5.63%	180
2012	5.695264	5.474347	-3.88%	0
2011	6.256685	5.695264	-8.97%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	23.243543	24.379102	4.89%	0
2019	19.487777	23.243543	19.27%	0
2018	22.748340	19.487777	-14.33%	0
2017	20.918323	22.748340	8.75%	0
2016	20.350727	20.918323	2.79%	0
2015	19.649788	20.350727	3.57%	13
2014	17.894086	19.649788	9.81%	1,882
2013	14.309901	17.894086	25.05%	1,882
2012	13.459959	14.309901	6.31%	2,192
2011	12.134208	13.459959	10.93%	2,997
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	36.886054	36.585732	-0.81%	0
2019	25.654098	36.886054	43.78%	0
2018	30.682007	25.654098	-16.39%	0
2017	19.849908	30.682007	54.57%	737
2016	15.572886	19.849908	27.46%	737
2015	16.675555	15.572886	-6.61%	1,316
2014	14.642711	16.675555	13.88%	1,316
2013	9.230390	14.642711	58.64%	1,316
2012	8.081925	9.230390	14.21%	1,681
2011	7.598172	8.081925	6.37%	4,297
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	19.208264	29.209813	52.07%	0
2019	12.368259	19.208264	55.30%	0
2018	14.534063	12.368259	-14.90%	0
2017	11.372935	14.534063	27.80%	0
2016	9.380528	11.372935	21.24%	0
2015	9.422856	9.380528	-0.45%	22
2014	7.810396	9.422856	20.65%	22
2013	5.931403	7.810396	31.68%	22
2012	6.020643	5.931403	-1.48%	367
2011	7.393902	6.020643	-18.57%	1,497

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2020	5.963153	3.826839	-35.83%	0
2019	5.725956	5.963153	4.14%	0
2018	7.882703	5.725956	-27.36%	0
2017	8.624591	7.882703	-8.60%	0
2016	6.733145	8.624591	28.09%	0
2015	9.897690	6.733145	-31.97%	12
2014	12.475282	9.897690	-20.66%	12
2013	10.363088	12.475282	20.38%	12
2012	10.380089	10.363088	-0.16%	279
2011	11.307048	10.380089	-8.20%	3,019
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	2.599190	1.587966	-38.91%	0
2019	2.667495	2.599190	-2.56%	119
2018	5.034903	2.667495	-47.02%	77
2017	6.347025	5.034903	-20.67%	63
2016	5.285662	6.347025	20.08%	48
2015	7.937693	5.285662	-33.41%	138
2014	11.522215	7.937693	-31.11%	111
2013	9.538858	11.522215	20.79%	80
2012	9.744757	9.538858	-2.11%	0
2011	11.018190	9.744757	-11.56%	2,213
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	6.956152	6.798237	-2.27%	0
2019	5.555212	6.956152	25.22%	0
2018	7.033174	5.555212	-21.01%	0
2017	5.608717	7.033174	25.40%	0
2016	6.092007	5.608717	-7.93%	0
2015	6.732096	6.092007	-9.51%	0
2014	7.890434	6.732096	-14.68%	0
2013	6.531986	7.890434	20.80%	0
2012	5.507027	6.531986	18.61%	0
2011	6.655566	5.507027	-17.26%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	9.880197	9.622767	-2.61%	0
2019	7.912100	9.880197	24.87%	31
2018	9.252245	7.912100	-14.48%	32
2017	8.210090	9.252245	12.69%	2,486
2016	7.269496	8.210090	12.94%	4,515
2015	7.765488	7.269496	-6.39%	4,542
2014	7.074634	7.765488	9.77%	4,542
2013	5.688478	7.074634	24.37%	2,437
2012	4.755849	5.688478	19.61%	897
2011	5.733284	4.755849	-17.05%	1,872

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	15.265756	18.151602	18.90%	0
2019	13.409228	15.265756	13.85%	0
2018	14.528539	13.409228	-7.70%	0
2017	13.591184	14.528539	6.90%	0
2016	13.986106	13.591184	-2.82%	0
2015	15.115024	13.986106	-7.47%	0
2014	11.512366	15.115024	31.29%	0
2013	14.443973	11.512366	-20.30%	0
2012	14.383084	14.443973	0.42%	0
2011	10.425821	14.383084	37.96%	1,038
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	23.739994	27.470367	15.71%	0
2019	19.865638	23.739994	19.50%	0
2018	20.126915	19.865638	-1.30%	0
2017	16.800771	20.126915	19.80%	0
2016	19.080633	16.800771	-11.95%	0
2015	18.721843	19.080633	1.92%	453
2014	15.408300	18.721843	21.50%	190
2013	11.143503	15.408300	38.27%	292
2012	9.755398	11.143503	14.23%	352
2011	9.556982	9.755398	2.08%	863
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	11.725631	11.378983	-2.96%	0
2019	10.564457	11.725631	10.99%	0
2018	10.931491	10.564457	-3.36%	0
2017	10.490667	10.931491	4.20%	0
2016	9.638997	10.490667	8.84%	0
2015	9.956820	9.638997	-3.19%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2020	27.321375	42.678454	56.21%	0
2019	22.334442	27.321375	22.33%	0
2018	23.668238	22.334442	-5.64%	0
2017	18.119518	23.668238	30.62%	0
2016	17.792848	18.119518	1.84%	0
2015	16.841343	17.792848	5.65%	17
2014	16.941761	16.841343	-0.59%	1,685
2013	11.489708	16.941761	47.45%	1,785
2012	9.876291	11.489708	16.34%	1,738
2011	11.500305	9.876291	-14.12%	2,813

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.211525	0.111844	-47.12%	0
2019	0.339510	0.211525	-37.70%	0
2018	0.343330	0.339510	-1.11%	0
2017	0.576810	0.343330	-40.48%	0
2016	0.840858	0.576810	-31.40%	0
2015	0.937774	0.840858	-10.33%	0
2014	1.229438	0.937774	-23.72%	0
2013	2.247274	1.229438	-45.29%	0
2012	2.972637	2.247274	-24.40%	2,114
2011	4.180579	2.972637	-28.89%	2,230
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.312666	1.779277	-23.06%	0
2019	2.735586	2.312666	-15.46%	0
2018	2.703670	2.735586	1.18%	0
2017	3.043269	2.703670	-11.16%	0
2016	3.215667	3.043269	-5.36%	0
2015	3.338754	3.215667	-3.69%	0
2014	4.560544	3.338754	-26.79%	333
2013	4.058131	4.560544	12.38%	351
2012	4.437367	4.058131	-8.55%	1,265
2011	6.542461	4.437367	-32.18%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.334028	0.976891	-26.77%	0
2019	1.716943	1.334028	-22.30%	0
2018	1.588014	1.716943	8.12%	0
2017	1.883809	1.588014	-15.70%	0
2016	2.389080	1.883809	-21.15%	0
2015	2.478215	2.389080	-3.60%	0
2014	2.873981	2.478215	-13.77%	0
2013	4.069801	2.873981	-29.38%	0
2012	5.113317	4.069801	-20.41%	0
2011	5.659168	5.113317	-9.65%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.765171	0.462534	-39.55%	0
2019	1.090185	0.765171	-29.81%	0
2018	1.150113	1.090185	-5.21%	0
2017	1.565588	1.150113	-26.54%	0
2016	1.773806	1.565588	-11.74%	0
2015	2.088074	1.773806	-15.05%	0
2014	2.631995	2.088074	-20.67%	0
2013	3.804944	2.631995	-30.83%	0
2012	4.797325	3.804944	-20.69%	0
2011	5.471349	4.797325	-12.32%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	1.241104	0.837247	-32.54%	0
2019	1.603540	1.241104	-22.60%	0
2018	1.480098	1.603540	8.34%	0
2017	1.754618	1.480098	-15.65%	0
2016	2.257326	1.754618	-22.27%	0
2015	2.312872	2.257326	-2.40%	0
2014	2.602456	2.312872	-11.13%	0
2013	3.860002	2.602456	-32.58%	0
2012	4.837529	3.860002	-20.21%	1,020
2011	5.370116	4.837529	-9.92%	1,076
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.494627	1.092569	-26.90%	0
2019	1.988601	1.494627	-24.84%	0
2018	1.962050	1.988601	1.35%	0
2017	2.434670	1.962050	-19.41%	0
2016	2.837661	2.434670	-14.20%	0
2015	3.045474	2.837661	-6.82%	0
2014	3.651379	3.045474	-16.59%	0
2013	5.096492	3.651379	-28.36%	0
2012	6.296810	5.096492	-19.06%	544
2011	7.099968	6.296810	-11.31%	574
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	14.241791	19.504882	36.96%	0
2019	10.506424	14.241791	35.55%	0
2018	13.987476	10.506424	-24.89%	0
2017	9.544091	13.987476	46.56%	0
2016	8.991077	9.544091	6.15%	0
2015	8.233858	8.991077	9.20%	0
2014	9.983518	8.233858	-17.53%	383
2013	6.563718	9.983518	52.10%	403
2012	5.605493	6.563718	17.09%	0
2011	8.091362	5.605493	-30.72%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	20.267646	23.913325	17.99%	0
2019	16.079171	20.267646	26.05%	0
2018	19.054162	16.079171	-15.61%	0
2017	16.269277	19.054162	17.12%	0
2016	15.228710	16.269277	6.83%	0
2015	15.571934	15.228710	-2.20%	21
2014	14.858829	15.571934	4.80%	975
2013	10.701136	14.858829	38.85%	2,817
2012	9.047211	10.701136	18.28%	3,300
2011	9.056704	9.047211	-0.10%	4,609

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	22.575476	24.363798	7.92%	0
2019	17.011594	22.575476	32.71%	0
2018	21.650233	17.011594	-21.43%	0
2017	18.133434	21.650233	19.39%	137
2016	14.344754	18.133434	26.41%	0
2015	15.569301	14.344754	-7.87%	421
2014	14.265945	15.569301	9.14%	421
2013	9.739083	14.265945	46.48%	1,734
2012	8.034607	9.739083	21.21%	2,345
2011	8.917357	8.034607	-9.90%	4,426
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	86.020758	156.731011	82.20%	0
2019	48.877319	86.020758	75.99%	0
2018	55.284779	48.877319	-11.59%	0
2017	33.451398	55.284779	65.27%	543
2016	31.302382	33.451398	6.87%	0
2015	28.008160	31.302382	11.76%	0
2014	21.032969	28.008160	33.16%	0
2013	11.969785	21.032969	75.72%	0
2012	9.153591	11.969785	30.77%	1,310
2011	9.451700	9.153591	-3.15%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	34.493599	48.753304	41.34%	0
2019	25.849276	34.493599	33.44%	0
2018	27.004394	25.849276	-4.28%	0
2017	21.121261	27.004394	27.85%	0
2016	20.438775	21.121261	3.34%	0
2015	19.366756	20.438775	5.54%	0
2014	16.912572	19.366756	14.51%	0
2013	12.885120	16.912572	31.26%	0
2012	11.318075	12.885120	13.85%	0
2011	11.361200	11.318075	-0.38%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2020	25.234222	29.531542	17.03%	0
2019	17.843795	25.234222	41.42%	0
2018	20.410910	17.843795	-12.58%	0
2017	15.884264	20.410910	28.50%	0
2016	14.077091	15.884264	12.84%	0
2015	14.542540	14.077091	-3.20%	619
2014	12.577555	14.542540	15.62%	619
2013	8.658115	12.577555	45.27%	619
2012	7.264536	8.658115	19.18%	992
2011	7.538451	7.264536	-3.63%	817

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	5.986222	7.838786	30.95%	0
2019	4.033942	5.986222	48.40%	0
2018	4.962062	4.033942	-18.70%	0
2017	4.752277	4.962062	4.41%	0
2016	2.944500	4.752277	61.40%	5,824
2015	4.337530	2.944500	-32.12%	399
2014	5.382678	4.337530	-19.42%	1,834
2013	10.243446	5.382678	-47.45%	1,847
2012	10.955726	10.243446	-6.50%	4,461
2011	14.815294	10.955726	-26.05%	5,338
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	12.609876	11.579199	-8.17%	0
2019	10.393610	12.609876	21.32%	0
2018	11.505062	10.393610	-9.66%	0
2017	11.062978	11.505062	4.00%	0
2016	10.300094	11.062978	7.41%	0
2015	10.837812	10.300094	-4.96%	562
2014	9.185779	10.837812	17.98%	3,283
2013	9.063829	9.185779	1.35%	3,283
2012	7.855652	9.063829	15.38%	3,596
2011	7.878223	7.855652	-0.29%	5,060
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	19.384884	27.154899	40.08%	0
2019	15.972452	19.384884	21.36%	0
2018	16.931358	15.972452	-5.66%	0
2017	15.390861	16.931358	10.01%	0
2016	15.737102	15.390861	-2.20%	0
2015	16.357783	15.737102	-3.79%	17
2014	15.440696	16.357783	5.94%	91
2013	11.661719	15.440696	32.40%	91
2012	10.243436	11.661719	13.85%	295
2011	9.976873	10.243436	2.67%	1,268
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	17.365177	20.324327	17.04%	0
2019	13.157188	17.365177	31.98%	0
2018	16.780421	13.157188	-21.59%	0
2017	14.339415	16.780421	17.02%	0
2016	11.276286	14.339415	27.16%	0
2015	12.720055	11.276286	-11.35%	332
2014	12.509868	12.720055	1.68%	332
2013	8.091660	12.509868	54.60%	332
2012	6.797208	8.091660	19.04%	534
2011	7.938619	6.797208	-14.38%	1,588

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	29.667865	34.161400	15.15%	0
2019	18.723234	29.667865	58.45%	0
2018	22.703984	18.723234	-17.53%	0
2017	16.226851	22.703984	39.92%	1,181
2016	13.821555	16.226851	17.40%	1,039
2015	14.415183	13.821555	-4.12%	1,039
2014	11.860570	14.415183	21.54%	1,039
2013	7.210134	11.860570	64.50%	1,039
2012	5.715646	7.210134	26.15%	2,169
2011	6.102955	5.715646	-6.35%	908
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	23.082285	28.655041	24.14%	0
2019	18.699905	23.082285	23.44%	0
2018	20.327407	18.699905	-8.01%	0
2017	16.758607	20.327407	21.30%	0
2016	16.755332	16.758607	0.02%	0
2015	17.001301	16.755332	-1.45%	711
2014	15.510790	17.001301	9.61%	2,447
2013	11.257024	15.510790	37.79%	2,447
2012	10.190031	11.257024	10.47%	2,447
2011	10.565773	10.190031	-3.56%	2,777
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	17.681713	15.418566	-12.80%	0
2019	14.711517	17.681713	20.19%	0
2018	17.409332	14.711517	-15.50%	0
2017	15.409838	17.409332	12.98%	0
2016	13.461783	15.409838	14.47%	4,844
2015	15.236173	13.461783	-11.65%	892
2014	14.085408	15.236173	8.17%	4,380
2013	9.944892	14.085408	41.63%	4,527
2012	8.345394	9.944892	19.17%	3,242
2011	8.839095	8.345394	-5.59%	3,269
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	18.496034	23.527886	27.21%	0
2019	16.437159	18.496034	12.53%	0
2018	19.796774	16.437159	-16.97%	0
2017	17.095330	19.796774	15.80%	0
2016	17.071658	17.095330	0.14%	0
2015	17.281368	17.071658	-1.21%	0
2014	18.004163	17.281368	-4.01%	2,365
2013	13.775054	18.004163	30.70%	2,365
2012	12.174581	13.775054	13.15%	2,365
2011	12.568824	12.174581	-3.14%	2,684

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	15.625562	16.364797	4.73%	0
2019	13.086998	15.625562	19.40%	26
2018	16.569219	13.086998	-21.02%	27
2017	15.018185	16.569219	10.33%	27
2016	11.950008	15.018185	25.68%	27
2015	13.906535	11.950008	-14.07%	96
2014	13.364572	13.906535	4.06%	100
2013	10.093229	13.364572	32.41%	104
2012	8.849326	10.093229	14.06%	0
2011	9.774845	8.849326	-9.47%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	18.189584	20.529482	12.86%	0
2019	16.572212	18.189584	9.76%	0
2018	18.687068	16.572212	-11.32%	0
2017	16.509576	18.687068	13.19%	0
2016	14.265291	16.509576	15.73%	0
2015	14.685906	14.265291	-2.86%	0
2014	15.062613	14.685906	-2.50%	0
2013	10.932699	15.062613	37.78%	129
2012	10.138195	10.932699	7.84%	0
2011	10.044511	10.138195	0.93%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	12.074049	11.069321	-8.32%	0
2019	10.261673	12.074049	17.66%	0
2018	13.253916	10.261673	-22.58%	0
2017	13.630647	13.253916	-2.76%	0
2016	10.611149	13.630647	28.46%	0
2015	12.588234	10.611149	-15.71%	0
2014	12.743790	12.588234	-1.22%	0
2013	9.151066	12.743790	39.26%	0
2012	7.797169	9.151066	17.36%	563
2011	8.830718	7.797169	-11.70%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	6.010839	5.037958	-16.19%	0
2019	5.893118	6.010839	2.00%	0
2018	5.405988	5.893118	9.01%	0
2017	6.732496	5.405988	-19.70%	0
2016	6.452816	6.732496	4.33%	0
2015	5.838694	6.452816	10.52%	0
2014	4.871283	5.838694	19.86%	0
2013	5.149072	4.871283	-5.39%	0
2012	5.635459	5.149072	-8.63%	0
2011	6.036766	5.635459	-6.65%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2020	23.312878	33.925100	45.52%	0
2019	17.109923	23.312878	36.25%	0
2018	17.817388	17.109923	-3.97%	0
2017	13.777113	17.817388	29.33%	0
2016	12.720800	13.777113	8.30%	0
2015	12.903358	12.720800	-1.41%	17
2014	12.003236	12.903358	7.50%	17
2013	9.092623	12.003236	32.01%	17
2012	8.328266	9.092623	9.18%	290
2011	9.406829	8.328266	-11.47%	1,257
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	9.117239	9.733357	6.76%	0
2019	8.259751	9.117239	10.38%	0
2018	8.946538	8.259751	-7.68%	0
2017	8.667940	8.946538	3.21%	0
2016	7.571754	8.667940	14.48%	0
2015	8.326140	7.571754	-9.06%	0
2014	8.321996	8.326140	0.05%	0
2013	7.266344	8.321996	14.53%	0
2012	7.107712	7.266344	2.23%	0
2011	8.516204	7.107712	-16.54%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	16.237618	22.263929	37.11%	0
2019	13.623576	16.237618	19.19%	0
2018	17.479916	13.623576	-22.06%	0
2017	14.691671	17.479916	18.98%	0
2016	13.053535	14.691671	12.55%	0
2015	15.583593	13.053535	-16.24%	16
2014	13.015436	15.583593	19.73%	2,940
2013	8.861449	13.015436	46.88%	3,060
2012	7.729943	8.861449	14.64%	3,096
2011	8.919631	7.729943	-13.34%	4,295
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	19.386330	17.931498	-7.50%	0
2019	16.706744	19.386330	16.04%	0
2018	16.512872	16.706744	1.17%	0
2017	15.254530	16.512872	8.25%	658
2016	13.447334	15.254530	13.44%	1,142
2015	14.888237	13.447334	-9.68%	546
2014	12.425267	14.888237	19.82%	1,915
2013	11.215540	12.425267	10.79%	1,915
2012	11.376712	11.215540	-1.42%	1,915
2011	10.033406	11.376712	13.39%	2,174

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	4.744092	5.073842	6.95%	0
2019	5.113607	4.744092	-7.23%	0
2018	5.935979	5.113607	-13.85%	0
2017	5.102289	5.935979	16.34%	0
2016	5.732102	5.102289	-10.99%	0
2015	7.068725	5.732102	-18.91%	0
2014	9.284800	7.068725	-23.87%	0
2013	9.798749	9.284800	-5.25%	0
2012	9.972669	9.798749	-1.74%	1,256
2011	10.619056	9.972669	-6.09%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	10.348047	10.833827	4.69%	0
2019	9.996943	10.348047	3.51%	0
2018	9.575295	9.996943	4.40%	0
2017	9.574623	9.575295	0.01%	0
2016	9.585327	9.574623	-0.11%	3,601
2015	9.920932	9.585327	-3.38%	0
2014	10.037370	9.920932	-1.16%	0
2013*	10.000000	10.037370	0.37%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.345570	5.046701	16.13%	0
2019	3.984111	4.345570	9.07%	383
2018	5.698289	3.984111	-30.08%	368
2017	5.944928	5.698289	-4.15%	357
2016	4.242502	5.944928	40.13%	340
2015	6.538430	4.242502	-35.11%	599
2014	8.290044	6.538430	-21.13%	4,364
2013	7.692321	8.290044	7.77%	4,366
2012	7.631663	7.692321	0.79%	5,150
2011*	10.000000	7.631663	-23.68%	3,592
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	11.785128	15.929727	35.17%	0
2019	8.711640	11.785128	35.28%	0
2018	10.712329	8.711640	-18.68%	0
2017*	10.000000	10.712329	7.12%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.706604	10.277082	-4.01%	0
2019*	10.000000	10.706604	7.07%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	13.996325	14.901385	6.47%	0
2019	12.150765	13.996325	15.19%	0
2018	13.324680	12.150765	-8.81%	0
2017	11.824920	13.324680	12.68%	0
2016	11.617261	11.824920	1.79%	0
2015	11.768990	11.617261	-1.29%	0
2014	11.275320	11.768990	4.38%	0
2013	9.950975	11.275320	13.31%	0
2012	9.007192	9.950975	10.48%	0
2011*	10.000000	9.007192	-9.93%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.642561	8.608365	-0.40%	0
2019	7.593744	8.642561	13.81%	0
2018*	10.000000	7.593744	-24.06%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.389790	6.121144	-27.04%	0
2019	7.149814	8.389790	17.34%	0
2018	9.054673	7.149814	-21.04%	0
2017	9.369623	9.054673	-3.36%	0
2016	6.828338	9.369623	37.22%	0
2015	11.288414	6.828338	-39.51%	0
2014	10.350951	11.288414	9.06%	0
2013*	10.000000	10.350951	3.51%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	14.652720	15.599780	6.46%	0
2019	10.752368	14.652720	36.27%	0
2018	12.616497	10.752368	-14.78%	0
2017	10.359800	12.616497	21.78%	0
2016	9.845266	10.359800	5.23%	0
2015	10.237753	9.845266	-3.83%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	9.729881	10.387770	6.76%	0
2019	9.168265	9.729881	6.13%	0
2018	9.682444	9.168265	-5.31%	0
2017	9.583228	9.682444	1.04%	0
2016	9.420007	9.583228	1.73%	0
2015	9.911171	9.420007	-4.96%	0
2014	9.845635	9.911171	0.67%	0
2013	11.039412	9.845635	-10.81%	0
2012	10.549793	11.039412	4.64%	0
2011*	10.000000	10.549793	5.50%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	13.055193	14.224631	8.96%	0
2019	10.808239	13.055193	20.79%	0
2018	11.910718	10.808239	-9.26%	0
2017	10.143359	11.910718	17.42%	0
2016	9.171337	10.143359	10.60%	0
2015*	10.000000	9.171337	-8.29%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	12.679253	12.476594	-1.60%	0
2019	10.242079	12.679253	23.80%	0
2018	11.570453	10.242079	-11.48%	0
2017	10.917303	11.570453	5.98%	0
2016	9.297909	10.917303	17.42%	0
2015*	10.000000	9.297909	-7.02%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	10.813434	10.971228	1.46%	0
2019	9.434176	10.813434	14.62%	0
2018	10.439209	9.434176	-9.63%	0
2017	9.508779	10.439209	9.78%	0
2016	9.401088	9.508779	1.15%	0
2015	9.823216	9.401088	-4.30%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	14.881702	18.764498	26.09%	0
2019	11.635570	14.881702	27.90%	0
2018	13.388789	11.635570	-13.09%	0
2017	10.935785	13.388789	22.43%	0
2016	11.017559	10.935785	-0.74%	0
2015	11.308128	11.017559	-2.57%	0
2014	11.389630	11.308128	-0.72%	0
2013*	10.000000	11.389630	13.90%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.136825	10.722263	5.78%	0
2019	9.530331	10.136825	6.36%	0
2018	9.852177	9.530331	-3.27%	0
2017	9.795215	9.852177	0.58%	0
2016*	10.000000	9.795215	-2.05%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	11.717475	13.057460	11.44%	0
2019	9.918961	11.717475	18.13%	0
2018	10.736301	9.918961	-7.61%	0
2017	9.602631	10.736301	11.81%	0
2016	9.281421	9.602631	3.46%	0
2015	9.919709	9.281421	-6.43%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.049045	14.179551	0.93%	0
2019	11.310592	14.049045	24.21%	0
2018	12.538177	11.310592	-9.79%	0
2017	11.044026	12.538177	13.53%	0
2016*	10.000000	11.044026	10.44%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	13.117320	15.430141	17.63%	0
2019	11.430907	13.117320	14.75%	0
2018	12.693821	11.430907	-9.95%	0
2017	11.454740	12.693821	10.82%	0
2016	11.322795	11.454740	1.17%	0
2015	11.736624	11.322795	-3.53%	0
2014	11.815460	11.736624	-0.67%	0
2013	10.596935	11.815460	11.50%	0
2012	9.889236	10.596935	7.16%	0
2011	10.530819	9.889236	-6.09%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.388453	13.019702	5.10%	0
2019	10.606671	12.388453	16.80%	0
2018	12.911154	10.606671	-17.85%	0
2017	11.515909	12.911154	12.12%	0
2016	10.257086	11.515909	12.27%	0
2015	10.797199	10.257086	-5.00%	0
2014*	10.000000	10.797199	7.97%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.750584	11.137183	3.60%	0
2019	9.467553	10.750584	13.55%	0
2018	10.121425	9.467553	-6.46%	0
2017*	10.000000	10.121425	1.21%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	4.758363	4.568378	-3.99%	0
2019	4.576685	4.758363	3.97%	0
2018	5.317000	4.576685	-13.92%	0
2017	5.374257	5.317000	-1.07%	0
2016	4.922749	5.374257	9.17%	0
2015	6.744408	4.922749	-27.01%	0
2014	8.339742	6.744408	-19.13%	0
2013	9.537653	8.339742	-12.56%	0
2012	9.997316	9.537653	-4.60%	0
2011	11.744198	9.997316	-14.87%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.329527	10.267371	-0.60%	0
2019	9.899084	10.329527	4.35%	0
2018	10.168284	9.899084	-2.65%	0
2017	10.086407	10.168284	0.81%	0
2016	9.499774	10.086407	6.18%	0
2015*	10.000000	9.499774	-5.00%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.292237	13.126896	27.54%	0
2019	8.174954	10.292237	25.90%	0
2018*	10.000000	8.174954	-18.25%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	13.050218	14.566050	11.62%	0
2019	11.347668	13.050218	15.00%	0
2018	12.339111	11.347668	-8.03%	0
2017	11.131241	12.339111	10.85%	0
2016	11.106330	11.131241	0.22%	0
2015	11.403845	11.106330	-2.61%	0
2014	11.088146	11.403845	2.85%	0
2013	9.865006	11.088146	12.40%	0
2012	9.020097	9.865006	9.37%	0
2011*	10.000000	9.020097	-9.80%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.187215	15.694639	19.01%	0
2019	10.902950	13.187215	20.95%	0
2018	11.709944	10.902950	-6.89%	0
2017	10.347725	11.709944	13.16%	0
2016*	10.000000	10.347725	3.48%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	12.789252	13.265790	3.73%	0
2019	10.325027	12.789252	23.87%	0
2018	11.585969	10.325027	-10.88%	0
2017	10.553205	11.585969	9.79%	0
2016	9.199390	10.553205	14.72%	0
2015*	10.000000	9.199390	-8.01%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.191211	14.879524	4.85%	0
2019	11.229498	14.191211	26.37%	0
2018	12.691798	11.229498	-11.52%	0
2017	11.167713	12.691798	13.65%	0
2016*	10.000000	11.167713	11.68%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	16.605680	23.230033	39.89%	0
2019	12.718736	16.605680	30.56%	0
2018	13.110182	12.718736	-2.99%	0
2017	9.978032	13.110182	31.39%	0
2016	10.182417	9.978032	-2.01%	0
2015*	10.000000	10.182417	1.82%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	11.002128	10.981369	-0.19%	0
2019	9.837091	11.002128	11.84%	0
2018	10.475897	9.837091	-6.10%	0
2017	10.054132	10.475897	4.19%	0
2016	9.036093	10.054132	11.27%	0
2015*	10.000000	9.036093	-9.64%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.332085	10.991303	6.38%	0
2019	9.691039	10.332085	6.61%	0
2018	10.024944	9.691039	-3.33%	0
2017	9.891654	10.024944	1.35%	0
2016*	10.000000	9.891654	-1.08%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.045337	10.032573	-9.17%	0
2019	9.218714	11.045337	19.81%	0
2018	10.114289	9.218714	-8.85%	0
2017*	10.000000	10.114289	1.14%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	10.621671	11.091922	4.43%	0
2019	9.849997	10.621671	7.83%	0
2018	10.402845	9.849997	-5.31%	0
2017	9.925362	10.402845	4.81%	0
2016	9.428404	9.925362	5.27%	0
2015	9.866150	9.428404	-4.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.236362	16.591501	8.89%	0
2019	13.044461	15.236362	16.80%	0
2018	14.817539	13.044461	-11.97%	0
2017	13.577667	14.817539	9.13%	0
2016	12.309479	13.577667	10.30%	0
2015	13.468516	12.309479	-8.61%	0
2014	13.438260	13.468516	0.23%	0
2013	11.141346	13.438260	20.62%	0
2012	9.913536	11.141346	12.39%	0
2011	10.331754	9.913536	-4.05%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	12.101698	11.874888	-1.87%	0
2019	10.700024	12.101698	13.10%	0
2018	11.475532	10.700024	-6.76%	0
2017	10.736368	11.475532	6.88%	0
2016	9.661578	10.736368	11.12%	0
2015	10.666951	9.661578	-9.43%	0
2014	10.463125	10.666951	1.95%	0
2013*	10.000000	10.463125	4.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	13.293827	12.376512	-6.90%	0
2019	10.968725	13.293827	21.20%	0
2018	12.679896	10.968725	-13.50%	0
2017	11.980619	12.679896	5.84%	0
2016	10.958914	11.980619	9.32%	0
2015	11.671785	10.958914	-6.11%	0
2014	11.330433	11.671785	3.01%	0
2013*	10.000000	11.330433	13.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.178270	8.471801	-7.70%	0
2019	9.232593	9.178270	-0.59%	0
2018	9.295443	9.232593	-0.68%	0
2017	9.357790	9.295443	-0.67%	0
2016	9.327857	9.357790	0.32%	0
2015*	10.000000	9.327857	-6.72%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	10.858840	11.017246	1.46%	0
2019	9.954714	10.858840	9.08%	0
2018	10.679767	9.954714	-6.79%	0
2017	9.688116	10.679767	10.24%	0
2016	9.527626	9.688116	1.68%	0
2015	10.380876	9.527626	-8.22%	0
2014	10.248176	10.380876	1.29%	0
2013*	10.000000	10.248176	2.48%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.181556	8.981652	-2.18%	0
2019	9.250329	9.181556	-0.74%	0
2018	9.365622	9.250329	-1.23%	0
2017	9.490840	9.365622	-1.32%	0
2016	9.645823	9.490840	-1.61%	0
2015	9.954484	9.645823	-3.10%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.889910	10.285333	4.00%	0
2019	9.325956	9.889910	6.05%	0
2018*	10.000000	9.325956	-6.74%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	5.669734	5.668664	-0.02%	0
2019	5.380056	5.669734	5.38%	0
2018	6.069607	5.380056	-11.36%	0
2017	5.729003	6.069607	5.95%	0
2016	6.896872	5.729003	-16.93%	0
2015	7.188616	6.896872	-4.06%	0
2014	6.581395	7.188616	9.23%	0
2013	6.583182	6.581395	-0.03%	199
2012	7.608455	6.583182	-13.48%	228
2011	8.544265	7.608455	-10.95%	259
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	9.671155	9.889062	2.25%	0
2019	9.403449	9.671155	2.85%	0
2018	11.084901	9.403449	-15.17%	0
2017	9.903155	11.084901	11.93%	0
2016	10.095439	9.903155	-1.90%	0
2015	10.230685	10.095439	-1.32%	0
2014	10.212962	10.230685	0.17%	0
2013	8.922466	10.212962	14.46%	563
2012	8.768004	8.922466	1.76%	645
2011	9.628882	8.768004	-8.94%	733
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	7.465633	7.812761	4.65%	0
2019	7.295256	7.465633	2.34%	0
2018	7.887490	7.295256	-7.51%	0
2017	7.806438	7.887490	1.04%	0
2016	8.049064	7.806438	-3.01%	0
2015	8.109752	8.049064	-0.75%	0
2014	7.951456	8.109752	1.99%	0
2013	8.026827	7.951456	-0.94%	627
2012	8.058109	8.026827	-0.39%	717
2011	7.998011	8.058109	0.75%	815
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	10.670006	10.398646	-2.54%	0
2019	10.175470	10.670006	4.86%	0
2018	10.527896	10.175470	-3.35%	0
2017	10.441089	10.527896	0.83%	0
2016	9.868472	10.441089	5.80%	0
2015	10.053478	9.868472	-1.84%	0
2014	10.076618	10.053478	-0.23%	0
2013*	10.000000	10.076618	0.77%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	11.348638	12.164122	7.19%	0
2019	10.136911	11.348638	11.95%	0
2018	11.152178	10.136911	-9.10%	0
2017	10.418767	11.152178	7.04%	0
2016	9.586633	10.418767	8.68%	0
2015	10.290391	9.586633	-6.84%	0
2014	9.989256	10.290391	3.01%	0
2013*	10.000000	9.989256	-0.11%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	15.912140	19.745488	24.09%	0
2019	12.421396	15.912140	28.10%	0
2018	14.719987	12.421396	-15.62%	0
2017	11.079697	14.719987	32.86%	0
2016	11.386731	11.079697	-2.70%	0
2015	11.270816	11.386731	1.03%	0
2014	11.332770	11.270816	-0.55%	0
2013*	10.000000	11.332770	13.33%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	13.082194	14.517867	10.97%	0
2019	11.023707	13.082194	18.67%	0
2018	11.964629	11.023707	-7.86%	0
2017	10.379989	11.964629	15.27%	0
2016	10.931614	10.379989	-5.05%	0
2015	12.239327	10.931614	-10.68%	0
2014	13.257764	12.239327	-7.68%	0
2013	10.872138	13.257764	21.94%	0
2012	9.362001	10.872138	16.13%	0
2011	10.352549	9.362001	-9.57%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.465323	9.106241	-3.79%	0
2019	8.221474	9.465323	15.13%	0
2018	10.360606	8.221474	-20.65%	0
2017	8.316557	10.360606	24.58%	0
2016	7.065298	8.316557	17.71%	0
2015	9.069337	7.065298	-22.10%	0
2014	9.759303	9.069337	-7.07%	0
2013*	10.000000	9.759303	-2.41%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	10.754623	11.226562	4.39%	0
2019	9.679530	10.754623	11.11%	0
2018	10.365886	9.679530	-6.62%	0
2017	9.809674	10.365886	5.67%	0
2016	8.725573	9.809674	12.42%	0
2015	9.533462	8.725573	-8.47%	0
2014	9.932884	9.533462	-4.02%	0
2013*	10.000000	9.932884	-0.67%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.199785	10.677932	4.69%	0
2019	9.654711	10.199785	5.65%	0
2018	10.011530	9.654711	-3.56%	0
2017	9.890609	10.011530	1.22%	0
2016*	10.000000	9.890609	-1.09%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.308045	17.582032	32.12%	0
2019	11.190681	13.308045	18.92%	0
2018	11.790503	11.190681	-5.09%	0
2017	10.840178	11.790503	8.77%	0
2016*	10.000000	10.840178	8.40%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	11.740100	12.125568	3.28%	0
2019	10.539913	11.740100	11.39%	0
2018	11.363018	10.539913	-7.24%	0
2017	10.543398	11.363018	7.77%	0
2016	10.207924	10.543398	3.29%	0
2015	10.742642	10.207924	-4.98%	0
2014	10.574590	10.742642	1.59%	0
2013	9.997256	10.574590	5.77%	0
2012	9.389622	9.997256	6.47%	0
2011*	10.000000	9.389622	-6.10%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	11.700032	12.032529	2.84%	0
2019	10.516070	11.700032	11.26%	0
2018	11.610787	10.516070	-9.43%	0
2017	10.871625	11.610787	6.80%	0
2016	10.087902	10.871625	7.77%	0
2015	10.475049	10.087902	-3.70%	0
2014	10.447208	10.475049	0.27%	0
2013	11.749493	10.447208	-11.08%	0
2012	10.229074	11.749493	14.86%	0
2011*	10.000000	10.229074	2.29%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.134330	11.655026	-3.95%	0
2019	9.738056	12.134330	24.61%	0
2018	10.850398	9.738056	-10.25%	0
2017	9.892515	10.850398	9.68%	0
2016	8.829105	9.892515	12.04%	0
2015	10.521174	8.829105	-16.08%	0
2014*	10.000000	10.521174	5.21%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	12.275991	10.186132	-17.02%	0
2019	10.670588	12.275991	15.05%	0
2018	11.929757	10.670588	-10.55%	0
2017	11.157864	11.929757	6.92%	0
2016	11.102244	11.157864	0.50%	0
2015	11.556700	11.102244	-3.93%	0
2014	10.416231	11.556700	10.95%	0
2013	10.414512	10.416231	0.02%	0
2012	8.224712	10.414512	26.62%	0
2011*	10.000000	8.224712	-17.75%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	12.092012	13.061888	8.02%	0
2019	10.538615	12.092012	14.74%	0
2018	11.586311	10.538615	-9.04%	0
2017	10.251830	11.586311	13.02%	0
2016	9.971527	10.251830	2.81%	0
2015	10.947369	9.971527	-8.91%	0
2014	11.013997	10.947369	-0.60%	0
2013	9.763981	11.013997	12.80%	0
2012	8.812988	9.763981	10.79%	0
2011*	10.000000	8.812988	-11.87%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	14.715780	21.619707	46.92%	0
2019	11.367808	14.715780	29.45%	0
2018	14.001105	11.367808	-18.81%	0
2017	11.443928	14.001105	22.35%	0
2016	12.040178	11.443928	-4.95%	0
2015	12.436716	12.040178	-3.19%	0
2014	12.937125	12.436716	-3.87%	0
2013	10.964507	12.937125	17.99%	0
2012	9.740325	10.964507	12.57%	0
2011	11.059091	9.740325	-11.92%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	16.479266	17.985757	9.14%	0
2019	14.000710	16.479266	17.70%	0
2018	15.122148	14.000710	-7.42%	0
2017	13.400294	15.122148	12.85%	0
2016	12.614658	13.400294	6.23%	0
2015	12.818612	12.614658	-1.59%	0
2014	12.528801	12.818612	2.31%	0
2013	10.428300	12.528801	20.14%	0
2012	9.248277	10.428300	12.76%	0
2011*	10.000000	9.248277	-7.52%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.106679	10.248822	1.41%	0
2019	9.500071	10.106679	6.39%	0
2018	9.984196	9.500071	-4.85%	0
2017	9.634685	9.984196	3.63%	0
2016	9.099280	9.634685	5.88%	0
2015	9.615330	9.099280	-5.37%	0
2014	9.498058	9.615330	1.23%	0
2013*	10.000000	9.498058	-5.02%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	16.626113	17.879763	7.54%	0
2019	13.194296	16.626113	26.01%	0
2018	13.541995	13.194296	-2.57%	0
2017	11.529055	13.541995	17.46%	0
2016	10.620306	11.529055	8.56%	0
2015	10.797231	10.620306	-1.64%	0
2014*	10.000000	10.797231	7.97%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.537548	12.878981	11.63%	0
2019	10.300056	11.537548	12.01%	0
2018	11.549528	10.300056	-10.82%	0
2017	10.006256	11.549528	15.42%	0
2016*	10.000000	10.006256	0.06%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.528994	19.227451	9.69%	0
2019	14.510776	17.528994	20.80%	0
2018	16.685754	14.510776	-13.03%	0
2017	14.291461	16.685754	16.75%	0
2016	13.532545	14.291461	5.61%	0
2015	14.134616	13.532545	-4.26%	0
2014	13.880324	14.134616	1.83%	0
2013	11.000819	13.880324	26.18%	0
2012	9.719334	11.000819	13.18%	0
2011	10.652696	9.719334	-8.76%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.818556	14.769756	6.88%	0
2019	12.205367	13.818556	13.22%	0
2018	13.359378	12.205367	-8.64%	0
2017	12.233584	13.359378	9.20%	0
2016	11.830190	12.233584	3.41%	0
2015	12.269768	11.830190	-3.58%	0
2014	12.072049	12.269768	1.64%	0
2013	10.804260	12.072049	11.73%	0
2012	9.983381	10.804260	8.22%	0
2011	10.383734	9.983381	-3.86%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.699752	17.053831	8.62%	0
2019	13.398577	15.699752	17.17%	0
2018	14.973036	13.398577	-10.52%	0
2017	13.266739	14.973036	12.86%	0
2016	12.684207	13.266739	4.59%	0
2015	13.191440	12.684207	-3.85%	0
2014	12.929286	13.191440	2.03%	530
2013	10.942651	12.929286	18.15%	0
2012	9.881527	10.942651	10.74%	0
2011	10.501648	9.881527	-5.90%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.377450	11.929220	4.85%	0
2019	10.549448	11.377450	7.85%	0
2018	11.116670	10.549448	-5.10%	0
2017	10.724797	11.116670	3.65%	0
2016	10.519397	10.724797	1.95%	0
2015	10.874488	10.519397	-3.27%	0
2014	10.798737	10.874488	0.70%	0
2013	10.560382	10.798737	2.26%	0
2012	10.081417	10.560382	4.75%	0
2011	10.200654	10.081417	-1.17%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.033080	11.293824	2.36%	0
2019	9.944207	11.033080	10.95%	0
2018	10.975596	9.944207	-9.40%	0
2017	9.812953	10.975596	11.85%	0
2016	9.538959	9.812953	2.87%	0
2015	10.227797	9.538959	-6.73%	0
2014	10.263469	10.227797	-0.35%	0
2013*	10.000000	10.263469	2.63%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.412325	11.939808	4.62%	0
2019	10.146778	11.412325	12.47%	0
2018	11.206508	10.146778	-9.46%	0
2017	9.762061	11.206508	14.80%	0
2016	9.430894	9.762061	3.51%	0
2015	10.173874	9.430894	-7.30%	0
2014	10.335369	10.173874	-1.56%	0
2013*	10.000000	10.335369	3.35%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.773893	15.936212	7.87%	0
2019	12.832108	14.773893	15.13%	0
2018	14.174339	12.832108	-9.47%	0
2017	12.761444	14.174339	11.07%	0
2016	12.267689	12.761444	4.02%	0
2015	12.724361	12.267689	-3.59%	0
2014	12.486676	12.724361	1.90%	0
2013	10.876765	12.486676	14.80%	0
2012	9.933291	10.876765	9.50%	0
2011	10.436112	9.933291	-4.82%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.452055	17.998190	9.40%	0
2019	13.811954	16.452055	19.11%	0
2018	15.664162	13.811954	-11.82%	0
2017	13.612990	15.664162	15.07%	0
2016	12.982644	13.612990	4.86%	0
2015	13.526365	12.982644	-4.02%	0
2014	13.274764	13.526365	1.90%	0
2013	10.961006	13.274764	21.11%	0
2012	9.816640	10.961006	11.66%	0
2011	10.566659	9.816640	-7.10%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.039006	13.857145	6.27%	0
2019	11.706015	13.039006	11.39%	0
2018	12.614975	11.706015	-7.21%	0
2017	11.779619	12.614975	7.09%	0
2016	11.403057	11.779619	3.30%	0
2015	11.827455	11.403057	-3.59%	0
2014	11.660922	11.827455	1.43%	0
2013	10.757065	11.660922	8.40%	0
2012	10.031663	10.757065	7.23%	0
2011	10.321481	10.031663	-2.81%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.083717	10.533802	4.46%	0
2019	9.546003	10.083717	5.63%	0
2018	9.833001	9.546003	-2.92%	0
2017	9.784230	9.833001	0.50%	0
2016	9.817504	9.784230	-0.34%	0
2015	10.060142	9.817504	-2.41%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.719490	17.19%	0
1000

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	10.491541	11.148303	6.26%	0
2019	9.823602	10.491541	6.80%	0
2018	10.230798	9.823602	-3.98%	0
2017	10.116662	10.230798	1.13%	0
2016	10.045531	10.116662	0.71%	0
2015	10.362006	10.045531	-3.05%	0
2014	10.138230	10.362006	2.21%	0
2013	10.621140	10.138230	-4.55%	0
2012	10.175469	10.621140	4.38%	0
2011*	10.000000	10.175469	1.75%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.396221	10.510255	1.10%	0
2019	10.009062	10.396221	3.87%	0
2018*	10.000000	10.009062	0.09%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	10.937664	12.076089	10.41%	0
2019	9.129123	10.937664	19.81%	0
2018	11.345608	9.129123	-19.54%	0
2017	8.226924	11.345608	37.91%	0
2016	7.836803	8.226924	4.98%	0
2015	9.573406	7.836803	-18.14%	0
2014*	10.000000	9.573406	-4.27%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.330316	11.705559	3.31%	0
2019	10.133058	11.330316	11.82%	0
2018	10.721242	10.133058	-5.49%	0
2017	10.304690	10.721242	4.04%	0
2016	9.262333	10.304690	11.25%	0
2015	9.759214	9.262333	-5.09%	0
2014*	10.000000	9.759214	-2.41%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	9.664144	9.990608	3.38%	0
2019	9.331867	9.664144	3.56%	0
2018	9.582010	9.331867	-2.61%	0
2017	9.631290	9.582010	-0.51%	0
2016	9.809856	9.631290	-1.82%	0
2015	10.077525	9.809856	-2.66%	0
2014*	10.000000	10.077525	0.78%	0
1001

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	7.936808	7.748568	-2.37%	0
2019	8.021953	7.936808	-1.06%	0
2018	8.140448	8.021953	-1.46%	0
2017	8.334870	8.140448	-2.33%	0
2016	8.552193	8.334870	-2.54%	0
2015	8.775978	8.552193	-2.55%	0
2014	9.005622	8.775978	-2.55%	0
2013	9.241274	9.005622	-2.55%	427
2012	9.483758	9.241274	-2.56%	488
2011	9.731228	9.483758	-2.54%	555
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.184742	11.720717	4.79%	0
2019	9.425511	11.184742	18.66%	0
2018	11.223556	9.425511	-16.02%	0
2017	9.221468	11.223556	21.71%	0
2016	9.375568	9.221468	-1.64%	0
2015	9.714161	9.375568	-3.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	13.055969	14.353723	9.94%	0
2019	10.827884	13.055969	20.58%	0
2018	12.192548	10.827884	-11.19%	0
2017	10.563745	12.192548	15.42%	0
2016	9.901872	10.563745	6.68%	0
2015	10.263448	9.901872	-3.52%	0
2014*	10.000000	10.263448	2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	11.564922	12.330140	6.62%	0
2019	10.289043	11.564922	12.40%	0
2018	11.098020	10.289043	-7.29%	0
2017	10.246990	11.098020	8.31%	0
2016	9.890965	10.246990	3.60%	0
2015	10.167454	9.890965	-2.72%	0
2014*	10.000000	10.167454	1.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	12.425422	13.515515	8.77%	0
2019	10.630708	12.425422	16.88%	0
2018	11.665332	10.630708	-8.87%	0
2017	10.425734	11.665332	11.89%	0
2016	9.929310	10.425734	5.00%	0
2015	10.243626	9.929310	-3.07%	0
2014*	10.000000	10.243626	2.44%	0
1002

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	10.518925	10.939064	3.99%	0
2019	9.854702	10.518925	6.74%	0
2018	10.299758	9.854702	-4.32%	0
2017	10.000218	10.299758	3.00%	0
2016	9.841550	10.000218	1.61%	0
2015	10.072424	9.841550	-2.29%	0
2014*	10.000000	10.072424	0.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.178660	11.390399	1.89%	0
2019	10.151607	11.178660	10.12%	0
2018	11.039847	10.151607	-8.05%	0
2017	9.934015	11.039847	11.13%	0
2016	9.642825	9.934015	3.02%	0
2015	10.226644	9.642825	-5.71%	0
2014	10.242720	10.226644	-0.16%	0
2013*	10.000000	10.242720	2.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.682236	12.104761	3.62%	0
2019	10.401799	11.682236	12.31%	0
2018	11.363553	10.401799	-8.46%	0
2017	9.968949	11.363553	13.99%	0
2016	9.564267	9.968949	4.23%	0
2015	10.218735	9.564267	-6.40%	0
2014	10.307452	10.218735	-0.86%	0
2013*	10.000000	10.307452	3.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	12.041698	12.948581	7.53%	0
2019	10.494497	12.041698	14.74%	0
2018	11.419326	10.494497	-8.10%	0
2017	10.375946	11.419326	10.06%	0
2016	9.936887	10.375946	4.42%	0
2015	10.231160	9.936887	-2.88%	0
2014*	10.000000	10.231160	2.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	12.704739	13.907190	9.46%	0
2019	10.701260	12.704739	18.72%	0
2018	11.902620	10.701260	-10.09%	0
2017	10.467302	11.902620	13.71%	0
2016	9.900695	10.467302	5.72%	0
2015	10.234493	9.900695	-3.26%	0
2014*	10.000000	10.234493	2.34%	0
1003

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.260415	11.911808	5.78%	0
2019	10.182161	11.260415	10.59%	0
2018	10.855234	10.182161	-6.20%	0
2017	10.198990	10.855234	6.43%	0
2016	9.900486	10.198990	3.02%	0
2015	10.162666	9.900486	-2.58%	0
2014*	10.000000	10.162666	1.63%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.384758	10.840999	4.39%	0
2019*	10.000000	10.384758	3.85%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.683021	12.051397	12.81%	0
2019*	10.000000	10.683021	6.83%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	24.225272	30.670345	26.60%	0
2019	19.090257	24.225272	26.90%	0
2018	20.271979	19.090257	-5.83%	0
2017	16.015393	20.271979	26.58%	0
2016	16.112633	16.015393	-0.60%	0
2015	16.032508	16.112633	0.50%	0
2014	14.936238	16.032508	7.34%	0
2013	11.402737	14.936238	30.99%	0
2012	10.075553	11.402737	13.17%	0
2011	10.684010	10.075553	-5.70%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.186356	18.696267	15.51%	0
2019	12.094555	16.186356	33.83%	0
2018	12.607127	12.094555	-4.07%	0
2017	10.180276	12.607127	23.84%	0
2016*	10.000000	10.180276	1.80%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.758328	17.58%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	13.427926	14.801694	10.23%	0
2019	10.966260	13.427926	22.45%	0
2018	12.700856	10.966260	-13.66%	0
2017	11.256053	12.700856	12.84%	0
2016	9.601594	11.256053	17.23%	0
2015	10.109038	9.601594	-5.02%	0
1004

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.386240	20.602214	-3.67%	0
2019	17.720200	21.386240	20.69%	0
2018	20.941694	17.720200	-15.38%	0
2017	18.875785	20.941694	10.94%	0
2016	16.470456	18.875785	14.60%	0
2015	17.403718	16.470456	-5.36%	0
2014	15.261533	17.403718	14.04%	0
2013	11.542545	15.261533	32.22%	0
2012	10.181113	11.542545	13.37%	0
2011	10.695297	10.181113	-4.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	16.383459	22.494120	37.30%	0
2019	12.388029	16.383459	32.25%	0
2018	13.810783	12.388029	-10.30%	0
2017	11.343588	13.810783	21.75%	0
2016	10.747061	11.343588	5.55%	0
2015	10.945556	10.747061	-1.81%	0
2014*	10.000000	10.945556	9.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	11.942799	12.237929	2.47%	0
2019	10.298492	11.942799	15.97%	0
2018	12.727386	10.298492	-19.08%	0
2017	11.974193	12.727386	6.29%	0
2016	9.756455	11.974193	22.73%	0
2015	10.653427	9.756455	-8.42%	0
2014*	10.000000	10.653427	6.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	13.672780	16.347399	19.56%	0
2019	11.166508	13.672780	22.44%	0
2018	13.117865	11.166508	-14.88%	0
2017	11.860409	13.117865	10.60%	0
2016	9.907669	11.860409	19.71%	0
2015	10.335984	9.907669	-4.14%	0
2014*	10.000000	10.335984	3.36%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.336756	16.948511	10.51%	0
2019	12.287033	15.336756	24.82%	0
2018	13.275240	12.287033	-7.44%	0
2017	10.918153	13.275240	21.59%	0
2016*	10.000000	10.918153	9.18%	0
1005

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	13.672199	12.564257	-8.10%	0
2019	10.755381	13.672199	27.12%	0
2018	11.505269	10.755381	-6.52%	0
2017	11.122145	11.505269	3.44%	0
2016	10.648028	11.122145	4.45%	0
2015	11.582295	10.648028	-8.07%	0
2014	9.241506	11.582295	25.33%	0
2013*	10.000000	9.241506	-7.58%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	15.237815	17.550894	15.18%	0
2019	11.922004	15.237815	27.81%	0
2018	12.828258	11.922004	-7.06%	0
2017	10.830966	12.828258	18.44%	0
2016	9.952575	10.830966	8.83%	0
2015	10.095598	9.952575	-1.42%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.103963	9.123065	0.21%	0
2019	8.975324	9.103963	1.43%	0
2018	9.136545	8.975324	-1.76%	0
2017	9.229206	9.136545	-1.00%	0
2016	9.239810	9.229206	-0.11%	0
2015	9.514048	9.239810	-2.88%	0
2014	9.715010	9.514048	-2.07%	0
2013	9.958736	9.715010	-2.45%	0
2012	9.872156	9.958736	0.88%	0
2011*	10.000000	9.872156	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	13.029903	15.150723	16.28%	0
2019	10.700062	13.029903	21.77%	0
2018	12.386887	10.700062	-13.62%	0
2017	11.131471	12.386887	11.28%	0
2016	9.449654	11.131471	17.80%	0
2015	10.194664	9.449654	-7.31%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	23.831582	37.274681	56.41%	0
2019	17.871594	23.831582	33.35%	0
2018	19.732903	17.871594	-9.43%	0
2017	15.877647	19.732903	24.28%	0
2016	15.361714	15.877647	3.36%	0
2015	15.818438	15.361714	-2.89%	0
2014	15.650279	15.818438	1.07%	0
2013	11.586492	15.650279	35.07%	0
2012	10.371535	11.586492	11.71%	0
2011	11.138179	10.371535	-6.88%	0
1006

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	9.524764	10.048439	5.50%	0
2019	8.479987	9.524764	12.32%	0
2018	9.336422	8.479987	-9.17%	0
2017	8.980021	9.336422	3.97%	0
2016	9.274141	8.980021	-3.17%	0
2015	10.024114	9.274141	-7.48%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	10.125172	10.380141	2.52%	0
2019	9.043085	10.125172	11.97%	0
2018	10.157760	9.043085	-10.97%	0
2017	9.445196	10.157760	7.54%	0
2016	8.873896	9.445196	6.44%	0
2015	9.828769	8.873896	-9.72%	0
2014	10.115937	9.828769	-2.84%	0
2013*	10.000000	10.115937	1.16%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	9.069457	9.052218	-0.19%	0
2019	9.039707	9.069457	0.33%	0
2018	9.878091	9.039707	-8.49%	0
2017	9.853209	9.878091	0.25%	0
2016	8.931927	9.853209	10.31%	0
2015	9.469606	8.931927	-5.68%	0
2014	9.583045	9.469606	-1.18%	0
2013*	10.000000	9.583045	-4.17%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.904374	11.466655	5.16%	0
2019	10.013718	10.904374	8.89%	0
2018	10.869300	10.013718	-7.87%	0
2017	9.836826	10.869300	10.50%	0
2016	8.939777	9.836826	10.03%	0
2015	10.101966	8.939777	-11.50%	0
2014	10.319394	10.101966	-2.11%	0
2013	10.577864	10.319394	-2.44%	0
2012	9.455247	10.577864	11.87%	0
2011*	10.000000	9.455247	-5.45%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.408216	5.335033	-1.35%	0
2019	4.983987	5.408216	8.51%	0
2018	5.961930	4.983987	-16.40%	0
2017	5.994799	5.961930	-0.55%	0
2016	5.354853	5.994799	11.95%	0
2015	7.392250	5.354853	-27.56%	0
2014	9.321543	7.392250	-20.70%	0
2013	11.215998	9.321543	-16.89%	0
2012	10.949146	11.215998	2.44%	0
2011	12.151742	10.949146	-9.90%	0
1007

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	9.970725	10.172712	2.03%	0
2019	9.759896	9.970725	2.16%	0
2018	9.924755	9.759896	-1.66%	0
2017	9.707512	9.924755	2.24%	0
2016	9.519784	9.707512	1.97%	0
2015	9.946729	9.519784	-4.29%	0
2014	9.915170	9.946729	0.32%	0
2013*	10.000000	9.915170	-0.85%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	13.006116	13.508407	3.86%	0
2019	11.640785	13.006116	11.73%	0
2018	12.552803	11.640785	-7.27%	0
2017	11.732860	12.552803	6.99%	0
2016	10.633948	11.732860	10.33%	0
2015	11.176558	10.633948	-4.85%	0
2014	11.310154	11.176558	-1.18%	0
2013	12.485274	11.310154	-9.41%	0
2012	10.879845	12.485274	14.76%	0
2011	10.510965	10.879845	3.51%	0
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.069988	10.795005	7.20%	0
2019	9.746806	10.069988	3.32%	0
2018	10.451664	9.746806	-6.74%	0
2017	9.882321	10.451664	5.76%	0
2016	9.755594	9.882321	1.30%	0
2015	10.442552	9.755594	-6.58%	0
2014	10.489391	10.442552	-0.45%	0
2013	11.772325	10.489391	-10.90%	0
2012	11.305357	11.772325	4.13%	0
2011	10.795487	11.305357	4.72%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	14.020616	14.430017	2.92%	0
2019	12.553184	14.020616	11.69%	0
2018	13.248035	12.553184	-5.24%	0
2017	12.762293	13.248035	3.81%	0
2016	11.655413	12.762293	9.50%	0
2015	12.175794	11.655413	-4.27%	0
2014	12.103140	12.175794	0.60%	0
2013	11.757915	12.103140	2.94%	0
2012	10.566529	11.757915	11.28%	0
2011	10.502631	10.566529	0.61%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.629581	11.020016	3.67%	0
2019	10.056955	10.629581	5.69%	0
2018	10.292116	10.056955	-2.28%	0
2017*	10.000000	10.292116	2.92%	0
1008

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.368559	10.654546	2.76%	0
2019	9.952896	10.368559	4.18%	0
2018	10.012933	9.952896	-0.60%	0
2017*	10.000000	10.012933	0.13%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	9.927154	10.705478	7.84%	0
2019	9.527824	9.927154	4.19%	0
2018	10.193769	9.527824	-6.53%	0
2017	9.445800	10.193769	7.92%	0
2016	9.418815	9.445800	0.29%	0
2015	10.412406	9.418815	-9.54%	0
2014	10.652810	10.412406	-2.26%	0
2013	11.699902	10.652810	-8.95%	0
2012	11.409879	11.699902	2.54%	0
2011	10.798772	11.409879	5.66%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	9.015460	9.039442	0.27%	0
2019	8.902078	9.015460	1.27%	0
2018	9.114703	8.902078	-2.33%	0
2017	9.236879	9.114703	-1.32%	0
2016	9.355825	9.236879	-1.27%	0
2015	9.580639	9.355825	-2.35%	0
2014	9.758314	9.580639	-1.82%	0
2013	10.036962	9.758314	-2.78%	0
2012	9.740228	10.036962	3.05%	0
2011*	10.000000	9.740228	-2.60%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.458872	11.061676	5.76%	0
2019	9.914845	10.458872	5.49%	0
2018	10.240757	9.914845	-3.18%	0
2017	10.025066	10.240757	2.15%	0
2016	10.027595	10.025066	-0.03%	0
2015	10.255570	10.027595	-2.22%	0
2014	10.102889	10.255570	1.51%	0
2013	10.584565	10.102889	-4.55%	0
2012	9.919841	10.584565	6.70%	0
2011*	10.000000	9.919841	-0.80%	0
1009

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	13.752700	13.666941	-0.62%	0
2019	12.348618	13.752700	11.37%	0
2018	13.197029	12.348618	-6.43%	0
2017	12.653275	13.197029	4.30%	0
2016	11.410873	12.653275	10.89%	0
2015	12.227379	11.410873	-6.68%	0
2014	12.584599	12.227379	-2.84%	0
2013	11.550330	12.584599	8.95%	0
2012	10.245334	11.550330	12.74%	0
2011	10.730617	10.245334	-4.52%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	10.387972	13.721860	32.09%	0
2019	8.439670	10.387972	23.09%	0
2018	10.640617	8.439670	-20.68%	0
2017	8.216622	10.640617	29.50%	0
2016	8.377409	8.216622	-1.92%	0
2015	9.486590	8.377409	-11.69%	0
2014	9.890046	9.486590	-4.08%	0
2013	8.827187	9.890046	12.04%	0
2012	7.844624	8.827187	12.53%	0
2011	11.026459	7.844624	-28.86%	0
ProFunds - ProFund VP Banks - Q/NQ
2020	19.160464	15.830752	-17.38%	0
2019	14.411826	19.160464	32.95%	0
2018	18.015546	14.411826	-20.00%	0
2017	15.676486	18.015546	14.92%	0
2016	13.053429	15.676486	20.09%	0
2015	13.453302	13.053429	-2.97%	0
2014	12.507434	13.453302	7.56%	0
2013	9.617075	12.507434	30.05%	0
2012	7.397975	9.617075	30.00%	0
2011*	10.000000	7.397975	-26.02%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	9.885941	11.221987	13.51%	0
2019	8.617712	9.885941	14.72%	0
2018	10.741413	8.617712	-19.77%	0
2017	8.963752	10.741413	19.83%	0
2016	7.762332	8.963752	15.48%	0
2015	9.253978	7.762332	-16.12%	0
2014	9.338739	9.253978	-0.91%	0
2013	8.091611	9.338739	15.41%	0
2012	7.654319	8.091611	5.71%	0
2011*	10.000000	7.654319	-23.46%	0
1010

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2020	1.835442	1.330443	-27.51%	0
2019	2.444402	1.835442	-24.91%	0
2018	2.410969	2.444402	1.39%	0
2017	3.015723	2.410969	-20.05%	0
2016	3.559019	3.015723	-15.27%	0
2015	3.841297	3.559019	-7.35%	0
2014	4.596814	3.841297	-16.44%	0
2013	6.422399	4.596814	-28.43%	0
2012	7.902488	6.422399	-18.73%	0
2011	8.899490	7.902488	-11.20%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	26.942786	30.293065	12.43%	0
2019	23.740956	26.942786	13.49%	0
2018	26.129222	23.740956	-9.14%	0
2017	21.878854	26.129222	19.43%	0
2016	26.561186	21.878854	-17.63%	0
2015	26.385463	26.561186	0.67%	0
2014	20.871144	26.385463	26.42%	0
2013	12.716435	20.871144	64.13%	0
2012	9.274418	12.716435	37.11%	0
2011*	10.000000	9.274418	-7.26%	0
ProFunds - ProFund VP Bull - Q/NQ
2020	21.156784	23.923011	13.07%	0
2019	16.845175	21.156784	25.60%	0
2018	18.420963	16.845175	-8.55%	0
2017	15.838043	18.420963	16.31%	0
2016	14.819647	15.838043	6.87%	0
2015	15.277444	14.819647	-3.00%	0
2014	14.064239	15.277444	8.63%	0
2013	11.122470	14.064239	26.45%	0
2012	10.022189	11.122470	10.98%	0
2011	10.283817	10.022189	-2.54%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	16.744680	21.384996	27.71%	0
2019	13.576573	16.744680	23.34%	0
2018	16.355001	13.576573	-16.99%	0
2017	14.585796	16.355001	12.13%	0
2016	14.454244	14.585796	0.91%	0
2015	14.239619	14.454244	1.51%	0
2014	13.256428	14.239619	7.42%	0
2013	10.590086	13.256428	25.18%	0
2012	9.803242	10.590086	8.03%	0
2011*	10.000000	9.803242	-1.97%	0
1011

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	24.165715	30.225147	25.07%	0
2019	19.895842	24.165715	21.46%	0
2018	20.294574	19.895842	-1.96%	0
2017	17.592653	20.294574	15.36%	0
2016	17.326523	17.592653	1.54%	0
2015	16.983468	17.326523	2.02%	0
2014	15.496826	16.983468	9.59%	0
2013	11.369271	15.496826	36.30%	0
2012	9.555596	11.369271	18.98%	0
2011*	10.000000	9.555596	-4.44%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	8.612916	10.636156	23.49%	0
2019	7.114192	8.612916	21.07%	0
2018	8.617278	7.114192	-17.44%	0
2017	6.635183	8.617278	29.87%	0
2016	6.133063	6.635183	8.19%	0
2015	7.616117	6.133063	-19.47%	0
2014	8.092296	7.616117	-5.88%	0
2013	8.874090	8.092296	-8.81%	0
2012	8.545442	8.874090	3.85%	0
2011	10.920598	8.545442	-21.75%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	11.437408	10.116553	-11.55%	0
2019	9.964260	11.437408	14.78%	0
2018	11.909283	9.964260	-16.33%	0
2017	10.207821	11.909283	16.67%	0
2016	9.715508	10.207821	5.07%	0
2015	11.186781	9.715508	-13.15%	0
2014	12.566254	11.186781	-10.98%	0
2013	10.601305	12.566254	18.53%	0
2012	9.330765	10.601305	13.62%	0
2011	10.508303	9.330765	-11.21%	0
ProFunds - ProFund VP Financials - Q/NQ
2020	19.446499	18.615097	-4.28%	0
2019	15.318321	19.446499	26.95%	0
2018	17.552104	15.318321	-12.73%	0
2017	15.238212	17.552104	15.18%	0
2016	13.558679	15.238212	12.39%	0
2015	14.124598	13.558679	-4.01%	0
2014	12.836089	14.124598	10.04%	0
2013	9.972777	12.836089	28.71%	0
2012	8.205078	9.972777	21.54%	0
2011*	10.000000	8.205078	-17.95%	0
1012

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2020	23.873315	26.623194	11.52%	0
2019	20.522570	23.873315	16.33%	0
2018	20.168073	20.522570	1.76%	0
2017	17.114299	20.168073	17.84%	0
2016	18.302795	17.114299	-6.49%	0
2015	17.883414	18.302795	2.35%	0
2014	14.835374	17.883414	20.55%	0
2013	10.892647	14.835374	36.20%	0
2012	9.521091	10.892647	14.41%	0
2011*	10.000000	9.521091	-4.79%	0
ProFunds - ProFund VP Industrials - Q/NQ
2020	18.817968	21.411683	13.78%	0
2019	14.797969	18.817968	27.17%	0
2018	17.410010	14.797969	-15.00%	0
2017	14.595127	17.410010	19.29%	0
2016	12.740455	14.595127	14.56%	0
2015	13.536884	12.740455	-5.88%	0
2014	13.157317	13.536884	2.88%	0
2013	9.770302	13.157317	34.67%	0
2012	8.658482	9.770302	12.84%	0
2011*	10.000000	8.658482	-13.42%	0
ProFunds - ProFund VP International - Q/NQ
2020	10.888131	11.130132	2.22%	0
2019	9.367807	10.888131	16.23%	0
2018	11.413051	9.367807	-17.92%	0
2017	9.615020	11.413051	18.70%	0
2016	9.958083	9.615020	-3.45%	0
2015	10.591856	9.958083	-5.98%	0
2014	11.828149	10.591856	-10.45%	0
2013	10.157559	11.828149	16.45%	0
2012	8.991302	10.157559	12.97%	0
2011	10.770790	8.991302	-16.52%	0
ProFunds - ProFund VP Internet - Q/NQ
2020	26.821230	39.421681	46.98%	0
2019	23.317994	26.821230	15.02%	0
2018	22.806498	23.317994	2.24%	0
2017	17.200350	22.806498	32.59%	0
2016	16.724436	17.200350	2.85%	0
2015	14.259733	16.724436	17.28%	0
2014	14.470627	14.259733	-1.46%	0
2013	9.787749	14.470627	47.84%	0
2012	8.386833	9.787749	16.70%	0
2011*	10.000000	8.386833	-16.13%	0
1013

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2020	14.344794	16.206445	12.98%	0
2019	12.266973	14.344794	16.94%	0
2018	14.247688	12.266973	-13.90%	0
2017	12.342059	14.247688	15.44%	0
2016	12.611999	12.342059	-2.14%	0
2015	12.231485	12.611999	3.11%	0
2014	12.159286	12.231485	0.59%	0
2013	8.417156	12.159286	44.46%	0
2012	7.025572	8.417156	19.81%	0
2011	8.849932	7.025572	-20.61%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	31.036170	44.027939	41.86%	0
2019	23.297408	31.036170	33.22%	0
2018	24.366196	23.297408	-4.39%	0
2017	19.177226	24.366196	27.06%	0
2016	18.695011	19.177226	2.58%	0
2015	17.853268	18.695011	4.71%	0
2014	15.657605	17.853268	14.02%	0
2013	11.965860	15.657605	30.85%	0
2012	10.564769	11.965860	13.26%	0
2011	10.685102	10.564769	-1.13%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	8.074054	5.156341	-36.14%	0
2019	7.635080	8.074054	5.75%	0
2018	9.822592	7.635080	-22.27%	0
2017	10.409308	9.822592	-5.64%	0
2016	8.600895	10.409308	21.03%	0
2015	11.518377	8.600895	-25.33%	0
2014	13.261183	11.518377	-13.14%	0
2013	10.967969	13.261183	20.91%	0
2012	10.938750	10.967969	0.27%	0
2011	10.977827	10.938750	-0.36%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	17.484979	19.171293	9.64%	0
2019	15.733483	17.484979	11.13%	0
2018	17.214794	15.733483	-8.60%	0
2017	16.006160	17.214794	7.55%	0
2016	17.060895	16.006160	-6.18%	0
2015	16.762565	17.060895	1.78%	0
2014	14.411118	16.762565	16.32%	0
2013	11.234783	14.411118	28.27%	0
2012	10.307498	11.234783	9.00%	0
2011*	10.000000	10.307498	3.07%	0
1014

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	3.751698	4.537456	20.94%	0
2019	2.637212	3.751698	42.26%	0
2018	3.127973	2.637212	-15.69%	0
2017	3.048672	3.127973	2.60%	0
2016	2.007601	3.048672	51.86%	0
2015	3.068252	2.007601	-34.57%	0
2014	4.135720	3.068252	-25.81%	0
2013	6.839291	4.135720	-39.53%	0
2012	8.213558	6.839291	-16.73%	0
2011*	10.000000	8.213558	-17.86%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2020	15.024835	13.720202	-8.68%	0
2019	12.163212	15.024835	23.53%	0
2018	13.237531	12.163212	-8.12%	0
2017	12.570983	13.237531	5.30%	0
2016	12.200489	12.570983	3.04%	0
2015	12.479290	12.200489	-2.23%	0
2014	10.243120	12.479290	21.83%	0
2013	10.501510	10.243120	-2.46%	0
2012	9.197429	10.501510	14.18%	0
2011*	10.000000	9.197429	-8.03%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.312276	1.651651	-28.57%	0
2019	2.873158	2.312276	-19.52%	0
2018	2.830949	2.873158	1.49%	0
2017	3.297409	2.830949	-14.15%	0
2016	3.567640	3.297409	-7.57%	0
2015	3.720064	3.567640	-4.10%	0
2014	5.473825	3.720064	-32.04%	0
2013	4.822421	5.473825	13.51%	0
2012	5.317814	4.822421	-9.32%	0
2011	8.731148	5.317814	-39.09%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	27.641594	39.018712	41.16%	0
2019	18.938174	27.641594	45.96%	0
2018	21.652232	18.938174	-12.53%	0
2017	16.389521	21.652232	32.11%	0
2016	13.168381	16.389521	24.46%	0
2015	13.913079	13.168381	-5.35%	0
2014	10.612507	13.913079	31.10%	0
2013	8.158821	10.612507	30.07%	0
2012	8.737203	8.158821	-6.62%	0
2011*	10.000000	8.737203	-12.63%	0
1015

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	3.659421	2.433543	-33.50%	0
2019	4.753022	3.659421	-23.01%	0
2018	4.332696	4.753022	9.70%	0
2017	6.161298	4.332696	-29.68%	0
2016	7.547998	6.161298	-18.37%	0
2015	6.945409	7.547998	8.68%	0
2014	7.342194	6.945409	-5.40%	0
2013	7.551695	7.342194	-2.77%	0
2012	8.912454	7.551695	-15.27%	0
2011	8.263983	8.912454	7.85%	0
ProFunds - ProFund VP Short International - Q/NQ
2020	3.034932	2.456354	-19.06%	0
2019	3.771267	3.034932	-19.52%	0
2018	3.351776	3.771267	12.52%	0
2017	4.333554	3.351776	-22.66%	0
2016	4.725308	4.333554	-8.29%	0
2015	5.039548	4.725308	-6.24%	0
2014	5.030575	5.039548	0.18%	0
2013	6.535181	5.030575	-23.02%	0
2012	8.399778	6.535181	-22.20%	0
2011	8.466295	8.399778	-0.79%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.151958	0.642372	-44.24%	0
2019	1.643091	1.151958	-29.89%	0
2018	1.736463	1.643091	-5.38%	0
2017	2.383573	1.736463	-27.15%	0
2016	2.719357	2.383573	-12.35%	0
2015	3.209147	2.719357	-15.26%	0
2014	4.084913	3.209147	-21.44%	0
2013	5.937858	4.084913	-31.21%	0
2012	7.504244	5.937858	-20.87%	0
2011	8.601251	7.504244	-12.75%	0
ProFunds - ProFund VP Technology - Q/NQ
2020	26.918572	37.986305	41.12%	0
2019	19.025983	26.918572	41.48%	0
2018	19.985503	19.025983	-4.80%	0
2017	15.169387	19.985503	31.75%	0
2016	13.855032	15.169387	9.49%	0
2015	13.884014	13.855032	-0.21%	0
2014	12.062117	13.884014	15.10%	0
2013	9.886851	12.062117	22.00%	0
2012	9.198036	9.886851	7.49%	0
2011*	10.000000	9.198036	-8.02%	0
1016

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	11.872393	11.934169	0.52%	0
2019	10.615275	11.872393	11.84%	0
2018	12.833147	10.615275	-17.28%	0
2017	13.453728	12.833147	-4.61%	0
2016	11.347234	13.453728	18.56%	0
2015	11.469599	11.347234	-1.07%	0
2014	11.703557	11.469599	-2.00%	0
2013	10.716383	11.703557	9.21%	0
2012	9.438362	10.716383	13.54%	0
2011*	10.000000	9.438362	-5.62%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	15.242493	17.927027	17.61%	0
2019	13.230586	15.242493	15.21%	0
2018	14.357312	13.230586	-7.85%	0
2017	13.455449	14.357312	6.70%	0
2016	13.849181	13.455449	-2.84%	0
2015	15.061148	13.849181	-8.05%	0
2014	11.331402	15.061148	32.92%	0
2013	14.375224	11.331402	-21.17%	0
2012	14.610229	14.375224	-1.61%	0
2011	10.446203	14.610229	39.86%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	96.982353	176.077420	81.56%	0
2019	55.391064	96.982353	75.09%	0
2018	62.909077	55.391064	-11.95%	0
2017	38.345997	62.909077	64.06%	0
2016	36.223064	38.345997	5.86%	0
2015	32.719766	36.223064	10.71%	0
2014	24.717071	32.719766	32.38%	0
2013	14.165852	24.717071	74.48%	0
2012	10.868623	14.165852	30.34%	0
2011	11.287275	10.868623	-3.71%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.136780	0.038042	-72.19%	0
2019	0.283576	0.136780	-51.77%	0
2018	0.329201	0.283576	-13.86%	0
2017	0.613514	0.329201	-46.34%	0
2016	0.788989	0.613514	-22.24%	0
2015	1.097957	0.788989	-28.14%	0
2014	1.753751	1.097957	-37.39%	0
2013	3.503782	1.753751	-49.95%	0
2012	5.551164	3.503782	-36.88%	0
2011	7.319396	5.551164	-24.16%	0
1017

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2020	18.770970	17.853177	-4.89%	0
2019	15.676174	18.770970	19.74%	0
2018	15.637663	15.676174	0.25%	0
2017	14.502645	15.637663	7.83%	0
2016	12.931375	14.502645	12.15%	0
2015	14.177516	12.931375	-8.79%	0
2014	11.556895	14.177516	22.68%	0
2013	10.465945	11.556895	10.42%	0
2012	10.725330	10.465945	-2.42%	0
2011*	10.000000	10.725330	7.25%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2020	6.509120	5.806159	-10.80%	0
2019	5.202311	6.509120	25.12%	0
2018	6.607299	5.202311	-21.26%	0
2017	6.027225	6.607299	9.62%	0
2016	4.859990	6.027225	24.02%	0
2015	5.241991	4.859990	-7.29%	0
2014	5.201347	5.241991	0.78%	0
2013	4.131617	5.201347	25.89%	0
2012	3.413348	4.131617	21.04%	0
2011	4.503805	3.413348	-24.21%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	13.850454	16.163298	16.70%	0
2019	11.704271	13.850454	18.34%	0
2018	14.551125	11.704271	-19.56%	0
2017	12.295149	14.551125	18.35%	0
2016	9.640675	12.295149	27.53%	0
2015	11.962427	9.640675	-19.41%	0
2014	12.502639	11.962427	-4.32%	0
2013	12.671535	12.502639	-1.33%	0
2012	11.744465	12.671535	7.89%	0
2011	14.425828	11.744465	-18.59%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	30.358290	35.889667	18.22%	0
2019	24.988110	30.358290	21.49%	0
2018	28.320988	24.988110	-11.77%	0
2017	22.450427	28.320988	26.15%	0
2016	28.674354	22.450427	-21.71%	0
2015	27.126383	28.674354	5.71%	0
2014	20.977209	27.126383	29.31%	0
2013	13.959294	20.977209	50.27%	0
2012	10.534636	13.959294	32.51%	0
2011	9.774454	10.534636	7.78%	0
1018

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	2.170753	1.634648	-24.70%	0
2019	1.932767	2.170753	12.31%	0
2018	2.337124	1.932767	-17.30%	0
2017	2.296385	2.337124	1.77%	0
2016	2.134297	2.296385	7.59%	0
2015	3.308609	2.134297	-35.49%	0
2014	5.145252	3.308609	-35.70%	0
2013	5.455091	5.145252	-5.68%	119
2012	5.678151	5.455091	-3.93%	137
2011	6.241077	5.678151	-9.02%	155
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	23.078791	24.193897	4.83%	0
2019	19.359567	23.078791	19.21%	0
2018	22.610356	19.359567	-14.38%	0
2017	20.802072	22.610356	8.69%	0
2016	20.247989	20.802072	2.74%	0
2015	19.560616	20.247989	3.51%	0
2014	17.822014	19.560616	9.76%	0
2013	14.259577	17.822014	24.98%	0
2012	13.419527	14.259577	6.26%	0
2011	12.103950	13.419527	10.87%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	36.624486	36.307645	-0.87%	0
2019	25.485247	36.624486	43.71%	0
2018	30.495817	25.485247	-16.43%	0
2017	19.739526	30.495817	54.49%	0
2016	15.494207	19.739526	27.40%	0
2015	16.599818	15.494207	-6.66%	0
2014	14.583680	16.599818	13.82%	0
2013	9.197894	14.583680	58.55%	0
2012	8.057620	9.197894	14.15%	0
2011	7.579202	8.057620	6.31%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	19.072086	28.987876	51.99%	0
2019	12.286879	19.072086	55.22%	0
2018	14.445896	12.286879	-14.95%	0
2017	11.309714	14.445896	27.73%	0
2016	9.333149	11.309714	21.18%	0
2015	9.380065	9.333149	-0.50%	0
2014	7.778913	9.380065	20.58%	0
2013	5.910521	7.778913	31.61%	0
2012	6.002532	5.910521	-1.53%	0
2011	7.375451	6.002532	-18.61%	0
1019

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2020	5.920850	3.797745	-35.86%	0
2019	5.688248	5.920850	4.09%	0
2018	7.834837	5.688248	-27.40%	0
2017	8.576601	7.834837	-8.65%	0
2016	6.699110	8.576601	28.03%	0
2015	9.852744	6.699110	-32.01%	0
2014	12.425020	9.852744	-20.70%	0
2013	10.326627	12.425020	20.32%	0
2012	10.348879	10.326627	-0.22%	0
2011	11.278830	10.348879	-8.25%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	2.580750	1.575883	-38.94%	0
2019	2.649928	2.580750	-2.61%	0
2018	5.004331	2.649928	-47.05%	0
2017	6.311715	5.004331	-20.71%	0
2016	5.258943	6.311715	20.02%	0
2015	7.901625	5.258943	-33.44%	0
2014	11.475765	7.901625	-31.15%	0
2013	9.505278	11.475765	20.73%	0
2012	9.715447	9.505278	-2.16%	0
2011	10.990678	9.715447	-11.60%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	6.906832	6.746572	-2.32%	0
2019	5.518653	6.906832	25.15%	0
2018	6.990491	5.518653	-21.05%	0
2017	5.577526	6.990491	25.33%	0
2016	6.061229	5.577526	-7.98%	0
2015	6.701524	6.061229	-9.55%	0
2014	7.858629	6.701524	-14.72%	0
2013	6.509000	7.858629	20.73%	0
2012	5.490462	6.509000	18.55%	0
2011	6.638950	5.490462	-17.30%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	9.810189	9.549689	-2.66%	0
2019	7.860068	9.810189	24.81%	0
2018	9.196141	7.860068	-14.53%	0
2017	8.164482	9.196141	12.64%	0
2016	7.232814	8.164482	12.88%	0
2015	7.730256	7.232814	-6.44%	0
2014	7.046140	7.730256	9.71%	0
2013	5.668470	7.046140	24.30%	0
2012	4.741556	5.668470	19.55%	0
2011	5.718976	4.741556	-17.09%	0
1020

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	15.157140	18.013198	18.84%	0
2019	13.320647	15.157140	13.79%	0
2018	14.440017	13.320647	-7.75%	0
2017	13.515286	14.440017	6.84%	0
2016	13.915123	13.515286	-2.87%	0
2015	15.046028	13.915123	-7.52%	0
2014	11.465703	15.046028	31.23%	267
2013	14.392814	11.465703	-20.34%	306
2012	14.339516	14.392814	0.37%	351
2011	10.399562	14.339516	37.89%	399
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	23.571680	27.261616	15.65%	0
2019	19.734918	23.571680	19.44%	0
2018	20.004806	19.734918	-1.35%	0
2017	16.707380	20.004806	19.74%	0
2016	18.984282	16.707380	-11.99%	0
2015	18.636872	18.984282	1.86%	0
2014	15.346238	18.636872	21.44%	0
2013	11.104304	15.346238	38.20%	0
2012	9.726079	11.104304	14.17%	0
2011	9.533143	9.726079	2.02%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	11.694760	11.343204	-3.01%	0
2019	10.542051	11.694760	10.93%	0
2018	10.913928	10.542051	-3.41%	0
2017	10.479170	10.913928	4.15%	0
2016	9.633363	10.479170	8.78%	0
2015	9.956108	9.633363	-3.24%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2020	27.127724	42.354245	56.13%	0
2019	22.187520	27.127724	22.27%	0
2018	23.524687	22.187520	-5.68%	0
2017	18.018818	23.524687	30.56%	0
2016	17.703017	18.018818	1.78%	0
2015	16.764917	17.703017	5.60%	0
2014	16.873527	16.764917	-0.64%	0
2013	11.449297	16.873527	47.38%	0
2012	9.846614	11.449297	16.28%	0
2011	11.471631	9.846614	-14.17%	0
1021

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.210027	0.110998	-47.15%	0
2019	0.337276	0.210027	-37.73%	0
2018	0.341248	0.337276	-1.16%	0
2017	0.573599	0.341248	-40.51%	0
2016	0.836611	0.573599	-31.44%	0
2015	0.933514	0.836611	-10.38%	0
2014	1.224475	0.933514	-23.76%	0
2013	2.239373	1.224475	-45.32%	0
2012	2.963701	2.239373	-24.44%	0
2011	4.170142	2.963701	-28.93%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.296288	1.765775	-23.10%	0
2019	2.717609	2.296288	-15.50%	0
2018	2.687271	2.717609	1.13%	0
2017	3.026356	2.687271	-11.20%	0
2016	3.199430	3.026356	-5.41%	0
2015	3.323605	3.199430	-3.74%	0
2014	4.542167	3.323605	-26.83%	0
2013	4.043851	4.542167	12.32%	0
2012	4.424030	4.043851	-8.59%	0
2011	6.526130	4.424030	-32.21%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.324530	0.969430	-26.81%	0
2019	1.705605	1.324530	-22.34%	0
2018	1.578347	1.705605	8.06%	0
2017	1.873310	1.578347	-15.75%	0
2016	2.376991	1.873310	-21.19%	0
2015	2.466942	2.376991	-3.65%	0
2014	2.862386	2.466942	-13.82%	0
2013	4.055464	2.862386	-29.42%	0
2012	5.097929	4.055464	-20.45%	0
2011	5.645027	5.097929	-9.69%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.759744	0.459019	-39.58%	0
2019	1.083012	0.759744	-29.85%	0
2018	1.143140	1.083012	-5.26%	0
2017	1.556881	1.143140	-26.57%	0
2016	1.764842	1.556881	-11.78%	0
2015	2.078593	1.764842	-15.09%	0
2014	2.621387	2.078593	-20.71%	0
2013	3.791554	2.621387	-30.86%	0
2012	4.782900	3.791554	-20.73%	0
2011	5.457694	4.782900	-12.36%	0
1022

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	1.232298	0.830882	-32.57%	0
2019	1.592982	1.232298	-22.64%	0
2018	1.471120	1.592982	8.28%	0
2017	1.744874	1.471120	-15.69%	0
2016	2.245931	1.744874	-22.31%	0
2015	2.302373	2.245931	-2.45%	0
2014	2.591972	2.302373	-11.17%	0
2013	3.846422	2.591972	-32.61%	0
2012	4.822990	3.846422	-20.25%	0
2011	5.356714	4.822990	-9.96%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.484054	1.084269	-26.94%	0
2019	1.975534	1.484054	-24.88%	0
2018	1.950157	1.975534	1.30%	0
2017	2.421146	1.950157	-19.45%	0
2016	2.823340	2.421146	-14.25%	0
2015	3.031650	2.823340	-6.87%	0
2014	3.636674	3.031650	-16.64%	0
2013	5.078567	3.636674	-28.39%	0
2012	6.277894	5.078567	-19.10%	0
2011	7.082257	6.277894	-11.36%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	14.140772	19.356606	36.89%	0
2019	10.437253	14.140772	35.48%	0
2018	13.902579	10.437253	-24.93%	0
2017	9.491009	13.902579	46.48%	0
2016	8.945631	9.491009	6.10%	0
2015	8.196442	8.945631	9.14%	0
2014	9.943265	8.196442	-17.57%	0
2013	6.540598	9.943265	52.02%	0
2012	5.588619	6.540598	17.03%	0
2011	8.071152	5.588619	-30.76%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	20.124020	23.731688	17.93%	0
2019	15.973410	20.124020	25.98%	0
2018	18.938606	15.973410	-15.66%	0
2017	16.178884	18.938606	17.06%	0
2016	15.151836	16.178884	6.78%	0
2015	15.501284	15.151836	-2.25%	0
2014	14.799021	15.501284	4.75%	0
2013	10.663519	14.799021	38.78%	0
2012	9.020047	10.663519	18.22%	0
2011	9.034134	9.020047	-0.16%	0
1023

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	22.415403	24.178622	7.87%	0
2019	16.899626	22.415403	32.64%	0
2018	21.518848	16.899626	-21.47%	0
2017	18.032604	21.518848	19.33%	0
2016	14.272276	18.032604	26.35%	0
2015	15.498595	14.272276	-7.91%	0
2014	14.208447	15.498595	9.08%	0
2013	9.704800	14.208447	46.41%	0
2012	8.010433	9.704800	21.15%	0
2011	8.895090	8.010433	-9.95%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	85.410940	155.540248	82.11%	0
2019	48.555706	85.410940	75.90%	0
2018	54.949376	48.555706	-11.64%	0
2017	33.265425	54.949376	65.18%	0
2016	31.144258	33.265425	6.81%	0
2015	27.880978	31.144258	11.70%	0
2014	20.948199	27.880978	33.09%	0
2013	11.927653	20.948199	75.63%	0
2012	9.126057	11.927653	30.70%	0
2011	9.428105	9.126057	-3.20%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	34.249047	48.382866	41.27%	0
2019	25.679174	34.249047	33.37%	0
2018	26.840544	25.679174	-4.33%	0
2017	21.003838	26.840544	27.79%	0
2016	20.335532	21.003838	3.29%	0
2015	19.278813	20.335532	5.48%	0
2014	16.844405	19.278813	14.45%	579
2013	12.839778	16.844405	31.19%	664
2012	11.284040	12.839778	13.79%	761
2011	11.332834	11.284040	-0.43%	864
Rydex Variable Trust - Nova Fund - Q/NQ
2020	25.055351	29.307175	16.97%	0
2019	17.726393	25.055351	41.34%	0
2018	20.287085	17.726393	-12.62%	0
2017	15.795968	20.287085	28.43%	0
2016	14.006000	15.795968	12.78%	0
2015	14.476512	14.006000	-3.25%	0
2014	12.526873	14.476512	15.56%	859
2013	8.627641	12.526873	45.19%	987
2012	7.242682	8.627641	19.12%	1,130
2011	7.519636	7.242682	-3.68%	1,284
1024

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	5.943755	7.779194	30.88%	0
2019	4.007385	5.943755	48.32%	0
2018	4.931928	4.007385	-18.75%	0
2017	4.725836	4.931928	4.36%	0
2016	2.929617	4.725836	61.31%	0
2015	4.317825	2.929617	-32.15%	0
2014	5.360980	4.317825	-19.46%	0
2013	10.207403	5.360980	-47.48%	0
2012	10.922776	10.207403	-6.55%	0
2011	14.778297	10.922776	-26.09%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	12.520446	11.491173	-8.22%	0
2019	10.325195	12.520446	21.26%	0
2018	11.435239	10.325195	-9.71%	0
2017	11.001468	11.435239	3.94%	0
2016	10.248063	11.001468	7.35%	0
2015	10.788606	10.248063	-5.01%	0
2014	9.148757	10.788606	17.92%	0
2013	9.031930	9.148757	1.29%	0
2012	7.832022	9.031930	15.32%	0
2011	7.858546	7.832022	-0.34%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	19.247402	26.948503	40.01%	0
2019	15.867299	19.247402	21.30%	0
2018	16.828569	15.867299	-5.71%	0
2017	15.305258	16.828569	9.95%	0
2016	15.657572	15.305258	-2.25%	0
2015	16.283470	15.657572	-3.84%	0
2014	15.378442	16.283470	5.89%	0
2013	11.620651	15.378442	32.34%	0
2012	10.212613	11.620651	13.79%	0
2011	9.951955	10.212613	2.62%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	17.242027	20.169845	16.98%	0
2019	13.070585	17.242027	31.91%	0
2018	16.678581	13.070585	-21.63%	0
2017	14.259674	16.678581	16.96%	0
2016	11.219316	14.259674	27.10%	0
2015	12.662288	11.219316	-11.40%	0
2014	12.459446	12.662288	1.63%	0
2013	8.063169	12.459446	54.52%	0
2012	6.776753	8.063169	18.98%	0
2011	7.918789	6.776753	-14.42%	0
1025

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	29.457413	33.901643	15.09%	0
2019	18.599952	29.457413	58.37%	0
2018	22.566149	18.599952	-17.58%	0
2017	16.136579	22.566149	39.84%	0
2016	13.751692	16.136579	17.34%	0
2015	14.349680	13.751692	-4.17%	0
2014	11.812736	14.349680	21.48%	0
2013	7.184740	11.812736	64.41%	0
2012	5.698450	7.184740	26.08%	0
2011	6.087704	5.698450	-6.39%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	22.918673	28.437343	24.08%	0
2019	18.576879	22.918673	23.37%	0
2018	20.204095	18.576879	-8.05%	0
2017	16.665459	20.204095	21.23%	0
2016	16.670722	16.665459	-0.03%	0
2015	16.924132	16.670722	-1.50%	0
2014	15.448305	16.924132	9.55%	0
2013	11.217420	15.448305	37.72%	0
2012	10.159397	11.217420	10.41%	0
2011	10.539405	10.159397	-3.61%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	17.556327	15.301366	-12.84%	0
2019	14.614689	17.556327	20.13%	0
2018	17.303679	14.614689	-15.54%	0
2017	15.324144	17.303679	12.92%	0
2016	13.393762	15.324144	14.41%	0
2015	15.166975	13.393762	-11.69%	0
2014	14.028628	15.166975	8.11%	0
2013	9.909884	14.028628	41.56%	0
2012	8.320298	9.909884	19.10%	0
2011	8.817028	8.320298	-5.63%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	18.364904	23.349120	27.14%	0
2019	16.329010	18.364904	12.47%	0
2018	19.676680	16.329010	-17.01%	0
2017	17.000319	19.676680	15.74%	0
2016	16.985471	17.000319	0.09%	0
2015	17.202941	16.985471	-1.26%	0
2014	17.931659	17.202941	-4.06%	0
2013	13.726611	17.931659	30.63%	0
2012	12.138006	13.726611	13.09%	0
2011	12.537480	12.138006	-3.19%	0
1026

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	15.514746	16.240400	4.68%	0
2019	13.000855	15.514746	19.34%	0
2018	16.468652	13.000855	-21.06%	0
2017	14.934676	16.468652	10.27%	0
2016	11.889638	14.934676	25.61%	0
2015	13.843399	11.889638	-14.11%	0
2014	13.310714	13.843399	4.00%	0
2013	10.057706	13.310714	32.34%	0
2012	8.822708	10.057706	14.00%	0
2011	9.750427	8.822708	-9.51%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	18.060633	20.373471	12.81%	0
2019	16.463170	18.060633	9.70%	0
2018	18.573693	16.463170	-11.36%	0
2017	16.417801	18.573693	13.13%	0
2016	14.193247	16.417801	15.67%	0
2015	14.619234	14.193247	-2.91%	0
2014	15.001931	14.619234	-2.55%	12,239
2013	10.894235	15.001931	37.71%	0
2012	10.107720	10.894235	7.78%	0
2011	10.019442	10.107720	0.88%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	11.988404	10.985174	-8.37%	0
2019	10.194113	11.988404	17.60%	0
2018	13.173456	10.194113	-22.62%	0
2017	13.554825	13.173456	-2.81%	0
2016	10.557515	13.554825	28.39%	0
2015	12.531033	10.557515	-15.75%	0
2014	12.692386	12.531033	-1.27%	0
2013	9.118833	12.692386	39.19%	0
2012	7.773696	9.118833	17.30%	0
2011	8.808660	7.773696	-11.75%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	5.968223	4.999683	-16.23%	0
2019	5.854340	5.968223	1.95%	0
2018	5.373185	5.854340	8.95%	0
2017	6.695076	5.373185	-19.74%	0
2016	6.420234	6.695076	4.28%	0
2015	5.812195	6.420234	10.46%	0
2014	4.851673	5.812195	19.80%	0
2013	5.130969	4.851673	-5.44%	0
2012	5.618539	5.130969	-8.68%	0
2011	6.021715	5.618539	-6.70%	0
1027

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2020	23.147718	33.667507	45.45%	0
2019	16.997420	23.147718	36.18%	0
2018	17.709372	16.997420	-4.02%	0
2017	13.700595	17.709372	29.26%	0
2016	12.656622	13.700595	8.25%	0
2015	12.844850	12.656622	-1.47%	0
2014	11.954927	12.844850	7.44%	0
2013	9.060668	11.954927	31.94%	0
2012	8.303260	9.060668	9.12%	0
2011	9.383392	8.303260	-11.51%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	9.052627	9.659416	6.70%	0
2019	8.205422	9.052627	10.32%	0
2018	8.892278	8.205422	-7.72%	0
2017	8.619778	8.892278	3.16%	0
2016	7.533527	8.619778	14.42%	0
2015	8.288362	7.533527	-9.11%	0
2014	8.288495	8.288362	0.00%	0
2013	7.240800	8.288495	14.47%	0
2012	7.086363	7.240800	2.18%	0
2011	8.494979	7.086363	-16.58%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	16.122466	22.094725	37.04%	0
2019	13.533912	16.122466	19.13%	0
2018	17.373839	13.533912	-22.10%	0
2017	14.609982	17.373839	18.92%	0
2016	12.987608	14.609982	12.49%	0
2015	15.512847	12.987608	-16.28%	0
2014	12.962994	15.512847	19.67%	0
2013	8.830276	12.962994	46.80%	0
2012	7.706700	8.830276	14.58%	0
2011	8.897374	7.706700	-13.38%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	19.249014	17.795358	-7.55%	0
2019	16.596926	19.249014	15.98%	0
2018	16.412794	16.596926	1.12%	0
2017	15.169835	16.412794	8.19%	0
2016	13.379498	15.169835	13.38%	0
2015	14.820729	13.379498	-9.72%	0
2014	12.375261	14.820729	19.76%	0
2013	11.176140	12.375261	10.73%	0
2012	11.342568	11.176140	-1.47%	0
2011	10.008411	11.342568	13.33%	0
1028

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	4.710441	5.035267	6.90%	0
2019	5.079937	4.710441	-7.27%	0
2018	5.899952	5.079937	-13.90%	0
2017	5.073916	5.899952	16.28%	0
2016	5.703149	5.073916	-11.03%	0
2015	7.036623	5.703149	-18.95%	0
2014	9.247386	7.036623	-23.91%	0
2013	9.764267	9.247386	-5.29%	0
2012	9.942688	9.764267	-1.79%	0
2011	10.592559	9.942688	-6.14%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	10.315528	10.794247	4.64%	0
2019	9.970643	10.315528	3.46%	0
2018	9.555032	9.970643	4.35%	0
2017	9.559242	9.555032	-0.04%	0
2016	9.574827	9.559242	-0.16%	0
2015	9.915153	9.574827	-3.43%	0
2014	10.036666	9.915153	-1.21%	0
2013*	10.000000	10.036666	0.37%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.326281	5.021722	16.07%	0
2019	3.968468	4.326281	9.02%	0
2018	5.678844	3.968468	-30.12%	0
2017	5.927664	5.678844	-4.20%	0
2016	4.232353	5.927664	40.06%	0
2015	6.526141	4.232353	-35.15%	0
2014	8.278717	6.526141	-21.17%	0
2013	7.685738	8.278717	7.72%	0
2012	7.629066	7.685738	0.74%	0
2011*	10.000000	7.629066	-23.71%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	11.768997	15.899798	35.10%	0
2019	8.704179	11.768997	35.21%	0
2018	10.708683	8.704179	-18.72%	0
2017*	10.000000	10.708683	7.09%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.702926	10.268260	-4.06%	0
2019*	10.000000	10.702926	7.03%	0
1029

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	13.872362	14.754254	6.36%	0
2019	12.055520	13.872362	15.07%	0
2018	13.233891	12.055520	-8.90%	0
2017	11.756365	13.233891	12.57%	0
2016	11.561742	11.756365	1.68%	0
2015	11.724769	11.561742	-1.39%	0
2014	11.244493	11.724769	4.27%	0
2013	9.933963	11.244493	13.19%	0
2012	9.001059	9.933963	10.36%	0
2011*	10.000000	9.001059	-9.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.627754	8.584790	-0.50%	0
2019	7.588516	8.627754	13.69%	0
2018*	10.000000	7.588516	-24.11%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.337080	6.076423	-27.12%	0
2019	7.112189	8.337080	17.22%	0
2018	9.016329	7.112189	-21.12%	0
2017	9.339500	9.016329	-3.46%	0
2016	6.813355	9.339500	37.08%	0
2015	11.275244	6.813355	-39.57%	0
2014	10.349497	11.275244	8.94%	0
2013*	10.000000	10.349497	3.49%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	14.575621	15.501777	6.35%	0
2019	10.706767	14.575621	36.13%	0
2018	12.575971	10.706767	-14.86%	0
2017	10.337090	12.575971	21.66%	0
2016	9.833745	10.337090	5.12%	0
2015	10.236286	9.833745	-3.93%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	9.643683	10.285183	6.65%	0
2019	9.096379	9.643683	6.02%	0
2018	9.616464	9.096379	-5.41%	0
2017	9.527665	9.616464	0.93%	0
2016	9.374989	9.527665	1.63%	0
2015	9.873947	9.374989	-5.05%	0
2014	9.818743	9.873947	0.56%	0
2013	11.020568	9.818743	-10.91%	0
2012	10.542625	11.020568	4.53%	0
2011*	10.000000	10.542625	5.43%	0
1030

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	12.992789	14.142120	8.85%	0
2019	10.767621	12.992789	20.67%	0
2018	11.878223	10.767621	-9.35%	0
2017	10.126041	11.878223	17.30%	0
2016	9.165049	10.126041	10.49%	0
2015*	10.000000	9.165049	-8.35%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	12.618640	12.404203	-1.70%	0
2019	10.203574	12.618640	23.67%	0
2018	11.538877	10.203574	-11.57%	0
2017	10.898663	11.538877	5.87%	0
2016	9.291530	10.898663	17.30%	0
2015*	10.000000	9.291530	-7.08%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	10.756518	10.902288	1.36%	0
2019	9.394156	10.756518	14.50%	0
2018	10.405660	9.394156	-9.72%	0
2017	9.487935	10.405660	9.67%	0
2016	9.390086	9.487935	1.04%	0
2015	9.821805	9.390086	-4.40%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	14.780138	18.617331	25.96%	0
2019	11.568027	14.780138	27.77%	0
2018	13.324838	11.568027	-13.18%	0
2017	10.894691	13.324838	22.31%	0
2016	10.987398	10.894691	-0.84%	0
2015	11.288772	10.987398	-2.67%	0
2014	11.381807	11.288772	-0.82%	0
2013*	10.000000	11.381807	13.82%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.098788	10.671067	5.67%	0
2019	9.504322	10.098788	6.25%	0
2018	9.835426	9.504322	-3.37%	0
2017	9.788575	9.835426	0.48%	0
2016*	10.000000	9.788575	-2.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	11.655800	12.975395	11.32%	0
2019	9.876881	11.655800	18.01%	0
2018	10.701790	9.876881	-7.71%	0
2017	9.581568	10.701790	11.69%	0
2016	9.270560	9.581568	3.35%	0
2015	9.918280	9.270560	-6.53%	0
1031

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.996302	14.111821	0.83%	0
2019	11.279704	13.996302	24.08%	0
2018	12.516859	11.279704	-9.88%	0
2017	11.036532	12.516859	13.41%	0
2016*	10.000000	11.036532	10.37%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	12.987825	15.262141	17.51%	0
2019	11.329696	12.987825	14.64%	0
2018	12.594425	11.329696	-10.04%	0
2017	11.376676	12.594425	10.70%	0
2016	11.257149	11.376676	1.06%	0
2015	11.680568	11.257149	-3.62%	0
2014	11.771100	11.680568	-0.77%	0
2013	10.567989	11.771100	11.38%	0
2012	9.872381	10.567989	7.05%	0
2011	10.523654	9.872381	-6.19%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.316541	12.930832	4.99%	0
2019	10.555937	12.316541	16.68%	0
2018	12.862683	10.555937	-17.93%	0
2017	11.484424	12.862683	12.00%	0
2016	10.239524	11.484424	12.16%	0
2015	10.789789	10.239524	-5.10%	0
2014*	10.000000	10.789789	7.90%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.721194	11.095333	3.49%	0
2019	9.451358	10.721194	13.44%	0
2018	10.114546	9.451358	-6.56%	0
2017*	10.000000	10.114546	1.15%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	4.711372	4.518616	-4.09%	0
2019	4.536148	4.711372	3.86%	0
2018	5.275352	4.536148	-14.01%	0
2017	5.337617	5.275352	-1.17%	0
2016	4.894205	5.337617	9.06%	0
2015	6.712200	4.894205	-27.08%	0
2014	8.308447	6.712200	-19.21%	0
2013	9.511617	8.308447	-12.65%	0
2012	9.980294	9.511617	-4.70%	0
2011	11.736212	9.980294	-14.96%	0
1032

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.280109	10.207765	-0.70%	0
2019	9.861844	10.280109	4.24%	0
2018	10.140496	9.861844	-2.75%	0
2017	10.069143	10.140496	0.71%	0
2016	9.493234	10.069143	6.07%	0
2015*	10.000000	9.493234	-5.07%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.274605	13.090964	27.41%	0
2019	8.169334	10.274605	25.77%	0
2018*	10.000000	8.169334	-18.31%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	12.934623	14.422219	11.50%	0
2019	11.258701	12.934623	14.89%	0
2018	12.255020	11.258701	-8.13%	0
2017	11.066701	12.255020	10.74%	0
2016	11.053239	11.066701	0.12%	0
2015	11.361004	11.053239	-2.71%	0
2014	11.057841	11.361004	2.74%	0
2013	9.848145	11.057841	12.28%	0
2012	9.013953	9.848145	9.25%	0
2011*	10.000000	9.013953	-9.86%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.137716	15.619693	18.89%	0
2019	10.873174	13.137716	20.83%	0
2018	11.690032	10.873174	-6.99%	0
2017	10.340714	11.690032	13.05%	0
2016*	10.000000	10.340714	3.41%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	12.728034	13.188746	3.62%	0
2019	10.286158	12.728034	23.74%	0
2018	11.554282	10.286158	-10.98%	0
2017	10.535118	11.554282	9.67%	0
2016	9.193039	10.535118	14.60%	0
2015*	10.000000	9.193039	-8.07%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.137939	14.808448	4.74%	0
2019	11.198834	14.137939	26.24%	0
2018	12.670217	11.198834	-11.61%	0
2017	11.160139	12.670217	13.53%	0
2016*	10.000000	11.160139	11.60%	0
1033

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	16.526241	23.095203	39.75%	0
2019	12.670893	16.526241	30.43%	0
2018	13.074368	12.670893	-3.09%	0
2017	9.960958	13.074368	31.26%	0
2016	10.175399	9.960958	-2.11%	0
2015*	10.000000	10.175399	1.75%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	10.949501	10.917634	-0.29%	0
2019	9.800077	10.949501	11.73%	0
2018	10.447263	9.800077	-6.19%	0
2017	10.036923	10.447263	4.09%	0
2016	9.029869	10.036923	11.15%	0
2015*	10.000000	9.029869	-9.70%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.293281	10.938785	6.27%	0
2019	9.664561	10.293281	6.51%	0
2018	10.007890	9.664561	-3.43%	0
2017	9.884942	10.007890	1.24%	0
2016*	10.000000	9.884942	-1.15%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	11.015116	9.994832	-9.26%	0
2019	9.202926	11.015116	19.69%	0
2018	10.107403	9.202926	-8.95%	0
2017*	10.000000	10.107403	1.07%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	10.565781	11.022245	4.32%	0
2019	9.808233	10.565781	7.72%	0
2018	10.369442	9.808233	-5.41%	0
2017	9.903623	10.369442	4.70%	0
2016	9.417375	9.903623	5.16%	0
2015	9.864731	9.417375	-4.53%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.085944	16.410853	8.78%	0
2019	12.928952	15.085944	16.68%	0
2018	14.701512	12.928952	-12.06%	0
2017	13.485143	14.701512	9.02%	0
2016	12.238118	13.485143	10.19%	0
2015	13.404199	12.238118	-8.70%	0
2014	13.387825	13.404199	0.12%	0
2013	11.110929	13.387825	20.49%	0
2012	9.896649	11.110929	12.27%	0
2011	10.324731	9.896649	-4.15%	0
1034

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	12.019139	11.781765	-1.97%	0
2019	10.637931	12.019139	12.98%	0
2018	11.420728	10.637931	-6.85%	0
2017	10.696036	11.420728	6.78%	0
2016	9.635145	10.696036	11.01%	0
2015	10.648698	9.635145	-9.52%	0
2014	10.455948	10.648698	1.84%	0
2013*	10.000000	10.455948	4.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	13.203142	12.279466	-7.00%	0
2019	10.905092	13.203142	21.07%	0
2018	12.619356	10.905092	-13.58%	0
2017	11.935621	12.619356	5.73%	0
2016	10.928943	11.935621	9.21%	0
2015	11.651829	10.928943	-6.20%	0
2014	11.322672	11.651829	2.91%	0
2013*	10.000000	11.322672	13.23%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.134374	8.422629	-7.79%	0
2019	9.197878	9.134374	-0.69%	0
2018	9.270051	9.197878	-0.78%	0
2017	9.341789	9.270051	-0.77%	0
2016	9.321453	9.341789	0.22%	0
2015*	10.000000	9.321453	-6.79%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	10.790630	10.936802	1.35%	0
2019	9.902337	10.790630	8.97%	0
2018	10.634555	9.902337	-6.89%	0
2017	9.656972	10.634555	10.12%	0
2016	9.506733	9.656972	1.58%	0
2015	10.368760	9.506733	-8.31%	0
2014	10.246737	10.368760	1.19%	0
2013*	10.000000	10.246737	2.47%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.133218	8.925198	-2.28%	0
2019	9.211091	9.133218	-0.85%	0
2018	9.335530	9.211091	-1.33%	0
2017	9.470034	9.335530	-1.42%	0
2016	9.634541	9.470034	-1.71%	0
2015	9.953056	9.634541	-3.20%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.872980	10.257179	3.89%	0
2019	9.319548	9.872980	5.94%	0
2018*	10.000000	9.319548	-6.80%	0
1035

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	5.605763	5.598959	-0.12%	0
2019	5.324816	5.605763	5.28%	0
2018	6.013498	5.324816	-11.45%	0
2017	5.681853	6.013498	5.84%	0
2016	6.847121	5.681853	-17.02%	0
2015	7.144083	6.847121	-4.16%	0
2014	6.547344	7.144083	9.11%	0
2013	6.555845	6.547344	-0.13%	0
2012	7.584670	6.555845	-13.56%	0
2011	8.526295	7.584670	-11.04%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	9.534437	9.739257	2.15%	0
2019	9.280036	9.534437	2.74%	0
2018	10.950723	9.280036	-15.26%	0
2017	9.793292	10.950723	11.82%	0
2016	9.993664	9.793292	-2.00%	0
2015	10.137949	9.993664	-1.42%	0
2014	10.130795	10.137949	0.07%	0
2013	8.859763	10.130795	14.35%	0
2012	8.715359	8.859763	1.66%	0
2011	9.580863	8.715359	-9.03%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	7.360109	7.694426	4.54%	0
2019	7.199532	7.360109	2.23%	0
2018	7.792040	7.199532	-7.60%	0
2017	7.719871	7.792040	0.93%	0
2016	7.967974	7.719871	-3.11%	0
2015	8.036295	7.967974	-0.85%	0
2014	7.887509	8.036295	1.89%	0
2013	7.970441	7.887509	-1.04%	0
2012	8.009749	7.970441	-0.49%	0
2011	7.958155	8.009749	0.65%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	10.597205	10.317105	-2.64%	0
2019	10.116422	10.597205	4.75%	0
2018	10.477613	10.116422	-3.45%	0
2017	10.401857	10.477613	0.73%	0
2016	9.841468	10.401857	5.69%	0
2015	10.036259	9.841468	-1.94%	0
2014	10.069696	10.036259	-0.33%	0
2013*	10.000000	10.069696	0.70%	0
1036

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	11.277344	12.075311	7.08%	0
2019	10.083585	11.277344	11.84%	0
2018	11.104978	10.083585	-9.20%	0
2017	10.385296	11.104978	6.93%	0
2016	9.565626	10.385296	8.57%	0
2015	10.278385	9.565626	-6.93%	0
2014	9.987849	10.278385	2.91%	0
2013*	10.000000	9.987849	-0.12%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	15.803586	19.590670	23.96%	0
2019	12.349328	15.803586	27.97%	0
2018	14.649711	12.349328	-15.70%	0
2017	11.038095	14.649711	32.72%	0
2016	11.355595	11.038095	-2.80%	0
2015	11.251546	11.355595	0.92%	0
2014	11.325006	11.251546	-0.65%	0
2013*	10.000000	11.325006	13.25%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	12.953010	14.359765	10.86%	0
2019	10.926053	12.953010	18.55%	0
2018	11.870891	10.926053	-7.96%	0
2017	10.309211	11.870891	15.15%	0
2016	10.868202	10.309211	-5.14%	0
2015	12.180855	10.868202	-10.78%	0
2014	13.208002	12.180855	-7.78%	0
2013	10.842461	13.208002	21.82%	0
2012	9.346044	10.842461	16.01%	0
2011	10.345517	9.346044	-9.66%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.400718	9.034790	-3.89%	0
2019	8.173742	9.400718	15.01%	0
2018	10.311104	8.173742	-20.73%	0
2017	8.285303	10.311104	24.45%	0
2016	7.045948	8.285303	17.59%	0
2015	9.053812	7.045948	-22.18%	0
2014	9.752610	9.053812	-7.17%	0
2013*	10.000000	9.752610	-2.47%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	10.681236	11.138510	4.28%	0
2019	9.623351	10.681236	10.99%	0
2018	10.316363	9.623351	-6.72%	0
2017	9.772817	10.316363	5.56%	0
2016	8.701692	9.772817	12.31%	0
2015	9.517140	8.701692	-8.57%	0
2014	9.926066	9.517140	-4.12%	0
2013*	10.000000	9.926066	-0.74%	0
1037

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.161488	10.626928	4.58%	0
2019	9.628338	10.161488	5.54%	0
2018	9.994500	9.628338	-3.66%	0
2017	9.883900	9.994500	1.12%	0
2016*	10.000000	9.883900	-1.16%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.258100	17.498085	31.98%	0
2019	11.160126	13.258100	18.80%	0
2018	11.770458	11.160126	-5.19%	0
2017	10.832825	11.770458	8.66%	0
2016*	10.000000	10.832825	8.33%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	11.636123	12.005848	3.18%	0
2019	10.457290	11.636123	11.27%	0
2018	11.285585	10.457290	-7.34%	0
2017	10.482272	11.285585	7.66%	0
2016	10.159140	10.482272	3.18%	0
2015	10.702285	10.159140	-5.08%	0
2014	10.545701	10.702285	1.48%	0
2013	9.980185	10.545701	5.67%	0
2012	9.383235	9.980185	6.36%	0
2011*	10.000000	9.383235	-6.17%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	11.596384	11.913698	2.74%	0
2019	10.433612	11.596384	11.14%	0
2018	11.531644	10.433612	-9.52%	0
2017	10.808569	11.531644	6.69%	0
2016	10.039671	10.808569	7.66%	0
2015	10.435675	10.039671	-3.79%	0
2014	10.418628	10.435675	0.16%	0
2013	11.729406	10.418628	-11.18%	0
2012	10.222109	11.729406	14.75%	0
2011*	10.000000	10.222109	2.22%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	12.063888	11.575466	-4.05%	0
2019	9.691474	12.063888	24.48%	0
2018	10.809655	9.691474	-10.34%	0
2017	9.865459	10.809655	9.57%	0
2016	8.813975	9.865459	11.93%	0
2015	10.513950	8.813975	-16.17%	0
2014*	10.000000	10.513950	5.14%	0
1038

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	12.167203	10.085498	-17.11%	0
2019	10.586893	12.167203	14.93%	0
2018	11.848428	10.586893	-10.65%	0
2017	11.093146	11.848428	6.81%	0
2016	11.049149	11.093146	0.40%	0
2015	11.513247	11.049149	-4.03%	0
2014	10.387732	11.513247	10.84%	0
2013	10.396694	10.387732	-0.09%	0
2012	8.219094	10.396694	26.49%	0
2011*	10.000000	8.219094	-17.81%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	11.984853	12.932849	7.91%	0
2019	10.455954	11.984853	14.62%	0
2018	11.507315	10.455954	-9.14%	0
2017	10.192359	11.507315	12.90%	0
2016	9.923839	10.192359	2.71%	0
2015	10.906209	9.923839	-9.01%	0
2014	10.983877	10.906209	-0.71%	0
2013	9.747282	10.983877	12.69%	0
2012	8.806977	9.747282	10.68%	0
2011*	10.000000	8.806977	-11.93%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	14.570506	21.384311	46.76%	0
2019	11.267144	14.570506	29.32%	0
2018	13.891477	11.267144	-18.89%	0
2017	11.365947	13.891477	22.22%	0
2016	11.970386	11.365947	-5.05%	0
2015	12.377337	11.970386	-3.29%	0
2014	12.888588	12.377337	-3.97%	0
2013	10.934583	12.888588	17.87%	0
2012	9.723733	10.934583	12.45%	0
2011	11.051573	9.723733	-12.01%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	16.333303	17.808173	9.03%	0
2019	13.890948	16.333303	17.58%	0
2018	15.019097	13.890948	-7.51%	0
2017	13.322598	15.019097	12.73%	0
2016	12.554354	13.322598	6.12%	0
2015	12.770442	12.554354	-1.69%	0
2014	12.494541	12.770442	2.21%	0
2013	10.410468	12.494541	20.02%	0
2012	9.241975	10.410468	12.64%	0
2011*	10.000000	9.241975	-7.58%	0
1039

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	10.037723	10.168453	1.30%	0
2019	9.444940	10.037723	6.28%	0
2018	9.936514	9.444940	-4.95%	0
2017	9.598497	9.936514	3.52%	0
2016	9.074377	9.598497	5.78%	0
2015	9.598864	9.074377	-5.46%	0
2014	9.491543	9.598864	1.13%	0
2013*	10.000000	9.491543	-5.08%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	16.529418	17.757524	7.43%	0
2019	13.131021	16.529418	25.88%	0
2018	13.490977	13.131021	-2.67%	0
2017	11.497371	13.490977	17.34%	0
2016	10.601958	11.497371	8.45%	0
2015	10.789654	10.601958	-1.74%	0
2014*	10.000000	10.789654	7.90%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.494226	12.817456	11.51%	0
2019	10.271921	11.494226	11.90%	0
2018	11.529882	10.271921	-10.91%	0
2017	9.999459	11.529882	15.31%	0
2016*	10.000000	9.999459	-0.01%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.355937	19.018076	9.58%	0
2019	14.382280	17.355937	20.68%	0
2018	16.555096	14.382280	-13.12%	0
2017	14.194064	16.555096	16.63%	0
2016	13.454092	14.194064	5.50%	0
2015	14.067107	13.454092	-4.36%	0
2014	13.828222	14.067107	1.73%	0
2013	10.970777	13.828222	26.05%	0
2012	9.702767	10.970777	13.07%	0
2011	10.645449	9.702767	-8.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.682186	14.608997	6.77%	0
2019	12.097330	13.682186	13.10%	0
2018	13.254814	12.097330	-8.73%	0
2017	12.150253	13.254814	9.09%	0
2016	11.761636	12.150253	3.30%	0
2015	12.211199	11.761636	-3.68%	0
2014	12.026756	12.211199	1.53%	0
2013	10.774778	12.026756	11.62%	0
2012	9.966392	10.774778	8.11%	0
2011	10.376675	9.966392	-3.95%	0
1040

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.544749	16.868124	8.51%	0
2019	13.279925	15.544749	17.05%	0
2018	14.855776	13.279925	-10.61%	0
2017	13.176312	14.855776	12.75%	0
2016	12.610658	13.176312	4.49%	0
2015	13.128421	12.610658	-3.94%	0
2014	12.880740	13.128421	1.92%	0
2013	10.912768	12.880740	18.03%	0
2012	9.864690	10.912768	10.62%	0
2011	10.494508	9.864690	-6.00%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.265135	11.799335	4.74%	0
2019	10.456027	11.265135	7.74%	0
2018	11.029607	10.456027	-5.20%	0
2017	10.651702	11.029607	3.55%	0
2016	10.458404	10.651702	1.85%	0
2015	10.822543	10.458404	-3.36%	0
2014	10.758193	10.822543	0.60%	0
2013	10.531534	10.758193	2.15%	0
2012	10.064237	10.531534	4.64%	0
2011	10.193709	10.064237	-1.27%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	10.963767	11.211358	2.26%	0
2019	9.891883	10.963767	10.84%	0
2018	10.929142	9.891883	-9.49%	0
2017	9.781420	10.929142	11.73%	0
2016	9.518040	9.781420	2.77%	0
2015	10.215862	9.518040	-6.83%	0
2014	10.262028	10.215862	-0.45%	0
2013*	10.000000	10.262028	2.62%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.340646	11.852635	4.51%	0
2019	10.093405	11.340646	12.36%	0
2018	11.159077	10.093405	-9.55%	0
2017	9.730686	11.159077	14.68%	0
2016	9.410213	9.730686	3.41%	0
2015	10.162005	9.410213	-7.40%	0
2014	10.333919	10.162005	-1.66%	0
2013*	10.000000	10.333919	3.34%	0
1041

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.628066	15.762717	7.76%	0
2019	12.718497	14.628066	15.01%	0
2018	14.063357	12.718497	-9.56%	0
2017	12.674491	14.063357	10.96%	0
2016	12.196587	12.674491	3.92%	0
2015	12.663620	12.196587	-3.69%	0
2014	12.439836	12.663620	1.80%	0
2013	10.847081	12.439836	14.68%	0
2012	9.916380	10.847081	9.39%	0
2011	10.429018	9.916380	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.289621	17.802189	9.29%	0
2019	13.689633	16.289621	18.99%	0
2018	15.541485	13.689633	-11.92%	0
2017	13.520203	15.541485	14.95%	0
2016	12.907365	13.520203	4.75%	0
2015	13.461751	12.907365	-4.12%	0
2014	13.224930	13.461751	1.79%	0
2013	10.931080	13.224930	20.98%	0
2012	9.799913	10.931080	11.54%	0
2011	10.559465	9.799913	-7.19%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.910265	13.706250	6.17%	0
2019	11.602331	12.910265	11.27%	0
2018	12.516166	11.602331	-7.30%	0
2017	11.699315	12.516166	6.98%	0
2016	11.336924	11.699315	3.20%	0
2015	11.770956	11.336924	-3.69%	0
2014	11.617149	11.770956	1.32%	0
2013	10.727697	11.617149	8.29%	0
2012	10.014573	10.727697	7.12%	0
2011	10.314462	10.014573	-2.91%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	10.030670	10.467633	4.36%	0
2019	9.505532	10.030670	5.52%	0
2018	9.801436	9.505532	-3.02%	0
2017	9.762800	9.801436	0.40%	0
2016	9.806022	9.762800	-0.44%	0
2015	10.058700	9.806022	-2.51%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.716998	17.17%	0
1042

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	10.398601	11.038214	6.15%	0
2019	9.746573	10.398601	6.69%	0
2018	10.161063	9.746573	-4.08%	0
2017	10.058005	10.161063	1.02%	0
2016	9.997517	10.058005	0.61%	0
2015	10.323082	9.997517	-3.15%	0
2014	10.110517	10.323082	2.10%	0
2013	10.603001	10.110517	-4.64%	0
2012	10.168546	10.603001	4.27%	0
2011*	10.000000	10.168546	1.69%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.378439	10.481512	0.99%	0
2019	10.002198	10.378439	3.76%	0
2018*	10.000000	10.002198	0.02%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	10.874015	11.993483	10.29%	0
2019	9.085317	10.874015	19.69%	0
2018	11.302843	9.085317	-19.62%	0
2017	8.204299	11.302843	37.77%	0
2016	7.823247	8.204299	4.87%	0
2015	9.566672	7.823247	-18.22%	0
2014*	10.000000	9.566672	-4.33%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.264408	11.625522	3.21%	0
2019	10.084457	11.264408	11.70%	0
2018	10.680839	10.084457	-5.58%	0
2017	10.276365	10.680839	3.94%	0
2016	9.246330	10.276365	11.14%	0
2015	9.752355	9.246330	-5.19%	0
2014*	10.000000	9.752355	-2.48%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	9.607883	9.922242	3.27%	0
2019	9.287066	9.607883	3.45%	0
2018	9.545862	9.287066	-2.71%	0
2017	9.604792	9.545862	-0.61%	0
2016	9.792892	9.604792	-1.92%	0
2015	10.070441	9.792892	-2.76%	0
2014*	10.000000	10.070441	0.70%	0
1043

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	7.855324	7.661144	-2.47%	0
2019	7.947744	7.855324	-1.16%	0
2018	8.073465	7.947744	-1.56%	0
2017	8.274756	8.073465	-2.43%	0
2016	8.499209	8.274756	-2.64%	0
2015	8.730566	8.499209	-2.65%	0
2014	8.968221	8.730566	-2.65%	0
2013	9.212343	8.968221	-2.65%	0
2012	9.463808	9.212343	-2.66%	0
2011	9.720701	9.463808	-2.64%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.125853	11.647034	4.68%	0
2019	9.385512	11.125853	18.54%	0
2018	11.187483	9.385512	-16.11%	0
2017	9.201236	11.187483	21.59%	0
2016	9.364586	9.201236	-1.74%	0
2015	9.712762	9.364586	-3.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	12.980012	14.255573	9.83%	0
2019	10.775943	12.980012	20.45%	0
2018	12.146596	10.775943	-11.28%	0
2017	10.534703	12.146596	15.30%	0
2016	9.884759	10.534703	6.58%	0
2015	10.256235	9.884759	-3.62%	0
2014*	10.000000	10.256235	2.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	11.497627	12.245821	6.51%	0
2019	10.239667	11.497627	12.29%	0
2018	11.056166	10.239667	-7.39%	0
2017	10.218802	11.056166	8.19%	0
2016	9.873862	10.218802	3.49%	0
2015	10.160307	9.873862	-2.82%	0
2014*	10.000000	10.160307	1.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	12.353102	13.423053	8.66%	0
2019	10.579686	12.353102	16.76%	0
2018	11.621354	10.579686	-8.96%	0
2017	10.397067	11.621354	11.78%	0
2016	9.912138	10.397067	4.89%	0
2015	10.236425	9.912138	-3.17%	0
2014*	10.000000	10.236425	2.36%	0
1044

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	10.457713	10.864256	3.89%	0
2019	9.807423	10.457713	6.63%	0
2018	10.260932	9.807423	-4.42%	0
2017	9.972730	10.260932	2.89%	0
2016	9.824543	9.972730	1.51%	0
2015	10.065347	9.824543	-2.39%	0
2014*	10.000000	10.065347	0.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.108418	11.307209	1.79%	0
2019	10.098186	11.108418	10.00%	0
2018	10.993098	10.098186	-8.14%	0
2017	9.902080	10.993098	11.02%	0
2016	9.621676	9.902080	2.91%	0
2015	10.214715	9.621676	-5.81%	0
2014	10.241281	10.214715	-0.26%	0
2013*	10.000000	10.241281	2.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.608886	12.016417	3.51%	0
2019	10.347102	11.608886	12.19%	0
2018	11.315485	10.347102	-8.56%	0
2017	9.936942	11.315485	13.87%	0
2016	9.543313	9.936942	4.12%	0
2015	10.206818	9.543313	-6.50%	0
2014	10.306003	10.206818	-0.96%	0
2013*	10.000000	10.306003	3.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	11.971608	12.859997	7.42%	0
2019	10.444137	11.971608	14.63%	0
2018	11.376276	10.444137	-8.19%	0
2017	10.347414	11.376276	9.94%	0
2016	9.919709	10.347414	4.31%	0
2015	10.223970	9.919709	-2.98%	0
2014*	10.000000	10.223970	2.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	12.630841	13.812122	9.35%	0
2019	10.649934	12.630841	18.60%	0
2018	11.857774	10.649934	-10.19%	0
2017	10.438535	11.857774	13.60%	0
2016	9.883586	10.438535	5.61%	0
2015	10.227297	9.883586	-3.36%	0
2014*	10.000000	10.227297	2.27%	0
1045

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.194874	11.830333	5.68%	0
2019	10.133290	11.194874	10.48%	0
2018	10.814292	10.133290	-6.30%	0
2017	10.170928	10.814292	6.33%	0
2016	9.883358	10.170928	2.91%	0
2015	10.155522	9.883358	-2.68%	0
2014*	10.000000	10.155522	1.56%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.377624	10.822437	4.29%	0
2019*	10.000000	10.377624	3.78%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.675679	12.030758	12.69%	0
2019*	10.000000	10.675679	6.76%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	23.986136	30.336446	26.47%	0
2019	18.921222	23.986136	26.77%	0
2018	20.113237	18.921222	-5.93%	0
2017	15.906246	20.113237	26.45%	0
2016	16.019215	15.906246	-0.71%	0
2015	15.955933	16.019215	0.40%	0
2014	14.880167	15.955933	7.23%	0
2013	11.371593	14.880167	30.85%	0
2012	10.058380	11.371593	13.06%	0
2011	10.676742	10.058380	-5.79%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.125149	18.606459	15.39%	0
2019	12.061191	16.125149	33.69%	0
2018	12.585349	12.061191	-4.16%	0
2017	10.173085	12.585349	23.71%	0
2016*	10.000000	10.173085	1.73%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.754674	17.55%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	13.357216	14.708646	10.12%	0
2019	10.919722	13.357216	22.32%	0
2018	12.660042	10.919722	-13.75%	0
2017	11.231374	12.660042	12.72%	0
2016	9.590351	11.231374	17.11%	0
2015	10.107590	9.590351	-5.12%	0
1046

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.175168	20.377930	-3.76%	0
2019	17.563332	21.175168	20.56%	0
2018	20.777771	17.563332	-15.47%	0
2017	18.747204	20.777771	10.83%	0
2016	16.375006	18.747204	14.49%	0
2015	17.320637	16.375006	-5.46%	0
2014	15.204277	17.320637	13.92%	0
2013	11.511042	15.204277	32.08%	0
2012	10.163771	11.511042	13.26%	0
2011	10.688018	10.163771	-4.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	16.288125	22.340313	37.16%	0
2019	12.328584	16.288125	32.12%	0
2018	13.758727	12.328584	-10.39%	0
2017	11.312390	13.758727	21.63%	0
2016	10.728481	11.312390	5.44%	0
2015	10.937867	10.728481	-1.91%	0
2014*	10.000000	10.937867	9.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	11.873276	12.154204	2.37%	0
2019	10.249058	11.873276	15.85%	0
2018	12.679396	10.249058	-19.17%	0
2017	11.941256	12.679396	6.18%	0
2016	9.739587	11.941256	22.61%	0
2015	10.645929	9.739587	-8.51%	0
2014*	10.000000	10.645929	6.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	13.593187	16.235574	19.44%	0
2019	11.112914	13.593187	22.32%	0
2018	13.068409	11.112914	-14.96%	0
2017	11.827793	13.068409	10.49%	0
2016	9.890544	11.827793	19.59%	0
2015	10.328721	9.890544	-4.24%	0
2014*	10.000000	10.328721	3.29%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.279205	16.867587	10.40%	0
2019	12.253495	15.279205	24.69%	0
2018	13.252688	12.253495	-7.54%	0
2017	10.910750	13.252688	21.46%	0
2016*	10.000000	10.910750	9.11%	0
1047

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	13.578925	12.465712	-8.20%	0
2019	10.692970	13.578925	26.99%	0
2018	11.450330	10.692970	-6.61%	0
2017	11.080364	11.450330	3.34%	0
2016	10.618878	11.080364	4.35%	0
2015	11.562468	10.618878	-8.16%	0
2014	9.235157	11.562468	25.20%	0
2013*	10.000000	9.235157	-7.65%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	15.157652	17.440652	15.06%	0
2019	11.871453	15.157652	27.68%	0
2018	12.787071	11.871453	-7.16%	0
2017	10.807243	12.787071	18.32%	0
2016	9.940946	10.807243	8.71%	0
2015	10.094149	9.940946	-1.52%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.023301	9.032949	0.11%	0
2019	8.904946	9.023301	1.33%	0
2018	9.074265	8.904946	-1.87%	0
2017	9.175682	9.074265	-1.11%	0
2016	9.195625	9.175682	-0.22%	0
2015	9.478291	9.195625	-2.98%	0
2014	9.688451	9.478291	-2.17%	0
2013	9.941713	9.688451	-2.55%	0
2012	9.865429	9.941713	0.77%	0
2011*	10.000000	9.865429	-1.35%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	12.961278	15.055480	16.16%	0
2019	10.654643	12.961278	21.65%	0
2018	12.347057	10.654643	-13.71%	0
2017	11.107052	12.347057	11.16%	0
2016	9.438585	11.107052	17.68%	0
2015	10.193202	9.438585	-7.40%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	23.596369	36.868956	56.25%	0
2019	17.713359	23.596369	33.21%	0
2018	19.578406	17.713359	-9.53%	0
2017	15.769450	19.578406	24.15%	0
2016	15.272660	15.769450	3.25%	0
2015	15.742890	15.272660	-2.99%	0
2014	15.591539	15.742890	0.97%	0
2013	11.554845	15.591539	34.94%	0
2012	10.353856	11.554845	11.60%	0
2011	11.130595	10.353856	-6.98%	0
1048

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	9.474641	9.985302	5.39%	0
2019	8.444013	9.474641	12.21%	0
2018	9.306418	8.444013	-9.27%	0
2017	8.960323	9.306418	3.86%	0
2016	9.263284	8.960323	-3.27%	0
2015	10.022672	9.263284	-7.58%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	10.061562	10.304341	2.41%	0
2019	8.995503	10.061562	11.85%	0
2018	10.114756	8.995503	-11.07%	0
2017	9.414844	10.114756	7.43%	0
2016	8.854443	9.414844	6.33%	0
2015	9.817296	8.854443	-9.81%	0
2014	10.114514	9.817296	-2.94%	0
2013*	10.000000	10.114514	1.15%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	9.007575	8.981238	-0.29%	0
2019	8.987248	9.007575	0.23%	0
2018	9.830915	8.987248	-8.58%	0
2017	9.816202	9.830915	0.15%	0
2016	8.907502	9.816202	10.20%	0
2015	9.453418	8.907502	-5.77%	0
2014	9.576484	9.453418	-1.29%	0
2013*	10.000000	9.576484	-4.24%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.807784	11.353427	5.05%	0
2019	9.935213	10.807784	8.78%	0
2018	10.795231	9.935213	-7.97%	0
2017	9.779792	10.795231	10.38%	0
2016	8.897039	9.779792	9.92%	0
2015	10.064019	8.897039	-11.60%	0
2014	10.291193	10.064019	-2.21%	0
2013	10.559807	10.291193	-2.54%	0
2012	9.448810	10.559807	11.76%	0
2011*	10.000000	9.448810	-5.51%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.354816	5.276931	-1.45%	0
2019	4.939842	5.354816	8.40%	0
2018	5.915223	4.939842	-16.49%	0
2017	5.953924	5.915223	-0.65%	0
2016	5.323789	5.953924	11.84%	0
2015	7.356936	5.323789	-27.64%	0
2014	9.286561	7.356936	-20.78%	0
2013	11.185385	9.286561	-16.98%	0
2012	10.930502	11.185385	2.33%	0
2011	12.143481	10.930502	-9.99%	0
1049

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	9.908118	10.098463	1.92%	0
2019	9.708570	9.908118	2.06%	0
2018	9.882770	9.708570	-1.76%	0
2017	9.676345	9.882770	2.13%	0
2016	9.498934	9.676345	1.87%	0
2015	9.935132	9.498934	-4.39%	0
2014	9.913777	9.935132	0.22%	0
2013*	10.000000	9.913777	-0.86%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.877720	13.361324	3.76%	0
2019	11.537708	12.877720	11.61%	0
2018	12.454495	11.537708	-7.36%	0
2017	11.652909	12.454495	6.88%	0
2016	10.572306	11.652909	10.22%	0
2015	11.123185	10.572306	-4.95%	0
2014	11.267716	11.123185	-1.28%	0
2013	12.451199	11.267716	-9.50%	0
2012	10.861318	12.451199	14.64%	0
2011	10.503811	10.861318	3.40%	0
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	9.970598	10.677486	7.09%	0
2019	9.660513	9.970598	3.21%	0
2018	10.369830	9.660513	-6.84%	0
2017	9.814991	10.369830	5.65%	0
2016	9.699065	9.814991	1.20%	0
2015	10.392695	9.699065	-6.67%	0
2014	10.450028	10.392695	-0.55%	0
2013	11.740202	10.450028	-10.99%	0
2012	11.286116	11.740202	4.02%	0
2011	10.788145	11.286116	4.62%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	13.882223	14.272933	2.81%	0
2019	12.442048	13.882223	11.58%	0
2018	13.144317	12.442048	-5.34%	0
2017	12.675340	13.144317	3.70%	0
2016	11.587851	12.675340	9.38%	0
2015	12.117663	11.587851	-4.37%	0
2014	12.057726	12.117663	0.50%	0
2013	11.725817	12.057726	2.83%	0
2012	10.548528	11.725817	11.16%	0
2011	10.495486	10.548528	0.51%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.600494	10.978591	3.57%	0
2019	10.039743	10.600494	5.59%	0
2018	10.285108	10.039743	-2.39%	0
2017*	10.000000	10.285108	2.85%	0
1050

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.340175	10.614479	2.65%	0
2019	9.935861	10.340175	4.07%	0
2018	10.006122	9.935861	-0.70%	0
2017*	10.000000	10.006122	0.06%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	9.829073	10.588827	7.73%	0
2019	9.443376	9.829073	4.08%	0
2018	10.113855	9.443376	-6.63%	0
2017	9.381354	10.113855	7.81%	0
2016	9.364138	9.381354	0.18%	0
2015	10.362596	9.364138	-9.64%	0
2014	10.612738	10.362596	-2.36%	0
2013	11.667855	10.612738	-9.04%	0
2012	11.390348	11.667855	2.44%	0
2011	10.791333	11.390348	5.55%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	8.935509	8.950075	0.16%	0
2019	8.832198	8.935509	1.17%	0
2018	9.052496	8.832198	-2.43%	0
2017	9.183242	9.052496	-1.42%	0
2016	9.311014	9.183242	-1.37%	0
2015	9.544541	9.311014	-2.45%	0
2014	9.731546	9.544541	-1.92%	0
2013	10.019725	9.731546	-2.88%	0
2012	9.733519	10.019725	2.94%	0
2011*	10.000000	9.733519	-2.66%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.366220	10.952440	5.66%	0
2019	9.837110	10.366220	5.38%	0
2018	10.170961	9.837110	-3.28%	0
2017	9.966945	10.170961	2.05%	0
2016	9.979683	9.966945	-0.13%	0
2015	10.217049	9.979683	-2.32%	0
2014	10.075284	10.217049	1.41%	0
2013	10.566487	10.075284	-4.65%	0
2012	9.913094	10.566487	6.59%	0
2011*	10.000000	9.913094	-0.87%	0
1051

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	13.616819	13.518019	-0.73%	0
2019	12.239177	13.616819	11.26%	0
2018	13.093591	12.239177	-6.53%	0
2017	12.566944	13.093591	4.19%	0
2016	11.344633	12.566944	10.77%	0
2015	12.168881	11.344633	-6.77%	0
2014	12.537253	12.168881	-2.94%	0
2013	11.518694	12.537253	8.84%	0
2012	10.227800	11.518694	12.62%	0
2011	10.723229	10.227800	-4.62%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	10.285408	13.572433	31.96%	0
2019	8.364928	10.285408	22.96%	0
2018	10.557287	8.364928	-20.77%	0
2017	8.160602	10.557287	29.37%	0
2016	8.328807	8.160602	-2.02%	0
2015	9.441266	8.328807	-11.78%	0
2014	9.852907	9.441266	-4.18%	0
2013	8.803074	9.852907	11.93%	0
2012	7.831249	8.803074	12.41%	0
2011	11.018959	7.831249	-28.93%	0
ProFunds - ProFund VP Banks - Q/NQ
2020	18.990711	15.674380	-17.46%	0
2019	14.298811	18.990711	32.81%	0
2018	17.892744	14.298811	-20.09%	0
2017	15.585561	17.892744	14.80%	0
2016	12.991016	15.585561	19.97%	0
2015	13.402733	12.991016	-3.07%	0
2014	12.473228	13.402733	7.45%	0
2013	9.600615	12.473228	29.92%	0
2012	7.392919	9.600615	29.86%	0
2011*	10.000000	7.392919	-26.07%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	9.798333	11.111122	13.40%	0
2019	8.550128	9.798333	14.60%	0
2018	10.668185	8.550128	-19.85%	0
2017	8.911756	10.668185	19.71%	0
2016	7.725210	8.911756	15.36%	0
2015	9.219199	7.725210	-16.21%	0
2014	9.313207	9.219199	-1.01%	0
2013	8.077769	9.313207	15.29%	0
2012	7.649091	8.077769	5.60%	0
2011*	10.000000	7.649091	-23.51%	0
1052

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2020	1.817309	1.315941	-27.59%	0
2019	2.422743	1.817309	-24.99%	0
2018	2.392077	2.422743	1.28%	0
2017	2.995161	2.392077	-20.14%	0
2016	3.538376	2.995161	-15.35%	0
2015	3.822932	3.538376	-7.44%	0
2014	4.579540	3.822932	-16.52%	0
2013	6.404859	4.579540	-28.50%	0
2012	7.889030	6.404859	-18.81%	0
2011	8.893427	7.889030	-11.29%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	26.704178	29.993992	12.32%	0
2019	23.554870	26.704178	13.37%	0
2018	25.951226	23.554870	-9.23%	0
2017	21.752053	25.951226	19.30%	0
2016	26.434310	21.752053	-17.71%	0
2015	26.286412	26.434310	0.56%	0
2014	20.814132	26.286412	26.29%	0
2013	12.694705	20.814132	63.96%	0
2012	9.268099	12.694705	36.97%	0
2011*	10.000000	9.268099	-7.32%	0
ProFunds - ProFund VP Bull - Q/NQ
2020	20.947911	23.662530	12.96%	0
2019	16.696002	20.947911	25.47%	0
2018	18.276716	16.696002	-8.65%	0
2017	15.730104	18.276716	16.19%	0
2016	14.733722	15.730104	6.76%	0
2015	15.204465	14.733722	-3.10%	0
2014	14.011438	15.204465	8.51%	0
2013	11.092082	14.011438	26.32%	0
2012	10.005105	11.092082	10.86%	0
2011	10.276808	10.005105	-2.64%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	16.596385	21.173865	27.58%	0
2019	13.470158	16.596385	23.21%	0
2018	16.243578	13.470158	-17.07%	0
2017	14.501257	16.243578	12.01%	0
2016	14.385187	14.501257	0.81%	0
2015	14.186142	14.385187	1.40%	0
2014	13.220209	14.186142	7.31%	0
2013	10.571992	13.220209	25.05%	0
2012	9.796572	10.571992	7.92%	0
2011*	10.000000	9.796572	-2.03%	0
1053

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	23.951648	29.926690	24.95%	0
2019	19.739848	23.951648	21.34%	0
2018	20.156267	19.739848	-2.07%	0
2017	17.490637	20.156267	15.24%	0
2016	17.243696	17.490637	1.43%	0
2015	16.919643	17.243696	1.92%	0
2014	15.454451	16.919643	9.48%	0
2013	11.349822	15.454451	36.16%	0
2012	9.549082	11.349822	18.86%	0
2011*	10.000000	9.549082	-4.51%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	8.527832	10.520284	23.36%	0
2019	7.051153	8.527832	20.94%	0
2018	8.549768	7.051153	-17.53%	0
2017	6.589936	8.549768	29.74%	0
2016	6.097474	6.589936	8.08%	0
2015	7.579714	6.097474	-19.56%	0
2014	8.061900	7.579714	-5.98%	0
2013	8.849856	8.061900	-8.90%	0
2012	8.530885	8.849856	3.74%	0
2011	10.913177	8.530885	-21.83%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	11.324456	10.006360	-11.64%	0
2019	9.875988	11.324456	14.67%	0
2018	11.815984	9.875988	-16.42%	0
2017	10.138218	11.815984	16.55%	0
2016	9.659146	10.138218	4.96%	0
2015	11.133313	9.659146	-13.24%	0
2014	12.519061	11.133313	-11.07%	0
2013	10.572338	12.519061	18.41%	0
2012	9.314849	10.572338	13.50%	0
2011	10.501146	9.314849	-11.30%	0
ProFunds - ProFund VP Financials - Q/NQ
2020	19.274231	18.431239	-4.37%	0
2019	15.198212	19.274231	26.82%	0
2018	17.432482	15.198212	-12.82%	0
2017	15.149857	17.432482	15.07%	0
2016	13.493865	15.149857	12.27%	0
2015	14.071518	13.493865	-4.11%	0
2014	12.800991	14.071518	9.93%	0
2013	9.955724	12.800991	28.58%	0
2012	8.199476	9.955724	21.42%	0
2011*	10.000000	8.199476	-18.01%	0
1054

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2020	23.661920	26.360359	11.40%	0
2019	20.361744	23.661920	16.21%	0
2018	20.030711	20.361744	1.65%	0
2017	17.015134	20.030711	17.72%	0
2016	18.215383	17.015134	-6.59%	0
2015	17.816290	18.215383	2.24%	0
2014	14.794853	17.816290	20.42%	0
2013	10.874033	14.794853	36.06%	0
2012	9.514608	10.874033	14.29%	0
2011*	10.000000	9.514608	-4.85%	0
ProFunds - ProFund VP Industrials - Q/NQ
2020	18.651264	21.200223	13.67%	0
2019	14.681936	18.651264	27.04%	0
2018	17.291355	14.681936	-15.09%	0
2017	14.510487	17.291355	19.16%	0
2016	12.679554	14.510487	14.44%	0
2015	13.486020	12.679554	-5.98%	0
2014	13.121337	13.486020	2.78%	0
2013	9.753584	13.121337	34.53%	0
2012	8.652578	9.753584	12.72%	0
2011*	10.000000	8.652578	-13.47%	0
ProFunds - ProFund VP International - Q/NQ
2020	10.780631	11.008921	2.12%	0
2019	9.284842	10.780631	16.11%	0
2018	11.323662	9.284842	-18.00%	0
2017	9.549473	11.323662	18.58%	0
2016	9.900336	9.549473	-3.54%	0
2015	10.541264	9.900336	-6.08%	0
2014	11.783749	10.541264	-10.54%	0
2013	10.129822	11.783749	16.33%	0
2012	8.975964	10.129822	12.85%	0
2011	10.763462	8.975964	-16.61%	0
ProFunds - ProFund VP Internet - Q/NQ
2020	26.583696	39.032510	46.83%	0
2019	23.135235	26.583696	14.91%	0
2018	22.651115	23.135235	2.14%	0
2017	17.100653	22.651115	32.46%	0
2016	16.644524	17.100653	2.74%	0
2015	14.206164	16.644524	17.16%	0
2014	14.431071	14.206164	-1.56%	0
2013	9.771007	14.431071	47.69%	0
2012	8.381112	9.771007	16.58%	0
2011*	10.000000	8.381112	-16.19%	0
1055

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2020	14.203164	16.029989	12.86%	0
2019	12.158326	14.203164	16.82%	0
2018	14.136093	12.158326	-13.99%	0
2017	12.257922	14.136093	15.32%	0
2016	12.538859	12.257922	-2.24%	0
2015	12.173040	12.538859	3.01%	0
2014	12.113617	12.173040	0.49%	0
2013	8.394144	12.113617	44.31%	0
2012	7.013587	8.394144	19.68%	0
2011	8.843910	7.013587	-20.70%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	30.729865	43.548755	41.71%	0
2019	23.091162	30.729865	33.08%	0
2018	24.175446	23.091162	-4.49%	0
2017	19.046571	24.175446	26.93%	0
2016	18.586665	19.046571	2.47%	0
2015	17.768037	18.586665	4.61%	0
2014	15.598855	17.768037	13.91%	0
2013	11.933205	15.598855	30.72%	0
2012	10.546780	11.933205	13.15%	0
2011	10.677836	10.546780	-1.23%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	7.994319	5.100168	-36.20%	0
2019	7.567436	7.994319	5.64%	0
2018	9.745637	7.567436	-22.35%	0
2017	10.338348	9.745637	-5.73%	0
2016	8.551016	10.338348	20.90%	0
2015	11.463358	8.551016	-25.41%	0
2014	13.211409	11.463358	-13.23%	0
2013	10.938012	13.211409	20.78%	0
2012	10.920108	10.938012	0.16%	0
2011	10.970345	10.920108	-0.46%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	17.330075	18.981934	9.53%	0
2019	15.610122	17.330075	11.02%	0
2018	17.097478	15.610122	-8.70%	0
2017	15.913367	17.097478	7.44%	0
2016	16.979361	15.913367	-6.28%	0
2015	16.699602	16.979361	1.68%	0
2014	14.371729	16.699602	16.20%	0
2013	11.215579	14.371729	28.14%	0
2012	10.300482	11.215579	8.88%	0
2011*	10.000000	10.300482	3.00%	0
1056

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	3.718430	4.492603	20.82%	0
2019	2.616508	3.718430	42.11%	0
2018	3.106633	2.616508	-15.78%	0
2017	3.030979	3.106633	2.50%	0
2016	1.997992	3.030979	51.70%	0
2015	3.056699	1.997992	-34.64%	0
2014	4.124405	3.056699	-25.89%	0
2013	6.827596	4.124405	-39.59%	0
2012	8.207966	6.827596	-16.82%	0
2011*	10.000000	8.207966	-17.92%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2020	14.891730	13.584690	-8.78%	0
2019	12.067844	14.891730	23.40%	0
2018	13.147314	12.067844	-8.21%	0
2017	12.498090	13.147314	5.19%	0
2016	12.142172	12.498090	2.93%	0
2015	12.432406	12.142172	-2.33%	0
2014	10.215109	12.432406	21.71%	0
2013	10.483559	10.215109	-2.56%	0
2012	9.191150	10.483559	14.06%	0
2011*	10.000000	9.191150	-8.09%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.289421	1.633637	-28.64%	0
2019	2.847693	2.289421	-19.60%	0
2018	2.808760	2.847693	1.39%	0
2017	3.274919	2.808760	-14.23%	0
2016	3.546945	3.274919	-7.67%	0
2015	3.702272	3.546945	-4.20%	0
2014	5.453259	3.702272	-32.11%	0
2013	4.809232	5.453259	13.39%	0
2012	5.308734	4.809232	-9.41%	0
2011	8.725199	5.308734	-39.16%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	27.396796	38.633524	41.01%	0
2019	18.789720	27.396796	45.81%	0
2018	21.504702	18.789720	-12.63%	0
2017	16.294504	21.504702	31.98%	0
2016	13.105435	16.294504	24.33%	0
2015	13.860802	13.105435	-5.45%	0
2014	10.583475	13.860802	30.97%	0
2013	8.144857	10.583475	29.94%	0
2012	8.731250	8.144857	-6.72%	0
2011*	10.000000	8.731250	-12.69%	0
1057

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	3.623274	2.407027	-33.57%	0
2019	4.710913	3.623274	-23.09%	0
2018	4.298748	4.710913	9.59%	0
2017	6.119310	4.298748	-29.75%	0
2016	7.504247	6.119310	-18.46%	0
2015	6.912231	7.504247	8.56%	0
2014	7.314628	6.912231	-5.50%	0
2013	7.531064	7.314628	-2.87%	0
2012	8.897266	7.531064	-15.36%	0
2011	8.258344	8.897266	7.74%	0
ProFunds - ProFund VP Short International - Q/NQ
2020	3.004968	2.429603	-19.15%	0
2019	3.737868	3.004968	-19.61%	0
2018	3.325515	3.737868	12.40%	0
2017	4.304013	3.325515	-22.73%	0
2016	4.697903	4.304013	-8.38%	0
2015	5.015469	4.697903	-6.33%	0
2014	5.011686	5.015469	0.08%	0
2013	6.517335	5.011686	-23.10%	0
2012	8.385479	6.517335	-22.28%	0
2011	8.460528	8.385479	-0.89%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.140554	0.635349	-44.29%	0
2019	1.628506	1.140554	-29.96%	0
2018	1.722835	1.628506	-5.48%	0
2017	2.367297	1.722835	-27.22%	0
2016	2.703557	2.367297	-12.44%	0
2015	3.193794	2.703557	-15.35%	0
2014	4.069550	3.193794	-21.52%	0
2013	5.921625	4.069550	-31.28%	0
2012	7.491449	5.921625	-20.95%	0
2011	8.595387	7.491449	-12.84%	0
ProFunds - ProFund VP Technology - Q/NQ
2020	26.680207	37.611355	40.97%	0
2019	18.876868	26.680207	41.34%	0
2018	19.849366	18.876868	-4.90%	0
2017	15.081473	19.849366	31.61%	0
2016	13.788836	15.081473	9.37%	0
2015	13.831870	13.788836	-0.31%	0
2014	12.029154	13.831870	14.99%	0
2013	9.869959	12.029154	21.88%	0
2012	9.191772	9.869959	7.38%	0
2011*	10.000000	9.191772	-8.08%	0
1058

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	11.767261	11.816343	0.42%	0
2019	10.532071	11.767261	11.73%	0
2018	12.745723	10.532071	-17.37%	0
2017	13.375756	12.745723	-4.71%	0
2016	11.293018	13.375756	18.44%	0
2015	11.426512	11.293018	-1.17%	0
2014	11.671564	11.426512	-2.10%	0
2013	10.698075	11.671564	9.10%	0
2012	9.431935	10.698075	13.42%	0
2011*	10.000000	9.431935	-5.68%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	15.092001	17.731816	17.49%	0
2019	13.113407	15.092001	15.09%	0
2018	14.244852	13.113407	-7.94%	0
2017	13.363726	14.244852	6.59%	0
2016	13.768865	13.363726	-2.94%	0
2015	14.989189	13.768865	-8.14%	0
2014	11.288859	14.989189	32.78%	0
2013	14.335963	11.288859	-21.25%	0
2012	14.585333	14.335963	-1.71%	0
2011	10.439092	14.585333	39.72%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	96.025742	174.162014	81.37%	0
2019	54.900998	96.025742	74.91%	0
2018	62.416985	54.900998	-12.04%	0
2017	38.084941	62.416985	63.89%	0
2016	36.013297	38.084941	5.75%	0
2015	32.563699	36.013297	10.59%	0
2014	24.624421	32.563699	32.24%	0
2013	14.127214	24.624421	74.30%	0
2012	10.850123	14.127214	30.20%	0
2011	11.279604	10.850123	-3.81%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.135438	0.037629	-72.22%	0
2019	0.281069	0.135438	-51.81%	0
2018	0.326624	0.281069	-13.95%	0
2017	0.609321	0.326624	-46.40%	0
2016	0.784411	0.609321	-22.32%	0
2015	1.092710	0.784411	-28.21%	0
2014	1.747168	1.092710	-37.46%	0
2013	3.494215	1.747168	-50.00%	0
2012	5.541701	3.494215	-36.95%	0
2011	7.314403	5.541701	-24.24%	0
1059

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2020	18.604768	17.676939	-4.99%	0
2019	15.553334	18.604768	19.62%	0
2018	15.531154	15.553334	0.14%	0
2017	14.418621	15.531154	7.72%	0
2016	12.869605	14.418621	12.04%	0
2015	14.124287	12.869605	-8.88%	0
2014	11.525312	14.124287	22.55%	0
2013	10.448067	11.525312	10.31%	0
2012	10.718032	10.448067	-2.52%	0
2011*	10.000000	10.718032	7.18%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2020	6.417014	5.718131	-10.89%	0
2019	5.133965	6.417014	24.99%	0
2018	6.527239	5.133965	-21.35%	0
2017	5.960287	6.527239	9.51%	0
2016	4.810930	5.960287	23.89%	0
2015	5.194399	4.810930	-7.38%	0
2014	5.159413	5.194399	0.68%	0
2013	4.102522	5.159413	25.76%	0
2012	3.392803	4.102522	20.92%	0
2011	4.481297	3.392803	-24.29%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	13.654554	15.918335	16.58%	0
2019	11.550577	13.654554	18.22%	0
2018	14.374890	11.550577	-19.65%	0
2017	12.158661	14.374890	18.23%	0
2016	9.543410	12.158661	27.40%	0
2015	11.853913	9.543410	-19.49%	0
2014	12.401969	11.853913	-4.42%	0
2013	12.582421	12.401969	-1.43%	0
2012	11.673882	12.582421	7.78%	0
2011	14.353842	11.673882	-18.67%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	29.929182	35.346082	18.10%	0
2019	24.660214	29.929182	21.37%	0
2018	27.978249	24.660214	-11.86%	0
2017	22.201432	27.978249	26.02%	0
2016	28.385397	22.201432	-21.79%	0
2015	26.880612	28.385397	5.60%	0
2014	20.808471	26.880612	29.18%	0
2013	13.861222	20.808471	50.12%	0
2012	10.471388	13.861222	32.37%	0
2011	9.725723	10.471388	7.67%	0
1060

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	2.140048	1.609864	-24.77%	0
2019	1.907380	2.140048	12.20%	0
2018	2.308810	1.907380	-17.39%	0
2017	2.270876	2.308810	1.67%	0
2016	2.112755	2.270876	7.48%	0
2015	3.278587	2.112755	-35.56%	0
2014	5.103804	3.278587	-35.76%	0
2013	5.416718	5.103804	-5.78%	0
2012	5.644018	5.416718	-4.03%	0
2011	6.209924	5.644018	-9.11%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	22.752589	23.827464	4.72%	0
2019	19.105533	22.752589	19.09%	0
2018	22.336737	19.105533	-14.47%	0
2017	20.571376	22.336737	8.58%	0
2016	20.043929	20.571376	2.63%	0
2015	19.383361	20.043929	3.41%	0
2014	17.678650	19.383361	9.64%	0
2013	14.159396	17.678650	24.85%	0
2012	13.338967	14.159396	6.15%	0
2011	12.043611	13.338967	10.76%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	36.106594	35.757451	-0.97%	0
2019	25.150678	36.106594	43.56%	0
2018	30.126583	25.150678	-16.52%	0
2017	19.520465	30.126583	54.33%	0
2016	15.337937	19.520465	27.27%	0
2015	16.449278	15.337937	-6.76%	0
2014	14.466272	16.449278	13.71%	0
2013	9.133200	14.466272	58.39%	0
2012	8.009184	9.133200	14.03%	0
2011	7.541365	8.009184	6.20%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	18.802372	28.548660	51.84%	0
2019	12.125547	18.802372	55.06%	0
2018	14.270942	12.125547	-15.03%	0
2017	11.184172	14.270942	27.60%	0
2016	9.238993	11.184172	21.05%	0
2015	9.294982	9.238993	-0.60%	0
2014	7.716266	9.294982	20.46%	0
2013	5.868941	7.716266	31.48%	0
2012	5.966450	5.868941	-1.63%	0
2011	7.338634	5.966450	-18.70%	0
1061

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2020	5.837102	3.740155	-35.92%	0
2019	5.613546	5.837102	3.98%	0
2018	7.739941	5.613546	-27.47%	0
2017	8.481395	7.739941	-8.74%	0
2016	6.631535	8.481395	27.89%	0
2015	9.763395	6.631535	-32.08%	0
2014	12.325018	9.763395	-20.78%	0
2013	10.254028	12.325018	20.20%	0
2012	10.286707	10.254028	-0.32%	0
2011	11.222556	10.286707	-8.34%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	2.544214	1.551966	-39.00%	0
2019	2.615094	2.544214	-2.71%	0
2018	4.943665	2.615094	-47.10%	0
2017	6.241583	4.943665	-20.79%	0
2016	5.205851	6.241583	19.90%	0
2015	7.829921	5.205851	-33.51%	0
2014	11.383338	7.829921	-31.22%	0
2013	9.438411	11.383338	20.61%	0
2012	9.657049	9.438411	-2.26%	0
2011	10.935815	9.657049	-11.69%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	6.809115	6.644293	-2.42%	0
2019	5.446171	6.809115	25.03%	0
2018	6.905815	5.446171	-21.14%	0
2017	5.515610	6.905815	25.20%	0
2016	6.000090	5.515610	-8.07%	0
2015	6.640747	6.000090	-9.65%	0
2014	7.795363	6.640747	-14.81%	0
2013	6.463225	7.795363	20.61%	0
2012	5.457463	6.463225	18.43%	0
2011	6.605825	5.457463	-17.38%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	9.671409	9.404916	-2.76%	0
2019	7.756835	9.671409	24.68%	0
2018	9.084752	7.756835	-14.62%	0
2017	8.073840	9.084752	12.52%	0
2016	7.159832	8.073840	12.77%	0
2015	7.660113	7.159832	-6.53%	0
2014	6.989366	7.660113	9.60%	0
2013	5.628575	6.989366	24.18%	0
2012	4.713037	5.628575	19.43%	0
2011	5.690413	4.713037	-17.18%	0
1062

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	14.942159	17.739496	18.72%	0
2019	13.145207	14.942159	13.67%	0
2018	14.264547	13.145207	-7.85%	0
2017	13.364736	14.264547	6.73%	0
2016	13.774210	13.364736	-2.97%	0
2015	14.908954	13.774210	-7.61%	0
2014	11.372912	14.908954	31.09%	0
2013	14.290989	11.372912	-20.42%	0
2012	14.252732	14.290989	0.27%	0
2011	10.347215	14.252732	37.74%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	23.238409	26.848604	15.54%	0
2019	19.475881	23.238409	19.32%	0
2018	19.762616	19.475881	-1.45%	0
2017	16.522005	19.762616	19.61%	0
2016	18.792894	16.522005	-12.08%	0
2015	18.467936	18.792894	1.76%	0
2014	15.222734	18.467936	21.32%	0
2013	11.026242	15.222734	38.06%	0
2012	9.667649	11.026242	14.05%	0
2011	9.485582	9.667649	1.92%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	11.633208	11.271916	-3.11%	0
2019	10.497333	11.633208	10.82%	0
2018	10.878859	10.497333	-3.51%	0
2017	10.456197	10.878859	4.04%	0
2016	9.622090	10.456197	8.67%	0
2015	9.954678	9.622090	-3.34%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2020	26.744099	41.712512	55.97%	0
2019	21.896216	26.744099	22.14%	0
2018	23.239821	21.896216	-5.78%	0
2017	17.818834	23.239821	30.42%	0
2016	17.524459	17.818834	1.68%	0
2015	16.612864	17.524459	5.49%	0
2014	16.737685	16.612864	-0.75%	0
2013	11.368776	16.737685	47.23%	0
2012	9.787436	11.368776	16.16%	0
2011	11.414372	9.787436	-14.25%	0
1063

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.207047	0.109304	-47.21%	0
2019	0.332836	0.207047	-37.79%	0
2018	0.337107	0.332836	-1.27%	0
2017	0.567226	0.337107	-40.57%	0
2016	0.828177	0.567226	-31.51%	0
2015	0.925038	0.828177	-10.47%	0
2014	1.214611	0.925038	-23.84%	0
2013	2.223615	1.214611	-45.38%	0
2012	2.945902	2.223615	-24.52%	0
2011	4.149330	2.945902	-29.00%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.263783	1.738982	-23.18%	0
2019	2.681906	2.263783	-15.59%	0
2018	2.654709	2.681906	1.02%	0
2017	2.992756	2.654709	-11.30%	0
2016	3.167155	2.992756	-5.51%	0
2015	3.293446	3.167155	-3.83%	0
2014	4.505582	3.293446	-26.90%	0
2013	4.015399	4.505582	12.21%	0
2012	4.397438	4.015399	-8.69%	0
2011	6.493569	4.397438	-32.28%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.305810	0.954755	-26.88%	0
2019	1.683218	1.305810	-22.42%	0
2018	1.559241	1.683218	7.95%	0
2017	1.852531	1.559241	-15.83%	0
2016	2.353019	1.852531	-21.27%	0
2015	2.444586	2.353019	-3.75%	0
2014	2.839350	2.444586	-13.90%	0
2013	4.026962	2.839350	-29.49%	0
2012	5.067321	4.026962	-20.53%	0
2011	5.616876	5.067321	-9.78%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.748993	0.452054	-39.65%	0
2019	1.068776	0.748993	-29.92%	0
2018	1.129283	1.068776	-5.36%	0
2017	1.539595	1.129283	-26.65%	0
2016	1.747041	1.539595	-11.87%	0
2015	2.059743	1.747041	-15.18%	0
2014	2.600285	2.059743	-20.79%	0
2013	3.764900	2.600285	-30.93%	0
2012	4.754165	3.764900	-20.81%	0
2011	5.430468	4.754165	-12.45%	0
1064

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	1.214857	0.818276	-32.64%	0
2019	1.572057	1.214857	-22.72%	0
2018	1.453292	1.572057	8.17%	0
2017	1.725491	1.453292	-15.78%	0
2016	2.223268	1.725491	-22.39%	0
2015	2.281487	2.223268	-2.55%	0
2014	2.571105	2.281487	-11.26%	0
2013	3.819381	2.571105	-32.68%	0
2012	4.794030	3.819381	-20.33%	0
2011	5.330002	4.794030	-10.06%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.463062	1.067846	-27.01%	0
2019	1.949592	1.463062	-24.96%	0
2018	1.926538	1.949592	1.20%	0
2017	2.394273	1.926538	-19.54%	0
2016	2.794861	2.394273	-14.33%	0
2015	3.004164	2.794861	-6.97%	0
2014	3.607405	3.004164	-16.72%	0
2013	5.042871	3.607405	-28.47%	0
2012	6.240193	5.042871	-19.19%	0
2011	7.046938	6.240193	-11.45%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	13.940890	19.063435	36.74%	0
2019	10.300286	13.940890	35.34%	0
2018	13.734333	10.300286	-25.00%	0
2017	9.385740	13.734333	46.33%	0
2016	8.855459	9.385740	5.99%	0
2015	8.122147	8.855459	9.03%	0
2014	9.863261	8.122147	-17.65%	0
2013	6.494629	9.863261	51.87%	0
2012	5.555061	6.494629	16.91%	0
2011	8.030936	5.555061	-30.83%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	19.839422	23.372075	17.81%	0
2019	15.763687	19.839422	25.86%	0
2018	18.709277	15.763687	-15.74%	0
2017	15.999327	18.709277	16.94%	0
2016	14.999031	15.999327	6.67%	0
2015	15.360716	14.999031	-2.35%	0
2014	14.679877	15.360716	4.64%	0
2013	10.588522	14.679877	38.64%	0
2012	8.965828	10.588522	18.10%	0
2011	8.989036	8.965828	-0.26%	0
1065

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	22.098269	23.812076	7.76%	0
2019	16.677648	22.098269	32.50%	0
2018	21.258166	16.677648	-21.55%	0
2017	17.832390	21.258166	19.21%	0
2016	14.128257	17.832390	26.22%	0
2015	15.357969	14.128257	-8.01%	0
2014	14.093984	15.357969	8.97%	0
2013	9.636494	14.093984	46.26%	0
2012	7.962247	9.636494	21.03%	0
2011	8.850667	7.962247	-10.04%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	84.203460	153.184230	81.92%	0
2019	47.918387	84.203460	75.72%	0
2018	54.284226	47.918387	-11.73%	0
2017	32.896343	54.284226	65.02%	0
2016	30.830252	32.896343	6.70%	0
2015	27.628206	30.830252	11.59%	0
2014	20.779585	27.628206	32.96%	0
2013	11.843773	20.779585	75.45%	0
2012	9.071207	11.843773	30.56%	0
2011	9.381044	9.071207	-3.30%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	33.764959	47.650132	41.12%	0
2019	25.342214	33.764959	33.24%	0
2018	26.515717	25.342214	-4.43%	0
2017	20.770884	26.515717	27.66%	0
2016	20.130594	20.770884	3.18%	0
2015	19.104127	20.130594	5.37%	0
2014	16.708919	19.104127	14.33%	0
2013	12.749571	16.708919	31.05%	0
2012	11.216293	12.749571	13.67%	0
2011	11.276328	11.216293	-0.53%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2020	24.701007	28.863044	16.85%	0
2019	17.493647	24.701007	41.20%	0
2018	20.041411	17.493647	-12.71%	0
2017	15.620650	20.041411	28.30%	0
2016	13.864740	15.620650	12.66%	0
2015	14.345238	13.864740	-3.35%	0
2014	12.426022	14.345238	15.45%	0
2013	8.566970	12.426022	45.05%	0
2012	7.199154	8.566970	19.00%	0
2011	7.482109	7.199154	-3.78%	0
1066

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	5.859632	7.661240	30.75%	0
2019	3.954715	5.859632	48.17%	0
2018	4.872141	3.954715	-18.83%	0
2017	4.673323	4.872141	4.25%	0
2016	2.900031	4.673323	61.15%	0
2015	4.278623	2.900031	-32.22%	0
2014	5.317783	4.278623	-19.54%	0
2013	10.135572	5.317783	-47.53%	0
2012	10.857084	10.135572	-6.65%	0
2011	14.704506	10.857084	-26.16%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	12.343419	11.317062	-8.32%	0
2019	10.189656	12.343419	21.14%	0
2018	11.296785	10.189656	-9.80%	0
2017	10.879392	11.296785	3.84%	0
2016	10.144717	10.879392	7.24%	0
2015	10.690779	10.144717	-5.11%	0
2014	9.075102	10.690779	17.80%	0
2013	8.968422	9.075102	1.19%	0
2012	7.784959	8.968422	15.20%	0
2011	7.819323	7.784959	-0.44%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	18.975292	26.540300	39.87%	0
2019	15.659039	18.975292	21.18%	0
2018	16.624860	15.659039	-5.81%	0
2017	15.135460	16.624860	9.84%	0
2016	15.499725	15.135460	-2.35%	0
2015	16.135872	15.499725	-3.94%	0
2014	15.254709	16.135872	5.78%	0
2013	11.538993	15.254709	32.20%	0
2012	10.151281	11.538993	13.67%	0
2011	9.902318	10.151281	2.51%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	16.998090	19.864084	16.86%	0
2019	12.898906	16.998090	31.78%	0
2018	16.476539	12.898906	-21.71%	0
2017	14.101358	16.476539	16.84%	0
2016	11.106112	14.101358	26.97%	0
2015	12.547405	11.106112	-11.49%	0
2014	12.359089	12.547405	1.52%	0
2013	8.006431	12.359089	54.36%	0
2012	6.735997	8.006431	18.86%	0
2011	7.879254	6.735997	-14.51%	0
1067

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	29.040881	33.387950	14.97%	0
2019	18.355775	29.040881	58.21%	0
2018	22.292943	18.355775	-17.66%	0
2017	15.957513	22.292943	39.70%	0
2016	13.613016	15.957513	17.22%	0
2015	14.219570	13.613016	-4.27%	0
2014	11.717647	14.219570	21.35%	0
2013	7.134208	11.717647	64.25%	0
2012	5.664187	7.134208	25.95%	0
2011	6.057310	5.664187	-6.49%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	22.594651	28.006526	23.95%	0
2019	18.333049	22.594651	23.25%	0
2018	19.959509	18.333049	-8.15%	0
2017	16.480565	19.959509	21.11%	0
2016	16.502658	16.480565	-0.13%	0
2015	16.770719	16.502658	-1.60%	0
2014	15.323990	16.770719	9.44%	0
2013	11.138564	15.323990	37.58%	0
2012	10.098376	11.138564	10.30%	0
2011	10.486835	10.098376	-3.70%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	17.308045	15.069487	-12.93%	0
2019	14.422798	17.308045	20.00%	0
2018	17.094129	14.422798	-15.63%	0
2017	15.154072	17.094129	12.80%	0
2016	13.258677	15.154072	14.30%	0
2015	15.029431	13.258677	-11.78%	0
2014	13.915688	15.029431	8.00%	0
2013	9.840192	13.915688	41.42%	0
2012	8.270294	9.840192	18.98%	0
2011	8.773021	8.270294	-5.73%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	18.105154	22.995251	27.01%	0
2019	16.114588	18.105154	12.35%	0
2018	19.438372	16.114588	-17.10%	0
2017	16.811609	19.438372	15.62%	0
2016	16.814137	16.811609	-0.02%	0
2015	17.046913	16.814137	-1.37%	0
2014	17.787282	17.046913	-4.16%	0
2013	13.630077	17.787282	30.50%	0
2012	12.065050	13.630077	12.97%	0
2011	12.474901	12.065050	-3.29%	0
1068

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	15.295303	15.994276	4.57%	0
2019	12.830127	15.295303	19.21%	0
2018	16.269188	12.830127	-21.14%	0
2017	14.768889	16.269188	10.16%	0
2016	11.769691	14.768889	25.48%	0
2015	13.717831	11.769691	-14.20%	0
2014	13.203542	13.717831	3.90%	0
2013	9.986967	13.203542	32.21%	0
2012	8.769682	9.986967	13.88%	0
2011	9.701782	8.769682	-9.61%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	17.805192	20.064715	12.69%	0
2019	16.246995	17.805192	9.59%	0
2018	18.348761	16.246995	-11.45%	0
2017	16.235599	18.348761	13.02%	0
2016	14.050102	16.235599	15.56%	0
2015	14.486669	14.050102	-3.01%	0
2014	14.881165	14.486669	-2.65%	0
2013	10.817634	14.881165	37.56%	0
2012	10.046990	10.817634	7.67%	0
2011	9.969461	10.046990	0.78%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	11.818846	10.818685	-8.46%	0
2019	10.060253	11.818846	17.48%	0
2018	13.013916	10.060253	-22.70%	0
2017	13.404398	13.013916	-2.91%	0
2016	10.451043	13.404398	28.26%	0
2015	12.417410	10.451043	-15.84%	0
2014	12.590221	12.417410	-1.37%	0
2013	9.054708	12.590221	39.05%	0
2012	7.726977	9.054708	17.18%	0
2011	8.764695	7.726977	-11.84%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	5.883813	4.923893	-16.31%	0
2019	5.777472	5.883813	1.84%	0
2018	5.308108	5.777472	8.84%	0
2017	6.620767	5.308108	-19.83%	0
2016	6.355485	6.620767	4.17%	0
2015	5.759485	6.355485	10.35%	0
2014	4.812608	5.759485	19.67%	0
2013	5.094893	4.812608	-5.54%	0
2012	5.584794	5.094893	-8.77%	0
2011	5.991677	5.584794	-6.79%	0
1069

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2020	22.820338	33.157309	45.30%	0
2019	16.774232	22.820338	36.04%	0
2018	17.494897	16.774232	-4.12%	0
2017	13.548515	17.494897	29.13%	0
2016	12.528946	13.548515	8.14%	0
2015	12.728334	12.528946	-1.57%	0
2014	11.858658	12.728334	7.33%	0
2013	8.996941	11.858658	31.81%	0
2012	8.253360	8.996941	9.01%	0
2011	9.336566	8.253360	-11.60%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	8.924535	9.512969	6.59%	0
2019	8.097631	8.924535	10.21%	0
2018	8.784534	8.097631	-7.82%	0
2017	8.524054	8.784534	3.06%	0
2016	7.457501	8.524054	14.30%	0
2015	8.213156	7.457501	-9.20%	0
2014	8.221728	8.213156	-0.10%	0
2013	7.189854	8.221728	14.35%	0
2012	7.043768	7.189854	2.07%	0
2011	8.452587	7.043768	-16.67%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	15.894539	21.760035	36.90%	0
2019	13.356263	15.894539	19.00%	0
2018	17.163517	13.356263	-22.18%	0
2017	14.447885	17.163517	18.80%	0
2016	12.856662	14.447885	12.38%	0
2015	15.372224	12.856662	-16.36%	0
2014	12.858671	15.372224	19.55%	0
2013	8.768192	12.858671	46.65%	0
2012	7.660403	8.768192	14.46%	0
2011	8.852999	7.660403	-13.47%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	18.976851	17.525728	-7.65%	0
2019	16.379077	18.976851	15.86%	0
2018	16.214097	16.379077	1.02%	0
2017	15.001536	16.214097	8.08%	0
2016	13.244606	15.001536	13.27%	0
2015	14.686382	13.244606	-9.82%	0
2014	12.275672	14.686382	19.64%	56
2013	11.097582	12.275672	10.62%	0
2012	11.274453	11.097582	-1.57%	0
2011	9.958501	11.274453	13.21%	0
1070

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	4.643816	4.958955	6.79%	0
2019	5.013231	4.643816	-7.37%	0
2018	5.828493	5.013231	-13.99%	0
2017	5.017599	5.828493	16.16%	0
2016	5.645636	5.017599	-11.12%	0
2015	6.972839	5.645636	-19.03%	0
2014	9.172987	6.972839	-23.99%	0
2013	9.695658	9.172987	-5.39%	0
2012	9.882987	9.695658	-1.90%	0
2011	10.539752	9.882987	-6.23%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	10.250710	10.715410	4.53%	0
2019	9.918168	10.250710	3.35%	0
2018	9.514563	9.918168	4.24%	0
2017	9.528512	9.514563	-0.15%	0
2016	9.553837	9.528512	-0.27%	0
2015	9.903581	9.553837	-3.53%	0
2014	10.035256	9.903581	-1.31%	0
2013*	10.000000	10.035256	0.35%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.287955	4.972131	15.96%	0
2019	3.937345	4.287955	8.90%	0
2018	5.640127	3.937345	-30.19%	0
2017	5.893273	5.640127	-4.30%	0
2016	4.212098	5.893273	39.91%	0
2015	6.501599	4.212098	-35.21%	0
2014	8.256077	6.501599	-21.25%	0
2013	7.672593	8.256077	7.60%	0
2012	7.623856	7.672593	0.64%	0
2011*	10.000000	7.623856	-23.76%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	11.736787	15.840056	34.96%	0
2019	8.689261	11.736787	35.07%	0
2018	10.701399	8.689261	-18.80%	0
2017*	10.000000	10.701399	7.01%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.695590	10.250687	-4.16%	0
2019*	10.000000	10.695590	6.96%	0
1071

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	13.749381	14.608432	6.25%	0
2019	11.960925	13.749381	14.95%	0
2018	13.143622	11.960925	-9.00%	0
2017	11.688150	13.143622	12.45%	0
2016	11.506442	11.688150	1.58%	0
2015	11.680703	11.506442	-1.49%	0
2014	11.213737	11.680703	4.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.612966	8.561271	-0.60%	0
2019	7.583306	8.612966	13.58%	0
2018*	10.000000	7.583306	-24.17%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.284621	6.031963	-27.19%	0
2019	7.074695	8.284621	17.10%	0
2018	8.978069	7.074695	-21.20%	0
2017	9.309406	8.978069	-3.56%	0
2016	6.798375	9.309406	36.94%	0
2015	11.262071	6.798375	-39.63%	0
2014	10.348041	11.262071	8.83%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	14.498840	15.404266	6.24%	0
2019	10.661311	14.498840	35.99%	0
2018	12.535535	10.661311	-14.95%	0
2017	10.314412	12.535535	21.53%	0
2016	9.822227	10.314412	5.01%	0
2015	10.234814	9.822227	-4.03%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	9.558197	10.183541	6.54%	0
2019	9.025014	9.558197	5.91%	0
2018	9.550869	9.025014	-5.51%	0
2017	9.472391	9.550869	0.83%	0
2016	9.330147	9.472391	1.52%	0
2015	9.836826	9.330147	-5.15%	0
2014	9.791882	9.836826	0.46%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	12.930616	14.059985	8.73%	0
2019	10.727115	12.930616	20.54%	0
2018	11.845765	10.727115	-9.44%	0
2017	10.108719	11.845765	17.18%	0
2016	9.158748	10.108719	10.37%	0
2015*	10.000000	9.158748	-8.41%	0
1072

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	12.558247	12.332138	-1.80%	0
2019	10.165175	12.558247	23.54%	0
2018	11.507341	10.165175	-11.66%	0
2017	10.880022	11.507341	5.77%	0
2016	9.285144	10.880022	17.18%	0
2015*	10.000000	9.285144	-7.15%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	10.699851	10.833703	1.25%	0
2019	9.354272	10.699851	14.38%	0
2018	10.372205	9.354272	-9.81%	0
2017	9.467123	10.372205	9.56%	0
2016	9.379093	9.467123	0.94%	0
2015	9.820393	9.379093	-4.49%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	14.679180	18.471168	25.83%	0
2019	11.500817	14.679180	27.64%	0
2018	13.261131	11.500817	-13.27%	0
2017	10.853711	13.261131	22.18%	0
2016	10.957300	10.853711	-0.95%	0
2015	11.269438	10.957300	-2.77%	0
2014	11.374007	11.269438	-0.92%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.060814	10.620026	5.56%	0
2019	9.478316	10.060814	6.15%	0
2018	9.818664	9.478316	-3.47%	0
2017	9.781914	9.818664	0.38%	0
2016*	10.000000	9.781914	-2.18%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	11.594393	12.893784	11.21%	0
2019	9.834944	11.594393	17.89%	0
2018	10.667382	9.834944	-7.80%	0
2017	9.560547	10.667382	11.58%	0
2016	9.259708	9.560547	3.25%	0
2015	9.916857	9.259708	-6.63%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.943713	14.044344	0.72%	0
2019	11.248868	13.943713	23.96%	0
2018	12.495558	11.248868	-9.98%	0
2017	11.029045	12.495558	13.30%	0
2016*	10.000000	11.029045	10.29%	0
1073

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	12.859487	15.095821	17.39%	0
2019	11.229271	12.859487	14.52%	0
2018	12.495707	11.229271	-10.13%	0
2017	11.299073	12.495707	10.59%	0
2016	11.191823	11.299073	0.96%	0
2015	11.624723	11.191823	-3.72%	0
2014	11.726884	11.624723	-0.87%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.245004	12.842521	4.88%	0
2019	10.505425	12.245004	16.56%	0
2018	12.814376	10.505425	-18.02%	0
2017	11.453012	12.814376	11.89%	0
2016	10.221978	11.453012	12.04%	0
2015	10.782383	10.221978	-5.20%	0
2014*	10.000000	10.782383	7.82%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.691837	11.053601	3.38%	0
2019	9.435168	10.691837	13.32%	0
2018	10.107658	9.435168	-6.65%	0
2017*	10.000000	10.107658	1.08%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	4.664770	4.469315	-4.19%	0
2019	4.495902	4.664770	3.76%	0
2018	5.233967	4.495902	-14.10%	0
2017	5.301184	5.233967	-1.27%	0
2016	4.865781	5.301184	8.95%	0
2015	6.680101	4.865781	-27.16%	0
2014	8.277220	6.680101	-19.30%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.230860	10.148424	-0.81%	0
2019	9.824693	10.230860	4.13%	0
2018	10.112745	9.824693	-2.85%	0
2017	10.051886	10.112745	0.61%	0
2016	9.486676	10.051886	5.96%	0
2015*	10.000000	9.486676	-5.13%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.257004	13.055126	27.28%	0
2019	8.163708	10.257004	25.64%	0
2018*	10.000000	8.163708	-18.36%	0
1074

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	12.819879	14.279607	11.39%	0
2019	11.170304	12.819879	14.77%	0
2018	12.171380	11.170304	-8.22%	0
2017	11.002442	12.171380	10.62%	0
2016	11.000334	11.002442	0.02%	0
2015	11.318246	11.000334	-2.81%	0
2014	11.027563	11.318246	2.64%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.088331	15.544997	18.77%	0
2019	10.843441	13.088331	20.70%	0
2018	11.670135	10.843441	-7.08%	0
2017	10.333688	11.670135	12.93%	0
2016*	10.000000	10.333688	3.34%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	12.667061	13.112079	3.51%	0
2019	10.247415	12.667061	23.61%	0
2018	11.522678	10.247415	-11.07%	0
2017	10.517072	11.522678	9.56%	0
2016	9.186698	10.517072	14.48%	0
2015*	10.000000	9.186698	-8.13%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.084801	14.737637	4.64%	0
2019	11.168212	14.084801	26.12%	0
2018	12.648657	11.168212	-11.70%	0
2017	11.152562	12.648657	13.41%	0
2016*	10.000000	11.152562	11.53%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	16.447099	22.961013	39.61%	0
2019	12.623172	16.447099	30.29%	0
2018	13.038605	12.623172	-3.19%	0
2017	9.943884	13.038605	31.12%	0
2016	10.168382	9.943884	-2.21%	0
2015*	10.000000	10.168382	1.68%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	10.897062	10.854186	-0.39%	0
2019	9.763179	10.897062	11.61%	0
2018	10.418694	9.763179	-6.29%	0
2017	10.019724	10.418694	3.98%	0
2016	9.023627	10.019724	11.04%	0
2015*	10.000000	9.023627	-9.76%	0
1075

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.254605	10.886493	6.16%	0
2019	9.638139	10.254605	6.40%	0
2018	9.990847	9.638139	-3.53%	0
2017	9.878227	9.990847	1.14%	0
2016*	10.000000	9.878227	-1.22%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	10.984960	9.957228	-9.36%	0
2019	9.187167	10.984960	19.57%	0
2018	10.100533	9.187167	-9.04%	0
2017*	10.000000	10.100533	1.01%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	10.510114	10.952917	4.21%	0
2019	9.766578	10.510114	7.61%	0
2018	10.336073	9.766578	-5.51%	0
2017	9.881878	10.336073	4.60%	0
2016	9.406333	9.881878	5.06%	0
2015	9.863309	9.406333	-4.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.936896	16.232028	8.67%	0
2019	12.814375	14.936896	16.56%	0
2018	14.586299	12.814375	-12.15%	0
2017	13.393174	14.586299	8.91%	0
2016	12.167111	13.393174	10.08%	0
2015	13.340126	12.167111	-8.79%	0
2014	13.337531	13.340126	0.02%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	11.937060	11.689279	-2.08%	0
2019	10.576152	11.937060	12.87%	0
2018	11.366136	10.576152	-6.95%	0
2017	10.655822	11.366136	6.67%	0
2016	9.608756	10.655822	10.90%	0
2015	10.630458	9.608756	-9.61%	0
2014	10.448772	10.630458	1.74%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	13.112970	12.183071	-7.09%	0
2019	10.841755	13.112970	20.95%	0
2018	12.559047	10.841755	-13.67%	0
2017	11.890758	12.559047	5.62%	0
2016	10.899017	11.890758	9.10%	0
2015	11.631877	10.899017	-6.30%	0
2014	11.314902	11.631877	2.80%	0
1076

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.090632	8.373678	-7.89%	0
2019	9.163249	9.090632	-0.79%	0
2018	9.244712	9.163249	-0.88%	0
2017	9.325798	9.244712	-0.87%	0
2016	9.315047	9.325798	0.12%	0
2015*	10.000000	9.315047	-6.85%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	10.722774	10.856867	1.25%	0
2019	9.850188	10.722774	8.86%	0
2018	10.589496	9.850188	-6.98%	0
2017	9.625917	10.589496	10.01%	0
2016	9.485874	9.625917	1.48%	0
2015	10.356648	9.485874	-8.41%	0
2014	10.245290	10.356648	1.09%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.085096	8.869055	-2.38%	0
2019	9.171981	9.085096	-0.95%	0
2018	9.305505	9.171981	-1.43%	0
2017	9.449257	9.305505	-1.52%	0
2016	9.623257	9.449257	-1.81%	0
2015	9.951625	9.623257	-3.30%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.856077	10.229097	3.78%	0
2019	9.313147	9.856077	5.83%	0
2018*	10.000000	9.313147	-6.87%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	5.542436	5.530021	-0.22%	0
2019	5.270081	5.542436	5.17%	0
2018	5.957833	5.270081	-11.54%	0
2017	5.635034	5.957833	5.73%	0
2016	6.797654	5.635034	-17.10%	0
2015	7.099768	6.797654	-4.26%	0
2014	6.513431	7.099768	9.00%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	9.399452	9.591523	2.04%	0
2019	9.158065	9.399452	2.64%	0
2018	10.817982	9.158065	-15.34%	0
2017	9.684498	10.817982	11.70%	0
2016	9.892776	9.684498	-2.11%	0
2015	10.045931	9.892776	-1.52%	0
2014	10.049157	10.045931	-0.03%	0
1077

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	7.255910	7.577706	4.43%	0
2019	7.104909	7.255910	2.13%	0
2018	7.697582	7.104909	-7.70%	0
2017	7.634106	7.697582	0.83%	0
2016	7.887535	7.634106	-3.21%	0
2015	7.963350	7.887535	-0.95%	0
2014	7.823968	7.963350	1.78%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	10.524823	10.236105	-2.74%	0
2019	10.057652	10.524823	4.64%	0
2018	10.427519	10.057652	-3.55%	0
2017	10.362744	10.427519	0.63%	0
2016	9.814516	10.362744	5.59%	0
2015	10.019072	9.814516	-2.04%	0
2014	10.062783	10.019072	-0.43%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	11.206410	11.987033	6.97%	0
2019	10.030448	11.206410	11.72%	0
2018	11.057878	10.030448	-9.29%	0
2017	10.351860	11.057878	6.82%	0
2016	9.544609	10.351860	8.46%	0
2015	10.266362	9.544609	-7.03%	0
2014	9.986445	10.266362	2.80%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	15.695676	19.436924	23.84%	0
2019	12.277606	15.695676	27.84%	0
2018	14.579713	12.277606	-15.79%	0
2017	10.996596	14.579713	32.58%	0
2016	11.324515	10.996596	-2.90%	0
2015	11.232283	11.324515	0.82%	0
2014	11.317246	11.232283	-0.75%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	12.824975	14.203228	10.75%	0
2019	10.829193	12.824975	18.43%	0
2018	11.777830	10.829193	-8.05%	0
2017	10.238876	11.777830	15.03%	0
2016	10.805132	10.238876	-5.24%	0
2015	12.122627	10.805132	-10.87%	0
2014	13.158380	12.122627	-7.87%	0
1078

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.336480	8.963841	-3.99%	0
2019	8.126239	9.336480	14.89%	0
2018	10.261795	8.126239	-20.81%	0
2017	8.254112	10.261795	24.32%	0
2016	7.026625	8.254112	17.47%	0
2015	9.038281	7.026625	-22.26%	0
2014	9.745913	9.038281	-7.26%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	10.608260	11.051042	4.17%	0
2019	9.567427	10.608260	10.88%	0
2018	10.267022	9.567427	-6.81%	0
2017	9.736043	10.267022	5.45%	0
2016	8.677834	9.736043	12.19%	0
2015	9.500824	8.677834	-8.66%	0
2014	9.919249	9.500824	-4.22%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.123290	10.576101	4.47%	0
2019	9.602008	10.123290	5.43%	0
2018	9.977474	9.602008	-3.76%	0
2017	9.877187	9.977474	1.02%	0
2016*	10.000000	9.877187	-1.23%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.208255	17.414416	31.84%	0
2019	11.129603	13.208255	18.68%	0
2018	11.750414	11.129603	-5.28%	0
2017	10.825468	11.750414	8.54%	0
2016*	10.000000	10.825468	8.25%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	11.532964	11.887185	3.07%	0
2019	10.375241	11.532964	11.16%	0
2018	11.208625	10.375241	-7.44%	0
2017	10.421468	11.208625	7.55%	0
2016	10.110557	10.421468	3.08%	0
2015	10.662044	10.110557	-5.17%	0
2014	10.516852	10.662044	1.38%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	11.493556	11.795926	2.63%	0
2019	10.351722	11.493556	11.03%	0
2018	11.452974	10.351722	-9.62%	0
2017	10.745845	11.452974	6.58%	0
2016	9.991637	10.745845	7.55%	0
2015	10.396435	9.991637	-3.89%	0
2014	10.390130	10.396435	0.06%	0
1079

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.993832	11.496409	-4.15%	0
2019	9.645092	11.993832	24.35%	0
2018	10.769041	9.645092	-10.44%	0
2017	9.838470	10.769041	9.46%	0
2016	8.798874	9.838470	11.82%	0
2015	10.506736	8.798874	-16.25%	0
2014*	10.000000	10.506736	5.07%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	12.059387	9.985846	-17.19%	0
2019	10.503860	12.059387	14.81%	0
2018	11.767659	10.503860	-10.74%	0
2017	11.028815	11.767659	6.70%	0
2016	10.996317	11.028815	0.30%	0
2015	11.469988	10.996317	-4.13%	0
2014	10.359331	11.469988	10.72%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	11.878584	12.805005	7.80%	0
2019	10.373891	11.878584	14.50%	0
2018	11.428811	10.373891	-9.23%	0
2017	10.133202	11.428811	12.79%	0
2016	9.876356	10.133202	2.60%	0
2015	10.865189	9.876356	-9.10%	0
2014	10.953812	10.865189	-0.81%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	14.426481	21.151209	46.61%	0
2019	11.167237	14.426481	29.19%	0
2018	13.782558	11.167237	-18.98%	0
2017	11.288386	13.782558	22.10%	0
2016	11.900891	11.288386	-5.15%	0
2015	12.318144	11.900891	-3.39%	0
2014	12.840138	12.318144	-4.07%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	16.188504	17.632155	8.92%	0
2019	13.781951	16.188504	17.46%	0
2018	14.916668	13.781951	-7.61%	0
2017	13.245305	14.916668	12.62%	0
2016	12.494314	13.245305	6.01%	0
2015	12.722434	12.494314	-1.79%	0
2014	12.460375	12.722434	2.10%	0
1080

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	9.969169	10.088629	1.20%	0
2019	9.390082	9.969169	6.17%	0
2018	9.889013	9.390082	-5.05%	0
2017	9.562406	9.889013	3.42%	0
2016	9.049525	9.562406	5.67%	0
2015	9.582425	9.049525	-5.56%	0
2014	9.485015	9.582425	1.03%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	16.433128	17.635953	7.32%	0
2019	13.067952	16.433128	25.75%	0
2018	13.440072	13.067952	-2.77%	0
2017	11.465724	13.440072	17.22%	0
2016	10.583604	11.465724	8.33%	0
2015	10.782058	10.583604	-1.84%	0
2014*	10.000000	10.782058	7.82%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.451003	12.756144	11.40%	0
2019	10.243819	11.451003	11.78%	0
2018	11.510240	10.243819	-11.00%	0
2017	9.992667	11.510240	15.19%	0
2016*	10.000000	9.992667	-0.07%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.184415	18.810793	9.46%	0
2019	14.254784	17.184415	20.55%	0
2018	16.425334	14.254784	-13.21%	0
2017	14.097246	16.425334	16.51%	0
2016	13.376015	14.097246	5.39%	0
2015	13.999863	13.376015	-4.46%	0
2014	13.776276	13.999863	1.62%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.546903	14.449690	6.66%	0
2019	11.990030	13.546903	12.98%	0
2018	13.150851	11.990030	-8.83%	0
2017	12.067312	13.150851	8.98%	0
2016	11.693329	12.067312	3.20%	0
2015	12.152773	11.693329	-3.78%	0
2014	11.981539	12.152773	1.43%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.391121	16.684265	8.40%	0
2019	13.162194	15.391121	16.93%	0
2018	14.739327	13.162194	-10.70%	0
2017	13.086434	14.739327	12.63%	0
2016	12.537481	13.086434	4.38%	0
2015	13.065671	12.537481	-4.04%	0
2014	12.832351	13.065671	1.82%	0
1081

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.153815	11.670729	4.63%	0
2019	10.363353	11.153815	7.63%	0
2018	10.943154	10.363353	-5.30%	0
2017	10.579045	10.943154	3.44%	0
2016	10.397713	10.579045	1.74%	0
2015	10.770803	10.397713	-3.46%	0
2014	10.717775	10.770803	0.49%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	10.894855	11.129447	2.15%	0
2019	9.839812	10.894855	10.72%	0
2018	10.882842	9.839812	-9.58%	0
2017	9.749965	10.882842	11.62%	0
2016	9.497160	9.749965	2.66%	0
2015	10.203935	9.497160	-6.93%	0
2014	10.260582	10.203935	-0.55%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.269332	11.766017	4.41%	0
2019	10.040242	11.269332	12.24%	0
2018	11.111793	10.040242	-9.64%	0
2017	9.699388	11.111793	14.56%	0
2016	9.389563	9.699388	3.30%	0
2015	10.150134	9.389563	-7.49%	0
2014	10.332465	10.150134	-1.76%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.483518	15.590925	7.65%	0
2019	12.605768	14.483518	14.90%	0
2018	13.953131	12.605768	-9.66%	0
2017	12.588040	13.953131	10.84%	0
2016	12.125801	12.588040	3.81%	0
2015	12.603079	12.125801	-3.79%	0
2014	12.393093	12.603079	1.69%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.128660	17.608179	9.17%	0
2019	13.568295	16.128660	18.87%	0
2018	15.419670	13.568295	-12.01%	0
2017	13.427981	15.419670	14.83%	0
2016	12.832469	13.427981	4.64%	0
2015	13.397395	12.832469	-4.22%	0
2014	13.175240	13.397395	1.69%	0
1082

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.782707	13.556901	6.06%	0
2019	11.499511	12.782707	11.16%	0
2018	12.418085	11.499511	-7.40%	0
2017	11.619540	12.418085	6.87%	0
2016	11.271151	11.619540	3.09%	0
2015	11.714698	11.271151	-3.79%	0
2014	11.573500	11.714698	1.22%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	9.977810	10.401778	4.25%	0
2019	9.465171	9.977810	5.42%	0
2018	9.769902	9.465171	-3.12%	0
2017	9.741374	9.769902	0.29%	0
2016	9.794537	9.741374	-0.54%	0
2015	10.057256	9.794537	-2.61%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.714509	17.15%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	10.306395	10.929097	6.04%	0
2019	9.670090	10.306395	6.58%	0
2018	10.091760	9.670090	-4.18%	0
2017	9.999639	10.091760	0.92%	0
2016	9.949690	9.999639	0.50%	0
2015	10.284254	9.949690	-3.25%	0
2014	10.082857	10.284254	2.00%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.360667	10.452806	0.89%	0
2019	9.995337	10.360667	3.66%	0
2018*	10.000000	9.995337	-0.05%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	10.810656	11.911353	10.18%	0
2019	9.041669	10.810656	19.56%	0
2018	11.260188	9.041669	-19.70%	0
2017	8.181705	11.260188	37.63%	0
2016	7.809698	8.181705	4.76%	0
2015	9.559942	7.809698	-18.31%	0
2014*	10.000000	9.559942	-4.40%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.198777	11.545915	3.10%	0
2019	10.036006	11.198777	11.59%	0
2018	10.640512	10.036006	-5.68%	0
2017	10.248074	10.640512	3.83%	0
2016	9.230325	10.248074	11.03%	0
2015	9.745486	9.230325	-5.29%	0
2014*	10.000000	9.745486	-2.55%	0
1083

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	9.551908	9.854311	3.17%	0
2019	9.242452	9.551908	3.35%	0
2018	9.509830	9.242452	-2.81%	0
2017	9.578349	9.509830	-0.72%	0
2016	9.775946	9.578349	-2.02%	0
2015	10.063360	9.775946	-2.86%	0
2014*	10.000000	10.063360	0.63%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	7.774554	7.574583	-2.57%	0
2019	7.874113	7.774554	-1.26%	0
2018	8.006947	7.874113	-1.66%	0
2017	8.214990	8.006947	-2.53%	0
2016	8.446477	8.214990	-2.74%	0
2015	8.685322	8.446477	-2.75%	0
2014	8.930920	8.685322	-2.75%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.067223	11.573767	4.58%	0
2019	9.345659	11.067223	18.42%	0
2018	11.151508	9.345659	-16.19%	0
2017	9.181039	11.151508	21.46%	0
2016	9.353613	9.181039	-1.84%	0
2015	9.711361	9.353613	-3.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	12.904394	14.157960	9.71%	0
2019	10.724173	12.904394	20.33%	0
2018	12.100760	10.724173	-11.38%	0
2017	10.505704	12.100760	15.18%	0
2016	9.867665	10.505704	6.47%	0
2015	10.249029	9.867665	-3.72%	0
2014*	10.000000	10.249029	2.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	11.430621	12.161949	6.40%	0
2019	10.190463	11.430621	12.17%	0
2018	11.014438	10.190463	-7.48%	0
2017	10.190670	11.014438	8.08%	0
2016	9.856782	10.190670	3.39%	0
2015	10.153153	9.856782	-2.92%	0
2014*	10.000000	10.153153	1.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	12.281151	13.331171	8.55%	0
2019	10.528871	12.281151	16.64%	0
2018	11.577490	10.528871	-9.06%	0
2017	10.368442	11.577490	11.66%	0
2016	9.894983	10.368442	4.78%	0
2015	10.229221	9.894983	-3.27%	0
2014*	10.000000	10.229221	2.29%	0
1084

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	10.396786	10.789872	3.78%	0
2019	9.760314	10.396786	6.52%	0
2018	10.222212	9.760314	-4.52%	0
2017	9.945280	10.222212	2.78%	0
2016	9.807539	9.945280	1.40%	0
2015	10.058262	9.807539	-2.49%	0
2014*	10.000000	10.058262	0.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.038555	11.224550	1.68%	0
2019	10.045002	11.038555	9.89%	0
2018	10.946528	10.045002	-8.24%	0
2017	9.870230	10.946528	10.90%	0
2016	9.600559	9.870230	2.81%	0
2015	10.202786	9.600559	-5.90%	0
2014	10.239837	10.202786	-0.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.535858	11.928553	3.40%	0
2019	10.292586	11.535858	12.08%	0
2018	11.267520	10.292586	-8.65%	0
2017	9.904962	11.267520	13.76%	0
2016	9.522363	9.904962	4.02%	0
2015	10.194896	9.522363	-6.60%	0
2014	10.304556	10.194896	-1.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	11.901874	12.771967	7.31%	0
2019	10.393964	11.901874	14.51%	0
2018	11.333335	10.393964	-8.29%	0
2017	10.318926	11.333335	9.83%	0
2016	9.902540	10.318926	4.20%	0
2015	10.216773	9.902540	-3.08%	0
2014*	10.000000	10.216773	2.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	12.557225	13.717510	9.24%	0
2019	10.598750	12.557225	18.48%	0
2018	11.812998	10.598750	-10.28%	0
2017	10.409790	11.812998	13.48%	0
2016	9.866485	10.409790	5.51%	0
2015	10.220105	9.866485	-3.46%	0
2014*	10.000000	10.220105	2.20%	0
1085

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.129666	11.749343	5.57%	0
2019	10.084626	11.129666	10.36%	0
2018	10.773488	10.084626	-6.39%	0
2017	10.142943	10.773488	6.22%	0
2016	9.866268	10.142943	2.80%	0
2015	10.148373	9.866268	-2.78%	0
2014*	10.000000	10.148373	1.48%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.370505	10.803901	4.18%	0
2019*	10.000000	10.370505	3.71%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.668346	12.010153	12.58%	0
2019*	10.000000	10.668346	6.68%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	23.749129	30.005845	26.35%	0
2019	18.753518	23.749129	26.64%	0
2018	19.955599	18.753518	-6.02%	0
2017	15.797747	19.955599	26.32%	0
2016	15.926266	15.797747	-0.81%	0
2015	15.879656	15.926266	0.29%	0
2014	14.824264	15.879656	7.12%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.064098	18.516982	15.27%	0
2019	12.027887	16.064098	33.56%	0
2018	12.563576	12.027887	-4.26%	0
2017	10.165895	12.563576	23.59%	0
2016*	10.000000	10.165895	1.66%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.751016	17.51%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	13.286881	14.616161	10.00%	0
2019	10.873384	13.286881	22.20%	0
2018	12.619365	10.873384	-13.84%	0
2017	11.206754	12.619365	12.60%	0
2016	9.579132	11.206754	16.99%	0
2015	10.106140	9.579132	-5.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.965914	20.155828	-3.86%	0
2019	17.407655	20.965914	20.44%	0
2018	20.614918	17.407655	-15.56%	0
2017	18.619331	20.614918	10.72%	0
2016	16.279993	18.619331	14.37%	0
2015	17.237850	16.279993	-5.56%	0
2014	15.147161	17.237850	13.80%	0
1086

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	16.193268	22.187407	37.02%	0
2019	12.269391	16.193268	31.98%	0
2018	13.706830	12.269391	-10.49%	0
2017	11.281276	13.706830	21.50%	0
2016	10.709935	11.281276	5.33%	0
2015	10.930184	10.709935	-2.02%	0
2014*	10.000000	10.930184	9.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	11.804101	12.070990	2.26%	0
2019	10.199828	11.804101	15.73%	0
2018	12.631560	10.199828	-19.25%	0
2017	11.908401	12.631560	6.07%	0
2016	9.722734	11.908401	22.48%	0
2015	10.638444	9.722734	-8.61%	0
2014*	10.000000	10.638444	6.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	13.514008	16.124427	19.32%	0
2019	11.059537	13.514008	22.19%	0
2018	13.019099	11.059537	-15.05%	0
2017	11.795247	13.019099	10.38%	0
2016	9.873434	11.795247	19.46%	0
2015	10.321461	9.873434	-4.34%	0
2014*	10.000000	10.321461	3.21%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.221787	16.786944	10.28%	0
2019	12.219995	15.221787	24.56%	0
2018	13.230121	12.219995	-7.64%	0
2017	10.903341	13.230121	21.34%	0
2016*	10.000000	10.903341	9.03%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	13.486191	12.367850	-8.29%	0
2019	10.630859	13.486191	26.86%	0
2018	11.395603	10.630859	-6.71%	0
2017	11.038713	11.395603	3.23%	0
2016	10.589808	11.038713	4.24%	0
2015	11.542673	10.589808	-8.26%	0
2014	9.228811	11.542673	25.07%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	15.077807	17.330955	14.94%	0
2019	11.821057	15.077807	27.55%	0
2018	12.745952	11.821057	-7.26%	0
2017	10.783530	12.745952	18.20%	0
2016	9.929303	10.783530	8.60%	0
2015	10.092697	9.929303	-1.62%	0
1087

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	8.943290	8.943663	0.00%	0
2019	8.835057	8.943290	1.23%	0
2018	9.012359	8.835057	-1.97%	0
2017	9.122429	9.012359	-1.21%	0
2016	9.151636	9.122429	-0.32%	0
2015	9.442655	9.151636	-3.08%	0
2014	9.661946	9.442655	-2.27%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	12.892999	14.960779	16.04%	0
2019	10.609426	12.892999	21.52%	0
2018	12.307379	10.609426	-13.80%	0
2017	11.082697	12.307379	11.05%	0
2016	9.427530	11.082697	17.56%	0
2015	10.191736	9.427530	-7.50%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	23.363163	36.467131	56.09%	0
2019	17.556338	23.363163	33.08%	0
2018	19.424931	17.556338	-9.62%	0
2017	15.661866	19.424931	24.03%	0
2016	15.184015	15.661866	3.15%	0
2015	15.667629	15.184015	-3.09%	0
2014	15.532954	15.667629	0.87%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	9.424730	9.922489	5.28%	0
2019	8.408174	9.424730	12.09%	0
2018	9.276503	8.408174	-9.36%	0
2017	8.940679	9.276503	3.76%	0
2016	9.252441	8.940679	-3.37%	0
2015	10.021237	9.252441	-7.67%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	9.998267	10.228997	2.31%	0
2019	8.948106	9.998267	11.74%	0
2018	10.071883	8.948106	-11.16%	0
2017	9.384551	10.071883	7.32%	0
2016	8.834996	9.384551	6.22%	0
2015	9.805825	8.834996	-9.90%	0
2014	10.113091	9.805825	-3.04%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	8.946057	8.910724	-0.39%	0
2019	8.935048	8.946057	0.12%	0
2018	9.783917	8.935048	-8.68%	0
2017	9.779287	9.783917	0.05%	0
2016	8.883098	9.779287	10.09%	0
2015	9.437210	8.883098	-5.87%	0
2014	9.569896	9.437210	-1.39%	0
1088

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.711960	11.241214	4.94%	0
2019	9.857242	10.711960	8.67%	0
2018	10.721595	9.857242	-8.06%	0
2017	9.723043	10.721595	10.27%	0
2016	8.854474	9.723043	9.81%	0
2015	10.026169	8.854474	-11.69%	0
2014	10.263033	10.026169	-2.31%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.301848	5.219359	-1.56%	0
2019	4.896009	5.301848	8.29%	0
2018	5.868814	4.896009	-16.58%	0
2017	5.913281	5.868814	-0.75%	0
2016	5.292874	5.913281	11.72%	0
2015	7.321762	5.292874	-27.71%	0
2014	9.251680	7.321762	-20.86%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	9.845808	10.024651	1.82%	0
2019	9.657446	9.845808	1.95%	0
2018	9.840882	9.657446	-1.86%	0
2017	9.645214	9.840882	2.03%	0
2016	9.478078	9.645214	1.76%	0
2015	9.923516	9.478078	-4.49%	0
2014	9.912379	9.923516	0.11%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.750446	13.215691	3.65%	0
2019	11.435421	12.750446	11.50%	0
2018	12.356855	11.435421	-7.46%	0
2017	11.573412	12.356855	6.77%	0
2016	10.510950	11.573412	10.11%	0
2015	11.070002	10.510950	-5.05%	0
2014	11.225367	11.070002	-1.38%	0
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	9.872054	10.561091	6.98%	0
2019	9.574870	9.872054	3.10%	0
2018	10.288527	9.574870	-6.94%	0
2017	9.748020	10.288527	5.54%	0
2016	9.642755	9.748020	1.09%	0
2015	10.342982	9.642755	-6.77%	0
2014	10.410743	10.342982	-0.65%	0
1089

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	13.745046	14.117379	2.71%	0
2019	12.331762	13.745046	11.46%	0
2018	13.041264	12.331762	-5.44%	0
2017	12.588860	13.041264	3.59%	0
2016	11.520599	12.588860	9.27%	0
2015	12.059718	11.520599	-4.47%	0
2014	12.012409	12.059718	0.39%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.571461	10.937269	3.46%	0
2019	10.022539	10.571461	5.48%	0
2018	10.278103	10.022539	-2.49%	0
2017*	10.000000	10.278103	2.78%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.311869	10.574546	2.55%	0
2019	9.918842	10.311869	3.96%	0
2018	9.999309	9.918842	-0.80%	0
2017*	10.000000	9.999309	-0.01%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	9.731856	10.473334	7.62%	0
2019	9.359594	9.731856	3.98%	0
2018	10.034488	9.359594	-6.73%	0
2017	9.317269	10.034488	7.70%	0
2016	9.309708	9.317269	0.08%	0
2015	10.312963	9.309708	-9.73%	0
2014	10.572774	10.312963	-2.46%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	8.856221	8.861547	0.06%	0
2019	8.762813	8.856221	1.07%	0
2018	8.990670	8.762813	-2.53%	0
2017	9.129874	8.990670	-1.52%	0
2016	9.266400	9.129874	-1.47%	0
2015	9.508576	9.266400	-2.55%	0
2014	9.704835	9.508576	-2.02%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.274292	10.844153	5.55%	0
2019	9.759898	10.274292	5.27%	0
2018	10.101569	9.759898	-3.38%	0
2017	9.909097	10.101569	1.94%	0
2016	9.931938	9.909097	-0.23%	0
2015	10.178624	9.931938	-2.42%	0
2014	10.047724	10.178624	1.30%	0
1090

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	13.482169	13.370608	-0.83%	0
2019	12.130606	13.482169	11.14%	0
2018	12.990846	12.130606	-6.62%	0
2017	12.481118	12.990846	4.08%	0
2016	11.278709	12.481118	10.66%	0
2015	12.110612	11.278709	-6.87%	0
2014	12.490052	12.110612	-3.04%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	10.183728	13.424460	31.82%	0
2019	8.290749	10.183728	22.83%	0
2018	10.474509	8.290749	-20.85%	0
2017	8.104904	10.474509	29.24%	0
2016	8.280450	8.104904	-2.12%	0
2015	9.396120	8.280450	-11.87%	0
2014	9.815890	9.396120	-4.28%	0
ProFunds - ProFund VP Banks - Q/NQ
2020	18.822340	15.519433	-17.55%	0
2019	14.186593	18.822340	32.68%	0
2018	17.770685	14.186593	-20.17%	0
2017	15.495099	17.770685	14.69%	0
2016	12.928867	15.495099	19.85%	0
2015	13.352335	12.928867	-3.17%	0
2014	12.439099	13.352335	7.34%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	9.711399	11.001225	13.28%	0
2019	8.482985	9.711399	14.48%	0
2018	10.595371	8.482985	-19.94%	0
2017	8.859990	10.595371	19.59%	0
2016	7.688216	8.859990	15.24%	0
2015	9.184497	7.688216	-16.29%	0
2014	9.287699	9.184497	-1.11%	0
ProFunds - ProFund VP Bear - Q/NQ
2020	1.799329	1.301580	-27.66%	0
2019	2.401244	1.799329	-25.07%	0
2018	2.373301	2.401244	1.18%	0
2017	2.974705	2.373301	-20.22%	0
2016	3.517820	2.974705	-15.44%	0
2015	3.804643	3.517820	-7.54%	0
2014	4.562326	3.804643	-16.61%	0
1091

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	26.467446	29.697576	12.20%	0
2019	23.370079	26.467446	13.25%	0
2018	25.774289	23.370079	-9.33%	0
2017	21.625891	25.774289	19.18%	0
2016	26.307968	21.625891	-17.80%	0
2015	26.187687	26.307968	0.46%	0
2014	20.757261	26.187687	26.16%	0
ProFunds - ProFund VP Bull - Q/NQ
2020	20.740946	23.404682	12.84%	0
2019	16.548038	20.740946	25.34%	0
2018	18.133484	16.548038	-8.74%	0
2017	15.622815	18.133484	16.07%	0
2016	14.648227	15.622815	6.65%	0
2015	15.131783	14.648227	-3.20%	0
2014	13.958793	15.131783	8.40%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	16.449223	20.964586	27.45%	0
2019	13.364451	16.449223	23.08%	0
2018	16.132795	13.364451	-17.16%	0
2017	14.417115	16.132795	11.90%	0
2016	14.316376	14.417115	0.70%	0
2015	14.132804	14.316376	1.30%	0
2014	13.184044	14.132804	7.20%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	23.739321	29.630967	24.82%	0
2019	19.584979	23.739321	21.21%	0
2018	20.018807	19.584979	-2.17%	0
2017	17.389165	20.018807	15.12%	0
2016	17.161240	17.389165	1.33%	0
2015	16.856053	17.161240	1.81%	0
2014	15.412204	16.856053	9.37%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	8.443569	10.405654	23.24%	0
2019	6.988653	8.443569	20.82%	0
2018	8.482754	6.988653	-17.61%	0
2017	6.544974	8.482754	29.61%	0
2016	6.062072	6.544974	7.97%	0
2015	7.543457	6.062072	-19.64%	0
2014	8.031602	7.543457	-6.08%	0
1092

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	11.212537	9.897279	-11.73%	0
2019	9.788433	11.212537	14.55%	0
2018	11.723355	9.788433	-16.50%	0
2017	10.069042	11.723355	16.43%	0
2016	9.603077	10.069042	4.85%	0
2015	11.080096	9.603077	-13.33%	0
2014	12.472023	11.080096	-11.16%	0
ProFunds - ProFund VP Financials - Q/NQ
2020	19.103355	18.249054	-4.47%	0
2019	15.078956	19.103355	26.69%	0
2018	17.313590	15.078956	-12.91%	0
2017	15.061938	17.313590	14.95%	0
2016	13.429313	15.061938	12.16%	0
2015	14.018615	13.429313	-4.20%	0
2014	12.765972	14.018615	9.81%	0
ProFunds - ProFund VP Health Care - Q/NQ
2020	23.452154	26.099833	11.29%	0
2019	20.201996	23.452154	16.09%	0
2018	19.894111	20.201996	1.55%	0
2017	16.916420	19.894111	17.60%	0
2016	18.128289	16.916420	-6.68%	0
2015	17.749341	18.128289	2.13%	0
2014	14.754397	17.749341	20.30%	0
ProFunds - ProFund VP Industrials - Q/NQ
2020	18.485880	20.990654	13.55%	0
2019	14.566721	18.485880	26.90%	0
2018	17.173420	14.566721	-15.18%	0
2017	14.426297	17.173420	19.04%	0
2016	12.618898	14.426297	14.32%	0
2015	13.435309	12.618898	-6.08%	0
2014	13.085452	13.435309	2.67%	0
ProFunds - ProFund VP International - Q/NQ
2020	10.674063	10.888899	2.01%	0
2019	9.202510	10.674063	15.99%	0
2018	11.234876	9.202510	-18.09%	0
2017	9.484311	11.234876	18.46%	0
2016	9.842866	9.484311	-3.64%	0
2015	10.490856	9.842866	-6.18%	0
2014	11.739470	10.490856	-10.64%	0
1093

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Internet - Q/NQ
2020	26.348014	38.646757	46.68%	0
2019	22.953694	26.348014	14.79%	0
2018	22.496629	22.953694	2.03%	0
2017	17.001426	22.496629	32.32%	0
2016	16.564910	17.001426	2.64%	0
2015	14.152754	16.564910	17.04%	0
2014	14.391604	14.152754	-1.66%	0
ProFunds - ProFund VP Japan - Q/NQ
2020	14.062775	15.855250	12.75%	0
2019	12.050534	14.062775	16.70%	0
2018	14.025265	12.050534	-14.08%	0
2017	12.174290	14.025265	15.20%	0
2016	12.466070	12.174290	-2.34%	0
2015	12.114820	12.466070	2.90%	0
2014	12.068077	12.114820	0.39%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	30.426295	43.074318	41.57%	0
2019	22.886541	30.426295	32.94%	0
2018	23.986003	22.886541	-4.58%	0
2017	18.916676	23.986003	26.80%	0
2016	18.478822	18.916676	2.37%	0
2015	17.683111	18.478822	4.50%	0
2014	15.540259	17.683111	13.79%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	7.915277	5.044538	-36.27%	0
2019	7.500307	7.915277	5.53%	0
2018	9.669188	7.500307	-22.43%	0
2017	10.267764	9.669188	-5.83%	0
2016	8.501341	10.267764	20.78%	0
2015	11.408516	8.501341	-25.48%	0
2014	13.161753	11.408516	-13.32%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	17.176468	18.794377	9.42%	0
2019	15.487679	17.176468	10.90%	0
2018	16.980914	15.487679	-8.79%	0
2017	15.821066	16.980914	7.33%	0
2016	16.898200	15.821066	-6.37%	0
2015	16.636880	16.898200	1.57%	0
2014	14.332458	16.636880	16.08%	0
1094

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	3.685453	4.448191	20.70%	0
2019	2.595968	3.685453	41.97%	0
2018	3.085420	2.595968	-15.86%	0
2017	3.013355	3.085420	2.39%	0
2016	1.988410	3.013355	51.55%	0
2015	3.045191	1.988410	-34.70%	0
2014	4.113104	3.045191	-25.96%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2020	14.759740	13.450439	-8.87%	0
2019	11.973181	14.759740	23.27%	0
2018	13.057688	11.973181	-8.31%	0
2017	12.425615	13.057688	5.09%	0
2016	12.084118	12.425615	2.83%	0
2015	12.385668	12.084118	-2.43%	0
2014	10.187160	12.385668	21.58%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.266775	1.615810	-28.72%	0
2019	2.822431	2.266775	-19.69%	0
2018	2.786722	2.822431	1.28%	0
2017	3.252566	2.786722	-14.32%	0
2016	3.526341	3.252566	-7.76%	0
2015	3.684552	3.526341	-4.29%	0
2014	5.432735	3.684552	-32.18%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	27.153876	38.251679	40.87%	0
2019	18.642256	27.153876	45.66%	0
2018	21.357998	18.642256	-12.72%	0
2017	16.199917	21.357998	31.84%	0
2016	13.042713	16.199917	24.21%	0
2015	13.808660	13.042713	-5.55%	0
2014	10.554495	13.808660	30.83%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	3.587455	2.380776	-33.64%	0
2019	4.669138	3.587455	-23.17%	0
2018	4.265015	4.669138	9.48%	0
2017	6.077535	4.265015	-29.82%	0
2016	7.460684	6.077535	-18.54%	0
2015	6.879166	7.460684	8.45%	0
2014	7.287126	6.879166	-5.60%	0
1095

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2020	2.975249	2.403093	-19.23%	0
2019	3.704713	2.975249	-19.69%	0
2018	3.299424	3.704713	12.28%	0
2017	4.274627	3.299424	-22.81%	0
2016	4.670624	4.274627	-8.48%	0
2015	4.991475	4.670624	-6.43%	0
2014	4.992837	4.991475	-0.03%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.129280	0.628428	-44.35%	0
2019	1.614069	1.129280	-30.04%	0
2018	1.709321	1.614069	-5.57%	0
2017	2.351137	1.709321	-27.30%	0
2016	2.687859	2.351137	-12.53%	0
2015	3.178511	2.687859	-15.44%	0
2014	4.054247	3.178511	-21.60%	0
ProFunds - ProFund VP Technology - Q/NQ
2020	26.443771	37.239793	40.83%	0
2019	18.728811	26.443771	41.19%	0
2018	19.714040	18.728811	-5.00%	0
2017	14.993990	19.714040	31.48%	0
2016	13.722902	14.993990	9.26%	0
2015	13.779876	13.722902	-0.41%	0
2014	11.996248	13.779876	14.87%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	11.662881	11.699501	0.31%	0
2019	10.449394	11.662881	11.61%	0
2018	12.658764	10.449394	-17.45%	0
2017	13.298119	12.658764	-4.81%	0
2016	11.238981	13.298119	18.32%	0
2015	11.383525	11.238981	-1.27%	0
2014	11.639623	11.383525	-2.20%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	14.942868	17.538567	17.37%	0
2019	12.997179	14.942868	14.97%	0
2018	14.133196	12.997179	-8.04%	0
2017	13.272565	14.133196	6.48%	0
2016	13.688972	13.272565	-3.04%	0
2015	14.917537	13.688972	-8.24%	0
2014	11.246441	14.917537	32.64%	0
1096

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	95.077287	172.264921	81.18%	0
2019	54.414594	95.077287	74.73%	0
2018	61.928049	54.414594	-12.13%	0
2017	37.825275	61.928049	63.72%	0
2016	35.804415	37.825275	5.64%	0
2015	32.408096	35.804415	10.48%	0
2014	24.531922	32.408096	32.11%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.134090	0.037210	-72.25%	0
2019	0.278571	0.134090	-51.87%	0
2018	0.324052	0.278571	-14.04%	0
2017	0.605155	0.324052	-46.45%	0
2016	0.779848	0.605155	-22.40%	0
2015	1.087470	0.779848	-28.29%	0
2014	1.740583	1.087470	-37.52%	0
ProFunds - ProFund VP Utilities - Q/NQ
2020	18.439829	17.502219	-5.08%	0
2019	15.431297	18.439829	19.50%	0
2018	15.425232	15.431297	0.04%	0
2017	14.334978	15.425232	7.61%	0
2016	12.808053	14.334978	11.92%	0
2015	14.071196	12.808053	-8.98%	0
2014	11.493787	14.071196	22.42%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2020	6.326094	5.631321	-10.98%	0
2019	5.066430	6.326094	24.86%	0
2018	6.448041	5.066430	-21.43%	0
2017	5.894009	6.448041	9.40%	0
2016	4.762315	5.894009	23.76%	0
2015	5.147209	4.762315	-7.48%	0
2014	5.117797	5.147209	0.57%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	13.461240	15.676846	16.46%	0
2019	11.398760	13.461240	18.09%	0
2018	14.200648	11.398760	-19.73%	0
2017	12.023587	14.200648	18.11%	0
2016	9.447067	12.023587	27.27%	0
2015	11.746339	9.447067	-19.57%	0
2014	12.302072	11.746339	-4.52%	0
1097

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	29.505510	34.809979	17.98%	0
2019	24.336130	29.505510	21.24%	0
2018	27.639154	24.336130	-11.95%	0
2017	21.954839	27.639154	25.89%	0
2016	28.098923	21.954839	-21.87%	0
2015	26.636694	28.098923	5.49%	0
2014	20.640829	26.636694	29.05%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	2.109721	1.585419	-24.85%	0
2019	1.882291	2.109721	12.08%	0
2018	2.280799	1.882291	-17.47%	0
2017	2.245635	2.280799	1.57%	0
2016	2.091407	2.245635	7.37%	0
2015	3.248809	2.091407	-35.63%	0
2014	5.062668	3.248809	-35.83%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	22.430647	23.466173	4.62%	0
2019	18.854560	22.430647	18.97%	0
2018	22.066135	18.854560	-14.55%	0
2017	20.342993	22.066135	8.47%	0
2016	19.841713	20.342993	2.53%	0
2015	19.207546	19.841713	3.30%	0
2014	17.536309	19.207546	9.53%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	35.595710	35.215253	-1.07%	0
2019	24.820317	35.595710	43.41%	0
2018	29.761658	24.820317	-16.60%	0
2017	19.303757	29.761658	54.18%	0
2016	15.183195	19.303757	27.14%	0
2015	16.300076	15.183195	-6.85%	0
2014	14.349798	16.300076	13.59%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	18.536142	28.115551	51.68%	0
2019	11.966138	18.536142	54.90%	0
2018	14.097903	11.966138	-15.12%	0
2017	11.059880	14.097903	27.47%	0
2016	9.145677	11.059880	20.93%	0
2015	9.210571	9.145677	-0.70%	0
2014	7.654053	9.210571	20.34%	0
1098

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2020	5.754403	3.683376	-35.99%	0
2019	5.539700	5.754403	3.88%	0
2018	7.646029	5.539700	-27.55%	0
2017	8.387083	7.646029	-8.84%	0
2016	6.564525	8.387083	27.76%	0
2015	9.674715	6.564525	-32.15%	0
2014	12.225649	9.674715	-20.87%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	2.508177	1.528416	-39.06%	0
2019	2.580706	2.508177	-2.81%	0
2018	4.883703	2.580706	-47.16%	0
2017	6.172204	4.883703	-20.88%	0
2016	5.153267	6.172204	19.77%	0
2015	7.758819	5.153267	-33.58%	0
2014	11.291579	7.758819	-31.29%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	6.712679	6.543465	-2.52%	0
2019	5.374554	6.712679	24.90%	0
2018	6.822059	5.374554	-21.22%	0
2017	5.454311	6.822059	25.08%	0
2016	5.939491	5.454311	-8.17%	0
2015	6.580444	5.939491	-9.74%	0
2014	7.732524	6.580444	-14.90%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	9.534499	9.262257	-2.86%	0
2019	7.654881	9.534499	24.55%	0
2018	8.974620	7.654881	-14.71%	0
2017	7.984134	8.974620	12.41%	0
2016	7.087548	7.984134	12.65%	0
2015	7.590589	7.087548	-6.63%	0
2014	6.933057	7.590589	9.48%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	14.729975	17.469626	18.60%	0
2019	12.971864	14.729975	13.55%	0
2018	14.090992	12.971864	-7.94%	0
2017	13.215667	14.090992	6.62%	0
2016	13.634536	13.215667	-3.07%	0
2015	14.772957	13.634536	-7.71%	0
2014	11.280758	14.772957	30.96%	5,197
1099

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	22.909523	26.441434	15.42%	0
2019	19.219990	22.909523	19.20%	0
2018	19.523148	19.219990	-1.55%	0
2017	16.338543	19.523148	19.49%	0
2016	18.603274	16.338543	-12.17%	0
2015	18.300395	18.603274	1.66%	0
2014	15.100134	18.300395	21.19%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	11.571911	11.201001	-3.21%	0
2019	10.452753	11.571911	10.71%	0
2018	10.843863	10.452753	-3.61%	0
2017	10.433252	10.843863	3.94%	0
2016	9.610811	10.433252	8.56%	0
2015	9.953247	9.610811	-3.44%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2020	26.365500	41.079837	55.81%	0
2019	21.608440	26.365500	22.01%	0
2018	22.958118	21.608440	-5.88%	0
2017	17.620876	22.958118	30.29%	0
2016	17.347544	17.620876	1.58%	0
2015	16.462078	17.347544	5.38%	0
2014	16.602820	16.462078	-0.85%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.204116	0.107651	-47.26%	0
2019	0.328466	0.204116	-37.86%	0
2018	0.333022	0.328466	-1.37%	0
2017	0.560920	0.333022	-40.63%	0
2016	0.819800	0.560920	-31.58%	0
2015	0.916641	0.819800	-10.56%	0
2014	1.204822	0.916641	-23.92%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.231716	1.712587	-23.26%	0
2019	2.646632	2.231716	-15.68%	0
2018	2.622514	2.646632	0.92%	0
2017	2.959493	2.622514	-11.39%	0
2016	3.135152	2.959493	-5.60%	0
2015	3.263526	3.135152	-3.93%	0
2014	4.469258	3.263526	-26.98%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.287311	0.940258	-26.96%	0
2019	1.661091	1.287311	-22.50%	0
2018	1.540333	1.661091	7.84%	0
2017	1.831948	1.540333	-15.92%	0
2016	2.329263	1.831948	-21.35%	0
2015	2.422390	2.329263	-3.84%	0
2014	2.816467	2.422390	-13.99%	0
1100

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.738384	0.445196	-39.71%	0
2019	1.054716	0.738384	-29.99%	0
2018	1.115576	1.054716	-5.46%	0
2017	1.522474	1.115576	-26.73%	0
2016	1.729388	1.522474	-11.96%	0
2015	2.041033	1.729388	-15.27%	0
2014	2.579320	2.041033	-20.87%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	1.197679	0.805878	-32.71%	0
2019	1.551418	1.197679	-22.80%	0
2018	1.435690	1.551418	8.06%	0
2017	1.706341	1.435690	-15.86%	0
2016	2.200847	1.706341	-22.47%	0
2015	2.260799	2.200847	-2.65%	0
2014	2.550400	2.260799	-11.36%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.442344	1.051637	-27.09%	0
2019	1.923968	1.442344	-25.03%	0
2018	1.903181	1.923968	1.09%	0
2017	2.367672	1.903181	-19.62%	0
2016	2.766648	2.367672	-14.42%	0
2015	2.976892	2.766648	-7.06%	0
2014	3.578332	2.976892	-16.81%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	13.743493	18.774233	36.60%	0
2019	10.164874	13.743493	35.21%	0
2018	13.567815	10.164874	-25.08%	0
2017	9.281441	13.567815	46.18%	0
2016	8.766031	9.281441	5.88%	0
2015	8.048394	8.766031	8.92%	0
2014	9.783756	8.048394	-17.74%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	19.558690	23.017703	17.69%	0
2019	15.556603	19.558690	25.73%	0
2018	18.482618	15.556603	-15.83%	0
2017	15.821701	18.482618	16.82%	0
2016	14.847717	15.821701	6.56%	0
2015	15.221390	14.847717	-2.45%	0
2014	14.561689	15.221390	4.53%	0
1101

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	21.785465	23.450887	7.64%	0
2019	16.458472	21.785465	32.37%	0
2018	21.000520	16.458472	-21.63%	0
2017	17.634314	21.000520	19.09%	0
2016	13.985650	17.634314	26.09%	0
2015	15.218589	13.985650	-8.10%	0
2014	13.980454	15.218589	8.86%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	83.011974	150.861778	81.73%	0
2019	47.288883	83.011974	75.54%	0
2018	53.626557	47.288883	-11.82%	0
2017	32.531049	53.626557	64.85%	0
2016	30.519150	32.531049	6.59%	0
2015	27.377522	30.519150	11.48%	0
2014	20.612190	27.377522	32.82%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	33.287220	46.927744	40.98%	0
2019	25.009317	33.287220	33.10%	0
2018	26.194470	25.009317	-4.52%	0
2017	20.540248	26.194470	27.53%	0
2016	19.927472	20.540248	3.08%	0
2015	18.930800	19.927472	5.26%	0
2014	16.574332	18.930800	14.22%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2020	24.351345	28.425235	16.73%	0
2019	17.263735	24.351345	41.05%	0
2018	19.798496	17.263735	-12.80%	0
2017	15.447124	19.798496	28.17%	0
2016	13.724775	15.447124	12.55%	0
2015	14.215028	13.724775	-3.45%	0
2014	12.325887	14.215028	15.33%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	5.776592	7.544930	30.61%	0
2019	3.902677	5.776592	48.02%	0
2018	4.813019	3.902677	-18.91%	0
2017	4.621349	4.813019	4.15%	0
2016	2.870711	4.621349	60.98%	0
2015	4.239745	2.870711	-32.29%	0
2014	5.274897	4.239745	-19.62%	0
1102

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	12.168652	11.145352	-8.41%	0
2019	10.055714	12.168652	21.01%	0
2018	11.159841	10.055714	-9.89%	0
2017	10.758525	11.159841	3.73%	0
2016	10.042284	10.758525	7.13%	0
2015	10.593713	10.042284	-5.21%	0
2014	9.001949	10.593713	17.68%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	18.706785	26.137908	39.72%	0
2019	15.453324	18.706785	21.05%	0
2018	16.423423	15.453324	-5.91%	0
2017	14.967398	16.423423	9.73%	0
2016	15.343324	14.967398	-2.45%	0
2015	15.989493	15.343324	-4.04%	0
2014	15.131864	15.989493	5.67%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	16.757380	19.562681	16.74%	0
2019	12.729312	16.757380	31.64%	0
2018	16.276747	12.729312	-21.79%	0
2017	13.944635	16.276747	16.72%	0
2016	10.993933	13.944635	26.84%	0
2015	12.433455	10.993933	-11.58%	0
2014	12.259448	12.433455	1.42%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	28.629653	32.881331	14.85%	0
2019	18.114442	28.629653	58.05%	0
2018	22.022630	18.114442	-17.75%	0
2017	15.780164	22.022630	39.56%	0
2016	13.475516	15.780164	17.10%	0
2015	14.090432	13.475516	-4.36%	0
2014	11.623167	14.090432	21.23%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	22.274717	27.581613	23.82%	0
2019	18.092048	22.274717	23.12%	0
2018	19.717511	18.092048	-8.24%	0
2017	16.297425	19.717511	20.99%	0
2016	16.336010	16.297425	-0.24%	0
2015	16.618453	16.336010	-1.70%	0
2014	15.200475	16.618453	9.33%	0
1103

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	17.063019	14.840878	-13.02%	0
2019	14.233230	17.063019	19.88%	0
2018	16.886903	14.233230	-15.71%	0
2017	14.985704	16.886903	12.69%	0
2016	13.124816	14.985704	14.18%	0
2015	14.893011	13.124816	-11.87%	0
2014	13.803556	14.893011	7.89%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	17.848915	22.646537	26.88%	0
2019	15.902854	17.848915	12.24%	0
2018	19.202828	15.902854	-17.18%	0
2017	16.624921	19.202828	15.51%	0
2016	16.644468	16.624921	-0.12%	0
2015	16.892246	16.644468	-1.47%	0
2014	17.644034	16.892246	-4.26%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	15.078808	15.751677	4.46%	0
2019	12.661532	15.078808	19.09%	0
2018	16.072018	12.661532	-21.22%	0
2017	14.604863	16.072018	10.05%	0
2016	11.650907	14.604863	25.35%	0
2015	13.593362	11.650907	-14.29%	0
2014	13.097191	13.593362	3.79%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	17.553204	19.760451	12.57%	0
2019	16.033538	17.553204	9.48%	0
2018	18.126427	16.033538	-11.55%	0
2017	16.055300	18.126427	12.90%	0
2016	13.908317	16.055300	15.44%	0
2015	14.355231	13.908317	-3.11%	0
2014	14.761316	14.355231	-2.75%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	11.651479	10.654506	-8.56%	0
2019	9.927986	11.651479	17.36%	0
2018	12.856109	9.927986	-22.78%	0
2017	13.255448	12.856109	-3.01%	0
2016	10.345516	13.255448	28.13%	0
2015	12.304686	10.345516	-15.92%	0
2014	12.488767	12.304686	-1.47%	0
1104

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	5.800575	4.849263	-16.40%	0
2019	5.701587	5.800575	1.74%	0
2018	5.243801	5.701587	8.73%	0
2017	6.547261	5.243801	-19.91%	0
2016	6.291357	6.547261	4.07%	0
2015	5.707224	6.291357	10.23%	0
2014	4.773829	5.707224	19.55%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2020	22.497363	32.654507	45.15%	0
2019	16.553824	22.497363	35.90%	0
2018	17.282884	16.553824	-4.22%	0
2017	13.398027	17.282884	29.00%	0
2016	12.402488	13.398027	8.03%	0
2015	12.612827	12.402488	-1.67%	0
2014	11.763128	12.612827	7.22%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	8.798253	9.368733	6.48%	0
2019	7.991254	8.798253	10.10%	0
2018	8.678108	7.991254	-7.91%	0
2017	8.429412	8.678108	2.95%	0
2016	7.382250	8.429412	14.18%	0
2015	8.138637	7.382250	-9.29%	0
2014	8.155508	8.138637	-0.21%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	15.669513	21.429966	36.76%	0
2019	13.180717	15.669513	18.88%	0
2018	16.955469	13.180717	-22.26%	0
2017	14.287379	16.955469	18.67%	0
2016	12.726859	14.287379	12.26%	0
2015	15.232684	12.726859	-16.45%	0
2014	12.755049	15.232684	19.42%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	18.708360	17.260009	-7.74%	0
2019	16.163942	18.708360	15.74%	0
2018	16.017684	16.163942	0.91%	0
2017	14.835003	16.017684	7.97%	0
2016	13.110992	14.835003	13.15%	0
2015	14.553168	13.110992	-9.91%	0
2014	12.176824	14.553168	19.52%	0
1105

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	4.578092	4.883757	6.68%	0
2019	4.947363	4.578092	-7.46%	0
2018	5.757853	4.947363	-14.08%	0
2017	4.961865	5.757853	16.04%	0
2016	5.588649	4.961865	-11.22%	0
2015	6.909548	5.588649	-19.12%	0
2014	9.099064	6.909548	-24.06%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	10.186266	10.637103	4.43%	0
2019	9.865945	10.186266	3.25%	0
2018	9.474247	9.865945	4.13%	0
2017	9.497869	9.474247	-0.25%	0
2016	9.532867	9.497869	-0.37%	0
2015	9.892011	9.532867	-3.63%	0
2014	10.033838	9.892011	-1.41%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.249876	4.922898	15.84%	0
2019	3.906395	4.249876	8.79%	0
2018	5.601607	3.906395	-30.26%	0
2017	5.859029	5.601607	-4.39%	0
2016	4.191914	5.859029	39.77%	0
2015	6.477124	4.191914	-35.28%	0
2014	8.233472	6.477124	-21.33%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	11.704677	15.780536	34.82%	0
2019	8.674382	11.704677	34.93%	0
2018	10.694115	8.674382	-18.89%	0
2017*	10.000000	10.694115	6.94%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.688247	10.233109	-4.26%	0
2019*	10.000000	10.688247	6.88%	0
1106

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	13.627343	14.463887	6.14%	0
2019	11.866965	13.627343	14.83%	0
2018	13.053887	11.866965	-9.09%	0
2017	11.620261	13.053887	12.34%	0
2016	11.451341	11.620261	1.48%	0
2015	11.636722	11.451341	-1.59%	0
2014	11.183019	11.636722	4.06%	0
2013	9.899989	11.183019	12.96%	0
2012	8.988780	9.899989	10.14%	0
2011*	10.000000	8.988780	-10.11%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.598180	8.537799	-0.70%	0
2019	7.578083	8.598180	13.46%	0
2018*	10.000000	7.578083	-24.22%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.232471	5.987815	-27.27%	0
2019	7.037390	8.232471	16.98%	0
2018	8.939979	7.037390	-21.28%	0
2017	9.279426	8.939979	-3.66%	0
2016	6.783426	9.279426	36.80%	0
2015	11.248900	6.783426	-39.70%	0
2014	10.346584	11.248900	8.72%	0
2013*	10.000000	10.346584	3.47%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	14.422347	15.307229	6.14%	0
2019	10.615977	14.422347	35.86%	0
2018	12.495170	10.615977	-15.04%	0
2017	10.291747	12.495170	21.41%	0
2016	9.810713	10.291747	4.90%	0
2015	10.233342	9.810713	-4.13%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	9.473346	10.082764	6.43%	0
2019	8.954104	9.473346	5.80%	0
2018	9.485644	8.954104	-5.60%	0
2017	9.417352	9.485644	0.73%	0
2016	9.285469	9.417352	1.42%	0
2015	9.799796	9.285469	-5.25%	0
2014	9.765064	9.799796	0.36%	0
2013	10.982893	9.765064	-11.09%	0
2012	10.528262	10.982893	4.32%	0
2011*	10.000000	10.528262	5.28%	0
1107

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	12.868654	13.978230	8.62%	0
2019	10.686704	12.868654	20.42%	0
2018	11.813365	10.686704	-9.54%	0
2017	10.091408	11.813365	17.06%	0
2016	9.152445	10.091408	10.26%	0
2015*	10.000000	9.152445	-8.48%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	12.498086	12.260442	-1.90%	0
2019	10.126880	12.498086	23.41%	0
2018	11.475856	10.126880	-11.75%	0
2017	10.861386	11.475856	5.66%	0
2016	9.278755	10.861386	17.06%	0
2015*	10.000000	9.278755	-7.21%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	10.643430	10.765490	1.15%	0
2019	9.314524	10.643430	14.27%	0
2018	10.338824	9.314524	-9.91%	0
2017	9.446331	10.338824	9.45%	0
2016	9.368101	9.446331	0.84%	0
2015	9.818982	9.368101	-4.59%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	14.578848	18.326057	25.70%	0
2019	11.433966	14.578848	27.50%	0
2018	13.197699	11.433966	-13.36%	0
2017	10.812866	13.197699	22.06%	0
2016	10.927266	10.812866	-1.05%	0
2015	11.250116	10.927266	-2.87%	0
2014	11.366200	11.250116	-1.02%	0
2013*	10.000000	11.366200	13.66%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.022962	10.569186	5.45%	0
2019	9.452371	10.022962	6.04%	0
2018	9.801928	9.452371	-3.57%	0
2017	9.775272	9.801928	0.27%	0
2016*	10.000000	9.775272	-2.25%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	11.533267	12.812630	11.09%	0
2019	9.793158	11.533267	17.77%	0
2018	10.633055	9.793158	-7.90%	0
2017	9.539556	10.633055	11.46%	0
2016	9.248851	9.539556	3.14%	0
2015	9.915433	9.248851	-6.72%	0
1108

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.891242	13.977113	0.62%	0
2019	11.218073	13.891242	23.83%	0
2018	12.474250	11.218073	-10.07%	0
2017	11.021544	12.474250	13.18%	0
2016*	10.000000	11.021544	10.22%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	12.732271	14.931114	17.27%	0
2019	11.129624	12.732271	14.40%	0
2018	12.397647	11.129624	-10.23%	0
2017	11.221902	12.397647	10.48%	0
2016	11.126806	11.221902	0.85%	0
2015	11.569100	11.126806	-3.82%	0
2014	11.682778	11.569100	-0.97%	0
2013	10.510284	11.682778	11.16%	0
2012	9.838735	10.510284	6.83%	0
2011	10.509324	9.838735	-6.38%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.173793	12.754706	4.77%	0
2019	10.455075	12.173793	16.44%	0
2018	12.766176	10.455075	-18.10%	0
2017	11.421645	12.766176	11.77%	0
2016	10.204450	11.421645	11.93%	0
2015	10.774972	10.204450	-5.29%	0
2014*	10.000000	10.774972	7.75%	0
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.662529	11.011965	3.28%	0
2019	9.418986	10.662529	13.20%	0
2018	10.100763	9.418986	-6.75%	0
2017*	10.000000	10.100763	1.01%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	4.618622	4.420548	-4.29%	0
2019	4.455995	4.618622	3.65%	0
2018	5.192869	4.455995	-14.19%	0
2017	5.264960	5.192869	-1.37%	0
2016	4.837492	5.264960	8.84%	0
2015	6.648114	4.837492	-27.24%	0
2014	8.246076	6.648114	-19.38%	0
2013	9.459658	8.246076	-12.83%	0
2012	9.946267	9.459658	-4.89%	0
2011	11.720241	9.946267	-15.14%	0
1109

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.181814	10.089387	-0.91%	0
2019	9.787655	10.181814	4.03%	0
2018	10.085045	9.787655	-2.95%	0
2017	10.034642	10.085045	0.50%	0
2016	9.480135	10.034642	5.85%	0
2015*	10.000000	9.480135	-5.20%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.239380	13.019296	27.15%	0
2019	8.158082	10.239380	25.51%	0
2018*	10.000000	8.158082	-18.42%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	12.706122	14.138352	11.27%	0
2019	11.082572	12.706122	14.65%	0
2018	12.088283	11.082572	-8.32%	0
2017	10.938531	12.088283	10.51%	0
2016	10.947661	10.938531	-0.08%	0
2015	11.275659	10.947661	-2.91%	0
2014	10.997366	11.275659	2.53%	0
2013	9.814444	10.997366	12.05%	0
2012	9.001652	9.814444	9.03%	0
2011*	10.000000	9.001652	-9.98%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.039110	15.470631	18.65%	0
2019	10.813776	13.039110	20.58%	0
2018	11.650246	10.813776	-7.18%	0
2017	10.326658	11.650246	12.82%	0
2016*	10.000000	10.326658	3.27%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	12.606346	13.035814	3.41%	0
2019	10.208785	12.606346	23.49%	0
2018	11.491127	10.208785	-11.16%	0
2017	10.499035	11.491127	9.45%	0
2016	9.180348	10.499035	14.36%	0
2015*	10.000000	9.180348	-8.20%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.031828	14.667096	4.53%	0
2019	11.137656	14.031828	25.99%	0
2018	12.627107	11.137656	-11.80%	0
2017	11.144978	12.627107	13.30%	0
2016*	10.000000	11.144978	11.45%	0
1110

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	16.368284	22.827516	39.46%	0
2019	12.575612	16.368284	30.16%	0
2018	13.002928	12.575612	-3.29%	0
2017	9.926838	13.002928	30.99%	0
2016	10.161364	9.926838	-2.31%	0
2015*	10.000000	10.161364	1.61%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	10.844813	10.791030	-0.50%	0
2019	9.726361	10.844813	11.50%	0
2018	10.390149	9.726361	-6.39%	0
2017	10.002531	10.390149	3.88%	0
2016	9.017394	10.002531	10.92%	0
2015*	10.000000	9.017394	-9.83%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	10.216024	10.834396	6.05%	0
2019	9.611764	10.216024	6.29%	0
2018	9.973812	9.611764	-3.63%	0
2017	9.871509	9.973812	1.04%	0
2016*	10.000000	9.871509	-1.28%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	10.954817	9.919673	-9.45%	0
2019	9.171391	10.954817	19.45%	0
2018	10.093641	9.171391	-9.14%	0
2017*	10.000000	10.093641	0.94%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	10.454704	10.883965	4.11%	0
2019	9.725084	10.454704	7.50%	0
2018	10.302811	9.725084	-5.61%	0
2017	9.860187	10.302811	4.49%	0
2016	9.395322	9.860187	4.95%	0
2015	9.861898	9.395322	-4.73%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.789101	16.054891	8.56%	0
2019	12.700636	14.789101	16.44%	0
2018	14.471811	12.700636	-12.24%	0
2017	13.301690	14.471811	8.80%	0
2016	12.096411	13.301690	9.96%	0
2015	13.276289	12.096411	-8.89%	0
2014	13.287370	13.276289	-0.08%	0
2013	11.050247	13.287370	20.25%	0
2012	9.862906	11.050247	12.04%	0
2011	10.310665	9.862906	-4.34%	0
1111

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	11.855441	11.597412	-2.18%	0
2019	10.514642	11.855441	12.75%	0
2018	11.311741	10.514642	-7.05%	0
2017	10.615710	11.311741	6.56%	0
2016	9.582401	10.615710	10.78%	0
2015	10.612226	9.582401	-9.70%	0
2014	10.441587	10.612226	1.63%	0
2013*	10.000000	10.441587	4.42%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	13.023308	12.087314	-7.19%	0
2019	10.778700	13.023308	20.82%	0
2018	12.498938	10.778700	-13.76%	0
2017	11.845989	12.498938	5.51%	0
2016	10.869139	11.845989	8.99%	0
2015	11.611940	10.869139	-6.40%	0
2014	11.307137	11.611940	2.70%	0
2013*	10.000000	11.307137	13.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.047076	8.324977	-7.98%	0
2019	9.128729	9.047076	-0.89%	0
2018	9.219411	9.128729	-0.98%	0
2017	9.309836	9.219411	-0.97%	0
2016	9.308645	9.309836	0.01%	0
2015*	10.000000	9.308645	-6.91%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	10.655306	10.777455	1.15%	0
2019	9.798286	10.655306	8.75%	0
2018	10.544592	9.798286	-7.08%	0
2017	9.594929	10.544592	9.90%	0
2016	9.465043	9.594929	1.37%	0
2015	10.344551	9.465043	-8.50%	0
2014	10.243850	10.344551	0.98%	0
2013*	10.000000	10.243850	2.44%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	9.037181	8.813200	-2.48%	0
2019	9.132999	9.037181	-1.05%	0
2018	9.275546	9.132999	-1.54%	0
2017	9.428503	9.275546	-1.62%	0
2016	9.611977	9.428503	-1.91%	0
2015	9.950191	9.611977	-3.40%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.839157	10.201050	3.68%	0
2019	9.306730	9.839157	5.72%	0
2018*	10.000000	9.306730	-6.93%	0
1112

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	5.479774	5.461860	-0.33%	0
2019	5.215855	5.479774	5.06%	0
2018	5.902646	5.215855	-11.64%	0
2017	5.588567	5.902646	5.62%	0
2016	6.748526	5.588567	-17.19%	0
2015	7.055702	6.748526	-4.35%	0
2014	6.479654	7.055702	8.89%	0
2013	6.501431	6.479654	-0.33%	0
2012	7.537247	6.501431	-13.74%	0
2011	8.490386	7.537247	-11.23%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	9.362475	9.543971	1.94%	0
2019	9.131428	9.362475	2.53%	0
2018	10.797680	9.131428	-15.43%	0
2017	9.676244	10.797680	11.59%	0
2016	9.894481	9.676244	-2.21%	0
2015	10.057996	9.894481	-1.63%	0
2014	10.071580	10.057996	-0.13%	0
2013	8.826102	10.071580	14.11%	0
2012	8.700163	8.826102	1.45%	0
2011	9.583826	8.700163	-9.22%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	7.095900	7.402970	4.33%	0
2019	6.955367	7.095900	2.02%	0
2018	7.543358	6.955367	-7.79%	0
2017	7.488834	7.543358	0.73%	0
2016	7.745383	7.488834	-3.31%	0
2015	7.827882	7.745383	-1.05%	0
2014	7.698788	7.827882	1.68%	0
2013	7.795758	7.698788	-1.24%	0
2012	7.850368	7.795758	-0.70%	0
2011	7.815810	7.850368	0.44%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	10.452870	10.155669	-2.84%	0
2019	9.999169	10.452870	4.54%	0
2018	10.377612	9.999169	-3.65%	0
2017	10.323738	10.377612	0.52%	0
2016	9.787606	10.323738	5.48%	0
2015	10.001886	9.787606	-2.14%	0
2014	10.055863	10.001886	-0.54%	0
2013*	10.000000	10.055863	0.56%	0
1113

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	11.135906	11.899365	6.86%	0
2019	9.977604	11.135906	11.61%	0
2018	11.011013	9.977604	-9.39%	0
2017	10.318559	11.011013	6.71%	0
2016	9.523660	10.318559	8.35%	0
2015	10.254370	9.523660	-7.13%	0
2014	9.985036	10.254370	2.70%	0
2013*	10.000000	9.985036	-0.15%	0
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	15.588342	19.284156	23.71%	0
2019	12.206196	15.588342	27.71%	0
2018	14.509929	12.206196	-15.88%	0
2017	10.955191	14.509929	32.45%	0
2016	11.293453	10.955191	-3.00%	0
2015	11.213011	11.293453	0.72%	0
2014	11.309467	11.213011	-0.85%	0
2013*	10.000000	11.309467	13.09%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	12.698115	14.048270	10.63%	0
2019	10.733099	12.698115	18.31%	0
2018	11.685410	10.733099	-8.15%	0
2017	10.168944	11.685410	14.91%	0
2016	10.742349	10.168944	-5.34%	0
2015	12.064595	10.742349	-10.96%	0
2014	13.108893	12.064595	-7.97%	0
2013	10.783237	13.108893	21.57%	0
2012	9.314170	10.783237	15.77%	0
2011	10.331427	9.314170	-9.85%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.272624	8.893366	-4.09%	0
2019	8.078966	9.272624	14.77%	0
2018	10.212671	8.078966	-20.89%	0
2017	8.223026	10.212671	24.20%	0
2016	7.007343	8.223026	17.35%	0
2015	9.022782	7.007343	-22.34%	0
2014	9.739209	9.022782	-7.36%	0
2013*	10.000000	9.739209	-2.61%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	10.535756	10.964238	4.07%	0
2019	9.511810	10.535756	10.76%	0
2018	10.217909	9.511810	-6.91%	0
2017	9.699424	10.217909	5.35%	0
2016	8.654065	9.699424	12.08%	0
2015	9.484544	8.654065	-8.76%	0
2014	9.912439	9.484544	-4.32%	0
2013*	10.000000	9.912439	-0.88%	0
1114

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.085216	10.525494	4.37%	0
2019	9.575739	10.085216	5.32%	0
2018	9.960481	9.575739	-3.86%	0
2017	9.870473	9.960481	0.91%	0
2016*	10.000000	9.870473	-1.30%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2020	13.158578	17.331091	31.71%	0
2019	11.099154	13.158578	18.55%	0
2018	11.730406	11.099154	-5.38%	0
2017	10.818115	11.730406	8.43%	0
2016*	10.000000	10.818115	8.18%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	11.430565	11.769528	2.97%	0
2019	10.293706	11.430565	11.04%	0
2018	11.132051	10.293706	-7.53%	0
2017	10.360887	11.132051	7.44%	0
2016	10.062102	10.360887	2.97%	0
2015	10.621887	10.062102	-5.27%	0
2014	10.488024	10.621887	1.28%	0
2013	9.946028	10.488024	5.45%	0
2012	9.370425	9.946028	6.14%	0
2011*	10.000000	9.370425	-6.30%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	11.391537	11.679199	2.53%	0
2019	10.270397	11.391537	10.92%	0
2018	11.374769	10.270397	-9.71%	0
2017	10.683416	11.374769	6.47%	0
2016	9.943780	10.683416	7.44%	0
2015	10.357285	9.943780	-3.99%	0
2014	10.361668	10.357285	-0.04%	0
2013	11.689310	10.361668	-11.36%	0
2012	10.208185	11.689310	14.51%	0
2011*	10.000000	10.208185	2.08%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.924070	11.417782	-4.25%	0
2019	9.598851	11.924070	24.22%	0
2018	10.728523	9.598851	-10.53%	0
2017	9.811508	10.728523	9.35%	0
2016	8.783765	9.811508	11.70%	0
2015	10.499507	8.783765	-16.34%	0
2014*	10.000000	10.499507	5.00%	0
1115

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	11.952318	9.886992	-17.28%	0
2019	10.421318	11.952318	14.69%	0
2018	11.687269	10.421318	-10.83%	0
2017	10.964717	11.687269	6.59%	0
2016	10.943632	10.964717	0.19%	0
2015	11.426788	10.943632	-4.23%	0
2014	10.330938	11.426788	10.61%	0
2013	10.361135	10.330938	-0.29%	0
2012	8.207875	10.361135	26.23%	0
2011*	10.000000	8.207875	-17.92%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	11.773177	12.678333	7.69%	0
2019	10.292416	11.773177	14.39%	0
2018	11.350799	10.292416	-9.32%	0
2017	10.074361	11.350799	12.67%	0
2016	9.829073	10.074361	2.50%	0
2015	10.824306	9.829073	-9.19%	0
2014	10.923821	10.824306	-0.91%	0
2013	9.713938	10.923821	12.46%	0
2012	8.794954	9.713938	10.45%	0
2011*	10.000000	8.794954	-12.05%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	14.283765	20.920458	46.46%	0
2019	11.068138	14.283765	29.05%	0
2018	13.674401	11.068138	-19.06%	0
2017	11.211287	13.674401	21.97%	0
2016	11.831743	11.211287	-5.24%	0
2015	12.259179	11.831743	-3.49%	0
2014	12.791843	12.259179	-4.16%	0
2013	10.874836	12.791843	17.63%	0
2012	9.690560	10.874836	12.22%	0
2011	11.036524	9.690560	-12.20%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	16.044818	17.457697	8.81%	0
2019	13.673685	16.044818	17.34%	0
2018	14.814800	13.673685	-7.70%	0
2017	13.168344	14.814800	12.50%	0
2016	12.434472	13.168344	5.90%	0
2015	12.674536	12.434472	-1.89%	0
2014	12.426244	12.674536	2.00%	0
2013	10.374866	12.426244	19.77%	0
2012	9.229367	10.374866	12.41%	0
2011*	10.000000	9.229367	-7.71%	0
1116

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	9.900986	10.009322	1.09%	0
2019	9.335461	9.900986	6.06%	0
2018	9.841673	9.335461	-5.14%	0
2017	9.526403	9.841673	3.31%	0
2016	9.024708	9.526403	5.56%	0
2015	9.565977	9.024708	-5.66%	0
2014	9.478495	9.565977	0.92%	0
2013*	10.000000	9.478495	-5.22%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	16.337313	17.515089	7.21%	0
2019	13.005130	16.337313	25.62%	0
2018	13.389313	13.005130	-2.87%	0
2017	11.434140	13.389313	17.10%	0
2016	10.565285	11.434140	8.22%	0
2015	10.774467	10.565285	-1.94%	0
2014*	10.000000	10.774467	7.74%	0
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.407931	12.695105	11.28%	0
2019	10.215791	11.407931	11.67%	0
2018	11.490634	10.215791	-11.09%	0
2017	9.985877	11.490634	15.07%	0
2016*	10.000000	9.985877	-0.14%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	17.014447	18.605588	9.35%	0
2019	14.128311	17.014447	20.43%	0
2018	16.296458	14.128311	-13.30%	0
2017	14.000978	16.296458	16.40%	0
2016	13.298315	14.000978	5.28%	0
2015	13.932869	13.298315	-4.55%	0
2014	13.724464	13.932869	1.52%	0
2013	10.910853	13.724464	25.79%	0
2012	9.669678	10.910853	12.84%	0
2011	10.630958	9.669678	-9.04%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.412960	14.292117	6.55%	0
2019	11.883699	13.412960	12.87%	0
2018	13.047718	11.883699	-8.92%	0
2017	11.984966	13.047718	8.87%	0
2016	11.625446	11.984966	3.09%	0
2015	12.094662	11.625446	-3.88%	0
2014	11.936507	12.094662	1.32%	0
2013	10.715925	11.936507	11.39%	0
2012	9.932406	10.715925	7.89%	0
2011	10.362540	9.932406	-4.15%	0
1117

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.238894	16.502270	8.29%	0
2019	13.045420	15.238894	16.81%	0
2018	14.623672	13.045420	-10.79%	0
2017	12.997067	14.623672	12.52%	0
2016	12.464640	12.997067	4.27%	0
2015	13.003136	12.464640	-4.14%	0
2014	12.784086	13.003136	1.71%	0
2013	10.853155	12.784086	17.79%	0
2012	9.831051	10.853155	10.40%	0
2011	10.480203	9.831051	-6.19%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.043489	11.543412	4.53%	0
2019	10.271410	11.043489	7.52%	0
2018	10.857297	10.271410	-5.40%	0
2017	10.506815	10.857297	3.34%	0
2016	10.337324	10.506815	1.64%	0
2015	10.719270	10.337324	-3.56%	0
2014	10.677479	10.719270	0.39%	0
2013	10.474039	10.677479	1.94%	0
2012	10.029945	10.474039	4.43%	0
2011	10.179829	10.029945	-1.47%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	10.826282	11.048020	2.05%	0
2019	9.787951	10.826282	10.61%	0
2018	10.836697	9.787951	-9.68%	0
2017	9.718580	10.836697	11.50%	0
2016	9.476300	9.718580	2.56%	0
2015	10.192003	9.476300	-7.02%	0
2014	10.259137	10.192003	-0.65%	0
2013*	10.000000	10.259137	2.59%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.198391	11.679932	4.30%	0
2019	9.987307	11.198391	12.13%	0
2018	11.064652	9.987307	-9.74%	0
2017	9.668148	11.064652	14.44%	0
2016	9.368942	9.668148	3.19%	0
2015	10.138270	9.368942	-7.59%	0
2014	10.331009	10.138270	-1.87%	0
2013*	10.000000	10.331009	3.31%	0
1118

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.340250	15.420836	7.54%	0
2019	12.493915	14.340250	14.78%	0
2018	13.843646	12.493915	-9.75%	0
2017	12.502076	13.843646	10.73%	0
2016	12.055364	12.502076	3.71%	0
2015	12.542755	12.055364	-3.89%	0
2014	12.346480	12.542755	1.59%	0
2013	10.787835	12.346480	14.45%	0
2012	9.882565	10.787835	9.16%	0
2011	10.414808	9.882565	-5.11%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.969107	17.416069	9.06%	0
2019	13.447906	15.969107	18.75%	0
2018	15.298688	13.447906	-12.10%	0
2017	13.336290	15.298688	14.71%	0
2016	12.757922	13.336290	4.53%	0
2015	13.333279	12.757922	-4.32%	0
2014	13.125682	13.333279	1.58%	0
2013	10.871364	13.125682	20.74%	0
2012	9.766491	10.871364	11.31%	0
2011	10.545080	9.766491	-7.38%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.656248	13.408985	5.95%	0
2019	11.397464	12.656248	11.04%	0
2018	12.320634	11.397464	-7.49%	0
2017	11.540185	12.320634	6.76%	0
2016	11.205676	11.540185	2.99%	0
2015	11.658625	11.205676	-3.89%	26,332
2014	11.529972	11.658625	1.12%	26,332
2013	10.669107	11.529972	8.07%	26,332
2012	9.980429	10.669107	6.90%	26,332
2011	10.300405	9.980429	-3.11%	26,332
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	9.925193	10.336277	4.14%	0
2019	9.424936	9.925193	5.31%	0
2018	9.738443	9.424936	-3.22%	0
2017	9.719974	9.738443	0.19%	0
2016	9.783052	9.719974	-0.64%	0
2015	10.055809	9.783052	-2.71%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.712014	17.12%	0
1119

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	10.214936	10.820982	5.93%	0
2019	9.594134	10.214936	6.47%	0
2018	10.022845	9.594134	-4.28%	0
2017	9.941550	10.022845	0.82%	0
2016	9.902057	9.941550	0.40%	0
2015	10.245555	9.902057	-3.35%	0
2014	10.055244	10.245555	1.89%	0
2013	10.566747	10.055244	-4.84%	0
2012	10.154693	10.566747	4.06%	0
2011*	10.000000	10.154693	1.55%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.342892	10.424151	0.79%	0
2019	9.988459	10.342892	3.55%	0
2018*	10.000000	9.988459	-0.12%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	10.747604	11.829692	10.07%	0
2019	8.998187	10.747604	19.44%	0
2018	11.217658	8.998187	-19.79%	0
2017	8.159148	11.217658	37.49%	0
2016	7.796161	8.159148	4.66%	0
2015	9.553199	7.796161	-18.39%	0
2014*	10.000000	9.553199	-4.47%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.133458	11.466764	2.99%	0
2019	9.987734	11.133458	11.47%	0
2018	10.600297	9.987734	-5.78%	0
2017	10.219820	10.600297	3.72%	0
2016	9.214325	10.219820	10.91%	0
2015	9.738616	9.214325	-5.38%	0
2014*	10.000000	9.738616	-2.61%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	9.496207	9.786778	3.06%	0
2019	9.198023	9.496207	3.24%	0
2018	9.473909	9.198023	-2.91%	0
2017	9.551960	9.473909	-0.82%	0
2016	9.759019	9.551960	-2.12%	0
2015	10.056270	9.759019	-2.96%	0
2014*	10.000000	10.056270	0.56%	0
1120

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	7.694549	7.488929	-2.67%	0
2019	7.801104	7.694549	-1.37%	0
2018	7.940912	7.801104	-1.76%	0
2017	8.155606	7.940912	-2.63%	0
2016	8.394026	8.155606	-2.84%	0
2015	8.640271	8.394026	-2.85%	0
2014	8.893741	8.640271	-2.85%	0
2013	9.154647	8.893741	-2.85%	0
2012	9.423949	9.154647	-2.86%	0
2011	9.699636	9.423949	-2.84%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	11.008851	11.500870	4.47%	0
2019	9.305930	11.008851	18.30%	0
2018	11.115606	9.305930	-16.28%	0
2017	9.160874	11.115606	21.34%	0
2016	9.342652	9.160874	-1.95%	0
2015	9.709969	9.342652	-3.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	12.829152	14.060935	9.60%	0
2019	10.672614	12.829152	20.21%	0
2018	12.055053	10.672614	-11.47%	0
2017	10.476761	12.055053	15.06%	0
2016	9.850572	10.476761	6.36%	0
2015	10.241810	9.850572	-3.82%	0
2014*	10.000000	10.241810	2.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	11.363986	12.078616	6.29%	0
2019	10.141485	11.363986	12.05%	0
2018	10.972848	10.141485	-7.58%	0
2017	10.162600	10.972848	7.97%	0
2016	9.839711	10.162600	3.28%	0
2015	10.146009	9.839711	-3.02%	0
2014*	10.000000	10.146009	1.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	12.209547	13.239818	8.44%	0
2019	10.478252	12.209547	16.52%	0
2018	11.533767	10.478252	-9.15%	0
2017	10.339877	11.533767	11.55%	0
2016	9.877847	10.339877	4.68%	0
2015	10.222014	9.877847	-3.37%	0
2014*	10.000000	10.222014	2.22%	0
1121

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	10.336140	10.715904	3.67%	0
2019	9.713366	10.336140	6.41%	0
2018	10.183575	9.713366	-4.62%	0
2017	9.917866	10.183575	2.68%	0
2016	9.790549	9.917866	1.30%	0
2015	10.051171	9.790549	-2.59%	0
2014*	10.000000	10.051171	0.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	10.969106	11.142468	1.58%	0
2019	9.992078	10.969106	9.78%	0
2018	10.900118	9.992078	-8.33%	0
2017	9.838476	10.900118	10.79%	0
2016	9.579489	9.838476	2.70%	0
2015	10.190863	9.579489	-6.00%	0
2014	10.238396	10.190863	-0.46%	0
2013*	10.000000	10.238396	2.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.463271	11.841313	3.30%	0
2019	10.238342	11.463271	11.96%	0
2018	11.219732	10.238342	-8.75%	0
2017	9.873075	11.219732	13.64%	0
2016	9.501448	9.873075	3.91%	0
2015	10.182975	9.501448	-6.69%	0
2014	10.303106	10.182975	-1.17%	0
2013*	10.000000	10.303106	3.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	11.832463	12.684420	7.20%	0
2019	10.343987	11.832463	14.39%	0
2018	11.290520	10.343987	-8.38%	0
2017	10.290489	11.290520	9.72%	0
2016	9.885389	10.290489	4.10%	0
2015	10.209576	9.885389	-3.18%	0
2014*	10.000000	10.209576	2.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	12.484040	13.623545	9.13%	0
2019	10.547820	12.484040	18.36%	0
2018	11.768401	10.547820	-10.37%	0
2017	10.381115	11.768401	13.36%	0
2016	9.849396	10.381115	5.40%	0
2015	10.212900	9.849396	-3.56%	0
2014*	10.000000	10.212900	2.13%	0
1122

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	11.064746	11.668796	5.46%	0
2019	10.036124	11.064746	10.25%	0
2018	10.732775	10.036124	-6.49%	0
2017	10.114981	10.732775	6.11%	0
2016	9.849169	10.114981	2.70%	0
2015	10.141219	9.849169	-2.88%	0
2014*	10.000000	10.141219	1.41%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.363366	10.785379	4.07%	0
2019*	10.000000	10.363366	3.63%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.661010	11.989564	12.46%	0
2019*	10.000000	10.661010	6.61%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	23.514241	29.678551	26.22%	0
2019	18.587151	23.514241	26.51%	0
2018	19.799051	18.587151	-6.12%	0
2017	15.689884	19.799051	26.19%	0
2016	15.833755	15.689884	-0.91%	0
2015	15.803684	15.833755	0.19%	0
2014	14.768523	15.803684	7.01%	0
2013	11.309488	14.768523	30.59%	0
2012	10.024082	11.309488	12.82%	0
2011	10.662191	10.024082	-5.98%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	16.003221	18.427849	15.15%	0
2019	11.994625	16.003221	33.42%	0
2018	12.541798	11.994625	-4.36%	0
2017	10.158686	12.541798	23.46%	0
2016*	10.000000	10.158686	1.59%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.747363	17.47%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	13.216800	14.524124	9.89%	0
2019	10.827165	13.216800	22.07%	0
2018	12.578733	10.827165	-13.92%	0
2017	11.182137	12.578733	12.49%	0
2016	9.567900	11.182137	16.87%	0
2015	10.104688	9.567900	-5.31%	0
1123

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.758519	19.935905	-3.96%	0
2019	17.253190	20.758519	20.32%	0
2018	20.453165	17.253190	-15.65%	0
2017	18.492192	20.453165	10.60%	0
2016	16.185403	18.492192	14.25%	0
2015	17.155341	16.185403	-5.65%	0
2014	15.090176	17.155341	13.69%	0
2013	11.448161	15.090176	31.81%	0
2012	10.129106	11.448161	13.02%	0
2011	10.673457	10.129106	-5.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	16.098801	22.035311	36.88%	0
2019	12.210373	16.098801	31.85%	0
2018	13.655032	12.210373	-10.58%	0
2017	11.250164	13.655032	21.38%	0
2016	10.691374	11.250164	5.23%	0
2015	10.922482	10.691374	-2.12%	0
2014*	10.000000	10.922482	9.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	11.735286	11.988273	2.16%	0
2019	10.150797	11.735286	15.61%	0
2018	12.583850	10.150797	-19.33%	0
2017	11.875597	12.583850	5.96%	0
2016	9.705899	11.875597	22.35%	0
2015	10.630948	9.705899	-8.70%	0
2014*	10.000000	10.630948	6.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	13.435191	16.013904	19.19%	0
2019	11.006356	13.435191	22.07%	0
2018	12.969919	11.006356	-15.14%	0
2017	11.762747	12.969919	10.26%	0
2016	9.856332	11.762747	19.34%	0
2015	10.314188	9.856332	-4.44%	0
2014*	10.000000	10.314188	3.14%	0
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	15.164518	16.706579	10.17%	0
2019	12.186553	15.164518	24.44%	0
2018	13.207590	12.186553	-7.73%	0
2017	10.895930	13.207590	21.22%	0
2016*	10.000000	10.895930	8.96%	0
1124

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	13.393991	12.270649	-8.39%	0
2019	10.569045	13.393991	26.73%	0
2018	11.341086	10.569045	-6.81%	0
2017	10.997172	11.341086	3.13%	0
2016	10.560771	10.997172	4.13%	0
2015	11.522881	10.560771	-8.35%	0
2014	9.222465	11.522881	24.94%	0
2013*	10.000000	9.222465	-7.78%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	14.998289	17.221838	14.83%	0
2019	11.770811	14.998289	27.42%	0
2018	12.704934	11.770811	-7.35%	0
2017	10.759847	12.704934	18.08%	0
2016	9.917664	10.759847	8.49%	0
2015	10.091247	9.917664	-1.72%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	8.863911	8.855147	-0.10%	0
2019	8.765651	8.863911	1.12%	0
2018	8.950810	8.765651	-2.07%	0
2017	9.069437	8.950810	-1.31%	0
2016	9.107806	9.069437	-0.42%	0
2015	9.407099	9.107806	-3.18%	0
2014	9.635475	9.407099	-2.37%	0
2013	9.907712	9.635475	-2.75%	0
2012	9.851991	9.907712	0.57%	0
2011*	10.000000	9.851991	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	12.825004	14.866589	15.92%	0
2019	10.564315	12.825004	21.40%	0
2018	12.267759	10.564315	-13.89%	0
2017	11.058363	12.267759	10.94%	0
2016	9.416480	11.058363	17.44%	0
2015	10.190270	9.416480	-7.59%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	23.132022	36.069260	55.93%	0
2019	17.400533	23.132022	32.94%	0
2018	19.272487	17.400533	-9.71%	0
2017	15.554905	19.272487	23.90%	0
2016	15.095791	15.554905	3.04%	0
2015	15.592636	15.095791	-3.19%	0
2014	15.474529	15.592636	0.76%	0
2013	11.491721	15.474529	34.66%	0
2012	10.318545	11.491721	11.37%	0
2011	11.115437	10.318545	-7.17%	0
1125

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	9.374995	9.859980	5.17%	0
2019	8.372424	9.374995	11.97%	0
2018	9.246625	8.372424	-9.45%	0
2017	8.921034	9.246625	3.65%	0
2016	9.241591	8.921034	-3.47%	0
2015	10.019792	9.241591	-7.77%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	9.935337	10.154161	2.20%	0
2019	8.900938	9.935337	11.62%	0
2018	10.029161	8.900938	-11.25%	0
2017	9.354336	10.029161	7.21%	0
2016	8.815590	9.354336	6.11%	0
2015	9.794362	8.815590	-9.99%	0
2014	10.111667	9.794362	-3.14%	0
2013*	10.000000	10.111667	1.12%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	8.884892	8.840702	-0.50%	0
2019	8.883089	8.884892	0.02%	0
2018	9.737093	8.883089	-8.77%	0
2017	9.742472	9.737093	-0.06%	0
2016	8.858744	9.742472	9.98%	0
2015	9.421027	8.858744	-5.97%	0
2014	9.563317	9.421027	-1.49%	0
2013*	10.000000	9.563317	-4.37%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.616860	11.129962	4.83%	0
2019	9.779791	10.616860	8.56%	0
2018	10.648360	9.779791	-8.16%	0
2017	9.666535	10.648360	10.16%	0
2016	8.812061	9.666535	9.70%	0
2015	9.988435	8.812061	-11.78%	0
2014	10.234924	9.988435	-2.41%	0
2013	10.523696	10.234924	-2.74%	0
2012	9.435928	10.523696	11.53%	0
2011*	10.000000	9.435928	-5.64%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.249382	5.162406	-1.66%	0
2019	4.852545	5.249382	8.18%	0
2018	5.822738	4.852545	-16.66%	0
2017	5.872882	5.822738	-0.85%	0
2016	5.262107	5.872882	11.61%	0
2015	7.286709	5.262107	-27.78%	0
2014	9.216877	7.286709	-20.94%	0
2013	11.124317	9.216877	-17.15%	0
2012	10.893257	11.124317	2.12%	0
2011	12.126962	10.893257	-10.17%	0
1126

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	9.783831	9.951297	1.71%	0
2019	9.606535	9.783831	1.85%	0
2018	9.799127	9.606535	-1.97%	0
2017	9.614152	9.799127	1.92%	0
2016	9.457265	9.614152	1.66%	0
2015	9.911917	9.457265	-4.59%	0
2014	9.910983	9.911917	0.01%	0
2013*	10.000000	9.910983	-0.89%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.624353	13.071545	3.54%	0
2019	11.333986	12.624353	11.38%	0
2018	12.259920	11.333986	-7.55%	0
2017	11.494397	12.259920	6.66%	0
2016	10.449905	11.494397	10.00%	0
2015	11.017040	10.449905	-5.15%	0
2014	11.183154	11.017040	-1.49%	0
2013	12.383199	11.183154	-9.69%	0
2012	10.824304	12.383199	14.40%	0
2011	10.489501	10.824304	3.19%	0
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	9.774432	10.445916	6.87%	0
2019	9.489947	9.774432	3.00%	0
2018	10.207824	9.489947	-7.03%	0
2017	9.681480	10.207824	5.44%	0
2016	9.586767	9.681480	0.99%	0
2015	10.293521	9.586767	-6.87%	0
2014	10.371614	10.293521	-0.75%	0
2013	11.676087	10.371614	-11.17%	0
2012	11.247649	11.676087	3.81%	0
2011	10.773444	11.247649	4.40%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	13.609094	13.963364	2.60%	0
2019	12.222359	13.609094	11.35%	0
2018	12.938950	12.222359	-5.54%	0
2017	12.502913	12.938950	3.49%	0
2016	11.453691	12.502913	9.16%	0
2015	12.002025	11.453691	-4.57%	0
2014	11.967243	12.002025	0.29%	0
2013	11.661788	11.967243	2.62%	0
2012	10.512577	11.661788	10.93%	0
2011	10.481185	10.512577	0.30%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2020	10.542479	10.896071	3.35%	0
2019	10.005349	10.542479	5.37%	0
2018	10.271093	10.005349	-2.59%	0
2017*	10.000000	10.271093	2.71%	0
1127

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2020	10.283589	10.534706	2.44%	0
2019	9.901825	10.283589	3.86%	0
2018	9.992488	9.901825	-0.91%	0
2017*	10.000000	9.992488	-0.08%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	9.635507	10.358972	7.51%	0
2019	9.276470	9.635507	3.87%	0
2018	9.955659	9.276470	-6.82%	0
2017	9.253564	9.955659	7.59%	0
2016	9.255546	9.253564	-0.02%	0
2015	10.263517	9.255546	-9.82%	0
2014	10.532914	10.263517	-2.56%	0
2013	11.603935	10.532914	-9.23%	0
2012	11.351334	11.603935	2.23%	0
2011	10.776446	11.351334	5.33%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	8.777546	8.773789	-0.04%	0
2019	8.693914	8.777546	0.96%	0
2018	8.929202	8.693914	-2.64%	0
2017	9.076766	8.929202	-1.63%	0
2016	9.221963	9.076766	-1.57%	0
2015	9.472720	9.221963	-2.65%	0
2014	9.678185	9.472720	-2.12%	0
2013	9.985296	9.678185	-3.08%	0
2012	9.720090	9.985296	2.73%	0
2011*	10.000000	9.720090	-2.80%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.183138	10.736893	5.44%	0
2019	9.683262	10.183138	5.16%	0
2018	10.032609	9.683262	-3.48%	0
2017	9.851549	10.032609	1.84%	0
2016	9.884384	9.851549	-0.33%	0
2015	10.140324	9.884384	-2.52%	0
2014	10.020203	10.140324	1.20%	0
2013	10.530350	10.020203	-4.84%	0
2012	9.899591	10.530350	6.37%	0
2011*	10.000000	9.899591	-1.00%	0
1128

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	13.348691	13.224618	-0.93%	0
2019	12.022867	13.348691	11.03%	0
2018	12.888796	12.022867	-6.72%	0
2017	12.395792	12.888796	3.98%	0
2016	11.213098	12.395792	10.55%	0
2015	12.052557	11.213098	-6.96%	0
2014	12.442977	12.052557	-3.14%	0
2013	11.455606	12.442977	8.62%	0
2012	10.192770	11.455606	12.39%	0
2011	10.708435	10.192770	-4.82%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	10.082984	13.277995	31.69%	0
2019	8.217189	10.082984	22.71%	0
2018	10.392311	8.217189	-20.93%	0
2017	8.049548	10.392311	29.10%	0
2016	8.232323	8.049548	-2.22%	0
2015	9.351125	8.232323	-11.96%	0
2014	9.778950	9.351125	-4.37%	0
2013	8.754969	9.778950	11.70%	0
2012	7.804536	8.754969	12.18%	0
2011	11.003966	7.804536	-29.08%	0
ProFunds - ProFund VP Banks - Q/NQ
2020	18.655220	15.365800	-17.63%	0
2019	14.075090	18.655220	32.54%	0
2018	17.649280	14.075090	-20.25%	0
2017	15.405039	17.649280	14.57%	0
2016	12.866921	15.405039	19.73%	0
2015	13.302035	12.866921	-3.27%	0
2014	12.404987	13.302035	7.23%	0
2013	9.567735	12.404987	29.65%	0
2012	7.382805	9.567735	29.59%	0
2011*	10.000000	7.382805	-26.17%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	9.625159	10.892314	13.17%	0
2019	8.416306	9.625159	14.36%	0
2018	10.522979	8.416306	-20.02%	0
2017	8.808490	10.522979	19.46%	0
2016	7.651369	8.808490	15.12%	0
2015	9.149899	7.651369	-16.38%	0
2014	9.262247	9.149899	-1.21%	0
2013	8.050111	9.262247	15.06%	0
2012	7.638640	8.050111	5.39%	0
2011*	10.000000	7.638640	-23.61%	0
1129

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2020	1.781515	1.287373	-27.74%	0
2019	2.379910	1.781515	-25.14%	0
2018	2.354657	2.379910	1.07%	0
2017	2.954374	2.354657	-20.30%	0
2016	3.497370	2.954374	-15.53%	0
2015	3.786417	3.497370	-7.63%	0
2014	4.545147	3.786417	-16.69%	0
2013	6.369855	4.545147	-28.65%	0
2012	7.862117	6.369855	-18.98%	0
2011	8.881299	7.862117	-11.48%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	26.232569	29.403778	12.09%	0
2019	23.186532	26.232569	13.14%	0
2018	25.598342	23.186532	-9.42%	0
2017	21.500311	25.598342	19.06%	0
2016	26.182050	21.500311	-17.88%	0
2015	26.089177	26.182050	0.36%	0
2014	20.700433	26.089177	26.03%	0
2013	12.651316	20.700433	63.62%	0
2012	9.255462	12.651316	36.69%	0
2011*	10.000000	9.255462	-7.45%	0
ProFunds - ProFund VP Bull - Q/NQ
2020	20.535820	23.149384	12.73%	0
2019	16.401243	20.535820	25.21%	0
2018	17.991231	16.401243	-8.84%	0
2017	15.516168	17.991231	15.95%	0
2016	14.563166	15.516168	6.54%	0
2015	15.059400	14.563166	-3.30%	0
2014	13.906316	15.059400	8.29%	0
2013	11.031511	13.906316	26.06%	0
2012	9.970989	11.031511	10.64%	0
2011	10.262815	9.970989	-2.84%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	16.303287	20.757237	27.32%	0
2019	13.259499	16.303287	22.96%	0
2018	16.022681	13.259499	-17.25%	0
2017	14.333400	16.022681	11.79%	0
2016	14.247855	14.333400	0.60%	0
2015	14.079631	14.247855	1.19%	0
2014	13.147948	14.079631	7.09%	0
2013	10.535840	13.147948	24.79%	0
2012	9.783213	10.535840	7.69%	0
2011*	10.000000	9.783213	-2.17%	0
1130

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	23.528686	29.337882	24.69%	0
2019	19.431170	23.528686	21.09%	0
2018	19.882151	19.431170	-2.27%	0
2017	17.288175	19.882151	15.00%	0
2016	17.079073	17.288175	1.22%	0
2015	16.792629	17.079073	1.71%	0
2014	15.370019	16.792629	9.26%	0
2013	11.311033	15.370019	35.89%	0
2012	9.536067	11.311033	18.61%	0
2011*	10.000000	9.536067	-4.64%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	8.360016	10.292091	23.11%	0
2019	6.926628	8.360016	20.69%	0
2018	8.416172	6.926628	-17.70%	0
2017	6.500253	8.416172	29.47%	0
2016	6.026837	6.500253	7.86%	0
2015	7.507348	6.026837	-19.72%	0
2014	8.001379	7.507348	-6.17%	0
2013	8.801508	8.001379	-9.09%	0
2012	8.501790	8.801508	3.53%	0
2011	10.898326	8.501790	-21.99%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	11.101529	9.789209	-11.82%	0
2019	9.701505	11.101529	14.43%	0
2018	11.631277	9.701505	-16.59%	0
2017	10.000213	11.631277	16.31%	0
2016	9.547234	10.000213	4.74%	0
2015	11.027020	9.547234	-13.42%	0
2014	12.425086	11.027020	-11.25%	0
2013	10.514579	12.425086	18.17%	0
2012	9.283075	10.514579	13.27%	0
2011	10.486844	9.283075	-11.48%	0
ProFunds - ProFund VP Financials - Q/NQ
2020	18.933808	18.068483	-4.57%	0
2019	14.960501	18.933808	26.56%	0
2018	17.195371	14.960501	-13.00%	0
2017	14.974439	17.195371	14.83%	0
2016	13.364999	14.974439	12.04%	0
2015	13.965840	13.364999	-4.30%	0
2014	12.730994	13.965840	9.70%	0
2013	9.921652	12.730994	28.32%	0
2012	8.188273	9.921652	21.17%	0
2011*	10.000000	8.188273	-18.12%	0
1131

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2020	23.243989	25.841563	11.18%	0
2019	20.043294	23.243989	15.97%	0
2018	19.758272	20.043294	1.44%	0
2017	16.818153	19.758272	17.48%	0
2016	18.041482	16.818153	-6.78%	0
2015	17.682532	18.041482	2.03%	0
2014	14.713984	17.682532	20.18%	0
2013	10.836841	14.713984	35.78%	0
2012	9.501630	10.836841	14.05%	0
2011*	10.000000	9.501630	-4.98%	0
ProFunds - ProFund VP Industrials - Q/NQ
2020	18.321777	20.782909	13.43%	0
2019	14.452263	18.321777	26.77%	0
2018	17.056139	14.452263	-15.27%	0
2017	14.342462	17.056139	18.92%	0
2016	12.558443	14.342462	14.21%	0
2015	13.384709	12.558443	-6.17%	0
2014	13.049602	13.384709	2.57%	0
2013	9.720214	13.049602	34.25%	0
2012	8.640767	9.720214	12.49%	0
2011*	10.000000	8.640767	-13.59%	0
ProFunds - ProFund VP International - Q/NQ
2020	10.568456	10.770090	1.91%	0
2019	9.120838	10.568456	15.87%	0
2018	11.146696	9.120838	-18.17%	0
2017	9.419517	11.146696	18.34%	0
2016	9.785652	9.419517	-3.74%	0
2015	10.440620	9.785652	-6.27%	0
2014	11.695287	10.440620	-10.73%	0
2013	10.074465	11.695287	16.09%	0
2012	8.945348	10.074465	12.62%	0
2011	10.748808	8.945348	-16.78%	0
ProFunds - ProFund VP Internet - Q/NQ
2020	26.114195	38.264456	46.53%	0
2019	22.773423	26.114195	14.67%	0
2018	22.343064	22.773423	1.93%	0
2017	16.902682	22.343064	32.19%	0
2016	16.485602	16.902682	2.53%	0
2015	14.099484	16.485602	16.92%	0
2014	14.352202	14.099484	-1.76%	0
2013	9.737599	14.352202	47.39%	0
2012	8.369679	9.737599	16.34%	0
2011*	10.000000	8.369679	-16.30%	0
1132

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2020	13.923717	15.682330	12.63%	0
2019	11.943643	13.923717	16.58%	0
2018	13.915264	11.943643	-14.17%	0
2017	12.091207	13.915264	15.09%	0
2016	12.393700	12.091207	-2.44%	0
2015	12.056875	12.393700	2.79%	0
2014	12.022712	12.056875	0.28%	0
2013	8.348285	12.022712	44.01%	0
2012	6.989666	8.348285	19.44%	0
2011	8.831859	6.989666	-20.86%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	30.125350	42.604474	41.42%	0
2019	22.683497	30.125350	32.81%	0
2018	23.797830	22.683497	-4.68%	0
2017	18.787519	23.797830	26.67%	0
2016	18.371503	18.787519	2.26%	0
2015	17.598506	18.371503	4.39%	0
2014	15.481822	17.598506	13.67%	0
2013	11.868035	15.481822	30.45%	0
2012	10.510819	11.868035	12.91%	0
2011	10.663290	10.510819	-1.43%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	7.836947	4.989471	-36.33%	0
2019	7.433734	7.836947	5.42%	0
2018	9.593289	7.433734	-22.51%	0
2017	10.197622	9.593289	-5.93%	0
2016	8.451940	10.197622	20.65%	0
2015	11.353907	8.451940	-25.56%	0
2014	13.112253	11.353907	-13.41%	0
2013	10.878267	13.112253	20.54%	0
2012	10.882863	10.878267	-0.04%	0
2011	10.955391	10.882863	-0.66%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	17.023973	18.608365	9.31%	0
2019	15.365973	17.023973	10.79%	0
2018	16.864924	15.365973	-8.89%	0
2017	15.729132	16.864924	7.22%	0
2016	16.817253	15.729132	-6.47%	0
2015	16.574234	16.817253	1.47%	0
2014	14.293180	16.574234	15.96%	0
2013	11.177230	14.293180	27.88%	0
2012	10.286444	11.177230	8.66%	0
2011*	10.000000	10.286444	2.86%	0
1133

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	3.652721	4.404174	20.57%	0
2019	2.575561	3.652721	41.82%	0
2018	3.064335	2.575561	-15.95%	0
2017	2.995834	3.064335	2.29%	0
2016	1.978870	2.995834	51.39%	0
2015	3.033711	1.978870	-34.77%	0
2014	4.101827	3.033711	-26.04%	0
2013	6.804230	4.101827	-39.72%	0
2012	8.196769	6.804230	-16.99%	0
2011*	10.000000	8.196769	-18.03%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2020	14.628772	13.317366	-8.96%	0
2019	11.879142	14.628772	23.15%	0
2018	12.968537	11.879142	-8.40%	0
2017	12.353441	12.968537	4.98%	0
2016	12.026249	12.353441	2.72%	0
2015	12.339049	12.026249	-2.54%	0
2014	10.159253	12.339049	21.46%	0
2013	10.447706	10.159253	-2.76%	0
2012	9.178615	10.447706	13.83%	0
2011*	10.000000	9.178615	-8.21%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.244336	1.598180	-28.79%	0
2019	2.797372	2.244336	-19.77%	0
2018	2.764835	2.797372	1.18%	0
2017	3.230336	2.764835	-14.41%	0
2016	3.505841	3.230336	-7.86%	0
2015	3.666899	3.505841	-4.39%	0
2014	5.412279	3.666899	-32.25%	0
2013	4.782917	5.412279	13.16%	0
2012	5.290588	4.782917	-9.60%	0
2011	8.713277	5.290588	-39.28%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	26.912929	37.873306	40.73%	0
2019	18.495845	26.912929	45.51%	0
2018	21.212212	18.495845	-12.81%	0
2017	16.105829	21.212212	31.71%	0
2016	12.980248	16.105829	24.08%	0
2015	13.756672	12.980248	-5.64%	0
2014	10.525569	13.756672	30.70%	0
2013	8.116959	10.525569	29.67%	0
2012	8.719327	8.116959	-6.91%	0
2011*	10.000000	8.719327	-12.81%	0
1134

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	3.551980	2.354798	-33.70%	0
2019	4.627729	3.551980	-23.25%	0
2018	4.231569	4.627729	9.36%	0
2017	6.036067	4.231569	-29.90%	0
2016	7.417377	6.036067	-18.62%	0
2015	6.846263	7.417377	8.34%	0
2014	7.259738	6.846263	-5.70%	0
2013	7.489930	7.259738	-3.07%	0
2012	8.866944	7.489930	-15.53%	0
2011	8.247074	8.866944	7.52%	0
ProFunds - ProFund VP Short International - Q/NQ
2020	2.945815	2.376883	-19.31%	0
2019	3.671833	2.945815	-19.77%	0
2018	3.273528	3.671833	12.17%	0
2017	4.245424	3.273528	-22.89%	0
2016	4.643482	4.245424	-8.57%	0
2015	4.967577	4.643482	-6.52%	0
2014	4.974046	4.967577	-0.13%	0
2013	6.481713	4.974046	-23.26%	0
2012	8.356893	6.481713	-22.44%	0
2011	8.448979	8.356893	-1.09%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.118099	0.621561	-44.41%	0
2019	1.599725	1.118099	-30.11%	0
2018	1.695883	1.599725	-5.67%	0
2017	2.335066	1.695883	-27.37%	0
2016	2.672229	2.335066	-12.62%	0
2015	3.163282	2.672229	-15.52%	0
2014	4.038983	3.163282	-21.68%	0
2013	5.889262	4.038983	-31.42%	0
2012	7.465902	5.889262	-21.12%	0
2011	8.583666	7.465902	-13.02%	0
ProFunds - ProFund VP Technology - Q/NQ
2020	26.209194	36.871531	40.68%	0
2019	18.581764	26.209194	41.05%	0
2018	19.579526	18.581764	-5.10%	0
2017	14.906956	19.579526	31.34%	0
2016	13.657237	14.906956	9.15%	0
2015	13.728059	13.657237	-0.52%	0
2014	11.963425	13.728059	14.75%	0
2013	9.836224	11.963425	21.63%	0
2012	9.179248	9.836224	7.16%	0
2011*	10.000000	9.179248	-8.21%	0
1135

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	11.559387	11.583761	0.21%	0
2019	10.367324	11.559387	11.50%	0
2018	12.572353	10.367324	-17.54%	0
2017	13.220904	12.572353	-4.91%	0
2016	11.185173	13.220904	18.20%	0
2015	11.340688	11.185173	-1.37%	0
2014	11.607757	11.340688	-2.30%	0
2013	10.661491	11.607757	8.88%	0
2012	9.419072	10.661491	13.19%	0
2011*	10.000000	9.419072	-5.81%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	14.795067	17.347246	17.25%	0
2019	12.881870	14.795067	14.85%	0
2018	14.022303	12.881870	-8.13%	0
2017	13.181953	14.022303	6.38%	0
2016	13.609461	13.181953	-3.14%	0
2015	14.846142	13.609461	-8.33%	0
2014	11.204136	14.846142	32.51%	0
2013	14.257668	11.204136	-21.42%	0
2012	14.535621	14.257668	-1.91%	0
2011	10.424867	14.535621	39.43%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	94.137456	170.387011	81.00%	0
2019	53.932125	94.137456	74.55%	0
2018	61.442582	53.932125	-12.22%	0
2017	37.567192	61.442582	63.55%	0
2016	35.596593	37.567192	5.54%	0
2015	32.253139	35.596593	10.37%	0
2014	24.439728	32.253139	31.97%	0
2013	14.050067	24.439728	73.95%	0
2012	10.813122	14.050067	29.94%	0
2011	11.264243	10.813122	-4.00%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.132758	0.036804	-72.28%	0
2019	0.276091	0.132758	-51.92%	0
2018	0.321508	0.276091	-14.13%	0
2017	0.601015	0.321508	-46.51%	0
2016	0.775310	0.601015	-22.48%	0
2015	1.082255	0.775310	-28.36%	0
2014	1.734020	1.082255	-37.59%	0
2013	3.475078	1.734020	-50.10%	0
2012	5.522764	3.475078	-37.08%	0
2011	7.304407	5.522764	-24.39%	0
1136

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2020	18.276160	17.329026	-5.18%	0
2019	15.310078	18.276160	19.37%	0
2018	15.319909	15.310078	-0.06%	0
2017	14.251703	15.319909	7.50%	0
2016	12.746695	14.251703	11.81%	0
2015	14.018200	12.746695	-9.07%	0
2014	11.462277	14.018200	22.30%	0
2013	10.412318	11.462277	10.08%	0
2012	10.703422	10.412318	-2.72%	0
2011*	10.000000	10.703422	7.03%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2020	6.009946	5.344384	-11.07%	0
2019	4.818179	6.009946	24.73%	0
2018	6.138450	4.818179	-21.51%	0
2017	5.616770	6.138450	9.29%	0
2016	4.542968	5.616770	23.64%	0
2015	4.915190	4.542968	-7.57%	0
2014	4.892137	4.915190	0.47%	0
2013	3.898002	4.892137	25.50%	0
2012	3.230309	3.898002	20.67%	0
2011	4.275452	3.230309	-24.45%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	12.495466	14.537159	16.34%	0
2019	10.591849	12.495466	17.97%	0
2018	13.209063	10.591849	-19.81%	0
2017	11.195479	13.209063	17.99%	0
2016	8.805427	11.195479	27.14%	0
2015	10.959808	8.805427	-19.66%	0
2014	11.490145	10.959808	-4.62%	0
2013	11.681340	11.490145	-1.64%	0
2012	10.860235	11.681340	7.56%	0
2011	13.380862	10.860235	-18.84%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	30.554122	36.010065	17.86%	0
2019	25.226958	30.554122	21.12%	0
2018	28.680567	25.226958	-12.04%	0
2017	22.805436	28.680567	25.76%	0
2016	29.217557	22.805436	-21.95%	0
2015	27.725632	29.217557	5.38%	0
2014	21.506743	27.725632	28.92%	0
2013	14.355816	21.506743	49.81%	0
2012	10.867383	14.355816	32.10%	0
2011	10.114251	10.867383	7.45%	0
1137

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	2.318962	1.740853	-24.93%	0
2019	2.071107	2.318962	11.97%	0
2018	2.512183	2.071107	-17.56%	0
2017	2.475988	2.512183	1.46%	0
2016	2.308312	2.475988	7.26%	0
2015	3.589466	2.308312	-35.69%	0
2014	5.599287	3.589466	-35.89%	0
2013	5.954796	5.599287	-5.97%	0
2012	6.217485	5.954796	-4.23%	0
2011	6.854948	6.217485	-9.30%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	20.309980	21.225757	4.51%	0
2019	17.089558	20.309980	18.84%	0
2018	20.021214	17.089558	-14.64%	0
2017	18.476699	20.021214	8.36%	0
2016	18.039903	18.476699	2.42%	0
2015	17.481302	18.039903	3.20%	0
2014	15.976693	17.481302	9.42%	0
2013	12.822569	15.976693	24.60%	0
2012	12.104528	12.822569	5.93%	0
2011	10.951488	12.104528	10.53%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	31.116421	30.752152	-1.17%	0
2019	21.719313	31.116421	43.27%	0
2018	26.070288	21.719313	-16.69%	0
2017	16.926804	26.070288	54.02%	0
2016	13.327283	16.926804	27.01%	0
2015	14.322371	13.327283	-6.95%	0
2014	12.621697	14.322371	13.47%	0
2013	7.985025	12.621697	58.07%	0
2012	7.016754	7.985025	13.80%	0
2011	6.620479	7.016754	5.99%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	20.662976	31.309357	51.52%	0
2019	13.352860	20.662976	54.75%	0
2018	15.747965	13.352860	-15.21%	0
2017	12.367021	15.747965	27.34%	0
2016	10.237060	12.367021	20.81%	0
2015	10.320307	10.237060	-0.81%	0
2014	8.585065	10.320307	20.21%	0
2013	6.543176	8.585065	31.21%	0
2012	6.665634	6.543176	-1.84%	0
2011	8.215489	6.665634	-18.87%	0
1138

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2020	5.429972	3.472123	-36.06%	0
2019	5.232751	5.429972	3.77%	0
2018	7.229860	5.232751	-27.62%	0
2017	7.938717	7.229860	-8.93%	0
2016	6.219977	7.938717	27.63%	0
2015	9.176389	6.219977	-32.22%	0
2014	11.607899	9.176389	-20.95%	0
2013	9.677285	11.607899	19.95%	0
2012	9.728163	9.677285	-0.52%	0
2011	10.635025	9.728163	-8.53%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	2.436745	1.483344	-39.13%	0
2019	2.509782	2.436745	-2.91%	0
2018	4.754441	2.509782	-47.21%	0
2017	6.015010	4.754441	-20.96%	0
2016	5.027190	6.015010	19.65%	0
2015	7.576808	5.027190	-33.65%	0
2014	11.038090	7.576808	-31.36%	0
2013	9.170988	11.038090	20.36%	0
2012	9.402799	9.170988	-2.47%	0
2011	10.669816	9.402799	-11.87%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	5.727488	5.577363	-2.62%	0
2019	4.590468	5.727488	24.77%	0
2018	5.832832	4.590468	-21.30%	0
2017	4.668187	5.832832	24.95%	0
2016	5.088664	4.668187	-8.26%	0
2015	5.643610	5.088664	-9.83%	0
2014	6.638501	5.643610	-14.99%	0
2013	5.515386	6.638501	20.36%	0
2012	4.666727	5.515386	18.19%	0
2011	5.660330	4.666727	-17.55%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	8.920834	8.657191	-2.96%	0
2019	7.169556	8.920834	24.43%	0
2018	8.414323	7.169556	-14.79%	0
2017	7.493358	8.414323	12.29%	0
2016	6.658711	7.493358	12.53%	0
2015	7.138655	6.658711	-6.72%	0
2014	6.526986	7.138655	9.37%	0
2013	5.267037	6.526986	23.92%	0
2012	4.419403	5.267037	19.18%	0
2011	5.346862	4.419403	-17.35%	0
1139

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	14.847203	17.590539	18.48%	0
2019	13.088560	14.847203	13.44%	0
2018	14.232468	13.088560	-8.04%	0
2017	13.362053	14.232468	6.51%	0
2016	13.799717	13.362053	-3.17%	0
2015	14.967315	13.799717	-7.80%	0
2014	11.440937	14.967315	30.82%	0
2013	14.406063	11.440937	-20.58%	0
2012	14.397155	14.406063	0.06%	0
2011	10.473523	14.397155	37.46%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	22.846457	26.341539	15.30%	0
2019	19.186813	22.846457	19.07%	0
2018	19.509632	19.186813	-1.65%	0
2017	16.343976	19.509632	19.37%	0
2016	18.628572	16.343976	-12.26%	0
2015	18.344145	18.628572	1.55%	0
2014	15.151808	18.344145	21.07%	0
2013	10.997431	15.151808	37.78%	0
2012	9.662279	10.997431	13.82%	0
2011	9.499794	9.662279	1.71%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	11.510871	11.130455	-3.30%	0
2019	10.408321	11.510871	10.59%	0
2018	10.808949	10.408321	-3.71%	0
2017	10.410330	10.808949	3.83%	0
2016	9.599546	10.410330	8.45%	0
2015	9.951814	9.599546	-3.54%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2020	25.542576	39.756779	55.65%	0
2019	20.955543	25.542576	21.89%	0
2018	22.287509	20.955543	-5.98%	0
2017	17.123704	22.287509	30.16%	0
2016	16.875390	17.123704	1.47%	0
2015	16.030506	16.875390	5.27%	0
2014	16.184211	16.030506	-0.95%	0
2013	11.015454	16.184211	46.92%	0
2012	9.502830	11.015454	15.92%	0
2011	11.105245	9.502830	-14.43%	0
1140

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.233902	0.123234	-47.31%	0
2019	0.376777	0.233902	-37.92%	0
2018	0.382397	0.376777	-1.47%	0
2017	0.644748	0.382397	-40.69%	0
2016	0.943302	0.644748	-31.65%	0
2015	1.055802	0.943302	-10.66%	0
2014	1.389164	1.055802	-24.00%	0
2013	2.548418	1.389164	-45.49%	0
2012	3.383171	2.548418	-24.67%	0
2011	4.775040	3.383171	-29.15%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.121413	1.626273	-23.34%	0
2019	2.518411	2.121413	-15.76%	0
2018	2.498036	2.518411	0.82%	0
2017	2.821915	2.498036	-11.48%	0
2016	2.992480	2.821915	-5.70%	0
2015	3.118219	2.992480	-4.03%	0
2014	4.274661	3.118219	-27.05%	0
2013	3.817440	4.274661	11.98%	0
2012	4.189279	3.817440	-8.88%	0
2011	6.198924	4.189279	-32.42%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.270921	0.927333	-27.03%	0
2019	1.641628	1.270921	-22.58%	0
2018	1.523853	1.641628	7.73%	0
2017	1.814210	1.523853	-16.00%	0
2016	2.309087	1.814210	-21.43%	0
2015	2.403871	2.309087	-3.94%	0
2014	2.797808	2.403871	-14.08%	0
2013	3.976224	2.797808	-29.64%	0
2012	5.013811	3.976224	-20.69%	0
2011	5.568968	5.013811	-9.97%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.741436	0.446576	-39.77%	0
2019	1.060182	0.741436	-30.07%	0
2018	1.122509	1.060182	-5.55%	0
2017	1.533510	1.122509	-26.80%	0
2016	1.743716	1.533510	-12.06%	0
2015	2.060051	1.743716	-15.36%	0
2014	2.606027	2.060051	-20.95%	0
2013	3.780987	2.606027	-31.08%	0
2012	4.784352	3.780987	-20.97%	0
2011	5.476163	4.784352	-12.63%	0
1141

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	1.238080	0.832208	-32.78%	0
2019	1.605397	1.238080	-22.88%	0
2018	1.487183	1.605397	7.95%	0
2017	1.769351	1.487183	-15.95%	0
2016	2.284457	1.769351	-22.55%	0
2015	2.349099	2.284457	-2.75%	0
2014	2.652742	2.349099	-11.45%	0
2013	3.948783	2.652742	-32.82%	0
2012	4.966699	3.948783	-20.49%	0
2011	5.533310	4.966699	-10.24%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.499602	1.092257	-27.16%	0
2019	2.002408	1.499602	-25.11%	0
2018	1.982828	2.002408	0.99%	0
2017	2.469296	1.982828	-19.70%	0
2016	2.888363	2.469296	-14.51%	0
2015	3.111062	2.888363	-7.16%	0
2014	3.743454	3.111062	-16.89%	0
2013	5.243846	3.743454	-28.61%	0
2012	6.502296	5.243846	-19.35%	0
2011	7.358009	6.502296	-11.63%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	13.358832	18.230037	36.46%	0
2019	9.890551	13.358832	35.07%	0
2018	13.215343	9.890551	-25.16%	0
2017	9.049593	13.215343	46.03%	0
2016	8.555819	9.049593	5.77%	0
2015	7.863483	8.555819	8.80%	0
2014	9.568824	7.863483	-17.82%	0
2013	6.313718	9.568824	51.56%	0
2012	5.411468	6.313718	16.67%	0
2011	7.839476	5.411468	-30.97%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	17.826880	20.958058	17.56%	0
2019	14.193747	17.826880	25.60%	0
2018	16.880892	14.193747	-15.92%	0
2017	14.465396	16.880892	16.70%	0
2016	13.588837	14.465396	6.45%	0
2015	13.945173	13.588837	-2.56%	0
2014	13.354529	13.945173	4.42%	0
2013	9.652368	13.354529	38.35%	0
2012	8.190008	9.652368	17.86%	0
2011	8.228079	8.190008	-0.46%	0
1142

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	22.043303	23.704015	7.53%	0
2019	16.670406	22.043303	32.23%	0
2018	21.292990	16.670406	-21.71%	0
2017	17.898240	21.292990	18.97%	0
2016	14.209515	17.898240	25.96%	0
2015	15.478102	14.209515	-8.20%	0
2014	14.233483	15.478102	8.74%	0
2013	9.751888	14.233483	45.96%	0
2012	8.074217	9.751888	20.78%	0
2011	8.993584	8.074217	-10.22%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	83.336874	151.296761	81.55%	0
2019	47.522791	83.336874	75.36%	0
2018	53.947667	47.522791	-11.91%	0
2017	32.759364	53.947667	64.68%	0
2016	30.764869	32.759364	6.48%	0
2015	27.626347	30.764869	11.36%	0
2014	20.820913	27.626347	32.69%	0
2013	11.891721	20.820913	75.09%	0
2012	9.126691	11.891721	30.30%	0
2011	9.457816	9.126691	-3.50%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	32.663262	46.000814	40.83%	0
2019	24.565775	32.663262	32.96%	0
2018	25.756552	24.565775	-4.62%	0
2017	20.217577	25.756552	27.40%	0
2016	19.634538	20.217577	2.97%	0
2015	18.671711	19.634538	5.16%	0
2014	16.364312	18.671711	14.10%	0
2013	12.512295	16.364312	30.79%	0
2012	11.030264	12.512295	13.44%	0
2011	11.112084	11.030264	-0.74%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2020	22.454861	26.184520	16.61%	0
2019	15.935620	22.454861	40.91%	0
2018	18.294315	15.935620	-12.89%	0
2017	14.288175	18.294315	28.04%	0
2016	12.708073	14.288175	12.43%	0
2015	13.175567	12.708073	-3.55%	0
2014	11.436324	13.175567	15.21%	0
2013	7.900850	11.436324	44.75%	0
2012	6.653080	7.900850	18.75%	0
2011	6.928776	6.653080	-3.98%	0
1143

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	5.513347	7.193717	30.48%	0
2019	3.728649	5.513347	47.86%	0
2018	4.603159	3.728649	-19.00%	0
2017	4.424386	4.603159	4.04%	0
2016	2.751177	4.424386	60.82%	0
2015	4.067387	2.751177	-32.36%	0
2014	5.065685	4.067387	-19.71%	0
2013	9.675018	5.065685	-47.64%	0
2012	10.385142	9.675018	-6.84%	0
2011	14.094249	10.385142	-26.32%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	10.719776	9.808207	-8.50%	0
2019	8.867536	10.719776	20.89%	0
2018	9.851382	8.867536	-9.99%	0
2017	9.506861	9.851382	3.62%	0
2016	8.883042	9.506861	7.02%	0
2015	9.380468	8.883042	-5.30%	0
2014	7.979201	9.380468	17.56%	0
2013	7.901647	7.979201	0.98%	0
2012	6.873101	7.901647	14.96%	0
2011	6.917621	6.873101	-0.64%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	17.923881	25.018279	39.58%	0
2019	14.821823	17.923881	20.93%	0
2018	15.768585	14.821823	-6.00%	0
2017	14.385356	15.768585	9.62%	0
2016	14.761808	14.385356	-2.55%	0
2015	15.399320	14.761808	-4.14%	0
2014	14.588357	15.399320	5.56%	0
2013	11.057641	14.588357	31.93%	0
2012	9.747889	11.057641	13.44%	0
2011	9.528356	9.747889	2.30%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	16.312888	19.024200	16.62%	0
2019	12.404415	16.312888	31.51%	0
2018	15.877764	12.404415	-21.88%	0
2017	13.616788	15.877764	16.60%	0
2016	10.746472	13.616788	26.71%	0
2015	12.166103	10.746472	-11.67%	0
2014	12.008186	12.166103	1.32%	0
2013	7.795093	12.008186	54.05%	0
2012	6.571724	7.795093	18.62%	0
2011	7.702912	6.571724	-14.69%	0
1144

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	25.950537	29.773672	14.73%	0
2019	16.436223	25.950537	57.89%	0
2018	20.003042	16.436223	-17.83%	0
2017	14.347732	20.003042	39.42%	0
2016	12.264855	14.347732	16.98%	0
2015	12.837725	12.264855	-4.46%	0
2014	10.600719	12.837725	21.10%	0
2013	6.467445	10.600719	63.91%	0
2012	5.145405	6.467445	25.69%	0
2011	5.513843	5.145405	-6.68%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	22.159054	27.410192	23.70%	0
2019	18.016616	22.159054	22.99%	0
2018	19.655640	18.016616	-8.34%	0
2017	16.262947	19.655640	20.86%	0
2016	16.318173	16.262947	-0.34%	0
2015	16.617390	16.318173	-1.80%	0
2014	15.215144	16.617390	9.22%	0
2013	11.082205	15.215144	37.29%	0
2012	10.068012	11.082205	10.07%	0
2011	10.476787	10.068012	-3.90%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	15.792202	13.721409	-13.11%	0
2019	13.186727	15.792202	19.76%	0
2018	15.661498	13.186727	-15.80%	0
2017	13.912511	15.661498	12.57%	0
2016	12.197395	13.912511	14.06%	0
2015	13.854895	12.197395	-11.96%	0
2014	12.854598	13.854895	7.78%	0
2013	9.108549	12.854598	41.13%	0
2012	7.671158	9.108549	18.74%	0
2011	8.154214	7.671158	-5.92%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	18.798672	23.827057	26.75%	0
2019	16.766324	18.798672	12.12%	0
2018	20.266462	16.766324	-17.27%	0
2017	17.563762	20.266462	15.39%	0
2016	17.602456	17.563762	-0.22%	0
2015	17.882890	17.602456	-1.57%	0
2014	18.698009	17.882890	-4.36%	0
2013	14.357423	18.698009	30.23%	0
2012	12.735102	14.357423	12.74%	0
2011	13.194784	12.735102	-3.48%	0
1145

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	14.281199	14.903137	4.35%	0
2019	12.004119	14.281199	18.97%	0
2018	15.253307	12.004119	-21.30%	0
2017	13.875096	15.253307	9.93%	0
2016	11.080092	13.875096	25.23%	0
2015	12.940695	11.080092	-14.38%	0
2014	12.481188	12.940695	3.68%	0
2013	9.460013	12.481188	31.94%	0
2012	8.324095	9.460013	13.65%	0
2011	9.227765	8.324095	-9.79%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	17.738709	19.948749	12.46%	0
2019	16.219659	17.738709	9.37%	0
2018	18.355842	16.219659	-11.64%	0
2017	16.275194	18.355842	12.78%	0
2016	14.113272	16.275194	15.32%	0
2015	14.581772	14.113272	-3.21%	0
2014	15.009705	14.581772	-2.85%	35,050
2013	10.933513	15.009705	37.28%	0
2012	10.175567	10.933513	7.45%	0
2011	10.117788	10.175567	0.57%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	11.334352	10.353846	-8.65%	0
2019	9.667703	11.334352	17.24%	0
2018	12.532036	9.667703	-22.86%	0
2017	12.934558	12.532036	-3.11%	0
2016	10.105425	12.934558	28.00%	0
2015	12.031518	10.105425	-16.01%	0
2014	12.224085	12.031518	-1.58%	0
2013	8.809464	12.224085	38.76%	0
2012	7.533198	8.809464	16.94%	0
2011	8.562458	7.533198	-12.02%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	6.200308	5.178093	-16.49%	0
2019	6.100774	6.200308	1.63%	0
2018	5.616737	6.100774	8.62%	0
2017	7.020105	5.616737	-19.99%	0
2016	6.752650	7.020105	3.96%	0
2015	6.131996	6.752650	10.12%	0
2014	5.134427	6.131996	19.43%	0
2013	5.446783	5.134427	-5.73%	0
2012	5.982854	5.446783	-8.96%	0
2011	6.431909	5.982854	-6.98%	0
1146

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2020	22.628465	32.811069	45.00%	0
2019	16.667427	22.628465	35.76%	0
2018	17.419507	16.667427	-4.32%	0
2017	13.517796	17.419507	28.86%	0
2016	12.526190	13.517796	7.92%	0
2015	12.751739	12.526190	-1.77%	0
2014	11.904917	12.751739	7.11%	0
2013	9.050609	11.904917	31.54%	0
2012	8.319733	9.050609	8.78%	0
2011	9.430991	8.319733	-11.78%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	8.362686	8.895775	6.37%	0
2019	7.603458	8.362686	9.99%	0
2018	8.265538	7.603458	-8.01%	0
2017	8.036900	8.265538	2.84%	0
2016	7.045726	8.036900	14.07%	0
2015	7.775631	7.045726	-9.39%	0
2014	7.799777	7.775631	-0.31%	0
2013	6.834900	7.799777	14.12%	0
2012	6.709832	6.834900	1.86%	0
2011	8.068408	6.709832	-16.84%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	15.288753	20.887749	36.62%	0
2019	12.873659	15.288753	18.76%	0
2018	16.577609	12.873659	-22.34%	0
2017	13.983311	16.577609	18.55%	0
2016	12.468795	13.983311	12.15%	0
2015	14.939187	12.468795	-16.54%	0
2014	12.522169	14.939187	19.30%	0
2013	8.556293	12.522169	46.35%	0
2012	7.490693	8.556293	14.23%	0
2011	8.674663	7.490693	-13.65%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	16.691587	15.383524	-7.84%	0
2019	14.436309	16.691587	15.62%	0
2018	14.320496	14.436309	0.81%	0
2017	13.276742	14.320496	7.86%	0
2016	11.745847	13.276742	13.03%	0
2015	13.051296	11.745847	-10.00%	0
2014	10.931423	13.051296	19.39%	0
2013	9.902694	10.931423	10.39%	0
2012	10.081288	9.902694	-1.77%	0
2011	8.922883	10.081288	12.98%	0
1147

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	4.201965	4.477904	6.57%	0
2019	4.545574	4.201965	-7.56%	0
2018	5.295725	4.545574	-14.17%	0
2017	4.568304	5.295725	15.92%	0
2016	5.150657	4.568304	-11.31%	0
2015	6.374585	5.150657	-19.20%	0
2014	8.403235	6.374585	-24.14%	0
2013	8.900343	8.403235	-5.59%	0
2012	9.091022	8.900343	-2.10%	0
2011	9.715089	9.091022	-6.42%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	10.122130	10.559263	4.32%	0
2019	9.813932	10.122130	3.14%	0
2018	9.434054	9.813932	4.03%	0
2017	9.467278	9.434054	-0.35%	0
2016	9.511920	9.467278	-0.47%	0
2015	9.880446	9.511920	-3.73%	0
2014	10.032425	9.880446	-1.51%	0
2013*	10.000000	10.032425	0.32%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.212134	4.874178	15.72%	0
2019	3.875682	4.212134	8.68%	0
2018	5.563315	3.875682	-30.34%	0
2017	5.824940	5.563315	-4.49%	0
2016	4.171803	5.824940	39.63%	0
2015	6.452705	4.171803	-35.35%	0
2014	8.210895	6.452705	-21.41%	0
2013	7.646328	8.210895	7.38%	0
2012	7.613441	7.646328	0.43%	0
2011*	10.000000	7.613441	-23.87%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2020	11.672554	15.721082	34.68%	0
2019	8.659483	11.672554	34.80%	0
2018	10.686820	8.659483	-18.97%	0
2017*	10.000000	10.686820	6.87%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.680893	10.215552	-4.36%	0
2019*	10.000000	10.680893	6.81%	0
1148

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	13.446098	14.249481	5.97%	0
2019	11.727231	13.446098	14.66%	0
2018	12.920254	11.727231	-9.23%	0
2017	11.519018	12.920254	12.16%	0
2016	11.369072	11.519018	1.32%	0
2015	11.571000	11.369072	-1.75%	0
2014	11.137053	11.571000	3.90%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.154736	5.922087	-27.38%	0
2019	6.981719	8.154736	16.80%	0
2018	8.883055	6.981719	-21.40%	0
2017	9.234574	8.883055	-3.81%	0
2016	6.761042	9.234574	36.59%	0
2015	11.229153	6.761042	-39.79%	0
2014	10.344400	11.229153	8.55%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	14.308301	15.162721	5.97%	0
2019	10.548302	14.308301	35.65%	0
2018	12.434824	10.548302	-15.17%	0
2017	10.257819	12.434824	21.22%	0
2016	9.793452	10.257819	4.74%	0
2015	10.231133	9.793452	-4.28%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	9.347334	9.933294	6.27%	0
2019	8.848662	9.347334	5.64%	0
2018	9.388522	8.848662	-5.75%	0
2017	9.335299	9.388522	0.57%	0
2016	9.218758	9.335299	1.26%	0
2015	9.744448	9.218758	-5.39%	0
2014	9.724929	9.744448	0.20%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	12.776177	13.856349	8.45%	0
2019	10.626304	12.776177	20.23%	0
2018	11.764871	10.626304	-9.68%	0
2017	10.065470	11.764871	16.88%	0
2016	9.142991	10.065470	10.09%	0
2015*	10.000000	9.142991	-8.57%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	12.408262	12.153521	-2.05%	0
2019	10.069642	12.408262	23.22%	0
2018	11.428754	10.069642	-11.89%	0
2017	10.833470	11.428754	5.49%	0
2016	9.269168	10.833470	16.88%	0
2015*	10.000000	9.269168	-7.31%	0
1149

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	10.559224	10.663828	0.99%	0
2019	9.255117	10.559224	14.09%	0
2018	10.288876	9.255117	-10.05%	0
2017	9.415187	10.288876	9.28%	0
2016	9.351610	9.415187	0.68%	0
2015	9.816862	9.351610	-4.74%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	14.429355	18.110142	25.51%	0
2019	11.334208	14.429355	27.31%	0
2018	13.102921	11.334208	-13.50%	0
2017	10.751762	13.102921	21.87%	0
2016	10.882285	10.751762	-1.20%	0
2015	11.221142	10.882285	-3.02%	0
2014	11.354466	11.221142	-1.17%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	11.442012	12.691641	10.92%	0
2019	9.730693	11.442012	17.59%	0
2018	10.581676	9.730693	-8.04%	0
2017	9.508094	10.581676	11.29%	0
2016	9.232564	9.508094	2.98%	0
2015	9.913290	9.232564	-6.87%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	12.543572	14.687140	17.09%	0
2019	10.981621	12.543572	14.22%	0
2018	12.251813	10.981621	-10.37%	0
2017	11.106997	12.251813	10.31%	0
2016	11.029851	11.106997	0.70%	0
2015	11.486038	11.029851	-3.97%	0
2014	11.616845	11.486038	-1.13%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.067629	12.623951	4.61%	0
2019	10.379929	12.067629	16.26%	0
2018	12.694140	10.379929	-18.23%	0
2017	11.374704	12.694140	11.60%	0
2016	10.178177	11.374704	11.76%	0
2015	10.763861	10.178177	-5.44%	0
2014*	10.000000	10.763861	7.64%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	4.550113	4.348259	-4.44%	0
2019	4.396695	4.550113	3.49%	0
2018	5.131758	4.396695	-14.32%	0
2017	5.211029	5.131758	-1.52%	0
2016	4.795320	5.211029	8.67%	0
2015	6.600366	4.795320	-27.35%	0
2014	8.199530	6.600366	-19.50%	0
1150

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.108587	10.001361	-1.06%	0
2019	9.732291	10.108587	3.87%	0
2018	10.043592	9.732291	-3.10%	0
2017	10.008812	10.043592	0.35%	0
2016	9.470306	10.008812	5.69%	0
2015*	10.000000	9.470306	-5.30%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	12.537114	13.928757	11.10%	0
2019	10.952065	12.537114	14.47%	0
2018	11.964529	10.952065	-8.46%	0
2017	10.843235	11.964529	10.34%	0
2016	10.869021	10.843235	-0.24%	0
2015	11.211978	10.869021	-3.06%	0
2014	10.952166	11.211978	2.37%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	12.515684	12.922074	3.25%	0
2019	10.151038	12.515684	23.29%	0
2018	11.443899	10.151038	-11.30%	0
2017	10.471999	11.443899	9.28%	0
2016	9.170825	10.471999	14.19%	0
2015*	10.000000	9.170825	-8.29%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	16.250545	22.628352	39.25%	0
2019	12.504458	16.250545	29.96%	0
2018	12.949477	12.504458	-3.44%	0
2017	9.901262	12.949477	30.79%	0
2016	10.150818	9.901262	-2.46%	0
2015*	10.000000	10.150818	1.51%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	10.766835	10.696903	-0.65%	0
2019	9.671351	10.766835	11.33%	0
2018	10.347448	9.671351	-6.53%	0
2017	9.976783	10.347448	3.72%	0
2016	9.008042	9.976783	10.75%	0
2015*	10.000000	9.008042	-9.92%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	10.371988	10.781173	3.95%	0
2019	9.663076	10.371988	7.34%	0
2018	10.253040	9.663076	-5.75%	0
2017	9.827674	10.253040	4.33%	0
2016	9.378778	9.827674	4.79%	0
2015	9.859764	9.378778	-4.88%	0
1151

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.569969	15.792591	8.39%	0
2019	12.531796	14.569969	16.26%	0
2018	14.301640	12.531796	-12.38%	0
2017	13.165540	14.301640	8.63%	0
2016	11.991045	13.165540	9.79%	0
2015	13.180991	11.991045	-9.03%	0
2014	13.212395	13.180991	-0.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	11.733893	11.460793	-2.33%	0
2019	10.422929	11.733893	12.58%	0
2018	11.230523	10.422929	-7.19%	0
2017	10.555737	11.230523	6.39%	0
2016	9.542951	10.555737	10.61%	0
2015	10.584885	9.542951	-9.84%	0
2014	10.430805	10.584885	1.48%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	12.889810	11.944925	-7.33%	0
2019	10.684704	12.889810	20.64%	0
2018	12.409217	10.684704	-13.90%	0
2017	11.779088	12.409217	5.35%	0
2016	10.824414	11.779088	8.82%	0
2015	11.582042	10.824414	-6.54%	0
2014	11.295472	11.582042	2.54%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.982040	8.252372	-8.12%	0
2019	9.077129	8.982040	-1.05%	0
2018	9.181557	9.077129	-1.14%	0
2017	9.285900	9.181557	-1.12%	0
2016	9.299023	9.285900	-0.14%	0
2015*	10.000000	9.299023	-7.01%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	10.554745	10.659271	0.99%	0
2019	9.720824	10.554745	8.58%	0
2018	10.477517	9.720824	-7.22%	0
2017	9.548587	10.477517	9.73%	0
2016	9.433846	9.548587	1.22%	0
2015	10.326400	9.433846	-8.64%	0
2014	10.241686	10.326400	0.83%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	8.965693	8.729982	-2.63%	0
2019	9.074753	8.965693	-1.20%	0
2018	9.230729	9.074753	-1.69%	0
2017	9.397423	9.230729	-1.77%	0
2016	9.595074	9.397423	-2.06%	0
2015	9.948045	9.595074	-3.55%	0
1152

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	5.386973	5.361076	-0.48%	0
2019	5.135457	5.386973	4.90%	0
2018	5.820705	5.135457	-11.77%	0
2017	5.519480	5.820705	5.46%	0
2016	6.675379	5.519480	-17.32%	0
2015	6.990021	6.675379	-4.50%	0
2014	6.429261	6.990021	8.72%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	9.174075	9.337484	1.78%	0
2019	8.961518	9.174075	2.37%	0
2018	10.613269	8.961518	-15.56%	0
2017	9.525650	10.613269	11.42%	0
2016	9.755523	9.525650	-2.36%	0
2015	9.932082	9.755523	-1.78%	0
2014	9.960891	9.932082	-0.29%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	6.953167	7.242870	4.17%	0
2019	6.826009	6.953167	1.86%	0
2018	7.414571	6.826009	-7.94%	0
2017	7.372327	7.414571	0.57%	0
2016	7.636643	7.372327	-3.46%	0
2015	7.729905	7.636643	-1.21%	0
2014	7.614174	7.729905	1.52%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	10.345711	10.036026	-2.99%	0
2019	9.911972	10.345711	4.38%	0
2018	10.303111	9.911972	-3.80%	0
2017	10.265424	10.303111	0.37%	0
2016	9.747329	10.265424	5.32%	0
2015	9.976136	9.747329	-2.29%	0
2014	10.045488	9.976136	-0.69%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	11.030796	11.768860	6.69%	0
2019	9.898712	11.030796	11.44%	0
2018	10.940943	9.898712	-9.53%	0
2017	10.268705	10.940943	6.55%	0
2016	9.492255	10.268705	8.18%	0
2015	10.236371	9.492255	-7.27%	0
2014	9.982925	10.236371	2.54%	0
1153

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	15.428567	19.057040	23.52%	0
2019	12.099765	15.428567	27.51%	0
2018	14.405805	12.099765	-16.01%	0
2017	10.893321	14.405805	32.24%	0
2016	11.246987	10.893321	-3.14%	0
2015	11.184144	11.246987	0.56%	0
2014	11.297800	11.184144	-1.01%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	12.509878	13.818658	10.46%	0
2019	10.590342	12.509878	18.13%	0
2018	11.547918	10.590342	-8.29%	0
2017	10.064798	11.547918	14.74%	0
2016	10.648725	10.064798	-5.48%	0
2015	11.977962	10.648725	-11.10%	0
2014	13.034897	11.977962	-8.11%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.177556	8.788584	-4.24%	0
2019	8.008498	9.177556	14.60%	0
2018	10.139359	8.008498	-21.02%	0
2017	8.176572	10.139359	24.01%	0
2016	6.978480	8.176572	17.17%	0
2015	8.999536	6.978480	-22.46%	0
2014	9.729159	8.999536	-7.50%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	10.427744	10.835069	3.91%	0
2019	9.428854	10.427744	10.59%	0
2018	10.144552	9.428854	-7.05%	0
2017	9.644628	10.144552	5.18%	0
2016	8.618436	9.644628	11.91%	0
2015	9.460113	8.618436	-8.90%	0
2014	9.902199	9.460113	-4.46%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	11.278555	11.595079	2.81%	0
2019	10.172508	11.278555	10.87%	0
2018	11.018088	10.172508	-7.67%	0
2017	10.270638	11.018088	7.28%	0
2016	9.989836	10.270638	2.81%	0
2015	10.561905	9.989836	-5.42%	0
2014	10.444928	10.561905	1.12%	0
1154

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	11.240024	11.506069	2.37%	0
2019	10.149450	11.240024	10.75%	0
2018	11.258297	10.149450	-9.85%	0
2017	10.590321	11.258297	6.31%	0
2016	9.872329	10.590321	7.27%	0
2015	10.298781	9.872329	-4.14%	0
2014	10.319082	10.298781	-0.20%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.820091	11.300732	-4.39%	0
2019	9.529871	11.820091	24.03%	0
2018	10.667989	9.529871	-10.67%	0
2017	9.771185	10.667989	9.18%	0
2016	8.761141	9.771185	11.53%	0
2015	10.488675	8.761141	-16.47%	0
2014*	10.000000	10.488675	4.89%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	11.793303	9.740385	-17.41%	0
2019	10.298572	11.793303	14.51%	0
2018	11.567596	10.298572	-10.97%	0
2017	10.869170	11.567596	6.43%	0
2016	10.864980	10.869170	0.04%	0
2015	11.362219	10.864980	-4.38%	0
2014	10.288438	11.362219	10.44%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	11.616546	12.490350	7.52%	0
2019	10.171189	11.616546	14.21%	0
2018	11.234550	10.171189	-9.47%	0
2017	9.986549	11.234550	12.50%	0
2016	9.758440	9.986549	2.34%	0
2015	10.763149	9.758440	-9.33%	0
2014	10.878905	10.763149	-1.06%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	14.072042	20.578563	46.24%	0
2019	10.920933	14.072042	28.85%	0
2018	13.513545	10.920933	-19.19%	0
2017	11.096483	13.513545	21.78%	0
2016	11.728649	11.096483	-5.39%	0
2015	12.171159	11.728649	-3.64%	0
2014	12.719644	12.171159	-4.31%	0
1155

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	15.831434	17.198928	8.64%	0
2019	13.512695	15.831434	17.16%	0
2018	14.663149	13.512695	-7.85%	0
2017	13.053643	14.663149	12.33%	0
2016	12.345160	13.053643	5.74%	0
2015	12.602957	12.345160	-2.05%	0
2014	12.375173	12.602957	1.84%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	9.799490	9.891419	0.94%	0
2019	9.254046	9.799490	5.89%	0
2018	9.771015	9.254046	-5.29%	0
2017	9.472588	9.771015	3.15%	0
2016	8.987565	9.472588	5.40%	0
2015	9.541346	8.987565	-5.80%	0
2014	9.468705	9.541346	0.77%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	16.194467	17.335129	7.04%	0
2019	12.911347	16.194467	25.43%	0
2018	13.313433	12.911347	-3.02%	0
2017	11.386864	13.313433	16.92%	0
2016	10.537819	11.386864	8.06%	0
2015	10.763075	10.537819	-2.09%	0
2014*	10.000000	10.763075	7.63%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.762257	18.301522	9.18%	0
2019	13.940415	16.762257	20.24%	0
2018	16.104757	13.940415	-13.44%	0
2017	13.857604	16.104757	16.22%	0
2016	13.182429	13.857604	5.12%	0
2015	13.832820	13.182429	-4.70%	0
2014	13.646993	13.832820	1.36%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.214163	14.058552	6.39%	0
2019	11.725672	13.214163	12.69%	0
2018	12.894242	11.725672	-9.06%	0
2017	11.862248	12.894242	8.70%	0
2016	11.524151	11.862248	2.93%	0
2015	12.007817	11.524151	-4.03%	0
2014	11.869132	12.007817	1.17%	0
1156

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.013000	16.232544	8.12%	0
2019	12.871912	15.013000	16.63%	0
2018	14.451641	12.871912	-10.93%	0
2017	12.863957	14.451641	12.34%	0
2016	12.356019	12.863957	4.11%	0
2015	12.909768	12.356019	-4.29%	0
2014	12.711924	12.909768	1.56%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	10.879825	11.354791	4.37%	0
2019	10.134831	10.879825	7.35%	0
2018	10.729593	10.134831	-5.54%	0
2017	10.399247	10.729593	3.18%	0
2016	10.247265	10.399247	1.48%	0
2015	10.642320	10.247265	-3.71%	0
2014	10.617216	10.642320	0.24%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	10.724081	10.926831	1.89%	0
2019	9.710542	10.724081	10.44%	0
2018	10.767721	9.710542	-9.82%	0
2017	9.671607	10.767721	11.33%	0
2016	9.445041	9.671607	2.40%	0
2015	10.174105	9.445041	-7.17%	0
2014	10.256969	10.174105	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.092703	11.551836	4.14%	0
2019	9.908347	11.092703	11.95%	0
2018	10.994249	9.908347	-9.88%	0
2017	9.621435	10.994249	14.27%	0
2016	9.338048	9.621435	3.03%	0
2015	10.120470	9.338048	-7.73%	0
2014	10.328824	10.120470	-2.02%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	14.127708	15.168813	7.37%	0
2019	12.327776	14.127708	14.60%	0
2018	13.680812	12.327776	-9.89%	0
2017	12.374070	13.680812	10.56%	0
2016	11.950326	12.374070	3.55%	0
2015	12.452701	11.950326	-4.03%	0
2014	12.276790	12.452701	1.43%	0
1157

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.732464	17.131495	8.89%	0
2019	13.269097	15.732464	18.56%	0
2018	15.118765	13.269097	-12.23%	0
2017	13.199747	15.118765	14.54%	0
2016	12.646773	13.199747	4.37%	0
2015	13.237570	12.646773	-4.46%	0
2014	13.051624	13.237570	1.42%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.468721	13.189905	5.78%	0
2019	11.245934	12.468721	10.87%	0
2018	12.175729	11.245934	-7.64%	0
2017	11.422035	12.175729	6.60%	0
2016	11.108054	11.422035	2.83%	0
2015	11.574948	11.108054	-4.03%	0
2014	11.464916	11.574948	0.96%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	9.846690	10.238702	3.98%	0
2019	9.364851	9.846690	5.15%	0
2018	9.691405	9.364851	-3.37%	0
2017	9.687940	9.691405	0.04%	0
2016	9.765841	9.687940	-0.80%	0
2015	10.053640	9.765841	-2.86%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.708262	17.08%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	10.079047	10.660545	5.77%	0
2019	9.481143	10.079047	6.31%	0
2018	9.920206	9.481143	-4.43%	0
2017	9.854919	9.920206	0.66%	0
2016	9.830905	9.854919	0.24%	0
2015	10.187665	9.830905	-3.50%	0
2014	10.013896	10.187665	1.74%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	10.653598	11.708114	9.90%	0
2019	8.933270	10.653598	19.26%	0
2018	11.154073	8.933270	-19.91%	0
2017	8.125393	11.154073	37.27%	0
2016	7.775871	8.125393	4.49%	0
2015	9.543087	7.775871	-18.52%	0
2014*	10.000000	9.543087	-4.57%	0
1158

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	11.036087	11.348930	2.83%	0
2019	9.915698	11.036087	11.30%	0
2018	10.540216	9.915698	-5.93%	0
2017	10.177556	10.540216	3.56%	0
2016	9.190369	10.177556	10.74%	0
2015	9.728324	9.190369	-5.53%	0
2014*	10.000000	9.728324	-2.72%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	9.413155	9.686212	2.90%	0
2019	9.131674	9.413155	3.08%	0
2018	9.420197	9.131674	-3.06%	0
2017	9.512448	9.420197	-0.97%	0
2016	9.733635	9.512448	-2.27%	0
2015	10.045634	9.733635	-3.11%	0
2014*	10.000000	10.045634	0.46%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	7.575929	7.362093	-2.82%	0
2019	7.692720	7.575929	-1.52%	0
2018	7.842763	7.692720	-1.91%	0
2017	8.067221	7.842763	-2.78%	0
2016	8.315865	8.067221	-2.99%	0
2015	8.573053	8.315865	-3.00%	0
2014	8.838201	8.573053	-3.00%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	10.921772	11.392289	4.31%	0
2019	9.246594	10.921772	18.12%	0
2018	11.061921	9.246594	-16.41%	0
2017	9.130672	11.061921	21.15%	0
2016	9.326203	9.130672	-2.10%	0
2015	9.707865	9.326203	-3.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	12.716944	13.916441	9.43%	0
2019	10.595628	12.716944	20.02%	0
2018	11.986716	10.595628	-11.61%	0
2017	10.433425	11.986716	14.89%	0
2016	9.824957	10.433425	6.19%	0
2015	10.230971	9.824957	-3.97%	0
2014*	10.000000	10.230971	2.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	11.264599	11.954505	6.12%	0
2019	10.068333	11.264599	11.88%	0
2018	10.910645	10.068333	-7.72%	0
2017	10.120571	10.910645	7.81%	0
2016	9.814126	10.120571	3.12%	0
2015	10.135272	9.814126	-3.17%	0
2014*	10.000000	10.135272	1.35%	0
1159

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	12.102753	13.103751	8.27%	0
2019	10.402665	12.102753	16.34%	0
2018	11.468377	10.402665	-9.29%	0
2017	10.297107	11.468377	11.37%	0
2016	9.852156	10.297107	4.52%	0
2015	10.211204	9.852156	-3.52%	0
2014*	10.000000	10.211204	2.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	10.245764	10.605803	3.51%	0
2019	9.643322	10.245764	6.25%	0
2018	10.125861	9.643322	-4.77%	0
2017	9.876858	10.125861	2.52%	0
2016	9.765096	9.876858	1.14%	0
2015	10.040545	9.765096	-2.74%	0
2014*	10.000000	10.040545	0.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	10.865582	11.020259	1.42%	0
2019	9.913074	10.865582	9.61%	0
2018	10.830750	9.913074	-8.47%	0
2017	9.790932	10.830750	10.62%	0
2016	9.547895	9.790932	2.55%	0
2015	10.172965	9.547895	-6.14%	0
2014	10.236231	10.172965	-0.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.355079	11.711448	3.14%	0
2019	10.157390	11.355079	11.79%	0
2018	11.148341	10.157390	-8.89%	0
2017	9.825375	11.148341	13.46%	0
2016	9.470124	9.825375	3.75%	0
2015	10.165102	9.470124	-6.84%	0
2014	10.300924	10.165102	-1.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	11.728969	12.554067	7.03%	0
2019	10.269366	11.728969	14.21%	0
2018	11.226513	10.269366	-8.53%	0
2017	10.247929	11.226513	9.55%	0
2016	9.859692	10.247929	3.94%	0
2015	10.198780	9.859692	-3.32%	0
2014*	10.000000	10.198780	1.99%	0
1160

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	12.374845	13.483531	8.96%	0
2019	10.471729	12.374845	18.17%	0
2018	11.701680	10.471729	-10.51%	0
2017	10.338178	11.701680	13.19%	0
2016	9.823776	10.338178	5.24%	0
2015	10.202098	9.823776	-3.71%	0
2014*	10.000000	10.202098	2.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	10.968001	11.548910	5.30%	0
2019	9.963746	10.968001	10.08%	0
2018	10.671942	9.963746	-6.64%	0
2017	10.073158	10.671942	5.94%	0
2016	9.823567	10.073158	2.54%	0
2015	10.130499	9.823567	-3.03%	0
2014*	10.000000	10.130499	1.30%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	23.165848	29.193729	26.02%	0
2019	18.340070	23.165848	26.31%	0
2018	19.566244	18.340070	-6.27%	0
2017	15.529284	19.566244	26.00%	0
2016	15.695839	15.529284	-1.06%	0
2015	15.690248	15.695839	0.04%	0
2014	14.685196	15.690248	6.84%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.741872	17.42%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	13.112265	14.386996	9.72%	0
2019	10.758138	13.112265	21.88%	0
2018	12.517994	10.758138	-14.06%	0
2017	11.145286	12.517994	12.32%	0
2016	9.551065	11.145286	16.69%	0
2015	10.102505	9.551065	-5.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.450932	19.610169	-4.11%	0
2019	17.023828	20.450932	20.13%	0
2018	20.212670	17.023828	-15.78%	0
2017	18.302921	20.212670	10.43%	0
2016	16.044444	18.302921	14.08%	0
2015	17.032233	16.044444	-5.80%	0
2014	15.005045	17.032233	13.51%	0
1161

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	15.958026	21.808922	36.66%	0
2019	12.122306	15.958026	31.64%	0
2018	13.577649	12.122306	-10.72%	0
2017	11.203659	13.577649	21.19%	0
2016	10.663589	11.203659	5.06%	0
2015	10.910935	10.663589	-2.27%	0
2014*	10.000000	10.910935	9.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	11.632636	11.865065	2.00%	0
2019	10.077569	11.632636	15.43%	0
2018	12.512525	10.077569	-19.46%	0
2017	11.826482	12.512525	5.80%	0
2016	9.680656	11.826482	22.17%	0
2015	10.619713	9.680656	-8.84%	0
2014*	10.000000	10.619713	6.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	13.317691	15.849368	19.01%	0
2019	10.926962	13.317691	21.88%	0
2018	12.896408	10.926962	-15.27%	0
2017	11.714101	12.896408	10.09%	0
2016	9.830698	11.714101	19.16%	0
2015	10.303281	9.830698	-4.59%	0
2014*	10.000000	10.303281	3.03%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	13.256729	12.126120	-8.53%	0
2019	10.476908	13.256729	26.53%	0
2018	11.259706	10.476908	-6.95%	0
2017	10.935081	11.259706	2.97%	0
2016	10.517325	10.935081	3.97%	0
2015	11.493219	10.517325	-8.49%	0
2014	9.212937	11.493219	24.75%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	14.879670	17.059256	14.65%	0
2019	11.695775	14.879670	27.22%	0
2018	12.643574	11.695775	-7.50%	0
2017	10.724386	12.643574	17.90%	0
2016	9.900213	10.724386	8.32%	0
2015	10.089067	9.900213	-1.87%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	8.745993	8.723871	-0.25%	0
2019	8.662420	8.745993	0.96%	0
2018	8.859158	8.662420	-2.22%	0
2017	8.990415	8.859158	-1.46%	0
2016	9.042376	8.990415	-0.57%	0
2015	9.353964	9.042376	-3.33%	0
2014	9.595871	9.353964	-2.52%	0
1162

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	12.723539	14.726211	15.74%	0
2019	10.496946	12.723539	21.21%	0
2018	12.208496	10.496946	-14.02%	0
2017	11.021901	12.208496	10.77%	0
2016	9.399903	11.021901	17.26%	0
2015	10.188070	9.399903	-7.74%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	22.789188	35.479885	55.69%	0
2019	17.169153	22.789188	32.73%	0
2018	19.045817	17.169153	-9.85%	0
2017	15.395649	19.045817	23.71%	0
2016	14.964278	15.395649	2.88%	0
2015	15.480705	14.964278	-3.34%	0
2014	15.387206	15.480705	0.61%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	9.300853	9.766904	5.01%	0
2019	8.319047	9.300853	11.80%	0
2018	9.201965	8.319047	-9.59%	0
2017	8.891627	9.201965	3.49%	0
2016	9.225332	8.891627	-3.62%	0
2015	10.017632	9.225332	-7.91%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	9.841569	10.042808	2.04%	0
2019	8.830567	9.841569	11.45%	0
2018	9.965355	8.830567	-11.39%	0
2017	9.309145	9.965355	7.05%	0
2016	8.786525	9.309145	5.95%	0
2015	9.777169	8.786525	-10.13%	0
2014	10.109526	9.777169	-3.29%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	8.793802	8.736553	-0.65%	0
2019	8.805614	8.793802	-0.13%	0
2018	9.667189	8.805614	-8.91%	0
2017	9.687442	9.667189	-0.21%	0
2016	8.822284	9.687442	9.81%	0
2015	9.396767	8.822284	-6.11%	0
2014	9.553440	9.396767	-1.64%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.475685	10.965004	4.67%	0
2019	9.664654	10.475685	8.39%	0
2018	10.539370	9.664654	-8.30%	0
2017	9.582341	10.539370	9.99%	0
2016	8.748766	9.582341	9.53%	0
2015	9.932025	8.748766	-11.91%	0
2014	10.192863	9.932025	-2.56%	0
1163

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.171537	5.077989	-1.81%	0
2019	4.787982	5.171537	8.01%	0
2018	5.754210	4.787982	-16.79%	0
2017	5.812719	5.754210	-1.01%	0
2016	5.216243	5.812719	11.43%	0
2015	7.234390	5.216243	-27.90%	0
2014	9.164854	7.234390	-21.06%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	9.691498	9.842169	1.55%	0
2019	9.530587	9.691498	1.69%	0
2018	9.736778	9.530587	-2.12%	0
2017	9.567700	9.736778	1.77%	0
2016	9.426084	9.567700	1.50%	0
2015	9.894516	9.426084	-4.73%	0
2014	9.908883	9.894516	-0.14%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.437260	12.857925	3.38%	0
2019	11.183282	12.437260	11.21%	0
2018	12.115703	11.183282	-7.70%	0
2017	11.376706	12.115703	6.50%	0
2016	10.358857	11.376706	9.83%	0
2015	10.937940	10.358857	-5.29%	0
2014	11.120030	10.937940	-1.64%	0
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	9.629544	10.275183	6.70%	0
2019	9.363732	9.629544	2.84%	0
2018	10.087722	9.363732	-7.18%	0
2017	9.582327	10.087722	5.27%	0
2016	9.503219	9.582327	0.83%	0
2015	10.219589	9.503219	-7.01%	0
2014	10.313054	10.219589	-0.91%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	13.407405	13.735183	2.44%	0
2019	12.059842	13.407405	11.17%	0
2018	12.786756	12.059842	-5.68%	0
2017	12.374901	12.786756	3.33%	0
2016	11.353904	12.374901	8.99%	0
2015	11.915859	11.353904	-4.72%	0
2014	11.899704	11.915859	0.14%	0
1164

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	9.492574	10.189546	7.34%	0
2019	9.152990	9.492574	3.71%	0
2018	9.838417	9.152990	-6.97%	0
2017	9.158691	9.838417	7.42%	0
2016	9.174791	9.158691	-0.18%	0
2015	10.189702	9.174791	-9.96%	0
2014	10.473324	10.189702	-2.71%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	8.660694	8.643627	-0.20%	0
2019	8.591444	8.660694	0.81%	0
2018	8.837677	8.591444	-2.79%	0
2017	8.997576	8.837677	-1.78%	0
2016	9.155598	8.997576	-1.73%	0
2015	9.419092	9.155598	-2.80%	0
2014	9.638278	9.419092	-2.27%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.047664	10.577699	5.28%	0
2019	9.569213	10.047664	5.00%	0
2018	9.929866	9.569213	-3.63%	0
2017	9.765709	9.929866	1.68%	0
2016	9.813375	9.765709	-0.49%	0
2015	10.083037	9.813375	-2.67%	0
2014	9.979009	10.083037	1.04%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	13.150709	13.008353	-1.08%	0
2019	11.862873	13.150709	10.86%	0
2018	12.737052	11.862873	-6.86%	0
2017	12.268741	12.737052	3.82%	0
2016	11.115277	12.268741	10.38%	0
2015	11.965879	11.115277	-7.11%	0
2014	12.372595	11.965879	-3.29%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	9.933466	13.060926	31.48%	0
2019	8.107855	9.933466	22.52%	0
2018	10.270024	8.107855	-21.05%	0
2017	7.967082	10.270024	28.91%	0
2016	8.160558	7.967082	-2.37%	0
2015	9.283966	8.160558	-12.10%	0
2014	9.723739	9.283966	-4.52%	0
1165

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Banks - Q/NQ
2020	18.407077	15.137955	-17.76%	0
2019	13.909335	18.407077	32.34%	0
2018	17.468577	13.909335	-20.38%	0
2017	15.270808	17.468577	14.39%	0
2016	12.774472	15.270808	19.54%	0
2015	13.226884	12.774472	-3.42%	0
2014	12.353976	13.226884	7.07%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	9.497100	10.730804	12.99%	0
2019	8.317171	9.497100	14.19%	0
2018	10.415219	8.317171	-20.14%	0
2017	8.731715	10.415219	19.28%	0
2016	7.596379	8.731715	14.95%	0
2015	9.098205	7.596379	-16.51%	0
2014	9.224172	9.098205	-1.37%	0
ProFunds - ProFund VP Bear - Q/NQ
2020	1.755115	1.266337	-27.85%	0
2019	2.348280	1.755115	-25.26%	0
2018	2.326965	2.348280	0.92%	0
2017	2.924130	2.326965	-20.42%	0
2016	3.466904	2.924130	-15.66%	0
2015	3.759235	3.466904	-7.78%	0
2014	4.519482	3.759235	-16.82%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	25.883695	28.967952	11.92%	0
2019	22.913562	25.883695	12.96%	0
2018	25.336349	22.913562	-9.56%	0
2017	21.313049	25.336349	18.88%	0
2016	25.994066	21.313049	-18.01%	0
2015	25.941938	25.994066	0.20%	0
2014	20.615415	25.941938	25.84%	0
ProFunds - ProFund VP Bull - Q/NQ
2020	20.231495	22.771114	12.55%	0
2019	16.183172	20.231495	25.02%	0
2018	17.779650	16.183172	-8.98%	0
2017	15.357319	17.779650	15.77%	0
2016	14.436305	15.357319	6.38%	0
2015	14.951314	14.436305	-3.44%	0
2014	13.827852	14.951314	8.12%	0
1166

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	16.086419	20.449525	27.12%	0
2019	13.103345	16.086419	22.77%	0
2018	15.858636	13.103345	-17.37%	0
2017	14.208512	15.858636	11.61%	0
2016	14.145479	14.208512	0.45%	0
2015	14.000079	14.145479	1.04%	0
2014	13.093885	14.000079	6.92%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	23.215792	28.903098	24.50%	0
2019	19.202414	23.215792	20.90%	0
2018	19.678652	19.202414	-2.42%	0
2017	17.137594	19.678652	14.83%	0
2016	16.956412	17.137594	1.07%	0
2015	16.697794	16.956412	1.55%	0
2014	15.306846	16.697794	9.09%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	8.236061	10.123842	22.92%	0
2019	6.834474	8.236061	20.51%	0
2018	8.317124	6.834474	-17.83%	0
2017	6.433648	8.317124	29.28%	0
2016	5.974280	6.433648	7.69%	0
2015	7.453415	5.974280	-19.85%	0
2014	7.956196	7.453415	-6.32%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	10.936966	9.629192	-11.96%	0
2019	9.572471	10.936966	14.25%	0
2018	11.494438	9.572471	-16.72%	0
2017	9.897792	11.494438	16.13%	0
2016	9.464025	9.897792	4.58%	0
2015	10.947831	9.464025	-13.55%	0
2014	12.354938	10.947831	-11.39%	0
ProFunds - ProFund VP Financials - Q/NQ
2020	18.681930	17.800570	-4.72%	0
2019	14.784300	18.681930	26.36%	0
2018	17.019285	14.784300	-13.13%	0
2017	14.843943	17.019285	14.65%	0
2016	13.268965	14.843943	11.87%	0
2015	13.886929	13.268965	-4.45%	0
2014	12.678635	13.886929	9.53%	0
1167

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2020	22.934863	25.458516	11.00%	0
2019	19.807316	22.934863	15.79%	0
2018	19.556029	19.807316	1.28%	0
2017	16.671667	19.556029	17.30%	0
2016	17.911935	16.671667	-6.92%	0
2015	17.582718	17.911935	1.87%	0
2014	14.653536	17.582718	19.99%	0
ProFunds - ProFund VP Industrials - Q/NQ
2020	18.078058	20.474800	13.26%	0
2019	14.282074	18.078058	26.58%	0
2018	16.881532	14.282074	-15.40%	0
2017	14.217517	16.881532	18.74%	0
2016	12.468231	14.217517	14.03%	0
2015	13.309110	12.468231	-6.32%	0
2014	12.995958	13.309110	2.41%	0
ProFunds - ProFund VP International - Q/NQ
2020	10.411813	10.594071	1.75%	0
2019	8.999555	10.411813	15.69%	0
2018	11.015602	8.999555	-18.30%	0
2017	9.323080	11.015602	18.15%	0
2016	9.700402	9.323080	-3.89%	0
2015	10.365673	9.700402	-6.42%	0
2014	11.629303	10.365673	-10.87%	0
ProFunds - ProFund VP Internet - Q/NQ
2020	25.766860	37.697282	46.30%	0
2019	22.505283	25.766860	14.49%	0
2018	22.114346	22.505283	1.77%	0
2017	16.755418	22.114346	31.98%	0
2016	16.367162	16.755418	2.37%	0
2015	14.019843	16.367162	16.74%	0
2014	14.293205	14.019843	-1.91%	0
ProFunds - ProFund VP Japan - Q/NQ
2020	13.717332	15.426038	12.46%	0
2019	11.784808	13.717332	16.40%	0
2018	13.751569	11.784808	-14.30%	0
2017	11.967369	13.751569	14.91%	0
2016	12.285675	11.967369	-2.59%	0
2015	11.970266	12.285675	2.63%	0
2014	11.954803	11.970266	0.13%	0
1168

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	29.679105	41.908652	41.21%	0
2019	22.382027	29.679105	32.60%	0
2018	23.518081	22.382027	-4.83%	0
2017	18.595274	23.518081	26.47%	0
2016	18.211536	18.595274	2.11%	0
2015	17.472237	18.211536	4.23%	0
2014	15.394487	17.472237	13.50%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	7.720762	4.907882	-36.43%	0
2019	7.334840	7.720762	5.26%	0
2018	9.480403	7.334840	-22.63%	0
2017	10.093169	9.480403	-6.07%	0
2016	8.378273	10.093169	20.47%	0
2015	11.272385	8.378273	-25.67%	0
2014	13.038269	11.272385	-13.54%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	16.797559	18.332526	9.14%	0
2019	15.185059	16.797559	10.62%	0
2018	16.692324	15.185059	-9.03%	0
2017	15.592154	16.692324	7.06%	0
2016	16.696522	15.592154	-6.61%	0
2015	16.480696	16.696522	1.31%	0
2014	14.234481	16.480696	15.78%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	3.604084	4.338816	20.39%	0
2019	2.545192	3.604084	41.60%	0
2018	3.032922	2.545192	-16.08%	0
2017	2.969694	3.032922	2.13%	0
2016	1.964625	2.969694	51.16%	0
2015	3.016541	1.964625	-34.87%	0
2014	4.084936	3.016541	-26.15%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2020	14.434193	13.119919	-9.11%	0
2019	11.739259	14.434193	22.96%	0
2018	12.835775	11.739259	-8.54%	0
2017	12.245825	12.835775	4.82%	0
2016	11.939854	12.245825	2.56%	0
2015	12.269352	11.939854	-2.69%	0
2014	10.117476	12.269352	21.27%	0
1169

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.211048	1.572031	-28.90%	0
2019	2.760141	2.211048	-19.89%	0
2018	2.732277	2.760141	1.02%	0
2017	3.197217	2.732277	-14.54%	0
2016	3.475247	3.197217	-8.00%	0
2015	3.640527	3.475247	-4.54%	0
2014	5.381688	3.640527	-32.35%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	26.555069	37.312069	40.51%	0
2019	18.278116	26.555069	45.28%	0
2018	20.995116	18.278116	-12.94%	0
2017	15.965542	20.995116	31.50%	0
2016	12.887010	15.965542	23.89%	0
2015	13.678978	12.887010	-5.79%	0
2014	10.482296	13.678978	30.50%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	3.499321	2.316303	-33.81%	0
2019	4.566180	3.499321	-23.36%	0
2018	4.181776	4.566180	9.19%	0
2017	5.974256	4.181776	-30.00%	0
2016	7.352758	5.974256	-18.75%	0
2015	6.797106	7.352758	8.17%	0
2014	7.218744	6.797106	-5.84%	0
ProFunds - ProFund VP Short International - Q/NQ
2020	2.902137	2.338027	-19.44%	0
2019	3.622993	2.902137	-19.90%	0
2018	3.234999	3.622993	11.99%	0
2017	4.201942	3.234999	-23.01%	0
2016	4.603011	4.201942	-8.71%	0
2015	4.931897	4.603011	-6.67%	0
2014	4.945949	4.931897	-0.28%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.101513	0.611394	-44.50%	0
2019	1.578440	1.101513	-30.22%	0
2018	1.675925	1.578440	-5.82%	0
2017	2.311131	1.675925	-27.48%	0
2016	2.648926	2.311131	-12.75%	0
2015	3.140547	2.648926	-15.65%	0
2014	4.016152	3.140547	-21.80%	0
1170

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2020	25.860618	36.325044	40.46%	0
2019	18.362971	25.860618	40.83%	0
2018	19.379084	18.362971	-5.24%	0
2017	14.777075	19.379084	31.14%	0
2016	13.559121	14.777075	8.98%	0
2015	13.650520	13.559121	-0.67%	0
2014	11.914245	13.650520	14.57%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	11.405660	11.412062	0.06%	0
2019	10.245272	11.405660	11.33%	0
2018	12.443690	10.245272	-17.67%	0
2017	13.105784	12.443690	-5.05%	0
2016	11.104853	13.105784	18.02%	0
2015	11.276648	11.104853	-1.52%	0
2014	11.560065	11.276648	-2.45%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	14.575767	17.063718	17.07%	0
2019	12.710554	14.575767	14.67%	0
2018	13.857337	12.710554	-8.28%	0
2017	13.046966	13.857337	6.21%	0
2016	13.490874	13.046966	-3.29%	0
2015	14.739546	13.490874	-8.47%	0
2014	11.140893	14.739546	32.30%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	92.743226	167.604702	80.72%	0
2019	53.215467	92.743226	74.28%	0
2018	60.720529	53.215467	-12.36%	0
2017	37.182847	60.720529	63.30%	0
2016	35.286710	37.182847	5.37%	0
2015	32.021797	35.286710	10.20%	0
2014	24.301915	32.021797	31.77%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.130789	0.036199	-72.32%	0
2019	0.272415	0.130789	-51.99%	0
2018	0.317713	0.272415	-14.26%	0
2017	0.594854	0.317713	-46.59%	0
2016	0.768538	0.594854	-22.60%	0
2015	1.074470	0.768538	-28.47%	0
2014	1.724213	1.074470	-37.68%	0
1171

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2020	18.033065	17.072110	-5.33%	0
2019	15.129806	18.033065	19.19%	0
2018	15.163068	15.129806	-0.22%	0
2017	14.127550	15.163068	7.33%	0
2016	12.655129	14.127550	11.63%	0
2015	13.939028	12.655129	-9.21%	0
2014	11.415160	13.939028	22.11%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2020	5.888988	5.228720	-11.21%	0
2019	4.728505	5.888988	24.54%	0
2018	6.033582	4.728505	-21.63%	0
2017	5.529329	6.033582	9.12%	0
2016	4.479146	5.529329	23.45%	0
2015	4.853638	4.479146	-7.72%	0
2014	4.838341	4.853638	0.32%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	12.244032	14.222644	16.16%	0
2019	10.394767	12.244032	17.79%	0
2018	12.983472	10.394767	-19.94%	0
2017	11.021235	12.983472	17.80%	0
2016	8.681741	11.021235	26.95%	0
2015	10.822598	8.681741	-19.78%	0
2014	11.363856	10.822598	-4.76%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	29.939476	35.231231	17.67%	0
2019	24.757699	29.939476	20.93%	0
2018	28.190904	24.757699	-12.18%	0
2017	22.450641	28.190904	25.57%	0
2016	28.807392	22.450641	-22.07%	0
2015	27.378708	28.807392	5.22%	0
2014	21.270431	27.378708	28.72%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	2.272279	1.703173	-25.05%	0
2019	2.032546	2.272279	11.79%	0
2018	2.469254	2.032546	-17.69%	0
2017	2.437440	2.469254	1.31%	0
2016	2.275878	2.437440	7.10%	0
2015	3.544502	2.275878	-35.79%	0
2014	5.537725	3.544502	-35.99%	0
1172

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	19.901521	20.766756	4.35%	0
2019	16.771744	19.901521	18.66%	0
2018	19.679461	16.771744	-14.78%	0
2017	18.189315	19.679461	8.19%	0
2016	17.786692	18.189315	2.26%	0
2015	17.262574	17.786692	3.04%	0
2014	15.801170	17.262574	9.25%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	30.490443	30.086916	-1.32%	0
2019	21.315297	30.490443	43.04%	0
2018	25.625179	21.315297	-16.82%	0
2017	16.663421	25.625179	53.78%	0
2016	13.140129	16.663421	26.81%	0
2015	14.143075	13.140129	-7.09%	0
2014	12.482964	14.143075	13.30%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	20.247225	30.632085	51.29%	0
2019	13.104414	20.247225	54.51%	0
2018	15.478999	13.104414	-15.34%	0
2017	12.174522	15.478999	27.14%	0
2016	10.093250	12.174522	20.62%	0
2015	10.191072	10.093250	-0.96%	0
2014	8.490677	10.191072	20.03%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2020	5.320667	3.396953	-36.16%	0
2019	5.135342	5.320667	3.61%	0
2018	7.106324	5.135342	-27.74%	0
2017	7.815112	7.106324	-9.07%	0
2016	6.132567	7.815112	27.44%	0
2015	9.061459	6.132567	-32.32%	0
2014	11.480281	9.061459	-21.07%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	2.387701	1.451242	-39.22%	0
2019	2.463060	2.387701	-3.06%	0
2018	4.673197	2.463060	-47.29%	0
2017	5.921335	4.673197	-21.08%	0
2016	4.956524	5.921335	19.47%	0
2015	7.481879	4.956524	-33.75%	0
2014	10.916688	7.481879	-31.46%	0
1173

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	5.612178	5.456639	-2.77%	0
2019	4.505014	5.612178	24.58%	0
2018	5.733166	4.505014	-21.42%	0
2017	4.595490	5.733166	24.76%	0
2016	5.017148	4.595490	-8.40%	0
2015	5.572902	5.017148	-9.97%	0
2014	6.565478	5.572902	-15.12%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	8.741295	8.469862	-3.11%	0
2019	7.036128	8.741295	24.23%	0
2018	8.270590	7.036128	-14.93%	0
2017	7.376710	8.270590	12.12%	0
2016	6.565162	7.376710	12.36%	0
2015	7.049255	6.565162	-6.87%	0
2014	6.455204	7.049255	9.20%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	14.548142	17.209615	18.29%	0
2019	12.844762	14.548142	13.26%	0
2018	13.989088	12.844762	-8.18%	0
2017	13.153814	13.989088	6.35%	0
2016	13.605612	13.153814	-3.32%	0
2015	14.779609	13.605612	-7.94%	0
2014	11.314927	14.779609	30.62%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	22.387002	25.771960	15.12%	0
2019	18.830023	22.387002	18.89%	0
2018	19.176626	18.830023	-1.81%	0
2017	16.089765	19.176626	19.19%	0
2016	18.367117	16.089765	-12.40%	0
2015	18.114655	18.367117	1.39%	0
2014	14.985378	18.114655	20.88%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	11.419820	11.025350	-3.45%	0
2019	10.341952	11.419820	10.42%	0
2018	10.756724	10.341952	-3.86%	0
2017	10.376009	10.756724	3.67%	0
2016	9.582652	10.376009	8.28%	0
2015	9.949665	9.582652	-3.69%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2020	25.028662	38.896813	55.41%	0
2019	20.565669	25.028662	21.70%	0
2018	21.906885	20.565669	-6.12%	0
2017	16.857196	21.906885	29.96%	0
2016	16.638367	16.857196	1.32%	0
2015	15.829799	16.638367	5.11%	0
2014	16.006289	15.829799	-1.10%	0
1174

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.229200	0.120571	-47.39%	0
2019	0.369763	0.229200	-38.01%	0
2018	0.375868	0.369763	-1.62%	0
2017	0.634714	0.375868	-40.78%	0
2016	0.930034	0.634714	-31.75%	0
2015	1.042573	0.930034	-10.79%	0
2014	1.373879	1.042573	-24.11%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.078731	1.591077	-23.46%	0
2019	2.471559	2.078731	-15.89%	0
2018	2.455370	2.471559	0.66%	0
2017	2.777986	2.455370	-11.61%	0
2016	2.950452	2.777986	-5.85%	0
2015	3.079169	2.950452	-4.18%	0
2014	4.227657	3.079169	-27.17%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.245338	0.907263	-27.15%	0
2019	1.611064	1.245338	-22.70%	0
2018	1.497817	1.611064	7.56%	0
2017	1.785971	1.497817	-16.13%	0
2016	2.276657	1.785971	-21.55%	0
2015	2.373779	2.276657	-4.09%	0
2014	2.767056	2.373779	-14.21%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.726509	0.436906	-39.86%	0
2019	1.040442	0.726509	-30.17%	0
2018	1.103327	1.040442	-5.70%	0
2017	1.509627	1.103327	-26.91%	0
2016	1.719205	1.509627	-12.19%	0
2015	2.034245	1.719205	-15.49%	0
2014	2.577370	2.034245	-21.07%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	1.213163	0.814188	-32.89%	0
2019	1.575525	1.213163	-23.00%	0
2018	1.461768	1.575525	7.78%	0
2017	1.741799	1.461768	-16.08%	0
2016	2.252360	1.741799	-22.67%	0
2015	2.319684	2.252360	-2.90%	0
2014	2.623576	2.319684	-11.58%	0
1175

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.469434	1.068636	-27.28%	0
2019	1.965159	1.469434	-25.23%	0
2018	1.948963	1.965159	0.83%	0
2017	2.430874	1.948963	-19.82%	0
2016	2.847800	2.430874	-14.64%	0
2015	3.072111	2.847800	-7.30%	0
2014	3.702305	3.072111	-17.02%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	13.090046	17.835703	36.25%	0
2019	9.706536	13.090046	34.86%	0
2018	12.989688	9.706536	-25.28%	0
2017	8.908759	12.989688	45.81%	0
2016	8.435636	8.908759	5.61%	0
2015	7.765004	8.435636	8.64%	0
2014	9.463608	7.765004	-17.95%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	17.468229	20.504703	17.38%	0
2019	13.929699	17.468229	25.40%	0
2018	16.592646	13.929699	-16.05%	0
2017	14.240304	16.592646	16.52%	0
2016	13.398008	14.240304	6.29%	0
2015	13.770602	13.398008	-2.71%	0
2014	13.207734	13.770602	4.26%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	21.599786	23.191207	7.37%	0
2019	16.360251	21.599786	32.03%	0
2018	20.929365	16.360251	-21.83%	0
2017	17.619696	20.929365	18.78%	0
2016	14.009938	17.619696	25.77%	0
2015	15.284319	14.009938	-8.34%	0
2014	14.077027	15.284319	8.58%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	81.660895	148.025500	81.27%	0
2019	46.639024	81.660895	75.09%	0
2018	53.026858	46.639024	-12.05%	0
2017	32.249757	53.026858	64.43%	0
2016	30.332949	32.249757	6.32%	0
2015	27.280588	30.332949	11.19%	0
2014	20.592080	27.280588	32.48%	0
1176

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	32.006225	45.005983	40.62%	0
2019	24.108832	32.006225	32.76%	0
2018	25.316780	24.108832	-4.77%	0
2017	19.902986	25.316780	27.20%	0
2016	19.358834	19.902986	2.81%	0
2015	18.437991	19.358834	4.99%	0
2014	16.184453	18.437991	13.92%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2020	22.003134	25.618140	16.43%	0
2019	15.639174	22.003134	40.69%	0
2018	17.981938	15.639174	-13.03%	0
2017	14.065829	17.981938	27.84%	0
2016	12.529596	14.065829	12.26%	0
2015	13.010615	12.529596	-3.70%	0
2014	11.310615	13.010615	15.03%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	5.402333	7.037999	30.28%	0
2019	3.659220	5.402333	47.64%	0
2018	4.524480	3.659220	-19.12%	0
2017	4.355459	4.524480	3.88%	0
2016	2.712492	4.355459	60.57%	0
2015	4.016422	2.712492	-32.46%	0
2014	5.009957	4.016422	-19.83%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	10.504053	9.595973	-8.65%	0
2019	8.702521	10.504053	20.70%	0
2018	9.683105	8.702521	-10.13%	0
2017	9.358883	9.683105	3.46%	0
2016	8.758250	9.358883	6.86%	0
2015	9.262987	8.758250	-5.45%	0
2014	7.891438	9.262987	17.38%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	17.563334	24.477235	39.37%	0
2019	14.546134	17.563334	20.74%	0
2018	15.499364	14.546134	-6.15%	0
2017	14.161539	15.499364	9.45%	0
2016	14.554537	14.161539	-2.70%	0
2015	15.206578	14.554537	-4.29%	0
2014	14.428038	15.206578	5.40%	0
1177

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	15.984584	18.612552	16.44%	0
2019	12.173558	15.984584	31.31%	0
2018	15.606541	12.173558	-22.00%	0
2017	13.404803	15.606541	16.42%	0
2016	10.595481	13.404803	26.51%	0
2015	12.013732	10.595481	-11.81%	0
2014	11.876145	12.013732	1.16%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	25.428369	29.129513	14.56%	0
2019	16.130394	25.428369	57.64%	0
2018	19.661413	16.130394	-17.96%	0
2017	14.124405	19.661413	39.20%	0
2016	12.092557	14.124405	16.80%	0
2015	12.676958	12.092557	-4.61%	0
2014	10.484135	12.676958	20.92%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	21.713161	26.817180	23.51%	0
2019	17.681377	21.713161	22.80%	0
2018	19.319926	17.681377	-8.48%	0
2017	16.009814	19.319926	20.68%	0
2016	16.088958	16.009814	-0.49%	0
2015	16.409317	16.088958	-1.95%	0
2014	15.047871	16.409317	9.05%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	15.474452	13.424545	-13.25%	0
2019	12.941379	15.474452	19.57%	0
2018	15.394020	12.941379	-15.93%	0
2017	13.695986	15.394020	12.40%	0
2016	12.026062	13.695986	13.89%	0
2015	13.681416	12.026062	-12.10%	0
2014	12.713272	13.681416	7.62%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	18.420549	23.311759	26.55%	0
2019	16.454486	18.420549	11.95%	0
2018	19.920485	16.454486	-17.40%	0
2017	17.290531	19.920485	15.21%	0
2016	17.355351	17.290531	-0.37%	0
2015	17.659107	17.355351	-1.72%	0
2014	18.492594	17.659107	-4.51%	0
1178

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	13.993841	14.580713	4.19%	0
2019	11.780767	13.993841	18.79%	0
2018	14.992802	11.780767	-21.42%	0
2017	13.659164	14.992802	9.76%	0
2016	10.924478	13.659164	25.03%	0
2015	12.778689	10.924478	-14.51%	0
2014	12.343997	12.778689	3.52%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	17.381875	19.517274	12.29%	0
2019	15.917956	17.381875	9.20%	0
2018	18.042438	15.917956	-11.77%	0
2017	16.021970	18.042438	12.61%	0
2016	13.915108	16.021970	15.14%	0
2015	14.399264	13.915108	-3.36%	0
2014	14.844778	14.399264	-3.00%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	11.106297	10.129850	-8.79%	0
2019	9.487824	11.106297	17.06%	0
2018	12.318002	9.487824	-22.98%	0
2017	12.733256	12.318002	-3.26%	0
2016	9.963482	12.733256	27.80%	0
2015	11.880878	9.963482	-16.14%	0
2014	12.089702	11.880878	-1.73%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	6.075601	5.066102	-16.62%	0
2019	5.987318	6.075601	1.47%	0
2018	5.520854	5.987318	8.45%	0
2017	6.910918	5.520854	-20.11%	0
2016	6.657871	6.910918	3.80%	0
2015	6.055267	6.657871	9.95%	0
2014	5.078015	6.055267	19.24%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2020	22.173255	32.101427	44.78%	0
2019	16.357374	22.173255	35.56%	0
2018	17.122062	16.357374	-4.47%	0
2017	13.307443	17.122062	28.67%	0
2016	12.350285	13.307443	7.75%	0
2015	12.592113	12.350285	-1.92%	0
2014	11.774077	12.592113	6.95%	0
1179

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	8.194425	8.703329	6.21%	0
2019	7.462000	8.194425	9.82%	0
2018	8.124371	7.462000	-8.15%	0
2017	7.911827	8.124371	2.69%	0
2016	6.946760	7.911827	13.89%	0
2015	7.678275	6.946760	-9.53%	0
2014	7.714031	7.678275	-0.46%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	14.981173	20.435982	36.41%	0
2019	12.634174	14.981173	18.58%	0
2018	16.294544	12.634174	-22.46%	0
2017	13.765715	16.294544	18.37%	0
2016	12.293685	13.765715	11.97%	0
2015	14.752167	12.293685	-16.67%	0
2014	12.384513	14.752167	19.12%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	16.355949	15.050907	-7.98%	0
2019	14.167897	16.355949	15.44%	0
2018	14.076095	14.167897	0.65%	0
2017	13.070272	14.076095	7.70%	0
2016	11.580990	13.070272	12.86%	0
2015	12.888011	11.580990	-10.14%	0
2014	10.811342	12.888011	19.21%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	4.117399	4.381009	6.40%	0
2019	4.460982	4.117399	-7.70%	0
2018	5.205254	4.460982	-14.30%	0
2017	4.497190	5.205254	15.74%	0
2016	5.078308	4.497190	-11.44%	0
2015	6.294783	5.078308	-19.33%	0
2014	8.310871	6.294783	-24.26%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	10.026631	10.443481	4.16%	0
2019	9.736370	10.026631	2.98%	0
2018	9.374034	9.736370	3.87%	0
2017	9.421551	9.374034	-0.50%	0
2016	9.480580	9.421551	-0.62%	0
2015	9.863108	9.480580	-3.88%	0
2014	10.030305	9.863108	-1.67%	0
1180

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.156043	4.801841	15.54%	0
2019	3.829986	4.156043	8.51%	0
2018	5.506282	3.829986	-30.44%	0
2017	5.774125	5.506282	-4.64%	0
2016	4.141784	5.774125	39.41%	0
2015	6.416209	4.141784	-35.45%	0
2014	8.177108	6.416209	-21.53%	0
1181

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2020	13.326412	14.108081	5.87%	0
2019	11.634847	13.326412	14.54%	0
2018	12.831771	11.634847	-9.33%	0
2017	11.451910	12.831771	12.05%	0
2016	11.314480	11.451910	1.21%	0
2015	11.527320	11.314480	-1.85%	0
2014	11.106465	11.527320	3.79%	0
2013	9.857578	11.106465	12.67%	0
2012	8.973417	9.857578	9.85%	0
2011*	10.000000	8.973417	-10.27%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2020	8.103240	5.878596	-27.45%	0
2019	6.944784	8.103240	16.68%	0
2018	8.845248	6.944784	-21.49%	0
2017	9.204724	8.845248	-3.91%	0
2016	6.746130	9.204724	36.44%	0
2015	11.215988	6.746130	-39.85%	0
2014	10.342939	11.215988	8.44%	0
2013*	10.000000	10.342939	3.43%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III - Q/NQ
2020	14.232633	15.066968	5.86%	0
2019	10.503336	14.232633	35.51%	0
2018	12.394667	10.503336	-15.26%	0
2017	10.235213	12.394667	21.10%	0
2016	9.781931	10.235213	4.63%	0
2015	10.229660	9.781931	-4.38%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	9.264126	9.834726	6.16%	0
2019	8.778944	9.264126	5.53%	0
2018	9.324210	8.778944	-5.85%	0
2017	9.280901	9.324210	0.47%	0
2016	9.174485	9.280901	1.16%	0
2015	9.707669	9.174485	-5.49%	0
2014	9.698211	9.707669	0.10%	0
2013	10.935856	9.698211	-11.32%	0
2012	10.510292	10.935856	4.05%	0
2011*	10.000000	10.510292	5.10%	0
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	12.714786	13.775548	8.34%	0
2019	10.586158	12.714786	20.11%	0
2018	11.732601	10.586158	-9.77%	0
2017	10.048180	11.732601	16.76%	0
2016	9.136678	10.048180	9.98%	0
2015*	10.000000	9.136678	-8.63%	0
1182

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2020	12.348654	12.082660	-2.15%	0
2019	10.031605	12.348654	23.10%	0
2018	11.397411	10.031605	-11.98%	0
2017	10.814875	11.397411	5.39%	0
2016	9.262781	10.814875	16.76%	0
2015*	10.000000	9.262781	-7.37%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2020	10.503383	10.596483	0.89%	0
2019	9.215685	10.503383	13.97%	0
2018	10.255673	9.215685	-10.14%	0
2017	9.394457	10.255673	9.17%	0
2016	9.340617	9.394457	0.58%	0
2015	9.815443	9.340617	-4.84%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2020	14.330441	17.967464	25.38%	0
2019	11.268128	14.330441	27.18%	0
2018	13.040058	11.268128	-13.59%	0
2017	10.711177	13.040058	21.74%	0
2016	10.852360	10.711177	-1.30%	0
2015	11.201848	10.852360	-3.12%	0
2014	11.346647	11.201848	-1.28%	0
2013*	10.000000	11.346647	13.47%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2020	11.381518	12.611530	10.81%	0
2019	9.689231	11.381518	17.47%	0
2018	10.547527	9.689231	-8.14%	0
2017	9.487160	10.547527	11.18%	0
2016	9.221718	9.487160	2.88%	0
2015	9.911859	9.221718	-6.96%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	12.419181	14.526493	16.97%	0
2019	10.883938	12.419181	14.11%	0
2018	12.155430	10.883938	-10.46%	0
2017	11.030953	12.155430	10.19%	0
2016	10.965600	11.030953	0.60%	0
2015	11.430912	10.965600	-4.07%	0
2014	11.573030	11.430912	-1.23%	0
2013	10.438409	11.573030	10.87%	0
2012	9.796712	10.438409	6.55%	0
2011	10.491392	9.796712	-6.62%	0
1183

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	11.997269	12.537400	4.50%	0
2019	10.330063	11.997269	16.14%	0
2018	12.646282	10.330063	-18.32%	0
2017	11.343481	12.646282	11.49%	0
2016	10.160672	11.343481	11.64%	0
2015	10.756439	10.160672	-5.54%	0
2014*	10.000000	10.756439	7.56%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 - Q/NQ
2020	4.504972	4.300676	-4.53%	0
2019	4.357567	4.504972	3.38%	0
2018	5.091371	4.357567	-14.41%	0
2017	5.175342	5.091371	-1.62%	0
2016	4.767386	5.175342	8.56%	0
2015	6.568703	4.767386	-27.42%	0
2014	8.168611	6.568703	-19.59%	0
2013	9.394968	8.168611	-13.05%	0
2012	9.903807	9.394968	-5.14%	0
2011	11.700255	9.903807	-15.35%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.059997	9.943022	-1.16%	0
2019	9.695502	10.059997	3.76%	0
2018	10.016016	9.695502	-3.20%	0
2017	9.991598	10.016016	0.24%	0
2016	9.463744	9.991598	5.58%	0
2015*	10.000000	9.463744	-5.36%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2020	12.425593	13.790621	10.99%	0
2019	10.865843	12.425593	14.35%	0
2018	11.882654	10.865843	-8.56%	0
2017	10.780109	11.882654	10.23%	0
2016	10.816868	10.780109	-0.34%	0
2015	11.169689	10.816868	-3.16%	0
2014	10.922114	11.169689	2.27%	0
2013	9.772423	10.922114	11.76%	0
2012	8.986272	9.772423	8.75%	0
2011*	10.000000	8.986272	-10.14%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	12.455533	12.846710	3.14%	0
2019	10.112668	12.455533	23.17%	0
2018	11.412496	10.112668	-11.39%	0
2017	10.454000	11.412496	9.17%	0
2016	9.164480	10.454000	14.07%	0
2015*	10.000000	9.164480	-8.36%	0
1184

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	16.172447	22.496411	39.10%	0
2019	12.457200	16.172447	29.82%	0
2018	12.913921	12.457200	-3.54%	0
2017	9.884233	12.913921	30.65%	0
2016	10.143792	9.884233	-2.56%	0
2015*	10.000000	10.143792	1.44%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2020	10.715067	10.634489	-0.75%	0
2019	9.634769	10.715067	11.21%	0
2018	10.319017	9.634769	-6.63%	0
2017	9.959608	10.319017	3.61%	0
2016	9.001794	9.959608	10.64%	0
2015*	10.000000	9.001794	-9.98%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2020	10.317143	10.713109	3.84%	0
2019	9.621891	10.317143	7.23%	0
2018	10.219946	9.621891	-5.85%	0
2017	9.806031	10.219946	4.22%	0
2016	9.367756	9.806031	4.68%	0
2015	9.858340	9.367756	-4.98%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.425453	15.619829	8.28%	0
2019	12.420296	14.425453	16.14%	0
2018	14.189114	12.420296	-12.47%	0
2017	13.075394	14.189114	8.52%	0
2016	11.921200	13.075394	9.68%	0
2015	13.117752	11.921200	-9.12%	0
2014	13.162582	13.117752	-0.34%	0
2013	10.974686	13.162582	19.94%	0
2012	9.820785	10.974686	11.75%	0
2011	10.293078	9.820785	-4.59%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	11.653485	11.370510	-2.43%	0
2019	10.362192	11.653485	12.46%	0
2018	11.176658	10.362192	-7.29%	0
2017	10.515911	11.176658	6.28%	0
2016	9.516730	10.515911	10.50%	0
2015	10.566697	9.516730	-9.94%	0
2014	10.423618	10.566697	1.37%	0
2013*	10.000000	10.423618	4.24%	0
1185

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2020	12.801441	11.850792	-7.43%	0
2019	10.622393	12.801441	20.51%	0
2018	12.349665	10.622393	-13.99%	0
2017	11.734622	12.349665	5.24%	0
2016	10.794653	11.734622	8.71%	0
2015	11.562126	10.794653	-6.64%	0
2014	11.287692	11.562126	2.43%	0
2013*	10.000000	11.287692	12.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.938903	8.204268	-8.22%	0
2019	9.042853	8.938903	-1.15%	0
2018	9.156379	9.042853	-1.24%	0
2017	9.269962	9.156379	-1.23%	0
2016	9.292608	9.269962	-0.24%	0
2015*	10.000000	9.292608	-7.07%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	10.488145	10.581086	0.89%	0
2019	9.669449	10.488145	8.47%	0
2018	10.432957	9.669449	-7.32%	0
2017	9.517760	10.432957	9.62%	0
2016	9.413070	9.517760	1.11%	0
2015	10.314296	9.413070	-8.74%	0
2014	10.240239	10.314296	0.72%	0
2013*	10.000000	10.240239	2.40%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2020	8.918282	8.674863	-2.73%	0
2019	9.036082	8.918282	-1.30%	0
2018	9.200928	9.036082	-1.79%	0
2017	9.376726	9.200928	-1.87%	0
2016	9.583796	9.376726	-2.16%	0
2015	9.946612	9.583796	-3.65%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2020	5.325921	5.294856	-0.58%	0
2019	5.082493	5.325921	4.79%	0
2018	5.766658	5.082493	-11.86%	0
2017	5.473846	5.766658	5.35%	0
2016	6.627003	5.473846	-17.40%	0
2015	6.946521	6.627003	-4.60%	0
2014	6.395849	6.946521	8.61%	0
2013	6.433906	6.395849	-0.59%	0
2012	7.478273	6.433906	-13.97%	0
2011	8.445621	7.478273	-11.45%	0
1186

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2020	9.050462	9.202181	1.68%	0
2019	8.849901	9.050462	2.27%	0
2018	10.491954	8.849901	-15.65%	0
2017	9.426452	10.491954	11.30%	0
2016	9.663859	9.426452	-2.46%	0
2015	9.848912	9.663859	-1.88%	0
2014	9.887664	9.848912	-0.39%	0
2013	8.687284	9.887664	13.82%	0
2012	8.585485	8.687284	1.19%	0
2011	9.481843	8.585485	-9.45%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	6.859425	7.137845	4.06%	0
2019	6.740934	6.859425	1.76%	0
2018	7.329771	6.740934	-8.03%	0
2017	7.295511	7.329771	0.47%	0
2016	7.564850	7.295511	-3.56%	0
2015	7.665149	7.564850	-1.31%	0
2014	7.558186	7.665149	1.42%	0
2013	7.673135	7.558186	-1.50%	0
2012	7.746882	7.673135	-0.95%	0
2011	7.732622	7.746882	0.18%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2020	10.274795	9.956951	-3.09%	0
2019	9.854189	10.274795	4.27%	0
2018	10.253694	9.854189	-3.90%	0
2017	10.226699	10.253694	0.26%	0
2016	9.720547	10.226699	5.21%	0
2015	9.958991	9.720547	-2.39%	0
2014	10.038570	9.958991	-0.79%	0
2013*	10.000000	10.038570	0.39%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2020	10.961181	11.682542	6.58%	0
2019	9.846392	10.961181	11.32%	0
2018	10.894411	9.846392	-9.62%	0
2017	10.235555	10.894411	6.44%	0
2016	9.471350	10.235555	8.07%	0
2015	10.224371	9.471350	-7.36%	0
2014	9.981514	10.224371	2.43%	0
2013*	10.000000	9.981514	-0.18%	0
1187

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	15.322792	18.906878	23.39%	0
2019	12.029208	15.322792	27.38%	0
2018	14.336684	12.029208	-16.09%	0
2017	10.852213	14.336684	32.11%	0
2016	11.216073	10.852213	-3.24%	0
2015	11.164918	11.216073	0.46%	0
2014	11.290024	11.164918	-1.11%	0
2013*	10.000000	11.290024	12.90%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	12.385786	13.667472	10.35%	0
2019	10.496110	12.385786	18.00%	0
2018	11.457053	10.496110	-8.39%	0
2017	9.995869	11.457053	14.62%	0
2016	10.586693	9.995869	-5.58%	0
2015	11.920490	10.586693	-11.19%	0
2014	12.985749	11.920490	-8.20%	0
2013	10.709483	12.985749	21.25%	0
2012	9.274386	10.709483	15.47%	0
2011	10.313800	9.274386	-10.08%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.114634	8.719322	-4.34%	0
2019	7.961800	9.114634	14.48%	0
2018	10.090705	7.961800	-21.10%	0
2017	8.145700	10.090705	23.88%	0
2016	6.959282	8.145700	17.05%	0
2015	8.984054	6.959282	-22.54%	0
2014	9.722455	8.984054	-7.59%	0
2013*	10.000000	9.722455	-2.78%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2020	10.356249	10.749692	3.80%	0
2019	9.373869	10.356249	10.48%	0
2018	10.095852	9.373869	-7.15%	0
2017	9.608200	10.095852	5.08%	0
2016	8.594726	9.608200	11.79%	0
2015	9.443833	8.594726	-8.99%	0
2014	9.895371	9.443833	-4.56%	0
2013*	10.000000	9.895371	-1.05%	0
1188

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2020	11.178188	11.480051	2.70%	0
2019	10.092392	11.178188	10.76%	0
2018	10.942668	10.092392	-7.77%	0
2017	10.210832	10.942668	7.17%	0
2016	9.941890	10.210832	2.71%	0
2015	10.522066	9.941890	-5.51%	0
2014	10.416267	10.522066	1.02%	0
2013	9.903451	10.416267	5.18%	0
2012	9.354429	9.903451	5.87%	0
2011*	10.000000	9.354429	-6.46%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2020	11.139992	11.391904	2.26%	0
2019	10.069510	11.139992	10.63%	0
2018	11.181223	10.069510	-9.94%	0
2017	10.528646	11.181223	6.20%	0
2016	9.824931	10.528646	7.16%	0
2015	10.259911	9.824931	-4.24%	0
2014	10.290741	10.259911	-0.30%	0
2013	11.639267	10.290741	-11.59%	0
2012	10.190761	11.639267	14.21%	0
2011*	10.000000	10.190761	1.91%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.751191	11.223270	-4.49%	0
2019	9.484089	11.751191	23.90%	0
2018	10.627763	9.484089	-10.76%	0
2017	9.744354	10.627763	9.07%	0
2016	8.746076	9.744354	11.41%	0
2015	10.481450	8.746076	-16.56%	0
2014*	10.000000	10.481450	4.81%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2020	11.688384	9.643777	-17.49%	0
2019	10.217477	11.688384	14.40%	0
2018	11.488422	10.217477	-11.06%	0
2017	10.805891	11.488422	6.32%	0
2016	10.812833	10.805891	-0.06%	0
2015	11.319348	10.812833	-4.47%	0
2014	10.260185	11.319348	10.32%	0
2013	10.316726	10.260185	-0.55%	0
2012	8.193830	10.316726	25.91%	0
2011*	10.000000	8.193830	-18.06%	0
1189

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2020	11.513194	12.366461	7.41%	0
2019	10.091091	11.513194	14.09%	0
2018	11.157644	10.091091	-9.56%	0
2017	9.928388	11.157644	12.38%	0
2016	9.711583	9.928388	2.23%	0
2015	10.722538	9.711583	-9.43%	0
2014	10.849047	10.722538	-1.17%	0
2013	9.672323	10.849047	12.17%	0
2012	8.779921	9.672323	10.16%	0
2011*	10.000000	8.779921	-12.20%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	13.932460	20.353440	46.09%	0
2019	10.823766	13.932460	28.72%	0
2018	13.407225	10.823766	-19.27%	0
2017	11.020495	13.407225	21.66%	0
2016	11.660327	11.020495	-5.49%	0
2015	12.112753	11.660327	-3.74%	0
2014	12.671682	12.112753	-4.41%	0
2013	10.800460	12.671682	17.33%	0
2012	9.649167	10.800460	11.93%	0
2011	11.017705	9.649167	-12.42%	0
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	15.690608	17.028353	8.53%	0
2019	13.406308	15.690608	17.04%	0
2018	14.562813	13.406308	-7.94%	0
2017	12.977649	14.562813	12.21%	0
2016	12.285928	12.977649	5.63%	0
2015	12.555431	12.285928	-2.15%	0
2014	12.341225	12.555431	1.74%	0
2013	10.330451	12.341225	19.46%	0
2012	9.213613	10.330451	12.12%	0
2011*	10.000000	9.213613	-7.86%	0
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	9.732332	9.813508	0.83%	0
2019	9.200105	9.732332	5.79%	0
2018	9.724136	9.200105	-5.39%	0
2017	9.436834	9.724136	3.04%	0
2016	8.962856	9.436834	5.29%	0
2015	9.524940	8.962856	-5.90%	0
2014	9.462179	9.524940	0.66%	0
2013*	10.000000	9.462179	-5.38%	0
1190

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	16.099764	17.215988	6.93%	0
2019	12.849093	16.099764	25.30%	0
2018	13.262998	12.849093	-3.12%	0
2017	11.355386	13.262998	16.80%	0
2016	10.519502	11.355386	7.95%	0
2015	10.755464	10.519502	-2.19%	0
2014*	10.000000	10.755464	7.55%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.596016	18.101335	9.07%	0
2019	13.816402	16.596016	20.12%	0
2018	15.978056	13.816402	-13.53%	0
2017	13.762730	15.978056	16.10%	0
2016	13.105655	13.762730	5.01%	0
2015	13.766457	13.105655	-4.80%	0
2014	13.595537	13.766457	1.26%	0
2013	10.836230	13.595537	25.46%	0
2012	9.628374	10.836230	12.54%	0
2011	10.612818	9.628374	-9.28%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.083122	13.904783	6.28%	0
2019	11.621359	13.083122	12.58%	0
2018	12.792797	11.621359	-9.16%	0
2017	11.781033	12.792797	8.59%	0
2016	11.457032	11.781033	2.83%	0
2015	11.950204	11.457032	-4.13%	0
2014	11.824373	11.950204	1.06%	0
2013	10.642644	11.824373	11.10%	0
2012	9.889998	10.642644	7.61%	0
2011	10.344856	9.889998	-4.40%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.864169	16.055061	8.01%	0
2019	12.757457	14.864169	16.51%	0
2018	14.338002	12.757457	-11.02%	0
2017	12.775936	14.338002	12.23%	0
2016	12.284079	12.775936	4.00%	0
2015	12.847852	12.284079	-4.39%	0
2014	12.664006	12.847852	1.45%	0
2013	10.778937	12.664006	17.49%	0
2012	9.789069	10.778937	10.11%	0
2011	10.462333	9.789069	-6.44%	0
1191

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	10.771937	11.230603	4.26%	0
2019	10.044684	10.771937	7.24%	0
2018	10.645189	10.044684	-5.64%	0
2017	10.328058	10.645189	3.07%	0
2016	10.187588	10.328058	1.38%	0
2015	10.591262	10.187588	-3.81%	0
2014	10.577180	10.591262	0.13%	0
2013	10.402420	10.577180	1.68%	0
2012	9.987131	10.402420	4.16%	0
2011	10.162452	9.987131	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	10.656427	10.846708	1.79%	0
2019	9.659236	10.656427	10.32%	0
2018	10.721951	9.659236	-9.91%	0
2017	9.640400	10.721951	11.22%	0
2016	9.424250	9.640400	2.29%	0
2015	10.162179	9.424250	-7.26%	0
2014	10.255523	10.162179	-0.91%	0
2013*	10.000000	10.255523	2.56%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	11.022716	11.467104	4.03%	0
2019	9.855991	11.022716	11.84%	0
2018	10.947509	9.855991	-9.97%	0
2017	9.590385	10.947509	14.15%	0
2016	9.317481	9.590385	2.93%	0
2015	10.108613	9.317481	-7.83%	0
2014	10.327369	10.108613	-2.12%	0
2013*	10.000000	10.327369	3.27%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.987637	15.002948	7.26%	0
2019	12.218136	13.987637	14.48%	0
2018	13.573220	12.218136	-9.98%	0
2017	12.289380	13.573220	10.45%	0
2016	11.880745	12.289380	3.44%	0
2015	12.392971	11.880745	-4.13%	0
2014	12.230503	12.392971	1.33%	0
2013	10.714066	12.230503	14.15%	0
2012	9.840370	10.714066	8.88%	0
2011	10.397040	9.840370	-5.35%	0
1192

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.576415	16.944083	8.78%	0
2019	13.151035	15.576415	18.44%	0
2018	14.999800	13.151035	-12.33%	0
2017	13.109364	14.999800	14.42%	0
2016	12.573101	13.109364	4.27%	0
2015	13.174048	12.573101	-4.56%	0
2014	13.002402	13.174048	1.32%	0
2013	10.797022	13.002402	20.43%	0
2012	9.724779	10.797022	11.03%	0
2011	10.527089	9.724779	-7.62%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.345061	13.045631	5.67%	0
2019	11.145904	12.345061	10.76%	0
2018	12.079949	11.145904	-7.73%	0
2017	11.343852	12.079949	6.49%	0
2016	11.043364	11.343852	2.72%	0
2015	11.519417	11.043364	-4.13%	0
2014	11.421685	11.519417	0.86%	0
2013	10.596167	11.421685	7.79%	0
2012	9.937830	10.596167	6.62%	0
2011	10.282836	9.937830	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2020	9.794632	10.174067	3.87%	0
2019	9.324952	9.794632	5.04%	0
2018	9.660131	9.324952	-3.47%	0
2017	9.666614	9.660131	-0.07%	0
2016	9.754372	9.666614	-0.90%	0
2015	10.052195	9.754372	-2.96%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.705760	17.06%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	9.989371	10.554812	5.66%	0
2019	9.406486	9.989371	6.20%	0
2018	9.852309	9.406486	-4.53%	0
2017	9.797539	9.852309	0.56%	0
2016	9.783718	9.797539	0.14%	0
2015	10.149231	9.783718	-3.60%	0
2014	9.986412	10.149231	1.63%	0
2013	10.521498	9.986412	-5.09%	0
2012	10.137355	10.521498	3.79%	0
2011*	10.000000	10.137355	1.37%	0
1193

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	10.591286	11.627626	9.78%	0
2019	8.890184	10.591286	19.13%	0
2018	11.111805	8.890184	-19.99%	0
2017	8.102921	11.111805	37.13%	0
2016	7.762354	8.102921	4.39%	0
2015	9.536353	7.762354	-18.60%	0
2014*	10.000000	9.536353	-4.64%	0
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	10.971586	11.270972	2.73%	0
2019	9.867914	10.971586	11.18%	0
2018	10.500298	9.867914	-6.02%	0
2017	10.149442	10.500298	3.46%	0
2016	9.174407	10.149442	10.63%	0
2015	9.721451	9.174407	-5.63%	0
2014*	10.000000	9.721451	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	9.358128	9.619666	2.79%	0
2019	9.087653	9.358128	2.98%	0
2018	9.384514	9.087653	-3.16%	0
2017	9.486174	9.384514	-1.07%	0
2016	9.716733	9.486174	-2.37%	0
2015	10.038531	9.716733	-3.21%	0
2014*	10.000000	10.038531	0.39%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2020	7.497760	7.278619	-2.92%	0
2019	7.621209	7.497760	-1.62%	0
2018	7.777915	7.621209	-2.01%	0
2017	8.008752	7.777915	-2.88%	0
2016	8.264084	8.008752	-3.09%	0
2015	8.528462	8.264084	-3.10%	0
2014	8.801300	8.528462	-3.10%	0
2013	9.082870	8.801300	-3.10%	0
2012	9.374250	9.082870	-3.11%	0
2011	9.673308	9.374250	-3.09%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2020	10.864034	11.320388	4.20%	0
2019	9.207198	10.864034	18.00%	0
2018	11.026220	9.207198	-16.50%	0
2017	9.110559	11.026220	21.03%	0
2016	9.315234	9.110559	-2.20%	0
2015	9.706463	9.315234	-4.03%	0
1194

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	12.642597	13.820823	9.32%	0
2019	10.544544	12.642597	19.90%	0
2018	11.941319	10.544544	-11.70%	0
2017	10.404600	11.941319	14.77%	0
2016	9.807889	10.404600	6.08%	0
2015	10.223750	9.807889	-4.07%	0
2014*	10.000000	10.223750	2.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	11.198730	11.872352	6.02%	0
2019	10.019788	11.198730	11.77%	0
2018	10.869313	10.019788	-7.82%	0
2017	10.092599	10.869313	7.70%	0
2016	9.797078	10.092599	3.02%	0
2015	10.128119	9.797078	-3.27%	0
2014*	10.000000	10.128119	1.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	12.031962	13.013685	8.16%	0
2019	10.352483	12.031962	16.22%	0
2018	11.424906	10.352483	-9.39%	0
2017	10.268637	11.424906	11.26%	0
2016	9.835033	10.268637	4.41%	0
2015	10.203989	9.835033	-3.62%	0
2014*	10.000000	10.203989	2.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	10.185897	10.532969	3.41%	0
2019	9.596859	10.185897	6.14%	0
2018	10.087529	9.596859	-4.86%	0
2017	9.849584	10.087529	2.42%	0
2016	9.748152	9.849584	1.04%	0
2015	10.033459	9.748152	-2.84%	0
2014*	10.000000	10.033459	0.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	10.797022	10.939438	1.32%	0
2019	9.860684	10.797022	9.50%	0
2018	10.784696	9.860684	-8.57%	0
2017	9.759323	10.784696	10.51%	0
2016	9.526872	9.759323	2.44%	0
2015	10.161045	9.526872	-6.24%	0
2014	10.234786	10.161045	-0.72%	0
2013*	10.000000	10.234786	2.35%	0
1195

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	11.283422	11.625545	3.03%	0
2019	10.103708	11.283422	11.68%	0
2018	11.100933	10.103708	-8.98%	0
2017	9.793654	11.100933	13.35%	0
2016	9.449261	9.793654	3.64%	0
2015	10.153183	9.449261	-6.93%	0
2014	10.299468	10.153183	-1.42%	0
2013*	10.000000	10.299468	2.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	11.660415	12.467838	6.92%	0
2019	10.219871	11.660415	14.10%	0
2018	11.183993	10.219871	-8.62%	0
2017	10.219614	11.183993	9.44%	0
2016	9.842558	10.219614	3.83%	0
2015	10.191570	9.842558	-3.42%	0
2014*	10.000000	10.191570	1.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	12.302507	13.390896	8.85%	0
2019	10.421261	12.302507	18.05%	0
2018	11.657385	10.421261	-10.60%	0
2017	10.309626	11.657385	13.07%	0
2016	9.806731	10.309626	5.13%	0
2015	10.194904	9.806731	-3.81%	0
2014*	10.000000	10.194904	1.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	10.903872	11.469554	5.19%	0
2019	9.915715	10.903872	9.97%	0
2018	10.631525	9.915715	-6.73%	0
2017	10.045319	10.631525	5.84%	0
2016	9.806490	10.045319	2.44%	0
2015	10.123340	9.806490	-3.13%	0
2014*	10.000000	10.123340	1.23%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	22.936100	28.874407	25.89%	0
2019	18.176916	22.936100	26.18%	0
2018	19.412332	18.176916	-6.36%	0
2017	15.422975	19.412332	25.87%	0
2016	15.604440	15.422975	-1.16%	0
2015	15.614976	15.604440	-0.07%	0
2014	14.629812	15.614976	6.73%	0
2013	11.232143	14.629812	30.25%	0
2012	9.981272	11.232143	12.53%	0
2011	10.643999	9.981272	-6.23%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.738208	17.38%	0
1196

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	13.042920	14.296158	9.61%	0
2019	10.712288	13.042920	21.76%	0
2018	12.477588	10.712288	-14.15%	0
2017	11.120738	12.477588	12.20%	0
2016	9.539834	11.120738	16.57%	0
2015	10.101044	9.539834	-5.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	20.248107	19.395669	-4.21%	0
2019	16.872377	20.248107	20.01%	0
2018	20.053663	16.872377	-15.86%	0
2017	18.177613	20.053663	10.32%	0
2016	15.950998	18.177613	13.96%	0
2015	16.950516	15.950998	-5.90%	0
2014	14.948450	16.950516	13.39%	0
2013	11.369872	14.948450	31.47%	0
2012	10.085854	11.369872	12.73%	0
2011	10.655251	10.085854	-5.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	15.864694	21.659034	36.52%	0
2019	12.063847	15.864694	31.51%	0
2018	13.526214	12.063847	-10.81%	0
2017	11.172692	13.526214	21.06%	0
2016	10.645065	11.172692	4.96%	0
2015	10.903228	10.645065	-2.37%	0
2014*	10.000000	10.903228	9.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	11.564616	11.783528	1.89%	0
2019	10.028978	11.564616	15.31%	0
2018	12.465126	10.028978	-19.54%	0
2017	11.793818	12.465126	5.69%	0
2016	9.663844	11.793818	22.04%	0
2015	10.612212	9.663844	-8.94%	0
2014*	10.000000	10.612212	6.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	13.239821	15.740440	18.89%	0
2019	10.874275	13.239821	21.75%	0
2018	12.847551	10.874275	-15.36%	0
2017	11.681733	12.847551	9.98%	0
2016	9.813623	11.681733	19.04%	0
2015	10.296002	9.813623	-4.69%	0
2014*	10.000000	10.296002	2.96%	0
1197

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	13.165912	12.030613	-8.62%	0
2019	10.415865	13.165912	26.40%	0
2018	11.205719	10.415865	-7.05%	0
2017	10.893846	11.205719	2.86%	0
2016	10.488431	10.893846	3.87%	0
2015	11.473470	10.488431	-8.59%	0
2014	9.206582	11.473470	24.62%	0
2013*	10.000000	9.206582	-7.93%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2020	14.801006	16.951587	14.53%	0
2019	11.645949	14.801006	27.09%	0
2018	12.602775	11.645949	-7.59%	0
2017	10.700775	12.602775	17.77%	0
2016	9.888590	10.700775	8.21%	0
2015	10.087615	9.888590	-1.97%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	8.668155	8.637313	-0.36%	0
2019	8.594183	8.668155	0.86%	0
2018	8.798494	8.594183	-2.32%	0
2017	8.938044	8.798494	-1.56%	0
2016	8.998972	8.938044	-0.68%	0
2015	9.318664	8.998972	-3.43%	0
2014	9.569524	9.318664	-2.62%	0
2013	9.865278	9.569524	-3.00%	0
2012	9.835164	9.865278	0.31%	0
2011*	10.000000	9.835164	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	12.656265	14.633249	15.62%	0
2019	10.452206	12.656265	21.09%	0
2018	12.169083	10.452206	-14.11%	0
2017	10.997624	12.169083	10.65%	0
2016	9.388850	10.997624	17.13%	0
2015	10.186596	9.388850	-7.83%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	22.563185	35.091854	55.53%	0
2019	17.016427	22.563185	32.60%	0
2018	18.896012	17.016427	-9.95%	0
2017	15.290254	18.896012	23.58%	0
2016	14.877137	15.290254	2.78%	0
2015	15.406442	14.877137	-3.44%	0
2014	15.329207	15.406442	0.50%	0
2013	11.413141	15.329207	34.31%	0
2012	10.274485	11.413141	11.08%	0
2011	11.096472	10.274485	-7.41%	0
1198

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares - Q/NQ
2020	9.251649	9.705207	4.90%	0
2019	8.283571	9.251649	11.69%	0
2018	9.172248	8.283571	-9.69%	0
2017	8.872034	9.172248	3.38%	0
2016	9.214475	8.872034	-3.72%	0
2015	10.016188	9.214475	-8.00%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2020	9.779467	9.969142	1.94%	0
2019	8.783888	9.779467	11.33%	0
2018	9.922969	8.783888	-11.48%	0
2017	9.279083	9.922969	6.94%	0
2016	8.767169	9.279083	5.84%	0
2015	9.765713	8.767169	-10.22%	0
2014	10.108097	9.765713	-3.39%	0
2013*	10.000000	10.108097	1.08%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2020	8.733509	8.667696	-0.75%	0
2019	8.754275	8.733509	-0.24%	0
2018	9.620805	8.754275	-9.01%	0
2017	9.650877	9.620805	-0.31%	0
2016	8.798028	9.650877	9.69%	0
2015	9.380608	8.798028	-6.21%	0
2014	9.546859	9.380608	-1.74%	0
2013*	10.000000	9.546859	-4.53%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.382447	10.856211	4.56%	0
2019	9.588527	10.382447	8.28%	0
2018	10.467202	9.588527	-8.39%	0
2017	9.526510	10.467202	9.87%	0
2016	8.706738	9.526510	9.42%	0
2015	9.894538	8.706738	-12.00%	0
2014	10.164871	9.894538	-2.66%	0
2013	10.478620	10.164871	-2.99%	0
2012	9.419805	10.478620	11.24%	0
2011*	10.000000	9.419805	-5.80%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2020	5.120220	5.022414	-1.91%	0
2019	4.745362	5.120220	7.90%	0
2018	5.708922	4.745362	-16.88%	0
2017	5.772905	5.708922	-1.11%	0
2016	5.185838	5.772905	11.32%	0
2015	7.199665	5.185838	-27.97%	0
2014	9.130287	7.199665	-21.15%	0
2013	11.048258	9.130287	-17.36%	0
2012	10.846757	11.048258	1.86%	0
2011	12.106277	10.846757	-10.40%	0
1199

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2020	9.630364	9.770015	1.45%	0
2019	9.480224	9.630364	1.58%	0
2018	9.695387	9.480224	-2.22%	0
2017	9.536836	9.695387	1.66%	0
2016	9.405347	9.536836	1.40%	0
2015	9.882922	9.405347	-4.83%	0
2014	9.907484	9.882922	-0.25%	0
2013*	10.000000	9.907484	-0.93%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	12.313906	12.717291	3.28%	0
2019	11.083796	12.313906	11.10%	0
2018	12.020386	11.083796	-7.79%	0
2017	11.298816	12.020386	6.39%	0
2016	10.298526	11.298816	9.71%	0
2015	10.885459	10.298526	-5.39%	0
2014	11.078100	10.885459	-1.74%	0
2013	12.298505	11.078100	-9.92%	0
2012	10.778085	12.298505	14.11%	0
2011	10.471595	10.778085	2.93%	0
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2020	9.534079	10.162824	6.59%	0
2019	9.280468	9.534079	2.73%	0
2018	10.008393	9.280468	-7.27%	0
2017	9.516759	10.008393	5.17%	0
2016	9.447899	9.516759	0.73%	0
2015	10.170579	9.447899	-7.11%	0
2014	10.274178	10.170579	-1.01%	0
2013	11.596241	10.274178	-11.40%	0
2012	11.199627	11.596241	3.54%	0
2011	10.755052	11.199627	4.13%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2020	13.274393	13.584902	2.34%	0
2019	11.952531	13.274393	11.06%	0
2018	12.686119	11.952531	-5.78%	0
2017	12.290145	12.686119	3.22%	0
2016	11.287747	12.290145	8.88%	0
2015	11.858654	11.287747	-4.81%	0
2014	11.854812	11.858654	0.03%	0
2013	11.582031	11.854812	2.36%	0
2012	10.467690	11.582031	10.65%	0
2011	10.463293	10.467690	0.04%	0
1200

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	9.398365	10.078025	7.23%	0
2019	9.071511	9.398365	3.60%	0
2018	9.760955	9.071511	-7.06%	0
2017	9.095934	9.760955	7.31%	0
2016	9.121293	9.095934	-0.28%	0
2015	10.140739	9.121293	-10.05%	0
2014	10.433751	10.140739	-2.81%	0
2013	11.524353	10.433751	-9.46%	0
2012	11.302647	11.524353	1.96%	0
2011	10.757826	11.302647	5.06%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	8.583540	8.557792	-0.30%	0
2019	8.523695	8.583540	0.70%	0
2018	8.777092	8.523695	-2.89%	0
2017	8.945096	8.777092	-1.88%	0
2016	9.111563	8.945096	-1.83%	0
2015	9.383470	9.111563	-2.90%	0
2014	9.611738	9.383470	-2.37%	0
2013	9.942315	9.611738	-3.32%	0
2012	9.703294	9.942315	2.46%	0
2011*	10.000000	9.703294	-2.97%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	9.958243	10.472745	5.17%	0
2019	9.493836	9.958243	4.89%	0
2018	9.861875	9.493836	-3.73%	0
2017	9.708822	9.861875	1.58%	0
2016	9.766249	9.708822	-0.59%	0
2015	10.044981	9.766249	-2.77%	0
2014	9.951610	10.044981	0.94%	0
2013	10.485251	9.951610	-5.09%	0
2012	9.882690	10.485251	6.10%	0
2011*	10.000000	9.882690	-1.17%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2020	13.020172	12.865956	-1.18%	0
2019	11.757232	13.020172	10.74%	0
2018	12.636726	11.757232	-6.96%	0
2017	12.184637	12.636726	3.71%	0
2016	11.050440	12.184637	10.26%	0
2015	11.908355	11.050440	-7.20%	0
2014	12.325820	11.908355	-3.39%	0
2013	11.377016	12.325820	8.34%	0
2012	10.149041	11.377016	12.10%	0
2011	10.689931	10.149041	-5.06%	0
1201

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Asia 30 - Q/NQ
2020	9.834959	12.918076	31.35%	0
2019	8.035730	9.834959	22.39%	0
2018	10.189221	8.035730	-21.13%	0
2017	7.912511	10.189221	28.77%	0
2016	8.112999	7.912511	-2.47%	0
2015	9.239393	8.112999	-12.19%	0
2014	9.687046	9.239393	-4.62%	0
2013	8.695063	9.687046	11.41%	0
2012	7.771180	8.695063	11.89%	0
2011	10.985197	7.771180	-29.26%	0
ProFunds - ProFund VP Banks - Q/NQ
2020	18.243246	14.987748	-17.84%	0
2019	13.799751	18.243246	32.20%	0
2018	17.348953	13.799751	-20.46%	0
2017	15.181830	17.348953	14.27%	0
2016	12.713113	15.181830	19.42%	0
2015	13.176949	12.713113	-3.52%	0
2014	12.320043	13.176949	6.96%	0
2013	9.526716	12.320043	29.32%	0
2012	7.370159	9.526716	29.26%	0
2011*	10.000000	7.370159	-26.30%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2020	9.412550	10.624299	12.87%	0
2019	8.251640	9.412550	14.07%	0
2018	10.343892	8.251640	-20.23%	0
2017	8.680833	10.343892	19.16%	0
2016	7.559884	8.680833	14.83%	0
2015	9.063841	7.559884	-16.59%	0
2014	9.198809	9.063841	-1.47%	0
2013	8.015594	9.198809	14.76%	0
2012	7.625564	8.015594	5.11%	0
2011*	10.000000	7.625564	-23.74%	0
ProFunds - ProFund VP Bear - Q/NQ
2020	1.737691	1.252472	-27.92%	0
2019	2.327359	1.737691	-25.34%	0
2018	2.308633	2.327359	0.81%	0
2017	2.904079	2.308633	-20.50%	0
2016	3.446686	2.904079	-15.74%	0
2015	3.741170	3.446686	-7.87%	0
2014	4.502424	3.741170	-16.91%	0
2013	6.326283	4.502424	-28.83%	0
2012	7.828553	6.326283	-19.19%	0
2011	8.866130	7.828553	-11.70%	0
1202

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2020	25.653388	28.680613	11.80%	0
2019	22.733120	25.653388	12.85%	0
2018	25.162943	22.733120	-9.66%	0
2017	21.188948	25.162943	18.76%	0
2016	25.869324	21.188948	-18.09%	0
2015	25.844098	25.869324	0.10%	0
2014	20.558824	25.844098	25.71%	0
2013	12.597151	20.558824	63.20%	0
2012	9.239648	12.597151	36.34%	0
2011*	10.000000	9.239648	-7.60%	0
ProFunds - ProFund VP Bull - Q/NQ
2020	20.030808	22.522002	12.44%	0
2019	16.039170	20.030808	24.89%	0
2018	17.639739	16.039170	-9.07%	0
2017	15.252142	17.639739	15.65%	0
2016	14.352185	15.252142	6.27%	0
2015	14.879526	14.352185	-3.54%	0
2014	13.775668	14.879526	8.01%	0
2013	10.956047	13.775668	25.74%	0
2012	9.928403	10.956047	10.35%	0
2011	10.245296	9.928403	-3.09%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2020	15.943284	20.246698	26.99%	0
2019	13.000150	15.943284	22.64%	0
2018	15.750091	13.000150	-17.46%	0
2017	14.125779	15.750091	11.50%	0
2016	14.077595	14.125779	0.34%	0
2015	13.947272	14.077595	0.93%	0
2014	13.057958	13.947272	6.81%	0
2013	10.490706	13.057958	24.47%	0
2012	9.766504	10.490706	7.42%	0
2011*	10.000000	9.766504	-2.33%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2020	23.009198	28.616393	24.37%	0
2019	19.051169	23.009198	20.78%	0
2018	19.543923	19.051169	-2.52%	0
2017	17.037773	19.543923	14.71%	0
2016	16.874997	17.037773	0.96%	0
2015	16.634767	16.874997	1.44%	0
2014	15.264822	16.634767	8.97%	0
2013	11.262574	15.264822	35.54%	0
2012	9.519775	11.262574	18.31%	0
2011*	10.000000	9.519775	-4.80%	0
1203

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Emerging Markets - Q/NQ
2020	8.154327	10.013050	22.79%	0
2019	6.773635	8.154327	20.38%	0
2018	8.251670	6.773635	-17.91%	0
2017	6.389573	8.251670	29.14%	0
2016	5.939452	6.389573	7.58%	0
2015	7.417621	5.939452	-19.93%	0
2014	7.926162	7.417621	-6.42%	0
2013	8.741283	7.926162	-9.32%	0
2012	8.465470	8.741283	3.26%	0
2011	10.879732	8.465470	-22.19%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2020	10.828449	9.523821	-12.05%	0
2019	9.487277	10.828449	14.14%	0
2018	11.403977	9.487277	-16.81%	0
2017	9.829997	11.403977	16.01%	0
2016	9.408873	9.829997	4.48%	0
2015	10.895278	9.408873	-13.64%	0
2014	12.308334	10.895278	-11.48%	0
2013	10.442644	12.308334	17.87%	0
2012	9.243392	10.442644	12.97%	0
2011	10.468940	9.243392	-11.71%	0
ProFunds - ProFund VP Financials - Q/NQ
2020	18.515717	17.623997	-4.82%	0
2019	14.667882	18.515717	26.23%	0
2018	16.902799	14.667882	-13.22%	0
2017	14.757508	16.902799	14.54%	0
2016	13.205266	14.757508	11.75%	0
2015	13.834531	13.205266	-4.55%	0
2014	12.643829	13.834531	9.42%	0
2013	9.879126	12.643829	27.99%	0
2012	8.174256	9.879126	20.86%	0
2011*	10.000000	8.174256	-18.26%	0
ProFunds - ProFund VP Health Care - Q/NQ
2020	22.730830	25.206016	10.89%	0
2019	19.651372	22.730830	15.67%	0
2018	19.422203	19.651372	1.18%	0
2017	16.574605	19.422203	17.18%	0
2016	17.825984	16.574605	-7.02%	0
2015	17.516404	17.825984	1.77%	0
2014	14.613324	17.516404	19.87%	0
2013	10.790445	14.613324	35.43%	0
2012	9.485402	10.790445	13.76%	0
2011*	10.000000	9.485402	-5.15%	0
1204

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2020	17.917175	20.271668	13.14%	0
2019	14.169581	17.917175	26.45%	0
2018	16.765946	14.169581	-15.49%	0
2017	14.134697	16.765946	18.62%	0
2016	12.408360	14.134697	13.91%	0
2015	13.258877	12.408360	-6.41%	0
2014	12.960272	13.258877	2.30%	0
2013	9.678563	12.960272	33.91%	0
2012	8.625987	9.678563	12.20%	0
2011*	10.000000	8.625987	-13.74%	0
ProFunds - ProFund VP International - Q/NQ
2020	10.308490	10.478113	1.65%	0
2019	8.919440	10.308490	15.57%	0
2018	10.928886	8.919440	-18.39%	0
2017	9.259204	10.928886	18.03%	0
2016	9.643856	9.259204	-3.99%	0
2015	10.315896	9.643856	-6.51%	0
2014	11.585405	10.315896	-10.96%	0
2013	10.005556	11.585405	15.79%	0
2012	8.907126	10.005556	12.33%	0
2011	10.730478	8.907126	-16.99%	0
ProFunds - ProFund VP Internet - Q/NQ
2020	25.537551	37.323316	46.15%	0
2019	22.328005	25.537551	14.37%	0
2018	21.962930	22.328005	1.66%	0
2017	16.657808	21.962930	31.85%	0
2016	16.288567	16.657808	2.27%	0
2015	13.966913	16.288567	16.62%	0
2014	14.253948	13.966913	-2.01%	0
2013	9.695861	14.253948	47.01%	0
2012	8.355369	9.695861	16.04%	0
2011*	10.000000	8.355369	-16.45%	0
ProFunds - ProFund VP Japan - Q/NQ
2020	13.581210	15.257223	12.34%	0
2019	11.679901	13.581210	16.28%	0
2018	13.643307	11.679901	-14.39%	0
2017	11.885382	13.643307	14.79%	0
2016	12.214051	11.885382	-2.69%	0
2015	11.912766	12.214051	2.53%	0
2014	11.909671	11.912766	0.03%	0
2013	8.291118	11.909671	43.64%	0
2012	6.959766	8.291118	19.13%	0
2011	8.816769	6.959766	-21.06%	0
1205

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2020	29.384836	41.450423	41.06%	0
2019	22.182974	29.384836	32.47%	0
2018	23.333127	22.182974	-4.93%	0
2017	18.467997	23.333127	26.34%	0
2016	18.105499	18.467997	2.00%	0
2015	17.388430	18.105499	4.12%	0
2014	15.336456	17.388430	13.38%	0
2013	11.786902	15.336456	30.11%	0
2012	10.465953	11.786902	12.62%	0
2011	10.645094	10.465953	-1.68%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2020	7.644148	4.854161	-36.50%	0
2019	7.269545	7.644148	5.15%	0
2018	9.405772	7.269545	-22.71%	0
2017	10.024022	9.405772	-6.17%	0
2016	8.329442	10.024022	20.34%	0
2015	11.218289	8.329442	-25.75%	0
2014	12.989094	11.218289	-13.63%	0
2013	10.803876	12.989094	20.23%	0
2012	10.836399	10.803876	-0.30%	0
2011	10.936699	10.836399	-0.92%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2020	16.648076	18.150666	9.03%	0
2019	15.065468	16.648076	10.50%	0
2018	16.578061	15.065468	-9.12%	0
2017	15.501360	16.578061	6.95%	0
2016	16.616382	15.501360	-6.71%	0
2015	16.418520	16.616382	1.21%	0
2014	14.195413	16.418520	15.66%	0
2013	11.129376	14.195413	27.55%	0
2012	10.268889	11.129376	8.38%	0
2011*	10.000000	10.268889	2.69%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2020	3.572000	4.295780	20.26%	0
2019	2.525132	3.572000	41.46%	0
2018	3.012144	2.525132	-16.17%	0
2017	2.952384	3.012144	2.02%	0
2016	1.955186	2.952384	51.00%	0
2015	3.005148	1.955186	-34.94%	0
2014	4.073715	3.005148	-26.23%	0
2013	6.775063	4.073715	-39.87%	0
2012	8.182754	6.775063	-17.20%	0
2011*	10.000000	8.182754	-18.17%	0
1206

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Real Estate - Q/NQ
2020	14.305755	12.989752	-9.20%	0
2019	11.646811	14.305755	22.83%	0
2018	12.747913	11.646811	-8.64%	0
2017	12.174511	12.747913	4.71%	0
2016	11.882522	12.174511	2.46%	0
2015	12.223039	11.882522	-2.79%	0
2014	10.089682	12.223039	21.14%	0
2013	10.402951	10.089682	-3.01%	0
2012	9.162923	10.402951	13.53%	0
2011*	10.000000	9.162923	-8.37%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2020	2.189109	1.554830	-28.97%	0
2019	2.735573	2.189109	-19.98%	0
2018	2.710773	2.735573	0.91%	0
2017	3.175320	2.710773	-14.63%	0
2016	3.454997	3.175320	-8.09%	0
2015	3.623043	3.454997	-4.64%	0
2014	5.361364	3.623043	-32.42%	0
2013	4.750138	5.361364	12.87%	0
2012	5.267953	4.750138	-9.83%	0
2011	8.698374	5.267953	-39.44%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2020	26.318763	36.941958	40.36%	0
2019	18.134141	26.318763	45.13%	0
2018	20.851371	18.134141	-13.03%	0
2017	15.872536	20.851371	31.37%	0
2016	12.825123	15.872536	23.76%	0
2015	13.627345	12.825123	-5.89%	0
2014	10.453495	13.627345	30.36%	0
2013	8.082160	10.453495	29.34%	0
2012	8.704424	8.082160	-7.15%	0
2011*	10.000000	8.704424	-12.96%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2020	3.464598	2.290956	-33.88%	0
2019	4.525530	3.464598	-23.44%	0
2018	4.148850	4.525530	9.08%	0
2017	5.933340	4.148850	-30.08%	0
2016	7.309918	5.933340	-18.83%	0
2015	6.764485	7.309918	8.06%	0
2014	7.191510	6.764485	-5.94%	0
2013	7.438690	7.191510	-3.32%	0
2012	8.829091	7.438690	-15.75%	0
2011	8.232973	8.829091	7.24%	0
1207

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2020	2.873353	2.312436	-19.52%	0
2019	3.590764	2.873353	-19.98%	0
2018	3.209548	3.590764	11.88%	0
2017	4.173177	3.209548	-23.09%	0
2016	4.576197	4.173177	-8.81%	0
2015	4.908224	4.576197	-6.76%	0
2014	4.927286	4.908224	-0.39%	0
2013	6.437371	4.927286	-23.46%	0
2012	8.321216	6.437371	-22.64%	0
2011	8.434537	8.321216	-1.34%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2020	1.090574	0.604686	-44.55%	0
2019	1.564392	1.090574	-30.29%	0
2018	1.662720	1.564392	-5.91%	0
2017	2.295290	1.662720	-27.56%	0
2016	2.633477	2.295290	-12.84%	0
2015	3.125469	2.633477	-15.74%	0
2014	4.001000	3.125469	-21.88%	0
2013	5.848943	4.001000	-31.59%	0
2012	7.433993	5.848943	-21.32%	0
2011	8.568994	7.433993	-13.25%	0
ProFunds - ProFund VP Technology - Q/NQ
2020	25.630611	35.964888	40.32%	0
2019	18.218408	25.630611	40.69%	0
2018	19.246488	18.218408	-5.34%	0
2017	14.691048	19.246488	31.01%	0
2016	13.494053	14.691048	8.87%	0
2015	13.599026	13.494053	-0.77%	0
2014	11.881545	13.599026	14.46%	0
2013	9.794078	11.881545	21.31%	0
2012	9.163554	9.794078	6.88%	0
2011*	10.000000	9.163554	-8.36%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2020	11.304137	11.298836	-0.05%	0
2019	10.164564	11.304137	11.21%	0
2018	12.358489	10.164564	-17.75%	0
2017	13.029443	12.358489	-5.15%	0
2016	11.051525	13.029443	17.90%	0
2015	11.234071	11.051525	-1.62%	0
2014	11.528311	11.234071	-2.55%	0
2013	10.615825	11.528311	8.60%	0
2012	9.402975	10.615825	12.90%	0
2011*	10.000000	9.402975	-5.97%	0
1208

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2020	14.431268	16.877140	16.95%	0
2019	12.597535	14.431268	14.56%	0
2018	13.748365	12.597535	-8.37%	0
2017	12.957668	13.748365	6.10%	0
2016	13.412325	12.957668	-3.39%	0
2015	14.668849	13.412325	-8.57%	0
2014	11.098898	14.668849	32.16%	536
2013	14.160183	11.098898	-21.62%	0
2012	14.473579	14.160183	-2.17%	0
2011	10.407079	14.473579	39.07%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2020	91.824014	165.772705	80.53%	0
2019	52.742363	91.824014	74.10%	0
2018	60.243237	52.742363	-12.45%	0
2017	36.928470	60.243237	63.13%	0
2016	35.081355	36.928470	5.27%	0
2015	31.868284	35.081355	10.08%	0
2014	24.210351	31.868284	31.63%	0
2013	13.954043	24.210351	73.50%	0
2012	10.766953	13.954043	29.60%	0
2011	11.245036	10.766953	-4.25%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2020	0.129481	0.035804	-72.35%	0
2019	0.269978	0.129481	-52.04%	0
2018	0.315210	0.269978	-14.35%	0
2017	0.590771	0.315210	-46.64%	0
2016	0.764049	0.590771	-22.68%	0
2015	1.069297	0.764049	-28.55%	0
2014	1.717694	1.069297	-37.75%	0
2013	3.451263	1.717694	-50.23%	0
2012	5.499150	3.451263	-37.24%	0
2011	7.291903	5.499150	-24.59%	0
ProFunds - ProFund VP Utilities - Q/NQ
2020	17.872649	16.902792	-5.43%	0
2019	15.010687	17.872649	19.07%	0
2018	15.059314	15.010687	-0.32%	0
2017	14.045310	15.059314	7.22%	0
2016	12.594383	14.045310	11.52%	0
2015	13.886439	12.594383	-9.30%	0
2014	11.383813	13.886439	21.98%	0
2013	10.367724	11.383813	9.80%	0
2012	10.685150	10.367724	-2.97%	0
2011*	10.000000	10.685150	6.85%	0
1209

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2020	5.809552	5.152873	-11.30%	0
2019	4.669531	5.809552	24.41%	0
2018	5.964519	4.669531	-21.71%	0
2017	5.471663	5.964519	9.01%	0
2016	4.436995	5.471663	23.32%	0
2015	4.812922	4.436995	-7.81%	0
2014	4.802694	4.812922	0.21%	0
2013	3.836596	4.802694	25.18%	0
2012	3.187649	3.836596	20.36%	0
2011	4.229865	3.187649	-24.64%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2020	12.078909	14.016384	16.04%	0
2019	10.265168	12.078909	17.67%	0
2018	12.834919	10.265168	-20.02%	0
2017	10.906340	12.834919	17.68%	0
2016	8.600080	10.906340	26.82%	0
2015	10.731882	8.600080	-19.86%	0
2014	11.280258	10.731882	-4.86%	0
2013	11.497559	11.280258	-1.89%	0
2012	10.717007	11.497559	7.28%	0
2011	13.238427	10.717007	-19.05%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2020	29.536094	34.720746	17.55%	0
2019	24.449331	29.536094	20.81%	0
2018	27.868692	24.449331	-12.27%	0
2017	22.216865	27.868692	25.44%	0
2016	28.536788	22.216865	-22.15%	0
2015	27.149523	28.536788	5.11%	0
2014	21.114117	27.149523	28.58%	0
2013	14.130046	21.114117	49.43%	0
2012	10.724121	14.130046	31.76%	0
2011	10.006594	10.724121	7.17%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2020	2.241614	1.678451	-25.12%	0
2019	2.007185	2.241614	11.68%	0
2018	2.440980	2.007185	-17.77%	0
2017	2.412006	2.440980	1.20%	0
2016	2.254450	2.412006	6.99%	0
2015	3.514789	2.254450	-35.86%	0
2014	5.496983	3.514789	-36.06%	0
2013	5.861087	5.496983	-6.21%	0
2012	6.135483	5.861087	-4.47%	0
2011	6.781946	6.135483	-9.53%	0
1210

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2020	19.633427	20.465885	4.24%	0
2019	16.562887	19.633427	18.54%	0
2018	19.454581	16.562887	-14.86%	0
2017	17.999953	19.454581	8.08%	0
2016	17.619623	17.999953	2.16%	0
2015	17.118073	17.619623	2.93%	0
2014	15.685073	17.118073	9.14%	0
2013	12.620979	15.685073	24.28%	0
2012	11.945026	12.620979	5.66%	0
2011	10.834994	11.945026	10.24%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2020	30.079582	29.650836	-1.43%	0
2019	21.049768	30.079582	42.90%	0
2018	25.332267	21.049768	-16.91%	0
2017	16.489879	25.332267	53.62%	0
2016	13.016643	16.489879	26.68%	0
2015	14.024633	13.016643	-7.19%	0
2014	12.391198	14.024633	13.18%	0
2013	7.859396	12.391198	57.66%	0
2012	6.924220	7.859396	13.51%	0
2011	6.549997	6.924220	5.71%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2020	19.974393	30.188212	51.13%	0
2019	12.941164	19.974393	54.35%	0
2018	15.302042	12.941164	-15.43%	0
2017	12.047717	15.302042	27.01%	0
2016	9.998386	12.047717	20.50%	0
2015	10.105706	9.998386	-1.06%	0
2014	8.428240	10.105706	19.90%	0
2013	6.440212	8.428240	30.87%	0
2012	6.577726	6.440212	-2.09%	0
2011	8.128041	6.577726	-19.07%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2020	5.248947	3.347705	-36.22%	0
2019	5.071345	5.248947	3.50%	0
2018	7.025059	5.071345	-27.81%	0
2017	7.733683	7.025059	-9.16%	0
2016	6.074922	7.733683	27.31%	0
2015	8.985572	6.074922	-32.39%	0
2014	11.395905	8.985572	-21.15%	0
2013	9.525051	11.395905	19.64%	0
2012	9.599894	9.525051	-0.78%	0
2011	10.521827	9.599894	-8.76%	0
1211

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2020	2.355496	1.430180	-39.28%	0
2019	2.432346	2.355496	-3.16%	0
2018	4.619724	2.432346	-47.35%	0
2017	5.859618	4.619724	-21.16%	0
2016	4.909913	5.859618	19.34%	0
2015	7.419182	4.909913	-33.82%	0
2014	10.836413	7.419182	-31.53%	0
2013	9.026653	10.836413	20.05%	0
2012	9.278771	9.026653	-2.72%	0
2011	10.556201	9.278771	-12.10%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2020	5.536510	5.377515	-2.87%	0
2019	4.448851	5.536510	24.45%	0
2018	5.667577	4.448851	-21.50%	0
2017	4.547586	5.667577	24.63%	0
2016	4.969967	4.547586	-8.50%	0
2015	5.526204	4.969967	-10.07%	0
2014	6.517188	5.526204	-15.21%	0
2013	5.428551	6.517188	20.05%	0
2012	4.605131	5.428551	17.88%	0
2011	5.600047	4.605131	-17.77%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2020	8.623485	8.347084	-3.21%	0
2019	6.948462	8.623485	24.11%	0
2018	8.176015	6.948462	-15.01%	0
2017	7.299855	8.176015	12.00%	0
2016	6.503444	7.299855	12.25%	0
2015	6.990188	6.503444	-6.96%	0
2014	6.407714	6.990188	9.09%	0
2013	5.184119	6.407714	23.60%	0
2012	4.361076	5.184119	18.87%	0
2011	5.289897	4.361076	-17.56%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2020	14.351895	16.959967	18.17%	0
2019	12.684568	14.351895	13.14%	0
2018	13.828962	12.684568	-8.28%	0
2017	13.016636	13.828962	6.24%	0
2016	13.477576	13.016636	-3.42%	0
2015	14.655638	13.477576	-8.04%	0
2014	11.231593	14.655638	30.49%	0
2013	14.178962	11.231593	-20.79%	0
2012	14.206854	14.178962	-0.20%	0
2011	10.361667	14.206854	37.11%	0
1212

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2020	22.085409	25.398557	15.00%	0
2019	18.595528	22.085409	18.77%	0
2018	18.957462	18.595528	-1.91%	0
2017	15.922236	18.957462	19.06%	0
2016	18.194600	15.922236	-12.49%	0
2015	17.963033	18.194600	1.29%	0
2014	14.875263	17.963033	20.76%	0
2013	10.824535	14.875263	37.42%	0
2012	9.534967	10.824535	13.52%	0
2011	9.398743	9.534967	1.45%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2020	11.359441	10.955757	-3.55%	0
2019	10.297896	11.359441	10.31%	0
2018	10.722016	10.297896	-3.96%	0
2017	10.353171	10.722016	3.56%	0
2016	9.571394	10.353171	8.17%	0
2015	9.948234	9.571394	-3.79%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2020	24.691445	38.333252	55.25%	0
2019	20.309515	24.691445	21.58%	0
2018	21.656488	20.309515	-6.22%	0
2017	16.681637	21.656488	29.82%	0
2016	16.482022	16.681637	1.21%	0
2015	15.697236	16.482022	5.00%	0
2014	15.888630	15.697236	-1.20%	0
2013	10.842146	15.888630	46.55%	0
2012	9.377515	10.842146	15.62%	0
2011	10.987025	9.377515	-14.65%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2020	0.226103	0.118816	-47.45%	0
2019	0.365143	0.226103	-38.08%	0
2018	0.371555	0.365143	-1.73%	0
2017	0.628087	0.371555	-40.84%	0
2016	0.921285	0.628087	-31.82%	0
2015	1.033832	0.921285	-10.89%	0
2014	1.363770	1.033832	-24.19%	0
2013	2.508300	1.363770	-45.63%	0
2012	3.338540	2.508300	-24.87%	0
2011	4.724178	3.338540	-29.33%	0
1213

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2020	2.050702	1.568010	-23.54%	0
2019	2.440747	2.050702	-15.98%	0
2018	2.427278	2.440747	0.55%	0
2017	2.749042	2.427278	-11.70%	0
2016	2.922718	2.749042	-5.94%	0
2015	3.053374	2.922718	-4.28%	0
2014	4.196571	3.053374	-27.24%	0
2013	3.757360	4.196571	11.69%	0
2012	4.134016	3.757360	-9.11%	0
2011	6.132917	4.134016	-32.59%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2020	1.228551	0.894103	-27.22%	0
2019	1.590993	1.228551	-22.78%	0
2018	1.480692	1.590993	7.45%	0
2017	1.767351	1.480692	-16.22%	0
2016	2.255235	1.767351	-21.63%	0
2015	2.353875	2.255235	-4.19%	0
2014	2.746689	2.353875	-14.30%	0
2013	3.913667	2.746689	-29.82%	0
2012	4.947716	3.913667	-20.90%	0
2011	5.509701	4.947716	-10.20%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2020	0.716712	0.430563	-39.93%	0
2019	1.027472	0.716712	-30.25%	0
2018	1.090697	1.027472	-5.80%	0
2017	1.493884	1.090697	-26.99%	0
2016	1.703029	1.493884	-12.28%	0
2015	2.017192	1.703029	-15.57%	0
2014	2.558403	2.017192	-21.15%	0
2013	3.721483	2.558403	-31.25%	0
2012	4.721258	3.721483	-21.18%	0
2011	5.417871	4.721258	-12.86%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2020	1.196818	0.802390	-32.96%	0
2019	1.555891	1.196818	-23.08%	0
2018	1.445055	1.555891	7.67%	0
2017	1.723661	1.445055	-16.16%	0
2016	2.231206	1.723661	-22.75%	0
2015	2.300267	2.231206	-3.00%	0
2014	2.604294	2.300267	-11.67%	0
2013	3.886674	2.604294	-32.99%	0
2012	4.901228	3.886674	-20.70%	0
2011	5.474412	4.901228	-10.47%	0
1214

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2020	1.449612	1.053125	-27.35%	0
2019	1.940644	1.449612	-25.30%	0
2018	1.926657	1.940644	0.73%	0
2017	2.405529	1.926657	-19.91%	0
2016	2.821022	2.405529	-14.73%	0
2015	3.046374	2.821022	-7.40%	0
2014	3.675078	3.046374	-17.11%	0
2013	5.161369	3.675078	-28.80%	0
2012	6.416592	5.161369	-19.56%	0
2011	7.279706	6.416592	-11.86%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2020	12.913636	17.577217	36.11%	0
2019	9.585610	12.913636	34.72%	0
2018	12.841186	9.585610	-25.35%	0
2017	8.815960	12.841186	45.66%	0
2016	8.356336	8.815960	5.50%	0
2015	7.699950	8.356336	8.52%	0
2014	9.394024	7.699950	-18.03%	0
2013	6.214356	9.394024	51.17%	0
2012	5.340084	6.214356	16.37%	0
2011	7.756053	5.340084	-31.15%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2020	17.232829	20.207545	17.26%	0
2019	13.756170	17.232829	25.27%	0
2018	16.402969	13.756170	-16.14%	0
2017	14.092002	16.402969	16.40%	0
2016	13.272099	14.092002	6.18%	0
2015	13.655290	13.272099	-2.81%	0
2014	13.110659	13.655290	4.15%	0
2013	9.500524	13.110659	38.00%	0
2012	8.082013	9.500524	17.55%	0
2011	8.140501	8.082013	-0.72%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2020	21.308725	22.855090	7.26%	0
2019	16.156452	21.308725	31.89%	0
2018	20.690141	16.156452	-21.91%	0
2017	17.436215	20.690141	18.66%	0
2016	13.878309	17.436215	25.64%	0
2015	15.156345	13.878309	-8.43%	0
2014	13.973563	15.156345	8.46%	0
2013	9.598485	13.973563	45.58%	0
2012	7.967736	9.598485	20.47%	0
2011	8.897846	7.967736	-10.45%	0
1215

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2020	80.560446	145.880452	81.08%	0
2019	46.057973	80.560446	74.91%	0
2018	52.420647	46.057973	-12.14%	0
2017	31.913812	52.420647	64.26%	0
2016	30.047866	31.913812	6.21%	0
2015	27.052072	30.047866	11.07%	0
2014	20.440644	27.052072	32.34%	0
2013	11.704594	20.440644	74.64%	0
2012	9.006287	11.704594	29.96%	0
2011	9.357073	9.006287	-3.75%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2020	31.575143	44.354109	40.47%	0
2019	23.808648	31.575143	32.62%	0
2018	25.027506	23.808648	-4.87%	0
2017	19.695807	25.027506	27.07%	0
2016	19.177023	19.695807	2.71%	0
2015	18.283672	19.177023	4.89%	0
2014	16.065552	18.283672	13.81%	0
2013	12.315528	16.065552	30.45%	0
2012	10.884860	12.315528	13.14%	0
2011	10.993810	10.884860	-0.99%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2020	21.706637	25.246882	16.31%	0
2019	15.444343	21.706637	40.55%	0
2018	17.776367	15.444343	-13.12%	0
2017	13.919332	17.776367	27.71%	0
2016	12.411865	13.919332	12.15%	0
2015	12.901663	12.411865	-3.80%	0
2014	11.227463	12.901663	14.91%	0
2013	7.776540	11.227463	44.38%	0
2012	6.565331	7.776540	18.45%	0
2011	6.855006	6.565331	-4.23%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2020	5.329457	6.935914	30.14%	0
2019	3.613577	5.329457	47.48%	0
2018	4.472690	3.613577	-19.21%	0
2017	4.310039	4.472690	3.77%	0
2016	2.686965	4.310039	60.41%	0
2015	3.982752	2.686965	-32.53%	0
2014	4.973096	3.982752	-19.91%	0
2013	9.522744	4.973096	-47.78%	0
2012	10.248129	9.522744	-7.08%	0
2011	13.944156	10.248129	-26.51%	0
1216

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2020	10.362498	9.456894	-8.74%	0
2019	8.594098	10.362498	20.58%	0
2018	9.572410	8.594098	-10.22%	0
2017	9.261405	9.572410	3.36%	0
2016	8.675944	9.261405	6.75%	0
2015	9.185401	8.675944	-5.55%	0
2014	7.833411	9.185401	17.26%	0
2013	7.777288	7.833411	0.72%	0
2012	6.782423	7.777288	14.67%	0
2011	6.843928	6.782423	-0.90%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2020	17.326717	24.122627	39.22%	0
2019	14.364966	17.326717	20.62%	0
2018	15.322206	14.364966	-6.25%	0
2017	14.014082	15.322206	9.33%	0
2016	14.417807	14.014082	-2.80%	0
2015	15.079277	14.417807	-4.39%	0
2014	14.322027	15.079277	5.29%	0
2013	10.883756	14.322027	31.59%	0
2012	9.619406	10.883756	13.14%	0
2011	9.426961	9.619406	2.04%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2020	15.769017	18.342602	16.32%	0
2019	12.021780	15.769017	31.17%	0
2018	15.427973	12.021780	-22.08%	0
2017	13.265068	15.427973	16.31%	0
2016	10.495819	13.265068	26.38%	0
2015	11.913025	10.495819	-11.90%	0
2014	11.788752	11.913025	1.05%	0
2013	7.672371	11.788752	53.65%	0
2012	6.484969	7.672371	18.31%	0
2011	7.620835	6.484969	-14.90%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2020	25.085565	28.707154	14.44%	0
2019	15.929348	25.085565	57.48%	0
2018	19.436541	15.929348	-18.04%	0
2017	13.977210	19.436541	39.06%	0
2016	11.978850	13.977210	16.68%	0
2015	12.570718	11.978850	-4.71%	0
2014	10.407000	12.570718	20.79%	0
2013	6.365615	10.407000	63.49%	0
2012	5.077479	6.365615	25.37%	0
2011	5.455071	5.077479	-6.92%	0
1217

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2020	21.420699	26.428707	23.38%	0
2019	17.461221	21.420699	22.68%	0
2018	19.099173	17.461221	-8.58%	0
2017	15.843160	19.099173	20.55%	0
2016	15.937861	15.843160	-0.59%	0
2015	16.271984	15.937861	-2.05%	0
2014	14.937328	16.271984	8.94%	0
2013	10.907902	14.937328	36.94%	0
2012	9.935288	10.907902	9.79%	0
2011	10.365285	9.935288	-4.15%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2020	15.265908	13.229965	-13.34%	0
2019	12.780146	15.265908	19.45%	0
2018	15.218014	12.780146	-16.02%	0
2017	13.553312	15.218014	12.28%	0
2016	11.913038	13.553312	13.77%	0
2015	13.566830	11.913038	-12.19%	0
2014	12.619809	13.566830	7.50%	0
2013	8.965220	12.619809	40.76%	0
2012	7.569982	8.965220	18.43%	0
2011	8.067387	7.569982	-6.17%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2020	18.172313	22.973911	26.42%	0
2019	16.249503	18.172313	11.83%	0
2018	19.692755	16.249503	-17.48%	0
2017	17.110443	19.692755	15.09%	0
2016	17.192277	17.110443	-0.48%	0
2015	17.511239	17.192277	-1.82%	0
2014	18.356686	17.511239	-4.61%	0
2013	14.131662	18.356686	29.90%	0
2012	12.567252	14.131662	12.45%	0
2011	13.054395	12.567252	-3.73%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2020	13.805240	14.369376	4.09%	0
2019	11.633982	13.805240	18.66%	0
2018	14.821376	11.633982	-21.51%	0
2017	13.516867	14.821376	9.65%	0
2016	10.821789	13.516867	24.90%	0
2015	12.671657	10.821789	-14.60%	0
2014	12.253243	12.671657	3.41%	0
2013	9.311173	12.253243	31.60%	0
2012	8.214312	9.311173	13.35%	0
2011	9.129529	8.214312	-10.02%	0
1218

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2020	17.147675	19.234455	12.17%	0
2019	15.719688	17.147675	9.08%	0
2018	17.836228	15.719688	-11.87%	0
2017	15.855155	17.836228	12.49%	0
2016	13.784389	15.855155	15.02%	0
2015	14.278714	13.784389	-3.46%	0
2014	14.735704	14.278714	-3.10%	0
2013	10.761582	14.735704	36.93%	0
2012	10.041449	10.761582	7.17%	0
2011	10.010135	10.041449	0.31%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2020	10.956543	9.982946	-8.89%	0
2019	9.369533	10.956543	16.94%	0
2018	12.177079	9.369533	-23.06%	0
2017	12.600554	12.177079	-3.36%	0
2016	9.869800	12.600554	27.67%	0
2015	11.781322	9.869800	-16.23%	0
2014	12.000769	11.781322	-1.83%	0
2013	8.670823	12.000769	38.40%	0
2012	7.433814	8.670823	16.64%	0
2011	8.471267	7.433814	-12.25%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2020	5.993751	4.992702	-16.70%	0
2019	5.912751	5.993751	1.37%	0
2018	5.457750	5.912751	8.34%	0
2017	6.838956	5.457750	-20.20%	0
2016	6.595325	6.838956	3.69%	0
2015	6.004584	6.595325	9.84%	0
2014	5.040710	6.004584	19.12%	0
2013	5.361155	5.040710	-5.98%	0
2012	5.904037	5.361155	-9.20%	0
2011	6.363495	5.904037	-7.22%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2020	21.874505	31.636309	44.63%	0
2019	16.153632	21.874505	35.42%	0
2018	16.926355	16.153632	-4.57%	0
2017	13.168856	16.926355	28.53%	0
2016	12.234233	13.168856	7.64%	0
2015	12.486674	12.234233	-2.02%	0
2014	11.687535	12.486674	6.84%	0
2013	8.908247	11.687535	31.20%	0
2012	8.210045	8.908247	8.50%	0
2011	9.330628	8.210045	-12.01%	0
1219

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2020	8.083973	8.577173	6.10%	0
2019	7.369013	8.083973	9.70%	0
2018	8.031470	7.369013	-8.25%	0
2017	7.829397	8.031470	2.58%	0
2016	6.881458	7.829397	13.78%	0
2015	7.613958	6.881458	-9.62%	0
2014	7.657301	7.613958	-0.57%	0
2013	6.727346	7.657301	13.82%	0
2012	6.621339	6.727346	1.60%	0
2011	7.982524	6.621339	-17.05%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2020	14.779281	20.139816	36.27%	0
2019	12.476775	14.779281	18.45%	0
2018	16.108270	12.476775	-22.54%	0
2017	13.622341	16.108270	18.25%	0
2016	12.178153	13.622341	11.86%	0
2015	14.628627	12.178153	-16.75%	0
2014	12.293462	14.628627	19.00%	8,585
2013	8.421673	12.293462	45.97%	0
2012	7.391894	8.421673	13.93%	0
2011	8.582319	7.391894	-13.87%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2020	16.135640	14.832845	-8.07%	0
2019	13.991493	16.135640	15.32%	0
2018	13.915256	13.991493	0.55%	0
2017	12.934221	13.915256	7.58%	0
2016	11.472220	12.934221	12.74%	0
2015	12.780148	11.472220	-10.23%	0
2014	10.731916	12.780148	19.09%	0
2013	9.747033	10.731916	10.10%	0
2012	9.948485	9.747033	-2.02%	0
2011	8.827993	9.948485	12.69%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2020	4.061896	4.317502	6.29%	0
2019	4.405398	4.061896	-7.80%	0
2018	5.145744	4.405398	-14.39%	0
2017	4.450345	5.145744	15.63%	0
2016	5.030576	4.450345	-11.53%	0
2015	6.242055	5.030576	-19.41%	0
2014	8.249775	6.242055	-24.34%	0
2013	8.760351	8.249775	-5.83%	0
2012	8.971176	8.760351	-2.35%	0
2011	9.611718	8.971176	-6.66%	0
1220

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Merger Fund VL - The Merger Fund VL - Q/NQ
2020	9.963349	10.366873	4.05%	0
2019	9.684897	9.963349	2.88%	0
2018	9.334164	9.684897	3.76%	0
2017	9.391130	9.334164	-0.61%	0
2016	9.459682	9.391130	-0.72%	0
2015	9.851536	9.459682	-3.98%	0
2014	10.028883	9.851536	-1.77%	0
2013*	10.000000	10.028883	0.29%	0
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	4.119043	4.754181	15.42%	0
2019	3.799796	4.119043	8.40%	0
2018	5.468557	3.799796	-30.52%	0
2017	5.740471	5.468557	-4.74%	0
2016	4.121875	5.740471	39.27%	0
2015	6.391972	4.121875	-35.51%	0
2014	8.154651	6.391972	-21.62%	0
2013	7.613537	8.154651	7.11%	0
2012	7.600402	7.613537	0.17%	0
2011*	10.000000	7.600402	-24.00%	0
1221

NATIONWIDE

VARIABLE

ACCOUNT-4

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-4:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-4 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3) (1)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG) (1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

2

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares (GVHQFA)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Guggenheim Variable Fund - Long Short Equity Fund (RSRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

3

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Guggenheim Variable Fund - Global Managed Futures Strategy (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

INVESCO INVESTMENTS

Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS) (1)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS) (1)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS) (1)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS) (1)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)

Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

Legg Mason ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

4

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

5

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2) (1)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2) (1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

6

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF) (1)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (NBARMS)

NORTHERN LIGHTS

Northern Lights Variable Trust - 7Twelve Balanced Portfolio (NO7TB)

Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)

Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PRO FUNDS

ProFund VP Asia 30 (PROA30)

ProFund VP Access High Yield Fund (PROAHY)

ProFund VP Biotechnology (PROBIO)

ProFund VP Bull (PROBL)

ProFund VP Basic Materials (PROBM)

ProFund VP Banks (PROBNK)

ProFund VP Bear (PROBR)

ProFund VP Consumer Goods (PROCG)

ProFund VP Consumer Services (PROCS)

ProFund VP Europe 30 (PROE30)

ProFund VP Emerging Markets (PROEM)

ProFund VP Financials (PROFIN)

ProFund VP U.S. Government Plus (PROGVP)

ProFund VP Health Care (PROHC)

ProFund VP Industrials (PROIND)

ProFund VP International (PROINT)

ProFund VP Japan (PROJP)

ProFund VP NASDAQ-100 (PRON)

ProFund VP Internet (PRONET)

ProFund VP Oil & Gas (PROOG)

ProFund VP Pharmaceuticals (PROPHR)

ProFund VP Precious Metals (PROPM)

ProFund VP Real Estate (PRORE)

ProFund VP Rising Rates Opportunity (PRORRO)

ProFund VP Semiconductor (PROSCN)

ProFund VP Short Emerging Markets (PROSEM)

ProFund VP Short International (PROSIN)

7

ProFund VP Short NASDAQ-100 (PROSN)

ProFund VP Technology (PROTEC)

ProFund VP Telecommunications (PROTEL)

ProFund VP UltraNASDAQ-100 (PROUN)

ProFund VP UltraShort NASDAQ-100 (PROUSN)

ProFund VP Utilities (PROUTL)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Class S (VEEMS)

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statement of changes in contract owners’ equity for the period from November 12, 2020 (inception) to December 31, 2020.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from November 10, 2020 (inception) to December 31, 2020.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I (ACVGI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from July 28, 2020 (inception) to December 31, 2020.

8

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from July 16, 2020 (inception) to December 31, 2020.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from July 2, 2020 (inception) to December 31, 2020.

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from June 8, 2020 (inception) to December 31, 2020.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 12, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 5, 2020 (inception) to December 31, 2020.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from November 14, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

9

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from August 26, 2019 (inception) to December 31, 2019.

FEDERATED HERMES, INC.

Federated Insurance Series - Federated Fund for U.S. Government Securities II (FVUS2) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from July 11, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 23, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC) MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 13, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 1, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of operations for the period from January 1, 2020 to May 15, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to May 15, 2020 (liquidation) and the year ended December 31, 2019.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)

10

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)

Statement of operations for the period from January 1, 2020 to October 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 23, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)

Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

11

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVBWB	80,213	$838,078	$839,830	$8	$839,838	$-	$839,838	$839,838	$-	$839,838
ALVIVB	20,441	260,705	293,122	-	293,122	10	293,112	293,112	-	293,112
AAEIP3	348,984	2,345,618	2,278,867	-	2,278,867	25	2,278,842	2,278,842	-	2,278,842
ARLPE3	125,361	1,817,812	1,836,538	-	1,836,538	46	1,836,492	1,836,492	-	1,836,492
ACVGI	41	800	853	2	855	-	855	855	-	855
ACVIG	1,098,269	10,526,249	11,290,207	-	11,290,207	40	11,290,167	11,290,167	-	11,290,167
ACVIP2	1,166,462	12,174,030	12,936,062	-	12,936,062	38	12,936,024	12,936,024	-	12,936,024
ACVMV2	14,777	283,214	303,973	-	303,973	16	303,957	303,957	-	303,957
ACVU1	100,891	1,922,371	2,772,483	-	2,772,483	22	2,772,461	2,772,461	-	2,772,461
ACVV	716,970	7,732,753	8,008,559	37	8,008,596	-	8,008,596	8,008,596	-	8,008,596
ACVV2	13,638	147,131	152,610	-	152,610	5	152,605	152,605	-	152,605
AMVBC4	2,116,257	28,359,478	29,754,568	-	29,754,568	6	29,754,562	29,754,562	-	29,754,562
AMVCB4	1,593,477	16,008,747	17,289,228	-	17,289,228	71	17,289,157	17,289,157	-	17,289,157
AMVGS4	229,820	5,651,201	7,278,410	26	7,278,436	-	7,278,436	7,278,436	-	7,278,436
AMVI4	496,765	10,062,982	11,549,776	-	11,549,776	9	11,549,767	11,549,767	-	11,549,767
AMVNW4	573,527	13,772,235	17,802,275	4	17,802,279	-	17,802,279	17,802,279	-	17,802,279
PIHYB2	17,490	167,044	160,380	-	160,380	35	160,345	160,345	-	160,345
BRVDA3	194,002	2,209,696	2,648,130	26	2,648,156	-	2,648,156	2,648,156	-	2,648,156
BRVED3	521,920	5,860,655	6,080,364	39	6,080,403	-	6,080,403	6,080,403	-	6,080,403
BRVHY3	2,476,575	17,947,277	18,698,141	68,802	18,766,943	-	18,766,943	18,766,943	-	18,766,943
BRVTR3	984,488	12,439,780	12,050,136	16,723	12,066,859	-	12,066,859	12,066,859	-	12,066,859
MLVGA3	1,767,406	25,062,420	28,791,036	-	28,791,036	75	28,790,961	28,790,961	-	28,790,961
DVMCSS	463,120	8,881,598	9,188,294	-	9,188,294	33	9,188,261	9,188,261	-	9,188,261
CLVHY2	459,690	2,984,004	3,121,292	-	3,121,292	1	3,121,291	3,121,291	-	3,121,291
CSCRS	142,900	456,016	483,003	-	483,003	7	482,996	482,996	-	482,996
DWVSVS	185,001	6,014,824	6,286,349	3	6,286,352	-	6,286,352	6,286,352	-	6,286,352
ETVFR	1,830,648	16,477,395	16,530,750	21	16,530,771	-	16,530,771	16,513,680	17,091	16,530,771
FQB	515	5,644	6,092	-	6,092	12	6,080	6,080	-	6,080
FVUS2	145,554	1,618,850	1,624,384	6	1,624,390	-	1,624,390	1,624,390	-	1,624,390
FAM2	56,954	865,429	943,163	19	943,182	-	943,182	943,182	-	943,182
FB2	2,676,154	49,933,499	60,588,124	-	60,588,124	45	60,588,079	60,588,079	-	60,588,079
FC2	334,759	11,920,456	15,643,308	20	15,643,328	-	15,643,328	15,643,328	-	15,643,328
FEI2	305,968	6,459,536	7,092,341	-	7,092,341	6	7,092,335	7,092,335	-	7,092,335
FEMS2	401,458	4,882,435	5,917,497	-	5,917,497	31	5,917,466	5,917,466	-	5,917,466
FG2	905,926	67,296,389	91,117,999	-	91,117,999	79	91,117,920	91,117,920	-	91,117,920
FGI2	566,719	11,068,586	12,309,142	39	12,309,181	-	12,309,181	12,309,181	-	12,309,181
FHI2	417,124	2,090,202	2,123,162	-	2,123,162	16	2,123,146	2,123,146	-	2,123,146
FIGBP2	1,451,203	19,412,070	19,910,505	-	19,910,505	16	19,910,489	19,910,489	-	19,910,489

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FNRS2	85,100	857,424	882,482	9	882,491	-	882,491	882,491	-	882,491
FRESS2	282,456	5,150,058	4,832,829	-	4,832,829	24	4,832,805	4,832,805	-	4,832,805
FVSIS2	1,100,812	12,523,071	12,857,479	-	12,857,479	31	12,857,448	12,857,448	-	12,857,448
FEOVF	5,921	146,498	151,459	-	151,459	2	151,457	151,457	-	151,457
FTVFA2	822,159	5,074,657	4,464,323	-	4,464,323	79	4,464,244	4,464,244	-	4,464,244
FTVGI2	1,020,933	16,478,476	14,109,295	396	14,109,691	-	14,109,691	14,069,590	40,101	14,109,691
FTVIS2	1,213,428	18,371,297	18,249,961	-	18,249,961	24	18,249,937	18,249,937	-	18,249,937
FTVMD2	406,638	7,525,039	6,876,245	-	6,876,245	49	6,876,196	6,876,196	-	6,876,196
GVGMNS	54,301	674,366	683,649	14	683,663	-	683,663	683,663	-	683,663
GVHQFA	344,352	3,570,182	3,560,597	-	3,560,597	30	3,560,567	3,560,567	-	3,560,567
GVMSAS	115,878	1,060,394	1,095,050	-	1,095,050	4	1,095,046	1,095,046	-	1,095,046
GVFRB	446,177	11,125,184	10,891,172	-	10,891,172	25	10,891,147	10,891,147	-	10,891,147
RAF	8,877	237,858	224,579	-	224,579	4	224,575	224,575	-	224,575
RBF	74,851	7,138,418	8,008,331	-	8,008,331	70	8,008,261	8,008,261	-	8,008,261
RBKF	21,679	1,788,300	1,908,409	-	1,908,409	6	1,908,403	1,908,403	-	1,908,403
RBMF	33,816	2,551,354	3,010,987	-	3,010,987	33	3,010,954	3,010,954	-	3,010,954
RCPF	88,753	5,729,664	6,289,907	10	6,289,917	-	6,289,917	6,289,917	-	6,289,917
RELF	38,103	4,486,716	6,186,387	35	6,186,422	-	6,186,422	6,186,422	-	6,186,422
RENF	22,938	2,470,490	2,637,214	-	2,637,214	97	2,637,117	2,632,060	5,057	2,637,117
RESF	9,655	1,824,804	1,816,871	-	1,816,871	9	1,816,862	1,816,862	-	1,816,862
RFSF	59,658	4,907,842	5,101,322	-	5,101,322	29	5,101,293	5,101,293	-	5,101,293
RHCF	121,711	8,761,360	10,519,450	-	10,519,450	398	10,519,052	10,497,842	21,210	10,519,052
RHYS	28,766	2,301,450	2,315,701	14	2,315,715	-	2,315,715	2,315,715	-	2,315,715
RINF	39,706	4,897,516	6,526,853	129	6,526,982	-	6,526,982	6,526,982	-	6,526,982
RJNF	6,329	424,707	424,506	-	424,506	10	424,496	424,496	-	424,496
RLCE	5,988	569,001	633,500	-	633,500	10	633,490	633,490	-	633,490
RLCJ	12,241	1,188,724	1,451,451	-	1,451,451	18	1,451,433	1,451,433	-	1,451,433
RLF	24,586	2,436,372	3,012,054	-	3,012,054	43	3,012,011	3,012,011	-	3,012,011
RMED	11,350	1,690,211	2,328,963	129	2,329,092	-	2,329,092	2,329,092	-	2,329,092
RMEK	61,499	5,192,844	5,525,712	-	5,525,712	247	5,525,465	5,512,276	13,189	5,525,465
RNF	71,441	8,798,754	10,339,692	-	10,339,692	31	10,339,661	10,339,661	-	10,339,661
ROF	347,627	18,924,339	21,830,954	-	21,830,954	49	21,830,905	21,830,905	-	21,830,905
RPMF	173,493	7,769,710	8,199,296	-	8,199,296	144	8,199,152	8,191,391	7,761	8,199,152
RREF	74,682	2,843,852	2,860,323	-	2,860,323	113	2,860,210	2,860,210	-	2,860,210
RRF	18,843	1,941,901	2,424,499	-	2,424,499	15	2,424,484	2,424,484	-	2,424,484
RSRF	351,705	5,121,710	5,064,557	-	5,064,557	50	5,064,507	5,064,507	-	5,064,507
RTEC	74,728	10,190,507	13,748,473	44	13,748,517	-	13,748,517	13,748,517	-	13,748,517
RTEL	8,034	447,201	530,228	-	530,228	13	530,215	530,215	-	530,215

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RTF	27,018	7,803,459	8,520,533	-	8,520,533	26	8,520,507	8,520,507	-	8,520,507
RTRF	32,159	2,690,436	3,516,636	-	3,516,636	28	3,516,608	3,516,608	-	3,516,608
RUF	10,562	451,576	434,750	-	434,750	11	434,739	434,739	-	434,739
RUGB	139,636	5,971,494	5,807,464	-	5,807,464	1,306	5,806,158	5,806,158	-	5,806,158
RUTL	91,213	2,784,310	2,821,226	-	2,821,226	16	2,821,210	2,821,210	-	2,821,210
RVARS	130,582	3,158,765	3,344,200	13	3,344,213	-	3,344,213	3,344,213	-	3,344,213
RVCMD	12,601	788,842	786,434	-	786,434	14	786,420	786,420	-	786,420
RVF	333,035	34,287,068	47,127,835	-	47,127,835	9,237	47,118,598	43,001,187	4,117,411	47,118,598
RVIDD	30,327	2,616,825	2,139,281	29	2,139,310	-	2,139,310	2,139,310	-	2,139,310
RVIMC	2,679	132,924	119,703	-	119,703	4	119,699	119,699	-	119,699
RVISC	6,496	238,010	240,026	-	240,026	5	240,021	240,021	-	240,021
RVLCG	324,578	15,864,597	17,906,977	32	17,907,009	-	17,907,009	17,907,009	-	17,907,009
RVLCV	228,330	9,297,016	10,674,421	-	10,674,421	32	10,674,389	10,674,389	-	10,674,389
RVLDD	64,319	8,462,426	9,507,025	15	9,507,040	-	9,507,040	9,507,040	-	9,507,040
RVMCG	164,902	5,751,504	7,471,714	-	7,471,714	27	7,471,687	7,471,687	-	7,471,687
RVMCV	123,917	4,409,320	5,356,950	44	5,356,994	-	5,356,994	5,356,994	-	5,356,994
RVMFU	207,840	3,401,623	3,389,870	-	3,389,870	9	3,389,861	3,374,854	15,007	3,389,861
RVSCG	108,449	5,268,674	6,592,615	12	6,592,627	-	6,592,627	6,592,627	-	6,592,627
RVSCV	39,842	1,986,235	2,378,968	-	2,378,968	16	2,378,952	2,378,952	-	2,378,952
RVSDL	8,312	314,028	292,174	-	292,174	4	292,170	292,170	-	292,170
RVWDL	15,845	908,709	972,099	-	972,099	12	972,087	972,087	-	972,087
AVIE2	42,078	1,578,678	1,762,209	-	1,762,209	23	1,762,186	1,762,186	-	1,762,186
IVBRA2	488,712	4,983,267	5,028,848	-	5,028,848	12	5,028,836	5,028,836	-	5,028,836
IVEW52	667,314	13,097,818	15,648,522	10	15,648,532	-	15,648,532	15,648,532	-	15,648,532
OVGSS	315,501	13,226,360	16,204,139	-	16,204,139	90	16,204,049	16,204,049	-	16,204,049
OVIGS	1,609,283	4,005,335	4,892,222	-	4,892,222	18	4,892,204	4,892,204	-	4,892,204
OVSCS	285,204	6,510,057	7,674,835	-	7,674,835	14	7,674,821	7,674,821	-	7,674,821
WRASP	1,274,099	11,144,769	13,304,652	-	13,304,652	59	13,304,593	13,304,593	-	13,304,593
WRENG	535,237	1,499,819	1,327,868	-	1,327,868	3	1,327,865	1,327,865	-	1,327,865
JPIGA2	98,209	1,623,777	1,937,667	-	1,937,667	24	1,937,643	1,937,643	-	1,937,643
JPIIB2	114,501	1,207,479	1,292,713	-	1,292,713	13	1,292,700	1,292,700	-	1,292,700
JABS	602,640	24,157,055	27,781,706	4	27,781,710	-	27,781,710	27,781,710	-	27,781,710
JAFBS	350,847	4,696,521	4,904,840	-	4,904,840	5	4,904,835	4,904,835	-	4,904,835
JAGTS	1,361,421	22,624,669	27,909,134	-	27,909,134	31	27,909,103	27,909,103	-	27,909,103
JAMGS	197,913	14,232,591	17,309,470	-	17,309,470	25	17,309,445	17,309,445	-	17,309,445
LZREMS	768,137	15,286,625	16,230,742	-	16,230,742	36	16,230,706	16,230,706	-	16,230,706
LPVCA2	173,543	4,617,321	5,117,791	-	5,117,791	15	5,117,776	5,117,776	-	5,117,776
LPWHY2	788,851	5,809,734	6,058,372	-	6,058,372	31	6,058,341	6,050,438	7,903	6,058,341

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
SBVI	75,599	1,334,643	1,499,877	-	1,499,877	15	1,499,862	1,499,862	-	1,499,862
SBVSG2	271,346	8,046,693	9,350,597	-	9,350,597	11	9,350,586	9,350,586	-	9,350,586
LOVSDC	902,850	12,989,849	12,928,810	-	12,928,810	-	12,928,810	12,928,810	-	12,928,810
LOVTRC	413,448	7,033,474	7,173,314	-	7,173,314	33	7,173,281	7,173,281	-	7,173,281
MNCPS2	439,013	6,392,824	7,899,996	-	7,899,996	28	7,899,968	7,899,968	-	7,899,968
MV2RIS	37,857	617,196	677,638	-	677,638	23	677,615	677,615	-	677,615
MV3MVS	865,009	6,911,837	7,352,575	-	7,352,575	9	7,352,566	7,352,566	-	7,352,566
MVBRES	70,985	3,552,953	4,023,414	-	4,023,414	9	4,023,405	4,023,405	-	4,023,405
MVGTAS	77,496	1,181,955	1,200,417	-	1,200,417	9	1,200,408	1,200,408	-	1,200,408
MVIGSC	101,214	1,366,112	1,609,295	-	1,609,295	1	1,609,294	1,609,294	-	1,609,294
MVIVSC	921,148	25,030,169	31,751,955	-	31,751,955	24	31,751,931	31,751,931	-	31,751,931
MVUSC	102,626	3,375,964	3,560,100	-	3,560,100	8	3,560,092	3,560,092	-	3,560,092
MGRFV	367,183	4,177,349	4,483,302	-	4,483,302	27	4,483,275	4,464,923	18,352	4,483,275
MSEMB	1,319,618	9,904,846	10,121,473	-	10,121,473	74	10,121,399	10,106,872	14,527	10,121,399
MSGI2	776,943	5,849,518	5,982,459	-	5,982,459	60	5,982,399	5,982,399	-	5,982,399
MSVEG2	301,061	16,237,580	19,593,036	4	19,593,040	-	19,593,040	19,593,040	-	19,593,040
MSVGT2	122,692	1,263,685	1,341,028	31	1,341,059	-	1,341,059	1,341,059	-	1,341,059
VKVGR2	1,566,473	15,733,575	13,409,012	-	13,409,012	20	13,408,992	13,391,793	17,199	13,408,992
DTRTFB	572,098	5,861,427	5,823,962	-	5,823,962	-	5,823,962	5,823,962	-	5,823,962
EIF2	373,255	6,829,279	7,170,220	-	7,170,220	17	7,170,203	7,170,203	-	7,170,203
GBF	654,989	7,508,053	7,394,825	-	7,394,825	29	7,394,796	7,394,796	-	7,394,796
GBF2	539,012	6,179,185	6,069,278	-	6,069,278	11	6,069,267	6,069,267	-	6,069,267
GEM	158,297	1,987,549	2,368,119	-	2,368,119	11	2,368,108	2,368,108	-	2,368,108
GEM2	226,901	2,721,145	3,349,055	-	3,349,055	32	3,349,023	3,349,023	-	3,349,023
GVAAA2	3,371,044	85,809,820	89,973,176	-	89,973,176	41	89,973,135	89,973,135	-	89,973,135
GVABD2	944,842	11,305,724	11,933,359	-	11,933,359	2	11,933,357	11,933,357	-	11,933,357
GVAGG2	900,928	28,907,004	36,262,333	-	36,262,333	11	36,262,322	36,262,322	-	36,262,322
GVAGI2	660,752	35,715,810	37,286,215	4	37,286,219	-	37,286,219	37,286,219	-	37,286,219
GVAGR2	505,207	46,443,061	61,039,137	18	61,039,155	-	61,039,155	61,039,155	-	61,039,155
GVDMA	2,279,286	29,613,046	29,972,608	-	29,972,608	29	29,972,579	29,959,549	13,030	29,972,579
GVDMC	2,764,559	29,960,643	31,101,293	-	31,101,293	211	31,101,082	30,870,025	231,057	31,101,082
GVEX1	13,141,117	242,541,860	293,835,370	-	293,835,370	62	293,835,308	293,835,308	-	293,835,308
GVIDA	520,052	6,599,071	6,786,684	40	6,786,724	-	6,786,724	6,786,724	-	6,786,724
GVIDC	1,995,876	19,752,189	21,036,536	-	21,036,536	6	21,036,530	21,036,530	-	21,036,530
GVIDM	6,515,430	77,508,320	78,641,239	-	78,641,239	25	78,641,214	78,641,214	-	78,641,214
HIBF	737,620	4,458,001	4,831,408	-	4,831,408	7	4,831,401	4,831,401	-	4,831,401
IDPG2	273,779	3,093,129	3,279,872	-	3,279,872	4	3,279,868	3,279,868	-	3,279,868
IDPGI2	311,037	3,420,994	3,548,935	3	3,548,938	-	3,548,938	3,548,938	-	3,548,938

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MCIF	2,666,385	59,477,547	61,140,209	2	61,140,211	-	61,140,211	61,140,211	-	61,140,211
MSBF	1,213,977	10,799,920	11,168,590	-	11,168,590	82	11,168,508	11,168,508	-	11,168,508
NAMAA2	448,801	5,032,213	5,403,561	15	5,403,576	-	5,403,576	5,403,576	-	5,403,576
NAMGI2	455,464	5,153,518	5,392,699	29	5,392,728	-	5,392,728	5,392,728	-	5,392,728
NCPG2	115,598	1,247,879	1,303,951	7	1,303,958	-	1,303,958	1,303,958	-	1,303,958
NCPGI2	121,123	1,296,937	1,331,140	-	1,331,140	20	1,331,120	1,331,120	-	1,331,120
NJMMA2	44,996	443,840	449,956	-	449,956	11	449,945	449,945	-	449,945
NVAMV2	188,889	2,652,547	2,805,002	1	2,805,003	-	2,805,003	2,805,003	-	2,805,003
NVAMVZ	675,093	8,546,794	9,964,379	-	9,964,379	48	9,964,331	9,964,331	-	9,964,331
NVBX	4,252,290	45,980,321	47,540,601	-	47,540,601	28	47,540,573	47,540,573	-	47,540,573
NVCBD2	480,437	5,450,377	5,481,786	-	5,481,786	12	5,481,774	5,481,774	-	5,481,774
NVCCA2	1,240,271	12,700,530	13,146,871	4	13,146,875	-	13,146,875	13,146,875	-	13,146,875
NVCCN2	1,553,639	15,828,169	16,934,668	11	16,934,679	-	16,934,679	16,934,679	-	16,934,679
NVCMA2	821,933	7,564,979	7,816,581	-	7,816,581	23	7,816,558	7,803,807	12,751	7,816,558
NVCMC2	819,219	8,599,269	9,068,754	-	9,068,754	49	9,068,705	9,068,705	-	9,068,705
NVCMD2	2,214,465	22,531,514	24,004,806	-	24,004,806	30	24,004,776	24,004,776	-	24,004,776
NVCRA2	544,293	5,232,776	5,894,693	-	5,894,693	10	5,894,683	5,894,683	-	5,894,683
NVCRB2	1,056,509	11,141,238	11,811,771	15	11,811,786	-	11,811,786	11,811,786	-	11,811,786
NVDBL2	1,143,954	17,662,759	18,532,052	-	18,532,052	54	18,531,998	18,531,998	-	18,531,998
NVDCA2	908,241	15,623,934	16,638,980	-	16,638,980	32	16,638,948	16,638,948	-	16,638,948
NVFIII	367,672	4,112,338	4,154,698	-	4,154,698	6	4,154,692	4,154,692	-	4,154,692
NVGEII	39,732	463,085	536,773	-	536,773	7	536,766	536,766	-	536,766
NVIE6	315,981	3,357,386	3,633,785	-	3,633,785	2	3,633,783	3,633,783	-	3,633,783
NVIX	4,599,152	45,189,518	47,877,173	-	47,877,173	35	47,877,138	47,877,138	-	47,877,138
NVLCP2	779,537	9,224,309	9,533,741	27	9,533,768	-	9,533,768	9,533,768	-	9,533,768
NVMGA2	216,855	2,333,025	2,610,940	-	2,610,940	28	2,610,912	2,610,912	-	2,610,912
NVMIG6	667,460	7,270,646	8,016,190	2	8,016,192	-	8,016,192	8,016,192	-	8,016,192
NVMIVZ	353,049	3,267,741	3,798,804	-	3,798,804	47	3,798,757	3,798,757	-	3,798,757
NVMLG2	983,564	9,626,778	8,566,841	46	8,566,887	-	8,566,887	8,566,887	-	8,566,887
NVMM2	153,591,284	153,591,284	153,591,284	-	153,591,284	65	153,591,219	153,555,790	35,429	153,591,219
NVMMG1	13,283	145,083	183,970	29	183,999	-	183,999	183,999	-	183,999
NVMMG2	1,241,403	13,131,538	15,790,648	-	15,790,648	112	15,790,536	15,790,536	-	15,790,536
NVMMV2	872,736	6,485,912	6,798,614	-	6,798,614	60	6,798,554	6,798,554	-	6,798,554
NVNMO2	334,000	3,595,831	4,018,024	-	4,018,024	18	4,018,006	4,018,006	-	4,018,006
NVNSR2	94,867	1,215,637	1,334,777	-	1,334,777	4	1,334,773	1,334,773	-	1,334,773
NVOLG2	796,866	13,449,073	14,837,648	-	14,837,648	34	14,837,614	14,837,614	-	14,837,614
NVRE2	888,551	6,505,564	6,370,912	10	6,370,922	-	6,370,922	6,370,922	-	6,370,922
NVSIX2	4,668,962	40,642,856	42,580,937	-	42,580,937	51	42,580,886	42,580,886	-	42,580,886

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVSTB2	1,631,321	16,921,620	16,949,427	-	16,949,427	30	16,949,397	16,949,397	-	16,949,397
NVTIV3	98,292	983,433	1,057,623	-	1,057,623	2	1,057,621	1,057,621	-	1,057,621
SAM	31,743	31,743	31,743	-	31,743	2	31,741	31,741	-	31,741
SCF	352,279	5,793,177	7,042,060	-	7,042,060	32	7,042,028	7,042,028	-	7,042,028
SCF2	179,578	2,902,827	3,280,888	-	3,280,888	13	3,280,875	3,280,875	-	3,280,875
SCGF	332,106	5,329,455	6,525,891	-	6,525,891	19	6,525,872	6,525,872	-	6,525,872
SCGF2	259,065	3,759,875	4,471,460	14	4,471,474	-	4,471,474	4,471,474	-	4,471,474
SCVF	297,529	2,036,808	2,609,330	46	2,609,376	-	2,609,376	2,609,376	-	2,609,376
SCVF2	377,514	2,470,294	3,156,016	-	3,156,016	5	3,156,011	3,156,011	-	3,156,011
TRF	85,529	1,895,679	2,012,498	53	2,012,551	-	2,012,551	2,012,551	-	2,012,551
TRF2	58,978	1,334,388	1,381,271	-	1,381,271	14	1,381,257	1,381,257	-	1,381,257
NBARMS	107,372	1,039,763	1,107,009	-	1,107,009	21	1,106,988	1,106,988	-	1,106,988
NO7TB	69,564	818,102	882,761	-	882,761	14	882,747	882,747	-	882,747
NOTBBA	1,968,430	18,887,969	17,971,768	-	17,971,768	4	17,971,764	17,971,764	-	17,971,764
NOVPI2	300,516	2,906,872	2,725,676	-	2,725,676	15	2,725,661	2,725,661	-	2,725,661
PMUBA	352,086	3,666,213	3,728,592	268	3,728,860	-	3,728,860	3,728,860	-	3,728,860
PMVAAD	385,977	4,101,819	4,326,804	-	4,326,804	55	4,326,749	4,326,749	-	4,326,749
PMVEBD	460,907	5,900,242	6,194,596	629	6,195,225	-	6,195,225	6,195,225	-	6,195,225
PMVFAD	224,852	2,201,981	2,367,686	69	2,367,755	-	2,367,755	2,367,755	-	2,367,755
PMVFHV	323,015	3,619,597	3,630,687	54	3,630,741	-	3,630,741	3,630,741	-	3,630,741
PMVGBD	307,974	3,596,923	3,754,198	80	3,754,278	-	3,754,278	3,754,278	-	3,754,278
PMVHYD	1,356,893	10,615,470	10,868,713	303	10,869,016	-	10,869,016	10,869,016	-	10,869,016
PMVIV	1,597,820	16,953,734	17,591,999	819	17,592,818	-	17,592,818	17,592,818	-	17,592,818
PMVLAD	1,654,208	17,031,478	17,170,677	241	17,170,918	-	17,170,918	17,170,918	-	17,170,918
PMVRSD	384,351	2,476,040	2,356,074	-	2,356,074	4	2,356,070	2,356,070	-	2,356,070
PMVSTA	956,502	9,847,569	9,966,751	109	9,966,860	-	9,966,860	9,966,860	-	9,966,860
PMVTRD	2,785,655	31,434,926	32,285,742	1,029	32,286,771	-	32,286,771	32,286,771	-	32,286,771
PROA30	17,655	1,201,119	1,339,522	-	1,339,522	-	1,339,522	1,339,522	-	1,339,522
PROAHY	283,378	7,433,540	7,679,550	-	7,679,550	-	7,679,550	7,679,550	-	7,679,550
PROBIO	64,828	5,092,142	5,324,336	-	5,324,336	62	5,324,274	5,324,274	-	5,324,274
PROBL	81,996	4,702,473	4,868,907	38	4,868,945	-	4,868,945	4,868,945	-	4,868,945
PROBM	19,347	1,218,705	1,341,923	-	1,341,923	1	1,341,922	1,341,922	-	1,341,922
PROBNK	33,918	665,925	806,233	8	806,241	-	806,241	806,241	-	806,241
PROBR	8,247	167,827	161,555	-	161,555	3	161,552	161,552	-	161,552
PROCG	58,608	3,093,075	3,644,825	-	3,644,825	19	3,644,806	3,644,806	-	3,644,806
PROCS	50,422	3,941,129	3,839,611	41	3,839,652	-	3,839,652	3,839,652	-	3,839,652
PROE30	64,068	1,197,722	1,330,054	-	1,330,054	29	1,330,025	1,330,025	-	1,330,025
PROEM	66,594	2,227,149	2,439,997	-	2,439,997	31	2,439,966	2,439,966	-	2,439,966

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PROFIN	53,161	2,200,024	2,212,036	-	2,212,036	5	2,212,031	2,212,031	-	2,212,031
PROGVP	42,807	1,342,051	1,307,756	-	1,307,756	3	1,307,753	1,307,753	-	1,307,753
PROHC	110,552	8,103,869	8,342,279	11	8,342,290	-	8,342,290	8,342,290	-	8,342,290
PROIND	36,120	2,948,937	3,275,364	-	3,275,364	29	3,275,335	3,275,335	-	3,275,335
PROINT	36,446	679,908	747,864	-	747,864	3	747,861	747,861	-	747,861
PROJP	17,235	963,625	1,097,015	-	1,097,015	3	1,097,012	1,097,012	-	1,097,012
PRON	218,834	13,243,546	15,478,135	116	15,478,251	-	15,478,251	15,478,251	-	15,478,251
PRONET	135,789	6,690,963	7,950,422	-	7,950,422	37	7,950,385	7,950,385	-	7,950,385
PROOG	144,572	2,527,705	2,715,063	-	2,715,063	28	2,715,035	2,715,035	-	2,715,035
PROPHR	39,335	1,361,144	1,515,984	-	1,515,984	19	1,515,965	1,515,965	-	1,515,965
PROPM	126,885	4,176,570	3,919,467	-	3,919,467	17	3,919,450	3,919,450	-	3,919,450
PRORE	34,377	1,970,188	1,999,025	-	1,999,025	5	1,999,020	1,999,020	-	1,999,020
PRORRO	9,600	268,744	266,692	-	266,692	-	266,692	266,692	-	266,692
PROSCN	47,970	3,394,727	3,958,476	20	3,958,496	-	3,958,496	3,958,496	-	3,958,496
PROSEM	1,242	28,952	28,811	-	28,811	1	28,810	28,810	-	28,810
PROSIN	3,161	92,225	91,772	-	91,772	4	91,768	91,768	-	91,768
PROSN	296	5,486	5,398	-	5,398	2	5,396	5,396	-	5,396
PROTEC	169,156	10,830,991	12,745,877	107	12,745,984	-	12,745,984	12,745,984	-	12,745,984
PROTEL	16,249	482,572	524,041	-	524,041	11	524,030	524,030	-	524,030
PROUN	435,198	31,835,967	40,416,851	-	40,416,851	4,356	40,412,495	40,412,495	-	40,412,495
PROUSN	6,014	133,339	128,889	-	128,889	74	128,815	128,815	-	128,815
PROUTL	97,249	3,745,859	3,634,203	30	3,634,233	-	3,634,233	3,634,233	-	3,634,233
PVEIB	425,128	9,914,583	10,845,004	-	10,845,004	2	10,845,002	10,845,002	-	10,845,002
PVIGIB	5	50	53	1	54	-	54	54	-	54
TRHS2	420,949	19,703,474	24,398,232	-	24,398,232	16	24,398,216	24,398,216	-	24,398,216
VEEMS	39,131	544,400	650,750	-	650,750	4	650,746	650,746	-	650,746
VVGGS	403,179	4,651,703	4,709,130	-	4,709,130	7	4,709,123	4,709,123	-	4,709,123
VWHA	137,319	2,865,155	3,086,932	1	3,086,933	-	3,086,933	3,086,933	-	3,086,933
VWHAS	368,346	6,327,897	7,937,849	-	7,937,849	25	7,937,824	7,937,824	-	7,937,824
VRVDRA	185,006	3,165,330	3,276,458	-	3,276,458	-	3,276,458	3,276,458	-	3,276,458

Total (unaudited)			$2,852,281,356	$91,099	$2,852,372,455	$20,190	$2,852,352,265	$2,847,765,190	$4,587,075	$2,852,352,265

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALVBWB	ALVIVB	AAEIP3	ARLPE3	ACVGI	ACVIG	ACVIP2
Reinvested dividends	$34,588,487	15,992	3,798	65,643	197,358	-	202,473	167,384
Mortality and expense risk charges (note 2)	(31,921,464)	(9,761)	(2,999)	(30,372)	(26,665)	-	(153,573)	(153,269)

Net investment income (loss)	2,667,023	6,231	799	35,271	170,693	-	48,900	14,115

Realized gain (loss) on investments	(14,806,017)	(24,019)	(22,101)	(525,749)	134,449	-	(355,452)	310,891
Change in unrealized gain (loss) on investments	214,235,358	55,878	16,365	(64,847)	(315,143)	53	665,191	619,966

Net gain (loss) on investments	199,429,341	31,859	(5,736)	(590,596)	(180,694)	53	309,739	930,857

Reinvested capital gains	110,564,218	22,788	-	-	27,935	-	559,786	-

Net increase (decrease) in contract owners’ equity resulting from operations	$312,660,582	60,878	(4,937)	(555,325)	17,934	53	918,425	944,972

Investment Activity:	ACVMV2	ACVU1	ACVV	ACVV2	AMVBC4	AMVCB4	AMVGS4	AMVI4
Reinvested dividends	$1,112	-	175,683	4,141	407,701	444,208	7,339	41,704
Mortality and expense risk charges (note 2)	(565)	(24,848)	(120,091)	(643)	(278,899)	(205,858)	(74,398)	(100,670)

Net investment income (loss)	547	(24,848)	55,592	3,498	128,802	238,350	(67,059)	(58,966)

Realized gain (loss) on investments	(246)	35,499	(906,265)	(30,501)	(117,115)	(73,175)	35,170	5,753
Change in unrealized gain (loss) on investments	20,759	658,696	(343,269)	5,479	1,907,074	(323)	1,181,684	1,405,412

Net gain (loss) on investments	20,513	694,195	(1,249,534)	(25,022)	1,789,959	(73,498)	1,216,854	1,411,165

Reinvested capital gains	-	169,334	250,842	-	300,609	-	354,577	-

Net increase (decrease) in contract owners’ equity resulting from operations	$21,060	838,681	(943,100)	(21,524)	2,219,370	164,852	1,504,372	1,352,199

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	AMVNW4	PIHYB2	BRVDA3	BRVED3	BRVHY3	BRVTR3	MLVGA3	DVMCSS
Reinvested dividends	$5,242	7,785	34,566	114,213	679,868	167,901	329,468	40,008
Mortality and expense risk charges (note 2)	(143,534)	(2,042)	(30,739)	(73,999)	(155,643)	(110,897)	(343,081)	(92,351)

Net investment income (loss)	(138,292)	5,743	3,827	40,214	524,225	57,004	(13,613)	(52,343)

Realized gain (loss) on investments	140,330	(851)	(180,357)	(395,271)	198,470	476,642	(71,507)	(354,460)
Change in unrealized gain (loss) on investments	3,097,525	(3,965)	392,391	103,183	229,173	(532,647)	2,884,698	891,158

Net gain (loss) on investments	3,237,855	(4,816)	212,034	(292,088)	427,643	(56,005)	2,813,191	536,698

Reinvested capital gains	146,732	-	4,704	205,090	-	570,286	1,594,895	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,246,295	927	220,565	(46,784)	951,868	571,285	4,394,473	484,355

Investment Activity:	CLVHY2	CSCRS	DWVSVS	ETVFR	FQB	FVUS2	FAM2	FB2
Reinvested dividends	$97,624	25,331	49,056	541,183	159	18,949	10,737	624,442
Mortality and expense risk charges (note 2)	(34,584)	(5,522)	(57,271)	(212,583)	(76)	(12,188)	(7,075)	(553,848)

Net investment income (loss)	63,040	19,809	(8,215)	328,600	83	6,761	3,662	70,594

Realized gain (loss) on investments	(171,473)	(66,674)	(649,150)	(631,287)	3	4,173	8,909	192,276
Change in unrealized gain (loss) on investments	49,739	35,074	321,316	170,075	282	5,521	70,099	8,498,523

Net gain (loss) on investments	(121,734)	(31,600)	(327,834)	(461,212)	285	9,694	79,008	8,690,799

Reinvested capital gains	-	-	279,699	-	17	-	10,032	545,914

Net increase (decrease) in contract owners’ equity resulting from operations	$(58,694)	(11,791)	(56,350)	(132,612)	385	16,455	92,702	9,307,307

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FC2	FEI2	FEMS2	FG2	FGI2	FHI2	FIGBP2	FNRS2
Reinvested dividends	$7,083	111,433	27,198	30,325	195,860	126,659	365,023	15,085
Mortality and expense risk charges (note 2)	(143,219)	(108,277)	(45,554)	(909,426)	(122,738)	(32,875)	(192,395)	(1,751)

Net investment income (loss)	(136,136)	3,156	(18,356)	(879,101)	73,122	93,784	172,628	13,334

Realized gain (loss) on investments	178,985	(205,559)	(133,878)	1,545,220	(273,737)	(40,553)	448,349	(7,615)
Change in unrealized gain (loss) on investments	2,980,414	(13,565)	793,752	17,461,542	531,985	(19,254)	284,797	25,058

Net gain (loss) on investments	3,159,399	(219,124)	659,874	19,006,762	258,248	(59,807)	733,146	17,443

Reinvested capital gains	50,226	392,158	448,769	7,017,710	488,528	-	5,966	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,073,489	176,190	1,090,287	25,145,371	819,898	33,977	911,740	30,777

Investment Activity:	FRESS2	FVSIS2	FEOVF	FTVFA2	FTVGI2	FTVIS2	FTVMD2	GVGMNS
Reinvested dividends	$91,776	373,028	3,774	63,106	1,365,647	1,173,669	148,766	1,846
Mortality and expense risk charges (note 2)	(62,514)	(156,792)	(514)	(51,619)	(186,316)	(261,550)	(84,810)	(10,780)

Net investment income (loss)	29,262	216,236	3,260	11,487	1,179,331	912,119	63,956	(8,934)

Realized gain (loss) on investments	(473,970)	(157,138)	29	(242,414)	(693,794)	(1,344,845)	(399,315)	23,602
Change in unrealized gain (loss) on investments	(525,055)	345,111	4,961	(480,091)	(1,620,132)	(309,975)	(306,579)	(17,588)

Net gain (loss) on investments	(999,025)	187,973	4,990	(722,505)	(2,313,926)	(1,654,820)	(705,894)	6,014

Reinvested capital gains	252,326	117,676	6,672	1,124,398	-	16,625	119,156	9,555

Net increase (decrease) in contract owners’ equity resulting from operations	$(717,437)	521,885	14,922	413,380	(1,134,595)	(726,076)	(522,782)	6,635

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVHQFA	GVMSAS	GVFRB	RAF	RBF	RBKF	RBMF	RCPF
Reinvested dividends	$27,748	20,011	572,665	3,984	-	11,144	23,408	48,801
Mortality and expense risk charges (note 2)	(52,460)	(12,219)	(141,371)	(5,083)	(102,363)	(17,999)	(31,718)	(77,035)

Net investment income (loss)	(24,712)	7,792	431,294	(1,099)	(102,363)	(6,855)	(8,310)	(28,234)

Realized gain (loss) on investments	(52,055)	(2,245)	(277,103)	(233,321)	611,956	(229,939)	9,768	(68,203)
Change in unrealized gain (loss) on investments	18,278	48,545	(203,429)	(1,395)	265,887	(76,660)	382,754	181,131

Net gain (loss) on investments	(33,777)	46,300	(480,532)	(234,716)	877,843	(306,599)	392,522	112,928

Reinvested capital gains	-	-	-	-	546,468	-	14,986	76,297

Net increase (decrease) in contract owners’ equity resulting from operations	$(58,489)	54,092	(49,238)	(235,815)	1,321,948	(313,454)	399,198	160,991

Investment Activity:	RELF	RENF	RESF	RFSF	RHCF	RHYS	RINF	RJNF
Reinvested dividends	$-	36,498	8,074	37,712	-	30,309	-	2,304
Mortality and expense risk charges (note 2)	(67,258)	(40,864)	(19,894)	(57,890)	(150,427)	(13,829)	(79,611)	(7,868)

Net investment income (loss)	(67,258)	(4,366)	(11,820)	(20,178)	(150,427)	16,480	(79,611)	(5,564)

Realized gain (loss) on investments	1,106,127	(1,641,347)	(819,615)	15,408	484,995	(35,865)	1,012,404	(27,542)
Change in unrealized gain (loss) on investments	819,111	323,340	(81,881)	(276,823)	882,251	(20,185)	1,553,785	(5,748)

Net gain (loss) on investments	1,925,238	(1,318,007)	(901,496)	(261,415)	1,367,246	(56,050)	2,566,189	(33,290)

Reinvested capital gains	76,700	-	-	142,003	296,352	2,433	85,892	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,934,680	(1,322,373)	(913,316)	(139,590)	1,513,171	(37,137)	2,572,470	(38,854)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	RLCE	RLCJ	RLF	RMED	RMEK	RNF	ROF	RPMF
Reinvested dividends	$16,293	5,717	-	24,162	-	72,781	56,697	399,424
Mortality and expense risk charges (note 2)	(12,682)	(8,321)	(35,767)	(30,653)	(29,242)	(118,640)	(312,033)	(118,006)

Net investment income (loss)	3,611	(2,604)	(35,767)	(6,491)	(29,242)	(45,859)	(255,336)	281,418

Realized gain (loss) on investments	(84,988)	(6,575)	81,368	(231,821)	567,825	(544,352)	6,823,767	1,634,191
Change in unrealized gain (loss) on investments	(34,037)	208,692	359,518	373,705	74,578	379,971	1,069,672	(843,342)

Net gain (loss) on investments	(119,025)	202,117	440,886	141,884	642,403	(164,381)	7,893,439	790,849

Reinvested capital gains	-	-	118,805	90,061	73,379	853,815	2,262,502	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(115,414)	199,513	523,924	225,454	686,540	643,575	9,900,605	1,072,267

Investment Activity:	RREF	RRF	RSRF	RTEC	RTEL	RTF	RTRF	RUF
Reinvested dividends	$91,443	-	41,210	-	5,626	50,191	4,635	3,928
Mortality and expense risk charges (note 2)	(45,547)	(30,827)	(67,654)	(155,910)	(9,434)	(138,432)	(36,440)	(13,914)

Net investment income (loss)	45,896	(30,827)	(26,444)	(155,910)	(3,808)	(88,241)	(31,805)	(9,986)

Realized gain (loss) on investments	(570,376)	520,504	(175,476)	966,309	16,762	(5,077,996)	258,021	(368,565)
Change in unrealized gain (loss) on investments	(68,068)	334,965	333,986	2,811,391	77,149	(3,974,298)	682,698	6,513

Net gain (loss) on investments	(638,444)	855,469	158,510	3,777,700	93,911	(9,052,294)	940,719	(362,052)

Reinvested capital gains	84,740	-	-	222,574	-	1,205,098	88,640	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(507,808)	824,642	132,066	3,844,364	90,103	(7,935,437)	997,554	(372,038)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	RUGB	RUTL	RVARS	RVCMD	RVF	RVIDD	RVIMC	RVISC
Reinvested dividends	$11,132	57,161	45,951	5,426	95,274	2,754	1,397	5,978
Mortality and expense risk charges (note 2)	(116,385)	(48,520)	(46,484)	(9,432)	(436,080)	(20,448)	(2,317)	(8,944)

Net investment income (loss)	(105,253)	8,641	(533)	(4,006)	(340,806)	(17,694)	(920)	(2,966)

Realized gain (loss) on investments	(1,983,374)	(478,457)	41,267	(262,578)	12,840,590	(603,775)	(31,672)	(429,866)
Change in unrealized gain (loss) on investments	(3,320)	(84,003)	167,281	86,451	3,682,750	(130,445)	(10,372)	7,841

Net gain (loss) on investments	(1,986,694)	(562,460)	208,548	(176,127)	16,523,340	(734,220)	(42,044)	(422,025)

Reinvested capital gains	-	50,446	-	-	6,861,930	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,091,947)	(503,373)	208,015	(180,133)	23,044,464	(751,914)	(42,964)	(424,991)

Investment Activity:	RVLCG	RVLCV	RVLDD	RVMCG	RVMCV	RVMFU	RVSCG	RVSCV
Reinvested dividends	$-	176,615	58,762	-	18,120	139,881	-	-
Mortality and expense risk charges (note 2)	(243,801)	(145,368)	(128,234)	(86,126)	(67,397)	(47,926)	(73,241)	(32,564)

Net investment income (loss)	(243,801)	31,247	(69,472)	(86,126)	(49,277)	91,955	(73,241)	(32,564)

Realized gain (loss) on investments	835,111	(1,932,553)	(1,205,309)	(6,110)	(1,108,067)	(38,016)	(503,329)	(818,870)
Change in unrealized gain (loss) on investments	108,219	(19,029)	63,876	1,514,147	1,058,677	(22,896)	967,416	296,854

Net gain (loss) on investments	943,330	(1,951,582)	(1,141,433)	1,508,037	(49,390)	(60,912)	464,087	(522,016)

Reinvested capital gains	3,620,149	678,724	853,995	253,069	166,359	20,509	244,236	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,319,678	(1,241,611)	(356,910)	1,674,980	67,692	51,552	635,082	(554,580)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	RVSDL	RVWDL	AVIE2	IVBRA2	IVEW52	OVGSS	OVIGS	OVSCS
Reinvested dividends	$3,624	1,392	32,967	351,457	173,848	58,630	26,371	22,786
Mortality and expense risk charges (note 2)	(7,381)	(6,069)	(16,900)	(63,755)	(145,159)	(158,386)	(44,438)	(67,565)

Net investment income (loss)	(3,757)	(4,677)	16,067	287,702	28,689	(99,756)	(18,067)	(44,779)

Realized gain (loss) on investments	(72,400)	13,843	18,132	(228,439)	247,196	(658,320)	53,408	(84,353)
Change in unrealized gain (loss) on investments	(3,876)	58,458	125,332	51,594	1,100,008	3,505,083	717,955	1,363,253

Net gain (loss) on investments	(76,276)	72,301	143,464	(176,845)	1,347,204	2,846,763	771,363	1,278,900

Reinvested capital gains	-	-	35,935	234,781	215,683	486,199	55,411	90,864

Net increase (decrease) in contract owners’ equity resulting from operations	$(80,033)	67,624	195,466	345,638	1,591,576	3,233,206	808,707	1,324,985

Investment Activity:	WRASP	WRENG	JPIGA2	JPIIB2	JABS	JAFBS	JAGTS	JAMGS
Reinvested dividends	$247,848	21,339	28,720	35,159	359,639	103,509	618	-
Mortality and expense risk charges (note 2)	(173,697)	(11,310)	(21,100)	(12,938)	(267,303)	(47,456)	(234,151)	(144,748)

Net investment income (loss)	74,151	10,029	7,620	22,221	92,336	56,053	(233,533)	(144,748)

Realized gain (loss) on investments	(84,360)	(575,479)	12,314	8,064	605,436	138,492	3,357,700	407,546
Change in unrealized gain (loss) on investments	1,182,425	92,645	175,947	31,465	2,142,953	132,632	3,433,783	1,626,370

Net gain (loss) on investments	1,098,065	(482,834)	188,261	39,529	2,748,389	271,124	6,791,483	2,033,916

Reinvested capital gains	206,149	-	15,395	-	346,721	-	1,793,919	929,898

Net increase (decrease) in contract owners’ equity resulting from operations	$1,378,365	(472,805)	211,276	61,750	3,187,446	327,177	8,351,869	2,819,066

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	LZREMS	LPVCA2	LPWHY2	SBVI	SBVSG2	LOVSDC	LOVTRC	MNCPS2
Reinvested dividends	$390,774	25,896	212,982	19,183	-	349,883	164,124	23,793
Mortality and expense risk charges (note 2)	(188,567)	(43,735)	(79,030)	(18,330)	(72,353)	(141,264)	(76,880)	(84,257)

Net investment income (loss)	202,207	(17,839)	133,952	853	(72,353)	208,619	87,244	(60,464)

Realized gain (loss) on investments	(588,791)	10,019	(86,672)	94,183	348,342	(77,306)	41,048	36,383
Change in unrealized gain (loss) on investments	(63,805)	325,685	257,618	(207,030)	1,648,349	91,062	111,694	1,588,531

Net gain (loss) on investments	(652,596)	335,704	170,946	(112,847)	1,996,691	13,756	152,742	1,624,914

Reinvested capital gains	-	432,005	-	149,843	638,168	-	130,607	86,407

Net increase (decrease) in contract owners’ equity resulting from operations	$(450,389)	749,870	304,898	37,849	2,562,506	222,375	370,593	1,650,857

Investment Activity:	MV2RIS	MV3MVS	MVBRES	MVGTAS	MVIGSC	MVIVSC	MVUSC	MGRFV
Reinvested dividends	$90	58,079	49,992	18,958	16,440	211,988	74,198	-
Mortality and expense risk charges (note 2)	(1,094)	(66,992)	(40,206)	(18,341)	(11,765)	(272,428)	(38,537)	(53,107)

Net investment income (loss)	(1,004)	(8,913)	9,786	617	4,675	(60,440)	35,661	(53,107)

Realized gain (loss) on investments	975	(108,427)	20,569	(9,150)	(5,151)	292,098	67,562	55,827
Change in unrealized gain (loss) on investments	60,442	279,639	262,716	(9,433)	237,760	4,180,062	(122,293)	248,714

Net gain (loss) on investments	61,417	171,212	283,285	(18,583)	232,609	4,472,160	(54,731)	304,541

Reinvested capital gains	171	239,879	186,846	57,778	17,337	554,579	87,791	11,469

Net increase (decrease) in contract owners’ equity resulting from operations	$60,584	402,178	479,917	39,812	254,621	4,966,299	68,721	262,903

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MSEMB	MSGI2	MSVEG2	MSVGT2	VKVGR2	DTRTFB	EIF2	GBF
Reinvested dividends	$487,597	91,174	-	16,850	561,050	125,871	99,414	130,364
Mortality and expense risk charges (note 2)	(134,724)	(77,490)	(108,230)	(17,685)	(161,565)	(50,892)	(67,519)	(138,856)

Net investment income (loss)	352,873	13,684	(108,230)	(835)	399,485	74,979	31,895	(8,492)

Realized gain (loss) on investments	(440,146)	(105,404)	2,807,388	3,770	(728,726)	71,166	(160,577)	490,780
Change in unrealized gain (loss) on investments	329,270	(263,229)	3,272,465	7,651	(2,648,150)	(77,778)	159,246	244

Net gain (loss) on investments	(110,876)	(368,633)	6,079,853	11,421	(3,376,876)	(6,612)	(1,331)	491,024

Reinvested capital gains	-	99,859	1,124,338	93,442	264,622	-	269,957	-

Net increase (decrease) in contract owners’ equity resulting from operations	$241,997	(255,090)	7,095,961	104,028	(2,712,769)	68,367	300,521	482,532

Investment Activity:	GBF2	GEM	GEM2	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2
Reinvested dividends	$114,327	40,484	40,286	1,171,675	212,720	194,488	546,256	313,985
Mortality and expense risk charges (note 2)	(117,067)	(37,024)	(32,879)	(1,030,146)	(107,128)	(311,041)	(384,856)	(498,297)

Net investment income (loss)	(2,740)	3,460	7,407	141,529	105,592	(116,553)	161,400	(184,312)

Realized gain (loss) on investments	625,100	(79,746)	(404,838)	762,368	248,599	275,744	(1,265,079)	1,386,988
Change in unrealized gain (loss) on investments	(116,090)	201,629	445,415	1,516,942	366,161	5,833,914	1,030,681	14,191,132

Net gain (loss) on investments	509,010	121,883	40,577	2,279,310	614,760	6,109,658	(234,398)	15,578,120

Reinvested capital gains	-	-	-	6,058,125	6,865	1,982,795	3,372,759	4,111,766

Net increase (decrease) in contract owners’ equity resulting from operations	$506,270	125,343	47,984	8,478,964	727,217	7,975,900	3,299,761	19,505,574

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVDMA	GVDMC	GVEX1	GVIDA	GVIDC	GVIDM	HIBF	IDPG2
Reinvested dividends	$57,478	39,668	4,945,487	11,854	20,452	91,682	268,448	3,386
Mortality and expense risk charges (note 2)	(319,045)	(347,975)	(2,983,528)	(79,162)	(258,948)	(841,549)	(78,225)	(33,845)

Net investment income (loss)	(261,567)	(308,307)	1,961,959	(67,308)	(238,496)	(749,867)	190,223	(30,459)

Realized gain (loss) on investments	(430,674)	(274,445)	7,277,084	(21,231)	(78,089)	(2,540,885)	56,739	(27,736)
Change in unrealized gain (loss) on investments	1,956,202	2,026,254	25,707,707	387,623	1,206,348	5,501,942	409,784	227,784

Net gain (loss) on investments	1,525,528	1,751,809	32,984,791	366,392	1,128,259	2,961,057	466,523	200,048

Reinvested capital gains	1,636,222	842,620	5,141,794	349,382	194,741	3,784,868	-	50,737

Net increase (decrease) in contract owners’ equity resulting from operations	$2,900,183	2,286,122	40,088,544	648,466	1,084,504	5,996,058	656,746	220,326

Investment Activity:	IDPGI2	MCIF	MSBF	NAMAA2	NAMGI2	NCPG2	NCPGI2	NJMMA2
Reinvested dividends	$4,146	612,709	371,961	57,682	55,994	10,486	7,718	706
Mortality and expense risk charges (note 2)	(38,745)	(572,435)	(153,770)	(57,744)	(45,967)	(17,971)	(15,360)	(2,285)

Net investment income (loss)	(34,599)	40,274	218,191	(62)	10,027	(7,485)	(7,642)	(1,579)

Realized gain (loss) on investments	17,750	(2,467,784)	(54,908)	36,545	21,905	3,229	(1,279)	(332)
Change in unrealized gain (loss) on investments	107,030	6,721,451	166,828	96,598	18,975	78,415	48,942	5,926

Net gain (loss) on investments	124,780	4,253,667	111,920	133,143	40,880	81,644	47,663	5,594

Reinvested capital gains	37,273	2,560,807	-	195,165	269,345	-	-	996

Net increase (decrease) in contract owners’ equity resulting from operations	$127,454	6,854,748	330,111	328,246	320,252	74,159	40,021	5,011

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVAMV2	NVAMVZ	NVBX	NVCBD2	NVCCA2	NVCCN2	NVCMA2	NVCMC2
Reinvested dividends	$34,029	113,004	1,018,616	125,775	143,711	37,816	79,179	47,466
Mortality and expense risk charges (note 2)	(34,558)	(38,726)	(511,995)	(58,570)	(216,690)	(237,435)	(98,744)	(132,070)

Net investment income (loss)	(529)	74,278	506,621	67,205	(72,979)	(199,619)	(19,565)	(84,604)

Realized gain (loss) on investments	(234,736)	96,506	1,057,248	205,921	(894,399)	(41,886)	(338,766)	(92,318)
Change in unrealized gain (loss) on investments	78,149	1,417,586	837,476	(10,714)	1,676,709	1,120,837	828,877	715,187

Net gain (loss) on investments	(156,587)	1,514,092	1,894,724	195,207	782,310	1,078,951	490,111	622,869

Reinvested capital gains	81,631	-	-	11,673	562,299	36,924	156,981	59,861

Net increase (decrease) in contract owners’ equity resulting from operations	$(75,485)	1,588,370	2,401,345	274,085	1,271,630	916,256	627,527	598,126

Investment Activity:	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2	NVFIII	NVGEII	NVIE6
Reinvested dividends	$190,347	59,084	79,087	16,225	16,138	47,097	6,287	30,573
Mortality and expense risk charges (note 2)	(307,561)	(91,256)	(155,038)	(171,958)	(126,315)	(28,122)	(3,669)	(35,836)

Net investment income (loss)	(117,214)	(32,172)	(75,951)	(155,733)	(110,177)	18,975	2,618	(5,263)

Realized gain (loss) on investments	(378,935)	(1,026,780)	(442,746)	(68,273)	(255,853)	11,169	10,812	(131,168)
Change in unrealized gain (loss) on investments	2,253,223	1,039,552	1,168,095	1,018,251	1,229,619	46,435	67,009	314,021

Net gain (loss) on investments	1,874,288	12,772	725,349	949,978	973,766	57,604	77,821	182,853

Reinvested capital gains	638,488	-	160,852	357,903	522,809	7,290	10	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,395,562	(19,400)	810,250	1,152,148	1,386,398	83,869	80,449	177,590

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVIX	NVLCP2	NVMGA2	NVMIG6	NVMIVZ	NVMLG2	NVMM2	NVMMG1
Reinvested dividends	$1,058,005	253,290	63,979	41,595	-	-	252,368	-
Mortality and expense risk charges (note 2)	(462,327)	(129,872)	(24,499)	(78,318)	(9,371)	(107,797)	(2,376,000)	(1,800)

Net investment income (loss)	595,678	123,418	39,480	(36,723)	(9,371)	(107,797)	(2,123,632)	(1,800)

Realized gain (loss) on investments	(246,290)	216,729	44,786	(4,911)	7,839	(920,197)	-	(290)
Change in unrealized gain (loss) on investments	1,451,337	323,215	195,474	637,275	531,063	(724,656)	-	51,496

Net gain (loss) on investments	1,205,047	539,944	240,260	632,364	538,902	(1,644,853)	-	51,206

Reinvested capital gains	1,236,147	-	-	1,741,639	-	3,584,219	-	18,893

Net increase (decrease) in contract owners’ equity resulting from operations	$3,036,872	663,362	279,740	2,337,280	529,531	1,831,569	(2,123,632)	68,299

Investment Activity:	NVMMG2	NVMMV2	NVNMO2	NVNSR2	NVOLG2	NVRE2	NVSIX2	NVSTB2
Reinvested dividends	$-	126,302	11,498	9,098	143,598	75,239	311,301	295,481
Mortality and expense risk charges (note 2)	(161,246)	(84,208)	(43,586)	(12,773)	(154,872)	(68,149)	(375,712)	(233,201)

Net investment income (loss)	(161,246)	42,094	(32,088)	(3,675)	(11,274)	7,090	(64,411)	62,280

Realized gain (loss) on investments	717,352	(1,761,022)	(181,700)	(13,649)	(1,009,948)	141,905	(7,495,667)	193,372
Change in unrealized gain (loss) on investments	3,819,736	1,457,598	315,898	73,553	1,811,526	(795,629)	12,812,338	51,775

Net gain (loss) on investments	4,537,088	(303,424)	134,198	59,904	801,578	(653,724)	5,316,671	245,147

Reinvested capital gains	1,571,969	-	310,175	76,862	1,281,252	24,317	1,525,866	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,947,811	(261,330)	412,285	133,091	2,071,556	(622,317)	6,778,126	307,427

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVTIV3	SAM	SCF	SCF2	SCGF	SCGF2	SCVF	SCVF2
Reinvested dividends	$18,858	78	1,163	547	-	-	1,662	-
Mortality and expense risk charges (note 2)	(14,264)	(417)	(79,493)	(25,088)	(81,261)	(42,782)	(33,987)	(29,137)

Net investment income (loss)	4,594	(339)	(78,330)	(24,541)	(81,261)	(42,782)	(32,325)	(29,137)

Realized gain (loss) on investments	(146,121)	-	(448,519)	(190,215)	(357,707)	174,259	(1,534,188)	(1,550,580)
Change in unrealized gain (loss) on investments	203,616	-	1,411,510	611,847	1,475,298	596,614	1,555,015	1,676,573

Net gain (loss) on investments	57,495	-	962,991	421,632	1,117,591	770,873	20,827	125,993

Reinvested capital gains	-	-	245,560	115,416	630,114	504,154	11,913	12,061

Net increase (decrease) in contract owners’ equity resulting from operations	$62,089	(339)	1,130,221	512,507	1,666,444	1,232,245	415	108,917

Investment Activity:	TRF	TRF2	NBARMS	NO7TB	NOTBBA	NOVPI2	PMUBA	PMVAAD
Reinvested dividends	$21,549	11,283	8,750	13,688	404,346	60,257	101,837	231,629
Mortality and expense risk charges (note 2)	(42,966)	(16,271)	(13,060)	(11,545)	(249,134)	(50,001)	(53,342)	(69,828)

Net investment income (loss)	(21,417)	(4,988)	(4,310)	2,143	155,212	10,256	48,495	161,801

Realized gain (loss) on investments	(40,618)	(81,341)	(16,491)	9,566	(891,804)	(82,669)	(32,033)	(244,128)
Change in unrealized gain (loss) on investments	(75,030)	(61,077)	(18,960)	(3,602)	866,560	(216,468)	98,860	56,386

Net gain (loss) on investments	(115,648)	(142,418)	(35,451)	5,964	(25,244)	(299,137)	66,827	(187,742)

Reinvested capital gains	153,392	87,866	72,181	20,954	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,327	(59,540)	32,420	29,061	129,968	(288,881)	115,322	(25,941)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PMVEBD	PMVFAD	PMVFHV	PMVGBD	PMVHYD	PMVIV	PMVLAD	PMVRSD
Reinvested dividends	$259,634	109,274	213,046	74,594	507,245	746,436	179,429	117,832
Mortality and expense risk charges (note 2)	(70,973)	(28,058)	(42,176)	(49,452)	(146,905)	(194,755)	(250,878)	(29,107)

Net investment income (loss)	188,661	81,216	170,870	25,142	360,340	551,681	(71,449)	88,725

Realized gain (loss) on investments	(88,747)	(83,189)	(66,868)	(121,594)	165,973	(97,074)	181,874	(121,389)
Change in unrealized gain (loss) on investments	113,738	171,746	(90,317)	359,244	5,807	154,179	59,804	50,484

Net gain (loss) on investments	24,991	88,557	(157,185)	237,650	171,780	57,105	241,678	(70,905)

Reinvested capital gains	-	-	-	-	-	49,380	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$213,652	169,773	13,685	262,792	532,120	658,166	170,229	17,820

Investment Activity:	PMVSTA	PMVTRD	PROA30	PROAHY	PROBIO	PROBL	PROBM	PROBNK
Reinvested dividends	$103,070	593,199	11,402	190,167	945	4,457	6,087	19,613
Mortality and expense risk charges (note 2)	(103,566)	(375,015)	(16,873)	(108,532)	(79,377)	(57,382)	(15,681)	(16,576)

Net investment income (loss)	(496)	218,184	(5,471)	81,635	(78,432)	(52,925)	(9,594)	3,037

Realized gain (loss) on investments	(40,562)	988,688	175,715	(683,241)	686,266	360,447	(81,930)	(344,367)
Change in unrealized gain (loss) on investments	125,915	340,230	81,608	154,365	(319,300)	(30,557)	77,201	11,415

Net gain (loss) on investments	85,353	1,328,918	257,323	(528,876)	366,966	329,890	(4,729)	(332,952)

Reinvested capital gains	-	324,768	103,936	-	365,236	246,762	73,266	-

Net increase (decrease) in contract owners’ equity resulting from operations	$84,857	1,871,870	355,788	(447,241)	653,770	523,727	58,943	(329,915)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PROBR	PROCG	PROCS	PROE30	PROEM	PROFIN	PROGVP	PROHC
Reinvested dividends	$1,703	22,633	-	34,691	13,897	14,232	467	-
Mortality and expense risk charges (note 2)	(8,635)	(39,005)	(52,811)	(22,294)	(33,504)	(40,096)	(18,667)	(127,752)

Net investment income (loss)	(6,932)	(16,372)	(52,811)	12,397	(19,607)	(25,864)	(18,200)	(127,752)

Realized gain (loss) on investments	12,299	329,510	(208,570)	(276,027)	342,529	(310,988)	98,987	(27,752)
Change in unrealized gain (loss) on investments	1,671	406,902	(243,669)	17,979	83,280	(274,996)	(19,640)	73,579

Net gain (loss) on investments	13,970	736,412	(452,239)	(258,048)	425,809	(585,984)	79,347	45,827

Reinvested capital gains	-	30,047	1,264,661	-	-	154,725	85,338	1,060,847

Net increase (decrease) in contract owners’ equity resulting from operations	$7,038	750,087	759,611	(245,651)	406,202	(457,123)	146,485	978,922

Investment Activity:	PROIND	PROINT	PROJP	PRON	PRONET	PROOG	PROPHR	PROPM
Reinvested dividends	$4,109	3,991	2,255	-	-	76,929	1,605	9,545
Mortality and expense risk charges (note 2)	(41,585)	(12,273)	(12,569)	(194,628)	(101,551)	(51,721)	(22,947)	(68,793)

Net investment income (loss)	(37,476)	(8,282)	(10,314)	(194,628)	(101,551)	25,208	(21,342)	(59,248)

Realized gain (loss) on investments	(34,132)	(65,133)	31,515	3,076,476	689,411	(1,593,702)	104,403	(4,252,686)
Change in unrealized gain (loss) on investments	170,096	52,280	120,329	1,178,272	1,257,716	620,313	89,673	(531,778)

Net gain (loss) on investments	135,964	(12,853)	151,844	4,254,748	1,947,127	(973,389)	194,076	(4,784,464)

Reinvested capital gains	45,477	-	-	987,099	911,325	34,018	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$143,965	(21,135)	141,530	5,047,219	2,756,901	(914,163)	172,734	(4,843,712)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PRORE	PRORRO	PROSCN	PROSEM	PROSIN	PROSN	PROTEC	PROTEL
Reinvested dividends	$33,812	1,076	9,928	200	559	118	-	4,703
Mortality and expense risk charges (note 2)	(33,257)	(2,586)	(45,661)	(1,478)	(2,192)	(817)	(165,624)	(8,305)

Net investment income (loss)	555	(1,510)	(35,733)	(1,278)	(1,633)	(699)	(165,624)	(3,602)

Realized gain (loss) on investments	(523,836)	(68,069)	307,157	(55,999)	(78,111)	(34,388)	1,750,843	11,447
Change in unrealized gain (loss) on investments	(11,007)	(9,676)	457,238	(821)	7,492	808	897,994	33,798

Net gain (loss) on investments	(534,843)	(77,745)	764,395	(56,820)	(70,619)	(33,580)	2,648,837	45,245

Reinvested capital gains	57,714	-	192,888	-	-	-	1,193,693	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(476,574)	(79,255)	921,550	(58,098)	(72,252)	(34,279)	3,676,906	41,643

Investment Activity:	PROUN	PROUSN	PROUTL	PVEIB	PVIGIB	TRHS2	VEEMS	VVGGS
Reinvested dividends	$-	753	63,175	124,899	-	-	10,846	157,407
Mortality and expense risk charges (note 2)	(280,154)	(3,491)	(67,127)	(94,696)	(23)	(214,524)	(5,371)	(64,601)

Net investment income (loss)	(280,154)	(2,738)	(3,952)	30,203	(23)	(214,524)	5,475	92,806

Realized gain (loss) on investments	2,859,171	(557,892)	(1,030,642)	29,326	1,793	1,027,050	(962)	1,694,678
Change in unrealized gain (loss) on investments	7,449,084	4,218	(297,283)	234,253	3	2,855,437	82,719	(43,705)

Net gain (loss) on investments	10,308,255	(553,674)	(1,327,925)	263,579	1,796	3,882,487	81,757	1,650,973

Reinvested capital gains	7,060,873	-	881,663	502,890	-	1,359,965	17,010	-

Net increase (decrease) in contract owners’ equity resulting from operations	$17,088,974	(556,412)	(450,214)	796,672	1,773	5,027,928	104,242	1,743,779

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	VWHA	VWHAS	VRVDRA	CLVQF2	GVDIV2	NVMLV2	NVLM2	NVLCA2
Reinvested dividends	$23,552	47,826	35,654	163,572	275,011	122,056	28,305	15,466
Mortality and expense risk charges (note 2)	(34,509)	(73,223)	(35,455)	(16,660)	(35,202)	(93,115)	(69,487)	(59,892)

Net investment income (loss)	(10,957)	(25,397)	199	146,912	239,809	28,941	(41,182)	(44,426)

Realized gain (loss) on investments	(180,107)	(925,082)	(612,454)	(165,311)	(1,976,574)	(7,726,283)	(224,827)	(225,460)
Change in unrealized gain (loss) on investments	677,448	2,147,293	272,409	115,279	1,038,741	2,438,054	(316,504)	(43,988)

Net gain (loss) on investments	497,341	1,222,211	(340,045)	(50,032)	(937,833)	(5,288,229)	(541,331)	(269,448)

Reinvested capital gains	-	-	60,498	-	-	3,686,348	378,460	78,180

Net increase (decrease) in contract owners’ equity resulting from operations	$486,384	1,196,814	(279,348)	96,880	(698,024)	(1,572,940)	(204,053)	(235,694)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALVBWB		ALVIVB		AAEIP3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,667,023	16,010,233	6,231	7,243	799	(709)	35,271	342
Realized gain (loss) on investments	(14,806,017)	4,422,905	(24,019)	(17,136)	(22,101)	(7,437)	(525,749)	(190,293)
Change in unrealized gain (loss) on investments	214,235,358	264,839,115	55,878	34,447	16,365	41,353	(64,847)	643,615
Reinvested capital gains	110,564,218	107,609,011	22,788	90,130	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	312,660,582	392,881,264	60,878	114,684	(4,937)	33,207	(555,325)	453,664

Equity transactions:
Purchase payments received from contract owners (note 4)	276,363,150	349,075,234	31,000	8,107	28,980	123,297	229,724	131,016
Transfers between funds	-	-	88,156	(122,603)	(958)	(15,307)	199,713	(128,790)
Redemptions (notes 2, 3, and 4)	(249,371,386)	(277,775,759)	(32,677)	(42,116)	(12,040)	(7,697)	(149,217)	(464,934)
Adjustments to maintain reserves	23,433	(8,420)	62	(47)	8	(7)	86	(81)

Net equity transactions	27,015,197	71,291,055	86,541	(156,659)	15,990	100,286	280,306	(462,789)

Net change in contract owners’ equity	339,675,779	464,172,319	147,419	(41,975)	11,053	133,493	(275,019)	(9,125)
Contract owners’ equity at beginning of period	2,512,676,486	2,048,504,167	692,419	734,394	282,059	148,566	2,553,861	2,562,986

Contract owners’ equity at end of period	$2,852,352,265	2,512,676,486	839,838	692,419	293,112	282,059	2,278,842	2,553,861

CHANGE IN UNITS:
Beginning units	195,088,340	182,197,897	44,543	55,028	31,874	19,391	283,039	337,413
Units purchased	429,387,455	351,897,523	15,417	1,183	19,732	30,022	258,335	179,228
Units redeemed	(417,924,992)	(339,007,080)	(10,067)	(11,668)	(18,789)	(17,539)	(200,270)	(233,602)

Ending units	206,550,803	195,088,340	49,893	44,543	32,817	31,874	341,104	283,039

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ARLPE3		ACVGI		ACVIG		ACVIP2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$170,693	(29,386)	-	-	48,900	64,606	14,115	97,707
Realized gain (loss) on investments	134,449	1,735	-	-	(355,452)	263,694	310,891	(32,933)
Change in unrealized gain (loss) on investments	(315,143)	672,942	53	-	665,191	1,012,202	619,966	680,492
Reinvested capital gains	27,935	36,794	-	-	559,786	974,451	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,934	682,085	53	-	918,425	2,314,953	944,972	745,266

Equity transactions:
Purchase payments received from contract owners (note 4)	194,950	215,180	600	-	210,205	99,986	784,554	482,014
Transfers between funds	(1,709,048)	1,209,372	200	-	(328,110)	(568,915)	2,318,252	(7,838)
Redemptions (notes 2, 3, and 4)	(183,371)	(199,684)	-	-	(1,632,363)	(1,216,699)	(1,489,511)	(941,767)
Adjustments to maintain reserves	(3)	(45)	2	-	80	(99)	128	(161)

Net equity transactions	(1,697,472)	1,224,823	802	-	(1,750,188)	(1,685,727)	1,613,423	(467,752)

Net change in contract owners’ equity	(1,679,538)	1,906,908	855	-	(831,763)	629,226	2,558,395	277,514
Contract owners’ equity at beginning of period	3,516,030	1,609,122	-	-	12,121,930	11,492,704	10,377,629	10,100,115

Contract owners’ equity at end of period	$1,836,492	3,516,030	855	-	11,290,167	12,121,930	12,936,024	10,377,629

CHANGE IN UNITS:
Beginning units	225,654	142,430	-	-	881,696	1,022,898	954,812	1,003,523
Units purchased	61,803	181,964	80	-	162,964	193,808	869,096	336,567
Units redeemed	(178,402)	(98,740)	-	-	(300,889)	(335,010)	(728,305)	(385,278)

Ending units	109,055	225,654	80	-	743,771	881,696	1,095,603	954,812

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVMV2		ACVU1		ACVV		ACVV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$547	-	(24,848)	(18,953)	55,592	73,769	3,498	-
Realized gain (loss) on investments	(246)	-	35,499	6,961	(906,265)	37,095	(30,501)	-
Change in unrealized gain (loss) on investments	20,759	-	658,696	261,946	(343,269)	1,823,460	5,479	-
Reinvested capital gains	-	-	169,334	153,913	250,842	676,700	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,060	-	838,681	403,867	(943,100)	2,611,024	(21,524)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	237,345	-	865	-	353,545	38,395	138,221	-
Transfers between funds	46,288	-	281,907	150,128	(3,181,563)	176,352	36,131	-
Redemptions (notes 2, 3, and 4)	(719)	-	(26,631)	(59,612)	(769,525)	(1,304,739)	(219)	-
Adjustments to maintain reserves	(17)	-	49	(63)	169	(89)	(4)	-

Net equity transactions	282,897	-	256,190	90,453	(3,597,374)	(1,090,081)	174,129	-

Net change in contract owners’ equity	303,957	-	1,094,871	494,320	(4,540,474)	1,520,943	152,605	-
Contract owners’ equity at beginning of period	-	-	1,677,590	1,183,270	12,549,070	11,028,127	-	-

Contract owners’ equity at end of period	$303,957	-	2,772,461	1,677,590	8,008,596	12,549,070	152,605	-

CHANGE IN UNITS:
Beginning units	-	-	94,417	88,470	939,561	1,033,715	-	-
Units purchased	25,986	-	32,852	44,788	83,430	211,379	40,522	-
Units redeemed	(2,612)	-	(21,832)	(38,841)	(421,797)	(305,533)	(28,857)	-

Ending units	23,374	-	105,437	94,417	601,194	939,561	11,665	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVBC4		AMVCB4		AMVGS4		AMVI4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$128,802	195,615	238,350	253,724	(67,059)	(78,090)	(58,966)	16,391
Realized gain (loss) on investments	(117,115)	(14,938)	(73,175)	106,169	35,170	316,801	5,753	72,271
Change in unrealized gain (loss) on investments	1,907,074	2,018,564	(323)	2,104,530	1,181,684	849,563	1,405,412	1,195,875
Reinvested capital gains	300,609	1,843,506	-	-	354,577	419,448	-	222,200

Net increase (decrease) in contract owners’ equity resulting from operations	2,219,370	4,042,747	164,852	2,464,423	1,504,372	1,507,722	1,352,199	1,506,737

Equity transactions:
Purchase payments received from contract owners (note 4)	2,562,436	3,503,442	963,941	1,678,376	630,945	504,546	710,190	1,352,765
Transfers between funds	320,969	(907,846)	(1,710,180)	2,182,557	(787,308)	(636,542)	336,300	10,194
Redemptions (notes 2, 3, and 4)	(821,114)	(721,175)	(1,323,455)	(1,170,260)	(326,418)	(588,449)	(161,839)	(276,781)
Adjustments to maintain reserves	83	(90)	39	(97)	180	(167)	31	(62)

Net equity transactions	2,062,374	1,874,331	(2,069,655)	2,690,576	(482,601)	(720,612)	884,682	1,086,116

Net change in contract owners’ equity	4,281,744	5,917,078	(1,904,803)	5,154,999	1,021,771	787,110	2,236,881	2,592,853
Contract owners’ equity at beginning of period	25,472,818	19,555,740	19,193,960	14,038,961	6,256,665	5,469,555	9,312,886	6,720,033

Contract owners’ equity at end of period	$29,754,562	25,472,818	17,289,157	19,193,960	7,278,436	6,256,665	11,549,767	9,312,886

CHANGE IN UNITS:
Beginning units	1,821,436	1,673,355	1,657,696	1,408,732	385,784	438,172	754,038	660,568
Units purchased	583,220	510,072	548,327	602,899	141,222	253,493	407,571	288,305
Units redeemed	(420,931)	(361,991)	(756,458)	(353,935)	(175,345)	(305,881)	(330,090)	(194,835)

Ending units	1,983,725	1,821,436	1,449,565	1,657,696	351,661	385,784	831,519	754,038

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVNW4		PIHYB2		BRVDA3		BRVED3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(138,292)	(26,313)	5,743	7,933	3,827	22,700	40,214	35,622
Realized gain (loss) on investments	140,330	111,125	(851)	(12,993)	(180,357)	23,950	(395,271)	(36,454)
Change in unrealized gain (loss) on investments	3,097,525	2,127,164	(3,965)	34,901	392,391	121,613	103,183	1,080,595
Reinvested capital gains	146,732	427,577	-	-	4,704	18,772	205,090	459,501

Net increase (decrease) in contract owners’ equity resulting from operations	3,246,295	2,639,553	927	29,841	220,565	187,035	(46,784)	1,539,264

Equity transactions:
Purchase payments received from contract owners (note 4)	1,191,846	1,485,085	-	-	10,000	155	171,835	19,982
Transfers between funds	427,156	381,070	-	(131,719)	509,391	1,082,221	(785,566)	(140,638)
Redemptions (notes 2, 3, and 4)	(376,864)	(408,202)	(2,051)	(4,693)	(166,265)	(46,107)	(407,568)	(685,994)
Adjustments to maintain reserves	44	(33)	34	(55)	73	(50)	101	(68)

Net equity transactions	1,242,182	1,457,920	(2,017)	(136,467)	353,199	1,036,219	(1,021,198)	(806,718)

Net change in contract owners’ equity	4,488,477	4,097,473	(1,090)	(106,626)	573,764	1,223,254	(1,067,982)	732,546
Contract owners’ equity at beginning of period	13,313,802	9,216,329	161,435	268,061	2,074,392	851,138	7,148,385	6,415,839

Contract owners’ equity at end of period	$17,802,279	13,313,802	160,345	161,435	2,648,156	2,074,392	6,080,403	7,148,385

CHANGE IN UNITS:
Beginning units	998,477	881,581	10,180	19,427	167,237	81,180	485,001	548,146
Units purchased	296,950	258,333	-	-	161,766	137,152	144,741	158,774
Units redeemed	(201,570)	(141,437)	(123)	(9,247)	(139,955)	(51,095)	(227,480)	(221,919)

Ending units	1,093,857	998,477	10,057	10,180	189,048	167,237	402,262	485,001

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	BRVHY3		BRVTR3		MLVGA3		DVMCSS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$524,225	535,336	57,004	72,295	(13,613)	(39,518)	(52,343)	(68,667)
Realized gain (loss) on investments	198,470	(177,625)	476,642	91,380	(71,507)	(228,332)	(354,460)	(27,655)
Change in unrealized gain (loss) on investments	229,173	1,147,280	(532,647)	186,362	2,884,698	3,072,518	891,158	847,113
Reinvested capital gains	-	-	570,286	25,234	1,594,895	1,001,198	-	570,905

Net increase (decrease) in contract owners’ equity resulting from operations	951,868	1,504,991	571,285	375,271	4,394,473	3,805,866	484,355	1,321,696

Equity transactions:
Purchase payments received from contract owners (note 4)	1,929,296	2,039,704	1,269,787	2,288,300	1,502,917	432,986	842,863	288,302
Transfers between funds	309,557	4,813,703	3,580,205	2,142,496	(486,883)	(399,430)	(245,492)	108,347
Redemptions (notes 2, 3, and 4)	(623,776)	(797,888)	(738,050)	(624,041)	(2,656,837)	(2,820,345)	(436,799)	(350,698)
Adjustments to maintain reserves	140	(201)	51	(61)	141	(170)	125	(106)

Net equity transactions	1,615,217	6,055,318	4,111,993	3,806,694	(1,640,662)	(2,786,959)	160,697	45,845

Net change in contract owners’ equity	2,567,085	7,560,309	4,683,278	4,181,965	2,753,811	1,018,907	645,052	1,367,541
Contract owners’ equity at beginning of period	16,199,858	8,639,549	7,383,581	3,201,616	26,037,150	25,018,243	8,543,209	7,175,668

Contract owners’ equity at end of period	$18,766,943	16,199,858	12,066,859	7,383,581	28,790,961	26,037,150	9,188,261	8,543,209

CHANGE IN UNITS:
Beginning units	1,346,768	817,280	693,390	324,033	1,769,137	1,980,641	639,086	636,001
Units purchased	836,504	1,262,171	1,511,358	786,235	300,549	167,844	140,638	75,678
Units redeemed	(709,541)	(732,683)	(1,149,640)	(416,878)	(431,351)	(379,348)	(135,353)	(72,593)

Ending units	1,473,731	1,346,768	1,055,108	693,390	1,638,335	1,769,137	644,371	639,086

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	CLVHY2		CSCRS		DWVSVS		ETVFR
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$63,040	88,692	19,809	(2,363)	(8,215)	(20,274)	328,600	575,802
Realized gain (loss) on investments	(171,473)	56,275	(66,674)	(49,588)	(649,150)	(82,119)	(631,287)	(179,216)
Change in unrealized gain (loss) on investments	49,739	142,329	35,074	71,868	321,316	810,149	170,075	643,273
Reinvested capital gains	-	-	-	-	279,699	377,441	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(58,694)	287,296	(11,791)	19,917	(56,350)	1,085,197	(132,612)	1,039,859

Equity transactions:
Purchase payments received from contract owners (note 4)	934,367	431,575	48	8,628	810,299	986,168	1,067,607	2,527,639
Transfers between funds	(1,812,776)	2,607,546	93,750	123,314	(420,249)	321,712	(1,629,392)	2,054,745
Redemptions (notes 2, 3, and 4)	(183,481)	(123,424)	(123,168)	(144,341)	(148,734)	(73,177)	(2,296,826)	(3,801,765)
Adjustments to maintain reserves	36	(47)	55	(48)	56	(33)	481	1,787

Net equity transactions	(1,061,854)	2,915,650	(29,315)	(12,447)	241,372	1,234,670	(2,858,130)	782,406

Net change in contract owners’ equity	(1,120,548)	3,202,946	(41,106)	7,470	185,022	2,319,867	(2,990,742)	1,822,265
Contract owners’ equity at beginning of period	4,241,839	1,038,893	524,102	516,632	6,101,330	3,781,463	19,521,513	17,699,248

Contract owners’ equity at end of period	$3,121,291	4,241,839	482,996	524,102	6,286,352	6,101,330	16,530,771	19,521,513

CHANGE IN UNITS:
Beginning units	382,641	107,436	97,252	101,186	449,594	352,074	1,778,727	1,706,626
Units purchased	583,561	547,407	65,240	76,429	270,381	195,404	950,667	1,086,371
Units redeemed	(698,562)	(272,202)	(70,151)	(80,363)	(241,063)	(97,884)	(1,233,214)	(1,014,270)

Ending units	267,640	382,641	92,341	97,252	478,912	449,594	1,496,180	1,778,727

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FQB		FVUS2		FAM2		FB2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$83	89	6,761	(251)	3,662	1,421	70,594	120,642
Realized gain (loss) on investments	3	-	4,173	398	8,909	(3,453)	192,276	152,714
Change in unrealized gain (loss) on investments	282	336	5,521	12	70,099	51,697	8,498,523	3,909,200
Reinvested capital gains	17	-	-	-	10,032	18,754	545,914	1,017,046

Net increase (decrease) in contract owners’ equity resulting from operations	385	425	16,455	159	92,702	68,419	9,307,307	5,199,602

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	497,511	479,157	1,280	6,313	6,569,019	8,378,634
Transfers between funds	-	-	1,017,387	(371,610)	473,957	(33,359)	13,335,371	4,236,045
Redemptions (notes 2, 3, and 4)	(7)	(7)	(14,675)	-	(82,073)	(26,512)	(2,934,809)	(2,360,329)
Adjustments to maintain reserves	(15)	6	6	-	24	(22)	111	(175)

Net equity transactions	(22)	(1)	1,500,229	107,547	393,188	(53,580)	16,969,692	10,254,175

Net change in contract owners’ equity	363	424	1,516,684	107,706	485,890	14,839	26,276,999	15,453,777
Contract owners’ equity at beginning of period	5,717	5,293	107,706	-	457,292	442,453	34,311,080	18,857,303

Contract owners’ equity at end of period	$6,080	5,717	1,624,390	107,706	943,182	457,292	60,588,079	34,311,080

CHANGE IN UNITS:
Beginning units	299	299	10,437	-	31,237	35,392	2,527,000	1,701,806
Units purchased	-	-	157,842	55,949	65,003	3,537	2,298,109	1,583,912
Units redeemed	(1)	-	(16,803)	(45,512)	(38,424)	(7,692)	(1,120,854)	(758,718)

Ending units	298	299	151,476	10,437	57,816	31,237	3,704,255	2,527,000

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FC2		FEI2		FEMS2		FG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(136,136)	(71,822)	3,156	21,643	(18,356)	18,365	(879,101)	(672,601)
Realized gain (loss) on investments	178,985	(36,376)	(205,559)	(338,046)	(133,878)	23,667	1,545,220	39,904
Change in unrealized gain (loss) on investments	2,980,414	1,049,847	(13,565)	1,792,566	793,752	274,258	17,461,542	12,150,777
Reinvested capital gains	50,226	695,732	392,158	773,188	448,769	-	7,017,710	3,122,780

Net increase (decrease) in contract owners’ equity resulting from operations	3,073,489	1,637,381	176,190	2,249,351	1,090,287	316,290	25,145,371	14,640,860

Equity transactions:
Purchase payments received from contract owners (note 4)	3,806,860	1,179,964	69,426	108,276	778,043	1,249,931	9,209,982	6,576,923
Transfers between funds	1,197,222	192,416	(1,848,900)	169,040	1,266,814	1,222,530	(1,261,275)	3,655,161
Redemptions (notes 2, 3, and 4)	(473,892)	(362,640)	(1,388,628)	(1,880,197)	(184,307)	(121,901)	(6,316,844)	(5,671,920)
Adjustments to maintain reserves	31	2	106	(123)	39	(40)	172	(274)

Net equity transactions	4,530,221	1,009,742	(3,167,996)	(1,603,004)	1,860,589	2,350,520	1,632,035	4,559,890

Net change in contract owners’ equity	7,603,710	2,647,123	(2,991,806)	646,347	2,950,876	2,666,810	26,777,406	19,200,750
Contract owners’ equity at beginning of period	8,039,618	5,392,495	10,084,141	9,437,794	2,966,590	299,780	64,340,514	45,139,764

Contract owners’ equity at end of period	$15,643,328	8,039,618	7,092,335	10,084,141	5,917,466	2,966,590	91,117,920	64,340,514

CHANGE IN UNITS:
Beginning units	567,853	474,009	750,010	877,571	281,768	36,396	3,647,438	3,389,539
Units purchased	481,781	218,777	146,550	433,380	353,128	357,110	2,185,564	1,992,568
Units redeemed	(162,829)	(124,933)	(394,315)	(560,941)	(200,350)	(111,738)	(2,193,528)	(1,734,669)

Ending units	886,805	567,853	502,245	750,010	434,546	281,768	3,639,474	3,647,438

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FGI2		FHI2		FIGBP2		FMMP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$73,122	207,056	93,784	93,233	172,628	181,659	-	-
Realized gain (loss) on investments	(273,737)	(260,129)	(40,553)	(38,806)	448,349	79,804	-	-
Change in unrealized gain (loss) on investments	531,985	1,476,082	(19,254)	294,245	284,797	428,497	-	-
Reinvested capital gains	488,528	758,364	-	-	5,966	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	819,898	2,181,373	33,977	348,672	911,740	689,960	-	-

Equity transactions:
Purchase payments received from contract owners (note 4)	1,750,568	1,535,795	23,131	39,659	3,181,310	2,336,715	200	-
Transfers between funds	(831,896)	1,098,909	137,158	2,763	4,840,128	6,087,885	(200)	-
Redemptions (notes 2, 3, and 4)	(590,380)	(414,841)	(642,303)	(267,799)	(3,036,313)	(1,511,120)	-	-
Adjustments to maintain reserves	134	(68)	25	(64)	138	(143)	-	-

Net equity transactions	328,426	2,219,795	(481,989)	(225,441)	4,985,263	6,913,337	-	-

Net change in contract owners’ equity	1,148,324	4,401,168	(448,012)	123,231	5,897,003	7,603,297	-	-
Contract owners’ equity at beginning of period	11,160,857	6,759,689	2,571,158	2,447,927	14,013,486	6,410,189	-	-

Contract owners’ equity at end of period	$12,309,181	11,160,857	2,123,146	2,571,158	19,910,489	14,013,486	-	-

CHANGE IN UNITS:
Beginning units	749,733	581,341	221,771	238,786	1,297,248	637,609	-	-
Units purchased	308,184	438,807	135,092	121,340	1,525,177	1,241,347	20	-
Units redeemed	(280,168)	(270,415)	(175,710)	(138,355)	(1,120,936)	(581,708)	(20)	-

Ending units	777,749	749,733	181,153	221,771	1,701,489	1,297,248	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FNRS2		FRESS2		FVSIS2		FEOVF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$13,334	-	29,262	16,945	216,236	232,759	3,260	-
Realized gain (loss) on investments	(7,615)	-	(473,970)	141,394	(157,138)	(30,013)	29	-
Change in unrealized gain (loss) on investments	25,058	-	(525,055)	565,024	345,111	698,671	4,961	-
Reinvested capital gains	-	-	252,326	90,612	117,676	91,128	6,672	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,777	-	(717,437)	813,975	521,885	992,545	14,922	-

Equity transactions:
Purchase payments received from contract owners (note 4)	130,253	-	457,197	1,073,438	1,043,355	1,254,294	128,170	-
Transfers between funds	726,308	-	(1,025,697)	1,146,726	(774,240)	1,271,088	8,366	-
Redemptions (notes 2, 3, and 4)	(4,856)	-	(333,458)	(240,640)	(848,872)	(1,435,488)	-	-
Adjustments to maintain reserves	9	-	48	(56)	107	(150)	(1)	-

Net equity transactions	851,714	-	(901,910)	1,979,468	(579,650)	1,089,744	136,535	-

Net change in contract owners’ equity	882,491	-	(1,619,347)	2,793,443	(57,765)	2,082,289	151,457	-
Contract owners’ equity at beginning of period	-	-	6,452,152	3,658,709	12,915,213	10,832,924	-	-

Contract owners’ equity at end of period	$882,491	-	4,832,805	6,452,152	12,857,448	12,915,213	151,457	-

CHANGE IN UNITS:
Beginning units	-	-	518,374	356,056	1,139,452	1,046,245	-	-
Units purchased	86,591	-	234,478	423,599	505,157	518,527	12,510	-
Units redeemed	(10,434)	-	(332,676)	(261,281)	(574,796)	(425,320)	-	-

Ending units	76,157	-	420,176	518,374	1,069,813	1,139,452	12,510	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVFA2		FTVGI2		FTVIS2		FTVMD2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$11,487	98,735	1,179,331	1,106,110	912,119	850,991	63,956	20,370
Realized gain (loss) on investments	(242,414)	(60,732)	(693,794)	167,888	(1,344,845)	357,358	(399,315)	(43,336)
Change in unrealized gain (loss) on investments	(480,091)	361,151	(1,620,132)	(1,141,061)	(309,975)	1,006,452	(306,579)	743,357
Reinvested capital gains	1,124,398	278,052	-	-	16,625	346,113	119,156	763,230

Net increase (decrease) in contract owners’ equity resulting from operations	413,380	677,206	(1,134,595)	132,937	(726,076)	2,560,914	(522,782)	1,483,621

Equity transactions:
Purchase payments received from contract owners (note 4)	318,476	58,729	574,640	1,801,795	1,016,656	3,317,521	635,495	278,801
Transfers between funds	(224,775)	256,850	(1,479,112)	(997,344)	(2,949,419)	2,994,481	(541,929)	(104,243)
Redemptions (notes 2, 3, and 4)	(437,558)	(240,263)	(1,800,602)	(1,297,671)	(1,360,352)	(3,935,158)	(344,428)	(805,243)
Adjustments to maintain reserves	14	(51)	(879)	3	146	(161)	97	(150)

Net equity transactions	(343,843)	75,265	(2,705,953)	(493,217)	(3,292,969)	2,376,683	(250,765)	(630,835)

Net change in contract owners’ equity	69,537	752,471	(3,840,548)	(360,280)	(4,019,045)	4,937,597	(773,547)	852,786
Contract owners’ equity at beginning of period	4,394,707	3,642,236	17,950,239	18,310,519	22,268,982	17,331,385	7,649,743	6,796,957

Contract owners’ equity at end of period	$4,464,244	4,394,707	14,109,691	17,950,239	18,249,937	22,268,982	6,876,196	7,649,743

CHANGE IN UNITS:
Beginning units	252,905	248,319	1,828,736	1,881,017	1,700,024	1,519,867	530,208	578,609
Units purchased	34,904	30,921	518,344	438,129	602,632	905,607	113,518	88,323
Units redeemed	(55,568)	(26,335)	(812,496)	(490,410)	(904,190)	(725,450)	(138,048)	(136,724)

Ending units	232,241	252,905	1,534,584	1,828,736	1,398,466	1,700,024	505,678	530,208

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVGMNS		GVHQFA		GVMSAS		GVFRB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,934)	729	(24,712)	47,808	7,792	20,365	431,294	384,812
Realized gain (loss) on investments	23,602	741	(52,055)	(10,022)	(2,245)	1,258	(277,103)	(117,593)
Change in unrealized gain (loss) on investments	(17,588)	39,048	18,278	4,029	48,545	(9,407)	(203,429)	381,142
Reinvested capital gains	9,555	40,503	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,635	81,021	(58,489)	41,815	54,092	12,216	(49,238)	648,361

Equity transactions:
Purchase payments received from contract owners (note 4)	6,512	600	98,507	442,399	106,767	141,245	127,405	166,526
Transfers between funds	(174,858)	172,068	(2,669,488)	(730,972)	29,951	679,509	2,445,725	(2,480,364)
Redemptions (notes 2, 3, and 4)	(128,196)	(31,327)	(132,345)	(246,225)	(8,221)	(2,034)	(640,601)	(1,167,061)
Adjustments to maintain reserves	53	(16)	50	(92)	(3)	(5)	119	(132)

Net equity transactions	(296,489)	141,325	(2,703,276)	(534,890)	128,494	818,715	1,932,648	(3,481,031)

Net change in contract owners’ equity	(289,854)	222,346	(2,761,765)	(493,075)	182,586	830,931	1,883,410	(2,832,670)
Contract owners’ equity at beginning of period	973,517	751,171	6,322,332	6,815,407	912,460	81,529	9,007,737	11,840,407

Contract owners’ equity at end of period	$683,663	973,517	3,560,567	6,322,332	1,095,046	912,460	10,891,147	9,007,737

CHANGE IN UNITS:
Beginning units	84,216	71,712	640,540	695,845	90,146	8,652	789,575	1,099,175
Units purchased	4,300	16,605	203,416	261,664	20,208	92,292	519,956	343,094
Units redeemed	(30,926)	(4,101)	(481,367)	(316,969)	(7,667)	(10,798)	(344,463)	(652,694)

Ending units	57,590	84,216	362,589	640,540	102,687	90,146	965,068	789,575

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RAF		RBF		RBKF		RBMF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,099)	(3,632)	(102,363)	(98,855)	(6,855)	(10,656)	(8,310)	(38,312)
Realized gain (loss) on investments	(233,321)	(222,325)	611,956	(480,547)	(229,939)	(68,940)	9,768	(323,061)
Change in unrealized gain (loss) on investments	(1,395)	(37,336)	265,887	1,771,222	(76,660)	548,973	382,754	655,397
Reinvested capital gains	-	-	546,468	167,101	-	-	14,986	132,053

Net increase (decrease) in contract owners’ equity resulting from operations	(235,815)	(263,293)	1,321,948	1,358,921	(313,454)	469,377	399,198	426,077

Equity transactions:
Purchase payments received from contract owners (note 4)	7,969	7,375	26,995	264,024	10,758	15,176	26,443	43,760
Transfers between funds	287,827	(1,821,902)	577,541	(1,022,403)	245,132	86,176	365,743	(399,385)
Redemptions (notes 2, 3, and 4)	(25,206)	(59,677)	(744,170)	(1,036,920)	(141,403)	(263,053)	(234,243)	(278,480)
Adjustments to maintain reserves	20	(20)	252	(290)	67	(54)	62	(107)

Net equity transactions	270,610	(1,874,224)	(139,382)	(1,795,589)	114,554	(161,755)	158,005	(634,212)

Net change in contract owners’ equity	34,795	(2,137,517)	1,182,566	(436,668)	(198,900)	307,622	557,203	(208,135)
Contract owners’ equity at beginning of period	189,780	2,327,297	6,825,695	7,262,363	2,107,303	1,799,681	2,453,751	2,661,886

Contract owners’ equity at end of period	$224,575	189,780	8,008,261	6,825,695	1,908,403	2,107,303	3,010,954	2,453,751

CHANGE IN UNITS:
Beginning units	458,222	2,906,311	192,159	252,782	196,804	210,412	92,813	122,448
Units purchased	12,476,015	7,986,588	238,235	322,518	205,950	404,108	83,024	66,648
Units redeemed	(12,075,901)	(10,434,677)	(239,504)	(383,141)	(208,677)	(417,716)	(79,407)	(96,283)

Ending units	858,336	458,222	190,890	192,159	194,077	196,804	96,430	92,813

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RCPF		RELF		RENF		RESF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(28,234)	(26,303)	(67,258)	(61,303)	(4,366)	(62,775)	(11,820)	(31,420)
Realized gain (loss) on investments	(68,203)	341,451	1,106,127	345,691	(1,641,347)	(1,877,943)	(819,615)	(792,832)
Change in unrealized gain (loss) on investments	181,131	757,641	819,111	1,496,948	323,340	2,298,765	(81,881)	863,404
Reinvested capital gains	76,297	13,557	76,700	55,958	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	160,991	1,086,346	1,934,680	1,837,294	(1,322,373)	358,047	(913,316)	39,152

Equity transactions:
Purchase payments received from contract owners (note 4)	140,055	454,372	15,705	34,635	48,044	19,033	67,591	58,464
Transfers between funds	(6,035)	501,587	(384,758)	930,943	404,905	(1,396,418)	1,260,036	(177,523)
Redemptions (notes 2, 3, and 4)	(435,536)	(533,978)	(586,606)	(662,678)	(466,965)	(553,729)	(156,035)	(252,708)
Adjustments to maintain reserves	248	(255)	160	(121)	(56)	35	88	(97)

Net equity transactions	(301,268)	421,726	(955,499)	302,779	(14,072)	(1,931,079)	1,171,680	(371,864)

Net change in contract owners’ equity	(140,277)	1,508,072	979,181	2,140,073	(1,336,445)	(1,573,032)	258,364	(332,712)
Contract owners’ equity at beginning of period	6,430,194	4,922,122	5,207,241	3,067,168	3,973,562	5,546,594	1,558,498	1,891,210

Contract owners’ equity at end of period	$6,289,917	6,430,194	6,186,422	5,207,241	2,637,117	3,973,562	1,816,862	1,558,498

CHANGE IN UNITS:
Beginning units	188,110	167,554	219,555	202,302	299,660	439,176	223,170	266,163
Units purchased	94,677	234,097	212,939	309,519	851,306	286,847	4,487,683	1,513,014
Units redeemed	(110,766)	(213,541)	(264,311)	(292,266)	(848,348)	(426,363)	(4,290,984)	(1,556,007)

Ending units	172,021	188,110	168,183	219,555	302,618	299,660	419,869	223,170

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RFSF		RHCF		RHYS		RINF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(20,178)	(28,505)	(150,427)	(153,756)	16,480	13,537	(79,611)	(62,900)
Realized gain (loss) on investments	15,408	87,674	484,995	(80,701)	(35,865)	64,227	1,012,404	67,609
Change in unrealized gain (loss) on investments	(276,823)	942,578	882,251	2,011,179	(20,185)	55,282	1,553,785	885,277
Reinvested capital gains	142,003	211,738	296,352	209,973	2,433	-	85,892	-

Net increase (decrease) in contract owners’ equity resulting from operations	(139,590)	1,213,485	1,513,171	1,986,695	(37,137)	133,046	2,572,470	889,986

Equity transactions:
Purchase payments received from contract owners (note 4)	369,991	147,143	44,290	70,071	5,216	9,357	31,515	4,295
Transfers between funds	(776,434)	720,567	(1,100,312)	(858,253)	(168,194)	1,833,985	489,284	(697,832)
Redemptions (notes 2, 3, and 4)	(294,035)	(629,245)	(1,152,348)	(1,769,609)	(193,601)	(421,411)	(431,512)	(524,483)
Adjustments to maintain reserves	102	(114)	(256)	(57)	96	(82)	292	(133)

Net equity transactions	(700,376)	238,351	(2,208,626)	(2,557,848)	(356,483)	1,421,849	89,579	(1,218,153)

Net change in contract owners’ equity	(839,966)	1,451,836	(695,455)	(571,153)	(393,620)	1,554,895	2,662,049	(328,167)
Contract owners’ equity at beginning of period	5,941,259	4,489,423	11,214,507	11,785,660	2,709,335	1,154,440	3,864,933	4,193,100

Contract owners’ equity at end of period	$5,101,293	5,941,259	10,519,052	11,214,507	2,315,715	2,709,335	6,526,982	3,864,933

CHANGE IN UNITS:
Beginning units	387,410	368,885	355,151	450,556	218,106	105,131	84,064	113,408
Units purchased	135,029	324,603	160,707	253,195	999,629	274,186	127,485	152,066
Units redeemed	(187,766)	(306,078)	(231,134)	(348,600)	(1,033,301)	(161,211)	(121,333)	(181,410)

Ending units	334,673	387,410	284,724	355,151	184,434	218,106	90,216	84,064

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RJNF		RLCE		RLCJ		RLF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(5,564)	(8,546)	3,611	(4,816)	(2,604)	(1,044)	(35,767)	(35,118)
Realized gain (loss) on investments	(27,542)	(139,144)	(84,988)	117,353	(6,575)	132,299	81,368	34,981
Change in unrealized gain (loss) on investments	(5,748)	45,301	(34,037)	194,242	208,692	63,827	359,518	663,486
Reinvested capital gains	-	-	-	-	-	-	118,805	30,898

Net increase (decrease) in contract owners’ equity resulting from operations	(38,854)	(102,389)	(115,414)	306,779	199,513	195,082	523,924	694,247

Equity transactions:
Purchase payments received from contract owners (note 4)	279,394	22,897	17,115	26,729	14,789	14,480	4,808	5,232
Transfers between funds	(27,013)	(271,701)	(359,778)	(167,190)	496,605	(405,362)	(42,357)	(10,383)
Redemptions (notes 2, 3, and 4)	(278,401)	(49,879)	(198,754)	(132,469)	(57,562)	(29,544)	(274,768)	(469,113)
Adjustments to maintain reserves	87	(102)	23	(26)	80	(102)	(8)	(51)

Net equity transactions	(25,933)	(298,785)	(541,394)	(272,956)	453,912	(420,528)	(312,325)	(474,315)

Net change in contract owners’ equity	(64,787)	(401,174)	(656,808)	33,823	653,425	(225,446)	211,599	219,932
Contract owners’ equity at beginning of period	489,283	890,457	1,290,298	1,256,475	798,008	1,023,454	2,800,412	2,580,480

Contract owners’ equity at end of period	$424,496	489,283	633,490	1,290,298	1,451,433	798,008	3,012,011	2,800,412

CHANGE IN UNITS:
Beginning units	217,287	340,931	112,626	140,914	39,496	68,954	74,228	87,236
Units purchased	7,571,072	2,355,433	236,664	243,393	165,204	463,317	48,061	44,052
Units redeemed	(7,542,990)	(2,479,077)	(294,074)	(271,681)	(153,904)	(492,775)	(55,530)	(57,060)

Ending units	245,369	217,287	55,216	112,626	50,796	39,496	66,759	74,228

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RMED		RMEK		RNF		ROF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(6,491)	(9,748)	(29,242)	(37,426)	(45,859)	(37,046)	(255,336)	(251,391)
Realized gain (loss) on investments	(231,821)	(439,189)	567,825	176,895	(544,352)	1,172,542	6,823,767	974,875
Change in unrealized gain (loss) on investments	373,705	1,211,316	74,578	618,339	379,971	2,473,005	1,069,672	4,453,740
Reinvested capital gains	90,061	-	73,379	-	853,815	-	2,262,502	451,002

Net increase (decrease) in contract owners’ equity resulting from operations	225,454	762,379	686,540	757,808	643,575	3,608,501	9,900,605	5,628,226

Equity transactions:
Purchase payments received from contract owners (note 4)	5,523	33,998	210,604	49,181	133,963	89,217	910,681	176,926
Transfers between funds	(12,155)	(331,254)	2,779,728	(920,564)	(1,443,253)	(655,509)	(6,260,822)	(918,517)
Redemptions (notes 2, 3, and 4)	(430,682)	(342,981)	(308,829)	(251,196)	(1,023,718)	(934,790)	(1,918,067)	(2,575,954)
Adjustments to maintain reserves	224	(66)	(128)	(104)	14	4	41	43

Net equity transactions	(437,090)	(640,303)	2,681,375	(1,122,683)	(2,332,994)	(1,501,078)	(7,268,167)	(3,317,502)

Net change in contract owners’ equity	(211,636)	122,076	3,367,915	(364,875)	(1,689,419)	2,107,423	2,632,438	2,310,724
Contract owners’ equity at beginning of period	2,540,728	2,418,652	2,157,550	2,522,425	12,029,080	9,921,657	19,198,467	16,887,743

Contract owners’ equity at end of period	$2,329,092	2,540,728	5,525,465	2,157,550	10,339,661	12,029,080	21,830,905	19,198,467

CHANGE IN UNITS:
Beginning units	48,427	63,196	58,444	90,508	341,426	407,699	382,742	457,417
Units purchased	72,222	58,912	626,846	434,477	317,381	744,584	939,507	1,106,141
Units redeemed	(80,560)	(73,681)	(556,523)	(466,541)	(412,071)	(810,857)	(1,018,154)	(1,180,816)

Ending units	40,089	48,427	128,767	58,444	246,736	341,426	304,095	382,742

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RPMF		RREF		RRF		RSRF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$281,418	(98,670)	45,896	16,479	(30,827)	(32,731)	(26,444)	(45,946)
Realized gain (loss) on investments	1,634,191	2,091,236	(570,376)	538,746	520,504	(72,305)	(175,476)	(295,772)
Change in unrealized gain (loss) on investments	(843,342)	758,781	(68,068)	484,081	334,965	582,557	333,986	521,315
Reinvested capital gains	-	-	84,740	47,023	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,072,267	2,751,347	(507,808)	1,086,329	824,642	477,521	132,066	179,597

Equity transactions:
Purchase payments received from contract owners (note 4)	186,408	213,230	25,981	6,813	3,172	1,563	127,769	36,311
Transfers between funds	(1,904,918)	395,180	(1,451,315)	385,271	(51,515)	(1,248,340)	(307,304)	(297,394)
Redemptions (notes 2, 3, and 4)	(543,180)	(813,761)	(477,193)	(635,816)	(243,771)	(411,661)	(320,459)	(431,044)
Adjustments to maintain reserves	(86)	11	89	(199)	83	(37)	95	(163)

Net equity transactions	(2,261,776)	(205,340)	(1,902,438)	(243,931)	(292,031)	(1,658,475)	(499,899)	(692,290)

Net change in contract owners’ equity	(1,189,509)	2,546,007	(2,410,246)	842,398	532,611	(1,180,954)	(367,833)	(512,693)
Contract owners’ equity at beginning of period	9,388,661	6,842,654	5,270,456	4,428,058	1,891,873	3,072,827	5,432,340	5,945,033

Contract owners’ equity at end of period	$8,199,152	9,388,661	2,860,210	5,270,456	2,424,484	1,891,873	5,064,507	5,432,340

CHANGE IN UNITS:
Beginning units	661,519	737,847	196,392	199,001	59,028	118,827	392,341	438,274
Units purchased	1,098,830	1,913,720	154,421	768,195	50,374	32,496	43,967	88,788
Units redeemed	(1,325,195)	(1,990,048)	(240,871)	(770,804)	(55,721)	(92,295)	(87,509)	(134,721)

Ending units	435,154	661,519	109,942	196,392	53,681	59,028	348,799	392,341

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RTEC		RTEL		RTF		RTRF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(155,910)	(156,762)	(3,808)	(10,485)	(88,241)	(328,747)	(31,805)	(40,582)
Realized gain (loss) on investments	966,309	659,514	16,762	(52,650)	(5,077,996)	1,443,865	258,021	(244,724)
Change in unrealized gain (loss) on investments	2,811,391	2,055,627	77,149	134,050	(3,974,298)	10,391,372	682,698	831,711
Reinvested capital gains	222,574	371,561	-	-	1,205,098	-	88,640	1,387

Net increase (decrease) in contract owners’ equity resulting from operations	3,844,364	2,929,940	90,103	70,915	(7,935,437)	11,506,490	997,554	547,792

Equity transactions:
Purchase payments received from contract owners (note 4)	20,130	17,292	58	16	455,588	62,642	2,420	2,246
Transfers between funds	1,118,288	(511,550)	(58,691)	(460,390)	(12,100,788)	1,689,141	266,493	(366,234)
Redemptions (notes 2, 3, and 4)	(1,093,843)	(1,231,024)	(129,678)	(159,506)	(620,256)	(4,045,171)	(398,329)	(659,986)
Adjustments to maintain reserves	180	(165)	34	(61)	(2,581)	520	25	30

Net equity transactions	44,755	(1,725,447)	(188,277)	(619,941)	(12,268,037)	(2,292,868)	(129,391)	(1,023,944)

Net change in contract owners’ equity	3,889,119	1,204,493	(98,174)	(549,026)	(20,203,474)	9,213,622	868,163	(476,152)
Contract owners’ equity at beginning of period	9,859,398	8,654,905	628,389	1,177,415	28,723,981	19,510,359	2,648,445	3,124,597

Contract owners’ equity at end of period	$13,748,517	9,859,398	530,215	628,389	8,520,507	28,723,981	3,516,608	2,648,445

CHANGE IN UNITS:
Beginning units	274,636	333,860	60,016	126,955	651,354	715,384	81,726	116,508
Units purchased	288,361	411,983	99,143	135,625	1,209,023	2,089,995	74,952	101,988
Units redeemed	(303,846)	(471,207)	(112,205)	(202,564)	(1,678,597)	(2,154,025)	(78,685)	(136,770)

Ending units	259,151	274,636	46,954	60,016	181,780	651,354	77,993	81,726

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RUF		RUGB		RUTL		RVARS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(9,986)	(3,787)	(105,253)	(5,663)	8,641	(64,600)	(533)	58,597
Realized gain (loss) on investments	(368,565)	(237,073)	(1,983,374)	1,471,910	(478,457)	649,030	41,267	24,496
Change in unrealized gain (loss) on investments	6,513	(39,964)	(3,320)	(526,347)	(84,003)	205,967	167,281	111,142
Reinvested capital gains	-	-	-	-	50,446	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(372,038)	(280,824)	(2,091,947)	939,900	(503,373)	790,397	208,015	194,235

Equity transactions:
Purchase payments received from contract owners (note 4)	93,879	7,725	380,682	50,252	48,601	27,676	52,914	66,099
Transfers between funds	168,232	(563,972)	7,424,490	(1,603,686)	(989,707)	(98,562)	(182,956)	(1,214,715)
Redemptions (notes 2, 3, and 4)	(89,030)	(146,944)	(3,736,684)	(1,345,198)	(345,712)	(606,914)	(346,886)	(346,527)
Adjustments to maintain reserves	33	(38)	(1,140)	7,016	182	(189)	13	(148)

Net equity transactions	173,114	(703,229)	4,067,348	(2,891,616)	(1,286,636)	(677,989)	(476,915)	(1,495,291)

Net change in contract owners’ equity	(198,924)	(984,053)	1,975,401	(1,951,716)	(1,790,009)	112,408	(268,900)	(1,301,056)
Contract owners’ equity at beginning of period	633,663	1,617,716	3,830,757	5,782,473	4,611,219	4,498,811	3,613,113	4,914,169

Contract owners’ equity at end of period	$434,739	633,663	5,806,158	3,830,757	2,821,210	4,611,219	3,344,213	3,613,113

CHANGE IN UNITS:
Beginning units	520,836	997,668	176,876	312,611	206,191	235,136	402,853	569,165
Units purchased	13,897,122	4,922,693	4,232,727	3,281,811	238,113	522,343	66,470	97,987
Units redeemed	(13,932,561)	(5,399,525)	(4,187,637)	(3,417,546)	(309,559)	(551,288)	(117,446)	(264,299)

Ending units	485,397	520,836	221,966	176,876	134,745	206,191	351,877	402,853

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVCMD		RVF		RVIDD		RVIMC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(4,006)	218	(340,806)	(339,231)	(17,694)	(45,256)	(920)	(2,459)
Realized gain (loss) on investments	(262,578)	(59,113)	12,840,590	(1,042,622)	(603,775)	(429,473)	(31,672)	(47,010)
Change in unrealized gain (loss) on investments	86,451	177,188	3,682,750	17,534,111	(130,445)	(351,885)	(10,372)	(6,955)
Reinvested capital gains	-	-	6,861,930	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(180,133)	118,293	23,044,464	16,152,258	(751,914)	(826,614)	(42,964)	(56,424)

Equity transactions:
Purchase payments received from contract owners (note 4)	15,363	45,839	239,074	61,936	1,995	938	6,087	(1)
Transfers between funds	90,934	(78,000)	(10,634,062)	1,612,291	(12,864)	2,723,914	73	(67,664)
Redemptions (notes 2, 3, and 4)	(62,014)	(110,954)	(2,251,225)	(3,105,936)	(96,341)	(297,346)	(15,860)	(12,573)
Adjustments to maintain reserves	63	(74)	6,561	656	112	(72)	28	(28)

Net equity transactions	44,346	(143,189)	(12,639,652)	(1,431,053)	(107,098)	2,427,434	(9,672)	(80,266)

Net change in contract owners’ equity	(135,787)	(24,896)	10,404,812	14,721,205	(859,012)	1,600,820	(52,636)	(136,690)
Contract owners’ equity at beginning of period	922,207	947,103	36,713,786	21,992,581	2,998,322	1,397,502	172,335	309,025

Contract owners’ equity at end of period	$786,420	922,207	47,118,598	36,713,786	2,139,310	2,998,322	119,699	172,335

CHANGE IN UNITS:
Beginning units	430,314	511,807	339,548	362,509	15,653,025	4,461,941	149,117	207,501
Units purchased	422,319	118,725	628,163	420,967	66,813,122	77,172,104	1,229,644	1,682,997
Units redeemed	(366,781)	(200,218)	(740,393)	(443,928)	(61,459,056)	(65,981,020)	(1,239,591)	(1,741,381)

Ending units	485,852	430,314	227,318	339,548	21,007,091	15,653,025	139,170	149,117

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVISC		RVLCG		RVLCV		RVLDD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2,966)	(6,462)	(243,801)	(324,882)	31,247	(123,990)	(69,472)	(80,731)
Realized gain (loss) on investments	(429,866)	(114,763)	835,111	(1,545,449)	(1,932,553)	(1,751,229)	(1,205,309)	2,055,639
Change in unrealized gain (loss) on investments	7,841	(52,634)	108,219	6,615,975	(19,029)	5,499,122	63,876	1,727,698
Reinvested capital gains	-	-	3,620,149	502,787	678,724	225,490	853,995	-

Net increase (decrease) in contract owners’ equity resulting from operations	(424,991)	(173,859)	4,319,678	5,248,431	(1,241,611)	3,849,393	(356,910)	3,702,606

Equity transactions:
Purchase payments received from contract owners (note 4)	10	957	66,040	61,092	55,442	78,746	111,714	35,730
Transfers between funds	393,302	(686,814)	(7,236,696)	(4,102,777)	(4,630,703)	(4,250,962)	1,421,069	(2,539,987)
Redemptions (notes 2, 3, and 4)	(88,841)	(58,852)	(1,778,085)	(2,814,363)	(1,478,001)	(2,656,032)	(564,647)	(620,978)
Adjustments to maintain reserves	39	(39)	206	(140)	107	(186)	205	(163)

Net equity transactions	304,510	(744,748)	(8,948,535)	(6,856,188)	(6,053,155)	(6,828,434)	968,341	(3,125,398)

Net change in contract owners’ equity	(120,481)	(918,607)	(4,628,857)	(1,607,757)	(7,294,766)	(2,979,041)	611,431	577,208
Contract owners’ equity at beginning of period	360,502	1,279,109	22,535,866	24,143,623	17,969,155	20,948,196	8,895,609	8,318,401

Contract owners’ equity at end of period	$240,021	360,502	17,907,009	22,535,866	10,674,389	17,969,155	9,507,040	8,895,609

CHANGE IN UNITS:
Beginning units	344,176	910,480	791,447	1,066,315	746,594	1,060,163	193,021	266,698
Units purchased	12,559,890	11,877,515	794,855	1,009,502	481,659	765,943	630,870	807,146
Units redeemed	(12,574,515)	(12,443,819)	(1,080,277)	(1,284,370)	(722,131)	(1,079,512)	(616,835)	(880,823)

Ending units	329,551	344,176	506,025	791,447	506,122	746,594	207,056	193,021

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVMCG		RVMCV		RVMFU		RVSCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(86,126)	(98,405)	(49,277)	(99,058)	91,955	(18,565)	(73,241)	(94,542)
Realized gain (loss) on investments	(6,110)	(1,066,346)	(1,108,067)	(637,018)	(38,016)	(203,676)	(503,329)	(2,038,423)
Change in unrealized gain (loss) on investments	1,514,147	2,085,740	1,058,677	1,920,960	(22,896)	533,064	967,416	3,004,580
Reinvested capital gains	253,069	-	166,359	-	20,509	-	244,236	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,674,980	920,989	67,692	1,184,884	51,552	310,823	635,082	871,615

Equity transactions:
Purchase payments received from contract owners (note 4)	42,617	20,445	20,911	22,271	47,988	77,457	37,886	45,002
Transfers between funds	(103,712)	(842,242)	(310,450)	(533,777)	(629,073)	(127,935)	468,633	(4,868,339)
Redemptions (notes 2, 3, and 4)	(510,802)	(982,311)	(649,237)	(702,821)	(357,621)	(555,192)	(402,713)	(796,918)
Adjustments to maintain reserves	97	(130)	170	(159)	68	(42)	105	(120)

Net equity transactions	(571,800)	(1,804,238)	(938,606)	(1,214,486)	(938,638)	(605,712)	103,911	(5,620,375)

Net change in contract owners’ equity	1,103,180	(883,249)	(870,914)	(29,602)	(887,086)	(294,889)	738,993	(4,748,760)
Contract owners’ equity at beginning of period	6,368,507	7,251,756	6,227,908	6,257,510	4,276,947	4,571,836	5,853,634	10,602,394

Contract owners’ equity at end of period	$7,471,687	6,368,507	5,356,994	6,227,908	3,389,861	4,276,947	6,592,627	5,853,634

CHANGE IN UNITS:
Beginning units	241,344	313,364	272,729	329,823	654,175	749,469	223,386	457,942
Units purchased	203,396	329,547	170,282	122,480	87,156	139,558	363,661	401,392
Units redeemed	(223,865)	(401,567)	(219,543)	(179,574)	(231,355)	(234,852)	(367,883)	(635,948)

Ending units	220,875	241,344	223,468	272,729	509,976	654,175	219,164	223,386

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVSCV		RVSDL		RVWDL		AVIE2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(32,564)	(45,419)	(3,757)	(6,597)	(4,677)	(1,259)	16,067	3,401
Realized gain (loss) on investments	(818,870)	(915,443)	(72,400)	36,449	13,843	(25,034)	18,132	13,288
Change in unrealized gain (loss) on investments	296,854	1,701,119	(3,876)	(3,295)	58,458	2,981	125,332	213,802
Reinvested capital gains	-	-	-	-	-	-	35,935	97,419

Net increase (decrease) in contract owners’ equity resulting from operations	(554,580)	740,257	(80,033)	26,557	67,624	(23,312)	195,466	327,910

Equity transactions:
Purchase payments received from contract owners (note 4)	19,413	20,493	176,113	22,873	208,364	922	100,994	93,908
Transfers between funds	(771,749)	(807,432)	(166,847)	(125,472)	683,650	32,559	(176,989)	81,259
Redemptions (notes 2, 3, and 4)	(225,257)	(783,467)	(211,307)	(311,708)	(238,008)	(2,762)	(21,055)	(27,896)
Adjustments to maintain reserves	89	(74)	46	(32)	30	(32)	28	(48)

Net equity transactions	(977,504)	(1,570,480)	(201,995)	(414,339)	654,036	30,687	(97,022)	147,223

Net change in contract owners’ equity	(1,532,084)	(830,223)	(282,028)	(387,782)	721,660	7,375	98,444	475,133
Contract owners’ equity at beginning of period	3,911,036	4,741,259	574,198	961,980	250,427	243,052	1,663,742	1,188,609

Contract owners’ equity at end of period	$2,378,952	3,911,036	292,170	574,198	972,087	250,427	1,762,186	1,663,742

CHANGE IN UNITS:
Beginning units	217,924	315,134	80,558	139,467	45,858	41,323	141,430	128,227
Units purchased	177,873	185,673	597,824	487,779	598,213	364,129	13,713	25,237
Units redeemed	(252,421)	(282,883)	(630,465)	(546,688)	(483,277)	(359,594)	(21,890)	(12,034)

Ending units	143,376	217,924	47,917	80,558	160,794	45,858	133,253	141,430

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVBRA2		IVEW52		OVGSS		OVIGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$287,702	(67,682)	28,689	44,397	(99,756)	(74,426)	(18,067)	(13,651)
Realized gain (loss) on investments	(228,439)	(72,513)	247,196	270,946	(658,320)	(97,481)	53,408	12,267
Change in unrealized gain (loss) on investments	51,594	746,445	1,100,008	1,860,112	3,505,083	1,525,706	717,955	550,840
Reinvested capital gains	234,781	-	215,683	208,717	486,199	1,738,370	55,411	148,971

Net increase (decrease) in contract owners’ equity resulting from operations	345,638	606,250	1,591,576	2,384,172	3,233,206	3,092,169	808,707	698,427

Equity transactions:
Purchase payments received from contract owners (note 4)	163,002	193,910	2,073,132	1,965,553	2,016,216	800,647	753,685	523,634
Transfers between funds	(62,923)	85,721	162,776	7,449	(2,676,784)	1,179,950	(19,015)	7,351
Redemptions (notes 2, 3, and 4)	(502,100)	(301,477)	(378,061)	(409,845)	(732,114)	(705,859)	(187,710)	(53,566)
Adjustments to maintain reserves	93	(192)	83	(75)	89	(101)	21	(23)

Net equity transactions	(401,928)	(22,038)	1,857,930	1,563,082	(1,392,593)	1,274,637	546,981	477,396

Net change in contract owners’ equity	(56,290)	584,212	3,449,506	3,947,254	1,840,613	4,366,806	1,355,688	1,175,823
Contract owners’ equity at beginning of period	5,085,126	4,500,914	12,199,026	8,251,772	14,363,436	9,996,630	3,536,516	2,360,693

Contract owners’ equity at end of period	$5,028,836	5,085,126	15,648,532	12,199,026	16,204,049	14,363,436	4,892,204	3,536,516

CHANGE IN UNITS:
Beginning units	415,788	417,499	846,875	727,172	825,672	745,410	307,036	259,112
Units purchased	188,248	67,766	470,435	296,555	274,026	296,746	129,653	80,210
Units redeemed	(225,935)	(69,477)	(342,764)	(176,852)	(361,741)	(216,484)	(81,951)	(32,286)

Ending units	378,101	415,788	974,546	846,875	737,957	825,672	354,738	307,036

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVSCS		WRASP		WRENG		JPIGA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(44,779)	(61,640)	74,151	83,369	10,029	(14,815)	7,620	10,458
Realized gain (loss) on investments	(84,353)	12,574	(84,360)	(393,248)	(575,479)	(205,758)	12,314	55,494
Change in unrealized gain (loss) on investments	1,363,253	703,877	1,182,425	2,283,783	92,645	269,364	175,947	180,033
Reinvested capital gains	90,864	492,204	206,149	535,431	-	-	15,395	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,324,985	1,147,015	1,378,365	2,509,335	(472,805)	48,791	211,276	245,985

Equity transactions:
Purchase payments received from contract owners (note 4)	652,078	472,565	114,600	102,831	65,795	85,574	69,424	421,892
Transfers between funds	7,550	(232,793)	(893,586)	(671,394)	259,453	369,007	(32,986)	(456,524)
Redemptions (notes 2, 3, and 4)	(156,079)	(144,511)	(1,010,898)	(1,577,758)	(58,518)	(33,432)	(194,678)	(19,611)
Adjustments to maintain reserves	37	(22)	104	(114)	28	(43)	32	(38)

Net equity transactions	503,586	95,239	(1,789,780)	(2,146,435)	266,758	421,106	(158,208)	(54,281)

Net change in contract owners’ equity	1,828,571	1,242,254	(411,415)	362,900	(206,047)	469,897	53,068	191,704
Contract owners’ equity at beginning of period	5,846,250	4,603,996	13,716,008	13,353,108	1,533,912	1,064,015	1,884,575	1,692,871

Contract owners’ equity at end of period	$7,674,821	5,846,250	13,304,593	13,716,008	1,327,865	1,533,912	1,937,643	1,884,575

CHANGE IN UNITS:
Beginning units	452,111	444,099	937,626	1,097,000	255,138	180,863	154,466	159,663
Units purchased	159,563	96,036	41,312	48,485	272,399	160,818	8,530	37,801
Units redeemed	(109,840)	(88,024)	(170,251)	(207,859)	(175,289)	(86,543)	(23,814)	(42,998)

Ending units	501,834	452,111	808,687	937,626	352,248	255,138	139,182	154,466

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JPIIB2		JABS		JAFBS		JAGTS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$22,221	14,760	92,336	81,063	56,053	50,609	(233,533)	(91,895)
Realized gain (loss) on investments	8,064	6,907	605,436	349,989	138,492	(54,503)	3,357,700	838,677
Change in unrealized gain (loss) on investments	31,465	74,019	2,142,953	1,450,043	132,632	267,663	3,433,783	2,388,315
Reinvested capital gains	-	2,058	346,721	278,417	-	-	1,793,919	809,007

Net increase (decrease) in contract owners’ equity resulting from operations	61,750	97,744	3,187,446	2,159,512	327,177	263,769	8,351,869	3,944,104

Equity transactions:
Purchase payments received from contract owners (note 4)	275,843	265,607	5,631,325	4,000,291	462,758	246,292	5,090,874	2,970,398
Transfers between funds	118,594	(20,472)	2,267,695	5,372,019	1,054,946	(1,043,955)	(862,749)	995,847
Redemptions (notes 2, 3, and 4)	(160,529)	(189,809)	(1,171,821)	(928,612)	(230,729)	(239,208)	(633,158)	(260,978)
Adjustments to maintain reserves	16	(12)	36	(32)	49	(60)	51	(81)

Net equity transactions	233,924	55,314	6,727,235	8,443,666	1,287,024	(1,036,931)	3,595,018	3,705,186

Net change in contract owners’ equity	295,674	153,058	9,914,681	10,603,178	1,614,201	(773,162)	11,946,887	7,649,290
Contract owners’ equity at beginning of period	997,026	843,968	17,867,029	7,263,851	3,290,634	4,063,796	15,962,216	8,312,926

Contract owners’ equity at end of period	$1,292,700	997,026	27,781,710	17,867,029	4,904,835	3,290,634	27,909,103	15,962,216

CHANGE IN UNITS:
Beginning units	84,136	80,274	1,259,181	618,182	304,006	405,797	689,984	514,740
Units purchased	41,618	36,493	981,930	883,397	346,051	113,044	933,604	575,089
Units redeemed	(20,907)	(32,631)	(506,259)	(242,398)	(233,913)	(214,835)	(813,717)	(399,845)

Ending units	104,847	84,136	1,734,852	1,259,181	416,144	304,006	809,871	689,984

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAMGS		LZREMS		LPVCA2		LPWHY2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(144,748)	(107,477)	202,207	(66,883)	(17,839)	(9,357)	133,952	173,174
Realized gain (loss) on investments	407,546	402,338	(588,791)	175,053	10,019	21,952	(86,672)	(21,285)
Change in unrealized gain (loss) on investments	1,626,370	1,778,664	(63,805)	2,444,963	325,685	735,777	257,618	411,109
Reinvested capital gains	929,898	587,796	-	-	432,005	74,283	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,819,066	2,661,321	(450,389)	2,553,133	749,870	822,655	304,898	562,998

Equity transactions:
Purchase payments received from contract owners (note 4)	3,240,480	2,396,795	503,376	1,307,519	167,233	323,663	311,788	564,950
Transfers between funds	(356,192)	40,202	(145,464)	1,052,268	(70,681)	(223,295)	(183,182)	1,534,280
Redemptions (notes 2, 3, and 4)	(471,483)	(313,057)	(2,107,765)	(1,561,833)	(60,389)	(78,143)	(957,014)	(349,724)
Adjustments to maintain reserves	36	(54)	154	(150)	23	(30)	91	(111)

Net equity transactions	2,412,841	2,123,886	(1,749,699)	797,804	36,186	22,195	(828,317)	1,749,395

Net change in contract owners’ equity	5,231,907	4,785,207	(2,200,088)	3,350,937	786,056	844,850	(523,419)	2,312,393
Contract owners’ equity at beginning of period	12,077,538	7,292,331	18,430,794	15,079,857	4,331,720	3,486,870	6,581,760	4,269,367

Contract owners’ equity at end of period	$17,309,445	12,077,538	16,230,706	18,430,794	5,117,776	4,331,720	6,058,341	6,581,760

CHANGE IN UNITS:
Beginning units	682,991	551,182	1,785,696	1,707,119	364,532	362,371	560,721	409,609
Units purchased	542,009	339,334	714,729	472,485	42,771	36,452	184,356	325,633
Units redeemed	(393,637)	(207,525)	(888,301)	(393,908)	(37,797)	(34,291)	(257,588)	(174,521)

Ending units	831,363	682,991	1,612,124	1,785,696	369,506	364,532	487,489	560,721

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SBVI		SBVSG2		LOVSDC		LOVTRC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$853	7,509	(72,353)	(50,078)	208,619	291,791	87,244	84,338
Realized gain (loss) on investments	94,183	29,899	348,342	17,132	(77,306)	(50,816)	41,048	8,817
Change in unrealized gain (loss) on investments	(207,030)	275,538	1,648,349	448,639	91,062	115,348	111,694	228,329
Reinvested capital gains	149,843	113,326	638,168	476,047	-	-	130,607	-

Net increase (decrease) in contract owners’ equity resulting from operations	37,849	426,272	2,562,506	891,740	222,375	356,323	370,593	321,484

Equity transactions:
Purchase payments received from contract owners (note 4)	39,918	-	1,235,183	1,131,834	1,596,421	5,196,745	1,299,572	701,691
Transfers between funds	-	-	715,691	(465,727)	13,050	413,682	368,373	409,434
Redemptions (notes 2, 3, and 4)	(456,323)	(139,816)	(263,595)	(82,124)	(1,309,080)	(294,397)	(366,065)	(384,714)
Adjustments to maintain reserves	(11)	5	57	(85)	54	(50)	30	(39)

Net equity transactions	(416,416)	(139,811)	1,687,336	583,898	300,445	5,315,980	1,301,910	726,372

Net change in contract owners’ equity	(378,567)	286,461	4,249,842	1,475,638	522,820	5,672,303	1,672,503	1,047,856
Contract owners’ equity at beginning of period	1,878,429	1,591,968	5,100,744	3,625,106	12,405,990	6,733,687	5,500,778	4,452,922

Contract owners’ equity at end of period	$1,499,862	1,878,429	9,350,586	5,100,744	12,928,810	12,405,990	7,173,281	5,500,778

CHANGE IN UNITS:
Beginning units	95,974	103,468	333,660	296,605	1,171,628	659,392	502,629	435,433
Units purchased	2,155	-	429,391	175,687	726,278	842,413	407,926	152,184
Units redeemed	(24,358)	(7,494)	(330,740)	(138,632)	(699,870)	(330,177)	(293,631)	(84,988)

Ending units	73,771	95,974	432,311	333,660	1,198,036	1,171,628	616,924	502,629

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MNCPS2		MV2RIS		MV3MVS		MVBRES
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(60,464)	(5,342)	(1,004)	-	(8,913)	(6,250)	9,786	5,112
Realized gain (loss) on investments	36,383	74,830	975	-	(108,427)	41,059	20,569	15,991
Change in unrealized gain (loss) on investments	1,588,531	173,060	60,442	-	279,639	645,350	262,716	428,303
Reinvested capital gains	86,407	541,299	171	-	239,879	408,595	186,846	234,869

Net increase (decrease) in contract owners’ equity resulting from operations	1,650,857	783,847	60,584	-	402,178	1,088,754	479,917	684,275

Equity transactions:
Purchase payments received from contract owners (note 4)	566,407	709,508	528,386	-	1,318,757	1,737,758	250,676	697,591
Transfers between funds	240,644	2,595,275	95,789	-	70,541	(282,698)	(151,316)	(52,350)
Redemptions (notes 2, 3, and 4)	(1,027,145)	(593,742)	(7,121)	-	(162,403)	(132,029)	(72,809)	(100,488)
Adjustments to maintain reserves	77	(110)	(23)	-	66	(87)	20	(35)

Net equity transactions	(220,017)	2,710,931	617,031	-	1,226,961	1,322,944	26,571	544,718

Net change in contract owners’ equity	1,430,840	3,494,778	677,615	-	1,629,139	2,411,698	506,488	1,228,993
Contract owners’ equity at beginning of period	6,469,128	2,974,350	-	-	5,723,427	3,311,729	3,516,917	2,287,924

Contract owners’ equity at end of period	$7,899,968	6,469,128	677,615	-	7,352,566	5,723,427	4,023,405	3,516,917

CHANGE IN UNITS:
Beginning units	463,226	256,424	-	-	424,328	317,050	249,039	206,082
Units purchased	506,490	300,491	91,316	-	298,445	171,070	74,725	62,945
Units redeemed	(546,862)	(93,689)	(40,587)	-	(191,174)	(63,792)	(73,534)	(19,988)

Ending units	422,854	463,226	50,729	-	531,599	424,328	250,230	249,039

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVGTAS		MVIGSC		MVIVSC		MVUSC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$617	19,371	4,675	417	(60,440)	101,481	35,661	76,753
Realized gain (loss) on investments	(9,150)	(14,346)	(5,151)	(155)	292,098	227,299	67,562	131,020
Change in unrealized gain (loss) on investments	(9,433)	162,095	237,760	5,423	4,180,062	3,569,915	(122,293)	283,196
Reinvested capital gains	57,778	38,992	17,337	17,662	554,579	682,443	87,791	8,442

Net increase (decrease) in contract owners’ equity resulting from operations	39,812	206,112	254,621	23,347	4,966,299	4,581,138	68,721	499,411

Equity transactions:
Purchase payments received from contract owners (note 4)	5,677	75,748	742,744	263,827	2,064,302	3,776,451	531,392	1,072,494
Transfers between funds	(123,091)	(139,498)	202,432	140,068	(23,294)	(533,537)	(544,986)	380,027
Redemptions (notes 2, 3, and 4)	(292,091)	(339,219)	(16,313)	(1,434)	(547,868)	(477,924)	(151,516)	(41,431)
Adjustments to maintain reserves	25	(1)	8	(6)	52	(76)	33	(38)

Net equity transactions	(409,480)	(402,970)	928,871	402,455	1,493,192	2,764,914	(165,077)	1,411,052

Net change in contract owners’ equity	(369,668)	(196,858)	1,183,492	425,802	6,459,491	7,346,052	(96,356)	1,910,463
Contract owners’ equity at beginning of period	1,570,076	1,766,934	425,802	-	25,292,440	17,946,388	3,656,448	1,745,985

Contract owners’ equity at end of period	$1,200,408	1,570,076	1,609,294	425,802	31,751,931	25,292,440	3,560,092	3,656,448

CHANGE IN UNITS:
Beginning units	120,930	153,383	39,159	-	1,805,437	1,593,035	283,938	167,177
Units purchased	7,393	18,627	124,638	39,313	430,793	470,457	136,797	192,211
Units redeemed	(40,097)	(51,080)	(34,252)	(154)	(331,212)	(258,055)	(156,243)	(75,450)

Ending units	88,226	120,930	129,545	39,159	1,905,018	1,805,437	264,492	283,938

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MGRFV		MSEMB		MSGI2		MSVEG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(53,107)	(15,099)	352,873	489,500	13,684	79,887	(108,230)	(4,097)
Realized gain (loss) on investments	55,827	104,170	(440,146)	(14,909)	(105,404)	3,993	2,807,388	(8,975)
Change in unrealized gain (loss) on investments	248,714	(72,906)	329,270	930,390	(263,229)	1,118,855	3,272,465	82,991
Reinvested capital gains	11,469	203,692	-	-	99,859	289,974	1,124,338	2,782

Net increase (decrease) in contract owners’ equity resulting from operations	262,903	219,857	241,997	1,404,981	(255,090)	1,492,709	7,095,961	72,701

Equity transactions:
Purchase payments received from contract owners (note 4)	291,960	528,950	174,807	1,666,542	560,398	872,603	6,363,329	1,706,332
Transfers between funds	(230,601)	251,251	(896,910)	(535,439)	(513,133)	(631,405)	4,495,041	195,859
Redemptions (notes 2, 3, and 4)	(399,162)	(606,826)	(1,856,785)	(879,764)	(807,243)	(418,292)	(330,939)	(5,248)
Adjustments to maintain reserves	59	(58)	89	(156)	128	(190)	18	(14)

Net equity transactions	(337,744)	173,317	(2,578,799)	251,183	(759,850)	(177,284)	10,527,449	1,896,929

Net change in contract owners’ equity	(74,841)	393,174	(2,336,802)	1,656,164	(1,014,940)	1,315,425	17,623,410	1,969,630
Contract owners’ equity at beginning of period	4,558,116	4,164,942	12,458,201	10,802,037	6,997,339	5,681,914	1,969,630	-

Contract owners’ equity at end of period	$4,483,275	4,558,116	10,121,399	12,458,201	5,982,399	6,997,339	19,593,040	1,969,630

CHANGE IN UNITS:
Beginning units	406,348	389,618	949,941	929,384	535,378	548,936	185,261	-
Units purchased	161,820	198,370	305,005	295,346	193,199	148,129	1,553,241	303,265
Units redeemed	(192,980)	(181,640)	(518,403)	(274,789)	(258,663)	(161,687)	(878,442)	(118,004)

Ending units	375,188	406,348	736,543	949,941	469,914	535,378	860,060	185,261

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSVGT2		VKVGR2		DTRTFB		EIF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(835)	4,407	399,485	218,280	74,979	64,745	31,895	37,871
Realized gain (loss) on investments	3,770	28,820	(728,726)	143,983	71,166	4,414	(160,577)	3,242
Change in unrealized gain (loss) on investments	7,651	117,817	(2,648,150)	1,298,185	(77,778)	50,202	159,246	720,966
Reinvested capital gains	93,442	59,874	264,622	795,872	-	-	269,957	169,710

Net increase (decrease) in contract owners’ equity resulting from operations	104,028	210,918	(2,712,769)	2,456,320	68,367	119,361	300,521	931,789

Equity transactions:
Purchase payments received from contract owners (note 4)	63,657	11,460	285,613	1,966,844	410,123	259,727	848,207	1,261,492
Transfers between funds	(82,905)	57,769	708,550	(1,291,673)	2,213,936	1,074,087	364,636	632,050
Redemptions (notes 2, 3, and 4)	(183,420)	(196,621)	(1,593,450)	(1,158,495)	(105,629)	(153,244)	(169,943)	(96,981)
Adjustments to maintain reserves	79	(23)	87	(108)	27	(4)	48	(55)

Net equity transactions	(202,589)	(127,415)	(599,200)	(483,432)	2,518,457	1,180,566	1,042,948	1,796,506

Net change in contract owners’ equity	(98,561)	83,503	(3,311,969)	1,972,888	2,586,824	1,299,927	1,343,469	2,728,295
Contract owners’ equity at beginning of period	1,439,620	1,356,117	16,720,961	14,748,073	3,237,138	1,937,211	5,826,734	3,098,439

Contract owners’ equity at end of period	$1,341,059	1,439,620	13,408,992	16,720,961	5,823,962	3,237,138	7,170,203	5,826,734

CHANGE IN UNITS:
Beginning units	107,669	118,156	1,213,064	1,249,254	304,674	191,942	408,775	273,299
Units purchased	17,501	14,163	455,716	277,370	433,323	161,623	213,781	185,324
Units redeemed	(33,422)	(24,650)	(514,095)	(313,560)	(202,955)	(48,891)	(130,120)	(49,848)

Ending units	91,748	107,669	1,154,685	1,213,064	535,042	304,674	492,436	408,775

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GBF		GBF2		GEM		GEM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,492)	41,526	(2,740)	154,807	3,460	21,051	7,407	27,373
Realized gain (loss) on investments	490,780	241,258	625,100	263,711	(79,746)	(394,071)	(404,838)	(31,703)
Change in unrealized gain (loss) on investments	244	20,933	(116,090)	21,624	201,629	938,891	445,415	437,533
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	482,532	303,717	506,270	440,142	125,343	565,871	47,984	433,203

Equity transactions:
Purchase payments received from contract owners (note 4)	1,506,748	455,185	1,748,869	14,275,044	39,616	26,302	1,033,555	1,065,458
Transfers between funds	2,158,800	3,674	(6,367,176)	(8,350,385)	(652,755)	(417,337)	(1,679,768)	1,258,117
Redemptions (notes 2, 3, and 4)	(1,689,473)	(1,176,257)	(353,766)	(64,199)	(352,552)	(438,365)	(180,948)	(106,056)
Adjustments to maintain reserves	73	(73)	47	(46)	87	(96)	19	(44)

Net equity transactions	1,976,148	(717,471)	(4,972,026)	5,860,414	(965,604)	(829,496)	(827,142)	2,217,475

Net change in contract owners’ equity	2,458,680	(413,754)	(4,465,756)	6,300,556	(840,261)	(263,625)	(779,158)	2,650,678
Contract owners’ equity at beginning of period	4,936,116	5,349,870	10,535,023	4,234,467	3,208,369	3,471,994	4,128,181	1,477,503

Contract owners’ equity at end of period	$7,394,796	4,936,116	6,069,267	10,535,023	2,368,108	3,208,369	3,349,023	4,128,181

CHANGE IN UNITS:
Beginning units	479,086	543,182	1,014,657	430,565	275,696	361,158	332,558	144,329
Units purchased	2,419,284	1,701,594	1,288,355	3,107,297	122,230	181,262	360,416	498,514
Units redeemed	(2,209,188)	(1,765,690)	(1,739,657)	(2,523,205)	(215,811)	(266,724)	(452,442)	(310,285)

Ending units	689,182	479,086	563,355	1,014,657	182,115	275,696	240,532	332,558

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVAAA2		GVABD2		GVAGG2		GVAGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$141,529	206,440	105,592	54,854	(116,553)	(84,387)	161,400	32,918
Realized gain (loss) on investments	762,368	1,313,604	248,599	33,007	275,744	234,001	(1,265,079)	151,084
Change in unrealized gain (loss) on investments	1,516,942	6,241,259	366,161	406,655	5,833,914	4,114,405	1,030,681	2,930,612
Reinvested capital gains	6,058,125	4,982,521	6,865	23,494	1,982,795	2,102,449	3,372,759	2,422,188

Net increase (decrease) in contract owners’ equity resulting from operations	8,478,964	12,743,824	727,217	518,010	7,975,900	6,366,468	3,299,761	5,536,802

Equity transactions:
Purchase payments received from contract owners (note 4)	8,722,249	11,182,978	1,685,666	1,859,124	3,175,451	4,322,468	8,171,153	9,248,518
Transfers between funds	(283,755)	(221,908)	2,866,325	(201,692)	(796,601)	(563,667)	(6,717,924)	(65,523)
Redemptions (notes 2, 3, and 4)	(6,637,018)	(10,751,753)	(557,995)	(859,405)	(911,548)	(1,137,932)	(852,342)	(1,089,726)
Adjustments to maintain reserves	206	(221)	38	(41)	59	(80)	89	(65)

Net equity transactions	1,801,682	209,096	3,994,034	797,986	1,467,361	2,620,789	600,976	8,093,204

Net change in contract owners’ equity	10,280,646	12,952,920	4,721,251	1,315,996	9,443,261	8,987,257	3,900,737	13,630,006
Contract owners’ equity at beginning of period	79,692,489	66,739,569	7,212,106	5,896,110	26,819,061	17,831,804	33,385,482	19,755,476

Contract owners’ equity at end of period	$89,973,135	79,692,489	11,933,357	7,212,106	36,262,322	26,819,061	37,286,219	33,385,482

CHANGE IN UNITS:
Beginning units	4,340,290	4,337,164	659,746	581,454	1,800,472	1,595,105	2,172,257	1,596,307
Units purchased	1,099,074	1,164,768	688,937	353,774	566,328	545,518	1,121,618	1,154,337
Units redeemed	(1,026,161)	(1,161,642)	(337,586)	(275,482)	(474,487)	(340,151)	(1,124,177)	(578,387)

Ending units	4,413,203	4,340,290	1,011,097	659,746	1,892,313	1,800,472	2,169,698	2,172,257

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVAGR2		GVDMA		GVDMC		GVEX1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(184,312)	(232,128)	(261,567)	221,121	(308,307)	215,611	1,961,959	2,066,773
Realized gain (loss) on investments	1,386,988	329,244	(430,674)	(275,803)	(274,445)	(302,046)	7,277,084	9,096,931
Change in unrealized gain (loss) on investments	14,191,132	2,902,181	1,956,202	2,222,367	2,026,254	1,479,986	25,707,707	30,937,989
Reinvested capital gains	4,111,766	4,496,085	1,636,222	2,374,889	842,620	1,386,078	5,141,794	8,638,343

Net increase (decrease) in contract owners’ equity resulting from operations	19,505,574	7,495,382	2,900,183	4,542,574	2,286,122	2,779,629	40,088,544	50,740,036

Equity transactions:
Purchase payments received from contract owners (note 4)	7,042,902	6,231,432	1,555,159	2,344,465	5,705,947	4,130,088	35,083,110	50,587,972
Transfers between funds	(1,305,870)	1,456,979	316,670	(952,031)	(90,799)	(124,461)	(17,364,115)	12,072,355
Redemptions (notes 2, 3, and 4)	(1,490,646)	(1,415,423)	(1,710,429)	(1,490,373)	(1,906,804)	(4,181,668)	(13,126,172)	(19,431,879)
Adjustments to maintain reserves	84	(63)	85	1	1,207	165	211	(242)

Net equity transactions	4,246,470	6,272,925	161,485	(97,938)	3,709,551	(175,876)	4,593,034	43,228,206

Net change in contract owners’ equity	23,752,044	13,768,307	3,061,668	4,444,636	5,995,673	2,603,753	44,681,578	93,968,242
Contract owners’ equity at beginning of period	37,287,111	23,518,804	26,910,911	22,466,275	25,105,409	22,501,656	249,153,730	155,185,488

Contract owners’ equity at end of period	$61,039,155	37,287,111	29,972,579	26,910,911	31,101,082	25,105,409	293,835,308	249,153,730

CHANGE IN UNITS:
Beginning units	2,187,471	1,777,371	1,961,761	1,972,351	2,052,141	2,062,588	15,244,444	12,332,176
Units purchased	1,400,189	798,545	282,459	204,626	993,190	533,871	6,963,294	9,758,034
Units redeemed	(1,196,950)	(388,445)	(274,728)	(215,216)	(673,062)	(544,318)	(6,830,804)	(6,845,766)

Ending units	2,390,710	2,187,471	1,969,492	1,961,761	2,372,269	2,052,141	15,376,934	15,244,444

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIDA		GVIDC		GVIDM		HIBF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(67,308)	31,539	(238,496)	182,462	(749,867)	691,670	190,223	184,407
Realized gain (loss) on investments	(21,231)	(159,484)	(78,089)	(52,560)	(2,540,885)	(989,631)	56,739	29,613
Change in unrealized gain (loss) on investments	387,623	841,963	1,206,348	913,985	5,501,942	4,412,062	409,784	222,316
Reinvested capital gains	349,382	513,564	194,741	357,919	3,784,868	5,895,146	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	648,466	1,227,582	1,084,504	1,401,806	5,996,058	10,009,247	656,746	436,336

Equity transactions:
Purchase payments received from contract owners (note 4)	220,387	250,059	1,350,907	6,825,882	4,764,076	15,338,746	692,646	1,214,004
Transfers between funds	161,639	(1,272,331)	563,457	180,629	(2,559,766)	(4,433,808)	(555,352)	56,987
Redemptions (notes 2, 3, and 4)	(292,609)	(385,524)	(1,928,806)	(4,208,650)	(3,763,958)	(5,486,247)	(259,916)	(376,867)
Adjustments to maintain reserves	72	(70)	111	(113)	353	(193)	47	(63)

Net equity transactions	89,489	(1,407,866)	(14,331)	2,797,748	(1,559,295)	5,418,498	(122,575)	894,061

Net change in contract owners’ equity	737,955	(180,284)	1,070,173	4,199,554	4,436,763	15,427,745	534,171	1,330,397
Contract owners’ equity at beginning of period	6,048,769	6,229,053	19,966,357	15,766,803	74,204,451	58,776,706	4,297,230	2,966,833

Contract owners’ equity at end of period	$6,786,724	6,048,769	21,036,530	19,966,357	78,641,214	74,204,451	4,831,401	4,297,230

CHANGE IN UNITS:
Beginning units	434,608	546,062	1,766,874	1,508,728	5,709,062	5,265,537	350,519	274,586
Units purchased	102,842	30,811	479,706	1,067,243	1,710,080	2,390,950	585,269	537,535
Units redeemed	(100,864)	(142,265)	(485,153)	(809,097)	(1,870,633)	(1,947,425)	(559,982)	(461,602)

Ending units	436,586	434,608	1,761,427	1,766,874	5,548,509	5,709,062	375,806	350,519

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IDPG2		IDPGI2		MCIF		MSBF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(30,459)	16,301	(34,599)	33,550	40,274	137,484	218,191	418,871
Realized gain (loss) on investments	(27,736)	(33,074)	17,750	2,910	(2,467,784)	(260,088)	(54,908)	(182,950)
Change in unrealized gain (loss) on investments	227,784	258,868	107,030	212,820	6,721,451	1,852,139	166,828	745,354
Reinvested capital gains	50,737	50,648	37,273	60,519	2,560,807	6,776,321	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	220,326	292,743	127,454	309,799	6,854,748	8,505,856	330,111	981,275

Equity transactions:
Purchase payments received from contract owners (note 4)	977,893	108,120	218,453	417,128	6,904,788	11,902,979	581,652	1,347,662
Transfers between funds	(84,150)	36,832	67,636	(8,721)	(2,378,435)	1,750,107	(256,304)	(3,737,251)
Redemptions (notes 2, 3, and 4)	(58,596)	(819,538)	(127,514)	(41,268)	(2,149,193)	(2,735,654)	(1,434,676)	(1,251,961)
Adjustments to maintain reserves	28	(29)	22	(25)	153	(117)	46	(86)

Net equity transactions	835,175	(674,615)	158,597	367,114	2,377,313	10,917,315	(1,109,282)	(3,641,636)

Net change in contract owners’ equity	1,055,501	(381,872)	286,051	676,913	9,232,061	19,423,171	(779,171)	(2,660,361)
Contract owners’ equity at beginning of period	2,224,367	2,606,239	3,262,887	2,585,974	51,908,150	32,484,979	11,947,679	14,608,040

Contract owners’ equity at end of period	$3,279,868	2,224,367	3,548,938	3,262,887	61,140,211	51,908,150	11,168,508	11,947,679

CHANGE IN UNITS:
Beginning units	176,349	235,301	267,858	237,993	3,593,941	2,798,247	1,088,320	1,434,532
Units purchased	121,865	12,081	202,469	119,719	1,525,924	1,722,572	901,648	879,787
Units redeemed	(51,452)	(71,033)	(188,691)	(89,854)	(1,336,181)	(926,878)	(997,844)	(1,225,999)

Ending units	246,762	176,349	281,636	267,858	3,783,684	3,593,941	992,124	1,088,320

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NAMAA2		NAMGI2		NCPG2		NCPGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(62)	30,796	10,027	18,013	(7,485)	14,647	(7,642)	15,015
Realized gain (loss) on investments	36,545	31,442	21,905	20,996	3,229	9,786	(1,279)	3,227
Change in unrealized gain (loss) on investments	96,598	432,229	18,975	496,376	78,415	97,505	48,942	98,537
Reinvested capital gains	195,165	113,835	269,345	157,165	-	47,966	-	23,274

Net increase (decrease) in contract owners’ equity resulting from operations	328,246	608,302	320,252	692,550	74,159	169,904	40,021	140,053

Equity transactions:
Purchase payments received from contract owners (note 4)	259,148	1,091,905	743,120	125,806	56,914	13,157	124,202	106,116
Transfers between funds	486,553	565,308	421,256	15,627	867	11,043	(33,128)	(1,834)
Redemptions (notes 2, 3, and 4)	(351,114)	(230,928)	(167,882)	(72,062)	(170,540)	(108,133)	(68,713)	(78,752)
Adjustments to maintain reserves	55	(51)	67	(56)	73	(68)	15	(13)

Net equity transactions	394,642	1,426,234	996,561	69,315	(112,686)	(84,001)	22,376	25,517

Net change in contract owners’ equity	722,888	2,034,536	1,316,813	761,865	(38,527)	85,903	62,397	165,570
Contract owners’ equity at beginning of period	4,680,688	2,646,152	4,075,915	3,314,050	1,342,485	1,256,582	1,268,723	1,103,153

Contract owners’ equity at end of period	$5,403,576	4,680,688	5,392,728	4,075,915	1,303,958	1,342,485	1,331,120	1,268,723

CHANGE IN UNITS:
Beginning units	352,573	234,342	278,201	273,095	109,470	116,827	106,114	104,025
Units purchased	94,890	147,966	106,364	18,628	16,009	7,526	63,827	36,757
Units redeemed	(62,175)	(29,735)	(36,231)	(13,522)	(25,020)	(14,883)	(62,642)	(34,668)

Ending units	385,288	352,573	348,334	278,201	100,459	109,470	107,299	106,114

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NJMMA2		NVAMV2		NVAMVZ		NVBX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,579)	9	(529)	45,684	74,278	-	506,621	578,771
Realized gain (loss) on investments	(332)	1	(234,736)	(228,979)	96,506	-	1,057,248	61,657
Change in unrealized gain (loss) on investments	5,926	190	78,149	456,067	1,417,586	-	837,476	1,481,260
Reinvested capital gains	996	-	81,631	355,577	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,011	200	(75,485)	628,349	1,588,370	-	2,401,345	2,121,688

Equity transactions:
Purchase payments received from contract owners (note 4)	52,471	42,296	111,207	243,930	161,543	-	6,485,460	9,947,459
Transfers between funds	350,747	-	(863,881)	492,241	8,726,536	-	2,376,346	5,873,539
Redemptions (notes 2, 3, and 4)	(769)	-	(79,758)	(93,100)	(512,069)	-	(3,446,881)	(1,750,466)
Adjustments to maintain reserves	(6)	(5)	11	10	(49)	-	95	(122)

Net equity transactions	402,443	42,291	(832,421)	643,081	8,375,961	-	5,415,020	14,070,410

Net change in contract owners’ equity	407,454	42,491	(907,906)	1,271,430	9,964,331	-	7,816,365	16,192,098
Contract owners’ equity at beginning of period	42,491	-	3,712,909	2,441,479	-	-	39,724,208	23,532,110

Contract owners’ equity at end of period	$449,945	42,491	2,805,003	3,712,909	9,964,331	-	47,540,573	39,724,208

CHANGE IN UNITS:
Beginning units	4,211	-	272,063	224,110	-	-	3,668,625	2,330,143
Units purchased	42,439	4,211	52,496	182,507	1,000,697	-	2,253,304	3,309,493
Units redeemed	(2,302)	-	(119,318)	(134,554)	(156,368)	-	(1,793,286)	(1,971,011)

Ending units	44,348	4,211	205,241	272,063	844,329	-	4,128,643	3,668,625

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCBD2		NVCCA2		NVCCN2		NVCMA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$67,205	77,151	(72,979)	215,913	(199,619)	148,578	(19,565)	123,538
Realized gain (loss) on investments	205,921	9,813	(894,399)	(387,251)	(41,886)	31,019	(338,766)	(60,439)
Change in unrealized gain (loss) on investments	(10,714)	134,379	1,676,709	1,332,280	1,120,837	649,267	828,877	505,520
Reinvested capital gains	11,673	-	562,299	1,529,235	36,924	265,576	156,981	800,397

Net increase (decrease) in contract owners’ equity resulting from operations	274,085	221,343	1,271,630	2,690,177	916,256	1,094,440	627,527	1,369,016

Equity transactions:
Purchase payments received from contract owners (note 4)	1,387,575	1,636,300	126,943	806,963	440,268	1,956,212	451,047	1,289,815
Transfers between funds	(128,271)	(132,376)	(2,562,201)	(586,502)	2,370,719	766,943	(1,090,569)	185,029
Redemptions (notes 2, 3, and 4)	(473,964)	(290,292)	(2,309,060)	(1,079,947)	(1,364,994)	(967,583)	(624,841)	(784,296)
Adjustments to maintain reserves	12	(29)	105	(120)	30	(57)	(38)	28

Net equity transactions	785,352	1,213,603	(4,744,213)	(859,606)	1,446,023	1,755,515	(1,264,401)	690,576

Net change in contract owners’ equity	1,059,437	1,434,946	(3,472,583)	1,830,571	2,362,279	2,849,955	(636,874)	2,059,592
Contract owners’ equity at beginning of period	4,422,337	2,987,391	16,619,458	14,788,887	14,572,400	11,722,445	8,453,432	6,393,840

Contract owners’ equity at end of period	$5,481,774	4,422,337	13,146,875	16,619,458	16,934,679	14,572,400	7,816,558	8,453,432

CHANGE IN UNITS:
Beginning units	397,890	289,095	955,276	1,008,553	1,161,469	1,020,336	457,481	419,024
Units purchased	440,367	228,018	129,084	96,839	533,119	358,040	72,269	99,325
Units redeemed	(370,959)	(119,223)	(402,504)	(150,116)	(425,672)	(216,907)	(150,578)	(60,868)

Ending units	467,298	397,890	681,856	955,276	1,268,916	1,161,469	379,172	457,481

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCMC2		NVCMD2		NVCRA2		NVCRB2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(84,604)	117,043	(117,214)	217,438	(32,172)	125,453	(75,951)	144,023
Realized gain (loss) on investments	(92,318)	(16,699)	(378,935)	(238,344)	(1,026,780)	2,468	(442,746)	(374,169)
Change in unrealized gain (loss) on investments	715,187	376,519	2,253,223	1,740,749	1,039,552	990,107	1,168,095	1,153,990
Reinvested capital gains	59,861	481,411	638,488	1,421,013	-	714,373	160,852	782,149

Net increase (decrease) in contract owners’ equity resulting from operations	598,126	958,274	2,395,562	3,140,856	(19,400)	1,832,401	810,250	1,705,993

Equity transactions:
Purchase payments received from contract owners (note 4)	45,330	1,048,464	1,513,418	1,303,520	102,845	78,054	938,560	894,216
Transfers between funds	(331,290)	2,262,183	3,849,600	(2,939,502)	(3,805,167)	(174,258)	(739,444)	204,114
Redemptions (notes 2, 3, and 4)	(1,211,031)	(739,641)	(2,741,239)	(3,620,066)	(281,863)	(279,454)	(1,388,140)	(2,366,842)
Adjustments to maintain reserves	27	(31)	63	(93)	86	(68)	151	(114)

Net equity transactions	(1,496,964)	2,570,975	2,621,842	(5,256,141)	(3,984,099)	(375,726)	(1,188,873)	(1,268,626)

Net change in contract owners’ equity	(898,838)	3,529,249	5,017,404	(2,115,285)	(4,003,499)	1,456,675	(378,623)	437,367
Contract owners’ equity at beginning of period	9,967,543	6,438,294	18,987,372	21,102,657	9,898,182	8,441,507	12,190,409	11,753,042

Contract owners’ equity at end of period	$9,068,705	9,967,543	24,004,776	18,987,372	5,894,683	9,898,182	11,811,786	12,190,409

CHANGE IN UNITS:
Beginning units	690,391	502,897	1,152,213	1,497,286	506,224	526,973	782,961	872,271
Units purchased	48,821	252,924	451,176	109,415	51,143	18,671	167,415	150,018
Units redeemed	(156,360)	(65,430)	(269,145)	(454,488)	(289,771)	(39,420)	(245,430)	(239,328)

Ending units	582,852	690,391	1,334,244	1,152,213	267,596	506,224	704,946	782,961

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVDBL2		NVDCA2		NVFIII		NVGEII
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(155,733)	153,193	(110,177)	11,557	18,975	3,152	2,618	561
Realized gain (loss) on investments	(68,273)	42,563	(255,853)	(686,018)	11,169	9,373	10,812	897
Change in unrealized gain (loss) on investments	1,018,251	449,705	1,229,619	1,825,487	46,435	(4,075)	67,009	6,679
Reinvested capital gains	357,903	451,151	522,809	1,257,194	7,290	3,339	10	1,252

Net increase (decrease) in contract owners’ equity resulting from operations	1,152,148	1,096,612	1,386,398	2,408,220	83,869	11,789	80,449	9,389

Equity transactions:
Purchase payments received from contract owners (note 4)	982,872	861,649	529,390	859,740	1,745,972	559,226	118,959	240,821
Transfers between funds	4,760,629	4,522,811	6,164,811	(7,919,987)	1,709,665	109,207	99,977	(83)
Redemptions (notes 2, 3, and 4)	(1,070,965)	(837,650)	(778,147)	(849,578)	(49,938)	(15,092)	(6,591)	(6,149)
Adjustments to maintain reserves	6	(44)	45	(39)	(10)	4	(10)	4

Net equity transactions	4,672,542	4,546,766	5,916,099	(7,909,864)	3,405,689	653,345	212,335	234,593

Net change in contract owners’ equity	5,824,690	5,643,378	7,302,497	(5,501,644)	3,489,558	665,134	292,784	243,982
Contract owners’ equity at beginning of period	12,707,308	7,063,930	9,336,451	14,838,095	665,134	-	243,982	-

Contract owners’ equity at end of period	$18,531,998	12,707,308	16,638,948	9,336,451	4,154,692	665,134	536,766	243,982

CHANGE IN UNITS:
Beginning units	1,022,290	646,794	696,861	1,314,482	63,425	-	22,599	-
Units purchased	520,016	528,984	577,925	128,887	531,209	117,289	27,859	24,702
Units redeemed	(158,693)	(153,488)	(148,065)	(746,508)	(220,106)	(53,864)	(6,981)	(2,103)

Ending units	1,383,613	1,022,290	1,126,721	696,861	374,528	63,425	43,477	22,599

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVIE6		NVIX		NVLCP2		NVMGA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(5,263)	40,754	595,678	937,092	123,418	78,133	39,480	(11,126)
Realized gain (loss) on investments	(131,168)	27,174	(246,290)	309,938	216,729	141,812	44,786	10,231
Change in unrealized gain (loss) on investments	314,021	232,691	1,451,337	4,839,681	323,215	154,751	195,474	182,081
Reinvested capital gains	-	128,591	1,236,147	69,895	-	-	-	45,902

Net increase (decrease) in contract owners’ equity resulting from operations	177,590	429,210	3,036,872	6,156,606	663,362	374,696	279,740	227,088

Equity transactions:
Purchase payments received from contract owners (note 4)	692,868	719,737	5,597,254	7,895,910	204,538	173,944	566,534	217,438
Transfers between funds	(345,110)	95,849	(1,192,114)	3,808,904	1,779,481	4,367,833	(14,354)	114
Redemptions (notes 2, 3, and 4)	(135,214)	(97,664)	(1,852,144)	(2,719,362)	(1,720,134)	(629,974)	(215,806)	(50,591)
Adjustments to maintain reserves	40	(38)	132	(186)	78	(22)	15	(78)

Net equity transactions	212,584	717,884	2,553,128	8,985,266	263,963	3,911,781	336,389	166,883

Net change in contract owners’ equity	390,174	1,147,094	5,590,000	15,141,872	927,325	4,286,477	616,129	393,971
Contract owners’ equity at beginning of period	3,243,609	2,096,515	42,287,138	27,145,266	8,606,443	4,319,966	1,994,783	1,600,812

Contract owners’ equity at end of period	$3,633,783	3,243,609	47,877,138	42,287,138	9,533,768	8,606,443	2,610,912	1,994,783

CHANGE IN UNITS:
Beginning units	286,598	217,899	3,514,715	2,722,377	741,230	402,069	175,216	159,570
Units purchased	133,822	141,508	1,611,037	1,802,687	658,974	867,018	91,422	30,930
Units redeemed	(119,512)	(72,809)	(1,390,096)	(1,010,349)	(636,960)	(527,857)	(64,110)	(15,284)

Ending units	300,908	286,598	3,735,656	3,514,715	763,244	741,230	202,528	175,216

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMIG6		NVMIVZ		NVMLG2		NVMM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(36,723)	(21,161)	(9,371)	-	(107,797)	197,459	(2,123,632)	229,753
Realized gain (loss) on investments	(4,911)	51,921	7,839	-	(920,197)	157,586	-	-
Change in unrealized gain (loss) on investments	637,275	942,826	531,063	-	(724,656)	518,738	-	-
Reinvested capital gains	1,741,639	307,025	-	-	3,584,219	1,102,829	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,337,280	1,280,611	529,531	-	1,831,569	1,976,612	(2,123,632)	229,753

Equity transactions:
Purchase payments received from contract owners (note 4)	561,996	114,221	981	-	386,478	763,414	29,708,296	28,182,354
Transfers between funds	(421,363)	773,499	3,368,110	-	(251,692)	(1,363,379)	54,808,469	(46,653,768)
Redemptions (notes 2, 3, and 4)	(337,664)	(358,797)	(100,018)	-	(1,272,937)	(560,217)	(56,089,069)	(56,517,634)
Adjustments to maintain reserves	141	(123)	153	-	207	(103)	(235)	112

Net equity transactions	(196,890)	528,800	3,269,226	-	(1,137,944)	(1,160,285)	28,427,461	(74,988,936)

Net change in contract owners’ equity	2,140,390	1,809,411	3,798,757	-	693,625	816,327	26,303,829	(74,759,183)
Contract owners’ equity at beginning of period	5,875,802	4,066,391	-	-	7,873,262	7,056,935	127,287,390	202,046,573

Contract owners’ equity at end of period	$8,016,192	5,875,802	3,798,757	-	8,566,887	7,873,262	153,591,219	127,287,390

CHANGE IN UNITS:
Beginning units	355,401	323,038	-	-	292,166	337,722	14,182,547	22,580,846
Units purchased	245,405	164,147	337,235	-	97,313	142,336	84,484,533	70,686,566
Units redeemed	(276,772)	(131,784)	(13,929)	-	(142,508)	(187,892)	(81,348,158)	(79,084,865)

Ending units	324,034	355,401	323,306	-	246,971	292,166	17,318,922	14,182,547

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMMG1		NVMMG2		NVMMV2		NVNMO2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,800)	(1,517)	(161,246)	(148,029)	42,094	78,623	(32,088)	(25,096)
Realized gain (loss) on investments	(290)	(2,372)	717,352	(1,667,035)	(1,761,022)	(926,557)	(181,700)	5,304
Change in unrealized gain (loss) on investments	51,496	5,585	3,819,736	1,473,883	1,457,598	1,019,257	315,898	556,834
Reinvested capital gains	18,893	29,359	1,571,969	2,975,713	-	1,546,447	310,175	313,835

Net increase (decrease) in contract owners’ equity resulting from operations	68,299	31,055	5,947,811	2,634,532	(261,330)	1,717,770	412,285	850,877

Equity transactions:
Purchase payments received from contract owners (note 4)	-	14,354	1,177,460	741,685	285,755	420,575	323,604	800,286
Transfers between funds	-	(2,571)	(1,610,130)	1,435,272	(513,814)	(1,078,064)	(592,573)	(491,415)
Redemptions (notes 2, 3, and 4)	(1,046)	(14,655)	(1,300,155)	(1,009,018)	(854,149)	(837,115)	(235,110)	(110,367)
Adjustments to maintain reserves	38	(21)	(84)	(66)	138	(234)	19	(58)

Net equity transactions	(1,008)	(2,893)	(1,732,909)	1,167,873	(1,082,070)	(1,494,838)	(504,060)	198,446

Net change in contract owners’ equity	67,291	28,162	4,214,902	3,802,405	(1,343,400)	222,932	(91,775)	1,049,323
Contract owners’ equity at beginning of period	116,708	88,546	11,575,634	7,773,229	8,141,954	7,919,022	4,109,781	3,060,458

Contract owners’ equity at end of period	$183,999	116,708	15,790,536	11,575,634	6,798,554	8,141,954	4,018,006	4,109,781

CHANGE IN UNITS:
Beginning units	3,105	3,191	434,104	396,280	338,410	403,068	254,841	240,496
Units purchased	-	402	552,700	542,235	153,581	100,341	92,699	141,279
Units redeemed	(22)	(488)	(615,345)	(504,411)	(203,272)	(164,999)	(125,128)	(126,934)

Ending units	3,083	3,105	371,459	434,104	288,719	338,410	222,412	254,841

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVNSR2		NVOLG2		NVRE2		NVSIX2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(3,675)	(4,602)	(11,274)	39,658	7,090	25,030	(64,411)	(37,992)
Realized gain (loss) on investments	(13,649)	(112,295)	(1,009,948)	28,923	141,905	434,816	(7,495,667)	(760,776)
Change in unrealized gain (loss) on investments	73,553	222,192	1,811,526	201,521	(795,629)	907,467	12,812,338	(4,354,657)
Reinvested capital gains	76,862	200,018	1,281,252	2,549,870	24,317	-	1,525,866	11,038,135

Net increase (decrease) in contract owners’ equity resulting from operations	133,091	305,313	2,071,556	2,819,972	(622,317)	1,367,313	6,778,126	5,884,710

Equity transactions:
Purchase payments received from contract owners (note 4)	41,223	1,505	1,191,716	2,252,700	722,588	812,747	4,225,457	6,723,776
Transfers between funds	(142,128)	11,766	264,465	327,697	(519,015)	1,468,690	(2,204,287)	588,906
Redemptions (notes 2, 3, and 4)	(6,299)	(51,398)	(927,913)	(883,358)	(258,361)	(435,961)	(1,258,996)	(1,785,241)
Adjustments to maintain reserves	23	(21)	79	(102)	98	(64)	177	(260)

Net equity transactions	(107,181)	(38,148)	528,347	1,696,937	(54,690)	1,845,412	762,351	5,527,181

Net change in contract owners’ equity	25,910	267,165	2,599,903	4,516,909	(677,007)	3,212,725	7,540,477	11,411,891
Contract owners’ equity at beginning of period	1,308,863	1,041,698	12,237,711	7,720,802	7,047,929	3,835,204	35,040,409	23,628,518

Contract owners’ equity at end of period	$1,334,773	1,308,863	14,837,614	12,237,711	6,370,922	7,047,929	42,580,886	35,040,409

CHANGE IN UNITS:
Beginning units	91,030	90,296	736,194	630,993	472,761	331,079	2,499,929	2,086,380
Units purchased	5,414	180,343	716,839	645,030	242,270	458,606	1,219,686	1,179,506
Units redeemed	(13,742)	(179,609)	(691,263)	(539,829)	(260,936)	(316,924)	(1,147,193)	(765,957)

Ending units	82,702	91,030	761,770	736,194	454,095	472,761	2,572,422	2,499,929

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVSTB2		NVTIV3		SAM		SCF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$62,280	145,608	4,594	19,127	(339)	148	(78,330)	(80,633)
Realized gain (loss) on investments	193,372	11,586	(146,121)	3,532	-	-	(448,519)	(599,715)
Change in unrealized gain (loss) on investments	51,775	267,995	203,616	(13,265)	-	-	1,411,510	1,174,434
Reinvested capital gains	-	-	-	114,757	-	-	245,560	660,180

Net increase (decrease) in contract owners’ equity resulting from operations	307,427	425,189	62,089	124,151	(339)	148	1,130,221	1,154,266

Equity transactions:
Purchase payments received from contract owners (note 4)	2,960,944	4,105,716	156,960	310,924	-	-	7,627	72,521
Transfers between funds	1,195,300	(4,185,025)	(449,223)	41,165	-	-	(38,934)	1,332,948
Redemptions (notes 2, 3, and 4)	(2,735,281)	(1,949,195)	(89,034)	(15,697)	(20)	(19)	(772,922)	(546,404)
Adjustments to maintain reserves	80	(91)	53	(48)	1	(1)	22	(37)

Net equity transactions	1,421,043	(2,028,595)	(381,244)	336,344	(19)	(20)	(804,207)	859,028

Net change in contract owners’ equity	1,728,470	(1,603,406)	(319,155)	460,495	(358)	128	326,014	2,013,294
Contract owners’ equity at beginning of period	15,220,927	16,824,333	1,376,776	916,281	32,099	31,971	6,716,014	4,702,720

Contract owners’ equity at end of period	$16,949,397	15,220,927	1,057,621	1,376,776	31,741	32,099	7,042,028	6,716,014

CHANGE IN UNITS:
Beginning units	1,501,654	1,703,929	137,389	101,838	3,515	3,517	459,283	398,577
Units purchased	2,369,142	1,160,501	71,333	67,461	-	-	90,906	279,431
Units redeemed	(2,229,625)	(1,362,776)	(107,069)	(31,910)	(2)	(2)	(151,807)	(218,725)

Ending units	1,641,171	1,501,654	101,653	137,389	3,513	3,515	398,382	459,283

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCF2		SCGF		SCGF2		SCVF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(24,541)	(23,736)	(81,261)	(84,550)	(42,782)	(28,444)	(32,325)	(13,956)
Realized gain (loss) on investments	(190,215)	(158,144)	(357,707)	(1,335,405)	174,259	(737,235)	(1,534,188)	(514,951)
Change in unrealized gain (loss) on investments	611,847	343,128	1,475,298	1,219,656	596,614	487,375	1,555,015	201,150
Reinvested capital gains	115,416	270,639	630,114	1,609,849	504,154	868,684	11,913	876,937

Net increase (decrease) in contract owners’ equity resulting from operations	512,507	431,887	1,666,444	1,409,550	1,232,245	590,380	415	549,180

Equity transactions:
Purchase payments received from contract owners (note 4)	253,020	279,140	98,986	30,605	986,690	1,101,487	38,108	47,657
Transfers between funds	(110,052)	366,994	(844,601)	622,280	(1,415,260)	867,852	(217,872)	(545,896)
Redemptions (notes 2, 3, and 4)	(22,829)	(11,159)	(759,194)	(477,614)	(251,520)	(111,005)	(306,144)	(279,257)
Adjustments to maintain reserves	16	(38)	58	(75)	52	(34)	168	(93)

Net equity transactions	120,155	634,937	(1,504,751)	175,196	(680,038)	1,858,300	(485,740)	(777,589)

Net change in contract owners’ equity	632,662	1,066,824	161,693	1,584,746	552,207	2,448,680	(485,325)	(228,409)
Contract owners’ equity at beginning of period	2,648,213	1,581,389	6,364,179	4,779,433	3,919,267	1,470,587	3,094,701	3,323,110

Contract owners’ equity at end of period	$3,280,875	2,648,213	6,525,872	6,364,179	4,471,474	3,919,267	2,609,376	3,094,701

CHANGE IN UNITS:
Beginning units	198,949	147,374	366,612	368,271	274,067	137,561	243,444	306,459
Units purchased	54,650	110,783	349,872	407,311	414,080	426,421	131,635	69,619
Units redeemed	(49,983)	(59,208)	(446,760)	(408,970)	(463,152)	(289,915)	(177,321)	(132,634)

Ending units	203,616	198,949	269,724	366,612	224,995	274,067	197,758	243,444

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCVF2		TRF		TRF2		NBARMS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(29,137)	(5,273)	(21,417)	(16,283)	(4,988)	2,237	(4,310)	(12,400)
Realized gain (loss) on investments	(1,550,580)	(67,872)	(40,618)	321,211	(81,341)	50,651	(16,491)	16,492
Change in unrealized gain (loss) on investments	1,676,573	(379,223)	(75,030)	293,728	(61,077)	93,395	(18,960)	151,947
Reinvested capital gains	12,061	775,473	153,392	133,782	87,866	32,635	72,181	-

Net increase (decrease) in contract owners’ equity resulting from operations	108,917	323,105	16,327	732,438	(59,540)	178,918	32,420	156,039

Equity transactions:
Purchase payments received from contract owners (note 4)	380,946	719,000	12,478	42,449	360,978	734,340	150	61,749
Transfers between funds	171,880	141,072	(1,073,782)	1,473,013	(259,649)	75,129	(189,671)	194,910
Redemptions (notes 2, 3, and 4)	(197,254)	(112,253)	(335,884)	(730,681)	(25,218)	(18,614)	(76,511)	(34,821)
Adjustments to maintain reserves	37	(40)	152	(101)	6	(6)	22	(33)

Net equity transactions	355,609	747,779	(1,397,036)	784,680	76,117	790,849	(266,010)	221,805

Net change in contract owners’ equity	464,526	1,070,884	(1,380,709)	1,517,118	16,577	969,767	(233,590)	377,844
Contract owners’ equity at beginning of period	2,691,485	1,620,601	3,393,260	1,876,142	1,364,680	394,913	1,340,578	962,734

Contract owners’ equity at end of period	$3,156,011	2,691,485	2,012,551	3,393,260	1,381,257	1,364,680	1,106,988	1,340,578

CHANGE IN UNITS:
Beginning units	228,530	161,242	192,422	134,325	87,058	32,053	130,782	107,206
Units purchased	261,435	112,685	100,566	285,855	84,372	90,910	33,652	49,486
Units redeemed	(231,950)	(45,397)	(188,518)	(227,758)	(90,264)	(35,905)	(63,411)	(25,910)

Ending units	258,015	228,530	104,470	192,422	81,166	87,058	101,023	130,782

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NO7TB		NOTBBA		NOVPI2		PMUBA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,143	(3,143)	155,212	438,144	10,256	28,665	48,495	114,518
Realized gain (loss) on investments	9,566	47,143	(891,804)	(1,165,516)	(82,669)	(69,441)	(32,033)	(4,792)
Change in unrealized gain (loss) on investments	(3,602)	58,137	866,560	992,052	(216,468)	287,109	98,860	26,671
Reinvested capital gains	20,954	22,740	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,061	124,877	129,968	264,680	(288,881)	246,333	115,322	136,397

Equity transactions:
Purchase payments received from contract owners (note 4)	30,862	6,485	291,798	66,142	10,413	32,348	348,710	229,805
Transfers between funds	32,774	(25,812)	3,993,371	(1,805,729)	(74,555)	(154,451)	(229,198)	(64,086)
Redemptions (notes 2, 3, and 4)	(73,702)	(283,407)	(2,673,282)	(3,254,656)	(681,932)	(743,956)	(434,023)	(491,010)
Adjustments to maintain reserves	31	(40)	83	352	71	(95)	306	43

Net equity transactions	(10,035)	(302,774)	1,611,970	(4,993,891)	(746,003)	(866,154)	(314,205)	(325,248)

Net change in contract owners’ equity	19,026	(177,897)	1,741,938	(4,729,211)	(1,034,884)	(619,821)	(198,883)	(188,851)
Contract owners’ equity at beginning of period	863,721	1,041,618	16,229,826	20,959,037	3,760,545	4,380,366	3,927,743	4,116,594

Contract owners’ equity at end of period	$882,747	863,721	17,971,764	16,229,826	2,725,661	3,760,545	3,728,860	3,927,743

CHANGE IN UNITS:
Beginning units	79,560	109,073	1,667,441	2,189,379	368,633	455,319	366,629	398,031
Units purchased	8,298	24,034	732,507	353,073	25,658	14,396	96,539	86,588
Units redeemed	(9,494)	(53,547)	(597,013)	(875,011)	(105,774)	(101,082)	(127,131)	(117,990)

Ending units	78,364	79,560	1,802,935	1,667,441	288,517	368,633	336,037	366,629

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVAAD		PMVEBD		PMVFAD		PMVFHV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$161,801	90,318	188,661	149,642	81,216	10,992	170,870	16,072
Realized gain (loss) on investments	(244,128)	40,985	(88,747)	(25,204)	(83,189)	(74,759)	(66,868)	23,526
Change in unrealized gain (loss) on investments	56,386	526,113	113,738	448,794	171,746	165,530	(90,317)	120,504
Reinvested capital gains	-	-	-	-	-	-	-	23,792

Net increase (decrease) in contract owners’ equity resulting from operations	(25,941)	657,416	213,652	573,232	169,773	101,763	13,685	183,894

Equity transactions:
Purchase payments received from contract owners (note 4)	166,471	121,467	920,265	1,900,136	455,866	518,109	887,871	1,062,787
Transfers between funds	(2,004,260)	(577,637)	(647,841)	223,464	(113,119)	66,801	(1,555,887)	445,572
Redemptions (notes 2, 3, and 4)	(651,623)	(643,946)	(327,654)	(379,399)	(262,090)	(291,257)	(94,091)	(236,233)
Adjustments to maintain reserves	79	(86)	817	(385)	202	(74)	242	(83)

Net equity transactions	(2,489,333)	(1,100,202)	(54,413)	1,743,816	80,859	293,579	(761,865)	1,272,043

Net change in contract owners’ equity	(2,515,274)	(442,786)	159,239	2,317,048	250,632	395,342	(748,180)	1,455,937
Contract owners’ equity at beginning of period	6,842,023	7,284,809	6,035,986	3,718,938	2,117,123	1,721,781	4,378,921	2,922,984

Contract owners’ equity at end of period	$4,326,749	6,842,023	6,195,225	6,035,986	2,367,755	2,117,123	3,630,741	4,378,921

CHANGE IN UNITS:
Beginning units	569,470	669,750	407,891	285,406	187,718	162,516	406,910	287,067
Units purchased	89,305	63,910	185,814	326,062	222,715	107,814	318,519	229,229
Units redeemed	(319,528)	(164,190)	(197,485)	(203,577)	(218,858)	(82,612)	(403,338)	(109,386)

Ending units	339,247	569,470	396,220	407,891	191,575	187,718	322,091	406,910

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVGBD		PMVHYD		PMVIV		PMVLAD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$25,142	28,393	360,340	737,727	551,681	344,305	(71,449)	212,723
Realized gain (loss) on investments	(121,594)	(66,307)	165,973	573,559	(97,074)	(8,464)	181,874	(64,653)
Change in unrealized gain (loss) on investments	359,244	188,165	5,807	700,394	154,179	679,574	59,804	255,537
Reinvested capital gains	-	-	-	-	49,380	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	262,792	150,251	532,120	2,011,680	658,166	1,015,415	170,229	403,607

Equity transactions:
Purchase payments received from contract owners (note 4)	13,403	36,853	124,838	878,772	1,165,888	6,920,271	53,783	27,544
Transfers between funds	621,214	(63,256)	(5,630,810)	11,937,100	(1,322,660)	4,981,311	3,195,156	3,481,098
Redemptions (notes 2, 3, and 4)	(524,940)	(329,958)	(6,056,627)	(3,270,992)	(857,900)	(5,599,444)	(2,237,916)	(2,551,355)
Adjustments to maintain reserves	274	(34)	2,351	(1,239)	1,509	(583)	590	559

Net equity transactions	109,951	(356,395)	(11,560,248)	9,543,641	(1,013,163)	6,301,555	1,011,613	957,846

Net change in contract owners’ equity	372,743	(206,144)	(11,028,128)	11,555,321	(354,997)	7,316,970	1,181,842	1,361,453
Contract owners’ equity at beginning of period	3,381,535	3,587,679	21,897,144	10,341,823	17,947,815	10,630,845	15,989,076	14,627,623

Contract owners’ equity at end of period	$3,754,278	3,381,535	10,869,016	21,897,144	17,592,818	17,947,815	17,170,918	15,989,076

CHANGE IN UNITS:
Beginning units	302,972	336,153	1,391,901	741,588	1,627,886	1,030,680	1,618,232	1,508,835
Units purchased	141,764	32,508	2,968,486	2,971,786	676,293	1,184,773	2,212,245	1,647,001
Units redeemed	(133,680)	(65,689)	(3,699,351)	(2,321,473)	(789,124)	(587,567)	(2,120,444)	(1,537,604)

Ending units	311,056	302,972	661,036	1,391,901	1,515,055	1,627,886	1,710,033	1,618,232

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVRSD		PMVSTA		PMVTRD		PROA30
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$88,725	62,320	(496)	64,822	218,184	429,239	(5,471)	(15,716)
Realized gain (loss) on investments	(121,389)	(114,246)	(40,562)	(17,639)	988,688	34,117	175,715	10,323
Change in unrealized gain (loss) on investments	50,484	245,771	125,915	32,308	340,230	1,241,083	81,608	125,664
Reinvested capital gains	-	-	-	-	324,768	-	103,936	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,820	193,845	84,857	79,491	1,871,870	1,704,439	355,788	120,271

Equity transactions:
Purchase payments received from contract owners (note 4)	146,822	75,948	5,219,707	3,989,208	3,311,658	2,871,349	6,194	36,935
Transfers between funds	(32,629)	219,603	(1,338,964)	(2,706,384)	3,173,775	651,430	38,862	60,130
Redemptions (notes 2, 3, and 4)	(83,439)	(223,149)	(363,054)	(166,508)	(2,705,196)	(2,386,048)	(93,411)	(173,822)
Adjustments to maintain reserves	65	(58)	348	(3)	2,319	(430)	70	(54)

Net equity transactions	30,819	72,344	3,518,037	1,116,313	3,782,556	1,136,301	(48,285)	(76,811)

Net change in contract owners’ equity	48,639	266,189	3,602,894	1,195,804	5,654,426	2,840,740	307,503	43,460
Contract owners’ equity at beginning of period	2,307,431	2,041,242	6,363,966	5,168,162	26,632,345	23,791,605	1,032,019	988,559

Contract owners’ equity at end of period	$2,356,070	2,307,431	9,966,860	6,363,966	32,286,771	26,632,345	1,339,522	1,032,019

CHANGE IN UNITS:
Beginning units	383,884	375,612	614,789	508,079	2,273,091	2,172,893	88,772	105,793
Units purchased	88,219	86,152	1,600,654	681,268	2,494,984	1,780,625	1,211,655	1,824,387
Units redeemed	(80,087)	(77,880)	(1,261,003)	(574,558)	(2,201,869)	(1,680,427)	(1,214,149)	(1,841,408)

Ending units	392,016	383,884	954,440	614,789	2,566,206	2,273,091	86,278	88,772

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROAHY		PROBIO		PROBL		PROBM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$81,635	770,823	(78,432)	(74,568)	(52,925)	(86,559)	(9,594)	(19,198)
Realized gain (loss) on investments	(683,241)	74,483	686,266	(199,875)	360,447	844,894	(81,930)	(120,801)
Change in unrealized gain (loss) on investments	154,365	118,954	(319,300)	939,361	(30,557)	612,376	77,201	332,077
Reinvested capital gains	-	-	365,236	18,413	246,762	94,281	73,266	45,205

Net increase (decrease) in contract owners’ equity resulting from operations	(447,241)	964,260	653,770	683,331	523,727	1,464,992	58,943	237,283

Equity transactions:
Purchase payments received from contract owners (note 4)	102,360	380,952	29,895	194,544	13,367	110,826	3,844	15,626
Transfers between funds	(5,809,123)	14,482,160	208,064	(311,387)	(2,129,448)	2,622,279	62,975	(511,665)
Redemptions (notes 2, 3, and 4)	(1,578,116)	(4,346,989)	(600,920)	(660,171)	(536,011)	(2,577,883)	(115,988)	(246,740)
Adjustments to maintain reserves	88	(63)	41	(57)	123	(57)	70	(72)

Net equity transactions	(7,284,791)	10,516,060	(362,920)	(777,071)	(2,651,969)	155,165	(49,099)	(742,851)

Net change in contract owners’ equity	(7,732,032)	11,480,320	290,850	(93,740)	(2,128,242)	1,620,157	9,844	(505,568)
Contract owners’ equity at beginning of period	15,411,582	3,931,262	5,033,424	5,127,164	6,997,187	5,377,030	1,332,078	1,837,646

Contract owners’ equity at end of period	$7,679,550	15,411,582	5,324,274	5,033,424	4,868,945	6,997,187	1,341,922	1,332,078

CHANGE IN UNITS:
Beginning units	935,570	270,651	170,578	199,497	295,157	288,007	123,747	198,553
Units purchased	3,011,634	3,800,047	225,342	288,329	1,247,765	2,612,360	406,863	164,152
Units redeemed	(3,468,170)	(3,135,128)	(237,581)	(317,248)	(1,362,907)	(2,605,210)	(421,725)	(238,958)

Ending units	479,034	935,570	158,339	170,578	180,015	295,157	108,885	123,747

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROBNK		PROBR		PROCG		PROCS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,037	(12,975)	(6,932)	(6,641)	(16,372)	(2,447)	(52,811)	(71,026)
Realized gain (loss) on investments	(344,367)	107,424	12,299	(172,637)	329,510	(240,883)	(208,570)	79,005
Change in unrealized gain (loss) on investments	11,415	458,945	1,671	(26,898)	406,902	389,762	(243,669)	743,791
Reinvested capital gains	-	-	-	-	30,047	289,762	1,264,661	226,964

Net increase (decrease) in contract owners’ equity resulting from operations	(329,915)	553,394	7,038	(206,176)	750,087	436,194	759,611	978,734

Equity transactions:
Purchase payments received from contract owners (note 4)	10,902	8,336	6,681	-	19,160	14,425	20,472	21,714
Transfers between funds	(542,771)	(250,186)	42,836	86,601	915,316	435,350	(783,916)	(1,741,750)
Redemptions (notes 2, 3, and 4)	(87,817)	(218,414)	(114,620)	(8,412)	(298,320)	(367,533)	(163,688)	(764,361)
Adjustments to maintain reserves	88	(116)	25	(31)	77	(95)	154	(53)

Net equity transactions	(619,598)	(460,380)	(65,078)	78,158	636,233	82,147	(926,978)	(2,484,450)

Net change in contract owners’ equity	(949,513)	93,014	(58,040)	(128,018)	1,386,320	518,341	(167,367)	(1,505,716)
Contract owners’ equity at beginning of period	1,755,754	1,662,740	219,592	347,610	2,258,486	1,740,145	4,007,019	5,512,735

Contract owners’ equity at end of period	$806,241	1,755,754	161,552	219,592	3,644,806	2,258,486	3,839,652	4,007,019

CHANGE IN UNITS:
Beginning units	84,306	107,150	105,765	127,905	122,558	118,398	151,101	255,156
Units purchased	419,752	368,101	9,117,189	6,321,535	378,336	250,583	207,952	290,094
Units redeemed	(457,838)	(390,945)	(9,118,381)	(6,343,675)	(347,904)	(246,423)	(244,794)	(394,149)

Ending units	46,220	84,306	104,573	105,765	152,990	122,558	114,259	151,101

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROE30		PROEM		PROFIN		PROGVP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$12,397	25,874	(19,607)	(29,456)	(25,864)	(42,124)	(18,200)	(9,547)
Realized gain (loss) on investments	(276,027)	(262,983)	342,529	331,022	(310,988)	192,981	98,987	197,447
Change in unrealized gain (loss) on investments	17,979	684,987	83,280	283,678	(274,996)	696,484	(19,640)	(72,068)
Reinvested capital gains	-	-	-	-	154,725	228,954	85,338	-

Net increase (decrease) in contract owners’ equity resulting from operations	(245,651)	447,878	406,202	585,244	(457,123)	1,076,295	146,485	115,832

Equity transactions:
Purchase payments received from contract owners (note 4)	6,744	22,316	48,177	17,531	12,915	47,957	3,492	5,356
Transfers between funds	(143,373)	(725,025)	(549,896)	(568,079)	(1,090,975)	550,148	487,651	(352,583)
Redemptions (notes 2, 3, and 4)	(450,119)	(915,541)	(299,206)	(393,806)	(760,286)	(848,668)	(320,850)	(212,099)
Adjustments to maintain reserves	54	(91)	64	(80)	68	(46)	(497)	499

Net equity transactions	(586,694)	(1,618,341)	(800,861)	(944,434)	(1,838,278)	(250,609)	169,796	(558,827)

Net change in contract owners’ equity	(832,345)	(1,170,463)	(394,659)	(359,190)	(2,295,401)	825,686	316,281	(442,995)
Contract owners’ equity at beginning of period	2,162,370	3,332,833	2,834,625	3,193,815	4,507,432	3,681,746	991,472	1,434,467

Contract owners’ equity at end of period	$1,330,025	2,162,370	2,439,966	2,834,625	2,212,031	4,507,432	1,307,753	991,472

CHANGE IN UNITS:
Beginning units	171,311	307,262	293,464	407,894	211,903	222,206	59,207	98,785
Units purchased	184,117	161,796	1,071,259	1,754,735	115,635	491,217	460,419	1,519,680
Units redeemed	(237,615)	(297,747)	(1,160,049)	(1,869,165)	(219,893)	(501,520)	(455,278)	(1,559,258)

Ending units	117,813	171,311	204,674	293,464	107,645	211,903	64,348	59,207

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROHC		PROIND		PROINT		PROJP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(127,752)	(132,720)	(37,476)	(64,754)	(8,282)	(15,688)	(10,314)	(12,756)
Realized gain (loss) on investments	(27,752)	(343,501)	(34,132)	(261,223)	(65,133)	10,484	31,515	58,626
Change in unrealized gain (loss) on investments	73,579	685,656	170,096	627,006	52,280	208,503	120,329	114,546
Reinvested capital gains	1,060,847	1,023,010	45,477	627,552	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	978,922	1,232,445	143,965	928,581	(21,135)	203,299	141,530	160,416

Equity transactions:
Purchase payments received from contract owners (note 4)	33,160	305,390	4,564	25,759	11,351	47,176	3,019	7,370
Transfers between funds	305,287	(3,024,797)	(826,689)	942,462	(239,814)	(878,478)	99,208	(514,795)
Redemptions (notes 2, 3, and 4)	(784,558)	(1,128,212)	(500,391)	(820,876)	(46,713)	(72,556)	(74,382)	(177,206)
Adjustments to maintain reserves	145	(109)	12	14	45	(58)	46	(83)

Net equity transactions	(445,966)	(3,847,728)	(1,322,504)	147,359	(275,131)	(903,916)	27,891	(684,714)

Net change in contract owners’ equity	532,956	(2,615,283)	(1,178,539)	1,075,940	(296,266)	(700,617)	169,421	(524,298)
Contract owners’ equity at beginning of period	7,809,334	10,424,617	4,453,874	3,377,934	1,044,127	1,744,744	927,591	1,451,889

Contract owners’ equity at end of period	$8,342,290	7,809,334	3,275,335	4,453,874	747,861	1,044,127	1,097,012	927,591

CHANGE IN UNITS:
Beginning units	299,438	468,993	215,109	210,118	85,671	168,183	58,131	108,051
Units purchased	356,164	252,009	271,241	687,514	200,720	538,100	204,755	360,116
Units redeemed	(372,560)	(421,564)	(349,262)	(682,523)	(227,286)	(620,612)	(202,519)	(410,036)

Ending units	283,042	299,438	137,088	215,109	59,105	85,671	60,367	58,131

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PRON		PRONET		PROOG		PROPHR
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(194,628)	(153,089)	(101,551)	(99,281)	25,208	(14,299)	(21,342)	(12,443)
Realized gain (loss) on investments	3,076,476	992,177	689,411	(205,785)	(1,593,702)	(924,039)	104,403	(368,879)
Change in unrealized gain (loss) on investments	1,178,272	2,219,564	1,257,716	1,217,330	620,313	1,196,843	89,673	374,637
Reinvested capital gains	987,099	77,088	911,325	151,055	34,018	153,877	-	181,297

Net increase (decrease) in contract owners’ equity resulting from operations	5,047,219	3,135,740	2,756,901	1,063,319	(914,163)	412,382	172,734	174,612

Equity transactions:
Purchase payments received from contract owners (note 4)	76,745	78,869	33,206	54,053	33,367	32,776	(52)	2,669
Transfers between funds	2,153,252	(2,496,802)	273,889	(1,427,509)	(343,667)	(1,184,705)	348,884	(489,564)
Redemptions (notes 2, 3, and 4)	(2,147,288)	(1,386,437)	(824,367)	(829,434)	(243,900)	(618,923)	(374,497)	(252,112)
Adjustments to maintain reserves	130	(53)	66	(117)	70	(80)	63	(68)

Net equity transactions	82,839	(3,804,423)	(517,206)	(2,203,007)	(554,130)	(1,770,932)	(25,602)	(739,075)

Net change in contract owners’ equity	5,130,058	(668,683)	2,239,695	(1,139,688)	(1,468,293)	(1,358,550)	147,132	(564,463)
Contract owners’ equity at beginning of period	10,348,193	11,016,876	5,710,690	6,850,378	4,183,328	5,541,878	1,368,833	1,933,296

Contract owners’ equity at end of period	$15,478,251	10,348,193	7,950,385	5,710,690	2,715,035	4,183,328	1,515,965	1,368,833

CHANGE IN UNITS:
Beginning units	297,895	430,013	193,641	270,452	471,307	667,510	72,161	114,663
Units purchased	652,952	933,542	266,273	193,167	2,018,329	321,099	188,809	160,092
Units redeemed	(639,402)	(1,065,660)	(279,090)	(269,978)	(2,016,252)	(517,302)	(189,105)	(202,594)

Ending units	311,445	297,895	180,824	193,641	473,384	471,307	71,865	72,161

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROPM		PRORE		PRORRO		PROSCN
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(59,248)	(37,613)	555	5,763	(1,510)	(4,923)	(35,733)	(40,870)
Realized gain (loss) on investments	(4,252,686)	550,524	(523,836)	453,930	(68,069)	(121,094)	307,157	469,753
Change in unrealized gain (loss) on investments	(531,778)	252,117	(11,007)	212,204	(9,676)	17,821	457,238	561,950
Reinvested capital gains	-	-	57,714	174,698	-	22,663	192,888	297,862

Net increase (decrease) in contract owners’ equity resulting from operations	(4,843,712)	765,028	(476,574)	846,595	(79,255)	(85,533)	921,550	1,288,695

Equity transactions:
Purchase payments received from contract owners (note 4)	86,864	9,392	15,618	40,657	793	(1,085)	5,176	52,091
Transfers between funds	6,012,277	924,315	(424,993)	933,671	138,596	(76,025)	(482,398)	364,168
Redemptions (notes 2, 3, and 4)	(431,251)	(307,439)	(188,402)	(1,115,656)	(36,274)	(42,357)	(202,242)	(389,133)
Adjustments to maintain reserves	99	(107)	115	(105)	25	(24)	98	(67)

Net equity transactions	5,667,989	626,161	(597,662)	(141,433)	103,140	(119,491)	(679,366)	27,059

Net change in contract owners’ equity	824,277	1,391,189	(1,074,236)	705,162	23,885	(205,024)	242,184	1,315,754
Contract owners’ equity at beginning of period	3,095,173	1,703,984	3,073,256	2,368,094	242,807	447,831	3,716,312	2,400,558

Contract owners’ equity at end of period	$3,919,450	3,095,173	1,999,020	3,073,256	266,692	242,807	3,958,496	3,716,312

CHANGE IN UNITS:
Beginning units	756,943	599,884	186,330	179,981	93,206	141,625	122,877	117,026
Units purchased	9,386,285	3,845,036	242,469	871,446	185,252	3,491,085	482,727	877,444
Units redeemed	(9,362,558)	(3,687,977)	(296,669)	(865,097)	(134,022)	(3,539,504)	(514,034)	(871,593)

Ending units	780,670	756,943	132,130	186,330	144,436	93,206	91,570	122,877

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROSEM		PROSIN		PROSN		PROTEC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,278)	(1,369)	(1,633)	(1,843)	(699)	(1,199)	(165,624)	(133,097)
Realized gain (loss) on investments	(55,999)	(57,882)	(78,111)	(37,189)	(34,388)	(68,691)	1,750,843	760,086
Change in unrealized gain (loss) on investments	(821)	(1,949)	7,492	(18,513)	808	218	897,994	2,180,455
Reinvested capital gains	-	9,436	-	4,779	-	-	1,193,693	190,311

Net increase (decrease) in contract owners’ equity resulting from operations	(58,098)	(51,764)	(72,252)	(52,766)	(34,279)	(69,672)	3,676,906	2,997,755

Equity transactions:
Purchase payments received from contract owners (note 4)	1,376	(7)	3,098	-	2,091	758	45,621	30,223
Transfers between funds	37,917	85,500	77,593	(156,724)	37,924	35,069	1,119,924	141,322
Redemptions (notes 2, 3, and 4)	(59,649)	(15,787)	(34,979)	(9,446)	(47,981)	(32,531)	(1,719,996)	(1,699,370)
Adjustments to maintain reserves	11	(26)	29	(25)	13	(17)	252	(110)

Net equity transactions	(20,345)	69,680	45,741	(166,195)	(7,953)	3,279	(554,199)	(1,527,935)

Net change in contract owners’ equity	(78,443)	17,916	(26,511)	(218,961)	(42,232)	(66,393)	3,122,707	1,469,820
Contract owners’ equity at beginning of period	107,253	89,337	118,279	337,240	47,628	114,021	9,623,277	8,153,457

Contract owners’ equity at end of period	$28,810	107,253	91,768	118,279	5,396	47,628	12,745,984	9,623,277

CHANGE IN UNITS:
Beginning units	26,545	17,091	34,625	81,124	35,106	62,189	328,072	399,001
Units purchased	1,009,513	1,075,291	789,269	320,491	3,169,588	4,569,430	485,289	571,858
Units redeemed	(1,025,603)	(1,065,837)	(791,198)	(366,990)	(3,197,224)	(4,596,513)	(510,930)	(642,787)

Ending units	10,455	26,545	32,696	34,625	7,470	35,106	302,431	328,072

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROTEL		PROUN		PROUSN		PROUTL
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(3,602)	1,904	(280,154)	(73,218)	(2,738)	(3,070)	(3,952)	(21,428)
Realized gain (loss) on investments	11,447	738	2,859,171	1,293,040	(557,892)	(244,229)	(1,030,642)	695,118
Change in unrealized gain (loss) on investments	33,798	33,402	7,449,084	1,567,944	4,218	(45,055)	(297,283)	298,364
Reinvested capital gains	-	-	7,060,873	-	-	-	881,663	337,007

Net increase (decrease) in contract owners’ equity resulting from operations	41,643	36,044	17,088,974	2,787,766	(556,412)	(292,354)	(450,214)	1,309,061

Equity transactions:
Purchase payments received from contract owners (note 4)	781	7,844	19,766	15,322	6,698	2	73,780	33,246
Transfers between funds	44,356	289,340	19,218,617	(666,890)	539,563	31,350	(2,113,664)	(5,027,456)
Redemptions (notes 2, 3, and 4)	(21,373)	(221,347)	(1,897,681)	(542,375)	(4,129)	(2,837)	(476,400)	(1,336,683)
Adjustments to maintain reserves	23	(28)	(4,267)	(70)	(55)	(15)	86	(72)

Net equity transactions	23,787	75,809	17,336,435	(1,194,013)	542,077	28,500	(2,516,198)	(6,330,965)

Net change in contract owners’ equity	65,430	111,853	34,425,409	1,593,753	(14,335)	(263,854)	(2,966,412)	(5,021,904)
Contract owners’ equity at beginning of period	458,600	346,747	5,987,086	4,393,333	143,150	407,004	6,600,645	11,622,549

Contract owners’ equity at end of period	$524,030	458,600	40,412,495	5,987,086	128,815	143,150	3,634,233	6,600,645

CHANGE IN UNITS:
Beginning units	35,330	30,152	55,271	71,560	938,948	1,302,919	320,351	685,615
Units purchased	214,701	423,958	267,714	229,450	82,154,528	33,138,965	363,264	839,412
Units redeemed	(210,458)	(418,780)	(122,693)	(245,739)	(80,029,109)	(33,502,936)	(499,849)	(1,204,676)

Ending units	39,573	35,330	200,292	55,271	3,064,367	938,948	183,766	320,351

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVEIB		PVIGIB		TRHS2		VEEMS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$30,203	36,867	(23)	-	(214,524)	(153,663)	5,475	(1,622)
Realized gain (loss) on investments	29,326	79,543	1,793	-	1,027,050	366,671	(962)	(1,594)
Change in unrealized gain (loss) on investments	234,253	894,675	3	-	2,855,437	2,203,405	82,719	36,438
Reinvested capital gains	502,890	449,097	-	-	1,359,965	724,366	17,010	2,945

Net increase (decrease) in contract owners’ equity resulting from operations	796,672	1,460,182	1,773	-	5,027,928	3,140,779	104,242	36,167

Equity transactions:
Purchase payments received from contract owners (note 4)	2,650,072	1,150,894	48	-	3,276,741	2,801,772	226,691	85,809
Transfers between funds	488,707	169,137	(1,768)	-	132,686	709,652	89,402	3,952
Redemptions (notes 2, 3, and 4)	(235,759)	(193,905)	-	-	(607,802)	(406,027)	(3,744)	(2,104)
Adjustments to maintain reserves	45	(38)	1	-	65	(43)	(1)	5

Net equity transactions	2,903,065	1,126,088	(1,719)	-	2,801,690	3,105,354	312,348	87,662

Net change in contract owners’ equity	3,699,737	2,586,270	54	-	7,829,618	6,246,133	416,590	123,829
Contract owners’ equity at beginning of period	7,145,265	4,558,995	-	-	16,568,598	10,322,465	234,156	110,327

Contract owners’ equity at end of period	$10,845,002	7,145,265	54	-	24,398,216	16,568,598	650,746	234,156

CHANGE IN UNITS:
Beginning units	494,293	406,601	-	-	1,284,265	1,017,768	23,508	14,262
Units purchased	374,361	143,875	1,885	-	830,765	570,805	47,104	15,556
Units redeemed	(150,548)	(56,183)	(1,881)	-	(635,272)	(304,308)	(14,090)	(6,310)

Ending units	718,106	494,293	4	-	1,479,758	1,284,265	56,522	23,508

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVGGS		VWHA		VWHAS		VRVDRA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$92,806	(47,886)	(10,957)	(38,794)	(25,397)	(70,394)	199	22,437
Realized gain (loss) on investments	1,694,678	826,129	(180,107)	(153,964)	(925,082)	(269,158)	(612,454)	(7,520)
Change in unrealized gain (loss) on investments	(43,705)	176,176	677,448	426,107	2,147,293	958,452	272,409	(161,280)
Reinvested capital gains	-	-	-	-	-	-	60,498	180,573

Net increase (decrease) in contract owners’ equity resulting from operations	1,743,779	954,419	486,384	233,349	1,196,814	618,900	(279,348)	34,210

Equity transactions:
Purchase payments received from contract owners (note 4)	803,031	755,409	5,250	48,311	538,397	1,886,730	1,124,571	1,867,301
Transfers between funds	(327,728)	(938,035)	513,696	(60,641)	(282,697)	53,781	(771,534)	1,464,191
Redemptions (notes 2, 3, and 4)	(386,031)	(420,433)	(266,216)	(274,276)	(768,500)	(272,373)	(71,870)	(91,063)
Adjustments to maintain reserves	37	(25)	109	(91)	71	(90)	2	(2)

Net equity transactions	89,309	(603,084)	252,839	(286,697)	(512,729)	1,668,048	281,169	3,240,427

Net change in contract owners’ equity	1,833,088	351,335	739,223	(53,348)	684,085	2,286,948	1,821	3,274,637
Contract owners’ equity at beginning of period	2,876,035	2,524,700	2,347,710	2,401,058	7,253,739	4,966,791	3,274,637	-

Contract owners’ equity at end of period	$4,709,123	2,876,035	3,086,933	2,347,710	7,937,824	7,253,739	3,276,458	3,274,637

CHANGE IN UNITS:
Beginning units	236,115	284,202	496,103	560,536	976,376	737,610	303,188	-
Units purchased	583,923	496,083	229,963	99,523	579,714	533,685	258,223	355,209
Units redeemed	(537,159)	(544,170)	(172,610)	(163,956)	(647,447)	(294,919)	(249,919)	(52,021)

Ending units	282,879	236,115	553,456	496,103	908,643	976,376	311,492	303,188

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	CLVQF2		GVDIV2		NVMLV2		NVLM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$146,912	(42,124)	239,809	1,224,702	28,941	2,127,673	(41,182)	16,105
Realized gain (loss) on investments	(165,311)	(41,859)	(1,976,574)	(177,706)	(7,726,283)	(126,687)	(224,827)	49,173
Change in unrealized gain (loss) on investments	115,279	28,576	1,038,741	(526,842)	2,438,054	(691,780)	(316,504)	726,384
Reinvested capital gains	-	-	-	218,703	3,686,348	752,648	378,460	121,481

Net increase (decrease) in contract owners’ equity resulting from operations	96,880	(55,407)	(698,024)	738,857	(1,572,940)	2,061,854	(204,053)	913,143

Equity transactions:
Purchase payments received from contract owners (note 4)	340,692	1,834,305	36,272	155,338	100,853	470,885	297,402	501,887
Transfers between funds	(4,631,564)	(238,401)	(3,589,691)	(734,413)	(8,668,942)	495,052	(6,426,056)	(504,632)
Redemptions (notes 2, 3, and 4)	(35,644)	(162,520)	(441,711)	(452,582)	(994,764)	(803,440)	(229,265)	(158,485)
Adjustments to maintain reserves	46	(19)	(88)	(98)	187	(159)	(89)	(88)

Net equity transactions	(4,326,470)	1,433,365	(3,995,218)	(1,031,755)	(9,562,666)	162,338	(6,358,008)	(161,318)

Net change in contract owners’ equity	(4,229,590)	1,377,958	(4,693,242)	(292,898)	(11,135,606)	2,224,192	(6,562,061)	751,825
Contract owners’ equity at beginning of period	4,229,590	2,851,632	4,693,242	4,986,140	11,135,606	8,911,414	6,562,061	5,810,236

Contract owners’ equity at end of period	$-	4,229,590	-	4,693,242	-	11,135,606	-	6,562,061

CHANGE IN UNITS:
Beginning units	461,815	309,084	477,450	583,226	530,165	525,999	461,036	473,770
Units purchased	229,922	334,800	57,725	138,486	194,844	160,375	73,600	69,145
Units redeemed	(691,737)	(182,069)	(535,175)	(244,262)	(725,009)	(156,209)	(534,636)	(81,879)

Ending units	-	461,815	-	477,450	-	530,165	-	461,036

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVLCA2
	2020	2019
Investment activity:
Net investment income (loss)	$(44,426)	13,133
Realized gain (loss) on investments	(225,460)	(56,111)
Change in unrealized gain (loss) on investments	(43,988)	694,088
Reinvested capital gains	78,180	92,774

Net increase (decrease) in contract owners’ equity resulting from operations	(235,694)	743,884

Equity transactions:
Purchase payments received from contract owners (note 4)	1,544,115	1,601,930
Transfers between funds	(6,538,197)	(528,932)
Redemptions (notes 2, 3, and 4)	(172,860)	(376,496)
Adjustments to maintain reserves	(37)	23

Net equity transactions	(5,166,979)	696,525

Net change in contract owners’ equity	(5,402,673)	1,440,409
Contract owners’ equity at beginning of period	5,402,673	3,962,264

Contract owners’ equity at end of period	$-	5,402,673

CHANGE IN UNITS:
Beginning units	349,883	306,743
Units purchased	173,165	235,464
Units redeemed	(523,048)	(192,324)

Ending units	-	349,883

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-4 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I (ACVGI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - Mortgage Fund: Class 1 (AMVM1)*

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I (BRVEDI)*

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)*

BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I (BRVSII)*

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)*

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2 (CSCRS2)*

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Standard Class (DWVEMD)*

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)*

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)*

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class (FVIII)*

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares (GVHQFA)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Guggenheim Variable Fund - Long Short Equity Fund (RSRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Guggenheim Variable Fund - Global Managed Futures Strategy (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

HARTFORD MUTUAL FUNDS (THE)

Hartford Disciplined Equity HLS Fund - Class IA (HTDEIA)*

Hartford MidCap HLS Fund - Class IA (HTMCIA)*

INVESCO INVESTMENTS

Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)*

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)*

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)*

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares (LZREMI)*

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio: Class I (LPVAI)*

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)*

Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

Legg Mason ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

MainStay VP Funds Trust - MainStay VP MacKay High Yield Corporate Bond Portfolio: Initial Class (MNHCBI)*

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class (MNVFRI)*

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)*

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)*

MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Initial Class (MVITSI)*

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)*

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (NBARMS)

NORTHERN LIGHTS

Northern Lights Variable Trust - 7Twelve Balanced Portfolio (NO7TB)

Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)

Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class (PMVFHI)*

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class (PMVHYI)*

PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)*

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class (PMVLDI)*

PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class (PMVRI)*

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Institutional Class (PMVRSI)*

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class (PMVSTI)*

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class (PMVTRI)*

PRO FUNDS

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

ProFund VP Asia 30 (PROA30)

ProFund VP Access High Yield Fund (PROAHY)

ProFund VP Biotechnology (PROBIO)

ProFund VP Bull (PROBL)

ProFund VP Basic Materials (PROBM)

ProFund VP Banks (PROBNK)

ProFund VP Bear (PROBR)

ProFund VP Consumer Goods (PROCG)

ProFund VP Consumer Services (PROCS)

ProFund VP Europe 30 (PROE30)

ProFund VP Emerging Markets (PROEM)

ProFund VP Financials (PROFIN)

ProFund VP U.S. Government Plus (PROGVP)

ProFund VP Health Care (PROHC)

ProFund VP Industrials (PROIND)

ProFund VP International (PROINT)

ProFund VP Japan (PROJP)

ProFund VP NASDAQ-100 (PRON)

ProFund VP Internet (PRONET)

ProFund VP Oil & Gas (PROOG)

ProFund VP Pharmaceuticals (PROPHR)

ProFund VP Precious Metals (PROPM)

ProFund VP Real Estate (PRORE)

ProFund VP Rising Rates Opportunity (PRORRO)

ProFund VP Semiconductor (PROSCN)

ProFund VP Short Emerging Markets (PROSEM)

ProFund VP Short International (PROSIN)

ProFund VP Short NASDAQ-100 (PROSN)

ProFund VP Technology (PROTEC)

ProFund VP Telecommunications (PROTEL)

ProFund VP UltraNASDAQ-100 (PROUN)

ProFund VP UltraShort NASDAQ-100 (PROUSN)

ProFund VP Utilities (PROUTL)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Class S (VEEMS)

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)*

Vanguard Variable Insurance Fund - International Portfolio (VVI)*

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)*

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)*

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)*

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)*

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)	11/12/2020
American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I (ACVGI)	11/10/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)	7/28/2020
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)	7/16/2020
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)	7/2/2020
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)	6/8/2020
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	5/12/2020
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)	5/5/2020
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	11/14/2019
Federated Insurance Series - Federated Fund for U.S. Government Securities II (FVUS2)	8/26/2019
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	7/11/2019
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)	5/23/2019
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	5/23/2019
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	5/13/2019
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	5/1/2019
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)		5/15/2020

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
GVDIV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)	NVMIVZ	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z	10/16/2020
NVLCA2	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	NVDCA2	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	10/23/2020
NVLM2	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)	GVIDM	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	10/23/2020
NVMLV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	NVAMVZ	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z	9/11/2020

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ACVIG	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	9/25/2020
ARLPE3	ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III	5/1/2020
FHIB	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares	Federated Insurance Series - Federated High Income Bond Fund II: Primary Shares	5/1/2020
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
FVUS2	Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II	Federated Insurance Series - Federated Fund for U.S. Government Securities II	5/1/2020
JABS	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares	Janus Henderson VIT Balanced Portfolio: Service Shares	5/1/2020
JAFBS	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	Janus Henderson VIT Flexible Bond Portfolio: Service Shares	5/1/2020
JAGTS	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares	5/1/2020
JAMGS	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares	Janus Henderson VIT Enterprise Portfolio: Service Shares	5/1/2020
NCPG2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II	5/1/2020
NCPGI2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II	5/1/2020
NVAMV2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II	5/1/2020
NVCCA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II	5/1/2020
NVCCN2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II	5/1/2020
NVCMA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II	5/1/2020
NVCMC2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II	5/1/2020
NVCMD2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II	5/1/2020
NVCRA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II	5/1/2020
NVCRB2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II	5/1/2020
NVMIG6	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II	5/1/2020
NVMLG2	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II	1/21/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVMMG2	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II	1/21/2020
NVNSR2	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II	5/1/2020
NVOLG2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II	5/1/2020
NVTIV3	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	5/1/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020
TRF2	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II	5/1/2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.20% to 3.10%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.35% - 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $50 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Four Year CDSC Option	0.35%
No CDSC Option	0.20% - 0.40%
Highest Anniversary Death Benefit Option	0.20% - 0.30%
Highest Anniversary or 5% Enhanced Death Benefit Option	0.25%
Return of Premium Enhanced Death Benefit Option	0.20%
3% Extra Value Credit Option	0.40% - 0.45%
4% Extra Value Credit Option	0.55%
iFLEX Option	0.60%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $4,067,781 and $8,792,229, respectively, and total transfers from the Separate Account to the fixed account were $4,154,795 and $8,762,702, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$2,852,281,356	$-	$-	$2,852,281,356

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVBWB	$257,274	$141,776
ALVIVB	152,216	135,434
AAEIP3	1,444,831	1,129,342
ARLPE3	693,779	2,192,622
ACVGI	800	-
ACVIG	2,119,612	3,261,194
ACVIP2	8,301,752	6,674,341
ACVMV2	313,059	29,599
ACVU1	834,907	434,280
ACVV	1,149,149	4,440,259
ACVV2	493,966	316,334
AMVBC4	4,086,237	1,594,536
AMVCB4	4,016,199	5,847,543
AMVGS4	1,635,960	1,831,223
AMVI4	1,404,488	578,803

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

AMVNW4	2,503,292	1,252,714
PIHYB2	7,786	4,094
BRVDA3	1,804,074	1,442,415
BRVED3	2,001,523	2,777,518
BRVHY3	9,099,780	6,967,251
BRVTR3	14,672,729	9,936,200
MLVGA3	4,935,760	4,995,280
DVMCSS	1,236,698	1,128,469
CLVHY2	5,903,727	6,902,577
CSCRS	321,847	331,408
DWVSVS	2,306,832	1,794,032
ETVFR	8,524,493	11,054,551
FQB	176	83
FVUS2	1,696,910	189,927
FAM2	942,691	535,833
FB2	26,408,634	8,822,545
FC2	5,798,683	1,354,402
FEI2	1,663,292	4,436,080
FEMS2	4,101,722	1,810,760
FG2	33,014,986	25,244,513
FGI2	3,828,316	2,938,374
FHI2	1,579,956	1,968,186
FIGBP2	14,064,244	8,900,524
FMMP	200	200
FNRS2	969,543	104,504
FRESS2	2,207,113	2,827,483
FVSIS2	5,171,063	5,416,905
FEOVF	146,977	508
FTVFA2	1,766,833	974,805
FTVGI2	2,932,262	4,459,271
FTVIS2	6,311,744	8,676,116
FTVMD2	1,105,319	1,173,069
GVGMNS	60,159	356,079
GVHQFA	1,618,283	4,346,320
GVMSAS	221,280	84,990
GVFRB	6,028,192	3,664,370
RAF	4,019,092	3,749,601
RBF	6,870,731	6,566,261
RBKF	1,588,427	1,480,795
RBMF	1,945,070	1,780,451
RCPF	2,737,238	2,990,691
RELF	5,004,253	5,950,470
RENF	5,976,222	5,994,607
RESF	15,447,783	14,288,010
RFSF	1,658,629	2,237,282
RHCF	4,032,168	6,094,611
RHYS	12,099,082	12,436,748
RINF	5,999,213	5,903,646
RJNF	11,081,798	11,113,382
RLCE	2,045,827	2,583,633
RLCJ	2,879,143	2,427,916
RLF	1,764,781	1,994,060
RMED	2,783,304	3,137,049
RMEK	16,432,797	13,707,156
RNF	9,324,440	10,849,492
ROF	41,146,419	46,407,461
RPMF	12,288,193	14,268,463
RREF	3,741,697	5,513,589
RRF	1,710,712	2,033,655
RSRF	489,464	1,015,902

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

RTEC	9,950,854	9,839,615
RTEL	836,500	1,028,619
RTF	36,207,517	47,357,776
RTRF	2,385,152	2,457,734
RUF	14,119,152	13,956,056
RUGB	101,451,783	97,488,548
RUTL	4,251,332	5,479,062
RVARS	475,823	953,395
RVCMD	513,625	473,348
RVF	62,420,721	68,528,909
RVIDD	8,977,923	9,102,828
RVIMC	1,213,335	1,223,954
RVISC	10,641,379	10,339,874
RVLCG	19,233,797	24,806,192
RVLCV	7,337,315	12,680,605
RVLDD	21,553,120	19,800,462
RVMCG	3,967,849	4,372,804
RVMCV	2,973,677	3,795,371
RVMFU	444,837	1,271,080
RVSCG	6,972,190	6,697,388
RVSCV	2,104,945	3,115,101
RVSDL	3,099,870	3,305,669
RVWDL	2,404,918	1,755,590
AVIE2	233,511	278,558
IVBRA2	2,718,711	2,598,247
IVEW52	3,970,497	1,868,278
OVGSS	4,116,642	5,122,881
OVIGS	1,013,189	428,884
OVSCS	1,250,816	701,183
WRASP	784,939	2,294,522
WRENG	867,675	590,916
JPIGA2	138,379	273,604
JPIIB2	424,006	167,878
JABS	11,085,060	3,918,805
JAFBS	3,527,965	2,184,937
JAGTS	21,498,443	16,343,090
JAMGS	6,021,566	2,823,610
LZREMS	3,582,013	5,129,659
LPVCA2	672,075	221,746
LPWHY2	1,089,002	1,783,458
SBVI	218,106	483,815
SBVSG2	6,572,259	4,319,165
LOVSDC	5,702,006	5,192,997
LOVTRC	3,695,124	2,175,393
MNCPS2	6,586,075	6,780,226
MV2RIS	624,624	8,403
MV3MVS	2,539,898	1,082,038
MVBRES	692,437	469,253
MVGTAS	119,227	470,336
MVIGSC	1,061,106	110,228
MVIVSC	3,337,888	1,350,609
MVUSC	1,167,440	1,209,097
MGRFV	1,168,587	1,548,028
MSEMB	1,988,477	4,214,490
MSGI2	1,382,981	2,029,415
MSVEG2	23,018,810	11,475,270
MSVGT2	311,133	421,194
VKVGR2	2,664,246	2,599,430
DTRTFB	4,548,595	1,955,187
EIF2	2,273,369	928,615

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

GBF	23,754,924	21,787,341
GBF2	11,784,970	16,759,782
GEM	1,103,974	2,066,205
GEM2	3,356,882	4,176,636
GVAAA2	21,805,235	13,804,105
GVABD2	6,658,947	2,552,494
GVAGG2	6,549,754	3,216,210
GVAGI2	12,553,726	8,418,681
GVAGR2	22,066,087	13,892,247
GVDMA	4,903,918	3,367,775
GVDMC	8,099,069	3,854,909
GVEX1	62,430,850	50,734,275
GVIDA	1,347,529	976,038
GVIDC	4,971,847	5,030,044
GVIDM	16,195,920	14,720,369
HIBF	6,266,710	6,199,109
IDPG2	1,075,073	219,648
IDPGI2	463,711	302,462
MCIF	13,236,116	8,257,874
MSBF	8,260,903	9,152,040
NAMAA2	1,384,142	794,453
NAMGI2	1,717,156	441,292
NCPG2	176,818	297,061
NCPGI2	155,048	140,329
NJMMA2	415,087	13,221
NVAMV2	436,432	1,187,763
NVAMVZ	9,866,616	1,416,328
NVBX	18,985,962	13,064,417
NVCBD2	4,398,582	3,534,364
NVCCA2	1,359,896	5,614,894
NVCCN2	6,301,903	5,018,604
NVCMA2	760,378	1,887,324
NVCMC2	752,532	2,274,266
NVCMD2	7,283,020	4,139,967
NVCRA2	666,603	4,682,960
NVCRB2	2,436,579	3,540,703
NVDBL2	6,848,777	1,974,071
NVDCA2	8,329,174	2,000,468
NVFIII	4,901,123	1,469,159
NVGEII	297,756	82,782
NVIE6	1,007,683	800,403
NVIX	11,280,918	6,896,096
NVLCP2	6,725,576	6,338,272
NVMGA2	927,021	551,168
NVMIG6	5,988,312	4,480,427
NVMIVZ	3,377,927	118,025
NVMLG2	5,820,445	3,482,174
NVMM2	390,336,463	364,032,409
NVMMG1	18,893	2,845
NVMMG2	17,165,372	17,487,474
NVMMV2	2,182,805	3,222,919
NVNMO2	1,307,989	1,533,982
NVNSR2	145,090	179,107
NVOLG2	10,718,111	8,919,865
NVRE2	2,597,340	2,620,721
NVSIX2	10,061,974	7,838,345
NVSTB2	21,005,932	19,522,687
NVTIV3	328,151	704,854
SAM	78	437
SCF	1,280,662	1,917,661

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

SCF2	498,519	287,505
SCGF	6,251,190	7,207,146
SCGF2	6,057,646	6,276,363
SCVF	1,192,993	1,699,314
SCVF2	1,806,773	1,468,276
TRF	1,614,887	2,880,101
TRF2	1,282,634	1,123,645
NBARMS	141,860	340,021
NO7TB	112,055	99,026
NOTBBA	7,132,743	5,365,643
NOVPI2	214,327	950,146
PMUBA	775,991	1,042,270
PMVAAD	1,009,022	3,336,631
PMVEBD	2,017,185	1,884,432
PMVFAD	2,287,067	2,125,264
PMVFHV	3,084,323	3,675,621
PMVGBD	1,505,089	1,370,349
PMVHYD	44,477,319	55,680,027
PMVIV	5,696,232	6,110,694
PMVLAD	19,135,171	18,195,858
PMVRSD	574,822	455,343
PMVSTA	13,502,018	9,984,937
PMVTRD	22,775,127	18,452,995
PROA30	12,594,449	12,544,339
PROAHY	45,675,577	52,878,821
PROBIO	5,315,958	5,392,114
PROBL	24,113,495	26,571,750
PROBM	3,826,589	3,812,087
PROBNK	5,711,908	6,328,557
PROBR	19,241,641	19,313,676
PROCG	5,656,941	5,007,109
PROCS	6,062,947	5,778,229
PROE30	1,738,035	2,312,386
PROEM	7,626,818	8,447,349
PROFIN	2,075,631	3,785,115
PROGVP	8,926,576	8,689,145
PROHC	7,968,504	7,481,520
PROIND	4,678,841	5,993,357
PROINT	1,947,874	2,231,332
PROJP	3,012,022	2,994,490
PRON	17,700,009	16,824,829
PRONET	8,074,366	7,781,864
PROOG	9,890,772	10,385,746
PROPHR	3,317,814	3,364,821
PROPM	36,483,239	30,874,598
PRORE	2,845,266	3,384,773
PRORRO	340,337	238,733
PROSCN	13,494,542	14,016,850
PROSEM	3,615,990	3,637,626
PROSIN	2,649,874	2,605,794
PROSN	3,025,315	3,033,982
PROTEC	12,106,909	11,633,291
PROTEL	2,384,090	2,363,927
PROUN	38,085,777	13,964,357
PROUSN	7,321,795	6,782,401
PROUTL	6,887,246	8,525,819
PVEIB	4,247,878	811,766
PVIGIB	23,343	25,086
TRHS2	8,059,103	4,112,037
VEEMS	394,416	59,584

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

VVGGS	6,920,492	6,738,413
VWHA	876,455	634,683
VWHAS	1,869,891	2,408,086
VRVDRA	2,088,616	1,746,752
CLVQF2	1,513,727	5,693,331
NVMLV2	6,684,236	12,531,800
NVLCA2	2,032,943	7,166,152
GVDIV2	521,403	4,276,925
NVLM2	1,190,171	7,211,007

	$2,151,733,607	$2,011,508,555

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
2020	0.65%	to	1.80%	49,893	$17.96	to	$16.05	$839,838	2.16%	8.54%	to	7.29%
2019	0.65%	to	1.80%	44,543	16.55	to	14.96	692,419	2.33%	17.43%	to	16.08%
2018	0.65%	to	1.80%	55,028	14.09	to	12.89	734,394	1.72%	-7.02%	to	-8.10%
2017	0.65%	to	1.95%	68,932	15.15	to	13.88	991,289	1.30%	14.87%	to	13.37%
2016	0.65%	to	2.15%	78,745	13.19	to	12.10	996,951	1.67%	3.77%	to	2.20%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2020	1.00%	to	1.90%	32,817	8.98	to	8.76	293,112	1.53%	1.19%	to	0.27%
2019	0.85%	to	1.65%	31,874	8.90	to	8.78	282,059	0.99%	15.80%	to	14.86%
2018	1.00%	to	1.65%	19,391	7.67	to	7.64	148,566	1.29%	-23.26%	to	-23.59%	****
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2020	0.45%	to	2.10%	341,104	7.13	to	6.33	2,278,842	2.95%	-25.46%	to	-26.70%
2019	0.45%	to	2.10%	283,039	9.56	to	8.63	2,553,861	1.43%	19.87%	to	17.88%
2018	0.45%	to	2.15%	337,413	7.98	to	7.30	2,562,986	1.79%	-19.32%	to	-20.71%
2017	0.45%	to	2.15%	345,432	9.89	to	9.21	3,279,599	1.84%	-1.28%	to	-2.97%
2016	0.45%	to	2.35%	358,668	10.02	to	9.43	3,477,234	2.45%	40.16%	to	37.50%
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
2020	0.45%	to	2.35%	109,055	17.78	to	15.80	1,836,492	9.95%	8.76%	to	6.68%
2019	0.45%	to	2.45%	225,654	16.35	to	14.73	3,516,030	0.00%	39.21%	to	36.41%
2018	0.45%	to	2.45%	142,430	11.74	to	10.80	1,609,122	4.87%	-12.93%	to	-14.69%
2017	0.45%	to	2.45%	165,617	13.49	to	12.66	2,167,984	2.94%	24.40%	to	21.91%
2016	0.45%	to	2.45%	117,739	10.84	to	10.38	1,248,775	0.81%	7.49%	to	5.33%
American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I (ACVGI)
2020	0.35%			80	10.68			855	0.00%	6.85%		*	***
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2020	0.45%	to	2.50%	743,771	16.05	to	14.27	11,290,167	1.91%	11.31%	to	9.01%
2019	0.45%	to	2.50%	881,696	14.42	to	13.09	12,121,930	2.04%	23.39%	to	20.85%
2018	0.45%	to	2.50%	1,022,898	11.69	to	10.83	11,492,704	1.97%	-7.29%	to	-9.21%
2017	0.45%	to	2.50%	870,056	12.61	to	11.93	10,656,962	2.29%	19.94%	to	17.48%
2016	0.45%	to	2.50%	1,076,663	10.51	to	10.15	11,112,424	2.37%	12.97%	to	10.66%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2020	0.45%	to	2.35%	1,095,603	12.76	to	10.60	12,936,024	1.37%	9.06%	to	6.98%
2019	0.45%	to	2.50%	954,812	11.70	to	9.77	10,377,629	2.28%	8.41%	to	6.18%
2018	0.45%	to	2.50%	1,003,523	10.80	to	9.20	10,100,115	2.74%	-3.26%	to	-5.26%
2017	0.45%	to	2.50%	1,186,025	11.16	to	9.72	12,407,961	2.60%	3.21%	to	1.09%
2016	0.45%	to	2.50%	1,071,068	10.81	to	9.61	10,911,902	1.87%	3.92%	to	1.78%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
2020	1.00%	to	1.30%	23,374	13.01	to	12.98	303,957	0.89%	30.09%	to	29.83%	****
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2020	1.15%	to	1.60%	105,437	26.42	to	25.74	2,772,461	0.00%	48.13%	to	47.46%
2019	1.15%	to	1.60%	94,417	17.83	to	17.46	1,677,590	0.00%	33.03%	to	32.43%
2018	1.15%	to	1.60%	88,470	13.41	to	13.18	1,183,270	0.23%	-0.41%	to	-0.86%
2017	1.15%	to	1.60%	87,915	13.46	to	13.30	1,181,385	0.38%	30.71%	to	30.12%
2016	1.15%	to	1.60%	94,836	10.30	to	10.22	975,870	0.31%	3.25%	to	2.78%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2020	0.45%	to	2.35%	601,194	14.08	to	12.62	8,008,596	2.11%	0.52%	to	-1.40%
2019	0.45%	to	2.35%	939,561	14.01	to	12.80	12,549,070	2.12%	26.46%	to	24.05%
2018	0.45%	to	2.45%	1,033,715	11.08	to	10.28	11,028,127	1.53%	-9.56%	to	-11.39%
2017	0.45%	to	2.50%	1,589,424	12.25	to	11.59	18,927,420	1.59%	8.26%	to	6.04%
2016	0.45%	to	2.50%	2,147,337	11.31	to	10.93	23,859,220	1.79%	19.94%	to	17.48%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2020	1.00%	to	1.30%	11,665	13.08	to	13.06	152,605	4.58%	30.85%	to	30.58%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2020	0.85%	to	1.65%	1,983,725	15.22	to	14.56	29,754,562	1.64%	7.55%	to	6.68%
2019	0.85%	to	1.65%	1,821,436	14.15	to	13.65	25,472,818	1.97%	20.01%	to	19.04%
2018	0.85%	to	1.65%	1,673,355	11.79	to	11.46	19,555,740	2.21%	-9.70%	to	-10.43%
2017	0.85%	to	1.65%	951,787	13.06	to	12.80	12,347,413	2.26%	15.71%	to	14.78%
2016	0.85%	to	1.65%	559,287	11.28	to	11.15	6,285,503	3.09%	17.49%	to	16.55%
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2020	0.45%	to	2.15%	1,449,565	12.51	to	11.25	17,289,157	2.66%	3.65%	to	1.88%
2019	0.45%	to	2.40%	1,657,696	12.07	to	10.90	19,193,960	2.75%	17.09%	to	14.80%
2018	0.45%	to	2.40%	1,408,732	10.30	to	9.49	14,038,961	2.73%	-7.67%	to	-9.49%
2017	0.45%	to	2.40%	1,066,106	11.16	to	10.49	11,572,472	2.61%	12.14%	to	9.95%
2016	0.45%	to	2.50%	774,341	9.95	to	9.52	7,548,638	3.17%	3.32%	to	1.20%
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2020	0.45%	to	2.35%	351,661	22.10	to	19.06	7,278,436	0.13%	28.81%	to	26.35%
2019	0.45%	to	2.45%	385,784	17.16	to	14.98	6,256,665	0.01%	30.65%	to	28.03%
2018	0.45%	to	2.45%	438,172	13.13	to	11.70	5,469,555	0.02%	-11.21%	to	-13.00%
2017	0.45%	to	2.45%	353,136	14.79	to	13.45	5,000,982	0.40%	25.06%	to	22.56%
2016	0.45%	to	2.50%	275,505	11.82	to	10.96	3,140,585	0.11%	1.39%	to	-0.69%
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2020	0.85%	to	1.65%	831,519	14.08	to	13.47	11,549,767	0.46%	12.69%	to	11.78%
2019	0.85%	to	1.65%	754,038	12.49	to	12.05	9,312,886	1.32%	21.63%	to	20.64%
2018	0.85%	to	1.65%	660,568	10.27	to	9.99	6,720,033	1.79%	-14.15%	to	-14.85%
2017	0.85%	to	1.65%	354,380	11.97	to	11.73	4,207,780	1.76%	30.78%	to	29.73%
2016	0.85%	to	1.65%	127,026	9.15	to	9.04	1,157,757	2.05%	2.34%	to	1.52%
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2020	0.85%	to	1.65%	1,093,857	16.44	to	15.73	17,802,279	0.04%	22.25%	to	21.26%
2019	0.85%	to	1.65%	998,477	13.45	to	12.97	13,313,802	0.81%	27.72%	to	26.69%
2018	0.85%	to	1.65%	881,581	10.53	to	10.24	9,216,329	0.86%	-14.98%	to	-15.67%
2017	0.85%	to	1.65%	331,584	12.38	to	12.14	4,078,377	1.08%	27.97%	to	26.94%
2016	0.85%	to	1.65%	128,536	9.68	to	9.56	1,238,822	1.11%	4.15%	to	3.31%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2020	0.95%	to	1.60%	10,057	25.54	to	15.16	160,345	5.16%	0.55%	to	0.35%
2019	0.95%	to	1.60%	10,180	25.40	to	15.11	161,435	4.67%	12.97%	to	12.46%
2018	0.95%	to	1.60%	19,427	22.54	to	13.43	268,061	4.43%	-5.31%	to	-5.51%
2017	0.95%	to	1.65%	24,669	23.80	to	14.16	359,565	4.32%	5.58%	to	5.26%
2016	0.95%	to	1.80%	26,272	22.55	to	13.32	362,441	4.65%	12.19%	to	11.74%
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)
2020	0.45%	to	1.95%	189,048	14.88	to	13.56	2,648,156	1.61%	13.84%	to	12.12%
2019	0.45%	to	1.95%	167,237	13.07	to	12.09	2,074,392	3.29%	20.68%	to	18.86%
2018	0.45%	to	2.10%	81,180	10.83	to	10.11	851,138	0.76%	-5.61%	to	-7.18%
2017	0.45%	to	2.10%	84,130	11.48	to	10.89	941,443	1.96%	14.21%	to	12.32%
2016	0.45%	to	1.95%	62,139	10.05	to	9.73	612,405	2.06%	5.68%	to	4.10%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2020	0.45%	to	2.10%	402,262	15.66	to	14.49	6,080,403	1.92%	3.10%	to	1.40%
2019	0.45%	to	2.35%	485,001	15.19	to	14.15	7,148,385	1.82%	26.89%	to	24.47%
2018	0.45%	to	2.45%	548,146	11.97	to	11.34	6,415,839	1.76%	-7.83%	to	-9.70%
2017	0.45%	to	2.45%	520,013	12.99	to	12.56	6,657,428	1.72%	15.97%	to	13.65%
2016	0.45%	to	2.45%	235,495	11.20	to	11.05	2,621,653	1.38%	12.01%	to	10.52%	****
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2020	0.85%	to	1.65%	1,473,731	12.92	to	12.36	18,766,943	4.94%	6.10%	to	5.25%
2019	0.85%	to	1.65%	1,346,768	12.18	to	11.74	16,199,858	5.18%	13.89%	to	12.97%
2018	0.85%	to	1.65%	817,280	10.69	to	10.39	8,639,549	5.14%	-3.72%	to	-4.50%
2017	0.85%	to	1.65%	835,402	11.11	to	10.88	9,214,718	4.82%	6.17%	to	5.32%
2016	1.00%	to	1.65%	608,034	10.44	to	10.33	6,337,471	5.14%	11.69%	to	10.96%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2020	0.45%	to	2.15%	1,055,108	11.84	to	10.93	12,066,859	1.83%	8.05%	to	6.21%
2019	0.45%	to	2.35%	693,390	10.96	to	10.21	7,383,581	2.59%	8.66%	to	6.58%
2018	0.45%	to	2.10%	324,033	10.09	to	9.65	3,201,616	2.42%	-1.17%	to	-2.82%
2017	0.45%	to	2.10%	210,802	10.21	to	9.93	2,120,898	2.19%	2.74%	to	1.04%
2016	0.45%	to	1.80%	57,049	9.93	to	9.85	563,358	0.93%	-0.66%	to	-1.55%	****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2020	0.45%	to	2.35%	1,638,335	19.37	to	15.77	28,790,961	1.31%	20.17%	to	17.87%
2019	0.45%	to	2.35%	1,769,137	16.12	to	13.38	26,037,150	1.25%	17.23%	to	14.99%
2018	0.45%	to	2.45%	1,980,641	13.75	to	11.53	25,018,243	0.82%	-8.00%	to	-9.86%
2017	0.45%	to	2.45%	2,218,348	14.94	to	12.79	30,721,011	1.29%	13.20%	to	10.93%
2016	0.45%	to	2.45%	2,311,445	13.20	to	11.53	28,513,844	1.19%	3.34%	to	1.27%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2020	0.45%	to	2.50%	644,371	15.01	to	13.06	9,188,261	0.53%	7.36%	to	5.15%
2019	0.45%	to	2.50%	639,086	13.98	to	12.42	8,543,209	0.39%	19.32%	to	16.86%
2018	0.45%	to	2.50%	636,001	11.72	to	10.63	7,175,668	0.37%	-16.07%	to	-17.81%
2017	0.45%	to	2.50%	558,036	13.96	to	12.94	7,555,041	0.71%	14.52%	to	12.17%
2016	0.45%	to	2.50%	476,403	12.19	to	11.53	5,653,750	0.65%	14.68%	to	12.33%
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2020	0.85%	to	1.95%	267,640	11.87	to	11.39	3,121,291	3.77%	5.40%	to	4.23%
2019	0.85%	to	2.10%	382,641	11.26	to	10.88	4,241,839	4.96%	15.53%	to	14.08%
2018	0.45%	to	1.95%	107,436	9.81	to	9.57	1,038,893	6.82%	-4.43%	to	-5.88%
2017	0.85%	to	1.95%	51,790	10.24	to	10.16	529,033	3.26%	2.38%	to	1.63%	****
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
2020	0.45%	to	2.15%	92,341	5.74	to	4.77	482,996	5.67%	-1.92%	to	-3.60%
2019	0.45%	to	2.35%	97,252	5.85	to	4.85	524,102	0.96%	6.21%	to	4.18%
2018	0.45%	to	2.35%	101,186	5.51	to	4.66	516,632	2.56%	-12.06%	to	-13.75%
2017	0.45%	to	2.10%	132,501	6.26	to	5.51	777,238	7.97%	1.06%	to	-0.61%
2016	0.45%	to	2.10%	125,124	6.19	to	5.54	732,990	0.00%	11.52%	to	9.67%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2020	0.85%	to	1.65%	478,912	13.33	to	12.76	6,286,352	0.98%	-3.01%	to	-3.79%
2019	0.85%	to	1.65%	449,594	13.75	to	13.26	6,101,330	0.74%	26.63%	to	25.61%
2018	0.85%	to	1.65%	352,074	10.86	to	10.55	3,781,463	0.54%	-17.65%	to	-18.32%
2017	0.85%	to	1.65%	209,290	13.18	to	12.92	2,737,070	0.61%	10.81%	to	9.92%
2016	0.85%	to	1.65%	92,656	11.90	to	11.76	1,096,723	0.45%	29.97%	to	28.93%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2020	0.45%	to	2.50%	1,496,180	11.59	to	10.30	16,513,680	3.32%	1.54%	to	-0.55%
2019	0.45%	to	2.50%	1,778,727	11.41	to	10.35	19,503,429	4.32%	6.60%	to	4.40%
2018	0.45%	to	2.50%	1,706,626	10.71	to	9.92	17,681,045	3.81%	-0.54%	to	-2.60%
2017	0.45%	to	2.50%	1,064,001	10.76	to	10.18	11,165,012	3.27%	2.98%	to	0.86%
2016	0.45%	to	2.50%	816,617	10.45	to	10.10	8,406,005	3.39%	8.46%	to	6.23%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	1.30%			298	20.40			6,080	2.70%	6.71%
2019	1.30%			299	19.12			5,717	2.90%	8.02%
2018	1.30%			299	17.70			5,293	3.04%	-1.89%
2017	1.30%			300	18.04			5,413	3.23%	2.69%
2016	1.30%			300	17.57			5,271	3.54%	2.48%
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)
2020	1.00%	to	1.65%	151,476	10.75	to	10.63	1,624,390	1.78%	4.16%	to	3.48%
2019	1.00%	to	1.65%	10,437	10.32	to	10.28	107,706	0.00%	3.22%	to	2.77%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)
2020	0.45%	to	1.65%	57,816	17.90	to	15.92	943,182	1.92%	14.02%	to	12.65%
2019	0.45%	to	1.95%	31,237	15.70	to	13.76	457,292	1.58%	17.48%	to	15.71%
2018	0.45%	to	1.95%	35,392	13.36	to	11.89	442,453	1.22%	-6.04%	to	-7.47%
2017	0.45%	to	2.00%	38,626	14.22	to	12.81	517,922	1.58%	13.23%	to	11.47%
2016	0.45%	to	2.00%	46,733	12.56	to	11.49	555,189	0.74%	2.38%	to	0.79%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2020	0.45%	to	2.50%	3,704,255	17.33	to	15.73	60,588,079	1.44%	21.58%	to	19.08%
2019	0.45%	to	2.50%	2,527,000	14.26	to	13.21	34,311,080	1.73%	23.56%	to	21.01%
2018	0.45%	to	2.35%	1,701,806	11.54	to	10.96	18,857,303	1.51%	-4.87%	to	-6.70%
2017	0.45%	to	2.20%	895,955	12.13	to	11.78	10,533,134	1.61%	15.59%	to	13.57%
2016	1.00%	to	2.20%	405,804	10.26	to	10.37	4,158,481	2.50%	5.91%	to	3.72%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2020	0.85%	to	1.65%	886,805	14.26	to	18.59	15,643,328	0.06%	29.13%	to	28.09%
2019	0.85%	to	1.65%	567,853	11.04	to	14.51	8,039,618	0.23%	10.44%	to	29.11%
2018	0.95%	to	1.60%	474,009	12.80	to	11.26	5,392,495	0.43%	-7.91%	to	-8.14%
2017	0.95%	to	1.60%	525,400	13.90	to	12.26	6,488,907	0.76%	19.98%	to	19.65%
2016	0.95%	to	1.60%	595,707	11.59	to	10.25	6,132,562	0.58%	6.22%	to	6.01%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2020	0.45%	to	2.50%	502,245	14.97	to	13.30	7,092,335	1.52%	5.96%	to	3.78%
2019	0.45%	to	2.50%	750,010	14.13	to	12.82	10,084,141	1.74%	26.53%	to	23.93%
2018	0.45%	to	2.50%	877,571	11.17	to	10.34	9,437,794	2.06%	-8.95%	to	-10.84%
2017	0.45%	to	2.50%	943,635	12.26	to	11.60	11,262,432	1.30%	12.14%	to	9.84%
2016	0.45%	to	2.50%	1,313,407	10.94	to	10.56	14,113,445	2.21%	17.18%	to	14.78%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2020	0.45%	to	1.95%	434,546	13.90	to	13.34	5,917,466	0.72%	30.29%	to	28.33%
2019	0.85%	to	1.95%	281,768	10.59	to	10.40	2,966,590	2.55%	28.10%	to	26.67%
2018	1.00%	to	1.90%	36,396	8.26	to	8.21	299,780	1.01%	-17.38%	to	-17.89%	****
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2020	0.45%	to	2.50%	3,639,474	26.21	to	23.30	91,117,920	0.04%	42.90%	to	39.96%
2019	0.45%	to	2.50%	3,647,438	18.34	to	16.65	64,340,514	0.05%	33.37%	to	30.63%
2018	0.45%	to	2.50%	3,389,539	13.75	to	12.74	45,139,764	0.05%	-0.88%	to	-2.94%
2017	0.45%	to	2.50%	4,287,653	13.88	to	13.13	57,890,751	0.08%	34.21%	to	31.46%
2016	0.45%	to	2.50%	3,666,543	10.34	to	9.99	37,249,353	0.00%	0.10%	to	-1.96%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2020	0.45%	to	2.35%	777,749	16.43	to	15.02	12,309,181	2.00%	7.11%	to	5.07%
2019	0.45%	to	2.35%	749,733	15.34	to	14.30	11,160,857	3.54%	29.10%	to	26.63%
2018	0.45%	to	2.35%	581,341	11.89	to	11.29	6,759,689	0.18%	-9.60%	to	-11.34%
2017	0.45%	to	2.15%	545,942	13.15	to	12.78	7,075,353	1.26%	16.09%	to	14.11%
2016	0.45%	to	2.15%	300,528	11.33	to	11.20	3,382,186	3.99%	13.26%	to	11.98%	****
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)
2020	0.45%	to	2.50%	181,153	12.39	to	11.01	2,123,146	5.51%	1.96%	to	-0.14%
2019	0.45%	to	2.50%	221,771	12.15	to	11.03	2,571,158	4.74%	14.25%	to	11.90%
2018	0.45%	to	2.50%	238,786	10.64	to	9.86	2,447,927	3.73%	-4.06%	to	-6.05%
2017	0.45%	to	2.50%	502,854	11.09	to	10.49	5,454,513	3.64%	6.43%	to	4.25%
2016	0.45%	to	2.50%	877,393	10.42	to	10.06	9,055,287	7.79%	13.66%	to	11.32%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2020	0.45%	to	2.15%	1,701,489	12.14	to	11.20	19,910,489	2.39%	8.67%	to	6.82%
2019	0.45%	to	2.15%	1,297,248	11.17	to	10.49	14,013,486	3.09%	8.91%	to	7.05%
2018	0.45%	to	1.90%	637,609	10.26	to	9.86	6,410,189	2.62%	-1.24%	to	-2.68%
2017	0.45%	to	1.90%	452,149	10.39	to	10.14	4,637,941	2.69%	3.53%	to	2.02%
2016	0.45%	to	1.90%	215,943	10.03	to	9.94	2,154,165	0.60%	0.32%	to	-0.65%	****
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2020	0.85%	to	1.55%	76,157	11.61	to	11.56	882,491	6.59%	16.13%	to	15.58%	****
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2020	0.85%	to	1.85%	420,176	11.73	to	10.30	4,832,805	1.79%	-7.58%	to	-8.52%
2019	0.45%	to	1.95%	518,374	11.69	to	11.23	6,452,152	1.53%	22.40%	to	20.55%
2018	0.45%	to	1.85%	356,056	9.55	to	9.33	3,658,709	2.96%	-6.88%	to	-8.20%
2017	0.85%	to	1.85%	272,613	11.23	to	10.16	3,034,761	1.75%	2.89%	to	1.62%
2016	0.85%	to	1.65%	148,880	10.91	to	10.78	1,617,819	2.02%	4.57%	to	3.73%
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
2020	0.45%	to	2.20%	1,069,813	12.64	to	11.34	12,857,448	3.08%	6.68%	to	4.80%
2019	0.45%	to	2.20%	1,139,452	11.85	to	10.82	12,915,213	3.34%	10.16%	to	8.22%
2018	0.45%	to	2.45%	1,046,245	10.76	to	9.89	10,832,924	3.36%	-3.26%	to	-5.22%
2017	0.45%	to	2.35%	1,071,626	11.12	to	10.47	11,559,537	3.76%	7.06%	to	5.03%
2016	0.45%	to	2.20%	887,744	10.39	to	10.00	9,039,903	6.25%	7.53%	to	5.65%
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)
2020	1.00%	to	1.35%	12,510	12.11	to	12.08	151,457	3.84%	21.10%	to	20.81%	****
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2020	0.45%	to	1.95%	232,241	20.83	to	17.71	4,464,244	1.49%	11.24%	to	9.56%
2019	0.45%	to	2.20%	252,905	18.72	to	15.77	4,394,707	3.58%	19.32%	to	17.22%
2018	0.45%	to	2.20%	248,319	15.69	to	13.46	3,642,236	3.01%	-10.06%	to	-11.65%
2017	0.45%	to	2.20%	264,369	17.45	to	15.23	4,339,503	2.75%	11.48%	to	9.52%
2016	0.45%	to	2.20%	252,098	15.65	to	13.91	3,737,817	3.80%	12.67%	to	10.70%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2020	0.45%	to	2.15%	1,534,584	9.56	to	8.67	14,069,590	8.77%	-5.71%	to	-7.32%
2019	0.45%	to	2.15%	1,828,736	10.14	to	9.36	17,904,545	7.18%	1.55%	to	-0.18%
2018	0.45%	to	2.35%	1,881,017	9.98	to	9.30	18,262,242	0.00%	1.48%	to	-0.47%
2017	0.45%	to	2.20%	1,476,886	9.84	to	9.38	14,231,210	0.00%	1.47%	to	-0.31%
2016	0.45%	to	2.15%	901,438	9.70	to	9.42	8,621,570	0.00%	2.48%	to	0.73%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2020	0.45%	to	2.45%	1,398,466	13.98	to	11.97	18,249,937	6.14%	0.24%	to	-1.77%
2019	0.45%	to	2.50%	1,700,024	13.95	to	12.14	22,268,982	5.58%	15.54%	to	13.16%
2018	0.45%	to	2.50%	1,519,867	12.07	to	10.73	17,331,385	4.81%	-4.74%	to	-6.71%
2017	0.45%	to	2.50%	1,547,679	12.67	to	11.50	18,677,157	4.36%	9.18%	to	6.94%
2016	0.45%	to	2.50%	1,307,754	11.61	to	10.76	14,570,222	4.84%	13.51%	to	11.18%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2020	0.45%	to	2.35%	505,678	14.58	to	12.57	6,876,196	2.37%	-4.89%	to	-6.71%
2019	0.45%	to	2.40%	530,208	15.32	to	13.43	7,649,743	1.64%	23.81%	to	21.38%
2018	0.45%	to	2.40%	578,609	12.38	to	11.06	6,796,957	2.33%	-11.62%	to	-13.36%
2017	0.45%	to	2.40%	634,363	14.01	to	12.77	8,479,159	1.81%	8.11%	to	6.00%
2016	0.45%	to	2.15%	496,721	12.95	to	12.16	6,200,340	1.68%	11.67%	to	9.77%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2020	0.45%	to	2.45%	57,590	12.83	to	11.10	683,663	0.26%	3.64%	to	1.56%
2019	1.00%	to	2.45%	84,216	11.96	to	10.93	973,517	1.66%	10.82%	to	9.19%
2018	1.00%	to	2.45%	71,712	10.80	to	10.01	751,171	0.70%	-5.30%	to	-6.69%
2017	1.00%	to	2.45%	74,446	11.40	to	10.73	831,271	0.31%	11.98%	to	10.35%
2016	1.00%	to	2.45%	69,705	10.18	to	9.72	698,198	0.33%	3.30%	to	1.79%
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares (GVHQFA)
2020	0.85%	to	2.15%	362,589	9.99	to	9.21	3,560,567	0.61%	-0.47%	to	-1.78%
2019	0.45%	to	2.35%	640,540	10.24	to	9.28	6,322,332	1.94%	1.40%	to	-0.54%
2018	0.45%	to	2.35%	695,845	10.10	to	9.33	6,815,407	1.82%	0.91%	to	-1.03%
2017	0.85%	to	2.50%	466,312	9.89	to	9.38	4,546,390	1.24%	0.40%	to	-1.27%
2016	0.45%	to	2.50%	162,528	9.93	to	9.50	1,576,716	0.89%	0.51%	to	-1.56%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2020	0.65%	to	1.65%	102,687	10.83	to	10.54	1,095,046	1.99%	6.03%	to	4.96%
2019	0.65%	to	1.45%	90,146	10.21	to	10.08	912,460	6.30%	8.11%	to	7.24%
2018	1.00%	to	1.35%	8,652	9.42	to	9.40	81,529	5.70%	-5.75%	to	-5.97%	****
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2020	0.65%	to	2.35%	965,068	12.06	to	10.56	10,891,147	6.23%	-0.64%	to	-2.34%
2019	0.45%	to	2.35%	789,575	12.30	to	10.82	9,007,737	4.96%	7.12%	to	5.08%
2018	0.45%	to	2.35%	1,099,175	11.48	to	10.29	11,840,407	2.78%	-1.25%	to	-3.15%
2017	0.45%	to	2.50%	1,057,242	11.63	to	10.55	11,665,235	2.98%	3.00%	to	0.88%
2016	0.45%	to	2.45%	1,886,568	11.29	to	10.48	20,484,574	5.43%	8.08%	to	5.91%
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2020	0.45%	to	1.90%	858,336	0.67	to	0.24	224,575	1.13%	-38.28%	to	-39.18%
2019	1.15%	to	2.15%	458,222	0.45	to	0.51	189,780	0.60%	-28.84%	to	-29.56%
2018	0.45%	to	2.15%	2,906,311	1.52	to	0.72	2,327,297	0.00%	-3.21%	to	-4.87%
2017	0.45%	to	2.15%	247,552	1.58	to	0.76	169,243	0.00%	-25.00%	to	-26.28%
2016	1.15%	to	2.15%	535,422	0.89	to	1.03	449,375	0.00%	-10.52%	to	-11.42%
Rydex Variable Trust - Biotechnology Fund (RBF)
2020	0.45%	to	2.45%	190,890	55.42	to	36.44	8,008,261	0.00%	20.77%	to	18.34%
2019	0.45%	to	2.45%	192,159	45.89	to	30.79	6,825,695	0.00%	24.11%	to	21.62%
2018	0.45%	to	2.45%	252,782	36.97	to	25.32	7,262,363	0.00%	-9.85%	to	-11.68%
2017	0.45%	to	2.50%	310,675	41.01	to	28.49	9,987,924	0.00%	28.86%	to	26.21%
2016	0.45%	to	2.50%	309,616	31.83	to	22.58	7,859,297	0.00%	-20.02%	to	-21.67%
Rydex Variable Trust - Banking Fund (RBKF)
2020	0.45%	to	2.45%	194,077	8.44	to	5.90	1,908,403	0.91%	-8.88%	to	-10.71%
2019	0.45%	to	2.45%	196,804	9.26	to	6.60	2,107,303	0.93%	27.81%	to	25.25%
2018	1.15%	to	2.45%	210,412	9.13	to	5.27	1,799,681	0.51%	-20.13%	to	-21.18%
2017	0.45%	to	2.45%	315,722	9.01	to	6.69	3,349,648	0.24%	11.98%	to	9.74%
2016	0.45%	to	2.45%	557,503	8.04	to	6.09	5,365,058	1.11%	26.68%	to	24.14%
Rydex Variable Trust - Basic Materials Fund (RBMF)
2020	0.45%	to	2.15%	96,430	16.36	to	29.19	3,010,954	1.04%	19.21%	to	17.18%
2019	0.45%	to	2.45%	92,813	13.73	to	14.05	2,453,751	0.00%	20.89%	to	18.46%
2018	0.45%	to	2.45%	122,448	11.35	to	11.86	2,661,886	0.48%	-17.82%	to	-19.48%
2017	0.45%	to	2.45%	219,709	13.82	to	14.73	5,671,248	0.54%	20.89%	to	18.47%
2016	0.45%	to	2.45%	262,544	11.43	to	12.43	5,817,974	0.00%	30.27%	to	27.66%
Rydex Variable Trust - Consumer Products Fund (RCPF)
2020	0.45%	to	2.35%	172,021	28.20	to	31.86	6,289,917	0.88%	7.09%	to	5.05%
2019	0.45%	to	2.35%	188,110	26.33	to	30.33	6,430,194	0.97%	21.78%	to	19.46%
2018	0.45%	to	2.35%	167,554	21.62	to	25.39	4,922,122	0.68%	-12.52%	to	-14.20%
2017	0.45%	to	2.35%	207,014	24.71	to	29.59	7,028,978	1.00%	11.03%	to	8.92%
2016	0.45%	to	2.45%	293,161	22.26	to	21.04	8,984,959	0.66%	4.94%	to	2.84%
Rydex Variable Trust - Electronics Fund (RELF)
2020	0.45%	to	2.10%	168,183	40.81	to	38.58	6,186,422	0.00%	55.26%	to	52.69%
2019	0.45%	to	2.10%	219,555	26.28	to	25.26	5,207,241	0.00%	58.57%	to	55.94%
2018	0.70%	to	2.10%	202,302	15.93	to	16.20	3,067,168	0.00%	-13.67%	to	-14.55%
2017	0.45%	to	2.35%	359,692	19.07	to	18.26	6,303,065	0.00%	30.47%	to	27.99%
2016	0.45%	to	2.45%	352,421	14.62	to	11.44	4,829,681	0.00%	23.78%	to	21.30%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Energy Fund (RENF)
2020	0.45%	to	2.15%	302,618	4.15	to	8.41	2,632,060	1.36%	-34.47%	to	-35.59%
2019	0.45%	to	2.20%	299,660	6.34	to	12.95	3,965,048	0.21%	6.33%	to	4.46%
2018	0.45%	to	2.20%	439,176	5.96	to	12.40	5,537,779	0.56%	-25.82%	to	-27.14%
2017	0.45%	to	2.35%	633,358	8.04	to	16.64	10,865,224	0.59%	-6.69%	to	-8.46%
2016	0.45%	to	2.45%	952,588	8.61	to	8.67	17,650,131	0.82%	30.78%	to	28.16%
Rydex Variable Trust - Energy Services Fund (RESF)
2020	0.65%	to	2.15%	419,869	1.59	to	3.28	1,816,862	0.61%	-37.74%	to	-38.69%
2019	0.45%	to	2.50%	223,170	2.63	to	2.60	1,558,498	0.00%	-0.52%	to	-2.56%
2018	0.45%	to	2.50%	266,163	2.64	to	2.67	1,891,210	3.13%	-45.90%	to	-47.02%
2017	0.45%	to	2.50%	428,056	4.88	to	5.03	5,664,558	0.00%	-19.01%	to	-20.67%
2016	0.45%	to	2.50%	587,594	6.02	to	6.35	9,471,392	1.00%	22.60%	to	20.08%
Rydex Variable Trust - Financial Services Fund (RFSF)
2020	0.45%	to	2.20%	334,673	12.94	to	14.30	5,101,293	0.90%	-0.56%	to	-2.31%
2019	0.45%	to	2.50%	387,410	13.01	to	9.88	5,941,259	0.85%	27.50%	to	24.87%
2018	0.45%	to	2.50%	368,885	10.21	to	7.91	4,489,423	0.81%	-12.68%	to	-14.48%
2017	0.45%	to	2.50%	502,360	11.69	to	9.25	7,099,794	0.44%	15.05%	to	12.69%
2016	0.45%	to	2.50%	735,445	10.16	to	8.21	9,094,946	1.42%	15.31%	to	12.94%
Rydex Variable Trust - Health Care Fund (RHCF)
2020	0.45%	to	2.45%	284,724	35.55	to	27.68	10,497,842	0.00%	18.15%	to	15.77%
2019	0.45%	to	2.45%	355,151	30.09	to	23.91	11,194,701	0.00%	22.02%	to	19.56%
2018	0.45%	to	2.45%	450,556	24.66	to	20.00	11,767,789	0.00%	0.79%	to	-1.25%
2017	0.45%	to	2.45%	479,809	24.47	to	20.25	12,553,597	0.00%	22.31%	to	19.86%
2016	0.45%	to	2.45%	510,299	20.00	to	16.89	10,998,993	0.00%	-10.10%	to	-11.90%
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
2020	0.45%	to	1.90%	184,434	12.93	to	11.82	2,315,715	2.72%	-0.92%	to	-2.36%
2019	0.45%	to	1.90%	218,106	13.05	to	12.10	2,709,335	2.45%	13.32%	to	11.67%
2018	1.15%	to	1.90%	105,131	11.18	to	10.84	1,154,440	5.18%	-2.01%	to	-2.76%
2017	1.15%	to	1.95%	148,622	11.41	to	11.13	1,667,959	3.96%	5.64%	to	4.79%
2016	0.45%	to	2.45%	180,571	10.97	to	10.50	1,929,928	9.76%	11.12%	to	8.89%
Rydex Variable Trust - Internet Fund (RINF)
2020	0.45%	to	2.20%	90,216	51.32	to	66.77	6,526,982	0.00%	59.49%	to	56.69%
2019	0.45%	to	2.20%	84,064	32.18	to	42.61	3,864,933	0.00%	24.90%	to	22.70%
2018	0.45%	to	2.20%	113,408	25.76	to	34.73	4,193,100	0.00%	-3.64%	to	-5.34%
2017	0.45%	to	2.20%	136,439	26.74	to	36.69	5,204,336	0.00%	33.36%	to	31.02%
2016	0.45%	to	2.35%	169,573	20.05	to	27.42	4,936,192	0.00%	3.97%	to	1.99%
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2020	0.45%	to	1.95%	245,369	2.20	to	1.56	424,496	0.40%	-21.44%	to	-22.63%
2019	0.45%	to	1.95%	217,287	2.80	to	2.02	489,283	0.00%	-13.68%	to	-14.98%
2018	1.15%	to	2.10%	340,931	2.69	to	2.46	890,457	0.00%	2.59%	to	1.60%
2017	0.45%	to	2.15%	464,625	3.14	to	2.41	1,216,573	0.00%	-9.30%	to	-10.84%
2016	0.45%	to	2.45%	452,215	3.47	to	3.06	1,267,887	0.00%	-3.38%	to	-5.31%
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2020	1.15%	to	1.60%	55,216	11.83	to	10.84	633,490	1.79%	-0.92%	to	-1.37%
2019	1.15%	to	1.60%	112,626	11.94	to	10.99	1,290,298	0.96%	26.95%	to	26.37%
2018	0.45%	to	2.15%	140,914	5.53	to	9.46	1,256,475	0.37%	-19.34%	to	-20.73%
2017	0.45%	to	2.15%	231,471	6.86	to	11.93	2,494,103	0.96%	28.02%	to	25.85%
2016	1.15%	to	2.15%	92,509	9.24	to	9.48	829,321	1.72%	-6.66%	to	-7.60%
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
2020	0.45%	to	2.10%	50,796	25.53	to	36.94	1,451,433	0.92%	39.83%	to	37.52%
2019	0.45%	to	1.95%	39,496	18.26	to	18.25	798,008	1.27%	38.40%	to	36.32%
2018	0.45%	to	2.15%	68,954	13.19	to	19.58	1,023,454	0.00%	-23.30%	to	-24.62%
2017	0.45%	to	2.15%	68,202	17.20	to	25.98	1,308,835	0.00%	49.62%	to	47.08%
2016	0.45%	to	2.15%	59,041	11.49	to	17.66	781,163	0.00%	8.37%	to	6.53%
Rydex Variable Trust - Leisure Fund (RLF)
2020	0.45%	to	2.30%	66,759	29.06	to	36.98	3,012,011	0.00%	20.47%	to	18.23%
2019	0.45%	to	2.30%	74,228	24.12	to	31.28	2,800,412	0.25%	28.70%	to	26.31%
2018	0.45%	to	2.30%	87,236	18.74	to	24.76	2,580,480	0.29%	-13.83%	to	-15.44%
2017	0.45%	to	2.30%	103,637	21.75	to	29.28	3,588,408	0.22%	19.57%	to	17.36%
2016	0.45%	to	2.30%	146,875	18.19	to	24.95	4,185,284	0.49%	9.07%	to	7.05%
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2020	0.45%	to	2.15%	40,089	30.25	to	51.31	2,329,092	1.11%	10.19%	to	8.31%
2019	0.45%	to	2.20%	48,427	27.46	to	46.97	2,540,728	1.08%	35.50%	to	33.11%
2018	0.45%	to	2.45%	63,196	20.26	to	17.12	2,418,652	0.26%	-19.76%	to	-21.38%
2017	0.45%	to	2.50%	73,684	25.25	to	21.65	3,574,864	0.00%	21.90%	to	19.39%
2016	0.45%	to	2.45%	343,638	20.72	to	18.23	14,284,951	0.00%	29.06%	to	26.48%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2020	0.45%	to	2.15%	128,767	26.59	to	44.18	5,512,276	0.00%	19.50%	to	17.46%
2019	0.45%	to	2.20%	58,444	22.25	to	37.30	2,145,374	0.00%	34.76%	to	32.39%
2018	0.45%	to	2.20%	90,508	16.51	to	28.17	2,512,478	0.00%	-19.93%	to	-21.35%
2017	0.45%	to	2.20%	115,272	20.62	to	35.82	4,063,560	0.00%	19.48%	to	17.38%
2016	0.45%	to	2.35%	138,655	17.26	to	29.88	4,092,656	0.00%	29.83%	to	27.36%
Rydex Variable Trust - Nova Fund (RNF)
2020	0.65%	to	2.10%	246,736	33.54	to	46.95	10,339,661	0.83%	19.25%	to	17.51%
2019	0.45%	to	2.10%	341,426	28.83	to	39.96	12,029,080	0.90%	44.39%	to	42.00%
2018	0.45%	to	2.10%	407,699	19.97	to	28.14	9,921,657	0.15%	-10.73%	to	-12.22%
2017	0.45%	to	2.15%	489,051	22.37	to	31.82	13,606,944	0.04%	31.19%	to	28.96%
2016	0.45%	to	2.45%	796,712	17.05	to	15.97	16,663,086	0.00%	15.20%	to	12.90%
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
2020	0.45%	to	2.35%	304,095	57.95	to	65.30	21,830,905	0.26%	44.31%	to	41.56%
2019	0.45%	to	2.45%	382,742	40.16	to	34.74	19,198,467	0.13%	36.25%	to	33.51%
2018	0.45%	to	2.45%	457,417	29.47	to	26.02	16,887,743	0.00%	-2.25%	to	-4.23%
2017	0.45%	to	2.45%	530,654	30.15	to	27.17	20,170,097	0.00%	30.53%	to	27.92%
2016	0.45%	to	2.35%	540,704	23.10	to	28.11	16,007,952	0.00%	5.51%	to	3.50%
Rydex Variable Trust - Precious Metals Fund (RPMF)
2020	0.45%	to	2.30%	435,154	9.47	to	13.31	8,191,391	4.83%	33.69%	to	31.22%
2019	0.45%	to	2.30%	661,519	7.08	to	10.14	9,382,256	0.00%	51.51%	to	48.70%
2018	0.45%	to	2.30%	737,847	4.68	to	6.82	6,838,000	4.50%	-16.98%	to	-18.54%
2017	0.45%	to	2.30%	855,739	5.63	to	8.37	9,924,963	4.50%	6.60%	to	4.63%
2016	0.45%	to	2.50%	940,721	5.28	to	4.75	10,152,106	0.00%	64.77%	to	61.40%
Rydex Variable Trust - Real Estate Fund (RREF)
2020	0.45%	to	2.30%	109,942	15.35	to	20.26	2,860,210	2.93%	-6.24%	to	-7.99%
2019	0.45%	to	2.30%	196,392	16.37	to	22.01	5,270,456	1.76%	23.87%	to	21.57%
2018	0.45%	to	2.30%	199,001	13.21	to	18.11	4,428,058	1.21%	-7.75%	to	-9.47%
2017	0.45%	to	2.30%	197,693	14.32	to	20.00	4,865,511	2.60%	6.18%	to	4.21%
2016	0.45%	to	2.35%	223,411	13.49	to	19.06	5,250,115	1.02%	9.66%	to	7.57%
Rydex Variable Trust - Retailing Fund (RRF)
2020	0.45%	to	1.95%	53,681	35.62	to	40.67	2,424,484	0.00%	43.02%	to	40.87%
2019	0.70%	to	2.10%	59,028	33.64	to	29.09	1,891,873	0.00%	23.07%	to	21.86%
2018	0.45%	to	2.35%	118,827	20.10	to	22.93	3,072,827	0.01%	-3.67%	to	-5.52%
2017	0.70%	to	2.10%	91,769	28.56	to	25.20	2,511,408	0.00%	11.54%	to	10.46%
2016	0.70%	to	2.15%	87,325	25.60	to	22.65	2,148,144	0.00%	-0.87%	to	-1.85%
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
2020	0.65%	to	2.10%	348,799	11.33	to	15.95	5,064,507	0.84%	4.25%	to	2.73%
2019	0.65%	to	2.10%	392,341	10.87	to	15.52	5,432,340	0.62%	4.85%	to	3.32%
2018	0.45%	to	2.45%	438,274	10.60	to	9.53	5,945,033	0.00%	-13.33%	to	-15.08%
2017	0.45%	to	2.15%	495,742	12.23	to	17.50	7,837,567	0.34%	14.34%	to	12.39%
2016	0.45%	to	2.50%	562,396	10.70	to	9.96	7,891,364	0.00%	0.20%	to	-1.85%
Rydex Variable Trust - Technology Fund (RTEC)
2020	0.45%	to	2.15%	259,151	41.74	to	49.95	13,748,517	0.00%	48.58%	to	46.04%
2019	0.45%	to	2.15%	274,636	28.09	to	34.20	9,859,398	0.00%	39.12%	to	36.74%
2018	0.45%	to	2.45%	333,860	20.19	to	17.22	8,654,905	0.00%	-1.94%	to	-3.92%
2017	0.45%	to	2.45%	419,506	20.59	to	17.93	11,207,725	0.00%	32.03%	to	29.39%
2016	0.45%	to	2.45%	440,399	15.60	to	13.85	8,985,933	0.00%	10.57%	to	8.36%
Rydex Variable Trust - Telecommunications Fund (RTEL)
2020	0.65%	to	2.15%	46,954	10.36	to	14.80	530,215	0.83%	8.78%	to	7.14%
2019	0.65%	to	2.15%	60,016	9.53	to	13.81	628,389	0.00%	12.48%	to	10.78%
2018	0.45%	to	2.45%	126,955	8.67	to	8.31	1,177,415	0.69%	-5.72%	to	-7.63%
2017	0.65%	to	2.45%	58,362	9.00			582,335	1.08%	3.27%
2016	0.65%	to	2.45%	102,863	8.56	to	8.72	993,798	0.32%	16.64%	to	14.54%
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
2020	0.45%	to	2.15%	181,780	38.77	to	59.91	8,520,507	0.48%	17.57%	to	15.56%
2019	0.45%	to	2.20%	651,354	32.98	to	51.40	27,169,397	0.00%	61.78%	to	58.94%
2018	0.45%	to	2.20%	715,384	20.38	to	32.34	18,466,709	0.07%	-15.79%	to	-17.28%
2017	0.45%	to	2.50%	753,349	24.21	to	22.70	23,345,040	0.00%	42.85%	to	39.92%
2016	0.45%	to	2.50%	709,399	16.95	to	16.23	15,450,323	0.00%	19.86%	to	17.40%
Rydex Variable Trust - Transportation Fund (RTRF)
2020	0.90%	to	2.30%	77,993	45.56	to	36.17	3,516,608	0.18%	38.76%	to	37.39%
2019	0.70%	to	2.30%	81,726	33.92	to	26.33	2,648,445	0.00%	20.80%	to	19.43%
2018	0.70%	to	2.30%	116,508	28.20	to	22.04	3,124,597	0.00%	-20.95%	to	-21.90%
2017	0.45%	to	2.30%	183,274	20.99	to	28.22	6,057,552	0.27%	21.47%	to	19.22%
2016	0.45%	to	2.35%	224,030	17.28	to	23.51	6,040,756	0.00%	14.91%	to	12.72%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2020	1.15%	to	1.90%	485,397	0.93	to	0.81	434,739	0.40%	-25.89%	to	-26.45%
2019	1.15%	to	2.15%	520,836	1.26	to	1.07	633,663	0.92%	-23.80%	to	-24.57%
2018	0.45%	to	2.15%	997,668	2.76	to	1.42	1,617,716	0.00%	3.50%	to	1.72%
2017	0.45%	to	2.15%	672,999	2.66	to	1.40	1,057,934	0.00%	-17.72%	to	-19.12%
2016	0.45%	to	2.15%	777,519	3.24	to	1.73	1,473,865	0.00%	-12.40%	to	-13.89%
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2020	0.45%	to	2.15%	221,966	25.36	to	20.09	5,806,158	0.13%	21.40%	to	19.33%
2019	0.45%	to	2.15%	176,876	20.89	to	16.84	3,830,757	1.12%	16.24%	to	14.25%
2018	0.45%	to	2.15%	312,611	17.97	to	14.74	5,782,473	1.54%	-5.75%	to	-7.37%
2017	0.45%	to	2.15%	255,028	19.07	to	15.91	5,115,436	1.24%	9.14%	to	7.28%
2016	0.45%	to	2.15%	349,360	17.47	to	14.83	6,448,764	0.88%	-0.79%	to	-2.48%
Rydex Variable Trust - Utilities Fund (RUTL)
2020	0.45%	to	2.35%	134,745	19.98	to	25.54	2,821,210	1.70%	-5.56%	to	-7.36%
2019	0.45%	to	2.35%	206,191	21.16	to	27.57	4,611,219	0.20%	18.48%	to	16.22%
2018	0.45%	to	2.35%	235,136	17.86	to	23.72	4,498,811	1.92%	3.31%	to	1.33%
2017	0.45%	to	2.50%	199,593	17.29	to	16.51	3,740,981	1.58%	10.52%	to	8.25%
2016	0.45%	to	2.50%	280,829	15.64	to	15.25	4,823,502	0.94%	15.81%	to	13.44%
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2020	0.45%	to	2.15%	351,877	10.03	to	8.49	3,344,213	1.29%	6.91%	to	5.08%
2019	0.45%	to	2.35%	402,853	9.39	to	7.85	3,613,113	2.65%	4.54%	to	2.55%
2018	0.45%	to	2.35%	569,165	8.98	to	7.65	4,914,169	0.00%	-5.50%	to	-7.32%
2017	0.45%	to	2.30%	638,005	9.50	to	8.31	5,892,726	0.00%	3.21%	to	1.30%
2016	0.45%	to	2.50%	801,612	9.21	to	7.85	7,227,702	0.10%	-0.93%	to	-2.96%
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
2020	0.65%	to	2.35%	485,852	2.28	to	1.38	786,420	0.81%	-23.22%	to	-24.54%
2019	0.45%	to	2.50%	430,314	3.05	to	2.19	922,207	1.47%	14.73%	to	12.37%
2018	0.45%	to	2.50%	511,807	2.66	to	1.95	947,103	3.23%	-15.51%	to	-17.26%
2017	0.45%	to	2.50%	652,197	3.14	to	2.35	1,438,132	0.00%	3.96%	to	1.83%
2016	0.45%	to	2.50%	889,510	3.02	to	2.31	1,935,730	0.00%	9.91%	to	7.65%
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2020	0.45%	to	2.15%	227,318	179.83	to	268.56	43,001,187	0.27%	86.03%	to	82.85%
2019	0.45%	to	2.45%	339,548	96.67	to	86.63	34,771,136	0.16%	79.69%	to	76.08%
2018	0.45%	to	2.45%	362,509	53.80	to	49.20	20,818,371	0.00%	-9.72%	to	-11.54%
2017	0.45%	to	2.50%	433,381	59.59	to	55.28	27,750,687	0.00%	68.73%	to	65.27%
2016	0.45%	to	2.15%	216,334	35.32	to	56.50	8,067,938	0.00%	9.10%	to	7.25%
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2020	1.15%	to	1.90%	21,007,091	0.11	to	0.10	2,139,310	0.23%	-46.39%	to	-46.80%
2019	1.15%	to	2.15%	15,653,025	0.21	to	0.18	2,998,322	0.00%	-36.83%	to	-37.47%
2018	1.15%	to	2.15%	4,461,941	0.33	to	0.29	1,397,502	0.00%	0.26%	to	-0.76%
2017	1.15%	to	2.30%	10,883,858	0.33	to	0.28	3,379,428	0.00%	-39.65%	to	-40.36%
2016	0.45%	to	2.30%	2,041,696	0.96	to	0.48	1,107,827	0.00%	-29.96%	to	-31.26%
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2020	1.15%	to	1.90%	139,170	0.91	to	0.80	119,699	0.86%	-25.76%	to	-26.32%
2019	1.15%	to	2.15%	149,117	1.22	to	1.04	172,335	0.42%	-21.23%	to	-22.02%
2018	1.15%	to	2.15%	207,501	1.55	to	1.34	309,025	0.00%	9.62%	to	8.51%
2017	1.15%	to	2.15%	95,769	1.42	to	1.23	128,973	0.00%	-14.54%	to	-15.40%
2016	1.15%	to	2.15%	121,474	1.66	to	1.46	191,195	0.00%	-20.06%	to	-20.87%
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2020	1.15%	to	2.20%	329,551	0.77	to	0.65	240,021	0.94%	-31.60%	to	-32.33%
2019	1.15%	to	2.20%	344,176	1.13	to	0.96	360,502	0.56%	-21.53%	to	-22.36%
2018	0.45%	to	2.20%	910,480	2.14	to	1.23	1,279,109	0.00%	10.63%	to	8.68%
2017	0.45%	to	2.30%	450,457	1.94	to	1.12	569,927	0.00%	-13.88%	to	-15.47%
2016	1.15%	to	2.50%	7,555,153	1.53	to	1.75	10,617,019	0.00%	-21.20%	to	-22.27%
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2020	0.45%	to	2.45%	506,025	37.02	to	28.87	17,907,009	0.00%	26.75%	to	24.21%
2019	0.45%	to	2.45%	791,447	29.21	to	23.25	22,535,866	0.00%	26.03%	to	23.50%
2018	0.45%	to	2.45%	1,066,315	23.18	to	18.82	24,143,623	0.00%	-6.06%	to	-7.96%
2017	0.45%	to	2.45%	1,435,023	24.67	to	20.45	34,945,300	0.00%	23.84%	to	21.36%
2016	0.45%	to	2.45%	1,468,718	19.92	to	16.85	29,264,332	0.00%	2.12%	to	0.07%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2020	0.45%	to	2.45%	506,122	18.36	to	15.54	10,674,389	1.81%	-10.96%	to	-12.75%
2019	0.45%	to	2.45%	746,594	20.62	to	17.81	17,969,155	0.79%	22.72%	to	20.25%
2018	0.45%	to	2.45%	1,060,163	16.80	to	14.81	20,948,196	0.71%	-13.71%	to	-15.45%
2017	0.45%	to	2.45%	1,254,394	19.47	to	17.52	29,033,105	0.76%	15.34%	to	13.03%
2016	0.45%	to	2.50%	1,523,979	16.88	to	15.41	30,875,245	1.14%	16.87%	to	14.47%
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
2020	0.45%	to	2.15%	207,056	36.80	to	41.59	9,507,040	0.73%	1.27%	to	-0.46%
2019	0.45%	to	2.35%	193,021	36.34	to	40.47	8,895,609	0.65%	46.81%	to	44.00%
2018	0.45%	to	2.35%	266,698	24.75	to	28.10	8,318,401	0.22%	-14.62%	to	-16.26%
2017	0.45%	to	2.50%	236,677	28.99	to	30.68	8,789,192	0.05%	57.80%	to	54.57%
2016	0.45%	to	2.50%	386,051	18.37	to	19.85	9,227,553	0.00%	30.13%	to	27.46%
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2020	0.45%	to	2.45%	220,875	30.82	to	23.71	7,471,687	0.00%	29.88%	to	27.27%
2019	0.45%	to	2.45%	241,344	23.73	to	18.63	6,368,507	0.00%	14.89%	to	12.58%
2018	0.45%	to	2.45%	313,364	20.65	to	16.55	7,251,756	0.00%	-15.21%	to	-16.93%
2017	0.45%	to	2.45%	380,793	24.36	to	19.92	10,473,123	0.00%	18.23%	to	15.86%
2016	0.45%	to	2.45%	509,527	20.60	to	17.19	11,946,334	0.00%	2.24%	to	0.19%
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2020	0.45%	to	2.45%	223,468	19.95	to	16.49	5,356,994	0.41%	6.93%	to	4.78%
2019	0.45%	to	2.50%	272,729	18.66	to	15.63	6,227,908	0.00%	21.91%	to	19.40%
2018	0.45%	to	2.50%	329,823	15.30	to	13.09	6,257,510	0.00%	-19.34%	to	-21.02%
2017	0.45%	to	2.50%	404,813	18.97	to	16.57	9,583,077	0.00%	12.64%	to	10.33%
2016	0.45%	to	2.50%	911,057	16.85	to	15.02	19,318,534	0.34%	28.31%	to	25.68%
Guggenheim Variable Fund - Global Managed Futures Strategy (RVMFU)
2020	0.45%	to	2.15%	509,976	7.33	to	5.96	3,374,854	3.80%	2.14%	to	0.39%
2019	0.45%	to	2.15%	654,175	7.18	to	5.93	4,261,161	0.94%	7.66%	to	5.82%
2018	0.45%	to	2.45%	749,469	6.67	to	5.44	4,556,103	0.00%	-9.44%	to	-11.27%
2017	0.45%	to	2.15%	840,325	7.36	to	6.30	5,689,604	1.52%	8.22%	to	6.38%
2016	0.45%	to	2.15%	976,706	6.80	to	5.92	6,152,011	3.41%	-15.15%	to	-16.59%
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2020	0.45%	to	2.45%	219,164	26.52	to	20.69	6,592,627	0.00%	15.24%	to	12.92%
2019	0.45%	to	2.45%	223,386	23.01	to	18.32	5,853,634	0.00%	12.07%	to	9.82%
2018	0.45%	to	2.45%	457,942	20.53	to	16.68	10,602,394	0.00%	-9.44%	to	-11.27%
2017	0.45%	to	2.45%	496,353	22.67	to	18.80	12,909,532	0.00%	15.56%	to	13.25%
2016	0.45%	to	2.45%	465,553	19.62	to	16.60	10,572,159	0.00%	18.16%	to	15.79%
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2020	0.45%	to	2.45%	143,376	14.68	to	11.15	2,378,952	0.00%	-6.39%	to	-8.27%
2019	0.45%	to	2.45%	217,924	15.68	to	12.16	3,911,036	0.31%	20.13%	to	17.72%
2018	0.45%	to	2.45%	315,134	13.05	to	10.33	4,741,259	0.00%	-20.94%	to	-22.54%
2017	0.45%	to	2.45%	528,975	16.51	to	13.33	10,150,079	0.00%	-0.72%	to	-2.71%
2016	0.45%	to	2.45%	836,193	16.63	to	13.71	16,213,550	0.00%	31.15%	to	28.52%
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2020	0.45%	to	2.30%	47,917	7.87	to	5.26	292,170	0.68%	-14.42%	to	-16.01%
2019	0.65%	to	2.30%	80,558	8.97	to	6.26	574,198	0.80%	3.93%	to	2.21%
2018	0.45%	to	2.30%	139,467	8.83	to	6.12	961,980	0.00%	11.32%	to	9.24%
2017	0.95%	to	2.30%	167,540	6.26	to	5.60	1,030,716	0.00%	-18.80%	to	-19.54%
2016	0.45%	to	2.30%	294,555	9.68	to	6.97	2,290,986	0.00%	6.52%	to	4.55%
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2020	1.15%	to	1.95%	160,794	6.12	to	5.41	972,087	0.28%	8.43%	to	7.55%
2019	1.15%	to	1.95%	45,858	5.65	to	5.03	250,427	0.86%	-5.94%	to	-6.70%
2018	1.15%	to	1.85%	41,323	6.00	to	5.46	243,052	0.00%	-12.65%	to	-13.28%
2017	1.15%	to	1.95%	50,443	6.87	to	6.22	336,591	0.00%	17.95%	to	16.99%
2016	1.15%	to	1.95%	61,576	5.83	to	5.32	348,742	0.00%	-9.76%	to	-10.49%
Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)
2020	0.85%	to	1.55%	133,253	13.42	to	12.91	1,762,186	2.18%	12.77%	to	11.98%
2019	0.85%	to	1.55%	141,430	11.90	to	11.53	1,663,742	1.35%	27.15%	to	26.25%
2018	0.85%	to	1.55%	128,227	9.36	to	9.13	1,188,609	2.35%	-15.93%	to	-16.53%
2017	0.85%	to	1.55%	62,932	11.13	to	10.94	697,477	1.51%	21.69%	to	20.83%
2016	0.85%	to	1.30%	30,497	9.15	to	9.09	278,068	1.20%	-1.54%	to	-1.98%
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)
2020	0.45%	to	2.10%	378,101	14.16	to	12.57	5,028,836	7.45%	9.49%	to	7.68%
2019	0.45%	to	2.45%	415,788	12.94	to	11.42	5,085,126	0.00%	14.37%	to	12.07%
2018	0.45%	to	2.45%	417,499	11.31	to	10.19	4,500,914	1.37%	-7.13%	to	-9.01%
2017	0.45%	to	2.45%	388,060	12.18	to	11.20	4,545,579	3.69%	9.34%	to	7.15%
2016	0.45%	to	2.50%	455,236	11.14	to	10.44	4,916,721	0.23%	11.01%	to	8.74%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)
2020	0.85%	to	1.65%	974,546	16.28	to	15.58	15,648,532	1.35%	11.46%	to	10.56%
2019	0.85%	to	1.65%	846,875	14.61	to	14.09	12,199,026	1.60%	27.36%	to	26.34%
2018	0.85%	to	1.65%	727,172	11.47	to	11.15	8,251,772	1.12%	-8.89%	to	-9.63%
2017	0.85%	to	1.65%	587,646	12.59	to	12.34	7,343,553	0.81%	17.33%	to	16.38%
2016	0.85%	to	1.65%	373,806	10.73	to	10.61	3,991,196	0.50%	12.98%	to	12.07%
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
2020	0.45%	to	2.50%	737,957	23.25	to	19.82	16,204,049	0.44%	26.76%	to	24.15%
2019	0.45%	to	2.50%	825,672	18.34	to	15.97	14,363,436	0.62%	30.86%	to	28.17%
2018	0.45%	to	2.50%	745,410	14.02	to	12.46	9,996,630	0.72%	-13.78%	to	-15.57%
2017	0.45%	to	2.50%	621,009	16.26	to	14.76	9,626,107	0.68%	35.71%	to	32.92%
2016	0.45%	to	2.50%	341,754	11.98	to	11.10	3,955,247	0.77%	-0.61%	to	-2.65%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2020	0.85%	to	1.65%	354,738	14.02	to	13.41	4,892,204	0.68%	20.01%	to	19.05%
2019	0.85%	to	1.65%	307,036	11.68	to	11.26	3,536,516	0.71%	26.86%	to	25.84%
2018	0.85%	to	1.65%	259,112	9.21	to	8.95	2,360,693	0.59%	-20.24%	to	-20.89%
2017	0.85%	to	1.65%	175,012	11.54	to	11.31	2,005,150	1.17%	25.37%	to	24.37%
2016	0.85%	to	1.65%	116,297	9.21	to	9.10	1,065,683	0.83%	-3.54%	to	-4.32%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
2020	0.85%	to	1.65%	501,834	15.54	to	14.87	7,674,821	0.39%	18.62%	to	17.66%
2019	0.85%	to	1.65%	452,111	13.10	to	12.64	5,846,250	0.00%	25.06%	to	24.05%
2018	0.85%	to	1.65%	444,099	10.48	to	10.19	4,603,996	0.06%	-11.30%	to	-12.02%
2017	0.85%	to	1.65%	334,053	11.81	to	11.58	3,914,954	0.67%	12.94%	to	12.04%
2016	0.85%	to	1.65%	225,010	10.46	to	10.33	2,342,985	0.25%	16.67%	to	15.74%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020	0.45%	to	2.35%	808,687	18.22	to	14.84	13,304,593	2.01%	13.37%	to	11.20%
2019	0.45%	to	2.45%	937,626	16.08	to	13.21	13,716,008	2.04%	21.23%	to	18.80%
2018	0.45%	to	2.45%	1,097,000	13.26	to	11.12	13,353,108	1.78%	-5.87%	to	-7.77%
2017	0.45%	to	2.45%	1,246,020	14.09	to	12.06	16,243,300	1.53%	17.74%	to	15.38%
2016	0.45%	to	2.45%	1,460,461	11.96	to	10.45	16,318,949	0.58%	-3.01%	to	-4.95%
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
2020	0.85%	to	1.65%	352,248	3.82	to	3.66	1,327,865	2.15%	-37.37%	to	-37.88%
2019	0.85%	to	1.65%	255,138	6.10	to	5.89	1,533,912	0.00%	2.60%	to	1.77%
2018	0.85%	to	1.65%	180,863	5.95	to	5.78	1,064,015	0.00%	-34.70%	to	-35.23%
2017	1.00%	to	1.65%	121,565	9.07	to	8.93	1,097,925	0.81%	-13.52%	to	-14.08%
2016	1.00%	to	1.65%	85,714	10.49	to	10.39	897,079	0.14%	33.21%	to	32.34%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
2020	0.85%	to	1.65%	139,182	14.20	to	13.58	1,937,643	1.65%	14.42%	to	13.50%
2019	0.85%	to	1.65%	154,466	12.41	to	11.97	1,884,575	1.84%	15.59%	to	14.65%
2018	0.85%	to	1.65%	159,663	10.73	to	10.44	1,692,871	0.00%	-7.11%	to	-7.87%
2017	0.85%	to	1.65%	91,508	11.56	to	11.33	1,048,851	1.31%	15.86%	to	14.92%
2016	0.85%	to	1.55%	74,694	9.97	to	9.87	741,880	5.50%	4.94%	to	4.20%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
2020	1.00%	to	1.65%	104,847	12.47	to	12.03	1,292,700	3.28%	4.16%	to	3.48%
2019	1.00%	to	1.65%	84,136	11.97	to	11.63	997,026	2.95%	13.13%	to	12.38%
2018	0.85%	to	1.65%	80,274	10.64	to	10.34	843,968	0.00%	-5.73%	to	-6.49%
2017	1.00%	to	1.35%	47,073	11.24	to	11.15	525,849	4.13%	10.59%	to	10.20%
2016	1.00%	to	1.35%	35,656	10.17	to	10.11	361,120	9.41%	5.14%	to	4.77%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2020	0.85%	to	1.65%	1,734,852	16.31	to	15.60	27,781,710	1.61%	13.06%	to	12.15%
2019	0.85%	to	1.65%	1,259,181	14.43	to	13.91	17,867,029	1.89%	21.23%	to	20.26%
2018	0.85%	to	1.65%	618,182	11.90	to	11.57	7,263,851	1.78%	-0.43%	to	-1.23%
2017	0.85%	to	1.65%	426,456	11.95	to	11.71	5,055,302	1.54%	17.13%	to	16.19%
2016	1.00%	to	1.65%	200,293	10.18	to	10.08	2,032,372	2.42%	3.28%	to	2.61%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2020	0.85%	to	1.65%	416,144	11.99	to	11.47	4,904,835	2.52%	9.31%	to	8.43%
2019	0.85%	to	1.65%	304,006	10.96	to	10.57	3,290,634	2.60%	8.35%	to	7.47%
2018	0.85%	to	1.65%	405,797	10.12	to	9.84	4,063,796	2.75%	-2.13%	to	-2.92%
2017	0.85%	to	1.65%	379,665	10.34	to	10.14	3,893,991	2.66%	2.48%	to	1.65%
2016	0.85%	to	1.65%	308,197	10.09	to	9.97	3,094,461	2.90%	1.36%	to	0.54%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2020	0.85%	to	1.65%	809,871	35.05	to	33.53	27,909,103	0.00%	49.45%	to	48.24%
2019	0.85%	to	1.65%	689,984	23.45	to	22.62	15,962,216	0.40%	43.59%	to	42.43%
2018	0.85%	to	1.65%	514,740	16.33	to	15.88	8,312,926	1.05%	0.05%	to	-0.77%
2017	0.85%	to	1.65%	274,974	16.32	to	16.00	4,453,103	0.43%	43.69%	to	42.53%
2016	0.85%	to	1.65%	131,313	11.36	to	11.23	1,484,828	0.08%	12.89%	to	11.98%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2020	0.85%	to	1.65%	831,363	21.16	to	20.24	17,309,445	0.00%	18.17%	to	17.22%
2019	0.85%	to	1.65%	682,991	17.91	to	17.27	12,077,538	0.05%	34.01%	to	32.93%
2018	0.85%	to	1.65%	551,182	13.36	to	12.99	7,292,331	0.12%	-1.51%	to	-2.31%
2017	0.85%	to	1.65%	386,442	13.57	to	13.30	5,205,967	0.55%	26.01%	to	25.00%
2016	0.85%	to	1.65%	218,334	10.77	to	10.64	2,341,082	0.74%	11.15%	to	10.26%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2020	0.45%	to	2.35%	1,612,124	10.72	to	9.25	16,230,706	2.66%	-1.72%	to	-3.60%
2019	0.45%	to	2.35%	1,785,696	10.91	to	9.60	18,430,794	0.90%	17.61%	to	15.37%
2018	0.45%	to	2.45%	1,707,119	9.28	to	8.27	15,079,857	2.18%	-18.92%	to	-20.56%
2017	0.45%	to	2.50%	1,365,738	11.44	to	10.39	14,984,496	1.94%	27.25%	to	24.64%
2016	0.45%	to	2.50%	1,022,688	8.99	to	8.33	8,883,121	1.34%	20.24%	to	17.77%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)
2020	0.85%	to	1.65%	369,506	13.97	to	13.36	5,117,776	0.60%	16.73%	to	15.79%
2019	0.85%	to	1.65%	364,532	11.97	to	11.54	4,331,720	0.77%	23.69%	to	22.69%
2018	0.85%	to	1.65%	362,371	9.68	to	9.41	3,486,870	0.43%	-9.35%	to	-10.08%
2017	0.85%	to	1.65%	288,030	10.67	to	10.46	3,065,649	0.35%	15.00%	to	14.08%
2016	1.00%	to	1.55%	68,796	9.26	to	9.18	635,195	0.49%	-0.07%	to	-0.62%
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)
2020	0.45%	to	2.15%	487,489	13.22	to	11.58	6,050,438	3.48%	6.64%	to	4.82%
2019	0.45%	to	2.35%	560,721	12.40	to	10.90	6,573,798	4.76%	13.50%	to	11.33%
2018	0.45%	to	2.35%	409,609	10.92	to	9.79	4,261,840	4.71%	-4.60%	to	-6.43%
2017	0.45%	to	2.35%	444,473	11.45	to	10.47	4,873,284	3.41%	7.94%	to	5.89%
2016	0.45%	to	2.35%	363,716	10.61	to	9.88	3,722,218	6.68%	14.84%	to	12.65%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
2020	1.30%			73,771	20.33			1,499,862	1.37%	3.88%
2019	1.30%			95,974	19.57			1,878,429	1.73%	27.21%
2018	1.30%			103,468	15.39			1,591,968	1.54%	-10.07%
2017	1.30%			106,884	17.11			1,828,586	1.37%	13.35%
2016	1.30%			111,959	15.09			1,689,874	1.36%	11.54%
Legg Mason ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
2020	0.85%	to	1.65%	432,311	21.97	to	21.02	9,350,586	0.00%	41.70%	to	40.55%
2019	0.85%	to	1.65%	333,660	15.51	to	14.95	5,100,744	0.00%	25.48%	to	24.46%
2018	0.85%	to	1.65%	296,605	12.36	to	12.02	3,625,106	0.00%	2.33%	to	1.50%
2017	1.00%	to	1.65%	117,267	12.03	to	11.84	1,404,228	0.00%	22.68%	to	21.87%
2016	1.00%	to	1.35%	78,330	9.81	to	9.76	765,853	0.00%	4.49%	to	4.12%
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2020	0.85%	to	1.65%	1,198,036	10.98	to	10.51	12,928,810	2.88%	2.25%	to	1.43%
2019	0.85%	to	1.65%	1,171,628	10.74	to	10.36	12,405,990	3.96%	4.16%	to	3.32%
2018	0.85%	to	1.65%	659,392	10.31	to	10.02	6,733,687	4.13%	0.29%	to	-0.53%
2017	0.85%	to	1.65%	511,301	10.28	to	10.08	5,220,955	3.74%	1.32%	to	0.51%
2016	0.85%	to	1.35%	361,756	10.15	to	10.07	3,655,324	4.91%	2.59%	to	2.08%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2020	0.45%	to	1.95%	616,924	11.79	to	10.99	7,173,281	2.56%	6.94%	to	5.33%
2019	0.45%	to	2.10%	502,629	11.03	to	10.37	5,500,778	2.92%	7.92%	to	6.13%
2018	0.45%	to	2.15%	435,433	10.22	to	9.76	4,452,922	3.57%	-1.47%	to	-3.17%
2017	0.45%	to	2.15%	359,520	10.37	to	10.08	3,759,228	3.05%	3.40%	to	1.64%
2016	0.45%	to	2.15%	236,073	10.03	to	9.92	2,396,849	3.86%	0.31%	to	-0.83%
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2020	0.65%	to	2.10%	422,854	19.24	to	17.96	7,899,968	0.36%	34.69%	to	32.73%
2019	0.65%	to	2.15%	463,226	14.28	to	13.51	6,469,128	1.17%	21.24%	to	19.41%
2018	0.45%	to	2.10%	256,424	11.84	to	11.33	2,974,350	1.32%	-3.03%	to	-4.65%
2017	0.45%	to	2.10%	180,730	12.21	to	11.88	2,179,055	1.42%	11.10%	to	9.27%
2016	0.85%	to	1.95%	70,314	10.96	to	10.88	769,389	1.06%	9.65%	to	8.84%	****
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2020	0.85%	to	1.65%	50,729	13.36	to	13.29	677,615	0.05%	33.63%	to	32.91%	****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2020	0.85%	to	1.65%	531,599	14.07	to	13.46	7,352,566	1.02%	2.79%	to	1.96%
2019	0.85%	to	1.65%	424,328	13.69	to	13.20	5,723,427	1.05%	29.59%	to	28.55%
2018	0.85%	to	1.65%	317,050	10.56	to	10.27	3,311,729	0.74%	-12.37%	to	-13.08%
2017	0.85%	to	1.65%	202,203	12.06	to	11.82	2,418,880	1.15%	12.45%	to	11.54%
2016	0.85%	to	1.65%	107,689	10.72	to	10.59	1,149,406	0.75%	14.78%	to	13.86%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
2020	0.85%	to	1.65%	250,230	16.34	to	15.63	4,023,405	1.45%	14.08%	to	13.16%
2019	0.85%	to	1.65%	249,039	14.32	to	13.82	3,516,917	1.34%	27.78%	to	26.75%
2018	0.85%	to	1.65%	206,082	11.21	to	10.90	2,287,924	1.15%	-8.78%	to	-9.52%
2017	0.85%	to	1.65%	169,998	12.29	to	12.05	2,075,832	1.35%	19.45%	to	18.49%
2016	0.85%	to	1.55%	154,555	10.29	to	10.18	1,584,262	1.46%	7.26%	to	6.50%
MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)
2020	0.45%	to	2.10%	88,226	14.90	to	12.68	1,200,408	1.44%	5.51%	to	3.76%
2019	0.45%	to	2.45%	120,930	14.12	to	11.84	1,570,076	2.55%	13.79%	to	11.50%
2018	0.45%	to	2.45%	153,383	12.41	to	10.62	1,766,934	0.48%	-5.23%	to	-7.15%
2017	0.45%	to	2.45%	216,134	13.10	to	11.44	2,647,545	2.81%	10.09%	to	7.88%
2016	0.45%	to	2.45%	251,334	11.90	to	10.60	2,817,254	0.00%	5.51%	to	3.39%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2020	0.85%	to	1.65%	129,545	12.47	to	12.30	1,609,294	1.52%	14.52%	to	13.60%
2019	1.00%	to	1.55%	39,159	10.88	to	10.84	425,802	0.83%	8.80%	to	8.40%	****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2020	0.85%	to	1.65%	1,905,018	16.83	to	16.10	31,751,931	0.80%	19.18%	to	18.22%
2019	0.85%	to	1.65%	1,805,437	14.12	to	13.62	25,292,440	1.50%	24.58%	to	23.58%
2018	0.85%	to	1.65%	1,593,035	11.34	to	11.02	17,946,388	0.99%	-10.50%	to	-11.22%
2017	0.85%	to	1.65%	713,454	12.66	to	12.41	8,974,206	1.41%	25.74%	to	24.73%
2016	0.85%	to	1.65%	466,163	10.07	to	9.95	4,676,219	1.34%	2.96%	to	2.13%
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2020	0.85%	to	1.65%	264,492	13.67	to	13.08	3,560,092	2.20%	4.72%	to	3.88%
2019	0.85%	to	1.65%	283,938	13.05	to	12.59	3,656,448	4.08%	23.74%	to	22.74%
2018	0.85%	to	1.65%	167,177	10.55	to	10.26	1,745,985	0.92%	-0.05%	to	-0.86%
2017	0.85%	to	1.65%	139,076	10.55	to	10.35	1,455,825	4.26%	13.52%	to	12.61%
2016	0.85%	to	1.65%	91,233	9.30	to	9.19	844,273	4.90%	10.29%	to	9.41%
The Merger Fund VL - The Merger Fund VL (MGRFV)
2020	0.65%	to	2.15%	375,188	12.39	to	11.11	4,464,923	0.00%	6.68%	to	5.07%
2019	0.45%	to	2.15%	406,348	11.76	to	10.58	4,539,670	0.99%	5.69%	to	3.88%
2018	0.45%	to	2.15%	389,618	11.12	to	10.18	4,146,216	0.66%	6.61%	to	4.78%
2017	0.45%	to	2.40%	364,743	10.43	to	9.62	3,671,054	0.00%	2.10%	to	0.11%
2016	0.45%	to	2.50%	322,387	10.22	to	9.57	3,201,135	0.86%	1.98%	to	-0.11%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2020	0.45%	to	2.35%	736,543	14.79	to	12.27	10,106,872	4.57%	5.06%	to	3.05%
2019	0.45%	to	2.50%	949,941	14.07	to	11.75	12,443,344	5.33%	13.66%	to	11.32%
2018	0.45%	to	2.50%	929,384	12.38	to	10.56	10,788,011	5.66%	-7.46%	to	-9.38%
2017	0.45%	to	2.50%	836,569	13.38	to	11.65	10,549,686	5.29%	9.09%	to	6.85%
2016	0.45%	to	2.50%	642,260	12.27	to	10.90	7,457,620	5.46%	10.08%	to	7.82%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2020	0.45%	to	2.45%	469,914	13.44	to	11.74	5,982,399	1.49%	-1.88%	to	-3.85%
2019	0.45%	to	2.45%	535,378	13.69	to	12.21	6,997,339	2.49%	27.29%	to	24.74%
2018	0.45%	to	2.45%	548,936	10.76	to	9.78	5,681,914	3.02%	-8.31%	to	-10.16%
2017	0.45%	to	2.45%	592,022	11.73	to	10.89	6,725,481	2.02%	12.04%	to	9.80%
2016	0.45%	to	2.50%	446,629	10.47	to	9.91	4,562,295	2.22%	14.45%	to	12.10%
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)
2020	0.85%	to	1.65%	860,060	22.90	to	22.59	19,593,040	0.00%	114.92%	to	113.19%
2019	1.00%	to	1.65%	185,261	10.64	to	10.60	1,969,630	0.00%	6.42%	to	5.95%	****
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)
2020	0.65%	to	2.10%	91,748	15.74	to	13.66	1,341,059	1.36%	10.13%	to	8.52%
2019	0.85%	to	2.10%	107,669	14.05	to	12.58	1,439,620	1.73%	16.74%	to	15.27%
2018	1.00%	to	2.10%	118,156	11.89	to	10.92	1,356,117	1.07%	-7.59%	to	-8.62%
2017	1.00%	to	2.15%	141,790	12.87	to	11.91	1,767,940	1.03%	14.81%	to	13.48%
2016	1.00%	to	2.10%	139,046	11.21	to	10.52	1,517,012	0.00%	4.44%	to	3.28%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2020	0.45%	to	2.15%	1,154,685	12.52	to	10.60	13,391,793	4.36%	-15.23%	to	-16.68%
2019	0.45%	to	2.50%	1,213,064	14.77	to	12.33	16,699,162	2.60%	17.52%	to	15.10%
2018	0.45%	to	2.50%	1,249,254	12.57	to	10.71	14,728,171	3.16%	-8.62%	to	-10.51%
2017	0.45%	to	2.50%	1,081,412	13.75	to	11.97	14,022,593	2.38%	9.21%	to	6.97%
2016	0.45%	to	2.50%	942,836	12.59	to	11.19	11,248,409	1.36%	2.66%	to	0.55%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2020	0.45%	to	2.10%	535,042	11.13	to	10.64	5,823,962	3.13%	3.28%	to	1.56%
2019	0.45%	to	1.85%	304,674	10.77	to	10.52	3,237,138	3.78%	6.11%	to	4.61%
2018	0.65%	to	1.85%	191,942	10.14	to	10.06	1,937,211	4.68%	1.39%	to	0.57%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
2020	0.85%	to	1.65%	492,436	14.79	to	14.15	7,170,203	1.68%	2.47%	to	1.64%
2019	0.85%	to	1.65%	408,775	14.43	to	13.92	5,826,734	2.05%	25.93%	to	24.91%
2018	0.85%	to	1.65%	273,299	11.46	to	11.14	3,098,439	2.14%	-8.25%	to	-9.00%
2017	0.85%	to	1.65%	103,855	12.49	to	12.25	1,287,578	3.68%	16.69%	to	15.75%
2016	1.00%	to	1.55%	32,618	10.68	to	10.60	347,488	2.29%	16.40%	to	15.76%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	0.45%	to	2.50%	689,182	11.52	to	10.02	7,394,796	1.38%	5.61%	to	3.43%
2019	0.45%	to	2.50%	479,086	10.91	to	9.69	4,936,116	2.14%	5.79%	to	3.61%
2018	0.45%	to	2.50%	543,182	10.31	to	9.35	5,349,870	2.03%	-0.50%	to	-2.56%
2017	0.45%	to	2.50%	675,408	10.36	to	9.60	6,751,367	1.86%	1.63%	to	-0.46%
2016	0.45%	to	2.50%	1,042,731	10.20	to	9.64	10,343,716	1.39%	0.29%	to	-1.77%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2020	0.85%	to	1.65%	563,355	10.95	to	10.48	6,069,267	1.05%	4.89%	to	4.04%
2019	0.85%	to	1.65%	1,014,657	10.44	to	10.07	10,535,023	2.72%	5.11%	to	4.26%
2018	0.85%	to	1.65%	430,565	9.93	to	9.66	4,234,467	3.88%	-1.10%	to	-1.91%
2017	1.00%	to	1.65%	120,964	10.01	to	9.85	1,202,942	2.06%	0.82%	to	0.16%
2016	1.00%	to	1.35%	77,350	9.93	to	9.88	765,343	2.44%	-0.52%	to	-0.87%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2020	0.45%	to	2.15%	182,115	13.93	to	12.41	2,368,108	1.62%	12.79%	to	10.86%
2019	0.45%	to	2.50%	275,696	12.35	to	10.97	3,208,369	2.11%	22.39%	to	19.87%
2018	0.45%	to	2.50%	361,158	10.09	to	9.15	3,471,994	0.49%	-17.79%	to	-19.49%
2017	0.45%	to	2.50%	649,679	12.27	to	11.37	7,648,180	1.81%	40.87%	to	37.98%
2016	0.45%	to	2.50%	356,757	8.71	to	8.24	3,020,697	0.83%	7.23%	to	5.03%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2020	0.85%	to	1.65%	240,532	14.12	to	13.51	3,349,023	1.39%	12.04%	to	11.13%
2019	0.85%	to	1.65%	332,558	12.61	to	12.16	4,128,181	2.24%	21.62%	to	20.64%
2018	0.85%	to	1.65%	144,329	10.36	to	10.08	1,477,503	0.40%	-18.36%	to	-19.02%
2017	0.85%	to	1.65%	133,227	12.70	to	12.44	1,676,003	1.50%	40.02%	to	38.90%
2016	0.85%	to	1.35%	19,341	9.07	to	9.00	174,949	1.00%	6.57%	to	6.03%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2020	0.45%	to	2.50%	4,413,203	22.10	to	18.08	89,973,135	1.47%	11.49%	to	9.20%
2019	0.45%	to	2.50%	4,340,290	19.82	to	16.55	79,692,489	1.61%	20.24%	to	17.76%
2018	0.45%	to	2.50%	4,337,164	16.49	to	14.06	66,739,569	1.19%	-5.41%	to	-7.37%
2017	0.45%	to	2.50%	3,953,360	17.43	to	15.17	64,677,155	1.17%	15.27%	to	12.91%
2016	0.45%	to	2.50%	2,870,103	15.12	to	13.44	41,030,662	1.98%	8.51%	to	6.28%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2020	0.85%	to	1.65%	1,011,097	11.97	to	11.45	11,933,357	2.21%	8.28%	to	7.40%
2019	0.85%	to	1.65%	659,746	11.06	to	10.66	7,212,106	1.92%	8.06%	to	7.19%
2018	0.85%	to	1.65%	581,454	10.23	to	9.95	5,896,110	2.75%	-1.92%	to	-2.71%
2017	0.85%	to	1.65%	374,678	10.43	to	10.23	3,878,724	1.34%	2.34%	to	1.51%
2016	0.85%	to	1.65%	237,886	10.19	to	10.07	2,413,672	3.42%	1.78%	to	0.96%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2020	0.85%	to	1.65%	1,892,313	19.38	to	18.54	36,262,322	0.67%	28.83%	to	27.79%
2019	0.85%	to	1.65%	1,800,472	15.04	to	14.51	26,819,061	0.70%	33.63%	to	32.56%
2018	0.85%	to	1.65%	1,595,105	11.26	to	10.95	17,831,804	0.26%	-10.20%	to	-10.93%
2017	0.85%	to	1.65%	789,133	12.54	to	12.29	9,828,596	0.83%	29.86%	to	28.81%
2016	0.85%	to	1.65%	349,659	9.65	to	9.54	3,361,364	1.92%	-0.66%	to	-1.46%
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2020	0.85%	to	1.65%	2,169,698	17.48	to	16.73	37,286,219	1.67%	12.12%	to	11.21%
2019	0.85%	to	1.65%	2,172,257	15.60	to	15.04	33,385,482	1.31%	24.60%	to	23.59%
2018	0.85%	to	1.65%	1,596,307	12.52	to	12.17	19,755,476	1.16%	-3.02%	to	-3.81%
2017	0.85%	to	1.65%	920,117	12.91	to	12.65	11,780,813	1.57%	20.89%	to	19.92%
2016	0.85%	to	1.65%	368,792	10.68	to	10.55	3,919,105	1.30%	10.15%	to	9.26%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2020	0.85%	to	1.65%	2,390,710	25.92	to	24.80	61,039,155	0.71%	50.21%	to	49.00%
2019	0.85%	to	1.65%	2,187,471	17.26	to	16.64	37,287,111	0.36%	29.18%	to	28.14%
2018	0.85%	to	1.65%	1,777,371	13.36	to	12.99	23,518,804	0.35%	-1.51%	to	-2.30%
2017	0.85%	to	1.65%	1,078,343	13.56	to	13.29	14,517,233	0.36%	26.71%	to	25.70%
2016	0.85%	to	1.55%	444,358	10.70	to	10.59	4,737,199	0.27%	8.14%	to	7.38%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	0.45%	to	1.95%	1,969,492	16.04	to	14.49	29,959,549	0.22%	11.82%	to	10.14%
2019	0.45%	to	2.45%	1,961,761	14.34	to	12.78	26,898,238	2.14%	21.28%	to	18.84%
2018	0.45%	to	2.45%	1,972,351	11.83	to	10.75	22,466,275	1.80%	-8.14%	to	-10.00%
2017	0.45%	to	2.45%	1,644,988	12.87	to	11.95	20,533,358	1.82%	16.15%	to	13.83%
2016	1.00%	to	2.45%	1,352,219	10.92	to	10.50	14,623,881	2.00%	7.40%	to	5.83%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	0.45%	to	2.50%	2,372,269	13.74	to	11.95	30,870,025	0.14%	8.06%	to	5.84%
2019	0.45%	to	2.50%	2,052,141	12.71	to	11.29	24,875,683	2.17%	12.97%	to	10.65%
2018	0.45%	to	2.50%	2,062,588	11.25	to	10.21	22,283,472	1.98%	-4.17%	to	-6.15%
2017	0.45%	to	2.50%	2,012,077	11.74	to	10.88	22,854,686	2.08%	8.72%	to	6.49%
2016	0.45%	to	2.50%	1,708,962	10.80	to	10.21	17,985,057	2.35%	5.23%	to	3.07%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2020	0.45%	to	2.50%	15,376,934	20.00	to	17.61	293,835,308	1.99%	17.66%	to	15.24%
2019	0.45%	to	2.50%	15,244,444	17.00	to	15.28	249,153,730	2.27%	30.57%	to	27.88%
2018	0.45%	to	2.50%	12,332,176	13.02	to	11.95	155,185,488	1.87%	-5.05%	to	-7.02%
2017	0.45%	to	2.50%	10,471,552	13.71	to	12.85	139,702,422	2.08%	20.98%	to	18.50%
2016	0.45%	to	2.50%	7,162,296	11.34	to	10.84	79,557,041	3.12%	11.16%	to	8.88%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	0.45%	to	2.10%	436,586	16.55	to	14.80	6,786,724	0.22%	12.31%	to	10.45%
2019	0.45%	to	2.45%	434,608	14.74	to	13.13	6,048,769	1.97%	23.17%	to	20.70%
2018	0.45%	to	2.45%	546,062	11.97	to	10.88	6,229,053	1.49%	-9.27%	to	-11.10%
2017	0.45%	to	2.45%	553,230	13.19	to	12.24	7,028,836	1.75%	17.90%	to	15.54%
2016	0.45%	to	2.45%	466,597	11.19	to	10.59	5,082,699	1.48%	8.98%	to	6.79%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	0.45%	to	2.50%	1,761,427	12.61	to	10.98	21,036,530	0.10%	6.23%	to	4.05%
2019	0.45%	to	2.50%	1,766,874	11.87	to	10.55	19,966,357	2.32%	9.04%	to	6.79%
2018	0.45%	to	2.50%	1,508,728	10.89	to	9.88	15,766,803	2.09%	-2.25%	to	-4.27%
2017	0.45%	to	2.50%	1,415,301	11.14	to	10.32	15,217,663	1.98%	5.21%	to	3.05%
2016	0.45%	to	2.50%	1,352,080	10.59	to	10.01	13,922,775	2.16%	3.80%	to	1.66%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.45%	to	2.50%	5,548,509	14.93	to	12.99	78,641,214	0.13%	9.85%	to	7.59%
2019	0.45%	to	2.50%	5,709,062	13.59	to	12.08	74,204,451	2.27%	17.21%	to	14.80%
2018	0.45%	to	2.50%	5,265,537	11.60	to	10.52	58,768,178	1.88%	-6.11%	to	-8.05%
2017	0.45%	to	2.50%	5,176,800	12.35	to	11.44	61,951,035	1.92%	12.42%	to	10.11%
2016	0.45%	to	2.50%	3,963,445	10.99	to	10.39	42,502,601	2.06%	6.66%	to	4.47%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	0.85%	to	1.90%	375,806	13.14	to	12.24	4,831,401	3.92%	5.11%	to	4.00%
2019	0.85%	to	1.90%	350,519	12.50	to	11.77	4,297,230	5.40%	13.77%	to	12.56%
2018	0.85%	to	1.90%	274,586	10.99	to	10.45	2,966,833	3.77%	-3.83%	to	-4.85%
2017	0.85%	to	1.90%	315,001	11.43	to	10.99	3,545,289	5.18%	5.85%	to	4.73%
2016	0.45%	to	1.90%	279,127	10.91	to	10.49	2,977,063	4.74%	13.64%	to	11.99%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2020	1.00%	to	1.90%	246,762	13.55	to	12.69	3,279,868	0.13%	5.26%	to	4.31%
2019	1.00%	to	1.95%	176,349	12.87	to	12.13	2,224,367	2.05%	14.10%	to	13.00%
2018	1.00%	to	1.95%	235,301	11.28	to	10.74	2,606,239	1.95%	-7.00%	to	-7.90%
2017	1.00%	to	1.85%	151,732	12.13	to	11.70	1,811,532	1.54%	15.80%	to	14.81%
2016	1.00%	to	2.10%	242,882	10.47	to	10.11	2,513,301	2.05%	5.88%	to	4.71%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2020	0.85%	to	2.10%	281,636	12.89	to	11.77	3,548,938	0.13%	3.67%	to	2.36%
2019	0.85%	to	2.10%	267,858	12.43	to	11.50	3,262,887	2.42%	12.04%	to	10.63%
2018	1.00%	to	2.10%	237,993	11.01	to	10.39	2,585,974	2.25%	-6.57%	to	-7.62%
2017	1.00%	to	2.10%	144,064	11.78	to	11.25	1,673,310	1.97%	12.89%	to	11.64%
2016	1.00%	to	2.10%	119,999	10.44	to	10.08	1,240,196	1.88%	4.65%	to	3.49%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020	0.45%	to	2.10%	3,783,684	16.87	to	15.23	61,140,211	1.24%	12.61%	to	10.74%
2019	0.45%	to	2.15%	3,593,941	14.98	to	13.71	51,908,150	1.52%	25.09%	to	22.95%
2018	0.45%	to	2.20%	2,798,247	11.98	to	11.13	32,484,979	1.50%	-11.78%	to	-13.35%
2017	0.45%	to	2.35%	2,265,493	13.58	to	12.78	29,986,686	1.28%	15.26%	to	13.07%
2016	0.45%	to	2.50%	1,319,288	11.78	to	11.27	15,246,746	1.81%	19.75%	to	17.29%
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2020	0.45%	to	2.35%	992,124	12.07	to	10.41	11,168,508	3.27%	3.59%	to	1.61%
2019	0.45%	to	2.35%	1,088,320	11.65	to	10.25	11,947,679	4.52%	8.68%	to	6.60%
2018	0.45%	to	2.35%	1,434,532	10.72	to	9.61	14,608,040	2.82%	-2.79%	to	-4.65%
2017	0.45%	to	2.50%	1,077,375	11.03	to	10.01	11,358,802	5.46%	5.85%	to	3.68%
2016	0.45%	to	2.50%	706,336	10.42	to	9.65	7,075,604	3.37%	8.16%	to	5.94%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2020	0.85%	to	1.65%	385,288	14.29	to	13.67	5,403,576	1.19%	6.18%	to	5.32%
2019	1.00%	to	1.65%	352,573	13.37	to	12.98	4,680,688	1.98%	17.78%	to	17.01%
2018	1.00%	to	1.65%	234,342	11.35	to	11.09	2,646,152	1.51%	-5.78%	to	-6.40%
2017	1.00%	to	1.65%	162,181	12.05	to	11.85	1,947,455	2.02%	16.38%	to	15.62%
2016	1.00%	to	1.30%	103,920	10.35	to	10.31	1,074,953	0.00%	7.46%	to	7.14%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2020	0.85%	to	1.65%	348,334	15.67	to	14.99	5,392,728	1.29%	6.07%	to	5.22%
2019	0.85%	to	1.65%	278,201	14.77	to	14.25	4,075,915	1.53%	20.95%	to	19.97%
2018	0.85%	to	1.65%	273,095	12.22	to	11.88	3,314,050	1.11%	-3.41%	to	-4.19%
2017	0.85%	to	1.65%	192,241	12.65	to	12.40	2,416,690	1.23%	20.66%	to	19.69%
2016	1.00%	to	1.65%	105,135	10.46	to	10.36	1,097,580	1.49%	8.95%	to	8.23%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2020	1.00%	to	1.90%	100,459	13.36	to	12.52	1,303,958	0.82%	6.29%	to	5.32%
2019	1.00%	to	2.20%	109,470	12.57	to	11.67	1,342,485	2.53%	14.26%	to	12.88%
2018	1.00%	to	2.20%	116,827	11.00	to	10.34	1,256,582	1.38%	-8.01%	to	-9.13%
2017	0.45%	to	2.20%	190,845	12.24	to	11.37	2,239,046	1.66%	17.26%	to	15.21%
2016	0.45%	to	2.20%	179,311	10.44	to	9.87	1,812,133	2.30%	5.74%	to	3.88%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2020	0.85%	to	2.35%	107,299	12.78	to	11.46	1,331,120	0.64%	4.15%	to	2.57%
2019	0.85%	to	2.35%	106,114	12.27	to	11.17	1,268,723	2.52%	12.88%	to	11.18%
2018	1.00%	to	2.35%	104,025	10.78	to	10.05	1,103,153	2.00%	-7.95%	to	-9.21%
2017	0.85%	to	2.35%	122,015	11.79	to	11.07	1,407,533	1.89%	13.79%	to	12.08%
2016	1.00%	to	2.35%	104,486	10.31	to	9.88	1,056,757	2.46%	4.50%	to	3.08%
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2020	0.85%	to	1.35%	44,348	10.16	to	10.10	449,945	0.31%	0.65%	to	0.14%
2019	1.20%	to	1.30%	4,211	10.09			42,491	0.16%	0.92%	to	0.89%	****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2020	0.85%	to	1.65%	205,241	13.90	to	13.30	2,805,003	1.15%	0.53%	to	-0.28%
2019	0.85%	to	1.65%	272,063	13.83	to	13.34	3,712,909	2.58%	25.61%	to	24.59%
2018	0.85%	to	1.65%	224,110	11.01	to	10.71	2,441,479	1.27%	-10.24%	to	-10.97%
2017	0.85%	to	1.65%	254,148	12.27	to	12.03	3,093,670	1.79%	7.52%	to	6.65%
2016	0.85%	to	1.65%	150,830	11.41	to	11.28	1,712,798	3.46%	19.19%	to	18.23%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2020	0.45%	to	2.15%	844,329	11.83	to	11.77	9,964,331	1.24%	18.34%	to	17.73%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2020	0.45%	to	2.35%	4,128,643	12.01	to	10.67	47,540,573	2.30%	6.71%	to	4.68%
2019	0.45%	to	2.35%	3,668,625	11.25	to	10.19	39,724,208	2.96%	7.91%	to	5.85%
2018	0.45%	to	2.35%	2,330,143	10.43	to	9.63	23,532,110	2.71%	-0.82%	to	-2.72%
2017	0.45%	to	2.35%	2,234,188	10.51	to	9.90	22,847,993	2.86%	2.66%	to	0.70%
2016	0.45%	to	2.35%	1,551,608	10.24	to	9.83	15,569,058	2.17%	1.80%	to	-0.13%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2020	1.00%	to	1.65%	467,298	11.83	to	11.41	5,481,774	2.50%	5.70%	to	5.01%
2019	1.00%	to	1.65%	397,890	11.19	to	10.87	4,422,337	3.32%	7.61%	to	6.90%
2018	1.00%	to	1.65%	289,095	10.40	to	10.16	2,987,391	3.20%	-1.69%	to	-2.34%
2017	0.85%	to	1.65%	256,980	10.62	to	10.41	2,708,853	3.14%	3.30%	to	2.47%
2016	1.00%	to	1.65%	199,123	10.26	to	10.16	2,037,269	4.23%	3.96%	to	3.28%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2020	0.45%	to	2.10%	681,856	21.41	to	17.91	13,146,875	0.99%	10.97%	to	9.13%
2019	0.45%	to	2.50%	955,276	19.29	to	15.78	16,619,458	2.87%	19.70%	to	17.23%
2018	0.85%	to	2.50%	1,008,553	15.56	to	13.46	14,788,887	2.10%	-8.94%	to	-10.47%
2017	0.85%	to	2.50%	972,537	17.09	to	15.03	15,705,564	1.68%	14.82%	to	12.92%
2016	0.85%	to	2.50%	1,016,035	14.89	to	13.31	14,367,053	2.74%	6.41%	to	4.65%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2020	0.85%	to	2.30%	1,268,916	14.34	to	12.26	16,934,679	0.25%	6.68%	to	5.12%
2019	0.85%	to	2.30%	1,161,469	13.45	to	11.66	14,572,400	2.70%	9.73%	to	8.13%
2018	0.85%	to	2.30%	1,020,336	12.25	to	10.79	11,722,445	2.15%	-3.44%	to	-4.86%
2017	0.45%	to	2.30%	1,150,132	13.09	to	11.34	13,779,403	2.00%	5.88%	to	3.92%
2016	0.45%	to	2.30%	1,259,124	12.36	to	10.91	14,383,344	2.53%	4.14%	to	2.21%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2020	0.45%	to	1.95%	379,172	22.59	to	19.22	7,803,807	1.07%	11.75%	to	10.07%
2019	0.45%	to	2.20%	457,481	20.22	to	17.03	8,441,023	3.04%	21.68%	to	19.54%
2018	0.45%	to	2.20%	419,024	16.61	to	14.25	6,393,840	1.54%	-9.91%	to	-11.51%
2017	0.45%	to	2.50%	676,199	18.44	to	15.73	11,557,440	1.39%	17.54%	to	15.13%
2016	0.45%	to	2.50%	806,643	15.69	to	13.66	11,809,323	2.38%	7.11%	to	4.91%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2020	0.45%	to	2.50%	582,852	17.39	to	13.93	9,068,705	0.54%	8.56%	to	6.33%
2019	0.45%	to	2.50%	690,391	16.02	to	13.10	9,967,543	2.85%	13.79%	to	11.44%
2018	0.45%	to	2.50%	502,897	14.08	to	11.76	6,438,294	2.07%	-5.19%	to	-7.16%
2017	0.45%	to	2.50%	687,470	14.85	to	12.66	9,357,076	2.01%	9.39%	to	7.15%
2016	0.45%	to	2.50%	646,126	13.58	to	11.82	8,133,921	2.64%	5.52%	to	3.36%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2020	0.45%	to	2.50%	1,334,244	20.00	to	16.02	24,004,776	0.89%	10.19%	to	7.92%
2019	0.45%	to	2.50%	1,152,213	18.15	to	14.85	18,987,372	2.55%	17.61%	to	15.19%
2018	0.45%	to	2.50%	1,497,286	15.44	to	12.89	21,102,657	1.99%	-7.51%	to	-9.42%
2017	0.45%	to	2.50%	1,700,995	16.69	to	14.23	26,126,415	1.60%	13.46%	to	11.13%
2016	0.45%	to	2.50%	2,370,957	14.71	to	12.81	32,416,486	2.63%	6.26%	to	4.08%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2020	0.45%	to	2.10%	267,596	24.14	to	20.20	5,894,683	0.89%	12.05%	to	10.20%
2019	0.45%	to	2.10%	506,224	21.54	to	18.33	9,898,182	2.80%	23.40%	to	21.36%
2018	0.45%	to	2.10%	526,973	17.45	to	15.10	8,441,507	1.71%	-11.15%	to	-12.63%
2017	0.45%	to	2.10%	524,032	19.64	to	17.28	9,540,347	1.22%	19.26%	to	17.29%
2016	0.45%	to	2.10%	535,941	16.47	to	14.74	8,224,948	2.30%	7.88%	to	6.09%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2020	0.45%	to	2.50%	704,946	18.54	to	14.85	11,811,786	0.70%	9.19%	to	6.94%
2019	0.45%	to	2.50%	782,961	16.98	to	13.89	12,190,409	2.56%	15.66%	to	13.28%
2018	0.45%	to	2.50%	872,271	14.68	to	12.26	11,753,042	2.24%	-6.66%	to	-8.59%
2017	0.45%	to	2.50%	926,263	15.73	to	13.41	13,513,238	1.81%	11.55%	to	9.26%
2016	0.45%	to	2.50%	1,046,807	14.10	to	12.28	13,812,717	2.61%	5.63%	to	3.46%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2020	0.45%	to	2.15%	1,383,613	14.22	to	12.67	18,531,998	0.12%	8.91%	to	7.05%
2019	0.45%	to	2.15%	1,022,290	13.06	to	11.84	12,707,308	3.08%	14.82%	to	12.86%
2018	0.45%	to	2.30%	646,794	11.37	to	10.41	7,063,930	1.96%	-5.28%	to	-7.05%
2017	0.45%	to	2.30%	601,345	12.00	to	11.20	6,983,659	2.03%	10.63%	to	8.58%
2016	0.45%	to	2.15%	498,988	10.85	to	10.36	5,285,310	2.19%	5.83%	to	4.02%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2020	0.45%	to	2.30%	1,126,721	15.59	to	13.75	16,638,948	0.16%	11.12%	to	9.05%
2019	0.45%	to	2.30%	696,861	14.03	to	12.61	9,336,451	1.40%	19.40%	to	17.18%
2018	0.45%	to	2.30%	1,314,482	11.75	to	10.76	14,838,095	2.29%	-6.89%	to	-8.63%
2017	0.45%	to	2.30%	789,291	12.62	to	11.78	9,588,941	2.23%	14.29%	to	12.18%
2016	0.45%	to	2.30%	410,422	11.04	to	10.50	4,400,063	1.94%	7.26%	to	5.27%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2020	0.85%	to	1.65%	374,528	11.16	to	11.01	4,154,692	2.00%	6.21%	to	5.36%
2019	0.85%	to	1.65%	63,425	10.51	to	10.45	665,134	1.49%	5.05%	to	4.49%	****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2020	1.00%	to	1.65%	43,477	12.37	to	12.24	536,766	1.89%	14.60%	to	13.85%
2019	1.00%	to	1.65%	22,599	10.80	to	10.75	243,982	0.85%	7.96%	to	7.49%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2020	0.85%	to	1.35%	300,908	12.25	to	11.92	3,633,783	0.96%	6.77%	to	6.23%
2019	0.85%	to	1.65%	286,598	11.47	to	11.07	3,243,609	2.69%	17.90%	to	16.95%
2018	0.85%	to	1.65%	217,899	9.73	to	9.46	2,096,515	2.10%	-15.53%	to	-16.22%
2017	1.00%	to	1.65%	114,103	11.48	to	11.29	1,302,994	2.02%	25.81%	to	24.98%
2016	1.00%	to	1.35%	36,909	9.12	to	9.08	335,814	3.48%	-0.37%	to	-0.72%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2020	0.45%	to	2.15%	3,735,656	13.36	to	12.02	47,877,138	2.61%	7.05%	to	5.22%
2019	0.45%	to	2.15%	3,514,715	12.48	to	11.42	42,287,138	3.99%	21.22%	to	19.15%
2018	0.45%	to	2.20%	2,722,377	10.30	to	9.57	27,145,266	2.75%	-14.20%	to	-15.72%
2017	0.45%	to	2.50%	2,422,837	12.00	to	11.24	28,299,288	3.72%	24.32%	to	21.77%
2016	0.45%	to	2.50%	950,900	9.65	to	9.23	9,012,149	4.25%	0.47%	to	-1.59%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2020	0.45%	to	2.25%	763,244	13.70	to	11.48	9,533,768	2.70%	8.55%	to	6.59%
2019	0.45%	to	2.35%	741,230	12.62	to	10.68	8,606,443	2.90%	9.10%	to	7.02%
2018	0.45%	to	2.20%	402,069	11.57	to	10.10	4,319,966	2.44%	-1.90%	to	-3.63%
2017	0.45%	to	2.40%	518,627	11.79	to	10.34	5,705,067	1.90%	3.30%	to	1.28%
2016	0.45%	to	2.50%	870,990	11.41	to	10.15	9,334,860	2.40%	2.87%	to	0.76%
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2020	0.85%	to	1.90%	202,528	13.10	to	13.28	2,610,912	3.01%	13.57%	to	12.37%
2019	0.85%	to	2.20%	175,216	11.53	to	11.69	1,994,783	0.57%	13.97%	to	12.42%
2018	0.85%	to	2.20%	159,570	10.12	to	10.40	1,600,812	0.96%	-9.25%	to	-10.50%
2017	0.45%	to	2.20%	114,668	11.97	to	11.62	1,278,461	1.35%	17.90%	to	15.84%
2016	0.85%	to	1.55%	79,852	9.49	to	9.40	755,578	1.17%	2.10%	to	1.38%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
2020	0.45%	to	2.10%	324,034	27.14	to	22.71	8,016,192	0.72%	50.08%	to	47.59%
2019	0.45%	to	2.10%	355,401	18.08	to	15.39	5,875,802	0.94%	32.24%	to	30.05%
2018	0.45%	to	2.15%	323,038	13.67	to	11.78	4,066,391	1.05%	-17.05%	to	-18.47%
2017	0.45%	to	2.50%	426,714	16.48	to	14.06	6,507,926	1.02%	24.97%	to	22.41%
2016	0.45%	to	2.50%	397,851	13.19	to	11.48	4,894,604	1.14%	-2.91%	to	-4.90%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2020	0.45%	to	2.15%	323,306	11.77	to	11.73	3,798,757	0.00%	17.71%	to	17.29%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2020	0.45%	to	2.50%	246,971	38.50	to	30.84	8,566,887	0.00%	29.33%	to	26.67%
2019	0.45%	to	2.50%	292,166	29.77	to	24.35	7,873,262	3.93%	29.63%	to	26.96%
2018	0.45%	to	2.50%	337,722	22.96	to	19.18	7,056,935	0.06%	-3.79%	to	-5.78%
2017	0.45%	to	2.50%	373,917	23.87	to	20.35	8,201,857	0.10%	29.30%	to	26.64%
2016	0.45%	to	2.50%	456,845	18.46	to	16.07	7,850,446	0.89%	1.53%	to	-0.55%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2020	0.45%	to	2.50%	17,318,922	9.81	to	7.79	153,555,790	0.14%	-0.27%	to	-2.32%
2019	0.45%	to	2.50%	14,182,547	9.83	to	7.98	127,246,368	1.53%	1.07%	to	-1.01%
2018	0.45%	to	2.50%	22,580,846	9.73	to	8.06	202,046,573	1.11%	0.68%	to	-1.40%
2017	0.45%	to	2.50%	17,578,319	9.66	to	8.17	157,673,261	0.22%	-0.23%	to	-2.28%
2016	0.45%	to	2.50%	16,351,457	9.69	to	8.37	147,894,571	0.00%	-0.45%	to	-2.49%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	1.15%	to	1.60%	3,083	61.10	to	57.93	183,999	0.00%	59.05%	to	58.33%
2019	1.15%	to	1.60%	3,105	38.41	to	36.59	116,708	0.00%	35.68%	to	35.06%
2018	1.15%	to	1.60%	3,191	28.31	to	27.09	88,546	0.00%	-7.93%	to	-8.35%
2017	1.15%	to	1.60%	3,395	30.75	to	29.56	102,458	0.00%	26.27%	to	25.70%
2016	1.15%	to	1.60%	3,684	24.35	to	23.51	88,222	0.00%	5.24%	to	4.77%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)
2020	0.45%	to	2.45%	371,459	46.79	to	37.68	15,790,536	0.00%	59.78%	to	56.57%
2019	0.45%	to	2.45%	434,104	29.28	to	24.07	11,575,634	0.00%	36.22%	to	33.49%
2018	0.45%	to	2.45%	396,280	21.50	to	18.03	7,773,229	0.00%	-7.47%	to	-9.34%
2017	0.45%	to	2.50%	373,996	23.23	to	19.81	7,963,423	0.00%	26.95%	to	24.34%
2016	0.45%	to	2.50%	260,056	18.30	to	15.93	4,422,763	0.00%	5.58%	to	3.41%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	0.45%	to	2.15%	288,719	25.86	to	21.52	6,798,554	2.02%	-1.59%	to	-3.27%
2019	0.45%	to	2.45%	338,410	26.28	to	21.60	8,141,954	2.28%	23.29%	to	20.81%
2018	0.45%	to	2.45%	403,068	21.31	to	17.88	7,919,022	1.07%	-13.55%	to	-15.30%
2017	0.45%	to	2.50%	441,461	24.65	to	21.02	10,091,732	1.02%	13.33%	to	11.00%
2016	0.45%	to	2.50%	537,974	21.76	to	18.94	10,940,679	1.66%	17.07%	to	14.66%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2020	0.85%	to	2.10%	222,412	18.37	to	17.32	4,018,006	0.32%	12.44%	to	11.02%
2019	0.65%	to	2.10%	254,841	16.46	to	15.60	4,109,781	0.58%	27.25%	to	25.40%
2018	0.65%	to	2.10%	240,496	12.94	to	12.44	3,060,458	0.45%	-5.63%	to	-7.01%
2017	1.00%	to	2.10%	222,396	13.63	to	13.38	3,014,040	0.74%	23.52%	to	22.15%
2016	1.00%	to	1.45%	18,479	11.03	to	11.00	203,468	0.91%	10.33%	to	9.99%	****
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)
2020	1.00%	to	1.55%	82,702	16.19	to	15.71	1,334,773	0.77%	12.20%	to	11.58%
2019	1.00%	to	1.55%	91,030	14.43	to	14.08	1,308,863	0.73%	24.79%	to	24.09%
2018	1.00%	to	1.55%	90,296	11.57	to	11.34	1,041,698	0.66%	-6.82%	to	-7.34%
2017	1.00%	to	1.55%	65,533	12.41	to	12.24	812,227	0.83%	17.18%	to	16.53%
2016	1.00%	to	1.35%	23,129	10.59	to	10.54	244,488	1.17%	9.01%	to	8.63%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2020	0.45%	to	2.50%	761,770	20.66	to	18.74	14,837,614	1.16%	17.99%	to	15.57%
2019	0.45%	to	2.50%	736,194	17.51	to	16.22	12,237,711	1.73%	36.71%	to	33.90%
2018	0.45%	to	2.50%	630,993	12.81	to	12.11	7,720,802	0.58%	-1.99%	to	-4.02%
2017	0.45%	to	2.50%	511,554	13.07	to	12.62	6,445,896	0.29%	26.50%	to	23.90%
2016	0.45%	to	2.50%	339,792	10.33	to	10.18	3,416,507	0.73%	3.31%	to	1.84%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2020	0.45%	to	2.50%	454,095	14.80	to	12.61	6,370,922	1.35%	-6.12%	to	-8.06%
2019	0.45%	to	2.50%	472,761	15.76	to	13.72	7,047,929	1.70%	29.86%	to	27.18%
2018	0.45%	to	2.50%	331,079	12.14	to	10.79	3,835,204	2.12%	-4.49%	to	-6.47%
2017	0.45%	to	2.50%	216,204	12.71	to	11.53	2,637,619	1.92%	5.67%	to	3.50%
2016	0.45%	to	2.50%	203,791	12.03	to	11.14	2,365,581	1.64%	6.70%	to	4.51%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2020	0.45%	to	2.15%	2,572,422	17.27	to	15.54	42,580,886	0.95%	18.78%	to	16.75%
2019	0.45%	to	2.15%	2,499,929	14.54	to	13.31	35,040,409	1.05%	24.40%	to	22.27%
2018	0.45%	to	2.15%	2,086,380	11.69	to	10.88	23,628,518	1.23%	-11.74%	to	-13.26%
2017	0.45%	to	2.35%	2,003,529	13.24	to	12.47	25,842,608	1.24%	13.67%	to	11.51%
2016	0.45%	to	2.15%	1,032,165	11.65	to	11.23	11,798,545	1.85%	20.33%	to	18.28%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2020	0.45%	to	2.10%	1,641,171	11.21	to	9.54	16,949,397	1.64%	2.37%	to	0.67%
2019	0.45%	to	2.15%	1,501,654	10.95	to	9.43	15,220,927	2.26%	3.62%	to	1.85%
2018	0.45%	to	2.35%	1,703,929	10.57	to	9.12	16,824,333	2.49%	0.36%	to	-1.56%
2017	0.45%	to	2.50%	1,349,905	10.53	to	9.17	13,378,603	1.52%	1.12%	to	-0.95%
2016	0.45%	to	2.50%	1,490,755	10.41	to	9.26	14,691,214	2.31%	2.03%	to	-0.06%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2020	0.85%	to	1.65%	101,653	10.57	to	10.11	1,057,621	1.47%	4.29%	to	3.44%
2019	0.85%	to	1.65%	137,389	10.13	to	9.77	1,376,776	2.80%	11.53%	to	10.63%
2018	0.85%	to	1.65%	101,838	9.09	to	8.83	916,281	2.23%	-16.41%	to	-17.09%
2017	0.85%	to	1.65%	81,789	10.87	to	10.66	882,492	2.47%	21.68%	to	20.70%
2016	0.85%	to	1.35%	47,947	8.93	to	8.87	426,427	2.63%	0.26%	to	-0.25%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	1.30%			3,513	9.04			31,741	0.24%	-1.06%
2019	1.30%			3,515	9.13			32,099	1.77%	0.46%
2018	1.30%			3,517	9.09			31,971	1.33%	0.07%
2017	1.30%			6,516	9.08			59,194	0.42%	-0.88%
2016	1.30%			6,519	9.17			59,747	0.01%	-1.29%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2020	0.45%	to	2.20%	398,382	18.85	to	16.74	7,042,028	0.02%	22.14%	to	19.99%
2019	0.45%	to	2.20%	459,283	15.43	to	13.95	6,716,014	0.07%	25.08%	to	22.88%
2018	0.45%	to	2.10%	398,577	12.34	to	11.41	4,702,720	0.01%	-13.03%	to	-14.48%
2017	0.45%	to	2.10%	356,726	14.19	to	13.34	4,889,568	0.00%	12.98%	to	11.11%
2016	0.45%	to	2.10%	342,415	12.56	to	12.01	4,190,932	0.39%	22.28%	to	20.26%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2020	0.85%	to	1.65%	203,616	16.28	to	15.57	3,280,875	0.02%	21.32%	to	20.34%
2019	0.85%	to	1.65%	198,949	13.42	to	12.94	2,648,213	0.00%	24.29%	to	23.29%
2018	0.85%	to	1.65%	147,374	10.80	to	10.50	1,581,389	0.00%	-13.58%	to	-14.28%
2017	0.85%	to	1.35%	110,348	12.49	to	12.34	1,374,346	0.00%	12.24%	to	11.68%
2016	0.85%	to	1.35%	26,607	11.13	to	11.05	295,052	0.11%	21.50%	to	20.89%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2020	0.45%	to	2.45%	269,724	25.94	to	22.65	6,525,872	0.00%	40.25%	to	37.44%
2019	0.45%	to	2.45%	366,612	18.49	to	16.48	6,364,179	0.00%	35.10%	to	32.39%
2018	0.45%	to	2.45%	368,271	13.69	to	12.45	4,779,433	0.00%	-8.36%	to	-10.21%
2017	0.45%	to	2.50%	378,111	14.94	to	13.84	5,389,604	0.00%	24.36%	to	21.81%
2016	0.45%	to	2.50%	220,195	12.01	to	11.36	2,561,937	0.00%	7.82%	to	5.60%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2020	0.85%	to	1.65%	224,995	20.18	to	19.31	4,471,474	0.00%	39.32%	to	38.20%
2019	0.85%	to	1.65%	274,067	14.49	to	13.97	3,919,267	0.00%	34.23%	to	33.14%
2018	0.85%	to	1.65%	137,561	10.79	to	10.49	1,470,587	0.00%	-9.00%	to	-9.74%
2017	0.85%	to	1.65%	91,578	11.86	to	11.63	1,079,398	0.00%	23.59%	to	22.60%
2016	0.85%	to	1.65%	45,722	9.60	to	9.48	437,082	0.00%	7.14%	to	6.28%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2020	0.45%	to	2.35%	197,758	14.11	to	12.41	2,609,376	0.07%	4.68%	to	2.68%
2019	0.45%	to	2.45%	243,444	13.48	to	12.01	3,094,701	1.03%	18.46%	to	16.09%
2018	0.45%	to	2.45%	306,459	11.38	to	10.35	3,323,110	0.69%	-17.33%	to	-19.00%
2017	0.45%	to	2.50%	347,227	13.77	to	12.75	4,602,224	0.41%	8.57%	to	6.34%
2016	0.45%	to	2.50%	502,461	12.68	to	11.99	6,191,231	0.75%	25.37%	to	22.79%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2020	0.85%	to	1.65%	258,015	12.48	to	11.94	3,156,011	0.00%	4.06%	to	3.22%
2019	0.85%	to	1.65%	228,530	11.99	to	11.56	2,691,485	1.02%	17.68%	to	16.73%
2018	0.85%	to	1.65%	161,242	10.19	to	9.91	1,620,601	0.53%	-17.83%	to	-18.50%
2017	0.85%	to	1.65%	110,595	12.40	to	12.16	1,358,132	0.40%	7.83%	to	6.96%
2016	0.85%	to	1.65%	55,859	11.50	to	11.36	639,253	0.61%	24.55%	to	23.55%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020	0.45%	to	2.20%	104,470	20.62	to	18.31	2,012,551	0.75%	9.86%	to	7.93%
2019	0.45%	to	2.45%	192,422	18.77	to	16.72	3,393,260	1.09%	28.72%	to	26.14%
2018	0.45%	to	2.10%	134,325	14.58	to	13.48	1,876,142	1.16%	-0.46%	to	-2.11%
2017	0.45%	to	2.30%	277,662	14.65	to	13.67	3,908,621	1.11%	19.98%	to	17.76%
2016	0.45%	to	2.30%	172,307	12.21	to	11.61	2,046,898	1.12%	10.89%	to	8.83%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2020	0.85%	to	1.65%	81,166	17.33	to	16.58	1,381,257	0.81%	9.12%	to	8.24%
2019	1.00%	to	1.65%	87,058	15.77	to	15.31	1,364,680	1.36%	27.73%	to	26.89%
2018	1.00%	to	1.65%	32,053	12.35	to	12.07	394,913	0.84%	-1.28%	to	-1.93%
2017	1.00%	to	1.65%	29,423	12.51	to	12.31	367,583	0.74%	19.05%	to	18.27%
2016	1.00%	to	1.65%	44,266	10.51	to	10.41	464,063	2.38%	10.05%	to	9.33%
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (NBARMS)
2020	0.65%	to	1.95%	101,023	11.31	to	10.43	1,106,988	0.79%	7.55%	to	6.15%
2019	0.45%	to	1.95%	130,782	10.63	to	9.83	1,340,578	0.17%	14.74%	to	13.01%
2018	0.45%	to	2.10%	107,206	9.26	to	8.64	962,734	0.00%	-7.20%	to	-8.75%
2017	1.00%	to	2.10%	98,826	9.81	to	9.47	962,498	0.00%	5.62%	to	4.45%
2016	1.00%	to	2.10%	59,659	9.29	to	9.07	550,574	0.00%	-1.64%	to	-2.73%
Northern Lights Variable Trust - 7Twelve Balanced Portfolio (NO7TB)
2020	1.15%	to	2.35%	78,364	11.49	to	10.53	882,747	1.70%	3.99%	to	2.73%
2019	1.15%	to	2.35%	79,560	11.05	to	10.25	863,721	1.22%	13.57%	to	12.20%
2018	1.00%	to	2.35%	109,073	9.81	to	9.14	1,041,618	0.38%	-9.55%	to	-10.79%
2017	1.15%	to	2.10%	178,486	10.77	to	10.35	1,888,646	0.36%	9.08%	to	8.04%
2016	1.15%	to	2.10%	183,811	9.88	to	9.58	1,791,410	0.17%	7.96%	to	6.93%
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)
2020	0.45%	to	2.50%	1,802,935	10.66	to	9.09	17,971,764	2.23%	1.96%	to	-0.14%
2019	0.45%	to	2.50%	1,667,441	10.46	to	9.10	16,229,826	4.03%	2.49%	to	0.38%
2018	0.45%	to	2.50%	2,189,379	10.20	to	9.07	20,959,037	2.61%	-6.50%	to	-8.44%
2017	0.45%	to	2.50%	2,526,208	10.91	to	9.90	26,210,106	2.26%	2.41%	to	0.30%
2016	0.45%	to	2.50%	2,727,517	10.65	to	9.87	27,966,818	0.02%	12.68%	to	10.37%
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
2020	0.45%	to	2.35%	288,517	10.43	to	8.84	2,725,661	1.94%	-6.40%	to	-8.18%
2019	0.45%	to	2.50%	368,633	11.14	to	9.52	3,760,545	2.30%	7.24%	to	5.03%
2018	0.45%	to	2.50%	455,319	10.39	to	9.06	4,380,366	1.97%	-3.75%	to	-5.74%
2017	0.45%	to	2.50%	586,180	10.79	to	9.61	5,920,755	0.79%	1.66%	to	-0.43%
2016	0.45%	to	2.50%	756,697	10.61	to	9.66	7,615,979	0.00%	3.90%	to	1.77%
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2020	0.45%	to	2.20%	336,037	11.84	to	10.44	3,728,860	2.68%	4.22%	to	2.39%
2019	0.45%	to	2.45%	366,629	11.36	to	10.03	3,927,743	4.31%	4.36%	to	2.26%
2018	0.45%	to	2.45%	398,031	10.89	to	9.81	4,116,594	2.80%	0.47%	to	-1.56%
2017	0.45%	to	2.45%	317,179	10.84	to	9.97	3,287,563	1.63%	4.44%	to	2.34%
2016	0.45%	to	2.45%	297,378	10.38	to	9.74	2,982,256	1.62%	4.16%	to	2.08%
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2020	0.45%	to	2.35%	339,247	14.09	to	11.70	4,326,749	4.79%	7.42%	to	5.37%
2019	0.45%	to	2.35%	569,470	13.12	to	11.10	6,842,023	2.78%	11.24%	to	9.12%
2018	0.45%	to	2.45%	669,750	11.79	to	10.09	7,284,809	2.92%	-5.87%	to	-7.78%
2017	0.45%	to	2.45%	877,703	12.53	to	10.94	10,211,903	4.50%	12.87%	to	10.61%
2016	0.45%	to	2.50%	926,387	11.10	to	9.87	9,638,474	2.69%	12.40%	to	10.09%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2020	0.45%	to	2.35%	396,220	16.96	to	13.81	6,195,225	4.48%	6.10%	to	4.08%
2019	0.45%	to	2.35%	407,891	15.98	to	13.27	6,035,986	4.30%	14.14%	to	11.96%
2018	0.45%	to	2.35%	285,406	14.00	to	11.85	3,718,938	4.02%	-5.26%	to	-7.07%
2017	0.45%	to	2.20%	307,657	14.78	to	12.90	4,240,109	4.98%	9.29%	to	7.37%
2016	0.45%	to	2.15%	274,015	13.52	to	12.06	3,481,123	5.25%	12.71%	to	10.79%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2020	0.45%	to	2.35%	191,575	13.44	to	10.94	2,367,755	4.87%	10.16%	to	8.06%
2019	0.45%	to	2.35%	187,718	12.20	to	10.13	2,117,123	1.89%	6.44%	to	4.41%
2018	0.45%	to	2.35%	162,516	11.46	to	9.70	1,721,781	3.13%	-4.51%	to	-6.34%
2017	0.45%	to	2.10%	207,882	12.00	to	10.56	2,316,528	1.78%	10.24%	to	8.42%
2016	0.45%	to	2.50%	138,822	10.89	to	9.48	1,407,239	1.17%	2.44%	to	0.34%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)
2020	0.85%	to	1.95%	322,091	11.35	to	10.90	3,630,741	5.46%	4.55%	to	3.39%
2019	0.45%	to	1.95%	406,910	10.98	to	10.54	4,378,921	1.66%	6.42%	to	4.82%
2018	0.45%	to	2.20%	287,067	10.31	to	10.01	2,922,984	1.32%	1.55%	to	-0.24%
2017	0.85%	to	1.85%	193,168	10.13	to	10.06	1,952,631	22.87%	1.28%	to	0.61%	****
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)
2020	0.45%	to	2.35%	311,056	13.55	to	11.03	3,754,278	2.28%	9.51%	to	7.42%
2019	0.45%	to	2.50%	302,972	12.37	to	10.12	3,381,535	2.35%	5.54%	to	3.37%
2018	0.45%	to	2.50%	336,153	11.72	to	9.79	3,587,679	5.48%	-4.72%	to	-6.70%
2017	0.45%	to	2.50%	474,895	12.31	to	10.49	5,376,317	1.82%	8.03%	to	5.82%
2016	0.45%	to	2.50%	529,621	11.39	to	9.92	5,609,974	1.42%	3.48%	to	1.35%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2020	0.45%	to	2.35%	661,036	18.11	to	14.75	10,869,016	4.74%	5.14%	to	3.13%
2019	0.45%	to	2.50%	1,391,901	17.23	to	14.09	21,897,144	4.95%	14.10%	to	11.75%
2018	0.45%	to	2.50%	741,588	15.10	to	12.61	10,341,823	5.11%	-3.19%	to	-5.20%
2017	0.45%	to	2.50%	1,602,379	15.60	to	13.30	23,260,174	4.72%	6.04%	to	3.86%
2016	0.45%	to	2.50%	2,423,168	14.71	to	12.81	33,477,356	5.17%	11.85%	to	9.55%
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2020	0.45%	to	2.15%	1,515,055	11.92	to	11.19	17,592,818	4.47%	5.91%	to	4.10%
2019	0.45%	to	2.15%	1,627,886	11.25	to	10.75	17,947,815	3.45%	7.97%	to	6.13%
2018	0.45%	to	2.20%	1,030,680	10.42	to	10.12	10,630,845	3.11%	-0.17%	to	-1.93%
2017	0.45%	to	2.10%	308,774	10.44	to	10.32	3,204,014	1.57%	4.39%	to	3.24%	****
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2020	0.45%	to	2.35%	1,710,033	11.11	to	9.22	17,170,918	1.08%	2.43%	to	0.47%
2019	0.45%	to	2.35%	1,618,232	10.85	to	9.18	15,989,076	2.69%	3.46%	to	1.48%
2018	0.45%	to	2.45%	1,508,835	10.48	to	8.97	14,627,623	1.78%	-0.22%	to	-2.23%
2017	0.45%	to	2.50%	1,578,738	10.51	to	9.15	15,417,902	1.25%	0.80%	to	-1.27%
2016	0.45%	to	2.50%	2,009,748	10.42	to	9.26	19,677,093	1.38%	0.85%	to	-1.22%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
2020	0.45%	to	2.35%	392,016	6.70	to	5.45	2,356,070	5.96%	0.77%	to	-1.15%
2019	0.45%	to	2.50%	383,884	6.65	to	5.44	2,307,431	4.38%	10.85%	to	8.57%
2018	0.45%	to	2.50%	375,612	6.00	to	5.01	2,041,242	1.93%	-14.59%	to	-16.36%
2017	0.45%	to	2.50%	441,128	7.02	to	5.99	2,828,075	11.15%	1.59%	to	-0.50%
2016	0.45%	to	2.50%	436,023	6.91	to	6.02	2,791,510	0.99%	14.36%	to	12.01%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2020	0.85%	to	1.65%	954,440	10.60	to	10.14	9,966,860	1.13%	1.27%	to	0.46%
2019	0.85%	to	1.65%	614,789	10.47	to	10.10	6,363,966	2.33%	1.82%	to	1.00%
2018	0.85%	to	1.65%	508,079	10.28	to	10.00	5,168,162	2.11%	0.56%	to	-0.26%
2017	0.85%	to	1.65%	300,317	10.23	to	10.02	3,045,668	1.61%	1.44%	to	0.62%
2016	0.85%	to	1.35%	118,194	10.08	to	10.01	1,186,767	1.50%	1.40%	to	0.89%
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2020	0.45%	to	2.35%	2,566,206	13.59	to	11.28	32,286,771	2.00%	8.04%	to	5.98%
2019	0.45%	to	2.45%	2,273,091	12.58	to	10.55	26,632,345	2.91%	7.76%	to	5.60%
2018	0.45%	to	2.45%	2,172,893	11.68	to	9.99	23,791,605	2.45%	-1.08%	to	-3.08%
2017	0.45%	to	2.50%	2,161,616	11.80	to	10.28	24,056,923	1.93%	4.35%	to	2.20%
2016	0.45%	to	2.50%	1,973,591	11.31	to	10.05	21,125,209	1.99%	2.12%	to	0.03%
ProFund VP Asia 30 (PROA30)
2020	0.45%	to	2.10%	86,278	17.23	to	14.41	1,339,522	0.94%	34.94%	to	32.70%
2019	0.45%	to	2.10%	88,772	12.77	to	10.86	1,032,019	0.22%	25.74%	to	23.65%
2018	0.45%	to	2.10%	105,793	10.15	to	8.78	988,559	0.43%	-18.96%	to	-20.32%
2017	0.45%	to	2.10%	167,785	12.53	to	11.02	1,944,286	0.00%	32.28%	to	30.10%
2016	0.45%	to	2.10%	143,905	9.47	to	8.47	1,271,269	1.07%	0.19%	to	-1.47%
ProFund VP Access High Yield Fund (PROAHY)
2020	0.45%	to	2.15%	479,034	17.65	to	14.69	7,679,550	2.43%	-0.51%	to	-2.21%
2019	0.45%	to	2.15%	935,570	17.75	to	15.03	15,411,582	6.22%	11.92%	to	10.01%
2018	0.45%	to	2.15%	270,651	15.86	to	13.66	3,931,262	3.15%	-1.06%	to	-2.76%
2017	0.45%	to	2.15%	588,901	16.03	to	14.05	8,831,381	2.97%	4.32%	to	2.55%
2016	0.45%	to	2.50%	2,239,656	15.36	to	13.37	33,011,718	3.27%	8.51%	to	6.28%
ProFund VP Biotechnology (PROBIO)
2020	0.45%	to	2.50%	158,339	37.22	to	30.44	5,324,274	0.02%	14.86%	to	12.49%
2019	0.45%	to	2.50%	170,578	32.41	to	27.06	5,033,424	0.00%	15.93%	to	13.54%
2018	0.45%	to	2.50%	199,497	27.96	to	23.83	5,127,164	0.00%	-7.17%	to	-9.09%
2017	0.45%	to	2.50%	204,680	30.11	to	26.22	5,713,562	0.00%	21.99%	to	19.49%
2016	0.45%	to	2.50%	199,002	24.69	to	21.94	4,604,995	0.00%	-15.86%	to	-17.59%
ProFund VP Bull (PROBL)
2020	0.45%	to	1.95%	180,015	30.03	to	25.54	4,868,945	0.11%	15.51%	to	13.77%
2019	0.45%	to	2.10%	295,157	26.00	to	22.12	6,997,187	0.20%	28.30%	to	26.18%
2018	0.45%	to	2.10%	288,007	20.26	to	17.53	5,377,030	0.00%	-6.57%	to	-8.13%
2017	0.45%	to	2.50%	546,147	21.69	to	18.49	11,012,733	0.00%	18.81%	to	16.37%
2016	0.45%	to	2.50%	767,266	18.25	to	15.89	13,105,082	0.00%	9.17%	to	6.93%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
ProFund VP Basic Materials (PROBM)
2020	0.45%	to	2.15%	108,885	13.79	to	11.68	1,341,922	0.62%	15.96%	to	13.98%
2019	1.00%	to	2.15%	123,747	11.34	to	10.24	1,332,078	0.35%	16.54%	to	15.19%
2018	0.45%	to	2.15%	198,553	10.15	to	8.89	1,837,646	0.22%	-18.03%	to	-19.44%
2017	0.45%	to	2.15%	1,209,541	12.38	to	11.04	13,903,137	0.45%	22.40%	to	20.32%
2016	0.45%	to	2.15%	708,738	10.11	to	9.17	6,742,656	0.61%	17.96%	to	15.95%
ProFund VP Banks (PROBNK)
2020	1.15%	to	2.45%	46,220	18.17	to	15.99	806,241	1.93%	-16.19%	to	-17.29%
2019	0.45%	to	2.45%	84,306	23.05	to	19.33	1,755,754	0.85%	35.81%	to	33.09%
2018	0.45%	to	2.45%	107,150	16.97	to	14.53	1,662,740	0.35%	-18.27%	to	-19.92%
2017	0.45%	to	2.45%	183,886	20.76	to	18.14	3,531,126	0.25%	17.39%	to	15.04%
2016	0.45%	to	2.45%	236,108	17.69	to	15.77	3,905,956	0.22%	22.68%	to	20.22%
ProFund VP Bear (PROBR)
2020	0.45%	to	1.85%	104,573	1.67	to	1.44	161,552	0.28%	-25.95%	to	-26.99%
2019	0.45%	to	1.85%	105,765	2.26	to	1.97	219,592	0.10%	-23.29%	to	-24.37%
2018	0.45%	to	1.90%	127,905	2.94	to	2.59	347,610	0.00%	3.58%	to	2.07%
2017	0.45%	to	1.90%	161,839	2.84	to	2.54	425,996	0.00%	-18.33%	to	-19.52%
2016	0.45%	to	2.10%	242,023	3.48	to	3.11	788,514	0.00%	-13.44%	to	-14.87%
ProFund VP Consumer Goods (PROCG)
2020	0.45%	to	2.50%	152,990	26.28	to	21.49	3,644,806	0.85%	30.46%	to	27.78%
2019	0.45%	to	2.50%	122,558	20.14	to	16.82	2,258,486	1.37%	25.99%	to	23.40%
2018	0.45%	to	2.50%	118,398	15.99	to	13.63	1,740,145	1.01%	-15.19%	to	-16.95%
2017	0.45%	to	2.50%	137,173	18.85	to	16.41	2,406,014	0.76%	14.54%	to	12.19%
2016	0.45%	to	2.50%	223,172	16.46	to	14.63	3,428,554	0.88%	3.08%	to	0.96%
ProFund VP Consumer Services (PROCS)
2020	0.45%	to	2.50%	114,259	37.14	to	30.38	3,839,652	0.00%	27.77%	to	25.14%
2019	0.45%	to	2.50%	151,101	29.07	to	24.27	4,007,019	0.00%	24.08%	to	21.52%
2018	0.45%	to	2.50%	255,156	23.43	to	19.97	5,512,735	0.00%	0.16%	to	-1.91%
2017	0.45%	to	2.15%	479,056	23.39	to	20.86	10,422,922	0.00%	17.84%	to	15.83%
2016	0.45%	to	2.15%	420,130	19.85	to	18.01	7,857,628	0.00%	3.72%	to	1.95%
ProFund VP Europe 30 (PROE30)
2020	1.15%	to	2.15%	117,813	11.78	to	10.57	1,330,025	2.41%	-10.28%	to	-11.19%
2019	1.15%	to	2.45%	171,311	13.13	to	11.55	2,162,370	2.55%	16.43%	to	14.90%
2018	1.15%	to	2.45%	307,262	11.28	to	10.05	3,332,833	2.46%	-15.12%	to	-16.25%
2017	0.45%	to	2.45%	329,321	14.02	to	12.00	4,231,690	2.17%	19.17%	to	16.79%
2016	0.45%	to	2.45%	266,682	11.77	to	10.28	2,905,976	2.62%	7.33%	to	5.17%
ProFund VP Emerging Markets (PROEM)
2020	0.45%	to	2.35%	204,674	13.35	to	10.87	2,439,966	0.61%	26.15%	to	23.74%
2019	0.45%	to	2.45%	293,464	10.58	to	8.70	2,834,625	0.42%	23.68%	to	21.19%
2018	0.45%	to	2.45%	407,894	8.56	to	7.18	3,193,815	0.25%	-15.65%	to	-17.36%
2017	0.45%	to	2.45%	961,453	10.15	to	8.69	8,997,702	0.07%	32.66%	to	30.01%
2016	0.45%	to	2.45%	538,359	7.65	to	6.68	3,857,383	0.23%	10.51%	to	8.30%
ProFund VP Financials (PROFIN)
2020	0.45%	to	2.50%	107,645	22.88	to	18.71	2,212,031	0.55%	-2.21%	to	-4.23%
2019	0.45%	to	2.50%	211,903	23.39	to	19.53	4,507,432	0.57%	29.68%	to	27.01%
2018	0.45%	to	2.50%	222,206	18.04	to	15.38	3,681,746	0.39%	-10.83%	to	-12.68%
2017	0.45%	to	2.50%	411,042	20.23	to	17.61	7,735,315	0.40%	17.66%	to	15.24%
2016	0.45%	to	2.50%	539,835	17.19	to	15.28	8,705,406	0.34%	14.80%	to	12.44%
ProFund VP U.S. Government Plus (PROGVP)
2020	0.45%	to	2.15%	64,348	22.50	to	18.73	1,307,753	0.04%	20.15%	to	18.09%
2019	0.45%	to	2.15%	59,207	18.73	to	15.86	991,472	0.80%	17.69%	to	15.68%
2018	0.45%	to	2.15%	98,785	15.91	to	13.71	1,434,467	0.93%	-5.85%	to	-7.47%
2017	0.45%	to	2.15%	78,670	16.90	to	14.81	1,213,650	0.45%	9.00%	to	7.14%
2016	0.45%	to	2.15%	99,532	15.51	to	13.83	1,428,728	0.00%	-0.76%	to	-2.45%
ProFund VP Health Care (PROHC)
2020	0.45%	to	2.50%	283,042	32.72	to	26.76	8,342,290	0.00%	13.92%	to	11.58%
2019	0.45%	to	2.50%	299,438	28.72	to	23.98	7,809,334	0.00%	18.83%	to	16.39%
2018	0.45%	to	2.50%	468,993	24.17	to	20.60	10,424,617	0.00%	3.96%	to	1.81%
2017	0.45%	to	2.50%	427,976	23.24	to	20.24	9,224,591	0.00%	20.37%	to	17.90%
2016	0.45%	to	2.50%	406,975	19.31	to	17.16	7,373,999	0.00%	-4.48%	to	-6.45%
ProFund VP Industrials (PROIND)
2020	0.45%	to	1.95%	137,088	26.31	to	22.72	3,275,335	0.15%	16.24%	to	14.48%
2019	0.45%	to	2.10%	215,109	22.64	to	19.58	4,453,874	0.00%	29.91%	to	27.75%
2018	0.45%	to	2.10%	210,118	17.43	to	15.33	3,377,934	0.08%	-13.16%	to	-14.61%
2017	0.45%	to	2.35%	809,946	20.07	to	17.65	15,114,755	0.18%	21.85%	to	19.53%
2016	0.45%	to	2.35%	792,642	16.47	to	14.77	12,284,545	0.24%	17.02%	to	14.79%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
ProFund VP International (PROINT)
2020	0.45%	to	1.90%	59,105	13.97	to	11.95	747,861	0.46%	4.43%	to	2.90%
2019	0.45%	to	2.15%	85,671	13.38	to	11.33	1,044,127	0.30%	18.73%	to	16.71%
2018	0.45%	to	2.15%	168,183	11.27	to	9.71	1,744,744	0.00%	-16.14%	to	-17.58%
2017	0.45%	to	2.15%	471,324	13.44	to	11.78	5,857,806	0.00%	21.25%	to	19.19%
2016	0.45%	to	2.15%	184,497	11.08	to	9.88	1,918,056	0.00%	-1.37%	to	-3.05%
ProFund VP Japan (PROJP)
2020	0.65%	to	1.95%	60,367	19.91	to	17.30	1,097,012	0.26%	15.18%	to	13.67%
2019	0.45%	to	1.95%	58,131	17.63	to	15.22	927,591	0.12%	19.46%	to	17.66%
2018	0.45%	to	1.95%	108,051	14.76	to	12.94	1,451,889	0.00%	-12.03%	to	-13.37%
2017	0.45%	to	2.15%	130,637	16.77	to	14.70	2,025,863	0.00%	17.92%	to	15.91%
2016	0.45%	to	2.15%	131,868	14.23	to	12.68	1,748,199	0.00%	-0.04%	to	-1.74%
ProFund VP NASDAQ-100 (PRON)
2020	0.45%	to	2.35%	311,445	55.26	to	45.00	15,478,251	0.00%	44.91%	to	42.15%
2019	0.45%	to	2.45%	297,895	38.13	to	31.35	10,348,193	0.00%	36.09%	to	33.35%
2018	0.45%	to	2.45%	430,013	28.02	to	23.51	11,016,876	0.00%	-2.31%	to	-4.29%
2017	0.45%	to	2.45%	416,081	28.68	to	24.56	11,037,773	0.00%	29.79%	to	27.19%
2016	0.45%	to	2.45%	513,642	22.10	to	19.31	10,640,584	0.00%	4.78%	to	2.68%
ProFund VP Internet (PRONET)
2020	0.45%	to	2.10%	180,824	48.44	to	41.22	7,950,385	0.00%	50.14%	to	47.66%
2019	0.45%	to	2.15%	193,641	32.26	to	27.79	5,710,690	0.00%	17.50%	to	15.50%
2018	0.45%	to	2.35%	270,452	27.46	to	23.69	6,850,378	0.00%	4.46%	to	2.45%
2017	0.45%	to	2.45%	248,719	26.29	to	22.96	6,102,225	0.00%	35.44%	to	32.73%
2016	0.45%	to	2.45%	231,575	19.41	to	17.30	4,238,715	0.00%	5.06%	to	2.95%
ProFund VP Oil & Gas (PROOG)
2020	0.45%	to	2.15%	473,384	6.47	to	5.39	2,715,035	2.34%	-34.76%	to	-35.87%
2019	0.45%	to	2.50%	471,307	9.92	to	8.11	4,183,328	1.32%	8.03%	to	5.80%
2018	0.45%	to	2.50%	667,510	9.18	to	7.67	5,541,878	1.49%	-20.58%	to	-22.23%
2017	0.45%	to	2.50%	1,078,772	11.57	to	9.86	11,351,303	1.17%	-3.61%	to	-5.59%
2016	0.45%	to	2.50%	1,258,835	12.00	to	10.44	13,903,142	1.35%	23.63%	to	21.09%
ProFund VP Pharmaceuticals (PROPHR)
2020	1.15%	to	2.50%	71,865	22.01	to	19.27	1,515,965	0.11%	11.22%	to	9.70%
2019	1.15%	to	2.50%	72,161	19.79	to	17.56	1,368,833	0.82%	12.73%	to	11.19%
2018	0.45%	to	2.50%	114,663	18.53	to	15.80	1,933,296	0.91%	-6.62%	to	-8.56%
2017	0.45%	to	2.50%	102,623	19.84	to	17.27	1,870,010	0.86%	9.86%	to	7.61%
2016	0.45%	to	2.50%	137,426	18.06	to	16.05	2,312,517	0.82%	-4.17%	to	-6.13%
ProFund VP Precious Metals (PROPM)
2020	0.45%	to	2.20%	780,670	5.58	to	4.70	3,919,450	0.21%	23.55%	to	21.38%
2019	0.45%	to	2.50%	756,943	4.51	to	3.77	3,095,173	0.04%	45.32%	to	42.33%
2018	0.45%	to	2.50%	599,884	3.11	to	2.65	1,703,984	0.00%	-13.86%	to	-15.65%
2017	0.45%	to	2.50%	1,078,639	3.61	to	3.14	3,596,520	0.00%	4.81%	to	2.65%
2016	0.45%	to	2.50%	1,076,007	3.44	to	3.06	3,478,027	0.00%	55.12%	to	51.93%
ProFund VP Real Estate (PRORE)
2020	1.15%	to	2.10%	132,130	15.75	to	14.34	1,999,020	1.57%	-7.37%	to	-8.26%
2019	0.45%	to	2.50%	186,330	18.07	to	15.09	3,073,256	1.72%	26.19%	to	23.59%
2018	0.45%	to	2.50%	179,981	14.32	to	12.21	2,368,094	2.24%	-6.12%	to	-8.07%
2017	0.45%	to	2.50%	198,500	15.26	to	13.28	2,814,335	0.75%	7.56%	to	5.36%
2016	0.45%	to	2.50%	242,989	14.18	to	12.61	3,246,449	1.24%	5.25%	to	3.09%
ProFund VP Rising Rates Opportunity (PRORRO)
2020	1.15%	to	2.15%	144,436	1.92	to	1.73	266,692	0.57%	-27.54%	to	-28.28%
2019	1.15%	to	2.15%	93,206	2.65	to	2.41	242,807	0.25%	-18.37%	to	-19.19%
2018	0.45%	to	2.15%	141,625	3.46	to	2.98	447,831	0.00%	3.69%	to	1.91%
2017	0.45%	to	2.15%	80,657	3.33	to	2.92	249,284	0.00%	-12.30%	to	-13.79%
2016	0.45%	to	2.35%	849,813	3.80	to	3.34	3,009,715	0.00%	-5.59%	to	-7.38%
ProFund VP Semiconductor (PROSCN)
2020	1.15%	to	2.15%	91,570	44.79	to	40.59	3,958,496	0.33%	43.19%	to	41.74%
2019	0.45%	to	2.15%	122,877	33.25	to	28.64	3,716,312	0.33%	49.10%	to	46.56%
2018	0.45%	to	2.15%	117,026	22.30	to	19.54	2,400,558	0.00%	-10.64%	to	-12.17%
2017	0.45%	to	2.45%	248,980	24.95	to	21.80	5,799,352	0.20%	34.95%	to	32.25%
2016	0.45%	to	2.15%	196,042	18.49	to	16.77	3,414,804	0.14%	27.13%	to	24.97%
ProFund VP Short Emerging Markets (PROSEM)
2020	1.15%	to	1.90%	10,455	2.83	to	2.61	28,810	0.19%	-32.54%	to	-33.05%
2019	1.15%	to	1.90%	26,545	4.20	to	3.90	107,253	0.51%	-21.90%	to	-22.49%
2018	1.15%	to	2.15%	17,091	5.38	to	4.92	89,337	0.00%	11.28%	to	10.15%
2017	0.85%	to	2.30%	27,944	4.95	to	4.42	133,537	0.00%	-28.45%	to	-29.50%
2016	1.15%	to	2.30%	16,032	6.78	to	6.27	106,769	0.00%	-17.20%	to	-18.16%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
ProFund VP Short International (PROSIN)
2020	0.45%	to	1.90%	32,696	3.08	to	2.64	91,768	0.35%	-17.32%	to	-18.52%
2019	1.15%	to	2.15%	34,625	3.48	to	3.16	118,279	0.49%	-18.37%	to	-19.19%
2018	0.45%	to	2.15%	81,124	4.54	to	3.91	337,240	0.00%	14.95%	to	12.98%
2017	1.15%	to	2.30%	24,141	3.74	to	3.42	86,875	0.00%	-21.55%	to	-22.46%
2016	0.65%	to	2.30%	102,919	4.93	to	4.41	483,657	0.00%	-6.51%	to	-8.06%
ProFund VP Short NASDAQ-100 (PROSN)
2020	1.25%	to	2.15%	7,470	0.74	to	0.67	5,396	0.18%	-43.49%	to	-44.01%
2019	0.45%	to	2.15%	35,106	1.42	to	1.20	47,628	0.24%	-28.38%	to	-29.60%
2018	0.45%	to	2.15%	62,189	1.98	to	1.70	114,021	0.00%	-3.33%	to	-4.99%
2017	1.25%	to	2.15%	60,228	1.92	to	1.79	112,769	0.00%	-26.18%	to	-26.85%
2016	0.45%	to	2.15%	280,028	2.75	to	2.45	709,190	0.00%	-10.46%	to	-11.99%
ProFund VP Technology (PROTEC)
2020	0.45%	to	2.50%	302,431	46.67	to	38.17	12,745,984	0.00%	44.15%	to	41.19%
2019	0.45%	to	2.50%	328,072	32.38	to	27.04	9,623,277	0.00%	44.53%	to	41.56%
2018	0.45%	to	2.50%	399,001	22.40	to	19.10	8,153,457	0.00%	-2.74%	to	-4.75%
2017	0.45%	to	2.15%	619,987	23.03	to	20.54	13,212,314	0.05%	34.58%	to	32.29%
2016	0.45%	to	2.45%	284,726	17.12	to	15.26	4,559,670	0.00%	11.84%	to	9.60%
ProFund VP Telecommunications (PROTEL)
2020	1.15%	to	2.10%	39,573	13.70	to	12.48	524,030	0.86%	1.96%	to	0.98%
2019	1.15%	to	2.10%	35,330	13.43	to	12.36	458,600	1.89%	13.45%	to	12.36%
2018	1.15%	to	2.10%	30,152	11.84	to	11.00	346,747	4.41%	-16.09%	to	-16.90%
2017	0.45%	to	2.35%	66,977	14.79	to	13.01	918,448	3.10%	-2.56%	to	-4.42%
2016	0.45%	to	2.45%	94,732	15.18	to	13.53	1,352,938	1.63%	21.11%	to	18.69%
ProFund VP UltraNASDAQ-100 (PROUN)
2020	0.45%	to	2.10%	200,292	220.98	to	184.94	40,412,495	0.00%	85.46%	to	82.39%
2019	1.15%	to	2.10%	55,271	111.30	to	101.39	5,987,086	0.00%	77.60%	to	75.89%
2018	0.45%	to	2.15%	71,560	66.62	to	57.39	4,393,333	0.00%	-10.04%	to	-11.59%
2017	0.45%	to	2.50%	78,230	74.05	to	63.16	5,342,361	0.00%	67.57%	to	64.14%
2016	0.45%	to	2.50%	118,652	44.19	to	38.48	4,959,448	0.00%	8.13%	to	5.91%
ProFund VP UltraShort NASDAQ-100 (PROUSN)
2020	1.15%	to	1.90%	3,064,367	0.04			128,815	0.31%	-71.79%	to	-72.01%
2019	1.15%	to	1.85%	938,948	0.16	to	0.15	143,150	0.53%	-51.07%	to	-51.42%
2018	1.15%	to	2.15%	1,302,919	0.32	to	0.29	407,004	0.00%	-12.61%	to	-13.50%
2017	1.15%	to	2.15%	612,696	0.37	to	0.34	218,981	0.00%	-45.57%	to	-46.12%
2016	1.15%	to	2.15%	620,012	0.67	to	0.63	405,179	0.00%	-21.13%	to	-21.92%
ProFund VP Utilities (PROUTL)
2020	0.45%	to	2.10%	183,766	21.94	to	18.67	3,634,233	1.44%	-2.84%	to	-4.45%
2019	0.45%	to	2.35%	320,351	22.58	to	19.11	6,600,645	1.19%	22.32%	to	19.99%
2018	0.45%	to	2.35%	685,615	18.46	to	15.92	11,622,549	1.57%	2.42%	to	0.45%
2017	0.45%	to	2.50%	260,362	18.02	to	15.69	4,345,625	2.33%	10.14%	to	7.88%
2016	0.45%	to	2.50%	307,568	16.36	to	14.54	4,714,339	1.16%	14.56%	to	12.21%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2020	0.85%	to	1.65%	718,106	15.37	to	14.70	10,845,002	1.52%	4.90%	to	4.06%
2019	0.85%	to	1.65%	494,293	14.65	to	14.13	7,145,265	1.77%	29.30%	to	28.25%
2018	0.85%	to	1.65%	406,601	11.33	to	11.02	4,558,995	0.61%	-9.27%	to	-10.01%
2017	0.85%	to	1.65%	296,870	12.49	to	12.24	3,678,151	1.27%	17.77%	to	16.82%
2016	0.85%	to	1.55%	162,774	10.60	to	10.49	1,718,133	1.40%	12.68%	to	11.89%
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2020	1.55%			4	13.48			54	0.00%	34.81%		*	***
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2020	0.85%	to	1.65%	1,479,758	16.75	to	16.03	24,398,216	0.00%	28.17%	to	27.14%
2019	0.85%	to	1.65%	1,284,265	13.07	to	12.61	16,568,598	0.00%	27.54%	to	26.51%
2018	0.85%	to	1.65%	1,017,768	10.25	to	9.97	10,322,465	0.00%	0.00%	to	-0.82%
2017	0.85%	to	1.65%	740,093	10.25	to	10.05	7,527,628	0.00%	26.23%	to	25.21%
2016	0.85%	to	1.65%	451,417	8.12	to	8.02	3,649,358	0.00%	-11.47%	to	-12.19%
VanEck VIP Trust - Emerging Markets Fund: Class S (VEEMS)
2020	0.85%	to	1.35%	56,522	11.60	to	11.44	650,746	2.25%	15.90%	to	15.32%
2019	1.00%	to	1.35%	23,508	9.98	to	9.92	234,156	0.23%	28.93%	to	28.47%
2018	1.00%	to	1.35%	14,262	7.74	to	7.72	110,327	0.00%	-22.58%	to	-22.77%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2020	0.85%	to	2.35%	282,879	16.94	to	16.02	4,709,123	3.21%	37.45%	to	35.38%
2019	0.45%	to	1.90%	236,115	12.46	to	11.98	2,876,035	0.00%	38.12%	to	36.11%
2018	0.45%	to	1.95%	284,202	9.02	to	8.79	2,524,700	1.81%	-16.96%	to	-18.21%
2017	1.00%	to	1.65%	45,104	10.71	to	10.66	483,239	0.00%	7.09%	to	6.62%	****
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	0.45%	to	2.10%	553,456	6.17	to	5.25	3,086,933	1.04%	18.58%	to	16.61%
2019	0.45%	to	2.50%	496,103	5.21	to	4.35	2,347,710	0.00%	11.37%	to	9.07%
2018	0.45%	to	2.50%	560,536	4.67	to	3.98	2,401,058	0.00%	-28.60%	to	-30.08%
2017	0.45%	to	2.50%	688,632	6.55	to	5.70	4,178,307	0.00%	-2.14%	to	-4.15%
2016	0.45%	to	2.50%	877,139	6.69	to	5.94	5,499,904	0.35%	43.06%	to	40.13%
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
2020	0.85%	to	1.65%	908,643	8.87	to	8.48	7,937,824	0.74%	17.82%	to	16.87%
2019	0.85%	to	1.65%	976,376	7.53	to	7.26	7,253,739	0.00%	10.60%	to	9.71%
2018	0.85%	to	1.65%	737,610	6.81	to	6.62	4,966,791	0.00%	-29.03%	to	-29.61%
2017	0.85%	to	1.65%	565,610	9.59	to	9.40	5,382,630	0.00%	-2.80%	to	-3.58%
2016	0.85%	to	1.65%	309,007	9.87	to	9.75	3,036,037	0.23%	42.20%	to	41.05%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2020	0.65%	to	1.90%	311,492	10.60	to	10.38	3,276,458	1.16%	-2.19%	to	-3.42%
2019	0.85%	to	1.90%	303,188	10.83	to	10.75	3,274,637	2.56%	8.27%	to	7.51%	****

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2020

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 19, 2021

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2020	2019

Admitted assets
Invested assets
Bonds	$37,207	$35,124
Stocks	2,835	2,622
Mortgage loans, net of allowance	7,783	7,655
Policy loans	888	903
Derivative assets	51	94
Cash, cash equivalents and short-term investments	461	556
Securities lending collateral assets	101	132
Other invested assets	955	958
Total invested assets	$50,281	$48,044
Accrued investment income	692	573
Deferred federal income tax assets, net	642	601
Federal income tax receivable	11	108
Other assets	184	152
Separate account assets	114,407	105,655
Total admitted assets	$166,217	$155,133

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$41,002	$39,139
Policyholders dividend accumulation	430	452
Short-term debt	3	203
Asset valuation reserve	466	479
Payable for securities	177	113
Derivative liabilities	87	23
Securities lending payable	101	132
Other liabilities	1,929	1,682
Accrued transfers from separate accounts	(1,490)	(1,567)
Separate account liabilities	114,407	105,655
Total liabilities	$157,112	$146,311

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	1,998	1,998
Unassigned surplus	6,003	5,720
Total capital and surplus	$9,105	$8,822
Total liabilities, capital and surplus	$166,217	$155,133

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2020	2019	2018

Revenues
Premiums and annuity considerations	$10,637	$10,168	$9,829
Net investment income	2,107	1,974	1,927
Amortization of interest maintenance reserve	-	(2)	(1)
Other revenues	2,372	2,312	2,240
Total revenues	$15,116	$14,452	$13,995

Benefits and expenses
Benefits to policyholders and beneficiaries	$15,013	$14,782	$13,961
Increase in reserves for future policy benefits and claims	1,627	1,501	736
Net transfers from separate accounts	(3,544)	(3,747)	(2,468)
Commissions	646	674	670
Dividends to policyholders	36	38	40
Reserve adjustment on reinsurance assumed	(172)	(246)	(352)
Other expenses	444	417	398
Total benefits and expenses	$14,050	$13,419	$12,985

Income before federal income tax expense and net realized capital losses on investments	$1,066	$1,033	$1,010
Federal income tax expense (benefit)	4	(73)	64

Income before net realized capital losses on investments	$1,062	$1,106	$946
Net realized capital (losses) on investments, net of federal income tax (benefit) expense of $(26), $7 and $8 in 2020, 2019 and 2018, respectively, and excluding $(4), $0 and $(1) of net realized capital (losses) transferred to the interest maintenance reserve in 2020, 2019 and 2018, respectively	(575)	(477)	(235)
Net income	$487	$629	$711

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide
Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of ($3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2020	2019	2018

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,648	$10,184	$9,812
Net investment income	2,034	1,825	2,041
Other revenue	2,664	2,708	2,329
Policy benefits and claims paid	(14,886)	(14,778)	(13,947)
Commissions, operating expenses and taxes, other than federal income tax paid	(885)	(847)	(710)
Net transfers from separate accounts	3,620	3,805	2,606
Policyholders’ dividends paid	(38)	(40)	(45)
Federal income taxes recovered	121	87	74
Net cash provided by operating activities	$3,278	$2,944	$2,160

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,404	$3,547	$3,366
Stocks	37	58	1
Mortgage loans	640	910	580
Derivative assets	-	4	560
Other assets	905	381	190
Total investment proceeds	$4,986	$4,900	$4,697
Cost of investments acquired:
Bonds	$(5,527)	$(6,327)	$(4,499)
Stocks	(517)	(454)	(608)
Mortgage loans	(769)	(800)	(762)
Derivative assets	(580)	(687)	-
Other assets	(837)	(340)	(610)
Total investments acquired	$(8,230)	$(8,608)	$(6,479)
Net decrease in policy loans	15	2	36
Net cash used in investing activities	$(3,229)	$(3,706)	$(1,746)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$-	$400	$-
Capital contribution from Nationwide Financial Services, Inc.	-	600	435
Net change in deposits on deposit-type contract funds and other insurance liabilities	160	(714)	228
Net change in short-term debt	(200)	(162)	365
Derivative liabilities	65	2	(135)
Other cash (used) provided	(169)	93	(172)
Net cash (used in) provided by financing activities and miscellaneous	$(144)	$219	$721

Net (decrease) increase in cash, cash equivalents and short-term investments	$(95)	$(543)	$1,135
Cash, cash equivalents and short-term investments at beginning of year	556	1,099	(36)
Cash, cash equivalents and short-term investments at end of year	$461	$556	$1,099
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$799	$592	$573
Intercompany transfer of securities	$-	$6	$108
Intercompany transfer of mortgages	$-	$-	$155

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC completed the transition away from utilizing the exclusive agent model in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2020 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers fixed indexed annuity contracts and individual annuity contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2020 and 2019, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $711 million and $411 million as of December 31, 2020 and 2019, respectively. The prescribed practice related to NLAIC guaranteed risks, increased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $523 million and $226 million as of December 31, 2020 and 2019, respectively.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2020 and 2019.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2020	As of December 31, 2019

Capital and Surplus
Statutory Capital and Surplus			OH	$9,105	$8,822
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	711	411
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(523)	(226)
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$9,226	$8,940

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of 2019, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and, effective December 31, 2020, amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value. As of December 31, 2019, short-term investments also included amounts on deposit with NCMC.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company has sold $2.3 billion, $2.2 billion and $2.0 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2020, 2019 and 2018, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $100 million and $116 million as of December 31, 2020 and 2019, respectively. All unamortized goodwill as of December 31, 2020 and 2019, is related to the acquisition of JNF, which represents 55% and 69%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2020 and 2019. Amortization of goodwill totaled $16 million for the years ended December 31, 2020, 2019 and 2018. No goodwill was impaired during these periods.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2020 and 2019, and 50% of the number of life insurance policies in force in 2020 and 2019. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2020 and 2019.

Accounting Changes and Corrections of Errors

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020 the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregate approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Recently Adopted Accounting Standard

In December 2020, the Company adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”). The adopted revisions require internal cash pooling arrangements to meet certain criteria to be considered qualified cash pools, with investments in qualifying pools reported as cash equivalents on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s cash pool meets the criteria to be considered a qualified cash pool under SSAP No. 2R. The internal cash pooling arrangement with NCMC was historically classified as short-term investments, resulting in a change in classification to cash equivalents.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. The COVID-19 pandemic conditions create financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, life insurance mortality and credit allowance exposure. Although impacting certain sales and revenues, none of the aforementioned items have had a material impact on the overall financial condition of the Company. The extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Subsequent Events

The Company evaluated subsequent events through March 19, 2021, the date the statutory financial statements were issued.

The Department is in the process of implementing Ohio Administrative Code 3901-1-67, Alternative Derivative and Reserve Accounting Practices (“the Rule”). Once adopted and implemented, the Rule will constitute a prescribed practice as contemplated by the NAIC SAP. The prescribed practice is to allow Ohio-domiciled insurance companies to utilize certain alternative derivative and reserve accounting practices for eligible derivative instruments and indexed products, respectively, in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Effective March 15, 2021, the Department allows Ohio-domiciled insurance companies the option to immediately utilize the alternative derivative and reserve accounting practices contemplated by the Rule. The Company plans to adopt the prescribed practice allowed under the Rule effective January 1, 2021. The Company continues to evaluate the impact of the adoption.

On March 9, 2021, the Company’s Board of Directors declared an ordinary dividend of up to $550 million payable to NFS on or around March 24, 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$190	$162	$-	$352	0%
At book value less current surrender charge of 5% or more	219	-	-	219	0%
At fair value	-	-	65,990	65,990	92%
Total with market value adjustment or at fair value	$409	$162	$65,990	$66,561	92%
At book value without adjustment (minimal or no charge or adjustment)	3,480	-	8	3,488	5%
Not subject to discretionary withdrawal	1,755	-	62	1,817	3%
Total, gross	$5,644	$162	$66,060	$71,866	100%
Less: Reinsurance ceded	(112)	-	-	(112)
Total, net	$5,532	$162	$66,060	$71,754
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$67	$-	$-	$67

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$128	$-	$-	$128

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$17,393	$2,483	$-	$19,876	43%
At book value less current surrender charge of 5% or more	3	-	-	3	0%
At fair value	-	-	19,670	19,670	43%
Total with market value adjustment or at fair value	$17,396	$2,483	$19,670	$39,549	86%
At book value without adjustment (minimal or no charge or adjustment)	6,000	-	-	6,000	13%
Not subject to discretionary withdrawal	591	-	3	594	1%
Total, gross	$23,987	$2,483	$19,673	$46,143	100%
Less: Reinsurance ceded	(58)	-	-	(58)
Total, net	$23,929	$2,483	$19,673	$46,085
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$3	$-	$-	$3

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$1	$-	$-	$1

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	12	-	12	0%
Total with market value adjustment or at fair value	$14	$-	$14	0%
At book value without adjustment (minimal or no charge or adjustment)	728	3	731	22%
Not subject to discretionary withdrawal	2,540	13	2,553	78%
Total, gross	$3,282	$16	$3,298	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,282	$16	$3,298

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$29,445	$27,880
Supplemental contracts with life contingencies, net	16	17
Deposit-type contracts	3,282	3,122
Subtotal	$32,743	$31,019
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$88,378	$82,264
Other contract deposit funds	16	16
Subtotal	$88,394	$82,280
Total annuity actuarial reserves and deposit fund liabilities, net	$121,137	$113,299

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed[1]
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2020
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,585	2,600	2,764	-	-	-
Universal life with secondary guarantees	360	288	720	-	-	-
Indexed universal life with secondary guarantees	179	130	191	-	-	-
Other permanent cash value life insurance	-	1,300	2,607	-	-	-
Variable life	1,887	1,965	2,060	24,591	24,581	24,582
Miscellaneous reserves	-	-	-	-	-	9
Subtotal	$5,011	$6,294	$8,353	$24,591	$24,581	$24,591
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	275	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	13	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	30	-	-	-
Total, gross	$5,011	$6,294	$8,730	$24,591	$24,581	$24,591
Less: reinsurance ceded	(10)	(10)	(240)	-	-	-
Total, net	$5,001	$6,284	$8,490	$24,591	$24,581	$24,591
1

In 2020, the classification of certain group life insurance policies was changed from separate accounts with guarantees to separate accounts nonguaranteed as a result of a change in the reserve valuation basis, as described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	$21,840	$19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	$21,840	$19,596

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Life Insurance, net	$8,400	$8,292
Accidental death benefits, net	1	1
Disability - active lives, net	12	10
Disability - disabled lives, net	51	52
Miscellaneous reserves, net	26	32
Subtotal	$8,490	$8,387
Separate accounts annual statement:
Life insurance[1]	$24,884	$22,138
Miscellaneous reserves	9	5
Subtotal	$24,893	$22,143
Total life actuarial reserves, net	$33,383	$30,530
1

In 2020, life insurance account value, cash value and reserve includes separate accounts with guarantees of $302 million for universal life. In 2019, life insurance account value, cash value and reserve includes separate accounts with guarantees of $297 million and $2.2 billion for universal life and variable life, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2020:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
Meridian Management Group, LLC	22-3713596	Not Exclusive	Accident & health	U / P / B	$42
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	26
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	41
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	7
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	90
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	14
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	75
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	75
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	19
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	28
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	70
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	9
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	1
Total Direct Premiums Written and Produced					$497
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2020		December 31, 2019
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$71,875	$-	$67,222	$-
Group annuities	17,550	-	16,187	-
Life insurance	24,982	-	22,246	-
Total	$114,407	$-	$105,655	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2020	$26	$631
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2020
Premiums, considerations or deposits	$-	$417	$-	$5,392	$5,809
Reserves
For accounts with assets at:
Fair value	$-	$2,480	$166	$110,340	$112,986
Amortized cost	-	302	-	-	302
Total reserves	$-	$2,782	$166	$110,340	$113,288
By withdrawal characteristics:
With market value adjustment	$-	$2,480	$166	$-	$2,646
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	110,252	110,252
At book value without market value adjustment and with current surrender charge less than 5%	-	302	-	11	313
Subtotal	$-	$2,782	$166	$110,263	$113,211
Not subject to discretionary withdrawal	-	-	-	77	77
Total reserves[1]	$-	$2,782	$166	$110,340	$113,288
1

The total reserves balance does not equal the liabilities related to separate accounts of $114.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.1 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423

1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

		December 31,
(in millions)	2020	2019	2018
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$5,809	$6,142	$6,392
Transfers from separate accounts	(8,921)	(9,470)	(8,461)
Net transfers from separate accounts	$(3,112)	$(3,328)	$(2,069)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(337)	(321)	(303)
Fees not included in general account transfers	(67)	(68)	(58)
Other miscellaneous adjustments not included in the general account balance	(28)	(30)	(38)
Transfers as reported in the statutory statements of operations	$(3,544)	$(3,747)	$(2,468)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2020
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	370	59	-	429
Political subdivisions	343	71	-	414
Special revenues	2,763	564	-	3,327
Industrial and miscellaneous	26,583	3,656	46	30,193
Loan-backed and structured securities	7,141	336	37	7,440
Total bonds	$37,207	$4,686	$83	$41,810
Common stocks unaffiliated	$142	$-	$-	$142
Preferred stocks unaffiliated	97	12	-	109
Total unaffiliated stocks[1]	$239	$12	$-	$251
Total bonds and unaffiliated stocks[1]	$37,446	$4,698	$83	$42,061

December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Preferred stocks unaffiliated	55	4	-	59
Total unaffiliated stocks[1]	$236	$4	$-	$240
Total bonds and unaffiliated stocks[1]	$35,360	$2,718	$103	$37,975

1

Excludes affiliated common stocks with a carrying value of $2.6 billion and $2.4 billion as of December 31, 2020 and 2019, respectively. Affiliated common stocks includes investment in NLAIC and JNF of $2.4 billion and $180 million as of December 31, 2020, respectively, and $2.2 billion and $169 million as of December 31, 2019, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2020. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,314	$1,331
Due after one year through five years	7,925	8,441
Due after five years through ten years	9,450	10,557
Due after ten years	11,377	14,041
Total bonds excluding loan-backed and structured securities	$30,066	$34,370
Loan-backed and structured securities	7,141	7,440
Total bonds	$37,207	$41,810

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2020
Bonds:
States, territories and possessions	$1	$-	$-	$-	$1	$-
Special revenues	14	-	-	-	14	-
Industrial and miscellaneous	636	27	408	38	1,044	65
Loan-backed and structured securities	1,454	15	870	23	2,324	38
Total bonds	$2,105	$42	$1,278	$61	$3,383	$103
Common stocks unaffiliated	21	4	-	-	21	4
Preferred stocks unaffiliated	9	-	-	-	9	-
Total bonds and stocks	$2,135	$46	$1,278	$61	$3,413	$107

December 31, 2019
Bonds:
States, territories and possessions	$23	$1	$-	$-	$23	$1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

As of December 31, 2020, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Amortized cost:
Loans with non-specific reserves	$7,819	$7,675
Loans with specific reserves	12	14
Total amortized cost	$7,831	$7,689
Valuation allowance:
Non-specific reserves	$45	$31
Specific reserves	3	3
Total valuation allowance[1]	$48	$34
Mortgage loans, net of allowance	$7,783	$7,655

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2020, 2019, and 2018 were immaterial.

As of December 31, 2020 and 2019, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2020
Apartment	$2,988	$25	$3,013	$2,993	$20	$3,013
Industrial	1,026	-	1,026	1,005	21	1,026
Office	1,307	-	1,307	1,304	3	1,307
Retail	2,155	27	2,182	2,169	13	2,182
Other	218	-	218	218	-	218
Total[1]	$7,694	$52	$7,746	$7,689	$57	$7,746
Weighted average DSC ratio	2.21	1.52	2.20	2.21	0.91	2.20
Weighted average LTV ratio	57%	98%	57%	57%	65%	57%

December 31, 2019
Apartment	$2,906	$124	$3,030	$3,018	$12	$3,030
Industrial	906	-	906	905	1	906
Office	1,306	-	1,306	1,291	15	1,306
Retail	2,162	9	2,171	2,151	20	2,171
Other	205	-	205	205	-	205
Total[1]	$7,485	$133	$7,618	$7,570	$48	$7,618
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

1	Excludes $85 million and $71 million of commercial mortgage loans that were under development as of December 31, 2020 and 2019, respectively.

As of December 31, 2020 and 2019, the Company has a diversified mortgage loan portfolio with no more than 24% and 23%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2020 were 4.3% and 1.9%, respectively, and for those originated or acquired during 2019 were 12.0% and 3.1%, respectively. As of December 31, 2020 and 2019, the maximum LTV ratio of any one loan at the time of loan origination was 80% and 82%, respectively. As of December 31, 2020 and 2019, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $244 million and $306 million as of December 31, 2020 and 2019, respectively. The Company held $101 million and $132 million of cash collateral on securities lending as of December 31, 2020 and 2019, respectively. As of December 31, 2020, the carrying value and fair value of reinvested collateral assets was $101 million. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. The fair value of bonds acquired with reinvested collateral assets was $103 million and $134 million as of December 31, 2020 and 2019, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $148 million and $180 million of non-cash collateral on securities lending as of December 31, 2020 and 2019, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Bonds	$1,419	$1,408	$1,378
Mortgage loans	339	353	335
Other invested assets	384	225	228
Policy loans	43	45	54
Other	41	51	41
Gross investment income	$2,226	$2,082	$2,036
Investment expenses	(119)	(108)	(109)
Net investment income	$2,107	$1,974	$1,927

There was no investment income due and accrued that was nonadmitted as of December 31, 2020 and 2019.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2020	2019	2018
Gross gains on sales	$36	$71	$22
Gross losses on sales	(42)	(21)	(16)
Net realized (losses) gains on sales	$(6)	$50	$6
Net realized derivative losses	(521)	(515)	(226)
Other-than-temporary impairments	(78)	(5)	(8)
Total net realized losses on sales	$(605)	$(470)	$(228)
Tax (benefit) expense on net losses	(26)	7	8
Net realized capital losses, net of tax	$(579)	$(477)	$(236)
Less: Realized losses transferred to the IMR	(4)	-	(1)
Net realized capital losses, net of tax and transfers to the IMR	$(575)	$(477)	$(235)

For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively. For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2020 and 2019.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $483 million and $496 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, there were $21 million and $45 million of commitments to purchase private placement bonds and $114 million and $147 million of outstanding commitments to fund mortgage loans, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2020 and 2019, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2020
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	-	-	-	-	-
Cross currency swaps	1,524	(36)	75	(49)	-
Futures	3,342	-	-	-	-
Total	$4,873	$(37)	$75	$(50)	$(1)

December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

Of the $75 million and $105 million of fair value of derivative assets as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company received $35 million and $68 million of cash collateral and $22 million and $45 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Of the $50 million and $20 million of fair value of derivative liabilities as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company posted $28 million and $3 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $280 million and $128 million as of December 31, 2020 and 2019, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2020	2019	2018	2020	2019	2018
Interest rate swaps	$-	$-	$(5)	$-	$-	$35
Options	-	3	(313)	(1)	4	244
Cross currency swaps	4	(1)	-	(102)	(13)	65
Futures	(525)	(517)	92	1	(169)	132
Total	$(521)	$(515)	$(226)	$(102)	$(178)	$476

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2020:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$4	$1	$-	$5
Common stocks unaffiliated	53	88	1	-	142
Separate account assets	109,265	2,047	58	2,720	114,090
Assets at fair value	$109,318	$2,139	$60	$2,720	$114,237
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1
The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2019	$6	$1	$6	$87	$100
Net gains (losses):
In operations	(2)	-	-	-	(2)
In surplus	5	-	(1)	(17)	(13)
Purchases	2	-	-	-	2
Sales	(9)	-	(5)	(12)	(26)
Transfers into Level 3	1	-	-	-	1
Transfers out of Level 3	(2)	-	-	-	(2)
Balance as of December 31, 2020	$1	$1	$-	$58	$60
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2020 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$3	$6	$-	$9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	$105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100

1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2020
Assets:
Bonds[1]	$1,366	$39,072	$1,367	$41,805	$37,202
Preferred stocks unaffiliated	-	104	5	109	97
Mortgage loans, net of allowance	-	-	7,952	7,952	7,783
Policy loans	-	-	888	888	888
Derivative assets	-	75	-	75	51
Cash, cash equivalents and short-term investments	(90)	551	-	461	461
Securities lending collateral assets	101	-	-	101	101
Separate account assets	7	368	-	375	317
Total assets	$1,384	$40,170	$10,212	$51,766	$46,900
Liabilities:
Investment contracts	$-	$-	$1,249	$1,249	$2,076
Derivative liabilities	-	48	-	48	86
Total liabilities	$-	$48	$1,249	$1,297	$2,162

December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts²	$-	$-	$953	$953	$1,801
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$953	$972	$1,823

1	Level 3 is primarily composed of industrial and miscellaneous bonds.
2	Prior period balances updated to conform to current period presentation.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$770	$16	$786
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$770	$16	$786
Less: Deferred tax assets nonadmitted	(41)	-	(41)
Net admitted deferred tax assets	$729	$16	$745
Less: Deferred tax liabilities	(94)	(9)	(103)
Net admitted deferred tax assets	$635	$7	$642

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2020	2019	Change
Adjusted gross deferred tax assets	$786	$774	$12
Total deferred tax liabilities	(103)	(136)	33
Net deferred tax assets	$683	$638	$45
Less: Tax effect of unrealized gains			3
Change in deferred income tax			$42

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$7	$7
Adjusted gross deferred tax assets expected to be realized[1]	633	2	635
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	96	7	103
Admitted deferred tax assets	$729	$16	$745

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2020 and 2019, the threshold limitation for adjusted capital and surplus was $1.3 billion and $1.2 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.4 billion and $8.1 billion as of December 31, 2020 and 2019, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,176% and 1,296% as of December 31, 2020 and 2019, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2020
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	32.64%	0.00%	32.64%

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2020 and 2019.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2020	2019	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$108	$-
Investments	116	88	28
Deferred acquisition costs	202	201	1
Policyholders’ dividends accumulation	5	5	-
Compensation and benefits accrual	10	10	-
Tax credit carry-forward	316	303	13
Other	13	15	(2)
Subtotal	$770	$730	$40
Nonadmitted	(41)	(13)	(28)
Admitted ordinary deferred tax assets	$729	$717	$12
Capital:
Investments	16	44	(28)
Subtotal	$16	$44	$(28)
Nonadmitted	-	(24)	24
Admitted capital deferred tax assets	$16	$20	$(4)
Admitted deferred tax assets	$745	$737	$8

Deferred tax liabilities
Ordinary:
Investments	$(2)	$(26)	$24
Deferred and uncollected premium	(6)	(6)	-
Future policy benefits and claims	(57)	(58)	1
Deferred acquisition costs	(28)	(43)	15
Other	(1)	(1)	-
Subtotal	$(94)	$(134)	$40
Capital:
Investments	(9)	(2)	(7)
Subtotal	$(9)	$(2)	$(7)
Deferred tax liabilities	$(103)	$(136)	$33
Net deferred tax assets	$642	$601	$41

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Current income tax (benefit) expense	$(22)	$(66)	$73
Change in deferred income tax (without tax on unrealized gains and losses)	(41)	29	(72)
Total income tax (benefit) expense reported	$(63)	$(37)	$1

Income before income and capital gains taxes	$465	$563	$783
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$98	$118	$164
Decrease in actual tax reported resulting from:
Dividends received deduction	(117)	(101)	(99)
Change in tax reserves	16	-	16
Tax credits	(48)	(53)	(51)
Tax (benefit) expense related to the Tax Cuts and Jobs Act[1]	-	-	(26)
Loss carryback rate differential	(10)	-	-
Other	(2)	(1)	(3)
Total income tax (benefit) expense reported	$(63)	$(37)	$1
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Tax Cuts and Jobs Act.

The Company incurred $6 million in federal income tax expense in 2019 which is available for recoupment in the event of future net losses.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act was signed into law and includes certain income tax provisions relevant to businesses. The Company is required to recognize the effect on the financial statements in the period the law was enacted. For year ended December 31, 2020, the CARES Act did not have a material impact on the Company’s financial statements.

The CARES Act amended the Tax Cuts and Jobs Act, to accelerate the ability of companies to fully recover AMT credits in 2020 versus 2021. The Company had $159 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019. In 2020, the Company received a refund of $158 million of its AMT credits.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2020:

(in millions)	Amount	Origination	Expiration
Business credits	$5	2011	2031
Business credits	$9	2012	2032
Business credits	$6	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Global Holdings, Inc.

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

NWD Investment Management, Inc.

Registered Investment Advisors Services, Inc.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria National Insurance Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2020 and 2019.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2020	2019
$750 million commercial paper program (0.00%)	$-	$200
Accrued interest payable	3	3
Total short-term debt	$3	$203

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2019, the Company had access to borrow up to $300 million from the FHLB to provide financing for operations that expired on March 22, 2020. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.3 billion and $4.0 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2020 and 2019, respectively. In February 2021, the Company terminated this agreement and entered into a new agreement with the FHLB, which expires February 4, 2022, that allows the Company and NLAIC access to collectively borrow up to $1.1 billion in the aggregate, which would be collateralized by pledged securities.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2020 and 2019.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2020 and 2019.

The amount of interest paid on short-term debt was immaterial in 2020, 2019 and 2018.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million in membership stock as of December 31, 2020 and 2019. As part of the agreement, the Company purchased and held an additional $58 million and $53 million in activity stock as of December 31, 2020 and 2019, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $2.1 billion and $1.8 billion as of December 31, 2020 and 2019, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.4 billion (1.5% of total admitted assets) as of December 31, 2020 and $2.2 billion (1.4% of total admitted assets) as of December 31, 2019, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2020
12/19/2001	7.50%	$300	$300	$22	$428	$-	12/31/2031
6/27/2002	8.15%	300	300	25	448	-	6/27/2032
12/23/2003	6.75%	100	100	7	112	-	12/23/2033
12/20/2019	4.21%	400	400	17	17	-	12/19/2059
Total		$1,100	$1,100	$71	$1,005	$-

December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/19/2059
Total		$1,100	$1,100	$54	$934	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2020, 2019 and 2018 included premiums of $627 million, $529 million and $506 million, respectively, benefits and claims, net of third party reinsurance recoveries of $23 million, $17 million, and $14 million respectively, net investment earnings on funds withheld assets of $49 million, $33 million and $20 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $1 million, respectively. As of December 31, 2020 and 2019, the carrying value of the funds withheld assets was $965 million and $795 million, respectively, which consists of bonds and short-term investments that had a carrying value of $856 million and $722 million, respectively, and mortgage loans that had a carrying value of $108 million and $73 million, respectively. As of December 31, 2020 and 2019, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $65 million and $275 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $402 million and $248 million as of as of December 31, 2020 and December 31, 2019, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $281 million, $279 million and $257 million for the years ended December 31, 2020, 2019 and 2018, respectively, while benefits, claims and expenses ceded were $260 million, $273 million and $237 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2020, 2019 and 2018 and include premiums of $12 million, $14 million and $14 million, respectively, net investment income of $46 million, $49 million and $58 million, respectively, and benefits, change in reserves and other expenses of $171 million, $251 million and $358 million, respectively. The reserve adjustment for 2020, 2019 and 2018 of $(172) million, $(246) million and $(352) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.1 billion and $1.2 billion as of December 31, 2020 and 2019, respectively, and amounts payable related to this agreement were $8 million and $0.4 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $37 million and $39 million as of December 31, 2020 and 2019, respectively. Total premiums assumed under this treaty were $8 million, $11 million and $8 million during 2020, 2019 and 2018, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $158 million and $157 million as of December 31, 2020 and 2019, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2020 and 2019 were $420 million and $438 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), SCOR Global Life Americas Reinsurance (“SGLAR”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2020. Total reserve credits taken on these contracts as of December 31, 2020 and 2019 totaled $100 million and $90 million for each year, from SBL, $44 million and $0, respectively, from SGLAR and $36 million and $41 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the Enterprise Cost Sharing Agreement. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC and NSC totaling $281 million, $220 million and $235 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.7 billion, $3.5 billion and $3.4 billion as of December 31, 2020, 2019 and 2018, respectively. Total revenues from these contracts were $122 million, $120 million and $119 million for the years ended December 31, 2020, 2019 and 2018, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $115 million, $112 million and $107 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the Enterprise Cost Sharing Agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC of $13 million, $11 million and $10 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2020, 2019 and 2018.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2020, 2019 and 2018, customer allocations to NFG funds totaled $69.2 billion, $66.8 billion and $60.7 billion, respectively. For the years ended December 31, 2020, 2019 and 2018, NFG paid the Company $229 million, $227 million and $227 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $551 million and $616 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020, amounts on deposit with NCMC were comprised of $547 million of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2020, 2019 and 2018 was $69 million, $71 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2041. As of December 31, 2020 and 2019, the Company had mortgage loans outstanding of $414 million and $348 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2020 and 2019, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2020 and 2019, there was no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2020, 2019 and 2018 were immaterial.

During 2020, 2019 and 2018, the Company received capital contributions of $0, $600 million and $435 million, respectively, from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

During 2020, 2019 and 2018, the Company paid capital contributions of $500 million, $400 million and $565 million, respectively, to NLAIC.

On February 11, 2020, the Company entered into an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. As of December 31, 2020, no amounts were drawn on the note.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2020 and 2019, the Company made surplus contributions to Eagle. On March 31, 2020 and April 17, 2020, the Company made surplus contributions to Eagle of $555 million and $50 million, respectively. On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million.

During 2020 and 2019 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2021, the Company received a dividend distribution of $292 million from Eagle that was declared on December 31, 2020. The dividend receivable was recorded in accrued investment income on the December 31, 2020 statutory statement of admitted assets, liabilities, capital and surplus. On November 10, 2020 the Company received a total distribution of $267 million from Eagle that was declared on September 30, 2020 and consisted of a return of contributed surplus of $184 million and a dividend of $83 million. On August 10, 2020 the Company received a return of contributed surplus distribution of $421 million from Eagle that was declared on June 30, 2020. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $90 million and $69 million as of December 31, 2020 and 2019, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2020 and 2019 were approximately $8 million and $9 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2020, 2019 and 2018, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2020, was $9.1 billion and statutory net income for 2020 was $487 million. As of January 1, 2021, the Company has the ability to pay dividends to NFS totaling $911 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2020:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$2	$2	$2
	U.S. government and agencies	120	150	120
	Obligations of states and political subdivisions	3,323	3,988	3,323
	Foreign governments	63	71	63
	Public utilities	3,784	4,280	3,790
	All other corporate, mortgage-backed and asset-backed securities	29,876	33,319	29,909
	Total fixed maturity securities	$37,168	$41,810	$37,207
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	30	33	33
	Industrial, miscellaneous and all other	113	109	109
	Nonredeemable preferred stocks	97	109	97
	Total equity securities[1]	$240	$251	$239
	Mortgage loans[2]	7,831		7,783
	Short-term investments	461		461
	Policy loans	888		888
	Other long-term investments[3]	950		950
	Total invested assets	$47,538		$47,528
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.6 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $157 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III    Supplementary Insurance Information

As of December 31, 2020, 2019 and 2018 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861

Total		$41,002			$10,637
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Retirement Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229

Total		$39,139			$10,168

2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Retirement Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456

Total		$38,337			$9,829

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135

Total	$2,107	$17,286		$444

2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Retirement Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105

Total	$1,974	$16,957		$417

2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Retirement Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64

Total	$1,927	$15,367		$398

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV     Reinsurance

As of December 31, 2020, 2019 and 2018 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254

2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2020, 2019 and 2018:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2020
Valuation allowances - mortgage loans	$34	$14	$-	$48

2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-4:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2020.
Statements of Operations for the year ended December 31, 2020.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2020 and 2019.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2020 and 2019.
Statutory Statements of Operations for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Cash Flow for the years ended December 31, 2020, 2019 and 2018.
Notes to Statutory Financial Statements.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Pre-Effective Amendment No. 4 on September 7, 2007 (File No. 333-135650) as Exhibit 24 and hereby incorporated by reference.
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit 3 and hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed with the Initial Registration Statement on July 7, 2006 (File No. 333-135650) as Exhibit 4 and hereby incorporated by reference.
5)	Variable Annuity Application – Filed with the Initial Registration Statement on July 7, 2006 (File No. 333-135650) as Exhibit 5 and hereby incorporated by reference.
6)	Depositor’s Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
5)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
6)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
7)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
8)	Participation Agreement with Credit Suisse Asset Management, LLC, and Provident Distributors, Inc. dated January 3, 2000 with the registration statement under 033-60063, post-effective amendment number 21 filed on April 22, 2008 as document creditsuissefpa.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm

15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
21)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September, 1999 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonfpa.htm
22)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
23)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
24)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
25)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
26)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
27)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
28)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
29)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm

30)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
31)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., as amended, dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
32)	Fund Participation Agreement with ProFunds Distributors, Inc. dated January 10, 2010 with the registration statement under 333-62692, post-effective amendment number 26 filed on April 19, 2011 as document profundfpa.htm
33)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
34)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
35)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
37)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
39)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "nwfpa99h12a.htm"
40)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
41)	Fund Participation Agreement with Hartford Series Fund, Inc., Hartford Funds Management Company, LLC, Hartford Funds Distributors, LLC and Hartford Administrative Services Company, dated September 1, 2020 with Pre-Effective Amendment No. 1 of registration statement (333-240010) filed on October 1, 2020 as document d19418dex9924b841
42)	Fund Participation Agreement with Principal Variable Contracts Funds, Inc. and Principal Funds Distributor, Inc. dated November 5, 2020 with Post-Effective Amendment No. 1 of registration statement (333-240009)

9)	Opinion of Counsel – Filed with the Initial Registration Statement on July 7, 2006 (File No. 333-135650) as Exhibit 9 and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Administrative Officer	Gale V. King
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President - Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Chief Investment Officer	Joel L. Coleman
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - External Affairs	Steven M. English
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President - Corporate Solutions	Juan J. Perez
Senior Vice President - Retirement Plan Sales	Scott Ramey
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Nationwide Retirement Institute	Kristi L. Rodriguez
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 28, 2021, was 2,588 and 2,404 respectively.

Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B

b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Assistant Secretary	Heidi Bowman
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 20, 2021.
Nationwide Variable Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 20, 2021.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact